Due to size constraints, this filing is being made in 2 related submissions.  This submission is the first of the 2 related submissions.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

655 9th Street, Des Moines, IA	50309
(Address of principal executive offices)	(Zip code)

Principal Management Corporation, 655 9th Street, Des Moines, IA 50309

(Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	October 31, 2016
Date of reporting period:	April 30, 2016

ITEM 1 – REPORT TO STOCKHOLDERS

PRINCIPAL FUNDS

Retirement, Institutional, & J Share Classes

Semiannual Report

April 30, 2016

PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company

Principal National Life Insurance Company

Principal Securities, Inc.

Principal Trust Company

Principal Global Investors, LLC

Principal Global Investors Trust

Principal Real Estate Investors, LLC

Principal Commercial Acceptance, LLC

Principal Commercial Funding, LLC

Principal Green Fund I, LP / PGF GP, LLC

Principal Green Property Fund Employees II, LLC

Principal Real Estate Debt Fund I, LP

Principal Real Estate Debt Fund, GP, LLC

Edge Asset Management, Inc. / Spectrum Asset Management, Inc.

Principal Variable Contracts Funds, Inc.

Principal Life Insurance Company Variable Life Separate Account

Principal National Life Insurance Company Variable Life Separate Account

Principal Life Insurance Company Separate Account B

Principal Funds, Inc. / Principal Funds Distributor, Inc.

Employers Dental Services, Inc. / Principal Dental Services, Inc.

First Dental Health

PROTECTING YOUR PRIVACY

This Notice is required by law. It tells how we handle personal information.

This Notice applies to:

  people who own or apply for our products or services for personal use.
  employee benefit plan participants and beneficiaries.

Please note that in this Notice, “you” refers to only these people. The Notice does not apply to an employer plan sponsor or group policyholder.

WE PROTECT INFORMATION WE COLLECT ABOUT YOU

We follow strict standards to safeguard personal information. These standards include limiting access to data and regularly testing our security technology.

HOW WE COLLECT INFORMATION

We collect data about you as we do business with you.

Some of the sources of this data are as follows:

  Information we obtain when you apply or enroll for products or services. You may provide facts such as your name; address; Social Security number; financial status; and, when applicable, health history.
  Information we obtain from others. This may include claim reports, medical records, when applicable, credit reports, property values and similar data.
  Information we obtain through our transactions and experience with you. This includes your claims history, payment and investment records, and account values and balances.
  Information we obtain through the Internet. This includes data from online forms you complete. It also includes data we collect when you visit our websites.

HOW WE SHARE INFORMATION

We may share personal information about you or about former customers, plan participants or beneficiaries among companies within the Principal Financial Group for several reasons, including:

  to assist us in servicing your account;
  to help design and improve products;
  to protect against potential identity theft or unauthorized transactions;
  in response to a subpoena or for other legal purposes;
  to prevent fraud;
  to comply with inquiries from government agencies or other regulators;
  with others that service your account, or that perform services on our behalf;
  with others with whom we may have joint marketing agreements. These include financial services companies (such as other insurance companies, banks or mutual fund companies); and
  with your consent, at your request or as allowed by law.

MEDICAL INFORMATION

We do not share medical information among companies of the Principal Financial Group or with others except:

  when needed to service your policies, accounts, claims or contracts;
  when laws protecting your privacy permit it; or
  when you consent.

MM 2458-14

04/2016

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ACCURACY OF INFORMATION

We strive for accurate records. Please tell us if you receive any incorrect materials from us. We will make the appropriate changes.

COMPANIES WITHIN THE PRINCIPAL FINANCIAL GROUP

Several companies within the Principal Financial Group are listed at the top of this Notice. The companies of the Principal Financial Group are leading providers of retirement savings, investment, and insurance products.

MORE INFORMATION

You may write to us if you have questions about our Privacy Notice. Contact our Privacy Officer at P.O. Box 14582, Des Moines, Iowa 50306-3582.

To contact us, please call 1-800-986-3343.

Receipt of this notice does not mean your application has been accepted.

We may change our privacy practices at times. We will give you a revised notice when required by law.

Our privacy practices comply with all applicable laws. If a state’s privacy laws are more restrictive than those stated in this Notice, we comply with those laws.

Your agent, broker, registered representative, consultant or advisor may have a different privacy policy.

MM 2458-14

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CALIFORNIA PRIVACY NOTICE

This Notice is provided on behalf of the following

companies of the Principal Financial Group:

Principal Life Insurance Company

Principal National Life Insurance Company

Principal Securities, Inc.

Principal Trust Company

Principal Global Investors, LLC

Principal Global Investors Trust

Principal Real Estate Investors, LLC

Principal Commercial Acceptance, LLC

Principal Commercial Funding, LLC

Principal Green Fund I, LP / PGF GP, LLC

Principal Green Property Fund Employees II, LLC

Principal Real Estate Debt Fund I, LP

Principal Real Estate Debt Fund, GP, LLC

Edge Asset Management, Inc. / Spectrum Asset Management, Inc.

Principal Variable Contracts Funds, Inc.

Principal Life Insurance Company Variable Life Separate Account

Principal National Life Insurance Company Variable Life Separate Account

Principal Life Insurance Company Separate Account B

Principal Funds, Inc. / Principal Funds Distributor, Inc.

Employers Dental Services, Inc. / Principal Dental Services, Inc.

First Dental Health

PROTECTING YOUR PRIVACY	Information we obtain through the Internet. This
includes data from online forms you complete. It also
This Notice is required by law. It tells how we handle	includes data we receive when you visit our websites.
personal information.
This Notice applies to individual residents of California	HOW WE SHARE INFORMATION
who:	We may share personal information about you or about former
own or apply for our products or services for personal	customers, plan participants or beneficiaries among companies
use.	within the Principal Financial Group or with others for several reasons, including:
are employee benefit plan participants and
beneficiaries.	to assist us in servicing your account;
Please note that in this Notice, “you” refers to only these	to help design and improve products;
people. The Notice does not apply to an employer plan	to protect against potential identity theft or
sponsor or group policyholder.	unauthorized transactions;

WE PROTECT INFORMATION WE COLLECT ABOUT	in response to a subpoena or for other legal purposes;
YOU	to prevent fraud;
We follow strict standards to protect personal information.	to comply with inquiries from government agencies or other
These standards include limiting access to data and	regulators;
regularly testing our security technology.	with others that service your account, or that perform
HOW WE COLLECT INFORMATION	services on our behalf; or
We collect data about you as we do business with you.	with your consent, at your request or as allowed by law.
Some of the sources of this data are as follows:
MEDICAL INFORMATION
Information we obtain when you apply or enroll for
products or services. You may provide facts such as	We do not share medical information among companies of the
your name; address; Social Security number; financial	Principal Financial Group or with others except:
status; and, when applicable, health history.	when needed to service your policies, accounts, claims
Information we obtain from others. This may include	or contracts;
claim reports, medical records, credit reports and	when laws protecting your privacy permit it; or
similar data.	when you consent.
Information we obtain through our transactions
and experience with you. This includes your claims
history, payment and investment records, and account
values.

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ACCURACY OF INFORMATION	MORE INFORMATION

We strive for accurate records. Please tell us if you receive any	You may write to us if you have questions about our Privacy
incorrect materials from us. We will make the appropriate	Notice. Contact our Privacy Officer at P.O. Box 14582,
changes.	Des Moines, Iowa 50306-3582.

COMPANIES WITHIN THE PRINCIPAL FINANCIAL	To contact us, please call 1-800-986-3343.
GROUP
Receipt of this notice does not mean your application has been
Several companies within the Principal Financial Group are	accepted.
listed at the top of this Notice. The companies of the Principal
Financial Group are leading providers of retirement savings,	We may change our privacy practices at times. We will give
investment, and insurance products.	you a revised notice when required by law. Our privacy
practices comply with all applicable laws.

Your agent, broker, registered representative, consultant or advisor may have a different privacy policy.

BB 9338-13

04/2016

F445CA-13

Table of Contents

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)

	California		Core Plus		Diversified
Amounts in thousands, except per share amounts	Municipal Fund		Bond Fund		International Fund
Investment in securities--at cost	$315,106		$4,460,542		$6,590,754
Foreign currency--at cost	$–		$981		$93,710
Assets
Investment in securities--at value	$339,456		$4,496,414		$7,016,012
Foreign currency--at value	–		1,006		94,226
Cash	22,552		785		11,676
Receivables:
Dividends and interest	3,726		30,583		36,604
Expense reimbursement from Manager	2		12		3
Expense reimbursement from Distributor	–		2		2
Foreign currency contracts	–		27		–
Fund shares sold	4,247		10,053		2,654
Investment securities sold	5,294		45,002		74,074
Variation margin on financial derivative instruments	–		354		–
Other assets	–		7		5
Prepaid directors' expenses	–		1		2
Prepaid transfer agent fees	4		–		–
Total Assets	375,281		4,584,246		7,235,258
Liabilities
Accrued management and investment advisory fees	121		1,668		4,483
Accrued administrative service fees	–		6		5
Accrued distribution fees	76		58		92
Accrued service fees	–		25		29
Accrued transfer agent fees	1		181		286
Accrued directors' expenses	1		–		–
Accrued professional fees	19		27		28
Accrued other expenses	19		121		237
Payables:
Deferred foreign tax	–		–		131
Dividends payable	635		9,021		–
Foreign currency contracts	–		1,397		–
Fund shares redeemed	322		8,843		5,368
Interest expense and fees payable	20		–		–
Investment securities purchased	16,599		421,728		278,697
Variation margin on financial derivative instruments	–		32		–
Floating rate notes issued	12,989		–		–
Total Liabilities	30,802		443,107		289,356
Net Assets Applicable to Outstanding Shares	$344,479		$4,141,139		$6,945,902
Net Assets Consist of:
Capital shares and additional paid-in-capital	$363,534		$4,257,557		$6,957,946
Accumulated undistributed (overdistributed) net investment income (loss)	94		4,308		34,776
Accumulated undistributed (overdistributed) net realized gain (loss)	(43,499)		(152,394)		(472,365)
Net unrealized appreciation (depreciation) of investments	24,350		33,001		425,127
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		(1,333)		418
Total Net Assets	$344,479		$4,141,139		$6,945,902
Capital Stock (par value: $.01 per share):
Shares authorized	600,000		1,060,000		1,525,000
Net Asset Value Per Share:
Class A: Net Assets	$259,462		$95,149		$229,569
Shares Issued and Outstanding	24,147		8,710		20,460
Net Asset Value per share	$10.75		$10.92		$11.22
Maximum Offering Price	$11.17		$11.35		$11.87
Class C: Net Assets	$31,942		$8,548		$14,366
Shares Issued and Outstanding	2,967		782		1,281
Net Asset Value per share	$10.77	(a)	$10.93	(a)	$11.22	(a)
Class J: Net Assets	N/A		$156,902		$171,952
Shares Issued and Outstanding			14,272		15,495
Net Asset Value per share			$10.99	(a)	$11.10	(a)
Class P: Net Assets	$50,878		N/A		$4,060
Shares Issued and Outstanding	4,736				365
Net Asset Value per share	$10.74				$11.14
Institutional: Net Assets	$2,197		$3,755,936		$6,385,796
Shares Issued and Outstanding	204		344,021		571,804
Net Asset Value per share	$10.75		$10.92		$11.17
R-1: Net Assets	N/A		$6,032		$4,726
Shares Issued and Outstanding			553		423
Net Asset Value per share			$10.92		$11.18
R-2: Net Assets	N/A		$11,360		$6,988
Shares Issued and Outstanding			1,051		628
Net Asset Value per share			$10.81		$11.13
R-3: Net Assets	N/A		$29,369		$32,723
Shares Issued and Outstanding			2,705		2,930
Net Asset Value per share			$10.86		$11.17
R-4: Net Assets	N/A		$21,484		$33,611
Shares Issued and Outstanding			1,943		2,969
Net Asset Value per share			$11.06		$11.32
R-5: Net Assets	N/A		$56,359		$62,111
Shares Issued and Outstanding			5,186		5,499
Net Asset Value per share			$10.87		$11.29

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)

			Global Diversified	Global Real Estate
Amounts in thousands, except per share amounts	Equity Income Fund		Income Fund	Securities Fund
Investment in securities--at cost	$3,768,598		$10,616,382	$2,764,141
Foreign currency--at cost	$–		$5,007	$21,196
Assets
Investment in securities--at value	$5,401,162		$10,451,739	$3,025,055
Foreign currency--at value	–		4,953	21,201
Cash	1,259		11,581	–
Deposits with counterparty	–		57,115	–
Receivables:
Dividends and interest	8,792		121,421	6,785
Expense reimbursement from Manager	–		–	1
Foreign currency contracts	–		3,536	–
Fund shares sold	1,458		63,127	3,821
Investment securities sold	32,382		172,505	14,613
Other assets	1		–	–
Prepaid directors' expenses	–		–	2
Total Assets	5,445,054		10,885,977	3,071,478
Liabilities
Accrued management and investment advisory fees	2,233		6,133	2,139
Accrued administrative service fees	7		–	–
Accrued distribution fees	354		2,423	81
Accrued service fees	45		–	–
Accrued transfer agent fees	421		2,134	196
Accrued directors' expenses	2		5	–
Accrued professional fees	14		18	15
Accrued other expenses	55		445	79
Payables:
Dividends payable	–		41,595	–
Foreign currency contracts	–		9,531	–
Fund shares redeemed	3,720		28,147	4,391
Investment securities purchased	46,078		172,358	53,763
Options and swaptions contracts written (premiums received $0, $45,716 and $0)	–		48,298	–
OTC swap agreements--at value (premiums received $0, $1,038 and $0)	–		2,067	–
Total Liabilities	52,929		313,154	60,664
Net Assets Applicable to Outstanding Shares	$5,392,125		$10,572,823	$3,010,814
Net Assets Consist of:
Capital shares and additional paid-in-capital	$3,712,786		$11,061,604	$2,743,902
Accumulated undistributed (overdistributed) net investment income (loss)	35,079		88,559	(25,826)
Accumulated undistributed (overdistributed) net realized gain (loss)	11,696		(403,321)	31,555
Net unrealized appreciation (depreciation) of investments	1,632,564		(168,254)	260,914
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		(5,765)	269
Total Net Assets	$5,392,125		$10,572,823	$3,010,814
Capital Stock (par value: $.01 per share):
Shares authorized	1,700,000		1,850,000	1,025,000
Net Asset Value Per Share:
Class A: Net Assets	$902,026		$2,052,723	$170,427
Shares Issued and Outstanding	34,776		153,772	20,010
Net Asset Value per share	$25.94		$13.35	$8.52
Maximum Offering Price	$27.45		$13.87	$9.02
Class C: Net Assets	$184,264		$2,454,180	$56,614
Shares Issued and Outstanding	7,271		184,891	6,849
Net Asset Value per share	$25.34	(a)	$13.27 (a)	$8.27	(a)
Class P: Net Assets	$125,549		$2,575,328	$237,074
Shares Issued and Outstanding	4,840		193,889	26,107
Net Asset Value per share	$25.94		$13.28	$9.08
Institutional: Net Assets	$3,957,873		$3,490,592	$2,546,142
Shares Issued and Outstanding	152,412		262,541	280,035
Net Asset Value per share	$25.97		$13.30	$9.09
R-1: Net Assets	$2,123		N/A	N/A
Shares Issued and Outstanding	82
Net Asset Value per share	$25.85
R-2: Net Assets	$5,565		N/A	N/A
Shares Issued and Outstanding	214
Net Asset Value per share	$25.93
R-3: Net Assets	$62,702		N/A	$11
Shares Issued and Outstanding	2,425			1
Net Asset Value per share	$25.86			$9.09
R-4: Net Assets	$53,741		N/A	$11
Shares Issued and Outstanding	2,075			1
Net Asset Value per share	$25.90			$9.09
R-5: Net Assets	$98,282		N/A	$11
Shares Issued and Outstanding	3,789			1
Net Asset Value per share	$25.94			$9.09
R-6: Net Assets	N/A		N/A	$524
Shares Issued and Outstanding				58
Net Asset Value per share				$9.10

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)

Government & High
Amounts in thousands, except per share amounts	Quality Bond Fund		High Yield Fund	High Yield Fund I
Investment in securities--at cost	$1,595,721		$3,559,117	$914,216
Foreign currency--at cost	$–		$1,597	$–
Assets
Investment in securities--at value	$1,599,825		$3,367,932	$885,348
Foreign currency--at value	–		1,690	–
Cash	–		1,264	331
Deposits with counterparty	–		1,526	–
Receivables:
Dividends and interest	8,568		59,458	13,558
Expense reimbursement from Manager	6		45	–
Expense reimbursement from Distributor	28		–	–
Fund shares sold	11,333		27,088	4,575
Investment securities sold	9,804		47,379	3,459
Other assets	19		–	–
Total Assets	1,629,583		3,506,382	907,271
Liabilities
Accrued management and investment advisory fees	647		1,394	452
Accrued administrative service fees	4		–	–
Accrued distribution fees	138		483	1
Accrued service fees	13		–	–
Accrued transfer agent fees	131		1,178	42
Accrued directors' expenses	–		–	1
Accrued professional fees	17		21	22
Accrued other expenses	61		293	7
Cash overdraft	141		–	–
Payables:
Dividends payable	4,718		16,863	4,227
Foreign currency contracts	–		1,041	–
Fund shares redeemed	561		7,730	1,518
Investment securities purchased	29,384		55,814	15,963
Variation margin on financial derivative instruments	–		50	–
Total Liabilities	35,815		84,867	22,233
Net Assets Applicable to Outstanding Shares	$1,593,768		$3,421,515	$885,038
Net Assets Consist of:
Capital shares and additional paid-in-capital	$1,657,300		$3,742,997	$964,471
Accumulated undistributed (overdistributed) net investment income (loss)	(8,279)		(12,760)	349
Accumulated undistributed (overdistributed) net realized gain (loss)	(59,357)		(117,177)	(50,914)
Net unrealized appreciation (depreciation) of investments	4,104		(190,621)	(28,868)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		(924)	–
Total Net Assets	$1,593,768		$3,421,515	$885,038
Capital Stock (par value: $.01 per share):
Shares authorized	1,175,000		1,700,000	400,000
Net Asset Value Per Share:
Class A: Net Assets	$313,705		$901,601	$4,039
Shares Issued and Outstanding	28,689		129,016	425
Net Asset Value per share	$10.93		$6.99	$9.50
Maximum Offering Price	$11.18		$7.26	$9.87
Class C: Net Assets	$60,092		$375,888	N/A
Shares Issued and Outstanding	5,502		53,278
Net Asset Value per share	$10.92	(a)	$7.06 (a)
Class J: Net Assets	$141,220		N/A	N/A
Shares Issued and Outstanding	12,898
Net Asset Value per share	$10.95	(a)
Class P: Net Assets	$13,110		$511,964	N/A
Shares Issued and Outstanding	1,196		73,240
Net Asset Value per share	$10.96		$6.99
Institutional: Net Assets	$1,000,595		$1,632,062	$880,999
Shares Issued and Outstanding	91,476		235,004	92,617
Net Asset Value per share	$10.94		$6.94	$9.51
R-1: Net Assets	$2,865		N/A	N/A
Shares Issued and Outstanding	262
Net Asset Value per share	$10.95
R-2: Net Assets	$11,360		N/A	N/A
Shares Issued and Outstanding	1,038
Net Asset Value per share	$10.94
R-3: Net Assets	$16,429		N/A	N/A
Shares Issued and Outstanding	1,501
Net Asset Value per share	$10.95
R-4: Net Assets	$10,727		N/A	N/A
Shares Issued and Outstanding	980
Net Asset Value per share	$10.95
R-5: Net Assets	$23,665		N/A	N/A
Shares Issued and Outstanding	2,161
Net Asset Value per share	$10.95

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)

				International
			Inflation	Emerging
Amounts in thousands, except per share amounts	Income Fund		Protection Fund	Markets Fund
Investment in securities--at cost	$3,157,469		$1,750,784	$1,037,414
Foreign currency--at cost	$–		$64,070	$5,045
Assets
Investment in securities--at value	$3,196,510		$1,780,513	$1,070,261
Foreign currency--at value	–		64,435	5,083
Cash	609		–	2,239
Receivables:
Dividends and interest	27,014		2,044	544
Expense reimbursement from Manager	1		2	10
Expense reimbursement from Distributor	1		–	1
Foreign currency contracts	–		2,976	–
Foreign tax refund	–		–	1,257
Fund shares sold	11,307		398	808
Investment securities sold	16,430		61,728	28,145
OTC swap agreements--at value (premiums paid $0, $0 and $0)	–		406	–
Variation margin on financial derivative instruments	–		244	–
Prepaid professional fees	–		–	9
Total Assets	3,251,872		1,912,746	1,108,357
Liabilities
Accrued management and investment advisory fees	1,245		525	1,107
Accrued administrative service fees	7		1	2
Accrued distribution fees	132		8	38
Accrued service fees	26		3	9
Accrued transfer agent fees	161		28	168
Accrued directors' expenses	1		1	1
Accrued professional fees	16		16	–
Accrued other expenses	41		21	209
Cash overdraft	–		1,453	–
Payables:
Deferred foreign tax	–		–	406
Dividends payable	9,264		–	–
Foreign currency contracts	–		4,971	–
Fund shares redeemed	920		3,215	959
Investment securities purchased	30,919		158,233	27,629
Options and swaptions contracts written (premiums received $0, $5,729 and $0)	–		3,480	–
OTC swap agreements--at value (premiums received $0, $0 and $0)	–		41	–
Variation margin on financial derivative instruments	–		433	–
Total Liabilities	42,732		172,429	30,528
Net Assets Applicable to Outstanding Shares	$3,209,140		$1,740,317	$1,077,829
Net Assets Consist of:
Capital shares and additional paid-in-capital	$3,224,428		$1,770,854	$1,271,674
Accumulated undistributed (overdistributed) net investment income (loss)	(16,930)		(10,266)	458
Accumulated undistributed (overdistributed) net realized gain (loss)	(37,399)		(50,453)	(228,009)
Net unrealized appreciation (depreciation) of investments	39,041		31,809	33,698
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		(1,627)	8
Total Net Assets	$3,209,140		$1,740,317	$1,077,829
Capital Stock (par value: $.01 per share):
Shares authorized	1,125,000		900,000	900,000
Net Asset Value Per Share:
Class A: Net Assets	$262,112		$13,034	$73,022
Shares Issued and Outstanding	27,561		1,540	3,532
Net Asset Value per share	$9.51		$8.46	$20.67
Maximum Offering Price	$9.73		$8.79	$21.87
Class C: Net Assets	$65,186		$3,777	$8,788
Shares Issued and Outstanding	6,816		464	445
Net Asset Value per share	$9.56	(a)	$8.14 (a)	$19.74	(a)
Class J: Net Assets	$92,725		$7,876	$92,626
Shares Issued and Outstanding	9,728		951	4,648
Net Asset Value per share	$9.53	(a)	$8.28 (a)	$19.93	(a)
Class P: Net Assets	$28,408		N/A	$1,501
Shares Issued and Outstanding	2,980			73
Net Asset Value per share	$9.53			$20.48
Institutional: Net Assets	$2,629,316		$1,702,427	$860,124
Shares Issued and Outstanding	275,715		199,337	41,988
Net Asset Value per share	$9.54		$8.54	$20.48
R-1: Net Assets	$16,597		$759	$2,581
Shares Issued and Outstanding	1,740		93	126
Net Asset Value per share	$9.54		$8.16	$20.42
R-2: Net Assets	$3,199		$501	$3,183
Shares Issued and Outstanding	335		61	157
Net Asset Value per share	$9.55		$8.21	$20.31
R-3: Net Assets	$32,568		$5,143	$10,544
Shares Issued and Outstanding	3,409		621	516
Net Asset Value per share	$9.55		$8.29	$20.43
R-4: Net Assets	$25,761		$2,165	$7,972
Shares Issued and Outstanding	2,698		259	389
Net Asset Value per share	$9.55		$8.37	$20.52
R-5: Net Assets	$46,993		$4,635	$17,488
Shares Issued and Outstanding	4,931		550	852
Net Asset Value per share	$9.53		$8.43	$20.53
R-6: Net Assets	$6,275		N/A	N/A
Shares Issued and Outstanding	658
Net Asset Value per share	$9.54

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)

		LargeCap		LargeCap
Amounts in thousands, except per share amounts	International Fund I	Growth Fund		Growth Fund I
Investment in securities--at cost	$357,235	$2,135,029		$5,585,280
Foreign currency--at cost	$8	$–		$–
Assets
Investment in securities--at value	$383,958	$2,525,540		$7,047,532
Foreign currency--at value	8	–		–
Deposits with counterparty	451	–		10,104
Receivables:
Dividends and interest	2,790	1,529		3,221
Expense reimbursement from Manager	2	1		96
Expense reimbursement from Distributor	–	1		2
Fund shares sold	173	197		2,553
Investment securities sold	–	109,043		27,689
Other assets	–	12		–
Prepaid directors' expenses	–	–		3
Total Assets	387,382	2,636,323		7,091,200
Liabilities
Accrued management and investment advisory fees	287	1,369		3,537
Accrued administrative service fees	2	3		17
Accrued distribution fees	4	102		60
Accrued service fees	4	19		108
Accrued transfer agent fees	25	500		426
Accrued custodian fees	23	–		–
Accrued directors' expenses	–	2		–
Accrued professional fees	27	13		14
Accrued other expenses	17	63		48
Payables:
Fund shares redeemed	118	2,232		3,508
Investment securities purchased	–	82,565		39,053
Variation margin on financial derivative instruments	65	–		1,657
Total Liabilities	572	86,868		48,428
Net Assets Applicable to Outstanding Shares	$386,810	$2,549,455		$7,042,772
Net Assets Consist of:
Capital shares and additional paid-in-capital	$689,576	$1,927,255		$5,346,045
Accumulated undistributed (overdistributed) net investment income (loss)	1,324	2,488		1,944
Accumulated undistributed (overdistributed) net realized gain (loss)	(330,938)	229,201		228,810
Net unrealized appreciation (depreciation) of investments	26,878	390,511		1,465,973
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	(30)	–		–
Total Net Assets	$386,810	$2,549,455		$7,042,772
Capital Stock (par value: $.01 per share):
Shares authorized	700,000	1,335,000		1,170,000
Net Asset Value Per Share:
Class A: Net Assets	$4,953	$345,937		$21,913
Shares Issued and Outstanding	395	37,071		1,924
Net Asset Value per share	$12.53	$9.33		$11.39
Maximum Offering Price	$13.26	$9.87		$12.05
Class C: Net Assets	N/A	$17,611		N/A
Shares Issued and Outstanding		2,082
Net Asset Value per share		$8.46	(a)
Class J: Net Assets	N/A	$63,434		$118,028
Shares Issued and Outstanding		7,213		11,980
Net Asset Value per share		$8.79	(a)	$9.85	(a)
Class P: Net Assets	$69,149	$10,040		$1,263
Shares Issued and Outstanding	5,494	1,037		109
Net Asset Value per share	$12.59	$9.68		$11.56
Institutional: Net Assets	$295,042	$2,021,276		$6,376,055
Shares Issued and Outstanding	23,397	207,514		550,234
Net Asset Value per share	$12.61	$9.74		$11.59
R-1: Net Assets	$3,209	$4,759		$7,190
Shares Issued and Outstanding	256	534		696
Net Asset Value per share	$12.55	$8.92		$10.33
R-2: Net Assets	$2,471	$3,160		$14,997
Shares Issued and Outstanding	196	348		1,486
Net Asset Value per share	$12.61	$9.08		$10.09
R-3: Net Assets	$5,099	$17,575		$134,372
Shares Issued and Outstanding	405	1,764		12,462
Net Asset Value per share	$12.59	$9.96		$10.78
R-4: Net Assets	$3,440	$11,226		$83,265
Shares Issued and Outstanding	273	1,132		7,631
Net Asset Value per share	$12.59	$9.92		$10.91
R-5: Net Assets	$3,447	$54,437		$281,925
Shares Issued and Outstanding	274	5,542		25,079
Net Asset Value per share	$12.58	$9.82		$11.24
R-6: Net Assets	N/A	N/A		$3,764
Shares Issued and Outstanding				325
Net Asset Value per share				$11.58

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)

	LargeCap		LargeCap S&P 500		LargeCap
Amounts in thousands, except per share amounts	Growth Fund II		Index Fund		Value Fund
Investment in securities--at cost	$530,208		$3,238,423		$2,159,671
Assets
Investment in securities--at value	$561,454		$4,823,583		$2,263,490
Cash	–		470		3,543
Deposits with counterparty	400		–		–
Receivables:
Dividends and interest	450		4,551		1,850
Expense reimbursement from Manager	21		1		3
Expense reimbursement from Distributor	–		8		1
Fund shares sold	51		2,662		590
Investment securities sold	5,313		–		35,337
Other assets	–		3		28
Prepaid directors' expenses	–		–		1
Total Assets	567,689		4,831,278		2,304,843
Liabilities
Accrued management and investment advisory fees	417		600		794
Accrued administrative service fees	1		30		1
Accrued distribution fees	6		200		55
Accrued service fees	3		175		3
Accrued transfer agent fees	6		270		148
Accrued directors' expenses	1		1		–
Accrued professional fees	14		14		14
Accrued other expenses	9		54		61
Payables:
Fund shares redeemed	1,130		8,625		1,635
Investment securities purchased	6,105		–		32,578
Variation margin on financial derivative instruments	110		126		–
Total Liabilities	7,802		10,095		35,289
Net Assets Applicable to Outstanding Shares	$559,887		$4,821,183		$2,269,554
Net Assets Consist of:
Capital shares and additional paid-in-capital	$432,701		$3,242,922		$2,027,791
Accumulated undistributed (overdistributed) net investment income (loss)	1,408		25,294		14,130
Accumulated undistributed (overdistributed) net realized gain (loss)	94,565		(32,112)		123,814
Net unrealized appreciation (depreciation) of investments	31,213		1,585,079		103,819
Total Net Assets	$559,887		$4,821,183		$2,269,554
Capital Stock (par value: $.01 per share):
Shares authorized	540,000		950,000		1,000,000
Net Asset Value Per Share:
Class A: Net Assets	N/A		$269,277		$189,505
Shares Issued and Outstanding			18,603		16,644
Net Asset Value per share			$14.47		$11.39
Maximum Offering Price			$14.69		$12.05
Class C: Net Assets	N/A		$38,939		$6,750
Shares Issued and Outstanding			2,740		608
Net Asset Value per share			$14.21	(a)	$11.11	(a)
Class J: Net Assets	$32,881		$514,792		$65,680
Shares Issued and Outstanding	5,135		35,893		5,879
Net Asset Value per share	$6.40	(a)	$14.34	(a)	$11.17	(a)
Class P: Net Assets	N/A		N/A		$334
Shares Issued and Outstanding					30
Net Asset Value per share					$11.35
Institutional: Net Assets	$512,326		$3,154,766		$1,994,429
Shares Issued and Outstanding	66,500		218,128		175,554
Net Asset Value per share	$7.70		$14.46		$11.36
R-1: Net Assets	$850		$19,004		$1,467
Shares Issued and Outstanding	120		1,318		130
Net Asset Value per share	$7.07		$14.42		$11.28
R-2: Net Assets	$1,553		$32,274		$2,239
Shares Issued and Outstanding	231		2,222		198
Net Asset Value per share	$6.72		$14.52		$11.33
R-3: Net Assets	$4,489		$203,026		$3,550
Shares Issued and Outstanding	642		14,016		314
Net Asset Value per share	$6.99		$14.49		$11.28
R-4: Net Assets	$2,215		$199,248		$1,839
Shares Issued and Outstanding	304		13,721		163
Net Asset Value per share	$7.29		$14.52		$11.27
R-5: Net Assets	$5,573		$389,857		$3,761
Shares Issued and Outstanding	752		26,631		331
Net Asset Value per share	$7.41		$14.64		$11.38

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

	STATEMENTS OF ASSETS AND LIABILITIES
	PRINCIPAL FUNDS, INC.
	April 30, 2016 (unaudited)

		LargeCap				MidCap
Amounts in thousands, except per share amounts		Value Fund III		MidCap Fund		Growth Fund
Investment in securities--at cost		$1,648,400		$8,706,459		$124,404
Assets
Investment in securities--at value		$1,756,112		$10,956,001		$133,786
Cash		407		48		–
Deposits with counterparty		3,600		–		–
Receivables:
Dividends and interest		2,661		3,322		55
Expense reimbursement from Manager		18		–		–
Expense reimbursement from Distributor		1		4		1
Fund shares sold		491		19,139		108
Investment securities sold		2,709		27,021		4,028
Other assets		–		6		–
Prepaid directors' expenses		1		–		–
	Total Assets	1,766,000		11,005,541		137,978
Liabilities
Accrued management and investment advisory fees		1,156		5,265		72
Accrued administrative service fees		2		32		2
Accrued distribution fees		13		751		11
Accrued service fees		7		139		8
Accrued transfer agent fees		25		1,659		32
Accrued directors' expenses		–		1		1
Accrued professional fees		21		14		12
Accrued other expenses		34		404		5
Payables:
Fund shares redeemed		4,146		18,280		37
Investment securities purchased		2,589		13,762		2,882
Variation margin on financial derivative instruments		575		–		–
	Total Liabilities	8,568		40,307		3,062
Net Assets Applicable to Outstanding Shares		$1,757,432		$10,965,234		$134,916
Net Assets Consist of:
Capital shares and additional paid-in-capital		$1,610,810		$8,700,859		$131,379
Accumulated undistributed (overdistributed) net investment income (loss)		9,197		(342)		443
Accumulated undistributed (overdistributed) net realized gain (loss)		30,297		15,175		(6,288)
Net unrealized appreciation (depreciation) of investments		107,128		2,249,542		9,382
	Total Net Assets	$1,757,432		$10,965,234		$134,916
Capital Stock (par value: $.01 per share):
Shares authorized		520,000		1,775,000		325,000
Net Asset Value Per Share:
Class A: Net Assets		N/A		$1,894,760		N/A
Shares Issued and Outstanding				90,795
Net Asset Value per share				$20.87
Maximum Offering Price				$22.08
Class C: Net Assets		N/A		$322,483		N/A
Shares Issued and Outstanding				16,692
Net Asset Value per share				$19.32	(a)
Class J: Net Assets		$69,454		$262,534		$53,520
Shares Issued and Outstanding		4,801		13,055		10,072
Net Asset Value per share		$14.47	(a)	$20.11	(a)	$5.31	(a)
Class P: Net Assets		N/A		$2,556,490		N/A
Shares Issued and Outstanding				120,728
Net Asset Value per share				$21.18
Institutional: Net Assets		$1,655,933		$5,252,554		$40,661
Shares Issued and Outstanding		113,150		247,376		6,121
Net Asset Value per share		$14.63		$21.23		$6.64
R-1: Net Assets		$4,328		$62,669		$1,506
Shares Issued and Outstanding		296		3,184		271
Net Asset Value per share		$14.60		$19.68		$5.56
R-2: Net Assets		$3,363		$28,522		$4,093
Shares Issued and Outstanding		230		1,432		687
Net Asset Value per share		$14.64		$19.92		$5.96
R-3: Net Assets		$11,356		$130,463		$11,269
Shares Issued and Outstanding		748		6,361		1,787
Net Asset Value per share		$15.19		$20.51		$6.31
R-4: Net Assets		$6,084		$147,276		$6,268
Shares Issued and Outstanding		416		6,956		946
Net Asset Value per share		$14.63		$21.17		$6.62
R-5: Net Assets		$6,914		$307,483		$17,599
Shares Issued and Outstanding		469		14,630		2,567
Net Asset Value per share		$14.74		$21.02		$6.86

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)

	MidCap	MidCap S&P 400		MidCap
Amounts in thousands, except per share amounts	Growth Fund III	Index Fund		Value Fund I
Investment in securities--at cost	$1,325,115	$969,049		$1,488,450
Assets
Investment in securities--at value	$1,408,905	$1,160,999		$1,555,362
Cash	–	–		67
Deposits with counterparty	3,700	1,554		3,700
Receivables:
Dividends and interest	374	591		778
Expense reimbursement from Manager	36	–		76
Expense reimbursement from Distributor	–	2		1
Fund shares sold	306	981		331
Investment securities sold	2,585	2,730		19,353
Variation margin on financial derivative instruments	–	111		–
Total Assets	1,415,906	1,166,968		1,579,668
Liabilities
Accrued management and investment advisory fees	1,086	144		1,236
Accrued administrative service fees	2	17		4
Accrued distribution fees	8	51		18
Accrued service fees	6	91		24
Accrued transfer agent fees	11	60		74
Accrued directors' expenses	1	1		1
Accrued professional fees	13	12		14
Accrued other expenses	5	2		16
Payables:
Fund shares redeemed	3,404	15,822		3,696
Investment securities purchased	5,984	73		30,185
Variation margin on financial derivative instruments	428	316		462
Total Liabilities	10,948	16,589		35,730
Net Assets Applicable to Outstanding Shares	$1,404,958	$1,150,379		$1,543,938
Net Assets Consist of:
Capital shares and additional paid-in-capital	$1,331,666	$913,190		$1,554,807
Accumulated undistributed (overdistributed) net investment income (loss)	(3,718)	3,357		7,820
Accumulated undistributed (overdistributed) net realized gain (loss)	(8,793)	41,850		(87,417)
Net unrealized appreciation (depreciation) of investments	85,803	191,982		68,728
Total Net Assets	$1,404,958	$1,150,379		$1,543,938
Capital Stock (par value: $.01 per share):
Shares authorized	625,000	425,000		525,000
Net Asset Value Per Share:
Class J: Net Assets	$32,614	$96,744		$66,534
Shares Issued and Outstanding	3,987	5,392		5,278
Net Asset Value per share	$8.18 (a)	$17.94	(a)	$12.61	(a)
Institutional: Net Assets	$1,343,868	$622,938		$1,361,799
Shares Issued and Outstanding	138,395	33,913		107,016
Net Asset Value per share	$9.71	$18.37		$12.73
R-1: Net Assets	$2,435	$15,572		$4,883
Shares Issued and Outstanding	293	856		399
Net Asset Value per share	$8.31	$18.19		$12.25
R-2: Net Assets	$3,341	$16,233		$6,576
Shares Issued and Outstanding	388	867		532
Net Asset Value per share	$8.62	$18.72		$12.35
R-3: Net Assets	$6,717	$106,262		$23,668
Shares Issued and Outstanding	725	5,697		1,887
Net Asset Value per share	$9.26	$18.65		$12.54
R-4: Net Assets	$7,466	$109,208		$22,291
Shares Issued and Outstanding	788	5,844		1,772
Net Asset Value per share	$9.47	$18.69		$12.58
R-5: Net Assets	$8,517	$183,422		$58,187
Shares Issued and Outstanding	867	9,739		4,603
Net Asset Value per share	$9.82	$18.83		$12.64

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

	STATEMENTS OF ASSETS AND LIABILITIES
	PRINCIPAL FUNDS, INC.
	April 30, 2016 (unaudited)

		MidCap		Money
Amounts in thousands, except per share amounts		Value Fund III		Market Fund		Overseas Fund
Investment in securities--at cost		$1,072,017		$1,023,034		$3,063,911
Foreign currency--at cost		$–		$–		$51
Assets
Investment in securities--at value		$1,160,617		$1,023,034		$2,950,796
Foreign currency--at value		–		–		51
Cash		1,373		14		–
Deposits with counterparty		3,800		–		5,702
Receivables:
Dividends and interest		1,189		142		20,641
Expense reimbursement from Manager		15		–		69
Expense reimbursement from Distributor		1		54		–
Fund shares sold		702		2,315		759
Investment securities sold		16,000		–		2,837
Other assets		–		26		–
	Total Assets	1,183,697		1,025,585		2,980,855
Liabilities
Accrued management and investment advisory fees		581		331		2,429
Accrued administrative service fees		2		–		–
Accrued distribution fees		21		54		–
Accrued service fees		14		–		–
Accrued transfer agent fees		71		230		51
Accrued directors' expenses		2		1		1
Accrued professional fees		13		15		18
Accrued other expenses		21		53		105
Cash overdraft		–		–		48
Payables:
Fund shares redeemed		1,674		16,075		4,613
Investment securities purchased		16,310		–		–
Variation margin on financial derivative instruments		392		–		710
	Total Liabilities	19,101		16,759		7,975
Net Assets Applicable to Outstanding Shares		$1,164,596		$1,008,826		$2,972,880
Net Assets Consist of:
Capital shares and additional paid-in-capital		$1,086,645		$1,047,272		$3,106,512
Accumulated undistributed (overdistributed) net investment income (loss)		3,653		–		19,422
Accumulated undistributed (overdistributed) net realized gain (loss)		(16,062)		(38,446)		(41,945)
Net unrealized appreciation (depreciation) of investments		90,360		–		(111,157)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency		–		–		48
	Total Net Assets	$1,164,596		$1,008,826		$2,972,880
Capital Stock (par value: $.01 per share):
Shares authorized		550,000		8,400,000		600,000
Net Asset Value Per Share:
Class A: Net Assets		$13,934		$475,328		N/A
Shares Issued and Outstanding		770		475,216
Net Asset Value per share		$18.10		$1.00
Maximum Offering Price		$19.15		$1.00
Class C: Net Assets		N/A		$24,799		N/A
Shares Issued and Outstanding				24,793
Net Asset Value per share				$1.00	(a)
Class J: Net Assets		$99,024		$265,139		N/A
Shares Issued and Outstanding		5,755		265,077
Net Asset Value per share		$17.21	(a)	$1.00	(a)
Class P: Net Assets		$649		N/A		N/A
Shares Issued and Outstanding		36
Net Asset Value per share		$18.19
Institutional: Net Assets		$980,002		$243,560		$2,971,489
Shares Issued and Outstanding		53,720		243,500		316,401
Net Asset Value per share		$18.24		$1.00		$9.39
R-1: Net Assets		$1,316		N/A		$12
Shares Issued and Outstanding		76				1
Net Asset Value per share		$17.29				$9.33
R-2: Net Assets		$2,301		N/A		$13
Shares Issued and Outstanding		132				1
Net Asset Value per share		$17.43				$9.34
R-3: Net Assets		$17,148		N/A		$308
Shares Issued and Outstanding		992				33
Net Asset Value per share		$17.29				$9.32
R-4: Net Assets		$18,478		N/A		$532
Shares Issued and Outstanding		1,079				57
Net Asset Value per share		$17.13				$9.36
R-5: Net Assets		$28,073		N/A		$526
Shares Issued and Outstanding		1,624				56
Net Asset Value per share		$17.29				$9.36
R-6: Net Assets		$3,671		N/A		N/A
Shares Issued and Outstanding		201
Net Asset Value per share		$18.24

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)

Principal Capital			Principal		Principal
Amounts in thousands, except per share amounts	Appreciation Fund		LifeTime 2010 Fund		LifeTime 2015 Fund
Investment in securities--at cost	$1,565,964		$–		$–
Investment in affiliated Funds--at cost	$–		$1,228,084		$711,715
Assets
Investment in securities--at value	$2,521,677		$–		$–
Investment in affiliated Funds--at value	–		1,283,299		793,323
Cash	204		–		–
Receivables:
Dividends and interest	2,375		1,301		703
Expense reimbursement from Manager	–		3		–
Expense reimbursement from Distributor	–		3		–
Fund shares sold	3,201		131		391
Investment securities sold	39,970		6,369		–
Other assets	5		–		–
Prepaid expenses	–		–		7
Total Assets	2,567,432		1,291,106		794,424
Liabilities
Accrued management and investment advisory fees	933		–		–
Accrued administrative service fees	4		9		10
Accrued distribution fees	235		56		26
Accrued service fees	23		40		44
Accrued transfer agent fees	384		34		5
Accrued directors' expenses	1		1		1
Accrued professional fees	24		8		12
Accrued other expenses	65		5		–
Payables:
Fund shares redeemed	1,210		6,457		199
Investment securities purchased	56,848		1,302		852
Total Liabilities	59,727		7,912		1,149
Net Assets Applicable to Outstanding Shares	$2,507,705		$1,283,194		$793,275
Net Assets Consist of:
Capital shares and additional paid-in-capital	$1,358,701		$1,197,475		$696,459
Accumulated undistributed (overdistributed) net investment income (loss)	9,376		4,535		2,380
Accumulated undistributed (overdistributed) net realized gain (loss)	183,915		25,969		12,828
Net unrealized appreciation (depreciation) of investments	955,713		55,215		81,608
Total Net Assets	$2,507,705		$1,283,194		$793,275
Capital Stock (par value: $.01 per share):
Shares authorized	1,000,000		650,000		400,000
Net Asset Value Per Share:
Class A: Net Assets	$895,946		$33,072		N/A
Shares Issued and Outstanding	16,074		2,544
Net Asset Value per share	$55.74		$13.00
Maximum Offering Price	$58.98		$13.51
Class C: Net Assets	$47,083		N/A		N/A
Shares Issued and Outstanding	1,037
Net Asset Value per share	$45.42	(a)
Class J: Net Assets	N/A		$245,855		N/A
Shares Issued and Outstanding			19,085
Net Asset Value per share			$12.88	(a)
Class P: Net Assets	$33,249		N/A		N/A
Shares Issued and Outstanding	589
Net Asset Value per share	$56.41
Institutional: Net Assets	$1,419,505		$811,717		$578,895
Shares Issued and Outstanding	25,090		62,803		58,421
Net Asset Value per share	$56.58		$12.92		$9.91
R-1: Net Assets	$3,729		$9,951		$8,567
Shares Issued and Outstanding	67		773		884
Net Asset Value per share	$55.66		$12.87		$9.69
R-2: Net Assets	$3,467		$10,812		$10,161
Shares Issued and Outstanding	62		840		1,045
Net Asset Value per share	$55.80		$12.87		$9.72
R-3: Net Assets	$32,597		$56,327		$80,126
Shares Issued and Outstanding	585		4,391		8,252
Net Asset Value per share	$55.74		$12.83		$9.71
R-4: Net Assets	$21,295		$33,605		$49,758
Shares Issued and Outstanding	379		2,614		5,091
Net Asset Value per share	$56.14		$12.86		$9.77
R-5: Net Assets	$50,834		$81,855		$65,768
Shares Issued and Outstanding	903		6,359		6,716
Net Asset Value per share	$56.28		$12.87		$9.79

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)

	Principal		Principal	Principal
Amounts in thousands, except per share amounts	LifeTime 2020 Fund		LifeTime 2025 Fund	LifeTime 2030 Fund
Investment in affiliated Funds--at cost	$5,709,588		$1,516,090	$6,278,714
Assets
Investment in affiliated Funds--at value	$6,007,677		$1,620,743	$6,618,629
Receivables:
Dividends and interest	4,567		985	3,247
Expense reimbursement from Manager	4		–	6
Expense reimbursement from Distributor	13		–	15
Fund shares sold	1,622		2,476	1,570
Investment securities sold	25,272		–	20,972
Prepaid directors' expenses	3		–	–
Prepaid expenses	10		20	2
Total Assets	6,039,168		1,624,224	6,644,441
Liabilities
Accrued administrative service fees	41		20	39
Accrued distribution fees	227		51	240
Accrued service fees	192		85	187
Accrued transfer agent fees	139		11	166
Accrued directors' expenses	–		1	3
Accrued professional fees	9		13	9
Payables:
Fund shares redeemed	26,726		35	22,456
Investment securities purchased	4,567		3,345	3,246
Total Liabilities	31,901		3,561	26,346
Net Assets Applicable to Outstanding Shares	$6,007,267		$1,620,663	$6,618,095
Net Assets Consist of:
Capital shares and additional paid-in-capital	$5,583,846		$1,482,479	$6,109,967
Accumulated undistributed (overdistributed) net investment income (loss)	15,960		3,294	10,724
Accumulated undistributed (overdistributed) net realized gain (loss)	109,372		30,237	157,489
Net unrealized appreciation (depreciation) of investments	298,089		104,653	339,915
Total Net Assets	$6,007,267		$1,620,663	$6,618,095
Capital Stock (par value: $.01 per share):
Shares authorized	1,125,000		400,000	1,225,000
Net Asset Value Per Share:
Class A: Net Assets	$116,641		N/A	$115,117
Shares Issued and Outstanding	8,886			8,763
Net Asset Value per share	$13.13			$13.14
Maximum Offering Price	$13.89			$13.90
Class J: Net Assets	$890,286		N/A	$1,043,485
Shares Issued and Outstanding	68,547			79,849
Net Asset Value per share	$12.99	(a)		$13.07	(a)
Institutional: Net Assets	$4,059,976		$1,194,283	$4,547,378
Shares Issued and Outstanding	311,133		116,665	347,102
Net Asset Value per share	$13.05		$10.24	$13.10
R-1: Net Assets	$43,098		$15,493	$36,769
Shares Issued and Outstanding	3,322		1,543	2,826
Net Asset Value per share	$12.97		$10.04	$13.01
R-2: Net Assets	$54,383		$18,691	$54,196
Shares Issued and Outstanding	4,202		1,860	4,158
Net Asset Value per share	$12.94		$10.05	$13.03
R-3: Net Assets	$260,438		$175,514	$241,334
Shares Issued and Outstanding	20,144		17,450	18,498
Net Asset Value per share	$12.93		$10.06	$13.05
R-4: Net Assets	$181,637		$83,991	$188,616
Shares Issued and Outstanding	14,019		8,281	14,021
Net Asset Value per share	$12.96		$10.14	$13.45
R-5: Net Assets	$400,808		$132,691	$391,200
Shares Issued and Outstanding	30,864		13,037	29,893
Net Asset Value per share	$12.99		$10.18	$13.09

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)

	Principal	Principal		Principal
Amounts in thousands, except per share amounts	LifeTime 2035 Fund	LifeTime 2040 Fund		LifeTime 2045 Fund
Investment in affiliated Funds--at cost	$1,143,610	$4,041,368		$753,530
Assets
Investment in affiliated Funds--at value	$1,244,815	$4,380,264		$800,407
Receivables:
Dividends and interest	440	1,264		189
Expense reimbursement from Manager	–	7		–
Expense reimbursement from Distributor	–	9		–
Fund shares sold	1,869	1,089		1,120
Investment securities sold	–	7,670		–
Prepaid expenses	13	–		11
Total Assets	1,247,137	4,390,303		801,727
Liabilities
Accrued administrative service fees	14	26		9
Accrued distribution fees	35	150		22
Accrued service fees	64	127		41
Accrued transfer agent fees	10	146		7
Accrued directors' expenses	1	1		1
Accrued professional fees	12	7		12
Accrued other expenses	–	5		–
Payables:
Fund shares redeemed	63	8,651		21
Investment securities purchased	2,242	1,264		1,288
Total Liabilities	2,441	10,377		1,401
Net Assets Applicable to Outstanding Shares	$1,244,696	$4,379,926		$800,326
Net Assets Consist of:
Capital shares and additional paid-in-capital	$1,104,072	$3,885,416		$726,056
Accumulated undistributed (overdistributed) net investment income (loss)	1,041	2,903		323
Accumulated undistributed (overdistributed) net realized gain (loss)	38,378	152,711		27,070
Net unrealized appreciation (depreciation) of investments	101,205	338,896		46,877
Total Net Assets	$1,244,696	$4,379,926		$800,326
Capital Stock (par value: $.01 per share):
Shares authorized	400,000	1,050,000		400,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	$81,614		N/A
Shares Issued and Outstanding		6,009
Net Asset Value per share		$13.58
Maximum Offering Price		$14.37
Class J: Net Assets	N/A	$610,298		N/A
Shares Issued and Outstanding		44,547
Net Asset Value per share		$13.70	(a)
Institutional: Net Assets	$935,587	$3,066,970		$592,858
Shares Issued and Outstanding	86,722	222,231		53,890
Net Asset Value per share	$10.79	$13.80		$11.00
R-1: Net Assets	$12,495	$26,341		$7,121
Shares Issued and Outstanding	1,177	1,925		664
Net Asset Value per share	$10.62	$13.68		$10.72
R-2: Net Assets	$14,243	$35,634		$11,237
Shares Issued and Outstanding	1,344	2,604		1,049
Net Asset Value per share	$10.60	$13.68		$10.71
R-3: Net Assets	$113,652	$155,572		$69,234
Shares Issued and Outstanding	10,679	11,402		6,425
Net Asset Value per share	$10.64	$13.64		$10.78
R-4: Net Assets	$66,882	$127,866		$38,273
Shares Issued and Outstanding	6,247	9,358		3,528
Net Asset Value per share	$10.71	$13.66		$10.85
R-5: Net Assets	$101,837	$275,631		$81,603
Shares Issued and Outstanding	9,481	20,061		7,509
Net Asset Value per share	$10.74	$13.74		$10.87

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)

	Principal		Principal	Principal
Amounts in thousands, except per share amounts	LifeTime 2050 Fund		LifeTime 2055 Fund	LifeTime 2060 Fund
Investment in affiliated Funds--at cost	$2,170,534		$260,399	$139,485
Assets
Investment in affiliated Funds--at value	$2,320,384		$262,548	$130,785
Receivables:
Dividends and interest	454		42	21
Expense reimbursement from Manager	7		–	2
Expense reimbursement from Distributor	3		–	–
Fund shares sold	912		861	141
Prepaid expenses	–		6	9
Total Assets	2,321,760		263,457	130,958
Liabilities
Accrued administrative service fees	15		3	1
Accrued distribution fees	66		6	2
Accrued service fees	70		12	3
Accrued transfer agent fees	82		1	9
Accrued directors' expenses	–		1	1
Accrued professional fees	7		12	12
Accrued other expenses	3		–	–
Payables:
Fund shares redeemed	382		1	23
Investment securities purchased	980		901	137
Total Liabilities	1,605		937	188
Net Assets Applicable to Outstanding Shares	$2,320,155		$262,520	$130,770
Net Assets Consist of:
Capital shares and additional paid-in-capital	$2,084,224		$251,764	$135,412
Accumulated undistributed (overdistributed) net investment income (loss)	826		42	29
Accumulated undistributed (overdistributed) net realized gain (loss)	85,255		8,565	4,029
Net unrealized appreciation (depreciation) of investments	149,850		2,149	(8,700)
Total Net Assets	$2,320,155		$262,520	$130,770
Capital Stock (par value: $.01 per share):
Shares authorized	825,000		400,000	500,000
Net Asset Value Per Share:
Class A: Net Assets	$61,434		N/A	N/A
Shares Issued and Outstanding	4,551
Net Asset Value per share	$13.50
Maximum Offering Price	$14.29
Class J: Net Assets	$185,991		N/A	$4,405
Shares Issued and Outstanding	14,190			379
Net Asset Value per share	$13.11	(a)		$11.62	(a)
Institutional: Net Assets	$1,730,224		$201,404	$109,669
Shares Issued and Outstanding	128,751		17,768	9,397
Net Asset Value per share	$13.44		$11.34	$11.67
R-1: Net Assets	$16,712		$2,525	$789
Shares Issued and Outstanding	1,256		229	69
Net Asset Value per share	$13.31		$11.01	$11.46
R-2: Net Assets	$21,591		$2,718	$756
Shares Issued and Outstanding	1,623		246	66
Net Asset Value per share	$13.30		$11.03	$11.50
R-3: Net Assets	$77,134		$18,838	$4,211
Shares Issued and Outstanding	5,798		1,697	363
Net Asset Value per share	$13.30		$11.10	$11.59
R-4: Net Assets	$64,485		$14,122	$3,582
Shares Issued and Outstanding	4,826		1,264	309
Net Asset Value per share	$13.36		$11.17	$11.59
R-5: Net Assets	$162,584		$22,913	$7,358
Shares Issued and Outstanding	12,146		2,044	634
Net Asset Value per share	$13.39		$11.21	$11.61

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)

Principal LifeTime		Principal LifeTime	Principal LifeTime
Amounts in thousands, except per share amounts	Hybrid 2015 Fund	Hybrid 2020 Fund	Hybrid 2025 Fund
Investment in affiliated Funds--at cost	$8,909	$30,859	$4,952
Assets
Investment in affiliated Funds--at value	$8,816	$30,596	$4,932
Receivables:
Dividends and interest	4	10	1
Expense reimbursement from Manager	4	5	4
Fund shares sold	5	28	7
Total Assets	8,829	30,639	4,944
Liabilities
Accrued directors' expenses	1	1	1
Accrued professional fees	11	11	11
Accrued registration fees	7	–	9
Accrued other expenses	–	1	–
Payables:
Investment securities purchased	9	38	7
Total Liabilities	28	51	28
Net Assets Applicable to Outstanding Shares	$8,801	$30,588	$4,916
Net Assets Consist of:
Capital shares and additional paid-in-capital	$8,835	$30,633	$4,904
Accumulated undistributed (overdistributed) net investment income (loss)	12	33	4
Accumulated undistributed (overdistributed) net realized gain (loss)	47	185	28
Net unrealized appreciation (depreciation) of investments	(93)	(263)	(20)
Total Net Assets	$8,801	$30,588	$4,916
Capital Stock (par value: $.01 per share):
Shares authorized	350,000	350,000	350,000
Net Asset Value Per Share:
Institutional: Net Assets	$8,791	$30,577	$4,905
Shares Issued and Outstanding	897	3,104	498
Net Asset Value per share	$9.81	$9.85	$9.85
R-6: Net Assets	$10	$11	$11
Shares Issued and Outstanding	1	1	1
Net Asset Value per share	$9.81	$9.85	$9.86

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)

Principal LifeTime		Principal LifeTime	Principal LifeTime
Amounts in thousands, except per share amounts	Hybrid 2030 Fund	Hybrid 2035 Fund	Hybrid 2040 Fund
Investment in affiliated Funds--at cost	$30,500	$5,161	$16,598
Assets
Investment in affiliated Funds--at value	$30,057	$5,109	$16,314
Receivables:
Dividends and interest	5	–	2
Expense reimbursement from Manager	5	4	4
Fund shares sold	20	8	13
Total Assets	30,087	5,121	16,333
Liabilities
Accrued directors' expenses	1	1	1
Accrued professional fees	12	11	11
Accrued registration fees	–	8	3
Payables:
Investment securities purchased	24	8	15
Total Liabilities	37	28	30
Net Assets Applicable to Outstanding Shares	$30,050	$5,093	$16,303
Net Assets Consist of:
Capital shares and additional paid-in-capital	$30,230	$5,105	$16,425
Accumulated undistributed (overdistributed) net investment income (loss)	14	1	3
Accumulated undistributed (overdistributed) net realized gain (loss)	249	39	159
Net unrealized appreciation (depreciation) of investments	(443)	(52)	(284)
Total Net Assets	$30,050	$5,093	$16,303
Capital Stock (par value: $.01 per share):
Shares authorized	350,000	350,000	350,000
Net Asset Value Per Share:
Institutional: Net Assets	$30,039	$5,082	$16,292
Shares Issued and Outstanding	3,041	514	1,645
Net Asset Value per share	$9.88	$9.89	$9.90
R-6: Net Assets	$11	$11	$11
Shares Issued and Outstanding	1	1	1
Net Asset Value per share	$9.88	$9.89	$9.91

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)

Principal LifeTime		Principal LifeTime	Principal LifeTime
Amounts in thousands, except per share amounts	Hybrid 2045 Fund	Hybrid 2050 Fund	Hybrid 2055 Fund
Investment in affiliated Funds--at cost	$2,831	$9,204	$718
Assets
Investment in affiliated Funds--at value	$2,776	$9,031	$714
Receivables:
Dividends and interest	–	1	–
Expense reimbursement from Manager	4	4	20
Fund shares sold	4	–	4
Investment securities sold	–	26	–
Total Assets	2,784	9,062	738
Liabilities
Accrued directors' expenses	1	1	1
Accrued professional fees	11	11	11
Accrued registration fees	8	6	9
Payables:
Fund shares redeemed	–	25	–
Investment securities purchased	3	1	4
Total Liabilities	23	44	25
Net Assets Applicable to Outstanding Shares	$2,761	$9,018	$713
Net Assets Consist of:
Capital shares and additional paid-in-capital	$2,789	$9,087	$712
Accumulated undistributed (overdistributed) net investment income (loss)	1	2	–
Accumulated undistributed (overdistributed) net realized gain (loss)	26	102	5
Net unrealized appreciation (depreciation) of investments	(55)	(173)	(4)
Total Net Assets	$2,761	$9,018	$713
Capital Stock (par value: $.01 per share):
Shares authorized	350,000	350,000	350,000
Net Asset Value Per Share:
Institutional: Net Assets	$2,750	$9,007	$702
Shares Issued and Outstanding	278	909	71
Net Asset Value per share	$9.88	$9.91	$9.91
R-6: Net Assets	$11	$11	$11
Shares Issued and Outstanding	1	1	1
Net Asset Value per share	$9.88	$9.90	$9.91

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)

		Principal	Principal
Principal LifeTime		LifeTime Hybrid	LifeTime Strategic
Amounts in thousands, except per share amounts and Principal LifeTime Hybrid 2060 Fund	Hybrid 2060 Fund	Income Fund	Income Fund
Investment in affiliated Funds--at cost	$344,720	$3,218	$661,267
Assets
Investment in affiliated Funds--at value	$347,608	$3,219	$690,730
Receivables:
Dividends and interest	34	2	843
Expense reimbursement from Manager	20,285	4	3
Expense reimbursement from Distributor	–	–	1
Fund shares sold	534	1	73
Investment securities sold	–	–	1,674
Prepaid transfer agent fees	324	–	–
Prepaid expenses	179	–	–
Total Assets	368,964	3,226	693,324
Liabilities
Accrued administrative service fees	–	–	5
Accrued distribution fees	–	–	25
Accrued service fees	–	–	19
Accrued transfer agent fees	56	–	16
Accrued directors' expenses	1,231	1	1
Accrued professional fees	11,265	11	6
Accrued registration fees	9,583	7	–
Accrued other expenses	–	–	3
Payables:
Fund shares redeemed	–	–	1,716
Investment securities purchased	568	3	842
Total Liabilities	22,703	22	2,633
Net Assets Applicable to Outstanding Shares	$346,261	$3,204	$690,691
Net Assets Consist of:
Capital shares and additional paid-in-capital	$341,261	$3,186	$655,247
Accumulated undistributed (overdistributed) net investment income (loss)	84	7	3,046
Accumulated undistributed (overdistributed) net realized gain (loss)	2,028	10	2,935
Net unrealized appreciation (depreciation) of investments	2,888	1	29,463
Total Net Assets	$346,261	$3,204	$690,691
Capital Stock (par value: $.01 per share):
Shares authorized	350,000	350,000	750,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	N/A	$24,833
Shares Issued and Outstanding			2,066
Net Asset Value per share			$12.02
Maximum Offering Price			$12.49
Class J: Net Assets	N/A	N/A	$81,551
Shares Issued and Outstanding			6,862
Net Asset Value per share			$11.88	(a)
Institutional: Net Assets	$335,458	$3,194	$490,522
Shares Issued and Outstanding	33,855	325	41,080
Net Asset Value per share	$9.91	$9.83	$11.94
R-1: Net Assets	N/A	N/A	$5,200
Shares Issued and Outstanding			435
Net Asset Value per share			$11.95
R-2: Net Assets	N/A	N/A	$6,661
Shares Issued and Outstanding			558
Net Asset Value per share			$11.95
R-3: Net Assets	N/A	N/A	$26,695
Shares Issued and Outstanding			2,254
Net Asset Value per share			$11.84
R-4: Net Assets	N/A	N/A	$14,814
Shares Issued and Outstanding			1,249
Net Asset Value per share			$11.86
R-5: Net Assets	N/A	N/A	$40,415
Shares Issued and Outstanding			3,388
Net Asset Value per share			$11.93
R-6: Net Assets	$10,803	$10	N/A
Shares Issued and Outstanding	1,089	1
Net Asset Value per share	$9.92	$9.84

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

	STATEMENTS OF ASSETS AND LIABILITIES
	PRINCIPAL FUNDS, INC.
	April 30, 2016 (unaudited)

		Real Estate		SAM Balanced		SAM Conservative
Amounts in thousands, except per share amounts		Securities Fund		Portfolio		Balanced Portfolio
Investment in securities--at cost		$2,040,631		$–		$–
Investment in affiliated Funds--at cost		$–		$4,162,885		$1,582,649
Assets
Investment in securities--at value		$2,640,988		$–		$–
Investment in affiliated Funds--at value		–		4,764,569		1,709,656
Cash		–		1		1
Receivables:
Dividends and interest		625		4,635		2,784
Expense reimbursement from Manager		–		1		20
Expense reimbursement from Distributor		3		15		8
Fund shares sold		26,584		1,995		1,438
Investment securities sold		20,669		371		–
Prepaid directors' expenses		2		–		–
	Total Assets	2,688,871		4,771,587		1,713,907
Liabilities
Accrued management and investment advisory fees		1,766		1,199		428
Accrued administrative service fees		12		7		2
Accrued distribution fees		154		1,182		393
Accrued service fees		68		37		14
Accrued transfer agent fees		438		542		161
Accrued professional fees		13		12		11
Accrued other expenses		132		137		38
Payables:
Fund shares redeemed		4,381		2,447		1,306
Investment securities purchased		30,319		4,634		2,884
	Total Liabilities	37,283		10,197		5,237
Net Assets Applicable to Outstanding Shares		$2,651,588		$4,761,390		$1,708,670
Net Assets Consist of:
Capital shares and additional paid-in-capital		$1,994,713		$4,122,032		$1,569,750
Accumulated undistributed (overdistributed) net investment income (loss)		14,430		1,963		1,945
Accumulated undistributed (overdistributed) net realized gain (loss)		42,088		35,711		9,968
Net unrealized appreciation (depreciation) of investments		600,357		601,684		127,007
	Total Net Assets	$2,651,588		$4,761,390		$1,708,670
Capital Stock (par value: $.01 per share):
Shares authorized		950,000		1,925,000		1,725,000
Net Asset Value Per Share:
Class A: Net Assets		$327,570		$2,076,318		$517,466
Shares Issued and Outstanding		14,435		141,123		45,100
Net Asset Value per share		$22.69		$14.71		$11.47
Maximum Offering Price		$24.01		$15.57		$12.14
Class C: Net Assets		$45,727		$752,055		$263,132
Shares Issued and Outstanding		2,047		51,802		23,166
Net Asset Value per share		$22.34	(a)	$14.52	(a)	$11.36	(a)
Class J: Net Assets		$184,917		$984,553		$539,181
Shares Issued and Outstanding		8,372		68,954		47,557
Net Asset Value per share		$22.09	(a)	$14.28	(a)	$11.34	(a)
Class P: Net Assets		$97,221		$5,347		$1,523
Shares Issued and Outstanding		4,285		369		134
Net Asset Value per share		$22.69		$14.50		$11.37
Institutional: Net Assets		$1,662,412		$762,256		$320,215
Shares Issued and Outstanding		73,202		52,546		28,159
Net Asset Value per share		$22.71		$14.51		$11.37
R-1: Net Assets		$7,496		$3,494		$2,561
Shares Issued and Outstanding		334		241		226
Net Asset Value per share		$22.43		$14.47		$11.33
R-2: Net Assets		$19,108		$5,277		$1,329
Shares Issued and Outstanding		881		366		117
Net Asset Value per share		$21.68		$14.43		$11.40
R-3: Net Assets		$67,912		$67,284		$16,058
Shares Issued and Outstanding		3,063		4,654		1,415
Net Asset Value per share		$22.17		$14.46		$11.35
R-4: Net Assets		$66,759		$33,666		$16,270
Shares Issued and Outstanding		3,041		2,324		1,432
Net Asset Value per share		$21.95		$14.49		$11.36
R-5: Net Assets		$172,466		$71,140		$30,935
Shares Issued and Outstanding		7,841		4,909		2,722
Net Asset Value per share		$22.00		$14.49		$11.36

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)

SAM Conservative			SAM Flexible		SAM Strategic
Amounts in thousands, except per share amounts	Growth Portfolio		Income Portfolio		Growth Portfolio
Investment in affiliated Funds--at cost	$2,626,446		$2,218,923		$1,605,669
Assets
Investment in affiliated Funds--at value	$3,051,389		$2,309,232		$1,838,730
Cash	1		1		1
Receivables:
Dividends and interest	915		5,071		–
Expense reimbursement from Manager	1		1		2
Expense reimbursement from Distributor	7		13		4
Fund shares sold	1,602		7,388		1,268
Investment securities sold	903		–		470
Total Assets	3,054,818		2,321,706		1,840,475
Liabilities
Accrued management and investment advisory fees	769		577		464
Accrued administrative service fees	4		1		3
Accrued distribution fees	800		568		493
Accrued service fees	20		7		11
Accrued transfer agent fees	450		175		339
Accrued directors' expenses	1		2		1
Accrued professional fees	12		11		11
Accrued other expenses	125		41		105
Payables:
Dividends payable	–		4,508		–
Fund shares redeemed	2,339		1,055		1,818
Investment securities purchased	915		5,908		–
Total Liabilities	5,435		12,853		3,245
Net Assets Applicable to Outstanding Shares	$3,049,383		$2,308,853		$1,837,230
Net Assets Consist of:
Capital shares and additional paid-in-capital	$2,562,856		$2,219,592		$1,561,447
Accumulated undistributed (overdistributed) net investment income (loss)	2,119		404		8,580
Accumulated undistributed (overdistributed) net realized gain (loss)	59,465		(1,452)		34,142
Net unrealized appreciation (depreciation) of investments	424,943		90,309		233,061
Total Net Assets	$3,049,383		$2,308,853		$1,837,230
Capital Stock (par value: $.01 per share):
Shares authorized	1,925,000		1,900,000		2,125,000
Net Asset Value Per Share:
Class A: Net Assets	$1,442,101		$853,780		$945,565
Shares Issued and Outstanding	88,951		71,995		53,189
Net Asset Value per share	$16.21		$11.86		$17.78
Maximum Offering Price	$17.15		$12.32		$18.81
Class C: Net Assets	$529,310		$348,289		$313,498
Shares Issued and Outstanding	34,800		29,651		19,149
Net Asset Value per share	$15.21	(a)	$11.75	(a)	$16.37	(a)
Class J: Net Assets	$486,719		$890,197		$267,082
Shares Issued and Outstanding	30,979		75,663		15,488
Net Asset Value per share	$15.71	(a)	$11.77	(a)	$17.24	(a)
Class P: Net Assets	$4,023		$7,855		$1,503
Shares Issued and Outstanding	253		665		86
Net Asset Value per share	$15.89		$11.82		$17.39
Institutional: Net Assets	$489,025		$172,355		$253,190
Shares Issued and Outstanding	30,766		14,578		14,543
Net Asset Value per share	$15.89		$11.82		$17.41
R-1: Net Assets	$2,999		$837		$3,058
Shares Issued and Outstanding	191		71		178
Net Asset Value per share	$15.68		$11.78		$17.15
R-2: Net Assets	$4,795		$807		$2,905
Shares Issued and Outstanding	305		68		169
Net Asset Value per share	$15.70		$11.81		$17.22
R-3: Net Assets	$26,490		$8,348		$16,718
Shares Issued and Outstanding	1,688		707		972
Net Asset Value per share	$15.69		$11.80		$17.20
R-4: Net Assets	$17,813		$7,698		$12,537
Shares Issued and Outstanding	1,125		652		724
Net Asset Value per share	$15.84		$11.81		$17.32
R-5: Net Assets	$46,108		$18,687		$21,174
Shares Issued and Outstanding	2,916		1,583		1,225
Net Asset Value per share	$15.81		$11.80		$17.28

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)

	Short-Term				SmallCap
Amounts in thousands, except per share amounts	Income Fund		SmallCap Fund		Growth Fund I
Investment in securities--at cost	$2,933,510		$485,412		$1,324,696
Assets
Investment in securities--at value	$2,936,985		$544,779		$1,426,743
Cash	325		–		5,543
Deposits with counterparty	–		–		4,403
Receivables:
Dividends and interest	17,870		93		133
Expense reimbursement from Manager	–		2		100
Expense reimbursement from Distributor	2		3		1
Fund shares sold	8,768		519		281
Investment securities sold	12,887		19,566		11,655
Other assets	–		1		–
Total Assets	2,976,837		564,963		1,448,859
Liabilities
Accrued management and investment advisory fees	975		334		1,288
Accrued administrative service fees	2		3		3
Accrued distribution fees	130		93		12
Accrued service fees	8		11		15
Accrued transfer agent fees	146		183		58
Accrued professional fees	17		12		20
Accrued other expenses	27		59		36
Payables:
Dividends payable	4,226		–		–
Fund shares redeemed	8,453		1,160		1,781
Investment securities purchased	28,896		22,111		17,663
Variation margin on financial derivative instruments	–		–		946
Total Liabilities	42,880		23,966		21,822
Net Assets Applicable to Outstanding Shares	$2,933,957		$540,997		$1,427,037
Net Assets Consist of:
Capital shares and additional paid-in-capital	$2,947,139		$480,327		$1,282,105
Accumulated undistributed (overdistributed) net investment income (loss)	1,376		2,397		(7,310)
Accumulated undistributed (overdistributed) net realized gain (loss)	(18,033)		(1,094)		49,240
Net unrealized appreciation (depreciation) of investments	3,475		59,367		103,002
Total Net Assets	$2,933,957		$540,997		$1,427,037
Capital Stock (par value: $.01 per share):
Shares authorized	820,000		725,000		645,000
Net Asset Value Per Share:
Class A: Net Assets	$309,639		$212,977		N/A
Shares Issued and Outstanding	25,387		11,315
Net Asset Value per share	$12.20		$18.82
Maximum Offering Price	$12.48		$19.92
Class C: Net Assets	$85,404		$25,694		N/A
Shares Issued and Outstanding	6,998		1,479
Net Asset Value per share	$12.20	(a)	$17.37	(a)
Class J: Net Assets	$135,494		$180,968		$47,220
Shares Issued and Outstanding	11,114		10,006		5,813
Net Asset Value per share	$12.19	(a)	$18.09	(a)	$8.12	(a)
Class P: Net Assets	$97,335		$7,355		N/A
Shares Issued and Outstanding	7,982		369
Net Asset Value per share	$12.19		$19.94
Institutional: Net Assets	$2,266,414		$63,441		$1,308,513
Shares Issued and Outstanding	185,918		3,174		124,498
Net Asset Value per share	$12.19		$19.99		$10.51
R-1: Net Assets	$1,170		$2,550		$2,318
Shares Issued and Outstanding	96		141		259
Net Asset Value per share	$12.19		$18.09		$8.94
R-2: Net Assets	$2,548		$5,188		$4,925
Shares Issued and Outstanding	209		284		567
Net Asset Value per share	$12.19		$18.27		$8.69
R-3: Net Assets	$13,030		$12,790		$17,616
Shares Issued and Outstanding	1,068		679		1,928
Net Asset Value per share	$12.20		$18.83		$9.14
R-4: Net Assets	$12,380		$11,782		$12,997
Shares Issued and Outstanding	1,015		606		1,353
Net Asset Value per share	$12.20		$19.45		$9.61
R-5: Net Assets	$10,543		$18,252		$33,318
Shares Issued and Outstanding	864		921		3,341
Net Asset Value per share	$12.20		$19.82		$9.97
R-6: Net Assets	N/A		N/A		$130
Shares Issued and Outstanding					12
Net Asset Value per share					$10.50

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)

SmallCap S&P 600			SmallCap		Tax-Exempt
Amounts in thousands, except per share amounts	Index Fund		Value Fund II		Bond Fund
Investment in securities--at cost	$971,868		$1,152,564		$307,552
Assets
Investment in securities--at value	$1,124,364		$1,253,503		$330,886
Cash	14		2		25,326
Deposits with counterparty	745		4,600		–
Receivables:
Dividends and interest	570		293		4,461
Expense reimbursement from Manager	–		30		4
Expense reimbursement from Distributor	2		–		–
Fund shares sold	1,125		368		3,940
Investment securities sold	1,582		6,011		1,065
Variation margin on financial derivative instruments	35		–		–
Other assets	–		–		9
Total Assets	1,128,437		1,264,807		365,691
Liabilities
Accrued management and investment advisory fees	138		1,027		119
Accrued administrative service fees	15		2		–
Accrued distribution fees	55		7		72
Accrued service fees	82		10		–
Accrued transfer agent fees	75		20		13
Accrued directors' expenses	–		1		1
Accrued professional fees	13		14		16
Accrued other expenses	18		12		14
Payables:
Dividends payable	–		–		1,019
Fund shares redeemed	8,601		1,212		640
Interest expense and fees payable	–		–		12
Investment securities purchased	2,208		1,673		14,997
Variation margin on financial derivative instruments	210		964		–
Floating rate notes issued	–		–		8,621
Total Liabilities	11,415		4,942		25,524
Net Assets Applicable to Outstanding Shares	$1,117,022		$1,259,865		$340,167
Net Assets Consist of:
Capital shares and additional paid-in-capital	$927,936		$1,103,077		$336,614
Accumulated undistributed (overdistributed) net investment income (loss)	3,474		171		1,249
Accumulated undistributed (overdistributed) net realized gain (loss)	33,216		53,292		(21,030)
Net unrealized appreciation (depreciation) of investments	152,396		103,325		23,334
Total Net Assets	$1,117,022		$1,259,865		$340,167
Capital Stock (par value: $.01 per share):
Shares authorized	325,000		750,000		600,000
Net Asset Value Per Share:
Class A: Net Assets	N/A		$2,388		$262,131
Shares Issued and Outstanding			211		34,945
Net Asset Value per share			$11.32		$7.50
Maximum Offering Price			$11.98		$7.79
Class C: Net Assets	N/A		N/A		$24,787
Shares Issued and Outstanding					3,295
Net Asset Value per share					$7.52	(a)
Class J: Net Assets	$138,958		$18,264		N/A
Shares Issued and Outstanding	6,491		1,638
Net Asset Value per share	$21.41	(a)	$11.15	(a)
Class P: Net Assets	N/A		$5,968		$50,237
Shares Issued and Outstanding			525		6,701
Net Asset Value per share			$11.36		$7.50
Institutional: Net Assets	$582,590		$1,184,217		$3,012
Shares Issued and Outstanding	26,000		103,916		401
Net Asset Value per share	$22.41		$11.40		$7.51
R-1: Net Assets	$12,113		$1,720		N/A
Shares Issued and Outstanding	547		163
Net Asset Value per share	$22.13		$10.55
R-2: Net Assets	$15,604		$3,570		N/A
Shares Issued and Outstanding	689		334
Net Asset Value per share	$22.65		$10.68
R-3: Net Assets	$120,465		$13,190		N/A
Shares Issued and Outstanding	5,284		1,198
Net Asset Value per share	$22.80		$11.01
R-4: Net Assets	$76,604		$7,790		N/A
Shares Issued and Outstanding	3,333		699
Net Asset Value per share	$22.98		$11.14
R-5: Net Assets	$170,688		$21,785		N/A
Shares Issued and Outstanding	7,393		1,938
Net Asset Value per share	$23.09		$11.24
R-6: Net Assets	N/A		$973		N/A
Shares Issued and Outstanding			86
Net Asset Value per share			$11.39

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2016 (unaudited)

	California	Core Plus	Diversified
Amounts in thousands	Municipal Fund	Bond Fund	International Fund
Net Investment Income (Loss)
Income:
Dividends	$–	$566	$87,622
Withholding tax	–	(38)	(9,792)
Interest	5,990	63,889	127
Total Income	5,990	64,417	77,957
Expenses:
Management and investment advisory fees	611	10,233	25,137
Distribution fees - Class A	275	117	283
Distribution fees - Class C	111	39	70
Distribution fees - Class J	N/A	141	157
Distribution fees - R-1	N/A	11	8
Distribution fees - R-2	N/A	16	10
Distribution fees - R-3	N/A	37	42
Distribution fees - R-4	N/A	11	16
Administrative service fees - R-1	N/A	9	7
Administrative service fees - R-2	N/A	11	6
Administrative service fees - R-3	N/A	10	12
Administrative service fees - R-4	N/A	3	5
Administrative service fees - R-5	N/A	3	3
Registration fees - Class A	11	11	9
Registration fees - Class C	9	9	9
Registration fees - Class J	N/A	8	8
Registration fees - Class P	9	N/A	7
Registration fees - Institutional	10	19	26
Service fees - R-1	N/A	8	6
Service fees - R-2	N/A	13	8
Service fees - R-3	N/A	37	42
Service fees - R-4	N/A	27	42
Service fees - R-5	N/A	70	78
Shareholder reports - Class A	4	19	35
Shareholder reports - Class C	–	1	2
Shareholder reports - Class J	N/A	34	29
Shareholder reports - Institutional	–	14	7
Transfer agent fees - Class A	49	102	279
Transfer agent fees - Class C	8	10	19
Transfer agent fees - Class J	N/A	99	128
Transfer agent fees - Class P	1	N/A	3
Transfer agent fees - Institutional	–	67	92
Custodian fees	1	18	388
Directors' expenses	3	41	54
Interest expense and fees	40	–	–
Professional fees	13	20	50
Other expenses	2	23	21
Total Gross Expenses	1,157	11,291	27,098
Less: Reimbursement from Manager - Class A	–	70	–
Less: Reimbursement from Manager - Class C	–	11	14
Less: Reimbursement from Manager - Class P	2	N/A	6
Less: Reimbursement from Manager - Institutional	10	–	–
Less: Reimbursement from Distributor - Class J	N/A	35	39
Total Net Expenses	1,145	11,175	27,039
Net Investment Income (Loss)	4,845	53,242	50,918

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	374	(27,097)	(20,519)
Foreign currency transactions	–	(385)	(1,023)
Futures contracts	–	3,998	–
Swap agreements	–	(1,031)	–
Change in unrealized appreciation/depreciation of:
Investments (net of deferred foreign tax payable of $0, $0 and $131, respectively) .	7,232	73,344	(105,259)
Futures contracts	–	(206)	–
Swap agreements	–	(2,534)	–
Translation of assets and liabilities in foreign currencies	–	(1,478)	1,266
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	7,606	44,611	(125,535)
Net Increase (Decrease) in Net Assets Resulting from Operations	$12,451	$97,853	$(74,617)

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2016 (unaudited)

		Global Diversified	Global Real Estate
Amounts in thousands	Equity Income Fund	Income Fund	Securities Fund(a)
Net Investment Income (Loss)
Income:
Dividends	$82,504	$46,949	$52,537
Withholding tax	(628)	(1,581)	(1,969)
Interest	64	306,198	40
Total Income	81,940	351,566	50,608
Expenses:
Management and investment advisory fees	13,164	37,448	12,632
Distribution fees - Class A	1,110	2,623	192
Distribution fees - Class C	896	12,346	276
Distribution fees - R-1	4	N/A	N/A
Distribution fees - R-2	8	N/A	N/A
Distribution fees - R-3	77	N/A	–
Distribution fees - R-4	27	N/A	–
Administrative service fees - R-1	3	N/A	N/A
Administrative service fees - R-2	5	N/A	N/A
Administrative service fees - R-3	22	N/A	–
Administrative service fees - R-4	8	N/A	–
Administrative service fees - R-5	6	N/A	–
Registration fees - Class A	16	23	15
Registration fees - Class C	10	22	11
Registration fees - Class P	7	28	22
Registration fees - Institutional	10	38	38
Registration fees - R-6	N/A	N/A	12
Service fees - R-1	3	N/A	N/A
Service fees - R-2	7	N/A	N/A
Service fees - R-3	77	N/A	–
Service fees - R-4	67	N/A	–
Service fees - R-5	142	N/A	–
Shareholder reports - Class A	58	166	12
Shareholder reports - Class C	9	192	6
Shareholder reports - Class P	5	178	12
Shareholder reports - Institutional	3	105	19
Transfer agent fees - Class A	624	1,127	108
Transfer agent fees - Class C	108	1,321	49
Transfer agent fees - Class P	49	1,216	112
Transfer agent fees - Institutional	92	507	242
Custodian fees	42	204	72
Directors' expenses	52	103	27
Dividends and interest on securities sold short	–	4,228	–
Professional fees	12	24	12
Other expenses	25	56	10
Total Gross Expenses	16,748	61,955	13,879
Less: Reimbursement from Manager - R-6	N/A	N/A	12
Total Net Expenses	16,748	61,955	13,867
Net Investment Income (Loss)	65,192	289,611	36,741

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	23,676	(296,477)	24,531
Foreign currency transactions	(14)	3,838	(386)
Options and swaptions	–	12,578	–
Short sales	–	(23,907)	–
Swap agreements	–	2,296	–
Change in unrealized appreciation/depreciation of:
Investments	(2,544)	121,912	(22,178)
Options and swaptions	–	3,345	–
Swap agreements	–	692	–
Translation of assets and liabilities in foreign currencies	(1)	(11,793)	289
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	21,117	(187,516)	2,256
Net Increase (Decrease) in Net Assets Resulting from Operations	$86,309	$102,095	$38,997

(a) R-3, R-4 and R-5 shares commenced operations on March 1, 2016.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2016 (unaudited)

	Government & High
Amounts in thousands	Quality Bond Fund	High Yield Fund	High Yield Fund I
Net Investment Income (Loss)
Income:
Dividends	$–	$69	$44
Interest	27,220	112,290	27,485
Total Income	27,220	112,359	27,529
Expenses:
Management and investment advisory fees	3,872	8,214	2,655
Distribution fees - Class A	375	1,077	5
Distribution fees - Class C	279	1,860	N/A
Distribution fees - Class J	123	N/A	N/A
Distribution fees - R-1	5	N/A	N/A
Distribution fees - R-2	13	N/A	N/A
Distribution fees - R-3	20	N/A	N/A
Distribution fees - R-4	5	N/A	N/A
Administrative service fees - R-1	4	N/A	N/A
Administrative service fees - R-2	9	N/A	N/A
Administrative service fees - R-3	6	N/A	N/A
Administrative service fees - R-4	1	N/A	N/A
Administrative service fees - R-5	1	N/A	N/A
Registration fees - Class A	14	36	15
Registration fees - Class C	10	15	N/A
Registration fees - Class J	9	N/A	N/A
Registration fees - Class P	7	8	N/A
Registration fees - Institutional	13	63	16
Service fees - R-1	4	N/A	N/A
Service fees - R-2	11	N/A	N/A
Service fees - R-3	20	N/A	N/A
Service fees - R-4	13	N/A	N/A
Service fees - R-5	28	N/A	N/A
Shareholder reports - Class A	25	58	6
Shareholder reports - Class C	4	21	N/A
Shareholder reports - Class J	17	N/A	N/A
Shareholder reports - Class P	–	64	N/A
Shareholder reports - Institutional	10	66	4
Transfer agent fees - Class A	198	682	21
Transfer agent fees - Class C	34	227	N/A
Transfer agent fees - Class J	85	N/A	N/A
Transfer agent fees - Class P	4	317	N/A
Transfer agent fees - Institutional	81	749	30
Custodian fees	3	5	15
Directors' expenses	15	31	10
Professional fees	14	20	18
Other expenses	7	22	7
Total Gross Expenses	5,339	13,535	2,802
Less: Reimbursement from Manager - Class A	–	–	39
Less: Reimbursement from Manager - Class C	13	–	N/A
Less: Reimbursement from Manager - Class P	2	–	N/A
Less: Reimbursement from Manager - Institutional	–	136	–
Less: Reimbursement from Manager - R-1	1	N/A	N/A
Less: Reimbursement from Manager - R-2	4	N/A	N/A
Less: Reimbursement from Manager - R-3	8	N/A	N/A
Less: Reimbursement from Manager - R-4	5	N/A	N/A
Less: Reimbursement from Manager - R-5	11	N/A	N/A
Less: Reimbursement from Distributor - Class A	150	–	–
Less: Reimbursement from Distributor - Class J	30	N/A	N/A
Total Net Expenses	5,115	13,399	2,763
Net Investment Income (Loss)	22,105	98,960	24,766

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	35	(97,134)	(30,021)
Foreign currency transactions	–	501	–
Swap agreements	–	(936)	–
Change in unrealized appreciation/depreciation of:
Investments	6,208	18,943	18,571
Swap agreements	–	277	–
Translation of assets and liabilities in foreign currencies	–	(1,444)	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	6,243	(79,793)	(11,450)
Net Increase (Decrease) in Net Assets Resulting from Operations	$28,348	$19,167	$13,316

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2016 (unaudited)

			International
		Inflation	Emerging
Amounts in thousands	Income Fund	Protection Fund	Markets Fund
Net Investment Income (Loss)
Income:
Dividends	$2	$ –	$11,834
Withholding tax	–	–	(1,621)
Interest	59,222	(5,507)	14
Total Income	59,224	(5,507)	10,227
Expenses:
Management and investment advisory fees	7,425	3,108	6,600
Distribution fees - Class A	322	16	89
Distribution fees - Class C	317	18	43
Distribution fees - Class J	82	7	83
Distribution fees - R-1	28	1	5
Distribution fees - R-2	5	1	5
Distribution fees - R-3	40	6	12
Distribution fees - R-4	12	1	4
Administrative service fees - R-1	22	1	4
Administrative service fees - R-2	3	1	3
Administrative service fees - R-3	11	2	3
Administrative service fees - R-4	4	–	1
Administrative service fees - R-5	2	–	1
Registration fees - Class A	14	8	8
Registration fees - Class C	10	8	9
Registration fees - Class J	9	7	7
Registration fees - Class P	8	N/A	7
Registration fees - Institutional	13	11	16
Registration fees - R-6	11	N/A	N/A
Service fees - R-1	20	1	3
Service fees - R-2	4	1	4
Service fees - R-3	40	6	12
Service fees - R-4	30	2	10
Service fees - R-5	57	5	24
Shareholder reports - Class A	18	2	20
Shareholder reports - Class C	5	1	2
Shareholder reports - Class J	7	1	23
Shareholder reports - Class P	1	N/A	–
Shareholder reports - Institutional	10	–	10
Transfer agent fees - Class A	165	17	124
Transfer agent fees - Class C	50	7	20
Transfer agent fees - Class J	48	11	90
Transfer agent fees - Class P	10	N/A	1
Transfer agent fees - Institutional	114	2	70
Custodian fees	2	15	274
Directors' expenses	30	16	12
Professional fees	14	13	28
Other expenses	11	6	7
Total Gross Expenses	8,974	3,302	7,634
Less: Reimbursement from Manager - Class A	–	9	61
Less: Reimbursement from Manager - Class C	–	11	8
Less: Reimbursement from Manager - Class P	–	N/A	8
Less: Reimbursement from Manager - R-6	10	N/A	N/A
Less: Reimbursement from Distributor - Class J	20	2	21
Total Net Expenses	8,944	3,280	7,536
Net Investment Income (Loss)	50,280	(8,787)	2,691

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions (net of foreign taxes of $0, $0 and $995, respectively)	(3,776)	(16,218)	(105,170)
Foreign currency transactions	–	(3,364)	(790)
Futures contracts	–	(952)	–
Options and swaptions	–	7,303	–
Swap agreements	–	(4,744)	–
Change in unrealized appreciation/depreciation of:
Investments (net of deferred foreign tax refund receivable of $0, $0 and $851,
respectively)	24,451	78,891	73,363
Futures contracts	–	1,783	–
Options and swaptions	–	702	–
Swap agreements	–	49	–
Translation of assets and liabilities in foreign currencies	–	(2,983)	(132)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	20,675	60,467	(32,729)
Net Increase (Decrease) in Net Assets Resulting from Operations	$70,955	$51,680	$(30,038)

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2016 (unaudited)

		LargeCap	LargeCap
Amounts in thousands	International Fund I	Growth Fund	Growth Fund I
Net Investment Income (Loss)
Income:
Dividends	$3,799	$15,322	$27,535
Withholding tax	(391)	–	(15)
Interest	6	59	111
Total Income	3,414	15,381	27,631
Expenses:
Management and investment advisory fees	1,704	8,567	21,109
Distribution fees - Class A	7	443	24
Distribution fees - Class C	N/A	90	N/A
Distribution fees - Class J	N/A	61	111
Distribution fees - R-1	6	9	13
Distribution fees - R-2	3	5	23
Distribution fees - R-3	6	23	172
Distribution fees - R-4	2	6	43
Administrative service fees - R-1	5	8	10
Administrative service fees - R-2	2	3	15
Administrative service fees - R-3	2	6	48
Administrative service fees - R-4	1	2	13
Administrative service fees - R-5	–	3	15
Registration fees - Class A	7	11	9
Registration fees - Class C	N/A	9	N/A
Registration fees - Class J	N/A	8	10
Registration fees - Class P	8	9	7
Registration fees - Institutional	8	10	30
Registration fees - R-6	N/A	N/A	11
Service fees - R-1	4	7	9
Service fees - R-2	3	4	19
Service fees - R-3	6	22	172
Service fees - R-4	4	16	108
Service fees - R-5	7	71	365
Shareholder reports - Class A	1	48	1
Shareholder reports - Class C	N/A	2	N/A
Shareholder reports - Class J	N/A	7	12
Shareholder reports - Class P	1	–	–
Shareholder reports - Institutional	3	–	68
Transfer agent fees - Class A	9	345	17
Transfer agent fees - Class C	N/A	18	N/A
Transfer agent fees - Class J	N/A	49	103
Transfer agent fees - Class P	4	5	1
Transfer agent fees - Institutional	47	284	770
Custodian fees	29	1	15
Directors' expenses	4	28	68
Professional fees	33	11	13
Other expenses	3	14	32
Total Gross Expenses	1,919	10,205	23,436
Less: Reimbursement from Manager	–	–	560
Less: Reimbursement from Manager - Class A	10	–	–
Less: Reimbursement from Manager - Class P	–	4	7
Less: Reimbursement from Manager - R-6	N/A	N/A	11
Less: Reimbursement from Distributor - Class J	N/A	15	28
Total Net Expenses	1,909	10,186	22,830
Net Investment Income (Loss)	1,505	5,195	4,801

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	(14,830)	166,749	84,999
Foreign currency transactions	(155)	–	–
Futures contracts	(968)	–	7,325
Change in unrealized appreciation/depreciation of:
Investments	(8,986)	(319,256)	(332,986)
Futures contracts	(848)	–	(8,645)
Translation of assets and liabilities in foreign currencies	126	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(25,661)	(152,507)	(249,307)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(24,156)	$(147,312)	$(244,506)

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2016 (unaudited)

	LargeCap	LargeCap S&P 500	LargeCap
Amounts in thousands	Growth Fund II	Index Fund	Value Fund
Net Investment Income (Loss)
Income:
Dividends	$4,884	$52,587	$30,195
Withholding tax	(4)	–	–
Interest	11	68	23
Total Income	4,891	52,655	30,218
Expenses:
Management and investment advisory fees	2,609	3,556	4,894
Distribution fees - Class A	N/A	194	237
Distribution fees - Class C	N/A	180	34
Distribution fees - Class J	30	460	60
Distribution fees - R-1	2	34	2
Distribution fees - R-2	2	46	3
Distribution fees - R-3	7	252	5
Distribution fees - R-4	1	101	1
Administrative service fees - R-1	2	28	2
Administrative service fees - R-2	2	31	2
Administrative service fees - R-3	2	70	1
Administrative service fees - R-4	–	30	1
Administrative service fees - R-5	–	19	–
Registration fees - Class A	N/A	12	8
Registration fees - Class C	N/A	10	8
Registration fees - Class J	7	13	8
Registration fees - Class P	N/A	N/A	7
Registration fees - Institutional	8	23	13
Service fees - R-1	1	25	2
Service fees - R-2	2	38	3
Service fees - R-3	7	252	4
Service fees - R-4	3	254	2
Service fees - R-5	7	470	6
Shareholder reports - Class A	N/A	26	31
Shareholder reports - Class C	N/A	2	1
Shareholder reports - Class J	7	39	11
Shareholder reports - Institutional	1	8	14
Transfer agent fees - Class A	N/A	204	161
Transfer agent fees - Class C	N/A	25	10
Transfer agent fees - Class J	23	199	41
Transfer agent fees - Institutional	–	93	75
Custodian fees	9	6	2
Directors' expenses	7	44	24
Professional fees	10	11	11
Other expenses	5	42	9
Total Gross Expenses	2,754	6,797	5,693
Less: Reimbursement from Manager	129	–	–
Less: Reimbursement from Manager - Class C	N/A	11	11
Less: Reimbursement from Manager - Class P	N/A	N/A	7
Less: Reimbursement from Distributor - Class J	7	114	15
Total Net Expenses	2,618	6,672	5,660
Net Investment Income (Loss)	2,273	45,983	24,558

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	5,310	25,018	32,717
Futures contracts	1,574	7,223	–
Change in unrealized appreciation/depreciation of:
Investments	(20,917)	(57,620)	(108,239)
Futures contracts	(627)	(4,833)	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(14,660)	(30,212)	(75,522)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(12,387)	$15,771	$(50,964)

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2016 (unaudited)

	LargeCap		MidCap
Amounts in thousands	Value Fund III	MidCap Fund	Growth Fund
Net Investment Income (Loss)
Income:
Dividends	$22,980	$41,889	$1,091
Withholding tax	(36)	(851)	–
Interest	46	14	3
Securities lending - net	–	–	2
Total Income	22,990	41,052	1,096
Expenses:
Management and investment advisory fees	6,997	30,919	423
Distribution fees - Class A	N/A	2,326	N/A
Distribution fees - Class C	N/A	1,602	N/A
Distribution fees - Class J	63	239	53
Distribution fees - R-1	7	102	2
Distribution fees - R-2	5	43	5
Distribution fees - R-3	14	169	14
Distribution fees - R-4	3	72	3
Administrative service fees - R-1	6	82	2
Administrative service fees - R-2	3	29	3
Administrative service fees - R-3	4	47	4
Administrative service fees - R-4	1	21	1
Administrative service fees - R-5	1	15	1
Registration fees - Class A	N/A	35	N/A
Registration fees - Class C	N/A	11	N/A
Registration fees - Class J	6	8	9
Registration fees - Class P	N/A	54	N/A
Registration fees - Institutional	13	108	7
Service fees - R-1	5	73	2
Service fees - R-2	4	36	4
Service fees - R-3	14	168	14
Service fees - R-4	8	179	7
Service fees - R-5	10	375	20
Shareholder reports - Class A	N/A	115	N/A
Shareholder reports - Class C	N/A	17	N/A
Shareholder reports - Class J	11	22	5
Shareholder reports - Class P	N/A	148	N/A
Shareholder reports - Institutional	–	188	–
Transfer agent fees - Class A	N/A	1,344	N/A
Transfer agent fees - Class C	N/A	199	N/A
Transfer agent fees - Class J	44	87	68
Transfer agent fees - Class P	N/A	1,045	N/A
Transfer agent fees - Institutional	1	1,808	8
Custodian fees	7	4	2
Directors' expenses	19	100	2
Professional fees	10	14	9
Other expenses	7	71	1
Total Gross Expenses	7,263	41,875	669
Less: Reimbursement from Manager	108	–	–
Less: Reimbursement from Manager - Institutional	–	–	2
Less: Reimbursement from Distributor - Class J	16	60	14
Total Net Expenses	7,139	41,815	653
Net Investment Income (Loss)	15,851	(763)	443

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	7,301	(43,344)	(8,787)
Futures contracts	6,544	–	–
Change in unrealized appreciation/depreciation of:
Investments	(19,100)	11,180	(393)
Futures contracts	(4,791)	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(10,046)	(32,164)	(9,180)
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,805	$(32,927)	$(8,737)

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2016 (unaudited)

	MidCap	MidCap S&P 400	MidCap
Amounts in thousands	Growth Fund III	Index Fund	Value Fund I
Net Investment Income (Loss)
Income:
Dividends	$5,981	$8,957	$20,460
Withholding tax	(5)	–	(5)
Interest	27	8	31
Total Income	6,003	8,965	20,486
Expenses:
Management and investment advisory fees	6,279	841	7,558
Distribution fees - Class J	30	82	60
Distribution fees - R-1	5	28	9
Distribution fees - R-2	5	24	10
Distribution fees - R-3	9	129	32
Distribution fees - R-4	4	55	12
Administrative service fees - R-1	4	23	7
Administrative service fees - R-2	3	16	7
Administrative service fees - R-3	3	36	9
Administrative service fees - R-4	1	17	3
Administrative service fees - R-5	–	9	3
Registration fees - Class J	7	9	7
Registration fees - Institutional	8	17	12
Service fees - R-1	3	20	6
Service fees - R-2	4	20	8
Service fees - R-3	10	129	32
Service fees - R-4	9	137	29
Service fees - R-5	11	232	73
Shareholder reports - Class J	4	8	10
Shareholder reports - Institutional	–	13	14
Transfer agent fees - Class J	24	65	44
Transfer agent fees - Institutional	1	94	110
Custodian fees	7	5	14
Directors' expenses	14	12	16
Professional fees	10	9	10
Other expenses	6	12	11
Total Gross Expenses	6,461	2,042	8,106
Less: Reimbursement from Manager	207	–	463
Less: Reimbursement from Distributor - Class J	8	20	15
Total Net Expenses	6,246	2,022	7,628
Net Investment Income (Loss)	(243)	6,943	12,858

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	(21,303)	35,637	(92,145)
Futures contracts	(16)	487	4,000
Change in unrealized appreciation/depreciation of:
Investments	(7,677)	(23,182)	56,066
Futures contracts	(186)	(129)	740
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(29,182)	12,813	(31,339)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(29,425)	$19,756	$(18,481)

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2016 (unaudited)

	MidCap
Amounts in thousands	Value Fund III	Money Market Fund	Overseas Fund
Net Investment Income (Loss)
Income:
Dividends	$10,833	$–	$43,198
Withholding tax	(21)	–	(4,038)
Interest	29	2,155	44
Total Income	10,841	2,155	39,204
Expenses:
Management and investment advisory fees	3,262	2,010	13,425
Distribution fees - Class A	16	–	N/A
Distribution fees - Class C	N/A	128	N/A
Distribution fees - Class J	90	235	N/A
Distribution fees - R-1	2	N/A	–
Distribution fees - R-2	3	N/A	–
Distribution fees - R-3	19	N/A	1
Distribution fees - R-4	9	N/A	–
Administrative service fees - R-1	2	N/A	–
Administrative service fees - R-2	2	N/A	–
Administrative service fees - R-3	5	N/A	–
Administrative service fees - R-4	3	N/A	–
Administrative service fees - R-5	1	N/A	–
Registration fees - Class A	7	46	N/A
Registration fees - Class C	N/A	11	N/A
Registration fees - Class J	7	19	N/A
Registration fees - Class P	7	N/A	N/A
Registration fees - Institutional	15	23	18
Registration fees - R-6	11	N/A	N/A
Service fees - R-1	2	N/A	–
Service fees - R-2	3	N/A	–
Service fees - R-3	18	N/A	–
Service fees - R-4	22	N/A	1
Service fees - R-5	33	N/A	1
Shareholder reports - Class A	1	31	N/A
Shareholder reports - Class C	N/A	1	N/A
Shareholder reports - Class J	12	40	N/A
Shareholder reports - Institutional	1	1	10
Transfer agent fees - Class A	15	251	N/A
Transfer agent fees - Class C	N/A	13	N/A
Transfer agent fees - Class J	50	177	N/A
Transfer agent fees - Institutional	64	7	77
Custodian fees	9	9	175
Directors' expenses	11	11	25
Professional fees	10	14	23
Other expenses	4	7	8
Total Gross Expenses	3,716	3,034	13,764
Less: Reimbursement from Manager	71	–	378
Less: Reimbursement from Manager - Class A	–	279	N/A
Less: Reimbursement from Manager - Class C	N/A	21	N/A
Less: Reimbursement from Manager - Class J	–	208	N/A
Less: Reimbursement from Manager - Class P	7	N/A	N/A
Less: Reimbursement from Manager - Institutional	–	8	–
Less: Reimbursement from Manager - R-6	11	N/A	N/A
Less: Reimbursement from Distributor - Class C	N/A	128	N/A
Less: Reimbursement from Distributor - Class J	23	235	N/A
Total Net Expenses	3,604	2,155	13,386
Net Investment Income (Loss)	7,237	–	25,818

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	(22,239)	–	(37,020)
Foreign currency transactions	–	–	(1,086)
Futures contracts	2,058	–	1,130
Change in unrealized appreciation/depreciation of:
Investments	2,479	–	(87,278)
Futures contracts	257	–	(1,274)
Translation of assets and liabilities in foreign currencies	–	–	983
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(17,445)	–	(124,545)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(10,208)	$–	$(98,727)

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2016 (unaudited)

	Principal Capital	Principal LifeTime		Principal LifeTime
Amounts in thousands	Appreciation Fund	2010	Fund	2015	Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$–	$17,586		$10,799
Dividends	24,571	–		–
Interest	32	–		–
Total Income	24,603	17,586		10,799
Expenses:
Management and investment advisory fees	5,622	130		79
Distribution fees - Class A	1,111	45		N/A
Distribution fees - Class C	235	N/A		N/A
Distribution fees - Class J	N/A	220		N/A
Distribution fees - R-1	7	19		16
Distribution fees - R-2	5	17		16
Distribution fees - R-3	40	72		102
Distribution fees - R-4	11	17		25
Administrative service fees - R-1	5	15		13
Administrative service fees - R-2	4	11		11
Administrative service fees - R-3	11	20		29
Administrative service fees - R-4	3	5		7
Administrative service fees - R-5	3	4		3
Registration fees - Class A	20	8		N/A
Registration fees - Class C	10	N/A		N/A
Registration fees - Class J	N/A	10		N/A
Registration fees - Class P	7	N/A		N/A
Registration fees - Institutional	10	10		11
Service fees - R-1	5	13		12
Service fees - R-2	4	14		13
Service fees - R-3	40	72		102
Service fees - R-4	27	44		62
Service fees - R-5	64	104		85
Shareholder reports - Class A	68	2		N/A
Shareholder reports - Class C	4	N/A		N/A
Shareholder reports - Class J	N/A	8		N/A
Shareholder reports - Class P	1	N/A		N/A
Shareholder reports - Institutional	14	1		1
Transfer agent fees - Class A	549	27		N/A
Transfer agent fees - Class C	37	N/A		N/A
Transfer agent fees - Class J	N/A	55		N/A
Transfer agent fees - Class P	11	N/A		N/A
Transfer agent fees - Institutional	114	4		7
Custodian fees	5	–		–
Directors' expenses	26	14		9
Professional fees	11	17		9
Other expenses	11	10		6
Total Gross Expenses	8,095	988		618
Less: Reimbursement from Manager - Class A	–	15		N/A
Less: Reimbursement from Distributor - Class J	N/A	55		N/A
Total Net Expenses	8,095	918		618
Net Investment Income (Loss)	16,508	16,668		10,181

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	178,464	–		–
Investment transactions in affiliated Funds	–	9,670		1,365
Capital gain distribution received from affiliated Funds	–	17,671		11,772
Change in unrealized appreciation/depreciation of:
Investments	(215,258)	–		–
Investments in affiliated Funds	–	(38,777)		(22,404)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(36,794)	(11,436)		(9,267)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(20,286)	$5,232		$914

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2016 (unaudited)

	Principal LifeTime		Principal LifeTime		Principal LifeTime
Amounts in thousands	2020	Fund	2025	Fund	2030	Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$81,577		$20,700		$88,673
Total Income	81,577		20,700		88,673
Expenses:
Management and investment advisory fees	591		150		635
Distribution fees - Class A	150		N/A		145
Distribution fees - Class J	798		N/A		928
Distribution fees - R-1	76		27		65
Distribution fees - R-2	80		29		79
Distribution fees - R-3	326		210		295
Distribution fees - R-4	90		39		94
Administrative service fees - R-1	61		22		52
Administrative service fees - R-2	54		19		53
Administrative service fees - R-3	91		59		83
Administrative service fees - R-4	27		12		28
Administrative service fees - R-5	20		6		19
Registration fees - Class A	11		N/A		12
Registration fees - Class J	19		N/A		20
Registration fees - Institutional	22		15		27
Service fees - R-1	54		19		47
Service fees - R-2	67		24		67
Service fees - R-3	326		211		295
Service fees - R-4	226		98		234
Service fees - R-5	501		156		485
Shareholder reports - Class A	8		N/A		10
Shareholder reports - Class J	28		N/A		40
Shareholder reports - Institutional	2		2		2
Transfer agent fees - Class A	82		N/A		85
Transfer agent fees - Class J	187		N/A		280
Transfer agent fees - Institutional	28		17		29
Directors' expenses	63		14		67
Professional fees	19		9		19
Other expenses	38		10		39
Total Gross Expenses	4,045		1,148		4,234
Less: Reimbursement from Manager - Class A	25		N/A		34
Less: Reimbursement from Distributor - Class J	199		N/A		231
Total Net Expenses	3,821		1,148		3,969
Net Investment Income (Loss)	77,756		19,552		84,704

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	5,457		(409)		654
Capital gain distribution received from affiliated Funds	110,037		31,122		162,034
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	(198,307)		(51,896)		(287,592)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(82,813)		(21,183)		(124,904)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,057)		$(1,631)		$(40,200)

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2016 (unaudited)

	Principal LifeTime		Principal LifeTime		Principal LifeTime
Amounts in thousands	2035	Fund	2040	Fund	2045	Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$15,689		$58,099		$9,941
Total Income	15,689		58,099		9,941
Expenses:
Management and investment advisory fees	115		418		72
Distribution fees - Class A	N/A		103		N/A
Distribution fees - Class J	N/A		539		N/A
Distribution fees - R-1	21		46		12
Distribution fees - R-2	22		51		16
Distribution fees - R-3	139		188		81
Distribution fees - R-4	31		63		18
Administrative service fees - R-1	17		37		10
Administrative service fees - R-2	14		34		11
Administrative service fees - R-3	39		53		23
Administrative service fees - R-4	10		19		5
Administrative service fees - R-5	5		13		4
Registration fees - Class A	N/A		11		N/A
Registration fees - Class J	N/A		17		N/A
Registration fees - Institutional	14		21		13
Service fees - R-1	15		33		9
Service fees - R-2	18		43		13
Service fees - R-3	139		187		81
Service fees - R-4	78		156		44
Service fees - R-5	122		338		96
Shareholder reports - Class A	N/A		10		N/A
Shareholder reports - Class J	N/A		31		N/A
Shareholder reports - Institutional	2		2		3
Transfer agent fees - Class A	N/A		71		N/A
Transfer agent fees - Class J	N/A		249		N/A
Transfer agent fees - Institutional	16		20		12
Directors' expenses	12		43		7
Professional fees	9		17		9
Other expenses	7		25		4
Total Gross Expenses	845		2,838		543
Less: Reimbursement from Manager - Class A	N/A		39		N/A
Less: Reimbursement from Distributor - Class J	N/A		134		N/A
Total Net Expenses	845		2,665		543
Net Investment Income (Loss)	14,844		55,434		9,398

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	(735)		4,578		(350)
Capital gain distribution received from affiliated Funds	39,383		150,904		27,561
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	(64,460)		(263,323)		(44,762)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(25,812)		(107,841)		(17,551)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(10,968)		$(52,407)		$(8,153)

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2016 (unaudited)

	Principal LifeTime		Principal LifeTime		Principal LifeTime
Amounts in thousands	2050	Fund	2055	Fund	2060	Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$30,069		$3,051		$1,519
Total Income	30,069		3,051		1,519
Expenses:
Management and investment advisory fees	217		22		11
Distribution fees - Class A	78		N/A		N/A
Distribution fees - Class J	164		N/A		4
Distribution fees - R-1	28		4		1
Distribution fees - R-2	31		4		1
Distribution fees - R-3	92		21		5
Distribution fees - R-4	31		6		2
Administrative service fees - R-1	23		3		1
Administrative service fees - R-2	21		2		1
Administrative service fees - R-3	26		6		1
Administrative service fees - R-4	9		2		1
Administrative service fees - R-5	8		1		–
Registration fees - Class A	9		N/A		N/A
Registration fees - Class J	12		N/A		7
Registration fees - Institutional	17		10		9
Service fees - R-1	20		3		1
Service fees - R-2	26		3		1
Service fees - R-3	92		21		5
Service fees - R-4	78		15		4
Service fees - R-5	197		26		8
Shareholder reports - Class A	8		N/A		N/A
Shareholder reports - Class J	15		N/A		1
Shareholder reports - Institutional	3		2		–
Transfer agent fees - Class A	63		N/A		N/A
Transfer agent fees - Class J	150		N/A		21
Transfer agent fees - Institutional	11		3		–
Directors' expenses	23		3		2
Professional fees	16		8		8
Other expenses	13		1		1
Total Gross Expenses	1,481		166		96
Less: Reimbursement from Manager - Class A	41		N/A		N/A
Less: Reimbursement from Manager - Class J	–		N/A		24
Less: Reimbursement from Distributor - Class J	41		N/A		1
Total Net Expenses	1,399		166		71
Net Investment Income (Loss)	28,670		2,885		1,448

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	848		(157)		(174)
Capital gain distribution received from affiliated Funds	85,807		8,781		4,232
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	(146,373)		(13,519)		(6,529)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(59,718)		(4,895)		(2,471)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(31,048)		$(2,010)		$(1,023)

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2016 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	Hybrid 2015 Fund	Hybrid 2020 Fund	Hybrid 2025 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$130	$416	$54
Total Income	130	416	54
Expenses:
Management and investment advisory fees	–	1	–
Registration fees - Institutional	10	11	10
Registration fees - R-6	8	8	8
Directors' expenses	1	1	1
Professional fees	7	7	7
Other expenses	1	1	1
Total Gross Expenses	27	29	27
Less: Reimbursement from Manager - Institutional	17	14	17
Less: Reimbursement from Manager - R-6	8	8	8
Total Net Expenses	2	7	2
Net Investment Income (Loss)	128	409	52

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	(3)	(4)	–
Capital gain distribution received from affiliated Funds	52	205	29
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	(62)	(191)	8
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(13)	10	37
Net Increase (Decrease) in Net Assets Resulting from Operations	$115	$419	$89

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2016 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	Hybrid 2030 Fund	Hybrid 2035 Fund	Hybrid 2040 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$427	$57	$224
Total Income	427	57	224
Expenses:
Management and investment advisory fees	1	–	–
Registration fees - Institutional	12	10	11
Registration fees - R-6	8	8	8
Directors' expenses	1	1	1
Professional fees	7	7	7
Other expenses	1	1	1
Total Gross Expenses	30	27	28
Less: Reimbursement from Manager - Institutional	14	17	16
Less: Reimbursement from Manager - R-6	8	8	8
Total Net Expenses	8	2	4
Net Investment Income (Loss)	419	55	220

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	(19)	–	(2)
Capital gain distribution received from affiliated Funds	270	39	170
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	(386)	(20)	(246)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(135)	19	(78)
Net Increase (Decrease) in Net Assets Resulting from Operations	$284	$74	$142

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2016 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	Hybrid 2045 Fund	Hybrid 2050 Fund	Hybrid 2055 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$36	$126	$6
Total Income	36	126	6
Expenses:
Registration fees - Institutional	10	10	9
Registration fees - R-6	8	8	8
Directors' expenses	1	1	1
Professional fees	7	7	7
Other expenses	1	1	1
Total Gross Expenses	27	27	26
Less: Reimbursement from Manager - Institutional	18	17	18
Less: Reimbursement from Manager - R-6	8	8	8
Total Net Expenses	1	2	–
Net Investment Income (Loss)	35	124	6

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	–	(1)	–
Capital gain distribution received from affiliated Funds	27	104	5
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	(31)	(155)	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(4)	(52)	5
Net Increase (Decrease) in Net Assets Resulting from Operations	$31	$72	$11

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2016 (unaudited)

			Principal
	Principal LifeTime	Principal LifeTime	LifeTime Strategic
Amounts in thousands, except Principal LifeTime Hybrid 2060 Fund	Hybrid 2060 Fund	Hybrid Income Fund	Income Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$2,457	$48	$9,304
Total Income	2,457	48	9,304
Expenses:
Management and investment advisory fees	5	–	69
Distribution fees - Class A	N/A	N/A	33
Distribution fees - Class J	N/A	N/A	73
Distribution fees - R-1	N/A	N/A	9
Distribution fees - R-2	N/A	N/A	10
Distribution fees - R-3	N/A	N/A	34
Distribution fees - R-4	N/A	N/A	7
Administrative service fees - R-1	N/A	N/A	7
Administrative service fees - R-2	N/A	N/A	7
Administrative service fees - R-3	N/A	N/A	10
Administrative service fees - R-4	N/A	N/A	2
Administrative service fees - R-5	N/A	N/A	2
Registration fees - Class A	N/A	N/A	7
Registration fees - Class J	N/A	N/A	9
Registration fees - Institutional	9,160	10	10
Registration fees - R-6	7,856	8	N/A
Service fees - R-1	N/A	N/A	6
Service fees - R-2	N/A	N/A	8
Service fees - R-3	N/A	N/A	34
Service fees - R-4	N/A	N/A	19
Service fees - R-5	N/A	N/A	52
Shareholder reports - Class A	N/A	N/A	2
Shareholder reports - Class J	N/A	N/A	4
Shareholder reports - Institutional	65	–	1
Shareholder reports - R-6	10	–	–
Transfer agent fees - Class A	N/A	N/A	22
Transfer agent fees - Class J	N/A	N/A	27
Transfer agent fees - Institutional	82	–	3
Directors' expenses	1,128	1	8
Professional fees	7,345	7	16
Other expenses	577	1	5
Total Gross Expenses	26,228	27	496
Less: Reimbursement from Manager - Class A	N/A	N/A	15
Less: Reimbursement from Manager - Institutional	17,549	18	–
Less: Reimbursement from Manager - R-6	8,623	8	N/A
Less: Reimbursement from Distributor - Class J	N/A	N/A	18
Total Net Expenses	56	1	463
Net Investment Income (Loss)	2,401	47	8,841

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	(20)	–	1,813
Capital gain distribution received from affiliated Funds	2,051	10	4,607
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	2,059	4	(7,311)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	4,090	14	(891)
Net Increase (Decrease) in Net Assets Resulting from Operations	$6,491	$61	$7,950

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2016 (unaudited)

	Real Estate	SAM Balanced	SAM Conservative
Amounts in thousands	Securities Fund	Portfolio	Balanced Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$–	$66,761	$26,587
Dividends	44,737	–	–
Interest	29	–	–
Total Income	44,766	66,761	26,587
Expenses:
Management and investment advisory fees	9,858	7,180	2,535
Distribution fees - Class A	373	2,548	628
Distribution fees - Class C	215	3,689	1,288
Distribution fees - Class J	162	882	480
Distribution fees - R-1	12	6	5
Distribution fees - R-2	26	8	2
Distribution fees - R-3	80	80	20
Distribution fees - R-4	42	18	9
Administrative service fees - R-1	9	5	4
Administrative service fees - R-2	18	5	1
Administrative service fees - R-3	23	22	6
Administrative service fees - R-4	12	5	3
Administrative service fees - R-5	7	4	1
Registration fees - Class A	22	27	22
Registration fees - Class C	11	16	13
Registration fees - Class J	9	26	20
Registration fees - Class P	10	8	8
Registration fees - Institutional	42	11	12
Service fees - R-1	8	4	3
Service fees - R-2	22	6	2
Service fees - R-3	81	80	20
Service fees - R-4	104	46	21
Service fees - R-5	183	88	36
Shareholder reports - Class A	49	122	25
Shareholder reports - Class C	3	40	12
Shareholder reports - Class J	21	26	12
Shareholder reports - Class P	4	–	–
Shareholder reports - Institutional	58	–	–
Transfer agent fees - Class A	250	854	192
Transfer agent fees - Class C	40	274	93
Transfer agent fees - Class J	119	197	110
Transfer agent fees - Class P	33	–	–
Transfer agent fees - Institutional	359	3	1
Custodian fees	1	–	–
Directors' expenses	22	44	16
Professional fees	10	10	8
Other expenses	13	28	11
Total Gross Expenses	12,311	16,362	5,619
Less: Reimbursement from Manager - Class A	–	–	70
Less: Reimbursement from Manager - Class C	–	–	33
Less: Reimbursement from Manager - Class P	–	4	7
Less: Reimbursement from Distributor - Class J	40	219	119
Total Net Expenses	12,271	16,139	5,390
Net Investment Income (Loss)	32,495	50,622	21,197

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	57,562	–	–
Investment transactions in affiliated Funds	–	(5,257)	(2,190)
Capital gain distribution received from affiliated Funds	–	110,429	27,041
Change in unrealized appreciation/depreciation of:
Investments	5,394	–	–
Investments in affiliated Funds	–	(161,702)	(37,572)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	62,956	(56,530)	(12,721)
Net Increase (Decrease) in Net Assets Resulting from Operations	$95,451	$(5,908)	$8,476

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2016 (unaudited)

	SAM Conservative	SAM Flexible	SAM Strategic
Amounts in thousands	Growth Portfolio	Income Portfolio	Growth Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$37,671	$41,324	$27,279
Total Income	37,671	41,324	27,279
Expenses:
Management and investment advisory fees	4,622	3,419	2,794
Distribution fees - Class A	1,777	1,036	1,172
Distribution fees - Class C	2,604	1,686	1,545
Distribution fees - Class J	439	774	242
Distribution fees - R-1	5	1	6
Distribution fees - R-2	8	1	4
Distribution fees - R-3	33	11	20
Distribution fees - R-4	9	4	7
Administrative service fees - R-1	4	1	4
Administrative service fees - R-2	5	1	3
Administrative service fees - R-3	9	3	6
Administrative service fees - R-4	3	1	2
Administrative service fees - R-5	2	1	1
Registration fees - Class A	25	32	22
Registration fees - Class C	15	18	13
Registration fees - Class J	20	32	15
Registration fees - Class P	8	8	8
Registration fees - Institutional	10	9	9
Service fees - R-1	4	1	4
Service fees - R-2	6	1	4
Service fees - R-3	33	11	20
Service fees - R-4	22	9	16
Service fees - R-5	56	22	27
Shareholder reports - Class A	94	32	77
Shareholder reports - Class C	32	15	24
Shareholder reports - Class J	13	16	10
Transfer agent fees - Class A	640	250	497
Transfer agent fees - Class C	222	119	161
Transfer agent fees - Class J	122	183	82
Transfer agent fees - Institutional	1	2	1
Directors' expenses	30	22	19
Professional fees	9	8	8
Other expenses	19	13	12
Total Gross Expenses	10,901	7,742	6,835
Less: Reimbursement from Manager - Class P	7	2	7
Less: Reimbursement from Distributor - Class J	109	190	61
Total Net Expenses	10,785	7,550	6,767
Net Investment Income (Loss)	26,886	33,774	20,512

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	(3,811)	(3,270)	(4,269)
Capital gain distribution received from affiliated Funds	98,336	17,461	66,123
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	(151,291)	(20,903)	(114,120)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(56,766)	(6,712)	(52,266)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(29,880)	$27,062	$(31,754)

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2016 (unaudited)

	Short-Term		SmallCap
Amounts in thousands	Income Fund	SmallCap Fund	Growth Fund I
Net Investment Income (Loss)
Income:
Dividends	$–	$6,187	$4,244
Withholding tax	–	–	(5)
Interest	32,973	10	34
Securities lending - net	–	–	814
Total Income	32,973	6,197	5,087
Expenses:
Management and investment advisory fees	5,851	2,106	8,075
Distribution fees - Class A	235	266	N/A
Distribution fees - Class C	422	126	N/A
Distribution fees - Class J	118	170	45
Distribution fees - R-1	2	5	4
Distribution fees - R-2	3	7	8
Distribution fees - R-3	15	15	22
Distribution fees - R-4	7	6	7
Administrative service fees - R-1	2	4	4
Administrative service fees - R-2	2	4	5
Administrative service fees - R-3	4	4	6
Administrative service fees - R-4	2	2	2
Administrative service fees - R-5	–	1	2
Registration fees - Class A	17	15	N/A
Registration fees - Class C	12	10	N/A
Registration fees - Class J	11	8	7
Registration fees - Class P	11	8	N/A
Registration fees - Institutional	13	8	12
Registration fees - R-6	N/A	N/A	12
Service fees - R-1	1	3	3
Service fees - R-2	3	6	6
Service fees - R-3	15	15	23
Service fees - R-4	16	14	17
Service fees - R-5	14	23	42
Shareholder reports - Class A	14	31	N/A
Shareholder reports - Class C	5	2	N/A
Shareholder reports - Class J	10	26	7
Shareholder reports - Class P	2	–	N/A
Shareholder reports - Institutional	11	1	6
Transfer agent fees - Class A	156	211	N/A
Transfer agent fees - Class C	51	25	N/A
Transfer agent fees - Class J	77	109	43
Transfer agent fees - Class P	33	3	N/A
Transfer agent fees - Institutional	166	10	63
Custodian fees	4	4	31
Directors' expenses	27	6	16
Professional fees	14	9	10
Other expenses	12	4	8
Total Gross Expenses	7,358	3,267	8,486
Less: Reimbursement from Manager	–	–	539
Less: Reimbursement from Manager - Class P	–	5	N/A
Less: Reimbursement from Manager - Institutional	–	1	67
Less: Reimbursement from Manager - R-3	–	–	2
Less: Reimbursement from Manager - R-4	–	–	1
Less: Reimbursement from Manager - R-5	–	–	3
Less: Reimbursement from Manager - R-6	N/A	N/A	12
Less: Reimbursement from Distributor - Class J	29	43	12
Total Net Expenses	7,329	3,218	7,850
Net Investment Income (Loss)	25,644	2,979	(2,763)

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	2,373	1,482	(217)
Futures contracts	–	(16)	338
Change in unrealized appreciation/depreciation of:
Investments	5,681	(36,905)	(68,721)
Futures contracts	–	(13)	51
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	8,054	(35,452)	(68,549)
Net Increase (Decrease) in Net Assets Resulting from Operations	$33,698	$(32,473)	$(71,312)

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2016 (unaudited)
SmallCap S&P 600		SmallCap	Tax-Exempt
Amounts in thousands	Index Fund	Value Fund II	Bond Fund
Net Investment Income (Loss)
Income:
Dividends	$8,464	$9,915	$–
Withholding tax	(2)	(2)	–
Interest	16	43	6,766
Securities lending - net	187	–	–
Total Income	8,665	9,956	6,766
Expenses:
Management and investment advisory fees	814	6,194	646
Distribution fees - Class A	N/A	3	307
Distribution fees - Class C	N/A	N/A	99
Distribution fees - Class J	122	16	N/A
Distribution fees - R-1	20	3	N/A
Distribution fees - R-2	23	5	N/A
Distribution fees - R-3	146	15	N/A
Distribution fees - R-4	39	5	N/A
Administrative service fees - R-1	16	2	N/A
Administrative service fees - R-2	15	3	N/A
Administrative service fees - R-3	41	4	N/A
Administrative service fees - R-4	12	2	N/A
Administrative service fees - R-5	8	1	N/A
Registration fees - Class A	N/A	7	16
Registration fees - Class C	N/A	N/A	10
Registration fees - Class J	9	7	N/A
Registration fees - Class P	N/A	7	22
Registration fees - Institutional	18	12	12
Registration fees - R-6	N/A	11	N/A
Service fees - R-1	14	2	N/A
Service fees - R-2	19	4	N/A
Service fees - R-3	146	15	N/A
Service fees - R-4	98	12	N/A
Service fees - R-5	213	26	N/A
Shareholder reports - Class A	N/A	–	5
Shareholder reports - Class J	15	3	N/A
Shareholder reports - Institutional	10	6	–
Transfer agent fees - Class A	N/A	6	55
Transfer agent fees - Class C	N/A	N/A	10
Transfer agent fees - Class J	80	15	N/A
Transfer agent fees - Class P	N/A	1	1
Transfer agent fees - Institutional	97	61	–
Custodian fees	7	26	1
Directors' expenses	11	13	3
Interest expense and fees	–	–	34
Professional fees	9	10	13
Other expenses	12	6	2
Total Gross Expenses	2,014	6,503	1,236
Less: Reimbursement from Manager	–	151	–
Less: Reimbursement from Manager - Class A	N/A	11	–
Less: Reimbursement from Manager - Class C	N/A	N/A	7
Less: Reimbursement from Manager - Class P	N/A	5	17
Less: Reimbursement from Manager - Institutional	–	–	11
Less: Reimbursement from Manager - R-6	N/A	12	N/A
Less: Reimbursement from Distributor - Class J	31	4	N/A
Total Net Expenses	1,983	6,320	1,201
Net Investment Income (Loss)	6,682	3,636	5,565

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	35,331	19,554	727
Futures contracts	3,266	(493)	–
Change in unrealized appreciation/depreciation of:
Investments	(29,819)	(23,401)	4,935
Futures contracts	(298)	1,045	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	8,480	(3,295)	5,662
Net Increase (Decrease) in Net Assets Resulting from Operations	$15,162	$341	$11,227

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										California Municipal Fund

										Period Ended	Year Ended
										April 30, 2016	October 31, 2015
Operations
Net investment income (loss)										$4,845	$8,590
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										374	123
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										7,232	(856)
			Net Increase (Decrease) in Net Assets Resulting from Operations							12,451	7,857

Dividends and Distributions to Shareholders
From net investment income										(5,157)	(8,905)
									Total Dividends and Distributions	(5,157)	(8,905)

Capital Share Transactions
Net increase (decrease) in capital share transactions										112,748	(2,082)
							Total Increase (Decrease) in Net Assets			120,042	(3,130)

Net Assets
Beginning of period										224,437	227,567
End of period (including undistributed net investment income as set forth below)										$344,479	$224,437
Undistributed (overdistributed) net investment income (loss)										$94	$406

	Class A	Class B(a)			Class C		Class P		Institutional
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$79,339		N/A		$17,236		$47,343		$2,068
Reinvested	3,768		N/A		276		298		16
Redeemed	(31,135)		N/A		(2,193)		(4,220)		(48)
Net Increase (Decrease)	$51,972		N/A		$15,319		$43,421		$2,036
Shares:
Sold	7,469		N/A		1,619		4,464		193
Reinvested	355		N/A		26		28		1
Redeemed	(2,943)		N/A		(206)		(398)		(4)
Net Increase (Decrease)	4,881		N/A		1,439		4,094		190
Year Ended October 31, 2015(b),(c)
Dollars:
Sold	$52,002		$–		$7,057		$6,986		$140
Reinvested	7,479		2		376		22		1
Redeemed	(72,544)		(392)		(2,909)		(302)		–
Net Increase (Decrease)	$(13,063	) $	(390	) $	4,524		$6,706		$141
Shares:
Sold	4,945		–		670		669		14
Reinvested	712		–		36		2		–
Redeemed	(6,901)		(37)		(276)		(29)		–
Net Increase (Decrease)	(1,244)		(37)		430		642		14

Distributions:
Period Ended April 30, 2016
From net investment income $	(4,296)		N/A		$(319	) $	(526	) $	(16)
From net realized gain on
investments	–		N/A		–		–		–
Total Dividends and Distributions $	(4,296)		N/A		$(319	) $	(526	) $	(16)
Year Ended October 31, 2015(b),(c)
From net investment income $	(8,462	) $	(2)		$(418	) $	(22	) $	(1)
From net realized gain on
investments	–		–		–		–		–
Total Dividends and Distributions $	(8,462	) $	(2)		$(418	) $	(22	) $	(1)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.
(b)	Period from August 24, 2015, date operations commenced, through October 31, 2015 for Class P shares.
(c)	Period from February 27, 2015, date operations commenced, through October 31, 2015 for Institutional class.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											Core Plus Bond Fund

										Period Ended			Year Ended
										April 30, 2016			October 31, 2015
Operations
Net investment income (loss)										$	53,242			$107,330
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements												(24,515)		1,227
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											69,126			(64,994)
			Net Increase (Decrease) in Net Assets Resulting from Operations								97,853			43,563

Dividends and Distributions to Shareholders
From net investment income												(50,487)		(110,080)
							Total Dividends and Distributions					(50,487)		(110,080)

Capital Share Transactions
Net increase (decrease) in capital share transactions											(161,788)			372,519
						Total Increase (Decrease) in Net Assets					(114,422)			306,002

Net Assets
Beginning of period											4,255,561			3,949,559
End of period (including undistributed net investment income as set forth below)											$4,141,139			$4,255,561
Undistributed (overdistributed) net investment income (loss)										$	4,308			$1,553

	Class A		Class B(a)	Class C		Class J	Institutional	R-1	R-2	R-3	R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$4,999		N/A	$2,121	$	5,419	$231,204	$605	$1,359	$2,436	$1,989		$3,305
Reinvested	944		N/A	43		1,636	46,519	49	94	281	222		616
Redeemed	(7,927)		N/A	(742)		(9,902)	(426,770)	(1,168)	(1,248)	(4,296)		(4,603)	(8,973)
Net Increase (Decrease)	$(1,984)		N/A	$1,422	$	(2,847)	$ (149,047) $	(514)	$205	$(1,579)	$(2,392	) $	(5,052)
Shares:
Sold	464		N/A	197		501	21,482	57	128	228	184		309
Reinvested	88		N/A	4		151	4,324	5	9	26	20		58
Redeemed	(737)		N/A	(69)		(916)	(39,575)	(109)	(118)	(404)		(425)	(841)
Net Increase (Decrease)	(185)		N/A	132		(264)	(13,769)	(47)	19	(150)		(221)	(474)
Year Ended October 31, 2015
Dollars:
Sold	$10,738		$10	$1,535	$	11,326	$1,379,269	$1,227	$2,432	$5,568	$6,341		$12,311
Issued in acquisitions	–		–	–		–	44,389	2,471	3,127	9,416	6,309		17,134
Reinvested	2,126		6	83		3,559	101,264	100	219	604	564		1,342

Redeemed	(17,019)		(1,221)	(1,146)		(21,163)	(1,159,262)	(1,880)	(5,348)	(11,782)		(16,229)	(15,901)
Net Increase (Decrease)	$(4,155	) $	(1,205)	$472	$	(6,278)	$ 365,660	$1,918	$430	$3,806	$(3,015	) $	14,886
Shares:
Sold	982		1	141		1,030	126,125	111	226	514	572		1,134
Issued in acquisitions	–		–	–		–	4,050	226	288	864	569		1,571
Reinvested	194		1	7		323	9,264	9	20	56	51		123
Redeemed	(1,560)		(111)	(105)		(1,928)	(106,128)	(172)	(496)	(1,086)		(1,469)	(1,464)
Net Increase (Decrease)	(384)		(109)	43		(575)	33,311	174	38	348		(277)	1,364

Distributions:
Period Ended April 30, 2016
From net investment income $	(979)		N/A	$(48)		$(1,644)	$ (46,554)	$(49)	$(94)	$(281)	$(222	) $	(616)
From net realized gain on
investments	–		N/A	–		–	–	–	–	–	–		–
Total Dividends and Distributions $	(979)		N/A	$(48)		$(1,644)	$ (46,554)	$(49)	$(94)	$(281)	$(222	) $	(616)
Year Ended October 31, 2015
From net investment income $	(2,211	) $	(8)	$(90)		$(3,577)	$ (101,362)	$(100)	$(219)	$(604)	$(565	) $	(1,344)
From net realized gain on
investments	–		–	–		–	–	–	–	–	–		–
Total Dividends and Distributions $	(2,211	) $	(8)	$(90)		$(3,577)	$ (101,362)	$(100)	$(219)	$(604)	$(565	) $	(1,344)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											Diversified International Fund

											Period Ended			Year Ended
											April 30, 2016			October 31, 2015
Operations
Net investment income (loss)											$	50,918		$		94,811
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements												(21,542)				(35,179)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies												(103,993)		(228,050)
			Net Increase (Decrease) in Net Assets Resulting from Operations									(74,617)		(168,418)

Dividends and Distributions to Shareholders
From net investment income												(89,275)				(78,901)
							Total Dividends and Distributions					(89,275)				(78,901)

Capital Share Transactions
Net increase (decrease) in capital share transactions												931,957		910,515
						Total Increase (Decrease) in Net Assets						768,065		663,196

Net Assets
Beginning of period												6,177,837		5,514,641
End of period (including undistributed net investment income as set forth below)												$6,945,902		$6,177,837
Undistributed (overdistributed) net investment income (loss)											$	34,776		$		73,133
	Class A		Class B(a)	Class C	Class J		Class P	Institutional	R-1		R-2	R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$6,760		N/A	$1,626	$5,372		$1,005	$1,120,119	$281		$828	$2,240		$2,140		$4,215
Reinvested	2,018		N/A	47	1,951		47	83,349	28		39	314		379		816
Redeemed	(14,290)		N/A	(1,304)		(10,969)	(870)	(250,610)	(729)		(655)	(5,942)		(4,614)		(11,634)
Net Increase (Decrease)	$(5,512)		N/A	$369	$(3,646	) $	182	$952,858	$(420	) $	212	$(3,388	) $	(2,095	) $	(6,603)
Shares:
Sold	619		N/A	147	492		92	103,008	26		78	204		192		388
Reinvested	179		N/A	4	175		4	7,429	2		3	28		33		72
Redeemed	(1,308)		N/A	(119)		(1,017)	(79)	(22,721)	(67)		(59)	(546)		(415)		(1,040)
Net Increase (Decrease)	(510)		N/A	32		(350)	17	87,716	(39)		22	(314)		(190)		(580)
Year Ended October 31, 2015
Dollars:
Sold	$25,724		$38	$4,203	$16,153		$1,856	$1,952,349	$823		$980	$5,876		$10,398		$12,811
Reinvested	2,335		–	30	2,193		58	71,970	34		71	445		450		974

Redeemed	(32,336)		(3,857)	(2,408)		(30,601)	(2,235)	(1,070,417)	(1,369)		(3,663)	(18,052)		(14,028)		(20,290)
Net Increase (Decrease)	$(4,277	) $	(3,819)	$1,825	$(12,255	) $	(321)	$ 953,902	$(512	) $	(2,612)	$ (11,731) $		(3,180)		$(6,505)
Shares:
Sold	2,160		3	349	1,365		158	163,868	69		83	500		854		1,084
Reinvested	202		–	3	192		5	6,258	3		6	38		39		84
Redeemed	(2,733)		(318)	(205)		(2,620)	(192)	(92,279)	(117)		(313)	(1,542)		(1,198)		(1,728)
Net Increase (Decrease)	(371)		(315)	147		(1,063)	(29)	77,847	(45)		(224)	(1,004)		(305)		(560)

Distributions:
Period Ended April 30, 2016
From net investment income $	(2,269)		N/A	$(49)	$(1,953	) $	(51) $	(83,377)	$(28	) $	(39)	$(314)		$(379)		$(816)
From net realized gain on
investments	–		N/A	–	–		–	–	–		–	–		–		–
Total Dividends and Distributions $	(2,269)		N/A	$(49)	$(1,953	) $	(51) $	(83,377)	$(28	) $	(39)	$(314)		$(379)		$(816)
Year Ended October 31, 2015
From net investment income $	(2,626	) $	–	$(31)	$(2,194	) $	(72) $	(72,004)	$(34	) $	(71)	$(445)		$(450)		$(974)
From net realized gain on
investments	–		–	–	–		–	–	–		–	–		–		–
Total Dividends and Distributions $	(2,626	) $	–	$(31)	$(2,194	) $	(72) $	(72,004)	$(34	) $	(71)	$(445)		$(450)		$(974)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											Equity Income Fund

										Period Ended			Year Ended
										April 30, 2016			October 31, 2015
Operations
Net investment income (loss)										$		65,192		$133,516
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements												23,662		335,261
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies												(2,545)		(444,655)
		Net Increase (Decrease) in Net Assets Resulting from Operations										86,309		24,122

Dividends and Distributions to Shareholders
From net investment income												(62,535)		(126,046)
						Total Dividends and Distributions						(62,535)		(126,046)

Capital Share Transactions
Net increase (decrease) in capital share transactions											(109,958)			(403,730)
				Total Increase (Decrease) in Net Assets								(86,184)		(505,654)

Net Assets
Beginning of period											5,478,309			5,983,963
End of period (including undistributed net investment income as set forth below)											$5,392,125			$5,478,309
Undistributed (overdistributed) net investment income (loss)										$		35,079		$32,422
	Class A	Class B(a)	Class C	Class P		Institutional	R-1	R-2		R-3		R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$33,687	N/A	$9,178	$15,417		$ 240,661	$227	$808		$2,450		$2,735	$7,553
Reinvested	9,083	N/A	1,102	1,287		47,637	19	31		613		580	1,408
Redeemed	(85,304)	N/A	(15,900)	(17,469)		(273,357)	(1,285)	(909)		(8,514)		(6,730)	(74,966)
Net Increase (Decrease)	$(42,534)	N/A	$(5,620)	$(765	) $	14,941	$(1,039)	$(70	) $	(5,451	) $	(3,415)	$(66,005)
Shares:
Sold	1,341	N/A	372	619		9,569	9	32		99		111	303
Reinvested	358	N/A	45	51		1,877	1	1		24		23	56
Redeemed	(3,439)	N/A	(656)	(703)		(10,835)	(52)	(36)		(343)		(269)	(2,982)
Net Increase (Decrease)	(1,740)	N/A	(239)	(33)		611	(42)	(3)		(220)		(135)	(2,623)
Year Ended October 31, 2015
Dollars:
Sold	$111,135	$96	$28,651	$32,398		$ 626,047	$813	$1,394		$7,204		$14,540	$19,274
Reinvested	18,390	77	2,082	2,530		95,201	49	74		1,277		1,131	3,480

Redeemed	(160,016)	(32,731)	(28,889)	(37,090)		(1,051,885)	(760)	(2,832)		(19,916)		(12,386)	(23,068)
Net Increase (Decrease)	$(30,491)	$ (32,558)	$1,844	$(2,162)		$ (330,637)	$102	$(1,364)		$(11,435)		$3,285	$(314)
Shares:
Sold	4,171	3	1,108	1,225		23,485	31	53		273		549	732
Reinvested	709	3	82	98		3,667	2	3		49		44	134
Redeemed	(6,082)	(1,213)	(1,122)	(1,413)		(39,814)	(29)	(108)		(754)		(474)	(866)
Net Increase (Decrease)	(1,202)	(1,207)	68	(90)		(12,662)	4	(52)		(432)		119	–

Distributions:
Period Ended April 30, 2016
From net investment income $	(9,448)	N/A	$(1,292)	$(1,465)		$ (47,663)	$(19)	$(47	) $	(613)		$(580)	$(1,408)
From net realized gain on
investments	–	N/A	–	–		–	–	–		–		–	–
Total Dividends and Distributions $	(9,448)	N/A	$(1,292)	$(1,465)		$ (47,663)	$(19)	$(47	) $	(613)		$(580)	$(1,408)
Year Ended October 31, 2015
From net investment income	$ (19,095) $	(78)	$(2,458)	$(2,943)		$ (95,434)	$(49)	$(101	) $	(1,277)		$(1,131)	$(3,480)
From net realized gain on
investments	–	–	–	–		–	–	–		–		–	–
Total Dividends and Distributions	$ (19,095) $	(78)	$(2,458)	$(2,943)		$ (95,434)	$(49)	$(101	) $	(1,277)		$(1,131)	$(3,480)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands					Global Diversified Income Fund

					Period Ended	Year Ended
					April 30, 2016	October 31, 2015
Operations
Net investment income (loss)					$289,611	$510,947
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements					(301,672)	(84,228)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies					114,156	(618,635)
		Net Increase (Decrease) in Net Assets Resulting from Operations			102,095	(191,916)

Dividends and Distributions to Shareholders
From net investment income					(320,577)	(472,424)
From net realized gain on investments					–	(239,376)
				Total Dividends and Distributions	(320,577)	(711,800)

Capital Share Transactions
Net increase (decrease) in capital share transactions					(584,012)	2,331,799
				Total Increase (Decrease) in Net Assets	(802,494)	1,428,083

Net Assets
Beginning of period					11,375,317	9,947,234
End of period (including undistributed net investment income as set forth below)					$10,572,823	$11,375,317
Undistributed (overdistributed) net investment income (loss)					$88,559	$119,525
	Class A	Class C	Class P	Institutional
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$191,643	$114,732	$400,187	$425,294
Reinvested	55,880	51,448	60,528	104,707
Redeemed	(501,864)	(338,234)	(795,784)	(352,549)
Net Increase (Decrease)	$(254,341)	$ (172,054)	$ (335,069)	$ 177,452
Shares:
Sold	14,670	8,798	30,751	32,526
Reinvested	4,272	3,957	4,651	8,036
Redeemed	(38,394)	(26,004)	(61,289)	(27,083)
Net Increase (Decrease)	(19,452)	(13,249)	(25,887)	13,479
Year Ended October 31, 2015
Dollars:
Sold	$649,916	$490,528	$1,206,340	$ 2,634,540
Reinvested	143,314	126,149	145,684	170,167

Redeemed	(702,951)	(476,761)	(1,459,577)	(595,550)
Net Increase (Decrease)	$90,279	$139,916	$(107,553)	$ 2,209,157
Shares:
Sold	45,982	34,888	85,866	185,335
Reinvested	10,256	9,079	10,476	12,249
Redeemed	(50,147)	(34,227)	(103,197)	(42,617)
Net Increase (Decrease)	6,091	9,740	(6,855)	154,967

Distributions:
Period Ended April 30, 2016
From net investment income	$ (64,025)	$ (66,634)	$ (84,215)	$ (105,703)
From net realized gain on
investments	–	–	–	–
Total Dividends and Distributions	$ (64,025)	$ (66,634)	$ (84,215)	$ (105,703)
Year Ended October 31, 2015
From net investment income	$ (106,393)	$ (99,212)	$ (139,160)	$ (127,659)
From net realized gain on
investments	(58,492)	(66,073)	(69,782)	(45,029)
Total Dividends and Distributions	$ (164,885)	$ (165,285)	$ (208,942)	$ (172,688)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										Global Real Estate Securities Fund

										Period Ended		Year Ended
										April 30, 2016		October 31, 2015
Operations
Net investment income (loss)											$36,741	$40,948
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											24,145	98,185
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											(21,889)	(38,049)
		Net Increase (Decrease) in Net Assets Resulting from Operations									38,997	101,084

Dividends and Distributions to Shareholders
From net investment income											(53,698)	(73,436)
From net realized gain on investments											(52,959)	(14,594)
							Total Dividends and Distributions				(106,657)	(88,030)

Capital Share Transactions
Net increase (decrease) in capital share transactions											123,797	606,405
					Total Increase (Decrease) in Net Assets						56,137	619,459

Net Assets
Beginning of period											2,954,677	2,335,218
End of period (including undistributed net investment income as set forth below)											$3,010,814	$2,954,677
Undistributed (overdistributed) net investment income (loss)											$(25,826)	$(8,869)

	Class A	Class C		Class P	Institutional		R-3	R-4	R-5	R-6
Capital Share Transactions:
Period Ended April 30, 2016(a)
Dollars:
Sold	$51,963	$6,395		$69,060	$304,378		$10	$10	$10	$515
Reinvested	4,934	1,766		6,544	84,229		–	–	–	7
Redeemed	(29,077)	(9,612)		(59,699)	(307,597)		–	–	–	(39)
Net Increase (Decrease)	$27,820	$(1,451	) $	15,905	$81,010		$10	$10	$10	$483
Shares:
Sold	6,253	789		7,872	34,525		1	1	1	58
Reinvested	585	216		728	9,349		–	–	–	1
Redeemed	(3,594)	(1,191)		(6,883)	(34,436)		–	–	–	(5)
Net Increase (Decrease)	3,244	(186)		1,717	9,438		1	1	1	54
Year Ended October 31, 2015(b)
Dollars:
Sold	$97,992	$23,206	$183,916		$956,233		N/A	N/A	N/A	$41
Reinvested	3,317	1,311		3,380	73,723		N/A	N/A	N/A	–
Redeemed	(56,691)	(11,857)		(70,200)	(597,964)		N/A	N/A	N/A	(2)
Net Increase (Decrease)	$44,618	$12,660	$117,096		$431,992		N/A	N/A	N/A	$39
Shares:
Sold	11,199	2,700		19,853	102,278		N/A	N/A	N/A	4
Reinvested	379	153		364	7,926		N/A	N/A	N/A	–
Redeemed	(6,524)	(1,397)		(7,682)	(63,765)		N/A	N/A	N/A	–
Net Increase (Decrease)	5,054	1,456		12,535	46,439		N/A	N/A	N/A	4

Distributions:
Period Ended April 30, 2016(a)
From net investment income $	(2,709)	$(780)		$(4,022)	$ (46,183)		$–	$–	$–	$(4)
From net realized gain on
investments	(2,833)	(1,096)		(4,045)	(44,982)		–	–	–	(3)
Total Dividends and Distributions $	(5,542)	$(1,876)		$(8,067)	$ (91,165)	$	– $	–	$–	$(7)
Year Ended October 31, 2015(b)
From net investment income $	(2,966)	$(1,074)		$(3,465)	$ (65,931)		N/A	N/A	N/A	$–
From net realized gain on
investments	(655)	(311)		(657)	(12,971)		N/A	N/A	N/A	–
Total Dividends and Distributions $	(3,621)	$(1,385)		$(4,122)	$ (78,902)		N/A	N/A	N/A	$–

(a)	Period from March 1, 2016, date operations commenced, through April 30, 2016 for R-3, R-4, and R-5 shares.
(b)	Period from November 25, 2014, date operations commenced, through October 31, 2015 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

									Government & High
Amounts in thousands										Quality Bond Fund

								Period Ended		Year Ended
								April 30, 2016		October 31, 2015
Operations
Net investment income (loss)								$	22,105	$	36,947
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									35		8,348
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									6,208		(15,228)
		Net Increase (Decrease) in Net Assets Resulting from Operations							28,348		30,067

Dividends and Distributions to Shareholders
From net investment income									(27,933)		(44,238)
					Total Dividends and Distributions				(27,933)		(44,238)

Capital Share Transactions
Net increase (decrease) in capital share transactions									43,870		(101,028)
				Total Increase (Decrease) in Net Assets					44,285		(115,199)

Net Assets
Beginning of period									1,549,483	1,664,682
End of period (including undistributed net investment income as set forth below)									$1,593,768	$1,549,483
Undistributed (overdistributed) net investment income (loss)								$	(8,279)	$	(2,451)
	Class A	Class B(a)	Class C	Class J	Class P	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$43,888	N/A	$12,308	$18,468	$6,380	$40,719	$561	$6,474	$3,699	$3,029	$4,936
Reinvested	4,931	N/A	705	2,322	142	18,475	39	59	264	179	405
Redeemed	(26,454)	N/A	(7,636)	(13,034)	(1,722)	(59,847)	(440)	(2,678)	(4,773)	(2,869)	(4,660)
Net Increase (Decrease)	$22,365	N/A	$5,377	$7,756	$4,800	$(653)	$160	$3,855	$(810)	$339	$681
Shares:
Sold	4,024	N/A	1,129	1,691	583	3,732	51	593	339	278	452
Reinvested	452	N/A	65	213	13	1,694	4	6	24	16	37
Redeemed	(2,428)	N/A	(702)	(1,194)	(157)	(5,486)	(40)	(246)	(438)	(263)	(427)
Net Increase (Decrease)	2,048	N/A	492	710	439	(60)	15	353	(75)	31	62
Year Ended October 31, 2015
Dollars:
Sold	$35,344	$10	$8,308	$19,937	$3,854	$118,536	$508	$3,705	$5,617	$5,386	$8,197
Reinvested	7,794	15	1,022	3,495	195	29,723	59	105	414	294	618
Redeemed	(65,788)	(3,957)	(13,978)	(24,557)	(3,060)	(224,217)	(318)	(1,174)	(4,986)	(6,083)	(6,046)
Net Increase (Decrease)	$(22,650)	$(3,932)	$(4,648)	$(1,125)	$989	$(75,958)	$249	$2,636	$1,045	$(403)	$2,769
Shares:
Sold	3,205	1	754	1,807	348	10,702	46	337	509	487	743
Reinvested	707	1	93	316	17	2,694	5	9	37	27	56
Redeemed	(5,962)	(358)	(1,268)	(2,223)	(277)	(20,284)	(29)	(106)	(451)	(552)	(547)
Net Increase (Decrease)	(2,050)	(356)	(421)	(100)	88	(6,888)	22	240	95	(38)	252

Distributions:
Period Ended April 30, 2016
From net investment income $	(5,171)	N/A	$(738)	$(2,345)	$(174)	$ (18,478)	$(39)	$(139)	$(265)	$(179)	$(405)
From net realized gain on
investments	–	N/A	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(5,171)	N/A	$(738)	$(2,345)	$(174)	$ (18,478)	$(39)	$(139)	$(265)	$(179)	$(405)
Year Ended October 31, 2015
From net investment income $	(8,165)	$(19)	$(1,066)	$(3,531)	$(225)	$ (29,723)	$(59)	$(122)	$(415)	$(294)	$(619)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(8,165)	$(19)	$(1,066)	$(3,531)	$(225)	$ (29,723)	$(59)	$(122)	$(415)	$(294)	$(619)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands						High Yield Fund

						Period Ended	Year Ended
						April 30, 2016	October 31, 2015
Operations
Net investment income (loss)						$98,960	$201,798
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements						(97,569)	(4,725)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies						17,776	(230,302)
		Net Increase (Decrease) in Net Assets Resulting from Operations				19,167	(33,229)

Dividends and Distributions to Shareholders
From net investment income						(110,285)	(204,785)
From net realized gain on investments						–	(40,031)
					Total Dividends and Distributions	(110,285)	(244,816)

Capital Share Transactions
Net increase (decrease) in capital share transactions						(121,659)	149,831
				Total Increase (Decrease) in Net Assets		(212,777)	(128,214)

Net Assets
Beginning of period						3,634,292	3,762,506
End of period (including undistributed net investment income as set forth below)						$3,421,515	$3,634,292
Undistributed (overdistributed) net investment income (loss)						$(12,760)	$(1,435)

	Class A	Class B(a)	Class C	Class P	Institutional
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$191,116	N/A	$21,582	$ 147,138	$365,215
Reinvested	26,583	N/A	9,456	14,706	51,249
Redeemed	(328,028)	N/A	(59,344)	(175,472)	(385,860)
Net Increase (Decrease)	$(110,329)	N/A	$(28,306)	$ (13,628)	$30,604
Shares:
Sold	28,080	N/A	3,169	21,730	53,917
Reinvested	3,907	N/A	1,379	2,162	7,586
Redeemed	(48,107)	N/A	(8,682)	(25,861)	(57,024)
Net Increase (Decrease)	(16,120)	N/A	(4,134)	(1,969)	4,479
Year Ended October 31, 2015
Dollars:
Sold	$794,562	$109	$43,242	$ 207,586	$1,395,785
Reinvested	70,817	478	22,572	43,047	87,903
Redeemed	(928,674)	(24,509)	(119,173)	(709,207)	(734,707)
Net Increase (Decrease)	$(63,295)	$ (23,922)	$ (53,359)	$ (458,574)	$ 748,981
Shares:
Sold	106,410	15	5,777	28,034	188,570
Reinvested	9,593	64	3,035	5,819	12,022
Redeemed	(125,461)	(3,248)	(15,949)	(94,601)	(99,496)
Net Increase (Decrease)	(9,458)	(3,169)	(7,137)	(60,748)	101,096

Distributions:
Period Ended April 30, 2016
From net investment income	$ (28,947)	N/A	$(11,085)	$ (17,024)	$ (53,229)
From net realized gain on
investments	–	N/A	–	–	–
Total Dividends and Distributions	$ (28,947)	N/A	$(11,085) $	(17,024)	$ (53,229)
Year Ended October 31, 2015
From net investment income	$ (62,808) $	(356)	$ (21,448)	$ (40,699)	$ (79,474)
From net realized gain on
investments	(13,383)	(243)	(5,198)	(8,484)	(12,723)
Total Dividends and Distributions	$ (76,191) $	(599)	$ (26,646)	$ (49,183)	$ (92,197)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands			High Yield Fund I

			Period Ended	Year Ended
			April 30, 2016	October 31, 2015
Operations
Net investment income (loss)			$24,766	$68,838
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			(30,021)	(19,909)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			18,571	(60,818)
		Net Increase (Decrease) in Net Assets Resulting from Operations	13,316	(11,889)

Dividends and Distributions to Shareholders
From net investment income			(24,861)	(69,085)
From net realized gain on investments			–	(13,688)
		Total Dividends and Distributions	(24,861)	(82,773)

Capital Share Transactions
Net increase (decrease) in capital share transactions			20,220	(821,406)
		Total Increase (Decrease) in Net Assets	8,675	(916,068)

Net Assets
Beginning of period			876,363	1,792,431
End of period (including undistributed net investment income as set forth below)			$885,038	$876,363
Undistributed (overdistributed) net investment income (loss)			$349	$444
	Class A	Institutional
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$942	$81,341
Reinvested	102	24,638
Redeemed	(938)	(85,865)
Net Increase (Decrease)	$106	$20,114
Shares:
Sold	103	8,896
Reinvested	11	2,678
Redeemed	(102)	(9,357)
Net Increase (Decrease)	12	2,217
Year Ended October 31, 2015
Dollars:
Sold	$112,883	$ 342,290
Reinvested	1,777	78,410

Redeemed	(109,862)	(1,246,904)
Net Increase (Decrease)	$4,798	$ (826,204)
Shares:
Sold	10,953	33,655
Reinvested	175	7,788
Redeemed	(10,968)	(121,595)
Net Increase (Decrease)	160	(80,152)

Distributions:
Period Ended April 30, 2016
From net investment income$	(103)	$ (24,758)
From net realized gain on
investments	–	–
Total Dividends and Distributions$	(103)	$ (24,758)
Year Ended October 31, 2015
From net investment income$	(1,608)	$ (67,477)
From net realized gain on
investments	(174)	(13,514)
Total Dividends and Distributions$	(1,782)	$ (80,991)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands												Income Fund

											Period Ended			Year Ended
											April 30, 2016			October 31, 2015
Operations
Net investment income (loss)											$50,280			$95,348
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											(3,776)			18,125
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											24,451			(102,832)
		Net Increase (Decrease) in Net Assets Resulting from Operations									70,955			10,641

Dividends and Distributions to Shareholders
From net investment income											(60,108)			(100,635)
						Total Dividends and Distributions					(60,108)			(100,635)

Capital Share Transactions
Net increase (decrease) in capital share transactions											50,650			393,642
						Total Increase (Decrease) in Net Assets					61,497			303,648

Net Assets
Beginning of period											3,147,643			2,843,995
End of period (including undistributed net investment income as set forth below)											$3,209,140			$3,147,643
Undistributed (overdistributed) net investment income (loss)											$(16,930)			$	(7,102)
	Class A	Class B(a)	Class C		Class J	Class P	Institutional	R-1		R-2	R-3	R-4		R-5	R-6
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$21,730	N/A $	7,757		$9,039	$13,804	$ 124,114	$1,453		$522	$2,713	$4,236		$7,271	$245
Reinvested	4,392	N/A	813		1,638	323	50,274	245		41	540	433		853	121
Redeemed	(29,910)	N/A	(7,958)		(10,404)	(6,541)	(130,152)	(906)		(247)	(4,279)	(2,656)		(8,211)	(643)
Net Increase (Decrease)	$(3,788)	N/A $	612		$273	$7,586	$ 44,236	$792		$316	$(1,026)	$2,013		$(87)	$(277)
Shares:
Sold	2,323	N/A	825		963	1,480	13,230	155		56	289	452		776	26
Reinvested	469	N/A	87		175	34	5,357	26		4	58	46		91	13
Redeemed	(3,195)	N/A	(846)		(1,110)	(698)	(13,881)	(96)		(26)	(455)	(282)		(880)	(69)
Net Increase (Decrease)	(403)	N/A	66		28	816	4,706	85		34	(108)	216		(13)	(30)
Year Ended October 31, 2015
Dollars:
Sold	$55,391	$29	$13,872		$22,258	$22,138	$ 464,692	$7,081		$822	$13,091	$9,645		$22,562	$7,623
Reinvested	7,728	29	1,355		2,790	548	84,029	339		59	878	741		1,385	92
Redeemed	(63,070)	(6,253)	(14,004)		(23,465)	(26,451)	(188,039)	(1,563)		(200)	(4,414)	(7,715)		(9,365)	(996)
Net Increase (Decrease)	$49	$(6,195)	$1,223		$1,583	$(3,765)	$ 360,682	$5,857		$681	$9,555	$2,671		$14,582	$6,719
Shares:
Sold	5,722	3	1,424		2,292	2,276	47,832	729		83	1,342	990		2,314	782
Reinvested	799	3	139		288	57	8,669	35		6	90	76		143	10
Redeemed	(6,518)	(639)	(1,442)		(2,423)	(2,727)	(19,456)	(162)		(20)	(456)	(798)		(971)	(104)
Net Increase (Decrease)	3	(633)	121		157	(394)	37,045	602		69	976	268		1,486	688

Distributions:
Period Ended April 30, 2016
From net investment
income	$(4,602)	N/A $	(871	)$	(1,658)	$(456)	$ (50,280)	$(245	)$	(48)	$(540)	$(433	)$	(854)	$(121)
From net realized gain on
investments	–	N/A	–		–	–	–	–		–	–	–		–	–
Total Dividends and
Distributions	$(4,602)	N/A $	(871	)$	(1,658)	(456)	$ (50,280)	$(245	)$	(48)	$(540)	$(433	)$	(854)	$(121)
Year Ended October 31, 2015
From net investment
income	$(8,088)	$(38)	$(1,446	)$	(2,825)	$(695)	$ (84,036)	$(339	)$	(70)	$(878)	$(741	)$	(1,387)	$(92)
From net realized gain on
investments	–	–	–		–	–	–	–		–	–	–		–	–
Total Dividends and
Distributions	$(8,088)	$(38)	$(1,446	)$	(2,825)	(695)	$ (84,036)	$(339	)$	(70)	$(878)	$(741	)$	(1,387)	$(92)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									Inflation Protection Fund

									Period Ended		Year Ended
									April 30, 2016		October 31, 2015
Operations
Net investment income (loss)									$	(8,787)	$5,708
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										(17,975)	(6,628)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										78,442	(35,813)
		Net Increase (Decrease) in Net Assets Resulting from Operations								51,680	(36,733)

Dividends and Distributions to Shareholders
From net investment income										(13,459)	(17,061)
					Total Dividends and Distributions					(13,459)	(17,061)

Capital Share Transactions
Net increase (decrease) in capital share transactions										56,771	634,119
				Total Increase (Decrease) in Net Assets						94,992	580,325

Net Assets
Beginning of period										1,645,325	1,065,000
End of period (including undistributed net investment income as set forth below)										$1,740,317	$1,645,325
Undistributed (overdistributed) net investment income (loss)									$	(10,266)	$11,980

	Class A	Class C	Class J	Institutional	R-1	R-2		R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$827	$417	$1,055	$142,032	$115	$81		$602	$543	$745
Reinvested	86	18	48	13,197	4	4		34	16	33
Redeemed	(1,640)	(561)	(899)	(98,450)	(70)	(126)		(422)	(421)	(497)
Net Increase (Decrease)	$(727)	$(126)	$204	$56,779	$49	$(41	) $	214	$138	$281
Shares:
Sold	100	53	130	17,004	14	10		75	66	91
Reinvested	11	2	6	1,607	1	1		4	2	4
Redeemed	(199)	(71)	(112)	(11,856)	(9)	(16)		(52)	(51)	(61)
Net Increase (Decrease)	(88)	(16)	24	6,755	6	(5)		27	17	34
Year Ended October 31, 2015
Dollars:
Sold	$11,423	$792	$1,880	$814,849	$176	$232		$1,508	$1,147	$2,719
Reinvested	175	39	101	16,564	8	7		73	25	52
Redeemed	(12,684)	(1,039)	(2,821)	(194,867)	(367)	(260)		(2,326)	(1,149)	(2,138)
Net Increase (Decrease)	$(1,086)	$(208)	$(840)	$ 636,546	$(183)	$(21	) $	(745)	$23	$633
Shares:
Sold	1,339	97	227	95,267	22	28		181	137	324
Reinvested	21	5	12	1,962	1	1		9	3	6
Redeemed	(1,507)	(127)	(339)	(22,883)	(44)	(32)		(280)	(137)	(256)
Net Increase (Decrease)	(147)	(25)	(100)	74,346	(21)	(3)		(90)	3	74

Distributions:
Period Ended April 30, 2016
From net investment income $	(93)	$(20)	$(48)	$(13,207)	$(4)	$(4	) $	(34)	$(16)	$(33)
From net realized gain on
investments	–	–	–	–	–	–		–	–	–
Total Dividends and Distributions $	(93)	$(20)	$(48)	$(13,207)	$(4)	$(4	) $	(34)	$(16)	$(33)
Year Ended October 31, 2015
From net investment income $	(186)	$(45)	$(101)	$ (16,564)	$(8)	$(7	) $	(73)	$(25)	$(52)
From net realized gain on
investments	–	–	–	–	–	–		–	–	–
Total Dividends and Distributions $	(186)	$(45)	$(101)	$ (16,564)	$(8)	$(7	) $	(73)	$(25)	$(52)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										International Emerging Markets Fund

										Period Ended		Year Ended
										April 30, 2016		October 31, 2015
Operations
Net investment income (loss)											$2,691		$16,334
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										(105,960)			(35,751)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											73,231	(162,669)
		Net Increase (Decrease) in Net Assets Resulting from Operations									(30,038)	(182,086)

Dividends and Distributions to Shareholders
From net investment income											(9,038)		(31,011)
					Total Dividends and Distributions						(9,038)		(31,011)

Capital Share Transactions
Net increase (decrease) in capital share transactions											(69,398)	(659,956)
					Total Increase (Decrease) in Net Assets					(108,474)		(873,053)

Net Assets
Beginning of period										1,186,303		2,059,356
End of period (including undistributed net investment income as set forth below)										$1,077,829		$1,186,303
Undistributed (overdistributed) net investment income (loss)											$458		$6,805

	Class A	Class B(a)	Class C	Class J	Class P	Institutional		R-1		R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$3,191	N/A	$660	$3,336	$529	$83,848		$259		$553	$1,470	$1,046	$2,447
Reinvested	234	N/A	–	409	8	8,193		–		–	24	30	128
Redeemed	(6,430)	N/A	(924)	(7,381)	(274)	(149,394)		(419)		(1,050)	(1,446)	(1,709)	(6,736)
Net Increase (Decrease)	$(3,005)	N/A	$(264)	$(3,636)	$263	$(57,353)		$(160	) $	(497)	$48	$(633)	$(4,161)
Shares:
Sold	159	N/A	35	173	27	4,326		12		29	75	53	126
Reinvested	11	N/A	–	21	–	409		–		–	1	1	6
Redeemed	(326)	N/A	(49)	(385)	(14)	(7,378)		(21)		(52)	(72)	(86)	(346)
Net Increase (Decrease)	(156)	N/A	(14)	(191)	13	(2,643)		(9)		(23)	4	(32)	(214)
Year Ended October 31, 2015
Dollars:
Sold	$13,865	$12	$1,895	$11,746	$1,151	$364,971		$649		$1,075	$3,185	$3,815	$7,657
Reinvested	983	–	25	1,604	24	27,544		25		48	140	180	400

Redeemed	(15,343)	(3,363)	(1,809)	(24,716)	(1,654)	(1,026,519)		(819)		(2,539)	(5,339)	(7,542)	(11,307)
Net Increase (Decrease)	$(495)	$(3,351)	$111	$(11,366)	$(479)	$ (634,004)		$(145	) $	(1,416)	$(2,014)	$(3,547)	$(3,250)
Shares:
Sold	580	1	83	508	48	15,618		28		46	135	161	333
Reinvested	42	–	1	71	1	1,186		1		2	6	8	17
Redeemed	(655)	(148)	(80)	(1,093)	(70)	(42,594)		(36)		(108)	(230)	(329)	(485)
Net Increase (Decrease)	(33)	(147)	4	(514)	(21)	(25,790)		(7)		(60)	(89)	(160)	(135)

Distributions:
Period Ended April 30, 2016
From net investment income $	(237)	N/A $	– $	(409)	$(8)	$(8,202)	$	– $		– $	(24)	$(30)	$(128)
From net realized gain on
investments	–	N/A	–	–	–	–		–		–	–	–	–
Total Dividends and Distributions $	(237)	N/A $	– $	(409)	$(8)	$(8,202)	$	– $		– $	(24)	$(30)	$(128)
Year Ended October 31, 2015
From net investment income $	(1,001)	$–	$(26)	$(1,605)	$(26) $	(27,560)		$(25	) $	(48)	$(140)	$(180)	$(400)
From net realized gain on
investments	–	–	–	–	–	–		–		–	–	–	–
Total Dividends and Distributions $	(1,001)	$–	$(26)	$(1,605)	$(26) $	(27,560)		$(25	) $	(48)	$(140)	$(180)	$(400)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands																International Fund I

															Period Ended		Year Ended
															April 30, 2016		October 31, 2015
Operations
Net investment income (loss)																$1,505	$4,025
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements																(15,953)	(21,253)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies																(9,708)	20,621
			Net Increase (Decrease) in Net Assets Resulting from Operations													(24,156)	3,393

Dividends and Distributions to Shareholders
From net investment income																(2,980)	(7,847)
									Total Dividends and Distributions							(2,980)	(7,847)

Capital Share Transactions
Net increase (decrease) in capital share transactions																33,095	12,759
							Total Increase (Decrease) in Net Assets									5,959	8,305

Net Assets
Beginning of period																380,851	372,546
End of period (including undistributed net investment income as set forth below)																$386,810	$380,851
Undistributed (overdistributed) net investment income (loss)																$1,324	$2,799

	Class A		Class P		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$4,230		$39,836		$15,146		$281		$463		$1,387		$296		$1,623
Reinvested	53		462		2,396		–		–		10		13		46
Redeemed	(3,933)		(2,734)		(16,936)		(516)		(1,025)		(686)		(285)		(7,032)
Net Increase (Decrease)	$350		$37,564		$606		$(235	) $	(562	) $	711		$24		$(5,363)
Shares:
Sold	315		3,118		1,182		22		37		109		24		126
Reinvested	4		35		181		–		–		1		1		4
Redeemed	(318)		(221)		(1,351)		(42)		(78)		(55)		(23)		(541)
Net Increase (Decrease)	1		2,932		12		(20)		(41)		55		2		(411)
Year Ended October 31, 2015
Dollars:
Sold	$5,708		$35,660		$31,361		$803		$1,111		$1,351		$1,236		$3,571
Reinvested	19		5		7,340		58		40		78		117		189
Redeemed	(953)		(423)		(63,388)		(1,383)		(963)		(2,006)		(3,412)		(3,360)
Net Increase (Decrease)	$4,774		$35,242		$ (24,687)		$(522	) $	188		$(577	) $	(2,059	) $	400
Shares:
Sold	404		2,593		2,227		58		79		97		91		264
Reinvested	1		1		552		4		3		6		9		14
Redeemed	(68)		(33)		(4,631)		(102)		(71)		(146)		(249)		(242)
Net Increase (Decrease)	337		2,561		(1,852)		(40)		11		(43)		(149)		36

Distributions:
Period Ended April 30, 2016
From net investment income $	(53	) $	(462	) $	(2,396)	$	– $		–		$(10	) $	(13	) $	(46)
From net realized gain on
investments	–		–		–		–		–		–		–		–
Total Dividends and Distributions $	(53	) $	(462	) $	(2,396)	$	– $		– $		(10	) $	(13	) $	(46)
Year Ended October 31, 2015
From net investment income $	(19	) $	(5	) $	(7,341)		$(58	) $	(40)		$(78	) $	(117	) $	(189)
From net realized gain on
investments	–		–		–		–		–		–		–		–
Total Dividends and Distributions $	(19	) $	(5	) $	(7,341)		$(58	) $	(40)		$(78	) $	(117	) $	(189)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										LargeCap Growth Fund

										Period Ended		Year Ended
										April 30, 2016		October 31, 2015
Operations
Net investment income (loss)											$5,195	$	5,555
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										166,749			341,289
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										(319,256)			(139,895)
		Net Increase (Decrease) in Net Assets Resulting from Operations								(147,312)			206,949

Dividends and Distributions to Shareholders
From net investment income											(6,377)		(4,548)
From net realized gain on investments										(279,032)			(354,865)
						Total Dividends and Distributions				(285,409)			(359,413)

Capital Share Transactions
Net increase (decrease) in capital share transactions											39,678		(287,199)
				Total Increase (Decrease) in Net Assets						(393,043)			(439,663)

Net Assets
Beginning of period										2,942,498		3,382,161
End of period (including undistributed net investment income as set forth below)										$2,549,455		$2,942,498
Undistributed (overdistributed) net investment income (loss)											$2,488	$	3,670

	Class A	Class B(a)	Class C	Class J		Class P	Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$9,040	N/A	$3,116	$5,750		$1,097	$58,083		$209	$461	$1,049	$671	$4,674
Reinvested	36,599	N/A	1,760	7,268		1,011	227,564		591	333	1,757	1,382	5,952
Redeemed	(22,323)	N/A	(3,062)	(8,364)		(2,026)	(272,710)		(934)	(2,429)	(1,712)	(3,583)	(11,546)
Net Increase (Decrease)	$23,316	N/A	$1,814	$4,654		$82	$12,937		$(134)	$(1,635)	$1,094	$(1,530)	$(920)
Shares:
Sold	927	N/A	347	631		108	5,825		23	47	102	64	441
Reinvested	3,712	N/A	196	783		99	22,099		62	35	167	132	574
Redeemed	(2,321)	N/A	(349)	(936)		(203)	(27,132)		(104)	(238)	(166)	(349)	(1,099)
Net Increase (Decrease)	2,318	N/A	194	478		4	792		(19)	(156)	103	(153)	(84)
Year Ended October 31, 2015
Dollars:
Sold	$23,057	$21	$5,251	$18,150		$4,590	$360,232		$830	$1,353	$4,547	$5,902	$6,042
Reinvested	38,756	648	1,554	7,185		1,030	296,834		668	612	2,056	1,398	7,299
Redeemed	(38,464)	(6,032)	(2,909)	(16,994)		(4,461)	(971,587)		(1,615)	(2,070)	(7,268)	(5,772)	(18,042)
Net Increase (Decrease)	$23,349	$(5,363)	$3,896	$8,341		$1,159	$(314,521)		$(117)	$(105)	$(665)	$1,528	$(4,701)
Shares:
Sold	2,118	2	527	1,757		401	31,102		81	127	397	523	534
Reinvested	3,774	71	163	739		97	27,862		67	61	189	129	681
Redeemed	(3,544)	(618)	(289)	(1,656)		(407)	(86,296)		(154)	(200)	(637)	(508)	(1,581)
Net Increase (Decrease)	2,348	(545)	401	840		91	(27,332)		(6)	(12)	(51)	144	(366)

Distributions:
Period Ended April 30, 2016
From net investment income $	–	N/A $	– $	– $		(12)	$(6,359)	$	– $	– $	–	$–	$(6)
From net realized gain on
investments	(37,050)	N/A	(2,057)	(7,273)		(1,114)	(221,506)		(591)	(356)	(1,757)	(1,382)	(5,946)
Total Dividends and Distributions	$ (37,050)	N/A	$(2,057)	$(7,273	) $	(1,126)	$ (227,865)		$(591)	$(356)	$(1,757)	$(1,382)	$(5,952)
Year Ended October 31, 2015
From net investment income $	–	$–	$–	$–		$–	$(4,548)	$	– $	– $	–	$–	$–
From net realized gain on
investments	(39,229)	(651)	(1,811)	(7,185)		(1,156)	(292,794)		(668)	(618)	(2,056)	(1,398)	(7,299)
Total Dividends and Distributions	$(39,229)	$(651)	$(1,811)	$(7,185	) $	(1,156)	$ (297,342)		$(668)	$(618)	$(2,056)	$(1,398)	$(7,299)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								LargeCap Growth Fund I

								Period Ended		Year Ended
								April 30, 2016		October 31, 2015
Operations
Net investment income (loss)								$	4,801		$11,369
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									92,324		980,836
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									(341,631)		(275,426)
		Net Increase (Decrease) in Net Assets Resulting from Operations							(244,506)		716,779

Dividends and Distributions to Shareholders
From net investment income									(3,979)		(20,583)
From net realized gain on investments									(816,477)		(705,653)
					Total Dividends and Distributions				(820,456)		(726,236)

Capital Share Transactions
Net increase (decrease) in capital share transactions									767,446		(409,112)
				Total Increase (Decrease) in Net Assets					(297,516)		(418,569)

Net Assets
Beginning of period									7,340,288		7,758,857
End of period (including undistributed net investment income as set forth below)									$7,042,772		$7,340,288
Undistributed (overdistributed) net investment income (loss)								$	1,944		$1,122

	Class A	Class J	Class P	Institutional	R-1	R-2	R-3	R-4	R-5	R-6
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$12,662	$14,371	$154	$435,296	$854	$1,433	$7,647	$8,591	$20,932	$2,845
Reinvested	1,761	16,079	145	735,012	965	1,934	17,360	10,727	36,158	171
Redeemed	(4,536)	(14,748)	(139)	(449,829)	(1,417)	(1,963)	(20,238)	(16,371)	(47,931)	(479)
Net Increase (Decrease)	$9,887	$15,702	$160	$720,479	$402	$1,404	$4,769	$2,947	$9,159	$2,537
Shares:
Sold	1,076	1,375	12	36,877	82	140	700	778	1,793	248
Reinvested	150	1,581	12	61,459	90	186	1,558	952	3,117	14
Redeemed	(399)	(1,491)	(11)	(38,027)	(136)	(194)	(1,801)	(1,468)	(4,228)	(40)
Net Increase (Decrease)	827	1,465	13	60,309	36	132	457	262	682	222
Year Ended October 31, 2015(a)
Dollars:
Sold	$11,162	$27,589	$1,241	$1,095,097	$1,242	$3,740	$15,680	$21,871	$29,817	$1,340
Reinvested	630	11,161	2	654,987	851	2,150	15,708	9,386	31,288	1

Redeemed	(3,769)	(20,641)	(8)	(2,169,862)	(2,291)	(10,252)	(42,852)	(26,054)	(68,268)	(58)
Net Increase (Decrease)	$8,023	$18,109	$1,235	$(419,778)	$(198)	$(4,362)	$ (11,464)	$5,203	$(7,163)	$1,283
Shares:
Sold	855	2,411	96	83,898	104	320	1,270	1,742	2,333	107
Reinvested	52	1,056	–	53,730	76	198	1,369	812	2,638	–
Redeemed	(290)	(1,820)	(1)	(164,983)	(192)	(881)	(3,495)	(2,122)	(5,433)	(4)
Net Increase (Decrease)	617	1,647	95	(27,355)	(12)	(363)	(856)	432	(462)	103

Distributions:
Period Ended April 30, 2016
From net investment income $	–	$–	$–	$(3,978)	$–	$–	$–	$–	$–	$(1)
From net realized gain on
investments	(1,819)	(16,081)	(146)	(731,041)	(965)	(2,010)	(17,360)	(10,727)	(36,158)	(170)
Total Dividends and Distributions $	(1,819)	$(16,081)	$(146)	$ (735,019)	$(965)	$(2,010)	$ (17,360)	$ (10,727)	$ (36,158)	$ (171)
Year Ended October 31, 2015(a)
From net investment income $	– $	– $	– $	(20,315)	$–	$–	$–	$–	$(268)	$–
From net realized gain on
investments	(652)	(11,162)	(2)	(634,676)	(851)	(2,195)	(15,708)	(9,386)	(31,020)	(1)
Total Dividends and Distributions $	(652)	$ (11,162) $	(2) $	(654,991)	$(851)	$(2,195)	$ (15,708)	$(9,386)	$ (31,288)	$(1)

(a)	Period from November 25, 2014, date operations commenced, through October 31, 2015 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands												LargeCap Growth Fund II

												Period Ended	Year Ended
												April 30, 2016	October 31, 2015
Operations
Net investment income (loss)												$2,273	$4,379
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements												6,884	173,425
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies												(21,544)	(121,245)
		Net Increase (Decrease) in Net Assets Resulting from Operations										(12,387)	56,559

Dividends and Distributions to Shareholders
From net investment income												(3,499)	(5,655)
From net realized gain on investments												(81,620)	(182,605)
							Total Dividends and Distributions					(85,119)	(188,260)

Capital Share Transactions
Net increase (decrease) in capital share transactions												15,449	(351,614)
					Total Increase (Decrease) in Net Assets							(82,057)	(483,315)

Net Assets
Beginning of period												641,944	1,125,259
End of period (including undistributed net investment income as set forth below)												$559,887	$641,944
Undistributed (overdistributed) net investment income (loss)												$1,408	$2,634
	Class J	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$2,119	$8,749	$100		$201		$581		$219		$950
Reinvested	5,157	77,467	188		233		902		315		852
Redeemed	(2,447)	(75,237)	(548)		(172)		(2,596)		(140)		(1,444)
Net Increase (Decrease)	$4,829	$10,979	$(260	) $	262		$(1,113	) $	394		$358
Shares:
Sold	326	1,043	14		29		85		27		128
Reinvested	796	9,926	26		34		128		43		114
Redeemed	(376)	(9,618)	(82)		(26)		(380)		(20)		(197)
Net Increase (Decrease)	746	1,351	(42)		37		(167)		50		45
Year Ended October 31, 2015
Dollars:
Sold	$3,434	$17,107	$193		$284		$1,577		$1,001		$1,015
Reinvested	9,036	172,742	292		435		1,877		1,398		2,473
Redeemed	(6,966)	(541,621)	(76)		(573)		(3,799)		(5,063)		(6,380)
Net Increase (Decrease)	$5,504	$ (351,772)	$409		$146		$(345	) $	(2,664	) $	(2,892)
Shares:
Sold	448	1,894	22		36		192		113		107
Reinvested	1,241	20,215	37		57		240		172		300
Redeemed	(899)	(54,204)	(9)		(72)		(443)		(607)		(718)
Net Increase (Decrease)	790	(32,095)	50		21		(11)		(322)		(311)

Distributions:
Period Ended April 30, 2016
From net investment income $	(94)	$(3,381)	$–		$–		$(1)		$(4)		$(19)
From net realized gain on
investments	(5,063)	(74,091)	(188)		(233)		(901)		(311)		(833)
Total Dividends and Distributions $	(5,157)	$ (77,472)	$(188	) $	(233	) $	(902)		$(315)		$(852)
Year Ended October 31, 2015
From net investment income $	(153)	$(5,432)	$–		$–		$(3)		$(23)		$(44)
From net realized gain on
investments	(8,883)	(167,317)	(292)		(435)		(1,874)		(1,375)		(2,429)
Total Dividends and Distributions $	(9,036)	$ (172,749)	$(292	) $	(435	) $	(1,877)		$(1,398)		$(2,473)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									LargeCap S&P 500 Index Fund

									Period Ended		Year Ended
									April 30, 2016		October 31, 2015
Operations
Net investment income (loss)									$	45,983	$79,574
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										32,241	133,514
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										(62,453)	(14,518)
		Net Increase (Decrease) in Net Assets Resulting from Operations								15,771	198,570

Dividends and Distributions to Shareholders
From net investment income										(83,122)	(68,885)
From net realized gain on investments										(38,990)	(2,702)
					Total Dividends and Distributions				(122,112)		(71,587)

Capital Share Transactions
Net increase (decrease) in capital share transactions										5,162	546,355
				Total Increase (Decrease) in Net Assets					(101,179)		673,338

Net Assets
Beginning of period									4,922,362		4,249,024
End of period (including undistributed net investment income as set forth below)									$4,821,183		$4,922,362
Undistributed (overdistributed) net investment income (loss)									$	25,294	$62,433

	Class A	Class C	Class J	Institutional	R-1	R-2		R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$26,295	$10,821	$32,112	$289,634	$1,804	$4,893		$20,531	$25,190	$55,424
Reinvested	6,011	573	12,130	84,428	373	577		4,258	4,834	8,736
Redeemed	(26,250)	(4,268)	(36,349)	(380,343)	(3,898)	(3,293)		(35,077)	(44,319)	(49,665)
Net Increase (Decrease)	$6,056	$7,126	$7,893	$(6,281)	$(1,721)	$2,177	$	(10,288) $	(14,295) $	14,495
Shares:
Sold	1,858	768	2,295	20,414	129	341		1,458	1,789	3,915
Reinvested	423	41	862	5,953	26	40		299	339	608
Redeemed	(1,874)	(312)	(2,615)	(26,608)	(276)	(233)		(2,466)	(3,190)	(3,430)
Net Increase (Decrease)	407	497	542	(241)	(121)	148		(709)	(1,062)	1,093
Year Ended October 31, 2015
Dollars:
Sold	$63,932	$14,630	$68,403	$1,169,162	$5,603	$6,579		$50,069	$60,520	$65,697
Reinvested	3,907	253	8,101	45,292	204	425		2,985	3,424	6,889
Redeemed	(52,171)	(8,424)	(83,082)	(588,085)	(4,197)	(15,153)		(91,167)	(65,456)	(121,985)
Net Increase (Decrease)	$15,668	$6,459	$(6,578)	$ 626,369	$1,610	$(8,149)		$ (38,113) $	(1,512)	$ (49,399)
Shares:
Sold	4,399	1,020	4,765	79,636	389	450		3,442	4,152	4,492
Reinvested	269	18	563	3,123	14	29		205	235	469
Redeemed	(3,587)	(601)	(5,771)	(40,684)	(289)	(1,043)		(6,291)	(4,520)	(8,292)
Net Increase (Decrease)	1,081	437	(443)	42,075	114	(564)		(2,644)	(133)	(3,331)

Distributions:
Period Ended April 30, 2016
From net investment income $	(4,026	$(312)	$(8,010)	$ (58,778)	$(205)	$(325)		$(2,581)	$(3,112)	$(5,773)
From net realized gain on
investments	(2,126)	(297)	(4,131)	(25,654)	(168)	(252)		(1,677)	(1,722)	(2,963)
Total Dividends and Distributions $	(6,152)	$(609)	$(12,141)	$ (84,432)	$(373)	$(577)		$(4,258)	$(4,834)	$(8,736)
Year Ended October 31, 2015
From net investment income $	(3,815)	$(259)	$(7,772)	$ (43,718)	$(191)	$(400)		$(2,835)	$(3,279)	$(6,616)
From net realized gain on
investments	(165)	(19)	(338)	(1,574)	(13)	(25)		(150)	(145)	(273)
Total Dividends and Distributions $	(3,980)	$(278)	$(8,110)	$ (45,292)	$(204)	$(425)		$(2,985)	$(3,424)	$(6,889)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	LargeCap Value Fund

	Period Ended	Year Ended
	April 30, 2016	October 31, 2015
Operations
Net investment income (loss)	$24,558	$54,424
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements	32,717	268,414
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	(108,239)	(207,988)
Net Increase (Decrease) in Net Assets Resulting from Operations	(50,964)	114,850

Dividends and Distributions to Shareholders
From net investment income	(50,071)	(57,750)
From net realized gain on investments	(171,070)	(349,771)
Total Dividends and Distributions	(221,141)	(407,521)

Capital Share Transactions
Net increase (decrease) in capital share transactions	59,023	(974,058)
Total Increase (Decrease) in Net Assets	(213,082)	(1,266,729)

Net Assets
Beginning of period	2,482,636	3,749,365
End of period (including undistributed net investment income as set forth below)	$2,269,554	$2,482,636
Undistributed (overdistributed) net investment income (loss)	$14,130	$39,643

	Class A	Class B(a)	Class C	Class J	Class P	Institutional	R-1	R -2		R -3		R -4	R -5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$3,825	N/A	$654	$3,427	$121	$72,302	$436	$450		$583		$425	$847
Reinvested	16,673	N/A	558	6,030	22	196,129	112	76		327		191	522
Redeemed	(11,243)	N/A	(901)	(5,130)	(57)	(221,305)	(329)	(140)		(754)		(653)	(4,175)
Net Increase (Decrease)	$9,255	N/A	$311	$4,327	$86	$47,126	$219	$386		$156		$(37)	$(2,806)
Shares:
Sold	339	N/A	57	307	11	6,414	41	41		51		37	72
Reinvested	1,433	N/A	49	528	2	16,875	9	7		28		17	45
Redeemed	(977)	N/A	(81)	(462)	(5)	(19,326)	(30)	(12)		(67)		(58)	(351)
Net Increase (Decrease)	795	N/A	25	373	8	3,963	20	36		12		(4)	(234)
Year Ended October 31, 2015
Dollars:
Sold	$9,802	$16	$1,396	$6,826	$227	$299,948	$338	$879		$1,137		$756	$1,319
Reinvested	22,528	140	797	8,344	29	372,853	154	333		522		277	909

Redeemed	(24,631)	(1,528)	(2,311)	(15,227)	(165)	(1,650,721)	(390)	(2,927)		(1,953)		(1,281)	(2,454)
Net Increase (Decrease)	$7,699	$(1,372)	$(118)	$(57)	$91	$(977,920)	$102	$(1,715)		$(294)		$(248)	$(226)
Shares:
Sold	764	1	112	542	17	22,562	26	70		88		61	103
Reinvested	1,782	11	65	672	3	29,481	12	27		42		22	72
Redeemed	(1,915)	(118)	(185)	(1,208)	(13)	(127,294)	(31)	(235)		(155)		(103)	(192)
Net Increase (Decrease)	631	(106)	(8)	6	7	(75,251)	7	(138)		(25)		(20)	(17)

Distributions:
Period Ended April 30, 2016
From net investment income $	(3,254)	N/A	$(59)	$(1,198)	$(5) $	(45,315)	$(16)	$(23)		$(58)		$(37)	$(106)
From net realized gain on
investments	(13,810)	N/A	(520)	(4,836)	(17)	(150,814)	(96)	(138)		(269)		(154)	(416)
Total Dividends and Distributions	$ (17,064)	N/A $	(579)	$(6,034)	$(22) $	(196,129)	$(112)	$(161	) $	(327	) $	(191)	$(522)
Year Ended October 31, 2015
From net investment income $	(2,533)	$–	$(33)	$(954)	$(4) $	(53,978)	$(11)	$(39	) $	(55	) $	(31)	$(112)
From net realized gain on
investments	(20,481)	(144)	(792)	(7,392)	(25)	(318,875)	(143)	(409)		(467)		(246)	(797)
Total Dividends and Distributions	$ (23,014)	$(144)	$(825)	$(8,346)	$(29) $	(372,853)	$(154)	$(448	) $	(522	) $	(277)	$(909)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											LargeCap Value Fund III

											Period Ended	Year Ended
											April 30, 2016	October 31, 2015
Operations
Net investment income (loss)											$15,851	$36,401
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											13,845	254,545
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											(23,891)	(206,245)
			Net Increase (Decrease) in Net Assets Resulting from Operations								5,805	84,701

Dividends and Distributions to Shareholders
From net investment income											(33,414)	(42,941)
From net realized gain on investments											(109,456)	(27,176)
							Total Dividends and Distributions				(142,870)	(70,117)

Capital Share Transactions
Net increase (decrease) in capital share transactions											(13,844)	(1,034,389)
					Total Increase (Decrease) in Net Assets						(150,909)	(1,019,805)

Net Assets
Beginning of period											1,908,341	2,928,146
End of period (including undistributed net investment income as set forth below)											$1,757,432	$1,908,341
Undistributed (overdistributed) net investment income (loss)											$9,197	$26,760

	Class J		Institutional	R-1	R-2		R-3		R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$1,504		$65,248	$296	$606		$776		$375	$1,974
Reinvested	5,198		135,199	311	210		799		442	705
Redeemed	(4,681)		(211,907)	(538)	(2,238)		(1,261)		(580)	(6,282)
Net Increase (Decrease)	$2,021	$(11,460)		$69	$(1,422	) $	314		$237	$(3,603)
Shares:
Sold	104		4,594	20	44		53		27	129
Reinvested	363		9,334	21	14		53		31	48
Redeemed	(329)		(14,558)	(39)	(148)		(86)		(41)	(419)
Net Increase (Decrease)	138		(630)	2	(90)		20		17	(242)
Year Ended October 31, 2015
Dollars:
Sold	$4,230	$328,215		$480	$1,070		$1,091		$1,411	$3,698
Reinvested	1,694		67,490	98	109		290		212	220

Redeemed	(11,846)		(1,418,281)	(1,141)	(1,895)		(4,784)		(4,724)	(2,026)
		$
Net Increase (Decrease)	$(5,922)		(1,022,576) $	(563)	$(716)		$(3,403	) $	(3,101)	$1,892
Shares:
Sold	270		20,552	31	67		67		89	231
Reinvested	109		4,285	6	7		18		13	14
Redeemed	(761)		(89,167)	(72)	(121)		(290)		(296)	(128)
Net Increase (Decrease)	(382)		(64,330)	(35)	(47)		(205)		(194)	117

Distributions:
Period Ended April 30, 2016
From net investment income $	(1,017)		$ (31,977)	$(41)	$(19)		$(132)		$(84)	$(144)
From net realized gain on
investments	(4,187)		(103,222)	(270)	(191)		(667)		(358)	(561)
Total Dividends and Distributions $	(5,204)		$ (135,199)	$(311)	$(210)		$(799)		$(442)	$(705)
Year Ended October 31, 2015
From net investment income $	(928)		$ (41,516)	$(48)	$(53)		$(149)		$(120)	$(127)
From net realized gain on
investments	(768)		(25,974)	(51)	(57)		(141)		(92)	(93)
Total Dividends and Distributions $	(1,696)		$ (67,490)	$(99)	$(110)		$(290)		$(212)	$(220)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											MidCap Fund

										Period Ended		Year Ended
										April 30, 2016		October 31, 2015
Operations
Net investment income (loss)											$(763)	$	11,192
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											(43,344)		699,848
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											11,180		(139,834)
		Net Increase (Decrease) in Net Assets Resulting from Operations									(32,927)		571,206

Dividends and Distributions to Shareholders
From net investment income											(8,962)		(22,322)
From net realized gain on investments										(639,107)			(448,289)
						Total Dividends and Distributions				(648,069)			(470,611)

Capital Share Transactions
Net increase (decrease) in capital share transactions										493,669		2,186,740
					Total Increase (Decrease) in Net Assets					(187,327)		2,287,335

Net Assets
Beginning of period										11,152,561		8,865,226
End of period (including undistributed net investment income as set forth below)										$10,965,234		$11,152,561
Undistributed (overdistributed) net investment income (loss)											$(342)	$	9,383

	Class A	Class B(a)	Class C		Class J	Class P	Institutional	R-1		R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$159,918	N/A		$11,357	$1,271	$607,919	$848,757	$7,925		$4,952	$13,263	$22,029	$50,296
Reinvested	107,141	N/A		17,054	16,554	121,589	231,889	3,695		1,750	8,705	8,522	18,381
Redeemed	(243,514)	N/A		(27,668)	(16,440)	(503,515)	(836,446)	(3,721)		(9,922)	(33,152)	(28,869)	(66,051)
Net Increase (Decrease)	$23,545	N/A		$743	$1,385	$225,993	$244,200	$7,899		$(3,220)	$ (11,184)	$1,682	$2,626
Shares:
Sold	7,899	N/A		597	64	29,700	41,345	410		252	664	1,074	2,525
Reinvested	5,265	N/A		903	845	5,892	11,205	192		90	435	413	898
Redeemed	(12,073)	N/A		(1,482)	(850)	(24,812)	(40,877)	(195)		(519)	(1,668)	(1,390)	(3,343)
Net Increase (Decrease)	1,091	N/A		18	59	10,780	11,673	407		(177)	(569)	97	80
Year Ended October 31, 2015
Dollars:
Sold	$405,982	$37		$23,655	$4,450	$1,040,954	$ 2,446,404	$30,644		$9,227	$39,289	$67,468	$138,143
Reinvested	83,960	660		14,443	14,862	78,478	157,613	1,793		1,739	7,866	8,154	13,558

Redeemed	(381,011)	(14,582)		(46,427)	(34,547)	(506,905)	(1,152,717)	(6,146)		(17,469)	(55,805)	(90,974)	(96,056)
Net Increase (Decrease)	$108,931	$(13,885	) $	(8,329)	$ (15,235)	$ 612,527	$1,451,300	$26,291		$(6,503)	$(8,650)	$ (15,352) $	55,645
Shares:
Sold	18,059	2		1,130	205	45,954	107,085	1,426		428	1,775	2,964	6,176
Reinvested	3,987	33		730	730	3,668	7,346	89		86	379	382	639
Redeemed	(17,061)	(672)		(2,210)	(1,600)	(22,353)	(50,492)	(288)		(825)	(2,535)	(4,063)	(4,296)
Net Increase (Decrease)	4,985	(637)		(350)	(665)	27,269	63,939	1,227		(311)	(381)	(717)	2,519

Distributions:
Period Ended April 30, 2016
From net investment income	$ –	N/A $		– $	– $	(2,468)	$(6,494)	$–	$	– $	– $	–	$–
From net realized gain on
investments	(115,062)	N/A		(21,364)	(16,573)	(142,666)	(302,093)	(3,698)		(2,039)	(8,705)	(8,522)	(18,385)
Total Dividends and Distributions	$ (115,062)	N/A		$(21,364)	$ (16,573)	$ (145,134)	$ (308,587)	$(3,698)		$(2,039)	$(8,705)	$(8,522)	$ (18,385)
Year Ended October 31, 2015
From net investment income	$ (18) $	– $		–	$(387)	$(6,017)	$ (15,264)	$–	$	– $	– $	(101)	$(535)
From net realized gain on
investments	(90,324)	(672)		(18,134)	(14,483)	(88,014)	(203,895)	(1,794)		(2,027)	(7,866)	(8,053)	(13,027)
Total Dividends and Distributions	$ (90,342) $	(672)		$ (18,134)	$ (14,870)	$ (94,031)	$ (219,159)	$(1,794)		$(2,027)	$(7,866)	$(8,154)	$ (13,562)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								MidCap Growth Fund

								Period Ended	Year Ended
								April 30, 2016	October 31, 2015
Operations
Net investment income (loss)								$443	$(582)
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								(8,787)	6,893
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								(393)	557
		Net Increase (Decrease) in Net Assets Resulting from Operations						(8,737)	6,868

Dividends and Distributions to Shareholders
From net realized gain on investments								(3,516)	(19,382)
					Total Dividends and Distributions			(3,516)	(19,382)

Capital Share Transactions
Net increase (decrease) in capital share transactions								4,171	55,374
				Total Increase (Decrease) in Net Assets				(8,082)	42,860

Net Assets
Beginning of period								142,998	100,138
End of period (including undistributed net investment income as set forth below)								$134,916	$142,998
Undistributed (overdistributed) net investment income (loss)								$443	$–

	Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$5,885	$13,639	$194	$1,229	$2,308	$2,241	$3,366
Reinvested	1,778	718	42	54	276	120	377
Redeemed	(13,359)	(8,377)	(186)	(519)	(2,034)	(1,135)	(2,446)
Net Increase (Decrease)	$(5,696)	$5,980	$50	$764	$550	$1,226	$1,297
Shares:
Sold	1,106	2,093	36	207	371	369	497
Reinvested	324	105	7	9	42	18	53
Redeemed	(2,549)	(1,266)	(35)	(85)	(327)	(173)	(353)
Net Increase (Decrease)	(1,119)	932	8	131	86	214	197
Year Ended October 31, 2015
Dollars:
Sold	$40,060	$18,888	$473	$2,420	$10,442	$4,974	$4,544
Reinvested	9,699	4,099	281	460	939	430	2,721
Redeemed	(19,483)	(16,245)	(231)	(1,574)	(3,203)	(2,095)	(2,225)
Net Increase (Decrease)	$30,276	$6,742	$523	$1,306	$8,178	$3,309	$5,040
Shares:
Sold	6,646	2,588	76	361	1,496	689	589
Reinvested	1,776	607	49	75	145	64	390
Redeemed	(3,282)	(2,072)	(38)	(241)	(458)	(287)	(286)
Net Increase (Decrease)	5,140	1,123	87	195	1,183	466	693

Distributions:
Period Ended April 30, 2016
From net investment income $	–	$–	$–	$–	$–	$–	$–
From net realized gain on
investments	(1,779)	(830)	(42)	(92)	(276)	(120)	(377)
Total Dividends and Distributions $	(1,779)	$(830)	$(42)	$(92)	$(276)	$(120)	$(377)
Year Ended October 31, 2015
From net investment income $	–	$–	$–	$–	$–	$–	$–
From net realized gain on
investments	(9,699)	(4,718)	(281)	(594)	(939)	(430)	(2,721)
Total Dividends and Distributions $	(9,699)	$(4,718)	$(281)	$(594)	$(939)	$(430)	$(2,721)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									MidCap Growth Fund III

									Period Ended	Year Ended
									April 30, 2016	October 31, 2015
Operations
Net investment income (loss)									$(243)	$(5,382)
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									(21,319)	87,997
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									(7,863)	(39,916)
		Net Increase (Decrease) in Net Assets Resulting from Operations							(29,425)	42,699

Dividends and Distributions to Shareholders
From net realized gain on investments									(66,578)	(303,330)
						Total Dividends and Distributions			(66,578)	(303,330)

Capital Share Transactions
Net increase (decrease) in capital share transactions									111,305	173,725
				Total Increase (Decrease) in Net Assets					15,302	(86,906)

Net Assets
Beginning of period									1,389,656	1,476,562
End of period (including undistributed net investment income as set forth below)									$1,404,958	$1,389,656
Undistributed (overdistributed) net investment income (loss)									$(3,718)	$(3,475)

	Class J	Institutional	R-1	R-2		R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$935	$190,064	$201	$310		$360	$951	$1,149
Reinvested	1,977	62,944	165	185		414	389	504
Redeemed	(2,639)	(138,035)	(589)	(1,107)		(1,989)	(1,541)	(3,343)
Net Increase (Decrease)	$273	$114,973	$(223)	$(612)		$(1,215)	$(201)	$(1,690)
Shares:
Sold	114	19,685	24	37		38	104	112
Reinvested	243	6,529	20	22		45	41	52
Redeemed	(329)	(14,408)	(73)	(124)		(215)	(166)	(335)
Net Increase (Decrease)	28	11,806	(29)	(65)		(132)	(21)	(171)
Year Ended October 31, 2015
Dollars:
Sold	$3,213	$219,299	$433	$778		$1,266	$3,528	$3,541
Reinvested	8,568	282,248	741	1,071		3,723	4,659	2,320
Redeemed	(6,338)	(318,909)	(999)	(1,611)		(11,307)	(18,236)	(4,263)
Net Increase (Decrease)	$5,443	$182,638	$175	$238		$(6,318)	$ (10,049) $	1,598
Shares:
Sold	347	19,227	45	79		120	333	327
Reinvested	985	27,726	83	117		380	466	225
Redeemed	(683)	(28,743)	(103)	(166)		(1,106)	(1,785)	(400)
Net Increase (Decrease)	649	18,210	25	30		(606)	(986)	152

Distributions:
Period Ended April 30, 2016
From net investment income $	–	$–	$–	$–	$	– $	– $	–
From net realized gain on
investments	(1,977)	(62,944)	(165)	(185)		(414)	(389)	(504)
Total Dividends and Distributions $	(1,977)	$ (62,944)	$(165)	$(185)		$(414)	$(389)	$(504)
Year Ended October 31, 2015
From net investment income $	–	$–	$–	$–	$	– $	– $	–
From net realized gain on
investments	(8,568)	(282,248)	(741)	(1,071)		(3,723)	(4,659)	(2,320)
Total Dividends and Distributions $	(8,568)	$ (282,248)	$(741)	$(1,071)		$(3,723)	$(4,659)	$(2,320)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								MidCap S&P 400 Index Fund

								Period Ended	Year Ended
								April 30, 2016	October 31, 2015
Operations
Net investment income (loss)								$6,943	$12,669
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								36,124	82,408
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								(23,311)	(61,984)
		Net Increase (Decrease) in Net Assets Resulting from Operations						19,756	33,093

Dividends and Distributions to Shareholders
From net investment income								(13,158)	(11,215)
From net realized gain on investments								(71,784)	(50,566)
					Total Dividends and Distributions			(84,942)	(61,781)

Capital Share Transactions
Net increase (decrease) in capital share transactions								31,297	99,054
				Total Increase (Decrease) in Net Assets				(33,889)	70,366

Net Assets
Beginning of period								1,184,268	1,113,902
End of period (including undistributed net investment income as set forth below)								$1,150,379	$1,184,268
Undistributed (overdistributed) net investment income (loss)								$3,357	$9,572

	Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$9,918	$72,383	$1,384	$1,201	$13,052	$12,020	$26,838
Reinvested	6,706	46,232	1,255	1,081	7,442	8,117	13,634
Redeemed	(8,060)	(82,245)	(5,147)	(2,623)	(22,582)	(22,994)	(46,315)
Net Increase (Decrease)	$8,564	$36,370	$(2,508)	$(341)	$(2,088)	$(2,857)	$(5,843)
Shares:
Sold	573	4,106	79	68	735	668	1,485
Reinvested	390	2,626	72	61	417	454	756
Redeemed	(468)	(4,708)	(295)	(144)	(1,257)	(1,299)	(2,500)
Net Increase (Decrease)	495	2,024	(144)	(15)	(105)	(177)	(259)
Year Ended October 31, 2015
Dollars:
Sold	$21,275	$171,282	$4,057	$4,022	$37,170	$34,266	$48,651
Reinvested	4,846	30,172	1,033	1,034	6,466	6,043	11,661
Redeemed	(18,645)	(100,146)	(5,789)	(8,163)	(50,508)	(28,670)	(71,003)
Net Increase (Decrease)	$7,476	$101,308	$(699)	$(3,107)	$(6,872)	$11,639	$(10,691)
Shares:
Sold	1,088	8,668	207	199	1,844	1,694	2,399
Reinvested	258	1,569	54	53	333	310	594
Redeemed	(959)	(5,032)	(292)	(406)	(2,507)	(1,436)	(3,516)
Net Increase (Decrease)	387	5,205	(31)	(154)	(330)	568	(523)

Distributions:
Period Ended April 30, 2016
From net investment income $	(925)	$(8,215)	$(79)	$(79)	$(782)	$(1,076)	$(2,002)
From net realized gain on
investments	(5,782)	(38,491)	(1,176)	(1,002)	(6,660)	(7,041)	(11,632)
Total Dividends and Distributions $	(6,707)	$ (46,706)	$(1,255)	$(1,081)	$(7,442)	$(8,117)	$ (13,634)
Year Ended October 31, 2015
From net investment income $	(752)	$(6,410)	$(81)	$(96)	$(845)	$(957)	$(2,074)
From net realized gain on
investments	(4,095)	(24,285)	(952)	(938)	(5,623)	(5,086)	(9,587)
Total Dividends and Distributions $	(4,847)	$ (30,695)	$(1,033)	$(1,034)	$(6,468)	$(6,043)	$ (11,661)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													MidCap Value Fund I

													Period Ended	Year Ended
													April 30, 2016	October 31, 2015
Operations
Net investment income (loss)													$12,858	$11,109
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													(88,145)	162,905
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													56,806	(181,247)
		Net Increase (Decrease) in Net Assets Resulting from Operations											(18,481)	(7,233)

Dividends and Distributions to Shareholders
From net investment income													(12,346)	(9,290)
From net realized gain on investments													(152,143)	(226,569)
								Total Dividends and Distributions					(164,489)	(235,859)

Capital Share Transactions
Net increase (decrease) in capital share transactions													(885)	337,821
						Total Increase (Decrease) in Net Assets							(183,855)	94,729

Net Assets
Beginning of period													1,727,793	1,633,064
End of period (including undistributed net investment income as set forth below)													$1,543,938	$1,727,793
Undistributed (overdistributed) net investment income (loss)													$7,820	$7,308

	Class J	Institutional	R-1			R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$2,039	$18,482	$280			$435		$1,597		$1,183		$5,796
Reinvested	6,601	145,283	496			653		2,660		2,523		6,179
Redeemed	(5,231)	(159,285)	(693)			(3,131)		(7,453)		(5,937)		(13,362)
Net Increase (Decrease)	$3,409	$4,480	$83			$(2,043	) $	(3,196	) $	(2,231	) $	(1,387)
Shares:
Sold	165	1,441	23			36		131		97		448
Reinvested	539	11,725	42			55		219		206		503
Redeemed	(424)	(12,656)	(58)			(241)		(599)		(482)		(1,044)
Net Increase (Decrease)	280	510	7			(150)		(249)		(179)		(93)
Year Ended October 31, 2015
Dollars:
Sold	$10,925	$434,439	$701			$1,721		$6,210		$7,980		$12,187
Reinvested	10,135	202,974	869			1,489		4,615		4,945		10,737
Redeemed	(17,652)	(287,139)	(2,141)			(4,258)		(14,040)		(17,490)		(29,386)
Net Increase (Decrease)	$3,408	$350,274	$(571		) $	(1,048	) $	(3,215	) $	(4,565	) $	(6,462)
Shares:
Sold	726	28,273	49			118		421		527		817
Reinvested	705	13,958	62			106		323		345		744
Redeemed	(1,192)	(19,253)	(147)			(291)		(944)		(1,189)		(1,976)
Net Increase (Decrease)	239	22,978	(36)			(67)		(200)		(317)		(415)

Distributions:
Period Ended April 30, 2016
From net investment income $	(271)	$ (11,612)	$–	$		– $		(43	) $	(96	) $	(324)
From net realized gain on
investments	(6,335)	(133,737)	(496)			(667)		(2,617)		(2,427)		(5,864)
Total Dividends and Distributions $	(6,606)	$ (145,349)	$(496)			$(667	) $	(2,660	) $	(2,523	) $	(6,188)
Year Ended October 31, 2015
From net investment income $	(146)	$ (8,786)	$–	$		– $		– $		(87	) $	(271)
From net realized gain on
investments	(9,992)	(194,251)	(869)			(1,518)		(4,615)		(4,858)		(10,466)
Total Dividends and Distributions $	(10,138)	$ (203,037)	$(869)			$(1,518	) $	(4,615	) $	(4,945)		$ (10,737)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										MidCap Value Fund III

									Period Ended		Year Ended
									April 30, 2016		October 31, 2015
Operations
Net investment income (loss)									$	7,237		$12,478
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										(20,181)		42,793
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										2,736		(44,866)
		Net Increase (Decrease) in Net Assets Resulting from Operations								(10,208)		10,405

Dividends and Distributions to Shareholders
From net investment income										(12,555)		(11,507)
From net realized gain on investments										(25,650)		(69,078)
						Total Dividends and Distributions				(38,205)		(80,585)

Capital Share Transactions
Net increase (decrease) in capital share transactions										160,518		142,377
					Total Increase (Decrease) in Net Assets					112,105		72,197

Net Assets
Beginning of period										1,052,491		980,294
End of period (including undistributed net investment income as set forth below)										$1,164,596		$1,052,491
Undistributed (overdistributed) net investment income (loss)									$	3,653		$8,971

	Class A	Class J		Class P	Institutional	R-1	R-2	R-3	R-4	R-5	R-6
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$4,447	$1,987		$554	$195,379	$303	$346	$5,260	$3,088	$4,466	$176
Reinvested	431	3,599		12	31,706	48	69	532	640	986	137
Redeemed	(2,399)	(6,288)		(68)	(74,391)	(452)	(234)	(2,937)	(2,724)	(3,844)	(311)
Net Increase (Decrease)	$2,479	$(702)		$498	$152,694	$(101)	$181	$2,855	$1,004	$1,608	$2
Shares:
Sold	249	119		32	10,885	18	21	308	190	264	9
Reinvested	24	213		–	1,771	3	4	31	38	58	8
Redeemed	(138)	(375)		(4)	(4,177)	(27)	(14)	(174)	(163)	(227)	(17)
Net Increase (Decrease)	135	(43)		28	8,479	(6)	11	165	65	95	–
Year Ended October 31, 2015(a)
Dollars:
Sold	$13,636	$6,321		$131	$228,844	$706	$1,147	$9,217	$9,439	$17,907	$4,658
Reinvested	300	9,585		3	65,902	92	154	825	1,258	2,375	1
Redeemed	(3,438)	(15,454)		(13)	(193,042)	(243)	(604)	(3,169)	(5,298)	(8,260)	(603)
Net Increase (Decrease)	$10,498	$452		$121	$101,704	$555	$697	$6,873	$5,399	$12,022	$4,056
Shares:
Sold	696	338		7	11,430	37	61	492	504	930	232
Reinvested	16	530		–	3,434	5	8	46	69	131	–
Redeemed	(174)	(831)		(1)	(9,523)	(13)	(32)	(170)	(286)	(442)	(31)
Net Increase (Decrease)	538	37		6	5,341	29	37	368	287	619	201

Distributions:
Period Ended April 30, 2016
From net investment income $	(117)	$(993)		$(8) $	(10,768)	$(9)	$(14)	$(132)	$(177)	$(291)	$(46)
From net realized gain on
investments	(324)	(2,607)		(4)	(20,972)	(39)	(55)	(400)	(463)	(695)	(91)
Total Dividends and Distributions $	(441)	$(3,600)		$(12) $	(31,740)	$(48)	$(69)	$(532)	$(640)	$(986)	$(137)
Year Ended October 31, 2015(a)
From net investment income $	(41)	$(1,072)	$	– $	(9,808)	$(8)	$(13)	$(91)	$(155)	$(319)	$–
From net realized gain on
investments	(264)	(8,513)		(3)	(56,179)	(84)	(141)	(734)	(1,103)	(2,056)	(1)
Total Dividends and Distributions $	(305)	$(9,585)		$(3) $	(65,987)	$(92)	$(154)	$(825)	$(1,258)	$(2,375)	$(1)

(a)	Period from November 25, 2014, date operations commenced, through October 31, 2015 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Money Market Fund

								Period Ended	Year Ended
								April 30, 2016	October 31, 2015
Operations
Net investment income (loss)								$–	$–
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								–	21
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								–	–
			Net Increase (Decrease) in Net Assets Resulting from Operations					–	21

Capital Share Transactions
Net increase (decrease) in capital share transactions								8,611	(79,529)
						Total Increase (Decrease) in Net Assets		8,611	(79,508)

Net Assets
Beginning of period								1,000,215	1,079,723
End of period (including undistributed net investment income as set forth below)								$1,008,826	$1,000,215
Undistributed (overdistributed) net investment income (loss)								$–	$–

	Class A	Class B(a)			Class C	Class J	Institutional
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$258,992		N/A		$21,737	$86,128	$98,398
Redeemed	(249,634)		N/A		(16,834)	(75,231)	(114,945)
Net Increase (Decrease)	$9,358		N/A		$4,903	$10,897	$(16,547)
Shares:
Sold	258,992		N/A		21,736	86,129	98,398
Redeemed	(249,634)		N/A		(16,834)	(75,231)	(114,945)
Net Increase (Decrease)	9,358		N/A		4,902	10,898	(16,547)
Year Ended October 31, 2015
Dollars:
Sold	$606,436		$308		$20,175	$153,936	$279,433
Redeemed	(611,590)		(3,650)		(18,257)	(149,621)	(356,699)
Net Increase (Decrease)	$(5,154	) $	(3,342	) $	1,918	$4,315	$(77,266)
Shares:
Sold	606,435		308		20,175	153,936	279,433
Redeemed	(611,590)		(3,649)		(18,257)	(149,621)	(356,699)
Net Increase (Decrease)	(5,155)		(3,341)		1,918	4,315	(77,266)

Distributions:
Period Ended April 30, 2016
From net investment income $	–		N/A		$–	$–	$–
From net realized gain on
investments	–		N/A		–	–	–
Total Dividends and Distributions $	–		N/A $		–	$–	$–
Year Ended October 31, 2015
From net investment income $	– $		–		$–	$–	$–
From net realized gain on
investments	–		–		–	–	–
Total Dividends and Distributions $	– $		– $		–	$–	$–

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Overseas Fund

								Period Ended	Year Ended
								April 30, 2016	October 31, 2015
Operations
Net investment income (loss)								$25,818	$50,160
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								(36,976)	64,407
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								(87,569)	(243,014)
			Net Increase (Decrease) in Net Assets Resulting from Operations					(98,727)	(128,447)

Dividends and Distributions to Shareholders
From net investment income								(49,221)	(68,005)
From net realized gain on investments								(50,581)	(123,162)
						Total Dividends and Distributions		(99,802)	(191,167)

Capital Share Transactions
Net increase (decrease) in capital share transactions								516,065	413,990
					Total Increase (Decrease) in Net Assets			317,536	94,376

Net Assets
Beginning of period								2,655,344	2,560,968
End of period (including undistributed net investment income as set forth below)								$2,972,880	$2,655,344
Undistributed (overdistributed) net investment income (loss)								$19,422	$42,825
	Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$537,727		$1	$1	$49	$92	$43
Reinvested	99,757		–	–	10	16	18
Redeemed	(121,622)		–	–	(12)	(6)	(9)
Net Increase (Decrease)	$515,862		$1	$1	$47	$102	$52
Shares:
Sold	58,298		–	–	5	11	5
Reinvested	10,451		–	–	1	2	2
Redeemed	(13,226)		–	–	(1)	(1)	(1)
Net Increase (Decrease)	55,523		–	–	5	12	6
Year Ended October 31, 2015
Dollars:
Sold	$579,730		$–	$1	$80	$24	$71
Reinvested	191,075		1	1	17	32	39
Redeemed	(356,937)		–	–	(33)	(22)	(89)
Net Increase (Decrease)	$413,868		$1	$2	$64	$34	$21
Shares:
Sold	53,135		–	–	7	2	7
Reinvested	18,200		–	–	2	3	3
Redeemed	(32,828)		–	–	(3)	(2)	(8)
Net Increase (Decrease)	38,507		–	–	6	3	2

Distributions:
Period Ended April 30, 2016
From net investment income	$ (49,202)		$–	$–	$(4)	$(7)	$(8)
From net realized gain on
investments	(50,556)		–	–	(6)	(9)	(10)
Total Dividends and Distributions	$ (99,758)	$	– $	– $	(10)	$(16)	$(18)
Year Ended October 31, 2015
From net investment income	$ (67,977)		$–	$–	$(5)	$(10)	$(13)
From net realized gain on
investments	(123,100)		(1)	(1)	(12)	(22)	(26)
Total Dividends and Distributions	$ (191,077)		$(1)	$(1)	$(17)	$(32)	$(39)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Principal Capital Appreciation Fund

								Period Ended		Year Ended
								April 30, 2016		October 31, 2015
Operations
Net investment income (loss)								$	16,508		$34,250
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									178,464		139,501
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									(215,258)		(42,417)
		Net Increase (Decrease) in Net Assets Resulting from Operations							(20,286)		131,334

Dividends and Distributions to Shareholders
From net investment income									(35,362)		(27,638)
From net realized gain on investments									(103,144)		(93,612)
					Total Dividends and Distributions				(138,506)		(121,250)

Capital Share Transactions
Net increase (decrease) in capital share transactions									28,988		135,200
				Total Increase (Decrease) in Net Assets					(129,804)		145,284

Net Assets
Beginning of period									2,637,509		2,492,225
End of period (including undistributed net investment income as set forth below)									$2,507,705		$2,637,509
Undistributed (overdistributed) net investment income (loss)								$	9,376		$28,230
	Class A	Class B(a)	Class C	Class P	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$27,837	N/A	$5,280	$3,407	$42,307	$237	$262	$1,820	$1,316	$4,287
Reinvested	46,595	N/A	2,636	1,730	80,282	209	172	1,718	1,153	2,870
Redeemed	(56,491)	N/A	(5,758)	(3,465)	(113,996)	(717)	(551)	(4,085)	(2,830)	(7,237)
Net Increase (Decrease)	$17,941	N/A	$2,158	$1,672	$8,593	$(271)	$(117)	$(547)	$(361)	$(80)
Shares:
Sold	506	N/A	117	61	749	4	5	33	23	74
Reinvested	832	N/A	58	30	1,413	4	3	31	20	51
Redeemed	(1,021)	N/A	(129)	(63)	(2,005)	(13)	(10)	(73)	(50)	(131)
Net Increase (Decrease)	317	N/A	46	28	157	(5)	(2)	(9)	(7)	(6)
Year Ended October 31, 2015
Dollars:
Sold	$76,728	$64	$10,822	$10,731	$245,276	$657	$673	$5,010	$4,452	$7,660
Issued in acquisitions	113,691	–	–	–	346,764	2,734	2,412	13,768	11,753	17,498
Reinvested	37,350	881	2,060	1,347	74,586	71	94	1,115	731	1,727
Redeemed	(110,173)	(21,520)	(7,178)	(9,891)	(676,905)	(793)	(1,505)	(9,145)	(8,932)	(9,413)
Net Increase (Decrease)	$117,596	$(20,575)	$5,704	$2,187	$(10,279)	$2,669	$1,674	$10,748	$8,004	$17,472
Shares:
Sold	1,308	1	223	186	4,049	11	12	85	75	133
Issued in acquisitions	1,896	–	–	–	5,702	46	40	230	195	289
Reinvested	657	19	44	23	1,291	1	2	20	13	30
Redeemed	(1,893)	(436)	(149)	(170)	(11,369)	(14)	(26)	(156)	(155)	(159)
Net Increase (Decrease)	1,968	(416)	118	39	(327)	44	28	179	128	293

Distributions:
Period Ended April 30, 2016
From net investment income	$ (10,765)	N/A	$(367)	$(471)	$ (22,361)	$(37)	$(34)	$(351)	$(259)	$(717)
From net realized gain on
investments	(36,737)	N/A	(2,362)	(1,330)	(57,981)	(172)	(148)	(1,367)	(894)	(2,153)
Total Dividends and Distributions	$ (47,502)	N/A	$(2,729)	$(1,801)	$ (80,342)	$(209)	$(182)	$(1,718)	$(1,153)	$(2,870)
Year Ended October 31, 2015
From net investment income $	(7,551)	$(7)	$(181)	$(358)	$ (18,820)	$(7)	$(11)	$(188)	$(149)	$(366)
From net realized gain on
investments	(30,745)	(898)	(1,972)	(1,167)	(55,813)	(64)	(83)	(927)	(582)	(1,361)
Total Dividends and Distributions	$ (38,296) $	(905)	$(2,153)	$(1,525)	$ (74,633)	$(71)	$(94)	$(1,115)	$(731)	$(1,727)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													Principal LifeTime 2010 Fund

													Period Ended		Year Ended
													April 30, 2016		October 31, 2015
Operations
Net investment income (loss)														$16,668	$32,963
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements														27,341	94,814
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies														(38,777)	(118,596)
			Net Increase (Decrease) in Net Assets Resulting from Operations											5,232	9,181

Dividends and Distributions to Shareholders
From net investment income														(23,573)	(32,009)
From net realized gain on investments														(39,912)	–
							Total Dividends and Distributions							(63,485)	(32,009)

Capital Share Transactions
Net increase (decrease) in capital share transactions														(38,968)	(264,638)
					Total Increase (Decrease) in Net Assets									(97,221)	(287,466)

Net Assets
Beginning of period														1,380,415	1,667,881
End of period (including undistributed net investment income as set forth below)														$1,283,194	$1,380,415
Undistributed (overdistributed) net investment income (loss)														$4,535	$11,440

	Class A		Class J	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$2,278		$15,801	$33,596	$406		$920		$3,421		$1,365		$6,227
Reinvested	1,845		11,343	41,177	465		459		2,509		1,652		3,999
Redeemed	(11,386)		(20,132)	(97,517)	(2,572)		(2,174)		(11,376)		(5,974)		(15,300)
Net Increase (Decrease)	$(7,263	) $	7,012	$(22,744)	$(1,701	) $	(795	) $	(5,446	) $	(2,957	) $	(5,074)
Shares:
Sold	174		1,241	2,636	32		72		271		107		502
Reinvested	143		890	3,221	37		36		198		130		314
Redeemed	(899)		(1,582)	(7,611)	(203)		(170)		(880)		(477)		(1,200)
Net Increase (Decrease)	(582)		549	(1,754)	(134)		(62)		(411)		(240)		(384)
Year Ended October 31, 2015
Dollars:
Sold	$5,419		$31,191	$54,824	$972		$1,549		$10,014		$7,063		$18,368
Reinvested	765		4,865	21,810	184		189		1,159		909		2,116
Redeemed	(6,033)		(38,386)	(287,101)	(3,826)		(5,198)		(20,673)		(28,275)		(36,543)
Net Increase (Decrease)	$151		$(2,330)	$ (210,467)	$(2,670	) $	(3,460	) $	(9,500)		$ (20,303)		$ (16,059)
Shares:
Sold	394		2,297	4,027	71		114		742		523		1,358
Reinvested	57		363	1,623	14		14		87		68		158
Redeemed	(441)		(2,833)	(21,078)	(282)		(385)		(1,532)		(2,093)		(2,698)
Net Increase (Decrease)	10		(173)	(15,428)	(197)		(257)		(703)		(1,502)		(1,182)

Distributions:
Period Ended April 30, 2016
From net investment income $	(625	) $	(4,028)	$ (16,027)	$(111	) $	(119	) $	(747	) $	(536	) $	(1,380)
From net realized gain on
investments	(1,240)		(7,331)	(25,150)	(354)		(340)		(1,762)		(1,116)		(2,619)
Total Dividends and Distributions $	(1,865)		$ (11,359)	$ (41,177)	$(465	) $	(459	) $	(2,509	) $	(1,652	) $	(3,999)
Year Ended October 31, 2015
From net investment income $	(770	) $	(4,872)	$ (21,810)	$(184	) $	(189	) $	(1,159	) $	(909	) $	(2,116)
From net realized gain on
investments	–		–	–	–		–		–		–		–
Total Dividends and Distributions $	(770	) $	(4,872)	$ (21,810)	$(184	) $	(189	) $	(1,159	) $	(909	) $	(2,116)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											Principal LifeTime 2015 Fund

											Period Ended	Year Ended
											April 30, 2016	October 31, 2015
Operations
Net investment income (loss)											$10,181	$20,892
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											13,137	74,041
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											(22,404)	(89,493)
		Net Increase (Decrease) in Net Assets Resulting from Operations									914	5,440

Dividends and Distributions to Shareholders
From net investment income											(13,464)	(20,329)
From net realized gain on investments											(52,726)	(28,156)
								Total Dividends and Distributions			(66,190)	(48,485)

Capital Share Transactions
Net increase (decrease) in capital share transactions											26,725	(246,661)
						Total Increase (Decrease) in Net Assets					(38,551)	(289,706)

Net Assets
Beginning of period											831,826	1,121,532
End of period (including undistributed net investment income as set forth below)											$793,275	$831,826
Undistributed (overdistributed) net investment income (loss)											$2,380	$5,663

	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$36,854	$620		$537		$4,127		$3,936		$6,232
Reinvested	47,947	700		855		6,782		4,064		5,842
Redeemed	(54,452)	(2,624)		(2,292)		(11,735)		(7,280)		(13,388)
Net Increase (Decrease)	$30,349	$(1,304	) $	(900	) $	(826	) $	720		$(1,314)
Shares:
Sold	3,758	65		56		422		403		640
Reinvested	4,874	73		89		705		419		602
Redeemed	(5,528)	(268)		(235)		(1,235)		(751)		(1,404)
Net Increase (Decrease)	3,104	(130)		(90)		(108)		71		(162)
Year Ended October 31, 2015
Dollars:
Sold	$97,299	$1,417		$3,270		$17,263		$13,531		$11,290
Reinvested	34,246	651		670		4,721		3,288		4,909
Redeemed	(351,297)	(4,699)		(5,679)		(21,387)		(26,739)		(29,415)
Net Increase (Decrease)	$(219,752)	$(2,631	) $	(1,739	) $	597		$(9,920)		$ (13,216)
Shares:
Sold	8,954	133		305		1,610		1,250		1,046
Reinvested	3,177	62		63		446		309		460
Redeemed	(31,464)	(441)		(534)		(1,990)		(2,469)		(2,741)
Net Increase (Decrease)	(19,333)	(246)		(166)		66		(910)		(1,235)

Distributions:
Period Ended April 30, 2016
From net investment income	$ (10,386)	$(70	) $	(106	) $	(1,082	) $	(714	) $	(1,106)
From net realized gain on
investments	(37,561)	(630)		(749)		(5,700)		(3,350)		(4,736)
Total Dividends and Distributions	$ (47,947)	$(700	) $	(855	) $	(6,782	) $	(4,064	) $	(5,842)
Year Ended October 31, 2015
From net investment income	$ (14,860)	$(207	) $	(229	) $	(1,757	) $	(1,278	) $	(1,998)
From net realized gain on
investments	(19,386)	(444)		(441)		(2,964)		(2,010)		(2,911)
Total Dividends and Distributions	$ (34,246)	$(651	) $	(670	) $	(4,721	) $	(3,288	) $	(4,909)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									Principal LifeTime 2020 Fund

									Period Ended		Year Ended
									April 30, 2016		October 31, 2015
Operations
Net investment income (loss)									$	77,756	$169,382
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										115,494	433,313
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										(198,307)	(551,635)
		Net Increase (Decrease) in Net Assets Resulting from Operations								(5,057)	51,060

Dividends and Distributions to Shareholders
From net investment income										(98,417)	(155,589)
From net realized gain on investments										(391,213)	(224,960)
					Total Dividends and Distributions					(489,630)	(380,549)

Capital Share Transactions
Net increase (decrease) in capital share transactions										259,921	(350,319)
				Total Increase (Decrease) in Net Assets						(234,766)	(679,808)

Net Assets
Beginning of period										6,242,033	6,921,841
End of period (including undistributed net investment income as set forth below)										$6,007,267	$6,242,033
Undistributed (overdistributed) net investment income (loss)									$	15,960	$36,621

	Class A	Class B(a)	Class J	Institutional	R-1		R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$7,261	N/A	$55,988	$129,126	$2,929		$3,716	$15,418	$15,486	$ 29,930
Reinvested	9,785	N/A	70,393	332,444	3,272		4,077	20,794	14,877	33,507
Redeemed	(23,030)	N/A	(65,455)	(264,606)	(6,560)		(6,123)	(30,864)	(30,237)	(62,207)
Net Increase (Decrease)	$(5,984)	N/A	$60,926	$196,964	$(359	) $	1,670	$5,348	$126	$ 1,230
Shares:
Sold	554	N/A	4,316	10,036	228		288	1,187	1,207	2,381
Reinvested	751	N/A	5,457	25,633	255		318	1,620	1,156	2,597
Redeemed	(1,830)	N/A	(5,093)	(20,255)	(508)		(475)	(2,416)	(2,394)	(4,848)
Net Increase (Decrease)	(525)	N/A	4,680	15,414	(25)		131	391	(31)	130
Year Ended October 31, 2015
Dollars:
Sold	$22,395	$20	$141,417	$326,478	$5,259		$8,088	$40,163	$36,897	$ 79,201
Reinvested	6,852	145	50,436	258,319	2,764		3,743	16,679	13,500	27,767
Redeemed	(16,872)	(3,404)	(125,156)	(912,935)	(11,564)		(27,312)	(81,218)	(90,050)	(121,931)
Net Increase (Decrease)	$12,375	$(3,239)	$66,697	$(328,138)	$(3,541) $		(15,481)	$ (24,376)	$ (39,653)	$ (14,963)
Shares:
Sold	1,551	1	9,860	22,699	365		565	2,818	2,561	5,520
Reinvested	480	10	3,570	18,196	196		267	1,186	958	1,966
Redeemed	(1,171)	(229)	(8,755)	(62,626)	(812)		(1,927)	(5,660)	(6,321)	(8,546)
Net Increase (Decrease)	860	(218)	4,675	(21,731)	(251)		(1,095)	(1,656)	(2,802)	(1,060)

Distributions:
Period Ended April 30, 2016
From net investment income $	(1,779)	N/A	$(13,154)	$ (70,931)	$(356	) $	(481)	$(3,136)	$(2,522)	$(6,058)
From net realized gain on
investments	(8,473)	N/A	(57,250)	(261,513)	(2,916)		(3,599)	(17,658)	(12,355)	(27,449)
Total Dividends and Distributions	$(10,252)	N/A	$(70,404)	$ (332,444)	$(3,272	) $	(4,080)	$ (20,794)	$ (14,877)	$ (33,507)
Year Ended October 31, 2015
From net investment income $	(2,752)	$(38) $	(19,779)	$ (108,767)	$(887	) $	(1,242)	$(6,010)	$(4,932)	$ (11,182)
From net realized gain on
investments	(4,417)	(107)	(30,681)	(149,553)	(1,877)		(2,503)	(10,669)	(8,568)	(16,585)
Total Dividends and Distributions $	(7,169)	$(145)	$ (50,460)	$ (258,320)	$(2,764	) $	(3,745)	$ (16,679)	$ (13,500)	$ (27,767)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Principal LifeTime 2025 Fund

							Period Ended	Year Ended
							April 30, 2016	October 31, 2015
Operations
Net investment income (loss)							$19,552	$39,472
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements							30,713	123,933
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies							(51,896)	(149,767)
		Net Increase (Decrease) in Net Assets Resulting from Operations					(1,631)	13,638

Dividends and Distributions to Shareholders
From net investment income							(23,573)	(37,291)
From net realized gain on investments							(102,905)	(48,007)
					Total Dividends and Distributions		(126,478)	(85,298)

Capital Share Transactions
Net increase (decrease) in capital share transactions							191,877	(172,798)
				Total Increase (Decrease) in Net Assets			63,768	(244,458)

Net Assets
Beginning of period							1,556,895	1,801,353
End of period (including undistributed net investment income as set forth below)							$1,620,663	$1,556,895
Undistributed (overdistributed) net investment income (loss)							$3,294	$7,315

	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$104,430	$1,085	$1,550	$17,267	$12,706	$19,519
Reinvested	93,682	1,185	1,579	13,679	6,259	10,094
Redeemed	(49,415)	(2,147)	(3,741)	(14,289)	(9,316)	(12,250)
Net Increase (Decrease)	$148,697	$123	$(612)	$16,657	$9,649	$17,363
Shares:
Sold	10,378	110	155	1,724	1,263	1,962
Reinvested	9,201	119	159	1,369	621	997
Redeemed	(4,890)	(214)	(376)	(1,447)	(920)	(1,237)
Net Increase (Decrease)	14,689	15	(62)	1,646	964	1,722
Year Ended October 31, 2015
Dollars:
Sold	$259,180	$3,154	$6,032	$36,824	$19,806	$29,069
Reinvested	60,784	1,000	1,119	9,150	4,939	8,306
Redeemed	(497,356)	(4,741)	(6,214)	(26,515)	(29,057)	(48,278)
Net Increase (Decrease)	$(177,392)	$(587)	$937	$19,459	$(4,312)	$ (10,903)
Shares:
Sold	22,903	282	542	3,307	1,757	2,581
Reinvested	5,438	91	102	832	446	747
Redeemed	(42,548)	(429)	(561)	(2,365)	(2,576)	(4,301)
Net Increase (Decrease)	(14,207)	(56)	83	1,774	(373)	(973)

Distributions:
Period Ended April 30, 2016
From net investment income	$ (18,629)	$(110)	$(188)	$(1,945)	$(981)	$(1,720)
From net realized gain on
investments	(75,053)	(1,075)	(1,391)	(11,734)	(5,278)	(8,374)
Total Dividends and Distributions	$ (93,682)	$(1,185)	$(1,579)	$ (13,679) $	(6,259)	$ (10,094)
Year Ended October 31, 2015
From net investment income	$ (27,293)	$(365)	$(415)	$(3,637)	$(2,041)	$(3,540)
From net realized gain on
investments	(33,491)	(635)	(704)	(5,513)	(2,898)	(4,766)
Total Dividends and Distributions	$ (60,784)	$(1,000)	$(1,119)	$(9,150)	$(4,939)	$(8,306)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									Principal LifeTime 2030 Fund

									Period Ended		Year Ended
									April 30, 2016		October 31, 2015
Operations
Net investment income (loss)									$	84,704	$179,033
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										162,688	491,051
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										(287,592)	(597,161)
		Net Increase (Decrease) in Net Assets Resulting from Operations								(40,200)	72,923

Dividends and Distributions to Shareholders
From net investment income										(98,630)	(169,600)
From net realized gain on investments										(467,060)	(256,037)
						Total Dividends and Distributions				(565,690)	(425,637)

Capital Share Transactions
Net increase (decrease) in capital share transactions										528,602	111,425
					Total Increase (Decrease) in Net Assets					(77,288)	(241,289)

Net Assets
Beginning of period										6,695,383	6,936,672
End of period (including undistributed net investment income as set forth below)										$6,618,095	$6,695,383
Undistributed (overdistributed) net investment income (loss)									$	10,724	$24,650

	Class A	Class B(a)		Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$10,314	N/A		$64,198	$229,604	$2,147	$3,739	$18,058	$17,725	$37,074
Reinvested	10,076	N/A		87,462	389,303	3,085	4,270	20,010	16,041	35,053
Redeemed	(19,120)	N/A		(59,642)	(207,916)	(6,348)	(8,121)	(25,034)	(27,575)	(65,801)
Net Increase (Decrease)	$1,270	N/A		$92,018	$410,991	$(1,116)	$(112)	$13,034	$6,191	$6,326
Shares:
Sold	786	N/A		4,933	17,713	168	288	1,386	1,319	2,898
Reinvested	769	N/A		6,708	29,749	238	329	1,538	1,196	2,684
Redeemed	(1,508)	N/A		(4,603)	(15,712)	(488)	(596)	(1,908)	(2,102)	(5,051)
Net Increase (Decrease)	47	N/A		7,038	31,750	(82)	21	1,016	413	531
Year Ended October 31, 2015
Dollars:
Sold	$23,703	$11	$160,804		$457,116	$5,798	$8,384	$37,800	$37,797	$85,972
Reinvested	6,976	197		62,802	289,917	2,667	3,987	16,254	14,075	28,497
Redeemed	(15,060)	(3,886)		(125,239)	(695,569)	(10,662)	(22,337)	(66,113)	(82,351)	(110,115)
Net Increase (Decrease)	$15,619	$(3,678	) $	98,367	$51,464	$(2,197)	$(9,966)	$ (12,059)	$ (30,479) $	4,534
Shares:
Sold	1,612	1		11,006	31,240	396	575	2,602	2,505	5,871
Reinvested	484	13		4,375	20,141	187	279	1,135	956	1,983
Redeemed	(1,023)	(259)		(8,596)	(47,004)	(743)	(1,541)	(4,514)	(5,536)	(7,573)
Net Increase (Decrease)	1,073	(245)		6,785	4,377	(160)	(687)	(777)	(2,075)	281

Distributions:
Period Ended April 30, 2016
From net investment income $	(1,555)	N/A	$(13,905)		$ (72,301)	$(254)	$(403)	$(2,516)	$(2,316)	$(5,380)
From net realized gain on
investments	(8,883)	N/A		(73,580)	(317,003)	(2,831)	(3,871)	(17,494)	(13,725)	(29,673)
Total Dividends and Distributions	$ (10,438)	N/A		$(87,485)	$ (389,304)	$(3,085)	$(4,274)	$ (20,010)	$ (16,041)	$ (35,053)
Year Ended October 31, 2015
From net investment income $	(2,707)	$(56) $		(24,003)	$ (118,734)	$(860)	$(1,303)	$(5,737)	$(4,955)	$ (11,245)
From net realized gain on
investments	(4,519)	(143)		(38,807)	(171,183)	(1,807)	(2,689)	(10,517)	(9,120)	(17,252)
Total Dividends and Distributions $	(7,226)	$(199)		$ (62,810)	$ (289,917)	$(2,667)	$(3,992)	$ (16,254)	$ (14,075)	$ (28,497)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Principal LifeTime 2035 Fund

							Period Ended	Year Ended
							April 30, 2016	October 31, 2015
Operations
Net investment income (loss)							$14,844	$27,919
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements							38,648	58,144
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies							(64,460)	(71,332)
		Net Increase (Decrease) in Net Assets Resulting from Operations					(10,968)	14,731

Dividends and Distributions to Shareholders
From net investment income							(16,218)	(27,639)
From net realized gain on investments							(45,939)	(41,527)
					Total Dividends and Distributions		(62,157)	(69,166)

Capital Share Transactions
Net increase (decrease) in capital share transactions							119,214	(24,169)
				Total Increase (Decrease) in Net Assets			46,089	(78,604)

Net Assets
Beginning of period							1,198,607	1,277,211
End of period (including undistributed net investment income as set forth below)							$1,244,696	$1,198,607
Undistributed (overdistributed) net investment income (loss)							$1,041	$2,415

	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$88,806	$1,387	$1,225	$11,719	$9,864	$14,706
Reinvested	47,072	570	699	5,665	3,130	5,021
Redeemed	(34,806)	(1,518)	(2,133)	(14,153)	(7,908)	(10,132)
Net Increase (Decrease)	$101,072	$439	$(209)	$3,231	$5,086	$9,595
Shares:
Sold	8,427	134	117	1,119	936	1,392
Reinvested	4,354	54	66	532	292	467
Redeemed	(3,229)	(147)	(203)	(1,350)	(737)	(956)
Net Increase (Decrease)	9,552	41	(20)	301	491	903
Year Ended October 31, 2015
Dollars:
Sold	$227,039	$2,574	$5,165	$22,820	$17,741	$22,435
Reinvested	49,448	826	869	6,638	4,468	6,917
Redeemed	(311,448)	(4,366)	(4,985)	(14,379)	(23,236)	(32,695)
Net Increase (Decrease)	$(34,961)	$(966)	$1,049	$15,079	$(1,027)	$(3,343)
Shares:
Sold	19,481	225	450	1,980	1,522	1,932
Reinvested	4,311	73	77	587	393	606
Redeemed	(25,802)	(380)	(434)	(1,244)	(2,012)	(2,831)
Net Increase (Decrease)	(2,010)	(82)	93	1,323	(97)	(293)

Distributions:
Period Ended April 30, 2016
From net investment income	$ (13,042)	$(76)	$(114)	$(1,104)	$(685)	$(1,197)
From net realized gain on
investments	(34,030)	(494)	(585)	(4,561)	(2,445)	(3,824)
Total Dividends and Distributions	$ (47,072)	$(570)	$(699)	$(5,665)	$(3,130)	$(5,021)
Year Ended October 31, 2015
From net investment income	$ (20,337)	$(265)	$(291)	$(2,372)	$(1,686)	$(2,688)
From net realized gain on
investments	(29,111)	(561)	(578)	(4,266)	(2,782)	(4,229)
Total Dividends and Distributions	$ (49,448)	$(826)	$(869)	$(6,638)	$(4,468)	$(6,917)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										Principal LifeTime 2040 Fund

										Period Ended		Year Ended
										April 30, 2016		October 31, 2015
Operations
Net investment income (loss)										$	55,434	$114,239
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											155,482	220,560
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											(263,323)	(277,215)
		Net Increase (Decrease) in Net Assets Resulting from Operations									(52,407)	57,584

Dividends and Distributions to Shareholders
From net investment income											(59,284)	(113,278)
From net realized gain on investments											(212,795)	(172,816)
						Total Dividends and Distributions					(272,079)	(286,094)

Capital Share Transactions
Net increase (decrease) in capital share transactions											292,682	174,124
					Total Increase (Decrease) in Net Assets						(31,804)	(54,386)

Net Assets
Beginning of period											4,411,730	4,466,116
End of period (including undistributed net investment income as set forth below)											$4,379,926	$4,411,730
Undistributed (overdistributed) net investment income (loss)										$	2,903	$6,753

	Class A	Class B(a)		Class J	Institutional	R-1		R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$6,527	N/A		$45,369	$180,234	$1,738		$3,241	$12,666	$12,246	$24,855
Reinvested	5,437	N/A		36,801	191,736	1,489		1,908	9,119	7,947	17,542
Redeemed	(14,438)	N/A	(36,304)		(135,626)	(3,553)		(4,606)	(13,295)	(16,884)	(41,467)
Net Increase (Decrease)	$(2,474)	N/A		$45,866	$236,344	$(326	) $	543	$8,490	$3,309	$930
Shares:
Sold	488	N/A		3,349	13,247	129		237	941	907	1,861
Reinvested	399	N/A		2,678	13,836	109		139	667	580	1,273
Redeemed	(1,110)	N/A		(2,695)	(9,797)	(259)		(323)	(978)	(1,265)	(3,008)
Net Increase (Decrease)	(223)	N/A		3,332	17,286	(21)		53	630	222	126
Year Ended October 31, 2015
Dollars:
Sold	$17,457	$–	$107,726		$339,995	$3,658		$6,120	$28,503	$33,432	$63,728
Reinvested	5,327	176		37,083	198,779	2,018		2,930	10,433	9,678	19,569
Redeemed	(9,728)	(3,266)	(74,279)		(435,957)	(8,978)		(20,271)	(41,625)	(53,963)	(64,421)
Net Increase (Decrease)	$13,056	$(3,090	) $	70,530	$102,817	$(3,302)		$ (11,221)	$(2,689)	$(10,853)	$18,876
Shares:
Sold	1,170	–		7,176	22,504	244		409	1,912	2,217	4,226
Reinvested	364	12		2,517	13,392	137		200	711	659	1,324
Redeemed	(654)	(217)		(4,950)	(28,535)	(601)		(1,366)	(2,765)	(3,632)	(4,294)
Net Increase (Decrease)	880	(205)		4,743	7,361	(220)		(757)	(142)	(756)	1,256

Distributions:
Period Ended April 30, 2016
From net investment income $	(1,024)	N/A		$(7,123)	$ (44,577)	$(135	) $	(207)	$(1,410)	$(1,442)	$(3,366)
From net realized gain on
investments	(4,497)	N/A	(29,683)		(147,159)	(1,354)		(1,712)	(7,709)	(6,505)	(14,176)
Total Dividends and Distributions $	(5,521)	N/A	$(36,806)		$ (191,736)	$(1,489	) $	(1,919)	$(9,119)	$(7,947)	$ (17,542)
Year Ended October 31, 2015
From net investment income $	(2,023)	$(50) $		(13,994)	$ (80,805)	$(646	) $	(964)	$(3,689)	$(3,391)	$(7,716)
From net realized gain on
investments	(3,393)	(126)	(23,094)		(117,974)	(1,372)		(1,973)	(6,744)	(6,287)	(11,853)
Total Dividends and Distributions $	(5,416)	$(176)		$ (37,088)	$ (198,779)	$(2,018	) $	(2,937)	$ (10,433)	$(9,678)	$ (19,569)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Principal LifeTime 2045 Fund

							Period Ended	Year Ended
							April 30, 2016	October 31, 2015
Operations
Net investment income (loss)							$9,398	$17,190
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements							27,211	31,681
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies							(44,762)	(40,103)
		Net Increase (Decrease) in Net Assets Resulting from Operations					(8,153)	8,768

Dividends and Distributions to Shareholders
From net investment income							(9,793)	(17,312)
From net realized gain on investments							(28,240)	(24,728)
					Total Dividends and Distributions		(38,033)	(42,040)

Capital Share Transactions
Net increase (decrease) in capital share transactions							100,705	41,635
				Total Increase (Decrease) in Net Assets			54,519	8,363

Net Assets
Beginning of period							745,807	737,444
End of period (including undistributed net investment income as set forth below)							$800,326	$745,807
Undistributed (overdistributed) net investment income (loss)							$323	$718

	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$75,596	$858	$1,397	$9,121	$6,788	$10,961
Reinvested	28,478	315	521	3,214	1,691	3,809
Redeemed	(24,016)	(1,138)	(1,594)	(6,103)	(3,131)	(6,062)
Net Increase (Decrease)	$80,058	$35	$324	$6,232	$5,348	$8,708
Shares:
Sold	7,036	82	131	860	633	1,036
Reinvested	2,577	29	49	297	155	349
Redeemed	(2,204)	(107)	(149)	(579)	(288)	(555)
Net Increase (Decrease)	7,409	4	31	578	500	830
Year Ended October 31, 2015
Dollars:
Sold	$153,963	$1,940	$3,121	$16,519	$11,514	$19,829
Reinvested	29,137	572	663	3,534	2,395	5,739
Redeemed	(149,957)	(3,875)	(2,724)	(6,211)	(13,725)	(30,799)
Net Increase (Decrease)	$33,143	$(1,363)	$1,060	$13,842	$184	$(5,231)
Shares:
Sold	12,933	167	269	1,413	976	1,691
Reinvested	2,490	50	58	308	207	496
Redeemed	(12,201)	(332)	(235)	(530)	(1,183)	(2,636)
Net Increase (Decrease)	3,222	(115)	92	1,191	–	(449)

Distributions:
Period Ended April 30, 2016
From net investment income $	(7,798)	$(35)	$(82)	$(626)	$(368)	$(884)
From net realized gain on
investments	(20,680)	(280)	(444)	(2,588)	(1,323)	(2,925)
Total Dividends and Distributions	$ (28,478)	$(315)	$(526)	$(3,214)	$(1,691)	$(3,809)
Year Ended October 31, 2015
From net investment income	$ (12,319)	$(196)	$(234)	$(1,314)	$(936)	$(2,313)
From net realized gain on
investments	(16,818)	(376)	(429)	(2,220)	(1,459)	(3,426)
Total Dividends and Distributions	$ (29,137)	$(572)	$(663)	$(3,534)	$(2,395)	$(5,739)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									Principal LifeTime 2050 Fund

									Period Ended		Year Ended
									April 30, 2016		October 31, 2015
Operations
Net investment income (loss)									$	28,670	$57,723
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										86,655	99,852
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										(146,373)	(127,882)
		Net Increase (Decrease) in Net Assets Resulting from Operations								(31,048)	29,693

Dividends and Distributions to Shareholders
From net investment income										(29,751)	(58,299)
From net realized gain on investments										(98,514)	(85,679)
					Total Dividends and Distributions					(128,265)	(143,978)

Capital Share Transactions
Net increase (decrease) in capital share transactions										202,356	199,075
				Total Increase (Decrease) in Net Assets						43,043	84,790

Net Assets
Beginning of period										2,277,112	2,192,322
End of period (including undistributed net investment income as set forth below)										$2,320,155	$2,277,112
Undistributed (overdistributed) net investment income (loss)									$	826	$1,907

	Class A	Class B(a)	Class J	Institutional	R-1	R-2		R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$7,215	N/A	$18,772	$151,756	$1,930	$2,219		$8,682	$8,351	$15,491
Reinvested	3,694	N/A	10,134	95,723	842	1,035		4,034	3,548	9,208
Redeemed	(12,891)	N/A	(13,171)	(71,856)	(2,302)	(3,424)		(6,745)	(9,198)	(20,691)
Net Increase (Decrease)	$(1,982)	N/A	$15,735	$175,623	$470	$(170	) $	5,971	$2,701	$4,008
Shares:
Sold	537	N/A	1,440	11,499	149	171		662	636	1,195
Reinvested	272	N/A	770	7,081	63	77		302	264	685
Redeemed	(1,000)	N/A	(1,031)	(5,315)	(176)	(250)		(519)	(698)	(1,547)
Net Increase (Decrease)	(191)	N/A	1,179	13,265	36	(2)		445	202	333
Year Ended October 31, 2015
Dollars:
Sold	$16,619	$–	$47,214	$238,002	$3,496	$4,312		$16,304	$21,461	$47,659
Reinvested	3,923	52	10,688	105,458	1,112	1,875		4,963	4,621	11,238
Redeemed	(9,968)	(969)	(25,127)	(193,924)	(4,309)	(12,902)		(19,677)	(28,992)	(44,054)
Net Increase (Decrease)	$10,574	$(917)	$32,775	$149,536	$299	$(6,715	) $	1,590	$(2,910)	$14,843
Shares:
Sold	1,131	–	3,293	16,236	240	296		1,123	1,458	3,269
Reinvested	271	4	761	7,327	78	132		349	323	784
Redeemed	(673)	(66)	(1,760)	(13,117)	(298)	(905)		(1,347)	(2,011)	(3,018)
Net Increase (Decrease)	729	(62)	2,294	10,446	20	(477)		125	(230)	1,035

Distributions:
Period Ended April 30, 2016
From net investment income $	(733)	N/A	$(1,945)	$ (23,634)	$(88)	$(117	) $	(669)	$(688)	$(1,877)
From net realized gain on
investments	(3,000)	N/A	(8,192)	(72,089)	(754)	(923)		(3,365)	(2,860)	(7,331)
Total Dividends and Distributions $	(3,733)	N/A	$(10,137)	$ (95,723)	$(842)	$(1,040	) $	(4,034)	$(3,548)	$(9,208)
Year Ended October 31, 2015
From net investment income $	(1,512)	$(15)	$(4,048)	$ (43,718)	$(371)	$(643	) $	(1,809)	$(1,612)	$(4,571)
From net realized gain on
investments	(2,446)	(37)	(6,649)	(61,740)	(741)	(1,236)		(3,154)	(3,009)	(6,667)
Total Dividends and Distributions $	(3,958)	$(52) $	(10,697)	$ (105,458)	$(1,112)	$(1,879	) $	(4,963)	$(4,621)	$ (11,238)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											Principal LifeTime 2055 Fund

											Period Ended	Year Ended
											April 30, 2016	October 31, 2015
Operations
Net investment income (loss)											$2,885	$4,384
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											8,624	6,897
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											(13,519)	(9,287)
		Net Increase (Decrease) in Net Assets Resulting from Operations									(2,010)	1,994

Dividends and Distributions to Shareholders
From net investment income											(2,917)	(4,445)
From net realized gain on investments											(6,784)	(4,967)
								Total Dividends and Distributions			(9,701)	(9,412)

Capital Share Transactions
Net increase (decrease) in capital share transactions											51,847	58,336
						Total Increase (Decrease) in Net Assets					40,136	50,918

Net Assets
Beginning of period											222,384	171,466
End of period (including undistributed net investment income as set forth below)											$262,520	$222,384
Undistributed (overdistributed) net investment income (loss)											$42	$74

	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$39,070	$586		$712		$4,182		$3,571		$4,886
Reinvested	7,538	80		94		683		480		826
Redeemed	(6,163)	(286)		(364)		(1,523)		(1,075)		(1,450)
Net Increase (Decrease)	$40,445	$380		$442		$3,342		$2,976		$4,262
Shares:
Sold	3,540	55		66		383		327		447
Reinvested	662	7		8		61		43		73
Redeemed	(547)	(26)		(33)		(143)		(97)		(129)
Net Increase (Decrease)	3,655	36		41		301		273		391
Year Ended October 31, 2015
Dollars:
Sold	$67,177	$948		$1,104		$6,568		$4,680		$10,762
Reinvested	6,891	102		93		631		598		1,097
Redeemed	(26,155)	(566)		(473)		(1,387)		(3,388)		(10,346)
Net Increase (Decrease)	$47,913	$484		$724		$5,812		$1,890		$1,513
Shares:
Sold	5,521	79		93		551		388		895
Reinvested	577	9		8		54		51		93
Redeemed	(2,128)	(48)		(39)		(116)		(288)		(858)
Net Increase (Decrease)	3,970	40		62		489		151		130

Distributions:
Period Ended April 30, 2016
From net investment income $	(2,377)	$(13	) $	(19	) $	(161	) $	(123	) $	(224)
From net realized gain on
investments	(5,161)	(67)		(75)		(522)		(357)		(602)
Total Dividends and Distributions $	(7,538)	$(80	) $	(94	) $	(683	) $	(480	) $	(826)
Year Ended October 31, 2015
From net investment income $	(3,312)	$(41	) $	(39	) $	(274	) $	(269	) $	(510)
From net realized gain on
investments	(3,579)	(61)		(54)		(357)		(329)		(587)
Total Dividends and Distributions $	(6,891)	$(102	) $	(93	) $	(631	) $	(598	) $	(1,097)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													Principal LifeTime 2060 Fund

													Period Ended	Year Ended
													April 30, 2016	October 31, 2015
Operations
Net investment income (loss)													$1,448	$1,439
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													4,058	2,055
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													(6,529)	(3,653)
			Net Increase (Decrease) in Net Assets Resulting from Operations										(1,023)	(159)

Dividends and Distributions to Shareholders
From net investment income													(1,464)	(1,425)
From net realized gain on investments													(2,084)	(32)
								Total Dividends and Distributions					(3,548)	(1,457)

Capital Share Transactions
Net increase (decrease) in capital share transactions													27,933	60,387
						Total Increase (Decrease) in Net Assets							23,362	58,771

Net Assets
Beginning of period													107,408	48,637
End of period (including undistributed net investment income as set forth below)													$130,770	$107,408
Undistributed (overdistributed) net investment income (loss)													$29	$45
	Class J		Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$1,253		$27,077	$309		$277		$1,184		$1,535		$2,184
Reinvested	137		2,956	16		17		110		108		204
Redeemed	(1,264)		(4,657)	(49)		(209)		(673)		(1,194)		(1,388)
Net Increase (Decrease)	$126		$25,376	$276		$85		$621		$449		$1,000
Shares:
Sold	112		2,375	28		25		105		134		193
Reinvested	12		252	1		1		9		9		17
Redeemed	(113)		(409)	(4)		(18)		(59)		(108)		(120)
Net Increase (Decrease)	11		2,218	25		8		55		35		90
Year Ended October 31, 2015
Dollars:
Sold	$3,699		$61,952	$457		$655		$3,582		$3,557		$5,033
Reinvested	58		1,200	5		7		46		40		101
Redeemed	(1,308)		(13,447)	(113)		(198)		(1,891)		(1,879)		(1,169)
Net Increase (Decrease)	$2,449		$49,705	$349		$464		$1,737		$1,718		$3,965
Shares:
Sold	292		5,000	36		53		291		288		408
Reinvested	5		99	1		1		4		4		9
Redeemed	(109)		(1,101)	(9)		(17)		(155)		(153)		(96)
Net Increase (Decrease)	188		3,998	28		37		140		139		321

Distributions:
Period Ended April 30, 2016
From net investment income $	(51	) $	(1,251)	$(5	) $	(5	) $	(36	) $	(40	) $	(76)
From net realized gain on
investments	(86)		(1,705)	(11)		(12)		(74)		(68)		(128)
Total Dividends and Distributions $	(137	) $	(2,956)	$(16	) $	(17	) $	(110	) $	(108	) $	(204)
Year Ended October 31, 2015
From net investment income $	(57	) $	(1,173)	$(5	) $	(7	) $	(45	) $	(39	) $	(99)
From net realized gain on
investments	(1)		(27)	–		–		(1)		(1)		(2)
Total Dividends and Distributions $	(58	) $	(1,200)	$(5	) $	(7	) $	(46	) $	(40	) $	(101)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands			Principal LifeTime Hybrid 2015 Fund

			Period Ended	Year Ended
			April 30, 2016	October 31, 2015
Operations
Net investment income (loss)			$128	$3
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			49	(2)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			(62)	(31)
		Net Increase (Decrease) in Net Assets Resulting from Operations	115	(30)

Dividends and Distributions to Shareholders
From net investment income			(119)	–
		Total Dividends and Distributions	(119)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions			1,109	7,716
		Total Increase (Decrease) in Net Assets	1,105	7,686

Net Assets
Beginning of period			7,696	10
End of period (including undistributed net investment income as set forth below)			$8,801	$7,696
Undistributed (overdistributed) net investment income (loss)			$12	$3
	Institutional	R-6
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$1,618	$–
Reinvested	119	–
Redeemed	(628)	–
Net Increase (Decrease)	$1,109	$–
Shares:
Sold	171	–
Reinvested	12	–
Redeemed	(65)	–
Net Increase (Decrease)	118	–
Year Ended October 31, 2015(a)
Dollars:
Sold	$7,856	$10
Redeemed	(150)	–
Net Increase (Decrease)	$7,706	$10
Shares:
Sold	794	1
Redeemed	(16)	–
Net Increase (Decrease)	778	1

Distributions:
Period Ended April 30, 2016
From net investment income $	(119)	$–
From net realized gain on
investments	–	–
Total Dividends and Distributions $	(119)	$–
Year Ended October 31, 2015(a)
From net investment income $	–	$–
From net realized gain on
investments	–	–
Total Dividends and Distributions $	–	$–

(a)	Period from August 24, 2015, date operations commenced, through October 31, 2015 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands			Principal LifeTime Hybrid 2020 Fund

			Period Ended	Year Ended
			April 30, 2016	October 31, 2015
Operations
Net investment income (loss)			$409	$6
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			201	(16)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			(191)	(72)
		Net Increase (Decrease) in Net Assets Resulting from Operations	419	(82)

Dividends and Distributions to Shareholders
From net investment income			(382)	–
		Total Dividends and Distributions	(382)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions			7,103	23,520
		Total Increase (Decrease) in Net Assets	7,140	23,438

Net Assets
Beginning of period			23,448	10
End of period (including undistributed net investment income as set forth below)			$30,588	$23,448
Undistributed (overdistributed) net investment income (loss)			$33	$6
	Institutional	R-6
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$7,681	$–
Reinvested	382	–
Redeemed	(960)	–
Net Increase (Decrease)	$7,103	$–
Shares:
Sold	804	–
Reinvested	40	–
Redeemed	(100)	–
Net Increase (Decrease)	744	–
Year Ended October 31, 2015(a)
Dollars:
Sold	$24,528	$10
Redeemed	(1,018)	–
Net Increase (Decrease)	$23,510	$10
Shares:
Sold	2,463	1
Redeemed	(104)	–
Net Increase (Decrease)	2,359	1

Distributions:
Period Ended April 30, 2016
From net investment income $	(382)	$–
From net realized gain on
investments	–	–
Total Dividends and Distributions $	(382)	$–
Year Ended October 31, 2015(a)
From net investment income $	–	$–
From net realized gain on
investments	–	–
Total Dividends and Distributions $	–	$–

(a)	Period from August 24, 2015, date operations commenced, through October 31, 2015 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands			Principal LifeTime Hybrid 2025 Fund

			Period Ended	Year Ended
			April 30, 2016	October 31, 2015
Operations
Net investment income (loss)			$52	$2
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			29	1
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			8	(28)
		Net Increase (Decrease) in Net Assets Resulting from Operations	89	(25)

Dividends and Distributions to Shareholders
From net investment income			(50)	–
From net realized gain on investments			(2)	–
		Total Dividends and Distributions	(52)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions			2,162	2,732
		Total Increase (Decrease) in Net Assets	2,199	2,707

Net Assets
Beginning of period			2,717	10
End of period (including undistributed net investment income as set forth below)			$4,916	$2,717
Undistributed (overdistributed) net investment income (loss)			$4	$2
	Institutional	R-6
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$2,530	$–
Reinvested	52	–
Redeemed	(420)	–
Net Increase (Decrease)	$2,162	$–
Shares:
Sold	264	–
Reinvested	5	–
Redeemed	(43)	–
Net Increase (Decrease)	226	–
Year Ended October 31, 2015(a)
Dollars:
Sold	$3,253	$10
Redeemed	(531)	–
Net Increase (Decrease)	$2,722	$10
Shares:
Sold	323	1
Redeemed	(52)	–
Net Increase (Decrease)	271	1

Distributions:
Period Ended April 30, 2016
From net investment income $	(50)	$–
From net realized gain on
investments	(2)	–
Total Dividends and Distributions $	(52)	$–
Year Ended October 31, 2015(a)
From net investment income $	–	$–
From net realized gain on
investments	–	–
Total Dividends and Distributions $	–	$–

(a)	Period from August 24, 2015, date operations commenced, through October 31, 2015 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands			Principal LifeTime Hybrid 2030 Fund

			Period Ended	Year Ended
			April 30, 2016	October 31, 2015
Operations
Net investment income (loss)			$419	$2
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			251	(1)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			(386)	(57)
		Net Increase (Decrease) in Net Assets Resulting from Operations	284	(56)

Dividends and Distributions to Shareholders
From net investment income			(407)	–
From net realized gain on investments			(1)	–
		Total Dividends and Distributions	(408)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions			5,055	25,165
		Total Increase (Decrease) in Net Assets	4,931	25,109

Net Assets
Beginning of period			25,119	10
End of period (including undistributed net investment income as set forth below)			$30,050	$25,119
Undistributed (overdistributed) net investment income (loss)			$14	$2
	Institutional	R-6
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$6,169	$–
Reinvested	408	–
Redeemed	(1,522)	–
Net Increase (Decrease)	$5,055	$–
Shares:
Sold	647	–
Reinvested	42	–
Redeemed	(161)	–
Net Increase (Decrease)	528	–
Year Ended October 31, 2015(a)
Dollars:
Sold	$25,763	$10
Redeemed	(608)	–
Net Increase (Decrease)	$25,155	$10
Shares:
Sold	2,572	1
Redeemed	(60)	–
Net Increase (Decrease)	2,512	1

Distributions:
Period Ended April 30, 2016
From net investment income $	(407)	$–
From net realized gain on
investments	(1)	–
Total Dividends and Distributions $	(408)	$–
Year Ended October 31, 2015(a)
From net investment income $	–	$–
From net realized gain on
investments	–	–
Total Dividends and Distributions $	–	$–

(a)	Period from August 24, 2015, date operations commenced, through October 31, 2015 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands			Principal LifeTime Hybrid 2035 Fund

			Period Ended	Year Ended
			April 30, 2016	October 31, 2015
Operations
Net investment income (loss)			$55	$1
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			39	–
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			(20)	(32)
		Net Increase (Decrease) in Net Assets Resulting from Operations	74	(31)

Dividends and Distributions to Shareholders
From net investment income			(55)	–
		Total Dividends and Distributions	(55)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions			1,848	3,247
		Total Increase (Decrease) in Net Assets	1,867	3,216

Net Assets
Beginning of period			3,226	10
End of period (including undistributed net investment income as set forth below)			$5,093	$3,226
Undistributed (overdistributed) net investment income (loss)			$1	$1
	Institutional	R-6
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$1,999	$–
Reinvested	55	–
Redeemed	(206)	–
Net Increase (Decrease)	$1,848	$–
Shares:
Sold	208	–
Reinvested	6	–
Redeemed	(21)	–
Net Increase (Decrease)	193	–
Year Ended October 31, 2015(a)
Dollars:
Sold	$3,290	$10
Redeemed	(53)	–
Net Increase (Decrease)	$3,237	$10
Shares:
Sold	325	1
Redeemed	(5)	–
Net Increase (Decrease)	320	1

Distributions:
Period Ended April 30, 2016
From net investment income $	(55)	$–
From net realized gain on
investments	–	–
Total Dividends and Distributions $	(55)	$–
Year Ended October 31, 2015(a)
From net investment income $	–	$–
From net realized gain on
investments	–	–
Total Dividends and Distributions $	–	$–

(a)	Period from August 24, 2015, date operations commenced, through October 31, 2015 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands			Principal LifeTime Hybrid 2040 Fund

			Period Ended	Year Ended
			April 30, 2016	October 31, 2015
Operations
Net investment income (loss)			$220	$–
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			168	(8)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			(246)	(38)
		Net Increase (Decrease) in Net Assets Resulting from Operations	142	(46)

Dividends and Distributions to Shareholders
From net investment income			(217)	–
From net realized gain on investments			(1)	–
		Total Dividends and Distributions	(218)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions			2,876	13,539
		Total Increase (Decrease) in Net Assets	2,800	13,493

Net Assets
Beginning of period			13,503	10
End of period (including undistributed net investment income as set forth below)			$16,303	$13,503
Undistributed (overdistributed) net investment income (loss)			$3	$–
	Institutional	R-6
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$3,237	$–
Reinvested	218	–
Redeemed	(579)	–
Net Increase (Decrease)	$2,876	$–
Shares:
Sold	338	–
Reinvested	22	–
Redeemed	(59)	–
Net Increase (Decrease)	301	–
Year Ended October 31, 2015(a)
Dollars:
Sold	$13,946	$10
Redeemed	(417)	–
Net Increase (Decrease)	$13,529	$10
Shares:
Sold	1,385	1
Redeemed	(42)	–
Net Increase (Decrease)	1,343	1

Distributions:
Period Ended April 30, 2016
From net investment income $	(217)	$–
From net realized gain on
investments	(1)	–
Total Dividends and Distributions $	(218)	$–
Year Ended October 31, 2015(a)
From net investment income $	–	$–
From net realized gain on
investments	–	–
Total Dividends and Distributions $	–	$–

(a)	Period from August 24, 2015, date operations commenced, through October 31, 2015 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands			Principal LifeTime Hybrid 2045 Fund

			Period Ended	Year Ended
			April 30, 2016	October 31, 2015
Operations
Net investment income (loss)			$35	$–
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			27	(1)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			(31)	(24)
		Net Increase (Decrease) in Net Assets Resulting from Operations	31	(25)

Dividends and Distributions to Shareholders
From net investment income			(34)	–
		Total Dividends and Distributions	(34)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions			859	1,920
		Total Increase (Decrease) in Net Assets	856	1,895

Net Assets
Beginning of period			1,905	10
End of period (including undistributed net investment income as set forth below)			$2,761	$1,905
Undistributed (overdistributed) net investment income (loss)			$1	$–
	Institutional	R-6
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$890	$–
Reinvested	34	–
Redeemed	(65)	–
Net Increase (Decrease)	$859	$–
Shares:
Sold	93	–
Reinvested	3	–
Redeemed	(7)	–
Net Increase (Decrease)	89	–
Year Ended October 31, 2015(a)
Dollars:
Sold	$1,926	$10
Redeemed	(16)	–
Net Increase (Decrease)	$1,910	$10
Shares:
Sold	190	1
Redeemed	(2)	–
Net Increase (Decrease)	188	1

Distributions:
Period Ended April 30, 2016
From net investment income $	(34)	$–
From net realized gain on
investments	–	–
Total Dividends and Distributions $	(34)	$–
Year Ended October 31, 2015(a)
From net investment income $	–	$–
From net realized gain on
investments	–	–
Total Dividends and Distributions $	–	$–

(a)	Period from August 24, 2015, date operations commenced, through October 31, 2015 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands				Principal LifeTime Hybrid 2050 Fund

				Period Ended	Year Ended
				April 30, 2016	October 31, 2015
Operations
Net investment income (loss)				$124	$1
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements				103	(1)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies				(155)	(18)
			Net Increase (Decrease) in Net Assets Resulting from Operations	72	(18)

Dividends and Distributions to Shareholders
From net investment income				(122)	(1)
			Total Dividends and Distributions	(122)	(1)

Capital Share Transactions
Net increase (decrease) in capital share transactions				1,521	7,556
			Total Increase (Decrease) in Net Assets	1,471	7,537

Net Assets
Beginning of period				7,547	10
End of period (including undistributed net investment income as set forth below)				$9,018	$7,547
Undistributed (overdistributed) net investment income (loss)				$2	$–
	Institutional		R-6
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$1,742		$–
Reinvested	122		–
Redeemed	(343)		–
Net Increase (Decrease)	$1,521		$–
Shares:
Sold	183		–
Reinvested	13		–
Redeemed	(36)		–
Net Increase (Decrease)	160		–
Year Ended October 31, 2015(a)
Dollars:
Sold	$7,557		$10
Redeemed	(11)		–
Net Increase (Decrease)	$7,546		$10
Shares:
Sold	749		1
Redeemed	(1)		–
Net Increase (Decrease)	748		1

Distributions:
Period Ended April 30, 2016
From net investment income $	(122	) $	–
From net realized gain on
investments	–		–
Total Dividends and Distributions $	(122	) $	–
Year Ended October 31, 2015(a)
From net investment income $	(1	) $	–
From net realized gain on
investments	–		–
Total Dividends and Distributions $	(1	) $	–

(a)	Period from August 24, 2015, date operations commenced, through October 31, 2015 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands			Principal LifeTime Hybrid 2055 Fund

			Period Ended	Year Ended
			April 30, 2016	October 31, 2015
Operations
Net investment income (loss)			$6	$–
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			5	–
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			–	(4)
		Net Increase (Decrease) in Net Assets Resulting from Operations	11	(4)

Dividends and Distributions to Shareholders
From net investment income			(6)	–
		Total Dividends and Distributions	(6)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions			345	357
		Total Increase (Decrease) in Net Assets	350	353

Net Assets
Beginning of period			363	10
End of period (including undistributed net investment income as set forth below)			$713	$363
Undistributed (overdistributed) net investment income (loss)			$–	$–
	Institutional	R-6
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$386	$–
Reinvested	6	–
Redeemed	(47)	–
Net Increase (Decrease)	$345	$–
Shares:
Sold	40	–
Reinvested	1	–
Redeemed	(5)	–
Net Increase (Decrease)	36	–
Year Ended October 31, 2015(a)
Dollars:
Sold	$368	$10
Redeemed	(21)	–
Net Increase (Decrease)	$347	$10
Shares:
Sold	36	1
Redeemed	(2)	–
Net Increase (Decrease)	34	1

Distributions:
Period Ended April 30, 2016
From net investment income $	(6)	$–
From net realized gain on
investments	–	–
Total Dividends and Distributions $	(6)	$–
Year Ended October 31, 2015(a)
From net investment income $	–	$–
From net realized gain on
investments	–	–
Total Dividends and Distributions $	–	$–

(a)	Period from August 24, 2015, date operations commenced, through October 31, 2015 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in dollars			Principal LifeTime Hybrid 2060 Fund

			Period Ended	Year Ended
			April 30, 2016	October 31, 2015
Operations
Net investment income (loss)			$2,401	$477
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			2,031	46
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			2,059	593
		Net Increase (Decrease) in Net Assets Resulting from Operations	6,491	1,116

Dividends and Distributions to Shareholders
From net investment income			(2,328)	(467)
From net realized gain on investments			(49)	–
		Total Dividends and Distributions	(2,377)	(467)

Capital Share Transactions
Net increase (decrease) in capital share transactions			202,188	129,073
		Total Increase (Decrease) in Net Assets	206,302	129,722

Net Assets
Beginning of period			139,959	10,237
End of period (including undistributed net investment income as set forth below)			$346,261	$139,959
Undistributed (overdistributed) net investment income (loss)			$84	$11
	Institutional	R-6
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$207,527	$–
Reinvested	2,205	172
Redeemed	(7,716)	–
Net Increase (Decrease)	$202,016	$172
Shares:
Sold	21,582	–
Reinvested	227	17
Redeemed	(793)	–
Net Increase (Decrease)	21,016	17
Year Ended October 31, 2015(a)
Dollars:
Sold	$118,831	$10,000
Reinvested	467	–
Redeemed	(225)	–
Net Increase (Decrease)	$119,073	$10,000
Shares:
Sold	11,814	1,072
Reinvested	47	–
Redeemed	(22)	–
Net Increase (Decrease)	11,839	1,072

Distributions:
Period Ended April 30, 2016
From net investment income $	(2,160)	$(168)
From net realized gain on
investments	(45)	(4)
Total Dividends and Distributions $	(2,205)	$(172)
Year Ended October 31, 2015(a)
From net investment income $	(467)	$–
From net realized gain on
investments	–	–
Total Dividends and Distributions $	(467)	$–

(a)	Period from August 24, 2015, date operations commenced, through October 31, 2015 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

			Principal LifeTime
Amounts in thousands			Hybrid Income Fund

			Period Ended	Year Ended
			April 30, 2016	October 31, 2015
Operations
Net investment income (loss)			$47	$1
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			10	1
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			4	(3)
		Net Increase (Decrease) in Net Assets Resulting from Operations	61	(1)

Dividends and Distributions to Shareholders
From net investment income			(41)	–
From net realized gain on investments			(1)	–
		Total Dividends and Distributions	(42)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions			371	2,805
		Total Increase (Decrease) in Net Assets	390	2,804

Net Assets
Beginning of period			2,814	10
End of period (including undistributed net investment income as set forth below)			$3,204	$2,814
Undistributed (overdistributed) net investment income (loss)			$7	$1
Institutional		R-6
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$711	$–
Reinvested	42	–
Redeemed	(382)	–
Net Increase (Decrease)	$371	$–
Shares:
Sold	74	–
Reinvested	4	–
Redeemed	(39)	–
Net Increase (Decrease)	39	–
Year Ended October 31, 2015(a)
Dollars:
Sold	$3,152	$10
Redeemed	(357)	–
Net Increase (Decrease)	$2,795	$10
Shares:
Sold	321	1
Redeemed	(36)	–
Net Increase (Decrease)	285	1

Distributions:
Period Ended April 30, 2016
From net investment income $	(41)	$–
From net realized gain on
investments	(1)	–
Total Dividends and Distributions $	(42)	$–
Year Ended October 31, 2015(a)
From net investment income $	–	$–
From net realized gain on
investments	–	–
Total Dividends and Distributions $	–	$–

(a)	Period from August 24, 2015, date operations commenced, through October 31, 2015 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

																	Principal LifeTime
Amounts in thousands															Strategic Income Fund

															Period Ended			Year Ended
															April 30, 2016			October 31, 2015
Operations
Net investment income (loss)														$			8,841	$16,166
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements																	6,420	29,583
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies																	(7,311)	(43,118)
			Net Increase (Decrease) in Net Assets Resulting from Operations														7,950	2,631

Dividends and Distributions to Shareholders
From net investment income																	(13,535)	(15,567)
								Total Dividends and Distributions									(13,535)	(15,567)

Capital Share Transactions
Net increase (decrease) in capital share transactions																	(23,697)	(71,881)
						Total Increase (Decrease) in Net Assets											(29,282)	(84,817)

Net Assets
Beginning of period															719,973			804,790
End of period (including undistributed net investment income as set forth below)															$690,691			$719,973
Undistributed (overdistributed) net investment income (loss)														$			3,046	$7,740
	Class A	Class B(a)		Class J		Institutional		R-1		R-2		R-3			R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$1,888		N/A	$5,569		$30,591		$478		$331		$2,098			$2,443		$4,256
Reinvested	488		N/A	1,412		10,042		55		82		404			267		774
Redeemed	(6,949)		N/A	(6,285)		(51,359)		(788)		(1,040)		(4,773)			(4,014)		(9,667)
Net Increase (Decrease)	$(4,573)		N/A	$696		$(10,726	) $	(255	) $	(627	) $	(2,271	) $		(1,304	) $	(4,637)
Shares:
Sold	160		N/A	478		2,615		41		28		180			210		364
Reinvested	42		N/A	122		863		5		7		35			23		66
Redeemed	(599)		N/A	(539)		(4,359)		(68)		(88)		(410)			(345)		(825)
Net Increase (Decrease)	(397)		N/A	61		(881)		(22)		(53)		(195)			(112)		(395)
Year Ended October 31, 2015
Dollars:
Sold	$4,277	$	– $	19,119		$63,088		$855		$1,267		$5,478			$7,840		$9,964
Reinvested	517		3	1,417		11,655		84		104		519			337		921
Redeemed	(5,858)		(340)	(15,780)		(133,822)		(2,952)		(3,633)		(11,566)			(12,649)		(12,726)
Net Increase (Decrease)	$(1,064	) $	(337)	$4,756		$(59,079	) $	(2,013	) $	(2,262	) $	(5,569	) $		(4,472	) $	(1,841)
Shares:
Sold	351		–	1,585		5,199		71		105		456			647		821
Reinvested	43		–	119		972		7		9		44			28		77
Redeemed	(479)		(27)	(1,309)		(11,040)		(243)		(300)		(961)			(1,049)		(1,052)
Net Increase (Decrease)	(85)		(27)	395		(4,869)		(165)		(186)		(461)			(374)		(154)

Distributions:
Period Ended April 30, 2016
From net investment income $	(498)		N/A	$(1,413	) $	(10,042	) $	(55	) $	(82	) $	(404	) $		(267	) $	(774)
From net realized gain on
investments	–		N/A	–		–		–		–		–			–		–
Total Dividends and Distributions $	(498)		N/A	$(1,413	) $	(10,042	) $	(55	) $	(82	) $	(404	) $		(267	) $	(774)
Year Ended October 31, 2015
From net investment income $	(527	) $	(3)	$(1,417	) $	(11,655	) $	(84	) $	(104	) $	(519	) $		(337	) $	(921)
From net realized gain on
investments	–		–	–		–		–		–		–			–		–
Total Dividends and Distributions $	(527	) $	(3)	$(1,417	) $	(11,655	) $	(84	) $	(104	) $	(519	) $		(337	) $	(921)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	Real Estate Securities Fund

Period Ended	Year Ended
April 30, 2016	October 31, 2015
Operations
Net investment income (loss)	$	32,495	$	31,884
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements	57,562	133,162
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	5,394	(35,358)
Net Increase (Decrease) in Net Assets Resulting from Operations	95,451	129,688

Dividends and Distributions to Shareholders
From net investment income	(21,358)	(30,710)
From net realized gain on investments	(125,834)	(20,461)
Total Dividends and Distributions	(147,192)	(51,171)

Capital Share Transactions
Net increase (decrease) in capital share transactions	333,043	257,056
Total Increase (Decrease) in Net Assets	281,302	335,573

Net Assets
Beginning of period	2,370,286	2,034,713
End of period (including undistributed net investment income as set forth below)	$2,651,588	$2,370,286
Undistributed (overdistributed) net investment income (loss)	$	14,430	$	3,293

Class A	Class B(a)	Class C	Class J	Class P	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$68,062	N/A	$7,069	$13,095	$37,644	$338,114	$1,711	$5,730	$11,518	$10,092	$44,161
Reinvested	16,127	N/A	2,287	11,096	4,204	78,321	400	805	3,979	5,650	9,170
Redeemed	(39,419)	N/A	(4,713)	(13,914)	(17,014)	(182,610)	(1,412)	(3,968)	(10,003)	(39,813)	(23,326)
Net Increase (Decrease)	$44,770	N/A	$4,643	$10,277	$24,834	$233,825	$699	$2,567	$5,494	$(24,071	) $	30,005
Shares:
Sold	3,045	N/A	322	598	1,706	15,194	78	268	525	466	2,006
Reinvested	726	N/A	105	513	189	3,518	18	38	183	263	425
Redeemed	(1,787)	N/A	(216)	(644)	(765)	(8,257)	(65)	(186)	(462)	(1,855)	(1,084)
Net Increase (Decrease)	1,984	N/A	211	467	1,130	10,455	31	120	246	(1,126)	1,347
Year Ended October 31, 2015
Dollars:
Sold	$171,316	$65	$16,496	$34,665	$69,916	$561,722	$2,386	$7,413	$27,701	$54,787	$53,147
Reinvested	4,797	38	439	4,061	1,153	28,961	125	279	1,204	1,651	3,941
Redeemed	(101,123)	(4,007)	(10,057)	(49,090)	(42,082)	(430,645)	(2,930)	(8,893)	(23,329)	(33,484)	(83,567)
Net Increase (Decrease)	$74,990	$(3,904)	$6,878	$(10,364)	$28,987	$160,038	$(419)	$(1,201)	$5,576	$22,954	$	(26,479)
Shares:
Sold	7,277	3	722	1,522	2,980	24,308	104	332	1,222	2,483	2,355
Reinvested	211	2	20	183	51	1,274	5	13	54	75	178
Redeemed	(4,414)	(168)	(443)	(2,205)	(1,849)	(18,856)	(130)	(405)	(1,031)	(1,517)	(3,772)
Net Increase (Decrease)	3,074	(163)	299	(500)	1,182	6,726	(21)	(60)	245	1,041	(1,239)

Distributions:
Period Ended April 30, 2016
From net investment income $	(2,165)	N/A	$(160)	$(1,517)	$(732)	$ (14,207)	$(37)	$(119)	$(471)	$(600)	$(1,350)
From net realized gain on
investments	(15,463)	N/A	(2,277)	(9,587)	(3,871)	(76,930)	(363)	(965)	(3,508)	(5,050)	(7,820)
Total Dividends and Distributions	$ (17,628)	N/A	$(2,437)	$ (11,104) $	(4,603)	$ (91,137)	$(400	) $	(1,084	) $	(3,979)	$(5,650)	$(9,170)
Year Ended October 31, 2015
From net investment income $	(3,001)	$(4)	$(138)	$(2,217)	$(864)	$ (20,461)	$(50)	$(151)	$(619)	$(947)	$(2,258)
From net realized gain on
investments	(2,088)	(35)	(339)	(1,848)	(447)	(12,483)	(75)	(174)	(585)	(704)	(1,683)
Total Dividends and Distributions $	(5,089)	$(39)	$(477)	$(4,065)	$(1,311)	$ (32,944)	$(125)	$(325)	$(1,204)	$(1,651)	$(3,941)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									SAM Balanced Portfolio

								Period Ended			Year Ended
								April 30, 2016		October 31, 2015
Operations
Net investment income (loss)								$	50,622	$		92,235
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									105,172		306,172
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									(161,702)		(347,591)
		Net Increase (Decrease) in Net Assets Resulting from Operations							(5,908)			50,816

Dividends and Distributions to Shareholders
From net investment income									(48,659)			(94,484)
From net realized gain on investments									(302,643)		(114,369)
					Total Dividends and Distributions				(351,302)		(208,853)

Capital Share Transactions
Net increase (decrease) in capital share transactions									255,248		111,957
				Total Increase (Decrease) in Net Assets					(101,962)			(46,080)

Net Assets
Beginning of period									4,863,352		4,909,432
End of period (including undistributed net investment income as set forth below)									$4,761,390		$4,863,352
Undistributed (overdistributed) net investment income (loss)								$	1,963	$		–

	Class A	Class B(a)	Class C	Class J	Class P	Institutional	R-1	R-2	R-3	R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$98,924	N/A	$51,435	$68,896	$3,979	$38,734	$431	$568	$8,185	$2,953		$11,180
Reinvested	150,148	N/A	52,092	74,011	348	58,216	264	357	4,775	2,834		5,267
Redeemed	(143,581)	N/A	(57,288)	(79,044)	(2,433)	(59,382)	(595)	(866)	(8,943)	(9,516)		(16,701)
Net Increase (Decrease)	$105,491	N/A	$46,239	$63,863	$1,894	$37,568	$100	$59	$4,017	$(3,729	) $	(254)
Shares:
Sold	6,762	N/A	3,540	4,853	277	2,685	30	42	568	206		760
Reinvested	10,291	N/A	3,619	5,224	24	4,044	18	25	333	197		366
Redeemed	(9,824)	N/A	(3,993)	(5,582)	(175)	(4,154)	(43)	(58)	(608)	(657)		(1,128)
Net Increase (Decrease)	7,229	N/A	3,166	4,495	126	2,575	5	9	293	(254)		(2)
Year Ended October 31, 2015(b)
Dollars:
Sold	$297,970	$187	$131,222	$147,888	$4,130	$109,627	$595	$1,349	$15,803	$8,254		$18,056
Reinvested	87,837	2,542	25,846	43,921	4	36,411	171	333	2,588	2,337		5,053
Redeemed	(277,000)	(79,100)	(102,666)	(145,800)	(372)	(127,425)	(1,555)	(5,244)	(9,607)	(24,695)		(56,703)
Net Increase (Decrease)	$108,807	$(76,371)	$54,402	$46,009	$3,762	$18,613	$(789)	$(3,562)	$8,784	$(14,104)		$(33,594)
Shares:
Sold	18,474	12	8,257	9,448	267	7,003	38	85	995	521		1,153
Reinvested	5,532	160	1,647	2,844	–	2,323	11	21	166	149		323
Redeemed	(17,237)	(4,861)	(6,462)	(9,341)	(24)	(8,023)	(98)	(328)	(608)	(1,558)		(3,692)
Net Increase (Decrease)	6,769	(4,689)	3,442	2,951	243	1,303	(49)	(222)	553	(888)		(2,216)

Distributions:
Period Ended April 30, 2016
From net investment income	$ (21,265)	N/A	$(5,078)	$ (11,149)	$(59)	$(9,275)	$(29)	$(42)	$(616)	$(381)		$(765)
From net realized gain on
investments	(130,829)	N/A	(47,951)	(62,954)	(289)	(48,956)	(235)	(315)	(4,159)	(2,453)		(4,502)
Total Dividends and Distributions	$ (152,094)	N/A	$(53,029)	$ (74,103)	$ (348)	$ (58,231)	$(264)	$(357)	$(4,775)	$(2,834)		$(5,267)
Year Ended October 31, 2015(b)
From net investment income	$ (40,952) $	(861)	$(9,266)	$ (20,597)	$(4) $	(18,112)	$(64)	$(129)	$(1,119)	$(1,012)		$(2,368)
From net realized gain on
investments	(48,036)	(1,720)	(17,140)	(23,370)	–	(18,313)	(107)	(204)	(1,469)	(1,325)		(2,685)
Total Dividends and Distributions	$ (88,988) $	(2,581)	$ (26,406)	$ (43,967) $	(4) $	(36,425)	$(171)	$(333)	$(2,588)	$(2,337)		$(5,053)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.
(b)	Period from August 24, 2015, date operations commenced, through October 31, 2015 for Class P shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									SAM Conservative Balanced Portfolio

									Period Ended			Year Ended
									April 30, 2016			October 31, 2015
Operations
Net investment income (loss)											$21,197		$35,688
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											24,851		66,318
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											(37,572)		(88,490)
		Net Increase (Decrease) in Net Assets Resulting from Operations									8,476		13,516

Dividends and Distributions to Shareholders
From net investment income											(20,640)		(36,898)
From net realized gain on investments											(66,439)		(26,236)
						Total Dividends and Distributions					(87,079)		(63,134)

Capital Share Transactions
Net increase (decrease) in capital share transactions									109,858				76,968
				Total Increase (Decrease) in Net Assets							31,255		27,350

Net Assets
Beginning of period									1,677,415			1,650,065
End of period (including undistributed net investment income as set forth below)									$1,708,670			$1,677,415
Undistributed (overdistributed) net investment income (loss)											$1,945		$1,388

	Class A	Class B(a)	Class C	Class J		Class P	Institutional	R-1	R-2		R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$44,178	N/A $	22,965	$44,555		$727	$46,215	$336	$190		$1,565	$1,695	$5,788
Reinvested	26,193	N/A	12,503	28,372		73	15,717	146	71		886	922	1,473
Redeemed	(40,859)	N/A	(24,671)	(45,886)		(1,106)	(20,018)	(697)	(395)		(3,814)	(3,540)	(3,726)
Net Increase (Decrease)	$29,512	N/A $	10,797	$27,041		$(306)	$41,914	$(215)	$(134	) $	(1,363)	$(923)	$3,535
Shares:
Sold	3,863	N/A	2,041	3,946		65	4,195	30	18		139	150	513
Reinvested	2,307	N/A	1,113	2,528		6	1,396	13	6		79	82	131
Redeemed	(3,606)	N/A	(2,193)	(4,106)		(95)	(1,781)	(63)	(35)		(338)	(314)	(325)
Net Increase (Decrease)	2,564	N/A	961	2,368		(24)	3,810	(20)	(11)		(120)	(82)	319
Year Ended October 31, 2015(b)
Dollars:
Sold	$99,927	$125	$60,353	$97,001		$1,938	$44,564	$589	$743		$4,522	$6,453	$10,344
Reinvested	18,746	333	7,540	20,833		4	12,027	96	85		734	782	1,418
Redeemed	(82,165)	(13,686)	(38,241)	(94,285)		(67)	(46,140)	(488)	(1,995)		(7,537)	(9,413)	(18,172)
Net Increase (Decrease)	$36,508	$ (13,228) $	29,652	$23,549		$1,875	$10,451	$197	$(1,167	) $	(2,281)	$(2,178)	$(6,410)
Shares:
Sold	8,174	10	4,987	8,025		164	3,703	49	62		373	533	856
Reinvested	1,550	28	629	1,741		–	1,002	8	7		61	65	118
Redeemed	(6,736)	(1,107)	(3,165)	(7,811)		(6)	(3,813)	(41)	(164)		(623)	(776)	(1,527)
Net Increase (Decrease)	2,988	(1,069)	2,451	1,955		158	892	16	(95)		(189)	(178)	(553)

Distributions:
Period Ended April 30, 2016
From net investment income $	(6,342)	N/A $	(2,309)	$(7,001	) $	(18)	$(4,165)	$(28)	$(14	) $	(190)	$(212)	$(361)
From net realized gain on
investments	(20,247)	N/A	(10,478)	(21,414)		(55)	(11,552)	(118)	(57)		(696)	(710)	(1,112)
Total Dividends and Distributions	$ (26,589)	N/A $	(12,787)	$ (28,415) $		(73)	$(15,717)	$(146)	$(71	) $	(886)	$(922)	$(1,473)
Year Ended October 31, 2015(b)
From net investment income	$ (11,290) $	(138)	$(3,823)	$ (12,395) $		(4)	$(7,453)	$(50)	$(44	) $	(404)	$(446)	$(851)
From net realized gain on
investments	(7,770)	(202)	(3,907)	(8,463)		–	(4,574)	(46)	(41)		(330)	(336)	(567)
Total Dividends and Distributions	$ (19,060) $	(340)	$(7,730)	$ (20,858) $		(4)	$(12,027)	$(96)	$(85	) $	(734)	$(782)	$(1,418)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.
(b)	Period from August 24, 2015, date operations commenced, through October 31, 2015 for Class P shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									SAM Conservative Growth Portfolio

									Period Ended				Year Ended
									April 30, 2016				October 31, 2015
Operations
Net investment income (loss)											$26,886		$		51,222
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											94,525		297,635
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									(151,291)				(316,879)
		Net Increase (Decrease) in Net Assets Resulting from Operations									(29,880)				31,978

Dividends and Distributions to Shareholders
From net investment income											(25,969)				(52,728)
From net realized gain on investments									(290,387)				(102,365)
						Total Dividends and Distributions			(316,356)				(155,093)

Capital Share Transactions
Net increase (decrease) in capital share transactions									211,187						34,828
					Total Increase (Decrease) in Net Assets				(135,049)						(88,287)

Net Assets
Beginning of period									3,184,432				3,272,719
End of period (including undistributed net investment income as set forth below)									$3,049,383				$3,184,432
Undistributed (overdistributed) net investment income (loss)											$2,119		$		1,202

	Class A	Class B(a)		Class C	Class J	Class P	Institutional	R-1	R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$50,710	N/A		$27,293	$31,628	$1,914	$14,248	$232	$480		$1,719		$1,707		$6,059
Reinvested	145,641	N/A		51,979	51,098	340	54,023	305	478		2,864		1,891		4,531
Redeemed	(99,435)	N/A		(38,613)	(37,878)	(806)	(44,557)	(342)	(1,021)		(4,510)		(3,905)		(6,886)
Net Increase (Decrease)	$96,916	N/A		$40,659	$44,848	$1,448	$23,714	$195	$(63	) $	73	$	(307	) $	3,704
Shares:
Sold	3,126	N/A		1,789	1,992	122	878	16	32		109		109		373
Reinvested	9,022	N/A		3,445	3,263	21	3,406	19	31		183		120		288
Redeemed	(6,125)	N/A		(2,556)	(2,418)	(51)	(2,830)	(23)	(64)		(285)		(239)		(408)
Net Increase (Decrease)	6,023	N/A		2,678	2,837	92	1,454	12	(1)		7		(10)		253
Year Ended October 31, 2015(b)
Dollars:
Sold	$192,880	$128		$67,814	$72,559	$2,909	$62,339	$711	$1,627		$6,561		$6,067		$12,921
Reinvested	69,639	2,102		23,076	24,520	–	26,906	192	392		1,226		1,179		4,218
Redeemed	(193,303)	(59,776)		(70,964)	(77,500)	(73)	(72,993)	(1,812)	(4,943)		(3,635)		(10,305)		(49,834)
Net Increase (Decrease)	$69,216	$(57,546)		$19,926	$19,579	$2,836	$16,252	$(909)	$(2,924)		$4,152		$(3,059)		$ (32,695)
Shares:
Sold	10,439	7		3,896	4,056	165	3,510	39	91		365		337		725
Reinvested	3,843	120		1,351	1,392	–	1,510	11	22		70		66		238
Redeemed	(10,520)	(3,287)		(4,090)	(4,340)	(4)	(4,044)	(103)	(275)		(203)		(576)		(2,875)
Net Increase (Decrease)	3,762	(3,160)		1,157	1,108	161	976	(53)	(162)		232		(173)		(1,912)

Distributions:
Period Ended April 30, 2016
From net investment income	$ (12,787)	N/A		$(1,026)	$(4,969)	$(39)	$(6,411)	$(7)	$(12)		$(201)		$(147)		$(370)
From net realized gain on
investments	(134,556)	N/A		(52,427)	(46,145)	(301)	(47,624)	(298)	(468)		(2,663)		(1,744)		(4,161)
Total Dividends and Distributions	$ (147,343)	N/A	$	(53,453)	$(51,114)	$(340)	$ (54,035)	$(305)	$(480)		$(2,864)		$(1,891)		$(4,531)
Year Ended October 31, 2015(b)
From net investment income	$ (24,700) $	(348)		$(5,773)	$(8,800)	$–	$(10,601)	$(52)	$(117)		$(388)		$(412)		$(1,537)
From net realized gain on
investments	(45,829)	(1,779)		(18,013)	(15,731)	–	(16,312)	(140)	(275)		(838)		(767)		(2,681)
Total Dividends and Distributions	$ (70,529) $	(2,127)		$(23,786)	$(24,531)	$–	$(26,913)	$(192)	$(392)		$(1,226)		$(1,179)		$(4,218)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.
(b)	Period from August 24, 2015, date operations commenced, through October 31, 2015 for Class P shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									SAM Flexible Income Portfolio

									Period Ended				Year Ended
									April 30, 2016				October 31, 2015
Operations
Net investment income (loss)									$		33,774		$	55,748
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											14,191			56,598
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											(20,903)			(111,997)
		Net Increase (Decrease) in Net Assets Resulting from Operations									27,062			349

Dividends and Distributions to Shareholders
From net investment income											(34,462)			(54,855)
From net realized gain on investments											(56,712)			(21,877)
					Total Dividends and Distributions						(91,174)			(76,732)

Capital Share Transactions
Net increase (decrease) in capital share transactions										117,499				261,763
				Total Increase (Decrease) in Net Assets							53,387			185,380

Net Assets
Beginning of period										2,255,466				2,070,086
End of period (including undistributed net investment income as set forth below)										$2,308,853				$2,255,466
Undistributed (overdistributed) net investment income (loss)									$		404		$	1,092
	Class A	Class B(a)	Class C	Class J	Class P	Institutional	R-1		R-2		R-3		R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$106,352	N/A	$37,627	$107,633	$4,297	$12,487	$166		$33		$743		$1,078	$3,162
Reinvested	33,650	N/A	12,485	35,274	297	7,251	28		32		380		312	691
Redeemed	(102,497)	N/A	(39,694)	(77,853)	(1,193)	(19,723)	(13)		(73)		(2,525)		(1,310)	(1,598)
Net Increase (Decrease)	$37,505	N/A	$10,418	$65,054	$3,401	$15	$181		$(8	) $	(1,402	) $	80	$2,255
Shares:
Sold	9,053	N/A	3,246	9,287	360	1,073	14		3		63		93	273
Reinvested	2,885	N/A	1,081	3,048	26	623	2		2		33		27	60
Redeemed	(8,785)	N/A	(3,413)	(6,747)	(102)	(1,694)	(1)		(6)		(218)		(114)	(138)
Net Increase (Decrease)	3,153	N/A	914	5,588	284	2	15		(1)		(122)		6	195
Year Ended October 31, 2015(b)
Dollars:
Sold	$222,826	$126	$97,577	$250,254	$4,676	$31,072	$161		$416		$3,322		$2,276	$4,492
Reinvested	29,207	307	9,283	28,565	11	7,076	23		32		375		383	780
Redeemed	(175,907)	(16,876)	(58,992)	(125,499)	(71)	(34,505)	(224)		(715)		(3,737)		(6,527)	(8,424)
Net Increase (Decrease)	$76,126	$(16,443)	$47,868	$153,320	$4,616	$3,643	$(40	) $	(267	) $	(40	) $	(3,868)	$(3,152)
Shares:
Sold	17,909	10	7,925	20,289	386	2,513	13		33		267		184	363
Reinvested	2,357	25	756	2,323	1	573	2		3		31		31	63
Redeemed	(14,180)	(1,342)	(4,802)	(10,197)	(6)	(2,795)	(18)		(57)		(302)		(527)	(692)
Net Increase (Decrease)	6,086	(1,307)	3,879	12,415	381	291	(3)		(21)		(4)		(312)	(266)

Distributions:
Period Ended April 30, 2016
From net investment income	$ (12,974)	N/A	$(4,026)	$ (13,901) $	(116)	$(2,903)	$(10)		$(11)		$(131	) $	(116)	$(274)
From net realized gain on
investments	(21,175)	N/A	(8,654)	(21,453)	(181)	(4,348)	(18)		(21)		(249)		(196)	(417)
Total Dividends and Distributions	$ (34,149)	N/A	$(12,680)	$ (35,354)	$(297)	$(7,251)	$(28)		$(32)		$(380	) $	(312)	$(691)
Year Ended October 31, 2015(b)
From net investment income	$ (21,358) $	(146)	$(6,118)	$ (20,889) $	(11)	$(5,225)	$(15)		$(22)		$(257	) $	(258)	$(556)
From net realized gain on
investments	(8,287)	(167)	(3,335)	(7,749)	–	(1,854)	(8)		(10)		(118)		(125)	(224)
Total Dividends and Distributions	$ (29,645) $	(313)	$(9,453)	$ (28,638) $	(11)	$(7,079)	$(23)		$(32)		$(375	) $	(383)	$(780)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.
(b)	Period from August 24, 2015, date operations commenced, through October 31, 2015 for Class P shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									SAM Strategic Growth Portfolio

									Period Ended					Year Ended
									April 30, 2016					October 31, 2015
Operations
Net investment income (loss)									$		20,512			$		35,133
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											61,854				225,188
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										(114,120)					(242,500)
		Net Increase (Decrease) in Net Assets Resulting from Operations									(31,754)					17,821

Dividends and Distributions to Shareholders
From net investment income											(17,512)					(34,985)
From net realized gain on investments										(220,872)						(94,070)
					Total Dividends and Distributions					(238,384)					(129,055)

Capital Share Transactions
Net increase (decrease) in capital share transactions										175,184						30,241
				Total Increase (Decrease) in Net Assets							(94,954)					(80,993)

Net Assets
Beginning of period										1,932,184				2,013,177
End of period (including undistributed net investment income as set forth below)										$1,837,230				$1,932,184
Undistributed (overdistributed) net investment income (loss)									$		8,580			$		5,580
	Class A	Class B(a)	Class C	Class J	Class P	Institutional	R-1		R-2		R-3			R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$35,142	N/A	$15,492	$13,429	$332	$7,839	$204		$174		$1,762			$1,338		$2,958
Reinvested	119,346	N/A	39,680	34,991	186	34,073	391		342		2,180			1,704		2,940
Redeemed	(68,262)	N/A	(21,088)	(20,185)	(178)	(18,279)	(238)		(56)		(2,735)			(2,805)		(5,493)
Net Increase (Decrease)	$86,226	N/A	$34,084	$28,235	$340	$23,633	$357		$460		$1,207	$		237		$405
Shares:
Sold	1,972	N/A	942	767	18	437	11		10		96			77		165
Reinvested	6,683	N/A	2,421	2,020	11	1,945	23		20		126			98		169
Redeemed	(3,820)	N/A	(1,291)	(1,162)	(10)	(1,053)	(14)		(3)		(150)			(158)		(313)
Net Increase (Decrease)	4,835	N/A	2,072	1,625	19	1,329	20		27		72			17		21
Year Ended October 31, 2015(b)
Dollars:
Sold	$127,786	$82	$38,193	$37,020	$1,439	$30,909	$659		$1,514		$4,399			$6,720		$9,769
Reinvested	62,495	2,452	19,822	18,748	–	18,927	258		294		1,126			1,260		2,320
Redeemed	(128,375)	(46,920)	(45,000)	(45,191)	(98)	(48,080)	(1,791)		(3,557)		(4,305)			(12,775)		(19,859)
Net Increase (Decrease)	$61,906	$(44,386)	$13,015	$10,577	$1,341	$1,756	$(874)		$(1,749)		$1,220			$(4,795)		$(7,770)
Shares:
Sold	6,059	4	1,958	1,809	72	1,540	31		74		216			327		480
Reinvested	3,030	127	1,034	933	–	934	13		15		56			62		115
Redeemed	(6,132)	(2,341)	(2,304)	(2,216)	(5)	(2,337)	(88)		(173)		(212)			(622)		(1,018)
Net Increase (Decrease)	2,957	(2,210)	688	526	67	137	(44)		(84)		60			(233)		(423)

Distributions:
Period Ended April 30, 2016
From net investment income $	(9,396)	N/A $	(1,000)	$(2,992)	$(19)	$(3,581)	$(15)		$(11)		$(142)			$(123)		$(233)
From net realized gain on
investments	(111,445)	N/A	(39,596)	(32,003)	(167)	(30,628)	(376)		(331)		(2,038)			(1,581)		(2,707)
Total Dividends and Distributions	$ (120,841)	N/A	$(40,596)	$ (34,995) $	(186)	$ (34,209)	$(391	) $	(342)		$(2,180)			$(1,704)		$(2,940)
Year Ended October 31, 2015(b)
From net investment income	$ (17,786) $	(350)	$(3,981)	$(5,395)	$–	$(6,050)	$(49)		$(69)		$(288)			$(337)		$(680)
From net realized gain on
investments	(45,478)	(2,128)	(16,319)	(13,354)	–	(12,956)	(209)		(225)		(838)			(923)		(1,640)
Total Dividends and Distributions	$ (63,264) $	(2,478)	$ (20,300)	$ (18,749) $	–	$(19,006)	$(258	) $	(294	) $	(1,126		) $	(1,260	) $	(2,320)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.
(b)	Period from August 24, 2015, date operations commenced, through October 31, 2015 for Class P shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									Short-Term Income Fund

									Period Ended			Year Ended
									April 30, 2016			October 31, 2015
Operations
Net investment income (loss)									$	25,644			$41,638
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										2,373			459
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										5,681			(13,080)
		Net Increase (Decrease) in Net Assets Resulting from Operations								33,698			29,017

Dividends and Distributions to Shareholders
From net investment income											(28,042)		(41,019)
From net realized gain on investments											(93)		(651)
					Total Dividends and Distributions						(28,135)		(41,670)

Capital Share Transactions
Net increase (decrease) in capital share transactions										113,353			289,518
				Total Increase (Decrease) in Net Assets						118,916			276,865

Net Assets
Beginning of period										2,815,041			2,538,176
End of period (including undistributed net investment income as set forth below)										$2,933,957			$2,815,041
Undistributed (overdistributed) net investment income (loss)									$	1,376			$3,774
	Class A	Class C	Class J	Class P	Institutional	R-1		R-2	R-3	R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$84,744	$17,407	$27,684	$58,036	$274,774	$62		$946	$4,407	$2,125		$2,718
Reinvested	2,544	352	1,154	689	22,094	7		13	92	111		103
Redeemed	(76,173)	(17,412)	(17,852)	(48,521)	(214,734)	(138)		(392)	(2,907)		(3,914)	(4,666)
Net Increase (Decrease)	$11,115	$347	$10,986	$10,204	$82,134	$(69	) $	567	$1,592	$(1,678	) $	(1,845)
Shares:
Sold	6,993	1,436	2,286	4,791	22,665	5		78	362	175		224
Reinvested	210	29	95	57	1,822	1		1	8	9		8
Redeemed	(6,284)	(1,435)	(1,474)	(4,006)	(17,722)	(12)		(32)	(240)		(323)	(385)
Net Increase (Decrease)	919	30	907	842	6,765	(6)		47	130		(139)	(153)
Year Ended October 31, 2015
Dollars:
Sold	$143,071	$26,015	$37,156	$89,972	$720,313	$498		$602	$4,762	$3,769		$5,638
Reinvested	3,484	389	1,570	947	33,356	9		17	126	183		147
Redeemed	(124,474)	(31,401)	(34,235)	(76,490)	(499,955)	(734)		(592)	(7,883)		(4,110)	(2,632)
Net Increase (Decrease)	$22,081	$(4,997)	$4,491	$14,429	$253,714	$(227	) $	27	$(2,995)	$(158	) $	3,153
Shares:
Sold	11,717	2,129	3,043	7,364	58,984	41		49	390	309		461
Reinvested	285	32	129	78	2,732	1		2	10	15		12
Redeemed	(10,189)	(2,569)	(2,804)	(6,263)	(40,933)	(60)		(49)	(645)		(337)	(215)
Net Increase (Decrease)	1,813	(408)	368	1,179	20,783	(18)		2	(245)		(13)	258

Distributions:
Period Ended April 30, 2016
From net investment income $	(2,818)	$(384)	$(1,159)	$(891)	$ (22,464)	$(7	) $	(14)	$(91)	$(111	) $	(103)
From net realized gain on
investments	(10)	(3)	(4)	(3)	(72)	–		–	(1)	–		–
Total Dividends and Distributions $	(2,828)	$(387)	$(1,163)	$(894)	$ (22,536)	$(7	) $	(14)	$(92)	$(111	) $	(103)
Year Ended October 31, 2015
From net investment income $	(3,787)	$(409)	$(1,558)	$(1,242)	$ (33,551)	$(9	) $	(17)	$(123)	$(179	) $	(144)
From net realized gain on
investments	(68)	(22)	(29)	(20)	(502)	–		–	(3)		(4)	(3)
Total Dividends and Distributions $	(3,855)	$(431)	$(1,587)	$(1,262)	$ (34,053)	$(9	) $	(17)	$(126)	$(183	) $	(147)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													SmallCap Fund

											Period Ended		Year Ended
											April 30, 2016		October 31, 2015
Operations
Net investment income (loss)											$	2,979	$	(559)
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements												1,466		31,616
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies												(36,918)		1,980
		Net Increase (Decrease) in Net Assets Resulting from Operations										(32,473)		33,037

Dividends and Distributions to Shareholders
From net realized gain on investments												(21,904)		(57,913)
								Total Dividends and Distributions				(21,904)		(57,913)

Capital Share Transactions
Net increase (decrease) in capital share transactions												(3,603)		114,771
						Total Increase (Decrease) in Net Assets						(57,980)		89,895

Net Assets
Beginning of period												598,977		509,082
End of period (including undistributed net investment income as set forth below)												$540,997		$598,977
Undistributed (overdistributed) net investment income (loss)											$	2,397	$	(582)
	Class A	Class B(a)		Class C		Class J		Class P	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$28,268	N/A		$6,760		$4,112		$3,855	$35,430	$488	$1,868	$6,759	$6,349	$4,397
Reinvested	8,191	N/A		1,005		7,383		203	3,104	117	100	442	402	693
Redeemed	(27,765)	N/A		(4,461)		(12,745)		(2,296)	(65,382)	(642)	(555)	(2,701)	(3,055)	(3,927)
Net Increase (Decrease)	$8,694	N/A		$3,304		$(1,250	) $	1,762	$(26,848)	$(37)	$1,413	$4,500	$3,696	$1,163
Shares:
Sold	1,471	N/A		382		223		194	1,779	25	102	346	316	214
Reinvested	422	N/A		56		397		10	151	6	6	23	20	34
Redeemed	(1,501)	N/A		(268)		(717)		(111)	(3,252)	(36)	(31)	(144)	(157)	(198)
Net Increase (Decrease)	392	N/A		170		(97)		93	(1,322)	(5)	77	225	179	50
Year Ended October 31, 2015
Dollars:
Sold	$63,659	$13		$11,775		$16,663		$7,846	$28,320	$1,048	$1,876	$6,126	$6,935	$10,174
Reinvested	21,091	328		1,864		23,309		9	7,837	274	313	727	455	1,324
Redeemed	(39,668)	(2,928)		(3,114)		(30,577)		(1,722)	(7,827)	(371)	(782)	(3,737)	(2,063)	(4,406)
Net Increase (Decrease)	$45,082	$(2,587)		$10,525		$9,395		$6,133	$28,330	$951	$1,407	$3,116	$5,327	$7,092
Shares:
Sold	2,992	1		598		814		349	1,271	50	90	288	319	477
Reinvested	1,084	19		103		1,247		1	382	15	16	37	23	65
Redeemed	(1,887)	(157)		(158)		(1,508)		(77)	(345)	(18)	(38)	(176)	(96)	(201)
Net Increase (Decrease)	2,189	(137)		543		553		273	1,308	47	68	149	246	341

Distributions:
Period Ended April 30, 2016
From net investment income $	–	N/A $		– $		– $		–	$–	$–	$–	$–	$–	$–
From net realized gain on
investments	(8,349)	N/A		(1,034)		(7,387)		(205)	(3,105)	(117)	(170)	(442)	(402)	(693)
Total Dividends and Distributions $	(8,349)	N/A		$(1,034	) $	(7,387	) $	(205)	$(3,105)	$(117)	$(170)	$(442)	$(402)	$(693)
Year Ended October 31, 2015
From net investment income $	–	$–	$	– $		– $		–	$–	$–	$–	$–	$–	$–
From net realized gain on
investments	(21,322)	(330)		(1,913)		(23,316)		(9)	(7,838)	(274)	(405)	(727)	(455)	(1,324)
Total Dividends and Distributions	$ (21,322) $	(330)		$(1,913) $		(23,316) $		(9)	$(7,838)	$(274)	$(405)	$(727)	$(455)	$(1,324)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								SmallCap Growth Fund I

								Period Ended		Year Ended
								April 30, 2016		October 31, 2015
Operations
Net investment income (loss)									$(2,763)	$(9,445)
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									121	208,844
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									(68,670)	(154,109)
		Net Increase (Decrease) in Net Assets Resulting from Operations							(71,312)	45,290

Dividends and Distributions to Shareholders
From net realized gain on investments									(137,062)	(277,883)
					Total Dividends and Distributions				(137,062)	(277,883)

Capital Share Transactions
Net increase (decrease) in capital share transactions									11,755	9,794
				Total Increase (Decrease) in Net Assets					(196,619)	(222,799)

Net Assets
Beginning of period									1,623,656	1,846,455
End of period (including undistributed net investment income as set forth below)									$1,427,037	$1,623,656
Undistributed (overdistributed) net investment income (loss)									$(7,310)	$(4,547)
	Class J	Institutional	R-1	R-2	R-3	R-4	R-5	R-6
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$2,869	$62,084	$227	$1,012	$1,463	$1,245	$4,585	$121
Reinvested	5,518	123,295	283	509	1,830	1,326	3,284	1
Redeemed	(5,796)	(176,293)	(749)	(1,885)	(3,153)	(3,396)	(6,625)	–
Net Increase (Decrease)	$2,591	$9,086	$(239)	$(364)	$140	$(825)	$1,244	$122
Shares:
Sold	341	5,957	25	116	162	131	443	11
Reinvested	650	11,240	30	56	191	132	315	–
Redeemed	(707)	(16,870)	(82)	(203)	(329)	(334)	(645)	–
Net Increase (Decrease)	284	327	(27)	(31)	24	(71)	113	11
Year Ended October 31, 2015(a)
Dollars:
Sold	$18,689	$259,582	$1,066	$2,657	$8,462	$6,158	$10,791	$10
Reinvested	11,184	249,057	570	1,247	3,725	3,095	6,706	2
Redeemed	(20,688)	(517,984)	(1,258)	(3,277)	(10,163)	(7,472)	(12,365)	–
Net Increase (Decrease)	$9,185	$(9,345)	$378	$627	$2,024	$1,781	$5,132	$12
Shares:
Sold	1,821	19,871	95	248	757	520	888	1
Reinvested	1,214	21,526	56	127	363	289	606	–
Redeemed	(2,067)	(38,783)	(113)	(311)	(898)	(660)	(1,048)	–
Net Increase (Decrease)	968	2,614	38	64	222	149	446	1

Distributions:
Period Ended April 30, 2016
From net investment income $	–	$ –	$–	$–	$–	$–	$–	$–
From net realized gain on
investments	(5,518)	(124,295)	(283)	(525)	(1,830)	(1,326)	(3,284)	(1)
Total Dividends and Distributions $	(5,518)	$ (124,295)	$(283)	$(525)	$(1,830)	$(1,326)	$(3,284)	$(1)
Year Ended October 31, 2015(a)
From net investment income $	–	$ –	$–	$–	$–	$–	$–	$–
From net realized gain on
investments	(11,186)	(251,293)	(570)	(1,306)	(3,725)	(3,095)	(6,706)	(2)
Total Dividends and Distributions	$ (11,186)	$ (251,293)	$(570)	$(1,306)	$(3,725)	$(3,095)	$(6,706)	$(2)

(a)	Period from November 25, 2014, date operations commenced, through October 31, 2015 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													SmallCap S&P 600 Index Fund

													Period Ended	Year Ended
													April 30, 2016	October 31, 2015
Operations
Net investment income (loss)													$6,682	$11,430
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													38,597	87,362
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													(30,117)	(72,139)
			Net Increase (Decrease) in Net Assets Resulting from Operations										15,162	26,653

Dividends and Distributions to Shareholders
From net investment income													(11,706)	(9,853)
From net realized gain on investments													(77,164)	(71,123)
								Total Dividends and Distributions					(88,870)	(80,976)

Capital Share Transactions
Net increase (decrease) in capital share transactions													60,078	119,894
						Total Increase (Decrease) in Net Assets							(13,630)	65,571

Net Assets
Beginning of period													1,130,652	1,065,081
End of period (including undistributed net investment income as set forth below)													$1,117,022	$1,130,652
Undistributed (overdistributed) net investment income (loss)													$3,474	$8,498
	Class J		Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$7,659		$60,887	$2,069		$3,843		$13,421		$10,638		$22,385
Reinvested	11,205		46,396	879		1,100		9,101		6,373		13,752
Redeemed	(9,408)		(61,288)	(1,955)		(3,411)		(21,905)		(18,733)		(32,930)
Net Increase (Decrease)	$9,456		$45,995	$993		$1,532		$617		$(1,722	) $	3,207
Shares:
Sold	369		2,859	96		173		612		473		991
Reinvested	538		2,126	41		50		411		285		612
Redeemed	(458)		(2,821)	(94)		(154)		(990)		(870)		(1,458)
Net Increase (Decrease)	449		2,164	43		69		33		(112)		145
Year Ended October 31, 2015
Dollars:
Sold	$13,510		$ 170,441	$3,160		$3,425		$31,156		$21,188		$36,334
Reinvested	11,030		38,183	944		1,308		9,383		6,428		13,620
Redeemed	(23,412)		(82,531)	(5,968)		(8,059)		(41,786)		(25,635)		(52,825)
Net Increase (Decrease)	$1,128		$ 126,093	$(1,864	) $	(3,326	) $	(1,247	) $	1,981		$(2,871)
Shares:
Sold	575		7,016	131		138		1,256		846		1,450
Reinvested	488		1,616	41		55		392		266		561
Redeemed	(1,000)		(3,375)	(247)		(332)		(1,682)		(1,037)		(2,118)
Net Increase (Decrease)	63		5,257	(75)		(139)		(34)		75		(107)

Distributions:
Period Ended April 30, 2016
From net investment income $	(1,356)		$(7,045)	$(43	)$	(64	) $	(776	) $	(701	) $	(1,721)
From net realized gain on
investments	(9,855)		(39,406)	(836)		(1,036)		(8,328)		(5,672)		(12,031)
Total Dividends and Distributions	$ (11,211) $		(46,451)	$(879	) $	(1,100	) $	(9,104	) $	(6,373) )		$ (13,752
Year Ended October 31, 2015
From net investment income $	(1,165	) $	(5,551)	$(33	)$	(67	) $	(775	) $	(679	) $	(1,583)
From net realized gain on
investments	(9,867)		(32,708)	(911)		(1,241)		(8,609)		(5,750)		(12,037)
Total Dividends and Distributions	$ (11,032) $		(38,259)	$(944	) $	(1,308	) $	(9,384	) $	(6,429)		$ (13,620)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands														SmallCap Value Fund II

														Period Ended				Year Ended
														April 30, 2016				October 31, 2015
Operations
Net investment income (loss)																$3,636			$7,869
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements																19,061			175,277
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies																(22,356)			(169,808)
			Net Increase (Decrease) in Net Assets Resulting from Operations													341			13,338

Dividends and Distributions to Shareholders
From net investment income																(8,870)			(4,369)
From net realized gain on investments														(129,070)					(136,041)
								Total Dividends and Distributions						(137,940)					(140,410)

Capital Share Transactions
Net increase (decrease) in capital share transactions																72,858			(111,118)
							Total Increase (Decrease) in Net Assets									(64,741)			(238,190)

Net Assets
Beginning of period														1,324,606					1,562,796
End of period (including undistributed net investment income as set forth below)														$1,259,865					$1,324,606
Undistributed (overdistributed) net investment income (loss)																$171			$5,405
	Class A		Class J		Class P		Institutional	R-1		R-2		R-3		R-4		R-5		R-6
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$735		$668		$6,147		$93,019	$170		$1,163		$3,249		$1,740		$2,859		$946
Reinvested	267		1,919		25		130,153	189		280		1,247		1,275		2,233		8
Redeemed	(658)		(1,275)		(327)		(160,808)	(196)		(1,187)		(1,975)		(5,335)		(3,651)		(22)
Net Increase (Decrease)	$344		$1,312		$5,845		$62,364	$163		$256		$2,521		$(2,320	) $	1,441		$932
Shares:
Sold	63		62		549		8,481	17		108		303		153		262		86
Reinvested	24		177		2		11,706	18		27		116		118		204		1
Redeemed	(59)		(117)		(30)		(14,332)	(20)		(106)		(184)		(536)		(316)		(2)
Net Increase (Decrease)	28		122		521		5,855	15		29		235		(265)		150		85
Year Ended October 31, 2015(a)
Dollars:
Sold	$2,557		$2,113		$35		$ 182,968	$402		$1,246		$3,363		$2,347		$5,776		$10
Reinvested	70		2,120		2		132,327	211		485		1,213		1,393		2,475		1
Redeemed	(399)		(3,304)		–		(433,011)	(522)		(2,235)		(3,046)		(3,740)		(5,975)		–
Net Increase (Decrease)	$2,228		$929		$37		$ (117,716) $	91		$(504	) $	1,530	$	– $		2,276		$11
Shares:
Sold	192		164		3		13,702	31		100		261		181		441		1
Reinvested	6		172		–		10,497	18		41		99		113		199		–
Redeemed	(31)		(256)		–		(31,710)	(42)		(178)		(237)		(289)		(460)		–
Net Increase (Decrease)	167		80		3		(7,511)	7		(37)		123		5		180		1

Distributions:
Period Ended April 30, 2016
From net investment income $	(11	) $	(44	) $	(2	) $	(8,657)	$–	$	– $		(21	) $	(40	) $	(94	) $	(1)
From net realized gain on
investments	(256)		(1,875)		(23)		(121,780)	(189)		(340)		(1,226)		(1,235)		(2,139)		(7)
Total Dividends and Distributions $	(267	) $	(1,919	) $	(25) $		(130,437)	$(189)		$(340	) $	(1,247	) $	(1,275	) $	(2,233	) $	(8)
Year Ended October 31, 2015(a)
From net investment income $	(2	) $	– $		– $		(4,343)	$–	$	– $		– $		– $		(24	) $	–
From net realized gain on
investments	(68)		(2,120)		(2)		(128,097)	(211)		(485)		(1,213)		(1,393)		(2,451)		(1)
Total Dividends and Distributions $	(70	) $	(2,120	) $	(2) $		(132,440)	$(211)		$(485	) $	(1,213	) $	(1,393	) $	(2,475	) $	(1)

(a)	Period from November 25, 2014, date operations commenced, through October 31, 2015 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										Tax-Exempt Bond Fund

										Period Ended	Year Ended
										April 30, 2016	October 31, 2015
Operations
Net investment income (loss)										$5,565	$9,316
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										727	299
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										4,935	(2,628)
			Net Increase (Decrease) in Net Assets Resulting from Operations							11,227	6,987

Dividends and Distributions to Shareholders
From net investment income										(4,984)	(9,623)
									Total Dividends and Distributions	(4,984)	(9,623)

Capital Share Transactions
Net increase (decrease) in capital share transactions										82,725	35,992
							Total Increase (Decrease) in Net Assets			88,968	33,356

Net Assets
Beginning of period										251,199	217,843
End of period (including undistributed net investment income as set forth below)										$340,167	$251,199
Undistributed (overdistributed) net investment income (loss)										$1,249	$668
	Class A	Class B(a )			Class C		Class P		Institutional
Capital Share Transactions:
Period Ended April 30, 2016
Dollars:
Sold	$47,948		N/A		$12,132		$44,272		$2,631
Reinvested	3,584		N/A		210		261		21
Redeemed	(20,966)		N/A		(2,736)		(4,627)		(5)
Net Increase (Decrease)	$30,566		N/A		$9,606		$39,906		$2,647
Shares:
Sold	6,465		N/A		1,628		5,934		352
Reinvested	481		N/A		28		35		3
Redeemed	(2,822)		N/A		(368)		(620)		(1)
Net Increase (Decrease)	4,124		N/A		1,288		5,349		354
Year Ended October 31, 2015(b),(c)
Dollars:
Sold	$49,882		$–		$6,900		$9,906		$341
Reinvested	7,592		8		297		24		1
Redeemed	(35,976)		(715)		(2,210)		(58)		–
Net Increase (Decrease)	$21,498		$(707	) $	4,987		$9,872		$342
Shares:
Sold	6,772		–		936		1,357		47
Reinvested	1,029		1		40		3		–
Redeemed	(4,892)		(96)		(299)		(8)		–
Net Increase (Decrease)	2,909		(95)		677		1,352		47

Distributions:
Period Ended April 30, 2016
From net investment income $	(4,299)		N/A		$(270	) $	(394	) $	(21)
From net realized gain on
investments	–		N/A		–		–		–
Total Dividends and Distributions $	(4,299)		N/A		$(270	) $	(394	) $	(21)
Year Ended October 31, 2015(b),(c)
From net investment income $	(9,202	) $	(9)		$(387	) $	(24	) $	(1)
From net realized gain on
investments	–		–		–		–		–
Total Dividends and Distributions $	(9,202	) $	(9)		$(387	) $	(24	) $	(1)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.
(b)	Period from August 24, 2015, date operations commenced, through October 31, 2015 for Class P shares.
(c)	Period from May 18, 2015, date operations commenced, through October 31, 2015 for Institutional shares.

See accompanying notes.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for California Municipal Fund, Core Plus Bond Fund, Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Fund I, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, MidCap Value Fund III, Money Market Fund, Overseas Fund, Principal Capital Appreciation Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid Income Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Fund, SmallCap Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund II and Tax-Exempt Bond Fund (known as the "Funds") are presented herein. The Funds may offer up to eleven classes of shares: Class A, Class C, Class J, Class P, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6. Information presented in these financial statements pertains to Class J, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6 classes of shares. Certain detailed financial information for Class A, Class C, and Class P shares is provided separately.

Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services - Investment Companies. Each of the Funds was an investment company at all times during the year. The Funds have not provided financial support, and are not contractually required to provide financial support to any investee.

Effective November 25, 2014, the initial purchases of $10,000 of Class R-6 shares of Global Real Estate Securities Fund, Income Fund, LargeCap Growth Fund I, MidCap Value Fund III, SmallCap Growth Fund I, and SmallCap Value Fund II were made by Principal Management Corporation (the “Manager”).

Effective February 20, 2015, Bond & Mortgage Securities Fund acquired all the assets and assumed all the liabilities of Core Plus Bond Fund I pursuant to a plan of acquisition approved by shareholders on February 13, 2015. The purpose of the acquisition was to combine two funds managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a taxable exchange of 8,899,000 shares from Core Plus Bond Fund I for 7,568,000 shares valued at $82,846,000 of Bond & Mortgage Securities Fund at an approximate exchange rate of .85, .84, .85, .85, .84, and .85 for Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares, respectively. The investment securities of Core Plus Bond Fund I, with a fair value of approximately $82,437,000 were the primary assets acquired by Bond & Mortgage Securities Fund. For financial reporting purposes, assets received and shares issued by Bond & Mortgage Securities Fund were recorded at fair value. The aggregate net assets of Core Plus Bond Fund I and Bond & Mortgage Securities Fund immediately prior to the acquisition in accordance with U.S. GAAP were approximately $82,846,000 and $4,229,384,000, respectively. The aggregate net assets of Bond & Mortgage Securities Fund immediately following the acquisition were $4,312,230,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitations.

Assuming the acquisition had been completed on November 1, 2014, the beginning of the fiscal year for Bond & Mortgage Securities Fund, Bond & Mortgage Securities Fund’s pro forma results of operations for the year ended October 31, 2015, would have been $112,191,000 of net investment income, $54,712,000 of net realized and unrealized loss on investments, and $57,479,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Bond & Mortgage Securities Fund that have been included in Bond & Mortgage Securities Fund’s statement of operations since February 20, 2015.

Effective February 23, 2015, Class B shares discontinued operations and converted to Class A shares.

Effective February 27, 2015, the initial purchase of $10,000 of Institutional shares of California Municipal Fund was made by the Manager.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

1. Organization (Continued)

Effective April 24, 2015, Principal Capital Appreciation Fund acquired all the assets and assumed all the liabilities of LargeCap Blend Fund II pursuant to a plan of acquisition approved by shareholders on April 17, 2015. The purpose of the acquisition was to combine two funds managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 64,280,000 shares from LargeCap Blend Fund II for 8,398,000 shares valued at $508,620,000 of Principal Capital Appreciation Fund at an approximate exchange rate of .13 for Class J, Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares. The investment securities of LargeCap Blend Fund II, with a fair value of approximately $540,086,000 and a cost of $486,868,000, were the primary assets acquired by Principal Capital Appreciation Fund. For financial reporting purposes, assets received and shares issued by Principal Capital Appreciation Fund were recorded at fair value; however, the cost basis of the investments received from LargeCap Blend Fund II was carried forward to align ongoing reporting of Principal Capital Appreciation Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of LargeCap Blend Fund II and Principal Capital Appreciation Fund immediately prior to the acquisition in accordance with U.S. GAAP were approximately $508,620,000 ($5,882,000 of accumulated realized losses and $53,218,000 of unrealized appreciation), and $2,584,975,000, respectively. The aggregate net assets of Principal Capital Appreciation Fund immediately following the acquisition were $3,093,595,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitations.

Assuming the acquisition had been completed on November 1, 2014, the beginning of the fiscal year for Principal Capital Appreciation Fund, Principal Capital Appreciation Fund’s pro forma results of operations for the year ended October 31, 2015, would have been $38,239,000 of net investment income, $122,408,000 of net realized and unrealized gain on investments, and $160,647,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Principal Capital Appreciation Fund that have been included in Principal Capital Appreciation Fund’s statement of operations since April 24, 2015.

Effective May 18, 2015, the initial purchase of $10,000 of Institutional shares of Tax-Exempt Bond Fund was made by the Manager.

Effective August 24, 2015, the initial purchase of $10,000 of Class P shares of California Municipal Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio and Tax-Exempt Bond Fund were made by the Manager.

Effective August 24, 2015, the initial purchase of $10,000 of Class R-6 shares of Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, and Principal LifeTime Hybrid Income Fund were made by the Manager.

Effective August 31, 2015, Bond & Mortgage Securities Fund changed its name to Core Plus Bond Fund.

Effective August 31, 2015, SmallCap Blend Fund changed its name to SmallCap Fund.

Effective March 1, 2016, the initial purchase of $10,000 of R-3, R-4 & R-5 shares of Global Real Estate Securities Fund was made by the Manager.

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

2. Significant Accounting Policies (Continued)

Security Valuation. Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, and Principal LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”), Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, and Principal LifeTime Hybrid Income Fund (collectively, the “Principal LifeTime Hybrid Funds”), along with the SAM Balanced, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in Institutional Class shares of other series of Principal Funds, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

The Funds (with the exception of Money Market Fund, Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and the SAM Portfolios) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Money Market Fund values its securities, other than holdings of other publicly traded investment funds, at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Other publicly traded investment funds are valued at the funds’ net asset value. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

2. Significant Accounting Policies (Continued)

The following funds held securities denominated in foreign currencies that exceeded 5% of net assets of the fund:

Diversified		Global Real Estate		International Emerging
International Fund		Securities Fund		Markets Fund		International Fund I
Euro	23.6%	Japanese Yen	11.8%	Hong Kong Dollar	19.7%	Japanese Yen	24.3%
Japanese Yen	14.8	Euro	10.9	South Korean Won	16.2	Euro	17.8
British Pound	13.3	Hong Kong Dollar	7.2	New Taiwan Dollar	11.9	Hong Kong Dollar	12.4
Canadian Dollar	12.7	British Pound	6.8	South African Rand	9.1	British Pound	10.3
		Australian Dollar	5.2	Brazilian Real	7.3
				Indian Rupee	6.7

Overseas Fund
Euro	31.0%
British Pound	23.0
Japanese Yen	13.9
Swiss Franc	10.1

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

In addition to the expenses that each of the Principal LifeTime Funds, Prinicpal LifeTime Hybrid Funds and SAM Portfolios bear directly, each of the Principal LifeTime Funds, Principal LifeTime Hybrid Funds and SAM Portfolios indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Principal LifeTime Funds, Principal LifeTime Hybrid Funds and SAM Portfolios may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each of the Principal LifeTime Funds, Principal LifeTime Hybrid Funds and SAM Portfolios will vary. Expenses included in the statements of operations of the Principal LifeTime Funds, Principal LifeTime Hybrid Funds and SAM Portfolios reflect the expenses of each Principal LifeTime Fund, Principal LifeTime Hybrid Fund and SAM Portfolio and do not include any expenses associated with the Underlying Funds.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

2. Significant Accounting Policies (Continued)

Distributions to Shareholders. With respect to Money Market Fund, all net investment income and any realized gains from investment transactions are declared as dividends daily to settled shares of record as of that day. With respect to California Municipal Fund, Core Plus Bond Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, Short-Term Income Fund and Tax-Exempt Bond Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, redemptions-in-kind, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Global Real Estate Securities Fund and Real Estate Securities Fund receive substantial distributions from holdings in Real Estate Investment Trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of income and distributions for financial statement purposes.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended April 30, 2016, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2012-2015. No examinations are in progress at this time.

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations. In consideration of recent decisions rendered by European courts, the Funds have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty and timing of these reclaims, a corresponding receivable will only be recorded when both the amount is known and there are no significant uncertainties regarding collectability.

Gains realized upon the disposition of certain foreign securities held by the Funds may be subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statement of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated deferred tax liability for future gains on certain foreign securities. Any accrued tax liability is shown on the statement of assets and liabilities. At April 30, 2016, Diversified International Fund had no foreign tax refund receivable and had a deferred tax liability of $131,000 and International Emerging Markets Fund had a foreign tax refund receivable of $1,257,000 and had a deferred tax liability of $406,000 relating to foreign securities.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the period ended April 30, 2016, High Yield Fund, International Emerging Markets Fund, LargeCap Growth Fund, LargeCap Value Fund, MidCap Fund, and MidCap Value Fund I each borrowed from the Facility. Core Plus Bond Fund, Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, International Emerging Markets Fund, International Fund I, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund III, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, MidCap Value Fund III, Overseas Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund, Short-Term Income Fund, SmallCap Growth Fund I, and SmallCap Value Fund II each loaned to the Facility. The interest expense associated with these borrowings is included in other expenses on the statements of operations. The interest received is included in interest on the statements of operations.

In addition, certain of the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .10% on the amount of the line of credit. During the period ended April 30, 2016, Global Diversified Income Fund borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

Credit Linked Notes. Global Diversified Income Fund invests in structured notes whose market values are primarily derived from changes in the value of various credit indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the fund records a realized gain or loss.

Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

3. Operating Policies (Continued)

Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.

Core Plus Bond Fund, Global Diversified Income Fund, High Yield Fund, and Inflation Protection Fund have financial instruments that are subject to Master Netting Agreements or similar agreements.

As of April 30, 2016, financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows (amounts in thousands):

Fund: Core Plus Bond Fund
Financial Derivative Instruments: Over the Counter Summary

			Counterparty
			Brown Brothers
	Barclays		Harriman & Co.		Total
Assets*
Foreign Currency Contracts		$—	$27		$27
Total OTC		$—	$27		$27

Liabilities*
Foreign Currency Contracts	$(434)		$(963)		$(1,397)
Total OTC	$(434)		$(963)		$(1,397)

Net Market Value of OTC Derivatives	$(434)		$(936)		$(1,370)
Collateral (Received)/Pledged		—	—		—
Net Exposure	$(434)		$(936)		$(1,370)

Fund: Global Diversified Income Fund
Financial Derivative Instruments: Over the Counter Summary

			Counterparty
						Standard
						Chartered
				JP Morgan	Royal Bank	Bank –
	Bank of America	Credit Suisse	HSBC	Chase	of Scotland	Hong Kong	Total
Assets*
Foreign Currency Contracts	$86	$—	$—	$2,510	$832	$108	$3,536
Total OTC	$86	$—	$—	$2,510	$832	$108	$3,536

Liabilities*
Credit Default Swaps	$—	$(1,490)	$—	$(577)	$—	$—	$(2,067)
Foreign Currency Contracts	(1,121)	—	(251)	(7,915)	(240)	(4)	(9,531)
Total OTC	$(1,121)	$(1,490)	$(251)	$(8,492)	$(240)	$(4)	$(11,598)

Net Market Value of OTC Derivatives	$(1,035)	$(1,490)	$(251)	$(5,982)	$592	$104	$(8,062)
Collateral (Received)/Pledged	475 #	1,490 #	—	1,920 #	—	—	3,885
Net Exposure	$(560)	$—	$(251)	$(4,062)	$592	$104	$(4,177)

Fund: High Yield Fund
Financial Derivative Instruments: Over the Counter Summary

	Counterparty
	Brown Brothers
	Harriman & Co.
Liabilities*
Foreign Currency Contracts	$(1,041)
Collateral (Received)/Pledged		—
Net Exposure	$(1,041)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)

3. Operating Policies (Continued)

Fund: Inflation Protection Fund
Financial Derivative Instruments: Over the Counter Summary

						Counterparty
									Standard
									Chartered
	Bank	Barclays						Royal	Bank –	State		Westpac
	of	Bank	BNP		Deutsche		Morgan	Bank of	Hong	Street		Banking
	America	PLC	Paribas	Citigroup	Bank AG	HSBC	Stanley	Scotland	Kong	Financial	UBS AG	Corp	Total
Assets*
Foreign Currency
Contracts	$72	$—	$162	$9	$1,521	$88	$809	$—	$283	$—	$32	$—	$2,976
Interest Rate Swaps	—	124	—	—	282	—	—	—	—	—	—	—	406
Purchased Capped Options	—	—	—	—	5	—	—	—	—	—	—	—	5
Purchased Interest Rate
Swaptions	—	28	—	—	3,147	—	—	—	—	—	—	—	3,175
Total OTC	$72	$152	$162	$9	$4,955	$88	$809	$—	$283	$—	$32	$—	$6,562

Liabilities*
Foreign Currency
Contracts	$—	$(1,310)	$(20)	$(261)	$(617)	$(924)	$(529)	$(2)	$(66)	$(3)	$(1,053)	$(186)	$(4,971)
Interest Rate Swaps	—	—	—	—	(41)	—	—	—	—	—	—	—	(41)
Written Interest Rate
Swaptions	—	(426)	—	—	(201)	—	—	—	—	—	—	—	(627)
Total OTC	$—	$(1,736)	$(20)	$(261)	$(859)	$(924)	$(529)	$(2)	$(66)	$(3)	$(1,053)	$(186)	$(5,639)

Net Market Value of OTC
Derivatives	$72	$(1,584)	$142	$(252)	$4,096	$(836)	$280	$(2)	$217	$(3)	$(1,021)	$(186)	$923
Collateral
(Received)/Pledged	—	903 #	—	—	(3,190)^	—	—	—	—	—	—	—	(2,287)
Net Exposure	$72	$(681)	$142	$(252)	$906	$(836)	$280	$(2)	$217	$(3)	$(1,021)	$(186)	$(1,364)

* Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statements of assets and liabilities.

**	The fund has pledged securities or cash to the counterparty as collateral which may be in excess of the amount owed to the counterparty.
^	The counterparty has pledged cash or securities to the fund as collateral in a segregated account which is not included in the assets of the fund.

Collateral information relating to securities on loan is included in the securities lending note to financial statements.

The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions.

Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.

Floating Rate Notes Issued in Conjunction with Securities Held. California Municipal Fund and Tax-Exempt Bond Fund have entered into transactions in which a fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund (inverse floating rate securities) include the right of the fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investment assets, and the related floating rate notes reflected as fund liabilities under the caption “floating rate notes issued” in the statement of assets and liabilities. The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

3. Operating Policies (Continued)

Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase or sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds (with the exception of the Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and SAM Portfolios) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair market value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.

Indemnification. Under the Fund’s by-laws present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.

Joint Trading Account. Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Funds’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities. Earnings from the joint trading account are allocated to each of the Funds based on their pro rata participating ownership interest in the joint trading account.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

3. Operating Policies (Continued)

Mortgage Dollar Rolls. Certain of the Funds have entered into mortgage-dollar-roll transactions on “to-be-announced” securities (“TBA’s”), in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities, and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Funds’ portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

Options Contracts. During the period Global Diversified Income Fund, and Inflation Protection Fund wrote call and put options on futures, swaps, securities, indices and currencies they own or in which they may invest and inflation floors for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option and inflation floor, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. An inflation floor can give downside protection to investments in inflation-linked products. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying future, swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Funds' schedules of investments. Transactions in options written during the period ended April 30, 2016, were as follows:

Global Diversified Income Fund	Number of Contracts	Premium (thousands)
Beginning of period	189,352	$14,021
Options written	814,071	109,910
Options expired	(24,322)	(3,468)
Options closed	(836,552)	(67,904)
Options exercised	(51,434)	(7,653)
Balance at end of period	91,115	45,716

		Notional Amount
Inflation Protection Fund	Number of Contracts	(thousands)	Premium (thousands)
Beginning of period	312,255,597	175,390	$6,222
Options written	1,289,352,285	74,700	10,751
Options expired	(186,251,110)	(7,730)	(1,620)
Options closed	(792,173,181)	(26,400)	(6,384)
Options exercised	(211,580,000)	(97,260)	(3,240)
Balance at end of period	411,603,591	118,700	5,729

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

3. Operating Policies (Continued)

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Securities Lending. To earn additional income, certain of the Funds may lend portfolio securities to approved brokerage firms. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The cash collateral received is usually invested in a SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The Funds receive income for lending their securities in the form of fees and by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent. Security lending income is shown in each fund's statement of operations. As of April 30, 2016, the Funds had no securities on loan.

Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR).

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

In connection with the Senior floating rate interests, the Funds may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded loan commitments on the statements of assets and liabilities. As of April 30, 2016, the unfunded loan commitments were as follows (amounts in thousands):

	Unfunded Loan Commitment	Unrealized gain/(loss)
Core Plus Bond Fund	$20,700	$—
Global Diversified Income Fund	16,373	—
High Yield Fund	37,700	—

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

3. Operating Policies (Continued)

Short Sales. Global Diversified Income Fund entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statement of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and appear as dividends and interest on shorts on the statement of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statement of assets and liabilities and securities segregated as collateral are footnoted in the schedule of investments. The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statement of operations.

Swap Agreements. Core Plus Bond Fund, Global Diversified Income Fund, High Yield Fund, and Inflation Protection Fund invested in swap agreements during the period. Swap agreements are privately negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities.

Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

3. Operating Policies (Continued)

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a Fund would add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or has exposure to the referenced obligation).

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30, 2016 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest rate swaps involve the commitment to exchange cash flows based on changes in the value of a specific reference security or a basket of securities.

As of April 30, 2016, counterparties had pledged collateral for swap agreements of $3,190,000 for Inflation Protection Fund. The collateral is maintained in a segregated account and is not recorded in the books and records of the funds. Certain collateral amounts relate to exchange cleared swaps which are not subject to master netting agreements with counterparties.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

3. Operating Policies (Continued)

To Be Announced Securities. The Funds may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

Underlying Funds. The performance and risks of each Principal LifeTime Fund, Principal LifeTime Hybrid Fund, and SAM Portfolio (singly, “a fund of funds” and collectively, “the funds of funds”) directly correspond to the performance and risks of the underlying funds in which the fund of funds invest. By investing in many underlying funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.

An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

The Manager is the advisor to the Principal LifeTime Funds, Principal LifeTime Hybrid Funds, PVC Principal LifeTime Accounts, Real Estate Allocation Fund, SAM Portfolios, PVC SAM Portfolios, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, PVC Diversified Income Account, and each of the underlying funds. Principal Global Investors, LLC ("PGI") is Sub-Advisor to the Principal LifeTime Funds, Principal LifeTime Hybrid Funds, PVC Principal LifeTime Accounts, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, PVC Diversified Income Account, Principal Real Estate Investors, LLC (“Principal-REI”) is the Sub-Advisor to Real Estate Allocation Fund, and Edge Asset Management, Inc. ("Edge") is the Sub-Advisor to the SAM Portfolios and PVC SAM Portfolios. PGI, Principal-REI or Edge also serves as Sub-Advisor to some or all of the underlying funds. The Manager, PGI, Principal-REI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

As of April 30, 2016, the SAM Portfolios, Principal LifeTime Funds, Principal LifeTime Hybrid Funds, Real Estate Allocation Fund, PVC SAM Portfolios, PVC Principal LifeTime Accounts, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, PVC Diversified Income Account, and PVC Multi-Asset Income Account, owned the following percentages, in the aggregate, of the outstanding shares of the underlying funds listed below:

	Total Percentage of		Total Percentage of
Fund	Outstanding Shares Owned	Fund	Outstanding Shares Owned
Core Plus Bond Fund	86.01%	LargeCap Value Fund	82.06%
Diversified International Fund	49.75	LargeCap Value Fund III	73.32
Equity Income Fund	39.13	MidCap Fund	9.79
Global Diversified Income Fund	13.31	MidCap Growth Fund III	57.14
Global Real Estate Securities Fund	38.97	MidCap S&P 400 Index Fund	21.26
Government & High Quality Bond Fund	54.43	MidCap Value Fund I	22.75
High Yield Fund	13.61	MidCap Value Fund III	69.76
High Yield Fund I	20.37	Overseas Fund	65.52
Income Fund	59.83	Principal Capital Appreciation Fund	28.59
Inflation Protection Fund	56.77	Short-Term Income Fund	42.74
International Emerging Markets Fund	49.86	SmallCap Growth Fund I	32.54
LargeCap Growth Fund	61.63	SmallCap S&P 600 Index Fund	21.44
LargeCap Growth Fund I	26.43	SmallCap Value Fund II	44.24
LargeCap S&P 500 Index Fund	48.93

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

3. Operating Policies (Continued)

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

	Asset Derivatives April 30, 2016			Liability Derivatives April 30, 2016
Derivatives not accounted for			Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location		Value	Statement of Assets and Liabilities Location	Value
Core Plus Bond Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$2,548	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$27	Payables	$1,397
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$122* Payables, Net Assets Consist of Net unrealized		$445	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total$	149		$4,390
Global Diversified Income Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$2,067
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$1,922	Payables, Net Assets Consist of Net unrealized	$48,298
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$3,536	Payables	$9,531
		Total$	5,458		$59,896
High Yield Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$564* Payables, Net Assets Consist of Net unrealized		$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$—	Payables	$1,041
		Total$	564		$1,041
Inflation Protection Fund
Foreign exchange contracts	Receivables		$6,723	Payables	$7,531
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$4,954* ayables, Net Assets Consist of Net unrealized		$2,412	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total$ 11,677			$9,943
International Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$155* Payables, Net Assets Consist of Net unrealized		$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
LargeCap Growth Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$3,721* Payables, Net Assets Consist of Net unrealized		$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
LargeCap Growth Fund II
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$33	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
LargeCap S&P 500 Index Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$81	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
LargeCap Value Fund III
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$584	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
MidCap Growth Fund III
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$2,013* Payables, Net Assets Consist of Net unrealized		$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
MidCap S&P 400 Index Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$32* Payables, Net Assets Consist of Net unrealized		$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
MidCap Value Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$1,816* Payables, Net Assets Consist of Net unrealized		$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
MidCap Value Fund III
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$1,760* Payables, Net Assets Consist of Net unrealized		$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Overseas Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$1,958* Payables, Net Assets Consist of Net unrealized		$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)

3. Operating Policies (Continued)

	Asset Derivatives April 30, 2016			Liability Derivatives April 30, 2016
Derivatives not accounted for			Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location		Value	Statement of Assets and Liabilities Location	Value
SmallCap Growth Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$955* Payables, Net Assets Consist of Net unrealized		$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
SmallCap S&P 600 Index Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$	— Payables, Net Assets Consist of Net unrealized		$100	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
SmallCap Value Fund II
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$2,386* Payables, Net Assets Consist of Net unrealized		$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of exchange cleared swaps and futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

			Change in Unrealized
			Appreciation/(Depreciation) of
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Derivatives Recognized in Statement
as hedging instruments	Recognized in Statement of Operations	Recognized in Statement of Operations	of Operations
Core Plus Bond Fund
Credit contracts	Net realized gain (loss) from Swap	$(1,031)	$(2,534)
	agreements/Change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Foreign exchange contracts	Net realized gain (loss) from Foreign	$(789)	$(1,516)
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Futures	$3,998	$(206)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
	Total	$2,178	$(4,256)
Global Diversified Income Fund
Credit contracts	Net realized gain (loss) from Swap	$2,373	$692
	agreements/Change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Equity contracts	Net realized gain (loss) from Investment	$11,469	$2,383
	transactions and Options and
	swaptions/Change in unrealized
	appreciation/(depreciation) of Investments
	and Options and swaptions
Foreign exchange contracts	Net realized gain (loss) from Foreign	$5,546	$(12,017)
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Swap	$(77)	$—
	agreements
	Total	$19,311	$(8,942)
High Yield Fund
Credit contracts	Net realized gain (loss) from Swap	$(936)	$277
	agreements/Change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Foreign exchange contracts	Net realized gain (loss) from Foreign	$(60)	$(1,579)
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
	Total	$(996)	$(1,302)

	NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)

3. Operating Policies (Continued)

			Change in Unrealized
			Appreciation/(Depreciation) of
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Derivatives Recognized in Statement
as hedging instruments	Recognized in Statement of Operations	Recognized in Statement of Operations	of Operations
Inflation Protection Fund
Foreign exchange contracts	Net realized gain (loss) from Investment	$(10,792)	$(3,068)
	transactions, Foreign currency transactions,
	and Options and swaptions/Change in
	unrealized appreciation/(depreciation) of
	Investments, Options and swaptions, and
	Translation of assets and liabilities in
	foreign currencies
Interest rate contracts	Net realized gain (loss) from Investment	$(8,931)	$3,191
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements
	Total	$(19,723)	$123
International Fund I
Equity contracts	Net realized gain (loss) from Futures	$(968)	$(848)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap Growth Fund I
Equity contracts	Net realized gain (loss) from Futures	$7,325	$(8,645)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap Growth Fund II
Equity contracts	Net realized gain (loss) from Futures	$1,574	$(627)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap S&P 500 Index Fund
Equity contracts	Net realized gain (loss) from Futures	$7,223	$(4,833)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap Value Fund III
Equity contracts	Net realized gain (loss) from Futures	$6,544	$(4,791)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
MidCap Growth Fund III
Equity contracts	Net realized gain (loss) from Futures	$(16)	$(186)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
MidCap S&P 400 Index Fund
Equity contracts	Net realized gain (loss) from Futures	$487	$(129)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
MidCap Value Fund I
Equity contracts	Net realized gain (loss) from Futures	$4,000	$740
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
MidCap Value Fund III
Equity contracts	Net realized gain (loss) from Futures	$2,058	$257
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
Overseas Fund
Equity contracts	Net realized gain (loss) from Futures	$1,130	$(1,274)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Fund
Equity contracts	Net realized gain (loss) from Futures	$(16)	$(13)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts

	NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)

3. Operating Policies (Continued)

			Change in Unrealized
			Appreciation/(Depreciation) of
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Derivatives Recognized in Statement
as hedging instruments	Recognized in Statement of Operations	Recognized in Statement of Operations	of Operations
SmallCap Growth Fund I
Equity contracts	Net realized gain (loss) from Futures	$338	$51
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap S&P 600 Index Fund
Equity contracts	Net realized gain (loss) from Futures	$3,266	$(298)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Value Fund II
Equity contracts	Net realized gain (loss) from Futures	$(493)	$1,045
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Core Plus Bond Fund and Inflation Protection Fund. The notional values of the futures contracts will vary in accordance with changing duration of these funds. The level of other derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Funds throughout the period ended April 30, 2016.

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

4. Fair Valuation (Continued)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

4. Fair Valuation (Continued)

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition has been adopted for the significant transfers between levels of each Fund’s assets and liabilities. There were no significant purchases, sales, or transfers into or out of Level 3. The table below includes transfers from Level 1 to Level 2 as of April 30, 2016 due to lack of exchange traded valuation data; however observable market inputs were available to support these valuations:

Global Diversified Income Fund	$10,694,322
International Emerging Markets Fund	6,207,255
SmallCap Growth Fund I	15,580
SmallCap Value Fund II	192,276

In addition, $6,207,255 was transferred from Level 1 to Level 2 on the International Emerging Markets Fund to reflect events that occurred after the close of a certain foreign market or exchange but prior to the calculation of the Fund’s net asset value.

Below are transfers from Level 2 to Level 1 as of April 30, 2016 due to the resumption of trading for previous thinly traded securities:

Core Plus Bond Fund	$3,592,971
Global Diversified Income Fund	7,484,698
High Yield Fund I	1,596,375
SmallCap Value Fund II	246,834

The following is a summary of the inputs used as of April 30, 2016, in valuing the Funds' securities carried at value (amounts shown in thousands):

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

California Municipal Fund
Municipal Bonds*	$—	$339,456	$—	$339,456
Total investments in securities $	—	$339,456	$—	$339,456
Core Plus Bond Fund
Bonds*	$—	$2,717,088	$169	$2,717,257
Convertible Bonds*	—	1,733	—	1,733
Investment Companies*	159,393	—	—	159,393
Preferred Stocks	17,472	—	—	17,472
Senior Floating Rate Interests*	—	82,339	—	82,339
U.S. Government & Government Agency Obligations*	—	1,518,220	—	1,518,220
Total investments in securities $	176,865	$4,319,380	$169	$4,496,414
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$27	$—	$27
Interest Rate Contracts**
Futures	$122	$—	$—	$122
Liabilities
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$(2,548)	$—	$(2,548)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(1,397)	$—	$(1,397)
Interest Rate Contracts**
Futures	$(445)	$—	$—	$(445)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Diversified International Fund
Common Stocks
Basic Materials		$59,405	$204,479	$—	$263,884
Communications		20,091	871,470	—	891,561
Consumer, Cyclical		216,255	802,096	—	1,018,351
Consumer, Non-cyclical		115,993	965,841	—	1,081,834
Diversified		—	59,948	—	59,948
Energy		237,136	274,773	—	511,909
Financial		492,314	1,116,877	—	1,609,191
Industrial		91,247	606,588	—	697,835
Technology		18,808	383,932	—	402,740
Utilities		—	255,699	—	255,699
Investment Companies*		213,012	—	—	213,012
Preferred Stocks
Basic Materials		—	10,048	—	10,048
	Total investments in securities $	1,464,261	$5,551,751	$—	$7,016,012

Equity Income Fund
Common Stocks*		$5,303,669	$—	$—	$5,303,669
Investment Companies*		97,493	—	—	97,493
	Total investments in securities $	5,401,162	$—	$—	$5,401,162

Global Diversified Income Fund
Bonds*		$—	$6,971,712	$64,840	$7,036,552
Common Stocks
Basic Materials		16,753	41,296	—	58,049
Communications		145,036	26,780	10	171,826
Consumer, Cyclical		7,422	52,852	116	60,390
Consumer, Non-cyclical		128,518	100,120	—	228,638
Diversified		—	7,463	—	7,463
Energy		256,331	25,897	—	282,228
Financial		390,847	287,045	—	677,892
Government		1,378	—	—	1,378
Industrial		48,547	50,418	49	99,014
Technology		35,021	5,225	—	40,246
Utilities		351,449	98,082	—	449,531
Convertible Bonds*		—	921	1,795	2,716
Financial		4,862	—	—	4,862
Credit Linked Structured Notes*		—	—	3,113	3,113
Investment Companies*		317,583	—	—	317,583
Preferred Stocks
Communications		18,339	14,146	—	32,485
Consumer, Non-cyclical		—	1,027	—	1,027
Financial		134,253	24,976	—	159,229
Industrial		14,732	—	107	14,839
Utilities		10,444	1,330	—	11,774
Senior Floating Rate Interests*		—	778,487	10,495	788,982
Purchased Options		1,922	—	—	1,922
	Total investments in securities $	1,883,437	$8,487,777	$80,525	$10,451,739
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$3,536	$—	$3,536
Liabilities
Credit Contracts**
Credit Default Swaps		$—	$(2,067)	$—	$(2,067)
Equity Contracts**
Options		$(48,298)	$—	$—	$(48,298)
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$(9,531)	$—	$(9,531)

Global Real Estate Securities Fund
Common Stocks
Consumer, Cyclical		$15,393	$30,595	$—	$45,988
Financial		1,590,405	1,327,667	—	2,918,072
Industrial		—	13,338	—	13,338
Technology		16,619	—	—	16,619
Investment Companies*		31,038	—	—	31,038
	Total investments in securities $	1,653,455	$1,371,600	$—	$3,025,055

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)

4. Fair Valuation (Continued)
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Government & High Quality Bond Fund
Bonds*	$—	$497,105	$—	$497,105
Investment Companies*	56,032	—	—	56,032
U.S. Government & Government Agency Obligations*	—	1,046,688	—	1,046,688
Total investments in securities $	56,032	$1,543,793	$—	$1,599,825

High Yield Fund
Bonds*	$—	$2,937,276	$—	$2,937,276
Common Stocks
Consumer, Non-cyclical	—	—	488	488
Energy	—	—	—	—
Technology	—	—	—	—
Convertible Bonds*	—	19,998	—	19,998
Investment Companies*	169,140	—	—	169,140
Senior Floating Rate Interests*	—	216,191	—	216,191
U.S. Government & Government Agency Obligations*	—	24,839	—	24,839
Total investments in securities $	169,140	$3,198,304	$488	$3,367,932
Assets
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$564	$—	$564
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(1,041)	$—	$(1,041)

High Yield Fund I
Bonds*	$—	$778,993	$54	$779,047
Common Stocks
Communications	411	—	—	411
Consumer, Cyclical	—	12	—	12
Industrial	—	—	—	—
Utilities	264	—	160	424
Convertible Bonds*	—	226	497	723
Investment Companies*	40,586	—	—	40,586
Preferred Stocks	1,555	—	—	1,555
Senior Floating Rate Interests*	—	62,590	—	62,590
Total investments in securities $	42,816	$841,821	$711	$885,348

Income Fund
Bonds*	$—	$1,950,973	$15,692	$1,966,665
Common Stocks
Financial	—	—	3	3
Industrial	—	—	—	—
Technology	—	—	—	—
Investment Companies*	109,814	—	—	109,814
Senior Floating Rate Interests*	—	6,528	—	6,528
U.S. Government & Government Agency Obligations*	—	1,113,500	—	1,113,500
Total investments in securities $	109,814	$3,071,001	$15,695	$3,196,510

Inflation Protection Fund
Bonds*	$—	$78,367	$73	$78,440
Investment Companies*	55,800	—	—	55,800
U.S. Government & Government Agency Obligations*	—	1,638,895	—	1,638,895
Purchased Interest Rate Swaptions	—	3,176	—	3,176
Purchased Capped Options	—	5	—	5
Purchased Options	450	3,747	—	4,197
Total investments in securities $	56,250	$1,724,190	$73	$1,780,513
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$2,976	$—	$2,976
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$209	$—	$209
Futures	707	—	—	707
Interest Rate Swaps	—	406	—	406
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(4,971)	$—	$(4,971)
Written Options	—	(2,560)	—	(2,560)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(1,356)	$—	$(1,356)
Futures	(94)	—	—	(94)
Interest Rate Swaps	—	(41)	—	(41)
Interest Rate Swaptions	—	(627)	—	(627)
Options	(293)	—	—	(293)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

International Emerging Markets Fund
Common Stocks
Basic Materials		$—	$48,023	$—	$48,023
Communications		29,888	140,865	—	170,753
Consumer, Cyclical		9,036	101,492	—	110,528
Consumer, Non-cyclical		50,216	37,079	—	87,295
Diversified		—	11,441	—	11,441
Energy		40,419	70,363	—	110,782
Financial		21,627	215,087	—	236,714
Industrial		18,022	53,591	—	71,613
Technology		22,747	114,539	—	137,286
Utilities		6,031	32,031	—	38,062
Investment Companies*		2,856	—	—	2,856
Preferred Stocks
Basic Materials		7,472	6,560	—	14,032
Communications		—	667	—	667
Diversified		—	22,283	—	22,283
Financial		7,926	—	—	7,926
	Total investments in securities $	216,240	$854,021	$—	$1,070,261

International Fund I
Common Stocks
Basic Materials		$—	$12,661	$—	$12,661
Communications		—	32,880	—	32,880
Consumer, Cyclical		7,640	80,387	—	88,027
Consumer, Non-cyclical		2,298	47,515	—	49,813
Diversified		—	2,001	—	2,001
Energy		—	10,783	—	10,783
Financial		—	57,391	—	57,391
Industrial		5,403	51,220	—	56,623
Technology		25,592	28,431	—	54,023
Utilities		—	8,914	—	8,914
Investment Companies*		10,842	—	—	10,842
	Total investments in securities $	51,775	$332,183	$—	$383,958
Assets
Equity Contracts**
Futures		$155	$—	$—	$155

LargeCap Growth Fund
Common Stocks*		$2,453,808	$—	$—	$2,453,808
Investment Companies*		71,732	—	—	71,732
	Total investments in securities $	2,525,540	$—	$—	$2,525,540

LargeCap Growth Fund I
Common Stocks
Basic Materials		$132,748	$—	$—	$132,748
Communications		1,483,894	—	1,250	1,485,144
Consumer, Cyclical		1,011,125	—	—	1,011,125
Consumer, Non-cyclical		1,906,042	—	—	1,906,042
Diversified		95	—	—	95
Energy		4,994	—	—	4,994
Financial		587,858	—	—	587,858
Industrial		662,467	—	—	662,467
Technology		1,044,055	—	—	1,044,055
Utilities		424	—	—	424
Convertible Preferred Stocks
Communications		—	—	27,660	27,660
Investment Companies*		172,283	—	—	172,283
Preferred Stocks
Communications		—	—	8,749	8,749
Technology		—	3,888	—	3,888
	Total investments in securities $	7,005,985	$3,888	$37,659	$7,047,532
Assets
Equity Contracts**
Futures		$3,721	$—	$—	$3,721

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

LargeCap Growth Fund II
Common Stocks*		$544,880	$—	$—	$544,880
Investment Companies*		16,574	—	—	16,574
	Total investments in securities $	561,454	$—	$—	$561,454
Liabilities
Equity Contracts**
Futures		$(33)	$—	$—	$(33)

LargeCap S&P 500 Index Fund
Common Stocks*		$4,802,546	$—	$—	$4,802,546
Investment Companies*		21,037	—	—	21,037
	Total investments in securities $	4,823,583	$—	$—	$4,823,583
Liabilities
Equity Contracts**
Futures		$(81)	$—	$—	$(81)

LargeCap Value Fund
Common Stocks*		$2,253,030	$—	$—	$2,253,030
Investment Companies*		10,460	—	—	10,460
	Total investments in securities $	2,263,490	$—	$—	$2,263,490

LargeCap Value Fund III
Common Stocks*		$1,701,680	$—	$—	$1,701,680
Investment Companies*		54,432	—	—	54,432
	Total investments in securities $	1,756,112	$—	$—	$1,756,112
Liabilities
Equity Contracts**
Futures		$(584)	$—	$—	$(584)

MidCap Fund
Common Stocks*		$10,914,529	$—	$—	$10,914,529
Investment Companies*		41,472	—	—	41,472
	Total investments in securities $	10,956,001	$—	$—	$10,956,001

MidCap Growth Fund
Common Stocks*		$130,084	$—	$—	$130,084
Investment Companies*		3,702	—	—	3,702
	Total investments in securities $	133,786	$—	$—	$133,786

MidCap Growth Fund III
Common Stocks*		$1,338,115	$—	$—	$1,338,115
Investment Companies*		70,790	—	—	70,790
	Total investments in securities $	1,408,905	$—	$—	$1,408,905
Assets
Equity Contracts**
Futures		$2,013	$—	$—	$2,013

MidCap S&P 400 Index Fund
Common Stocks*		$1,131,217	$—	$—	$1,131,217
Investment Companies*		29,782	—	—	29,782
	Total investments in securities $	1,160,999	$—	$—	$1,160,999
Assets
Equity Contracts**
Futures		$32	$—	$—	$32

MidCap Value Fund I
Common Stocks*		$1,480,804	$—	$—	$1,480,804
Investment Companies*		74,558	—	—	74,558
	Total investments in securities $	1,555,362	$—	$—	$1,555,362
Assets
Equity Contracts**
Futures		$1,816	$—	$—	$1,816

MidCap Value Fund III
Common Stocks*		$1,100,463	$—	$—	$1,100,463
Investment Companies*		60,154	—	—	60,154
	Total investments in securities $	1,160,617	$—	$—	$1,160,617
Assets
Equity Contracts**
Futures		$1,760	$—	$—	$1,760

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Money Market Fund
Bonds*		$—	$88,980	$—	$88,980
Certificate of Deposit*		—	29,800	—	29,800
Commercial Paper*		—	745,847	—	745,847
Investment Companies*		53,580	—	—	53,580
Municipal Bonds*		—	54,827	—	54,827
Repurchase Agreements*		—	50,000	—	50,000
	Total investments in securities $	53,580	$969,454	$—	$1,023,034

Overseas Fund
Common Stocks
Basic Materials		$—	$167,100	$—	$167,100
Communications		—	191,572	—	191,572
Consumer, Cyclical		7,119	230,335	—	237,454
Consumer, Non-cyclical		35,956	527,064	—	563,020
Diversified		871	15,009	—	15,880
Energy		11,528	196,053	—	207,581
Financial		517	675,080	—	675,597
Industrial		28,749	460,327	—	489,076
Technology		—	86,023	—	86,023
Utilities		—	126,932	—	126,932
Investment Companies*		131,779	—	—	131,779
Preferred Stocks
Consumer, Cyclical		—	58,782	—	58,782
	Total investments in securities $	216,519	$2,734,277	$—	$2,950,796
Assets
Equity Contracts**
Futures		$1,958	$—	$—	$1,958

Principal Capital Appreciation Fund
Common Stocks*		$2,469,605	$—	$—	$2,469,605
Investment Companies*		52,072	—	—	52,072
	Total investments in securities $	2,521,677	$—	$—	$2,521,677

Principal LifeTime 2010 Fund
Investment Companies*		$1,283,299	$—	$—	$1,283,299
	Total investments in securities $	1,283,299	$—	$—	$1,283,299

Principal LifeTime 2015 Fund
Investment Companies*		$793,323	$—	$—	$793,323
	Total investments in securities $	793,323	$—	$—	$793,323

Principal LifeTime 2020 Fund
Investment Companies*		$6,007,677	$—	$—	$6,007,677
	Total investments in securities $	6,007,677	$—	$—	$6,007,677

Principal LifeTime 2025 Fund
Investment Companies*		$1,620,743	$—	$—	$1,620,743
	Total investments in securities $	1,620,743	$—	$—	$1,620,743

Principal LifeTime 2030 Fund
Investment Companies*		$6,618,629	$—	$—	$6,618,629
	Total investments in securities $	6,618,629	$—	$—	$6,618,629

Principal LifeTime 2035 Fund
Investment Companies*		$1,244,815	$—	$—	$1,244,815
	Total investments in securities $	1,244,815	$—	$—	$1,244,815

Principal LifeTime 2040 Fund
Investment Companies*		$4,380,264	$—	$—	$4,380,264
	Total investments in securities $	4,380,264	$—	$—	$4,380,264

Principal LifeTime 2045 Fund
Investment Companies*		$800,407	$—	$—	$800,407
	Total investments in securities $	800,407	$—	$—	$800,407

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Principal LifeTime 2050 Fund
Investment Companies*		$2,320,384	$—	$—	$2,320,384
	Total investments in securities $	2,320,384	$—	$—	$2,320,384

Principal LifeTime 2055 Fund
Investment Companies*		$262,548	$—	$—	$262,548
	Total investments in securities $	262,548	$—	$—	$262,548

Principal LifeTime 2060 Fund
Investment Companies*		$130,785	$—	$—	$130,785
	Total investments in securities $	130,785	$—	$—	$130,785

Principal LifeTime Hybrid 2015 Fund
Investment Companies*		$8,816	$—	$—	$8,816
	Total investments in securities $	8,816	$—	$—	$8,816

Principal LifeTime Hybrid 2020 Fund
Investment Companies*		$30,596	$—	$—	$30,596
	Total investments in securities $	30,596	$—	$—	$30,596

Principal LifeTime Hybrid 2025 Fund
Investment Companies*		$4,932	$—	$—	$4,932
	Total investments in securities $	4,932	$—	$—	$4,932

Principal LifeTime Hybrid 2030 Fund
Investment Companies*		$30,057	$—	$—	$30,057
	Total investments in securities $	30,057	$—	$—	$30,057

Principal LifeTime Hybrid 2035 Fund
Investment Companies*		$5,109	$—	$—	$5,109
	Total investments in securities $	5,109	$—	$—	$5,109

Principal LifeTime Hybrid 2040 Fund
Investment Companies*		$16,314	$—	$—	$16,314
	Total investments in securities $	16,314	$—	$—	$16,314

Principal LifeTime Hybrid 2045 Fund
Investment Companies*		$2,776	$—	$—	$2,776
	Total investments in securities $	2,776	$—	$—	$2,776

Principal LifeTime Hybrid 2050 Fund
Investment Companies*		$9,031	$—	$—	$9,031
	Total investments in securities $	9,031	$—	$—	$9,031

Principal LifeTime Hybrid 2055 Fund
Investment Companies*		$714	$—	$—	$714
	Total investments in securities $	714	$—	$—	$714

Principal LifeTime Hybrid 2060 Fund
Investment Companies*		$348	$—	$—	$348
	Total investments in securities $	348	$—	$—	$348

Principal LifeTime Hybrid Income Fund
Investment Companies*		$3,219	$—	$—	$3,219
	Total investments in securities $	3,219	$—	$—	$3,219

Principal LifeTime Strategic Income Fund
Investment Companies*		$690,730	$—	$—	$690,730
	Total investments in securities $	690,730	$—	$—	$690,730

Real Estate Securities Fund
Common Stocks*		$2,560,003	$—	$—	$2,560,003
Investment Companies*		80,985	—	—	80,985
	Total investments in securities $	2,640,988	$—	$—	$2,640,988

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

SAM Balanced Portfolio
Investment Companies*		$4,764,569	$—	$—	$4,764,569
	Total investments in securities $	4,764,569	$—	$—	$4,764,569

SAM Conservative Balanced Portfolio
Investment Companies*		$1,709,656	$—	$—	$1,709,656
	Total investments in securities $	1,709,656	$—	$—	$1,709,656

SAM Conservative Growth Portfolio
Investment Companies*		$3,051,389	$—	$—	$3,051,389
	Total investments in securities $	3,051,389	$—	$—	$3,051,389

SAM Flexible Income Portfolio
Investment Companies*		$2,309,232	$—	$—	$2,309,232
	Total investments in securities $	2,309,232	$—	$—	$2,309,232

SAM Strategic Growth Portfolio
Investment Companies*		$1,838,730	$—	$—	$1,838,730
	Total investments in securities $	1,838,730	$—	$—	$1,838,730

Short-Term Income Fund
Bonds*		$—	$2,881,966	$5,750	$2,887,716
Investment Companies*		48,065	—	—	48,065
U.S. Government & Government Agency Obligations*		—	1,204	—	1,204
	Total investments in securities $	48,065	$2,883,170	$5,750	$2,936,985

SmallCap Fund
Common Stocks
Basic Materials		$5,086	$—	$—	$5,086
Communications		18,868	—	—	18,868
Consumer, Cyclical		77,385	—	—	77,385
Consumer, Non-cyclical		114,956	53	—	115,009
Energy		17,635	—	—	17,635
Financial		139,980	—	—	139,980
Industrial		74,251	—	—	74,251
Technology		61,533	—	—	61,533
Utilities		22,185	—	—	22,185
Investment Companies*		12,847	—	—	12,847
	Total investments in securities $	544,726	$53	$—	$544,779

SmallCap Growth Fund I
Common Stocks
Basic Materials		$14,664	$—	$—	$14,664
Communications		91,988	—	18	92,006
Consumer, Cyclical		205,584	—	—	205,584
Consumer, Non-cyclical		391,500	235	—	391,735
Diversified		70	—	—	70
Energy		19,673	17	—	19,690
Financial		111,891	—	—	111,891
Industrial		183,568	—	—	183,568
Technology		342,254	—	—	342,254
Utilities		165	—	—	165
Investment Companies*		65,116	—	—	65,116
	Total investments in securities $	1,426,473	$252	$18	$1,426,743
Assets
Equity Contracts**
Futures		$955	$—	$—	$955

SmallCap S&P 600 Index Fund
Common Stocks*		$1,108,553	$—	$—	$1,108,553
Investment Companies*		15,811	—	—	15,811
	Total investments in securities $	1,124,364	$—	$—	$1,124,364
Liabilities
Equity Contracts**
Futures		$(100)	$—	$—	$(100)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

SmallCap Value Fund II
Common Stocks
Basic Materials		$39,411	$—	$—	$39,411
Communications		32,948	—	201	33,149
Consumer, Cyclical		122,045	61	—	122,106
Consumer, Non-cyclical		199,957	2	—	199,959
Diversified		216	—	—	216
Energy		71,336	—	—	71,336
Financial		359,947	184	—	360,131
Government		228	—	—	228
Industrial		184,315	1	—	184,316
Technology		104,663	—	—	104,663
Utilities		64,215	—	—	64,215
Investment Companies*		73,773	—	—	73,773
	Total investments in securities $	1,253,054	$248	$201	$1,253,503

Assets
Equity Contracts**
Futures		$2,386	$—	$—	$2,386

Tax-Exempt Bond Fund
Bonds*		$—	$1,537	$—	$1,537
Municipal Bonds*		—	329,349	—	329,349
	Total investments in securities $	—	$330,886	$—	$330,886

*For additional detail regarding sector classifications, please see the Schedule of Investments.

**Exchange cleared swaps, futures, and foreign currency contracts are valued at the unrealized appreciation/(depreciation) of the instrument.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each of the Funds’ average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. On March 1, 2016, the investment and advisory fees paid by each of the Principal LifeTime Funds were eliminated. Prior to March 1, 2016, the annual rate paid by each of the Principal LifeTime Funds was .03% of each of the Principal LifeTime Funds’ average net assets. On March 1, 2016, the investment and advisory fees paid by each of the Principal LifeTime Hybrid Funds were eliminated. Prior to March 1, 2016, the annual rate paid by each of the Principal LifeTime Hybrid Funds was .01% of each of the Principal LifeTime Hybrid Funds’ average net assets. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is .55% of aggregate net assets up to $500 million, .50% of the next $500 million of aggregate net assets, .45% of the next $1 billion of aggregate net assets, .40% of the next $1 billion of aggregate net assets, .35% of the next $1 billion of aggregate net assets, .30% of the next $1 billion of aggregate net assets, .25% of the next $9 billion of aggregate net assets, and .20% of aggregate net assets over $14 billion. The annual rates used in this calculation for each of the other Funds are as follows:

		Net Assets of Fund						Net Assets of Fund (in billions)
								First $1	Over $1
	First	Next	Next	California Municipal Fund				.45%		.40%
	$500	$500	$500	$	Over 1.5
	million	million	million		billion
MidCap Growth Fund	.65%	.63%	.61%	.60%
MidCap Growth Fund III	1.00	.96	.94		.92
MidCap Value Fund III	.65	.63	.61		.60
SmallCap Fund	.75	.73	.71		.70
Tax-Exempt Bond Fund	.45	.43	.41		.40

			Net Assets of Fund
	First	Next	Next		Next
	$500	$500	$500		$500	Next $1	Over $3
	million	million	million		million	billion	billion
Core Plus Bond Fund	.55%	.53%	.51%		.50%	.48%	.45%
Diversified International Fund	.90	.88	.86		.85	.83	.80
Global Diversified Income Fund	.80	.78	.76		.75	.73	.70
Global Real Estate Securities Fund	.90	.88	.86		.85	.84	.83
High Yield Fund I	.65	.63	.61		.60	.59	.58
Inflation Protection Fund	.40	.38	.36		.35	.34	.33
International Emerging Markets Fund	1.20	1.18	1.16		1.15	1.14	1.13
International Fund I	.90	.88	.86		.85	.84	.83
LargeCap Growth Fund I	.66	.64	.62		.61	.60	.59
LargeCap Growth Fund II	.89	.87	.85		.84	.83	.82
LargeCap Value Fund	.45	.43	.41		.40	.39	.38
LargeCap Value Fund III	.80	.78	.76		.75	.73	.70
MidCap Fund	.65	.63	.61		.60	.59	.58
MidCap Value Fund I	1.00	.98	.96		.95	.94	.93
Money Market Fund	.40	.39	.38		.37	.36	.35
Overseas Fund	1.10	1.08	1.06		1.05	1.04	1.03
Real Estate Securities Fund	.85	.83	.81		.80	.79	.78
SmallCap Growth Fund I	1.10	1.08	1.06		1.05	1.04	1.03
SmallCap Value Fund II	1.00	.98	.96		.95	.94	.93

	Net Assets of Fund (in millions)							Net Assets of Fund (in billions)
	First $250	Over $250						First $2	Next $1	Over $3
High Yield Fund	.625%	.50%			Income Fund			.50%	.44%	.43%

	Net Assets of Fund (in millions)								Net Assets of Fund
	First	Next	Over					First	Next	Over
	$200	$300	$500					$500 million	$500 million	$1 billion
Short-Term Income Fund	.50%	.45%	.40%		Principal Capital Appreciation Fund			.625%	.50%	.375%

	Net Assets of Fund (in billions)			Net Assets of Fund (in millions)
	First $2	Over $2		First $250	Next $250	Over $500
Government & High Quality Bond Fund	.50%	.45%	Equity Income Fund	.60%	.55%	.50%

		NOTES TO FINANCIAL STATEMENTS
			PRINCIPAL FUNDS, INC.
		April 30, 2016 (unaudited)
5. Management Agreement and Transactions with Affiliates (Continued)

		Net Assets of Fund
	First	Next	Next	Next	Over
	$500 million	$500 million	$1 billion	$1 billion	$3 billion
LargeCap Growth Fund	.68%	.65%	.62%	.58%	.55%

		All Net Assets
LargeCap S&P 500 Index Fund		.15%
MidCap S&P 400 Index Fund		.15
SmallCap S&P 600 Index Fund		.15

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class C, Class P, and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pays Principal Shareholder Services, Inc. a fee for the services provided in an amount that includes a profit.

The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

			Period from November 1, 2015 through April 30, 2016
	Class A		Class C	Class J	Class P	Institutional		Expiration
California Municipal Fund	N/A		N/A	N/A	.52%	.60%		February 28, 2017
Core Plus Bond Fund	.88%		1.75%	N/A	N/A	N/A		February 28, 2017
Diversified International Fund	N/A		2.08	N/A	N/A	N/A		February 28, 2017
Global Real Estate Securities Fund	N/A		2.20	N/A	N/A	N/A		February 28, 2017
Government & High Quality Bond Fund	.88		1.63	N/A	N/A	N/A		February 28, 2017
High Yield Fund	N/A		N/A	N/A	N/A	.61	*	February 28, 2017
High Yield Fund I	1.05		N/A	N/A	N/A	N/A		February 28, 2017
Inflation Protection Fund	.90		1.65	1.15%	N/A	N/A		February 28, 2017
International Emerging Markets Fund	1.75		2.80	N/A	N/A	N/A		February 28, 2017
International Fund I	1.45		N/A	N/A	N/A	1.00		February 28, 2017
LargeCap Growth Fund I	1.25		N/A	N/A	N/A	N/A		February 28, 2017
LargeCap S&P 500 Index Fund	N/A		1.30	N/A	N/A	N/A		February 28, 2017
LargeCap Value Fund	N/A		1.70	N/A	N/A	N/A		February 28, 2017
MidCap Growth Fund	N/A		N/A	N/A	N/A	.75		February 28, 2017
MidCap S&P 400 Index Fund	N/A		N/A	N/A	N/A	.25		February 29, 2016
MidCap Value Fund III	1.30		N/A	N/A	N/A	N/A		February 28, 2017
Money Market Fund	N/A		1.79	N/A	N/A	N/A		February 28, 2017
Principal LifeTime 2010 Fund	.38	***	N/A	N/A	N/A	N/A		February 28, 2017
Principal LifeTime 2020 Fund	.38	***	N/A	N/A	N/A	N/A		February 28, 2017
Principal LifeTime 2030 Fund	.38	***	N/A	N/A	N/A	N/A		February 28, 2017
Principal LifeTime 2040 Fund	.38	***	N/A	N/A	N/A	N/A		February 28, 2017
Principal LifeTime 2050 Fund	.38	***	N/A	N/A	N/A	N/A		February 28, 2017
Principal LifeTime 2060 Fund	N/A		N/A	.38***	N/A	.10	^	February 28, 2017
Principal LifeTime Hybrid 2015 Fund	N/A		N/A	N/A	N/A	.05	^^	February 28, 2017
Principal LifeTime Hybrid 2020 Fund	N/A		N/A	N/A	N/A	.05	^^	February 28, 2017
Principal LifeTime Hybrid 2025 Fund	N/A		N/A	N/A	N/A	.05	^^	February 28, 2017
Principal LifeTime Hybrid 2030 Fund	N/A		N/A	N/A	N/A	.05	^^	February 28, 2017
Principal LifeTime Hybrid 2035 Fund	N/A		N/A	N/A	N/A	.05	^^	February 28, 2017

			NOTES TO FINANCIAL STATEMENTS
			PRINCIPAL FUNDS, INC.
			April 30, 2016 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

	Class A		Class C	Class J	Class P	Institutional		Expiration
Principal LifeTime Hybrid 2040 Fund	N/A		N/A	N/A	N/A	.05	%^^	February 28, 2017
Principal LifeTime Hybrid 2045 Fund	N/A		N/A	N/A	N/A	.05	^^	February 28, 2017
Principal LifeTime Hybrid 2050 Fund	N/A		N/A	N/A	N/A	.05	^^	February 28, 2017
Principal LifeTime Hybrid 2055 Fund	N/A		N/A	N/A	N/A	.05	^^	February 28, 2017
Principal LifeTime Hybrid 2060 Fund	N/A		N/A	N/A	N/A	.05	^^	February 28, 2017
Principal LifeTime Hybrid Income Fund	N/A		N/A	N/A	N/A	.05	^^	February 28, 2017
Principal LifeTime Strategic Income Fund	.38	%***	N/A	N/A	N/A	N/A		February 28, 2017
Real Estate Securities Fund	N/A		2.20%	N/A	N/A	N/A		February 28, 2016
SAM Conservative Balanced Portfolio	.63		1.38	.63%	N/A	N/A		February 28, 2017
SAM Conservative Growth Portfolio	N/A		N/A	N/A	.37%^^^	N/A		February 28, 2017
SmallCap Fund	1.35	**	2.08	N/A	N/A	.80		February 28, 2017
SmallCap Growth Fund I	N/A		N/A	1.50	N/A	1.02		February 28, 2017
SmallCap Value Fund II	1.45		N/A	N/A	N/A	N/A		February 28, 2017
Tax-Exempt Bond Fund	N/A		1.60	N/A	.53	.60		February 28, 2017
* Period from January 12, 2016 to April 30, 2016.
**Expired February 29, 2016.

***	Prior to March 1, 2016, the contractual limit was .41%.
^	Prior to March 1, 2016, the contractual limit was .13%.
^^	Prior to March 1, 2016, the contractual limit was .06%.
^^^	Prior to March 1, 2016, the contractual limit was .42%.

			Period from November 1, 2015 through April 30, 2016
	R-1		R-2		R-3		R-4		R-5		R-6		Expiration
Global Real Estate Securities Fund	N/A		N/A		N/A		N/A		N/A		.94%		February 28, 2017
Government & High Quality Bond Fund	1.29%		1.16%		.98%		.79%		.67%		N/A		February 28, 2017
Income Fund	N/A		N/A		N/A		N/A		N/A		.55		February 28, 2017
LargeCap Growth Fund I	N/A		N/A		N/A		N/A		N/A		.65		February 28, 2017
MidCap Value Fund III	N/A		N/A		N/A		N/A		N/A		.69		February 28, 2017
Principal LifeTime 2055 Fund	.93	^	.80	^	.62	^	.43	^	.31	^	N/A		February 28, 2017
Principal LifeTime 2060 Fund	.93	^	.80	^	.62	^	.43	^	.31	^	N/A		February 28, 2017
Principal LifeTime Hybrid 2015 Fund	N/A		N/A		N/A		N/A		N/A		.02	^^	February 28, 2017
Principal LifeTime Hybrid 2020 Fund	N/A		N/A		N/A		N/A		N/A		.02	^^	February 28, 2017
Principal LifeTime Hybrid 2025 Fund	N/A		N/A		N/A		N/A		N/A		.02	^^	February 28, 2017
Principal LifeTime Hybrid 2030 Fund	N/A		N/A		N/A		N/A		N/A		.02	^^	February 28, 2017
Principal LifeTime Hybrid 2035 Fund	N/A		N/A		N/A		N/A		N/A		.02	^^	February 28, 2017
Principal LifeTime Hybrid 2040 Fund	N/A		N/A		N/A		N/A		N/A		.02	^^	February 28, 2017
Principal LifeTime Hybrid 2045 Fund	N/A		N/A		N/A		N/A		N/A		.02	^^	February 28, 2017
Principal LifeTime Hybrid 2050 Fund	N/A		N/A		N/A		N/A		N/A		.02	^^	February 28, 2017
Principal LifeTime Hybrid 2055 Fund	N/A		N/A		N/A		N/A		N/A		.02	^^	February 28, 2017
Principal LifeTime Hybrid 2060 Fund	N/A		N/A		N/A		N/A		N/A		.02	^^	February 28, 2017
Principal LifeTime Hybrid Income Fund	N/A		N/A		N/A		N/A		N/A		.02	^^	February 28, 2017
Short-Term Income Fund	1.30		1.18		.99		.79		.68		N/A		February 28, 2017
SmallCap Growth Fund I	1.88		1.75		1.57		1.38		1.26		1.06		February 28, 2017
SmallCap Value Fund II	N/A		N/A		N/A		N/A		N/A		1.01		February 28, 2017

  ^Prior to March 1, 2016, the contractual limits were .96%, .83%, .65%, .46%, and .34% for R-1, R-2, R-3, R-4, and R-5, respectively.
  ^^Prior to March 1, 2016, the contractual limit was .03%.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

In addition, the Manager has contractually agreed to limit certain of the Funds’ management and investment advisory fees through the period ending February 28, 2017. The expense limit will reduce the Fund’s management and investment advisory fees by the following amounts:

LargeCap Growth Fund I	.016%	MidCap Value Fund III	.014
LargeCap Growth Fund II	.044	Overseas Fund	.030
LargeCap Value Fund III	.012	SmallCap Growth Fund I	.072
MidCap Growth Fund III	.032	SmallCap Value Fund II	.024
MidCap Value Fund I	.060

The Manager has also voluntarily agreed to limit Money Market Fund’s expenses for all classes of shares to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.

In addition, the Manager has contractually agreed to limit Class P expenses other than management and investment advisory fees and distribution fees and, if necessary, pay expenses normally payable by the Funds, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses, through the period ending February 28, 2017. The expense limit will maintain these expenses (expressed as a percent of average net assets on an annualized basis) not to exceed .20% for each of Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, Income Fund, International Emerging Markets Fund, International Fund I, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Value Fund, MidCap Fund, MidCap Value Fund III, Principal Capital Appreciation Fund, Real Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Fund, SmallCap Fund, and SmallCap Value Fund II, respectively.

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Manager.

Distribution Fees. The Class A, Class C, Class J, R-1, R-2, R-3, and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (“the Distributor”), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .35%, .30%, .25%, and .10% for Class A, Class C, Class J, R-1, R-2, R-3, and R-4 classes of shares, respectively, except the following classes of shares:

LargeCap S&P 500 Index Fund	Class A	.15%
Money Market Fund	Class A	N/A
Short-Term Income Fund	Class A	.15

The Distributor has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis) attributable to Class J shares (with the exception of Money Market Fund). The limit will maintain the level of distribution fees not to exceed .132% for Class J shares. The voluntary expense limit may be terminated at any time.

The Distributor has contractually agreed to limit Money Market Fund’s distribution fees attributable to the Class J shares of Money Market Fund. This waiver will reduce the distribution fees by .15%. The expense limit expires February 28, 2017.

The Distributor has voluntarily agreed to limit Money Market Fund’s distribution fees attributable to Class C shares of Money Market Fund. The limit will maintain the level of distribution fees not to exceed 0% for Class C shares. The voluntary expense limit may be terminated at any time.

The Distributor has voluntarily agreed to limit the distribution fees attributable to Class A shares of Government & High Quality Bond Fund. The limit will maintain the level of distribution fees not to exceed .15% for Class A shares. The limit may be terminated at any time.

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Distributor.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Sales Charges. The Distributor receives proceeds of any CDSC on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% (.25% for LargeCap S&P 500 Index Fund) of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also reatains sales charges on sales of Class A shares based on declining rates which begin at 1.50% for LargeCap S&P 500 Index Fund, 2.25% for Government & High Quality Bond Fund, Income Fund and Short Term Income Fund, 3.75% for California Municipal Fund, Core Plus Bond Fund, Global Diversified Income Fund, High Yield Fund, High Yield Fund I, Inflation Protection Fund, Principal LifeTime 2010 Fund, Principal LifeTime Strategic Income Fund, SAM Flexible Income Portfolio, and Tax-Exempt Bond Fund, and 5.50% for all other Funds (except Money Market Fund which does not carry a sales charge). The aggregate amounts of these charges retained by the Distributor for the period ended April 30, 2016, were as follows (in thousands):

	Class A	Class C	Class J
California Municipal Fund	$58	$1	N/A
Core Plus Bond Fund	24	–	$3
Diversified International Fund	70	1	5
Equity Income Fund	124	5	N/A
Global Diversified Income Fund	286	132	N/A
Global Real Estate Securities Fund	31	3	N/A
Government & High Quality Bond Fund	78	6	6
High Yield Fund	80	11	N/A
High Yield Fund I	6	N/A	N/A
Income Fund	53	5	8
Inflation Protection Fund	2	–	–
International Emerging Markets Fund	45	1	2
International Fund I	7	N/A	N/A
LargeCap Growth Fund	88	1	3
LargeCap Growth Fund I	46	N/A	5
LargeCap Growth Fund II	N/A	N/A	–
LargeCap S&P 500 Index Fund	76	3	19
LargeCap Value Fund	49	–	1
LargeCap Value Fund III	N/A	N/A	–
MidCap Fund	160	5	1
MidCap Growth Fund	N/A	N/A	6
MidCap Growth Fund III	N/A	N/A	1
MidCap S&P 400 Index Fund	N/A	N/A	5
MidCap Value Fund I	N/A	N/A	1
MidCap Value Fund III	42	N/A	1
Money Market Fund	8	12	58
Principal Capital Appreciation Fund	176	5	N/A
Principal LifeTime 2010 Fund	13	N/A	19
Principal LifeTime 2020 Fund	101	N/A	94
Principal LifeTime 2030 Fund	163	N/A	95
Principal LifeTime 2040 Fund	156	N/A	67
Principal LifeTime 2050 Fund	110	N/A	28
Principal LifeTime 2060 Fund	N/A	N/A	1
Principal LifeTime Strategic Income Fund	9	N/A	8
Real Estate Securities Fund	94	7	5
SAM Balanced Portfolio	943	38	109
SAM Conservative Balanced Portfolio	427	23	48
SAM Conservative Growth Portfolio	642	16	46
SAM Flexible Income Portfolio	550	27	134
SAM Strategic Growth Portfolio	429	7	28
Short-Term Income Fund	146	12	12
SmallCap Fund	89	2	2
SmallCap Growth Fund I	N/A	N/A	3
SmallCap S&P 600 Index Fund	N/A	N/A	3
SmallCap Value Fund II	7	N/A	–
Tax-Exempt Bond Fund	47	2	N/A

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Affiliated Ownership. At April 30, 2016, Principal Life Insurance Company (an affiliate of the Manager), the Manager, the Distributor, Principal Securities, Inc., Collective Investment Trusts sponsored by Principal Trust Company, benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company, and other affiliated entities owned shares of the Funds as follows (amounts in thousands):

	Class A	Class P	Institutional	R-1	R-2	R-3	R-4	R-5	R-6
California Municipal Fund	–	1	1	N/A	N/A	N/A	N/A	N/A	N/A
Core Plus Bond Fund	–	N/A	4,046	–	–	–	–	–	N/A
Diversified International Fund	–	–	245,018	–	–	–	–	–	N/A
Equity Income Fund	–	–	54,975	–	–	–	–	–	N/A
Global Diversified Income Fund	–	–	53,964	N/A	N/A	N/A	N/A	N/A	N/A
Global Real Estate Securities Fund	–	–	68,074	N/A	N/A	1	1	1	1
Government & High Quality Bond Fund	–	–	18	–	–	–	–	–	N/A
High Yield Fund	–	–	9,869	N/A	N/A	N/A	N/A	N/A	N/A
High Yield Fund I	–	N/A	60,689	N/A	N/A	N/A	N/A	N/A	N/A
Income Fund	–	–	45,926	–	–	–	–	–	1
Inflation Protection Fund	–	N/A	73,729	–	–	–	–	–	N/A
International Emerging Markets Fund	–	–	12,637	–	–	–	–	–	N/A
International Fund I	1	1	19,761	–	–	–	–	–	N/A
LargeCap Growth Fund	–	–	1,164	–	–	–	–	–	N/A
LargeCap Growth Fund I	–	1	222,478	–	–	–	–	–	1
LargeCap Growth Fund II	N/A	N/A	64,088	–	–	–	–	–	N/A
LargeCap S&P 500 Index Fund	–	N/A	5,325	–	–	–	–	–	N/A
LargeCap Value Fund	–	1	1,055	–	–	–	–	–	N/A
LargeCap Value Fund III	N/A	N/A	24,700	–	–	–	–	–	N/A
MidCap Growth Fund III	N/A	N/A	43,545	–	–	–	–	–	N/A
MidCap Value Fund I	N/A	N/A	67,983	–	–	–	–	–	N/A
MidCap Value Fund III	1	1	1	–	–	–	–	–	1
Money Market Fund	761	N/A	11	N/A	N/A	N/A	N/A	N/A	N/A
Overseas Fund	N/A	N/A	78,903	1	1	1	–	–	N/A
Principal Capital Appreciation Fund	–	–	9,266	–	–	–	–	–	N/A
Principal LifeTime 2010 Fund	–	N/A	51,930	–	–	–	–	–	N/A
Principal LifeTime 2015 Fund	N/A	N/A	42,196	–	–	–	–	–	N/A
Principal LifeTime 2020 Fund	–	N/A	255,338	–	–	–	–	–	N/A
Principal LifeTime 2025 Fund	N/A	N/A	90,999	–	–	–	–	–	N/A
Principal LifeTime 2030 Fund	–	N/A	290,568	–	–	–	–	–	N/A
Principal LifeTime 2035 Fund	N/A	N/A	68,037	–	–	–	–	–	N/A
Principal LifeTime 2040 Fund	–	N/A	182,673	–	–	–	–	–	N/A
Principal LifeTime 2045 Fund	N/A	N/A	41,077	–	–	–	–	–	N/A
Principal LifeTime 2050 Fund	–	N/A	108,236	–	–	–	–	–	N/A
Principal LifeTime 2055 Fund	N/A	N/A	14,602	–	–	–	–	–	N/A
Principal LifeTime 2060 Fund	N/A	N/A	8,334	–	–	–	–	–	N/A
Principal LifeTime Hybrid 2015 Fund	N/A	N/A	1	N/A	N/A	N/A	N/A	N/A	1
Principal LifeTime Hybrid 2020 Fund	N/A	N/A	1	N/A	N/A	N/A	N/A	N/A	1
Principal LifeTime Hybrid 2025 Fund	N/A	N/A	1	N/A	N/A	N/A	N/A	N/A	1
Principal LifeTime Hybrid 2030 Fund	N/A	N/A	1	N/A	N/A	N/A	N/A	N/A	1
Principal LifeTime Hybrid 2035 Fund	N/A	N/A	1	N/A	N/A	N/A	N/A	N/A	1
Principal LifeTime Hybrid 2040 Fund	N/A	N/A	1	N/A	N/A	N/A	N/A	N/A	1
Principal LifeTime Hybrid 2045 Fund	N/A	N/A	1	N/A	N/A	N/A	N/A	N/A	1
Principal LifeTime Hybrid 2050 Fund	N/A	N/A	1	N/A	N/A	N/A	N/A	N/A	1
Principal LifeTime Hybrid 2055 Fund	N/A	N/A	1	N/A	N/A	N/A	N/A	N/A	1
Principal LifeTime Hybrid 2060 Fund	N/A	N/A	1	N/A	N/A	N/A	N/A	N/A	1
Principal LifeTime Hybrid Income Fund	N/A	N/A	1	N/A	N/A	N/A	N/A	N/A	1
Principal LifeTime Strategic Income Fund	–	N/A	35,926	–	–	–	–	–	N/A
Real Estate Securities Fund	–	–	18,802	–	–	–	–	–	N/A
SAM Balanced Portfolio	–	1	45,386	–	–	–	–	–	N/A
SAM Conservative Balanced Portfolio	–	1	23,129	–	–	–	–	–	N/A
SAM Conservative Growth Portfolio	–	1	27,007	–	–	–	–	–	N/A
SAM Flexible Income Portfolio	–	1	12,976	–	–	–	–	–	N/A
SAM Strategic Growth Portfolio	–	1	12,743	–	–	–	–	–	N/A
Short-Term Income Fund	–	–	52,456	–	–	–	–	–	N/A
SmallCap Fund	–	1	644	–	–	–	–	–	N/A
SmallCap Growth Fund I	N/A	N/A	66,610	–	–	–	–	–	1
SmallCap Value Fund II	1	1	42,584	–	–	–	–	–	1
Tax-Exempt Bond Fund	31	1	1	N/A	N/A	N/A	N/A	N/A	N/A

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Affiliated Brokerage Commissions. With respect to Global Diversified Income Fund, $24,000 of brokerage commission was paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the period ended April 30, 2016. Brokerage commissions were paid to affiliates of sub-advisors as follows (amounts in thousands):

MidCap Value Fund I	$52

6. Investment Transactions

For the period ended April 30, 2016, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts in thousands):

	Purchases	Sales		Purchases	Sales
California Municipal Fund	$145,134	$39,185	Principal LifeTime 2030 Fund	$814,993	$605,684
Core Plus Bond Fund	2,426,863	2,477,386	Principal LifeTime 2035 Fund	231,517	120,284
Diversified International Fund	2,240,244	1,360,589	Principal LifeTime 2040 Fund	732,120	505,434
Equity Income Fund	505,514	590,858	Principal LifeTime 2045 Fund	181,714	82,115
Global Diversified Income Fund	4,683,155	5,148,664	Principal LifeTime 2050 Fund	436,671	248,199
Global Real Estate Securities Fund	1,201,825	1,078,955	Principal LifeTime 2055 Fund	76,191	22,395
Government & High Quality Bond Fund	185,282	165,074	Principal LifeTime 2060 Fund	38,789	8,729
High Yield Fund	573,465	589,422	Principal LifeTime Hybrid 2015 Fund	1,800	621
High Yield Fund I	208,124	186,803	Principal LifeTime Hybrid 2020 Fund	8,279	940
Income Fund	258,494	216,945	Principal LifeTime Hybrid 2025 Fund	2,611	409
Inflation Protection Fund	—	700	Principal LifeTime Hybrid 2030 Fund	6,768	1,429
International Emerging Markets Fund	735,954	809,227	Principal LifeTime Hybrid 2035 Fund	2,106	208
International Fund I	147,029	115,316	Principal LifeTime Hybrid 2040 Fund	3,591	536
LargeCap Growth Fund	778,920	987,512	Principal LifeTime Hybrid 2045 Fund	969	71
LargeCap Growth Fund I	1,075,421	1,066,254	Principal LifeTime Hybrid 2050 Fund	1,961	326
LargeCap Growth Fund II	143,526	203,319	Principal LifeTime Hybrid 2055 Fund	399	47
LargeCap S&P 500 Index Fund	103,568	90,013	Principal LifeTime Hybrid 2060 Fund	213	8
LargeCap Value Fund	1,097,046	1,237,166	Principal LifeTime Hybrid Income Fund	789	388
LargeCap Value Fund III	261,731	380,654	Principal LifeTime Strategic Income Fund	80,503	104,356
MidCap Fund	1,182,212	1,345,783	Real Estate Securities Fund	653,765	452,450
MidCap Growth Fund	83,697	82,923	SAM Balanced Portfolio	212,166	147,874
MidCap Growth Fund III	454,223	410,158	SAM Conservative Balanced Portfolio	116,668	45,593
MidCap S&P 400 Index Fund	72,935	121,144	SAM Conservative Growth Portfolio	144,748	125,074
MidCap Value Fund I	715,422	876,564	SAM Flexible Income Portfolio	135,987	59,495
MidCap Value Fund III	450,338	325,065	SAM Strategic Growth Portfolio	97,675	74,295
Overseas Fund	809,598	416,476	Short-Term Income Fund	798,098	656,859
Principal Capital Appreciation Fund	605,152	695,552	SmallCap Fund	173,067	181,295
Principal LifeTime 2010 Fund	162,621	230,835	SmallCap Growth Fund I	401,486	516,146
Principal LifeTime 2015 Fund	85,992	103,589	SmallCap S&P 600 Index Fund	116,006	116,782
Principal LifeTime 2020 Fund	640,176	682,500	SmallCap Value Fund II	298,472	341,643
Principal LifeTime 2025 Fund	253,689	137,763	Tax-Exempt Bond Fund	121,692	52,123

In addition Global Diversified Income Fund had $942,392,000 of covers on securities sold short and $910,832,000 of securities sold short.

For the period ended April 30, 2016, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts in thousands):

	Purchases	Sales
Core Plus Bond Fund	$1,464,069	$1,440,061
Government & High Quality Bond Fund	73,136	59,034
High Yield Fund	24,694	–
Income Fund	32,626	45
Inflation Protection Fund	616,035	566,624
Short-Term Income Fund	—	5

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended April 30, 2016 and October 31, 2015 were as follows (amounts in thousands):

							Long-Term
		Ordinary Income		Tax-Exempt Income			Capital Gain			Section 1250 Gain
		2016	2015	2016	2015	*	2016	2015	^	2016	2015	#
California Municipal Fund	$	— $	160	$5,157	$8,745	$	— $	— $		— $	—
Core Plus Bond Fund		50,487	110,080	—	—		—	—		—	—
Diversified International Fund		89,275	78,901	—	—		—	—		—	—
Equity Income Fund		62,535	126,046	—	—		—	—		—	—
Global Diversified Income Fund		320,577	540,658	—	—		—	171,142		—	—
Global Real Estate Securities Fund		53,698	76,290	—	—		52,959	11,740		—	—
Government & High Quality Bond Fund		27,933	44,238	—	—		—	—		—	—
High Yield Fund		110,285	221,037	—	—		—	23,779		—	—
High Yield Fund I		24,861	72,862	—	—		—	9,911		—	—
Income Fund		60,108	100,635	—	—		—	—		—	—
Inflation Protection Fund		13,459	17,061	—	—		—	—		—	—
International Emerging Markets Fund		9,038	31,011	—	—		—	—		—	—
International Fund I		2,980	7,847	—	—		—	—		—	—
LargeCap Growth Fund		6,377	4,548	—	—		279,032	354,865		—	—
LargeCap Growth Fund I		3,979	85,471	—	—		816,477	640,765		—	—
LargeCap Growth Fund II		31,669	5,588	—	—		53,451	182,672		—	—
LargeCap S&P 500 Index Fund		83,122	71,587	—	—		38,990	—		—	—
LargeCap Value Fund		59,260	225,546	—	—		161,881	181,975		—	—
LargeCap Value Fund III		33,414	49,288	—	—		109,456	20,829		—	—
MidCap Fund		8,962	29,212	—	—		639,107	441,399		—	—
MidCap Growth Fund		1,561	13,551	—	—		1,955	5,831		—	—
MidCap Growth Fund III		—	119,610	—	—		66,578	183,720		—	—
MidCap S&P 400 Index Fund		14,198	14,914	—	—		70,744	46,867		—	—
MidCap Value Fund I		49,923	88,398	—	—		114,566	147,461		—	—
MidCap Value Fund III		12,555	37,100	—	—		25,650	43,485		—	—
Overseas Fund		49,221	88,482	—	—		50,581	102,685		—	—
Principal Capital Appreciation Fund		35,363	27,603	—	—		103,143	93,647		—	—
Principal LifeTime 2010 Fund		23,573	32,009	—	—		39,912	—		—	—
Principal LifeTime 2015 Fund		14,767	22,287	—	—		51,423	26,198		—	—
Principal LifeTime 2020 Fund		101,432	160,249	—	—		388,198	220,300		—	—
Principal LifeTime 2025 Fund		25,929	38,777	—	—		100,549	46,521		—	—
Principal LifeTime 2030 Fund		105,340	176,263	—	—		460,350	249,374		—	—
Principal LifeTime 2035 Fund		18,232	28,270	—	—		43,926	40,896		—	—
Principal LifeTime 2040 Fund		65,274	114,875	—	—		206,805	171,219		—	—
Principal LifeTime 2045 Fund		10,730	17,479	—	—		27,303	24,561		—	—
Principal LifeTime 2050 Fund		33,661	59,091	—	—		94,604	84,887		—	—
Principal LifeTime 2055 Fund		3,133	4,462	—	—		6,567	4,950		—	—
Principal LifeTime 2060 Fund		1,521	1,432	—	—		2,027	25		—	—
Principal LifeTime Hybrid 2015 Fund		119	—	—	—		—	—		—	—
Principal LifeTime Hybrid 2020 Fund		382	—	—	—		—	—		—	—
Principal LifeTime Hybrid 2025 Fund		52	—	—	—		—	—		—	—
Principal LifeTime Hybrid 2030 Fund		408	—	—	—		—	—		—	—
Principal LifeTime Hybrid 2035 Fund		55	—	—	—		—	—		—	—
Principal LifeTime Hybrid 2040 Fund		218	—	—	—		—	—		—	—
Principal LifeTime Hybrid 2045 Fund		34	—	—	—		—	—		—	—
Principal LifeTime Hybrid 2050 Fund		122	1	—	—		—	—		—	—
Principal LifeTime Hybrid 2055 Fund		6	—	—	—		—	—		—	—
Principal LifeTime Hybrid 2060 Fund		2	—	—	—		—	—		—	—
Principal LifeTime Hybrid Income Fund		42	—	—	—		—	—		—	—
Principal LifeTime Strategic Income Fund		13,535	15,567	—	—		—	—		—	—
Real Estate Securities Fund		29,650	30,710	—	—		112,091	18,261		5,451	2,200
SAM Balanced Portfolio		49,678	95,964	—	—		301,624	112,889		—	—
SAM Conservative Balanced Portfolio		21,188	37,366	—	—		65,891	25,768		—	—
SAM Conservative Growth Portfolio		25,969	54,099	—	—		290,387	100,994		—	—
SAM Flexible Income Portfolio		35,117	55,038	—	—		56,057	21,694		—	—
SAM Strategic Growth Portfolio		21,394	35,915	—	—		216,990	93,140		—	—
Short-Term Income Fund		28,135	41,040	—	—		—	630		—	—
SmallCap Fund		—	9,561	—	—		21,904	48,352		—	—
SmallCap Growth Fund I		—	11,076	—	—		137,062	266,807		—	—
SmallCap S&P 600 Index Fund		14,132	17,784	—	—		74,738	63,192		—	—
SmallCap Value Fund II		24,229	27,593	—	—		113,711	112,817		—	—
Tax-Exempt Bond Fund		—	183	4,984	9,440		—	—		—	—

*The funds designate these distributions as exempt interest per IRC Sec. 852(b)(5).

^The funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).

#Unrecaptured Section 1250 gains are gains from the sale of depreciable property that are subject to a maximum tax rate of 25%.

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

7. Federal Tax Information (Continued)

Distributable Earnings. As of October 31, 2015, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

								Total
	Undistributed Undistributed Undistributed					Net Unrealized	Other	Accumulated
	Ordinary	Tax-Exempt Long-Term Accumulated Appreciation Temporary						Earnings
	Income	Income	Capital Gains		Losses	(Depreciation) Differences*		(Deficit)
California Municipal Fund	$—	$—	$—		$(43,872)	$17,523	$—	$(26,349)
Core Plus Bond Fund	1,473	—	—		(125,688)	(38,998)	(571)	(163,784)
Diversified International Fund	83,148	—	—		(446,671)	515,371	—	151,848
Equity Income Fund	10,820	—	—		(109)	1,644,854	—	1,655,565
Global Diversified Income Fund	53,012	—	—		(67,840)	(253,689)	(1,782)	(270,299)
Global Real Estate Securities Fund	34,196	—	66,932		(517)	233,961	—	334,572
Government & High Quality Bond Fund	1,783	—	—		(59,392)	(6,338)	—	(63,947)
High Yield Fund	8,796	—	—		(11,106)	(225,575)	(2,479)	(230,364)
High Yield Fund I	851	—	—		(19,758)	(48,574)	(407)	(67,888)
Income Fund	6,036	—	—		(33,623)	1,452	—	(26,135)
Inflation Protection Fund	13,457	—	—		(18,838)	(60,431)	(2,946)	(68,758)
International Emerging Markets Fund	7,158	—	—		(117,288)	(44,639)	—	(154,769)
International Fund I	2,852	—	—		(313,953)	35,471	—	(275,630)
LargeCap Growth Fund	3,505	—	342,428		—	708,988	—	1,054,921
LargeCap Growth Fund I	1,122	—	978,309		—	1,782,258	—	2,761,689
LargeCap Growth Fund II	30,800	—	143,657		—	50,234	—	224,691
LargeCap S&P 500 Index Fund	62,336	—	38,987		(17,236)	1,600,515	—	1,684,602
LargeCap Value Fund	48,816	—	257,967		—	207,085	—	513,868
LargeCap Value Fund III	26,760	—	136,219		—	120,708	—	283,687
MidCap Fund	—	—	701,830		—	2,243,541	—	2,945,371
MidCap Growth Fund	1,560	—	4,564		—	9,666	—	15,790
MidCap Growth Fund III	—	—	86,162		(3,496)	86,629	—	169,295
MidCap S&P 400 Index Fund	10,571	—	80,417		—	211,387	—	302,375
MidCap Value Fund I	44,879	—	139,056		—	(11,834)	—	172,101
MidCap Value Fund III	8,971	—	34,690		—	82,703	—	126,364
Money Market Fund	—	—	—		(38,446)	—	—	(38,446)
Overseas Fund	46,834	—	62,799		—	(44,736)	—	64,897
Principal Capital Appreciation Fund	27,806	—	130,012		(9,104)	1,159,082	—	1,307,796
Principal LifeTime 2010 Fund	11,441	—	39,912		—	92,619	—	143,972
Principal LifeTime 2015 Fund	6,958	—	51,416		—	103,718	—	162,092
Principal LifeTime 2020 Fund	39,608	—	388,198		—	490,302	—	918,108
Principal LifeTime 2025 Fund	9,665	—	100,549		—	156,079	—	266,293
Principal LifeTime 2030 Fund	31,315	—	460,338		—	622,365	—	1,114,018
Principal LifeTime 2035 Fund	4,420	—	43,925		—	165,404	—	213,749
Principal LifeTime 2040 Fund	12,742	—	206,783		—	599,471	—	818,996
Principal LifeTime 2045 Fund	1,654	—	27,302		—	91,500	—	120,456
Principal LifeTime 2050 Fund	5,813	—	94,600		—	294,831	—	395,244
Principal LifeTime 2055 Fund	289	—	6,568		—	15,610	—	22,467
Principal LifeTime 2060 Fund	102	—	2,026		—	(2,199)	—	(71)
Principal LifeTime Hybrid 2015 Fund	3	—	—		—	(33)	—	(30)
Principal LifeTime Hybrid 2020 Fund	6	—	—		(12)	(76)	—	(82)
Principal LifeTime Hybrid 2025 Fund	3	—	—		—	(28)	—	(25)
Principal LifeTime Hybrid 2030 Fund	3	—	—		—	(59)	—	(56)
Principal LifeTime Hybrid 2035 Fund	1	—	—		—	(32)	—	(31)
Principal LifeTime Hybrid 2040 Fund	1	—	—		—	(47)	—	(46)
Principal LifeTime Hybrid 2045 Fund	1	—	—		(1)	(25)	—	(25)
Principal LifeTime Hybrid 2050 Fund	—	—	—		—	(19)	—	(19)
Principal LifeTime Hybrid 2055 Fund	1	—	—		—	(4)	—	(3)
Principal LifeTime Hybrid 2060 Fund	—	—	—		—	1	—	1
Principal LifeTime Hybrid Income Fund	2	—	—		—	(3)	—	(1)
Principal LifeTime Strategic Income Fund	7,740	—	—		(2,938)	36,227	—	41,029
Real Estate Securities Fund	11,577	—	122,635	^	—	574,404	—	708,616
SAM Balanced Portfolio	1,003	—	301,609		—	693,956	—	996,568
SAM Conservative Balanced Portfolio	1,924	—	65,888		—	149,711	—	217,523
SAM Conservative Growth Portfolio	1,202	—	290,374		—	541,187	—	832,763
SAM Flexible Income Portfolio	1,731	—	56,055		—	95,587	—	153,373
SAM Strategic Growth Portfolio	9,453	—	216,983		—	319,485	—	545,921
Short-Term Income Fund	3,856	—	—		(19,498)	(2,421)	(682)	(18,745)
SmallCap Fund	—	—	25,436		(6,500)	96,111	—	115,047
SmallCap Growth Fund I	—	—	202,323		(4,376)	155,359	—	353,306
SmallCap S&P 600 Index Fund	10,821	—	83,476		—	168,497	—	262,794
SmallCap Value Fund II	21,271	—	157,670		—	115,446	—	294,387
Tax-Exempt Bond Fund	—	43	—		(21,757)	19,024	—	(2,690)

* Represents book-to-tax accounting differences.

^Undistributed Long-Term Capital Gain reported includes $5,451,000 of Undistributed 1250 Capital Gains.

Distributable earnings reflect certain limitations imposed by Sections 381-384 of the Internal Revenue Code.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

7. Federal Tax Information (Continued)

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At October 31, 2015, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

	Net Capital Loss Carryforward Expiring In:				No Expiration
								Annual
	2016	2017	2018	2019	Short-Term	Long-Term	Total	Limitations*
California Municipal Fund	$10,723	$21,987	$3,189	$6,663	$568	$742	$43,872	$—
Core Plus Bond Fund	—	104,898	—	20,018	—	772	125,688	—
Diversified International Fund	38,411	372,959	—	—	35,301	—	446,671	38,411
Equity Income Fund	—	—	—	109	—	—	109	—
Global Diversified Income Fund	—	—	—	—	67,840	—	67,840	—
Global Real Estate Securities Fund	—	400	117	—	—	—	517	200
Government & High Quality Bond Fund	55,497	2,385	—	—	194	1,316	59,392	—
High Yield Fund	—	—	—	—	6,012	5,094	11,106	—
High Yield Fund I	—	—	—	—	11,218	8,540	19,758	—
Income Fund	—	11,616	8,587	13,420	—	—	33,623	—
Inflation Protection Fund	—	—	—	—	4,198	14,640	18,838	—
International Emerging Markets Fund	—	68,739	—	—	48,549	—	117,288	—
International Fund I	21,578	272,451	—	—	15,519	4,405	313,953	—
LargeCap S&P 500 Index Fund	17,236	—	—	—	—	—	17,236	—
Money Market Fund	35,477	2,969	—	—	—	—	38,446	5,612
Principal Capital Appreciation Fund	9,104	—	—	—	—	—	9,104	9,104
Principal LifeTime Hybrid 2020 Fund	—	—	—	—	12	—	12	—
Principal LifeTime Hybrid 2045 Fund	—	—	—	—	1	—	1	—
Principal LifeTime Strategic Income Fund	—	—	2,938	—	—	—	2,938	—
Short-Term Income Fund	3,950	15,548	—	—	—	—	19,498	5,314
SmallCap Fund	5,909	—	—	—	—	—	5,909	5,909
Tax-Exempt Bond Fund	3,668	8,745	3,432	2,371	3,504	37	21,757	—

*In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund’s losses have been subjected to an annual limitation.

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010, December 22, 2010, will be carried forward with no expiration and with the character of the loss retained. These capital losses must be fully utilized before the pre-enactment capital loss carryforwards listed in the table above.

As of October 31, 2015, the following funds had expired or utilized capital loss carryforwards as follows (amounts in thousands):

	Expired	Utilized
California Municipal Fund	$280	$278
Diversified International Fund	38,411	—
Equity Income Fund	—	354,490
Global Real Estate Securities Fund	—	200
Government & High Quality Bond Fund	3,147	665
Income Fund	—	8,909
LargeCap S&P 500 Index Fund	—	38,874
LargeCap Value Fund III	—	115,047
Money Market Fund	2,794	—
Principal Capital Appreciation Fund	—	9,104
Principal LifeTime 2010 Fund	—	45,975
Principal LifeTime Strategic Income Fund	—	28,624
Short-Term Income Fund	—	392
SmallCap Fund	—	5,909
Tax-Exempt Bond Fund	—	470

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. At October 31, 2015, the Funds had approximate late-year ordinary losses as follows (amounts in thousands):

MidCap Growth Fund III	$3,496
SmallCap Fund	591
SmallCap Growth Fund I	4,376

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

7. Federal Tax Information (Continued)

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended October 31, 2015, the Funds recorded reclassifications as follows (amounts in thousands):

	Accumulated	Accumulated
	Undistributed Net	Net Realized Gain
	Investment Income	on Investments	Paid in Capital
California Municipal Fund	$16	$380	$(396)
Core Plus Bond Fund	4,366	(1,254)	(3,112)
Diversified International Fund	284	38,127	(38,411)
Equity Income Fund	(19,637)	28,300	(8,663)
Global Diversified Income Fund	(3,317)	3,405	(88)
Global Real Estate Securities Fund	29,439	(32,356)	2,917
Government & High Quality Bond Fund	8,999	(5,852)	(3,147)
High Yield Fund	6,342	(6,342)	—
High Yield Fund I	171	(171)	—
Income Fund	9,216	(9,216)	—
Inflation Protection Fund	7,147	(7,147)	—
International Emerging Markets Fund	(2,580)	2,580	—
International Fund I	(650)	650	—
LargeCap Growth Fund	(336)	336	—
LargeCap Growth Fund I	2,272	(2,272)	—
LargeCap Growth Fund II	(35)	35	—
LargeCap S&P 500 Index Fund	(350)	(54,192)	54,542
LargeCap Value Fund	(285)	285	—
LargeCap Value Fund III	(14)	14	—
MidCap Fund	(1,171)	1,171	—
MidCap Growth Fund	581	(581)	—
MidCap Growth Fund III	1,892	(1,892)	—
MidCap S&P 400 Index Fund	(2)	(133)	135
MidCap Value Fund I	(123)	123	—
MidCap Value Fund III	(138)	(11,198)	11,336
Money Market Fund	—	2,773	(2,773)
Overseas Fund	9,819	(9,819)	—
Principal Capital Appreciation Fund	(69)	(2,379)	2,448
Principal LifeTime 2010 Fund	—	(6,977)	6,977
Principal LifeTime 2015 Fund	—	(21,157)	21,157
Principal LifeTime 2020 Fund	—	(40,893)	40,893
Principal LifeTime 2025 Fund	—	(21,068)	21,068
Principal LifeTime 2030 Fund	—	(24,156)	24,156
Principal LifeTime 2035 Fund	—	(12,245)	12,245
Principal LifeTime 2040 Fund	—	(8,070)	8,070
Principal LifeTime 2045 Fund	—	(3,528)	3,528
Principal LifeTime 2050 Fund	—	(1,462)	1,462
Principal LifeTime 2055 Fund	—	(129)	129
Principal LifeTime 2060 Fund	—	1	(1)
Principal LifeTime Strategic Income Fund	—	(785)	785
Real Estate Securities Fund	(2,798)	—	2,798
SAM Balanced Portfolio	23	(23)	—
SAM Conservative Growth Portfolio	(5)	5	—
Short-Term Income Fund	1	(1)	—
SmallCap Fund	(32)	21	11
SmallCap Growth Fund I	4,967	(4,967)	—
SmallCap S&P 600 Index Fund	17	(153)	136
SmallCap Value Fund II	859	(858)	(1)
Tax-Exempt Bond Fund	(55)	55	—

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

7. Federal Tax Information (Continued)

Federal Income Tax Basis. At April 30, 2016, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation (Depreciation)	Income Tax Purposes
California Municipal Fund*	$25,039	$(93)	$24,946	$301,530
Core Plus Bond Fund	84,515	(50,170)	34,345	4,462,069
Diversified International Fund	696,473	(285,387)	411,086	6,604,926
Equity Income Fund	1,775,485	(132,283)	1,643,202	3,757,960
Global Diversified Income Fund	428,897	(553,389)	(124,492)	10,576,231
Global Real Estate Securities Fund	275,817	(63,767)	212,050	2,813,005
Government & High Quality Bond Fund	29,790	(30,375)	(585)	1,600,410
High Yield Fund	67,069	(274,258)	(207,189)	3,575,121
High Yield Fund I	22,805	(52,810)	(30,005)	915,353
Income Fund	109,372	(85,250)	24,122	3,172,388
Inflation Protection Fund	32,814	(14,683)	18,131	1,762,382
International Emerging Markets Fund	82,160	(54,502)	27,658	1,042,603
International Fund I	43,092	(16,451)	26,641	357,317
LargeCap Growth Fund	446,002	(56,270)	389,732	2,135,808
LargeCap Growth Fund I	1,651,474	(202,097)	1,449,377	5,598,155
LargeCap Growth Fund II	47,876	(18,558)	29,318	532,136
LargeCap S&P 500 Index Fund	1,700,372	(157,091)	1,543,281	3,280,302
LargeCap Value Fund	137,087	(38,165)	98,922	2,164,568
LargeCap Value Fund III	172,635	(71,010)	101,625	1,654,487
MidCap Fund	2,596,610	(335,061)	2,261,549	8,694,452
MidCap Growth Fund	13,045	(3,772)	9,273	124,513
MidCap Growth Fund III	145,102	(66,124)	78,978	1,329,927
MidCap S&P 400 Index Fund	276,164	(87,838)	188,326	972,673
MidCap Value Fund I	108,530	(63,482)	45,048	1,510,314
MidCap Value Fund III	130,849	(45,256)	85,593	1,075,024
Money Market Fund	—	—	—	1,023,034
Overseas Fund	198,465	(329,545)	(131,080)	3,081,876
Principal Capital Appreciation Fund	963,324	(24,246)	939,078	1,582,599
Principal LifeTime 2010 Fund	85,440	(31,598)	53,842	1,229,457
Principal LifeTime 2015 Fund	91,208	(9,894)	81,314	712,009
Principal LifeTime 2020 Fund	490,121	(198,126)	291,995	5,715,682
Principal LifeTime 2025 Fund	145,301	(41,119)	104,182	1,516,561
Principal LifeTime 2030 Fund	581,819	(247,046)	334,773	6,283,856
Principal LifeTime 2035 Fund	137,572	(36,628)	100,944	1,143,871
Principal LifeTime 2040 Fund	512,725	(176,576)	336,149	4,044,115
Principal LifeTime 2045 Fund	76,166	(29,428)	46,738	753,669
Principal LifeTime 2050 Fund	254,821	(106,363)	148,458	2,171,926
Principal LifeTime 2055 Fund	15,139	(13,047)	2,092	260,456
Principal LifeTime 2060 Fund	1,443	(10,170)	(8,727)	139,512
Principal LifeTime Hybrid 2015 Fund	68	(164)	(96)	8,912
Principal LifeTime Hybrid 2020 Fund	293	(561)	(268)	30,864
Principal LifeTime Hybrid 2025 Fund	80	(100)	(20)	4,952
Principal LifeTime Hybrid 2030 Fund	228	(673)	(445)	30,502
Principal LifeTime Hybrid 2035 Fund	73	(126)	(53)	5,162
Principal LifeTime Hybrid 2040 Fund	122	(415)	(293)	16,607
Principal LifeTime Hybrid 2045 Fund	33	(88)	(55)	2,831
Principal LifeTime Hybrid 2050 Fund	74	(248)	(174)	9,205
Principal LifeTime Hybrid 2055 Fund	13	(17)	(4)	718
Principal LifeTime Hybrid 2060 Fund	7	(4)	3	345
Principal LifeTime Hybrid Income Fund	29	(28)	1	3,218
Principal LifeTime Strategic Income Fund	38,618	(9,702)	28,916	661,814
Real Estate Securities Fund	603,169	(23,892)	579,277	2,061,711
SAM Balanced Portfolio	617,925	(85,671)	532,254	4,232,315
SAM Conservative Balanced Portfolio	142,477	(30,338)	112,139	1,597,517
SAM Conservative Growth Portfolio	470,207	(80,311)	389,896	2,661,493
SAM Flexible Income Portfolio	117,271	(42,379)	74,892	2,234,340
SAM Strategic Growth Portfolio	290,542	(85,177)	205,365	1,633,365
Short-Term Income Fund	25,504	(22,244)	3,260	2,933,725
SmallCap Fund	92,841	(33,370)	59,471	485,308
SmallCap Growth Fund I	206,182	(119,010)	87,172	1,339,571
SmallCap S&P 600 Index Fund	247,189	(108,385)	138,804	985,560
SmallCap Value Fund II	175,258	(82,927)	92,331	1,161,172
Tax-Exempt Bond Fund*	24,823	(784)	24,039	298,235

*The Fund holds floating rate securities which are accounted for differently for GAAP vs. federal income tax purposes. This causes a difference in cost basis and fair market value of investments for tax and GAAP purposes.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

8. Subsequent Events

Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

Schedule of Investments
California Municipal Fund
April 30, 2016 (unaudited)

	Principal			Principal
MUNICIPAL BONDS - 98.54%	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

California - 96.51%			California (continued)
Abag Finance Authority for Nonprofit Corps			California Statewide Communities
5.00%, 08/01/2043	$1,500	$1,744	Development Authority (continued)
Alameda Community Improvement			5.00%, 12/01/2041(d)	$3,000	$3,264
Commission Successor Agency (credit			5.25%, 12/01/2029	3,000	3,389
support from BAM)			5.25%, 12/01/2034	3,500	3,885
5.00%, 09/01/2031(a)	1,000	1,181	7.25%, 11/15/2041(c)	1,500	1,749
Alameda Unified School District-Alameda			California Statewide Communities
County/CA			Development Authority (credit support from
5.00%, 08/01/2032	1,795	2,202	CA MTG INS)
Alum Rock Union Elementary School			6.25%, 08/15/2028(a)	2,250	2,534
District			California Statewide Communities
5.25%, 08/01/2043	1,000	1,206	Development Authority (credit support from
Anaheim Public Financing Authority			FHA INS)
5.25%, 10/01/2034	1,000	1,115	6.25%, 08/01/2024(a)	795	935
Association of Bay Area Governments (credit			California Statewide Financing Authority
support from XLCA)			6.00%, 05/01/2043	2,050	2,071
5.25%, 09/01/2029(a)	130	130	6.00%, 05/01/2043	1,550	1,576
Baldwin Park Financing Authority			Carson Redevelopment Agency Successor
4.63%, 08/01/2016	395	398	Agency (credit support from NATL)
Bay Area Toll Authority			5.50%, 10/01/2016(a)	1,000	1,020
5.13%, 04/01/2039	3,000	3,371	City of Alhambra CA (credit support from
California Educational Facilities Authority			NATL)
5.00%, 12/29/2015(b)	3,642	4,051	6.13%, 09/02/2018(a)	1,715	1,748
5.00%, 10/01/2036	1,000	1,213	City of Bakersfield CA Wastewater
5.00%, 01/01/2038(b)	1,379	1,469	Revenue (credit support from AGM)
5.00%, 10/01/2038(b)	900	989	5.00%, 09/15/2032(a)	2,000	2,119
5.00%, 10/01/2045	1,000	1,192	City of Compton CA
5.25%, 10/01/2039(b)	6,500	7,180	2.20%, 06/01/2016	1,000	1,000
5.38%, 04/01/2034	1,000	1,140	City of Compton CA Water Revenue
California Health Facilities Financing			6.00%, 08/01/2039	1,250	1,338
Authority			City of Irvine CA
5.00%, 11/15/2031	2,700	3,342	5.00%, 09/01/2049	1,000	1,124
5.00%, 08/15/2033	2,950	3,649	City of Los Angeles Department of Airports
5.00%, 02/01/2035	2,000	2,313	5.00%, 05/15/2033	1,000	1,183
5.00%, 11/15/2046(b)	4,500	5,288	5.00%, 05/15/2035	3,135	3,680
5.75%, 09/01/2039	2,000	2,279	5.00%, 05/15/2036	1,500	1,756
6.00%, 07/01/2039	2,000	2,286	5.13%, 05/15/2033	1,230	1,341
6.50%, 10/01/2038	985	1,121	City of Riverside CA Sewer Revenue
6.50%, 10/01/2038	15	17	5.00%, 08/01/2040	4,000	4,690
California Health Facilities Financing			City of San Francisco CA Public Utilities
Authority (credit support from CA MTG INS)			Commission Water Revenue
5.00%, 07/01/2035(a)	1,000	1,202	5.00%, 11/01/2036	2,010	2,353
California Infrastructure & Economic			City of Torrance CA
Development Bank (credit support from			6.00%, 06/01/2022	1,000	1,014
NATL ST INTERCEPT)			City of Turlock CA
5.00%, 08/15/2018(a)	500	502	5.13%, 10/15/2031	1,000	1,065
California Pollution Control Financing			5.13%, 10/15/2037	1,000	1,065
Authority			City of Vernon CA Electric System Revenue
3.00%, 11/01/2025	2,025	2,133	5.13%, 08/01/2021	515	562
4.30%, 07/01/2040	1,500	1,575	5.13%, 08/01/2021	1,485	1,656
5.00%, 07/01/2030(c)	2,000	2,235	Coachella Valley Unified School
5.00%, 07/01/2037(c)	4,000	4,419	District/CA (credit support from AGM)
California School Finance Authority			0.00%, 08/01/2039(a),(e)	7,800	3,258
5.00%, 07/01/2035(c)	1,925	2,143	Dinuba Financing Authority
5.00%, 08/01/2036(c)	1,170	1,335	5.38%, 09/01/2038	1,000	1,016
California State Public Works Board			Dinuba Redevelopment Agency (credit
5.00%, 11/01/2037	1,375	1,607	support from BAM)
5.00%, 10/01/2039	4,500	5,342	5.00%, 09/01/2033(a)	2,000	2,337
California State University			East Bay Municipal Utility District Water
5.25%, 11/01/2038	2,000	2,265	System Revenue
California State University (credit support			5.00%, 06/01/2036	1,000	1,148
from AGM)			El Monte Union High School District (credit
5.00%, 11/01/2039(a)	945	1,026	support from AGC)
5.00%, 11/01/2039(a)	55	60	5.50%, 06/01/2034(a)	2,000	2,287
California Statewide Communities			Escondido Union High School District
Development Authority			0.00%, 08/01/2041(e)	1,000	389
4.00%, 02/01/2022	830	897	Fontana Redevelopment Agency (credit
4.00%, 02/01/2025	940	1,017	support from NATL)
5.00%, 10/01/2028	1,875	2,200	5.20%, 09/01/2030(a)	1,000	1,003
5.00%, 03/01/2029	1,500	1,853	Foothill-De Anza Community College
5.00%, 02/01/2030	2,000	2,300	District
5.00%, 05/15/2040	3,500	4,103	5.00%, 08/01/2040	1,500	1,738

See accompanying notes

Schedule of Investments
California Municipal Fund
April 30, 2016 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

California (continued)			California (continued)
Golden State Tobacco Securitization Corp			Pomona Public Financing Authority (credit
4.50%, 06/01/2027	$5,565	$5,654	support from NATL)
5.75%, 06/01/2047	12,600	12,632	5.00%, 02/01/2021(a)	$5,000	$5,019
Golden State Tobacco Securitization			Pomona Unified School District (credit
Corp (credit support from ST APPROP)			support from NATL)
5.00%, 06/01/2033(a)	2,000	2,413	6.15%, 08/01/2030(a)	1,000	1,240
5.00%, 06/01/2045(a)	7,500	8,783	Port Commission of the City & County of San
Indio Redevelopment Agency			Francisco
5.63%, 08/15/2035	1,355	1,485	4.00%, 03/01/2035	1,000	1,052
Inland Valley Development Agency			Port of Los Angeles
5.25%, 09/01/2037	1,000	1,172	5.00%, 08/01/2032	1,740	2,061
La Verne Public Financing Authority			Poway Unified School District
7.25%, 09/01/2026	800	803	0.00%, 08/01/2036(e)	4,000	1,930
Lancaster Redevelopment Agency Successor			Richmond Joint Powers Financing Authority
Agency			6.25%, 07/01/2024	1,000	1,152
6.88%, 08/01/2039	545	650	Ripon Unified School District (credit support
6.88%, 08/01/2039	455	528	from BAM)
Los Angeles County Public Works Financing			0.00%, 08/01/2033(a),(e)	1,110	509
Authority			Riverside Community Properties Development
5.00%, 12/01/2033	2,000	2,426	Inc
5.00%, 08/01/2042	1,400	1,639	6.00%, 10/15/2038	1,000	1,235
5.00%, 12/01/2045	5,500	6,501	Riverside County Public Financing
Los Angeles County Sanitation Districts			Authority (credit support from BAM MAT
Financing Authority			26-37)
5.00%, 10/01/2035	4,500	5,427	5.00%, 10/01/2028(a),(d)	1,000	1,229
Los Angeles Department of Water			5.00%, 10/01/2029(a),(d)	1,500	1,831
5.00%, 07/01/2046	1,000	1,201	5.00%, 10/01/2030(a),(d)	1,500	1,817
5.38%, 07/01/2038	1,000	1,113	Riverside County Transportation
Los Angeles Unified School District/CA			Commission
5.00%, 07/01/2029	2,000	2,254	5.00%, 06/01/2032	1,500	1,725
Los Angeles Unified School			Rocklin Unified School District (credit
District/CA (credit support from AGM)			support from NATL)
5.00%, 07/01/2032(a)	1,000	1,048	0.00%, 08/01/2019(a),(e)	1,360	1,157
Marin Healthcare District			0.00%, 08/01/2020(a),(e)	1,415	1,142
5.00%, 08/01/2034	1,000	1,218	0.00%, 08/01/2023(a),(e)	1,225	842
Merced Union High School District			Salinas Valley Solid Waste Authority (credit
0.00%, 08/01/2032(e)	3,380	1,938	support from AGM)
Morongo Band of Mission Indians/The			5.50%, 08/01/2031(a)	1,500	1,799
6.50%, 03/01/2028(c)	1,000	1,086	San Diego Community College District
Needles Public Utility Authority			5.25%, 08/01/2033(b)	1,950	2,217
6.50%, 02/01/2022	1,880	1,881	San Diego Public Facilities Financing
Norco Community Redevelopment Agency			Authority Sewer Revenue
Successor Agency (credit support from BAM)			5.00%, 05/15/2038	2,000	2,438
5.00%, 03/01/2032(a)	1,000	1,168	San Diego Public Facilities Financing
Norco Financing Authority (credit support			Authority Water Revenue
from AGM)			5.38%, 08/01/2034	2,000	2,275
5.63%, 10/01/2034(a)	1,000	1,130	San Diego Redevelopment Agency Successor
Northern Inyo County Local Hospital District			Agency
5.00%, 12/01/2029	1,010	1,057	6.40%, 09/01/2019	1,000	1,004
Oakland Unified School District/Alameda			San Diego Unified School District/CA
County			4.00%, 07/01/2045	5,395	5,879
5.00%, 08/01/2040	3,400	3,934	San Francisco Bay Area Rapid Transit
Ontario Redevelopment Financing			District
Authority (credit support from AMBAC)			4.00%, 08/01/2033	5,000	5,687
5.50%, 08/01/2016(a)	1,055	1,059	5.00%, 07/01/2028	1,755	2,017
Ontario Redevelopment Financing			San Francisco City & County Airport Comm-
Authority (credit support from NATL)			San Francisco International Airport
5.25%, 08/01/2016(a)	1,060	1,063	5.00%, 05/01/2031	1,000	1,245
Palm Desert Financing Authority (credit			San Francisco City & County Redevelopment
support from NATL)			Agency
5.00%, 08/01/2022(a)	1,280	1,295	5.00%, 08/01/2044	1,500	1,640
Pittsburg Successor Agency Redevelopment			6.50%, 08/01/2039	1,000	1,182
Agency (credit support from AGM)			San Joaquin Hills Transportation Corridor
5.00%, 09/01/2028(a)	1,000	1,227	Agency
5.00%, 09/01/2029(a)	1,000	1,217	5.00%, 01/15/2034	2,500	2,805
Pittsburg Unified School District			San Luis Obispo County Financing
0.00%, 08/01/2036(e)	1,365	648	Authority (credit support from AGM)
5.00%, 08/01/2043	2,900	3,457	5.00%, 08/01/2030(a)	1,000	1,144
Pittsburg Unified School District (credit			San Luis Obispo County Financing
support from AGM)			Authority (credit support from BAM)
5.50%, 08/01/2031(a)	1,000	1,108	5.00%, 09/01/2037(a)	1,000	1,172

See accompanying notes

Schedule of Investments
California Municipal Fund
April 30, 2016 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

California (continued)			Virgin Islands - 1.19%
Santa Clara County Financing Authority			Virgin Islands Public Finance Authority
5.25%, 05/15/2036	$2,000	$2,158	5.00%, 10/01/2030	$3,700		$4,088
Santa Margarita Water District
5.00%, 09/01/2038	465	514	TOTAL MUNICIPAL BONDS			$339,456
Semitropic Improvement District			Total Investments			$339,456
5.00%, 12/01/2038	2,000	2,255	Liability for Floating Rate Notes Issued in Conjunction with
Southern California Public Power Authority			Securities Held - (3.77)%
5.00%, 11/01/2029	2,270	2,740	Notes with interest rates of 0.42% - 0.46% at	$(12,989	) $	(12,989)
5.25%, 07/01/2029	695	830	April 30, 2016 and contractual maturity of
5.25%, 07/01/2031	695	808	collateral of 2017-2023.(f)
State of California			Total Net Investments			$326,467
2.45%, 12/01/2031	1,000	1,020	Other Assets and Liabilities - 5.23%			$18,012
5.00%, 02/01/2038	1,450	1,702	TOTAL NET ASSETS - 100.00%			$344,479
5.00%, 04/01/2043	3,380	3,944
5.25%, 11/01/2040	1,500	1,771
5.75%, 04/01/2031	675	771	(a)	Credit support indicates investments that benefit from credit enhancement
6.00%, 03/01/2033	2,000	2,377	or liquidity support provided by a third party bank, institution, or
6.00%, 04/01/2038	3,000	3,439	government agency.
State of California Department of Water			(b)	Security or portion of underlying security related to Inverse Floaters
Resources			entered into by the Fund. See Notes to Financial Statements for additional
5.00%, 12/01/2028	1,615	1,760	information.
5.00%, 12/01/2028	65	71	(c)	Security exempt from registration under Rule 144A of the Securities Act of
Stockton East Water District (credit support			1933. These securities may be resold in transactions exempt from
from NATL)			registration, normally to qualified institutional buyers. At the end of the
5.25%, 04/01/2022(a)	1,780	1,784	period, the value of these securities totaled $12,967 or 3.76% of net assets.
Stockton Unified School District (credit			(d) Security purchased on a when-issued basis.
support from AGM)			(e) Non-Income Producing Security
5.00%, 08/01/2038(a)	1,500	1,738	(f)	Floating rate securities. The interest rate(s) shown reflect the rates in
Tobacco Securitization Authority of Southern			effect at April 30, 2016.
California
5.13%, 06/01/2046	1,500	1,495
Travis Unified School District (credit support
from AGM)			Portfolio Summary (unaudited)
5.00%, 09/01/2029(a)	1,000	1,202	Sector			Percent
Tulare County Transportation Authority			Revenue Bonds			55.84%
5.00%, 02/01/2029	1,000	1,226	Insured			19.84%
Tustin Public Financing Authority			General Obligation Unlimited			15.13%
5.00%, 04/01/2041	1,000	1,140	Prerefunded			5.55%
University of California			Special Tax			1.12%
5.00%, 05/15/2044	1,000	1,175	Tax Allocation			0.77%
5.25%, 05/15/2039(b)	2,513	2,826	General Obligation Limited Notes			0.29%
5.25%, 05/15/2039(b)	487	552	Liability For Floating Rate Notes Issued			(3.77)%
Walnut Energy Center Authority			Other Assets and Liabilities			5.23%
5.00%, 01/01/2035	1,225	1,371	TOTAL NET ASSETS			100.00%
West Sacramento Financing Authority
5.00%, 09/01/2029	465	549
Western Municipal Water District Facilities
Authority
5.00%, 10/01/2034	1,700	1,939
Woodland-Davis Clean Water Agency (credit
support from AGM)
5.00%, 03/01/2039(a)	1,500	1,776
Yuba Community College District
3.13%, 08/01/2039	2,500	2,499
		$332,475

Guam- 0.84%
Guam Government Waterworks Authority
5.00%, 01/01/2046	2,525	2,893

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 3.85%		Shares Held	Value (000's)		Principal
				BONDS (continued)	Amount (000's)	Value (000's)
Publicly Traded Investment Fund - 3.85%
Goldman Sachs Financial Square Funds -		159,393,431	$159,393	Airlines - 0.42%
Government Fund				Air Canada
				6.75%, 10/01/2019(b)	$715	$748
TOTAL INVESTMENT COMPANIES			$159,393	American Airlines 2013-1 Class B Pass
PREFERRED STOCKS - 0.42%		Shares Held	Value (000's)	Through Trust
				5.63%, 01/15/2021(b)	1,323	1,353
Banks- 0.35%				American Airlines 2013-2 Class A Pass
Bank of America Corp 6.50%; Series Y (a)		35,000	924	Through Trust
CoBank ACB 6.20% (a)		35,000	3,500	4.95%, 07/15/2024	1,672	1,795
Morgan Stanley (a)		145,000	3,846	American Airlines 2014-1 Class A Pass
State Street Corp 5.90%; Series D (a)		225,000	6,113	Through Trust
			$14,383	3.70%, 04/01/2028	1,429	1,458
Diversified Financial Services - 0.01%				American Airlines 2015-1 Class A Pass
RBS Capital Funding Trust V (a)		15,000	366	Through Trust
				3.38%, 11/01/2028	4,948	5,004
				American Airlines 2015-1 Class B Pass
Electric - 0.03%				Through Trust
SCE Trust III (a)		50,000	1,360	3.70%, 11/01/2024	259	253
				United Airlines 2014-1 Class A Pass Through
Telecommunications - 0.03%				Trust
Verizon Communications Inc		50,000	1,363	4.00%, 10/11/2027	2,578	2,704
				United Airlines 2014-2 Class A Pass Through
				Trust
TOTAL PREFERRED STOCKS			$17,472
				3.75%, 03/03/2028	2,359	2,418
		Principal
				US Airways 2001-1G Pass Through Trust
BONDS- 65.62%		Amount (000's)	Value (000's)
				7.08%, 09/20/2022	188	200
Advertising - 0.04%				US Airways 2013-1 Class A Pass Through
MDC Partners Inc				Trust
6.50%, 05/01/2024(b)		$1,740	$1,802	3.95%, 05/15/2027	1,307	1,346
						$17,279

Aerospace & Defense - 0.40%				Apparel - 0.04%
Air 2 US				NIKE Inc
8.03%, 10/01/2020(b),(c)		162	169	3.88%, 11/01/2045	1,455	1,543
8.63%, 10/01/2020(b)		172	175
BAE Systems Holdings Inc
2.85%, 12/15/2020(b)		1,390	1,411	Automobile Asset Backed Securities - 7.83%
3.85%, 12/15/2025(b)		3,825	3,976	Ally Auto Receivables Trust 2014-2
				0.68%, 07/17/2017(d)	286	286
BAE Systems PLC
				Ally Auto Receivables Trust 2014-3
4.13%, 06/08/2022	GBP	100	159	0.81%, 09/15/2017(d)	2,325	2,325
Lockheed Martin Corp
				Ally Auto Receivables Trust 2014-SN2
2.50%, 11/23/2020		$2,720	2,798	1.03%, 09/20/2017(d)	12,084	12,088
3.55%, 01/15/2026		4,480	4,802	1.21%, 02/20/2019(d)	7,300	7,302
4.70%, 05/15/2046		1,513	1,740
				Ally Auto Receivables Trust 2016-2
United Technologies Corp
				1.35%, 05/15/2020	10,500	10,479
4.50%, 06/01/2042		1,340	1,492
				AmeriCredit Automobile Receivables 2015-4
			$16,722	2.11%, 01/08/2021(d)	1,575	1,577
Agriculture - 0.91%				AmeriCredit Automobile Receivables 2016-1
Altria Group Inc				1.19%, 06/10/2019(d)	6,500	6,510
4.50%, 05/02/2043		2,810	3,080	1.52%, 06/10/2019	2,900	2,906
9.95%, 11/10/2038		915	1,653	AmeriCredit Automobile Receivables Trust
BAT International Finance PLC				2014-2
2.75%, 06/15/2020(b)		485	501	2.18%, 06/08/2020	2,000	2,014
Imperial Brands Finance PLC				Americredit Automobile Receivables Trust
2.25%, 02/26/2021	EUR	400	490	2014-4
3.38%, 02/26/2026		150	199	0.84%, 04/09/2018(d)	3,496	3,495
3.75%, 07/21/2022(b)		$3,065	3,229	AmeriCredit Automobile Receivables Trust
4.25%, 07/21/2025(b)		4,210	4,533	2015-2
4.88%, 06/07/2032	GBP	150	250	2.40%, 01/08/2021(d)	7,850	7,853
5.50%, 09/28/2026		100	175	AmeriCredit Automobile Receivables Trust
Philip Morris International Inc				2015-3
1.88%, 02/25/2021		$5,295	5,313	0.95%, 01/08/2019(d)	1,176	1,176
4.38%, 11/15/2041		1,355	1,468	AmeriCredit Automobile Receivables Trust
Pinnacle Operating Corp				2016-2
9.00%, 11/15/2020(b)		1,785	1,517	1.19%, 10/08/2019(d)	6,000	6,003
Reynolds American Inc				2.87%, 11/08/2021(d)	4,325	4,335
3.25%, 06/12/2020		1,558	1,634	Capital Auto Receivables Asset Trust 2013-2
4.45%, 06/12/2025		4,035	4,469	1.24%, 10/20/2017	487	487
5.70%, 08/15/2035		3,825	4,566	Capital Auto Receivables Asset Trust 2014-2
5.85%, 08/15/2045		1,840	2,258	1.26%, 05/21/2018(d)	5,127	5,131
6.88%, 05/01/2020		1,970	2,323	Capital Auto Receivables Asset Trust 2015-2
			$37,658	0.84%, 10/20/2017(d)	9,125	9,116

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2016 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Automobile Asset Backed Securities (continued)				Automobile Asset Backed Securities (continued)
Capital Auto Receivables Asset Trust 2016-1				Santander Drive Auto Receivables Trust 2016-
1.14%, 11/20/2018(d)		$8,450	$8,454	1
CarMax Auto Owner Trust 2014-4				1.21%, 07/15/2019(d)		$7,500	$7,519
1.25%, 11/15/2019		8,500	8,508	SunTrust Auto Receivables Trust 2015-1
2.44%, 11/16/2020		2,000	2,006	0.99%, 06/15/2018(b),(d)		8,560	8,560
CarMax Auto Owner Trust 2015-1				Volkswagen Auto Lease Trust 2015-A
0.88%, 03/15/2018(d)		2,183	2,183	0.76%, 06/20/2017(d)		5,764	5,757
CarMax Auto Owner Trust 2015-2				1.25%, 12/20/2017		14,540	14,504
0.71%, 06/15/2018(d)		6,214	6,215	Volkswagen Auto Loan Enhanced Trust 2014-
Chesapeake Funding II LLC				1
1.58%, 03/15/2028(b),(d)		8,000	7,999	0.91%, 10/22/2018		1,899	1,890
Chesapeake Funding LLC				World Omni Auto Receivables Trust 2014-B
0.86%, 03/07/2026(b),(d)		13,820	13,793	1.14%, 01/15/2020		9,700	9,703
0.89%, 01/07/2025(b),(d)		1,585	1,584				$324,435
0.94%, 02/07/2027(b),(d)		12,099	12,046
1.69%, 04/07/2024(b),(d)		826	826	Automobile Floor Plan Asset Backed Securities - 0.47%
Chrysler Capital Auto Receivables Trust 2015-				Ally Master Owner Trust
B				1.60%, 10/15/2019		8,000	8,006
1.46%, 12/17/2018(b)		7,350	7,358	Ford Credit Floorplan Master Owner Trust A
				0.83%, 02/15/2019(d)		1,105	1,104
Drive Auto Receivables Trust 2015-C
1.10%, 02/15/2018(b),(d)		725	725	GE Dealer Floorplan Master Note Trust
				0.82%, 07/20/2019(d)		10,575	10,549
Drive Auto Receivables Trust 2015-D
1.30%, 06/15/2018(b),(d)		5,029	5,031				$19,659
Drive Auto Receivables Trust 2016-A				Automobile Manufacturers - 2.02%
1.33%, 03/15/2018(b),(d)		11,000	11,006
				American Honda Finance Corp
3.17%, 05/15/2020(b),(d)		1,000	1,012
				2.45%, 09/24/2020		5,130	5,290
Enterprise Fleet Financing LLC				Daimler AG
1.59%, 02/22/2021(b),(d)		3,489	3,489
				2.00%, 04/07/2020	EUR	500	610
Ford Credit Auto Lease Trust 2016-A				Daimler Finance North America LLC
0.97%, 11/15/2018(d)		7,000	7,001	1.45%, 08/01/2016(b)		$2,005	2,007
Ford Credit Auto Owner Trust 2016-A				1.65%, 03/02/2018(b)		2,830	2,834
1.39%, 07/15/2020		1,620	1,624	2.25%, 03/02/2020(b)		3,820	3,852
GM Financial Automobile Leasing Trust				2.45%, 05/18/2020(b)		5,480	5,517
2014-1				2.70%, 08/03/2020(b)		1,625	1,663
1.76%, 05/21/2018(b)		5,110	5,113	Daimler International Finance BV
1.99%, 05/21/2018(b)		2,000	2,003
				3.50%, 06/06/2019	GBP	150	231
GM Financial Automobile Leasing Trust				Fiat Chrysler Automobiles NV
2014-2				4.50%, 04/15/2020		$750	767
1.22%, 01/22/2018(b),(d)		16,119	16,124
				Ford Motor Co
1.96%, 03/20/2018(b)		1,500	1,498
				7.40%, 11/01/2046		1,130	1,501
2.43%, 03/20/2018(b)		4,250	4,237	Ford Motor Credit Co LLC
Hertz Fleet Lease Funding LP				2.60%, 11/04/2019		2,375	2,406
0.84%, 04/10/2028(b),(d)		3,800	3,792
				4.39%, 01/08/2026		775	837
0.99%, 12/10/2027(b),(d)		7,585	7,576	8.00%, 12/15/2016		11,315	11,789
Honda Auto Receivables 2015-3 Owner				General Motors Co
Trust				3.50%, 10/02/2018		7,240	7,471
0.92%, 11/20/2017		2,668	2,668	4.88%, 10/02/2023		2,488	2,663
Hyundai Auto Lease Securitization Trust				6.25%, 10/02/2043		530	597
2016	-A			6.60%, 04/01/2036		1,170	1,369
0.98%, 07/16/2018(b),(d)		20,000	20,050	General Motors Financial Co Inc
Mercedes Benz Auto Lease Trust 2015-B				2.63%, 07/10/2017		3,695	3,725
0.95%, 01/16/2018(d)		4,500	4,502
				3.25%, 05/15/2018		2,185	2,235
MMCA Auto Owner Trust 2014-A				3.45%, 04/10/2022		1,280	1,285
1.21%, 12/16/2019(b),(d)		5,173	5,164
				4.30%, 07/13/2025		110	113
1.92%, 12/16/2019(b)		330	330
				General Motors Financial International BV
Nissan Auto Receivables 2013-C Owner				0.85%, 02/23/2018	EUR	250	288
Trust				1.88%, 10/15/2019		500	591
0.67%, 08/15/2018(d)		1,090	1,089
				Hyundai Capital America
Nissan Auto Receivables 2015-A Owner				2.40%, 10/30/2018(b)		$2,015	2,031
Trust				Jaguar Land Rover Automotive PLC
1.05%, 10/15/2019(d)		6,500	6,495	3.50%, 03/15/2020(b)		800	800
Santander Drive Auto Receivables Trust 2014-				4.13%, 12/15/2018(b)		540	555
1				5.63%, 02/01/2023(b)		3,065	3,234
2.36%, 04/15/2020		1,000	1,006	Navistar International Corp
Santander Drive Auto Receivables Trust 2014-				8.25%, 11/01/2021		2,215	1,584
5				Nissan Motor Acceptance Corp
0.83%, 04/16/2018(d)		776	776	1.18%, 03/03/2017(b),(d)		3,000	3,001
1.77%, 09/16/2019		4,000	4,007	Toyota Motor Credit Corp
2.48%, 06/15/2020		4,000	4,021	1.02%, 01/17/2019(d)		1,320	1,312
Santander Drive Auto Receivables Trust 2015-				Volkswagen Group of America Finance LLC
1				1.06%, 11/20/2017(b),(d)		10,000	9,821
0.91%, 07/16/2018(d)		2,108	2,108

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Automobile Manufacturers (continued)				Banks (continued)
Volkswagen International Finance NV				City National Corp/CA
1.13%, 11/18/2016(b)		$1,625	$1,625	5.25%, 09/15/2020		$1,815	$2,031
			$83,604	CoBank ACB
				6.25%, 12/29/2049(a),(d)		1,270	1,311
Automobile Parts & Equipment - 0.20%				Compass Bank
Dana Holding Corp				1.85%, 09/29/2017		2,675	2,662
5.50%, 12/15/2024		1,590	1,546	2.75%, 09/29/2019		2,125	2,132
6.75%, 02/15/2021		415	430	Cooperatieve Rabobank UA
Gestamp Funding Luxembourg SA				4.38%, 08/04/2025		2,000	2,092
5.63%, 05/31/2020(b)		200	205
				4.63%, 12/01/2023		2,800	2,974
Lear Corp				4.63%, 05/23/2029	GBP	250	377
5.25%, 01/15/2025		1,905	2,024	5.25%, 09/14/2027		125	199
Nemak SAB de CV				5.25%, 08/04/2045		$7,490	8,335
5.50%, 02/28/2023(b)		1,500	1,558
				5.50%, 01/22/2049(a),(d)	EUR	800	877
Schaeffler Holding Finance BV				5.75%, 12/01/2043		$465	549
6.75%, PIK 7.50%, 11/15/2022(b),(e)		765	832
				11.00%, 12/29/2049 (a),(b),(d)		1,560	1,901
ZF North America Capital Inc				Danske Bank A/S
4.00%, 04/29/2020(b)		1,070	1,118
				2.80%, 03/10/2021(b)		4,100	4,202
4.50%, 04/29/2022(b)		195	200
4.75%, 04/29/2025(b)		510	517	Discover Bank/Greenwood DE
				2.60%, 11/13/2018		5,500	5,554
			$8,430	Fifth Third Bank/Cincinnati OH
Banks- 9.00%				2.88%, 10/01/2021		3,125	3,175
Abbey National Treasury Services PLC/United				First Horizon National Corp
Kingdom				3.50%, 12/15/2020		4,600	4,617
1.04%, 09/29/2017(d)		7,000	6,965	Goldman Sachs Group Inc/The
1.88%, 02/17/2020	GBP	100	145	2.60%, 04/23/2020		2,590	2,622
3.88%, 10/15/2029		100	152	3.85%, 07/08/2024		4,405	4,584
ABN AMRO Bank NV				4.25%, 10/21/2025		2,960	3,022
4.80%, 04/18/2026(b)		$4,400	4,503	4.25%, 01/29/2026	GBP	100	158
Associated Banc-Corp				4.75%, 10/12/2021	EUR	200	266
2.75%, 11/15/2019		1,965	1,980	4.75%, 10/21/2045		$2,240	2,384
4.25%, 01/15/2025		5,610	5,678	5.15%, 05/22/2045		2,775	2,853
Banco Bilbao Vizcaya Argentaria SA				5.38%, 03/15/2020		2,415	2,684
				5.38%, 12/29/2049(a),(d)		9,945	9,602
3.00%, 10/20/2020		1,525	1,546
Banco Santander SA				5.95%, 01/15/2027		1,725	1,972
6.25%, 03/12/2049(a),(d)	EUR	100	100	6.75%, 10/01/2037		735	891
Bank of America Corp				Huntington National Bank/The
2.63%, 04/19/2021		$8,930	8,990	1.06%, 04/24/2017(d)		12,100	12,077
3.50%, 04/19/2026		1,845	1,865	2.88%, 08/20/2020		980	988
3.95%, 04/21/2025		3,315	3,311	ING Bank NV
4.20%, 08/26/2024		5,320	5,418	1.32%, 10/01/2019(b),(d)		3,000	2,955
				2.00%, 11/26/2018(b)		2,540	2,557
4.25%, 10/22/2026		2,906	2,970
				2.70%, 08/17/2020(b)		7,105	7,230
4.75%, 04/21/2045		3,000	3,002
5.13%, 12/29/2049(a),(d)		3,050	2,856	5.80%, 09/25/2023(b)		1,800	1,988
6.10%, 12/29/2049(a),(d)		5,955	5,959	Intesa Sanpaolo SpA
6.25%, 09/29/2049(a),(d)		3,595	3,608	3.93%, 09/15/2026	EUR	650	762
Bank of New York Mellon Corp/The				5.02%, 06/26/2024(b)		$10,415	9,802
				5.71%, 01/15/2026(b)		3,975	3,863
2.50%, 04/15/2021		3,190	3,269
4.95%, 12/29/2049(a),(d)		10,420	10,405	JPMorgan Chase & Co
Barclays PLC				2.75%, 08/24/2022	EUR	300	381
8.25%, 12/29/2049(a),(d)		2,705	2,712	3.50%, 12/18/2026	GBP	100	151
BBVA Banco Continental SA				4.13%, 12/15/2026		$4,120	4,300
5.00%, 08/26/2022(b)		975	1,058	4.25%, 10/01/2027		2,625	2,740
BBVA Bancomer SA/Texas				4.50%, 01/24/2022		1,955	2,159
6.75%, 09/30/2022(b)		3,000	3,293	4.95%, 06/01/2045		3,800	4,110
BBVA Subordinated Capital SAU				5.00%, 12/29/2049(a),(d)		3,625	3,489
3.50%, 04/11/2024(d)	EUR	200	236	5.30%, 12/29/2049(a),(d)		4,221	4,221
BPCE SA				5.63%, 08/16/2043		2,250	2,644
2.65%, 02/03/2021		$4,290	4,374	Morgan Stanley
2.75%, 11/30/2027(d)	EUR	300	352	1.75%, 03/11/2024	EUR	500	579
5.25%, 04/16/2029	GBP	200	304	2.38%, 07/23/2019		$6,435	6,515
CIT Group Inc				2.38%, 03/31/2021	EUR	500	614
3.88%, 02/19/2019		$3,795	3,814	2.50%, 04/21/2021		$3,445	3,452
Citigroup Inc				4.00%, 07/23/2025		3,290	3,461
2.70%, 03/30/2021		4,270	4,324	4.30%, 01/27/2045		3,140	3,189
3.40%, 05/01/2026(f)		1,985	1,992	4.88%, 11/01/2022		3,270	3,558
4.60%, 03/09/2026		1,385	1,439	5.00%, 11/24/2025		11,920	12,974
Citizens Bank NA/Providence RI				5.55%, 12/29/2049(a),(d)		2,700	2,673
2.30%, 12/03/2018		1,670	1,680	Nordea Bank AB
				2.50%, 09/17/2020(b)		4,295	4,370
Citizens Financial Group Inc
4.30%, 12/03/2025		3,300	3,405	4.62%, 02/15/2022(d)	EUR	400	472
				5.50%, 09/29/2049(a),(b),(d)		$1,340	1,315

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)				Beverages (continued)
PNC Bank NA				Pernod Ricard SA
6.00%, 12/07/2017		$7,400	$7,833	5.75%, 04/07/2021(b)		$1,045	$1,189
Popular Inc							$60,726
7.00%, 07/01/2019		900	878
Royal Bank of Scotland Group PLC				Biotechnology - 0.29%
5.13%, 05/28/2024		410	401	Celgene Corp
7.50%, 12/29/2049(a),(d)		910	849	2.13%, 08/15/2018		815	826
7.64%, 03/29/2049(a),(d)		390	364	2.88%, 08/15/2020		3,375	3,495
7.65%, 08/29/2049(a),(d)		2,275	2,650	4.63%, 05/15/2044		665	685
Santander Issuances SAU				5.00%, 08/15/2045		580	637
2.50%, 03/18/2025	EUR	100	111	5.25%, 08/15/2043		115	128
Skandinaviska EnskildaBanken AB				Genzyme Corp
2.45%, 05/27/2020(b)		$3,500	3,537	5.00%, 06/15/2020		810	914
2.63%, 11/17/2020(b)		9,400	9,589	Gilead Sciences Inc
2.63%, 03/15/2021		1,005	1,028	3.05%, 12/01/2016		840	851
3.00%, 12/18/2020	GBP	175	270	3.65%, 03/01/2026		1,230	1,314
5.75%, 11/29/2049(a),(d)		$10,195	9,942	4.60%, 09/01/2035		2,095	2,298
7.09%, 12/29/2049(a),(d)	EUR	500	618	4.75%, 03/01/2046		295	327
Svenska Handelsbanken AB				4.80%, 04/01/2044		575	650
2.66%, 01/15/2024(d)		500	592				$12,125
5.25%, 12/29/2049(a),(d)		$2,500	2,431
				Building Materials - 0.47%
UBS AG				Boise Cascade Co
4.75%, 02/12/2026(d)	EUR	250	301
				6.38%, 11/01/2020		390	390
UBS AG/Jersey				Cemex SAB de CV
7.25%, 02/22/2022(d)		$4,840	4,991	6.13%, 05/05/2025(b)		650	639
UBS AG/London				7.25%, 01/15/2021(b)		2,210	2,359
6.00%, 04/18/2018	EUR	250	319	CRH America Inc
UBS AG/Stamford CT				8.13%, 07/15/2018		3,425	3,856
2.35%, 03/26/2020		$3,575	3,617	CRH Finance LTD
UBS Group AG				3.13%, 04/03/2023	EUR	250	328
7.13%, 12/29/2049(a)		2,900	2,944
				Crh Finance UK PLC
UBS Group Funding Jersey Ltd				4.13%, 12/02/2029(d)	GBP	200	311
2.95%, 09/24/2020(b)		4,290	4,328
				CRH Finland Services OYJ
4.13%, 04/15/2026(b)		3,220	3,307
				2.75%, 10/15/2020	EUR	250	313
UBS Preferred Funding Trust V				Martin Marietta Materials Inc
6.24%, 05/29/2049(a)		2,459	2,462	1.73%, 06/30/2017(d)		$9,280	9,210
US Bancorp				Masco Corp
2.35%, 01/29/2021		6,725	6,887	4.38%, 04/01/2026		550	566
Wells Fargo & Co				Norbord Inc
2.50%, 03/04/2021		1,345	1,366	5.38%, 12/01/2020(b)		650	656
2.60%, 07/22/2020		1,540	1,579	Vulcan Materials Co
3.90%, 05/01/2045		25	25	4.50%, 04/01/2025		915	974
4.90%, 11/17/2045		3,745	4,049				$19,602
5.87%, 12/29/2049(a),(d)		1,350	1,442
5.90%, 12/29/2049(a),(d)		2,075	2,124	Chemicals - 0.59%
Westpac Banking Corp				A Schulman Inc
0.95%, 05/19/2017(d)		6,650	6,646	6.88%, 06/01/2023(b)		665	667
			$372,800	Agrium Inc
				3.38%, 03/15/2025		4,630	4,593
Beverages - 1.47%				Aruba Investments Inc
Anheuser-Busch Cos LLC				8.75%, 02/15/2023(b)		1,000	953
5.60%, 03/01/2017		1,090	1,132	Blue Cube Spinco Inc
Anheuser-Busch InBev Finance Inc				9.75%, 10/15/2023(b)		565	645
2.65%, 02/01/2021		11,510	11,821	Braskem Finance Ltd
3.30%, 02/01/2023		3,755	3,913	5.75%, 04/15/2021(b)		450	439
3.65%, 02/01/2026		8,375	8,828	6.45%, 02/03/2024		400	393
4.70%, 02/01/2036		7,035	7,694	CF Industries Inc
4.90%, 02/01/2046		14,170	16,070	4.95%, 06/01/2043		1,350	1,267
Anheuser-Busch InBev SA/NV				5.15%, 03/15/2034		1,595	1,575
1.50%, 04/18/2030	EUR	475	525	Consolidated Energy Finance SA
Coca-Cola Icecek AS				6.75%, 10/15/2019(b)		2,200	2,079
4.75%, 10/01/2018(b)		$2,050	2,145	Cornerstone Chemical Co
Constellation Brands Inc				9.38%, 03/15/2018(b)		720	673
3.75%, 05/01/2021		1,065	1,105	Dow Chemical Co/The
3.88%, 11/15/2019		520	547	4.38%, 11/15/2042		515	508
4.25%, 05/01/2023		1,630	1,703	Eagle Spinco Inc
Corp Lindley SA				4.63%, 02/15/2021		1,395	1,388
6.75%, 11/23/2021(b)		307	350	Monsanto Co
6.75%, 11/23/2021		865	986	3.95%, 04/15/2045		2,780	2,470
PepsiCo Inc				4.40%, 07/15/2044		802	772
4.45%, 04/14/2046		2,435	2,718	NOVA Chemicals Corp
				5.00%, 05/01/2025(b)		985	965

See accompanying notes

Schedule of Investments Core Plus Bond Fund April 30, 2016 (unaudited)

		Principal		Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Chemicals (continued)				Commercial Mortgage Backed Securities (continued)
NOVA Chemicals Corp (continued)				Credit Suisse First Boston Mortgage Securities
5.25%, 08/01/2023(b)		$30	$30	Corp
Solvay Finance America LLC				0.57%, 11/15/2037(b),(d),(g)	$691	$—
3.40%, 12/03/2020(b)		3,100	3,209	4.77%, 07/15/2037	24	24
4.45%, 12/03/2025(b)		1,675	1,744	CSMC Series 2009-RR1
			$24,370	5.38%, 02/15/2040(b)	3,165	3,193
				CSMC Series 2009-RR3
Commercial Mortgage Backed Securities - 5.77%				5.34%, 12/15/2043(b),(d)	1,545	1,571
Banc of America Commercial Mortgage Trust				DBUBS 2011-LC2 Mortgage Trust
2007-3				4.54%, 07/10/2044(b)	5,000	5,548
0.72%, 06/10/2049(b),(d)		1,000	984
				5.67%, 07/10/2044(b),(d)	5,000	5,222
Banc of America Commercial Mortgage Trust				FHLMC Multifamily Structured Pass Through
2008-1				Certificates
6.48%, 02/10/2051(d)		3,255	3,456
				3.15%, 11/25/2025(d)	3,000	3,189
Banc of America Commercial Mortgage Trust				GE Commercial Mortgage Corp Series 2007-
2015-UB	S7			C1 Trust
3.71%, 09/15/2048		2,000	2,146	5.61%, 12/10/2049(d)	6,575	6,416
BCRR Trust 2009-1				GS Mortgage Securities Trust 2011-GC5
5.86%, 07/17/2040(b)		1,945	2,003
				1.78%, 08/10/2044(b),(d),(g)	106,324	5,363
CD 2006-CD3 Mortgage Trust				GS Mortgage Securities Trust 2012-GCJ7
5.62%, 10/15/2048		1,015	1,018	2.69%, 05/10/2045(d),(g)	18,503	1,517
CD 2007-CD4 Commercial Mortgage Trust				GS Mortgage Securities Trust 2013-GC16
5.37%, 12/11/2049		5,490	5,577	1.68%, 11/10/2046(d),(g)	30,676	1,857
CFCRE Commercial Mortgage Trust 2011-				5.49%, 11/10/2046(d)	800	852
C2				GS Mortgage Securities Trust 2013-GCJ12
5.76%, 12/15/2047(b),(d)		800	875
				3.78%, 06/10/2046(d)	555	575
Citigroup Commercial Mortgage Trust 2012-				GS Mortgage Securities Trust 2014-GC26
GC8				1.25%, 11/10/2047(d),(g)	50,058	3,304
4.29%, 09/10/2045(b)		800	846
				GS Mortgage Securities Trust 2015-GC34
Citigroup Commercial Mortgage Trust 2015-				3.51%, 10/10/2048(d)	1,482	1,566
GC27				JP Morgan Chase Commercial Mortgage
3.57%, 02/10/2048(d)		6,500	6,702
				Securities Corp
Citigroup Commercial Mortgage Trust 2015-				1.99%, 12/15/2047(d),(g)	21,206	1,528
GC29				3.35%, 12/15/2047(b),(d)	500	519
3.19%, 04/10/2048(d)		3,000	3,094
4.29%, 04/10/2048(d)		2,000	1,933	JP Morgan Chase Commercial Mortgage
				Securities Trust 2005-CIBC12
Citigroup Commercial Mortgage Trust 2015-				5.57%, 09/12/2037(d)	242	59
GC35				JP Morgan Chase Commercial Mortgage
3.82%, 11/10/2048		1,000	1,080	Securities Trust 2006-CIBC17
Citigroup Commercial Mortgage Trust 2016-				5.43%, 12/12/2043	1,656	1,673
GC37				5.46%, 12/12/2043	5,000	4,903
3.58%, 04/10/2049(d)		1,750	1,799
				JP Morgan Chase Commercial Mortgage
COMM 2010-RR1				Securities Trust 2006-LDP9
5.54%, 12/11/2049(b),(d)		900	918
				5.34%, 05/15/2047	204	207
COMM 2013-CCRE11 Mortgage Trust				JP Morgan Chase Commercial Mortgage
1.34%, 10/10/2046(d),(g)		59,130	3,532
				Securities Trust 2007-C1
4.72%, 10/10/2046		5,000	5,625	6.17%, 02/15/2051(d)	10,000	10,162
COMM 2013-CCRE6 Mortgage Trust				JP Morgan Chase Commercial Mortgage
4.31%, 03/10/2046(b),(d)		500	446
				Securities Trust 2010-C1
COMM 2013-LC6 Mortgage Trust				5.95%, 06/15/2043(b)	2,585	2,793
4.43%, 01/10/2046(b),(d)		1,470	1,342
				JP Morgan Chase Commercial Mortgage
COMM 2014-CCRE16 Mortgage Trust				Securities Trust 2011-C5
4.05%, 04/10/2047		600	661	3.15%, 08/15/2046	1,258	1,261
COMM 2014-CCRE17 Mortgage Trust				5.50%, 08/15/2046(b),(d)	800	861
4.90%, 05/10/2047(d)		1,850	1,903
				JP Morgan Chase Commercial Mortgage
COMM 2014-LC17 Mortgage Trust				Securities Trust 2013-C16
4.49%, 10/10/2047		5,000	5,312	1.30%, 12/15/2046(d),(g)	11,735	623
COMM 2014-UBS5 Mortgage Trust				JPMBB Commercial Mortgage Securities
1.25%, 09/10/2047(d),(g)		71,148	3,970
				Trust 2013-C15
COMM 2015-CCRE22 Mortgage Trust				1.52%, 11/15/2045(d),(g)	42,520	2,391
4.26%, 03/10/2048(d)		1,611	1,569
				JPMBB Commercial Mortgage Securities
COMM 2015-PC1 Mortgage Trust				Trust 2014-C18
4.29%, 07/10/2050(d)		2,000	2,159
				4.97%, 02/15/2047(d)	1,000	1,103
Commercial Mortgage Pass Through				4.97%, 02/15/2047(d)	2,700	2,793
Certificates				JPMBB Commercial Mortgage Securities
4.93%, 10/15/2045(b),(d)		2,715	2,809
				Trust 2014-C19
Credit Suisse Commercial Mortgage Trust				1.41%, 04/15/2047(d),(g)	47,080	2,010
Series 2006-C5				JPMBB Commercial Mortgage Securities
0.91%, 12/15/2039(d),(g)		12,667	18
				Trust 2014-C24
Credit Suisse Commercial Mortgage Trust				1.23%, 11/15/2047(d),(g)	9,433	523
Series 2007-C3				4.07%, 11/15/2047(b),(d)	1,000	773
5.89%, 06/15/2039(d)		1,561	1,605
				4.57%, 11/15/2047(d)	4,350	4,391

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

Commercial Mortgage Backed Securities (continued)			Commercial Mortgage Backed Securities (continued)
JPMBB Commercial Mortgage Securities			Wachovia Bank Commercial Mortgage Trust
Trust 2015-C28			Series 2007-C30
3.99%, 10/15/2048(d)	$7,000	$6,748	0.63%, 12/15/2043(b),(d)			$1,350	$1,286
JPMBB Commercial Mortgage Securities			5.25%, 12/15/2043			833	845
Trust 2015-C31			Wachovia Bank Commercial Mortgage Trust
1.18%, 08/15/2048(d),(g)	43,152	2,795	Series 2007-C34
LB-UBS Commercial Mortgage Trust 2005-			5.68%, 05/15/2046(d)			240	248
C3			Wells Fargo Commercial Mortgage Trust
1.03%, 07/15/2040(b),(d),(g)	2,586	68	2015-NX	S3
LB-UBS Commercial Mortgage Trust 2007-			4.64%, 09/15/2057(d)			1,400	1,461
C1			WFRBS Commercial Mortgage Trust 2013-
0.60%, 02/15/2040(d),(g)	9,864	27	C12
LB-UBS Commercial Mortgage Trust 2007-			1.54%, 03/15/2048(b),(d),(g)			56,499	3,549
C2			WFRBS Commercial Mortgage Trust 2014-
5.43%, 02/15/2040	1,905	1,941	C22
LB-UBS Commercial Mortgage Trust 2007-			4.07%, 09/15/2057			5,000	5,411
C6			4.37%, 09/15/2057(d)			2,000	2,149
6.11%, 07/15/2040	7,350	7,603	WFRBS Commercial Mortgage Trust 2014-
ML-CFC Commercial Mortgage Trust 2006-			C23
4			0.85%, 10/15/2057(d),(g)			54,280	2,109
5.20%, 12/12/2049	2,000	2,031					$239,003
Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C11			Commercial Services - 0.04%
0.82%, 08/15/2046(d),(g)	28,780	633	Ahern Rentals Inc
			7.38%, 05/15/2023(b)			760	579
Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C9			Jurassic Holdings III Inc
			6.88%, 02/15/2021(b)			385	259
3.46%, 05/15/2046	1,781	1,868
Morgan Stanley Bank of America Merrill			Moody's Corp
Lynch Trust 2014-C15			1.75%, 03/09/2027		EUR	100	114
1.35%, 04/15/2047(d),(g)	55,017	3,298	TMS International Corp
			7.63%, 10/15/2021(b)			$965	676
4.05%, 04/15/2047	3,000	3,296
Morgan Stanley Bank of America Merrill							$1,628
Lynch Trust 2014-C16			Computers - 0.83%
1.38%, 06/15/2047(d),(g)	25,591	1,584
			Apple Inc
4.92%, 06/15/2047(d)	4,250	4,364	0.87%, 05/03/2018(d)			5,473	5,474
Morgan Stanley Bank of America Merrill			0.92%, 05/06/2019(d)			3,980	3,965
Lynch Trust 2014-C18			2.85%, 05/06/2021			230	242
4.59%, 10/15/2047(d)	3,250	3,495	2.85%, 02/23/2023			1,845	1,904
Morgan Stanley Bank of America Merrill			3.25%, 02/23/2026			3,095	3,238
Lynch Trust 2015-C20			3.45%, 02/09/2045			2,035	1,854
3.61%, 02/15/2048(d)	2,000	2,074	4.65%, 02/23/2046			4,130	4,535
4.16%, 02/15/2048(d)	1,975	2,045
			Compiler Finance Sub Inc
Morgan Stanley Bank of America Merrill			7.00%, 05/01/2021(b)			515	294
Lynch Trust 2015-C26			Dell Inc
3.89%, 10/15/2048	3,000	3,193	5.65%, 04/15/2018			365	383
Morgan Stanley Capital I Trust 2007-IQ13			Denali International LLC / Denali Finance
5.36%, 03/15/2044(d)	687	704	Corp
Morgan Stanley Capital I Trust 2016-UBS9			5.63%, 10/15/2020(b)			1,420	1,495
3.59%, 03/15/2049(d)	1,500	1,592
			Hewlett Packard Enterprise Co
MSBAM Commercial Mortgage Securities			2.85%, 10/05/2018(b)			1,390	1,419
Trust 2012-CKSV			4.90%, 10/15/2025(b)			825	856
1.27%, 10/15/2030(b),(d),(g)	23,051	1,359	6.20%, 10/15/2035(b)			1,690	1,688
UBS Commercial Mortgage Trust 2012-C1			International Business Machines Corp
3.40%, 05/10/2045(d)	500	530	0.99%, 02/12/2019(d)			5,550	5,526
UBS-Barclays Commercial Mortgage Trust			Seagate HDD Cayman
2012-C3			5.75%, 12/01/2034			2,465	1,651
3.09%, 08/10/2049(d)	1,610	1,676
							$34,524
5.12%, 08/10/2049(b),(d)	1,500	1,579
UBS-Barclays Commercial Mortgage Trust			Consumer Products - 0.03%
2012-C4			Spectrum Brands Inc
1.95%, 12/10/2045(b),(d),(g)	19,834	1,646	5.75%, 07/15/2025			1,135	1,204
3.32%, 12/10/2045(b),(d)	2,300	2,388
UBS-Barclays Commercial Mortgage Trust			Credit Card Asset Backed Securities - 0.44%
2013-C5			Barclays Dryrock Issuance Trust
3.18%, 03/10/2046(d)	1,580	1,651
			1.48%, 09/15/2020			2,250	2,253
4.22%, 03/10/2046(b),(d)	1,090	959
			Cabela's Credit Card Master Note Trust
Wachovia Bank Commercial Mortgage Trust			0.78%, 03/16/2020(d)			5,832	5,823
Series 2006-C27			Chase Issuance Trust
5.77%, 07/15/2045	390	389	0.68%, 04/15/2019(d)			7,183	7,156
Wachovia Bank Commercial Mortgage Trust			0.89%, 04/15/2019(d)			2,150	2,142
Series 2006-C28
0.58%, 10/15/2048(b),(d)	18,358	18,257

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Credit Card Asset Backed Securities (continued)				Diversified Financial Services (continued)
World Financial Network Credit Card Master				Visa Inc
Trust				2.20%, 12/14/2020		$8,720	$8,945
1.26%, 03/15/2021		$785	$785	3.15%, 12/14/2025		12,750	13,368
			$18,159	4.15%, 12/14/2035		1,595	1,735
				4.30%, 12/14/2045		910	1,000
Distribution & Wholesale - 0.10%							$94,128
American Builders & Contractors Supply Co
Inc				Electric - 3.06%
5.75%, 12/15/2023(b)		570	597	Alabama Power Co
Global Partners LP / GLP Finance Corp				3.75%, 03/01/2045		1,835	1,802
7.00%, 06/15/2023		975	820	3.85%, 12/01/2042		850	861
HD Supply Inc				4.15%, 08/15/2044		2,240	2,352
5.25%, 12/15/2021(b)		405	425	CMS Energy Corp
5.75%, 04/15/2024(b)		340	357	4.70%, 03/31/2043		910	984
7.50%, 07/15/2020		725	769	4.88%, 03/01/2044		1,835	2,063
WW Grainger Inc				Commonwealth Edison Co
4.60%, 06/15/2045		980	1,121	3.70%, 03/01/2045		1,330	1,333
			$4,089	3.80%, 10/01/2042		2,170	2,155
				4.35%, 11/15/2045		1,660	1,811
Diversified Financial Services - 2.27%				Consolidated Edison Co of New York Inc
AerCap Ireland Capital Ltd / AerCap Global				3.30%, 12/01/2024		2,880	3,015
Aviation Trust				4.50%, 12/01/2045		2,900	3,225
4.63%, 10/30/2020		605	629	4.63%, 12/01/2054		1,940	2,141
Aircastle Ltd				Dominion Resources Inc/VA
4.63%, 12/15/2018		380	393	3.90%, 10/01/2025		4,530	4,765
5.00%, 04/01/2023		175	178	DTE Energy Co
5.13%, 03/15/2021		2,340	2,475	6.38%, 04/15/2033		4,795	5,949
5.50%, 02/15/2022		530	564	Duke Energy Corp
7.63%, 04/15/2020		240	272	3.75%, 04/15/2024		1,500	1,599
Ally Financial Inc				Dynegy Inc
3.25%, 11/05/2018		830	828	6.75%, 11/01/2019		715	721
4.25%, 04/15/2021		70	71	7.38%, 11/01/2022		1,385	1,368
4.75%, 09/10/2018		220	225	Edison International
5.75%, 11/20/2025		1,180	1,195	3.75%, 09/15/2017		1,420	1,464
Blackstone Holdings Finance Co LLC				Electricite de France SA
2.00%, 05/19/2025	EUR	250	299	2.15%, 01/22/2019(b)		1,805	1,838
Countrywide Financial Corp				2.35%, 10/13/2020(b)		3,960	4,009
6.25%, 05/15/2016		$4,530	4,537	3.63%, 10/13/2025(b)		3,205	3,315
Credit Acceptance Corp				4.25%, 12/29/2049(a),(d)	EUR	500	577
6.13%, 02/15/2021		2,410	2,296	4.63%, 09/11/2024		250	367
7.38%, 03/15/2023		1,275	1,208	4.88%, 01/22/2044(b)		$1,140	1,211
Fly Leasing Ltd				4.95%, 10/13/2045(b)		1,515	1,645
6.38%, 10/15/2021		2,050	2,009	5.50%, 10/17/2041	GBP	100	171
GE Capital International Funding Co				5.63%, 12/29/2049(a),(b),(d)		$4,365	4,201
Unlimited Co				6.00%, 12/29/2049(a),(d)	GBP	100	139
2.34%, 11/15/2020(b)		19,706	20,162
4.42%, 11/15/2035(b)		3,689	4,051	6.25%, 05/30/2028		50	92
				Elwood Energy LLC
ILFC E-Capital Trust II				8.16%, 07/05/2026		$630	694
4.49%, 12/21/2065(b),(d)		155	127
				Eskom Holdings SOC Ltd
Intercontinental Exchange Inc				7.13%, 02/11/2025(b)		875	824
2.75%, 12/01/2020		3,620	3,730	Exelon Corp
International Lease Finance Corp				2.85%, 06/15/2020		4,560	4,653
2.58%, 06/15/2016(d)		30	30
				4.45%, 04/15/2046		1,910	1,972
5.75%, 05/15/2016		830	831	5.10%, 06/15/2045(b)		1,480	1,677
6.25%, 05/15/2019		2,405	2,609	Florida Power & Light Co
MasterCard Inc				4.05%, 06/01/2042		995	1,072
1.10%, 12/01/2022	EUR	250	294	4.13%, 02/01/2042		755	827
National Rural Utilities Cooperative Finance				Iberdrola International BV
Corp				3.50%, 02/01/2021	EUR	100	131
0.87%, 05/12/2017(d)		$4,200	4,201
4.75%, 04/30/2043(d)		855	817	Indiantown Cogeneration LP
				9.77%, 12/15/2020		$656	722
Navient Corp				Kentucky Utilities Co
6.13%, 03/25/2024		1,025	918	3.30%, 10/01/2025		3,950	4,163
OneMain Financial Holdings LLC				Louisville Gas & Electric Co
7.25%, 12/15/2021(b)		965	1,004
				3.30%, 10/01/2025		5,470	5,839
Peachtree Corners Funding Trust				MidAmerican Energy Co
3.98%, 02/15/2025(b)		10,340	10,452
				4.25%, 05/01/2046		2,780	3,081
Springleaf Finance Corp				Mirant Mid-Atlantic Series C Pass Through
5.25%, 12/15/2019		2,000	1,897	Trust
6.90%, 12/15/2017		135	141	10.06%, 12/30/2028		1,203	1,119
SUAM Finance BV				Mirant Mid-Atlantic Series B Pass Through
4.88%, 04/17/2024(b)		625	637
				Trust
				9.13%, 06/30/2017		307	294

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Electric (continued)				Entertainment (continued)
Northern States Power Co/MN				GLP Capital LP / GLP Financing II Inc
3.40%, 08/15/2042		$265	$256	4.38%, 04/15/2021	$330	$338
NRG Energy Inc				5.38%, 04/15/2026	795	829
6.25%, 05/01/2024		835	814	Lions Gate Entertainment Corp
8.25%, 09/01/2020		820	849	5.25%, 08/01/2018	265	272
Oncor Electric Delivery Co LLC				Peninsula Gaming LLC / Peninsula Gaming
2.15%, 06/01/2019		4,630	4,671	Corp
5.25%, 09/30/2040		950	1,100	8.38%, 02/15/2018(b)	1,200	1,222
Pacific Gas & Electric Co				Pinnacle Entertainment Inc
3.50%, 06/15/2025		3,320	3,557	5.63%, 05/01/2024(b)	500	499
4.45%, 04/15/2042		645	716	Regal Entertainment Group
PacifiCorp				5.75%, 03/15/2022	1,245	1,296
3.85%, 06/15/2021		1,137	1,243	WMG Acquisition Corp
4.10%, 02/01/2042		1,675	1,778	6.00%, 01/15/2021(b)	126	130
PPL Electric Utilities Corp				6.75%, 04/15/2022(b)	825	817
3.00%, 09/15/2021		465	487	WMG Holdings Corp
4.75%, 07/15/2043		1,375	1,549	13.75%, 10/01/2019	511	540
PPL WEM Ltd / Western Power Distribution						$15,490
Ltd
3.90%, 05/01/2016(b)		2,470	2,470	Environmental Control - 0.04%
5.38%, 05/01/2021(b)		5,140	5,694	Clean Harbors Inc
				5.13%, 06/01/2021(b)	320	322
Public Service Electric & Gas Co
3.65%, 09/01/2042		365	359	Republic Services Inc
4.15%, 11/01/2045		1,600	1,762	3.80%, 05/15/2018	1,215	1,272
Puget Energy Inc						$1,594
6.00%, 09/01/2021		2,935	3,345	Food- 0.84%
Southern California Edison Co				BI-LO LLC / BI-LO Finance Corp
3.60%, 02/01/2045		3,660	3,682	9.25%, 02/15/2019(b)	1,110	1,074
3.90%, 12/01/2041		370	384	Cencosud SA
4.05%, 03/15/2042		1,610	1,684	5.50%, 01/20/2021(b)	350	373
Virginia Electric & Power Co				5.50%, 01/20/2021	2,100	2,238
4.00%, 01/15/2043		235	238	Gruma SAB de CV
4.45%, 02/15/2044		1,560	1,720	4.88%, 12/01/2024(b)	1,375	1,471
4.65%, 08/15/2043		1,620	1,837	Grupo Bimbo SAB de CV
Western Power Distribution West Midlands				4.88%, 06/27/2044(b)	2,150	2,064
PLC				Ingles Markets Inc
5.75%, 04/16/2032	GBP	100	187	5.75%, 06/15/2023	1,305	1,357
Wisconsin Electric Power Co				JBS USA LLC / JBS USA Finance Inc
4.30%, 12/15/2045		$1,495	1,621	5.75%, 06/15/2025(b)	915	842
Xcel Energy Inc				7.25%, 06/01/2021(b)	380	389
3.30%, 06/01/2025		2,535	2,626	JM Smucker Co/The
			$126,870	2.50%, 03/15/2020	2,000	2,042
Electronics - 0.15%				3.50%, 03/15/2025	2,100	2,203
Honeywell International Inc				4.38%, 03/15/2045	2,215	2,317
2.25%, 02/22/2028	EUR	475	571	Kraft Heinz Foods Co
				2.80%, 07/02/2020(b)	6,475	6,663
Keysight Technologies Inc				5.00%, 07/15/2035(b)	1,155	1,289
3.30%, 10/30/2019		$1,470	1,472	5.20%, 07/15/2045(b)	980	1,128
Sanmina Corp
4.38%, 06/01/2019(b)		210	215	Post Holdings Inc
Tyco Electronics Group SA				7.38%, 02/15/2022	685	722
				7.75%, 03/15/2024(b)	475	517
1.10%, 03/01/2023	EUR	500	571
2.38%, 12/17/2018		$150	151	Smithfield Foods Inc
				5.25%, 08/01/2018(b)	855	869
3.50%, 02/03/2022		2,935	3,042	5.88%, 08/01/2021(b)	1,425	1,486
7.13%, 10/01/2037		105	139
				TreeHouse Foods Inc
			$6,161	6.00%, 02/15/2024(b)	965	1,027
Engineering & Construction - 0.07%				Wm Wrigley Jr Co
SBA Tower Trust				2.40%, 10/21/2018(b)	1,650	1,680
2.90%, 10/15/2044(b)		2,700	2,709	3.38%, 10/21/2020(b)	2,745	2,884
						$34,635

Entertainment - 0.37%				Forest Products & Paper - 0.12%
Carmike Cinemas Inc				Domtar Corp
6.00%, 06/15/2023(b)		720	761	6.25%, 09/01/2042	2,155	2,176
CCM Merger Inc				Klabin Finance SA
9.13%, 05/01/2019(b)		2,640	2,752	5.25%, 07/16/2024(b)	800	782
Cinemark USA Inc				Resolute Forest Products Inc
4.88%, 06/01/2023		2,555	2,536	5.88%, 05/15/2023	955	719
4.88%, 06/01/2023(b)		750	745	Sappi Papier Holding GmbH
DreamWorks Animation SKG Inc				7.50%, 06/15/2032(b)	630	573
6.88%, 08/15/2020(b)		1,435	1,528	Tembec Industries Inc
Eldorado Resorts Inc				9.00%, 12/15/2019(b)	805	580
7.00%, 08/01/2023		1,175	1,225

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Forest Products & Paper (continued)			Healthcare - Services (continued)
Verso Paper Holdings LLC / Verso Paper Inc			IASIS Healthcare LLC / IASIS Capital Corp
0.00%, 01/15/2019(h)	$835	$111	8.38%, 05/15/2019		$310	$296
		$4,941	Molina Healthcare Inc
			5.38%, 11/15/2022(b)		1,000	1,032
Gas- 0.14%			MPH Acquisition Holdings LLC
Dominion Gas Holdings LLC			6.63%, 04/01/2022(b)		2,390	2,495
2.80%, 11/15/2020	3,645	3,725	RegionalCare Hospital Partners Holdings Inc
4.80%, 11/01/2043	75	78	8.25%, 05/01/2023(b)		690	718
Nakilat Inc			Roche Holdings Inc
6.07%, 12/31/2033	350	399	6.50%, 03/04/2021	EUR	250	374
Talent Yield Investments Ltd			Tenet Healthcare Corp
4.50%, 04/25/2022(b)	1,500	1,611
			6.00%, 10/01/2020		$155	164
		$5,813	UnitedHealth Group Inc
Healthcare - Products - 1.13%			1.90%, 07/16/2018		2,425	2,469
ConvaTec Finance International SA			4.63%, 07/15/2035		4,780	5,395
8.25%, PIK 9.00%, 01/15/2019(b),(e)	1,850	1,855	4.75%, 07/15/2045		230	266
ConvaTec Healthcare E SA			WellCare Health Plans Inc
10.50%, 12/15/2018 (b)	400	410	5.75%, 11/15/2020		1,180	1,229
DJO Finco Inc / DJO Finance LLC / DJO						$42,098
Finance Corp			Holding Companies - Diversified - 0.08%
8.13%, 06/15/2021(b)	1,885	1,649
			Alfa SAB de CV
Hill-Rom Holdings Inc			5.25%, 03/25/2024(b)		723	767
5.75%, 09/01/2023(b),(d)	740	767
			Argos Merger Sub Inc
Kinetic Concepts Inc / KCI USA Inc			7.13%, 03/15/2023(b)		1,115	1,140
10.50%, 11/01/2018	2,060	2,082	KOC Holding AS
Mallinckrodt International Finance SA /			5.25%, 03/15/2023(b)		1,275	1,304
Mallinckrodt CB LLC
5.63%, 10/15/2023(b)	2,175	2,039				$3,211
Medtronic Inc			Home Builders - 0.22%
2.50%, 03/15/2020	2,160	2,233	Beazer Homes USA Inc
3.50%, 03/15/2025	1,506	1,615	6.63%, 04/15/2018		685	699
4.38%, 03/15/2035	3,885	4,327	CalAtlantic Group Inc
4.63%, 03/15/2045	6,330	7,221	5.88%, 11/15/2024		520	550
Universal Hospital Services Inc			KB Home
7.63%, 08/15/2020	1,470	1,373	4.75%, 05/15/2019		390	392
Zimmer Biomet Holdings Inc			Lennar Corp
2.00%, 04/01/2018	4,000	4,032	4.13%, 12/01/2018		1,725	1,770
2.70%, 04/01/2020	10,765	10,958	4.50%, 11/15/2019		675	701
3.15%, 04/01/2022	1,285	1,318	4.75%, 11/15/2022(d)		1,265	1,284
3.55%, 04/01/2025	4,560	4,686	WCI Communities Inc
4.25%, 08/15/2035	325	325	6.88%, 08/15/2021		2,105	2,110
		$46,890	Woodside Homes Co LLC / Woodside Homes
			Finance Inc
Healthcare - Services - 1.02%			6.75%, 12/15/2021(b)		1,725	1,587
Aetna Inc						$9,093
2.75%, 11/15/2022	400	404
Anthem Inc			Home Equity Asset Backed Securities - 0.03%
3.13%, 05/15/2022	865	883	First NLC Trust 2005-1
3.50%, 08/15/2024	610	626	0.93%, 05/25/2035(d)		302	208
4.35%, 08/15/2020	505	548	JP Morgan Mortgage Acquisition Trust 2006-
4.63%, 05/15/2042	1,485	1,545	CW2
4.65%, 01/15/2043	1,250	1,291	0.59%, 08/25/2036(d)		716	673
Centene Corp			New Century Home Equity Loan Trust 2005-
4.75%, 05/15/2022	2,040	2,088	1
5.63%, 02/15/2021(b)	470	495	1.02%, 03/25/2035(d)		85	85
5.75%, 06/01/2017	4,580	4,717	Saxon Asset Securities Trust 2004-1
6.13%, 02/15/2024(b)	580	612	2.13%, 03/25/2035(d)		282	122
Cigna Corp			Specialty Underwriting & Residential Finance
4.00%, 02/15/2022	1,875	2,007	Trust Series 2004-BC1
4.38%, 12/15/2020	2,530	2,749	1.20%, 02/25/2035(d)		303	279
Fresenius Medical Care US Finance II Inc						$1,367
4.75%, 10/15/2024(b)	1,180	1,224
5.88%, 01/31/2022(b)	985	1,083	Housewares - 0.07%
6.50%, 09/15/2018(b)	330	363	Newell Brands Inc
HCA Holdings Inc			3.15%, 04/01/2021		665	689
6.25%, 02/15/2021	925	1,005	3.85%, 04/01/2023		900	941
HCA Inc			4.20%, 04/01/2026		1,115	1,178
4.75%, 05/01/2023	2,685	2,752				$2,808
5.00%, 03/15/2024	1,045	1,082	Insurance - 1.96%
5.25%, 04/15/2025	1,500	1,552	Aegon NV
5.88%, 03/15/2022	580	634	4.00%, 04/25/2044(d)	EUR	250	281

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Insurance (continued)				Lodging (continued)
American International Group Inc				Boyd Gaming Corp (continued)
3.30%, 03/01/2021		$4,205	$4,335	9.00%, 07/01/2020		$364	$384
3.38%, 08/15/2020		4,605	4,764	MGM Resorts International
3.75%, 07/10/2025		2,585	2,619	6.00%, 03/15/2023		705	733
3.88%, 01/15/2035		5,400	5,007	6.63%, 12/15/2021		1,065	1,134
5.00%, 04/26/2023	GBP	150	243	8.63%, 02/01/2019		190	216
Chubb INA Holdings Inc				10.00%, 11/01/2016		1,205	1,255
2.30%, 11/03/2020		$8,575	8,775	MGP Escrow Issuer LLC / MGP Escrow Co-
3.35%, 05/03/2026		7,085	7,465	Issuer Inc
CNO Financial Group Inc				5.63%, 05/01/2024(b)		730	761
4.50%, 05/30/2020		545	561	Wyndham Worldwide Corp
Liberty Mutual Group Inc				2.50%, 03/01/2018		2,920	2,923
7.00%, 03/07/2067(b),(d)		2,760	2,429				$7,940
Markel Corp
5.00%, 04/05/2046		1,845	1,901	Machinery - Construction & Mining - 0.01%
Metropolitan Life Global Funding I				Vander Intermediate Holding II Corp
				9.75%, PIK 10.50%, 02/01/2019 (b),(e)		994	596
0.88%, 01/20/2022	EUR	250	286
Pricoa Global Funding I
2.20%, 05/16/2019(b)		$3,170	3,180	Machinery - Diversified - 0.02%
Prudential Financial Inc				CNH Industrial Capital LLC
5.38%, 05/15/2045(d)		6,175	6,277	3.88%, 07/16/2018		80	80
TIAA Asset Management Finance Co LLC				4.88%, 04/01/2021		630	630
2.95%, 11/01/2019(b)		6,675	6,809				$710
Voya Financial Inc
5.50%, 07/15/2022		2,365	2,655	Media- 2.23%
5.65%, 05/15/2053(d)		8,305	7,778	21st Century Fox America Inc
XLIT Ltd				4.75%, 09/15/2044		850	908
4.45%, 03/31/2025		9,000	9,044	5.40%, 10/01/2043		1,580	1,824
5.50%, 03/31/2045		6,890	6,737	6.15%, 02/15/2041		1,965	2,428
			$81,146	Altice Financing SA
				6.50%, 01/15/2022(b)		475	480
Internet - 0.18%				7.88%, 12/15/2019(b)		400	417
Alibaba Group Holding Ltd				Altice Finco SA
3.13%, 11/28/2021		3,200	3,250	7.63%, 02/15/2025(b)		905	844
Netflix Inc				8.13%, 01/15/2024(b)		520	507
5.38%, 02/01/2021		200	212	Altice Luxembourg SA
Tencent Holdings Ltd				7.75%, 05/15/2022(b)		1,910	1,905
3.80%, 02/11/2025(b)		650	672	Altice US Finance I Corp
Zayo Group LLC / Zayo Capital Inc				5.50%, 05/15/2026(b)		400	404
6.00%, 04/01/2023		2,115	2,173	CBS Corp
10.13%, 07/01/2020		883	941	5.75%, 04/15/2020		810	924
			$7,248	CCO Holdings LLC / CCO Holdings Capital
				Corp
Investment Companies - 0.02%				5.13%, 05/01/2023(b)		4,820	4,916
GrupoSura Finance SA
5.50%, 04/29/2026(b)		725	737	CCO Safari II LLC
				4.46%, 07/23/2022(b)		434	461
				4.91%, 07/23/2025(b)		4,400	4,743
Iron & Steel - 0.25%				6.38%, 10/23/2035(b)		585	675
AK Steel Corp				6.48%, 10/23/2045(b)		3,210	3,792
7.63%, 05/15/2020		820	697	6.83%, 10/23/2055(b)		2,395	2,753
ArcelorMittal				CCOH Safari LLC
6.50%, 03/01/2021(d)		1,940	1,984	5.75%, 02/15/2026(b)		180	186
8.00%, 10/15/2039(d)		1,905	1,772	Comcast Corp
BlueScope Steel Finance Ltd/BlueScope Steel				3.15%, 03/01/2026		3,310	3,466
Finance USA LLC				3.38%, 02/15/2025		3,485	3,713
6.50%, 05/15/2021(b),(f)		415	423	4.20%, 08/15/2034		510	546
Commercial Metals Co				4.60%, 08/15/2045		325	369
4.88%, 05/15/2023		2,785	2,534	5.50%, 11/23/2029	GBP	125	232
7.35%, 08/15/2018		740	784	6.40%, 03/01/2040		$1,975	2,722
Signode Industrial Group Lux SA/Signode				6.50%, 11/15/2035		330	454
Industrial Group US Inc				CSC Holdings LLC
6.38%, 05/01/2022(b)		2,240	2,184	8.63%, 02/15/2019		185	205
			$10,378	DISH DBS Corp
				4.25%, 04/01/2018		710	724
Leisure Products & Services - 0.06%				5.88%, 07/15/2022		1,890	1,838
NCL Corp Ltd				5.88%, 11/15/2024		760	713
4.63%, 11/15/2020(b)		1,325	1,347
5.25%, 11/15/2019(b)		920	945	6.75%, 06/01/2021		2,710	2,792
				7.88%, 09/01/2019		1,517	1,672
			$2,292	NBCUniversal Enterprise Inc
				1.31%, 04/15/2018(b),(d)		5,490	5,497
Lodging - 0.19%
Boyd Gaming Corp				NBCUniversal Media LLC
6.88%, 05/15/2023		515	534	2.88%, 01/15/2023		4,325	4,496
				4.45%, 01/15/2043		1	1

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Media (continued)				Mining (continued)
Neptune Finco Corp				Newmont Mining Corp
6.63%, 10/15/2025(b)		$445	$478	4.88%, 03/15/2042		$775	$724
10.13%, 01/15/2023 (b)		1,250	1,372	Rio Tinto Finance USA Ltd
Numericable-SFR SA				3.50%, 11/02/2020		30	32
6.00%, 05/15/2022(b)		235	235	4.13%, 05/20/2021		140	152
7.38%, 05/01/2026(b)		815	827	Rio Tinto Finance USA PLC
RCN Telecom Services LLC / RCN Capital				2.00%, 03/22/2017		2,350	2,356
Corp				St Barbara Ltd
8.50%, 08/15/2020(b)		1,685	1,706	8.88%, 04/15/2018(b)		880	889
Sky PLC				Taseko Mines Ltd
1.50%, 09/15/2021	EUR	250	291	7.75%, 04/15/2019		1,072	622
2.88%, 11/24/2020	GBP	100	152	Teck Resources Ltd
Time Warner Cable Inc				2.50%, 02/01/2018		1,965	1,867
5.25%, 07/15/2042		100	147				$16,232
5.88%, 11/15/2040		$10	11
6.75%, 07/01/2018		920	1,018	Miscellaneous Manufacturers - 0.53%
8.75%, 02/14/2019		1,165	1,374	Bombardier Inc
				5.50%, 09/15/2018(b)		1,100	1,083
Time Warner Inc				7.50%, 03/15/2025(b)		575	515
2.10%, 06/01/2019		1,080	1,096
3.60%, 07/15/2025		90	94	General Electric Co
3.88%, 01/15/2026		1,065	1,131	4.50%, 03/11/2044		810	910
4.05%, 12/15/2023		3,670	3,965	5.30%, 02/11/2021		6,800	7,849
4.65%, 06/01/2044		610	627	5.88%, 01/14/2038		534	704
4.85%, 07/15/2045		1,830	1,972	Ingersoll-Rand Global Holding Co Ltd
6.25%, 03/29/2041		2,456	2,992	2.88%, 01/15/2019		1,065	1,096
Unitymedia GmbH				5.75%, 06/15/2043		790	950
6.13%, 01/15/2025(b)		895	922	Ingersoll-Rand Luxembourg Finance SA
Unitymedia Hessen GmbH & Co KG /				3.55%, 11/01/2024		3,405	3,529
Unitymedia NRW GmbH				4.65%, 11/01/2044		1,065	1,103
5.50%, 01/15/2023(b)		1,275	1,321	Siemens Financieringsmaatschappij NV
				1.45%, 05/25/2018(b)		1,133	1,139
Univision Communications Inc
8.50%, 05/15/2021(b)		995	1,039	2.75%, 09/10/2025	GBP	100	150
UPCB Finance IV Ltd				2.88%, 03/10/2028	EUR	250	341
5.38%, 01/15/2025(b)		602	613	3.75%, 09/10/2042	GBP	100	158
Viacom Inc				Tyco International Finance SA
4.85%, 12/15/2034		3,470	3,120	5.13%, 09/14/2045		$2,110	2,252
5.85%, 09/01/2043		255	251				$21,779
Virgin Media Finance PLC				Mortgage Backed Securities - 2.96%
5.75%, 01/15/2025(b)		600	605
				Fannie Mae REMIC Trust 2005-W2
6.00%, 10/15/2024(b)		405	413	0.64%, 05/25/2035(d)		471	466
Virgin Media Secured Finance PLC				Fannie Mae REMICS
5.25%, 01/15/2026(b)		380	381
				2.25%, 07/25/2040		219	220
VTR Finance BV				3.00%, 04/25/2027(g)		5,433	497
6.88%, 01/15/2024(b)		930	929	3.50%, 09/25/2027(d),(g)		8,894	1,047
Walt Disney Co/The				3.50%, 11/25/2027(d),(g)		2,280	248
2.30%, 02/12/2021		2,480	2,562	3.50%, 05/25/2028(g)		3,690	377
WideOpenWest Finance LLC /				3.50%, 03/25/2031(d),(g)		5,960	623
WideOpenWest Capital Corp				4.00%, 04/25/2043(d),(g)		946	158
13.38%, 10/15/2019		1,535	1,535	5.56%, 07/25/2039(d),(g)		10,719	1,328
10.25%, 07/15/2019		1,395	1,398	5.66%, 02/25/2043(d),(g)		7,448	1,509
			$92,184	5.66%, 03/25/2043(d),(g)		12,562	3,021
				5.71%, 06/25/2043(d),(g)		13,197	2,953
Metal Fabrication & Hardware - 0.02%				6.06%, 12/25/2021(d),(g)		842	88
Wise Metals Intermediate Holdings LLC/Wise				6.06%, 03/25/2022(d),(g)		622	61
Holdings Finance Corp				35.61%, 08/25/2035 (d),(g)		22	4
9.75%, PIK 10.50%, 06/15/2019 (b),(e)		1,455	771
				Freddie Mac REMICS
				0.88%, 06/15/2023(d)		26	26
Mining - 0.39%				2.00%, 02/15/2036(d)		1,133	1,145
Aleris International Inc				3.00%, 09/15/2025(d),(g)		5,007	262
9.50%, 04/01/2021(b)		225	235	3.00%, 05/15/2027(d),(g)		10,053	663
Barrick North America Finance LLC				3.00%, 10/15/2027(d),(g)		1,467	135
4.40%, 05/30/2021		2,881	3,071	3.00%, 02/15/2029(d),(g)		9,781	915
BHP Billiton Finance USA Ltd				3.50%, 02/15/2028(g)		6,397	630
2.05%, 09/30/2018		1,670	1,685	3.50%, 01/15/2040(d),(g)		6,063	673
FMG Resources August 2006 Pty Ltd				3.50%, 03/15/2041(g)		7,682	977
6.88%, 04/01/2022(b)		1,920	1,747	4.00%, 04/15/2025(d),(g)		6,569	420
8.25%, 11/01/2019(b)		880	919	6.22%, 05/15/2026(d),(g)		4,626	688
Freeport-McMoRan Inc				6.32%, 09/15/2034(d),(g)		876	101
2.30%, 11/14/2017		1,065	1,030	Freddie Mac Structured Agency Credit Risk
Glencore Funding LLC				Debt Notes
3.13%, 04/29/2019(b)		945	903	1.29%, 04/25/2024(d)		3,445	3,442
				1.34%, 10/25/2027(d)		10,136	10,112

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2016 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Mortgage Backed Securities (continued)				Oil & Gas (continued)
Freddie Mac Structured Agency Credit Risk				CNOOC Finance 2013 Ltd
Debt Notes (continued)				3.00%, 05/09/2023		$850	$825
1.59%, 12/25/2027(d)		$6,613	$6,611	ConocoPhillips
1.69%, 01/25/2025(d)		1,556	1,558	5.75%, 02/01/2019		500	551
1.69%, 03/25/2028(d)		4,710	4,712	ConocoPhillips Co
1.79%, 04/25/2028(d)		3,679	3,689	1.52%, 05/15/2022(d)		3,300	3,100
1.89%, 09/25/2024(d)		9,616	9,632	Continental Resources Inc/OK
2.09%, 08/25/2024(d)		3,035	3,044	3.80%, 06/01/2024		3,173	2,705
2.84%, 08/25/2024(d)		6,479	6,544	4.50%, 04/15/2023		1,365	1,219
Ginnie Mae				5.00%, 09/15/2022		905	845
1.75%, 10/16/2037		664	667	Denbury Resources Inc
3.50%, 02/20/2040(d),(g)		4,780	640	5.50%, 05/01/2022		1,055	678
3.50%, 02/20/2041(d),(g)		12,444	1,873	Devon Energy Corp
3.50%, 10/20/2042(d),(g)		17,358	3,017	2.25%, 12/15/2018		8,870	8,518
4.00%, 03/16/2039(d),(g)		4,671	727	Ecopetrol SA
4.00%, 09/20/2040(g)		3,955	704	5.38%, 06/26/2026		1,145	1,051
4.50%, 05/16/2043(d),(g)		3,572	661	Encana Corp
4.50%, 04/16/2044(g)		1,152	175	5.15%, 11/15/2041		1,085	819
5.00%, 10/16/2022(d),(g)		819	11	EP Energy LLC / Everest Acquisition Finance
5.16%, 02/20/2045(d),(g)		18,925	4,003	Inc
5.16%, 02/20/2045(d),(g)		5,621	1,118	6.38%, 06/15/2023		845	486
5.61%, 11/20/2040(d),(g)		5,125	988	9.38%, 05/01/2020		2,665	1,737
5.61%, 08/20/2042(d),(g)		11,419	2,261	Exxon Mobil Corp
5.61%, 08/20/2043(d),(g)		8,860	1,415	2.22%, 03/01/2021		4,980	5,073
5.66%, 07/16/2043(d),(g)		14,125	2,553	4.11%, 03/01/2046		1,680	1,790
5.66%, 02/20/2046(d),(g)		9,953	2,538	Halcon Resources Corp
5.71%, 09/20/2041(d),(g)		20,360	4,461	8.63%, 02/01/2020(b)		1,350	1,120
5.76%, 09/20/2044(d),(g)		14,953	3,181	12.00%, 02/15/2022 (b)		58	41
5.76%, 01/20/2046(d),(g)		12,977	3,156	Laredo Petroleum Inc
5.81%, 08/16/2045(d),(g)		18,848	4,445	5.63%, 01/15/2022		60	55
6.16%, 04/16/2040(d),(g)		15,550	3,682	7.38%, 05/01/2022		600	588
6.16%, 03/20/2042(d),(g)		14,593	3,325	Marathon Petroleum Corp
6.21%, 08/20/2038(d),(g)		9,913	1,519	4.75%, 09/15/2044		3,485	2,913
6.21%, 04/16/2042(d),(g)		5,568	1,217	Nabors Industries Inc
6.21%, 12/20/2042(d),(g)		8,125	2,195	2.35%, 09/15/2016		1,400	1,399
6.31%, 11/20/2045(d),(g)		11,687	2,922	Noble Energy Inc
Merrill Lynch Mortgage Investors Trust Series				3.90%, 11/15/2024		1,880	1,869
2005	-A8			5.05%, 11/15/2044		1,435	1,359
0.79%, 08/25/2036(d)		157	147	Northern Blizzard Resources Inc
Wells Fargo Mortgage Backed Securities				7.25%, 02/01/2022(b)		715	626
2005-AR16 Trust				Oasis Petroleum Inc
2.96%, 03/25/2035(d)		391	382	6.50%, 11/01/2021		455	416
			$122,562	6.88%, 03/15/2022		290	259
				6.88%, 01/15/2023		1,870	1,678
Office & Business Equipment - 0.08%				PDC Energy Inc
Xerox Corp				7.75%, 10/15/2022		2,250	2,329
2.95%, 03/15/2017		555	561	Pertamina Persero PT
3.50%, 08/20/2020		1,795	1,775	5.63%, 05/20/2043(b)		550	508
6.75%, 02/01/2017		550	568	Petrobras Global Finance BV
6.75%, 12/15/2039		635	611	5.38%, 01/27/2021		3,395	3,017
			$3,515	Petroleos de Venezuela SA
Oil & Gas - 2.46%				6.00%, 05/16/2024		2,700	918
Anadarko Petroleum Corp				Petroleos Mexicanos
3.45%, 07/15/2024		3,375	3,174	4.88%, 01/18/2024		1,200	1,196
				5.50%, 02/04/2019(b)		2,850	2,980
5.55%, 03/15/2026		3,610	3,869
6.60%, 03/15/2046		1,530	1,732	6.38%, 01/23/2045		60	59
				6.88%, 08/04/2026(b)		1,580	1,744
Apache Corp
4.25%, 01/15/2044		365	334	Phillips 66
4.75%, 04/15/2043		2,395	2,342	4.65%, 11/15/2034		2,180	2,298
Baytex Energy Corp				Pioneer Natural Resources Co
5.13%, 06/01/2021(b)		370	290	3.45%, 01/15/2021		3,955	4,013
BP Capital Markets PLC				4.45%, 01/15/2026		1,645	1,739
1.16%, 05/10/2019(d)		6,585	6,509	QEP Resources Inc
3.12%, 05/04/2026(f)		1,440	1,452	5.25%, 05/01/2023		1,025	964
Carrizo Oil & Gas Inc				6.80%, 04/01/2018		200	198
6.25%, 04/15/2023		145	139	Repsol Oil & Gas Canada Inc
7.50%, 09/15/2020		2,907	2,922	7.75%, 06/01/2019		6,800	7,354
Chaparral Energy Inc				Seven Generations Energy Ltd
				6.75%, 05/01/2023(b)		285	281
7.63%, 11/15/2022		1,456	437
9.88%, 10/01/2020		655	196	Shell International Finance BV
Chesapeake Energy Corp				1.63%, 01/20/2027	EUR	100	118
8.00%, 12/15/2022(b)		1,356	922

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)			Packaging & Containers (continued)
Sunoco LP / Sunoco Finance Corp			Packaging Corp of America
5.50%, 08/01/2020(b)	$765	$765	4.50%, 11/01/2023		$5,775	$6,150
6.38%, 04/01/2023(b)	1,075	1,091	Reynolds Group Issuer Inc / Reynolds Group
Ultra Petroleum Corp			Issuer LLC / Reynolds Group Issuer
6.13%, 10/01/2024(b)	1,475	221	(Luxembourg) S.A.
Woodside Finance Ltd			5.75%, 10/15/2020		1,185	1,230
3.65%, 03/05/2025(b)	1,065	1,006	7.88%, 08/15/2019		1,065	1,102
WPX Energy Inc			WestRock RKT Co
7.50%, 08/01/2020	1,250	1,191	3.50%, 03/01/2020		4,330	4,380
YPF SA						$20,844
8.50%, 03/23/2021(b)	1,610	1,682
		$101,710	Pharmaceuticals - 0.88%
			AbbVie Inc
Oil & Gas Services - 0.13%			2.50%, 05/14/2020		5,245	5,335
Archrock Partners LP / Archrock Partners			4.70%, 05/14/2045		1,805	1,917
Finance Corp			Actavis Funding SCS
6.00%, 10/01/2022	395	310	3.00%, 03/12/2020		285	291
Halliburton Co			3.45%, 03/15/2022		2,000	2,049
2.70%, 11/15/2020	2,610	2,645	3.80%, 03/15/2025		2,950	3,029
PHI Inc			4.55%, 03/15/2035		410	410
5.25%, 03/15/2019	755	696	Alphabet Holding Co Inc
Schlumberger Investment SA			7.75%, 11/01/2017		820	830
3.30%, 09/14/2021(b)	1,155	1,207	Forest Laboratories LLC
Seventy Seven Operating LLC			5.00%, 12/15/2021(b)		8,690	9,587
6.63%, 11/15/2019	1,385	561	JLL/Delta Dutch Pledgeco BV
		$5,419	8.75%, PIK 9.50%, 05/01/2020(b),(e)		1,210	1,198
			Johnson & Johnson
Other Asset Backed Securities - 1.45%			2.45%, 03/01/2026		1,225	1,232
Chase Funding Trust Series 2003-5			3.70%, 03/01/2046		3,635	3,861
1.04%, 07/25/2033(d)	612	555
			5.50%, 11/06/2024	GBP	50	92
Chase Funding Trust Series 2004-1			Novartis Capital Corp
0.90%, 12/25/2033(d)	23	21
			4.00%, 11/20/2045		$2,300	2,506
CNH Equipment Trust 2016-A			Novartis Finance SA
0.95%, 07/15/2019(d)	11,600	11,621
			1.63%, 11/09/2026	EUR	250	306
Countrywide Asset-Backed Certificates			Perrigo Co PLC
2.04%, 01/25/2034(d)	9	9
			1.30%, 11/08/2016		$690	688
Dell Equipment Finance Trust 2015-1			RocheFinanceEuropeBV
1.01%, 07/24/2017(b)	10,144	10,138
			5.38%, 08/29/2023	GBP	100	179
Dell Equipment Finance Trust 2015-2			Valeant Pharmaceuticals International Inc
1.34%, 12/22/2017(b),(d)	10,000	9,999
			5.38%, 03/15/2020(b)		$290	257
1.72%, 09/22/2020(b),(d)	5,200	5,191
			5.63%, 12/01/2021(b)		545	462
JP Morgan Mortgage Acquisition Trust 2007-			5.88%, 05/15/2023(b)		985	825
CH3			7.50%, 07/15/2021(b)		600	549
0.59%, 03/25/2037(d)	1,106	1,097
			Wyeth LLC
Kubota Credit Owner Trust 2015-1			6.00%, 02/15/2036		565	724
1.54%, 03/15/2019(b),(d)	8,880	8,872
						$36,327
Popular ABS Mortgage Pass-Through Trust
2005-1			Pipelines - 1.31%
0.71%, 05/25/2035(d)	1,085	981	Boardwalk Pipelines LP
Trade MAPS 1 Ltd			3.38%, 02/01/2023		4,445	3,908
1.14%, 12/10/2018(b),(d)	11,500	11,450	Columbia Pipeline Group Inc
		$59,934	3.30%, 06/01/2020(b)		5,620	5,692
			Enbridge Inc
Packaging & Containers - 0.50%			1.08%, 06/02/2017(d)		4,580	4,444
Ardagh Finance Holdings SA			Energy Transfer Equity LP
8.63%, PIK 8.63%, 06/15/2019(b),(e)	598	616
			5.88%, 01/15/2024		410	383
Ardagh Packaging Finance PLC / Ardagh			Energy Transfer Partners LP
Holdings USA Inc			4.05%, 03/15/2025		2,885	2,689
3.63%, 12/15/2019(b),(d)	1,150	1,161
6.00%, 06/30/2021(b)	220	217	4.90%, 03/15/2035		950	817
7.00%, 11/15/2020(b)	46	43	EnLink Midstream Partners LP
7.25%, 05/15/2024(b),(c),(f)	925	925	4.15%, 06/01/2025		4,875	4,203
			4.40%, 04/01/2024		904	783
Beverage Packaging Holdings Luxembourg II			5.05%, 04/01/2045		1,210	909
SA / Beverage Packaging Holdings II			Enterprise Products Operating LLC
5.63%, 12/15/2016(b)	240	239
6.00%, 06/15/2017(b)	660	658	3.70%, 02/15/2026		1,915	1,948
			4.90%, 05/15/2046		2,730	2,763
Coveris Holding Corp			Kinder Morgan Energy Partners LP
10.00%, 06/01/2018 (b)	1,500	1,496
			4.70%, 11/01/2042		1,540	1,262
Coveris Holdings SA			5.63%, 09/01/2041		680	618
7.88%, 11/01/2019(b)	885	850
			Kinder Morgan Inc/DE
Crown Cork &Seal Co Inc			3.05%, 12/01/2019		1,575	1,566
7.38%, 12/15/2026	1,615	1,777	5.05%, 02/15/2046		850	755

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Pipelines (continued)				REITS (continued)
Magellan Midstream Partners LP				Host Hotels & Resorts LP
5.00%, 03/01/2026		$1,160	$1,280	4.50%, 02/01/2026	$1,635	$1,690
MPLX LP				iStar Inc
4.88%, 06/01/2025(b)		1,107	1,070	4.88%, 07/01/2018	390	380
ONEOK Partners LP				5.00%, 07/01/2019	125	121
4.90%, 03/15/2025		2,515	2,543	6.50%, 07/01/2021	670	660
Sabine Pass Liquefaction LLC				9.00%, 06/01/2017	490	512
5.63%, 02/01/2021(d)		990	984	Kimco Realty Corp
5.63%, 03/01/2025		910	887	3.40%, 11/01/2022	2,160	2,211
6.25%, 03/15/2022		745	754	MPT Operating Partnership LP / MPT Finance
Sabine Pass LNG LP				Corp
7.50%, 11/30/2016		350	358	6.38%, 03/01/2024	532	567
Tesoro Logistics LP / Tesoro Logistics				PLA Administradora Industrial S de RL de
Finance Corp				CV
6.13%, 10/15/2021		915	936	5.25%, 11/10/2022(b)	1,150	1,141
6.25%, 10/15/2022		230	236	Regency Centers LP
TransCanada PipeLines Ltd				5.88%, 06/15/2017	5,375	5,621
4.63%, 03/01/2034		965	985	Retail Properties of America Inc
5.00%, 10/16/2043		1,605	1,627	4.00%, 03/15/2025	3,160	2,995
7.13%, 01/15/2019		730	820	Scentre Group Trust 1 / Scentre Group Trust
Transportadora de Gas Internacional SA ESP				2
5.70%, 03/20/2022		815	848	2.38%, 04/28/2021(b)	4,030	3,992
Western Gas Partners LP				Select Income REIT
5.45%, 04/01/2044		3,700	3,184	4.15%, 02/01/2022	3,170	3,160
Williams Partners LP				Simon Property Group LP
3.60%, 03/15/2022		3,185	2,876	2.50%, 09/01/2020	4,490	4,598
Williams Partners LP / ACMP Finance Corp				2.50%, 07/15/2021	2,550	2,623
4.88%, 05/15/2023		1,555	1,427			$48,198
6.13%, 07/15/2022		585	582
			$54,137	Retail - 1.41%
				BMC Stock Holdings Inc
Private Equity - 0.06%				9.00%, 09/15/2018(b)	1,880	1,974
Icahn Enterprises LP / Icahn Enterprises				Claire's Stores Inc
Finance Corp				9.00%, 03/15/2019(b)	840	605
3.50%, 03/15/2017		395	394	CVS Health Corp
4.88%, 03/15/2019		940	933	2.75%, 12/01/2022	170	174
6.00%, 08/01/2020		1,025	1,023	2.80%, 07/20/2020	1,110	1,153
			$2,350	4.13%, 05/15/2021	130	143
				4.75%, 12/01/2022(b)	6,515	7,326
Real Estate - 0.14%				4.88%, 07/20/2035	1,970	2,208
American Campus Communities Operating				5.00%, 12/01/2024(b)	80	92
Partnership LP				5.13%, 07/20/2045	3,920	4,581
3.35%, 10/01/2020		1,900	1,949	CVS Pass-Through Trust
Crescent Resources LLC / Crescent Ventures				5.93%, 01/10/2034(b)	36	40
Inc				7.51%, 01/10/2032(b)	2,757	3,312
10.25%, 08/15/2017 (b)		1,310	1,310
				Dollar Tree Inc
Prologis LP				5.25%, 03/01/2020(b)	325	338
1.38%, 10/07/2020	EUR	250	292	5.75%, 03/01/2023(b)	650	694
3.00%, 06/02/2026		450	563	Home Depot Inc/The
3.75%, 11/01/2025		$1,680	1,785	3.35%, 09/15/2025	6,070	6,573
			$5,899	4.88%, 02/15/2044	400	472
Regional Authority - 0.03%				JC Penney Corp Inc
Provincia de Buenos Aires/Argentina				5.65%, 06/01/2020	1,850	1,748
9.95%, 06/09/2021		1,150	1,254	L Brands Inc
				6.88%, 11/01/2035	745	819
				Landry's Holdings II Inc
REITS- 1.16%				10.25%, 01/01/2018 (b)	1,085	1,093
American Tower Corp				Landry's Inc
3.30%, 02/15/2021		3,495	3,603	9.38%, 05/01/2020(b)	1,460	1,535
DDR Corp				Macy's Retail Holdings Inc
3.63%, 02/01/2025		2,170	2,131	5.90%, 12/01/2016	3,694	3,795
DuPont Fabros Technology LP				6.90%, 04/01/2029	145	160
5.88%, 09/15/2021		1,415	1,486	McDonald's Corp
Equinix Inc				2.10%, 12/07/2018	1,105	1,128
4.88%, 04/01/2020		230	239	2.75%, 12/09/2020	2,685	2,787
5.38%, 01/01/2022		935	977	3.70%, 01/30/2026	1,590	1,703
5.38%, 04/01/2023		730	763	4.70%, 12/09/2035	1,235	1,345
5.88%, 01/15/2026		740	783	4.88%, 12/09/2045	4,050	4,577
Essex Portfolio LP				Michaels Stores Inc
3.38%, 04/15/2026		3,765	3,809	5.88%, 12/15/2020(b)	1,007	1,055
Hospitality Properties Trust				Rite Aid Corp
4.25%, 02/15/2021		4,025	4,136	6.13%, 04/01/2023(b)	900	959

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2016 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)		Amount (000's) Value (000's)

Retail (continued)				Sovereign (continued)
Target Corp				Belgium Government Bond	(continued)
3.63%, 04/15/2046		$1,430	$1,422	4.25%, 09/28/2022		EUR	305	$443
Tops Holding LLC / Tops Markets II Corp				Brazilian Government International Bond
8.00%, 06/15/2022(b)		975	873	2.63%, 01/05/2023			$1,000	867
Wal-Mart Stores Inc				4.25%, 01/07/2025			1,100	1,023
1.00%, 04/21/2017		2,750	2,758	Bundesrepublik Deutschland
6.75%, 10/15/2023		130	169	1.00%, 08/15/2024		EUR	395	487
Yum! Brands Inc				1.50%, 09/04/2022			200	253
3.88%, 11/01/2020		575	574	1.50%, 05/15/2024			425	544
			$58,185	4.75%, 07/04/2028			15	26
				Canada Housing Trust No 1
Savings & Loans - 0.02%				1.70%, 12/15/2017(b)		CAD	525	424
Nationwide Building Society				2.40%, 12/15/2022(b)			40	34
1.25%, 03/03/2025	EUR	500	557	Colombia Government International Bond
6.88%, 12/29/2049(a),(d)	GBP	100	138
				7.38%, 03/18/2019			$100	114
			$695	Croatia Government International Bond
Semiconductors - 0.07%				6.38%, 03/24/2021			1,100	1,204
Applied Materials Inc				Denmark Government Bond
5.10%, 10/01/2035		$1,570	1,726	1.75%, 11/15/2025		DKK	750	128
Micron Technology Inc				Dominican Republic International Bond
5.25%, 01/15/2024(b)		295	237	6.88%, 01/29/2026(b)			$800	860
NXP BV / NXP Funding LLC				France Government Bond OAT
5.75%, 02/15/2021(b)		200	210	0.50%, 05/25/2025		EUR	100	115
Sensata Technologies UK Financing Co plc				1.00%, 05/25/2019			200	238
6.25%, 02/15/2026(b)		670	715	1.75%, 11/25/2024			485	618
			$2,888	3.00%, 04/25/2022			740	998
				3.50%, 04/25/2026			30	44
Shipbuilding - 0.03%				4.50%, 04/25/2041			25	46
Huntington Ingalls Industries Inc				Hungary Government International Bond
5.00%, 11/15/2025(b)		1,215	1,277	5.38%, 02/21/2023			$1,740	1,917
				Indonesia Government International Bond
				5.38%, 10/17/2023(b)			1,925	2,136
Software - 0.49%
Activision Blizzard Inc				Ireland Government Bond
5.63%, 09/15/2021(b)		2,885	3,037	3.40%, 03/18/2024		EUR	360	496
6.13%, 09/15/2023(b)		970	1,056	Israel Government International Bond
Fidelity National Information Services Inc				4.50%, 01/30/2043			$375	403
2.85%, 10/15/2018		2,450	2,500	Italy Buoni Poliennali Del Tesoro
3.63%, 10/15/2020		2,580	2,699	0.25%, 05/15/2018		EUR	235	271
First Data Corp				2.50%, 12/01/2024			100	125
5.00%, 01/15/2024(b)		1,535	1,550	3.50%, 03/01/2030(b)			500	684
5.75%, 01/15/2024(b)		535	543	3.75%, 08/01/2021			355	473
Microsoft Corp				4.25%, 09/01/2019			75	98
2.00%, 11/03/2020		2,515	2,576	4.75%, 06/01/2017			75	90
3.13%, 11/03/2025		25	27	5.00%, 09/01/2040			15	25
4.45%, 11/03/2045		1,060	1,176	6.00%, 05/01/2031			20	35
MSCI Inc				Japan Government Ten Year Bond
5.25%, 11/15/2024(b)		785	820	0.50%, 12/20/2024		JPY	35,000	347
5.75%, 08/15/2025(b)		355	378	0.60%, 03/20/2023			30,000	297
Oracle Corp				1.40%, 06/20/2019			81,000	800
2.50%, 10/15/2022		773	789	1.50%, 09/20/2018			139,500	1,366
3.13%, 07/10/2025	EUR	250	338	Japan Government Thirty Year Bond
4.38%, 05/15/2055		$1,895	1,949	1.50%, 03/20/2045			36,000	445
Rackspace Hosting Inc				Japan Government Twenty Year Bond
6.50%, 01/15/2024(b)		686	678	1.40%, 09/20/2034			11,000	125
			$20,116	1.50%, 06/20/2034			100,000	1,154
				1.90%, 03/20/2024			95,000	1,039
Sovereign - 1.14%				Mexican Bonos
Abu Dhabi Government International Bond				5.00%, 12/11/2019(d)		MXN	3,500	204
3.13%, 05/03/2026(b),(f)		1,050	1,058	6.50%, 06/10/2021(d)			11,500	705
Argentine Republic Government International				Mexico Government International Bond
Bond				3.63%, 03/15/2022			$100	103
6.88%, 04/22/2021(b)		625	644	4.00%, 10/02/2023			230	241
6.88%, 04/22/2021(b)		700	721	4.13%, 01/21/2026			2,600	2,730
7.50%, 04/22/2026(b)		540	548	Netherlands Government Bond
7.50%, 04/22/2026(b)		760	771	1.75%, 07/15/2023(b)		EUR	150	192
7.63%, 04/22/2046(b)		300	295	2.00%, 07/15/2024(b)			170	222
7.63%, 04/22/2046(b)		350	344	5.50%, 01/15/2028			25	45
Australia Government Bond				Panama Government International Bond
3.25%, 04/21/2029	AUD	125	100	3.75%, 03/16/2025			$550	567
4.50%, 04/15/2020		200	167	4.00%, 09/22/2024			1,200	1,263
Belgium Government Bond				Peruvian Government International Bond
0.80%, 06/22/2025(b)	EUR	50	59	5.63%, 11/18/2050			845	978

See accompanying notes				164

Schedule of Investments
Core Plus Bond Fund
April 30, 2016 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)		Amount (000's) Value (000's)

Sovereign (continued)				Telecommunications (continued)
Poland Government Bond				AT&T Inc	(continued)
5.25%, 10/25/2020	PLN	315	$94	3.80%, 03/15/2022			$3,867	$4,096
Poland Government International Bond				4.35%, 06/15/2045			2,205	2,067
3.25%, 04/06/2026		$1,200	1,199	4.45%, 05/15/2021			1,360	1,496
Romanian Government International Bond				4.50%, 05/15/2035			4,555	4,581
4.88%, 01/22/2024(b)		1,850	2,023	5.20%, 11/18/2033		GBP	100	171
Russian Foreign Bond - Eurobond				6.00%, 08/15/2040			$1,560	1,796
5.00%, 04/29/2020		800	846	6.38%, 03/01/2041			725	865
7.50%, 03/31/2030(d)		4,240	5,169	B Communications Ltd
Spain Government Bond				7.38%, 02/15/2021(b)			230	249
0.25%, 04/30/2018	EUR	500	576	Bharti Airtel International Netherlands BV
1.15%, 07/30/2020		100	118	5.13%, 03/11/2023(b)			2,400	2,583
2.75%, 10/31/2024(b)		175	222	CC Holdings GS V LLC / Crown Castle GS
4.65%, 07/30/2025(b)		40	58	III Corp
4.85%, 10/31/2020(b)		295	404	3.85%, 04/15/2023			3,570	3,779
5.15%, 10/31/2044(b)		25	42	Cisco Systems Inc
5.50%, 04/30/2021(b)		100	143	1.60%, 02/28/2019			2,195	2,223
Sweden Government Bond				2.20%, 02/28/2021			3,795	3,873
1.50%, 11/13/2023	SEK	550	74	Digicel Group Ltd
4.25%, 03/12/2019		200	28	8.25%, 09/30/2020(b)			900	821
Switzerland Government Bond				Empresa Nacional de Telecomunicaciones
2.50%, 03/08/2036	CHF	30	46	SA
Turkey Government International Bond				4.75%, 08/01/2026(b)			1,150	1,141
3.25%, 03/23/2023		$1,425	1,360	Frontier Communications Corp
United Kingdom Gilt				8.88%, 09/15/2020(b)			765	810
1.25%, 07/22/2018	GBP	100	148	11.00%, 09/15/2025 (b)			2,385	2,409
1.75%, 07/22/2019		35	53	10.50%, 09/15/2022 (b)			1,250	1,286
1.75%, 09/07/2022		490	741	Goodman Networks Inc
2.00%, 07/22/2020		40	61	12.13%, 07/01/2018			780	378
3.25%, 01/22/2044		200	342	Intelsat Jackson Holdings SA
4.25%, 12/07/2040		60	119	6.63%, 12/15/2022			420	272
4.75%, 12/07/2030		25	49	7.25%, 10/15/2020			1,220	891
Uruguay Government International Bond				8.00%, 02/15/2024(b)			290	300
5.10%, 06/18/2050		$800	750	Intelsat Luxembourg SA
			$47,414	7.75%, 06/01/2021			1,810	597
				8.13%, 06/01/2023			630	206
Student Loan Asset Backed Securities - 1.01%				Level 3 Communications Inc
Navient Private Education Loan Trust 2014-				5.75%, 12/01/2022			855	879
A				Level 3 Financing Inc
0.91%, 05/16/2022(b),(d)		1,148	1,146
				4.10%, 01/15/2018(d)			295	297
Navient Private Education Loan Trust 2015-				5.38%, 01/15/2024(b)			1,685	1,710
A				6.13%, 01/15/2021			270	283
0.93%, 12/15/2021(b),(d)		2,686	2,677
				Ooredoo International Finance Ltd
Navient Student Loan Trust 2014-8				3.88%, 01/31/2028			1,300	1,290
0.72%, 08/25/2020(d)		2,494	2,483
				Orange SA
Navient Student Loan Trust 2015-1				4.00%, 10/29/2049(a),(d)		EUR	200	234
0.74%, 09/26/2022(d)		1,644	1,625
				Sable International Finance Ltd
SLM Private Education Loan Trust 2012-A				8.75%, 02/01/2020(b)			$200	209
1.83%, 08/15/2025(b),(d)		5,172	5,182
				SES SA
SLM Private Education Loan Trust 2012-C				4.63%, 03/09/2020		EUR	250	331
1.53%, 08/15/2023(b),(d)		1,365	1,366
				Sprint Capital Corp
SLM Private Education Loan Trust 2012-D				6.88%, 11/15/2028			$565	420
1.48%, 06/15/2023(b),(d)		1,556	1,556
				6.90%, 05/01/2019			640	586
SLM Private Education Loan Trust 2012-E				Sprint Communications Inc
1.18%, 10/16/2023(b),(d)		1,891	1,888
				7.00%, 08/15/2020			3,065	2,544
SLM Private Education Loan Trust 2013-A				9.13%, 03/01/2017			236	243
1.03%, 08/15/2022(b),(d)		2,934	2,930
				Sprint Corp
SLM Private Education Loan Trust 2013-B				7.13%, 06/15/2024			1,995	1,496
1.08%, 07/15/2022(b),(d)		4,167	4,158
				7.88%, 09/15/2023			680	530
SLM Private Education Loan Trust 2014-A				Telefonica Emisiones SAU
1.03%, 07/15/2022(b),(d)		6,657	6,639
				6.42%, 06/20/2016			595	599
SLM Student Loan Trust 2012-6				7.05%, 06/20/2036			475	615
0.72%, 09/25/2019(d)		5,401	5,389
				Telstra Corp Ltd
Sofi Professional Loan Program 2016-A LLC				2.50%, 09/15/2023		EUR	250	319
2.19%, 08/25/2036(b),(d)		4,919	4,933
				T-Mobile USA Inc
			$41,972	6.00%, 03/01/2023			$540	567
Telecommunications - 2.66%				6.13%, 01/15/2022			185	195
AT&T Inc				6.25%, 04/01/2021			2,460	2,565
2.38%, 11/27/2018		795	813	6.50%, 01/15/2024			190	202
2.45%, 06/30/2020		3,555	3,611	6.50%, 01/15/2026			1,140	1,208
2.75%, 05/19/2023	EUR	250	314	6.63%, 04/28/2021			585	616
3.40%, 05/15/2025		$2,180	2,216

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2016 (unaudited)

	Principal			SENIOR FLOATING RATE INTERESTS -	Principal
BONDS (continued)	Amount (000's) Value (000's)			1.99%	Amount (000's) Value (000's)

Telecommunications (continued)				Aerospace & Defense - 0.06%
Verizon Communications Inc				B/E Aerospace Inc, Term Loan B
1.04%, 06/09/2017(d)		$7,740	$7,746	4.00%, 11/19/2021(d)	$2,545	$2,558
1.35%, 06/09/2017		3,270	3,278
2.38%, 09/14/2018(d)		7,303	7,497
				Automobile Manufacturers - 0.02%
2.38%, 02/17/2022	EUR	500	625
				FCA US LLC, Term Loan B
2.63%, 12/01/2031		150	182	3.50%, 05/24/2017(d)	261	261
4.07%, 06/18/2024(b)	GBP	100	160
				Navistar Inc, Term Loan B
4.52%, 09/15/2048		$2,506	2,543	6.50%, 08/06/2020(d)	478	449
4.75%, 02/17/2034	GBP	150	248
5.01%, 08/21/2054		$5,568	5,719			$710
5.15%, 09/15/2023		10,287	11,831	Building Materials - 0.06%
VimpelCom Holdings BV				Builders FirstSource Inc, Term Loan B
7.50%, 03/01/2022(b)		2,500	2,669	6.00%, 07/22/2022(d)	919	918
Vodafone Group PLC				GYP Holdings III Corp, Term Loan B
2.50%, 09/26/2022		2,720	2,698	4.75%, 03/26/2021(d)	799	761
Wind Acquisition Finance SA				7.75%, 03/25/2022(d)	720	654
4.75%, 07/15/2020(b)		1,245	1,188			$2,333
7.38%, 04/23/2021(b)		2,320	2,065
			$110,231	Chemicals - 0.18%
				A Schulman Inc, Term Loan B
Transportation - 0.74%				4.00%, 05/11/2022(d)	648	641
Burlington Northern Santa Fe LLC				Aruba Investments Inc, Term Loan B
3.85%, 09/01/2023		2,455	2,692	4.50%, 02/02/2022(d)	255	252
4.90%, 04/01/2044		1,005	1,172	Axiall Holdco Inc, Term Loan B
5.05%, 03/01/2041		1,410	1,650	4.00%, 02/25/2022(d)	914	913
CSX Corp				Emerald Performance Materials LLC, Term
3.95%, 05/01/2050		3,730	3,574	Loan
5.50%, 04/15/2041		1,880	2,254	7.75%, 07/22/2022(d)	2,570	2,408
6.25%, 03/15/2018		740	803	Ineos US Finance LLC, Term Loan B
7.38%, 02/01/2019		964	1,107	3.75%, 12/15/2020(d)	1,810	1,790
Eletson Holdings Inc				Methanol Holdings Trinidad Ltd, Term Loan
9.63%, 01/15/2022(b)		1,595	1,260	B
FedEx Corp				4.25%, 06/16/2022(d)	1,644	1,529
1.00%, 01/11/2023	EUR	700	800			$7,533
4.55%, 04/01/2046		$2,765	2,945
4.75%, 11/15/2045		4,850	5,315	Computers - 0.02%
Hornbeck Offshore Services Inc				Oberthur Technologies of America Corp,
5.00%, 03/01/2021		445	283	Term Loan B2
				4.50%, 10/18/2019(d)	848	847
Navios Maritime Acquisition Corp / Navios
Acquisition Finance US Inc
8.13%, 11/15/2021(b)		2,810	2,311
				Consumer Products - 0.04%
Navios Maritime Holdings Inc / Navios				Dell International LLC, Term Loan B2
Maritime Finance II US Inc				4.00%, 04/29/2020(d)	1,769	1,768
7.38%, 01/15/2022(b)		1,235	497
8.13%, 02/15/2019		385	131
Navios South American Logistics Inc / Navios				Diversified Financial Services - 0.04%
Logistics Finance US Inc				Delos Finance Sarl, Term Loan B
7.25%, 05/01/2022(b)		2,610	1,572	3.50%, 02/26/2021(d)	1,820	1,826
Union Pacific Corp
4.38%, 11/15/2065		1,780	1,830	Entertainment - 0.20%
United Parcel Service Inc				CCM Merger Inc, Term Loan B
1.63%, 11/15/2025	EUR	250	300	4.50%, 07/30/2021(d)	1,587	1,591
5.13%, 02/12/2050	GBP	50	101	Eldorado Resorts Inc, Term Loan B
			$30,597	4.25%, 07/15/2022(d)	1,239	1,235
Trucking & Leasing - 0.06%				Lions Gate Entertainment Corp, Term Loan
Penske Truck Leasing Co Lp / PTL Finance				B
				5.00%, 03/11/2022(d)	2,180	2,126
Corp
3.38%, 02/01/2022(b)		$2,535	2,550	Peninsula Gaming LLC, Term Loan B
				4.25%, 11/30/2017(d)	860	860
				WMG Acquisition Corp, Term Loan B
TOTAL BONDS			$2,717,257	3.75%, 07/07/2020(d)	2,452	2,421

	Principal					$8,233
CONVERTIBLE BONDS - 0.04%	Amount (000's) Value (000's)
				Food- 0.05%
Banks- 0.03%
				B&G Foods Inc, Term Loan B
ING Groep NV				3.76%, 10/21/2022(d)	1,033	1,038
6.00%, 12/29/2049(a),(d)		1,200	1,140
				JBS USA LLC, Term Loan B
				4.00%, 08/18/2022(d)	743	742
Semiconductors - 0.01%				Pinnacle Foods Finance LLC, Term Loan I
Jazz US Holdings Inc				3.75%, 01/13/2023(d)	469	471
8.00%, 12/31/2018		430	593			$2,251

TOTAL CONVERTIBLE BONDS			$1,733

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Forest Products & Paper - 0.13%			Oil & Gas - 0.04%
Caraustar Industries Inc, Term Loan B			Drillships Financing Holding Inc, Term Loan
8.00%, 04/26/2019(d)	$561	$558	B1
8.00%, 05/01/2019(d)	3,224	3,203	6.00%, 03/31/2021(d)	$922	$439
NewPage Corp, DIP Term Loan			Seadrill Operating LP, Term Loan B
11.00%, 07/26/2017 (d)	620	536	4.00%, 02/12/2021(d)	2,367	1,162
11.00%, 07/26/2017 (d)	620	524			$1,601
NewPage Corp, Term Loan B
0.00%, 02/05/2021(d),(h)	3,080	435	Oil & Gas Services - 0.07%
		$5,256	Navios Maritime Midstream Partners LP,
			Term Loan B
Healthcare - Products - 0.06%			5.50%, 06/15/2020(d)	3,017	2,651
Kinetic Concepts Inc, Term Loan E1			Seventy Seven Operating LLC, Term Loan B
4.50%, 05/04/2018(d)	1,265	1,264	3.75%, 06/17/2021(d)	231	182
Mallinckrodt International Finance SA, Term					$2,833
Loan B1
3.25%, 03/19/2021(d)	1,244	1,215	Packaging & Containers - 0.03%
			Berry Plastics Group Inc, Term Loan F
		$2,479	4.00%, 09/16/2022(d)	559	560
Healthcare - Services - 0.16%			SIG Combibloc PurchaseCo Sarl, Term Loan
Acadia Healthcare Co Inc, Term Loan B2			B
4.50%, 02/04/2023(d)	244	246	4.25%, 03/11/2022(d)	663	662
DaVita HealthCare Partners Inc, Term Loan					$1,222
B
3.50%, 06/18/2021(d)	784	787	Pharmaceuticals - 0.11%
Lantheus Medical Imaging Inc, Term Loan B			DPx Holdings BV, Term Loan B
			4.25%, 01/22/2021(d)	1,245	1,231
7.00%, 06/24/2022(d)	2,744	2,358
MPH Acquisition Holdings LLC, Term Loan			Endo Luxembourg Finance I Co Sarl, Term
B			Loan B
			3.75%, 06/24/2022(d)	160	159
3.75%, 03/19/2021(d)	790	786
Radnet Management Inc, Term Loan B			Grifols Worldwide Operations USA Inc, Term
8.00%, 03/25/2021(d)	2,640	2,422	Loan B
			3.44%, 03/05/2021(d)	1,208	1,209
		$6,599
			Valeant Pharmaceuticals International Inc,
Insurance - 0.03%			Term Loan BE1
Asurion LLC, Term Loan			4.75%, 08/05/2020(d)	1,248	1,212
8.50%, 02/19/2021(d)	505	484	Valeant Pharmaceuticals International Inc,
Asurion LLC, Term Loan B1			Term Loan BF1
5.00%, 05/24/2019(d)	208	207	5.00%, 04/01/2022(d)	602	586
Asurion LLC, Term Loan B2					$4,397
4.25%, 06/19/2020(d)	340	334
		$1,025	REITS- 0.10%
			iStar Inc, Term Loan A2
Internet - 0.01%			7.00%, 03/19/2017(d)	4,098	4,098
Zayo Group LLC, Term Loan B			MGM Growth Properties Operating
3.75%, 05/06/2021(d)	587	587	Partnership LP, Term Loan B
			4.00%, 04/07/2023(d)	150	151
					$4,249
Lodging - 0.03%
Hilton Worldwide Finance LLC, Term Loan			Retail - 0.16%
B			Academy Ltd, Term Loan B
3.50%, 09/23/2020(d)	1,210	1,214	5.00%, 06/16/2022(d)	1,945	1,905
			Dollar Tree Inc, Term Loan B2
			4.18%, 07/06/2022(d)	2,010	2,012
Media- 0.12%
CCO Safari III LLC, Term Loan I			Michaels Stores Inc, Term Loan B
			4.00%, 01/20/2028(d)	1,256	1,260
3.50%, 01/23/2023(d)	950	954
Numericable US LLC, Term Loan B			PetSmart Inc, Term Loan B
			4.41%, 03/11/2022(d)	1,335	1,331
5.00%, 01/08/2024(d)	1,260	1,264
Univision Communications Inc, Term Loan					$6,508
C3			Semiconductors - 0.10%
4.00%, 03/01/2020(d)	155	155
			Avago Technologies Cayman Finance Ltd,
Univision Communications Inc, Term Loan			Term Loan B1
C4			4.25%, 11/11/2022(d)	2,375	2,376
4.00%, 03/01/2020(d)	1,387	1,385
			NXP BV, Term Loan B
WideOpenWest Finance LLC, Term Loan B			3.75%, 11/05/2020(d)	1,880	1,885
4.50%, 04/01/2019(d)	1,354	1,346
					$4,261
		$5,104
			Software - 0.06%
Mining - 0.06%			Activision Blizzard Inc, Term Loan B
FMG Resources August 2006 Pty Ltd, Term			3.25%, 07/26/2020(d)	299	300
Loan B			Evergreen Skills Lux Sarl, Term Loan
4.25%, 06/30/2019(d)	2,643	2,487	3.75%, 04/08/2021(d)	882	874
			First Data Corp, Term Loan B
			4.19%, 07/08/2022(d)	1,230	1,230
					$2,404

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
(continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
			Federal Home Loan Mortgage Corporation (FHLMC)
Telecommunications - 0.02%
			(continued)
Altice Financing SA, Delay-Draw Term Loan
			6.50%, 02/01/2032	$4	$4
DD
5.50%, 07/03/2019(d)	$244	$246	6.50%, 02/01/2032	1	1
			6.50%, 05/01/2032	16	19
T-Mobile USA Inc, Term Loan B
3.50%, 11/03/2022(d)	603	607	6.50%, 04/01/2035	103	120
			6.50%, 10/01/2035	79	96
		$853	7.00%, 12/01/2029	9	10
Trucking & Leasing - 0.03%			7.00%, 06/01/2030	14	15
Fly Funding II Sarl, Term Loan			7.00%, 12/01/2030	11	12
3.50%, 08/09/2019(d)	1,205	1,201	7.00%, 09/01/2031	2	2
			7.50%, 09/01/2030	1	1
TOTAL SENIOR FLOATING RATE INTERESTS		$82,339	7.50%, 09/01/2030	2	3
U.S. GOVERNMENT & GOVERNMENT	Principal		7.50%, 01/01/2031	13	16
AGENCY OBLIGATIONS - 36.66%	Amount (000's) Value (000's)		7.50%, 03/01/2031	3	4
Federal Home Loan Mortgage Corporation (FHLMC) -			7.50%, 02/01/2032	6	7
4.49%			8.00%, 09/01/2030	52	56
2.09%, 06/01/2043(d)	$1,196	$1,232			$185,959
2.28%, 12/01/2035(d)	43	45
(d)			Federal National Mortgage Association (FNMA) - 12.27%
2.50%, 07/01/2034	15	16	1.98%, 10/01/2034(d)	175	182
(d)
2.78%, 05/01/2037	310	327	2.32%, 07/01/2033(d)	929	974
(d)
2.79%, 07/01/2043	6,175	6,394	2.45%, 12/01/2032(d)	99	103
(d)
2.86%, 01/01/2034	48	49	2.49%, 08/01/2035(d)	221	235
3.00%, 01/01/2043	4,023	4,143	2.50%, 04/01/2028	4,134	4,269
3.00%, 02/01/2043	1,643	1,690	2.50%, 06/01/2028	272	281
3.50%, 06/01/2044	1,573	1,654	2.50%, 05/01/2029(i)	19,600	20,142
3.50%, 05/01/2045(i)	32,000	33,518
			2.50%, 09/01/2029	1,297	1,342
3.50%, 05/01/2045	28,190	29,648	2.50%, 03/01/2030	14,627	15,072
3.50%, 10/01/2045	17,407	18,372	2.59%, 12/01/2036(d)	511	537
4.00%, 02/01/2044	16,314	17,542	2.60%, 04/01/2036(d)	247	261
4.00%, 10/01/2044	4,165	4,474	2.64%, 01/01/2033(d)	89	93
4.00%, 01/01/2045	10,534	11,317	2.70%, 02/01/2036(d)	39	41
4.00%, 01/01/2046	17,844	19,092	2.87%, 04/01/2033(d)	176	187
4.50%, 04/01/2031	1,509	1,653	2.95%, 03/01/2035(d)	3,923	4,157
4.50%, 04/01/2041	9,223	10,075	3.00%, 05/01/2028(i)	27,000	28,202
5.00%, 03/01/2018	157	162	3.00%, 07/01/2028	7,445	7,811
5.00%, 05/01/2018	114	118	3.00%, 10/01/2029	1,621	1,701
5.00%, 10/01/2018	90	93	3.00%, 10/01/2030	6,574	6,898
5.00%, 01/01/2019	138	142	3.00%, 08/01/2034	8,092	8,436
5.00%, 06/01/2031	1,243	1,376	3.00%, 10/01/2034	4,236	4,416
5.00%, 02/01/2039	1,354	1,488	3.00%, 12/01/2040	228	233
5.00%, 09/01/2039	3,177	3,540	3.00%, 11/01/2042	718	740
5.00%, 08/01/2040	3,017	3,344	3.00%, 03/01/2043	6,199	6,370
5.00%, 03/01/2041	3,713	4,135	3.00%, 04/01/2043	33,672	34,596
5.50%, 03/01/2018	52	53	3.00%, 04/01/2043	808	830
5.50%, 08/01/2023	720	782	3.00%, 05/01/2043	7,852	8,067
5.50%, 05/01/2033	101	114	3.00%, 05/01/2043(i)	12,000	12,301
5.50%, 10/01/2033	87	98	3.00%, 05/01/2043	1,221	1,256
5.50%, 12/01/2033	1,114	1,267	3.00%, 08/01/2043	5,160	5,301
5.50%, 11/01/2036	821	915	3.37%, 04/01/2041(d)	1,139	1,191
5.50%, 04/01/2038	364	413	3.50%, 04/01/2030	10,952	11,734
5.50%, 08/01/2038	676	778	3.50%, 10/01/2033	4,974	5,272
5.50%, 03/01/2040	1,056	1,196	3.50%, 08/01/2034	3,650	3,856
6.00%, 07/01/2017	2	3	3.50%, 01/01/2041	388	408
6.00%, 03/01/2022	29	33	3.50%, 05/01/2043(i)	90,125	94,448
6.00%, 07/01/2023	361	408	3.50%, 05/01/2043	558	589
6.00%, 06/01/2028	4	5	3.50%, 07/01/2043	2,793	2,948
6.00%, 01/01/2029	2	2	3.50%, 09/01/2044	8,968	9,468
6.00%, 03/01/2031	16	18	3.50%, 11/01/2044	5,909	6,232
6.00%, 12/01/2031	48	55	3.50%, 03/01/2045	12,621	13,334
6.00%, 12/01/2032	47	54	3.50%, 04/01/2045	5,596	5,888
6.00%, 02/01/2033	145	165	4.00%, 08/01/2020	1,209	1,262
6.00%, 12/01/2033	63	72	4.00%, 01/01/2029	3,389	3,569
6.00%, 10/01/2036(d)	389	441
6.00%, 12/01/2037(d)	121	137	4.00%, 02/01/2031	561	605
			4.00%, 03/01/2034	1,217	1,319
6.00%, 01/01/2038(d)	80	91
			4.00%, 04/01/2034	6,397	6,917
6.00%, 01/01/2038	484	564	4.00%, 05/01/2044	6,220	6,687
6.00%, 07/01/2038	1,937	2,253	4.00%, 02/01/2045	447	479
6.50%, 03/01/2029	1	1	4.00%, 03/01/2045	6,743	7,204
6.50%, 03/01/2029	9	10	4.00%, 05/01/2045	23,664	25,475
6.50%, 05/01/2029	12	14	4.00%, 05/01/2045(i)	10,000	10,683
6.50%, 04/01/2031	5	6
6.50%, 06/01/2031	1	1
6.50%, 09/01/2031	4	5
See accompanying notes			168

Schedule of Investments

Core Plus Bond Fund

April 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal

AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

			Government National Mortgage Association (GNMA)
Federal National Mortgage Association (FNMA) (continued)
			(continued)
4.00%, 10/01/2045	$4,457	$4,770
			4.00%, 05/01/2043	$10,000	$10,672
4.00%, 10/01/2045	8,336	8,928
			4.00%, 02/20/2046	14,843	15,878
4.50%, 04/01/2024	1,976	2,118
			4.50%, 06/20/2025	5,014	5,343
4.50%, 04/01/2044	5,248	5,709
			4.50%, 09/15/2039	559	625
4.50%, 12/01/2044	16,735	18,223
			4.50%, 03/15/2040	5,454	5,979
4.50%, 10/01/2045	12,381	13,536
			4.50%, 08/15/2040	9,239	10,110
4.50%, 11/01/2045	2,260	2,471
			4.50%, 01/20/2044	5,401	5,801
5.00%, 03/01/2018	50	52
			5.00%, 11/15/2033	2,988	3,345
5.00%, 09/01/2033	6,713	7,432
			5.00%, 06/15/2034	59	65
5.00%, 02/01/2035	3,382	3,789
			5.00%, 10/20/2039	297	330
5.00%, 05/01/2039	2,282	2,547
			5.00%, 07/20/2040	477	518
5.00%, 06/01/2040	195	216
			5.00%, 02/15/2042	2,220	2,465
5.00%, 05/01/2041	3,780	4,195
			5.50%, 10/15/2033	1,049	1,213
5.00%, 06/01/2041	4,172	4,659
			5.50%, 05/20/2035	114	129
5.00%, 10/01/2041	5,122	5,683
			5.50%, 02/15/2038	1,362	1,526
5.00%, 01/01/2042	4,615	5,154
			6.00%, 07/20/2028	51	58
5.50%, 09/01/2017	7	8
			6.00%, 11/20/2028	43	49
5.50%, 10/01/2017	8	8
			6.00%, 01/20/2029	47	55
5.50%, 06/01/2020	155	161
			6.00%, 07/20/2029	11	13
5.50%, 09/01/2020	781	838
			6.00%, 08/15/2031	21	24
5.50%, 02/01/2023	55	61
			6.00%, 01/15/2032	4	5
5.50%, 06/01/2023	137	153
			6.00%, 02/15/2032	40	45
5.50%, 07/01/2023	4	5
			6.00%, 02/15/2033	45	51
5.50%, 07/01/2033	193	218
			6.00%, 12/15/2033	49	57
5.50%, 09/01/2033	245	277
			6.50%, 03/20/2028	9	10
5.50%, 08/01/2036	2,140	2,408
			6.50%, 05/20/2029	8	10
5.50%, 02/01/2037	129	146
			6.50%, 10/15/2032	24	28
5.50%, 04/01/2038	3,939	4,466
			6.50%, 12/15/2032	91	104
5.50%, 12/01/2038	1,639	1,865
			7.00%, 06/15/2031	16	19
5.50%, 05/01/2040	864	972
			7.00%, 07/15/2031	2	2
6.00%, 02/01/2023	22	25

6.00%, 02/01/2038(d)	970	1,106	7.00%, 06/15/2032	142	167
			8.00%, 01/20/2031	6	8
6.00%, 05/01/2038	155	176

6.00%, 08/01/2038	236	268			$289,233

6.00%, 08/01/2038	623	709	U.S. Treasury - 11.75%

6.00%, 03/01/2040	5,398	6,164	0.50%, 11/30/2016	10,080	10,081

6.50%, 02/01/2017	1	1	0.50%, 04/30/2017	1,975	1,973

6.50%, 03/01/2017	1	1	0.63%, 08/15/2016	11,070	11,079

6.50%, 08/01/2017	9	9	0.88%, 07/15/2018	8,570	8,580

6.50%, 05/01/2022	9	11	1.25%, 11/30/2018	250	252

6.50%, 12/01/2031	8	9	1.25%, 01/31/2019	300	303

6.50%, 02/01/2032	3	4	1.25%, 01/31/2020	2,000	2,011

6.50%, 02/01/2032	2	2	1.38%, 12/31/2018(j)	65,520	66,367

6.50%, 04/01/2032	8	9	1.38%, 01/31/2020	85,000	85,850

6.50%, 06/01/2032	2	3	1.38%, 03/31/2020	13,650	13,774

6.50%, 08/01/2032	12	13	1.38%, 04/30/2020	12,450	12,556

6.50%, 07/01/2037	612	751	1.50%, 01/31/2022	2,025	2,032

6.50%, 07/01/2037	432	505	1.75%, 09/30/2019	25,130	25,742

6.50%, 12/01/2037	552	635	1.75%, 10/31/2020	1,000	1,022

6.50%, 02/01/2038	486	579	1.75%, 04/30/2022	1,230	1,249

6.50%, 03/01/2038	251	288	1.88%, 11/30/2021	30,000	30,762

6.50%, 09/01/2038	831	952	2.00%, 05/31/2021	4,540	4,692

7.00%, 02/01/2032	17	18	2.13%, 08/31/2020	6,075	6,307

7.00%, 03/01/2032	49	57	2.13%, 12/31/2021	95	99

7.50%, 08/01/2032	10	12	2.13%, 05/15/2025	12,185	12,529

		$507,977	2.25%, 11/15/2025	200	208

Government National Mortgage Association (GNMA) -			2.38%, 05/31/2018	350	361

6.98%			2.38%, 08/15/2024	325	341

1.50%, 07/20/2043(d)	1,097	1,121	2.50%, 02/15/2045	450	435

3.00%, 05/01/2043	23,000	23,816	2.88%, 08/15/2045	10,390	10,841

3.00%, 06/20/2043	5,199	5,396	3.00%, 11/15/2044	23,400	25,044

3.00%, 01/20/2045	2,768	2,871	3.00%, 05/15/2045	2,545	2,723

3.00%, 01/20/2046	9,403	9,752	3.00%, 11/15/2045	29,000	31,032

3.50%, 03/15/2042	1,953	2,077	3.13%, 02/15/2042	25	28

3.50%, 04/15/2042	506	535	3.25%, 12/31/2016	150	153

3.50%, 04/15/2042	1,968	2,085	3.38%, 05/15/2044	495	569

3.50%, 10/15/2042	2,284	2,433	3.75%, 11/15/2043(k)	37,035	45,605

3.50%, 05/01/2043	125,700	132,766	3.88%, 08/15/2040	44,545	55,429

3.50%, 06/15/2043	11,204	11,927	4.38%, 05/15/2040	12,140	16,226

3.50%, 01/20/2045	1,208	1,277	4.50%, 02/15/2036	175	238

4.00%, 02/15/2042	1,577	1,707	4.75%, 02/15/2041	70	99

4.00%, 05/01/2043(i)	25,000	26,766

See accompanying notes

		Schedule of Investments
		Core Plus Bond Fund
		April 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

U.S. Treasury (continued)
6.25%, 05/15/2030	$100	$151
		$486,743

U.S. Treasury Bill - 0.24%
0.34%, 05/26/2016(l)	10,000	9,999

U.S. Treasury Inflation-Indexed Obligations - 0.93%
0.13%, 04/15/2019	4,149	4,238
0.13%, 01/15/2022	4,609	4,685
0.13%, 07/15/2024	8,788	8,858
0.25%, 01/15/2025	20,277	20,528
		$38,309
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$1,518,220
Total Investments		$4,496,414
Other Assets and Liabilities - (8.58)%		$(355,275)
TOTAL NET ASSETS - 100.00%		$4,141,139

(a)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $745,974 or 18.01% of net assets.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $1,094 or 0.03% of net assets.
(d)	Variable Rate. Rate shown is in effect at April 30, 2016.
(e)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(f)	Security purchased on a when-issued basis.
(g)	Security is an Interest Only Strip.
(h)	Non-Income Producing Security
(i)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.
(j)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $7,232 or 0.17% of net assets.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $2,551 or 0.06% of net assets.
(l)	Rate shown is the discount rate of the original purchase.

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	32.47%
Financial	15.19%
Government	14.09%
Asset Backed Securities	11.23%
Consumer, Non-cyclical	7.03%
Consumer, Cyclical	5.51%
Communications	5.29%
Energy	4.01%
Exchange Traded Funds	3.85%
Utilities	3.23%
Industrial	3.22%
Basic Materials	1.72%
Technology	1.66%
Diversified	0.08%
Other Assets and Liabilities	(8.58)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2016 (unaudited)

Exchange Cleared Credit Default Swaps

Buy Protection
		(Pay)/				Upfront			Unrealized
		Receive		Expiration		Premiums			Appreciation/
Reference Entity		Fixed Rate		Date	Notional Amount		Paid/(Received)		(Depreciation )	Fair Value
CDX.NA.HY.25			(5.00)%	12/20/2020	$34,800		$154		$(1,149)	$(995)
CDX.NA.HY.25			(5.00)%	12/20/2020	55,000	(173)			(1,399)	(1,572)
Total							$(19	) $	(2,548)	$(2,567)

Amounts in thousands

Foreign Currency Contracts

							Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept			In Exchange For	Fair Value			Asset	Liability
Brown Brothers Harriman & Co	06/09/2016	JPY		44,343,555	$390	$417			$27	$—
Total									$27	$—
							Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver			In Exchange For	Fair Value			Asset	Liability
Barclays Bank PLC	06/09/2016	AUD		413,652	$306	$314			$—	$(8)
Barclays Bank PLC	06/09/2016	JPY		644,241,640	5,668	6,062			—	(394)
Barclays Bank PLC	06/09/2016	MXN		15,869,977	887	919			—	(32)
Brown Brothers Harriman & Co	05/09/2016	EUR		17,210,786	19,205	19,710			—	(505)
Brown Brothers Harriman & Co	05/09/2016	GBP		4,022,679	5,818	5,878			—	(60)
Brown Brothers Harriman & Co	06/09/2016	CAD		621,579	466	495			—	(29)
Brown Brothers Harriman & Co	06/09/2016	CHF		64,731	66	68			—	(2)
Brown Brothers Harriman & Co	06/09/2016	DKK		871,158	128	134			—	(6)
Brown Brothers Harriman & Co	06/09/2016	EUR		7,267,506	8,018	8,330			—	(312)
Brown Brothers Harriman & Co	06/09/2016	GBP		1,053,362	1,499	1,539			—	(40)
Brown Brothers Harriman & Co	06/09/2016	PLN		391,349	100	103			—	(3)
Brown Brothers Harriman & Co	06/09/2016	SEK		860,524	101	107			—	(6)
Total									$—	$(1,397)

Amounts in thousands except contracts

Futures Contracts

										Unrealized
Type	Long/Short			Contracts	Notional Value				Fair Value	Appreciation/(Depreciation)
US 10 Year Note; June 2016		Long		392	$51,176 $				50,985	$(191)
US 10 Year Ultra Note; June 2016		Long		317	44,812				44,558	(254)
US 2 Year Note; June 2016		Short		284	62,149				62,090	59
US 5 Year Note; June 2016		Short		55	6,657				6,650	7
US Long Bond; June 2016		Short		17	2,815				2,776	39
US Ultra Bond; June 2016		Long		62	10,606				10,623	17
Total										$(323)

Amounts in thousands except contracts

See accompanying notes

     Schedule of Investments Diversified International Fund April 30, 2016 (unaudited)

COMMON STOCKS - 97.80%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.77%			Chemicals - 1.28%
WPP PLC	2,289,989	$53,500	Evonik Industries AG	800,598	$25,402
			Givaudan SA	14,546	28,712
			Lonza Group AG (a)	207,263	34,569
Aerospace & Defense - 0.91%					$88,683
Safran SA	581,688	40,102
Thales SA	268,232	23,212	Commercial Services - 0.87%
		$63,314	Ashtead Group PLC	1,356,705	18,043
			Ritchie Bros Auctioneers Inc	501,100	14,378
Agriculture - 2.17%			TAL Education Group ADR(a)	488,771	28,280
British American Tobacco PLC	1,152,593	70,276			$60,701
Imperial Brands PLC	623,343	33,894
KT&G Corp	433,322	46,684	Computers - 0.78%
		$150,854	Capgemini SA	379,413	35,416
			CGI Group Inc (a)	411,700	18,808
Airlines - 0.99%					$54,224
International Consolidated Airlines Group SA	2,745,383	21,170
Ryanair Holdings PLC ADR	589,771	47,742	Cosmetics & Personal Care - 0.61%
		$68,912	Svenska Cellulosa AB SCA	1,334,885	42,118

Automobile Manufacturers - 3.35%
Fuji Heavy Industries Ltd	1,452,500	47,693	Distribution & Wholesale - 0.67%
Maruti Suzuki India Ltd	513,121	29,288	ITOCHU Corp	2,656,600	33,762
Renault SA	522,808	50,445	Mitsubishi Corp	747,500	12,564
Toyota Motor Corp	2,078,237	105,345			$46,326
		$232,771	Diversified Financial Services - 1.74%
Automobile Parts & Equipment - 1.58%			Euronext NV (c)	228,658	9,666
Bridgestone Corp	655,697	24,134	Intermediate Capital Group PLC	1,269,232	11,410
Continental AG	212,824	46,867	Macquarie Group Ltd	525,676	25,182
Toyota Industries Corp	899,600	39,032	ORIX Corp	3,890,090	55,025
		$110,033	Paragon Group of Cos PLC/The	1,554,090	6,758
			Zenkoku Hosho Co Ltd	354,200	12,457
Banks - 11.60%					$120,498
Axis Bank Ltd	4,034,449	28,670
Bancolombia SA ADR	362,383	14,021	Electric - 2.36%
Bangkok Bank PCL	2,372,500	11,248	Enel SpA	7,983,500	36,284
Bank of Ireland (a)	81,984,112	24,897	Iberdrola SA	8,790,989	62,581
Bank of Montreal	1,021,833	66,569	Korea Electric Power Corp	1,203,164	65,354
Bank of Nova Scotia/The	946,500	49,637			$164,219
Bank Rakyat Indonesia Persero Tbk PT	23,332,700	18,234
			Electrical Components & Equipment - 0.29%
Barclays Africa Group Ltd	1,999,455	20,247
			Prysmian SpA	858,984	20,323
BNP Paribas SA	1,378,801	73,020
Canadian Imperial Bank of Commerce/Canada	345,000	27,865
China Construction Bank Corp	28,788,272	18,284	Electronics - 2.23%
Credicorp Ltd	127,300	18,512	Hon Hai Precision Industry Co Ltd	25,212,526	60,058
Danske Bank A/S	1,244,564	35,214	Hoya Corp	1,317,504	50,453
Erste Group Bank AG	465,892	13,411	Murata Manufacturing Co Ltd	102,341	13,346
HDFC Bank Ltd (b)	342,386	6,971	Nippon Electric Glass Co Ltd	2,868,000	15,185
HDFC Bank Ltd ADR	175,139	11,011	Yokogawa Electric Corp	1,451,700	15,597
KBC Groep NV	343,322	19,316			$154,639
Mediobanca SpA	3,088,142	25,439
Mitsubishi UFJ Financial Group Inc	16,402,776	75,696	Energy - Alternate Sources - 0.56%
Royal Bank of Canada	800,959	49,742	Vestas Wind Systems A/S	546,877	39,147
Siam Commercial Bank PCL/The (b)	2,948,900	11,238
Skandinaviska EnskildaBanken AB	3,873,232	37,031	Engineering & Construction - 2.07%
Societe Generale SA	309,517	12,179	Aena SA (a),(c)	121,505	17,358
Sumitomo Mitsui Financial Group Inc	917,100	27,597	Obayashi Corp	1,486,100	14,564
Toronto-Dominion Bank/The	1,943,434	86,507	Promotora y Operadora de Infraestructura	1,135,107	14,390
Yes Bank Ltd	1,648,148	23,363	SAB de CV
		$805,919	Skanska AB	1,034,769	22,807
			Vinci SA	995,801	74,375
Beverages - 0.87%
					$143,494
Ambev SA	5,699,500	31,818
Anheuser-Busch InBev SA/NV	227,869	28,268	Entertainment - 0.20%
		$60,086	Paddy Power Betfair PLC	101,722	13,610

Biotechnology - 0.92%
China Biologic Products Inc (a)	105,363	12,328	Food - 2.96%
CSL Ltd	357,898	28,520	Delhaize Group	513,778	53,990
Genmab A/S (a)	157,375	23,350	Greencore Group PLC	2,638,636	13,925
		$64,198	Gruma SAB de CV	1,002,272	14,609
			Jeronimo Martins SGPS SA	860,691	14,092
Building Materials - 1.21%			Koninklijke Ahold NV	635,966	13,848
CRH PLC	1,973,424	57,433	Nestle SA	1,079,624	80,583
Kingspan Group PLC	1,013,615	26,720	Uni-President Enterprises Corp	8,175,840	14,718
		$84,153			$205,765

See accompanying notes

Schedule of Investments
Diversified International Fund
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Forest Products & Paper - 0.72%			Mining (continued)
Mondi PLC	2,020,371	$38,699	Rio Tinto PLC	708,271	$23,760
Smurfit Kappa Group PLC	430,690	11,432	Yamana Gold Inc	4,955,700	24,567
		$50,131			$112,837

Gas - 0.74%			Miscellaneous Manufacturers - 0.72%
National Grid PLC	3,600,475	51,374	FUJIFILM Holdings Corp	1,211,720	49,739

Hand & Machine Tools - 0.28%			Oil & Gas - 5.22%
Fuji Electric Co Ltd	4,577,737	19,479	Bharat Petroleum Corp Ltd	1,578,240	23,249
			Caltex Australia Ltd	962,943	23,634
			Canadian Natural Resources Ltd	1,533,400	46,050
Healthcare - Services - 1.07%
			Cenovus Energy Inc	1,143,679	18,130
Fresenius SE & Co KGaA	817,975	59,646
ICON PLC (a)	215,752	14,580	China Petroleum & Chemical Corp	28,202,000	19,873
			Lukoil PJSC ADR	1,033,274	44,025
		$74,226	Royal Dutch Shell PLC - A Shares	317,399	8,314
Holding Companies - Diversified - 0.86%			Sasol Ltd	722,748	23,641
CK Hutchison Holdings Ltd	4,016,489	48,052	Statoil ASA	2,825,620	49,735
Wharf Holdings Ltd/The	2,201,000	11,896	Suncor Energy Inc	1,359,432	39,904
		$59,948	TOTAL SA	1,311,388	66,279
					$362,834
Home Builders - 2.74%
Barratt Developments PLC	5,885,259	45,831	Oil & Gas Services - 0.30%
Persimmon PLC	966,117	28,101	Technip SA	356,604	20,901
Sekisui House Ltd	3,048,568	52,933
Taylor Wimpey PLC	23,600,636	63,664	Pharmaceuticals - 6.10%
		$190,529	Actelion Ltd (a)	279,354	45,278
			BTG PLC (a)	1,887,708	16,366
Home Furnishings - 1.15%
Howden Joinery Group PLC	2,946,496	21,314	Daiichi Sankyo Co Ltd	1,037,800	24,458
Steinhoff International Holdings NV	9,320,833	58,307	Novo Nordisk A/S	2,109,637	117,790
		$79,621	Roche Holding AG	541,964	137,122
			Shire PLC	1,122,952	70,075
Insurance - 6.25%			Tsumura & Co	497,300	12,797
AXA SA	2,451,466	61,899			$423,886
BB Seguridade Participacoes SA	4,672,100	40,645
Direct Line Insurance Group PLC	9,976,640	52,853	Pipelines - 1.28%
Fairfax Financial Holdings Ltd	55,071	29,517	Keyera Corp	463,860	14,939
Hannover Rueck SE	555,952	63,557	TransCanada Corp	1,784,227	74,088
Legal & General Group PLC	8,393,549	27,429			$89,027
NN Group NV	975,534	33,863	Private Equity - 0.38%
PICC Property & Casualty Co Ltd	7,091,775	12,901	3i Group PLC	3,828,205	26,553
Sampo Oyj	354,266	15,496
Sanlam Ltd	3,829,448	18,597
SCOR SE	909,831	30,994	Real Estate - 2.42%
Tokio Marine Holdings Inc	1,406,450	46,023	Brookfield Asset Management Inc	2,512,902	84,918
		$433,774	Cheung Kong Property Holdings Ltd	3,162,840	21,601
			Deutsche Wohnen AG	908,277	27,850
Internet - 1.97%			Vonovia SE	617,925	20,829
Alibaba Group Holding Ltd ADR(a)	261,126	20,091
			Wheelock & Co Ltd	2,771,631	12,831
Auto Trader Group PLC (c)	4,736,515	26,015
					$168,029
Tencent Holdings Ltd	4,446,932	90,487
		$136,593	REITS - 0.19%
			Fibra Uno Administracion SA de CV	5,628,160	13,370
Investment Companies - 0.59%
Investor AB	1,117,253	41,048
			Retail - 3.98%
			Alimentation Couche-Tard Inc	1,416,946	62,112
Iron & Steel - 0.18%			Dixons Carphone PLC	3,198,396	19,910
Hitachi Metals Ltd	1,204,700	12,233	Dollarama Inc	866,016	62,437
			GS Retail Co Ltd	362,706	16,971
Machinery - Construction & Mining - 0.19%			Pandora A/S	547,292	71,155
Atlas Copco AB - A Shares	512,671	13,282	Wal-Mart de Mexico SAB de CV	17,788,978	43,964
					$276,549

Machinery - Diversified - 0.34%			Semiconductors - 3.64%
Hexagon AB	597,550	23,869	ARM Holdings PLC	2,000,365	27,457
			Infineon Technologies AG	2,950,778	42,101
			Samsung Electronics Co Ltd	56,676	61,767
Media - 1.37%			Taiwan Semiconductor Manufacturing Co Ltd	19,438,544	89,308
ITV PLC	16,268,324	53,625	Tokyo Electron Ltd	389,100	25,716
ProSiebenSat.1 Media SE	807,391	41,246	Ulvac Inc	205,000	6,286
		$94,871			$252,635

Mining - 1.63%			Software - 1.38%
Glencore PLC (a)	12,415,483	29,672
Kinross Gold Corp (a)	6,113,500	34,838	HCL Technologies Ltd	1,131,594	12,775
			SAP SE	763,553	59,910

See accompanying notes

Schedule of Investments
Diversified International Fund
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	Portfolio Summary (unaudited)
				Country	Percent
Software (continued)
UBISOFT Entertainment (a)	799,175	$23,196		Japan	14.86%
				Canada	12.68%
		$95,881		United Kingdom	11.12%
Telecommunications - 8.73%				France	8.87%
Bharti Infratel Ltd	3,997,666	22,527		Germany	6.78%
BT Group PLC	11,270,591	73,057		Switzerland	5.12%
China Mobile Ltd	5,297,046	60,814		Denmark	4.13%
China Telecom Corp Ltd	77,211,444	38,225		Ireland	4.04%
Deutsche Telekom AG	4,137,519	72,628		China	3.47%
KDDI Corp	2,353,038	67,781		United States	3.07%
Koninklijke KPN NV	7,330,242	28,806		Korea, Republic Of	2.74%
MTN Group Ltd	1,904,316	19,935		Sweden	2.59%
Nippon Telegraph & Telephone Corp	1,553,163	69,505		South Africa	2.59%
NTT DOCOMO Inc	2,228,700	53,453		Taiwan, Province Of China	2.37%
Orange SA	3,871,360	64,319		India	2.27%
Proximus SADP	582,255	19,624		Hong Kong	2.23%
Telekomunikasi Indonesia Persero Tbk PT	59,350,600	15,923		Belgium	1.75%
		$606,597		Netherlands	1.36%
				Mexico	1.24%
Transportation - 1.81%				Italy	1.18%
Canadian National Railway Co	1,248,148	76,857		Spain	1.15%
East Japan Railway Co	553,400	48,686		Australia	1.11%
		$125,543		Brazil	1.05%
Water - 0.58%				Norway	0.72%
Veolia Environnement SA	1,632,609	40,106		Russian Federation	0.63%
				Indonesia	0.49%
TOTAL COMMON STOCKS		$6,792,952		Thailand	0.32%
				Peru	0.27%
INVESTMENT COMPANIES - 3.07%	Shares Held	Value (000	's)
				Finland	0.22%
Publicly Traded Investment Fund - 3.07%				Portugal	0.20%
Goldman Sachs Financial Square Funds -	213,012,261	213,012		Colombia	0.20%
Government Fund				Austria	0.19%
				Other Assets and Liabilities	(1.01)%
TOTAL INVESTMENT COMPANIES		$213,012		TOTAL NET ASSETS	100.00%
PREFERRED STOCKS - 0.14%	Shares Held	Value (000	's)

Chemicals - 0.14%
FUCHS PETROLUB SE	234,639	10,048

TOTAL PREFERRED STOCKS		$10,048
Total Investments		$7,016,012
Other Assets and Liabilities - (1.01)%			$(70,110)
TOTAL NET ASSETS - 100.00%		$6,945,902

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $18,209 or 0.26% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $53,039 or 0.76% of net assets.

See accompanying notes

Schedule of Investments
Equity Income Fund
April 30, 2016 (unaudited)

COMMON STOCKS - 98.36%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 1.76%			Gas - 1.20%
Boeing Co/The	356,008	$47,990	Sempra Energy	624,658	$64,558
Lockheed Martin Corp	81,435	18,924
Raytheon Co	220,347	27,841	Healthcare - Products - 3.90%
		$94,755	Abbott Laboratories	1,971,603	76,695
Airlines - 0.35%			Becton Dickinson and Co	338,438	54,577
Delta Air Lines Inc	453,710	18,906	Medtronic PLC	998,400	79,023
					$210,295

Apparel - 1.08%			Insurance - 5.37%
VF Corp	922,310	58,152	Allstate Corp/The	731,787	47,603
			Chubb Ltd	1,190,616	140,326
			MetLife Inc	1,776,401	80,115
Automobile Manufacturers - 1.59%			Swiss Re AG ADR	957,533	21,382
PACCAR Inc	1,454,702	85,697			$289,426

			Machinery - Diversified - 2.20%
Automobile Parts & Equipment - 2.70%
			Deere & Co	1,408,068	118,433
Autoliv Inc	683,049	83,653
Johnson Controls Inc	1,500,516	62,121
		$145,774	Media - 0.37%
			Walt Disney Co/The	194,587	20,093
Banks - 9.28%
Bank of Nova Scotia/The	1,105,666	57,992
Grupo Financiero Santander Mexico SAB de	2,389,476	21,840	Miscellaneous Manufacturers - 2.27%
CV ADR			3M Co	213,970	35,814
JPMorgan Chase & Co	1,795,741	113,491	Parker-Hannifin Corp	745,957	86,546
M&T Bank Corp	328,143	38,826			$122,360
PNC Financial Services Group Inc/The	1,126,982	98,926
			Oil & Gas - 10.29%
US Bancorp	1,887,480	80,577
			Chevron Corp	671,383	68,602
Wells Fargo & Co	1,781,359	89,032
			Cimarex Energy Co	717,562	78,128
		$500,684	Exxon Mobil Corp	984,322	87,014
Beverages - 0.80%			HollyFrontier Corp	487,830	17,367
Coca-Cola Co/The	965,469	43,253	Marathon Petroleum Corp	2,450,415	95,762
			Occidental Petroleum Corp	1,454,619	111,497
			Royal Dutch Shell PLC - B shares ADR	1,806,156	96,358
Chemicals - 2.02%					$554,728
Air Products & Chemicals Inc	339,458	49,523
EI du Pont de Nemours & Co	530,966	34,996	Pharmaceuticals - 7.57%
PPG Industries Inc	219,620	24,244	Johnson & Johnson	624,608	70,006
		$108,763	Merck & Co Inc	1,369,609	75,109
			Novartis AG ADR	735,953	55,910
Computers - 4.28%			Pfizer Inc	2,174,904	71,141
Accenture PLC - Class A	174,081	19,657	Roche Holding AG ADR	2,633,849	83,151
Apple Inc	1,396,968	130,952	Teva Pharmaceutical Industries Ltd ADR	973,624	53,014
EMC Corp/MA	2,198,075	57,392			$408,331
International Business Machines Corp	156,166	22,791
		$230,792	Pipelines - 2.38%
			Enterprise Products Partners LP	4,142,160	110,555
Diversified Financial Services - 6.39%			Kinder Morgan Inc/DE	1,011,837	17,970
BlackRock Inc	332,149	118,355			$128,525
Discover Financial Services	1,998,510	112,456
FNF Group	3,560,630	113,584	Private Equity - 1.08%
		$344,395	KKR & Co LP	4,269,989	58,072

Electric - 5.58%
Eversource Energy	1,377,301	77,735	REITS - 3.96%
NextEra Energy Inc	550,394	64,716	American Capital Agency Corp	2,766,162	50,815
WEC Energy Group Inc	1,339,654	77,981	Annaly Capital Management Inc	5,725,709	59,662
Xcel Energy Inc	2,007,127	80,345	Digital Realty Trust Inc	1,170,122	102,947
		$300,777			$213,424

Electrical Components & Equipment - 0.83%			Retail - 2.77%
Emerson Electric Co	825,011	45,070	Costco Wholesale Corp	252,170	37,354
			Genuine Parts Co	474,084	45,498
			Starbucks Corp	1,089,884	61,284
Electronics - 1.13%			Tiffany & Co	78,023	5,567
Garmin Ltd	288,286	12,290			$149,703
Honeywell International Inc	424,712	48,532
		$60,822	Semiconductors - 5.86%
			Applied Materials Inc	3,730,182	76,357
Food - 2.92%			Maxim Integrated Products Inc	1,497,367	53,486
Kraft Heinz Co/The	782,839	61,116	Microchip Technology Inc	2,419,354	117,556
Kroger Co/The	2,718,935	96,223	Taiwan Semiconductor Manufacturing Co Ltd	2,917,049	68,813
		$157,339	ADR
					$316,212

See accompanying notes

		Schedule of Investments
		Equity Income Fund
		April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)

Software - 1.42%
Fidelity National Information Services Inc	444,157	$29,225
Microsoft Corp	949,322	47,343
		$76,568

Telecommunications - 2.63%
BCE Inc	1,611,383	75,590
Verizon Communications Inc	1,301,522	66,300
		$141,890

Toys, Games & Hobbies - 2.38%
Hasbro Inc	1,513,885	128,135

Transportation - 2.00%
Norfolk Southern Corp	88,258	7,953
Union Pacific Corp	744,292	64,924
United Parcel Service Inc	331,775	34,860
		$107,737
TOTAL COMMON STOCKS		$5,303,669
INVESTMENT COMPANIES - 1.81%	Shares Held Value (000's)

Publicly Traded Investment Fund - 1.81%
Morgan Stanley Institutional Liquidity Funds -	97,493,215	97,493
Government Portfolio

TOTAL INVESTMENT COMPANIES		$97,493
Total Investments		$5,401,162
Other Assets and Liabilities - (0.17)%		$(9,037)
TOTAL NET ASSETS - 100.00%		$5,392,125

Portfolio Summary (unaudited)
Sector		Percent
Financial		26.08%
Consumer, Non-cyclical		15.19%
Energy		12.67%
Technology		11.56%
Consumer, Cyclical		10.87%
Industrial		10.19%
Utilities		6.78%
Communications		3.00%
Basic Materials		2.02%
Exchange Traded Funds		1.81%
Other Assets and Liabilities		(0.17)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2016 (unaudited)

COMMON STOCKS - 19.64%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.05%			Chemicals (continued)
Multiplus SA	351,100	$3,838	Denka Co Ltd	191,000	$804
Smiles SA	143,900	1,675	DIC Corp	235,000	541
		$5,513	Dow Chemical Co/The	36,838	1,938
			Huntsman Corp	81,287	1,279
Aerospace & Defense - 0.04%			LyondellBasell Industries NV	81,712	6,755
BAE Systems PLC	220,845	1,541	Olin Corp	71,055	1,548
United Technologies Corp	22,195	2,316	Sanyo Chemical Industries Ltd	153,000	1,182
		$3,857			$14,613

Agriculture - 0.55%			Commercial Services - 0.62%
Altria Group Inc	18,503	1,160	Abertis Infraestructuras SA	839,083	14,166
British American Tobacco PLC	126,981	7,743	Atlantia SpA	274,793	7,660
Bunge Ltd	113,985	7,124	CCR SA	1,439,700	6,710
Golden Agri-Resources Ltd	5,322,300	1,579	Cengage Learning Holdings II Inc (b)	34,465	655
Imperial Brands PLC	321,958	17,506	COSCO Pacific Ltd	5,298,000	5,634
Philip Morris International Inc (a)	236,907	23,245
			Jiangsu Expressway Co Ltd	5,538,000	7,278
		$58,357	KAR Auction Services Inc	17,964	675
Airlines - 0.00%			Macquarie Infrastructure Corp	16,105	1,134
Air New Zealand Ltd	259,506	445	Sabre Corp	38,927	1,127
			Transurban Group	2,380,381	20,887
					$65,926
Automobile Manufacturers - 0.13%
New Flyer Industries Inc	28,400	837	Computers - 0.04%
Toyota Motor Corp	242,700	12,302	Amdocs Ltd	19,510	1,103
		$13,139	International Business Machines Corp	24,265	3,541
					$4,644
Automobile Parts & Equipment - 0.11%
Bridgestone Corp	244,500	9,000	Cosmetics & Personal Care - 0.03%
Goodyear Tire & Rubber Co/The	18,824	545	Pola Orbis Holdings Inc	7,100	565
Mando Corp	3,681	607	Procter & Gamble Co/The	37,929	3,039
TS Tech Co Ltd	23,500	537			$3,604
Xinyi Glass Holdings Ltd (b)	2,000,000	1,362
			Distribution & Wholesale - 0.10%
		$12,051	ITOCHU Corp	454,300	5,774
Banks - 1.08%			Sumitomo Corp	473,900	5,010
Bank of Montreal	88,600	5,772			$10,784
Bank of Nova Scotia/The	166,000	8,706	Diversified Financial Services - 0.07%
Central Pacific Financial Corp	48,500	1,132	Ashford Inc (a),(b)	1,934	88
CIMB Group Holdings Bhd	1,298,800	1,550	Century Tokyo Leasing Corp	21,500	731
Commonwealth Bank of Australia	33,502	1,870	China Cinda Asset Management Co Ltd	6,402,000	2,096
Danske Bank A/S	55,700	1,576	Intermediate Capital Group PLC	166,972	1,501
Great Western Bancorp Inc	24,317	767	Moelis & Co	32,604	917
Gunma Bank Ltd/The	192,000	760	Tai Fook Securities Group Ltd	1,398,000	805
Industrial & Commercial Bank of China Ltd	2,559,000	1,370	Urban & Civic PLC	401,938	1,531
Industrial Bank of Korea	297,223	3,159
JPMorgan Chase & Co (a)	279,689	17,676			$7,669
Mitsubishi UFJ Financial Group Inc	2,727,400	12,586	Electric - 3.11%
Mizuho Financial Group Inc	6,654,900	9,975	AES Corp/VA	371,584	4,147
National Australia Bank Ltd	53,232	1,092	Alliant Energy Corp	119,671	8,439
National Bank of Canada	192,900	6,894	Ameren Corp	25,000	1,200
PacWest Bancorp	132,581	5,301	Avangrid Inc	115,000	4,611
Resona Holdings Inc	789,800	2,792	Avista Corp	32,568	1,305
SunTrust Banks Inc	250,095	10,439	CMS Energy Corp (a)	260,000	10,577
Toronto-Dominion Bank/The	129,609	5,769	Dominion Resources Inc/VA (a)	250,000	17,867
Wells Fargo & Co (a)	304,261	15,207	DTE Energy Co (a)	262,000	23,360
		$114,393	Duke Energy Corp	225,935	17,799
			Edison International	112,000	7,920
Beverages - 0.05%			El Paso Electric Co	79,407	3,581
Ambev SA	909,200	5,076	Enel SpA	1,163,178	5,286
			Entergy Corp	111,991	8,419
Biotechnology - 0.11%			Eversource Energy (a)	488,479	27,569
Gilead Sciences Inc (a)	136,167	12,011	Exelon Corp	312,876	10,979
			Iberdrola SA	1,790,865	12,749
			Infraestructura Energetica Nova SAB de CV	170,000	663
Building Materials - 0.05%			Iren SpA	383,788	711
China Resources Cement Holdings Ltd	1,810,000	596	NextEra Energy Inc (a)	316,225	37,182
CSR Ltd	676,423	1,746	Origin Energy Ltd	278,116	1,143
Masco Corp	31,794	976	PG&E Corp	375,101	21,831
Nichiha Corp	36,200	552	Pinnacle West Capital Corp (a)	35,000	2,543
Sika AG	134	571	Portland General Electric Co	180,219	7,158
Universal Forest Products Inc	9,819	753	Power Assets Holdings Ltd	685,000	6,517
		$5,194	PPL Corp (a)	518,000	19,498
Chemicals - 0.14%			Public Service Enterprise Group Inc	73,044	3,370
			SCANA Corp (a)	343,000	23,561
Cabot Corp	11,604	566
			Southern Co/The	115,000	5,762

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Electric (continued)			Holding Companies - Diversified - 0.07%
SSE PLC	587,928	$12,989	China Merchants Holdings International Co	2,516,000	$7,463
WEC Energy Group Inc (a)	120,000	6,985	Ltd
Xcel Energy Inc	319,423	12,787
		$328,508
			Home Builders - 0.06%
Electrical Components & Equipment - 0.05%			Bellway PLC	16,177	579
Emerson Electric Co	86,428	4,722	Berkeley Group Holdings PLC	30,000	1,315
Kung Long Batteries Industrial Co Ltd	205,000	845	Galliford Try PLC	27,162	508
		$5,567	Persimmon PLC	19,719	573
			Sekisui House Ltd	209,400	3,636
Electronics - 0.07%					$6,611
Alps Electric Co Ltd	43,200	747
Hon Hai Precision Industry Co Ltd	2,442,300	5,818	Home Furnishings - 0.00%
Hu Lane Associate Inc	172,000	795	Targus Group International Inc (b),(d)	75,881	116
Mycronic AB	61,146	478
		$7,838	Insurance - 0.49%
Energy - Alternate Sources - 0.07%			Allianz SE	17,862	3,039
NextEra Energy Partners LP	227,500	6,572	American Financial Group Inc/OH	7,983	552
Pattern Energy Group Inc	60,000	1,260	AXA SA	209,481	5,289
		$7,832	BB Seguridade Participacoes SA	207,100	1,802
			Beazley PLC	200,084	954
Engineering & Construction - 0.18%			Direct Line Insurance Group PLC	908,760	4,814
Aena SA (b),(c)	11,160	1,594	Hannover Rueck SE	61,324	7,011
BBA Aviation PLC	1,070,626	3,135	Muenchener Rueckversicherungs-Gesellschaft	25,086	4,663
China Machinery Engineering Corp	911,000	619	AG in Muenchen
Fluor Corp	14,539	795	NN Group NV	33,034	1,147
Fraport AG Frankfurt Airport Services	94,567	5,733	Old Republic International Corp	57,041	1,055
Worldwide			Phoenix Group Holdings	87,864	1,105
Grupo Aeroportuario del Pacifico SAB de CV	323,903	3,058	Sanlam Ltd	397,186	1,929
Grupo Aeroportuario del Sureste SAB de CV	35,570	548	SCOR SE	83,562	2,846
Kyudenko Corp	20,900	531	Sun Life Financial Inc	70,800	2,415
LendLease Group	200,000	1,921	Swiss Re AG	59,123	5,255
NCC AB	32,379	1,108	Travelers Cos Inc/The	68,433	7,521
		$19,042			$51,397

Entertainment - 0.03%			Internet - 0.06%
AMC Entertainment Holdings Inc	38,181	1,076	Cogent Communications Holdings Inc	155,000	5,999
Regal Entertainment Group	24,696	515
Vail Resorts Inc	8,122	1,053
		$2,644	Investment Companies - 0.01%
			SmartGroup Corp Ltd	155,669	528
Food - 0.01%			THL Credit Inc	46,765	526
Cal-Maine Foods Inc	10,625	539			$1,054

			Iron & Steel - 0.08%
Forest Products & Paper - 0.04%			JFE Holdings Inc	258,900	3,633
Domtar Corp	85,233	3,293	Kobe Steel Ltd	3,955,000	3,798
Stora Enso OYJ	126,461	1,106	Schnitzer Steel Industries Inc	28,749	593
		$4,399			$8,024

Gas - 0.83%			Lodging - 0.03%
Atmos Energy Corp	20,000	1,451	City Developments Ltd	370,000	2,289
Gas Natural SDG SA	105,181	2,193	Star Entertainment Grp Ltd/The	249,948	1,067
National Grid PLC	2,073,189	29,582			$3,356
National Grid PLC ADR (a)	85,000	6,121
NiSource Inc (a)	329,622	7,485	Machinery - Diversified - 0.02%
Rubis SCA	56,915	4,446	Doosan Heavy Industries & Construction Co	42,868	976
Sempra Energy (a)	203,500	21,032	Ltd
Snam SpA	849,994	5,198	Ebara Corp	194,000	883
UGI Corp	219,812	8,845			$1,859
Vectren Corp	11,483	561	Media - 0.53%
Western Gas Equity Partners LP (a)	31,515	1,273
			Charter Communications Inc (a),(b)	80,000	16,979
		$88,187	Comcast Corp - Class A	300,000	18,228
			Houghton Mifflin Harcourt Co (b)	360,119	7,386
Hand & Machine Tools - 0.01%
Basso Industry Corp (b)	586,900	1,311	ProSiebenSat.1 Media SE	31,306	1,600
			Time Warner Cable Inc (a)	56,000	11,878
					$56,071
Healthcare - Products - 0.01%
Fisher & Paykel Healthcare Corp Ltd	84,502	539	Mining - 0.29%
			BHP Billiton Ltd	476,070	7,435
			BHP Billiton PLC	602,649	8,235
Healthcare - Services - 0.03%			Boliden AB	64,276	1,124
HealthSouth Corp	31,541	1,308	HudBay Minerals Inc	156,500	781
Quest Diagnostics Inc	19,843	1,491	Mirabela Nickel Ltd (b),(d),(e)	26,307,311	1,660
		$2,799	OZ Minerals Ltd	132,542	588
			Rio Tinto Ltd	160,322	6,256

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Mining (continued)			Pipelines (continued)
Rio Tinto PLC	147,081	$4,934	TransCanada Corp	226,932	$9,423
		$31,013	TransCanada Corp	43,486	1,750
			Western Gas Partners LP (a),(e)	97,337	4,756
Miscellaneous Manufacturers - 0.04%			Williams Cos Inc/The (a)	503,549	9,764
AO Smith Corp	7,163	553	Williams Partners LP	130,344	3,940
General Electric Co	85,899	2,641			$168,834
Hill & Smith Holdings PLC	60,647	828
		$4,022	Private Equity - 0.01%
			AURELIUS SE & Co KGaA	22,818	1,366
Oil & Gas - 1.00%
Antero Midstream Partners LP	89,348	2,282
BP PLC	586,018	3,229	Real Estate - 0.64%
Chevron Corp	90,975	9,296	ADO Properties SA (b),(c)	200,000	6,586
China Petroleum & Chemical Corp	5,342,000	3,764	Aeon Mall Co Ltd	195,000	2,682
EQT GP Holdings LP	22,093	585	Atrium European Real Estate Ltd (b)	227,000	962
Exxon Mobil Corp (a)	186,978	16,529	Beijing Capital Land Ltd	1,610,000	635
Helmerich & Payne Inc	113,763	7,522	China Overseas Land & Investment Ltd	188,000	597
Marathon Petroleum Corp	50,000	1,954	Citycon OYJ	2,255,857	5,720
Murphy Oil Corp	41,349	1,478	Croesus Retail Trust	9,992,415	6,202
Noble Corp plc	54,437	611	Dalian Wanda Commercial Properties Co Ltd	390,000	2,553
Royal Dutch Shell PLC ADR(a)	465,000	24,594	(c),(d)
Royal Dutch Shell PLC - A Shares	70,000	1,834	Deutsche Wohnen AG	155,000	4,752
Royal Dutch Shell PLC - B Shares	150,326	3,947	Fabege AB	220,900	3,689
Statoil ASA	352,559	6,205	Frasers Centrepoint Ltd	1,450,000	1,798
Suncor Energy Inc	292,100	8,574	Gateway Lifestyle	95,698	204
Tesoro Corp	5,963	475	Henderson Land Development Co Ltd	515,000	3,210
TORC Oil & Gas Ltd	158,000	1,065	Kerry Properties Ltd	434,500	1,181
TOTAL SA	136,874	6,918	KWG Property Holding Ltd	1,016,500	658
Valero Energy Partners LP (e)	61,945	2,954	Mitsui Fudosan Co Ltd	471,400	11,513
Western Refining Inc	31,654	847	New World Development Co Ltd	4,733,000	4,707
Whitecap Resources Inc	119,840	899	Religare Health Trust	2,923,900	2,236
		$105,562	RMR Group Inc/The (a)	6,256	156
			Sponda OYJ	655,000	2,852
Packaging & Containers - 0.03%			TLG Immobilien AG	130,000	2,754
RPC Group PLC	63,716	680	UNITE Group PLC/The	130,000	1,202
Sonoco Products Co	51,820	2,430	Vukile Property Fund Ltd	400,000	489
		$3,110			$67,338

Pharmaceuticals - 0.76%			REITS - 4.06%
AbbVie Inc (a)	324,403	19,789
			Agree Realty Corp	68,961	2,674
AstraZeneca PLC	27,530	1,579	AIMS AMP Capital Industrial REIT	1,525,150	1,582
GlaxoSmithKline PLC	215,525	4,606	Alexandria Real Estate Equities Inc	64,620	6,006
Johnson & Johnson	44,293	4,964	Altarea SCA	21,400	4,428
Kaken Pharmaceutical Co Ltd	7,300	399	American Campus Communities Inc	40,422	1,809
Merck & Co Inc	248,902	13,650	American Tower Corp	111,241	11,667
Pfizer Inc (a)	758,811	24,821
			Apartment Investment & Management Co	174,890	7,006
Recordati SpA	43,485	1,106	Ashford Hospitality Prime Inc (a)	10,574	118
Roche Holding AG	35,068	8,873	Ashford Hospitality Trust Inc (a)	258,350	1,444
		$79,787	Assura PLC	3,510,099	2,907
Pipelines - 1.60%			Big Yellow Group PLC	140,000	1,649
Buckeye Partners LP (a)	108,032	7,778	Boston Properties Inc (a)	45,577	5,873
Columbia Pipeline Group Inc	69,206	1,773	Brandywine Realty Trust	160,000	2,392
Columbia Pipeline Partners LP (e)	56,864	826	Champion REIT	4,000,000	2,141
Enbridge Energy Partners LP	38,904	842	Cominar Real Estate Investment Trust	81,400	1,121
Enbridge Inc	287,816	11,956	Corporate Office Properties Trust	24,801	637
Energy Transfer Equity LP (a)	398,188	4,950	Crown Castle International Corp (a)	508,682	44,194
			CubeSmart (a)	381,773	11,304
Energy Transfer Partners LP	137,642	4,877
Enterprise Products Partners LP (a)	796,985	21,271	CYS Investments Inc (a)	306,957	2,489
EQT Midstream Partners LP (a)	84,948	6,736	Digital Realty Trust Inc	44,993	3,959
Genesis Energy LP (a)	63,696	2,065	Duke Realty Corp	347,380	7,597
Kinder Morgan Inc/DE	436,089	7,745	Education Realty Trust Inc	65,000	2,585
Magellan Midstream Partners LP (a)	206,767	14,901	EPR Properties (a)	46,305	3,050
MPLX LP (a)	207,661	6,685	Equinix Inc	15,420	5,094
			Equity One Inc (a)	230,872	6,534
ONEOK Inc	76,991	2,783
			Equity Residential (a)	101,046	6,878
ONEOK Partners LP	126,832	4,497
			Essex Property Trust Inc (a)	29,659	6,538
Pembina Pipeline Corp	5,000	150
Phillips 66 Partners LP (e)	70,074	4,011	Eurocommercial Properties NV	39,000	1,821
Plains All American Pipeline LP (a)	309,392	7,097	Fortune Real Estate Investment Trust	1,965,000	2,174
Plains GP Holdings LP	57,230	567	General Growth Properties Inc	211,930	5,940
Shell Midstream Partners LP	97,845	3,696	GEO Group Inc/The	95,690	3,065
Spectra Energy Corp	250,464	7,832	Goodman Group	900,000	4,689
Spectra Energy Partners LP (a),(e)	94,815	4,782	Great Portland Estates PLC	271,548	3,011
Sunoco Logistics Partners LP (a)	240,005	7,027	Highwoods Properties Inc	14,026	655
Tesoro Logistics LP (a),(e)	94,153	4,354	Hoshino Resorts REIT Inc	370	4,509
			Hospitality Properties Trust (a)	99,910	2,557

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

REITS (continued)			Semiconductors (continued)
Hospitality Property Fund Ltd	200,000	$155	Visual Photonics Epitaxy Co Ltd	326,000	$502
Hulic Reit Inc	334	574			$7,666
Hyprop Investments Ltd	121,497	1,048
Japan Hotel REIT Investment Corp	980	884	Software - 0.26%
Japan Logistics Fund Inc	2,750	6,105	Hansen Technologies Ltd	185,026	476
			InterXion Holding NV (b)	81,000	2,744
Japan Rental Housing Investments Inc	4,900	3,859	Microsoft Corp (a)	495,609	24,716
Kenedix Office Investment Corp	455	2,664
Kenedix Retail REIT Corp	2,286	6,029			$27,936
Kilroy Realty Corp	84,000	5,444	Storage & Warehousing - 0.06%
Klepierre	209,006	9,830	Safestore Holdings PLC	1,208,258	5,990
Lamar Advertising Co	61,554	3,819
Land Securities Group PLC	396,464	6,567
LibertyPropertyTrust (a)	97,200	3,392	Supranational Bank - 0.01%
LondonMetric Property PLC	2,410,000	5,585	Banco Latinoamericano de Comercio Exterior	53,271	1,378
Mapletree Commercial Trust	511,400	570	SA
MCUBS MidCity Investment Corp	164	557
Medical Properties Trust Inc	421,070	5,604	Telecommunications - 0.99%
Merlin Properties Socimi SA	436,666	5,083	AT&T Inc (a)	466,838	18,123
Mid-America Apartment Communities Inc	23,572	2,256	BCE Inc (a)	260,000	12,197
Mirvac Group	5,833,543	8,254	Bezeq The Israeli Telecommunication Corp	606,144	1,277
Monmouth Real Estate Investment Corp	92,264	1,061	Ltd
National Storage Affiliates Trust	296,525	5,788	Cisco Systems Inc	274,634	7,550
New Residential Investment Corp	90,731	1,098	Cleveland Unlimited Inc (b),(d),(e)	1	10
NewRiver Retail Ltd	1,631,464	7,684	Deutsche Telekom AG	104,663	1,837
Nomura Real Estate Master Fund Inc	5,812	9,118	Frontier Communications Corp	600,000	3,336
Omega Healthcare Investors Inc	19,024	642	HKT Trust & HKT Ltd	1,602,318	2,321
Orix JREIT Inc	1,334	2,222	Infrastrutture Wireless Italiane SpA (b),(c)	213,541	1,096
Physicians Realty Trust	265,061	4,806	Level 3 Communications Inc (b)	60,000	3,136
PLA Administradora Industrial S de RL de CV	2,400,000	4,414	Mobile TeleSystems PJSC ADR	90,783	841
(b)
			MTN Group Ltd	587,847	6,154
Prologis Inc (a)	231,250	10,501	Nippon Telegraph & Telephone Corp	76,800	3,437
QTS Realty Trust Inc	17,231	834	NTT DOCOMO Inc	144,200	3,458
Sabra Health Care REIT Inc (a)	524,280	11,057
			Orange SA	146,828	2,439
Saul Centers Inc	42,000	2,234	Telenor ASA	183,708	3,161
Scentre Group	1,100,000	3,905	TELUS Corp	120,000	3,799
Sekisui House Reit Inc	1,000	1,171	T-Mobile US Inc (b)	113,000	4,439
Senior Housing Properties Trust	150,000	2,637	Verizon Communications Inc (a)	438,924	22,358
Simon Property Group Inc (a)	146,857	29,543
			Vodafone Group PLC ADR	100,000	3,274
SL Green Realty Corp	45,000	4,729			$104,243
Spirit Realty Capital Inc	875,000	10,001
Spring Real Estate Investment Trust	14,736,000	6,419	Transportation - 0.45%
STAG Industrial Inc	120,713	2,409	CEVA Group PLC (b),(d),(e)	123	49
Stockland	1,541,000	5,097	CSX Corp	131,262	3,579
STORE Capital Corp	191,446	4,914	East Japan Railway Co	92,500	8,138
Summit Hotel Properties Inc	158,340	1,805	Groupe Eurotunnel SE	487,485	6,224
Sun Communities Inc	128,849	8,745	Kamigumi Co Ltd	340,000	3,048
Sunstone Hotel Investors Inc	185,000	2,370	Kansas City Southern	18,311	1,735
UDR Inc	14,487	506	Union Pacific Corp (a)	280,183	24,441
Vastned Retail NV	76,000	3,348			$47,214
Welltower Inc	95,000	6,595
			Water- 0.31%
Wereldhave NV	151,920	7,831	American Water Works Co Inc (a)	185,000	13,460
Workspace Group PLC	250,000	3,053	CiadeSaneamentoBasicodoEstadodeSao	275,942	2,108
WP Glimcher Inc	217,429	2,281	Paulo ADR
		$429,194	Suez Environnement Co	228,000	4,202
Retail - 0.05%			United Utilities Group PLC	261,192	3,592
Foot Locker Inc	9,014	554	Veolia Environnement SA	385,652	9,474
Man Wah Holdings Ltd	933,600	1,089			$32,836
Wal-Mart Stores Inc	42,500	2,842	TOTAL COMMON STOCKS		$2,076,655
XTEP International Holdings Ltd	1,304,500	769	INVESTMENT COMPANIES - 3.00%	Shares Held	Value (000	's)
		$5,254
			Publicly Traded Investment Fund - 3.00%
Savings & Loans - 0.05%			BlackRock Liquidity Funds FedFund Portfolio	29,979,361	29,979
Berkshire Hills Bancorp Inc	47,963	1,302	Morgan Stanley Institutional Liquidity Funds -	287,603,413	287,604
New York Community Bancorp Inc	179,673	2,700	Government Portfolio
Provident Financial Services Inc	74,010	1,479			$317,583
		$5,481	TOTAL INVESTMENT COMPANIES		$317,583
			CONVERTIBLE PREFERRED STOCKS -
Semiconductors - 0.07%
			0.05%	Shares Held	Value (000	's)
BE Semiconductor Industries NV	13,489	406
Intel Corp	75,669	2,291	Banks- 0.05%
Powertech Technology Inc	410,000	827	Wells Fargo & Co (f)	3,902	4,862
Silicon Motion Technology Corp ADR	16,233	626
Taiwan Semiconductor Manufacturing Co Ltd	656,000	3,014	TOTAL CONVERTIBLE PREFERRED STOCKS		$4,862

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2016 (unaudited)

PREFERRED STOCKS - 2.07%	Shares Held Value (000's)		PREFERRED STOCKS (continued)	Shares Held Value (000's)

Banks - 0.78%			REITS (continued)
AgriBank FCB (f)	33,000	$3,505	Digital Realty Trust Inc 7.38%; Series H (f)		8,320	$231
Bank of America Corp 6.63%; Series I (f)	18,146	483	Equity Residential (f)		20,702	1,345
Bank of New York Mellon Corp/The (f)	7,968	204	Kimco Realty Corp 5.50%; Series J (f)		68,294	1,748
Barclays Bank PLC 8.13%; Series 5 (f)	154,120	4,066	National Retail Properties Inc (f)		69,373	1,819
Citigroup Inc 6.88%; Series K (f)	163,700	4,517	Prologis Inc - Series Q (f)		92,034	6,296
Citigroup Inc 7.13%; Series J (f)	223,000	6,235	PS Business Parks Inc 6.00%; Series T (f)		114,591	3,014
CoBank ACB 6.20% (f)	7,000	700	Public Storage Inc 5.88%; Series A (f)		57,851	1,565
CoBank ACB 6.25% (f)	50,000	5,122	Public Storage Inc 6.00%; Series Z (f)		20,000	550
Deutsche Bank Contingent Capital Trust II (f)	213,594	5,319	Public Storage Inc 6.38%; Series Y (f)		12,032	337
Fifth Third Bancorp (f)	209,585	6,141	Ventas Realty LP / Ventas Capital Corp		3,047	78
GMAC Capital Trust I	157,000	3,936				$19,090
Goldman Sachs Group Inc/The (f)	32,200	809
ING Groep NV 6.13% (f)	132,464	3,392	Savings & Loans - 0.01%
			Astoria Financial Corp (f)		2,980	78
JPMorgan Chase & Co 6.10% (f)	23,400	612
			First Niagara Financial Group Inc (f)		39,846	1,067
M&T Bank Corp 6.38%; Series A (f)	1,505	1,582
Morgan Stanley 7.13%; Series E (f)	4,021	116				$1,145
PNC Financial Services Group Inc/The (f)	234,700	6,785
			Telecommunications - 0.30%
Royal Bank of Scotland Group PLC 5.75%;	213,807	5,174	Centaur Funding Corp 9.08% (c)		11,900	14,146
Series L (f)			Qwest Corp 7.00%		44,419	1,133
State Street Corp 5.25%; Series C (f)	220,550	5,783
			Qwest Corp 7.38%		283,876	7,256
State Street Corp 5.90%; Series D (f)	65,000	1,766
			Qwest Corp 7.50%		136,946	3,521
TCF Financial Corp (f)	48,227	1,280	Telephone & Data Systems Inc 6.88%		25,608	653
US Bancorp (f)	356,543	9,416
			Telephone & Data Systems Inc 7.00%		121,991	3,101
Valley National Bancorp (f)	184,000	5,152
			Verizon Communications Inc		65,121	1,775
Wells Fargo & Co 6.63% (f)	1,861	54
						$31,585
		$82,149
			Transportation - 0.14%
Diversified Financial Services - 0.06%			CEVA Group PLC (b),(d),(e)		267	107
Affiliated Managers Group Inc 6.38%	22,111	582	Seaspan Corp (e)		589,750	14,732
Charles Schwab Corp/The (f)	165,953	4,474
						$14,839
HSBC Finance Corp 6.360% (f)	60,600	1,572
			TOTAL PREFERRED STOCKS			$219,354
		$6,628		Principal
Electric - 0.11%			BONDS- 66.55%	Amount (000's) Value (000's)
Entergy Arkansas Inc 4.90%	13,312	342	Advertising - 0.05%
Entergy Arkansas Inc 5.75%	56,299	1,424	MDC Partners Inc
Entergy Louisiana LLC 4.70%	170,915	4,281	6.50%, 05/01/2024(c)		$5,200	$5,385
Entergy Louisiana LLC 5.88%	5,220	132
Entergy New Orleans Inc	52,335	1,330
Interstate Power & Light Co (f)	79,458	2,152	Aerospace & Defense - 0.46%
NextEra Energy Capital Holdings Inc 5.13%;	83,016	2,113	Aerojet Rocketdyne Holdings Inc
Series I			7.13%, 03/15/2021(e)		7,700	8,123
		$11,774	Finmeccanica SpA
			4.50%, 01/19/2021	EUR	3,200	4,139
Food - 0.01%			LMI Aerospace Inc
Dairy Farmers of America Inc (c),(f)	10,000	1,027
			7.38%, 07/15/2019		$4,607	4,446
			StandardAero Aviation Holdings Inc
			10.00%, 07/15/2023 (c)		6,100	5,978
Insurance - 0.47%
Aegon NV 6.38% (f)	330,080	8,490	TA MFG. Ltd
Aflac Inc	159,572	4,181	3.63%, 04/15/2023	EUR	800	850
Allstate Corp/The 6.63%; Series E (f)	118,903	3,276	TransDigm Inc
Allstate Corp/The 6.75%; Series C (f)	43,356	1,208	5.50%, 10/15/2020		$21,926	22,255
American Financial Group Inc/OH 5.75%	1,442	38	6.00%, 07/15/2022		2,540	2,571
American Financial Group Inc/OH 6.38%	22,964	614				$48,362
Arch Capital Group Ltd (f)	92,770	2,445
Aspen Insurance Holdings Ltd 5.95% (e),(f)	4,174	111	Agriculture - 0.20%
			Vector Group Ltd
Aspen Insurance Holdings Ltd 7.25% (f)	99,327	2,625
			7.75%, 02/15/2021		20,106	21,162
Axis Capital Holdings Ltd 6.88%; Series C (f)	138,578	3,654
Delphi Financial Group Inc 7.38%	294,254	7,126
Hartford Financial Services Group Inc/The	153,051	4,862	Automobile Manufacturers - 0.07%
Protective Life Corp 6.25%	122,353	3,167	Fiat Chrysler Finance Europe
Reinsurance Group of America Inc	22,411	658	4.75%, 07/15/2022	EUR	1,000	1,248
RenaissanceRe Holdings Ltd 5.38%; Series E	13,905	353	6.75%, 10/14/2019		1,200	1,581
(f)			Jaguar Land Rover Automotive PLC
Torchmark Corp	82,341	2,086	3.88%, 03/01/2023	GBP	1,600	2,239
XLIT Ltd (f)	6,623	5,323	Peugeot SA
		$50,217	6.50%, 01/18/2019	EUR	2,100	2,749
						$7,817
Media - 0.01%
Comcast Corp	34,156	900	Automobile Parts & Equipment - 0.08%
			Metalsa SA de CV
			4.90%, 04/24/2023(c)		$1,583	1,516
REITS - 0.18%			Schaeffler Holding Finance BV
Digital Realty Trust Inc 6.63%; Series F (f)	62,726	1,657
			5.75%, 11/15/2021	EUR	4,745	5,811
Digital Realty Trust Inc 7.00%; Series E (f)	17,565	450

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Automobile Parts & Equipment (continued)			Banks (continued)
Tupy Overseas SA			Itau Unibanco Holding SA/Cayman Island
6.63%, 07/17/2024(c)	$1,350	$1,262	5.65%, 03/19/2022(c)		$3,795	$3,851
		$8,589	JPMorgan Chase & Co
			5.30%, 12/29/2049(f),(g)		2,000	2,000
Banks- 2.64%			6.13%, 12/29/2049(f),(g)		4,000	4,106
ABN AMRO Bank NV			6.75%, 01/29/2049(f),(g)		19,000	21,021
6.25%, 09/13/2022(g)	2,000	2,100
			KeyCorp Capital III
Banco Bilbao Vizcaya Argentaria SA			7.75%, 07/15/2029		795	929
9.00%, 05/29/2049(f)	3,000	3,100
			M&T Bank Corp
Banco de Credito del Peru			6.45%, 12/29/2049(f),(g)		535	578
4.25%, 04/01/2023	426	445	6.88%, 12/29/2049(f)		1,900	1,904
Banco Hipotecario SA			Morgan Stanley
9.75%, 11/30/2020(c)	1,830	1,957
			5.55%, 12/29/2049(f),(g)		1,250	1,238
Banco Inbursa SA Institucion de Banca			Nordea Bank AB
Multiple			5.50%, 09/29/2049(c),(f),(g)		4,100	4,022
4.13%, 06/06/2024(c)	2,560	2,535
			5.50%, 09/29/2049(f),(g)		9,000	8,829
Banco Nacional de Costa Rica			6.13%, 12/29/2049(c),(f),(g)		2,000	1,930
5.88%, 04/25/2021(c)	6,199	6,215
			NTC Capital II
Banco Santander SA			1.22%, 04/15/2027(g)		4,830	3,888
6.38%, 05/29/2049(f),(g)	2,000	1,835
			PNC Financial Services Group Inc/The
Bancolombia SA			6.75%, 07/29/2049(f),(g)		8,500	9,403
5.13%, 09/11/2022	5,296	5,322	Provident Funding Associates LP / PFG
Bank of America Corp			Finance Corp
6.25%, 09/29/2049(f),(g)	4,600	4,617
			6.75%, 06/15/2021(c),(e)		12,470	11,815
6.50%, 10/29/2049(f),(g)	700	737
			Royal Bank of Scotland Group PLC
Bank of New York Mellon Corp/The			7.50%, 12/29/2049(f),(g)		6,163	5,747
4.95%, 12/29/2049(f),(g)	4,000	3,994
			8.00%, 12/29/2049(f),(g)		600	575
Barclays PLC			Societe Generale SA
3.65%, 03/16/2025	4,200	4,031	1.38%, 12/29/2049(c),(f),(g)		3,000	2,734
6.63%, 06/29/2049(f),(g)	1,961	1,794
			7.88%, 12/29/2049(c),(f),(g)		2,000	1,899
8.25%, 12/29/2049(f),(g)	4,000	4,010
			8.00%, 12/29/2049(c),(f),(g)		1,000	990
BBVA Bancomer SA/Texas			8.25%, 09/29/2049(f),(g)		7,500	7,669
6.75%, 09/30/2022(c)	2,115	2,321
			Standard Chartered PLC
BNP Paribas SA			5.70%, 03/26/2044		6,100	5,693
7.20%, 06/29/2049(c),(f)	4,400	4,785
			7.01%, 07/29/2049(c),(f)		4,150	4,171
7.37%, 12/29/2049(c),(f),(g)	3,000	2,962
			TC Ziraat Bankasi AS
Cadence Financial Corp			4.75%, 04/29/2021(c)		3,110	3,130
4.88%, 06/28/2019(c),(e)	3,500	3,237
			Turkiye Vakiflar Bankasi TAO
CITIC Ltd			6.87%, 02/03/2025(c),(g)		7,118	7,136
8.62%, 05/29/2049(f),(g)	1,500	1,687
			UBS Group AG
Citigroup Capital III			6.87%, 12/29/2049(f),(g)		5,500	5,308
7.63%, 12/01/2036	8,600	10,581	US Bancorp
Citigroup Inc			5.12%, 12/29/2049(f),(g)		4,200	4,295
6.30%, 12/29/2049(f),(g)	6,500	6,370
			Wells Fargo & Co
Citizens Financial Group Inc			7.98%, 12/31/2049(f),(g)		12,000	12,480
5.50%, 12/29/2049(c),(f),(g)	6,000	5,730
						$279,330
Cooperatieve Rabobank UA
11.00%, 12/29/2049 (c),(f),(g)	9,015	10,987	Building Materials - 0.44%
Corestates Capital III			Cemex Finance LLC
1.19%, 02/15/2027(c),(g)	500	401	9.38%, 10/12/2022(c)		3,182	3,497
Credit Agricole SA			Cemex SAB de CV
6.63%, 09/29/2049(c),(f),(g)	4,000	3,770	6.13%, 05/05/2025(c)		3,335	3,277
8.38%, 12/31/2049(c),(f),(g)	1,900	2,152	7.25%, 01/15/2021(c)		1,184	1,264
Credit Suisse Group AG			7.75%, 04/16/2026(c)		2,500	2,662
7.50%, 12/29/2049(c),(f),(g)	1,000	993	CIMPOR Financial Operations BV
Development Bank of Kazakhstan JSC			5.75%, 07/17/2024(c)		2,134	1,619
4.13%, 12/10/2022(c)	3,800	3,458	GCP Applied Technologies Inc
Dresdner Funding Trust I			9.50%, 02/01/2023(c)		3,850	4,216
8.15%, 06/30/2031(c)	5,000	5,797	HeidelbergCement Finance Luxembourg SA
Finansbank AS/Turkey			7.50%, 04/03/2020	EUR	2,000	2,851
6.25%, 04/30/2019(c)	6,457	6,871	Reliance Intermediate Holdings LP
First Maryland Capital I			6.50%, 04/01/2023(c)		$16,250	16,982
1.63%, 01/15/2027(g)	10,000	8,037	Standard Industries Inc/NJ
Fleet Capital Trust V			5.50%, 02/15/2023(c)		3,600	3,766
1.64%, 12/18/2028(g)	7,500	5,850	Summit Materials LLC / Summit Materials
Goldman Sachs Group Inc/The			Finance Corp
5.70%, 12/29/2049(f),(g)	2,000	1,948	8.50%, 04/15/2022(c)		4,150	4,399
Grupo Aval Ltd			Votorantim Cimentos SA
4.75%, 09/26/2022(c)	1,369	1,323	7.25%, 04/05/2041(c)		2,642	2,337
HSBC Capital Funding LP/Jersey						$46,870
10.18%, 12/29/2049 (c),(f),(g)	4,000	5,875
ICICI Bank Ltd
6.37%, 04/30/2022(g)	4,100	4,162

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Chemicals - 0.37%				Commercial Mortgage Backed Securities (continued)
Axalta Coating Systems US Holdings Inc /				Citigroup Commercial Mortgage Trust 2015-
Axalta Coating Systems Dutch Holding B				GC27
5.75%, 02/01/2021	EUR	3,900	$4,660	4.58%, 02/10/2048(g)	$5,000	$4,747
Braskem America Finance Co				Citigroup Commercial Mortgage Trust 2016-
7.13%, 07/22/2041(c)		$1,300	1,157	GC37
Braskem Finance Ltd				1.81%, 04/10/2049(g),(i)	15,350	2,045
5.75%, 04/15/2021		2,125	2,074	COMM 2012-CCRE1 Mortgage Trust
6.45%, 02/03/2024		3,820	3,753	2.46%, 05/15/2045(c)	13,993	9,764
7.38%, 10/29/2049(c),(f)		1,533	1,364	5.54%, 05/15/2045(c),(g)	8,889	8,555
INEOS Group Holdings SA				COMM 2012-CCRE4 Mortgage Trust
5.75%, 02/15/2019	EUR	1,800	2,115	4.73%, 10/15/2045(c),(g)	5,000	4,821
Mexichem SAB de CV				COMM 2012-CCRE5 Mortgage Trust
5.88%, 09/17/2044(c)		$1,947	1,765	4.48%, 12/10/2045(c),(g)	3,475	3,360
OCP SA				4.48%, 12/10/2045(c),(g)	7,500	6,768
5.63%, 04/25/2024(c)		794	833	COMM 2013-CCRE11 Mortgage Trust
PQ Corp				1.04%, 10/10/2046(c),(d),(g),(i)	40,266	1,957
6.75%, 11/15/2022(c),(h)		2,650	2,733	4.37%, 10/10/2046(c),(g)	5,108	3,502
PSPC Escrow Corp				5.34%, 10/10/2046(c),(g)	13,519	12,723
6.00%, 02/01/2023	EUR	3,500	3,527	Comm 2013-CCRE13 Mortgage Trust
Sinochem Offshore Capital Co Ltd				4.91%, 12/10/2023(c),(g)	6,421	5,881
3.25%, 04/29/2019(c)		$7,298	7,452	4.91%, 12/10/2023(c),(g)	18,660	12,980
TPC Group Inc				COMM 2013-CCRE6 Mortgage Trust
8.75%, 12/15/2020(c)		5,645	4,163	1.63%, 03/10/2046(g),(i)	86,782	4,078
Trinseo Materials Operating SCA / Trinseo				4.31%, 03/10/2046(c),(g)	21,400	19,077
Materials Finance Inc				4.31%, 03/10/2046(c),(g)	10,500	7,203
6.38%, 05/01/2022	EUR	3,400	3,981	COMM 2013-CCRE7 Mortgage Trust
			$39,577	4.49%, 03/10/2046(c),(g)	7,500	6,991
				COMM 2013-LC6 Mortgage Trust
Coal- 0.54%				4.43%, 01/10/2046(c),(g)	15,205	13,884
CONSOL Energy Inc				COMM 2014-CCRE15 Mortgage Trust
5.88%, 04/15/2022		$6,545	5,449	4.42%, 02/10/2047(c),(g)	5,414	3,537
8.00%, 04/01/2023		6,750	5,754	COMM 2014-CCRE17 Mortgage Trust
Foresight Energy LLC / Foresight Energy				0.33%, 05/10/2047(c),(g),(i)	44,717	948
Finance Corp				0.96%, 05/10/2047(c),(g),(i)	62,604	3,002
0.00%, 08/15/2021(b),(c),(e)		66,260	46,134
				4.46%, 05/10/2047(c),(g)	5,311	3,282
			$57,337	4.96%, 05/10/2047(c),(g)	17,469	15,052
Commercial Mortgage Backed Securities - 15.78%				COMM 2014-CCRE21 Mortgage Trust
Banc of America Commercial Mortgage Trust				1.57%, 12/10/2047(c),(g),(i)	20,879	2,092
2006-6				COMM 2014-LC17 Mortgage Trust
				3.11%, 10/10/2047(c)	4,383	2,486
5.48%, 10/10/2045		5,000	4,937
Banc of America Merrill Lynch Commercial				3.69%, 10/10/2047(c),(g)	4,133	3,146
Mortgage Inc				Comm 2014-UBS2 Mortgage Trust
				5.18%, 03/10/2047(c),(g)	13,190	11,174
4.77%, 07/10/2043		14,250	12,981
4.85%, 07/10/2043		9,500	1,734	COMM 2014-UBS3 Mortgage Trust
5.52%, 11/10/2042(g)		3,044	3,031	1.45%, 06/10/2047(c),(g),(i)	60,721	4,369
				4.97%, 06/10/2047(c),(g)	21,861	17,231
CD 2006-CD2 Mortgage Trust
5.57%, 01/15/2046(g)		8,755	8,033	COMM 2014-UBS5 Mortgage Trust
				3.49%, 09/10/2047(c),(g)	10,000	7,109
CD 2006-CD3 Mortgage Trust
5.69%, 10/15/2048(g)		15,650	9,382	COMM 2014-UBS6 Mortgage Trust
CD 2007-CD4 Commercial Mortgage Trust				0.50%, 12/10/2047(c),(g),(i)	60,589	2,049
5.40%, 12/11/2049		38,212	30,378	COMM 2015-LC23 Mortgage Trust
				3.80%, 10/10/2053(c),(g)	6,000	4,497
CFCRE Commercial Mortgage Trust 2011-
C1				Commercial Mortgage Pass Through
5.98%, 04/15/2044(c),(g)		5,550	6,102	Certificates
				3.50%, 02/10/2047(c)	18,498	10,941
Citigroup Commercial Mortgage Trust 2007-
C6				Commercial Mortgage Trust 2007-GG9
5.90%, 07/10/2017(c),(g)		30,000	24,065	5.51%, 03/10/2039	53,926	48,285
5.90%, 12/10/2049(g)		19,345	15,514	5.53%, 03/10/2039	14,000	10,857
Citigroup Commercial Mortgage Trust 2012-				Credit Suisse Commercial Mortgage Trust
GC8				Series 2006-C1
5.00%, 09/10/2045(c),(g)		1,875	1,624	5.85%, 02/15/2039(g)	19,598	19,495
Citigroup Commercial Mortgage Trust 2013-				5.85%, 02/15/2039(c),(g)	23,036	22,904
GC15				Credit Suisse Commercial Mortgage Trust
4.25%, 09/10/2046(c),(g)		16,492	11,050	Series 2007-C1
5.27%, 09/10/2046(c),(g)		7,700	7,096	5.42%, 02/15/2040	12,500	12,413
Citigroup Commercial Mortgage Trust 2014-				5.46%, 02/15/2040	30,000	15,525
GC19				Credit Suisse Commercial Mortgage Trust
1.40%, 03/10/2047(c),(g),(i)		15,244	1,125	Series 2007-C5
5.06%, 03/10/2047(c),(g)		3,380	2,849	0.57%, 09/15/2040(c),(g),(i)	224,269	981
Citigroup Commercial Mortgage Trust 2014-				Credit Suisse First Boston Mortgage Securities
GC23				Corp
1.45%, 07/10/2047(c),(g),(i)		55,444	4,082	5.23%, 12/15/2040(c),(g)	6,597	6,575

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's) Value (000's)

Commercial Mortgage Backed Securities (continued)				Commercial Mortgage Backed Securities (continued)
Credit Suisse Mortgage Capital Certificates				JP Morgan Chase Commercial Mortgage
2006-C4				Securities Trust 2005-CIBC12
5.54%, 09/15/2039(g)	$29,489	$ 28,872		4.99%, 09/12/2037	$83	$83
CSAIL 2015-C1 Commercial Mortgage Trust				JP Morgan Chase Commercial Mortgage
0.50%, 04/15/2050(c),(g),(i)	62,192	2,269		Securities Trust 2005-LDP1
DBUBS 2011-LC1 Mortgage Trust				5.95%, 03/15/2046(c),(g)	3,820	3,821
0.38%, 11/10/2046(c),(g),(i)	142,384	1,914		JP Morgan Chase Commercial Mortgage
DBUBS 2011-LC2 Mortgage Trust				Securities Trust 2005-LDP4
1.53%, 07/10/2044(c),(g),(i)	14,695	519		5.13%, 10/15/2042	6,695	6,686
DBUBS 2011-LC3 Mortgage Trust				JP Morgan Chase Commercial Mortgage
3.75%, 08/10/2044(c)	12,029	9,767		Securities Trust 2006-CIBC14
FHLMC Multifamily Structured Pass Through				5.76%, 12/12/2044(g)	10,520	10,357
Certificates				JP Morgan Chase Commercial Mortgage
0.84%, 03/25/2020(g),(i)	150,660	3,439		Securities Trust 2006-CIBC16
1.29%, 01/25/2021(g),(i)	60,173	2,702		5.62%, 05/12/2045	20,140	19,584
1.48%, 11/25/2019(g),(i)	55,886	2,108		JP Morgan Chase Commercial Mortgage
1.51%, 04/25/2041(g),(i)	86,714	4,527		Securities Trust 2006-CIBC17
1.60%, 08/25/2020(g),(i)	28,038	1,306		5.49%, 12/12/2043	28,602	11,584
1.63%, 04/25/2017(g),(i)	67,955	558		JP Morgan Chase Commercial Mortgage
1.66%, 08/25/2016(g),(i)	18,402	14		Securities Trust 2006-LDP6
1.67%, 08/25/2040(g),(i)	73,469	3,305		5.85%, 04/15/2043(g)	4,223	4,222
1.72%, 06/25/2042(g),(i)	13,000	601		JP Morgan Chase Commercial Mortgage
1.76%, 04/25/2045(g),(i)	48,322	2,147		Securities Trust 2006-LDP7
1.94%, 05/25/2040(g),(i)	100,659	9,171		6.15%, 04/17/2045(g)	9,000	6,660
1.97%, 11/25/2039(g),(i)	68,598	3,074		JP Morgan Chase Commercial Mortgage
2.07%, 09/25/2039(g),(i)	32,000	1,437		Securities Trust 2006-LDP9
2.17%, 10/25/2025(g),(i)	47,224	2,142		5.34%, 05/15/2047	1,000	997
2.29%, 12/25/2039(g),(i)	25,654	2,597		JP Morgan Chase Commercial Mortgage
2.33%, 01/25/2041(g),(i)	15,544	1,443		Securities Trust 2007-CIBC19
2.61%, 07/25/2039(g),(i)	89,000	4,486		5.89%, 02/12/2049(g)	35,000	29,021
2.66%, 11/25/2041(g),(i)	25,000	2,914		JP Morgan Chase Commercial Mortgage
2.66%, 12/25/2043(g),(i)	72,451	7,580		Securities Trust 2007-CIBC20
2.90%, 08/25/2039(g),(i)	38,877	4,771		6.38%, 02/12/2051(c),(g)	5,755	5,585
2.91%, 01/25/2043(g),(i)	85,739	9,791		JP Morgan Chase Commercial Mortgage
3.34%, 02/25/2042(g),(i)	92,991	13,115		Securities Trust 2010-C1
3.61%, 06/25/2041(g),(i)	4,400	704		3.77%, 06/15/2043(c)	5,000	1,795
4.79%, 11/25/2044(g),(i)	1,800	325		JP Morgan Chase Commercial Mortgage
FREMF 2011-K704 Mortgage Trust				Securities Trust 2010-CNTR
0.10%, 10/25/2030(c),(g),(i)	560,871	1,067		2.20%, 08/05/2032(c),(g),(i)	11,794	709
FREMF 2016-KBAM Mortgage Trust				JP Morgan Chase Commercial Mortgage
7.66%, 09/25/2022(c),(g)	84,100	79,067		Securities Trust 2011-C3
GE Capital Commercial Mortgage Corp				4.41%, 02/15/2046(c)	4,330	3,825
4.68%, 06/10/2048(g)	1,000	999		JP Morgan Chase Commercial Mortgage
GE Commercial Mortgage Corp Series 2007-				Securities Trust 2011-C5
C1 Trust				4.00%, 08/15/2046(c)	6,000	4,811
5.54%, 12/10/2049(c)	9,000	8,752		5.50%, 08/15/2046(c),(g)	4,844	4,932
5.61%, 12/10/2049(g)	9,075	8,855		JP Morgan Chase Commercial Mortgage
GS Mortgage Securities Corp II				Securities Trust 2012-C6
3.38%, 05/10/2050(g)	4,500	3,090		2.97%, 05/15/2045(c)	7,500	5,655
5.02%, 11/10/2045(c),(g)	8,500	6,431		JP Morgan Chase Commercial Mortgage
5.02%, 11/10/2045(c),(g)	5,000	4,650		Securities Trust 2012-C8
GS Mortgage Securities Trust 2010-C1				2.75%, 10/15/2045(c),(g)	8,553	6,567
1.59%, 08/10/2043(c),(g),(i)	45,467	2,297		JP Morgan Chase Commercial Mortgage
GS Mortgage Securities Trust 2010-C2				Securities Trust 2013-C10
5.36%, 12/10/2043(c),(g)	10,000	10,221		0.44%, 12/15/2047(c),(g),(i)	276,436	5,901
GS Mortgage Securities Trust 2011-GC5				JP Morgan Chase Commercial Mortgage
5.49%, 08/10/2044(c),(g)	3,660	3,181		Securities Trust 2013-C16
GS Mortgage Securities Trust 2012-GC6				1.40%, 12/15/2046(c),(g),(i)	20,750	1,561
0.25%, 01/10/2045(c),(g),(i)	226,505	2,317		3.74%, 12/15/2046(c)	10,000	7,418
GS Mortgage Securities Trust 2012-GCJ7				5.14%, 12/15/2046(c),(g)	16,203	15,073
5.91%, 05/10/2045(c),(g)	7,429	7,276		JP Morgan Chase Commercial Mortgage
GS Mortgage Securities Trust 2013-GC16				Securities Trust 2013-LC11
3.50%, 11/10/2046(c),(g)	2,500	1,633		1.13%, 04/15/2046(c),(g),(i)	49,841	2,623
5.49%, 11/10/2046(c),(g)	3,544	3,276		1.68%, 04/15/2046(g),(i)	74,107	5,059
GS Mortgage Securities Trust 2013-GCJ14				JP Morgan Chase Commercial Mortgage
4.93%, 08/10/2046(c),(g)	3,500	3,103		Securities Trust 2014-C20
4.93%, 08/10/2046(c),(g)	7,742	6,558		1.30%, 07/15/2047(g),(i)	94,764	5,079
4.93%, 08/10/2046(c),(g)	2,500	2,039		JPMBB Commercial Mortgage Securities
GS Mortgage Securities Trust 2014-GC26				Trust 2013-C12
1.36%, 11/10/2047(c),(g),(i)	29,811	2,585		4.22%, 07/15/2045(g)	13,826	12,004
4.66%, 11/10/2047(c),(g)	2,500	1,963

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's) Value (000's)

Commercial Mortgage Backed Securities (continued)				Commercial Mortgage Backed Securities (continued)
JPMBB Commercial Mortgage Securities				ML-CFC Commercial Mortgage Trust 2006-
Trust 2013-C15				3 (continued)
3.50%, 11/15/2045(c)	$9,191	$ 6,716		5.55%, 07/12/2046(g)	$2,500	$1,734
5.21%, 11/15/2045(c),(g)	23,750	21,693		ML-CFC Commercial Mortgage Trust 2007-
JPMBB Commercial Mortgage Securities				5
Trust 2014-C18				5.45%, 08/12/2048	15,070	13,406
1.28%, 02/15/2047(g),(i)	57,988	3,070		ML-CFC Commercial Mortgage Trust 2007-
4.97%, 02/15/2047(c),(g)	7,850	6,624		9
JPMBB Commercial Mortgage Securities				6.19%, 09/12/2049(g)	35,490	30,783
Trust 2014-C23				Morgan Stanley Bank of America Merrill
1.02%, 09/15/2047(g),(i)	292,214	11,859		Lynch Trust 2012-C5
JPMBB Commercial Mortgage Securities				0.15%, 08/15/2045(c),(g),(i)	221,584	1,139
Trust 2014-C24				4.84%, 08/15/2045(c),(g)	6,787	6,575
1.23%, 11/15/2047(g),(i)	129,085	7,161		Morgan Stanley Bank of America Merrill
4.07%, 11/15/2047(c),(g)	18,500	14,307		Lynch Trust 2013-C10
JPMBB Commercial Mortgage Securities				4.22%, 07/15/2046(c),(g)	5,609	4,954
Trust 2014-C26				Morgan Stanley Bank of America Merrill
4.57%, 01/15/2048(g)	5,000	5,043		Lynch Trust 2013-C11
JPMBB Commercial Mortgage Securities				0.82%, 08/15/2046(g),(i)	163,088	3,586
Trust 2015-C28				Morgan Stanley Bank of America Merrill
0.50%, 10/15/2048(c),(g),(i)	54,005	1,959		Lynch Trust 2013-C13
1.34%, 10/15/2048(g),(i)	62,666	4,227		5.06%, 11/15/2046(c),(g)	5,462	4,855
4.38%, 10/15/2048(g)	8,600	7,746		Morgan Stanley Bank of America Merrill
JPMBB Commercial Mortgage Securities				Lynch Trust 2013-C8
Trust 2015-C29				1.20%, 12/15/2048(g),(i)	92,888	5,003
3.84%, 05/15/2048(g)	4,500	3,225		4.20%, 12/15/2048(c),(g)	18,500	16,426
JPMBB Commercial Mortgage Securities				Morgan Stanley Bank of America Merrill
Trust 2015-C30				Lynch Trust 2013-C9
0.86%, 07/15/2048(g),(i)	84,008	3,362		4.29%, 05/15/2046(c),(g)	4,150	3,432
JPMBB Commercial Mortgage Securities				Morgan Stanley Bank of America Merrill
Trust 2015-C31				Lynch Trust 2014-C14
0.50%, 08/15/2048(c),(g),(i)	42,377	1,571		4.99%, 02/15/2047(c),(g)	10,331	7,662
LB Commercial Mortgage Trust 2007-C3				Morgan Stanley Bank of America Merrill
6.10%, 07/15/2044(g)	5,000	4,880		Lynch Trust 2014-C15
6.10%, 07/15/2044(g)	12,738	12,512		1.06%, 04/15/2047(c),(d),(g),(i)	67,485	3,965
LB-UBS Commercial Mortgage Trust 2003-				5.06%, 04/15/2047(c),(g)	8,786	7,351
C8				5.06%, 04/15/2047(c),(g)	4,000	3,072
0.38%, 09/15/2037(c),(g),(i)	736	—		Morgan Stanley Bank of America Merrill
LB-UBS Commercial Mortgage Trust 2004-				Lynch Trust 2014-C16
C1				4.42%, 06/15/2047(c),(g)	17,104	12,180
5.00%, 01/15/2036	1,000	997		4.92%, 06/15/2047(c),(g)	20,000	16,998
LB-UBS Commercial Mortgage Trust 2005-				Morgan Stanley Bank of America Merrill
C3				Lynch Trust 2014-C18
4.95%, 07/15/2040(g)	1,347	1,427		1.14%, 10/15/2047(g),(i)	193,110	8,412
LB-UBS Commercial Mortgage Trust 2006-				4.49%, 10/15/2047	4,408	4,413
C6				Morgan Stanley Bank of America Merrill
5.47%, 09/15/2039(g)	8,500	8,287		Lynch Trust 2015-C20
LB-UBS Commercial Mortgage Trust 2006-				1.54%, 02/15/2048(c),(g),(i)	41,500	4,247
C7				Morgan Stanley Bank of America Merrill
5.41%, 11/15/2038	24,940	19,204		Lynch Trust 2015-C26
LB-Commercial Mortgage Trust 2007-				3.06%, 10/15/2048(c),(g)	2,185	1,545
C6				Morgan Stanley Bank of America Merrill
6.32%, 07/15/2040(g)	17,000	16,869		Lynch Trust 2016-C29
6.35%, 07/15/2040(g)	13,250	12,729		1.82%, 05/15/2049(d),(g),(h),(i)	42,500	4,898
6.35%, 07/15/2040(g)	8,841	8,065		Morgan Stanley Capital I Trust 2007-HQ13
LB-UBS Commercial Mortgage Trust 2007-				5.93%, 12/15/2044	13,275	12,901
C7				Morgan Stanley Capital I Trust 2011-C3
6.45%, 09/15/2045(g)	8,845	8,489		1.30%, 07/15/2049(c),(g),(i)	33,978	831
LB-UBS Commercial Mortgage Trust 2008-				UBS Commercial Mortgage Trust 2012-C1
C1				0.45%, 05/10/2045(c),(g),(i)	143,076	2,898
6.25%, 04/15/2041(g)	13,964	8,270		5.00%, 05/10/2045(c)	8,000	6,583
Merrill Lynch Mortgage Trust 2006-C1				UBS-Barclays Commercial Mortgage Trust
5.92%, 05/12/2039(g)	15,000	12,587		2012-C2
Merrill Lynch Mortgage Trust 2006-C2				1.81%, 05/10/2063(c),(g),(i)	35,341	2,080
5.80%, 08/12/2043(g)	13,000	12,936		UBS-Barclays Commercial Mortgage Trust
Merrill Lynch Mortgage Trust 2007-C1				2012-C3
6.03%, 06/12/2050(g)	15,870	261		4.96%, 08/10/2049(c),(g)	20,994	18,963
6.03%, 06/12/2050(g)	10,925	109		5.12%, 08/10/2049(c),(g)	25,827	25,767
ML-CFC Commercial Mortgage Trust 2006-				UBS-Barclays Commercial Mortgage Trust
3				2012-C4
5.48%, 07/12/2046(g)	24,265	23,636		4.65%, 12/10/2045(c),(g)	21,000	20,314
5.52%, 07/12/2046(g)	20,750	18,723		4.65%, 12/10/2045(c),(g)	17,981	15,767

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Commercial Mortgage Backed Securities (continued)				Commercial Services (continued)
UBS-Barclays Commercial Mortgage Trust				Avis Budget Finance PLC
2013-C5				6.00%, 03/01/2021	EUR	2,500	$2,960
4.22%, 03/10/2046(c),(g)		$9,150	$8,050	ENA Norte Trust
4.22%, 03/10/2046(c),(g)		5,709	3,916	4.95%, 04/25/2028(c)		$3,106	3,160
Wachovia Bank Commercial Mortgage Trust				Europcar Groupe SA
Series 2006-C26				5.75%, 06/15/2022	EUR	2,500	3,002
6.24%, 06/15/2045(g)		13,067	11,756	Jaguar Holding Co II / Pharmaceutical Product
Wachovia Bank Commercial Mortgage Trust				Development LLC
Series 2006-C29				6.38%, 08/01/2023(c)		$2,000	2,078
5.37%, 11/15/2048		20,879	20,406	Loxam SAS
Wachovia Bank Commercial Mortgage Trust				3.50%, 05/03/2023(c),(h)	EUR	1,300	1,496
Series 2007-C30				Midas Intermediate Holdco II LLC / Midas
5.46%, 12/15/2043(g)		6,778	6,355	Intermediate Holdco II Finance Inc
5.48%, 12/15/2043		22,500	20,571	7.88%, 10/01/2022(c)		$10,333	9,791
Wachovia Bank Commercial Mortgage Trust				Prime Security Services Borrower LLC /
Series 2007-C34				Prime Finance Inc
6.22%, 05/15/2046(g)		8,718	8,527	9.25%, 05/15/2023(c),(h)		8,800	9,130
Wachovia Commercial Mortgage Securities				Team Health Inc
Inc Commercial Mortgage Pass Through				7.25%, 12/15/2023(c)		18,655	19,809
Certificates Series 2003 C5				United Rentals North America Inc
2.33%, 06/15/2035(c),(g),(i)		467	8	4.63%, 07/15/2023		3,850	3,836
Wells Fargo Commercial Mortgage Trust				5.88%, 09/15/2026(d),(h)		3,200	3,200
2010-C1				WEX Inc
0.68%, 11/15/2043(c),(g),(i)		13,678	330	4.75%, 02/01/2023(c)		6,050	5,521
Wells Fargo Commercial Mortgage Trust							$126,398
2014-LC18
1.34%, 12/15/2047(g),(i)		85,797	6,028	Computers - 0.12%
3.96%, 12/15/2047(c),(g)		13,500	9,727	NCR Corp
Wells Fargo Commercial Mortgage Trust				5.88%, 12/15/2021		4,950	5,111
2015-C28				6.38%, 12/15/2023		7,678	7,985
4.27%, 05/15/2048(g)		10,000	7,240				$13,096
Wells Fargo Commercial Mortgage Trust				Consumer Products - 0.11%
2015-NXS1				Central Garden & Pet Co
2.88%, 05/15/2048(c),(g)		6,916	3,455
				6.13%, 11/15/2023		5,200	5,460
4.24%, 05/15/2048(g)		6,500	4,980	Spectrum Brands Inc
Wells Fargo Commercial Mortgage Trust				6.63%, 11/15/2022		5,900	6,372
2015-NXS2							$11,832
4.39%, 07/15/2058(g)		9,153	6,832
Wells Fargo Commercial Mortgage Trust				Distribution & Wholesale - 0.28%
2015-NXS3				Alliance Automotive Finance PLC
3.15%, 09/15/2057(c),(g)		5,000	3,252	6.25%, 12/01/2021	EUR	1,600	1,962
Wells Fargo Commercial Mortgage Trust				6.25%, 12/01/2021(c)		250	307
2016-NXS5				American Tire Distributors Inc
5.05%, 01/15/2059(g)		4,254	3,668	10.25%, 03/01/2022 (c)		$14,750	13,238
WFRBS Commercial Mortgage Trust 2011-				LKQ Corp
C4				4.75%, 05/15/2023		9,000	9,045
0.72%, 06/15/2044(c),(g),(i)		101,618	1,768	LKQ Italia Bondco SpA
WFRBS Commercial Mortgage Trust 2011-				3.88%, 04/01/2024(c)	EUR	800	954
C5				VWR Funding Inc
0.17%, 11/15/2044(c),(g),(i)		121,416	816	4.63%, 04/15/2022		3,400	3,868
WFRBS Commercial Mortgage Trust 2013-							$29,374
C11
4.32%, 03/15/2045(c),(g)		10,000	7,939	Diversified Financial Services - 1.60%
				AerCap Ireland Capital Ltd / AerCap Global
WFRBS Commercial Mortgage Trust 2014-				Aviation Trust
C20
3.99%, 05/15/2047(c),(g)		10,000	7,375	4.63%, 10/30/2020		$12,720	13,229
				Aircastle Ltd
WFRBS Commercial Mortgage Trust 2014-				5.00%, 04/01/2023		2,000	2,036
C22
4.06%, 09/15/2057(c),(g)		10,000	7,275	5.50%, 02/15/2022		3,000	3,191
				Alliance Data Systems Corp
WFRBS Commercial Mortgage Trust 2014-				5.38%, 08/01/2022(c)		16,800	16,170
C24				6.38%, 04/01/2020(c)		2,000	2,055
3.69%, 11/15/2047(c)		11,047	7,984
				Ally Financial Inc
			$1,668,381	4.25%, 04/15/2021		7,150	7,275
Commercial Services - 1.20%				American Express Co
AA Bond Co Ltd				5.20%, 05/29/2049(f),(g)		2,000	1,898
5.50%, 07/31/2043	GBP	1,525	2,150	BOC Aviation Pte Ltd
ADT Corp/The				3.88%, 04/27/2026(c)		1,300	1,297
6.25%, 10/15/2021		$18,100	18,724	Charles Schwab Corp/The
Ancestry.com Holdings LLC				7.00%, 02/28/2049(f),(g)		4,198	4,812
9.63%, PIK 10.38%, 10/15/2018 (c),(j)		37,290	38,082	Depository Trust & Clearing Corp/The
Atento Luxco 1 SA				4.88%, 12/29/2049(c),(f),(g)		9,000	9,000
7.38%, 01/29/2020		3,575	3,459

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Diversified Financial Services (continued)				Electronics (continued)
Drawbridge Special Opportunities Fund				Trionista TopCo GmbH
LP/Drawbridge Special Opportunities				6.88%, 04/30/2021	EUR	3,400	$4,092
Finance							$27,931
5.00%, 08/01/2021(c)		$15,300	$14,306
Jefferies Finance LLC / JFIN Co-Issuer Corp				Energy - Alternate Sources - 0.21%
7.38%, 04/01/2020(c)		12,025	11,093	ContourGlobal Power Holdings SA
				7.13%, 06/01/2019(c)		$15,442	15,288
7.50%, 04/15/2021(c)		6,500	5,883
Jefferies LoanCore LLC / JLC Finance Corp				Greenko Dutch BV
6.88%, 06/01/2020(c)		8,700	7,351	8.00%, 08/01/2019		1,109	1,187
Lincoln Finance Ltd				TerraForm Power Operating LLC
				5.88%, 02/01/2023(c)		4,650	4,057
6.88%, 04/15/2021(c)	EUR	7,450	9,138
				6.13%, 06/15/2025(c)		1,675	1,440
7.38%, 04/15/2021(c)		$8,500	9,042
Lock AS							$21,972
5.50%, 08/15/2020(c),(g)	EUR	500	571
				Engineering & Construction - 0.19%
7.00%, 08/15/2021(c)		600	728	AECOM
MBNA Capital B				5.75%, 10/15/2022		5,800	6,046
1.42%, 02/01/2027(g)		$7,500	5,625
				Heathrow Finance PLC
National Financial Partners Corp				5.75%, 03/03/2025	GBP	2,000	3,069
9.00%, 07/15/2021(c)		23,764	23,645
				7.13%, 03/01/2017		1,500	2,287
National Rural Utilities Cooperative Finance				Michael Baker Holdings LLC / Michael Baker
Corp				Finance Corp
5.25%, 04/20/2046(g)		2,200	2,208	9.63%, PIK 9.63%, 04/15/2019(c),(j)		$4,783	3,540
Nationstar Mortgage LLC / Nationstar Capital				Michael Baker International LLC / CDL
Corp				Acquisition Co Inc
7.88%, 10/01/2020		2,800	2,688	8.25%, 10/15/2018(c)		2,650	2,544
NewStar Financial Inc				Odebrecht Finance Ltd
7.25%, 05/01/2020		5,275	4,906	5.25%, 06/27/2029		2,550	912
Oxford Finance LLC / Oxford Finance Co-				Pratama Agung Pte Ltd
Issuer Inc				6.25%, 02/24/2020		1,240	1,254
7.25%, 01/15/2018(c)		6,149	6,119
							$19,652
Pershing Square Holdings Ltd
5.50%, 07/15/2022(c)		4,500	4,287	Entertainment - 1.03%
Quicken Loans Inc				Choctaw Resort Development Enterprise
5.75%, 05/01/2025(c)		400	376	7.25%, 11/15/2019(c),(e)		7,930	7,613
			$168,929	Cinemark USA Inc
				4.88%, 06/01/2023(c)		3,350	3,325
Electric - 0.64%				GLP Capital LP / GLP Financing II Inc
AES Corp/VA				4.38%, 04/15/2021		3,500	3,579
7.38%, 07/01/2021		6,464	7,417	4.88%, 11/01/2020		7,257	7,656
Comision Federal de Electricidad				5.38%, 04/15/2026		5,800	6,047
4.88%, 01/15/2024(c)		891	927	Pinnacle Entertainment Inc
Dominion Resources Inc/VA				5.63%, 05/01/2024(c)		10,000	9,988
7.50%, 06/30/2066		700	588	Regal Entertainment Group
Enel SpA				5.75%, 03/15/2022		9,272	9,654
5.00%, 01/15/2075(g)	EUR	2,000	2,425
				Vougeot Bidco PLC
6.62%, 09/15/2076(g)	GBP	943	1,443
				7.88%, 07/15/2020	GBP	2,150	3,282
Eskom Holdings SOC Ltd				WMG Acquisition Corp
5.75%, 01/26/2021(c)		$2,130	2,011	6.00%, 01/15/2021(c)		$2,536	2,606
6.75%, 08/06/2023(c)		700	659	6.75%, 04/15/2022(c)		55,615	55,058
7.13%, 02/11/2025		900	848				$108,808
7.13%, 02/11/2025(c)		27,600	26,002
Listrindo Capital BV				Food- 1.60%
6.95%, 02/21/2019(c)		5,989	6,221	Bakkavor Finance 2 PLC
Majapahit Holding BV				8.25%, 02/15/2018	GBP	564	841
7.75%, 01/20/2020(c)		1,730	1,981	Boparan Finance PLC
7.88%, 06/29/2037		1,375	1,667	5.50%, 07/15/2021(g)		3,500	4,807
NextEra Energy Capital Holdings Inc				Bumble Bee Holdco SCA
7.30%, 09/01/2067(g)		5,000	4,700	9.63%, PIK 10.38%, 03/15/2018 (c),(j)		$8,132	8,010
Perusahaan Listrik Negara PT				Bumble Bee Holdings Inc
5.50%, 11/22/2021(c)		1,640	1,763	9.00%, 12/15/2017(c)		5,400	5,427
Terraform Global Operating LLC				Campofrio Food Group SA
9.75%, 08/15/2022(c)		7,585	6,722	3.38%, 03/15/2022	EUR	1,000	1,177
Three Gorges Finance I Cayman Islands Ltd				Casino Guichard Perrachon SA
3.70%, 06/10/2025(c)		2,718	2,853	2.80%, 08/05/2026		2,500	2,804
			$68,227	Cencosud SA
				5.15%, 02/12/2025(c)		$2,700	2,745
Electronics - 0.26%				6.63%, 02/12/2045(c)		3,631	3,469
Real Alloy Holding Inc				Cosan Luxembourg SA
10.00%, 01/15/2019 (c)		19,820	19,820	5.00%, 03/14/2023(c)		4,256	3,809
Techem Energy Metering Service GmbH &				ESAL GmbH
Co KG				6.25%, 02/05/2023(c)		2,055	1,895
7.88%, 10/01/2020	EUR	3,300	4,019	Grupo Bimbo SAB de CV
				4.88%, 06/27/2044(c)		2,650	2,544

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2016 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)		Amount (000's) Value (000's)

Food (continued)				Healthcare - Services (continued)
JBS Investments GmbH				Acadia Healthcare Co Inc	(continued)
7.75%, 10/28/2020(c)		$1,245	$1,279	6.50%, 03/01/2024(c)			$8,100	$8,545
KeHE Distributors LLC / KeHE Finance				Amsurg Corp
Corp				5.63%, 07/15/2022			5,350	5,490
7.63%, 08/15/2021(c)		7,775	7,620	Centene Corp
Marfrig Holdings Europe BV				6.13%, 02/15/2024(c)			5,700	6,013
6.88%, 06/24/2019(c)		3,015	2,985	CHS/Community Health Systems Inc
Marfrig Overseas Ltd				5.13%, 08/01/2021			3,750	3,761
9.50%, 05/04/2020(c)		1,185	1,215	DaVita HealthCare Partners Inc
Minerva Luxembourg SA				5.00%, 05/01/2025			3,650	3,650
7.75%, 01/31/2023(c)		2,425	2,464	Envision Healthcare Corp
Moy Park BondCo PLC				5.13%, 07/01/2022(c)			4,500	4,579
6.25%, 05/29/2021	GBP	1,900	2,880	HCA Inc
Pinnacle Foods Finance LLC / Pinnacle Foods				5.25%, 06/15/2026			7,600	7,894
Finance Corp				5.88%, 02/15/2026			16,000	16,599
5.88%, 01/15/2024(c)		$8,325	8,804	HealthSouth Corp
Post Holdings Inc				5.75%, 09/15/2025			3,600	3,724
6.75%, 12/01/2021(c)		7,400	7,756	Holding Medi-Partenaires SAS
7.38%, 02/15/2022		3,688	3,886	7.00%, 05/15/2020		EUR	3,265	3,923
Premier Foods Finance PLC				HomeVi SAS
6.50%, 03/15/2021	GBP	1,500	2,187	6.88%, 08/15/2021			2,300	2,800
R&R PIK PLC				Molina Healthcare Inc
9.25%, PIK 10.00%, 05/15/2018 (j)	EUR	4,670	5,401	5.38%, 11/15/2022(c)			$6,150	6,350
Simmons Foods Inc				MPH Acquisition Holdings LLC
7.88%, 10/01/2021(c)		$2,210	1,901	6.63%, 04/01/2022(c)			20,790	21,708
Tesco PLC				Opal Acquisition Inc
6.13%, 02/24/2022	GBP	3,100	5,017	8.88%, 12/15/2021(c)			47,941	39,132
TreeHouse Foods Inc				RegionalCare Hospital Partners Holdings Inc
6.00%, 02/15/2024(c)		$8,300	8,829	8.25%, 05/01/2023(c)			20,890	21,726
US Foods Inc				Select Medical Corp
8.50%, 06/30/2019		67,610	69,385	6.38%, 06/01/2021(e)			6,600	6,262
			$169,137	Surgery Center Holdings Inc
				8.88%, 04/15/2021(c)			19,910	19,910
Forest Products & Paper - 0.19%				Surgical Care Affiliates Inc
Cascades Inc				6.00%, 04/01/2023(c)			15,370	15,524
5.50%, 07/15/2022(c)		3,000	2,895
5.75%, 07/15/2023(c)		2,900	2,762	Synlab Bondco PLC
				6.25%, 07/01/2022		EUR	2,000	2,433
Fibria Overseas Finance Ltd				Tenet Healthcare Corp
5.25%, 05/12/2024		2,306	2,286	4.75%, 06/01/2020			$2,000	2,060
Mercer International Inc				5.00%, 03/01/2019			5,000	4,950
7.00%, 12/01/2019		6,340	6,403	5.50%, 03/01/2019			1,000	1,000
7.75%, 12/01/2022		3,970	4,010	6.00%, 10/01/2020			6,000	6,360
Smurfit Kappa Acquisitions				8.00%, 08/01/2020			3,150	3,245
2.75%, 02/01/2025	EUR	2,000	2,279	WellCare Health Plans Inc
			$20,635	5.75%, 11/15/2020			1,350	1,406
Gas- 0.14%								$227,449
LBC Tank Terminals Holding Netherlands				Holding Companies - Diversified - 1.43%
BV				Alfa SAB de CV
6.88%, 05/15/2023(c)		$11,750	11,280
				6.88%, 03/25/2044(c)			1,500	1,545
Perusahaan Gas Negara Persero Tbk				Argos Merger Sub Inc
5.13%, 05/16/2024(c)		2,947	3,042
				7.13%, 03/15/2023(c)			5,675	5,803
			$14,322	CeramTec Group GmbH
Hand & Machine Tools - 0.00%				8.25%, 08/15/2021		EUR	4,300	5,300
Stanley Black &Decker Inc				Co-operative Group Holdings 2011 Ltd
5.75%, 12/15/2053		450	473	7.50%, 07/08/2026		GBP	1,500	2,369
				Dubai Holding Commercial Operations MTN
				Ltd
Healthcare - Products - 0.45%				6.00%, 02/01/2017			9,750	14,421
ConvaTec Finance International SA				HRG Group Inc
8.25%, PIK 9.00%, 01/15/2019(c),(j)		28,321	28,392
				7.75%, 01/15/2022			$89,136	89,136
ConvaTec Healthcare E SA				7.88%, 07/15/2019			10,540	11,120
10.50%, 12/15/2018 (c)		13,749	14,093
				KraussMaffei Group GmbH
Fresenius US Finance II Inc				8.75%, 12/15/2020		EUR	1,360	1,657
4.50%, 01/15/2023(c)		1,000	1,025
				ProGroup AG
Kinetic Concepts Inc / KCI USA Inc				5.13%, 05/01/2022			3,300	4,015
7.88%, 02/15/2021(c)		3,600	3,892
				Sinochem Overseas Capital Co Ltd
			$47,402	4.50%, 11/12/2020			$2,116	2,250
				4.50%, 11/12/2020(c)			11,428	12,150
Healthcare - Services - 2.15%
Acadia Healthcare Co Inc				6.30%, 11/12/2040			950	1,191
5.13%, 07/01/2022		4,500	4,562					$150,957
5.63%, 02/15/2023		3,758	3,843

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's) Value (000's)

Home Builders - 0.04%				Insurance (continued)
Brookfield Residential Properties Inc				Wayne Merger Sub LLC
6.38%, 05/15/2025(c)	$4,400	$ 3,960		8.25%, 08/01/2023(c)		$29,787	$29,638
				Wilton Re Finance LLC
				5.88%, 03/30/2033(c),(g)		8,450	8,601
Home Furnishings - 0.04%
				XLIT Ltd
Tempur Sealy International Inc				6.50%, 12/31/2049(f),(g)		2,100	1,470
5.63%, 10/15/2023	4,000	4,160
							$216,236

Insurance - 2.04%				Internet - 0.63%
ACE Capital Trust II				Ancestry.com Inc
9.70%, 04/01/2030	4,000	5,700		11.00%, 12/15/2020		13,810	15,053
AG Insurance SA/NV				Cogent Communications Group Inc
				5.38%, 03/01/2022(c)		3,050	3,035
6.75%, 03/29/2049(f),(g)	3,000	3,211
AIG Life Holdings Inc				Match Group Inc
				6.75%, 12/15/2022(c)		2,395	2,443
7.57%, 12/01/2045(c)	2,900	3,335
8.50%, 07/01/2030	5,400	6,814		Netflix Inc
Allstate Corp/The				5.50%, 02/15/2022		7,935	8,292
5.75%, 08/15/2053(g)	100	103		TIBCO Software Inc
				11.38%, 12/01/2021 (c)		4,850	4,013
American Equity Investment Life Holding
Co				Zayo Group LLC / Zayo Capital Inc
6.63%, 07/15/2021	20,340	20,799		6.00%, 04/01/2023		23,775	24,429
American International Group Inc				6.38%, 05/15/2025		6,650	6,916
				6.38%, 05/15/2025(c)		1,940	2,017
8.18%, 05/15/2068	1,500	1,886
AXA SA							$66,198
8.60%, 12/15/2030	6,332	8,487		Investment Companies - 0.06%
Catlin Insurance Co Ltd				American Capital Ltd
7.25%, 07/29/2049(c),(f)	6,150	4,308		6.50%, 09/15/2018(c)		2,000	2,033
Chubb Corp/The				GrupoSura Finance SA
6.38%, 03/29/2067(g)	900	774		5.50%, 04/29/2026(c)		4,202	4,273
Dai-ichi Life Insurance Co Ltd/The							$6,306
5.10%, 10/29/2049(c),(f),(g)	2,400	2,644
Fidelity & Guaranty Life Holdings Inc				Iron & Steel - 0.26%
6.38%, 04/01/2021(c)	5,725	5,725		ABJA Investment Co Pte Ltd
Glen Meadow Pass-Through Trust				4.85%, 01/31/2020		914	918
6.51%, 02/12/2067(c),(g)	3,000	2,197		5.95%, 07/31/2024		1,330	1,263
Great-West Life & Annuity Insurance Capital				ArcelorMittal
LP				7.25%, 02/25/2022(g)		1,000	1,052
6.63%, 11/15/2034(c)	2,400	2,740		Optima Specialty Steel
HUB International Ltd				12.00%, 12/30/2016 (d),(e)		14,740	11,571
7.88%, 10/01/2021(c)	7,200	7,056		Samarco Mineracao SA
9.25%, 02/15/2021(c)	15,090	15,732		4.13%, 11/01/2022(c)		5,153	3,093
Ironshore Holdings US Inc				thyssenkrupp AG
8.50%, 05/15/2020(c)	3,410	3,890		4.00%, 08/27/2018	EUR	1,700	2,072
Kemper Corp				Vale Overseas Ltd
4.35%, 02/15/2025	2,500	2,523		6.88%, 11/21/2036		$395	355
Liberty Mutual Group Inc				6.88%, 11/10/2039		7,609	6,677
7.80%, 03/07/2087(c)	9,861	10,773					$27,001
Liberty Mutual Insurance Co
7.70%, 10/15/2097(c)	946	1,191		Lodging - 0.39%
				Hilton Worldwide Finance LLC / Hilton
Lincoln National Corp
6.05%, 04/20/2067(g)	5,584	3,673		Worldwide Finance Corp
7.00%, 05/17/2066(g)	3,802	2,547		5.63%, 10/15/2021		7,450	7,759
				Interval Acquisition Corp
MetLife Capital Trust IV				5.63%, 04/15/2023(c)		2,100	2,142
7.88%, 12/15/2067(c)	5,000	5,860
				MCE Finance Ltd
MetLife Capital Trust X				5.00%, 02/15/2021(c)		4,045	3,903
9.25%, 04/08/2068(c)	11,000	15,015
				MGP Escrow Issuer LLC / MGP Escrow Co-
MetLife Inc
6.40%, 12/15/2066(g)	6,800	7,246		Issuer Inc
				5.63%, 05/01/2024(c)		8,200	8,548
Mitsui Sumitomo Insurance Co Ltd
7.00%, 03/15/2072(c)	600	712		Seminole Hard Rock Entertainment Inc /
				Seminole Hard Rock International LLC
Provident Financing Trust I				5.88%, 05/15/2021(c)		3,115	3,131
7.41%, 03/15/2038	4,400	5,025		Studio City Finance Ltd
Prudential Financial Inc				8.50%, 12/01/2020(c)		1,947	1,955
5.88%, 09/15/2042(g)	3,700	3,999
				TVL Finance PLC
Prudential PLC				8.50%, 05/15/2023(d),(h)	GBP	2,700	3,945
7.75%, 01/29/2049(f)	2,215	2,232
				Wynn Las Vegas LLC / Wynn Las Vegas
Reinsurance Group of America Inc
3.30%, 12/15/2065(g)	5,000	3,300		Capital Corp
				4.25%, 05/30/2023(c)		$950	876
USI Inc/NY				5.50%, 03/01/2025(c)		9,325	8,923
7.75%, 01/15/2021(c)	11,224	11,224
							$41,182
Voya Financial Inc
5.65%, 05/15/2053(g)	6,200	5,806

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Machinery - Diversified - 0.25%				Media (continued)
Cleaver-Brooks Inc				Unitymedia GmbH
8.75%, 12/15/2019(c)		$10,645	$10,432	3.75%, 01/15/2027	EUR	3,250	$3,359
9.75%, 12/31/2019(c),(d),(e)		12,500	11,109	6.13%, 01/15/2025(c)		$12,525	12,901
CNH Industrial Capital LLC				Univision Communications Inc
4.38%, 11/06/2020		2,000	1,988	8.50%, 05/15/2021(c)		5,500	5,741
4.88%, 04/01/2021		2,700	2,700	UPC Holding BV
			$26,229	6.38%, 09/15/2022	EUR	4,600	5,623
				UPCB Finance IV Ltd
Media- 3.24%				5.38%, 01/15/2025(c)		$1,650	1,679
Altice Financing SA				Virgin Media Finance PLC
6.63%, 02/15/2023(c)		12,175	12,039
				6.00%, 10/15/2024(c)		9,725	9,919
7.50%, 05/15/2026(c),(h)		7,700	7,710
				6.38%, 10/15/2024	GBP	3,500	5,165
Altice US Finance I Corp				Virgin Media Secured Finance PLC
5.50%, 05/15/2026(c)		4,250	4,292
				5.50%, 08/15/2026(c)		$7,500	7,542
AMC Networks Inc				VTR Finance BV
5.00%, 04/01/2024		12,500	12,516	6.88%, 01/15/2024(c)		8,515	8,505
Cable One Inc				Ziggo Bond Finance BV
5.75%, 06/15/2022(c)		2,567	2,638
				5.88%, 01/15/2025(c)		5,963	5,903
CCO Holdings LLC / CCO Holdings Capital							$342,592
Corp
5.13%, 05/01/2023(c)		11,400	11,628	Metal Fabrication & Hardware - 0.14%
5.50%, 05/01/2026(c)		8,000	8,160	Optimas OE Solutions Holding LLC / Optimas
5.88%, 04/01/2024(c)		6,075	6,364	OE Solutions Inc
6.63%, 01/31/2022		4,000	4,250	8.63%, 06/01/2021(c)		13,020	9,375
CCO Safari II LLC				Shale-Inland Holdings LLC / Shale-Inland
4.46%, 07/23/2022(c)		4,350	4,625	Finance Corp
Clear Channel Worldwide Holdings Inc				8.75%, 11/15/2019(c)		7,920	5,108
6.50%, 11/15/2022		5,000	5,025				$14,483
6.50%, 11/15/2022		4,350	4,219
7.63%, 03/15/2020		14,830	13,746	Mining - 1.28%
7.63%, 03/15/2020		5,140	4,497	Aleris International Inc
CSC Holdings LLC				7.88%, 11/01/2020		5,662	5,025
				9.50%, 04/01/2021(c)		4,500	4,703
5.25%, 06/01/2024		7,000	6,370
6.75%, 11/15/2021		2,450	2,528	Anglo American Capital PLC
DISH DBS Corp				3.50%, 03/28/2022	EUR	1,200	1,258
4.25%, 04/01/2018		5,050	5,151	Century Aluminum Co
				7.50%, 06/01/2021(c)		$32,532	29,929
5.13%, 05/01/2020		13,000	13,097
5.88%, 07/15/2022		3,600	3,501	Cia Brasileira de Aluminio
				4.75%, 06/17/2024(c)		1,593	1,392
5.88%, 11/15/2024		11,800	11,074
Grupo Televisa SAB				Cia Minera Ares SAC
				7.75%, 01/23/2021(c)		1,601	1,653
6.13%, 01/31/2046		3,830	4,140
LGE HoldCo VI BV				Cia Minera Milpo SAA
				4.63%, 03/28/2023(c)		3,970	3,732
7.13%, 05/15/2024	EUR	4,400	5,524
McGraw-Hill Global Education Holdings LLC				Constellium NV
				7.88%, 04/01/2021(c)		3,350	3,450
/ McGraw-Hill Global Education Finance
7.88%, 05/15/2024(c),(h)		$3,650	3,741	Corp Nacional del Cobre de Chile
				3.00%, 07/17/2022(c)		19,454	19,062
Midcontinent Communications &				4.50%, 09/16/2025(c)		7,478	7,811
Midcontinent Finance Corp				4.88%, 11/04/2044(c)		285	281
6.88%, 08/15/2023(c)		11,225	11,645
				5.63%, 09/21/2035(c)		2,185	2,378
Neptune Finco Corp
6.63%, 10/15/2025(c)		16,350	17,576	6.15%, 10/24/2036		11,188	12,803
10.88%, 10/15/2025 (c)		2,000	2,225	Eldorado Gold Corp
				6.13%, 12/15/2020(c)		10,675	9,821
Nielsen Finance LLC / Nielsen Finance Co
5.00%, 04/15/2022(c)		12,553	12,804	First Quantum Minerals Ltd
				7.00%, 02/15/2021(c)		2,625	2,139
Numericable-SFR SA
4.88%, 05/15/2019(c)		5,425	5,626	Joseph T Ryerson & Son Inc
5.63%, 05/15/2024	EUR	2,000	2,381	9.00%, 10/15/2017		24,275	22,363
6.00%, 05/15/2022(c)		$9,100	9,112	Mirabela Nickel Ltd
				0.00%, 09/10/2044(b),(d),(e)		139	—
6.25%, 05/15/2024(c)		3,000	2,902
7.38%, 05/01/2026(c)		20,500	20,807	Southern Copper Corp
Quebecor Media Inc				5.25%, 11/08/2042		1,944	1,675
5.75%, 01/15/2023		2,000	2,070	5.88%, 04/23/2045		2,700	2,475
RCN Telecom Services LLC / RCN Capital				Vedanta Resources PLC
				6.00%, 01/31/2019(c)		594	496
Corp
8.50%, 08/15/2020(c)		6,929	7,016	6.75%, 06/07/2016		424	423
				7.13%, 05/31/2023(c)		99	71
Sinclair Television Group Inc				8.25%, 06/07/2021(c)		2,420	1,924
5.88%, 03/15/2026(c)		4,250	4,399
Sirius XM Radio Inc							$134,864
6.00%, 07/15/2024(c)		10,500	11,079
				Miscellaneous Manufacturers - 0.47%
Telenet Finance V Luxembourg SCA				Amsted Industries Inc
6.75%, 08/15/2024	EUR	3,900	5,002	5.00%, 03/15/2022(c)		14,461	14,425
Tribune Media Co				5.38%, 09/15/2024(c)		7,944	7,805
5.88%, 07/15/2022(c)		$4,800	4,776

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Miscellaneous Manufacturers (continued)				Oil & Gas (continued)
CBC Ammo LLC / CBC FinCo Inc				Legacy Reserves LP / Legacy Reserves
7.25%, 11/15/2021(c),(e)		$5,400	$4,563	Finance Corp
General Electric Co				6.63%, 12/01/2021		$9,272	$3,025
5.00%, 12/29/2049(f),(g)		21,719	22,560	8.00%, 12/01/2020		7,550	2,492
			$49,353	Lonestar Resources America Inc
				8.75%, 04/15/2019(c),(e)		2,850	1,268
Mortgage Backed Securities - 0.11%				Lukoil International Finance BV
BCAP LLC 2013-RR4 Trust				3.42%, 04/24/2018(c)		733	732
4.07%, 02/13/2051(c),(d),(g),(i)		40,390	1,150
6.07%, 02/13/2051(c),(d),(g)		11,334	11,013	3.42%, 04/24/2018		2,580	2,576
				Memorial Resource Development Corp
			$12,163	5.88%, 07/01/2022		7,900	7,189
Municipals - 0.03%				Milagro Oil & Gas Inc
				0.00%, 05/15/2016(b),(d),(e)		5,765	1,078
Bogota Distrito Capital
9.75%, 07/26/2028	COP	1,900,000	671	Newfield Exploration Co
Brazil Minas SPE via State of Minas Gerais				5.38%, 01/01/2026		2,110	2,089
5.33%, 02/15/2028(c)		$2,990	2,572	Pacific Exploration and Production Corp
				5.13%, 03/28/2023(c)		750	111
			$3,243
				5.63%, 01/19/2025(c)		6,115	917
Oil & Gas - 4.38%				Pertamina Persero PT
Antero Resources Corp				4.30%, 05/20/2023(c)		6,928	6,879
5.13%, 12/01/2022		12,700	12,192	4.88%, 05/03/2022(c)		4,348	4,482
5.38%, 11/01/2021		6,100	5,902	5.25%, 05/23/2021		3,768	3,961
5.63%, 06/01/2023		5,000	4,850	6.00%, 05/03/2042(c)		4,025	3,863
6.00%, 12/01/2020		2,900	2,906	6.45%, 05/30/2044		1,880	1,912
Atlas Energy Holdings Operating Co LLC /				6.50%, 05/27/2041		320	326
Atlas Resource Finance Corp				Petrobras Global Finance BV
7.75%, 01/15/2021(e)		9,283	1,485	3.00%, 03/17/2017(g)		1,680	1,636
9.25%, 08/15/2021(e)		10,462	1,674	3.25%, 03/17/2017		2,320	2,286
BreitBurn Energy Partners LP / BreitBurn				3.50%, 02/06/2017		1,500	1,485
Finance Corp				4.38%, 05/20/2023		1,620	1,279
7.88%, 04/15/2022		13,821	967	5.38%, 01/27/2021		1,500	1,333
CNOOC Finance 2015 USA LLC				6.75%, 01/27/2041		2,665	2,085
3.50%, 05/05/2025		5,272	5,197	6.88%, 01/20/2040		3,250	2,547
Comstock Resources Inc				8.38%, 12/10/2018		2,250	2,318
10.00%, 03/15/2020 (c)		10,500	6,930	Petroleos de Venezuela SA
Continental Resources Inc/OK				5.25%, 04/12/2017		23,960	13,118
3.80%, 06/01/2024		3,310	2,822	5.38%, 04/12/2027		10,575	3,717
4.50%, 04/15/2023		2,740	2,447	5.50%, 04/12/2037		11,575	4,079
5.00%, 09/15/2022		4,540	4,239	6.00%, 05/16/2024		2,695	916
CrownRock LP / CrownRock Finance Inc				6.00%, 11/15/2026		709	242
7.13%, 04/15/2021(c)		4,775	4,823	8.50%, 11/02/2017		22,758	13,313
Delek & Avner Tamar Bond Ltd				Petroleos Mexicanos
5.08%, 12/30/2023(c)		617	635	3.50%, 01/30/2023		7,123	6,615
5.41%, 12/30/2025(c)		952	976	4.25%, 01/15/2025		7,798	7,396
Ecopetrol SA				4.50%, 01/23/2026		3,153	3,000
5.88%, 09/18/2023		1,000	1,000	4.88%, 01/24/2022		1,785	1,798
5.88%, 05/28/2045		10,431	8,485	4.88%, 01/18/2024		7,928	7,898
7.38%, 09/18/2043		1,876	1,741	5.50%, 06/27/2044		6,531	5,747
EP Energy LLC / Everest Acquisition Finance				5.63%, 01/23/2046		13,794	12,280
Inc				6.00%, 03/05/2020		1,480	1,574
6.38%, 06/15/2023		5,300	3,047	6.38%, 02/04/2021(c)		2,166	2,339
9.38%, 05/01/2020		4,850	3,162	6.50%, 06/02/2041		6,723	6,710
EP PetroEcuador via Noble Sovereign				6.88%, 08/04/2026		1,205	1,330
Funding I Ltd				6.88%, 08/04/2026(c)		17,817	19,661
6.26%, 09/24/2019(g)		19,581	17,819	9.50%, 09/15/2027		1,204	1,451
Gazprom OAO Via Gaz Capital SA				Petroleum Co of Trinidad & Tobago Ltd
4.95%, 07/19/2022(c)		4,677	4,722	6.00%, 05/08/2022(c)		1,463	1,370
6.00%, 01/23/2021(c)		2,126	2,248	Precision Drilling Corp
6.51%, 03/07/2022(c)		2,760	2,986	5.25%, 11/15/2024		2,550	1,989
8.15%, 04/11/2018(c)		2,754	3,002	PTT Exploration & Production PCL
9.25%, 04/23/2019(c)		3,701	4,247	4.88%, 12/29/2049(c),(f),(g)		5,161	5,078
9.25%, 04/23/2019		9,080	10,419	Puma International Financing SA
GeoPark Latin America Ltd Agencia en Chile				6.75%, 02/01/2021(c)		11,117	10,924
7.50%, 02/11/2020(c)		3,038	2,157	QEP Resources Inc
KazMunayGas National Co JSC				5.25%, 05/01/2023		3,050	2,867
6.38%, 04/09/2021(c)		14,765	15,467	Repsol International Finance BV
6.38%, 04/09/2021		14,180	14,854	4.50%, 03/25/2075(g)	EUR	750	740
7.00%, 05/05/2020		3,434	3,658	Rosneft Finance SA
7.00%, 05/05/2020(c)		1,530	1,630	7.25%, 02/02/2020(c)		$2,564	2,785
Keane Group Holdings				Rosneft Oil Co via Rosneft International
8.75%, 08/08/2019(d),(e),(g)		2,202	1,602	Finance Ltd
8.75%, 08/08/2019(d),(e),(g)		6,605	4,805	3.15%, 03/06/2017(c)		8,898	8,868

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)				Packaging & Containers (continued)
Rosneft Oil Co via Rosneft International				SIG Combibloc Holdings SCA
Finance Ltd (continued)				7.75%, 02/15/2023	EUR	4,000	$4,912
4.20%, 03/06/2022(c)		$4,786	$4,586				$61,395
SandRidge Energy Inc
7.50%, 03/15/2021		3,450	207	Pharmaceuticals - 0.49%
8.75%, 06/01/2020(c)		7,975	2,313	Capsugel SA
				7.00%, PIK 7.75%, 05/15/2019(c),(j)		$6,005	6,050
Seven Generations Energy Ltd
8.25%, 05/15/2020(c)		5,200	5,356	DPx Holdings BV
				7.50%, 02/01/2022(c)		650	658
Sinopec Group Overseas Development 2012
Ltd				Endo Ltd / Endo Finance LLC / Endo Finco
4.88%, 05/17/2042(c)		1,053	1,140	Inc
				6.00%, 07/15/2023(c)		9,560	9,381
State Oil Co of the Azerbaijan Republic
4.75%, 03/13/2023		10,340	9,292	JLL/Delta Dutch Pledgeco BV
				8.75%, PIK 9.50%, 05/01/2020(c),(j)		7,750	7,672
6.95%, 03/18/2030		8,643	8,232
Teine Energy Ltd				Valeant Pharmaceuticals International Inc
6.88%, 09/30/2022(c)		5,694	5,480	4.50%, 05/15/2023	EUR	4,800	4,370
Ultra Petroleum Corp				Vizient Inc
				10.38%, 03/01/2024 (c)		$21,540	23,263
0.00%, 12/15/2018(b),(c)		8,250	1,238
Unit Corp							$51,394
6.63%, 05/15/2021		9,640	6,531	Pipelines - 0.66%
Whiting Petroleum Corp				Crestwood Midstream Partners LP /
5.75%, 03/15/2021		3,100	2,581	Crestwood Midstream Finance Corp
WPX Energy Inc				6.13%, 03/01/2022		3,847	3,510
5.25%, 01/15/2017		18,085	18,334	6.25%, 04/01/2023(c)		4,175	3,810
YPF SA				DCP Midstream LLC
8.50%, 03/23/2021(c)		4,705	4,917	5.35%, 03/15/2020(c)		665	632
8.50%, 07/28/2025(c)		200	206	Enterprise Products Operating LLC
8.75%, 04/04/2024(c)		9,047	9,454	7.03%, 01/15/2068(g)		5,850	5,996
8.88%, 12/19/2018(c)		3,942	4,231
				Georgian Oil and Gas Corp JSC
Zhaikmunai LLP				6.75%, 04/26/2021(c)		1,525	1,533
6.38%, 02/14/2019(c)		1,318	1,086
				Gibson Energy Inc
7.13%, 11/13/2019(c)		8,760	7,294	6.75%, 07/15/2021(c)		9,350	8,976
			$463,248	Oleoducto Central SA
				4.00%, 05/07/2021(c)		2,264	2,174
Oil & Gas Services - 0.06%
BIBBY Offshore Services PLC				Sabine Pass Liquefaction LLC
7.50%, 06/15/2021	GBP	1,300	1,265	5.63%, 04/15/2023		11,040	10,819
Forum Energy Technologies Inc				5.63%, 03/01/2025		23,190	22,610
6.25%, 10/01/2021		$1,150	1,047	6.25%, 03/15/2022		5,024	5,087
FTS International Inc				Southern Gas Corridor CJSC
				6.88%, 03/24/2026(c)		1,604	1,649
6.25%, 05/01/2022		6,543	1,017
8.13%, 06/15/2020(c),(g)		4,050	2,956	Summit Midstream Holdings LLC / Summit
			$6,285	Midstream Finance Corp
				5.50%, 08/15/2022		2,130	1,725
Packaging & Containers - 0.58%				7.50%, 07/01/2021		786	715
Ardagh Packaging Finance PLC				TransCanada PipeLines Ltd
6.75%, 05/15/2024(d)	EUR	1,800	2,061	6.35%, 05/15/2067(g)		800	550
9.25%, 10/15/2020		2,500	3,006				$69,786
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc				Private Equity - 0.07%
7.25%, 05/15/2024(c),(d),(h)		$4,600	4,600	Icahn Enterprises LP / Icahn Enterprises
Ball Corp				Finance Corp
4.38%, 12/15/2023	EUR	1,500	1,868	5.88%, 02/01/2022		6,500	6,199
Berry Plastics Corp				6.00%, 08/01/2020		1,250	1,247
5.13%, 07/15/2023		$2,700	2,727				$7,446
6.00%, 10/15/2022(c)		6,750	7,054
				Real Estate - 0.27%
Coveris Holdings SA				Deutsche Raststaetten Gruppe IV GmbH
7.88%, 11/01/2019(c)		1,800	1,728
				6.75%, 12/30/2020	EUR	1,000	1,222
Crown European Holdings SA				Greystar Real Estate Partners LLC
3.38%, 05/15/2025	EUR	1,600	1,844	8.25%, 12/01/2022(c)		$2,850	2,964
Horizon Holdings III SASU				IRSA Propiedades Comerciales SA
5.13%, 08/01/2022		1,800	2,169	8.75%, 03/23/2023(c)		1,855	1,950
Novelis Inc				Kennedy-Wilson Inc
8.38%, 12/15/2017		$2,350	2,394	5.88%, 04/01/2024		11,400	11,144
8.75%, 12/15/2020		9,400	9,705	Longfor Properties Co Ltd
OI European Group BV				6.88%, 10/18/2019		2,730	2,853
6.75%, 09/15/2020	EUR	1,800	2,432	MAF Global Securities Ltd
Reynolds Group Issuer Inc / Reynolds Group				7.13%, 10/29/2049(f),(g)		8,124	8,525
Issuer LLC / Reynolds Group Issuer							$28,658
(Luxembourg) S.A.
5.75%, 10/15/2020		$8,650	8,974	Regional Authority - 0.10%
6.88%, 02/15/2021(g)		5,700	5,921	Brazil Loan Trust 1
				5.48%, 07/24/2023(c)		4,482	4,078

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Regional Authority (continued)				Software - 1.40%
Provincia de Buenos Aires/Argentina				Aspect Software Inc
9.38%, 09/14/2018		$6,455	$6,891	0.00%, 05/15/2017(b),(e)		$10,501	$630
			$10,969	Change Healthcare Holdings Inc
				6.00%, 02/15/2021(c)		10,600	10,706
REITS- 0.41%				Ensemble S Merger Sub Inc
Equinix Inc				9.00%, 09/30/2023(c)		8,500	8,436
5.38%, 01/01/2022		3,515	3,673	Epicor / Eagle Parent 2L Note
5.38%, 04/01/2023		3,000	3,135	9.25%, 06/01/2023(d),(g)		15,000	14,002
ESH Hospitality Inc				First Data Corp
5.25%, 05/01/2025(c)		8,850	8,728
				5.00%, 01/15/2024(c)		9,950	10,049
GEO Group Inc/The				5.38%, 08/15/2023(c)		3,450	3,566
5.88%, 10/15/2024		5,200	5,304	5.75%, 01/15/2024(c)		12,500	12,688
Iron Mountain Inc				7.00%, 12/01/2023(c)		14,030	14,416
6.00%, 10/01/2020(c)		7,400	7,825
				Infor US Inc
MPT Operating Partnership LP / MPT Finance				6.50%, 05/15/2022		24,000	22,152
Corp				Informatica LLC
6.38%, 03/01/2024		8,070	8,595	7.13%, 07/15/2023(c)		9,250	8,996
RHP Hotel Properties LP / RHP Finance				Microsoft Corp
Corp				4.20%, 11/03/2035		2,900	3,161
5.00%, 04/15/2021		6,175	6,376	Nuance Communications Inc
			$43,636	5.38%, 08/15/2020(c)		8,250	8,436
Retail - 1.06%				Open Text Corp
				5.63%, 01/15/2023(c)		10,925	11,198
1011778 BC ULC / New Red Finance Inc
4.63%, 01/15/2022(c)		4,600	4,715	Solera LLC / Solera Finance Inc
6.00%, 04/01/2022(c)		17,990	18,575	10.50%, 03/01/2024 (c)		5,400	5,657
99 Cents Only Stores LLC				SS&C Technologies Holdings Inc
11.00%, 12/15/2019		7,372	3,059	5.88%, 07/15/2023(c)		13,243	13,740
AmeriGas Finance LLC / AmeriGas Finance							$147,833
Corp				Sovereign - 12.53%
7.00%, 05/20/2022		6,290	6,644	1MDB Global Investments Ltd
Carrols Restaurant Group Inc				4.40%, 03/09/2023		15,100	13,274
8.00%, 05/01/2022		2,400	2,586	Abu Dhabi Government International Bond
Douglas GmbH				2.13%, 05/03/2021(c),(h)		3,840	3,819
6.25%, 07/15/2022	EUR	1,000	1,235	3.13%, 05/03/2026(c),(h)		5,710	5,753
Ferrellgas LP / Ferrellgas Finance Corp				Angolan Government International Bond
6.50%, 05/01/2021		$500	476	9.50%, 11/12/2025(c)		23,728	23,166
6.75%, 01/15/2022		3,400	3,255	9.50%, 11/12/2025		4,358	4,255
6.75%, 06/15/2023(c)		9,900	9,232
				Argentina Bonar Bonds
Group 1 Automotive Inc				7.00%, PIK 7.00%, 04/17/2017(e),(j)		5,005	5,089
5.25%, 12/15/2023(c)		2,750	2,736
				Argentine Republic Government International
Jo-Ann Stores LLC				Bond
8.13%, 03/15/2019(c)		7,912	7,398
				0.00%, 12/15/2035(b),(g),(k)		2,850	288
L Brands Inc				0.00%, 12/15/2035(b),(g)	EUR	139,018	16,269
6.88%, 11/01/2035		1,550	1,705	2.26%, 12/31/2038		4,075	2,851
Men's Wearhouse Inc/The				6.88%, 04/22/2021(c)		$3,265	3,363
7.00%, 07/01/2022		2,700	2,362	6.88%, 04/22/2021(c)		9,051	9,323
Nathan's Famous Inc				7.50%, 04/22/2026(c)		6,360	6,455
10.00%, 03/15/2020 (c)		30,360	31,879
				7.50%, 04/22/2026(c)		1,675	1,700
New Look Secured Issuer PLC				7.82%, 12/31/2033	EUR	24,709	28,322
6.50%, 07/01/2022	GBP	1,000	1,417	7.82%, 12/31/2033		14,281	16,205
NPC International Inc / NPC Quality Burgers				Bahrain Government International Bond
Inc / NPC Operating Co B Inc				6.00%, 09/19/2044(c)		$4,945	3,958
10.50%, 01/15/2020		$4,600	4,801	7.00%, 01/26/2026(c)		4,507	4,514
Pizzaexpress Financing 2 PLC				Brazil Minas SPE via State of Minas Gerais
6.63%, 08/01/2021	GBP	1,000	1,482	5.33%, 02/15/2028(g)		13,328	11,462
Stonegate Pub Co Financing PLC				Brazil Notas do Tesouro Nacional Serie F
5.75%, 04/15/2019		1,000	1,463	10.00%, PIK 10.00%, 01/01/2025(j)	BRL	48,492	12,370
Suburban Propane Partners LP/Suburban				10.00%, PIK 10.00%, 01/01/2018(j)		24,946	6,974
Energy Finance Corp				Brazilian Government International Bond
5.50%, 06/01/2024		$6,400	6,323	4.25%, 01/07/2025		$2,062	1,918
5.75%, 03/01/2025		350	345	5.00%, 01/27/2045		16,041	12,953
			$111,688	5.63%, 01/07/2041		4,600	4,037
Semiconductors - 0.15%				6.00%, 04/07/2026		8,275	8,536
Micron Technology Inc				7.13%, 01/20/2037		10,170	10,526
5.63%, 01/15/2026(c)		2,400	1,896	7.13%, 01/20/2037		8,555	8,854
7.50%, 09/15/2023(c)		5,185	5,366	8.25%, 01/20/2034		6,200	7,146
Sensata Technologies UK Financing Co plc				Colombia Government International Bond
6.25%, 02/15/2026(c)		7,800	8,327	4.00%, 02/26/2024		5,270	5,296
			$15,589	4.38%, 07/12/2021		4,000	4,180
				5.00%, 06/15/2045		6,750	6,429
				5.63%, 02/26/2044		6,291	6,417
				6.13%, 01/18/2041		2,000	2,145

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2016 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value (000	's)	BONDS (continued)	Amount (000's) Value (000's)

Sovereign (continued)					Sovereign (continued)
Colombia Government International					Indonesia Government International
Bond (continued)					Bond (continued)
7.38%, 09/18/2037		$1,856	$ 2,241		5.25%, 01/17/2042		$4,075	$4,174
8.13%, 05/21/2024		1,500	1,892		5.38%, 10/17/2023(c)		1,900	2,109
8.13%, 05/21/2024		4,115	5,191		5.88%, 01/15/2024(c)		9,949	11,322
11.75%, 02/25/2020		2,082	2,722		6.63%, 02/17/2037		2,955	3,498
10.38%, 01/28/2033		5,359	7,797		6.75%, 01/15/2044(c)		2,937	3,597
Colombian TES					7.75%, 01/17/2038		2,353	3,080
7.00%, 05/04/2022	COP	26,450,000	8,939		8.50%, 10/12/2035		5,482	7,619
Costa Rica Government International Bond					Indonesia Treasury Bond
4.25%, 01/26/2023		$19,913	18,420		8.25%, 05/15/2036	IDR	91,400,000	7,174
4.38%, 04/30/2025(c)		8,546	7,606		8.38%, 09/15/2026		104,714,000	8,308
7.00%, 04/04/2044(c)		6,379	5,916		Iraq International Bond
7.16%, 03/12/2045		11,390	10,621		5.80%, 01/15/2028(e)		$18,724	13,296
7.16%, 03/12/2045(c)		3,780	3,525		Ivory Coast Government International Bond
Croatia Government International Bond					5.38%, 07/23/2024(c)		1,872	1,736
3.88%, 05/30/2022	EUR	3,500	4,118		5.38%, 07/23/2024		1,000	927
5.50%, 04/04/2023(c)		$4,487	4,756		5.75%, 12/31/2032(g)		39,852	36,270
5.50%, 04/04/2023		4,694	4,976		6.38%, 03/03/2028(c)		7,244	6,883
6.00%, 01/26/2024(c)		8,328	9,109		6.38%, 03/03/2028(c)		3,750	3,563
6.38%, 03/24/2021(c)		8,939	9,784		Jamaica Government International Bond
6.75%, 11/05/2019(c)		6,205	6,811		6.75%, 04/28/2028		49	50
6.75%, 11/05/2019		7,609	8,352		7.63%, 07/09/2025		11,175	12,293
Dominican Republic International Bond					7.88%, 07/28/2045		6,890	7,166
5.50%, 01/27/2025		2,533	2,533		10.63%, 06/20/2017		1,000	1,080
5.88%, 04/18/2024(c)		20,294	20,903		Kazakhstan Government International Bond
6.60%, 01/28/2024		8,380	8,967		6.50%, 07/21/2045(c)		4,225	4,610
6.85%, 01/27/2045		400	400		Kenya Government International Bond
7.45%, 04/30/2044(c)		12,877	13,650		5.88%, 06/24/2019(c)		6,527	6,448
7.50%, 05/06/2021(c)		2,600	2,847		6.88%, 06/24/2024		2,434	2,288
9.04%, 01/23/2018(c)		2,903	3,055		6.88%, 06/24/2024(c)		10,754	10,110
Egypt Government International Bond					Lithuania Government International Bond
5.88%, 06/11/2025(c)		12,511	11,200		6.13%, 03/09/2021(c)		4,990	5,787
6.88%, 04/30/2040(c)		2,250	1,935		Mexican Bonos
El Salvador Government International Bond					5.75%, 03/05/2026(g)	MXN	130,000	7,499
5.88%, 01/30/2025		2,041	1,806		6.50%, 06/09/2022(g)		95,500	5,841
5.88%, 01/30/2025(c)		5,190	4,593		7.75%, 05/29/2031(g)		153,200	10,150
6.38%, 01/18/2027(c)		2,705	2,380		8.50%, 12/13/2018(g)		110,970	7,062
7.38%, 12/01/2019		7,705	7,724		Mexico Government International Bond
7.65%, 06/15/2035		14,298	12,832		3.60%, 01/30/2025		$7,866	7,994
7.75%, 01/24/2023		7,288	7,324		4.00%, 10/02/2023		21,354	22,368
8.25%, 04/10/2032		4,231	4,157		4.13%, 01/21/2026		23,361	24,530
Ethiopia International Bond					4.60%, 01/23/2046		1,861	1,840
6.63%, 12/11/2024(c)		6,391	5,801		4.75%, 03/08/2044		3,871	3,910
Export Credit Bank of Turkey					4.75%, 03/08/2044		7,060	7,131
5.38%, 11/04/2016(c)		250	254		6.05%, 01/11/2040		690	818
5.38%, 02/08/2021(c)		3,180	3,268		Montenegro Government International Bond
Gabon Government International Bond					5.75%, 03/10/2021(c)	EUR	3,528	4,050
6.38%, 12/12/2024(c)		10,108	8,830		Morocco Government International Bond
6.38%, 12/12/2024		2,762	2,413		4.25%, 12/11/2022(c)		$3,589	3,710
6.95%, 06/16/2025(c)		5,770	5,045		Mozambique International Bond
Georgia Government International Bond					10.50%, 01/18/2023 (c)		1,871	1,525
6.88%, 04/12/2021(c)		4,410	4,857		Namibia International Bonds
Ghana Government International Bond					5.25%, 10/29/2025(c)		7,615	7,484
7.88%, 08/07/2023		4,080	3,255		Nigeria Government International Bond
8.13%, 01/18/2026(c)		3,691	2,917		6.38%, 07/12/2023		1,653	1,541
8.13%, 01/18/2026		1,761	1,392		6.38%, 07/12/2023(c)		2,325	2,167
10.75%, 10/14/2030 (c)		9,690	9,533		6.75%, 01/28/2021		3,915	3,818
Hungary Government Bond					Panama Government International Bond
3.50%, 06/24/2020	HUF	1,550,800	6,039		3.75%, 03/16/2025		2,350	2,421
Hungary Government International Bond					3.88%, 03/17/2028		3,850	3,946
5.38%, 02/21/2023		$1,108	1,221		4.30%, 04/29/2053		2,665	2,562
5.38%, 03/25/2024		4,054	4,505		6.70%, 01/26/2036		2,716	3,476
5.75%, 11/22/2023		567	641		8.13%, 04/28/2034		9,109	12,570
6.38%, 03/29/2021		18,139	20,651		8.88%, 09/30/2027		2,019	2,902
Indonesia Government International Bond					9.38%, 04/01/2029		5,795	8,678
3.38%, 04/15/2023(c)		5,775	5,718		Panama Notas del Tesoro
4.13%, 01/15/2025		11,068	11,284		4.88%, 02/05/2021		5,853	6,222
4.75%, 01/08/2026(c)		6,995	7,433		Paraguay Government International Bond
4.88%, 05/05/2021		3,005	3,256		4.63%, 01/25/2023(c)		3,834	3,920
5.13%, 01/15/2045(c)		3,200	3,247		6.10%, 08/11/2044(c)		3,367	3,434
5.25%, 01/17/2042(c)		2,000	2,048

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2016 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value (000	's)	BONDS (continued)	Amount (000's) Value (000's)

Sovereign (continued)					Sovereign (continued)
Perusahaan Penerbit SBSN Indonesia III					Turkey Government International
4.35%, 09/10/2024(c)		$835	$ 853		Bond (continued)
4.55%, 03/29/2026(c)		3,185	3,263		7.00%, 06/05/2020		$3,924	$4,461
Peruvian Government International Bond					7.38%, 02/05/2025		8,012	9,715
5.63%, 11/18/2050		2,004	2,320		8.00%, 02/14/2034		6,768	8,928
6.55%, 03/14/2037		1,109	1,422		Ukraine Government International Bond
8.75%, 11/21/2033		1,575	2,390		7.75%, 09/01/2019(c)		3,862	3,728
Philippine Government International Bond					7.75%, 09/01/2020		2,295	2,201
4.95%, 01/15/2021	PHP	67,000	1,483		7.75%, 09/01/2020(c)		4,143	3,974
6.25%, 01/14/2036		70,000	1,675		7.75%, 09/01/2021		5,860	5,604
Poland Government Bond					7.75%, 09/01/2022(c)		14,479	13,822
1.50%, 04/25/2020	PLN	13,091	3,360		7.75%, 09/01/2023(c)		4,382	4,162
3.25%, 07/25/2025		11,850	3,186		7.75%, 09/01/2024(c)		5,743	5,443
Poland Government International Bond					7.75%, 09/01/2025(c)		7,861	7,384
3.00%, 03/17/2023		$2,346	2,367		7.75%, 09/01/2026(c)		1,103	1,026
4.00%, 01/22/2024		2,938	3,139		Ukreximbank Via Biz Finance PLC
5.00%, 03/23/2022		9,616	10,758		9.63%, 04/27/2022		3,875	3,585
Republic of Angola Via Northern Lights III					Uruguay Government International Bond
BV					4.38%, 10/27/2027		845	869
7.00%, 08/16/2019		7,591	7,639		Venezuela Government International Bond
Republic of Azerbaijan International Bond					7.65%, 04/21/2025		8,614	3,133
4.75%, 03/18/2024(c)		12,718	12,339		8.25%, 10/13/2024		3,283	1,227
Republic of Cameroon International Bond					8.25%, 10/13/2024		10,805	4,038
9.50%, 11/19/2025(c)		1,602	1,568		9.38%, 01/13/2034		2,636	1,015
Romania Government Bond					13.63%, 08/15/2018 (e)		6,000	3,648
5.95%, 06/11/2021	RON	20,750	6,096		11.95%, 08/05/2031		5,140	2,185
Romanian Government International Bond					Zambia Government International Bond
4.38%, 08/22/2023		$1,044	1,109		5.38%, 09/20/2022		10,216	7,597
Russian Federal Bond - OFZ					8.50%, 04/14/2024(c)		2,690	2,220
7.00%, 08/16/2023	RUB	405,100	5,685		8.97%, 07/30/2027		5,062	4,176
7.05%, 01/19/2028(g)		390,279	5,302		8.97%, 07/30/2027(c)		6,981	5,759
Russian Foreign Bond - Eurobond								$1,324,533
4.50%, 04/04/2022		$200	208
4.88%, 09/16/2023		10,800	11,495		Supranational Bank - 0.31%
5.00%, 04/29/2020		5,000	5,287		African Export-Import Bank
5.63%, 04/04/2042		16,200	17,038		3.88%, 06/04/2018		3,600	3,631
Serbia International Bond					Banque Ouest Africaine de Developpement
					5.50%, 05/06/2021(c),(d),(h)		4,000	3,957
4.88%, 02/25/2020		6,749	6,910
5.88%, 12/03/2018		1,014	1,069		Black Sea Trade & Development Bank
					4.88%, 05/06/2021(c),(d),(h)		2,570	2,596
5.88%, 12/03/2018(c)		9,469	9,981
7.25%, 09/28/2021		3,811	4,317		Eastern and Southern African Trade and
7.25%, 09/28/2021(c)		4,930	5,585		Development Bank
Slovakia Government International Bond					6.38%, 12/06/2018		3,270	3,323
4.38%, 05/21/2022(c)		848	961		European Bank for Reconstruction &
Slovenia Government International Bond					Development
5.25%, 02/18/2024(c)		6,975	7,829		5.63%, 03/15/2017	INR	130,000	1,943
5.50%, 10/26/2022(c)		4,660	5,261		Inter-American Development Bank
South Africa Government Bond					7.25%, 07/17/2017	IDR	75,700,000	5,698
8.75%, 01/31/2044	ZAR	97,962	6,228		International Finance Corp
10.50%, 12/21/2026		59,247	4,590		6.45%, 10/30/2018	INR	275,670	4,149
South Africa Government International Bond					7.75%, 12/03/2016		179,000	2,706
4.67%, 01/17/2024		$7,242	7,269		7.80%, 06/03/2019		317,670	4,931
5.88%, 09/16/2025		8,463	9,136					$32,934
Sri Lanka Government International Bond					Telecommunications - 2.59%
5.13%, 04/11/2019(c)		248	247
					Altice Luxembourg SA
5.88%, 07/25/2022(c)		4,760	4,597		7.25%, 05/15/2022	EUR	4,700	5,476
6.13%, 06/03/2025(c)		7,203	6,790
					Avaya Inc
6.25%, 10/04/2020(c)		7,655	7,801		7.00%, 04/01/2019(c)		$5,450	3,474
6.25%, 07/27/2021		15,898	15,958		B Communications Ltd
6.85%, 11/03/2025(c)		3,750	3,692		7.38%, 02/15/2021(c)		5,292	5,729
Turkey Government Bond					Bharti Airtel International Netherlands BV
8.00%, 03/12/2025(g)	TRY	28,717	9,604		5.13%, 03/11/2023(c)		1,823	1,962
10.50%, 01/15/2020 (g)		15,713	5,894
					5.35%, 05/20/2024		1,350	1,463
Turkey Government International Bond					CenturyLink Inc
3.25%, 03/23/2023		$18,514	17,665		5.63%, 04/01/2020		4,825	4,958
4.25%, 04/14/2026		2,970	2,948		5.63%, 04/01/2025		3,000	2,725
4.88%, 04/16/2043		4,503	4,222		7.50%, 04/01/2024		3,850	3,860
5.13%, 03/25/2022		2,948	3,131		Colombia Telecomunicaciones SA ESP
5.63%, 03/30/2021		2,779	3,014		8.50%, 12/29/2049(c),(f),(g)		4,219	3,755
5.75%, 03/22/2024		7,254	7,961		Columbus International Inc
6.63%, 02/17/2045		2,933	3,465		7.38%, 03/30/2021(c)		5,518	5,861
6.88%, 03/17/2036		866	1,032

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2016 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value (000	's)	BONDS (continued)	Amount (000's) Value (000's)

Telecommunications (continued)					Telecommunications (continued)
Comcel Trust via Comunicaciones Celulares					VimpelCom Holdings BV
SA					5.95%, 02/13/2023(c)		$4,464	$4,433
6.88%, 02/06/2024(c)		$4,980	$ 4,706		7.50%, 03/01/2022(c)		1,438	1,535
CommScope Technologies Finance LLC					Wind Acquisition Finance SA
6.00%, 06/15/2025(c)		19,125	19,603		4.75%, 07/15/2020(c)		5,500	5,250
Digicel Group Ltd					7.00%, 04/23/2021	EUR	3,650	3,835
7.13%, 04/01/2022(c)		19,145	15,579		7.38%, 04/23/2021(c)		$2,445	2,176
8.25%, 09/30/2020(c)		5,286	4,823					$274,010
Empresa de Telecomunicaciones de Bogota
7.00%, 01/17/2023(c)	COP	9,387,000	2,384		Transportation - 0.28%
Frontier Communications Corp					BNSF Funding Trust I
					6.61%, 12/15/2055(g)		4,610	5,186
7.13%, 01/15/2023		$1,700	1,504
8.88%, 09/15/2020(c)		10,125	10,720		CEVA Group PLC
					7.00%, 03/01/2021(c)		4,520	4,136
10.50%, 09/15/2022 (c)		3,500	3,601
GTH Finance BV					Kazakhstan Temir Zholy Finance BV
					6.95%, 07/10/2042(c)		3,451	3,227
6.25%, 04/26/2020(c)		1,245	1,243
7.25%, 04/26/2023(c)		8,640	8,646		Lima Metro Line 2 Finance Ltd
					5.88%, 07/05/2034(c)		1,725	1,770
Hughes Satellite Systems Corp
7.63%, 06/15/2021		11,225	12,488		Pelabuhan Indonesia II PT
					4.25%, 05/05/2025(c)		5,420	5,264
Inmarsat Finance PLC					5.38%, 05/05/2045(c)		3,465	3,118
4.88%, 05/15/2022(c)		2,600	2,470
Interoute Finco PLC					Transnet SOC Ltd
					4.00%, 07/26/2022(c)		3,200	2,927
7.38%, 10/15/2020(c)	EUR	7,700	9,561
Koninklijke KPN NV					XPO Logistics Inc
7.00%, 03/28/2073(c),(g)		$400	428		5.75%, 06/15/2021	EUR	3,675	4,146
Level 3 Financing Inc								$29,774
5.13%, 05/01/2023		4,900	4,986		TOTAL BONDS			$7,036,552
5.25%, 03/15/2026(c)		4,500	4,567			Principal
5.38%, 08/15/2022		2,000	2,045		CONVERTIBLE BONDS - 0.03%	Amount (000's) Value (000's)
6.13%, 01/15/2021		4,700	4,923		Banks- 0.01%
Matterhorn Telecom Holding SA					ING Groep NV
4.88%, 05/01/2023	EUR	4,595	4,914		6.50%, 12/29/2049(f),(g)		$1,000	921
Millicom International Cellular SA
6.00%, 03/15/2025		$4,150	3,974
6.63%, 10/15/2021(c)		3,631	3,676		Mining - 0.02%
Oi Brasil Holdings Cooperatief UA					Mirabela Nickel Ltd
5.75%, 02/10/2022(c)		1,190	300		9.50%, PIK 9.50%, 06/24/2019(c),(d),(e),(j)		6,650	1,795
Oi SA
9.75%, 09/15/2016(c)	BRL	6,695	350		TOTAL CONVERTIBLE BONDS			$2,716
Qualitytech LP/QTS Finance Corp					CREDIT LINKED STRUCTURED NOTES	Principal
5.88%, 08/01/2022		$6,170	6,324		- 0.03%	Amount (000's) Value (000's)
Sirius XM Canada Holdings Inc
5.63%, 04/23/2021(c)	CAD	3,600	2,812		Sovereign - 0.03%
					Republic of Iraq - Merrill Lynch
Sixsigma Networks Mexico SA de CV					2.59%, 01/07/2028(d),(e),(g)	JPY	536,954	3,113
8.25%, 11/07/2021(c)		$2,421	2,324
Sprint Communications Inc
6.00%, 11/15/2022(e)		900	662		TOTAL CREDIT LINKED STRUCTURED NOTES			$3,113
7.00%, 03/01/2020(c)		3,500	3,592		SENIOR FLOATING RATE INTERESTS - Principal
8.38%, 08/15/2017		11,370	11,597		7.47%	Amount (000's) Value (000's)
9.00%, 11/15/2018(c)		3,950	4,177		Agriculture - 0.20%
9.13%, 03/01/2017		2,100	2,166		North Atlantic Trading Co Inc, Term Loan B
Sprint Corp					7.78%, 01/13/2020(g)		$7,069	$6,954
7.25%, 09/15/2021		4,100	3,310		NVA Holdings Inc/United States, Term Loan
7.63%, 02/15/2025		650	490		8.00%, 08/08/2022(g)		6,521	6,347
7.88%, 09/15/2023		2,100	1,638		8.00%, 08/08/2022(g)		7,639	7,436
TBG Global Pte Ltd								$20,737
4.63%, 04/03/2018(c)		1,815	1,836
Telecom Italia SpA/Milano					Automobile Manufacturers - 0.03%
3.25%, 01/16/2023	EUR	3,500	4,311		Navistar Inc, Term Loan B
					6.50%, 08/07/2020(g)		3,591	3,376
Telefonica Celular del Paraguay SA
6.75%, 12/13/2022(c)		$675	665
Telefonica Europe BV					Automobile Parts & Equipment - 0.09%
4.20%, 12/29/2049(f),(g)	EUR	3,400	3,850
					BBB Industries US Holdings Inc, Term Loan
T-Mobile USA Inc					B
6.00%, 03/01/2023		$7,810	8,201		6.00%, 10/15/2021(g)		2,179	2,174
6.00%, 04/15/2024		13,650	14,282		Mavis Tire Supply LLC, Term Loan
6.46%, 04/28/2019		1,280	1,306		6.25%, 10/31/2020(d),(e),(g)		7,096	6,990
6.50%, 01/15/2026		9,800	10,388					$9,164
Turk Telekomunikasyon AS
4.88%, 06/19/2024(c)		1,990	1,966
ViaSat Inc
6.88%, 06/15/2020		4,000	4,130

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)			(continued)	Amount (000's) Value (000's)

Beverages - 0.01%				Entertainment - 0.29%
Arctic Glacier USA Inc, Term Loan B				Amaya Holdings BV, Term Loan
6.00%, 05/10/2019(g)		$1,247	$1,191	5.00%, 08/01/2021(g)		$9,950	$9,509
				Cyan Blue Holdco 3 Ltd, Term Loan
				6.41%, 02/09/2022(g)	GBP	7,700	11,246
Building Materials - 0.04%
				Delta 2 Lux Sarl, Term Loan B
GYP Holdings III Corp, Term Loan B				7.75%, 07/29/2022(g)		$10,260	9,639
4.75%, 03/26/2021(g)		4,704	4,484
							$30,394

Chemicals - 0.12%				Environmental Control - 0.13%
PQ Corp, Term Loan				Infiltrator Systems Integrated LLC, Term
0.00%, 10/27/2022(g),(l)		1,450	1,457	Loan
				9.75%, 05/19/2023(e),(g)		14,000	13,720
Road Infrastructure Investment LLC, Term
Loan
7.75%, 09/21/2021(e),(g)		440	414	Food- 0.27%
Royal Holdings Inc/IN, Term Loan				AdvancePierre Foods Inc, Term Loan
8.50%, 06/12/2023(e),(g)		11,870	11,207	9.50%, 10/02/2017(g)		10,081	10,048
			$13,078	Albertsons LLC, Term Loan B4
				5.50%, 08/11/2021(g)		4,433	4,445
Commercial Services - 0.24%
				American Seafoods Group LLC, Term Loan
Acosta Holdco Inc, Term Loan B				6.00%, 08/04/2021(e),(g)		3,259	3,153
4.25%, 09/26/2021(g)		891	881
				CTI Foods Holding Co LLC, Term Loan
Busy Bees Group Ltd, Term Loan				8.25%, 06/14/2019(g)		3,360	3,091
5.19%, 04/29/2022(g)	GBP	1,200	1,731
				Milk Specialties Co, Term Loan B
Concentra Inc, Term Loan B				8.25%, 11/07/2018(g)		8,159	8,148
9.00%, 04/22/2023(g)		$10,200	9,945
9.00%, 04/22/2023(g)		7,220	7,040				$28,885
Lineage Logistics LLC, Term Loan B				Healthcare - Products - 0.15%
4.50%, 03/31/2021(g)		1,658	1,526	CareCore National LLC, Term Loan
Washington Inventory Service, Term Loan				5.50%, 02/12/2021(g)		4,743	4,393
10.25%, 06/18/2019 (e),(g)		6,800	4,420	5.50%, 02/12/2021(g)		11,970	11,087
			$25,543

Computers - 0.04%				Healthcare - Services - 1.02%
Expert Global Solutions Inc/Georgia, Term				Affordable Care Holding Corp, Term Loan
Loan B				5.75%, 10/22/2020(g)		3,591	3,573
8.50%, 04/02/2018(g)		4,379	4,324	HC Group Holdings III Inc, Term Loan B
				6.00%, 03/25/2022(g)		8,896	8,930
				Heartland Dental LLC, Term Loan
Distribution & Wholesale - 0.18%				5.50%, 12/21/2018(g)		16,132	15,940
Foundation Building Materials LLC, Term				9.75%, 06/20/2019(g)		21,740	20,599
Loan
7.25%, 10/07/2022(g)		2,793	2,657	Opal Acquisition Inc, Term Loan B
				5.00%, 11/20/2020(g)		15,432	13,503
11.50%, 10/06/2023 (e),(g)		14,370	13,364
				US Renal Care Inc, Term Loan
HBC Holdings LLC, Term Loan B				9.00%, 11/17/2023(g)		16,400	16,400
6.75%, 09/30/2019(d),(e),(g)		3,448	3,344
				9.00%, 11/17/2023(g)		29,340	29,340
			$19,365
							$108,285
Diversified Financial Services - 0.24%
				Holding Companies - Diversified - 0.07%
Connolly Corp, Term Loan
8.00%, 05/13/2022(g)		24,260	23,290	Spirit Retail Bidco Ltd, Term Loan
				4.63%, 06/30/2021(d),(e),(g)		7,730	7,575
LPL Holdings Inc, Term Loan B
4.75%, 11/10/2022(g)		1,895	1,876
			$25,166	Home Furnishings - 0.00%
				Targus Group International Inc, PIK Term
Electric - 0.08%				Loan
Invenergy Thermal Operating I LLC, Term				14.79%, PIK 5.78%, 12/31/2019 (d),(g),(j)		232	341
Loan B				14.79%, PIK 5.65%, 12/31/2019 (d),(g),(j)		77	113
6.50%, 10/05/2022(g)		6,169	5,799
				Targus Group International Inc, PIK Term
Panda Liberty LLC, Term Loan B1				Loan B
7.50%, 08/21/2020(g)		2,300	2,231
				0.00%, 05/24/2016(b),(d),(e),(g)		878	—
			$8,030				$454

Electronics - 0.23%				Insurance - 0.72%
CPI Buyer LLC, Term Loan				AssuredPartners Inc, Term Loan
8.50%, 07/18/2022(e),(g)		10,160	9,449
				5.75%, 10/14/2022(g)		4,011	3,996
Linxens France SA, Term Loan				Asurion LLC, Term Loan
9.50%, 07/31/2023(e),(g)		15,795	14,729
				8.50%, 02/19/2021(g)		21,950	21,041
			$24,178	8.50%, 02/19/2021(g)		40,904	39,209
Engineering & Construction - 0.01%				Asurion LLC, Term Loan B
NANA Development Corp, Term Loan B				5.00%, 08/04/2022(g)		7,227	7,174
8.00%, 03/13/2018(e),(g)		600	552	Hyperion Insurance Group Ltd, Term Loan B
				5.50%, 03/26/2022(g)		5,003	4,932
							$76,352

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)			(continued)	Amount (000's) Value (000's)

Internet - 0.49%				Oil & Gas Services (continued)
Accuvant Inc, Term Loan				Panda Temple Power II LLC, Term Loan B
10.00%, 01/30/2023 (g)		$27,705	$26,089	7.25%, 04/03/2019(g)	$848	$759
Accuvant Inc, Term Loan B						$2,535
6.25%, 01/28/2022(g)		3,960	3,903
Active Network Inc/The, Term Loan B				Packaging & Containers - 0.24%
5.50%, 11/06/2020(g)		1,568	1,490	Berlin Packaging LLC, Term Loan
				7.75%, 09/23/2022(g)	17,050	16,112
EIG Investors Corp, Term Loan B
6.48%, 11/09/2019(e),(g)		3,562	3,416	FPC Holdings Inc, Term Loan
				9.25%, 05/15/2020(e),(g)	9,400	6,580
ProQuest LLC, Term Loan B
5.75%, 09/24/2021(g)		3,465	3,346	Prolampac Intermediate Inc, Term Loan B
				5.75%, 08/06/2022(g)	2,992	2,962
Severin Acquisition LLC, Term Loan
5.87%, 07/29/2021(d),(e),(g)		2,637	2,610			$25,654
TCH-2 Holdings LLC, Term Loan				Pharmaceuticals - 0.43%
8.75%, 11/06/2021(e),(g)		4,700	4,136
				9089969 Canada Inc, Term Loan A2
TIBCO Software Inc, Term Loan B				6.00%, 12/23/2021(g)	908	899
6.50%, 11/25/2020(g)		7,426	6,680
				BioScrip Inc, Delay-Draw Term Loan B-DD
			$51,670	6.50%, 07/22/2020(g)	5,748	5,259
Leisure Products & Services - 0.12%				BioScrip Inc, Term Loan B
				6.50%, 06/05/2020(g)	9,580	8,766
Equinox Holdings Inc, Term Loan
9.75%, 05/16/2020(g)		12,500	12,441	Genoa a QoL Healthcare Co LLC, Term
Fitness & Sports Clubs LLC, Term Loan B				Loan
				8.75%, 04/28/2023(g)	13,076	12,422
5.53%, 06/24/2020(g)		150	147
				Lanai Holdings III Inc, Term Loan
			$12,588	8.75%, 08/14/2023(e),(g)	16,800	16,464
Lodging - 0.18%				Nellson Nutraceutical LLC, Term Loan A1
Parq Holdings LP, Term Loan				6.00%, 12/23/2021(g)	1,463	1,448
8.50%, 12/04/2020(g)		19,771	18,782			$45,258

				Retail - 0.39%
Machinery - Diversified - 0.16%				99 Cents Only Stores LLC, Term Loan B2
CPM Holdings Inc, Term Loan				4.50%, 01/11/2019(g)	8,089	4,974
10.25%, 12/02/2022 (e),(g)		15,470	14,542	Belk Inc, Term Loan B
CPM Holdings Inc, Term Loan B				5.75%, 11/18/2022(g)	5,700	5,073
6.00%, 04/01/2022(g)		2,554	2,534	Mattress Holding Corp, Term Loan B
			$17,076	6.25%, 10/01/2021(g)	1,146	1,144
				Nautilus Merger Sub Inc, Term Loan
Media- 0.07%				6.75%, 03/11/2022(g)	13,312	11,947
Cengage Learning Acquisitions Inc, Term
				PET Acquisition Merger Sub LLC, Term Loan
Loan EXIT
7.00%, 03/06/2020(g)		4,618	4,590	B1
				5.75%, 01/15/2023(g)	5,087	5,116
Numericable US LLC, Term Loan B
5.00%, 01/08/2024(g)		2,500	2,509	PET Acquisition Merger Sub LLC, Term Loan
				B2
			$7,099	5.64%, 01/15/2023(g)	1,696	1,703
Metal Fabrication & Hardware - 0.00%				Sears Roebuck Acceptance Corp, Term Loan
Doncasters US Finance LLC, Term Loan				B
9.50%, 10/28/2020(g)		270	253	5.50%, 06/30/2018(g)	11,375	10,877
						$40,834

Mining - 0.02%				Semiconductors - 0.06%
Chemstralia Pty Ltd, Term Loan B				Avago Technologies Cayman Finance Ltd,
7.25%, 02/09/2022(g)		2,477	2,428	Term Loan B1
				4.25%, 11/11/2022(g)	1,000	1,000
				4.25%, 11/11/2022(g)	4,200	4,201
Miscellaneous Manufacturers - 0.09%
				Micron Technology Inc, Term Loan B
Survitec Group Ltd, Term Loan				8.14%, 04/15/2022(g)	1,000	1,003
5.26%, 02/24/2022(g)	GBP	1,100	1,558
UTEX Industries Inc, Term Loan						$6,204
8.25%, 05/16/2022(e),(g)		$8,890	5,067	Software - 0.64%
UTEX Industries Inc, Term Loan B				Advanced Computer Software Group PLC,
5.00%, 05/14/2021(g)		3,341	2,572	Term Loan
			$9,197	10.50%, 01/30/2023 (g)	5,100	4,705
				Air Newco LLC, Term Loan B
Oil & Gas - 0.02%				6.50%, 01/28/2022(g)	4,554	4,372
Petrochoice Holdings Inc, Term Loan
6.00%, 07/30/2022(g)		2,488	2,463	Aspect Software Inc, Term Loan B
				9.50%, 05/07/2016(g)	3,904	3,840
				Compuware Corp, Term Loan B1
Oil & Gas Services - 0.02%				6.25%, 12/11/2019(g)	1,549	1,508
FTS International Inc, Term Loan				Evergreen Skills Lux Sarl, Term Loan
5.75%, 04/09/2021(g)		1,300	241	0.00%, 04/23/2021(g),(l)	3,571	3,125
McJunkin Red Man Corp, Term Loan B				9.25%, 04/28/2022(g)	15,677	9,720
4.75%, 11/08/2019(g)		1,584	1,535	Infor US Inc, Term Loan B3
				3.75%, 06/03/2020(g)	297	291

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		(e)Security is Illiquid. At the end of the period, the value of these securities
(continued)	Amount (000's) Value (000's)		totaled $342,404 or 3.24% of net assets.
			(f)Perpetual security. Perpetual securities pay an indefinite stream of
Software (continued)			interest, but they may be called by the issuer at an earlier date.
Infor US Inc, Term Loan B5			(g)Variable Rate. Rate shown is in effect at April 30, 2016.
3.75%, 06/03/2020(g)	$475	$463
			(h)Security purchased on a when-issued basis.
Informatica LLC, Term Loan B			(i)Security is an Interest Only Strip.
4.25%, 06/03/2022(g)	1,990	1,955
			(j)Payment in kind; the issuer has the option of paying additional securities
MA FinanceCo LLC, Term Loan B			in lieu of cash.
5.26%, 10/07/2021(g)	1,527	1,523
			(k)Security is a Principal Only Strip.
Magic Newco LLC, Term Loan			(l)This Senior Floating Rate Note will settle after April 30, 2016, at which
12.00%, 12/06/2019 (g)	10,000	10,437
			time the interest rate will be determined.
Nathan Merger Co, Term Loan
5.75%, 04/05/2023(g)	3,200	3,204
SolarWinds Holdings Inc, Term Loan
6.50%, 02/01/2023(g)	2,200	2,198
6.50%, 02/01/2023(g)	8,600	8,594
Solera LLC, Term Loan B
5.75%, 02/28/2023(g)	6,450	6,474
5.75%, 02/28/2023(g)	5,200	5,220
		$67,629

Sovereign - 0.10%
Brazil ECA, Term Loan A
6.25%, 01/10/2018(d),(g)	10,000	10,041

Storage & Warehousing - 0.03%
Americold Realty Trust Inc, Term Loan
6.50%, 11/03/2022(g)	2,993	3,007

Telecommunications - 0.17%
Avaya Inc, Term Loan B6
6.50%, 03/31/2018(g)	3,276	2,174
Avaya Inc, Term Loan B7
6.25%, 04/30/2020(g)	6,929	4,348
Gogo Intermediate Holdings LLC, Term Loan
B1
11.25%, 06/21/2017 (e),(g)	4,052	4,093
Gogo Intermediate Holdings LLC, Term Loan
B2
7.50%, 03/21/2018(e),(g)	1,334	1,287
LTS Buyer LLC, Term Loan
8.00%, 03/28/2021(g)	5,947	5,888
		$17,790

Transportation - 0.08%
CEVA Group PLC, SYNTH LOC
6.50%, 03/19/2021(g)	559	487
CEVA Group PLC, Term Loan
6.50%, 03/12/2021(g)	796	695
6.50%, 03/19/2021(g)	100	87
CEVA Intercompany BV, Term Loan
6.50%, 03/19/2021(g)	577	504
SIRVA Worldwide Inc, Term Loan
7.50%, 03/22/2019(e),(g)	6,739	6,368
		$8,141
TOTAL SENIOR FLOATING RATE INTERESTS		$788,982
TOTAL PURCHASED OPTIONS - 0.02%		$1,922
Total Investments	$10,451,739
Other Assets and Liabilities - 1.15%		$121,084
TOTAL NET ASSETS - 100.00%	$10,572,823

(a)	Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled $438,415 or 4.15% of net assets.
(b)	Non-Income Producing Security
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $3,443,971 or 32.57% of net assets.
(d)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $127,926 or 1.21% of net assets.

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2016 (unaudited)

Portfolio Summary (unaudited)		Portfolio Summary (unaudited) (continued)
Country	Percent	Country	Percent
United States	62.41%	India	0.04%
United Kingdom	3.04%	Montenegro	0.04%
Canada	2.14%	Guernsey	0.04%
Luxembourg	2.09%	Austria	0.03%
Mexico	2.01%	Belgium	0.03%
Netherlands	1.99%	Philippines	0.03%
France	1.62%	Denmark	0.02%
Japan	1.45%	Purchased Options	0.02%
Indonesia	1.16%	Cameroon	0.01%
Cayman Islands	1.15%	Trinidad And Tobago	0.01%
Argentina	1.13%	Uruguay	0.01%
Brazil	1.10%	Mozambique	0.01%
Turkey	0.99%	Slovakia	0.01%
Germany	0.75%	New Zealand	0.00%
Colombia	0.75%	Other Assets and Liabilities	1.15%
Australia	0.71%	TOTAL NET ASSETS	100.00%
South Africa	0.66%
Dominican Republic	0.49%
Kazakhstan	0.49%
Costa Rica	0.48%
Cote d'Ivoire	0.47%
Venezuela	0.47%
Croatia	0.47%
Ukraine	0.46%
Chile	0.45%
Ireland	0.44%
Panama	0.44%
Hong Kong	0.43%
Russian Federation	0.43%
Jersey, Channel Islands	0.41%
Spain	0.40%
Bermuda	0.38%
El Salvador	0.38%
Sri Lanka	0.36%
Italy	0.32%
Hungary	0.32%
Supranational	0.31%
Azerbaijan	0.31%
Angola	0.26%
Serbia	0.26%
Singapore	0.24%
Virgin Islands, British	0.24%
Poland	0.21%
Jamaica	0.20%
China	0.20%
Switzerland	0.19%
Sweden	0.19%
Zambia	0.18%
Kenya	0.18%
Ghana	0.16%
Iraq	0.16%
Gabon	0.15%
Marshall Islands	0.14%
Malaysia	0.14%
Taiwan, Province Of China	0.13%
Egypt	0.13%
Slovenia	0.12%
Peru	0.11%
Norway	0.11%
Finland	0.09%
United Arab Emirates	0.09%
Bahrain	0.08%
Paraguay	0.08%
Israel	0.08%
Romania	0.07%
Nigeria	0.07%
Namibia	0.07%
Georgia	0.06%
Korea, Republic Of	0.05%
Morocco	0.05%
Barbados	0.05%
Thailand	0.05%
Ethiopia	0.05%
Lithuania	0.05%

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2016 (unaudited)

Credit Default Swaps

Sell Protection
		Implied
		Credit Spread	(Pay)/			Upfront	Unrealized
		as of April	Receive	Expiration	Notional Amount	Premiums	Appreciation/		Fair Value (b)
Counterparty (Issuer)	Reference Entity	30, 2016 (c)	Fixed Rate	Date	(a)	Paid/(Received)	(Depreciation)		Asset	Liability
Credit Suisse	Petroleos de	74.97%	5.00%	06/20/2016	$20,000	$(513)	$(976)	$	— $	(1,489)
	Venezuela SA
JPMorgan Chase	Mexico Government	2.28%	1.00%	06/20/2026	5,300	(525)	(53)		—	(578)
	International Bond
Total						$(1,038)	$(1,029)	$	— $	(2,067)

Amounts in thousands

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $25,300.

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments requiredtobe made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	05/11/2016	EUR	3,177,000	$3,611	$3,639	$28	$—
Bank of America NA	05/31/2016	GBP	4,255,344	6,159	6,217	58	—
JPMorgan Chase	05/04/2016	EUR	190,609,696	217,187	218,264	1,077	—
JPMorgan Chase	05/06/2016	EUR	105,934,784	120,753	121,310	557	—
JPMorgan Chase	05/06/2016	GBP	37,479,697	54,766	54,763	9	(12)
JPMorgan Chase	05/06/2016	JPY	314,872,800	2,936	2,960	24	—
JPMorgan Chase	05/18/2016	COP	46,428,055,000	16,088	16,269	181	—
JPMorgan Chase	05/31/2016	PLN	20,032,700	5,149	5,250	101	—
JPMorgan Chase	05/31/2016	RUB	311,511,839	4,732	4,772	40	—
JPMorgan Chase	05/31/2016	TRY	27,196,511	9,552	9,654	102	—
JPMorgan Chase	05/31/2016	ZAR	33,532,703	2,306	2,343	37	—
JPMorgan Chase	06/02/2016	BRL	32,154,216	9,019	9,257	238	—
JPMorgan Chase	06/10/2016	EUR	38,928,561	44,621	44,621	—	—
Royal Bank of Scotland PLC	05/11/2016	COP	9,808,640,000	3,160	3,440	280	—
Royal Bank of Scotland PLC	05/18/2016	COP	24,341,958,000	8,100	8,530	430	—
Royal Bank of Scotland PLC	05/31/2016	JPY	709,231,272	6,549	6,671	122	—
Standard Chartered Bank, Hong Kong	05/03/2016	BRL	11,092,492	3,117	3,225	108	—
Standard Chartered Bank, Hong Kong	05/31/2016	MXN	81,559,967	4,733	4,729	—	(4)
Total						$3,392	$(16)
						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	05/11/2016	CAD	3,568,000	$2,713	$2,844	$—	$(131)
Bank of America NA	05/11/2016	EUR	20,827,000	23,703	23,853	—	(150)
Bank of America NA	05/11/2016	GBP	10,004,000	14,055	14,617	—	(562)
Bank of America NA	05/31/2016	JPY	684,382,720	6,160	6,438	—	(278)
HSBC Securities Inc	05/03/2016	BRL	11,722,605	3,157	3,408	—	(251)
JPMorgan Chase	05/04/2016	EUR	192,009,249	217,187	219,867	—	(2,680)
JPMorgan Chase	05/06/2016	EUR	106,488,265	121,368	121,944	—	(576)
JPMorgan Chase	05/06/2016	GBP	37,479,697	53,859	54,763	—	(904)
JPMorgan Chase	05/06/2016	JPY	314,872,800	2,802	2,959	—	(157)
JPMorgan Chase	05/18/2016	COP	46,428,055,000	15,401	16,268	—	(867)
JPMorgan Chase	05/18/2016	EUR	191,084,697	217,827	218,884	—	(1,057)
JPMorgan Chase	06/01/2016	HUF	1,602,955,964	5,809	5,887	—	(78)
JPMorgan Chase	06/02/2016	BRL	32,154,216	7,867	9,257	—	(1,390)
JPMorgan Chase	06/10/2016	EUR	60,248,600	68,892	69,059	—	(167)
JPMorgan Chase	06/10/2016	GBP	37,435,200	54,839	54,695	144	—
JPMorgan Chase	06/10/2016	JPY	335,783,500	3,133	3,160	—	(27)
Royal Bank of Scotland PLC	05/31/2016	EUR	18,097,261	20,505	20,737	—	(232)
Royal Bank of Scotland PLC	05/31/2016	GBP	3,018,348	4,402	4,410	—	(8)
Total						$144	$(9,515)

Amounts in thousands except contracts

See accompanying notes

		Schedule of Investments
Global Diversified Income Fund
April 30, 2016 (unaudited)

Options

				Upfront Premiums		Unrealized
Purchased Options Outstanding	Exercise Price Expiration Date		Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - S&P 500 Index	$2,165.00	05/23/2016	236	$38	$13	$(25)
Call - S&P 500 Index	$2,120.00	05/09/2016	623	176	43	(133)
Call - S&P 500 Index	$2,155.00	05/16/2016	411	75	12	(63)
Call - S&P 500 Index	$2,125.00	05/31/2016	636	333	395	62
Put - S&P 500 Index	$2,000.00	05/23/2016	236	175	249	74
Put - S&P 500 Index	$1,980.00	05/09/2016	623	750	58	(692)
Put - S&P 500 Index	$2,005.00	05/16/2016	411	381	279	(102)
Put - S&P 500 Index	$1,995.00	05/31/2016	636	956	873	(83)
Total				$2,884	$1,922	$(962)

				Upfront Premiums		Unrealized
Written Options Outstanding	Exercise Price Expiration Date		Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - Energy Select Sector SPDR Fund	$60.00	05/30/2016	7,001	$(3,479)	$(5,431)	$(1,952)
Call - iShares MSCI EAFE ETF	$53.00	05/23/2016	21,364	(10,104)	(11,762)	(1,658)
Call - iShares MSCI Emerging Markets ETF	$31.00	05/23/2016	17,522	(5,979)	(6,069)	(90)
Call - iShares U.S. Real Estate ETF	$75.00	05/23/2016	14,240	(4,237)	(3,261)	976
Call - NASDAQ-100 Index	$5,105.00	06/20/2016	362	(34)	(3)	31
Call - Philadelphia Gold & Silver Index	$80.00	05/23/2016	933	(198)	(1,287)	(1,089)
Call - S&P 100 Index	$860.00	05/23/2016	1,563	(8,710)	(8,860)	(150)
Call - S&P 500 Index	$2,140.00	05/16/2016	411	(143)	(36)	107
Call - S&P 500 Index	$2,105.00	05/09/2016	623	(335)	(133)	202
Call - S&P 500 Index	$2,110.00	05/31/2016	636	(545)	(649)	(104)
Call - S&P 500 Index	$2,135.00	05/23/2016	236	(134)	(62)	72
Call - S&P 500 Index	$2,250.00	05/23/2016	2,460	(71)	(18)	53
Call - SPDR S&P 500 ETF Trust	$193.00	05/23/2016	4,087	(5,460)	(5,646)	(186)
Call - Utilities Select Sector SPDR Fund	$47.00	05/23/2016	17,771	(3,430)	(3,085)	345
Put - S&P 500 Index	$2,025.00	05/16/2016	411	(500)	(420)	80
Put - S&P 500 Index	$1,995.00	05/09/2016	623	(926)	(98)	828
Put - S&P 500 Index	$2,035.00	05/23/2016	236	(288)	(422)	(134)
Put - S&P 500 Index	$2,010.00	05/31/2016	636	(1,143)	(1,056)	87
Total				$(45,716)	$(48,298)	$(2,582)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Global Real Estate Securities Fund
April 30, 2016 (unaudited)

COMMON STOCKS - 99.44%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Engineering & Construction - 0.44%			REITS (continued)
LendLease Group	1,388,502	$13,338	Prologis Inc	1,540,125	$69,937
			Public Storage	201,991	49,449
			Regency Centers Corp	295,380	21,770
Lodging - 1.03%			Rexford Industrial Realty Inc	537,145	10,082
City Developments Ltd	2,537,700	15,697	Saul Centers Inc	211,722	11,259
Hilton Worldwide Holdings Inc	698,100	15,393	Scentre Group	15,774,401	55,992
		$31,090	Segro PLC	5,121,077	31,289
Real Estate - 19.52%			Simon Property Group Inc	1,051,797	211,590
Aeon Mall Co Ltd	1,237,100	17,014	SL Green Realty Corp	572,012	60,107
CapitaLand Ltd	7,168,800	16,513	Spirit Realty Capital Inc	2,366,081	27,044
Castellum AB	1,360,341	21,791	STORE Capital Corp	1,140,681	29,281
CBRE Group Inc (a)	572,110	16,951	Sun Communities Inc	434,480	29,488
Cheung Kong Property Holdings Ltd	7,937,500	54,209	Sunstone Hotel Investors Inc	2,493,390	31,940
China Resources Land Ltd	3,060,000	7,517	Tanger Factory Outlet Centers Inc	250,195	8,777
Dalian Wanda Commercial Properties Co Ltd	3,049,300	19,963	Unibail-Rodamco SE	133,377	35,751
(b),(c)			Vornado Realty Trust	159,561	15,275
Deutsche Wohnen AG	2,360,369	72,374	Welltower Inc	1,311,922	91,074
Fabege AB	1,920,433	32,070	Workspace Group PLC	1,408,523	17,200
Henderson Land Development Co Ltd	4,945,000	30,820			$2,330,381
Mitsui Fudosan Co Ltd	4,056,793	99,077	Software - 0.55%
New World Development Co Ltd	26,088,000	25,945	InterXion Holding NV (a)	490,540	16,619
Sponda OYJ	4,149,416	18,069
Sun Hung Kai Properties Ltd	2,559,577	32,259
TLG Immobilien AG	1,063,617	22,530	Storage & Warehousing - 0.50%
Tokyo Tatemono Co Ltd	1,554,600	20,526	Safestore Holdings PLC	3,005,074	14,898
UNITE Group PLC/The	3,503,778	32,400
Vonovia SE	789,522	26,613	TOTAL COMMON STOCKS		$2,994,017
Wihlborgs Fastigheter AB	1,036,005	21,050	INVESTMENT COMPANIES - 1.03%	Shares Held Value (000's)
		$587,691
			Publicly Traded Investment Fund - 1.03%
REITS - 77.40%			Morgan Stanley Institutional Liquidity Funds -	31,038,402	31,038
Advance Residence Investment Corp	7,607	20,489	Government Portfolio
Alexandria Real Estate Equities Inc	325,490	30,254
American Campus Communities Inc	424,949	19,016	TOTAL INVESTMENT COMPANIES		$31,038
American Tower Corp	226,761	23,783	Total Investments		$3,025,055
Apartment Investment & Management Co	1,016,943	40,739	Other Assets and Liabilities - (0.47)%		$(14,241)
AvalonBay Communities Inc	507,430	89,709	TOTAL NET ASSETS - 100.00%		$3,010,814
Big Yellow Group PLC	993,830	11,707
Boston Properties Inc	638,855	82,323
British Land Co PLC/The	1,180,397	12,420	(a) Non-Income Producing Security
Crown Castle International Corp	371,070	32,239	(b)	Security exempt from registration under Rule 144A of the Securities Act of
CubeSmart	1,818,298	53,840	1933. These securities may be resold in transactions exempt from
DDR Corp	905,477	15,846	registration, normally to qualified institutional buyers. At the end of the
Duke Realty Corp	1,881,745	41,154	period, the value of these securities totaled $19,963 or 0.66% of net assets.
Education Realty Trust Inc	504,302	20,056	(c)	Fair value of these investments is determined in good faith by the Manager
EPR Properties	371,657	24,485	under procedures established and periodically reviewed by the Board of
Equinix Inc	128,050	42,301	Directors. At the end of the period, the fair value of these securities totaled
Equity One Inc	1,169,693	33,102	$19,963 or 0.66% of net assets.
Equity Residential	1,001,896	68,199
Essex Property Trust Inc	369,698	81,500
Extra Space Storage Inc	440,240	37,398
Federal Realty Investment Trust	111,082	16,893	Portfolio Summary (unaudited)
First Industrial Realty Trust Inc	889,444	20,404	Country		Percent
Gecina SA	197,482	28,538	United States		54.35%
General Growth Properties Inc	2,316,239	64,924	Japan		11.83%
Goodman Group	8,674,431	45,193	United Kingdom		6.81%
Great Portland Estates PLC	2,348,653	26,042	Hong Kong		6.54%
Hoshino Resorts REIT Inc	691	8,421	Australia		5.23%
Japan Logistics Fund Inc	10,330	22,934	France		4.97%
Japan Rental Housing Investments Inc	11,001	8,664	Germany		4.04%
Japan Retail Fund Investment Corp	16,763	41,184	Sweden		2.49%
Kenedix Office Investment Corp	2,657	15,557	Spain		1.33%
Kenedix Retail REIT Corp	5,598	14,763	Singapore		1.07%
Kilroy Realty Corp	321,641	20,846	China		0.66%
Klepierre	1,808,581	85,062	Finland		0.60%
Land Securities Group PLC	3,560,381	58,972	Netherlands		0.55%
Link REIT	7,647,000	46,393	Other Assets and Liabilities		(0.47)%
Merlin Properties Socimi SA	3,439,218	40,032	TOTAL NET ASSETS		100.00%
Mirvac Group	30,334,410	42,918
Nomura Real Estate Master Fund Inc	31,861	49,982
Orix JREIT Inc	22,469	37,424
Pebblebrook Hotel Trust	993,951	27,473
Physicians Realty Trust	1,097,445	19,897

See accompanying notes

Schedule of Investments

Government & High Quality Bond Fund

April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 3.52%		Shares Held	Value (000's)		Principal
				BONDS (continued)	Amount (000's)	Value (000's)
Publicly Traded Investment Fund - 3.52%

Goldman Sachs Financial Square Funds -		56,032,062	$56,032	Commercial Mortgage Backed Securities (continued)

Government Fund				WFRBS Commercial Mortgage Trust 2014-
				C22

TOTAL INVESTMENT COMPANIES			$56,032	4.06%, 09/15/2057(a),(b)	$4,840	$3,521

		Principal		WFRBS Commercial Mortgage Trust 2014-

BONDS- 31.19%		Amount (000's)	Value (000's)	C23
				4.52%, 10/15/2057(a)	9,700	10,456

Commercial Mortgage Backed Securities - 11.18%				WFRBS Commercial Mortgage Trust 2014-

CFCRE Commercial Mortgage Trust 2011-				LC14

C1				4.34%, 03/15/2047(a)	8,000	8,056
6.30%, 04/15/2044(a),(b)		$3,000	$3,248
						$178,117
Citigroup Commercial Mortgage Trust 2013-

GC17				Home Equity Asset Backed Securities - 0.74%

4.54%, 11/10/2046		6,363	7,137	ACE Securities Corp Mortgage Loan Trust

Citigroup Commercial Mortgage Trust 2015-				Series 2007-D1

GC35				6.34%, 02/25/2038(a),(b)	4,110	3,956

4.35%, 11/10/2048(a)		4,300	4,484	6.93%, 02/25/2038(b)	7,968	7,870

Citigroup Commercial Mortgage Trust 2016-						$11,826

GC36

4.92%, 02/10/2049(a)		3,500	3,547	Mortgage Backed Securities - 19.07%
				BNPP Mortgage Securities LLC 2009-1
COMM 2014-UBS4 Mortgage Trust

4.78%, 08/10/2047(a)		5,000	4,927	Trust
				6.00%, 08/27/2037(b)	6,757	6,952

Ginnie Mae				Citigroup Mortgage Loan Trust 2014-A
0.11%, 04/16/2053(a),(c)		20,999	509
				5.44%, 01/25/2035(a),(b)	6,443	6,809
0.37%, 08/16/2053(a),(c)		17,736	444

0.52%, 01/16/2054(a),(c)		45,646	2,091	Citigroup Mortgage Loan Trust 2015-PS1
				5.25%, 09/25/2042(a),(b)	8,337	9,000
0.57%, 12/16/2053(a),(c)		35,692	1,635

0.63%, 08/16/2051(a),(c)		90,587	4,703	Fannie Mae Interest Strip
				3.50%, 12/25/2043(c)	7,163	1,186
0.66%, 06/16/2052(a),(c)		39,347	1,787
				7.00%, 04/25/2024(a),(c)	57	11
0.67%, 09/16/2053(a),(c)		28,598	1,078

0.67%, 10/16/2053(a),(c)		43,716	2,253	Fannie Mae REMICS
				1.04%, 04/25/2027(a)	14	14
0.68%, 04/16/2047(a),(c)		99,553	5,063
				1.61%, 03/25/2046(a),(c)	51,674	2,961
0.69%, 03/16/2049(a),(c)		37,808	1,444
				1.69%, 04/25/2045(a),(c)	43,886	3,066
0.74%, 11/16/2045(a),(c)		41,438	2,117
				1.70%, 06/25/2045(a),(c)	61,778	4,496
0.77%, 12/16/2053(a),(c)		84,993	4,782
				1.71%, 08/25/2044(a),(c)	59,239	4,279
0.77%, 06/16/2054(a),(c)		73,033	3,206
				1.78%, 07/25/2045(a),(c)	61,135	4,192
0.78%, 10/16/2054(a),(c)		55,414	2,327
				1.79%, 11/25/2044(a),(c)	38,597	2,916
0.82%, 11/16/2052(a),(c)		59,334	3,626
				1.83%, 08/25/2044(a),(c)	44,256	2,911
0.83%, 02/16/2053(a),(c)		48,181	3,063
				2.50%, 02/25/2028(a),(c)	23,401	2,072
0.85%, 04/16/2056(a),(c)		37,528	2,495

0.88%, 03/16/2052(a),(c)		70,220	4,790	2.50%, 11/25/2041	6,435	6,607
				3.50%, 01/25/2028(a),(c)	21,990	2,534
0.89%, 06/16/2054(a),(c)		31,145	1,611
				3.50%, 06/25/2033(a),(c)	23,290	2,912
0.91%, 02/16/2053(a),(c)		60,692	3,774
				3.50%, 01/25/2040(a),(c)	26,509	3,110
0.91%, 01/16/2056(a),(c)		24,578	1,653
				3.50%, 11/25/2042(a),(c)	29,760	5,276
0.95%, 07/16/2047(a),(c)		78,908	4,991

0.96%, 02/16/2046(a),(c)		65,874	3,913	3.50%, 02/25/2043	1,747	1,844

0.96%, 09/16/2053(a),(c)		59,868	3,617	4.00%, 06/25/2039	10,000	10,733
				4.00%, 12/25/2039(c)	14,489	1,870
0.99%, 12/16/2053(a),(c)		15,182	774
				4.50%, 04/25/2045(a),(c)	35,918	8,363
1.00%, 06/16/2057(a),(c)		17,903	1,557

1.01%, 10/16/2056(a),(c)		44,144	3,687	7.00%, 04/25/2032	1,478	1,698

1.21%, 03/16/2049(a),(c)		36,448	2,330	9.00%, 05/25/2020	15	17
				Freddie Mac REMICS

2.60%, 11/16/2055		7,932	7,966	1.33%, 02/15/2021(a)	9	9

3.00%, 09/16/2049		6,200	6,181	1.81%, 04/15/2040(a),(c)	56,101	3,847

GS Mortgage Securities Trust 2011-GC5				1.81%, 02/15/2042(a),(c)	43,297	2,761
5.49%, 08/10/2044(a),(b)		4,624	4,662
				1.84%, 05/15/2041(a),(c)	83,064	5,310

GS Mortgage Securities Trust 2013-GC13				1.93%, 10/15/2040(a),(c)	57,355	4,293
4.20%, 07/10/2046(a),(b)		5,000	4,297
				1.94%, 10/15/2040(a),(c)	46,133	3,634

GS Mortgage Securities Trust 2015-GC34				2.50%, 11/15/2032	7,259	7,346
4.81%, 10/10/2048(a)		4,169	4,115
				2.50%, 01/15/2043(a),(c)	18,760	2,495

JP Morgan Chase Commercial Mortgage				2.50%, 02/15/2043	3,730	3,712

Securities Trust 2013-C10				3.00%, 08/15/2028	4,560	4,761
3.37%, 12/15/2047(a)		7,800	8,112
				3.00%, 11/15/2030(a),(c)	9,822	756

JP Morgan Chase Commercial Mortgage				3.00%, 06/15/2031(a),(c)	14,748	1,399

Securities Trust 2013-C16				3.00%, 06/15/2040	7,915	8,215
5.08%, 12/15/2046(a)		8,000	8,937
				3.00%, 10/15/2042	2,581	2,676

JPMBB Commercial Mortgage Securities				3.00%, 03/15/2043	7,369	7,647

Trust 2014-C25				3.00%, 03/15/2044	5,950	6,229
4.60%, 11/15/2047(a)		5,000	4,996
				3.00%, 05/15/2044	1,588	1,615

Wells Fargo Commercial Mortgage Trust				3.00%, 05/15/2044(a)	4,354	4,543

2015	-C31			3.50%, 01/15/2028(a),(c)	11,581	1,271
4.77%, 11/15/2048(a)		6,000	5,956
				3.50%, 04/15/2040(c)	15,409	1,232

WFRBS Commercial Mortgage Trust 2013-				4.00%, 06/15/2028(a),(c)	2,823	62

C14				4.00%, 02/15/2039(a),(c)	30,370	2,982
4.13%, 06/15/2046(a),(b)		2,500	2,199

See accompanying notes				204

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2016 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
			Federal Home Loan Mortgage Corporation (FHLMC)
Mortgage Backed Securities (continued)
			(continued)
Freddie Mac REMICS (continued)
			3.50%, 02/01/2044	$9,234	$9,715
4.00%, 05/15/2039	$4,825	$5,134
4.00%, 11/15/2042(a),(c)	17,508	2,828	3.50%, 08/01/2045	7,863	8,318
4.50%, 05/15/2037(a)	4,220	4,382	4.00%, 12/01/2040	7,178	7,752
			4.00%, 10/01/2041	4,575	4,901
5.00%, 07/15/2025	12,707	13,105
			4.00%, 12/01/2041	6,517	7,097
6.50%, 08/15/2027	107	115
			4.00%, 07/01/2042	4,462	4,859
Freddie Mac Strips
1.74%, 10/15/2037(a),(c)	67,387	4,733	4.00%, 07/01/2043	5,830	6,373
1.86%, 02/15/2038(a),(c)	57,828	3,931	4.00%, 09/01/2044	7,296	7,943
3.00%, 10/15/2027(a),(c)	21,208	2,263	4.50%, 08/01/2033	571	623
			4.50%, 07/01/2039	2,076	2,274
Ginnie Mae
1.10%, 11/20/2036(a),(c)	56,870	3,090	4.50%, 12/01/2040	5,456	5,960
1.10%, 03/20/2041(a),(c)	48,405	2,021	4.50%, 04/01/2041	7,126	7,944
1.11%, 09/20/2037(a),(c)	38,973	1,817	4.50%, 11/01/2043	6,969	7,768
			4.50%, 01/01/2044	6,920	7,692
3.00%, 05/16/2037	14,000	14,351
3.25%, 05/20/2045(a)	4,909	5,326	5.00%, 10/01/2025	99	109
3.50%, 04/20/2038(a),(c)	12,061	1,190	5.00%, 12/01/2032	78	86
3.50%, 10/20/2041(a),(c)	19,725	2,261	5.00%, 02/01/2033	862	960
3.50%, 01/20/2043(c)	24,304	5,291	5.00%, 01/01/2034	780	872
3.50%, 05/20/2043(a),(c)	16,087	3,030	5.00%, 05/01/2034	176	195
			5.00%, 05/01/2035	168	185
4.00%, 02/20/2034	6,522	6,985
			5.00%, 07/01/2035	4	5
4.00%, 11/16/2038	922	966
4.00%, 02/20/2044(a),(c)	10,169	1,455	5.00%, 07/01/2035	81	90
4.00%, 04/20/2045(a),(c)	25,068	4,839	5.00%, 10/01/2035	15	17
4.50%, 04/20/2045(a),(c)	10,575	2,649	5.00%, 11/01/2035	669	744
4.50%, 12/20/2045(a),(c)	13,572	3,118	5.00%, 07/01/2044	5,234	5,833
			5.50%, 04/01/2018	24	24
5.00%, 11/20/2039	6,612	7,364
			5.50%, 03/01/2029	1	1
LF Rothschild Mortgage Trust III
			5.50%, 05/01/2033	13	15
9.95%, 09/01/2017	1	1
			5.50%, 10/01/2033	18	20
New Residential Mortgage Loan Trust 2014-
			5.50%, 12/01/2033	525	592
3
4.75%, 11/25/2054(a),(b)	8,063	8,698	5.50%, 07/01/2037	35	39
			5.50%, 04/01/2038	17	19
New Residential Mortgage Loan Trust 2015-
			5.50%, 05/01/2038	84	95
2
5.61%, 08/25/2055(a)	6,931	7,366	6.00%, 04/01/2017	33	33
			6.00%, 04/01/2017	30	31
Sequoia Mortgage Trust 2013-2
3.66%, 02/25/2043(a)	8,139	8,224	6.00%, 05/01/2017	37	37
			6.00%, 07/01/2017	1	1
Springleaf Mortgage Loan Trust 2013-3
3.79%, 09/25/2057(a),(b)	4,800	4,829	6.00%, 01/01/2021	51	54
			6.00%, 06/01/2028	11	13
		$303,986	6.00%, 05/01/2031	122	141
Other Asset Backed Securities - 0.20%			6.00%, 10/01/2031	4	5
TAL Advantage V LLC			6.00%, 02/01/2032	18	21
3.33%, 05/20/2039(a),(b)	3,332	3,176	6.00%, 09/01/2032	196	221
			6.00%, 11/01/2033	340	388
TOTAL BONDS		$497,105	6.00%, 11/01/2033	508	582
U.S. GOVERNMENT & GOVERNMENT	Principal		6.00%, 05/01/2034	1,483	1,680
AGENCY OBLIGATIONS - 65.66%	Amount (000's) Value (000's)		6.00%, 05/01/2034	1,241	1,391
Federal Home Loan Mortgage Corporation (FHLMC) -			6.00%, 09/01/2034	121	140
15.33%			6.00%, 02/01/2035	128	147
			6.00%, 10/01/2036(a)	78	88
2.00%, 03/01/2028	$2,690	$2,722
2.17%, 03/01/2036(a)	250	259	6.00%, 03/01/2037	131	149
2.50%, 08/01/2027	2,194	2,267	6.00%, 05/01/2037	206	237
			6.00%, 01/01/2038(a)	69	78
2.50%, 09/01/2027	7,005	7,238
2.50%, 02/01/2028	6,972	7,205	6.00%, 03/01/2038	45	51
2.85%, 10/01/2032(a)	2	2	6.00%, 04/01/2038	161	186
3.00%, 01/01/2027	6,095	6,401	6.00%, 07/01/2038	344	392
3.00%, 02/01/2027	6,313	6,624	6.00%, 10/01/2038	186	211
3.00%, 04/01/2035	3,600	3,758	6.00%, 09/01/2039	5,945	6,958
3.00%, 10/01/2042	10,135	10,402	6.50%, 11/01/2016	9	9
3.00%, 10/01/2042	8,150	8,432	6.50%, 06/01/2017	7	7
3.00%, 05/01/2043	7,325	7,543	6.50%, 12/01/2021	256	291
3.50%, 11/01/2026	3,940	4,188	6.50%, 04/01/2022	214	244
3.50%, 02/01/2032	6,702	7,091	6.50%, 05/01/2022	86	98
3.50%, 04/01/2032	5,847	6,188	6.50%, 08/01/2022	53	61
3.50%, 12/01/2041	3,636	3,846	6.50%, 05/01/2023	87	92
3.50%, 02/01/2042	2,623	2,754	6.50%, 07/01/2023	2	3
3.50%, 04/01/2042	997	1,047	6.50%, 01/01/2024	5	6
3.50%, 04/01/2042	10,794	11,344	6.50%, 07/01/2025	1	2
3.50%, 07/01/2042	11,940	12,559	6.50%, 07/01/2025	2	2
3.50%, 09/01/2042	8,265	8,686	6.50%, 09/01/2025	1	2
3.50%, 08/01/2043	8,204	8,671	6.50%, 10/01/2025	2	3

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)
			Federal National Mortgage Association (FNMA) (continued)
(continued)
			3.50%, 08/01/2045	$7,627	$8,093
6.50%, 10/01/2025	$1	$1
			3.50%, 09/01/2045	7,194	7,601
6.50%, 03/01/2029	6	7
			3.50%, 01/01/2046	6,900	7,318
6.50%, 03/01/2029	63	73
			4.00%, 01/01/2034	2,140	2,308
6.50%, 04/01/2031	231	263
			4.00%, 08/01/2039	5,368	5,737
6.50%, 10/01/2031	92	106
			4.00%, 09/01/2040	4,173	4,505
6.50%, 02/01/2032	14	16
			4.00%, 01/01/2041	6,185	6,628
6.50%, 04/01/2032	12	14
			4.00%, 04/01/2041	4,900	5,250
6.50%, 04/01/2035	8	9
			4.00%, 04/01/2041	4,001	4,288
6.50%, 02/01/2037	31	35
			4.00%, 11/01/2041	5,590	5,991
7.00%, 07/01/2024	3	3
			4.00%, 02/01/2042	3,353	3,644
7.00%, 01/01/2028	439	495
			4.00%, 04/01/2042	7,283	7,804
7.00%, 06/01/2029	158	188
			4.00%, 03/01/2043	6,304	6,805
7.00%, 01/01/2031	1	1
			4.00%, 08/01/2043	6,343	6,900
7.00%, 04/01/2031	96	109
			4.00%, 08/01/2043	10,672	11,609
7.00%, 10/01/2031	106	119
			4.00%, 10/01/2043	8,031	8,728
7.00%, 04/01/2032	239	285
			4.00%, 04/01/2044	4,088	4,442
7.50%, 12/01/2030	4	4
			4.00%, 08/01/2044	5,574	6,057
7.50%, 02/01/2031	31	35
			4.00%, 08/01/2044	14,018	15,235
7.50%, 02/01/2031	2	3
			4.00%, 11/01/2044	4,255	4,625
8.00%, 08/01/2030	1	1
			4.00%, 02/01/2045	7,446	8,096
8.00%, 12/01/2030	10	10
			4.00%, 07/01/2045	8,587	9,237
8.50%, 04/01/2019	1	1
			4.00%, 09/01/2045	13,900	15,130
8.50%, 07/01/2029	138	153
			4.50%, 12/01/2019	44	45
		$244,333	4.50%, 01/01/2020	164	170
Federal National Mortgage Association (FNMA) - 36.47%			4.50%, 09/01/2025	3,089	3,314
2.00%, 10/01/2027	3,443	3,483	4.50%, 07/01/2039	2,145	2,359
2.00%, 10/01/2027	4,706	4,761	4.50%, 09/01/2039	2,746	3,019
2.00%, 02/01/2028	6,188	6,260	4.50%, 03/01/2041	4,965	5,429
2.00%, 08/01/2028	3,660	3,702	4.50%, 03/01/2042	12,643	13,986
2.00%, 07/01/2030	7,914	7,956	4.50%, 09/01/2043	5,487	6,088
2.48%, 12/01/2033(a)	117	122	4.50%, 09/01/2043	10,109	11,216
2.50%, 06/01/2027	7,959	8,220	4.50%, 09/01/2043	6,185	6,862
2.50%, 05/01/2028	3,501	3,632	4.50%, 11/01/2043	8,961	9,947
2.50%, 05/01/2028	4,075	4,226	4.50%, 09/01/2044	7,708	8,598
2.50%, 07/01/2028	12,583	12,890	4.50%, 10/01/2044	5,337	5,953
2.50%, 08/01/2028	4,802	4,980	5.00%, 01/01/2018	19	20
2.50%, 03/01/2030	9,832	10,137	5.00%, 11/01/2018	120	125
2.88%, 11/01/2033(a)	11	11	5.00%, 04/01/2019	38	39
3.00%, 04/01/2027	5,813	6,101	5.00%, 01/01/2026	118	131
3.00%, 05/01/2029	9,184	9,655	5.00%, 04/01/2035	247	278
3.00%, 06/01/2042	7,284	7,484	5.00%, 05/01/2035	133	148
3.00%, 10/01/2042	7,681	7,916	5.00%, 07/01/2035	45	50
3.00%, 11/01/2042	10,567	10,890	5.00%, 02/01/2038	2,682	3,024
3.00%, 12/01/2042	7,726	7,951	5.00%, 03/01/2038	2,072	2,338
3.00%, 01/01/2043	7,815	8,042	5.00%, 02/01/2040	10,553	11,919
3.00%, 01/01/2043	6,519	6,718	5.00%, 04/01/2040	1,111	1,243
3.00%, 02/01/2043	8,175	8,441	5.00%, 05/01/2040	4,014	4,534
3.00%, 04/01/2043	9,594	9,829	5.00%, 07/01/2040	2,844	3,206
3.00%, 07/01/2045	3,858	3,965	5.00%, 07/01/2041	5,363	5,967
3.00%, 01/01/2046	7,266	7,474	5.00%, 07/01/2041	12,092	13,658
3.50%, 02/01/2042	8,460	8,968	5.00%, 02/01/2044	4,896	5,559
3.50%, 03/01/2042	4,323	4,537	5.50%, 09/01/2017	17	18
3.50%, 06/01/2042	4,532	4,768	5.50%, 09/01/2017	2	2
3.50%, 07/01/2042	7,119	7,523	5.50%, 12/01/2017	106	109
3.50%, 07/01/2042	5,348	5,628	5.50%, 03/01/2018	22	22
3.50%, 09/01/2042	12,011	12,688	5.50%, 06/01/2019	7	7
3.50%, 11/01/2042	7,413	7,837	5.50%, 06/01/2019	8	9
3.50%, 02/01/2043	2,916	3,087	5.50%, 07/01/2019	21	22
3.50%, 05/01/2043	6,894	7,284	5.50%, 07/01/2019	10	10
3.50%, 10/01/2044	8,906	9,437	5.50%, 07/01/2019	2	2
3.50%, 11/01/2044	8,176	8,666	5.50%, 07/01/2019	32	33
3.50%, 03/01/2045	4,592	4,849	5.50%, 08/01/2019	7	7
3.50%, 03/01/2045	7,407	7,832	5.50%, 08/01/2019	33	34
3.50%, 06/01/2045	9,291	9,859	5.50%, 09/01/2019	47	49
			5.50%, 06/01/2026	101	113
			5.50%, 05/01/2033	183	201
			5.50%, 07/01/2033	923	1,057
			5.50%, 09/01/2033	529	602
			5.50%, 02/01/2035	2,082	2,352
			5.50%, 02/01/2037	14	16
			5.50%, 12/01/2037	1,335	1,525

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
5.50%, 03/01/2038	$364	$417	9.00%, 09/01/2030	$33	$39
5.50%, 03/01/2038	522	590			$581,307
6.00%, 12/01/2016	22	22	Government National Mortgage Association (GNMA) -
6.00%, 01/01/2017	1	1	8.89%
6.00%, 04/01/2017	7	7	3.00%, 11/15/2042	9,274	9,658
6.00%, 08/01/2017	134	136	3.00%, 11/15/2042	7,016	7,265
6.00%, 08/01/2018	128	132	3.00%, 12/15/2042	7,057	7,309
6.00%, 12/01/2022	19	22	3.00%, 02/15/2043	7,593	7,907
6.00%, 03/01/2029	68	78	3.50%, 12/20/2041	5,568	5,899
6.00%, 08/01/2031	411	469	3.50%, 08/20/2042	6,881	7,314
6.00%, 12/01/2031	2	2	3.50%, 06/20/2043	7,482	7,962
6.00%, 12/01/2031	4	4	3.50%, 08/15/2043	9,855	10,430
6.00%, 01/01/2032	345	383	3.50%, 04/20/2045	7,580	8,041
6.00%, 11/01/2032	7	8	3.50%, 09/20/2045	9,526	10,140
6.00%, 04/01/2033	277	309	4.00%, 08/15/2041	6,157	6,704
6.00%, 02/01/2034	201	229	4.00%, 09/15/2041	10,062	11,001
6.00%, 03/01/2034	273	310	4.00%, 02/20/2043	3,295	3,539
6.00%, 09/01/2034	948	1,050	4.00%, 03/15/2044	6,411	7,004
6.00%, 11/01/2037	134	152	4.00%, 10/20/2044	6,073	6,531
6.00%, 02/01/2038	171	196	4.50%, 10/15/2039	3,990	4,422
6.00%, 03/01/2038	90	103	4.50%, 09/20/2041	4,854	5,280
6.00%, 08/01/2038	919	1,060	5.00%, 02/15/2034	206	231
6.00%, 04/01/2039	989	1,135	5.00%, 10/15/2039	4,207	4,744
6.50%, 09/01/2024	271	311	5.50%, 07/20/2033	1,672	1,888
6.50%, 08/01/2028	68	78	5.50%, 03/20/2034	1,694	1,951
6.50%, 11/01/2028	48	55	5.50%, 05/20/2035	183	206
6.50%, 12/01/2028	41	47	5.50%, 01/15/2039	370	420
6.50%, 02/01/2029	28	33	6.00%, 10/15/2023	100	112
6.50%, 03/01/2029	52	59	6.00%, 11/15/2023	45	50
6.50%, 04/01/2029	26	30	6.00%, 11/15/2023	18	21
6.50%, 06/01/2031	77	89	6.00%, 12/15/2023	2	2
6.50%, 06/01/2031	107	119	6.00%, 12/15/2023	24	27
6.50%, 06/01/2031	71	82	6.00%, 12/15/2023	14	16
6.50%, 12/01/2031	6	6	6.00%, 01/15/2024	13	15
6.50%, 01/01/2032	34	39	6.00%, 01/20/2024	5	6
6.50%, 04/01/2032	22	25	6.00%, 02/15/2024	16	18
6.50%, 04/01/2032	366	419	6.00%, 02/15/2024	24	27
6.50%, 08/01/2032	163	190	6.00%, 02/15/2024	25	28
6.50%, 11/01/2032	218	246	6.00%, 03/15/2024	15	17
6.50%, 11/01/2032	415	471	6.00%, 04/20/2024	26	30
6.50%, 02/01/2033	236	270	6.00%, 05/20/2024	18	20
6.50%, 04/01/2036	10	12	6.00%, 05/20/2024	18	21
6.50%, 08/01/2036	134	154	6.00%, 10/20/2024	11	13
6.50%, 08/01/2036	78	89	6.00%, 09/20/2025	22	25
6.50%, 10/01/2036	57	65	6.00%, 04/20/2026	63	72
6.50%, 11/01/2036	53	62	6.00%, 10/20/2028	10	11
6.50%, 07/01/2037	45	55	6.00%, 02/20/2029	105	122
6.50%, 07/01/2037	32	37	6.00%, 05/20/2032(a)	302	353
6.50%, 08/01/2037	780	895	6.00%, 08/15/2032	37	42
6.50%, 08/01/2037	65	75	6.00%, 09/15/2032	73	82
6.50%, 01/01/2038	8	10	6.00%, 02/15/2033	25	29
6.50%, 02/01/2038	35	42	6.00%, 07/20/2033	1,269	1,467
6.50%, 05/01/2038	12	14	6.00%, 08/15/2038	249	281
7.00%, 05/01/2022	15	17	6.50%, 09/15/2023	8	9
7.00%, 08/01/2028	83	96	6.50%, 09/15/2023	14	16
7.00%, 12/01/2028	91	103	6.50%, 09/15/2023	12	14
7.00%, 07/01/2029	87	101	6.50%, 09/15/2023	23	26
7.00%, 11/01/2031	308	341	6.50%, 10/15/2023	21	24
7.00%, 07/01/2032	179	204	6.50%, 11/15/2023	5	5
7.50%, 12/01/2024	109	120	6.50%, 12/15/2023	26	29
7.50%, 07/01/2029	24	25	6.50%, 12/15/2023	6	7
7.50%, 02/01/2030	84	93	6.50%, 12/15/2023	18	20
7.50%, 01/01/2031	2	2	6.50%, 12/15/2023	13	15
7.50%, 08/01/2032	14	15	6.50%, 01/15/2024	12	13
8.00%, 05/01/2022	1	1	6.50%, 01/15/2024	35	40
8.50%, 09/01/2025	1	1	6.50%, 01/15/2024	18	20
			6.50%, 01/15/2024	7	8
			6.50%, 01/15/2024	10	11
			6.50%, 01/15/2024	6	7
			6.50%, 03/15/2024	24	27
			6.50%, 04/15/2024	16	19
			6.50%, 04/20/2024	11	12

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)			AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Government National Mortgage Association (GNMA)				Government National Mortgage Association (GNMA)
(continued)				(continued)
6.50%, 07/15/2024		$43	$49	7.50%, 05/15/2027	$16	$17
6.50%, 01/15/2026		7	8	7.50%, 06/15/2027	10	10
6.50%, 03/15/2026		15	17	7.50%, 08/15/2029	54	60
6.50%, 07/20/2026		2	2	7.50%, 09/15/2029	20	20
6.50%, 10/20/2028		11	13	7.50%, 10/15/2029	63	72
6.50%, 03/20/2031		85	103	7.50%, 11/15/2029	79	83
6.50%, 04/20/2031		69	83	7.50%, 11/15/2029	48	50
6.50%, 07/15/2031		1	2	8.00%, 06/15/2017	1	—
6.50%, 10/15/2031		15	17	8.00%, 02/15/2022	19	21
6.50%, 07/15/2032		6	7	8.00%, 04/15/2022	12	12
6.50%, 05/20/2034		611	744	8.00%, 12/15/2030	7	9
6.80%, 04/20/2025		40	42	9.00%, 11/15/2021	44	48
7.00%, 11/15/2022		9	9	9.50%, 10/15/2017	2	2
7.00%, 11/15/2022		5	5	9.50%, 11/15/2017	2	2
7.00%, 12/15/2022		33	36	9.50%, 09/20/2018	14	14
7.00%, 01/15/2023		7	7	9.50%, 09/15/2020	7	7
7.00%, 01/15/2023		16	17	9.50%, 12/20/2020	15	15
7.00%, 01/15/2023		3	3	9.50%, 01/20/2021	1	1
7.00%, 02/15/2023		21	21	9.50%, 02/20/2021	1	1
7.00%, 07/15/2023		9	9	9.50%, 08/15/2021	43	48
7.00%, 07/15/2023		8	9			$141,787
7.00%, 07/15/2023		16	17
7.00%, 08/15/2023		17	18	U.S. Treasury - 4.56%
7.00%, 10/15/2023		14	15	1.00%, 02/15/2018	16,600	16,672
7.00%, 12/15/2023		14	16	2.25%, 11/30/2017	20,100	20,580
7.00%, 12/15/2023		17	18	3.13%, 05/15/2021	18,000	19,595
7.00%, 01/15/2026		12	12	4.25%, 11/15/2040	2,510	3,299
7.00%, 01/15/2027		23	26	5.25%, 11/15/2028	2,000	2,722
7.00%, 10/15/2027		1	1	6.25%, 08/15/2023	7,500	9,908
7.00%, 10/15/2027		1	1			$72,776
7.00%, 10/15/2027		9	9	U.S. Treasury Strip - 0.41%
7.00%, 11/15/2027		24	24	0.00%, 05/15/2020(d),(e)	6,800	6,485
7.00%, 12/15/2027		6	6
7.00%, 12/15/2027		2	2	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
7.00%, 02/15/2028		1	1	OBLIGATIONS		$1,046,688
7.00%, 04/15/2028		2	2	Total Investments		$1,599,825
7.00%, 06/15/2028		145	163	Other Assets and Liabilities - (0.37)%		$(6,057)
7.00%, 12/15/2028		73	82	TOTAL NET ASSETS - 100.00%		$1,593,768
7.00%, 01/15/2029		52	58
7.00%, 03/15/2029		29	29
7.00%, 04/15/2029		179	200	(a)	Variable Rate. Rate shown is in effect at April 30, 2016.
7.00%, 04/15/2029		17	17	(b)	Security exempt from registration under Rule 144A of the Securities Act of
7.00%, 05/15/2031		9	11	1933. These securities may be resold in transactions exempt from
7.00%, 06/20/2031		66	80	registration, normally to qualified institutional buyers. At the end of the
7.00%, 07/15/2031		2	2	period, the value of these securities totaled $69,217 or 4.34% of net assets.
7.00%, 09/15/2031		2	3	(c) Security is an Interest Only Strip.
7.25%, 09/15/2025		17	17	(d) Non-Income Producing Security
7.50%, 04/15/2017		2	2	(e) Security is a Principal Only Strip.
7.50%, 04/15/2017		2	2
7.50%, 07/15/2018		4	4
7.50%, 12/15/2021		20	20
7.50%, 02/15/2022		6	6	Portfolio Summary (unaudited)
7.50%, 03/15/2022		8	8	Sector		Percent
7.50%, 03/15/2022		1	1	Mortgage Securities		90.94%
7.50%, 04/15/2022		6	6	Government		4.97%
7.50%, 04/15/2022		2	2	Exchange Traded Funds		3.52%
7.50%, 04/15/2022		22	22	Asset Backed Securities		0.94%
7.50%, 07/15/2022		18	18	Other Assets and Liabilities		(0.37)%
7.50%, 08/15/2022		14	14	TOTAL NET ASSETS		100.00%
7.50%, 08/15/2022		4	4
7.50%, 08/15/2022		2	2
7.50%, 02/15/2023		8	9
7.50%, 05/15/2023		8	8
7.50%, 05/15/2023		2	3
7.50%, 06/15/2023		14	15
7.50%, 10/15/2023		1	1
7.50%, 11/15/2023		11	11
7.50%, 03/15/2024		20	22
7.50%, 08/15/2024		1	1
7.50%, 05/15/2027		6	6

See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2016 (unaudited)

COMMON STOCKS - 0.01%	Shares Held	Value (000	's)		Principal
				BONDS (continued)	Amount (000's) Value (000's)
Biotechnology - 0.00%
Neuro-Hitech Inc (a),(b)	250,000	$—		Banks- 4.39%
				Barclays PLC
				8.25%, 12/29/2049(f),(g)	$25,210	$25,274
Commercial Services - 0.01%				CIT Group Inc
Network Holding Co KSCC (a),(b),(c)	393,257	488
				3.88%, 02/19/2019	20,125	20,226
				5.00%, 08/15/2022	8,500	8,904
Computers - 0.00%				ING Bank NV
GCB S3 Inc (a),(b)	10,000,000	—		5.80%, 09/25/2023(d)	18,700	20,649
				JPMorgan Chase & Co
				5.00%, 12/29/2049(f),(g)	27,925	26,880
Energy - Alternate Sources - 0.00%				Popular Inc
Ogden Corp (a),(b),(c)	5,000,000	—
				7.00%, 07/01/2019	8,920	8,697
				Royal Bank of Scotland Group PLC
TOTAL COMMON STOCKS		$488		7.50%, 12/29/2049(f),(g)	12,800	11,936
INVESTMENT COMPANIES - 4.94%	Shares Held	Value (000	's)	Wells Fargo & Co
				5.87%, 12/29/2049(f),(g)	8,765	9,362
Publicly Traded Investment Fund - 4.94%
				5.90%, 12/29/2049(f),(g)	18,000	18,427
Goldman Sachs Financial Square Funds -	169,140,439	169,140
Government Fund						$150,355
				Beverages - 0.62%
TOTAL INVESTMENT COMPANIES		$169,140		Constellation Brands Inc
	Principal			3.75%, 05/01/2021	6,520	6,764
BONDS- 85.85%	Amount (000's)	Value (000	's)	4.25%, 05/01/2023	13,725	14,343
Advertising - 0.49%						$21,107
MDC Partners Inc				Building Materials - 1.39%
6.50%, 05/01/2024(d)	$16,255	$16,834
				Boise Cascade Co
				6.38%, 11/01/2020	7,920	7,910
Aerospace & Defense - 0.12%				Cemex SAB de CV
				6.13%, 05/05/2025(d)	3,675	3,611
Air 2 US
8.63%, 10/01/2020(d)	4,008	4,086		7.25%, 01/15/2021(d)	8,785	9,378
				7.75%, 04/16/2026(d)	4,705	5,011
				Masco Corp
Agriculture - 0.55%				4.38%, 04/01/2026	4,970	5,119
Pinnacle Operating Corp				Norbord Inc
9.00%, 11/15/2020(d)	22,113	18,796		5.38%, 12/01/2020(d)	10,175	10,277
				Vulcan Materials Co
Airlines - 0.34%				4.50%, 04/01/2025	5,925	6,310
Air Canada						$47,616
6.75%, 10/01/2019(d)	3,265	3,416
				Chemicals - 2.07%
American Airlines 2015-1 Class B Pass				A Schulman Inc
Through Trust				6.88%, 06/01/2023(d)	7,105	7,123
3.70%, 11/01/2024	2,685	2,618		Aruba Investments Inc
United Airlines 2014-1 Class B Pass Through				8.75%, 02/15/2023(d)	10,280	9,792
Trust				Blue Cube Spinco Inc
4.75%, 10/11/2023	3,172	3,196		9.75%, 10/15/2023(d)	5,350	6,105
US Airways 2001-1G Pass Through Trust				Consolidated Energy Finance SA
7.08%, 09/20/2022	2,217	2,356		6.75%, 10/15/2019(d)	22,239	21,016
		$11,586		Cornerstone Chemical Co
				9.38%, 03/15/2018(d)	9,815	9,177
Automobile Manufacturers - 1.76%
Fiat Chrysler Automobiles NV				Eagle Spinco Inc
4.50%, 04/15/2020	7,500	7,665		4.63%, 02/15/2021	9,590	9,542
Jaguar Land Rover Automotive PLC				NOVA Chemicals Corp
3.50%, 03/15/2020(d)	7,400	7,400		5.00%, 05/01/2025(d)	4,760	4,665
4.13%, 12/15/2018(d)	11,130	11,436		5.25%, 08/01/2023(d)	3,420	3,454
4.25%, 11/15/2019(d)	12,880	13,299				$70,874
5.63%, 02/01/2023(d)	6,780	7,153
				Commercial Services - 0.48%
Navistar International Corp				Ahern Rentals Inc
8.25%, 11/01/2021	18,595	13,295		7.38%, 05/15/2023(d)	7,070	5,391
		$60,248		Jurassic Holdings III Inc
				6.88%, 02/15/2021(d)	8,060	5,420
Automobile Parts & Equipment - 1.21%
Dana Holding Corp				TMS International Corp
				7.63%, 10/15/2021(d)	7,885	5,520
5.50%, 12/15/2024	5,970	5,806
Lear Corp						$16,331
5.25%, 01/15/2025	9,160	9,732		Computers - 0.44%
Schaeffler Holding Finance BV				Compiler Finance Sub Inc
(d),(e)
6.75%, PIK 7.50%, 11/15/2022	7,500	8,161		7.00%, 05/01/2021(d)	12,770	7,279
ZF North America Capital Inc				Denali International LLC / Denali Finance
4.00%, 04/29/2020(d)	10,200	10,659
(d)				Corp
4.50%, 04/29/2022	2,030	2,078		5.63%, 10/15/2020(d)	7,410	7,799
4.75%, 04/29/2025(d)	4,780	4,846
						$15,078
		$41,282

See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Consumer Products - 0.34%			Entertainment (continued)
Spectrum Brands Inc			Eldorado Resorts Inc
5.75%, 07/15/2025	$10,830	$11,487	7.00%, 08/01/2023		$10,345	$10,785
			GLP Capital LP / GLP Financing II Inc
			4.38%, 04/15/2021		945	966
Distribution & Wholesale - 1.08%
			5.38%, 04/15/2026		7,720	8,048
American Builders & Contractors Supply Co
			Peninsula Gaming LLC / Peninsula Gaming
Inc
5.75%, 12/15/2023(d)	5,550	5,814	Corp
			8.38%, 02/15/2018(d)		16,680	16,989
Global Partners LP / GLP Finance Corp
			Pinnacle Entertainment Inc
7.00%, 06/15/2023	10,170	8,549	5.63%, 05/01/2024(d)		4,965	4,959
HD Supply Inc
5.25%, 12/15/2021(d)	2,525	2,651	Regal Entertainment Group
5.75%, 04/15/2024(d)	3,825	4,012	5.75%, 03/15/2022		5,590	5,821
			WMG Acquisition Corp
7.50%, 07/15/2020	15,120	16,046	6.75%, 04/15/2022(d)		12,655	12,528
		$37,072
			WMG Holdings Corp
Diversified Financial Services - 4.71%			13.75%, 10/01/2019		5,605	5,927
AerCap Ireland Capital Ltd / AerCap Global						$141,804
Aviation Trust
			Food- 2.19%
4.63%, 10/30/2020	5,865	6,100
			BI-LO LLC / BI-LO Finance Corp
4.63%, 07/01/2022	16,135	16,700	9.25%, 02/15/2019(d)		10,875	10,522
Aircastle Ltd
			Ingles Markets Inc
4.63%, 12/15/2018	3,915	4,052
			5.75%, 06/15/2023		10,265	10,676
5.00%, 04/01/2023	1,695	1,726
			JBS USA LLC / JBS USA Finance Inc
5.13%, 03/15/2021	17,575	18,585	5.75%, 06/15/2025(d)		9,165	8,432
5.50%, 02/15/2022	5,165	5,494	7.25%, 06/01/2021(d)		3,338	3,421
7.63%, 04/15/2020	8,050	9,137
			Post Holdings Inc
Ally Financial Inc
			7.38%, 02/15/2022		6,910	7,281
4.25%, 04/15/2021	1,095	1,114	7.75%, 03/15/2024(d)		4,585	4,986
5.75%, 11/20/2025	10,905	11,041
			Smithfield Foods Inc
Credit Acceptance Corp			5.25%, 08/01/2018(d)		4,339	4,410
6.13%, 02/15/2021	21,525	20,503	5.88%, 08/01/2021(d)		14,255	14,861
7.38%, 03/15/2023	11,060	10,479
			TreeHouse Foods Inc
Fly Leasing Ltd			6.00%, 02/15/2024(d)		9,730	10,350
6.38%, 10/15/2021	20,730	20,315
International Lease Finance Corp						$74,939
5.75%, 05/15/2016	3,120	3,122	Forest Products & Paper - 0.76%
Navient Corp			Resolute Forest Products Inc
6.13%, 03/25/2024	9,965	8,924	5.88%, 05/15/2023		9,830	7,397
OneMain Financial Holdings LLC			Sappi Papier Holding GmbH
7.25%, 12/15/2021(d)	10,670	11,097	7.50%, 06/15/2032(d)		5,985	5,446
Springleaf Finance Corp			7.75%, 07/15/2017(d)		5,000	5,238
5.25%, 12/15/2019	13,650	12,950	Tembec Industries Inc
		$161,339	9.00%, 12/15/2019(d)		9,430	6,790
			Verso Paper Holdings LLC / Verso Paper Inc
Electric - 1.59%			0.00%, 01/15/2019(a)		7,920	1,049
Dynegy Inc
6.75%, 11/01/2019	3,500	3,530				$25,920
7.38%, 11/01/2022	12,610	12,456	Hand & Machine Tools - 0.15%
Elwood Energy LLC			Paternoster Holding III GmbH
8.16%, 07/05/2026	6,915	7,624	8.50%, 02/15/2023(d)	EUR	4,900	5,278
Indiantown Cogeneration LP
9.77%, 12/15/2020	2,336	2,570
Mirant Mid-Atlantic Series C Pass Through			Healthcare - Products - 2.33%
Trust			ConvaTec Finance International SA
			8.25%, PIK 9.00%, 01/15/2019(d),(e)		$17,065	17,108
10.06%, 12/30/2028	11,422	10,622
Mirant Mid-Atlantic Series B Pass Through			ConvaTec Healthcare E SA
			10.50%, 12/15/2018 (d)		300	307
Trust
9.13%, 06/30/2017	338	325	DJO Finco Inc / DJO Finance LLC / DJO
NRG Energy Inc			Finance Corp
			8.13%, 06/15/2021(d)		17,820	15,593
6.25%, 05/01/2024	6,760	6,591
8.25%, 09/01/2020	10,375	10,738	Hill-Rom Holdings Inc
			5.75%, 09/01/2023(d),(f)		6,440	6,673
		$54,456
			Kinetic Concepts Inc / KCI USA Inc
Entertainment - 4.14%			10.50%, 11/01/2018		5,960	6,023
Carmike Cinemas Inc			Mallinckrodt International Finance SA /
6.00%, 06/15/2023(d)	7,040	7,445	Mallinckrodt CB LLC
CCM Merger Inc			5.63%, 10/15/2023(d)		21,110	19,791
9.13%, 05/01/2019(d)	22,291	23,238	Universal Hospital Services Inc
Cinemark USA Inc			7.63%, 08/15/2020		15,410	14,390
4.88%, 06/01/2023	15,905	15,788				$79,885
4.88%, 06/01/2023(d)	13,375	13,276
DreamWorks Animation SKG Inc
6.88%, 08/15/2020(d)	15,055	16,034

See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Healthcare - Services - 4.07%				Iron & Steel (continued)
Centene Corp				Signode Industrial Group Lux SA/Signode
4.75%, 05/15/2022		$14,700	$15,049	Industrial Group US Inc
5.63%, 02/15/2021(d)		3,930	4,136	6.38%, 05/01/2022(d)		$22,965	$22,391
6.13%, 02/15/2024(d)		4,935	5,206				$83,258
Fresenius Medical Care US Finance II Inc
4.75%, 10/15/2024(d)		5,770	5,986	Leisure Products & Services - 0.69%
5.88%, 01/31/2022(d)		7,825	8,608	NCL Corp Ltd
				4.63%, 11/15/2020(d)		12,870	13,079
6.50%, 09/15/2018(d)		4,895	5,378
				5.25%, 11/15/2019(d)		10,175	10,455
HCA Holdings Inc
6.25%, 02/15/2021		2,480	2,695				$23,534
HCA Inc				Lodging - 0.87%
4.75%, 05/01/2023		21,400	21,935	Boyd Gaming Corp
5.00%, 03/15/2024		17,315	17,921	6.88%, 05/15/2023		5,360	5,561
5.25%, 04/15/2025		3,915	4,052	MGM Resorts International
5.25%, 06/15/2026		3,825	3,973	6.00%, 03/15/2023		6,510	6,762
5.88%, 03/15/2022		8,015	8,756	6.63%, 12/15/2021		6,290	6,699
Molina Healthcare Inc				10.00%, 11/01/2016		3,205	3,338
5.38%, 11/15/2022(d)		10,005	10,330	MGP Escrow Issuer LLC / MGP Escrow Co-
MPH Acquisition Holdings LLC				Issuer Inc
6.63%, 04/01/2022(d)		8,280	8,646	5.63%, 05/01/2024(d)		7,060	7,360
RegionalCare Hospital Partners Holdings Inc							$29,720
8.25%, 05/01/2023(d)		6,840	7,114
WellCare Health Plans Inc				Machinery - Construction & Mining - 0.18%
5.75%, 11/15/2020		9,115	9,491	Vander Intermediate Holding II Corp
				9.75%, PIK 10.50%, 02/01/2019 (d),(e)		10,091	6,055
			$139,276

Holding Companies - Diversified - 0.36%
Argos Merger Sub Inc				Machinery - Diversified - 0.09%
7.13%, 03/15/2023(d)		11,930	12,198	CNH Industrial Capital LLC
				4.88%, 04/01/2021		3,000	3,000

Home Builders - 1.89%
Lennar Corp				Media- 8.04%
4.13%, 12/01/2018		9,125	9,365	Altice Financing SA
				6.50%, 01/15/2022(d)		5,830	5,888
4.50%, 11/15/2019		8,300	8,616
4.75%, 11/15/2022(f)		7,561	7,674	6.63%, 02/15/2023(d)		3,000	2,966
WCI Communities Inc				Altice Finco SA
				8.13%, 01/15/2024(d)		3,775	3,681
6.88%, 08/15/2021		21,855	21,910
Woodside Homes Co LLC / Woodside Homes				Altice Luxembourg SA
				7.75%, 05/15/2022(d)		16,230	16,189
Finance Inc
6.75%, 12/15/2021(d)		18,625	17,135	Altice US Finance I Corp
				5.50%, 05/15/2026(d)		3,675	3,712
			$64,700
				CCO Holdings LLC / CCO Holdings Capital
Insurance - 2.10%				Corp
CNO Financial Group Inc				5.13%, 05/01/2023(d)		39,650	40,443
4.50%, 05/30/2020		4,545	4,681	5.50%, 05/01/2026(d)		2,840	2,897
Liberty Mutual Group Inc				CCOH Safari LLC
7.00%, 03/07/2067(d),(f)		19,172	16,872	5.75%, 02/15/2026(d)		1,680	1,735
Voya Financial Inc				DISH DBS Corp
5.65%, 05/15/2053(f)		53,777	50,362	5.88%, 07/15/2022		22,230	21,619
			$71,915	5.88%, 11/15/2024		8,205	7,700
				6.75%, 06/01/2021		19,035	19,610
Internet - 1.24%
				7.88%, 09/01/2019		12,500	13,781
United Group BV
7.88%, 11/15/2020(d)	EUR	12,000	14,565	Neptune Finco Corp
				6.63%, 10/15/2025(d)		4,225	4,542
Zayo Group LLC / Zayo Capital Inc				10.13%, 01/15/2023 (d)		13,135	14,416
6.00%, 04/01/2023		$21,635	22,230
				Numericable-SFR SA
10.13%, 07/01/2020		5,286	5,636	6.00%, 05/15/2022(d)		7,655	7,665
			$42,431	7.38%, 05/01/2026(d)		8,175	8,298
Iron & Steel - 2.43%				RCN Telecom Services LLC / RCN Capital
AK Steel Corp				Corp
7.63%, 05/15/2020		6,355	5,402	8.50%, 08/15/2020(d)		16,475	16,681
ArcelorMittal				TVN Finance Corp III AB
6.50%, 03/01/2021(f)		2,275	2,326	7.38%, 12/15/2020(d)	EUR	2,200	2,708
8.00%, 10/15/2039(f)		30,030	27,928	Unitymedia GmbH
BlueScope Steel Finance Ltd/BlueScope Steel				6.13%, 01/15/2025(d)		$8,940	9,208
Finance USA LLC				Unitymedia Hessen GmbH & Co KG /
6.50%, 05/15/2021(d),(h)		3,600	3,672	Unitymedia NRW GmbH
Commercial Metals Co				5.50%, 01/15/2023(d)		16,650	17,254
4.88%, 05/15/2023		23,670	21,539	Univision Communications Inc
				6.75%, 09/15/2022(d)		4,516	4,787
				8.50%, 05/15/2021(d)		8,796	9,181

See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Media (continued)				Oil & Gas (continued)
UPCB Finance IV Ltd				Oasis Petroleum Inc
5.38%, 01/15/2025(d)		$2,000	$2,035	6.50%, 11/01/2021	$3,655	$3,344
Virgin Media Finance PLC				6.88%, 03/15/2022	5,645	5,038
5.75%, 01/15/2025(d)		5,000	5,037	6.88%, 01/15/2023	11,825	10,613
6.00%, 10/15/2024(d)		2,940	2,999	PDC Energy Inc
Virgin Media Secured Finance PLC				7.75%, 10/15/2022	24,945	25,818
5.25%, 01/15/2026(d)		3,965	3,976	QEP Resources Inc
WideOpenWest Finance LLC /				5.25%, 05/01/2023	13,091	12,306
WideOpenWest Capital Corp				Seven Generations Energy Ltd
13.38%, 10/15/2019		21,140	21,140	6.75%, 05/01/2023(d)	3,080	3,034
10.25%, 07/15/2019		3,180	3,188	Sunoco LP / Sunoco Finance Corp
Ziggo Bond Finance BV				5.50%, 08/01/2020(d)	7,070	7,070
4.63%, 01/15/2025(d)	EUR	1,500	1,691	6.38%, 04/01/2023(d)	10,945	11,109
			$275,027	Ultra Petroleum Corp
				6.13%, 10/01/2024(d)	13,355	2,003
Metal Fabrication & Hardware - 0.16%				Whiting Petroleum Corp
Wise Metals Intermediate Holdings LLC/Wise				5.00%, 03/15/2019	7,865	6,961
Holdings Finance Corp				5.75%, 03/15/2021	4,290	3,571
9.75%, PIK 10.50%, 06/15/2019 (d),(e)		$10,055	5,329
				WPX Energy Inc
				7.50%, 08/01/2020	11,285	10,749
Mining - 2.37%						$219,163
Aleris International Inc
9.50%, 04/01/2021(d)		2,100	2,195	Oil & Gas Services - 0.61%
				Archrock Partners LP / Archrock Partners
FMG Resources August 2006 Pty Ltd
6.88%, 04/01/2022(d)		12,520	11,393	Finance Corp
8.25%, 11/01/2019(d)		17,720	18,509	6.00%, 10/01/2022	7,955	6,245
				PHI Inc
Freeport-McMoRan Inc
				5.25%, 03/15/2019	10,570	9,744
2.30%, 11/14/2017		9,585	9,274
				Seventy Seven Operating LLC
Midwest Vanadium Pty Ltd
0.00%, 02/15/2018(a),(d)		11,225	674	6.63%, 11/15/2019	11,835	4,793
						$20,782
St Barbara Ltd
8.88%, 04/15/2018(d)		15,120	15,271	Packaging & Containers - 2.70%
Taseko Mines Ltd				Ardagh Finance Holdings SA
7.75%, 04/15/2019		10,635	6,168	8.63%, PIK 8.63%, 06/15/2019(d),(e)	10,228	10,535
Teck Resources Ltd				Ardagh Packaging Finance PLC / Ardagh
2.50%, 02/01/2018		18,515	17,589	Holdings USA Inc
			$81,073	3.63%, 12/15/2019(d),(f)	14,000	14,138
				6.00%, 06/30/2021(d)	4,280	4,216
Miscellaneous Manufacturers - 0.36%				7.00%, 11/15/2020(d)	1,039	981
Bombardier Inc				7.25%, 05/15/2024(b),(d),(h)	7,540	7,540
5.50%, 09/15/2018(d)		6,875	6,772
7.50%, 03/15/2025(d)		6,235	5,580	Beverage Packaging Holdings Luxembourg II
				SA / Beverage Packaging Holdings II
			$12,352	5.63%, 12/15/2016(d)	4,845	4,833
Oil & Gas - 6.40%				6.00%, 06/15/2017(d)	2,755	2,748
Baytex Energy Corp				Coveris Holding Corp
5.13%, 06/01/2021(d)		7,195	5,648	10.00%, 06/01/2018 (d)	11,160	11,132
Carrizo Oil & Gas Inc				Coveris Holdings SA
6.25%, 04/15/2023		1,510	1,450	7.88%, 11/01/2019(d)	8,780	8,429
7.50%, 09/15/2020		14,800	14,874	Crown Cork &Seal Co Inc
Chaparral Energy Inc				7.38%, 12/15/2026	15,449	16,994
7.63%, 11/15/2022		18,979	5,694	Reynolds Group Issuer Inc / Reynolds Group
9.88%, 10/01/2020		7,360	2,208	Issuer LLC / Reynolds Group Issuer
Chesapeake Energy Corp				(Luxembourg) S.A.
8.00%, 12/15/2022(d)		11,430	7,772	7.88%, 08/15/2019	2,735	2,831
Continental Resources Inc/OK				9.88%, 08/15/2019	7,683	7,942
4.50%, 04/15/2023		14,075	12,571			$92,319
5.00%, 09/15/2022		8,120	7,582
				Pharmaceuticals - 1.06%
Denbury Resources Inc
				Alphabet Holding Co Inc
5.50%, 05/01/2022		18,285	11,748
				7.75%, 11/01/2017	9,020	9,128
EP Energy LLC / Everest Acquisition Finance
				JLL/Delta Dutch Pledgeco BV
Inc				8.75%, PIK 9.50%, 05/01/2020(d),(e)	11,640	11,524
6.38%, 06/15/2023		8,430	4,847
				Valeant Pharmaceuticals International Inc
9.38%, 05/01/2020		21,895	14,273	5.63%, 12/01/2021(d)	8,875	7,521
Halcon Resources Corp				5.88%, 05/15/2023(d)	3,060	2,563
8.63%, 02/01/2020(d)		12,670	10,516
				7.50%, 07/15/2021(d)	5,895	5,394
12.00%, 02/15/2022 (d)		1,082	771
Laredo Petroleum Inc						$36,130
5.63%, 01/15/2022		560	515	Pipelines - 1.83%
7.38%, 05/01/2022		5,450	5,341	Energy Transfer Equity LP
Northern Blizzard Resources Inc				5.88%, 01/15/2024	7,960	7,443
7.25%, 02/01/2022(d)		13,414	11,737	MPLX LP
				4.88%, 06/01/2025(d)	9,997	9,660

See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Pipelines (continued)			Semiconductors (continued)
Sabine Pass Liquefaction LLC			Sensata Technologies UK Financing Co plc
5.63%, 02/01/2021(f)	$10,410	$10,345	6.25%, 02/15/2026(d)		$6,640	$7,088
5.63%, 03/01/2025	20,000	19,500				$10,227
6.25%, 03/15/2022	4,915	4,976
Tesoro Logistics LP / Tesoro Logistics			Shipbuilding - 0.35%
Finance Corp			Huntington Ingalls Industries Inc
			5.00%, 11/15/2025(d)		11,345	11,926
6.13%, 10/15/2021	8,225	8,410
6.25%, 10/15/2022	2,075	2,127
		$62,461	Software - 2.09%
			Activision Blizzard Inc
Private Equity - 0.38%			5.63%, 09/15/2021(d)		17,765	18,698
Icahn Enterprises LP / Icahn Enterprises			6.13%, 09/15/2023(d)		15,090	16,429
Finance Corp
			First Data Corp
5.88%, 02/01/2022	6,100	5,818	5.00%, 01/15/2024(d)		13,610	13,746
6.00%, 08/01/2020	7,060	7,043	5.75%, 01/15/2024(d)		5,570	5,654
		$12,861
			MSCI Inc
Real Estate - 0.47%			5.25%, 11/15/2024(d)		6,675	6,975
Crescent Resources LLC / Crescent Ventures			5.75%, 08/15/2025(d)		3,315	3,526
Inc			Rackspace Hosting Inc
10.25%, 08/15/2017 (d)	16,155	16,155	6.50%, 01/15/2024(d)		6,681	6,606
						$71,634

REITS- 1.58%			Telecommunications - 6.64%
DuPont Fabros Technology LP			B Communications Ltd
5.88%, 09/15/2021	12,075	12,679	7.38%, 02/15/2021(d)		5,550	6,008
Equinix Inc			Frontier Communications Corp
5.38%, 01/01/2022	10,065	10,518	8.88%, 09/15/2020(d)		3,175	3,361
5.88%, 01/15/2026	3,125	3,307	11.00%, 09/15/2025 (d)		19,160	19,352
iStar Inc			10.50%, 09/15/2022 (d)		13,675	14,070
4.88%, 07/01/2018	7,230	7,049	Goodman Networks Inc
6.50%, 07/01/2021	6,745	6,644	12.13%, 07/01/2018		14,363	6,966
9.00%, 06/01/2017	8,295	8,668	Intelsat Jackson Holdings SA
MPT Operating Partnership LP / MPT Finance			6.63%, 12/15/2022		5,795	3,752
Corp			7.25%, 10/15/2020		16,475	12,027
6.38%, 03/01/2024	4,760	5,069	8.00%, 02/15/2024(d)		825	854
		$53,934	Intelsat Luxembourg SA
			7.75%, 06/01/2021		10,180	3,359
Retail - 3.53%			Level 3 Communications Inc
BMC Stock Holdings Inc			5.75%, 12/01/2022		5,470	5,623
9.00%, 09/15/2018(d)	14,375	15,094
			Level 3 Financing Inc
Claire's Stores Inc			5.13%, 05/01/2023		4,440	4,518
9.00%, 03/15/2019(d)	8,139	5,860
			5.38%, 01/15/2024(d)		11,395	11,566
Dollar Tree Inc			Play Finance 1 SA
5.75%, 03/01/2023(d)	6,640	7,090
			6.50%, 08/01/2019	EUR	3,000	3,574
JC Penney Corp Inc			Sprint Capital Corp
5.65%, 06/01/2020	15,695	14,832	6.88%, 11/15/2028		$7,235	5,372
L Brands Inc			Sprint Communications Inc
6.88%, 11/01/2035	7,245	7,970	7.00%, 08/15/2020		26,235	21,775
Landry's Holdings II Inc			9.00%, 11/15/2018(d)		6,850	7,244
10.25%, 01/01/2018 (d)	18,155	18,291
			Sprint Corp
Landry's Inc			7.13%, 06/15/2024		8,840	6,630
9.38%, 05/01/2020(d)	11,755	12,357
			7.88%, 09/15/2023		7,845	6,119
Michaels Stores Inc			T-Mobile USA Inc
5.88%, 12/15/2020(d)	12,293	12,877
			6.13%, 01/15/2022		4,110	4,323
Rite Aid Corp			6.25%, 04/01/2021		20,800	21,684
6.13%, 04/01/2023(d)	11,685	12,452
			6.50%, 01/15/2024		4,025	4,287
Tops Holding LLC / Tops Markets II Corp			6.50%, 01/15/2026		9,620	10,197
8.00%, 06/15/2022(d)	9,215	8,247
			6.63%, 04/28/2021		12,140	12,792
Yum! Brands Inc			Wind Acquisition Finance SA
3.88%, 11/01/2020	5,785	5,771	4.75%, 07/15/2020(d)		10,885	10,390
		$120,841	7.38%, 04/23/2021(d)		23,940	21,307
Savings & Loans - 0.00%						$227,150
Washington Mutual Bank / Henderson NV			Transportation - 1.91%
0.00%, 06/15/2011(a),(b)	3,500	—
0.00%, 01/15/2013(a),(b)	3,000	—	Eletson Holdings Inc
			9.63%, 01/15/2022(d)		17,244	13,623
0.00%, 01/15/2015(a),(b),(f)	2,000	—
			Hornbeck Offshore Services Inc
		$—	5.00%, 03/01/2021		9,980	6,350
Semiconductors - 0.30%			Navios Maritime Acquisition Corp / Navios
Micron Technology Inc			Acquisition Finance US Inc
5.25%, 01/15/2024(d)	2,860	2,295	8.13%, 11/15/2021(d)		37,660	30,975
NXP BV / NXP Funding LLC
5.75%, 02/15/2021(d)	805	844

See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2016 (unaudited)

	Principal			SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)	Amount (000's) Value (000's)			(continued)	Amount (000's) Value (000's)

Transportation (continued)				Healthcare - Services (continued)
Navios Maritime Holdings Inc / Navios				Lantheus Medical Imaging Inc, Term Loan B
Maritime Finance II US Inc				7.00%, 06/24/2022(f)	$12,962	$11,139
7.38%, 01/15/2022(d)		$16,245	$6,539	MPH Acquisition Holdings LLC, Term Loan
Navios South American Logistics Inc / Navios				B
Logistics Finance US Inc				3.75%, 03/19/2021(f)	7,826	7,785
7.25%, 05/01/2022(d)		13,220	7,965	Radnet Management Inc, Term Loan B
			$65,452	8.00%, 03/25/2021(f)	7,560	6,936
TOTAL BONDS			$2,937,276			$26,754
	Principal
				Internet - 0.02%
CONVERTIBLE BONDS - 0.59%	Amount (000's) Value (000's)			Zayo Group LLC, Term Loan B
Banks- 0.23%				3.75%, 05/06/2021(f)	722	721
ING Groep NV
6.00%, 12/29/2049(f),(g)		8,150	7,742
				Media- 0.65%
				Adria Topco BV, PIK Term Loan
Food Service - 0.00%				0.00%, PIK 9.00%, 06/04/2019(e),(f),(i)	1,400	1,412
FU JI Food and Catering Services Holdings				Univision Communications Inc, Term Loan
Ltd				C3
0.00%, 11/09/2009(a),(b)	HKD	46,500	—	4.00%, 03/01/2020(f)	3,209	3,199
0.00%, 10/18/2010(a),(b)	CNY	245,000	—	Univision Communications Inc, Term Loan
			$—	C4
				4.00%, 03/01/2020(f)	7,882	7,869
Semiconductors - 0.36%				WideOpenWest Finance LLC, Term Loan B
Jazz US Holdings Inc				4.50%, 04/01/2019(f)	9,675	9,619
8.00%, 12/31/2018		$8,893	12,256			$22,099

TOTAL CONVERTIBLE BONDS			$19,998	Mining - 0.24%
SENIOR FLOATING RATE INTERESTS - Principal				FMG Resources August 2006 Pty Ltd, Term
6.32%	Amount (000's) Value (000's)			Loan B
				4.25%, 06/30/2019(f)	8,565	8,060
Aerospace & Defense - 0.42%
B/E Aerospace Inc, Term Loan B
4.00%, 11/19/2021(f)		$14,232	$14,306	Oil & Gas - 0.14%
				Seadrill Operating LP, Term Loan B
				4.00%, 02/12/2021(f)	9,787	4,804
Building Materials - 0.05%
GYP Holdings III Corp, Term Loan B
7.75%, 03/25/2022(f)		1,850	1,679	Oil & Gas Services - 0.10%
				Seventy Seven Operating LLC, Term Loan B
				3.75%, 06/17/2021(f)	4,465	3,511
Chemicals - 0.23%
Emerald Performance Materials LLC, Term
Loan				Packaging & Containers - 0.20%
7.75%, 07/22/2022(f)		8,475	7,940	SIG Combibloc PurchaseCo Sarl, Term Loan
				B
				4.25%, 03/11/2022(f)	6,737	6,719
Consumer Products - 0.24%
Dell International LLC, Term Loan B2
4.00%, 04/29/2020(f)		8,271	8,268	Pharmaceuticals - 0.18%
				Valeant Pharmaceuticals International Inc,
				Term Loan BF1
Entertainment - 0.70%				5.00%, 04/01/2022(f)	6,506	6,337
CCM Merger Inc, Term Loan B
4.50%, 07/30/2021(f)		4,911	4,921
Lions Gate Entertainment Corp, Term Loan				REITS- 0.32%
B				iStar Inc, Term Loan A2
5.00%, 03/11/2022(f)		10,245	9,989	7.00%, 03/19/2017(f)	10,961	10,961
Peninsula Gaming LLC, Term Loan B
4.25%, 11/30/2017(f)		9,137	9,132
				Retail - 0.60%
			$24,042	Academy Ltd, Term Loan B
				5.00%, 06/16/2022(f)	13,414	13,143
Forest Products & Paper - 0.77%
Caraustar Industries Inc, Term Loan B				Michaels Stores Inc, Term Loan B
				4.00%, 01/20/2028(f)	6,372	6,394
8.00%, 04/26/2019(f)		11,606	11,534
8.00%, 05/01/2019(f)		11,462	11,391	PetSmart Inc, Term Loan B
				4.41%, 03/11/2022(f)	950	947
NewPage Corp, DIP Term Loan
11.00%, 07/26/2017 (f)		1,375	1,189			$20,484
11.00%, 07/26/2017 (f)		1,375	1,162
				Semiconductors - 0.53%
NewPage Corp, Term Loan B				Avago Technologies Cayman Finance Ltd,
0.00%, 02/05/2021(a),(f)		6,833	965
				Term Loan B1
			$26,241	4.25%, 11/11/2022(f)	10,725	10,727
Healthcare - Services - 0.78%				NXP BV, Term Loan B
				3.75%, 11/05/2020(f)	7,521	7,540
Acadia Healthcare Co Inc, Term Loan B2
4.50%, 02/04/2023(f)		888	894			$18,267

See accompanying notes

		Schedule of Investments
		High Yield Fund
		April 30, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000	's)

Telecommunications - 0.15%
Altice Financing SA, Delay-Draw Term Loan
DD
5.50%, 07/03/2019(f)	$4,961	$4,998

TOTAL SENIOR FLOATING RATE INTERESTS		$216,191
U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - 0.73%	Amount (000's)	Value (000	's)

U.S. Treasury - 0.73%
1.13%, 02/28/2021	$25,000	$24,839

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$24,839
Total Investments		$3,367,932
Other Assets and Liabilities - 1.57%		$53,583
TOTAL NET ASSETS - 100.00%		$3,421,515

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $8,028 or 0.23% of net assets.
(c)	Security is Illiquid. At the end of the period, the value of these securities totaled $488 or 0.01% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,456,316 or 42.56% of net assets.
(e)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(f)	Variable Rate. Rate shown is in effect at April 30, 2016.
(g)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(h)	Security purchased on a when-issued basis.
(i)	This Senior Floating Rate Note will settle after April 30, 2016, at which time the interest rate will be determined.

Portfolio Summary (unaudited)

Sector	Percent
Communications	17.23%
Consumer, Cyclical	16.81%
Financial	14.18%
Consumer, Non-cyclical	12.85%
Energy	9.08%
Basic Materials	8.87%
Industrial	8.08%
Exchange Traded Funds	4.94%
Technology	3.72%
Utilities	1.59%
Government	0.73%
Diversified	0.36%
Other Assets and Liabilities	1.57%
TOTAL NET ASSETS	100.00%

See accompanying notes

				Schedule of Investments
				High Yield Fund
				April 30, 2016 (unaudited)

		Exchange Cleared Credit Default Swaps

Sell Protection
		Implied
		Credit Spread		(Pay)/			Upfront	Unrealized
		as of April		Receive Fixed	Expiration	Notional	Premiums	Appreciation/
	Reference Entity	30, 2016	(c)	Rate	Date	Amount (a)	Paid/(Received)	(Depreciation)	Fair Value (b)
	CDX.NA.HY.25	N/A		5.00%	12/20/2020	$25,000	$151	$564	$715
Total							$151	$564	$715

Amounts in thousands

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $25,000.

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments requiredtobe made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Foreign Currency Contracts

							Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value		Asset	Liability
Brown Brothers Harriman & Co	06/10/2016	EUR	26,000,000	$28,761	$29,802	$	— $	(1,041)
Total						$	— $	(1,041)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2016 (unaudited)

COMMON STOCKS - 0.10%	Shares Held	Value (000	's)		Principal
				BONDS (continued)	Amount (000's) Value (000's)
Electric - 0.05%
Dynegy Inc (a)	15,000	$264		Automobile Manufacturers - 0.42%
Upstate New York Power Producers Inc	6,862	160		Fiat Chrysler Automobiles NV
(a),(b),(c)				4.50%, 04/15/2020	$1,113	$1,137
		$424		5.25%, 04/15/2023	630	637
				General Motors Co
Packaging & Containers - 0.00%				0.00%, 12/01/2020(a),(b),(c)	25	—
Constar International (a),(b),(c)	9,689	—		0.00%, 12/01/2020(a),(b),(c)	50	—
				0.00%, 07/15/2023(a),(b),(c)	1,000	—
				0.00%, 09/01/2025(a),(b),(c)	700	—
Retail - 0.00%
Nebraska Book Holdings Inc (a),(b)	20,064	12		0.00%, 05/01/2028(a),(b),(c)	150	—
Neebo, Inc - Warrants (a),(b),(c)	7,519	—		0.00%, 03/06/2032(a),(b),(c)	75	—
Neebo, Inc - Warrants (a),(b),(c)	3,508	—		0.00%, 07/15/2033(a),(b),(c)	100	—
				0.00%, 07/15/2033(a),(b),(c)	5,050	—
		$12
				0.00%, 03/15/2036(a),(b),(c)	725	—
Telecommunications - 0.05%				Jaguar Land Rover Automotive PLC
NII Holdings Inc (a)	77,871	411		4.13%, 12/15/2018(e)	383	394
				4.25%, 11/15/2019(e)	766	791
				5.63%, 02/01/2023(e)	300	316
Transportation - 0.00%
Gener8 Maritime Inc - Warrants (a),(b),(c)	1,507	—		JB Poindexter & Co Inc
				9.00%, 04/01/2022(e)	449	473
TOTAL COMMON STOCKS		$847				$3,748
INVESTMENT COMPANIES - 4.59%	Shares Held	Value (000	's)	Automobile Parts & Equipment - 0.97%
Publicly Traded Investment Fund - 4.59%				American Axle & Manufacturing Inc
BlackRock Liquidity Funds FedFund Portfolio	40,585,773	40,586		6.63%, 10/15/2022	1,000	1,058
				Goodyear Tire & Rubber Co/The
				5.13%, 11/15/2023	580	599
TOTAL INVESTMENT COMPANIES		$40,586
				6.50%, 03/01/2021	930	979
PREFERRED STOCKS - 0.18%	Shares Held	Value (000	's)
				7.00%, 05/15/2022	1,170	1,264
Insurance - 0.18%				MPG Holdco I Inc
XLIT Ltd (d)	1,935	1,555		7.38%, 10/15/2022	469	469
				Tenneco Inc
				5.38%, 12/15/2024	660	688
Packaging & Containers - 0.00%				ZF North America Capital Inc
Constar International (a),(b),(c)	977	—
				4.00%, 04/29/2020(e)	1,975	2,064
				4.50%, 04/29/2022(e)	670	686
TOTAL PREFERRED STOCKS		$1,555		4.75%, 04/29/2025(e)	759	769
	Principal					$8,576
BONDS- 88.02%	Amount (000's)	Value (000	's)
				Banks- 2.86%
Advertising - 0.26%				Bank of America Corp
Acosta Inc				6.10%, 12/29/2049(d),(f)	935	936
7.75%, 10/01/2022(e)	$2,145	$1,995
				Barclays Bank PLC
Outfront Media Capital LLC / Outfront Media				7.63%, 11/21/2022	370	403
Capital Corp				Barclays PLC
5.88%, 03/15/2025	265	277		8.25%, 12/29/2049(d),(f)	435	436
		$2,272		CIT Group Inc
Aerospace & Defense - 0.18%				3.88%, 02/19/2019	1,460	1,467
Orbital ATK Inc				5.00%, 05/15/2017	1,080	1,102
5.25%, 10/01/2021	241	252		5.00%, 08/15/2022	1,253	1,313
5.50%, 10/01/2023(e)	170	178		5.25%, 03/15/2018	1,385	1,428
TransDigm Inc				5.38%, 05/15/2020	2,332	2,446
				6.63%, 04/01/2018(e)	3,905	4,115
6.00%, 07/15/2022	734	743
6.50%, 07/15/2024	210	212		Citigroup Inc
				5.87%, 12/29/2049(d),(f)	645	624
7.50%, 07/15/2021	215	225
				5.95%, 12/29/2049(d),(f)	1,120	1,084
		$1,610
				6.13%, 12/29/2049(d),(f)	1,030	1,047
Airlines - 0.35%				6.25%, 08/15/2049(d),(f)	535	550
Continental Airlines 2005-ERJ1 Pass Through				Credit Agricole SA
Trust				8.13%, 12/29/2049(d),(e),(f)	1,020	1,053
9.80%, 10/01/2022	345	375		Royal Bank of Scotland Group PLC
Continental Airlines 2012-3 Class C Pass Thru				6.00%, 12/19/2023	1,555	1,591
Certificates				6.13%, 12/15/2022	3,256	3,481
6.13%, 04/29/2018	845	887		7.50%, 12/29/2049(d),(f)	561	523
Delta Air Lines 2012-1 Class B Pass Through				8.00%, 12/29/2049(d),(f)	279	267
Trust				Societe Generale SA
6.88%, 05/07/2019(e)	300	325		8.00%, 12/29/2049(d),(e),(f)	1,440	1,426
Northwest Airlines 2007-1 Class A Pass						$25,292
Through Trust
7.03%, 05/01/2021	1,074	1,196		Beverages - 0.43%
UAL 2007-1 Pass Through Trust				Constellation Brands Inc
6.64%, 01/02/2024	296	311		3.88%, 11/15/2019	375	395
		$3,094		4.25%, 05/01/2023	1,280	1,338
				4.75%, 11/15/2024	805	853

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Beverages (continued)			Chemicals (continued)
Constellation Brands Inc (continued)			NOVA Chemicals Corp
4.75%, 12/01/2025	$177	$188	5.00%, 05/01/2025(e)	$1,778	$1,742
6.00%, 05/01/2022	295	336	5.25%, 08/01/2023(e)	193	195
Cott Beverages Inc			PolyOne Corp
6.75%, 01/01/2020	621	650	5.25%, 03/15/2023	914	916
		$3,760	PQ Corp
			8.75%, 11/01/2018(e)	2,900	3,020
Biotechnology - 0.13%			Rain CII Carbon LLC / CII Carbon Corp
Concordia Healthcare Corp			8.00%, 12/01/2018(e)	530	456
7.00%, 04/15/2023(e)	1,265	1,173
			8.25%, 01/15/2021(e)	210	158
			Tronox Finance LLC
Building Materials - 1.91%			7.50%, 03/15/2022(e)	416	345
CEMEX Espana SA/Luxembourg			Unifrax I LLC / Unifrax Holding Co
9.88%, 04/30/2019(e)	1,650	1,735	7.50%, 02/15/2019(e)	725	575
Cemex Finance LLC			WR Grace & Co-Conn
6.00%, 04/01/2024(e)	757	754	5.13%, 10/01/2021(e)	401	420
Cemex SAB de CV			5.63%, 10/01/2024(e)	192	203
6.13%, 05/05/2025(e)	203	199			$15,943
6.50%, 12/10/2019(e)	125	132
7.25%, 01/15/2021(e)	1,115	1,190	Coal- 0.06%
7.75%, 04/16/2026(e)	1,250	1,331	Cloud Peak Energy Resources LLC / Cloud
			Peak Energy Finance Corp
GCP Applied Technologies Inc
9.50%, 02/01/2023(e)	500	548	6.38%, 03/15/2024	224	77
			CONSOL Energy Inc
Hardwoods Acquisition Inc
7.50%, 08/01/2021(e)	778	615	5.88%, 04/15/2022	540	450
Headwaters Inc					$527
7.25%, 01/15/2019	635	654	Commercial Services - 3.76%
Masco Corp			ACE Cash Express Inc
4.45%, 04/01/2025	506	528	11.00%, 02/01/2019 (e)	1,106	536
5.95%, 03/15/2022	690	774	ADT Corp/The
Masonite International Corp			2.25%, 07/15/2017	790	800
5.63%, 03/15/2023(e)	373	390	4.13%, 06/15/2023	1,222	1,136
NCI Building Systems Inc			4.88%, 07/15/2042	980	733
8.25%, 01/15/2023(e)	420	449	Ahern Rentals Inc
NWH Escrow Corp			7.38%, 05/15/2023(e)	563	429
7.50%, 08/01/2021(e)	197	151	APX Group Inc
Standard Industries Inc/NJ			8.75%, 12/01/2020	1,460	1,369
5.13%, 02/15/2021(e)	170	177	Cenveo Corp
5.38%, 11/15/2024(e)	745	777	8.50%, 09/15/2022(e)	420	231
5.50%, 02/15/2023(e)	285	298	Garda World Security Corp
6.00%, 10/15/2025(e)	262	282	7.25%, 11/15/2021(e)	925	747
Summit Materials LLC / Summit Materials			Harland Clarke Holdings Corp
Finance Corp			6.88%, 03/01/2020(e)	380	346
6.13%, 07/15/2023	1,298	1,308	Hertz Corp/The
US Concrete Inc			4.25%, 04/01/2018	1,075	1,086
8.50%, 12/01/2018	795	827	5.88%, 10/15/2020	980	995
USG Corp			Jaguar Holding Co II / Pharmaceutical Product
5.50%, 03/01/2025(e)	395	418	Development LLC
6.30%, 11/15/2016	480	493	6.38%, 08/01/2023(e)	1,235	1,283
9.75%, 01/15/2018(f)	2,175	2,441	Live Nation Entertainment Inc
Vulcan Materials Co			7.00%, 09/01/2020(e)	274	287
4.50%, 04/01/2025	384	409	Mustang Merger Corp
		$16,880	8.50%, 08/15/2021(e)	383	400
			Prime Security Services Borrower LLC /
Chemicals - 1.80%
			Prime Finance Inc
Ashland Inc			9.25%, 05/15/2023(e),(g)	1,668	1,731
4.75%, 08/15/2022(f)	867	872
			RR Donnelley & Sons Co
Axiall Corp
			6.00%, 04/01/2024	845	761
4.88%, 05/15/2023	532	526
			6.50%, 11/15/2023	839	784
Basell Finance Co BV
8.10%, 03/15/2027(e)	575	747	7.00%, 02/15/2022	665	650
			7.25%, 05/15/2018	383	406
Blue Cube Spinco Inc
9.75%, 10/15/2023(e)	1,202	1,372	7.63%, 06/15/2020	2,755	2,845
10.00%, 10/15/2025 (e)	883	1,018	7.88%, 03/15/2021	1,215	1,258
			8.25%, 03/15/2019	2,275	2,417
Hexion Inc
			Service Corp International/US
6.63%, 04/15/2020	1,629	1,364
			5.38%, 05/15/2024	1,845	1,965
10.00%, 04/15/2020	341	315
			8.00%, 11/15/2021	440	515
Huntsman International LLC
			Syniverse Holdings Inc
4.88%, 11/15/2020	365	368
			9.13%, 01/15/2019	1,600	792
Momentive Performance - Escrow
0.00%, 10/15/2020(a),(b),(c)	1,740	—	Team Health Inc
			7.25%, 12/15/2023(e)	2,290	2,431
Momentive Performance Materials Inc
3.88%, 10/24/2021	1,740	1,331

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Commercial Services (continued)			Diversified Financial Services (continued)
United Rentals North America Inc			Ally Financial Inc (continued)
5.50%, 07/15/2025	$550	$547	8.00%, 03/15/2020	$3,505	$3,974
5.75%, 11/15/2024	1,050	1,064	8.00%, 11/01/2031	706	851
5.88%, 09/15/2026(c),(g)	605	605	8.00%, 11/01/2031	900	1,078
6.13%, 06/15/2023	2,140	2,220	CNG Holdings Inc
7.38%, 05/15/2020	945	983	9.38%, 05/15/2020(e)	920	409
8.25%, 02/01/2021	920	959	E*TRADE Financial Corp
		$33,311	4.63%, 09/15/2023	382	387
			5.38%, 11/15/2022	465	494
Computers - 0.65%			ILFC E-Capital Trust I
Diebold Inc			4.24%, 12/21/2065(e),(f)	1,483	1,216
8.50%, 04/15/2024(e)	578	585
			ILFC E-Capital Trust II
IHS Inc			4.49%, 12/21/2065(e),(f)	915	750
5.00%, 11/01/2022	2,142	2,238	International Lease Finance Corp
Riverbed Technology Inc			4.63%, 04/15/2021	2,672	2,769
8.88%, 03/01/2023(e)	560	564
			5.88%, 08/15/2022	185	203
Western Digital Corp			6.25%, 05/15/2019	1,590	1,725
7.38%, 04/01/2023(e)	297	300
10.50%, 04/01/2024 (e)	2,118	2,060	8.63%, 01/15/2022	1,700	2,057
			8.88%, 09/01/2017	1,795	1,932
		$5,747	National Financial Partners Corp
			9.00%, 07/15/2021(e)	545	542
Consumer Products - 0.22%
Central Garden & Pet Co			Nationstar Mortgage LLC / Nationstar Capital
6.13%, 11/15/2023	80	84	Corp
Prestige Brands Inc			6.50%, 07/01/2021	232	204
6.38%, 03/01/2024(e)	415	436	6.50%, 06/01/2022	142	122
Spectrum Brands Inc			7.88%, 10/01/2020	515	494
5.75%, 07/15/2025	630	668	9.63%, 05/01/2019	126	131
6.13%, 12/15/2024	736	787	Navient Corp
		$1,975	4.88%, 06/17/2019	3,920	3,755
			5.50%, 01/15/2019	390	387
Cosmetics & Personal Care - 0.26%			5.88%, 03/25/2021	1,145	1,082
Edgewell Personal Care Co			6.13%, 03/25/2024	854	765
4.70%, 05/19/2021	525	548	Quicken Loans Inc
4.70%, 05/24/2022	1,360	1,421	5.75%, 05/01/2025(e)	836	786
Revlon Consumer Products Corp			Springleaf Finance Corp
5.75%, 02/15/2021(f)	325	331	7.75%, 10/01/2021	73	72
		$2,300	8.25%, 12/15/2020	347	358
			Walter Investment Management Corp
Distribution & Wholesale - 0.61%
Global Partners LP / GLP Finance Corp			7.88%, 12/15/2021	2,440	1,616
6.25%, 07/15/2022	315	258			$43,132
H&E Equipment Services Inc			Electric - 2.78%
7.00%, 09/01/2022	819	827	AES Corp/VA
HD Supply Inc			4.88%, 05/15/2023	1,000	985
5.25%, 12/15/2021(e)	1,580	1,659	5.50%, 04/15/2025	525	526
5.75%, 04/15/2024(e)	789	828	Calpine Corp
7.50%, 07/15/2020	1,275	1,353	0.00%, 07/15/2013(a),(b),(c)	1,500	—
Univar USA Inc			5.38%, 01/15/2023	1,615	1,629
6.75%, 07/15/2023(e)	440	438	5.50%, 02/01/2024	1,000	1,010
		$5,363	6.00%, 01/15/2022(e)	1,550	1,637
			Dynegy Inc
Diversified Financial Services - 4.87%
AerCap Ireland Capital Ltd / AerCap Global			5.88%, 06/01/2023	1,207	1,092
Aviation Trust			6.75%, 11/01/2019	575	580
3.75%, 05/15/2019	1,290	1,308	7.38%, 11/01/2022	900	889
4.50%, 05/15/2021	2,520	2,601	7.63%, 11/01/2024	370	362
4.63%, 07/01/2022	379	392	GenOn Energy Inc
Aircastle Ltd			9.88%, 10/15/2020	1,000	700
			InterGen NV
5.00%, 04/01/2023	530	540	7.00%, 06/30/2023(e)	643	444
5.13%, 03/15/2021	1,170	1,238
5.50%, 02/15/2022	405	431	IPALCO Enterprises Inc
6.25%, 12/01/2019	1,532	1,681	5.00%, 05/01/2018	650	682
Alliance Data Systems Corp			NRG Energy Inc
5.38%, 08/01/2022(e)	305	293	6.25%, 07/15/2022	1,790	1,755
Ally Financial Inc			6.25%, 05/01/2024	1,000	975
2.75%, 01/30/2017	410	409	6.63%, 03/15/2023	2,053	2,017
3.25%, 11/05/2018	140	140	7.88%, 05/15/2021	2,505	2,604
3.60%, 05/21/2018	1,385	1,392	8.25%, 09/01/2020	470	486
4.13%, 03/30/2020	465	474	Talen Energy Supply LLC
			4.60%, 12/15/2021	1,455	1,135
4.63%, 05/19/2022	1,137	1,165	4.62%, 07/15/2019(e),(f)	3,356	3,121
4.63%, 03/30/2025	825	833
5.50%, 02/15/2017	335	342	6.50%, 06/01/2025	1,427	1,267
			Terraform Global Operating LLC
6.25%, 12/01/2017	1,665	1,734	9.75%, 08/15/2022(e)	382	339

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Electric (continued)			Entertainment (continued)
Texas Competitive Electric Holdings Co LLC			Scientific Games International
/ TCEH Finance Inc			Inc (continued)
0.00%, 10/01/2020(a),(e),(f)	$1,075	$360	7.00%, 01/01/2022(e)	$330	$336
		$24,595	10.00%, 12/01/2022	5,755	4,756
			Shingle Springs Tribal Gaming Authority
Electrical Components & Equipment - 0.14%			9.75%, 09/01/2021(e)	562	615
Anixter Inc			Six Flags Entertainment Corp
5.50%, 03/01/2023(e)	425	434
			5.25%, 01/15/2021(e)	1,535	1,589
EnerSys			WMG Acquisition Corp
5.00%, 04/30/2023(e)	240	239
			5.63%, 04/15/2022(e)	575	585
International Wire Group Holdings Inc			6.75%, 04/15/2022(e)	650	644
8.50%, 10/15/2017(e)	593	591
					$29,219
		$1,264
			Environmental Control - 0.12%
Electronics - 0.15%			Casella Waste Systems Inc
Flextronics International Ltd			7.75%, 02/15/2019	1,015	1,034
4.63%, 02/15/2020	245	256
5.00%, 02/15/2023	1,080	1,109
		$1,365	Food- 2.47%
			Albertson's Holdings LLC/Safeway Inc
Energy - Alternate Sources - 0.04%			7.75%, 10/15/2022(e)	1,304	1,395
TerraForm Power Operating LLC			B&G Foods Inc
5.88%, 02/01/2023(e)	209	182
			4.63%, 06/01/2021	250	254
6.13%, 06/15/2025(e)	210	181
			Bumble Bee Holdings Inc
		$363	9.00%, 12/15/2017(e)	575	578
Engineering & Construction - 0.61%			Darling Ingredients Inc
AECOM			5.38%, 01/15/2022	1,345	1,402
5.75%, 10/15/2022	444	463	Dean Foods Co
			6.50%, 03/15/2023(e)	1,500	1,575
5.88%, 10/15/2024	2,275	2,389
MasTec Inc			Ingles Markets Inc
4.88%, 03/15/2023	1,197	1,101	5.75%, 06/15/2023	440	458
SBA Communications Corp			JBS USA LLC / JBS USA Finance Inc
			5.75%, 06/15/2025(e)	621	571
4.88%, 07/15/2022	520	524
			5.88%, 07/15/2024(e)	1,421	1,321
Tutor Perini Corp
			7.25%, 06/01/2021(e)	1,227	1,258
7.63%, 11/01/2018	899	892
			7.25%, 06/01/2021(e)	1,517	1,555
		$5,369	8.25%, 02/01/2020(e)	1,193	1,244
Entertainment - 3.30%			Pilgrim's Pride Corp
AMC Entertainment Inc			5.75%, 03/15/2025(e)	395	402
5.75%, 06/15/2025	695	712	Pinnacle Foods Finance LLC / Pinnacle Foods
5.88%, 02/15/2022	685	711	Finance Corp
Cedar Fair LP / Canada's Wonderland Co /			5.88%, 01/15/2024(e)	160	169
Magnum Management Corp			Post Holdings Inc
5.25%, 03/15/2021	1,325	1,381	6.00%, 12/15/2022(e)	2,760	2,834
Chukchansi Economic Development			6.75%, 12/01/2021(e)	1,339	1,403
Authority			7.75%, 03/15/2024(e)	882	959
9.75%, 05/30/2020(e)	1,238	730	8.00%, 07/15/2025(e)	478	530
Cinemark USA Inc			Safeway Inc
5.13%, 12/15/2022	500	517	5.00%, 08/15/2019	19	19
Eldorado Resorts Inc			Smithfield Foods Inc
7.00%, 08/01/2023	115	120	5.88%, 08/01/2021(e)	1,426	1,487
GLP Capital LP / GLP Financing II Inc			6.63%, 08/15/2022	875	925
4.38%, 04/15/2021	35	36	SUPERVALU Inc
4.88%, 11/01/2020	2,085	2,200	7.75%, 11/15/2022	1,343	1,182
5.38%, 11/01/2023	1,410	1,469	TreeHouse Foods Inc
5.38%, 04/15/2026	145	151	4.88%, 03/15/2022	53	55
International Game Technology PLC			6.00%, 02/15/2024(e)	285	303
6.50%, 02/15/2025(e)	1,715	1,736			$21,879
Isle of Capri Casinos Inc
5.88%, 03/15/2021	1,330	1,387	Food Service - 0.02%
8.88%, 06/15/2020	915	962	Aramark Services Inc
Mohegan Tribal Gaming Authority			5.13%, 01/15/2024	135	143
9.75%, 09/01/2021	3,475	3,623
11.00%, 09/15/2018 (e)	254	255	Forest Products & Paper - 0.12%
Peninsula Gaming LLC / Peninsula Gaming			Cascades Inc
Corp			5.50%, 07/15/2022(e)	308	297
8.38%, 02/15/2018(e)	760	774	5.75%, 07/15/2023(e)	300	286
Regal Entertainment Group			Clearwater Paper Corp
5.75%, 03/15/2022	1,885	1,963	4.50%, 02/01/2023	395	391
5.75%, 06/15/2023	525	537	5.38%, 02/01/2025(e)	104	104
Scientific Games International Inc					$1,078
6.25%, 09/01/2020	1,315	845
6.63%, 05/15/2021	925	585

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Gas- 0.13%			Healthcare - Services (continued)
AmeriGas Partners LP / AmeriGas Finance			HCA Holdings Inc
Corp			6.25%, 02/15/2021	$619	$673
6.25%, 08/20/2019	$500	$511	HCA Inc
NGL Energy Partners LP / NGL Energy			3.75%, 03/15/2019	1,300	1,336
Finance Corp			4.25%, 10/15/2019	1,890	1,966
5.13%, 07/15/2019	281	236	4.75%, 05/01/2023	245	251
6.88%, 10/15/2021	516	434	5.00%, 03/15/2024	2,109	2,183
		$1,181	5.25%, 04/15/2025	571	591
			5.25%, 06/15/2026	1,455	1,512
Hand & Machine Tools - 0.09%			5.38%, 02/01/2025	1,726	1,765
Milacron LLC / Mcron Finance Corp			5.88%, 03/15/2022	531	580
7.75%, 02/15/2021(e)	790	793
			5.88%, 05/01/2023	478	503
			5.88%, 02/15/2026	480	498
Healthcare - Products - 1.22%			6.50%, 02/15/2020	2,377	2,633
Alere Inc			7.50%, 02/15/2022	825	934
6.38%, 07/01/2023(e)	111	113	7.69%, 06/15/2025	1,130	1,209
6.50%, 06/15/2020	358	354	IASIS Healthcare LLC / IASIS Capital Corp
ConvaTec Healthcare E SA			8.38%, 05/15/2019	4,552	4,348
10.50%, 12/15/2018 (e)	1,383	1,417	LifePoint Health Inc
DJO Finco Inc / DJO Finance LLC / DJO			5.50%, 12/01/2021	598	622
Finance Corp			MPH Acquisition Holdings LLC
8.13%, 06/15/2021(e)	2,795	2,446	6.63%, 04/01/2022(e)	1,212	1,265
Halyard Health Inc			Tenet Healthcare Corp
6.25%, 10/15/2022	320	325	4.38%, 10/01/2021	530	531
Hill-Rom Holdings Inc			4.50%, 04/01/2021	750	759
5.75%, 09/01/2023(e),(f)	325	337	5.00%, 03/01/2019	401	397
Hologic Inc			5.50%, 03/01/2019	270	270
5.25%, 07/15/2022(e)	500	524	6.00%, 10/01/2020	1,151	1,220
Mallinckrodt International Finance SA			6.25%, 11/01/2018	1,417	1,517
4.75%, 04/15/2023	143	117	6.75%, 06/15/2023	575	568
Mallinckrodt International Finance SA /			6.88%, 11/15/2031	535	439
Mallinckrodt CB LLC			8.00%, 08/01/2020	603	621
4.88%, 04/15/2020(e)	815	782	8.13%, 04/01/2022	1,902	1,973
5.50%, 04/15/2025(e)	1,835	1,656	Universal Health Services Inc
5.63%, 10/15/2023(e)	1,145	1,073	4.75%, 08/01/2022(e)	259	264
5.75%, 08/01/2022(e)	1,143	1,079			$51,931
Sterigenics-Nordion Holdings LLC
6.50%, 05/15/2023(e)	190	193	Holding Companies - Diversified - 0.43%
			Argos Merger Sub Inc
Teleflex Inc			7.13%, 03/15/2023(e)	3,705	3,788
5.25%, 06/15/2024	367	382
		$10,798
			Home Builders - 1.64%
Healthcare - Services - 5.87%			CalAtlantic Group Inc
Acadia Healthcare Co Inc			5.38%, 10/01/2022	933	961
6.13%, 03/15/2021	253	263	5.88%, 11/15/2024	389	411
6.50%, 03/01/2024(e)	205	216
			8.38%, 01/15/2021	910	1,072
Amsurg Corp			DR Horton Inc
5.63%, 11/30/2020	364	373	4.38%, 09/15/2022	682	694
5.63%, 07/15/2022	690	708	4.75%, 02/15/2023	128	133
Centene Corp			5.75%, 08/15/2023	1,610	1,763
4.75%, 05/15/2022	40	41	Lennar Corp
5.63%, 02/15/2021(e)	540	568
6.13%, 02/15/2024(e)	360	380	4.50%, 06/15/2019	85	88
			4.50%, 11/15/2019	820	851
CHS/Community Health Systems Inc			4.75%, 12/15/2017	1,065	1,092
5.13%, 08/15/2018	1,321	1,338	4.75%, 11/15/2022(f)	1,695	1,720
5.13%, 08/01/2021	1,128	1,131	4.75%, 05/30/2025	410	411
6.88%, 02/01/2022	894	809	4.88%, 12/15/2023	100	102
7.13%, 07/15/2020	386	373	M/I Homes Inc
8.00%, 11/15/2019	1,207	1,215	6.75%, 01/15/2021	530	530
DaVita HealthCare Partners Inc			Mattamy Group Corp
5.00%, 05/01/2025	2,035	2,035	6.50%, 11/15/2020(e)	441	427
5.13%, 07/15/2024	1,285	1,307	Meritage Homes Corp
5.75%, 08/15/2022	1,159	1,214	7.00%, 04/01/2022	140	150
Envision Healthcare Corp			7.15%, 04/15/2020	315	335
5.13%, 07/01/2022(e)	929	945
			PulteGroup Inc
Fresenius Medical Care US Finance II Inc			4.25%, 03/01/2021	250	254
4.13%, 10/15/2020(e)	538	556
4.75%, 10/15/2024(e)	1,270	1,317	5.50%, 03/01/2026	339	350
5.63%, 07/31/2019(e)	1,939	2,111	6.00%, 02/15/2035	580	563
5.88%, 01/31/2022(e)	1,214	1,335	Taylor Morrison Communities Inc / Monarch
6.50%, 09/15/2018(e)	1,810	1,989	Communities Inc
			5.25%, 04/15/2021(e)	1,260	1,257
Fresenius Medical Care US Finance Inc			5.63%, 03/01/2024(e)	366	357
5.75%, 02/15/2021(e)	255	279

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Home Builders (continued)			Leisure Products & Services (continued)
Taylor Morrison Communities Inc / Monarch			Sabre GLBL Inc (continued)
Communities Inc (continued)			5.38%, 04/15/2023(e)	$289	$294
5.88%, 04/15/2023(e)	$412	$411			$1,326
Toll Brothers Finance Corp
4.88%, 11/15/2025	269	271	Lodging - 1.29%
5.63%, 01/15/2024	315	329	Boyd Gaming Corp
			6.38%, 04/01/2026(e)	845	864
		$14,532
			6.88%, 05/15/2023	586	608
Home Furnishings - 0.05%			Downstream Development Authority of the
Tempur Sealy International Inc			Quapaw Tribe of Oklahoma
5.63%, 10/15/2023	405	421	10.50%, 07/01/2019 (e)	400	380
			Golden Nugget Escrow Inc
			8.50%, 12/01/2021(e)	390	405
Housewares - 0.03%
			Hilton Worldwide Finance LLC / Hilton
Scotts Miracle-Gro Co/The
6.00%, 10/15/2023(e)	267	282	Worldwide Finance Corp
			5.63%, 10/15/2021	1,125	1,172
			MGM Resorts International
Insurance - 0.33%			6.00%, 03/15/2023	435	452
CNO Financial Group Inc			6.63%, 12/15/2021	500	532
5.25%, 05/30/2025	481	495	7.75%, 03/15/2022	1,845	2,062
Fidelity & Guaranty Life Holdings Inc			8.63%, 02/01/2019	850	967
6.38%, 04/01/2021(e)	425	425	MGP Escrow Issuer LLC / MGP Escrow Co-
Hartford Financial Services Group Inc/The			Issuer Inc
8.13%, 06/15/2068(f)	395	427	5.63%, 05/01/2024(e)	685	714
Liberty Mutual Group Inc			Seminole Hard Rock Entertainment Inc /
7.80%, 03/07/2087(e)	626	684	Seminole Hard Rock International LLC
Radian Group Inc			5.88%, 05/15/2021(e)	775	779
7.00%, 03/15/2021	230	245	Station Casinos LLC
USI Inc/NY			7.50%, 03/01/2021	1,430	1,515
7.75%, 01/15/2021(e)	636	636	Wynn Las Vegas LLC / Wynn Las Vegas
		$2,912	Capital Corp
			5.50%, 03/01/2025(e)	975	933
Internet - 0.31%					$11,383
Netflix Inc
5.50%, 02/15/2022	915	956	Machinery - Construction & Mining - 0.32%
5.75%, 03/01/2024	75	78	BlueLine Rental Finance Corp
5.88%, 02/15/2025	425	446	7.00%, 02/01/2019(e)	610	535
VeriSign Inc			Oshkosh Corp
5.25%, 04/01/2025	149	153	5.38%, 03/01/2025	323	333
Zayo Group LLC / Zayo Capital Inc			Terex Corp
6.00%, 04/01/2023	580	596	6.00%, 05/15/2021	1,090	1,079
6.38%, 05/15/2025(e)	360	375	6.50%, 04/01/2020	855	856
10.13%, 07/01/2020	169	180			$2,803
		$2,784
			Machinery - Diversified - 0.63%
Iron & Steel - 1.21%			ATS Automation Tooling Systems Inc
AK Steel Corp			6.50%, 06/15/2023(e)	453	467
8.75%, 12/01/2018	450	464	Briggs & Stratton Corp
Allegheny Technologies Inc			6.88%, 12/15/2020	475	516
7.88%, 08/15/2023(f)	295	242	Case New Holland Industrial Inc
ArcelorMittal			7.88%, 12/01/2017	2,605	2,774
6.13%, 06/01/2025	215	210	Gardner Denver Inc
6.50%, 03/01/2021(f)	200	204	6.88%, 08/15/2021(e)	345	295
7.25%, 02/25/2022(f)	2,290	2,409	Manitowoc Foodservice Inc
8.00%, 10/15/2039(f)	4,575	4,255	9.50%, 02/15/2024(e)	645	713
10.85%, 06/01/2019 (f)	545	624	Zebra Technologies Corp
Commercial Metals Co			7.25%, 10/15/2022	763	826
4.88%, 05/15/2023	581	529			$5,591
Signode Industrial Group Lux SA/Signode
Industrial Group US Inc			Media- 9.65%
6.38%, 05/01/2022(e)	600	585	Altice Financing SA
			6.63%, 02/15/2023(e)	865	855
Steel Dynamics Inc			7.50%, 05/15/2026(e),(g)	775	776
5.13%, 10/01/2021	300	307
5.25%, 04/15/2023	200	203	Altice Luxembourg SA
			7.63%, 02/15/2025(e)	1,069	1,033
5.50%, 10/01/2024	320	325	7.75%, 05/15/2022(e)	3,069	3,061
6.38%, 08/15/2022	320	337
			Altice US Finance I Corp
		$10,694	5.50%, 05/15/2026(e)	2,103	2,124
Leisure Products & Services - 0.15%			AMC Networks Inc
NCL Corp Ltd			5.00%, 04/01/2024	785	786
4.63%, 11/15/2020(e)	65	66	Cablevision Systems Corp
5.25%, 11/15/2019(e)	855	879	7.75%, 04/15/2018	265	278
Sabre GLBL Inc			8.00%, 04/15/2020	1,220	1,222
5.25%, 11/15/2023(e)	86	87	8.63%, 09/15/2017	468	496

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Media (continued)			Media (continued)
CCO Holdings LLC / CCO Holdings Capital			Sirius XM Radio Inc (continued)
Corp			5.75%, 08/01/2021(e)	$150	$157
5.13%, 05/01/2023(e)	$260	$265	5.88%, 10/01/2020(e)	2,085	2,163
5.25%, 03/15/2021	215	223	TEGNA Inc
5.25%, 09/30/2022	845	872	4.88%, 09/15/2021(e)	145	148
5.38%, 05/01/2025(e)	888	909	5.13%, 10/15/2019	1,850	1,915
5.50%, 05/01/2026(e)	825	842	5.13%, 07/15/2020	1,055	1,099
5.75%, 09/01/2023	56	59	5.50%, 09/15/2024(e)	365	377
5.88%, 04/01/2024(e)	1,582	1,657	6.38%, 10/15/2023	540	583
5.88%, 05/01/2027(e)	1,470	1,507	7.13%, 09/01/2018	382	388
6.63%, 01/31/2022	712	756	Time Warner Cable Inc
CCO Safari II LLC			7.30%, 07/01/2038	575	707
4.46%, 07/23/2022(e)	279	297	Unitymedia GmbH
CCOH Safari LLC			6.13%, 01/15/2025(e)	400	412
5.75%, 02/15/2026(e)	3,722	3,843	Unitymedia Hessen GmbH & Co KG /
Cequel Communications Holdings I LLC /			Unitymedia NRW GmbH
Cequel Capital Corp			5.00%, 01/15/2025(e)	600	603
5.13%, 12/15/2021(e)	1,125	1,060	5.50%, 01/15/2023(e)	800	829
6.38%, 09/15/2020(e)	1,502	1,538	Univision Communications Inc
Clear Channel Worldwide Holdings Inc			5.13%, 05/15/2023(e)	2,530	2,549
6.50%, 11/15/2022	1,252	1,215	5.13%, 02/15/2025(e)	700	692
6.50%, 11/15/2022	1,518	1,526	6.75%, 09/15/2022(e)	517	548
7.63%, 03/15/2020	3,226	2,990	8.50%, 05/15/2021(e)	625	652
7.63%, 03/15/2020	150	131	UPCB Finance IV Ltd
CSC Holdings LLC			5.38%, 01/15/2025(e)	1,045	1,063
7.63%, 07/15/2018	765	828	Videotron Ltd
DISH DBS Corp			5.38%, 06/15/2024(e)	767	801
5.00%, 03/15/2023	315	288	Virgin Media Finance PLC
5.88%, 11/15/2024	2,437	2,287	5.75%, 01/15/2025(e)	226	228
6.75%, 06/01/2021	4,895	5,043	6.00%, 10/15/2024(e)	1,700	1,734
7.88%, 09/01/2019	110	121	6.38%, 04/15/2023(e)	200	206
Gray Television Inc			Virgin Media Secured Finance PLC
7.50%, 10/01/2020	893	935	5.38%, 04/15/2021(e)	1,368	1,430
iHeartCommunications Inc			5.50%, 08/15/2026(e)	645	649
6.88%, 06/15/2018	503	297	WideOpenWest Finance LLC /
7.25%, 10/15/2027	730	321	WideOpenWest Capital Corp
9.00%, 12/15/2019	607	470	10.25%, 07/15/2019	685	687
11.25%, 03/01/2021	2,354	1,677			$85,427
Liberty Interactive LLC
8.50%, 07/15/2029	695	725	Metal Fabrication & Hardware - 0.03%
LIN Television Corp			Wise Metals Group LLC / Wise Alloys
5.88%, 11/15/2022	1,020	1,040	Finance Corp
			8.75%, 12/15/2018(e)	240	222
Mediacom LLC / Mediacom Capital Corp
7.25%, 02/15/2022	183	192
Neptune Finco Corp			Mining - 2.37%
10.88%, 10/15/2025 (e)	2,355	2,620	Alcoa Inc
Nexstar Broadcasting Inc			5.13%, 10/01/2024	1,655	1,611
6.13%, 02/15/2022(e)	445	446	5.87%, 02/23/2022	208	212
Nielsen Finance LLC / Nielsen Finance Co			5.90%, 02/01/2027	619	601
4.50%, 10/01/2020	1,260	1,295	6.75%, 01/15/2028	881	872
5.00%, 04/15/2022(e)	3,632	3,705	Aleris International Inc
Numericable-SFR SA			9.50%, 04/01/2021(e)	415	434
4.88%, 05/15/2019(e)	670	694	Anglo American Capital PLC
6.00%, 05/15/2022(e)	4,707	4,713	4.13%, 04/15/2021(e)	115	106
6.25%, 05/15/2024(e)	1,282	1,240	4.13%, 09/27/2022(e)	360	326
7.38%, 05/01/2026(e)	1,851	1,879	4.45%, 09/27/2020(e)	570	539
Quebecor Media Inc			4.88%, 05/14/2025(e)	1,000	913
5.75%, 01/15/2023	180	186	Coeur Mining Inc
Quebecor World PLC			7.88%, 02/01/2021	618	547
0.00%, 01/15/2025(a),(b),(c)	480	—	First Quantum Minerals Ltd
0.00%, 11/15/2025(a),(b),(c)	1,075	—	6.75%, 02/15/2020(e)	264	220
0.00%, 08/01/2027(a),(b),(c)	830	—	Freeport-McMoRan Inc
RCN Telecom Services LLC / RCN Capital			3.10%, 03/15/2020	1,655	1,490
Corp			3.55%, 03/01/2022	575	480
8.50%, 08/15/2020(e)	425	430	3.88%, 03/15/2023	2,730	2,286
Sinclair Television Group Inc			4.00%, 11/14/2021	1,075	951
5.63%, 08/01/2024(e)	940	966	4.55%, 11/14/2024	865	728
6.13%, 10/01/2022	1,030	1,100	5.40%, 11/14/2034	1,718	1,314
Sirius XM Radio Inc			5.45%, 03/15/2043	1,632	1,224
4.25%, 05/15/2020(e)	190	194	Hecla Mining Co
4.63%, 05/15/2023(e)	590	584	6.88%, 05/01/2021	613	570
5.38%, 04/15/2025(e)	205	210

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Mining (continued)			Oil & Gas (continued)
HudBay Minerals Inc			Concho Resources Inc (continued)
9.50%, 10/01/2020	$255	$217	6.50%, 01/15/2022	$410	$426
Kaiser Aluminum Corp			ConocoPhillips Co
5.88%, 05/15/2024(e),(g)	184	188	4.30%, 11/15/2044	436	423
Lundin Mining Corp			Continental Resources Inc/OK
7.50%, 11/01/2020(e)	490	495	3.80%, 06/01/2024	720	614
7.88%, 11/01/2022(e)	350	354	4.50%, 04/15/2023	1,125	1,005
New Gold Inc			5.00%, 09/15/2022	1,596	1,490
6.25%, 11/15/2022(e)	484	445	7.13%, 04/01/2021	98	99
7.00%, 04/15/2020(e)	435	424	Encana Corp
Prince Mineral Holding Corp			3.90%, 11/15/2021	967	885
11.50%, 12/15/2019 (e),(f)	216	188	6.50%, 08/15/2034	1,520	1,401
Taseko Mines Ltd			6.50%, 02/01/2038	699	625
7.75%, 04/15/2019	305	177	6.63%, 08/15/2037	525	478
Teck Resources Ltd			Ensco PLC
3.75%, 02/01/2023	240	185	4.50%, 10/01/2024	91	65
4.75%, 01/15/2022	590	490	4.70%, 03/15/2021	182	152
6.00%, 08/15/2040	2,210	1,607	EP Energy LLC / Everest Acquisition Finance
6.25%, 07/15/2041	1,030	778	Inc
		$20,972	6.38%, 06/15/2023	2,971	1,708
			7.75%, 09/01/2022	627	364
Miscellaneous Manufacturers - 0.16%			9.38%, 05/01/2020	2,970	1,936
Bombardier Inc			Halcon Resources Corp
4.75%, 04/15/2019(e)	428	398
			13.00%, 02/15/2022 (e)	641	205
5.50%, 09/15/2018(e)	322	317
6.00%, 10/15/2022(e)	855	727	Hilcorp Energy I LP / Hilcorp Finance Co
			5.00%, 12/01/2024(e)	561	522
		$1,442	5.75%, 10/01/2025(e)	551	519
			7.63%, 04/15/2021(e)	691	705
Office & Business Equipment - 0.04%
CDW LLC / CDW Finance Corp			Jupiter Resources Inc
5.00%, 09/01/2023	136	139	8.50%, 10/01/2022(e)	535	340
5.50%, 12/01/2024	240	253	MEG Energy Corp
			6.50%, 03/15/2021(e)	165	130
		$392
			7.00%, 03/31/2024(e)	519	407
Oil & Gas - 6.46%			Newfield Exploration Co
Anadarko Petroleum Corp			5.38%, 01/01/2026	1,450	1,435
4.85%, 03/15/2021	181	189	5.63%, 07/01/2024	1,006	1,024
5.55%, 03/15/2026	127	136	5.75%, 01/30/2022	1,864	1,895
6.60%, 03/15/2046	127	144	Oasis Petroleum Inc
Antero Resources Corp			6.50%, 11/01/2021	1,000	915
5.13%, 12/01/2022	1,774	1,703	6.88%, 03/15/2022	1,850	1,651
5.38%, 11/01/2021	832	805	7.25%, 02/01/2019	494	469
5.63%, 06/01/2023	1,160	1,125	Parker Drilling Co
6.00%, 12/01/2020	578	579	7.50%, 08/01/2020	259	215
Apache Corp			PBF Holding Co LLC / PBF Finance Corp
3.25%, 04/15/2022	151	150	7.00%, 11/15/2023(e)	367	358
4.75%, 04/15/2043	243	238	Penn Virginia Corp
5.10%, 09/01/2040	50	50	8.50%, 05/01/2020	373	76
6.00%, 01/15/2037	71	77	Precision Drilling Corp
California Resources Corp			5.25%, 11/15/2024	633	494
5.00%, 01/15/2020	109	47	6.50%, 12/15/2021	235	202
5.50%, 09/15/2021	97	40	QEP Resources Inc
6.00%, 11/15/2024	50	21	5.25%, 05/01/2023	521	490
8.00%, 12/15/2022(e)	680	467	5.38%, 10/01/2022	550	521
Cenovus Energy Inc			6.88%, 03/01/2021	988	978
5.70%, 10/15/2019	327	339	Range Resources Corp
6.75%, 11/15/2039	350	340	4.88%, 05/15/2025	825	764
Chesapeake Energy Corp			5.00%, 08/15/2022	1,975	1,844
5.38%, 06/15/2021	1,285	732	5.00%, 03/15/2023	3,205	2,957
5.75%, 03/15/2023	720	403	Rice Energy Inc
6.13%, 02/15/2021	865	513	7.25%, 05/01/2023	405	409
6.63%, 08/15/2020	355	217	Sabine Oil & Gas Corp
6.88%, 11/15/2020	355	217	0.00%, 02/15/2017(a)	195	2
8.00%, 12/15/2022(e)	1,783	1,212	SM Energy Co
Cimarex Energy Co			5.00%, 01/15/2024	1,400	1,166
4.38%, 06/01/2024	492	501	5.63%, 06/01/2025	409	344
5.88%, 05/01/2022	142	149	6.13%, 11/15/2022	240	217
Citgo Holding Inc			6.50%, 11/15/2021	594	553
10.75%, 02/15/2020 (e)	482	473	6.50%, 01/01/2023	726	664
CITGO Petroleum Corp			Stone Energy Corp
6.25%, 08/15/2022(e)	537	524	7.50%, 11/15/2022	562	145
Concho Resources Inc			Sunoco LP / Sunoco Finance Corp
5.50%, 04/01/2023	1,850	1,864	6.25%, 04/15/2021(e)	633	641

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)			Packaging & Containers (continued)
Sunoco LP / Sunoco Finance			Reynolds Group Issuer Inc / Reynolds Group
Corp (continued)			Issuer LLC / Reynolds Group Issuer
6.38%, 04/01/2023(e)	$825	$837	(Luxembourg) S.A. (continued)
Tesoro Corp			6.88%, 02/15/2021(f)	$1,045	$1,086
5.13%, 04/01/2024	328	328	7.13%, 04/15/2019	870	886
Transocean Inc			8.25%, 02/15/2021	760	787
6.50%, 11/15/2020	163	134	9.88%, 08/15/2019	1,171	1,211
7.13%, 12/15/2021(f)	1,050	856	Sealed Air Corp
Ultra Petroleum Corp			5.50%, 09/15/2025(e)	995	1,056
0.00%, 12/15/2018(a),(e)	850	127	6.50%, 12/01/2020(e)	500	567
6.13%, 10/01/2024(e)	646	97			$15,660
Unit Corp
6.63%, 05/15/2021	1,193	808	Pharmaceuticals - 2.67%
W&T Offshore Inc			Endo Finance LLC
			5.75%, 01/15/2022(e)	91	89
8.50%, 06/15/2019	424	68
Western Refining Logistics LP / WNRL			Endo Finance LLC / Endo Finco Inc
			5.87%, 01/15/2023(e),(f)	2,500	2,394
Finance Corp			7.75%, 01/15/2022(e)	161	167
7.50%, 02/15/2023	661	633
Whiting Petroleum Corp			Endo Ltd / Endo Finance LLC / Endo Finco
5.00%, 03/15/2019	2,375	2,102	Inc
			6.00%, 07/15/2023(e)	1,895	1,860
5.75%, 03/15/2021	165	137	6.00%, 02/01/2025(e)	1,160	1,108
6.25%, 04/01/2023	1,095	912
WPX Energy Inc			Grifols Worldwide Operations Ltd
5.25%, 09/15/2024	343	289	5.25%, 04/01/2022	200	206
6.00%, 01/15/2022	1,799	1,619	NBTY Inc
			7.63%, 05/15/2021(e),(g)	1,545	1,579
		$57,130
			9.00%, 10/01/2018	595	608
Oil & Gas Services - 0.22%			Quintiles Transnational Corp
Archrock Partners LP / Archrock Partners			4.88%, 05/15/2023(e)	220	225
Finance Corp			Valeant Pharmaceuticals International
6.00%, 10/01/2022	370	290	6.38%, 10/15/2020(e)	1,775	1,609
Basic Energy Services Inc			6.75%, 08/15/2021(e)	338	297
7.75%, 10/15/2022	462	147	7.00%, 10/01/2020(e)	495	455
Sea Trucks Group Ltd			7.25%, 07/15/2022(e)	330	291
9.00%, 03/26/2018(e)	683	212	Valeant Pharmaceuticals International Inc
Trinidad Drilling Ltd			5.38%, 03/15/2020(e)	1,565	1,386
7.88%, 01/15/2019(e)	435	351	5.50%, 03/01/2023(e)	3,634	3,089
Weatherford International Ltd			5.63%, 12/01/2021(e)	649	550
4.50%, 04/15/2022	204	179	5.88%, 05/15/2023(e)	5,369	4,497
7.00%, 03/15/2038	374	294	6.13%, 04/15/2025(e)	2,321	1,939
9.63%, 03/01/2019	461	484	6.75%, 08/15/2018(e)	868	837
		$1,957	7.50%, 07/15/2021(e)	473	433
					$23,619
Packaging & Containers - 1.77%
Ardagh Packaging Finance PLC			Pipelines - 4.73%
9.13%, 10/15/2020(e)	241	254	Blue Racer Midstream LLC / Blue Racer
Ardagh Packaging Finance PLC / Ardagh			Finance Corp
Holdings USA Inc			6.13%, 11/15/2022(e)	500	442
7.00%, 11/15/2020(e)	137	129	Boardwalk Pipelines LP
7.25%, 05/15/2024(c),(e),(g)	1,055	1,055	4.95%, 12/15/2024	400	373
9.13%, 10/15/2020(e)	397	417	Buckeye Partners LP
Ball Corp			4.88%, 02/01/2021	450	466
4.38%, 12/15/2020	730	759	Crestwood Midstream Partners LP /
5.00%, 03/15/2022	1,630	1,707	Crestwood Midstream Finance Corp
5.25%, 07/01/2025	388	408	6.00%, 12/15/2020	730	692
Berry Plastics Corp			6.13%, 03/01/2022	750	684
5.13%, 07/15/2023	1,050	1,060	6.25%, 04/01/2023(e)	1,580	1,442
BWAY Holding Co			DCP Midstream LLC
9.13%, 08/15/2021(e)	40	38	4.75%, 09/30/2021(e)	375	341
Constar International			5.35%, 03/15/2020(e)	300	285
0.00%, PIK 0.00%, 12/31/2017(a),(b),(c),(f),(h)	516	54	8.13%, 08/16/2030	330	318
Graphic Packaging International Inc			DCP Midstream Operating LP
4.75%, 04/15/2021	407	425	2.50%, 12/01/2017	555	537
Novelis Inc			5.60%, 04/01/2044	705	568
8.75%, 12/15/2020	870	898	Energy Transfer Equity LP
Owens-Brockway Glass Container Inc			5.50%, 06/01/2027	645	554
5.00%, 01/15/2022(e)	840	865	5.88%, 01/15/2024	2,110	1,973
5.88%, 08/15/2023(e)	573	616	7.50%, 10/15/2020	990	997
6.38%, 08/15/2025(e)	83	90	Energy Transfer Partners LP
Reynolds Group Issuer Inc / Reynolds Group			5.20%, 02/01/2022	320	323
Issuer LLC / Reynolds Group Issuer			Genesis Energy LP / Genesis Energy Finance
(Luxembourg) S.A.			Corp
5.75%, 10/15/2020	1,245	1,292	5.63%, 06/15/2024	625	566

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Pipelines (continued)			REITS (continued)
Genesis Energy LP / Genesis Energy Finance			Crown Castle International Corp
Corp (continued)			4.88%, 04/15/2022	$874	$948
6.75%, 08/01/2022	$220	$211	Equinix Inc
Hiland Partners Holdings LLC / Hiland			5.38%, 01/01/2022	404	422
Partners Finance Corp			5.38%, 04/01/2023	200	209
5.50%, 05/15/2022(e)	294	291	5.75%, 01/01/2025	282	295
Martin Midstream Partners LP / Martin			5.88%, 01/15/2026	898	950
Midstream Finance Corp			ESH Hospitality Inc
7.25%, 02/15/2021	800	732	5.25%, 05/01/2025(e)	1,289	1,271
MPLX LP			Iron Mountain Inc
4.50%, 07/15/2023(e)	2,689	2,610	5.75%, 08/15/2024	2,757	2,832
4.88%, 12/01/2024(e)	2,920	2,846	6.00%, 10/01/2020(e)	608	643
4.88%, 06/01/2025(e)	1,053	1,018	6.00%, 08/15/2023	380	404
NGPL PipeCo LLC			MPT Operating Partnership LP / MPT Finance
9.63%, 06/01/2019(e)	200	209	Corp
PBF Logistics LP / PBF Logistics Finance			5.50%, 05/01/2024	1,980	2,000
Corp			6.38%, 03/01/2024	645	687
6.88%, 05/15/2023	272	263	Omega Healthcare Investors Inc
Regency Energy Partners LP / Regency			5.88%, 03/15/2024	1,310	1,363
Energy Finance Corp			Sabra Health Care LP / Sabra Capital Corp
4.50%, 11/01/2023	250	233	5.50%, 02/01/2021	1,005	1,015
5.00%, 10/01/2022	115	113			$14,555
5.50%, 04/15/2023	1,420	1,343
5.88%, 03/01/2022	45	46	Retail - 2.94%
Rockies Express Pipeline LLC			1011778 BC ULC / New Red Finance Inc
			4.63%, 01/15/2022(e)	770	789
5.63%, 04/15/2020(e)	900	893
			6.00%, 04/01/2022(e)	890	919
6.00%, 01/15/2019(e)	360	367
6.88%, 04/15/2040(e)	1,090	959	AmeriGas Finance LLC / AmeriGas Finance
7.50%, 07/15/2038(e)	645	577	Corp
Rose Rock Midstream LP / Rose Rock			7.00%, 05/20/2022	888	938
Finance Corp			Caleres Inc
5.63%, 07/15/2022	422	346	6.25%, 08/15/2023	310	316
5.63%, 11/15/2023	1,281	1,012	Claire's Stores Inc
			6.13%, 03/15/2020(e)	728	479
Sabine Pass Liquefaction LLC
5.63%, 02/01/2021(f)	410	407	8.88%, 03/15/2019	2,463	677
			9.00%, 03/15/2019(e)	1,527	1,099
5.63%, 04/15/2023	1,760	1,725
5.63%, 03/01/2025	4,692	4,574	Dollar Tree Inc
			5.75%, 03/01/2023(e)	1,440	1,538
5.75%, 05/15/2024	2,525	2,443
Summit Midstream Holdings LLC / Summit			Ferrellgas LP / Ferrellgas Finance Corp
Midstream Finance Corp			6.50%, 05/01/2021	190	181
5.50%, 08/15/2022	450	365	6.75%, 01/15/2022	2,100	2,011
			6.75%, 06/15/2023(e)	566	528
Targa Resources Partners LP / Targa
Resources Partners Finance Corp			Group 1 Automotive Inc
			5.25%, 12/15/2023(e)	280	279
4.13%, 11/15/2019	935	907
4.25%, 11/15/2023	380	350	Guitar Center Inc
			6.50%, 04/15/2019(e)	611	554
5.25%, 05/01/2023	1,260	1,210
6.38%, 08/01/2022	600	606	JC Penney Corp Inc
Tesoro Logistics LP / Tesoro Logistics			8.13%, 10/01/2019	241	248
Finance Corp			Jo-Ann Stores LLC
			8.13%, 03/15/2019(e)	225	210
5.50%, 10/15/2019	715	729
6.13%, 10/15/2021	775	792	L Brands Inc
6.25%, 10/15/2022	1,723	1,766	5.63%, 10/15/2023	1,885	2,078
Transcontinental Gas Pipe Line Co LLC			Landry's Inc
			9.38%, 05/01/2020(e)	450	473
7.85%, 02/01/2026(e)	275	332
Williams Partners LP / ACMP Finance Corp			Nebraska Book Holdings Inc
			15.00%, 06/30/2016 (e)	328	328
6.13%, 07/15/2022	1,075	1,069
			Neiman Marcus Group LTD LLC
		$41,905	8.00%, 10/15/2021(e)	1,040	905
Private Equity - 0.07%			New Albertsons Inc
Icahn Enterprises LP / Icahn Enterprises			6.63%, 06/01/2028	325	294
Finance Corp			7.75%, 06/15/2026	310	304
5.88%, 02/01/2022	669	638	8.00%, 05/01/2031	422	421
			8.70%, 05/01/2030	95	95
			Party City Holdings Inc
Real Estate - 0.03%			6.13%, 08/15/2023(e)	270	282
Kennedy-Wilson Inc
			QVC Inc
5.88%, 04/01/2024	229	224
			5.13%, 07/02/2022	710	751
			5.45%, 08/15/2034	840	749
REITS- 1.64%			Radio Systems Corp
Communications Sales & Leasing Inc / CSL			8.38%, 11/01/2019(e)	589	613
Capital LLC			Rite Aid Corp
6.00%, 04/15/2023(e)	247	246	6.13%, 04/01/2023(e)	2,272	2,421
8.25%, 10/15/2023	1,340	1,270	6.75%, 06/15/2021	1,495	1,577

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Retail (continued)			Software (continued)
Rite Aid Corp (continued)			Nuance Communications Inc
9.25%, 03/15/2020	$1,130	$1,198	5.38%, 08/15/2020(e)	$1,195	$1,222
Sally Holdings LLC / Sally Capital Inc			Open Text Corp
5.63%, 12/01/2025	550	587	5.63%, 01/15/2023(e)	435	446
Serta Simmons Bedding LLC			Solera LLC / Solera Finance Inc
8.13%, 10/01/2020(e)	800	842	10.50%, 03/01/2024 (e)	420	440
Suburban Propane Partners LP/Suburban			SS&C Technologies Holdings Inc
Energy Finance Corp			5.88%, 07/15/2023(e)	300	311
5.75%, 03/01/2025	200	197			$18,875
7.38%, 08/01/2021	617	636
Tops Holding LLC / Tops Markets II Corp			Telecommunications - 8.52%
8.00%, 06/15/2022(e)	241	216	Alcatel-Lucent USA Inc
Yum! Brands Inc			6.45%, 03/15/2029	269	288
3.75%, 11/01/2021	200	195	Avaya Inc
			7.00%, 04/01/2019(e)	1,344	857
3.88%, 11/01/2020	115	115	10.50%, 03/01/2021 (e)	730	157
		$26,043
			CenturyLink Inc
Semiconductors - 1.20%			6.45%, 06/15/2021	1,835	1,872
Advanced Micro Devices Inc			6.75%, 12/01/2023	895	882
6.75%, 03/01/2019	377	318	7.60%, 09/15/2039	295	251
7.00%, 07/01/2024	899	677	Cincinnati Bell Inc
7.50%, 08/15/2022	75	58	8.38%, 10/15/2020	986	1,011
Amkor Technology Inc			Citizens Communications Co
6.38%, 10/01/2022	1,350	1,286	7.13%, 03/15/2019	135	142
Freescale Semiconductor Inc			CommScope Inc
6.00%, 01/15/2022(e)	1,325	1,405	5.50%, 06/15/2024(e)	762	764
Micron Technology Inc			CommScope Technologies Finance LLC
5.25%, 08/01/2023(e)	494	400	6.00%, 06/15/2025(e)	1,165	1,194
5.25%, 01/15/2024(e)	650	522	Consolidated Communications Inc
5.50%, 02/01/2025	387	313	6.50%, 10/01/2022	470	425
5.63%, 01/15/2026(e)	280	221	Embarq Corp
7.50%, 09/15/2023(e)	523	541	8.00%, 06/01/2036	5,829	5,829
Microsemi Corp			Frontier Communications Corp
9.13%, 04/15/2023(e)	396	436	6.25%, 09/15/2021	790	735
NXP BV / NXP Funding LLC			7.13%, 01/15/2023	490	434
4.13%, 06/15/2020(e)	392	403	7.63%, 04/15/2024	725	644
4.63%, 06/15/2022(e)	812	842	8.50%, 04/15/2020	1,501	1,587
5.75%, 02/15/2021(e)	297	311	8.75%, 04/15/2022	404	399
5.75%, 03/15/2023(e)	232	245	8.88%, 09/15/2020(e)	167	177
Qorvo Inc			9.00%, 08/15/2031	2,433	2,089
6.75%, 12/01/2023(e)	494	508	9.25%, 07/01/2021	837	873
Sensata Technologies BV			11.00%, 09/15/2025 (e)	1,657	1,674
5.00%, 10/01/2025(e)	496	498	10.50%, 09/15/2022 (e)	768	790
5.63%, 11/01/2024(e)	696	727	Goodman Networks Inc
Sensata Technologies UK Financing Co plc			12.13%, 07/01/2018	875	424
6.25%, 02/15/2026(e)	853	910	Hughes Satellite Systems Corp
		$10,621	6.50%, 06/15/2019	943	1,038
			Intelsat Jackson Holdings SA
Software - 2.13%			5.50%, 08/01/2023	1,784	1,127
Activision Blizzard Inc			7.25%, 04/01/2019	371	304
5.63%, 09/15/2021(e)	2,139	2,251
			7.25%, 10/15/2020	600	438
Change Healthcare Holdings Inc			8.00%, 02/15/2024(e)	610	631
6.00%, 02/15/2021(e)	445	450
			Intelsat Luxembourg SA
First Data Corp			7.75%, 06/01/2021	2,927	966
5.00%, 01/15/2024(e)	1,445	1,459
5.38%, 08/15/2023(e)	440	455	8.13%, 06/01/2023	1,085	355
5.75%, 01/15/2024(e)	726	737	Level 3 Communications Inc
6.75%, 11/01/2020(e)	394	414	5.75%, 12/01/2022	706	726
7.00%, 12/01/2023(e)	3,094	3,179	Level 3 Financing Inc
			5.13%, 05/01/2023	132	134
IMS Health Inc			5.25%, 03/15/2026(e)	345	350
6.00%, 11/01/2020(e)	151	155
			5.38%, 08/15/2022	1,245	1,273
Infor Software Parent LLC / Infor Software			5.38%, 01/15/2024(e)	885	899
Parent Inc			5.38%, 05/01/2025	1,353	1,376
7.13%, PIK 7.88%, 05/01/2021(e),(h)	1,944	1,638
			Nokia OYJ
Infor US Inc			6.63%, 05/15/2039	216	232
5.75%, 08/15/2020(e)	116	122
			Plantronics Inc
6.50%, 05/15/2022	2,477	2,286	5.50%, 05/31/2023(e)	295	296
Informatica LLC			Qwest Capital Funding Inc
7.13%, 07/15/2023(e)	464	451
			6.88%, 07/15/2028	159	134
MSCI Inc			7.75%, 02/15/2031	780	668
5.25%, 11/15/2024(e)	1,438	1,503
5.75%, 08/15/2025(e)	1,275	1,356	Qwest Corp
			6.88%, 09/15/2033	745	736
			7.25%, 09/15/2025	210	227

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		CONVERTIBLE BONDS (continued)	Amount (000's) Value (000's)

Telecommunications (continued)			Electric (continued)
SBA Telecommunications Inc			Upstate New York Power Producers Inc
5.75%, 07/15/2020	$580	$599	20.00%, 06/15/2017 (b),(c),(e)	$259	$497
SoftBank Group Corp					$723
4.50%, 04/15/2020(e)	988	999	TOTAL CONVERTIBLE BONDS		$723
Sprint Capital Corp			SENIOR FLOATING RATE INTERESTS - Principal
6.88%, 11/15/2028	2,795	2,075	7.07%	Amount (000's) Value (000's)
6.90%, 05/01/2019	209	191
8.75%, 03/15/2032	1,174	933	Advertising - 0.23%
Sprint Communications Inc			Advantage Sales & Marketing Inc, Term
6.00%, 11/15/2022(b)	2,808	2,065	Loan
7.00%, 03/01/2020(e)	1,334	1,369	7.50%, 07/21/2022(b),(f)	$1,950	$1,833
7.00%, 08/15/2020	1,585	1,315	Advantage Sales & Marketing Inc, Term Loan
8.38%, 08/15/2017	471	480	B
9.00%, 11/15/2018(e)	1,271	1,344	4.25%, 07/21/2021(f)	238	235
9.13%, 03/01/2017	164	169	Vertis Inc, Term Loan EXIT
			0.00%, 12/31/2016(a),(b),(c),(f)	1,359	1
11.50%, 11/15/2021	374	340
Sprint Corp					$2,069
7.13%, 06/15/2024	4,453	3,339	Aerospace & Defense - 0.12%
7.25%, 09/15/2021	2,667	2,154	TransDigm Inc, Term Loan D
7.63%, 02/15/2025	347	262	3.75%, 05/21/2021(f)	238	236
7.88%, 09/15/2023	3,950	3,080	TransDigm Inc, Term Loan E
Telecom Italia Capital SA			3.50%, 05/13/2022(f)	876	866
6.00%, 09/30/2034	1,140	1,126			$1,102
T-Mobile USA Inc
6.00%, 03/01/2023	2,437	2,559	Airlines - 0.05%
6.00%, 04/15/2024	168	176	American Airlines Inc, Term Loan B
6.13%, 01/15/2022	985	1,036	3.25%, 06/27/2020(f)	430	427
6.25%, 04/01/2021	675	704
6.38%, 03/01/2025	442	464
			Automobile Manufacturers - 0.09%
6.50%, 01/15/2024	212	226	FCA US LLC, Term Loan B
6.50%, 01/15/2026	460	488	3.25%, 12/31/2018(f)	339	338
6.54%, 04/28/2020	1,160	1,196	3.50%, 05/24/2017(f)	427	427
6.63%, 11/15/2020	275	285
					$765
6.63%, 04/28/2021	1,501	1,582
6.63%, 04/01/2023	521	557	Biotechnology - 0.06%
6.73%, 04/28/2022	1,703	1,793	Concordia Healthcare Corp, Term Loan B
6.84%, 04/28/2023	481	513	5.25%, 10/20/2021(f)	549	543
West Corp
5.38%, 07/15/2022(e)	515	466
Wind Acquisition Finance SA			Building Materials - 0.05%
4.75%, 07/15/2020(e)	2,905	2,773	Stardust Finance Holdings Inc, Term Loan B
			6.50%, 03/14/2022(f)	440	439
7.38%, 04/23/2021(e)	1,554	1,383
Windstream Services LLC
7.50%, 06/01/2022	1,868	1,532	Commercial Services - 0.08%
7.50%, 04/01/2023	247	200	Pharmaceutical Product Development LLC,
7.75%, 10/01/2021	230	195	Term Loan
		$75,376	0.00%, 08/18/2022(f),(i)	35	35
			Pharmaceutical Product Development LLC,
Transportation - 0.20%			Term Loan B
Bluewater Holding BV			4.25%, 08/05/2022(f)	318	317
10.00%, 12/10/2019 (e)	1,300	650
			Syniverse Holdings Inc, Term Loan B
Navios Maritime Acquisition Corp / Navios			0.00%, 04/23/2019(f),(i)	258	206
Acquisition Finance US Inc			0.00%, 04/23/2019(f),(i)	200	160
8.13%, 11/15/2021(e)	140	115
					$718
Navios Maritime Holdings Inc / Navios
Maritime Finance II US Inc			Computers - 0.11%
7.38%, 01/15/2022(e)	900	362	Presidio Inc, Term Loan B
Navios South American Logistics Inc / Navios			5.25%, 02/02/2022(f)	783	776
Logistics Finance US Inc			Riverbed Technology Inc, Term Loan B
7.25%, 05/01/2022(e)	557	336	6.00%, 02/25/2022(f)	212	213
Ultrapetrol Bahamas Ltd					$989
0.00%, 06/15/2021(a),(b)	1,514	295
		$1,758	Consumer Products - 0.16%
			Dell International LLC, Term Loan B2
TOTAL BONDS		$779,047	4.00%, 04/29/2020(f)	451	451
	Principal
			Prestige Brands Inc, Term Loan B3
CONVERTIBLE BONDS - 0.08%	Amount (000's) Value (000's)		3.52%, 09/03/2021(f)	354	354
Electric - 0.08%			Spectrum Brands Inc, Term Loan
NRG Yield Inc			3.50%, 06/16/2022(f)	590	592
3.25%, 06/01/2020(e)	250	226			$1,397

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Diversified Financial Services - 0.08%			Holding Companies - Diversified - 0.02%
Walter Investment Management Corp, Term			MGOC Inc, Term Loan B
Loan			0.00%, 07/31/2020(f),(i)	$135	$135
4.75%, 12/11/2020(f)	$772	$676

			Internet - 0.23%
Electric - 0.60%			Go Daddy Operating Co LLC, Term Loan B
Calpine Corp, Term Loan B5			4.25%, 05/05/2021(f)	250	250
3.50%, 05/20/2022(f)	1,346	1,337	Match Group Inc, Term Loan B1
Calpine Corp, Term Loan B6			5.50%, 10/27/2022(f)	1,246	1,252
4.00%, 01/15/2023(f)	693	693	Zayo Group LLC, Term Loan B
Dynegy Inc, Term Loan B2			3.75%, 05/06/2021(f)	557	557
4.00%, 04/16/2020(f)	363	362			$2,059
Texas Competitive Electric Holdings Co LLC,
Term Loan EXT			Lodging - 0.18%
4.91%, 10/10/2017(f)	8,239	2,786	Hilton Worldwide Finance LLC, Term Loan
Texas Competitive Electric Holdings Co LLC,			B
			3.50%, 09/23/2020(f)	375	376
Term Loan NONEXT
4.91%, 10/10/2016(f)	510	170	Intrawest Operations Group LLC, Term Loan
			B
		$5,348	0.00%, 11/26/2020(f),(i)	129	129
Entertainment - 0.56%			ROC Finance LLC, Term Loan B
Cowlitz Tribal Gaming Authority, Term Loan			5.00%, 03/27/2019(f)	679	644
B			Station Casinos LLC, Term Loan B
11.50%, 10/02/2020 (f)	1,245	1,164	4.25%, 02/25/2018(f)	456	457
Delta 2 Lux Sarl, Term Loan B					$1,606
7.75%, 07/29/2022(f)	600	564
Delta 2 Lux Sarl, Term Loan B3			Machinery - Diversified - 0.04%
4.75%, 07/30/2021(f)	200	196	Manitowoc Foodservice Inc, Term Loan B
			5.81%, 02/05/2023(f)	345	348
Eldorado Resorts Inc, Term Loan B
4.25%, 07/15/2022(f)	427	426
Graton Economic Development Authority,			Media- 0.93%
Term Loan B			Altice Financing SA, Delay-Draw Term Loan
4.75%, 08/06/2022(f)	385	385	DD
Mohegan Tribal Gaming Authority, Term			5.50%, 07/15/2019(f)	684	689
Loan B			CCO Safari III LLC, Term Loan I
5.50%, 11/19/2019(f)	1,798	1,786	3.50%, 01/23/2023(f)	1,335	1,340
Scientific Games International Inc, Term Loan			Gray Television Inc, Term Loan B
B1			0.00%, 06/13/2021(f),(i)	135	135
6.00%, 05/22/2020(f)	442	435	iHeartCommunications Inc, Term Loan D-
		$4,956	EXT
			7.19%, 01/23/2019(f)	2,022	1,508
Food- 0.28%
			MTL Publishing LLC, Term Loan B3
Albertsons LLC, Term Loan B5			0.00%, 08/19/2022(f),(i)	135	135
5.50%, 12/09/2022(f)	1,372	1,376
			Neptune Finco Corp, Term Loan B
B&G Foods Inc, Term Loan B			5.00%, 10/09/2022(f)	1,395	1,399
3.75%, 11/02/2022(f)	196	197
			Sinclair Television Group Inc, Term Loan B1
Dole Food Co Inc, Term Loan B			3.50%, 07/30/2021(f)	363	362
4.50%, 10/25/2018(f)	83	83
4.50%, 12/01/2018(f)	61	60	Tribune Media Co, Term Loan B
			3.75%, 12/27/2020(f)	510	509
4.50%, 12/01/2018(f)	83	83
4.50%, 12/01/2018(f)	83	83	Univision Communications Inc, Term Loan
4.50%, 12/01/2018(f)	95	94	C3
			4.00%, 03/01/2020(f)	916	914
4.50%, 12/01/2018(f)	83	83
			4.00%, 03/01/2020(f)	373	372
4.50%, 12/01/2018(f)	83	83
4.50%, 12/01/2018(f)	83	83	Univision Communications Inc, Term Loan
6.00%, 11/01/2018(f)	1	1	C4
			4.00%, 03/01/2020(f)	119	119
Pinnacle Foods Finance LLC, Term Loan I			4.00%, 03/01/2020(f)	790	789
3.75%, 01/13/2023(f)	264	265
					$8,271
		$2,491
			Mining - 0.41%
Food Service - 0.17%
			Coeur Mining Inc, Term Loan B
Aramark Services Inc, Term Loan F			9.00%, 06/23/2020(b),(f)	358	361
3.25%, 02/21/2021(f)	1,484	1,484
			9.00%, 06/23/2020(f)	119	120
			FMG Resources August 2006 Pty Ltd, Term
Healthcare - Products - 0.03%			Loan B
DJO Finance LLC, Term Loan B			4.25%, 06/30/2019(f)	2,800	2,635
4.25%, 06/24/2020(f)	240	233	4.25%, 06/30/2019(f)	554	522
					$3,638

Healthcare - Services - 0.10%			Miscellaneous Manufacturers - 0.01%
inVentiv Health Inc, Term Loan B4			Hilex Poly Co LLC, Term Loan
7.75%, 05/15/2018(f)	867	867	0.00%, 12/05/2021(f),(i)	103	103

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Oil & Gas - 0.10%			Semiconductors (continued)
Alon USA Partners LP, Term Loan B			ON Semiconductor Corp, Term Loan B
9.25%, 11/13/2018(f)	$140	$140	5.25%, 03/31/2023(f)	$262	$263
Fieldwood Energy LLC, Term Loan					$5,645
8.38%, 09/30/2020(f)	420	107
MEG Energy Corp, Term Loan B			Software - 0.28%
3.75%, 03/31/2020(f)	473	423	Evergreen Skills Lux Sarl, Term Loan
			3.75%, 04/08/2021(f)	127	126
Sabine Oil & Gas Corp, Term Loan B			3.75%, 04/08/2021(f)	391	387
0.00%, 01/18/2018(a),(f)	667	16
Shelf Drilling Midco Ltd, PIK Term Loan B			First Data Corp, Term Loan B
			4.19%, 06/24/2022(f)	1,320	1,320
10.00%, PIK 0.75%, 10/08/2018 (f),(h)	460	230
			First Data Corp, Term Loan B1
		$916	3.94%, 09/24/2018(f)	574	575
Packaging & Containers - 0.11%			SolarWinds Holdings Inc, Term Loan
Berry Plastics Group Inc, Term Loan E			6.50%, 02/01/2023(f)	100	100
3.75%, 12/18/2020(f)	240	240			$2,508
3.75%, 01/06/2021(f)	135	135
Berry Plastics Group Inc, Term Loan F			Telecommunications - 0.29%
4.00%, 09/16/2022(f)	420	421	Cincinnati Bell Inc, Term Loan B
			4.00%, 08/09/2020(f)	181	180
4.00%, 09/16/2022(f)	158	158
			4.00%, 08/09/2020(f)	168	167
		$954	4.00%, 08/20/2020(f)	181	180
Pharmaceuticals - 0.04%			CommScope Inc, Term Loan B
NBTY Inc, Term Loan B			3.83%, 12/29/2022(f)	343	344
0.00%, 04/26/2023(f),(i)	365	366	Level 3 Financing Inc, Term Loan BI
			3.93%, 01/15/2020(f)	688	690
			UPC Financing Partnership, Term Loan AH
Real Estate - 0.15%			3.34%, 06/10/2021(f)	575	574
MGM Growth Properties Operating
			Windstream Services LLC, Term Loan B6
Partnership LP, Term Loan B			5.75%, 03/15/2021(f)	390	389
4.00%, 04/07/2023(f)	520	523
Realogy Group LLC, Term Loan B					$2,524
3.75%, 03/05/2020(f)	837	836	Transportation - 0.04%
		$1,359	Gruden Acquisition Inc, Term Loan
			9.50%, 07/31/2023(f)	345	250
REITS- 0.02%
			OSG Bulk Ships Inc, Term Loan B-EXIT
Equinix Inc, Term Loan			5.25%, 08/05/2019(f)	80	76
4.00%, 12/07/2022(f)	175	176
					$326
			TOTAL SENIOR FLOATING RATE INTERESTS $		62,590
Retail - 0.81%			Total Investments		$885,348
J Crew Group Inc, Term Loan B			Other Assets and Liabilities - (0.04)%		$(310)
4.00%, 02/26/2021(f)	713	567
			TOTAL NET ASSETS - 100.00%		$885,038
4.00%, 02/26/2021(f)	290	231
4.00%, 02/26/2021(f)	355	283
JC Penney Corp Inc, Term Loan			(a) Non-Income Producing Security
6.00%, 05/21/2018(f)	1,475	1,478	(b)	Security is Illiquid. At the end of the period, the value of these securities
Neiman Marcus Group LTD LLC, Term			totaled $5,278 or 0.60% of net assets.
Loan			(c)	Fair value of these investments is determined in good faith by the Manager
0.00%, 10/25/2020(f),(i)	274	261	under procedures established and periodically reviewed by the Board of
PetSmart Inc, Term Loan B			Directors. At the end of the period, the fair value of these securities totaled
4.28%, 03/10/2022(f)	1,445	1,440	$2,372 or 0.27% of net assets.
Rite Aid Corp, Term Loan 2			(d)	Perpetual security. Perpetual securities pay an indefinite stream of
4.88%, 06/11/2021(f)	1,000	1,000	interest, but they may be called by the issuer at an earlier date.
Sears Roebuck Acceptance Corp, Term Loan			(e)	Security exempt from registration under Rule 144A of the Securities Act of
B			1933. These securities may be resold in transactions exempt from
5.50%, 06/30/2018(f)	1,149	1,098	registration, normally to qualified institutional buyers. At the end of the
Serta Simmons Bedding LLC, Term Loan B			period, the value of these securities totaled $291,199 or 32.90% of net
4.25%, 10/01/2019(f)	353	354	assets.
4.25%, 10/01/2019(f)	290	291	(f)	Variable Rate. Rate shown is in effect at April 30, 2016.
4.25%, 10/01/2019(f)	148	149	(g) Security purchased on a when-issued basis.
		$7,152	(h)	Payment in kind; the issuer has the option of paying additional securities
			in lieu of cash.
Semiconductors - 0.64%
			(i)	This Senior Floating Rate Note will settle after April 30, 2016, at which
Avago Technologies Cayman Finance Ltd,
			time the interest rate will be determined.
Term Loan B1
4.25%, 11/11/2022(f)	2,318	2,319
4.25%, 11/11/2022(f)	755	755
4.25%, 02/01/2023(f)	165	165
Microsemi Corp, Term Loan B
5.25%, 12/17/2022(f)	594	598
NXP BV, Term Loan B
3.75%, 11/05/2020(f)	1,337	1,340
3.75%, 11/05/2020(f)	204	205

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2016 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Communications	20.47%
Consumer, Non-cyclical	17.77%
Consumer, Cyclical	13.63%
Energy	11.62%
Financial	10.23%
Industrial	6.68%
Basic Materials	5.91%
Technology	5.05%
Exchange Traded Funds	4.59%
Utilities	3.64%
Diversified	0.45%
Other Assets and Liabilities	(0.04)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Income Fund
April 30, 2016 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value (000	's)		Principal
				BONDS (continued)	Amount (000's) Value (000's)
Computers - 0.00%
GCB S3 Inc (a),(b)	9,825,000	$—		Banks (continued)
				ING Bank NV
				3.75%, 03/07/2017(e)	$5,000	$5,106
Diversified Financial Services - 0.00%				JPMorgan Chase & Co
Adelphia Recovery Trust (a),(b),(c)	658,740	3
				3.25%, 09/23/2022	5,000	5,192
				3.63%, 05/13/2024	15,000	15,699
Transportation - 0.00%				3.90%, 07/15/2025	5,000	5,299
Trailer Bridge Inc (a),(b)	7,120	—		7.90%, 04/29/2049(d),(f)	7,000	7,039
				JPMorgan Chase Bank NA
TOTAL COMMON STOCKS		$3		1.03%, 06/14/2017(d)	5,000	5,001
INVESTMENT COMPANIES - 3.42%	Shares Held	Value (000	's)	Morgan Stanley
				2.65%, 01/27/2020	5,000	5,073
Publicly Traded Investment Fund - 3.42%				3.95%, 04/23/2027	10,000	9,985
Goldman Sachs Financial Square Funds -	109,813,709	109,814		4.00%, 07/23/2025	5,000	5,260
Government Fund				4.88%, 11/01/2022	2,000	2,176
				5.50%, 07/28/2021	5,000	5,680
TOTAL INVESTMENT COMPANIES		$109,814		PNC Bank NA
	Principal			2.95%, 01/30/2023	5,000	5,036
BONDS- 61.28%	Amount (000's)	Value (000	's)	2.95%, 02/23/2025	10,000	10,085
				PNC Financial Services Group Inc/The
Airlines - 0.29%				6.75%, 07/29/2049(d),(f)	18,000	19,913
United Airlines 2013-1 Class A Pass Through
				SunTrust Bank/Atlanta GA
Trust
				2.75%, 05/01/2023	15,000	14,784
4.30%, 02/15/2027	$8,928	$9,396
				US Bancorp
				1.65%, 05/15/2017	9,000	9,057
Automobile Floor Plan Asset Backed Securities - 2.91%				2.95%, 07/15/2022	5,000	5,151
Ally Master Owner Trust				3.00%, 03/15/2022	2,000	2,092
0.90%, 01/15/2019(d)	5,000	4,994		3.60%, 09/11/2024	9,500	10,022
BMW Floorplan Master Owner Trust				4.13%, 05/24/2021	3,000	3,290
0.93%, 07/15/2020(d),(e)	13,500	13,511		US Bank NA/Cincinnati OH
CNH Wholesale Master Note Trust				2.80%, 01/27/2025	5,000	5,118
1.03%, 08/15/2019(d),(e)	13,000	12,996		Wells Fargo & Co
Ford Credit Floorplan Master Owner Trust A				7.98%, 12/31/2049(d),(f)	15,000	15,600
0.83%, 02/15/2019(d)	6,000	5,997				$268,076
1.33%, 02/15/2021(d)	15,000	15,066
Mercedes-Benz Master Owner Trust 2015-B				Beverages - 1.80%
0.81%, 04/15/2020(d),(e)	15,000	14,955		Anheuser-Busch InBev Finance Inc
Nissan Master Owner Trust Receivables				3.65%, 02/01/2026	19,000	20,028
0.83%, 01/15/2020(d)	15,000	14,994		Anheuser-Busch InBev Worldwide Inc
Volkswagen Credit Auto Master Trust				2.50%, 07/15/2022	9,000	9,068
0.79%, 07/22/2019(d),(e)	11,000	10,852		7.75%, 01/15/2019	10,000	11,645
		$93,365		Innovation Ventures LLC / Innovation
				Ventures Finance Corp
Automobile Manufacturers - 1.87%				9.50%, 08/15/2019(e)	16,264	16,874
American Honda Finance Corp						$57,615
1.13%, 10/07/2016(d)	4,500	4,509
1.60%, 02/16/2018(e)	10,000	10,069		Biotechnology - 1.66%
3.80%, 09/20/2021(e)	10,000	10,857		Amgen Inc
Ford Motor Credit Co LLC				3.63%, 05/15/2022	4,500	4,819
3.98%, 06/15/2016	20,000	20,069		3.88%, 11/15/2021	13,000	14,153
4.39%, 01/08/2026	9,500	10,259		Gilead Sciences Inc
General Motors Co				3.50%, 02/01/2025	4,750	5,044
4.88%, 10/02/2023	4,000	4,282		3.65%, 03/01/2026	18,000	19,233
		$60,045		4.40%, 12/01/2021	9,000	10,080
						$53,329
Banks- 8.35%
Bank of America Corp				Chemicals - 1.22%
3.88%, 08/01/2025	7,000	7,269		Airgas Inc
5.42%, 03/15/2017	5,000	5,168		1.65%, 02/15/2018	13,500	13,504
6.50%, 07/15/2018	2,000	2,194		2.38%, 02/15/2020	7,000	7,071
6.75%, 06/01/2028	2,000	2,507		3.65%, 07/15/2024	6,750	6,857
8.00%, 07/29/2049(d),(f)	4,000	3,900		Axiall Corp
8.13%, 12/29/2049(d),(f)	10,000	9,825		4.88%, 05/15/2023	2,500	2,472
Bank of New York Mellon Corp/The				Eagle Spinco Inc
2.60%, 08/17/2020	9,500	9,794		4.63%, 02/15/2021	9,250	9,204
2.80%, 05/04/2026(g)	4,500	4,533				$39,108
Citigroup Inc				Commercial Services - 0.68%
3.88%, 03/26/2025	20,000	19,867		ERAC USA Finance LLC
4.45%, 09/29/2027	8,000	8,151		3.30%, 10/15/2022(e)	2,000	2,052
4.50%, 01/14/2022	4,000	4,368		4.50%, 08/16/2021(e)	6,000	6,571
Goldman Sachs Group Inc/The				6.38%, 10/15/2017(e)	4,000	4,269
3.63%, 01/22/2023	4,000	4,145		7.00%, 10/15/2037(e)	7,000	9,047
5.25%, 07/27/2021	13,000	14,697				$21,939

See accompanying notes

Schedule of Investments
Income Fund
April 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Computers - 0.73%			Electronics - 0.62%
Apple Inc			Corning Inc
2.40%, 05/03/2023	$13,000	$13,057	2.90%, 05/15/2022	$5,000	$5,046
3.25%, 02/23/2026	10,000	10,462	4.25%, 08/15/2020	10,000	10,817
		$23,519	4.75%, 03/15/2042	4,000	4,004
					$19,867
Credit Card Asset Backed Securities - 0.86%
Cabela's Credit Card Master Note Trust			Entertainment - 0.18%
0.78%, 03/16/2020(d)	10,253	10,237	Greektown Holdings LLC/Greektown
0.98%, 10/15/2019(d),(e)	9,500	9,502	Mothership Corp
1.10%, 07/17/2023(d)	8,000	7,912	8.88%, 03/15/2019(e)	1,250	1,294
		$27,651	Peninsula Gaming LLC / Peninsula Gaming
			Corp
Diversified Financial Services - 1.18%			8.38%, 02/15/2018(e)	4,500	4,583
GE Capital International Funding Co					$5,877
Unlimited Co
2.34%, 11/15/2020(e)	1,659	1,697	Environmental Control - 1.67%
International Lease Finance Corp			Advanced Disposal Services Inc
8.63%, 01/15/2022	3,000	3,630	8.25%, 10/01/2020	21,000	21,866
8.75%, 03/15/2017(d)	8,500	8,951	Republic Services Inc
Jefferies Finance LLC / JFIN Co-Issuer Corp			3.20%, 03/15/2025	10,000	10,104
7.38%, 04/01/2020(e)	3,750	3,459	3.55%, 06/01/2022	6,000	6,302
Jefferies Group LLC			3.80%, 05/15/2018	2,000	2,093
5.13%, 04/13/2018	5,000	5,197	5.00%, 03/01/2020	12,000	13,095
5.13%, 01/20/2023	1,500	1,569			$53,460
6.25%, 01/15/2036	9,000	8,784
8.50%, 07/15/2019	4,000	4,578	Food- 0.65%
			Kraft Heinz Foods Co
		$37,865	3.50%, 07/15/2022(e)	5,000	5,277
Electric - 6.46%			3.95%, 07/15/2025(e)	14,500	15,483
Entergy Louisiana LLC					$20,760
3.25%, 04/01/2028	8,000	8,405
Entergy Texas Inc			Forest Products & Paper - 0.55%
2.55%, 06/01/2021	14,500	14,663	Plum Creek Timberlands LP
Exelon Generation Co LLC			3.25%, 03/15/2023	5,000	4,935
6.20%, 10/01/2017	14,000	14,869	4.70%, 03/15/2021	12,000	12,841
6.25%, 10/01/2039	3,000	3,266			$17,776
GenOn Americas Generation LLC			Healthcare - Services - 2.29%
8.50%, 10/01/2021	12,500	8,312	HCA Inc
GenOn Energy Inc			5.88%, 05/01/2023	4,500	4,733
9.88%, 10/15/2020	7,750	5,425	7.50%, 02/15/2022	3,000	3,397
LG&E & KU Energy LLC			7.50%, 11/06/2033	1,700	1,827
3.75%, 11/15/2020	5,000	5,308	HealthSouth Corp
4.38%, 10/01/2021	5,000	5,424	5.75%, 11/01/2024	2,000	2,065
Louisville Gas & Electric Co			5.75%, 09/15/2025	1,000	1,035
3.30%, 10/01/2025	3,000	3,202	7.75%, 09/15/2022	2,440	2,538
Metropolitan Edison Co			Roche Holdings Inc
3.50%, 03/15/2023(e)	9,000	9,193	0.97%, 09/30/2019(d),(e)	31,000	30,817
NiSource Finance Corp			Surgery Center Holdings Inc
3.85%, 02/15/2023	2,000	2,117	8.88%, 04/15/2021(e)	27,000	27,000
6.13%, 03/01/2022	5,000	5,898			$73,412
Oncor Electric Delivery Co LLC
2.95%, 04/01/2025	4,000	4,015	Housewares - 0.34%
7.00%, 09/01/2022	17,000	21,275	Newell Brands Inc
PacifiCorp			3.85%, 04/01/2023	6,000	6,274
5.25%, 06/15/2035	5,000	5,847	4.20%, 04/01/2026	4,500	4,754
6.25%, 10/15/2037	2,000	2,638			$11,028
Solar Star Funding LLC
3.95%, 06/30/2035(e)	7,000	7,204	Insurance - 2.83%
5.38%, 06/30/2035(e)	15,500	17,897	Berkshire Hathaway Finance Corp
			0.93%, 01/12/2018(d)	14,500	14,495
Southwestern Electric Power Co			Berkshire Hathaway Inc
3.55%, 02/15/2022	12,000	12,650	3.00%, 02/11/2023	5,000	5,228
Talen Energy Supply LLC			3.75%, 08/15/2021	5,000	5,474
4.60%, 12/15/2021	11,000	8,580	Fidelity National Financial Inc
6.50%, 05/01/2018	3,000	3,075	5.50%, 09/01/2022	5,000	5,425
TransAlta Corp			6.60%, 05/15/2017	12,000	12,546
4.50%, 11/15/2022	18,000	14,276	First American Financial Corp
6.65%, 05/15/2018	4,000	4,105	4.30%, 02/01/2023	20,000	20,284
Tucson Electric Power Co			4.60%, 11/15/2024	5,000	5,081
3.05%, 03/15/2025	2,000	1,962	Prudential Financial Inc
3.85%, 03/15/2023	14,000	14,346	4.50%, 11/16/2021	2,000	2,198
5.15%, 11/15/2021	3,000	3,323	5.38%, 06/21/2020	2,000	2,236
		$207,275	7.38%, 06/15/2019	4,000	4,633

See accompanying notes

Schedule of Investments
Income Fund
April 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Insurance (continued)			Oil & Gas (continued)
Prudential Financial Inc (continued)			Petro-Canada
8.88%, 06/15/2068(d)	$12,000	$13,260	9.25%, 10/15/2021	$8,500	$10,744
		$90,860	Phillips 66
			4.30%, 04/01/2022	9,000	9,783
Internet - 0.06%			Rowan Cos Inc
VeriSign Inc			4.88%, 06/01/2022	8,000	6,509
5.25%, 04/01/2025	1,750	1,798	5.00%, 09/01/2017	14,000	14,042
			Tesoro Corp
Iron & Steel - 0.80%			5.38%, 10/01/2022	8,750	8,772
Allegheny Technologies Inc			W&T Offshore Inc
5.95%, 01/15/2021	17,000	14,025	8.50%, 06/15/2019	25,250	4,040
7.88%, 08/15/2023(d)	14,250	11,685	Whiting Petroleum Corp
		$25,710	5.75%, 03/15/2021	18,000	14,985
					$140,043
Leisure Products & Services - 0.17%
Royal Caribbean Cruises Ltd			Oil & Gas Services - 1.95%
7.25%, 03/15/2018	5,000	5,400	Archrock Partners LP / Archrock Partners
			Finance Corp
			6.00%, 04/01/2021	24,000	18,840
Lodging - 0.13%			Schlumberger Holdings Corp
Boyd Gaming Corp			3.63%, 12/21/2022(e)	6,500	6,772
6.88%, 05/15/2023	4,000	4,150	4.00%, 12/21/2025(e)	9,500	10,147
			Weatherford International Ltd
Media- 2.18%			4.50%, 04/15/2022	16,000	14,066
21st Century Fox America Inc			5.13%, 09/15/2020	14,000	12,836
4.50%, 02/15/2021	5,000	5,547			$62,661
6.40%, 12/15/2035	8,000	10,084
			Other Asset Backed Securities - 0.65%
Comcast Corp
			Drug Royalty II LP 2
2.85%, 01/15/2023	10,000	10,394	3.48%, 07/15/2023(d),(e)	12,250	12,079
3.13%, 07/15/2022	2,000	2,120
			PFS Financing Corp
5.15%, 03/01/2020	2,000	2,269	1.05%, 04/15/2020(d),(e)	9,000	8,890
Historic TW Inc
9.15%, 02/01/2023	5,260	6,987			$20,969
NBCUniversal Enterprise Inc			Packaging & Containers - 0.26%
1.31%, 04/15/2018(d),(e)	3,000	3,004	Sealed Air Corp
Time Warner Cable Inc			5.50%, 09/15/2025(e)	2,000	2,123
4.00%, 09/01/2021	2,000	2,133	6.88%, 07/15/2033(e)	6,000	6,345
4.13%, 02/15/2021	2,000	2,137			$8,468
5.00%, 02/01/2020	2,000	2,182
6.55%, 05/01/2037	6,000	6,905	Pharmaceuticals - 0.92%
6.75%, 06/15/2039	5,500	6,511	AbbVie Inc
7.30%, 07/01/2038	7,750	9,527	2.90%, 11/06/2022	13,750	14,048
		$69,800	Actavis Funding SCS
			3.45%, 03/15/2022	5,000	5,122
Miscellaneous Manufacturers - 0.43%			3.80%, 03/15/2025	10,000	10,267
General Electric Co					$29,437
1.63%, 03/15/2023(d)	13,000	12,975
5.30%, 02/11/2021	573	661	Pipelines - 2.48%
		$13,636	Buckeye Partners LP
			4.15%, 07/01/2023	10,000	9,485
Office & Business Equipment - 0.02%			4.35%, 10/15/2024	7,500	7,074
CDW LLC / CDW Finance Corp			Columbia Pipeline Group Inc
5.50%, 12/01/2024	500	526	4.50%, 06/01/2025(e)	11,000	11,343
			El Paso Natural Gas Co LLC
Oil & Gas - 4.36%			7.50%, 11/15/2026	9,500	10,127
BG Energy Capital PLC			Express Pipeline LLC
			7.39%, 12/31/2019(e)	2,520	2,633
2.88%, 10/15/2016(e)	2,000	2,011
4.00%, 10/15/2021(e)	11,500	12,264	Southeast Supply Header LLC
			4.25%, 06/15/2024(e)	14,000	13,026
BP Capital Markets PLC
2.50%, 11/06/2022	3,000	2,989	Southern Natural Gas Co LLC
3.12%, 05/04/2026(g)	7,000	7,061	8.00%, 03/01/2032	4,000	4,240
3.25%, 05/06/2022	4,000	4,121	Tennessee Gas Pipeline Co LLC
4.75%, 03/10/2019	14,000	15,164	8.38%, 06/15/2032	2,000	2,231
Canadian Natural Resources Ltd			TransCanada PipeLines Ltd
			1.31%, 06/30/2016(d)	5,000	5,002
3.80%, 04/15/2024	1,000	946
Helmerich & Payne International Drilling Co			6.10%, 06/01/2040	5,000	5,838
4.65%, 03/15/2025	7,000	7,229	7.25%, 08/15/2038	7,000	8,712
Linn Energy LLC / Linn Energy Finance					$79,711
Corp			REITS- 5.96%
6.50%, 05/15/2019	16,000	1,760	Alexandria Real Estate Equities Inc
Nabors Industries Inc			3.90%, 06/15/2023	4,000	4,080
5.00%, 09/15/2020	14,000	13,243	4.30%, 01/15/2026	9,000	9,247
5.10%, 09/15/2023	5,000	4,380	4.60%, 04/01/2022	20,500	22,028

See accompanying notes

Schedule of Investments
Income Fund
April 30, 2016 (unaudited)

	Principal		SENIOR FLOATING RATE INTERESTS - Principal
BONDS (continued)	Amount (000's) Value (000's)		0.21%	Amount (000's) Value (000's)

REITS (continued)			Oil & Gas - 0.18%
CubeSmart LP			Drillships Financing Holding Inc, Term Loan
4.00%, 11/15/2025	$5,000	$5,142	B1
4.38%, 12/15/2023	8,000	8,434	6.00%, 03/31/2021(d)	$9,589	$4,567
4.80%, 07/15/2022	15,000	16,478	Drillships Ocean Ventures Inc, Term Loan B
Duke Realty LP			5.50%, 07/16/2021(d)	1,474	866
3.88%, 10/15/2022	3,000	3,114			$5,433
4.38%, 06/15/2022	4,000	4,258
HCP Inc			Transportation - 0.03%
2.63%, 02/01/2020	5,000	4,958	Trailer Bridge Inc, Term Loan
			10.00%, 10/03/2016 (b),(c),(d)	1,095	1,095
3.75%, 02/01/2019	5,000	5,169
5.38%, 02/01/2021	3,000	3,299
Healthcare Realty Trust Inc			TOTAL SENIOR FLOATING RATE INTERESTS		$6,528
3.88%, 05/01/2025	5,000	4,878	U.S. GOVERNMENT & GOVERNMENT	Principal
5.75%, 01/15/2021	4,000	4,467	AGENCY OBLIGATIONS - 34.70%	Amount (000's) Value (000's)
Hospitality Properties Trust			Federal Home Loan Mortgage Corporation (FHLMC) -
4.50%, 06/15/2023	5,000	4,994	4.98%
4.65%, 03/15/2024	5,000	4,942	3.00%, 10/01/2042	$12,500	$12,829
5.00%, 08/15/2022	14,000	14,808	3.00%, 10/01/2042	13,253	13,602
Kimco Realty Corp			3.00%, 11/01/2042	13,058	13,402
6.88%, 10/01/2019	12,000	13,826	3.50%, 10/01/2041	7,042	7,392
Omega Healthcare Investors Inc			3.50%, 04/01/2042	9,813	10,312
5.25%, 01/15/2026	7,500	7,673	3.50%, 04/01/2042	8,546	8,973
Simon Property Group LP			3.50%, 04/01/2045	15,339	16,189
2.75%, 02/01/2023	7,000	7,130	4.00%, 04/01/2039	5,611	6,110
4.38%, 03/01/2021	3,000	3,316	4.00%, 02/01/2045	12,660	13,518
10.35%, 04/01/2019	9,000	11,056	4.50%, 08/01/2033	1,493	1,631
Ventas Realty LP / Ventas Capital Corp			4.50%, 08/01/2033	1,383	1,510
3.25%, 08/15/2022	8,000	8,043	4.50%, 08/01/2033	629	686
4.00%, 04/30/2019	3,000	3,149	4.50%, 05/01/2039	3,712	4,048
Welltower Inc			4.50%, 06/01/2039	3,300	3,651
3.75%, 03/15/2023	3,000	3,033	4.50%, 07/01/2039	7,953	8,768
4.50%, 01/15/2024	5,000	5,275	4.50%, 12/01/2040	8,246	9,008
4.95%, 01/15/2021	3,000	3,291	4.50%, 10/01/2041	10,852	11,871
6.13%, 04/15/2020	2,000	2,267	5.00%, 08/01/2035	1,303	1,456
6.20%, 06/01/2016	3,000	3,012	5.00%, 11/01/2035	1,275	1,411
		$191,367	5.00%, 10/01/2038	1,919	2,074
			5.00%, 08/01/2039	5,103	5,656
Savings & Loans - 0.22%			5.50%, 11/01/2017	167	172
First Niagara Financial Group Inc			5.50%, 01/01/2018	41	41
7.25%, 12/15/2021	6,000	6,949	5.50%, 05/01/2031	278	311
			5.50%, 06/01/2035	656	734
Software - 1.37%			5.50%, 01/01/2036	1,487	1,688
Oracle Corp			5.50%, 04/01/2036	1,448	1,637
2.50%, 05/15/2022	24,000	24,515	6.00%, 03/01/2031	40	45
2.95%, 05/15/2025	19,000	19,562	6.00%, 05/01/2032	140	160
		$44,077	6.00%, 06/01/2038	529	598
			6.50%, 01/01/2029	60	68
Storage & Warehousing - 0.09%			6.50%, 05/01/2029	111	127
Mobile Mini Inc			6.50%, 06/01/2029	97	110
7.88%, 12/01/2020	2,750	2,860	6.50%, 06/01/2029	53	63
			6.50%, 08/01/2029	69	79
			7.00%, 01/01/2032	24	24
Telecommunications - 0.90%
Qwest Corp					$159,954
6.75%, 12/01/2021	19,000	20,524	Federal National Mortgage Association (FNMA) - 15.24%
Sprint Corp			3.00%, 03/01/2042	10,179	10,456
7.88%, 09/15/2023	7,500	5,850	3.00%, 03/01/2042	10,027	10,299
T-Mobile USA Inc			3.00%, 05/01/2042	11,568	11,886
6.38%, 03/01/2025	2,250	2,362	3.00%, 06/01/2042	10,657	10,950
		$28,736	3.00%, 06/01/2042	10,595	10,886
			3.50%, 12/01/2040	7,675	8,056
Transportation - 0.49%
Trailer Bridge Inc			3.50%, 01/01/2041	6,421	6,740
0.00%, 11/15/2016(a),(b),(c)	12,000	—	3.50%, 01/01/2041	6,137	6,442
17.00%, PIK 16.75%, 03/31/2017(b),(c),(d),(h)	16,949	15,692	3.50%, 12/01/2041	5,539	5,815
			3.50%, 01/01/2042	8,507	8,983
		$15,692
			3.50%, 03/01/2042	9,034	9,481
Trucking & Leasing - 0.70%			3.50%, 04/01/2042	11,987	12,585
Penske Truck Leasing Co Lp / PTL Finance			3.50%, 02/01/2043	14,579	15,380
Corp			3.50%, 06/01/2043	14,262	15,045
3.75%, 05/11/2017(e)	22,000	22,452	3.50%, 03/01/2045	14,732	15,556
			3.50%, 07/01/2045	17,190	18,088
TOTAL BONDS		$1,966,665	4.00%, 03/01/2039	4,124	4,403
			4.00%, 08/01/2040	4,077	4,368

See accompanying notes

Schedule of Investments
Income Fund
April 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			U.S. Treasury (continued)
4.00%, 09/01/2040	$7,897	$8,525	3.50%, 02/15/2039	$15,000	$17,711
4.00%, 11/01/2040	3,259	3,492	3.63%, 02/15/2020	15,000	16,416
4.00%, 11/01/2040	4,934	5,298	3.63%, 02/15/2044	15,000	18,043
4.00%, 10/01/2041	5,000	5,358	3.75%, 11/15/2043	10,000	12,314
4.00%, 10/01/2041	6,686	7,164	4.38%, 02/15/2038	15,000	20,104
4.00%, 11/01/2041	14,369	15,398			$463,933
4.00%, 04/01/2042	9,631	10,322	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
4.00%, 08/01/2043	12,964	13,945	OBLIGATIONS		$1,113,500
4.00%, 08/01/2043	15,663	16,903	Total Investments		$3,196,510
4.00%, 11/01/2043	15,191	16,407	Other Assets and Liabilities - 0.39%		$12,630
4.00%, 11/01/2043	13,515	14,532	TOTAL NET ASSETS - 100.00%		$3,209,140
4.00%, 01/01/2044	14,049	15,106
4.00%, 02/01/2044	14,912	16,083
4.00%, 07/01/2044	14,415	15,403	(a) Non-Income Producing Security
4.00%, 09/01/2044	13,608	14,532	(b)	Fair value of these investments is determined in good faith by the Manager
4.00%, 11/01/2044	15,938	17,065	under procedures established and periodically reviewed by the Board of
4.50%, 06/01/2039	1,738	1,894	Directors. At the end of the period, the fair value of these securities totaled
4.50%, 08/01/2039	2,905	3,209	$16,790 or 0.52% of net assets.
4.50%, 05/01/2040	3,955	4,325	(c)	Security is Illiquid. At the end of the period, the value of these securities
4.50%, 08/01/2040	13,417	14,637	totaled $16,790 or 0.52% of net assets.
4.50%, 10/01/2040	9,388	10,242	(d)	Variable Rate. Rate shown is in effect at April 30, 2016.
4.50%, 12/01/2040	10,130	11,082	(e)	Security exempt from registration under Rule 144A of the Securities Act of
4.50%, 08/01/2041	12,276	13,381	1933. These securities may be resold in transactions exempt from
4.50%, 10/01/2043	10,525	11,456	registration, normally to qualified institutional buyers. At the end of the
4.50%, 05/01/2044	17,383	18,939	period, the value of these securities totaled $363,654 or 11.33% of net
5.00%, 01/01/2018	141	145	assets.
5.00%, 10/01/2032	168	186	(f)	Perpetual security. Perpetual securities pay an indefinite stream of
5.00%, 08/01/2035	2,673	2,964	interest, but they may be called by the issuer at an earlier date.
5.00%, 04/01/2039	1,322	1,481	(g) Security purchased on a when-issued basis.
5.00%, 12/01/2039	1,788	1,982	(h)	Payment in kind; the issuer has the option of paying additional securities
5.00%, 04/01/2040	3,980	4,452	in lieu of cash.
5.00%, 06/01/2040	3,595	4,026
5.50%, 03/01/2033	231	261
5.50%, 02/01/2035	2,602	2,940
6.00%, 04/01/2032	106	122	Portfolio Summary (unaudited)
6.50%, 09/01/2028	50	57	Sector		Percent
6.50%, 11/01/2028	26	30	Mortgage Securities		20.24%
6.50%, 05/01/2031	25	29	Financial		18.54%
6.50%, 05/01/2032	203	240	Government		14.46%
7.00%, 01/01/2030	4	4	Energy		8.97%
		$489,036	Consumer, Non-cyclical		8.00%
Government National Mortgage Association (GNMA) -			Utilities		6.46%
0.02%			Asset Backed Securities		4.42%
6.00%, 05/20/2032(d)	403	470	Industrial		4.20%
7.00%, 06/20/2031	88	107	Exchange Traded Funds		3.42%
		$577	Communications		3.14%
			Consumer, Cyclical		3.07%
U.S. Treasury - 14.46%			Basic Materials		2.57%
0.63%, 12/15/2016	15,000	15,009	Technology		2.12%
0.75%, 10/31/2017	15,000	15,009	Other Assets and Liabilities		0.39%
0.88%, 02/28/2017	15,000	15,034	TOTAL NET ASSETS		100.00%
1.25%, 10/31/2019	15,000	15,108
1.38%, 11/30/2018	15,000	15,195
1.63%, 04/30/2019	15,000	15,306
1.63%, 07/31/2019	15,000	15,309
1.63%, 06/30/2020	15,000	15,264
1.63%, 11/15/2022	15,000	15,072
1.75%, 05/31/2016	15,000	15,018
1.75%, 05/15/2022	15,000	15,226
1.75%, 05/15/2023	15,000	15,154
2.00%, 11/15/2021	15,000	15,480
2.25%, 11/15/2024	5,000	5,199
2.38%, 05/31/2018	15,000	15,489
2.50%, 05/15/2024	15,000	15,907
2.63%, 11/15/2020	15,000	15,906
2.75%, 11/15/2023	15,000	16,192
2.88%, 05/15/2043	15,000	15,689
2.88%, 08/15/2045	15,000	15,651
3.00%, 11/15/2044	15,000	16,054
3.00%, 11/15/2045	15,000	16,051
3.13%, 05/15/2021	15,000	16,329
3.13%, 08/15/2044	15,000	16,454
3.38%, 05/15/2044	15,000	17,240
See accompanying notes			236

Schedule of Investments
Inflation Protection Fund
April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 3.21%	Shares Held Value (000's)			Principal
			BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 3.21%
BlackRock Liquidity Funds FedFund Portfolio	55,799,902	$55,800	Other Asset Backed Securities (continued)
			Countrywide Asset-Backed Certificates
TOTAL INVESTMENT COMPANIES		$55,800	1.56%, 12/25/2032(a)		$41	$37
	Principal		Fannie Mae REMIC Trust 2003-W16
			0.74%, 11/25/2033(a)		1	1
BONDS- 4.51%	Amount (000's) Value (000's)
			Long Beach Mortgage Loan Trust 2004-2
Commercial Mortgage Backed Securities - 0.01%			1.23%, 06/25/2034(a)		90	87
CD 2007-CD4 Commercial Mortgage Trust						$269
0.58%, 12/11/2049(a),(b),(c)	$3,852	$9
Commercial Mortgage Trust 2007-GG9			Sovereign - 4.25%
0.43%, 03/10/2039(a),(b),(c)	32,340	46	Bundesrepublik Deutschland Bundesobligation
G-FORCE 2005-RR2 LLC			Inflation Linked Bond
0.74%, 12/25/2039(a),(c),(d)	76	73	0.75%, 04/15/2018	EUR	3,700	4,399
Ginnie Mae			Italy Buoni Poliennali Del Tesoro
0.83%, 03/16/2047(a),(b)	538	10	1.25%, 09/15/2032(c)		2,377	2,827
ML-CFC Commercial Mortgage Trust 2006-			2.10%, 09/15/2016		42	49
3			2.35%, 09/15/2024(c)		9,333	12,346
0.93%, 07/12/2046(a),(b),(c)	10,040	12	2.55%, 09/15/2041		1,640	2,363
		$150	2.60%, 09/15/2023		1,059	1,424
			Japanese Government CPI Linked Bond
Home Equity Asset Backed Securities - 0.00%			0.10%, 09/10/2024	JPY	2,110,678	20,968
New Century Home Equity Loan Trust 2005-			0.10%, 03/10/2025		1,017,458	10,113
1			New Zealand Government Bond
1.02%, 03/25/2035(a)	55	55	2.52%, 09/20/2035(a)	NZD	6,600	4,941
Option One Mortgage Loan Trust 2005-1			3.08%, 09/20/2030(a)		17,940	14,451
1.94%, 02/25/2035(a)	23	2
						$73,881
		$57	TOTAL BONDS			$78,440
Mortgage Backed Securities - 0.23%			U.S. GOVERNMENT & GOVERNMENT	Principal
Alternative Loan Trust 2007-OA7			AGENCY OBLIGATIONS - 94.17%	Amount (000's) Value (000's)
0.65%, 05/25/2047(a)	985	527
			U.S. Treasury - 0.88%
Bear Stearns ALT-A Trust 2007-2			1.63%, 07/31/2019		$15,000	$15,309
0.61%, 04/25/2037(a)	477	349
ChaseMortgageFinanceTrust Series2007-
A2			U.S. Treasury Inflation-Indexed Obligations - 93.29%
2.89%, 07/25/2037(a)	102	102	0.13%, 04/15/2017		5,164	5,212
Fannie Mae REMIC Trust 2004-W5			0.13%, 04/15/2018		92,896	94,458
0.89%, 02/25/2047(a)	34	34	0.13%, 04/15/2019		98,783	100,906
Fannie Mae REMIC Trust 2005-W2			0.13%, 04/15/2020		97,657	99,714
0.64%, 05/25/2035(a)	22	21	0.13%, 04/15/2021		55,139	56,385
Freddie Mac REMICS			0.13%, 01/15/2022		55,510	56,422
0.83%, 09/15/2033(a)	21	21	0.13%, 07/15/2022		17,188	17,515
0.88%, 06/15/2023(a)	2	2	0.13%, 01/15/2023		69,094	69,828
HomeBanc Mortgage Trust 2005-5			0.13%, 07/15/2024		101,142	101,949
0.78%, 01/25/2036(a)	439	379	0.25%, 01/15/2025		152,775	154,669
Impac CMB Trust Series 2004-5			0.38%, 07/15/2023		20,744	21,418
2.76%, 10/25/2034(a)	28	21	0.38%, 07/15/2025		15,373	15,787
Impac CMB Trust Series 2004-6			0.63%, 07/15/2021		10,753	11,295
1.42%, 10/25/2034(a)	18	17	0.63%, 01/15/2024		91,781	95,944
Impac CMB Trust Series 2005-1			0.63%, 01/15/2026		56,500	59,334
1.06%, 04/25/2035(a)	131	107	0.63%, 02/15/2043		27,969	26,410
Impac CMB Trust Series 2005-5			0.75%, 02/15/2042		27,547	26,837
1.20%, 08/25/2035(a)	27	18	0.75%, 02/15/2045(e)		51,418	49,980
Impac CMB Trust Series 2007-A			1.00%, 02/15/2046		21,330	22,340
0.69%, 05/25/2037(a),(c)	573	517	1.13%, 01/15/2021		86,979	92,948
JP Morgan Alternative Loan Trust 2007-A1			1.25%, 07/15/2020		17,640	18,946
0.59%, 03/25/2037(a)	602	565	1.38%, 07/15/2018		6,988	7,360
Merrill Lynch Alternative Note Asset Trust			1.38%, 01/15/2020		26,035	27,831
Series 2007-A3			1.38%, 02/15/2044(e)		53,777	60,407
0.65%, 04/25/2037(a)	2,504	1,334	1.75%, 01/15/2028		27,509	32,039
WaMu Mortgage Pass-Through Certificates			2.00%, 01/15/2026		19,724	23,178
Series 2005-AR2 Trust			2.13%, 02/15/2040		18,473	23,674
0.81%, 01/25/2045(a)	73	65	2.13%, 02/15/2041		15,617	20,180
WaMu Mortgage Pass-Through Certificates			2.38%, 01/15/2025		61,212	73,114
Series 2006-AR9 Trust			2.38%, 01/15/2027		20,935	25,675
0.66%, 08/25/2046(a)	40	4	2.50%, 01/15/2029		37,880	47,774
		$4,083	3.38%, 04/15/2032		3,688	5,365
			3.63%, 04/15/2028		27,158	37,516
Other Asset Backed Securities - 0.02%			3.88%, 04/15/2029(e)		28,674	41,176
Argent Securities Trust 2006-W3						$1,623,586
0.56%, 04/25/2036(a)	31	12
			TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
Asset-Backed Pass-Through Certificates			OBLIGATIONS			$1,638,895
Series 2004-R2			TOTAL PURCHASED OPTIONS - 0.24%			$4,197
1.06%, 04/25/2034(a)	134	132
			TOTAL PURCHASED CAPPED OPTIONS - 0.00%			$5

See accompanying notes

	Schedule of Investments
	Inflation Protection Fund
	April 30, 2016 (unaudited)

	Value (000	's)
TOTAL PURCHASED INTEREST RATE SWAPTIONS -
0.18%	$3,176
Total Investments	$1,780,513
Other Assets and Liabilities - (2.31)%	$(40,196)
TOTAL NET ASSETS - 100.00%	$1,740,317

(a)	Variable Rate. Rate shown is in effect at April 30, 2016.
(b)	Security is an Interest Only Strip.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $15,830 or 0.91% of net assets.
(d)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $73 or 0.00% of net assets.
(e)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $3,003 or 0.17% of net assets.

Portfolio Summary (unaudited)
Sector			Percent
Government			98.42%
Exchange Traded Funds			3.21%
Purchased Options			0.24%
Mortgage Securities			0.24%
Purchased Interest Rate Swaptions			0.18%
Asset Backed Securities			0.02%
Purchased Capped Options			0.00%
Other Assets and Liabilities			(2.31)%
TOTAL NET ASSETS			100.00%

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	05/04/2016	EUR	3,775,000	$4,251	$4,323	$72	$—
Citigroup Inc	05/18/2016	AUD	22,285,000	17,156	16,932	—	(224)
Citigroup Inc	07/01/2016	AUD	3,287,500	2,484	2,493	9	—
Deutsche Bank AG	05/02/2016	EUR	2,245,000	2,558	2,571	13	—
Deutsche Bank AG	05/02/2016	JPY	919,156,612	8,505	8,639	134	—
Deutsche Bank AG	05/18/2016	EUR	11,130,000	12,538	12,749	211	—
Deutsche Bank AG	05/18/2016	GBP	8,252,866	11,943	12,058	115	—
Deutsche Bank AG	05/18/2016	NZD	6,195,000	4,218	4,321	103	—
Deutsche Bank AG	06/15/2016	JPY	1,890,244,830	16,845	17,790	945	—
HSBC Securities Inc	05/18/2016	NZD	3,995,000	2,734	2,787	53	—
Morgan Stanley & Co	05/02/2016	JPY	469,419,727	4,255	4,412	157	—
Morgan Stanley & Co	05/04/2016	EUR	300,000	338	343	5	—
Morgan Stanley & Co	05/16/2016	JPY	489,098,000	4,079	4,598	519	—
Morgan Stanley & Co	05/18/2016	GBP	2,817,334	4,078	4,116	38	—
Morgan Stanley & Co	07/01/2016	AUD	3,287,500	2,484	2,493	9	—
Standard Chartered Bank, Hong Kong	05/04/2016	EUR	21,217,000	24,096	24,295	199	—
Standard Chartered Bank, Hong Kong	05/18/2016	GBP	3,550,869	5,112	5,188	76	—
UBS AG	05/18/2016	GBP	2,945,000	4,271	4,303	32	—
Total						$2,690	$(224)
						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Barclays Bank PLC	05/09/2016	JPY	1,884,996,500	$16,765	$17,719	$—	$(954)
Barclays Bank PLC	06/06/2016	JPY	1,880,046,500	17,332	17,688	—	(356)
BNP Paribas	05/04/2016	MXN	19,805,000	1,131	1,151	—	(20)
BNP Paribas	05/18/2016	AUD	18,265,000	14,040	13,878	162	—
Citigroup Inc	07/01/2016	NOK	20,287,238	2,484	2,521	—	(37)
Deutsche Bank AG	05/18/2016	EUR	6,765,000	7,649	7,749	—	(100)
Deutsche Bank AG	05/18/2016	GBP	8,871,022	12,538	12,961	—	(423)
Deutsche Bank AG	05/18/2016	NZD	6,195,000	4,227	4,321	—	(94)
HSBC Securities Inc	05/04/2016	EUR	200,000	228	229	—	(1)
HSBC Securities Inc	05/18/2016	AUD	4,000,000	3,074	3,039	35	—
HSBC Securities Inc	05/18/2016	NZD	6,250,000	4,236	4,360	—	(124)

See accompanying notes

Schedule of Investments
Inflation Protection Fund
April 30, 2016 (unaudited)

Foreign Currency Contracts (continued)

								Unrealized Appreciation/(Depreciation)
Counterparty		Delivery Date	Contracts to Deliver			In Exchange For	Fair Value	Asset	Liability
HSBC Securities Inc		06/15/2016	JPY	1,900,945,587		$17,092	$17,891	$—		$(799)
Morgan Stanley & Co		05/02/2016	JPY	469,547,972		4,255	4,413	—		(158)
Morgan Stanley & Co		05/04/2016	EUR	41,715,000		47,562	47,767	—		(205)
Morgan Stanley & Co		05/16/2016	GBP	2,740,000		4,079	4,003	76		—
Morgan Stanley & Co		05/18/2016	EUR	3,625,000		4,078	4,152	—		(74)
Morgan Stanley & Co		05/18/2016	GBP	5,870,000		8,575	8,576	5		(6)
Morgan Stanley & Co		06/06/2016	EUR	16,916,000		19,336	19,387	—		(51)
Morgan Stanley & Co		07/01/2016	NOK	20,274,512		2,484	2,519	—		(35)
Royal Bank of Scotland PLC		05/04/2016	GBP	100,000		144	146	—		(2)
Standard Chartered Bank, Hong Kong		05/02/2016	EUR	2,245,000		2,548	2,571	—		(23)
Standard Chartered Bank, Hong Kong		05/18/2016	EUR	4,500,000		5,112	5,155	—		(43)
Standard Chartered Bank, Hong Kong		06/07/2016	NZD	25,564,000		17,817	17,809	8		—
State Street Financial		05/04/2016	EUR	293,000		333	336	—		(3)
State Street Financial		06/06/2016	GBP	82,000		120	120	—		—
UBS AG		05/09/2016	JPY	1,884,996,500		16,808	17,719	—		(911)
UBS AG		06/06/2016	JPY	1,880,046,500		17,546	17,688	—		(142)
Westpac Banking Corp		05/04/2016	NZD	25,564,000		17,663	17,849	—		(186)
Total								$286	$(4,747)

Amounts in thousands except contracts

Futures Contracts

									Unrealized
Type		Long/Short		Contracts		Notional Value	Fair Value		Appreciation/(Depreciation)
Euro Bund 10 Year Bund; June 2016			Short	10		$1,851	$	1,853 $		(2)
Euro-Bobl 5 Year; June 2016			Short	7		1,053		1,049		4
Euro-BTP; June 2016			Short	178		28,108		28,117		(9)
Japan 10 Year Bond TSE; June 2016			Short	22		31,253		31,323		(70)
US 10 Year Note; June 2016			Long	341		44,226		44,351		125
US 10 Year Ultra Note; June 2016			Short	83		11,654		11,667		(13)
US 2 Year Note; June 2016			Long	344		74,996		75,207		211
US 5 Year Note; June 2016			Long	551		66,516		66,624		108
US Long Bond; June 2016			Short	80		13,101		13,065		36
US Ultra Bond; June 2016			Short	204		35,177		34,954		223
Total								$		613

Amounts in thousands except contracts

Interest Rate Swaps

		(Pay)/
		Receive					Upfront
		Floating	Fixed	Expiration		Notional	Premiums	Unrealized	Fair Value
Counterparty (Issuer)	Floating Rate Index	Rate	Rate	Date		Amount	Paid/(Received)	Appreciation/(Depreciation)	Asset	Liability
Barclays Bank PLC	US CPI Urban	Receive	2.07%	03/10/2018		$20,405	$—	$124	$124	$—
	Consumers
	NAS(CPURNSA)
Deutsche Bank AG	Eurostat Eurozone	Pay	1.18%	01/18/2026	EUR	12,834	—	141	141	—
	HICP Ex Tobacco
	Unrevised Series
	NSA
Deutsche Bank AG	Eurostat Eurozone	Receive	0.76%	01/18/2021		12,834	—	(26)	—	(26)
	HICP Ex Tobacco
	Unrevised Series
	NSA
Deutsche Bank AG	Eurostat Eurozone	Receive	0.74%	01/18/2021		12,834	—	(15)	—	(15)
	HICP Ex Tobacco
	Unrevised Series
	NSA
Deutsche Bank AG	Eurostat Eurozone	Pay	1.18%	01/18/2026		12,834	—	141	141	—
	HICP Ex Tobacco
	Unrevised Series
	NSA
Total							$—	$365	$406	$(41)

Amounts in thousands

See accompanying notes

Schedule of Investments
Inflation Protection Fund
April 30, 2016 (unaudited)

Exchange Cleared Interest Rate Swaps

(Pay)/
Receive	Upfront
Floating	Fixed	Expiration	Notional	Premiums	Unrealized
Floating Rate Index	Rate	Rate	Date	Amount	Paid/(Received)	Appreciation/(Depreciation)	Fair Value
3 Month LIBOR	Receive	2.20%	08/09/2020	$21,200	$—	$	(920)	$(920)
3 Month LIBOR	Receive	1.51%	01/14/2021	26,890	1	(345)	(344)
3 Month LIBOR	Pay	1.87%	01/22/2026	650	—	10	10
3 Month LIBOR	Receive	2.07%	08/15/2041	6,990	—	199	199
3 Month LIBOR	Receive	1.24%	08/31/2020	66,100	1	(91)	(90)
Total	$2	$	(1,147)	$(1,145)

Amounts in thousands

Interest Rate Swaptions

Pay/
Receive	Upfront
Purchased Swaptions	Floating Rate	Floating	Exercise	Expiration	Notional	Premiums	Fair	Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date	Amount	Paid/(Received)	Value	Appreciation/(Depreciation)
Call - 30 Year Interest Deutsche Bank AG	3 Month	Pay	2.68%	01/13/2021	$11,800	$1,433	$1,891	$458
Rate Swap	LIBOR
Put - 30 Year Interest	Barclays Bank PLC	3 Month	Receive	4.00%	11/22/2017	6,900	313	28	(285)
Rate Swap	LIBOR
Put - 30 Year Interest	Deutsche Bank AG	3 Month	Receive	2.95%	06/02/2016	9,718	180	(1)	(181)
Rate Swap	LIBOR
Put - 30 Year Interest	Deutsche Bank AG	3 Month	Receive	2.68%	01/13/2021	11,800	1,578	1,258	(320)
Rate Swap	LIBOR
Total	$3,504	$3,176	$(328)

Pay/
Receive	Upfront
Written Swaptions	Floating Rate	Floating	Exercise	Expiration	Notional	Premiums	Fair	Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date	Amount	Paid/(Received)	Value	Appreciation/(Depreciation)
Call - 10 Year Interest Barclays Bank PLC	3 Month	Receive	3.10%	03/17/2017	$ 8,800	$(223)	$(360)	$(137)
Rate Swap	LIBOR
Put - 10 Year Interest	Barclays Bank PLC	3 Month	Pay	3.10%	03/07/2017	8,800	(258)	(16)	242
Rate Swap	LIBOR
Put - 10 Year Interest	Barclays Bank PLC	3 Month	Pay	3.10%	03/07/2017	17,600	(496)	(32)	464
Rate Swap	LIBOR
Put - 10 Year Interest	Barclays Bank PLC	3 Month	Pay	3.10%	03/17/2017	8,800	(222)	(18)	204
Rate Swap	LIBOR
Put - 5 Year Interest	Deutsche Bank AG	3 Month	Pay	2.10%	01/13/2017	74,700	(697)	(201)	496
Rate Swap	LIBOR
Total	$(1,896	) $	(627	) $	1,269

Amounts in thousands

Options

Upfront Premiums	Unrealized
Purchased Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - GBP versus AUD	GBP	1.92	06/24/2016	11,780,000	$131	$393	$	262
Call - USD versus CAD	$1.31	06/13/2016	51,040,000	503	131	(372)
Call - USD versus CAD	$1.32	11/04/2016	34,025,000	600	453	(147)
Call - USD versus CAD	$1.42	11/04/2016	34,025,000	163	118	(45)
Call - USD versus MXN	$18.29	11/04/2016	34,025,000	940	757	(183)
Call - USD versus MXN	$19.87	11/04/2016	34,025,000	371	285	(86)
Put- 90 Day Eurodollar Future; September 2017 $	98.25	09/19/2016	1,796	115	56	(59)
Put- 90 Day Eurodollar Future; September 2017 $	98.75	09/19/2016	1,796	384	370	(14)
Put - AUD versus NOK	AUD	6.24	06/30/2016	22,565,000	264	535	271
Put - CAD versus JPY	CAD	82.00	06/17/2016	44,405,000	544	324	(220)
Put - CHF versus NOK	CHF	7.72	08/02/2016	32,280,000	397	39	(358)
Put - EUR versus USD	EUR	1.02	11/04/2016	29,960,000	120	114	(6)
Put - EUR versus USD	EUR	1.11	07/11/2016	30,480,000	376	215	(161)
Put - EUR versus USD	EUR	1.09	11/04/2016	29,960,000	513	335	(178)
Put - Euro Bund 10 Year Bund Future; June	EUR 158.50	05/27/2016	204	236	24	(212)
2016
Put - NZD versus USD	NZD	0.67	05/30/2016	24,610,000	141	48	(93)
Total	$5,798	$4,197	$	(1,601)

See accompanying notes

				Schedule of Investments
Inflation Protection Fund
April 30, 2016 (unaudited)

Options (continued)

						Upfront Premiums					Unrealized
Written Options Outstanding		Exercise Price		Expiration Date	Contracts	Paid/(Received)			Fair Value	Appreciation/(Depreciation)
Call - AUD versus NOK		AUD	6.60	06/30/2016	22,565,000		$(154	) $	(29)		$125
Call - EUR versus USD		EUR	1.18	07/11/2016	30,480,000		(215)		(222)		(7)
Call - USD versus CAD			$1.34	06/13/2016	51,040,000		(236)		(46)		190
Call - USD versus CAD			$1.37	11/04/2016	68,050,000		(628)		(469)		159
Call - USD versus MXN			$19.00	11/04/2016	68,050,000		(1,190)		(958)		232
Put - 90 Day Eurodollar Future; September 2017 $			98.50	09/19/2016	3,591		(354)		(293)		61
Put - AUD versus NOK		AUD	6.03	06/30/2016	22,565,000		(106)		(227)		(121)
Put - CAD versus JPY		CAD	78.00	06/17/2016	88,930,000		(385)		(213)		172
Put - EUR versus USD		EUR	1.06	11/04/2016	59,920,000		(565)		(396)		169
Total							$(3,833	) $	(2,853)		$980

Amounts in thousands except contracts

Purchased Capped Options

							Upfront
	Counterparty				Expiration Date	Notional	Premiums				Unrealized
Description	(Issuer)	Strike Index		Floating Rate		Amount	Paid/(Received)		Fair Value		Appreciation/(Depreciation)
Cap - US CPI Urban	Deutsche Bank AG	2.00%		Max (0,	11/07/2016	$50,685	$46			$4	$(42)
Consumers NAS			USCPIU-2%)
Cap - US CPI Urban	Deutsche Bank AG	2.00%		Max (0,	11/11/2016	20,315	22			1	(21)
Consumers NAS			USCPIU-2%)
Total							$68			$5	$(63)

Amounts in thousands

See accompanying notes

Schedule of Investments
International Emerging Markets Fund
April 30, 2016 (unaudited)

COMMON STOCKS - 94.87%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Agriculture - 1.65%			Computers - 2.00%
Golden Agri-Resources Ltd	17,060,000	$5,061	Infosys Ltd ADR	974,443	$18,320
KT&G Corp	86,399	9,308	Wistron Corp	5,479,000	3,234
Kuala Lumpur Kepong Bhd	550,300	3,366			$21,554
		$17,735	Diversified Financial Services - 3.19%
Airlines - 1.55%			China Everbright Ltd	1,078,000	2,128
Air China Ltd	7,944,000	6,014	E.Sun Financial Holding Co Ltd	9,078,000	5,025
AirAsia Bhd	8,816,800	4,280	Fubon Financial Holding Co Ltd	3,920,000	4,748
China Eastern Airlines Corp Ltd (a)	11,750,000	6,424	Indiabulls Housing Finance Ltd	531,674	5,542
		$16,718	Mega Financial Holding Co Ltd	7,234,184	5,127
			Shinhan Financial Group Co Ltd	231,981	8,506
Automobile Manufacturers - 2.61%			SinoPac Financial Holdings Co Ltd	11,168,000	3,300
Ashok Leyland Ltd	5,910,213	9,492			$34,376
Ford Otomotiv Sanayi AS	188,921	2,540
Guangzhou Automobile Group Co Ltd	7,936,000	9,222	Electric - 2.97%
Kia Motors Corp	163,024	6,837	Enersis Americas SA	11,812,851	2,007
		$28,091	Huadian Power International Corp Ltd	1,422,631	729
			Korea Electric Power Corp	367,900	19,984
Automobile Parts & Equipment - 2.15%			NTPC Ltd	560,747	1,175
Ceat Ltd	276,094	4,560	Tenaga Nasional BHD	2,214,800	8,136
Hankook Tire Co Ltd	135,310	6,294			$32,031
Hiroca Holdings Ltd	1,655,000	6,497
Hota Industrial Manufacturing Co Ltd	88,000	421	Electronics - 1.65%
Tong Yang Industry Co Ltd (a)	1,133,000	1,722	AAC Technologies Holdings Inc	531,500	3,689
Weichai Power Co Ltd (a)	3,026,000	3,634	Elite Material Co Ltd	210,000	373
		$23,128	Hon Hai Precision Industry Co Ltd	5,765,918	13,735
					$17,797
Banks - 12.89%
Abu Dhabi Commercial Bank PJSC	3,274,061	5,860	Engineering & Construction - 3.23%
Banco de Chile	43,436,031	4,763	China Railway Construction Corp Ltd	6,140,000	7,806
Bangkok Bank PCL	971,988	4,608	Grupo Aeroportuario del Pacifico SAB de CV	743,900	7,024
Bank Mandiri Persero Tbk PT	5,564,800	4,045	Grupo Aeroportuario del Sureste SAB de CV	195,449	3,010
Bank Negara Indonesia Persero Tbk PT	12,867,300	4,455	Hyundai Development Co-Engineering &	202,746	8,932
Barclays Africa Group Ltd	617,441	6,252	Construction
China CITIC Bank Corp Ltd	5,926,000	3,717	Promotora y Operadora de Infraestructura	630,108	7,988
China Construction Bank Corp	49,584,722	31,493	SAB de CV
First Gulf Bank PJSC	1,332,307	4,663			$34,760
Grupo Financiero Banorte SAB de CV	1,870,515	10,635
			Food - 1.54%
HDFC Bank Ltd ADR	64,471	4,053
			Cencosud SA	1,035,367	2,783
Industrial & Commercial Bank of China Ltd	10,305,000	5,517
			Gruma SAB de CV	203,415	2,965
Industrial Bank of Korea	595,879	6,334
			Grupo Lala SAB de CV	1,855,500	4,962
Investec PLC	766,962	5,873
			Uni-President Enterprises Corp	3,280,040	5,905
Malayan Banking Bhd	4,638,400	10,590
					$16,615
OTP Bank PLC	375,309	9,945
Turkiye Halk Bankasi AS	1,459,489	5,605	Forest Products & Paper - 0.46%
Yes Bank Ltd	740,519	10,497	Sappi Ltd (a)	1,133,629	4,917
		$138,905

Beverages - 2.54%			Holding Companies - Diversified - 1.06%
Ambev SA	3,001,500	16,756	KOC Holding AS	1,086,333	5,676
Anheuser-Busch InBev SA/NV	85,689	10,656	Siam Cement PCL/The	411,600	5,765
		$27,412			$11,441

Building Materials - 0.19%			Home Furnishings - 1.31%
China National Building Material Co Ltd	4,052,000	2,089	Steinhoff International Holdings NV	2,264,493	14,166
Grasim Industries Ltd (b)	38	3
		$2,092	Insurance - 4.35%
Chemicals - 1.33%			AIA Group Ltd	2,763,000	16,536
Indorama Ventures PCL (b)	5,528,900	4,495	Dongbu Insurance Co Ltd	116,779	7,158
Lotte Chemical Corp	22,836	5,825	PICC Property & Casualty Co Ltd	6,206,460	11,290
Sinopec Shanghai Petrochemical Co Ltd	8,280,000	4,061	Sanlam Ltd	2,444,897	11,873
		$14,381			$46,857

Coal - 0.23%			Internet - 6.10%
Exxaro Resources Ltd	394,947	2,507	Alibaba Group Holding Ltd ADR(a)	178,497	13,734
			Baidu Inc ADR(a)	46,038	8,945
			Tencent Holdings Ltd	2,114,200	43,020
Commercial Services - 2.37%					$65,699
Kroton Educacional SA	2,365,500	8,818
New Oriental Education & Technology Group	226,372	8,865	Iron & Steel - 1.81%
Inc ADR			Kumba Iron Ore Ltd (a)	439,558	3,572
Qualicorp SA	757,400	3,292	POSCO	55,134	11,552
TAL Education Group ADR(a)	78,781	4,558	Tata Steel Ltd	819,487	4,330
		$25,533			$19,454

See accompanying notes

Schedule of Investments
International Emerging Markets Fund
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

Leisure Products & Services - 0.95%			Transportation - 0.37%
Bajaj Auto Ltd	135,532	$5,082	MISC Bhd	1,867,300		$4,036
Hero MotoCorp Ltd	118,848	5,184
		$10,266
			Water - 0.56%
Machinery - Construction & Mining - 0.24%			CiadeSaneamentoBasicodoEstadodeSao	788,400		6,031
Doosan Infracore Co Ltd (a)	372,588	2,545	Paulo

			TOTAL COMMON STOCKS			$1,022,497
Media - 1.75%
			INVESTMENT COMPANIES - 0.26%	Shares Held	Value (000	's)
Naspers Ltd	136,980	18,850
			Publicly Traded Investment Fund - 0.26%
			Goldman Sachs Financial Square Funds -	2,856,031		2,856
Metal Fabrication & Hardware - 0.43%
			Government Fund
Hyosung Corp	43,545	4,659

			TOTAL INVESTMENT COMPANIES			$2,856
Mining - 0.86%			PREFERRED STOCKS - 4.17%	Shares Held	Value (000	's)
AngloGold Ashanti Ltd (a)	570,287	9,271
			Banks - 0.74%
			Banco Bradesco SA	1,049,696		7,926
Miscellaneous Manufacturers - 0.53%
Top Glove Corp Bhd	4,511,200	5,724
			Chemicals - 0.46%
			Braskem SA	691,600		4,949
Oil & Gas - 9.70%
Bharat Petroleum Corp Ltd	517,483	7,623
China Petroleum & Chemical Corp	18,253,978	12,863	Holding Companies - Diversified - 2.07%
Gazprom PAO ADR	1,525,369	7,926	Itausa - Investimentos Itau SA	8,900,900		22,283
GS Holdings Corp	130,063	6,279
Lukoil PJSC ADR	554,315	23,618	Iron & Steel - 0.84%
MOL Hungarian Oil & Gas PLC	77,067	4,709	Gerdau SA	1,105,599		2,523
Reliance Industries Ltd	812,336	12,009	Vale SA	1,430,579		6,560
SK Innovation Co Ltd	78,766	10,638				$9,083
Tatneft PAO ADR	281,528	8,875
Thai Oil PCL (b)	2,597,600	4,900	Media - 0.06%
Tupras Turkiye Petrol Rafinerileri AS	193,754	5,110	Zee Entertainment Enterprises Ltd (a)	5,063,071		667
		$104,550
			TOTAL PREFERRED STOCKS			$44,908
Pipelines - 0.35%			Total Investments			$1,070,261
Petronet LNG Ltd	939,969	3,725	Other Assets and Liabilities - 0.70%			$7,568
			TOTAL NET ASSETS - 100.00%			$1,077,829
Real Estate - 0.89%
China Overseas Land & Investment Ltd	3,036,000	9,637
			(a) Non-Income Producing Security
			(b)		Fair value of these investments is determined in good faith by the Manager
REITS - 0.64%			under procedures established and periodically reviewed by the Board of
Macquarie Mexico Real Estate Management	4,995,200	6,939	Directors. At the end of the period, the fair value of these securities totaled
SA de CV (a)			$9,398 or 0.87% of net assets.

Retail - 1.49%
Shinsegae Co Ltd	38,009	7,028
			Portfolio Summary (unaudited)
Wal-Mart de Mexico SAB de CV	3,656,074	9,036
			Country			Percent
		$16,064
			China			17.96%
Semiconductors - 10.74%			Korea, Republic Of			16.23%
Powertech Technology Inc	3,285,000	6,630	Taiwan, Province Of China			12.33%
Samsung Electronics Co Ltd	43,390	47,288	India			8.75%
Silicon Motion Technology Corp ADR	114,826	4,427	South Africa			8.65%
Taiwan Semiconductor Manufacturing Co Ltd	10,558,685	48,510	Brazil			7.35%
Win Semiconductors Corp	4,727,468	8,877	Hong Kong			5.05%
		$115,732	Mexico			4.87%
			Russian Federation			4.42%
Telecommunications - 8.00%			Malaysia			3.34%
China Communications Services Corp Ltd	606,000	286	Thailand			1.84%
China Mobile Ltd	2,276,093	26,131	Indonesia			1.81%
China Telecom Corp Ltd	11,260,000	5,574	Turkey			1.76%
Chunghwa Telecom Co Ltd	4,238,000	14,309	Hungary			1.36%
LG Uplus Corp	585,976	5,748	Belgium			0.99%
Mobile TeleSystems PJSC ADR	778,544	7,209	United Arab Emirates			0.97%
MTN Group Ltd	1,035,077	10,836	Chile			0.89%
Telekomunikasi Indonesia Persero Tbk PT	41,123,800	11,033	Singapore			0.47%
Vodacom Group Ltd	436,708	5,078	United States			0.26%
		$86,204	Other Assets and Liabilities			0.70%
Textiles - 0.19%			TOTAL NET ASSETS			100.00%
Welspun India Ltd	1,393,460	2,095

See accompanying notes

Schedule of Investments
International Fund I
April 30, 2016 (unaudited)

COMMON STOCKS - 96.46%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 3.11%			Energy - Alternate Sources - 0.92%
MTU Aero Engines AG	24,757	$2,341	Gigasolar Materials Corp	215,000	$3,569
Safran SA	72,330	4,986
Thales SA	54,430	4,710	Engineering & Construction - 0.64%
		$12,037	Promotora y Operadora de Infraestructura	195,100	2,473
Agriculture - 1.36%			SAB de CV
KT&G Corp	48,863	5,264
			Entertainment - 0.94%
Airlines - 1.48%			Aristocrat Leisure Ltd	481,041	3,637
Japan Airlines Co Ltd	159,200	5,730
			Food - 1.96%
Apparel - 0.47%			Colruyt SA	70,000	4,037
Gildan Activewear Inc	58,000	1,801	SPAR Group Ltd/The	127,000	1,898
			Viscofan SA	29,000	1,629
					$7,564
Automobile Manufacturers - 3.31%
Daimler AG	60,055	4,184	Forest Products & Paper - 1.02%
Fuji Heavy Industries Ltd	165,000	5,418	Mondi PLC	205,648	3,939
Geely Automobile Holdings Ltd	6,403,000	3,183
		$12,785	Hand & Machine Tools - 0.71%
Automobile Parts & Equipment - 5.46%			KUKA AG	27,955	2,761
Brembo SpA	55,852	3,005
Bridgestone Corp	140,200	5,160	Healthcare - Services - 0.59%
Continental AG	27,960	6,157	ICON PLC (a)	34,000	2,298
Koito Manufacturing Co Ltd	101,800	4,411
Valeo SA	15,150	2,403
		$21,136	Holding Companies - Diversified - 0.52%
			KOC Holding AS	383,000	2,001
Banks - 1.59%
BOC Hong Kong Holdings Ltd	488,000	1,458
Fukuoka Financial Group Inc	562,900	1,924	Home Builders - 5.07%
Sumitomo Mitsui Financial Group Inc	92,500	2,783	Barratt Developments PLC	640,146	4,985
		$6,165	Bellway PLC	80,421	2,880
			Berkeley Group Holdings PLC	72,577	3,180
Chemicals - 2.25%			Haseko Corp	410,000	3,707
Nissan Chemical Industries Ltd	184,900	4,939	Persimmon PLC	96,126	2,796
Symrise AG	57,000	3,783	Taylor Wimpey PLC	765,052	2,064
		$8,722			$19,612

Commercial Services - 1.70%			Home Furnishings - 0.50%
Intertek Group PLC	42,000	2,003	Howden Joinery Group PLC	266,000	1,924
Intrum Justitia AB	87,092	3,131
Zhejiang Expressway Co Ltd	1,430,000	1,459
			Insurance - 7.71%
		$6,593
			Allianz SE	27,618	4,699
Computers - 5.94%			AXA SA	246,507	6,224
Atos SE	45,382	4,039	China Life Insurance Co Ltd/Taiwan	2,615,000	1,965
Capgemini SA	21,400	1,997	Dai-ichi Life Insurance Co Ltd/The	235,100	2,826
Cognizant Technology Solutions Corp (a)	56,000	3,269	PICC Property & Casualty Co Ltd	2,281,000	4,149
Nomura Research Institute Ltd	175,400	6,153	Prudential PLC	177,238	3,499
Obic Co Ltd	70,500	3,706	Swiss Life Holding AG (a)	7,997	2,023
Teleperformance	42,374	3,806	Tokio Marine Holdings Inc	135,300	4,427
		$22,970			$29,812

Diversified Financial Services - 4.06%			Internet - 2.80%
London Stock Exchange Group PLC	107,506	4,270	Com2uSCorp	19,000	2,150
Macquarie Group Ltd	64,446	3,087	Paysafe Group PLC (a)	397,000	2,215
Magellan Financial Group Ltd	160,727	2,607	Tencent Holdings Ltd	317,200	6,454
Mitsubishi UFJ Lease & Finance Co Ltd	432,000	1,883			$10,819
Partners Group Holding AG	9,368	3,864
			Leisure Products & Services - 0.45%
		$15,711
			Shimano Inc	12,000	1,722
Electric - 1.05%
Korea Electric Power Corp	75,000	4,074
			Lodging - 0.96%
			Star Entertainment Grp Ltd/The	870,183	3,716
Electrical Components & Equipment - 0.50%
TKH Group NV	49,000	1,937
			Machinery - Construction & Mining - 0.42%
			Takeuchi Manufacturing Co Ltd	108,782	1,623
Electronics - 3.06%
AAC Technologies Holdings Inc	668,000	4,637
			Media - 0.40%
Fujitsu General Ltd	321,700	5,562	Nippon Television Holdings Inc	95,000	1,530
Pegatron Corp	780,000	1,643
		$11,842

See accompanying notes

Schedule of Investments
International Fund I
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Metal Fabrication & Hardware - 1.00%			Water - 1.25%
Assa Abloy AB	183,975	$3,866	Guangdong Investment Ltd	3,427,500	$4,840

			TOTAL COMMON STOCKS		$373,116
Miscellaneous Manufacturers - 2.64%
CRRC Corp Ltd	1,376,000	1,336	INVESTMENT COMPANIES - 2.80%	Shares Held Value (000's)
Sunny Optical Technology Group Co Ltd	2,137,700	6,593	Publicly Traded Investment Fund - 2.80%
Zhuzhou CRRC Times Electric Co Ltd	400,000	2,276	First American Government Obligations Fund	10,842,166	10,842
		$10,205

Oil & Gas - 1.87%			TOTAL INVESTMENT COMPANIES		$10,842
DCC PLC	21,000	1,863	Total Investments		$383,958
Tupras Turkiye Petrol Rafinerileri AS	202,893	5,351	Other Assets and Liabilities - 0.74%		$2,852
		$7,214	TOTAL NET ASSETS - 100.00%		$386,810

Packaging & Containers - 0.76%
CCL Industries Inc	16,000	2,930	(a) Non-Income Producing Security

Pharmaceuticals - 7.26%
Actelion Ltd (a)	39,000	6,321	Portfolio Summary (unaudited)
Alfresa Holdings Corp	192,800	3,713	Country		Percent
Ipsen SA	48,367	2,924	Japan		24.33%
Novo Nordisk A/S	88,389	4,935	China		10.10%
Richter Gedeon Nyrt	92,000	1,828	France		8.04%
Shire PLC	36,000	2,247	United Kingdom		7.63%
Sino Biopharmaceutical Ltd	3,309,500	2,345	Germany		6.97%
Sirtex Medical Ltd	68,000	1,530	Taiwan, Province Of China		5.38%
Suzuken Co Ltd/Aichi Japan	65,700	2,251	Australia		4.79%
		$28,094	Hong Kong		3.90%
Real Estate - 1.47%			Canada		3.78%
China Overseas Land & Investment Ltd	892,400	2,833	United States		3.65%
China Overseas Property Holdings Ltd (a)	297,466	41	Switzerland		3.15%
Daito Trust Construction Co Ltd	20,000	2,829	Korea, Republic Of		2.97%
		$5,703	Denmark		2.23%
			Turkey		1.91%
Retail - 3.69%			Sweden		1.81%
Alimentation Couche-Tard Inc	133,200	5,839	Ireland		1.65%
ANTA Sports Products Ltd	1,106,000	2,817	South Africa		1.51%
Next PLC	25,941	1,931	Belgium		1.05%
Pandora A/S	28,375	3,689	Israel		1.03%
		$14,276	Italy		0.78%
			Mexico		0.64%
Semiconductors - 3.31%			Isle of Man		0.57%
Infineon Technologies AG	215,000	3,068
Mellanox Technologies Ltd (a)	37,000	1,600	Netherlands		0.50%
			Hungary		0.47%
Silicon Motion Technology Corp ADR	55,000	2,120
			Spain		0.42%
Taiwan Semiconductor Manufacturing Co Ltd	255,800	6,034	Other Assets and Liabilities		0.74%
ADR
			TOTAL NET ASSETS		100.00%
		$12,822

Software - 4.71%
Capcom Co Ltd	112,300	2,587
Check Point Software Technologies Ltd (a)	28,900	2,395
Constellation Software Inc/Canada	10,300	4,025
NetEase Inc ADR	43,700	6,149
Nexon Co Ltd	204,800	3,075
		$18,231

Telecommunications - 5.31%
China Mobile Ltd	312,200	3,584
Chunghwa Telecom Co Ltd	1,622,000	5,476
KDDI Corp	259,800	7,484
TPG Telecom Ltd	234,000	1,897
Vocus Communications Ltd	320,000	2,090
		$20,531

Toys, Games & Hobbies - 0.44%
Bandai Namco Holdings Inc	79,300	1,688

Transportation - 1.80%
Central Japan Railway Co	36,700	6,429
Hitachi Transport System Ltd	31,000	520
		$6,949

See accompanying notes

Schedule of Investments
International Fund I
April 30, 2016 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
eMini MSCI EAFE; June 2016	Long	102	$8,346	$8,476	$130
S&P 500 Emini; June 2016	Long	36	3,681	3,706	25
Total					$155
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap Growth Fund
April 30, 2016 (unaudited)

COMMON STOCKS - 96.25%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Airlines - 1.74%			Lodging (continued)
Delta Air Lines Inc	1,064,530	$44,359	Wynn Resorts Ltd	269,860	$23,829
					$48,915

Apparel - 3.25%			Oil & Gas - 0.54%
Michael Kors Holdings Ltd (a)	428,200	22,121	Pioneer Natural Resources Co	82,800	13,753
NIKE Inc	644,377	37,980
Under Armour Inc (a)	516,808	22,708
			Pharmaceuticals - 6.81%
		$82,809	Bristol-Myers Squibb Co	1,419,922	102,490
Automobile Manufacturers - 0.78%			DexCom Inc (a)	491,822	31,664
Ford Motor Co	1,459,900	19,796	Eli Lilly & Co	521,359	39,378
					$173,532

Banks - 1.62%			Retail - 13.20%
Capital One Financial Corp	571,039	41,337	McDonald's Corp	417,847	52,854
			Panera Bread Co (a)	125,307	26,877
			Starbucks Corp	1,008,504	56,708
Beverages - 2.45%
			Target Corp	793,990	63,122
Constellation Brands Inc	401,057	62,589
			TJX Cos Inc/The	680,395	51,588
			Ulta Salon Cosmetics & Fragrance Inc (a)	410,415	85,481
Biotechnology - 3.82%					$336,630
Alexion Pharmaceuticals Inc (a)	195,597	27,242
Gilead Sciences Inc	795,191	70,144	Semiconductors - 4.86%
			Broadcom Ltd	304,841	44,430
		$97,386
			Lam Research Corp	506,042	38,662
Building Materials - 1.78%			NXP Semiconductors NV (a)	477,273	40,702
Masco Corp	1,478,100	45,392			$123,794

			Software - 4.94%
Chemicals - 2.97%			Activision Blizzard Inc	1,193,604	41,143
PPG Industries Inc	685,158	75,635	Adobe Systems Inc (a)	281,000	26,476
			Microsoft Corp	1,169,700	58,333
Commercial Services - 5.34%					$125,952
FleetCor Technologies Inc (a)	417,284	64,545
			Telecommunications - 0.77%
PayPal Holdings Inc (a)	948,900	37,178	Palo Alto Networks Inc (a)	130,230	19,648
S&P Global Inc	322,675	34,478
		$136,201
			Transportation - 1.04%
Computers - 3.67%			FedEx Corp	160,631	26,522
Apple Inc	999,017	93,648
			TOTAL COMMON STOCKS		$2,453,808
Cosmetics & Personal Care - 1.48%			INVESTMENT COMPANIES - 2.81%	Shares Held Value (000's)
Procter & Gamble Co/The	470,300	37,680	Publicly Traded Investment Fund - 2.81%
			Goldman Sachs Financial Square Funds -	71,732,050	71,732
Diversified Financial Services - 9.73%			Government Fund
MasterCard Inc	1,016,876	98,627
Synchrony Financial (a)	1,418,619	43,367	TOTAL INVESTMENT COMPANIES		$71,732
Visa Inc	1,373,956	106,124	Total Investments		$2,525,540
		$248,118	Other Assets and Liabilities - 0.94%		$23,915
			TOTAL NET ASSETS - 100.00%		$2,549,455
Food - 3.15%
Kellogg Co	550,100	42,253
Mondelez International Inc	884,955	38,018	(a) Non-Income Producing Security
		$80,271

Healthcare - Products - 6.02%
Edwards Lifesciences Corp (a)	721,063	76,584
			Portfolio Summary (unaudited)
Intuitive Surgical Inc (a)	81,923	51,313
			Sector		Percent
Thermo Fisher Scientific Inc	176,800	25,504	Consumer, Non-cyclical		29.07%
		$153,401	Consumer, Cyclical		23.25%
Internet - 10.85%			Technology		13.47%
Alphabet Inc - A Shares (a)	152,066	107,645	Communications		11.62%
Amazon.com Inc (a)	114,784	75,710	Financial		11.35%
Facebook Inc (a)	794,270	93,390	Basic Materials		4.13%
		$276,745	Industrial		2.82%
			Exchange Traded Funds		2.81%
Iron & Steel - 1.16%			Energy		0.54%
Nucor Corp	592,300	29,485	Other Assets and Liabilities		0.94%
			TOTAL NET ASSETS		100.00%
Leisure Products & Services - 2.36%
Royal Caribbean Cruises Ltd	777,902	60,210

Lodging - 1.92%
Hilton Worldwide Holdings Inc	1,137,686	25,086

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
April 30, 2016 (unaudited)

COMMON STOCKS - 97.05%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.06%			Beverages (continued)
Interpublic Group of Cos Inc/The	37,712	$865	PepsiCo Inc	134,700	$13,869
Omnicom Group Inc	37,172	3,084			$30,892
		$3,949
			Biotechnology - 4.25%
Aerospace & Defense - 1.63%			Alexion Pharmaceuticals Inc (a)	1,012,098	140,964
B/E Aerospace Inc	9,584	466	Alnylam Pharmaceuticals Inc (a)	4,836	324
Boeing Co/The	788,717	106,319	Amgen Inc	62,812	9,943
General Dynamics Corp	11,159	1,568	Biogen Inc (a)	80,317	22,087
Harris Corp	2,543	204	BioMarin Pharmaceutical Inc (a)	110,595	9,365
Lockheed Martin Corp	11,911	2,768	Bluebird Bio Inc (a)	2,847	126
Northrop Grumman Corp	3,357	692	Celgene Corp (a)	333,156	34,452
Rockwell Collins Inc	11,736	1,035	Charles River Laboratories International Inc	4,679	371
Spirit AeroSystems Holdings Inc (a)	11,571	546	(a)
TransDigm Group Inc (a)	4,604	1,049	Gilead Sciences Inc	112,921	9,961
United Technologies Corp	4,676	488	Illumina Inc (a)	29,887	4,034
		$115,135	Incyte Corp (a)	162,190	11,722
			Intercept Pharmaceuticals Inc (a)	1,269	191
Agriculture - 0.58%			Intrexon Corp (a)	4,008	107
Altria Group Inc	173,699	10,892	Ionis Pharmaceuticals Inc (a)	9,832	403
Philip Morris International Inc	281,694	27,640	Juno Therapeutics Inc (a)	951	40
Reynolds American Inc	50,281	2,494	Medivation Inc (a)	12,924	747
		$41,026	Puma Biotechnology Inc (a)	1,988	61
			Regeneron Pharmaceuticals Inc (a)	59,157	22,285
Airlines - 1.62%			Seattle Genetics Inc (a)	8,501	302
Alaska Air Group Inc	488,656	34,416	United Therapeutics Corp (a)	3,794	399
American Airlines Group Inc	2,055,083	71,290	Vertex Pharmaceuticals Inc (a)	376,751	31,776
Delta Air Lines Inc	78,377	3,266
JetBlue Airways Corp (a)	12,607	250			$299,660
Southwest Airlines Co	67,302	3,002	Building Materials - 0.47%
Spirit Airlines Inc (a)	6,492	285	Armstrong Flooring Inc (a)	4,907	71
United Continental Holdings Inc (a)	36,379	1,667
			Eagle Materials Inc	4,282	317
		$114,176	GCP Applied Technologies Inc (a)	7,134	158
Apparel - 1.55%			Lennox International Inc	3,880	524
Carter's Inc	5,193	554	Martin Marietta Materials Inc	865	146
Hanesbrands Inc	1,007,972	29,261	Masco Corp	31,458	966
Michael Kors Holdings Ltd (a)	16,821	869	USG Corp (a)	8,796	238
NIKE Inc	82,911	4,887	Vulcan Materials Co	284,328	30,603
Ralph Lauren Corp	925	86			$33,023
Skechers U.S.A. Inc (a)	11,514	381
			Chemicals - 1.85%
Under Armour Inc (a)	843,515	37,064
			Air Products & Chemicals Inc	17,250	2,517
Under Armour Inc (a)	859,403	35,064
			Airgas Inc	1,404	200
VF Corp	20,718	1,306	Axalta Coating Systems Ltd (a)	8,907	254
		$109,472	Celanese Corp	1,233	87
Automobile Manufacturers - 0.80%			CF Industries Holdings Inc	19,639	649
Ferrari NV (a)	341,360	15,651	Dow Chemical Co/The	20,284	1,067
PACCAR Inc	33,653	1,983	Eastman Chemical Co	3,417	261
Tesla Motors Inc (a)	160,143	38,556	Ecolab Inc	940,598	108,150
		$56,190	EI du Pont de Nemours & Co	25,590	1,687
			FMC Corp	8,119	351
Automobile Parts & Equipment - 0.30%			Huntsman Corp	12,560	198
Allison Transmission Holdings Inc	10,385	299	International Flavors & Fragrances Inc	6,843	818
BorgWarner Inc	19,288	693	LyondellBasell Industries NV	35,327	2,920
Delphi Automotive PLC	17,627	1,298	Monsanto Co	40,490	3,793
Johnson Controls Inc	8,450	350	NewMarket Corp	762	309
Lear Corp	5,541	638	Platform Specialty Products Corp (a)	2,517	26
Mobileye NV (a)	455,000	17,358	PPG Industries Inc	16,616	1,834
Visteon Corp	4,342	346	Praxair Inc	14,630	1,718
		$20,982	RPM International Inc	11,511	582
			Sherwin-Williams Co/The	8,162	2,345
Banks - 1.40%			Valspar Corp/The	6,869	733
Bank of New York Mellon Corp/The	19,468	784
					$130,499
Morgan Stanley	2,641,500	71,479
State Street Corp	418,800	26,091	Commercial Services - 1.73%
		$98,354	Aaron's Inc	3,400	89
			Aramark	17,061	572
Beverages - 0.44%			Automatic Data Processing Inc	23,046	2,038
Brown-Forman Corp - A Shares	2,827	293	Avis Budget Group Inc (a)	8,316	209
Brown-Forman Corp - B Shares	9,712	935	Booz Allen Hamilton Holding Corp	9,681	267
Coca-Cola Co/The	239,728	10,740	Cintas Corp	8,239	740
Coca-Cola Enterprises Inc	20,955	1,100	CoStar Group Inc (a)	2,817	556
Constellation Brands Inc	10,007	1,562	Equifax Inc	10,538	1,267
Dr Pepper Snapple Group Inc	11,770	1,070	FleetCor Technologies Inc (a)	504,293	78,004
Monster Beverage Corp (a)	9,173	1,323
			Gartner Inc (a)	7,429	648
			Global Payments Inc	11,840	855

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Commercial Services (continued)			Diversified Financial Services (continued)
H&R Block Inc	20,139	$408	CBOE Holdings Inc	7,700	$477
Hertz Global Holdings Inc (a)	31,297	290	Charles Schwab Corp/The	3,355,660	95,334
KAR Auction Services Inc	5,584	210	CME Group Inc/IL	198,700	18,263
Moody's Corp	10,899	1,043	CoreLogic Inc/United States (a)	5,181	184
Morningstar Inc	2,278	189	Credit Acceptance Corp (a)	828	162
Nielsen Holdings PLC	15,408	803	Eaton Vance Corp	10,697	369
PayPal Holdings Inc (a)	630,666	24,710	Federated Investors Inc	9,370	296
Quanta Services Inc (a)	4,282	101	Interactive Brokers Group Inc - A Shares	1,181	45
Robert Half International Inc	12,816	491	Intercontinental Exchange Inc	191,490	45,963
Rollins Inc	10,723	288	Invesco Ltd	4,929	153
RR Donnelley & Sons Co	12,659	220	Lazard Ltd	11,511	415
S&P Global Inc	16,740	1,789	Legg Mason Inc	3,358	108
Sabre Corp	11,512	333	LPL Financial Holdings Inc	7,139	188
Service Corp International/US	19,709	526	MasterCard Inc	61,114	5,927
ServiceMaster Global Holdings Inc (a)	10,252	393	NorthStar Asset Management Group Inc/New	16,935	211
Total System Services Inc	14,871	760	York
TransUnion (a)	4,179	125	Santander Consumer USA Holdings Inc (a)	583	8
United Rentals Inc (a)	7,725	517	SLM Corp (a)	32,096	217
Vantiv Inc (a)	13,179	719	T Rowe Price Group Inc	15,840	1,193
Verisk Analytics Inc (a)	14,797	1,148	TD Ameritrade Holding Corp	800,999	23,894
Western Union Co/The	46,000	920	Visa Inc	3,342,102	258,144
WEX Inc (a)	3,583	338	Waddell & Reed Financial Inc	7,291	148
		$121,566			$457,164

Computers - 3.96%			Electric - 0.01%
Accenture PLC - Class A	66,241	7,480	Calpine Corp (a)	3,443	54
Apple Inc	1,042,749	97,748	Dominion Resources Inc/VA	2,360	169
Cadence Design Systems Inc (a)	26,791	621	ITC Holdings Corp	4,558	201
Cognizant Technology Solutions Corp (a)	1,287,105	75,129			$424
DST Systems Inc	2,817	340
EMC Corp/MA	57,156	1,492	Electrical Components & Equipment - 0.07%
Fortinet Inc (a)	12,866	418	Acuity Brands Inc	3,855	940
Genpact Ltd (a)	3,088,278	86,132	AMETEK Inc	21,308	1,025
IHS Inc (a)	5,160	636	Emerson Electric Co	48,186	2,632
International Business Machines Corp	52,041	7,595			$4,597
Leidos Holdings Inc	1,937	96	Electronics - 2.12%
NetApp Inc	9,101	215	Allegion PLC	9,001	589
Synopsys Inc (a)	2,423	115
			Amphenol Corp	1,749,052	97,649
Teradata Corp (a)	9,973	252	Fitbit Inc (a)	4,339	79
VeriFone Systems Inc (a)	10,971	312
			FLIR Systems Inc	9,070	274
		$278,581	Gentex Corp	17,222	276
Consumer Products - 0.09%			Honeywell International Inc	69,413	7,932
Avery Dennison Corp	7,348	533	Jabil Circuit Inc	5,370	93
			Keysight Technologies Inc (a)	13,340	348
Church & Dwight Co Inc	11,878	1,101	Mettler-Toledo International Inc (a)	2,474	886
Clorox Co/The	18,770	2,351
Kimberly-Clark Corp	17,650	2,210	National Instruments Corp	1,414,235	38,991
Spectrum Brands Holdings Inc	2,512	285	PerkinElmer Inc	2,674	135
			Trimble Navigation Ltd (a)	3,143	75
		$6,480
			Tyco International Plc	32,265	1,243
Cosmetics & Personal Care - 1.69%			Waters Corp (a)	7,390	962
Colgate-Palmolive Co	48,497	3,439			$149,532
Coty Inc	7,486	228
Estee Lauder Cos Inc/The	1,200,095	115,053	Engineering & Construction - 0.87%
			AECOM (a)	3,011	98
		$118,720	SBA Communications Corp (a)	591,817	60,981
Distribution & Wholesale - 1.05%					$61,079
Fastenal Co	1,504,455	70,393
Fossil Group Inc (a)	4,170	169	Entertainment - 0.02%
HD Supply Holdings Inc (a)	15,879	544	Cinemark Holdings Inc	11,331	393
Ingram Micro Inc	2,655	93	Gaming and Leisure Properties Inc	1,892	62
LKQ Corp (a)	27,449	880	International Game Technology PLC	8,924	155
Watsco Inc	2,723	366	Regal Entertainment Group	11,108	231
WW Grainger Inc	5,487	1,287	Six Flags Entertainment Corp	7,367	442
		$73,732			$1,283

Diversified Financial Services - 6.49%			Environmental Control - 0.89%
			Stericycle Inc (a)	645,220	61,657
Affiliated Managers Group Inc (a)	4,616	786
Air Lease Corp	942	29	Waste Management Inc	12,770	751
Alliance Data Systems Corp (a)	5,433	1,105			$62,408
Ally Financial Inc (a)	4,221	75
			Food - 0.30%
American Express Co	20,450	1,338	Blue Buffalo Pet Products Inc (a)	3,358	83
Ameriprise Financial Inc	12,050	1,156	Campbell Soup Co	9,884	610
Artisan Partners Asset Management Inc	3,494	113	ConAgra Foods Inc	3,528	157
BlackRock Inc	2,423	863	General Mills Inc	70,138	4,302

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Food (continued)			Home Builders (continued)
Hain Celestial Group Inc/The (a)	9,161	$383	NVR Inc (a)	385	$640
Hershey Co/The	13,174	1,227	Thor Industries Inc	5,244	336
Hormel Foods Corp	23,926	922	Toll Brothers Inc (a)	5,455	149
Ingredion Inc	1,498	172			$1,881
Kellogg Co	13,698	1,052
Kraft Heinz Co/The	36,190	2,825	Home Furnishings - 0.02%
Kroger Co/The	111,774	3,956	Harman International Industries Inc	6,278	482
McCormick & Co Inc/MD	11,184	1,049	Leggett & Platt Inc	13,111	646
			Tempur Sealy International Inc (a)	5,593	339
Pilgrim's Pride Corp (a)	3,665	99
Sprouts Farmers Market Inc (a)	13,043	366	Whirlpool Corp	930	162
Sysco Corp	36,311	1,673			$1,629
Tyson Foods Inc	18,012	1,186	Housewares - 0.03%
Whole Foods Market Inc	27,742	807	Newell Brands Inc	27,310	1,244
		$20,869	Scotts Miracle-Gro Co/The	3,691	261
Forest Products & Paper - 0.03%			Toro Co/The	5,473	473
International Paper Co	43,321	1,874	Tupperware Brands Corp	5,250	305
					$2,283

Hand & Machine Tools - 0.03%			Insurance - 0.09%
Lincoln Electric Holdings Inc	6,632	416	AmTrust Financial Services Inc	2,603	65
Regal Beloit Corp	899	58	Aon PLC	17,232	1,812
Snap-on Inc	5,194	827	Arthur J Gallagher & Co	8,993	414
			Berkshire Hathaway Inc - Class B (a)	14,272	2,076
Stanley Black &Decker Inc	5,901	660
		$1,961	Erie Indemnity Co	2,706	255
			Markel Corp (a)	188	169
Healthcare - Products - 6.39%			Marsh & McLennan Cos Inc	19,719	1,245
Align Technology Inc (a)	7,249	523			$6,036
Baxter International Inc	40,818	1,805
Becton Dickinson and Co	12,799	2,064	Internet - 19.37%
			Alphabet Inc - A Shares (a)	276,439	195,686
Bio-Techne Corp	1,667	155
Boston Scientific Corp (a)	6,160	135	Alphabet Inc - C Shares (a)	231,066	160,131
			Amazon.com Inc (a)	630,107	415,613
Bruker Corp	11,672	330
Cooper Cos Inc/The	2,963	454	CDW Corp/DE	12,206	470
			Dropbox Inc (a),(b),(c),(d)	52,984	419
CR Bard Inc	6,478	1,374
			eBay Inc (a)	73,982	1,807
Danaher Corp	2,394,648	231,682
DENTSPLY SIRONA Inc	12,299	733	Expedia Inc	8,787	1,017
Edwards Lifesciences Corp (a)	21,407	2,274	F5 Networks Inc (a)	6,395	670
Henry Schein Inc (a)	7,355	1,241	Facebook Inc (a)	2,422,168	284,799
Hologic Inc (a)	21,868	735	FireEye Inc (a)	11,425	198
IDEXX Laboratories Inc (a)	8,291	699	Flipkart Online Services Pvt Ltd (a),(b),(c),(d)	6,882	831
Intuitive Surgical Inc (a)	287,931	180,349	GoDaddy Inc (a)	3,468	105
			Groupon Inc (a)	48,906	177
Patterson Cos Inc	5,301	230
ResMed Inc	12,693	708	IAC/InterActiveCorp	6,995	324
			Match Group Inc (a)	8,291	95
St Jude Medical Inc	9,635	734
			Netflix Inc (a)	320,640	28,867
Stryker Corp	192,427	20,977
			Priceline Group Inc/The (a)	113,256	152,178
Thermo Fisher Scientific Inc	14,367	2,072
Varian Medical Systems Inc (a)	9,061	736	Splunk Inc (a)	10,607	551
VWR Corp (a)	3,880	103	Tencent Holdings Ltd ADR	1,298,100	26,351
			TripAdvisor Inc (a)	1,447,039	93,464
Zimmer Biomet Holdings Inc	637	74
			VeriSign Inc (a)	8,736	755
		$450,187
					$1,364,508
Healthcare - Services - 4.27%
Aetna Inc	236,096	26,507	Iron & Steel - 0.00%
Anthem Inc	385,346	54,245	Steel Dynamics Inc	3,443	87
Centene Corp (a)	11,511	713
Cigna Corp	243,940	33,795	Leisure Products & Services - 0.23%
DaVita HealthCare Partners Inc (a)	941,306	69,563
			Brunswick Corp/DE	6,834	328
Envision Healthcare Holdings Inc (a)	17,096	387	Harley-Davidson Inc	9,832	470
HCA Holdings Inc (a)	8,385	676	Norwegian Cruise Line Holdings Ltd (a)	10,175	498
Humana Inc	204,241	36,165	Polaris Industries Inc	5,989	586
Laboratory Corp of America Holdings (a)	3,263	409	Royal Caribbean Cruises Ltd	185,400	14,350
LifePoint Health Inc (a)	1,233	83
					$16,232
MEDNAX Inc (a)	5,387	384
UnitedHealth Group Inc	589,033	77,564	Lodging - 1.50%
Universal Health Services Inc	1,910	255	Choice Hotels International Inc	4,271	216
		$300,746	Hilton Worldwide Holdings Inc	2,538,818	55,981
			Las Vegas Sands Corp	22,346	1,009
Holding Companies - Diversified - 0.00%			Marriott International Inc/MD	17,322	1,214
Leucadia National Corp	5,678	95	MGM Resorts International (a)	2,113,632	45,020
			Starwood Hotels & Resorts Worldwide Inc	14,896	1,220
Home Builders - 0.03%			Wyndham Worldwide Corp	10,338	734
DR Horton Inc	13,815	415	Wynn Resorts Ltd	5,947	525
Lennar Corp - A Shares	6,082	275			$105,919
Lennar Corp - B Shares	1,841	66

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Machinery - Construction & Mining - 0.01%			Oil & Gas Services - 0.02%
Babcock & Wilcox Enterprises Inc (a)	3,640	$83	FMC Technologies Inc (a)	12,366	$377
Caterpillar Inc	6,381	496	Oceaneering International Inc	1,395	51
		$579	RPC Inc	917	14
			Schlumberger Ltd	13,225	1,063
Machinery - Diversified - 1.84%			Targa Resources Corp	6,432	260
BWX Technologies Inc	4,179	140			$1,765
Cognex Corp	7,663	272
Cummins Inc	14,297	1,673	Packaging & Containers - 0.04%
Deere & Co	3,544	298	Ball Corp	11,709	836
Flowserve Corp	459,049	22,406	Bemis Co Inc	1,438	72
Graco Inc	5,318	417	Crown Holdings Inc (a)	5,507	292
IDEX Corp	6,655	545	Graphic Packaging Holding Co	17,575	233
Nordson Corp	5,371	412	Owens-Illinois Inc (a)	1,173	22
Rockwell Automation Inc	11,781	1,337	Packaging Corp of America	8,462	549
Roper Technologies Inc	2,338	412	Sealed Air Corp	16,607	786
Wabtec Corp/DE	1,229,030	101,923	Silgan Holdings Inc	4,008	203
		$129,835	WestRock Co	2,867	120
					$3,113
Media - 0.55%
AMC Networks Inc (a)	5,827	380	Pharmaceuticals - 7.29%
CBS Corp	28,133	1,573	AbbVie Inc	136,752	8,342
Comcast Corp - Class A	209,630	12,737	Agios Pharmaceuticals Inc (a)	2,058	101
Discovery Communications Inc - A Shares (a)	14,008	383	Alkermes PLC (a)	10,106	402
Discovery Communications Inc - C Shares (a)	21,515	576	Allergan plc (a)	305,315	66,119
DISH Network Corp (a)	12,839	633	AmerisourceBergen Corp	23,770	2,023
FactSet Research Systems Inc	3,785	571	Baxalta Inc	28,415	1,192
Scripps Networks Interactive Inc	8,814	549	Bristol-Myers Squibb Co	2,733,144	197,278
Sirius XM Holdings Inc (a)	194,334	768	Cardinal Health Inc	31,810	2,496
Starz (a)	9,190	250	Eli Lilly & Co	342,421	25,863
Time Warner Cable Inc	17,280	3,665	Endo International PLC (a)	7,700	208
Time Warner Inc	25,959	1,951	Express Scripts Holding Co (a)	1,312,107	96,741
Twenty-First Century Fox Inc - A Shares	46,434	1,405	Herbalife Ltd (a)	5,627	326
Twenty-First Century Fox Inc - B Shares	29,573	891	Jazz Pharmaceuticals PLC (a)	5,394	813
Viacom Inc - A Shares	2,926	128	Johnson & Johnson	34,880	3,909
Viacom Inc - B Shares	30,996	1,268	Mallinckrodt PLC (a)	4,295	268
Walt Disney Co/The	103,733	10,711	McKesson Corp	14,160	2,376
		$38,439	Mead Johnson Nutrition Co	1,127,685	98,278
			Merck & Co Inc	36,215	1,986
Metal Fabrication & Hardware - 0.00%			Mylan NV (a)	38,284	1,597
Valmont Industries Inc	609	85	OPKO Health Inc (a)	24,106	259
			Perrigo Co PLC	1,636	158
Mining - 0.00%			Premier Inc (a)	4,813	163
Compass Minerals International Inc	3,087	232	Quintiles Transnational Holdings Inc (a)	7,153	494
Royal Gold Inc	308	19	VCA Inc (a)	7,554	476
Tahoe Resources Inc	2,621	37	Zoetis Inc	30,491	1,434
		$288			$513,302

Miscellaneous Manufacturers - 0.47%			Pipelines - 0.02%
3M Co	55,813	9,342	ONEOK Inc	7,785	281
AptarGroup Inc	1,301	99	Williams Cos Inc/The	62,594	1,214
Carlisle Cos Inc	1,918	195			$1,495
Donaldson Co Inc	11,717	383
			Real Estate - 0.02%
Illinois Tool Works Inc	18,297	1,912	CBRE Group Inc (a)	24,059	713
Ingersoll-Rand PLC	1,122	73
			Jones Lang LaSalle Inc	2,796	322
Parker-Hannifin Corp	5,772	670	Realogy Holdings Corp (a)	5,533	198
Textron Inc	531,740	20,568
					$1,233
		$33,242
			REITS - 0.36%
Office & Business Equipment - 0.00%
			American Tower Corp	39,904	4,185
Pitney Bowes Inc	8,308	174
			Boston Properties Inc	8,599	1,108
			Columbia Property Trust Inc	1,884	42
Oil & Gas - 0.02%			Crown Castle International Corp	33,500	2,911
Cabot Oil & Gas Corp	38,149	893	DigitalRealtyTrust Inc	7,571	666
Continental Resources Inc/OK (a)	2,561	95	Empire State Realty Trust Inc	7,408	137
CVR Energy Inc	431	10	Equinix Inc	4,176	1,380
EOG Resources Inc	2,816	233	Equity LifeStyle Properties Inc	7,888	540
HollyFrontier Corp	2,235	80	Extra Space Storage Inc	10,929	928
Marathon Petroleum Corp	4,351	170	Federal Realty Investment Trust	6,143	934
Memorial Resource Development Corp (a)	7,164	94	Healthcare Trust of America Inc	3,186	92
Murphy USA Inc (a)	1,226	70	Lamar Advertising Co	7,597	471
Range Resources Corp	896	40	Omega Healthcare Investors Inc	4,937	167
Tesoro Corp	617	49	Post Properties Inc	2,638	151
		$1,734	Public Storage	13,548	3,317
			Simon Property Group Inc	29,122	5,859

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

REITS (continued)			Semiconductors (continued)
Tanger Factory Outlet Centers Inc	9,764	$343	ON Semiconductor Corp (a)	35,519	$336
Taubman Centers Inc	2,381	165	Qorvo Inc (a)	11,828	533
Welltower Inc	19,640	1,363	QUALCOMM Inc	13,823	698
Weyerhaeuser Co	9,704	312	Skyworks Solutions Inc	16,312	1,090
		$25,071	Texas Instruments Inc	63,604	3,628
			Xilinx Inc	6,261	270
Retail - 7.18%					$183,616
Advance Auto Parts Inc	6,446	1,006
AutoNation Inc (a)	6,149	311	Shipbuilding - 0.01%
AutoZone Inc (a)	4,292	3,284	Huntington Ingalls Industries Inc	4,556	660
Bed Bath & Beyond Inc	15,948	753
Brinker International Inc	6,724	311
Cabela's Inc (a)	1,053	55	Software - 8.30%
			Adobe Systems Inc (a)	498,206	46,941
CarMax Inc (a)	311,613	16,500
			Akamai Technologies Inc (a)	1,179,077	60,121
Coach Inc	5,010	202	Allscripts Healthcare Solutions Inc (a)	8,211	110
Copart Inc (a)	10,980	470
			ANSYS Inc (a)	644,787	58,528
Costco Wholesale Corp	838,719	124,239	athenahealth Inc (a)	3,426	457
CST Brands Inc	6,458	244	Atlassian Corp PLC (a)	3,023	70
CVS Health Corp	98,897	9,939	Autodesk Inc (a)	14,208	850
Darden Restaurants Inc	3,443	214	Black Knight Financial Services Inc (a)	2,656	85
Dick's Sporting Goods Inc	7,091	329
			Broadridge Financial Solutions Inc	11,014	659
Dillard's Inc	1,250	88
			CDK Global Inc	14,158	673
Dollar General Corp	483,391	39,594	Cerner Corp (a)	18,408	1,033
Dollar Tree Inc (a)	14,007	1,117
			Citrix Systems Inc (a)	13,999	1,146
Domino's Pizza Inc	4,762	576	Electronic Arts Inc (a)	19,219	1,189
DSW Inc	3,468	85
			Fidelity National Information Services Inc	7,392	486
Foot Locker Inc	11,348	697	First Data Corp (a)	15,145	172
Gap Inc/The	21,782	505	Fiserv Inc (a)	32,999	3,225
Genuine Parts Co	12,673	1,216	IMS Health Holdings Inc (a)	13,178	351
GNC Holdings Inc	8,351	203	Inovalon Holdings Inc (a)	3,869	66
Home Depot Inc/The	117,954	15,793
			Intuit Inc	15,716	1,586
L Brands Inc	15,173	1,188
Liberty Interactive Corp QVC Group (a)	21,088	553	Jack Henry & Associates Inc	7,576	614
			Microsoft Corp	1,932,872	96,392
Lowe's Cos Inc	735,738	55,931
lululemon athletica Inc (a)	9,644	632	MSCI Inc	9,121	693
			NetSuite Inc (a)	1,132,041	91,740
Macy's Inc	20,659	818
			Oracle Corp	116,221	4,633
McDonald's Corp	84,022	10,628
Michaels Cos Inc/The (a)	8,017	228	Paychex Inc	49,763	2,594
			PTC Inc (a)	10,641	388
MSC Industrial Direct Co Inc	2,067	160	Rackspace Hosting Inc (a)	11,461	262
Nu Skin Enterprises Inc	3,334	136	Red Hat Inc (a)	16,102	1,181
O'Reilly Automotive Inc (a)	13,186	3,464
			salesforce.com Inc (a)	2,199,234	166,702
Panera Bread Co (a)	2,244	481
			ServiceNow Inc (a)	427,741	30,575
Penske Automotive Group Inc	2,689	105
			SS&C Technologies Holdings Inc	6,663	407
Ross Stores Inc	59,115	3,357	Tableau Software Inc (a)	4,625	239
Sally Beauty Holdings Inc (a)	14,634	460
			Ultimate Software Group Inc/The (a)	2,501	492
Signet Jewelers Ltd	6,884	747	Veeva Systems Inc (a)	7,366	203
Starbucks Corp	2,722,786	153,103	VMware Inc (a)	7,811	444
Target Corp	21,913	1,742	Workday Inc (a)	119,639	8,971
Tiffany & Co	7,991	570
TJX Cos Inc/The	74,662	5,661			$584,278
Tractor Supply Co	444,221	42,050	Telecommunications - 1.11%
Ulta Salon Cosmetics & Fragrance Inc (a)	5,588	1,164	Arista Networks Inc (a)	3,397	226
Urban Outfitters Inc (a)	10,463	317	ARRIS International PLC (a)	7,007	160
Vista Outdoor Inc (a)	1,782	86	AT&T Inc	73,930	2,870
Walgreens Boots Alliance Inc	25,467	2,019	Juniper Networks Inc	662,693	15,507
Williams-Sonoma Inc	8,753	515	Level 3 Communications Inc (a)	2,774	145
World Fuel Services Corp	1,048	49	Motorola Solutions Inc	15,566	1,170
Yum! Brands Inc	24,985	1,988	Palo Alto Networks Inc (a)	135,900	20,503
		$505,883	T-Mobile US Inc (a)	546,800	21,478
			Verizon Communications Inc	312,694	15,929
Semiconductors - 2.61%			Zayo Group Holdings Inc (a)	10,007	260
Analog Devices Inc	17,487	985
					$78,248
Applied Materials Inc	41,163	843
ASML Holding NV - NY Reg Shares	288,900	27,908	Textiles - 0.01%
Broadcom Ltd	16,229	2,365	Mohawk Industries Inc (a)	3,854	742
Intel Corp	66,570	2,016
IPG Photonics Corp (a)	3,391	294
KLA-Tencor Corp	14,234	996	Toys, Games & Hobbies - 0.01%
Lam Research Corp	10,072	769	Hasbro Inc	8,522	721
Linear Technology Corp	21,377	951
Maxim Integrated Products Inc	9,402	336	Transportation - 0.95%
Microchip Technology Inc	19,327	939	Canadian Pacific Railway Ltd	117,600	16,964
Micron Technology Inc (a)	7,768	83	CH Robinson Worldwide Inc	13,195	937
NXP Semiconductors NV (a)	1,624,954	138,576	CSX Corp	28,076	766

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	Portfolio Summary (unaudited)
				Sector	Percent
Transportation (continued)
				Consumer, Non-cyclical	27.07%
Expeditors International of Washington Inc	17,284	$858
				Communications	21.60%
FedEx Corp	222,768	36,781
Genesee & Wyoming Inc (a)	2,064	134		Technology	14.89%
				Consumer, Cyclical	14.35%
JB Hunt Transport Services Inc	8,410	697
				Industrial	9.40%
Landstar System Inc	4,689	307
Old Dominion Freight Line Inc (a)	6,518	431		Financial	8.36%
				Exchange Traded Funds	2.45%
Teekay Corp	1,454	16
				Basic Materials	1.88%
Union Pacific Corp	53,530	4,669
				Energy	0.06%
United Parcel Service Inc	42,886	4,506
				Utilities	0.01%
		$67,066		Diversified	0.00%
Trucking & Leasing - 0.00%				Other Assets and Liabilities	(0.07)%
AMERCO	431	152		TOTAL NET ASSETS	100.00%

TOTAL COMMON STOCKS		$6,834,952
INVESTMENT COMPANIES - 2.45%	Shares Held	Value (000	's)

Publicly Traded Investment Fund - 2.45%
Cash Account Trust - Government & Agency	2,065,072	2,065
Portfolio - Government Cash Managed
First American Government Obligations Fund	96,920,668	96,921
Morgan Stanley Institutional Liquidity Funds -	73,297,283	73,297
Government Portfolio
		$172,283
TOTAL INVESTMENT COMPANIES		$172,283
CONVERTIBLE PREFERRED STOCKS -
0.39%	Shares Held	Value (000	's)

Internet - 0.39%
Airbnb Inc - Series D (a),(b),(c),(d)	121,527	10,635
Airbnb Inc - Series E (a),(b),(c),(d)	29,361	2,569
Dropbox Inc (a),(b),(c),(d)	254,085	3,145
Flipkart Online Services Pvt Ltd Series A	2,350	284
(a),(b),(c),(d)
Flipkart Online Services Pvt Ltd Series C	4,148	501
(a),(b),(c),(d)
Flipkart Online Services Pvt Ltd Series E	7,712	931
(a),(b),(c),(d)
Uber Technologies Inc (a),(b),(c),(d)	209,292	9,595
		$27,660
TOTAL CONVERTIBLE PREFERRED STOCKS		$27,660
PREFERRED STOCKS - 0.18%	Shares Held	Value (000	's)

Internet - 0.12%
Flipkart Online Services Pvt Ltd Series G	34,940	4,217
(a),(b),(c),(d)
Uber Technologies Inc (a),(b),(c),(d)	98,844	4,532
		$8,749

Software - 0.06%
Magic Leap Inc (a),(b),(c),(d)	168,788	3,888

TOTAL PREFERRED STOCKS		$12,637
Total Investments		$7,047,532
Other Assets and Liabilities - (0.07)%			$(4,760)
TOTAL NET ASSETS - 100.00%		$7,042,772

(a)	Non-Income Producing Security
(b)	Security is Illiquid. At the end of the period, the value of these securities totaled $41,547 or 0.59% of net assets.
(c)	Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(d)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $41,547 or 0.59% of net assets.

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
April 30, 2016 (unaudited)

Restricted Securities

Security Name	Trade Date		Cost	Value	Percent of Net Assets
Airbnb Inc - Series D	04/16/2014		$4,948	$10,635	0.15%
Airbnb Inc - Series E	07/14/2015		2,733	2,569	0.04%
Dropbox Inc	11/07/2014		1,012	419	0.01%
Dropbox Inc	01/30/2014		4,854	3,145	0.04%
Flipkart Online Services Pvt Ltd	03/19/2015		785	831	0.01%
Flipkart Online Services Pvt Ltd Series A	03/19/2015		268	284	0.00%
Flipkart Online Services Pvt Ltd Series C	03/19/2015		473	501	0.01%
Flipkart Online Services Pvt Ltd Series E	03/19/2015		879	931	0.01%
Flipkart Online Services Pvt Ltd Series G	12/17/2014		4,185	4,217	0.06%
Magic Leap Inc	01/20/2016		3,888	3,888	0.06%
Uber Technologies Inc	12/03/2015		4,821	4,532	0.06%
Uber Technologies Inc	12/05/2014		6,973	9,595	0.14%

Amounts in thousands

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; June 2016	Long	1,681	$169,346	$173,067	$3,721
Total					$3,721

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
April 30, 2016 (unaudited)

COMMON STOCKS - 97.32%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.48%			Biotechnology (continued)
Interpublic Group of Cos Inc/The	3,181	$73	Amgen Inc	30,513	$4,830
Omnicom Group Inc	31,676	2,628	Biogen Inc (a)	13,658	3,756
		$2,701	BioMarin Pharmaceutical Inc (a)	1,122	95
			Bluebird Bio Inc (a)	236	10
Aerospace & Defense - 2.07%			Celgene Corp (a)	5,529	572
B/E Aerospace Inc	808	39	Charles River Laboratories International Inc	394	31
Boeing Co/The	39,968	5,388	(a)
General Dynamics Corp	942	132	Gilead Sciences Inc	52,310	4,615
Harris Corp	214	17	Illumina Inc (a)	4,422	597
Lockheed Martin Corp	24,493	5,692	Incyte Corp (a)	11,857	857
Northrop Grumman Corp	283	58	Intercept Pharmaceuticals Inc (a)	106	16
Rockwell Collins Inc	989	87	Intrexon Corp (a)	336	9
Spirit AeroSystems Holdings Inc (a)	976	46	Ionis Pharmaceuticals Inc (a)	829	34
TransDigm Group Inc (a)	389	89	Juno Therapeutics Inc (a)	89	4
United Technologies Corp	394	41	Medivation Inc (a)	1,090	63
		$11,589	Puma Biotechnology Inc (a)	159	5
			Regeneron Pharmaceuticals Inc (a)	3,879	1,461
Agriculture - 1.48%			Seattle Genetics Inc (a)	716	25
Altria Group Inc	96,256	6,036	United Therapeutics Corp (a)	320	34
Philip Morris International Inc	20,692	2,031	Vertex Pharmaceuticals Inc (a)	1,700	143
Reynolds American Inc	4,258	211
		$8,278			$17,394

Airlines - 0.72%			Building Materials - 0.04%
			Armstrong Flooring Inc (a)	414	6
Alaska Air Group Inc	13,624	959
American Airlines Group Inc	3,256	113	Eagle Materials Inc	361	27
			GCP Applied Technologies Inc (a)	601	13
Delta Air Lines Inc	60,528	2,523
JetBlue Airways Corp (a)	1,025	20	Lennox International Inc	327	44
Southwest Airlines Co	5,679	253	Martin Marietta Materials Inc	72	12
Spirit Airlines Inc (a)	547	24	Masco Corp	2,651	82
United Continental Holdings Inc (a)	3,069	141	USG Corp (a)	742	20
		$4,033	Vulcan Materials Co	132	14
					$218
Apparel - 0.54%
Carter's Inc	21,097	2,251	Chemicals - 2.99%
Hanesbrands Inc	2,902	84	Air Products & Chemicals Inc	1,454	212
Michael Kors Holdings Ltd (a)	1,437	74	Airgas Inc	118	17
			Axalta Coating Systems Ltd (a)	751	21
NIKE Inc	6,997	412
Ralph Lauren Corp	78	7	Celanese Corp	104	7
Skechers U.S.A. Inc (a)	969	32	CF Industries Holdings Inc	1,657	55
Under Armour Inc (a)	1,340	55	Dow Chemical Co/The	65,801	3,462
VF Corp	1,748	110	Eastman Chemical Co	288	22
		$3,025	Ecolab Inc	31,846	3,662
			EI du Pont de Nemours & Co	2,160	142
Automobile Manufacturers - 0.05%			FMC Corp	685	30
PACCAR Inc	2,839	167	Huntsman Corp	992	16
Tesla Motors Inc (a)	505	122	International Flavors & Fragrances Inc	577	69
		$289	LyondellBasell Industries NV	28,036	2,317
			Monsanto Co	3,416	320
Automobile Parts & Equipment - 0.54%			NewMarket Corp	64	26
Allison Transmission Holdings Inc	876	25	Platform Specialty Products Corp (a)	257	3
BorgWarner Inc	1,627	59	PPG Industries Inc	21,869	2,414
Delphi Automotive PLC	1,486	109	Praxair Inc	1,233	145
Johnson Controls Inc	713	30	RPM International Inc	971	49
Lear Corp	467	54	Sherwin-Williams Co/The	12,906	3,708
Visteon Corp	366	29
WABCO Holdings Inc (a)	24,308	2,726	Valspar Corp/The	579	62
					$16,759
		$3,032
			Commercial Services - 1.53%
Banks - 0.01%			Aaron's Inc	286	7
Bank of New York Mellon Corp/The	1,642	66	Aramark	1,439	48
			Automatic Data Processing Inc	1,945	172
Beverages - 4.39%			Avis Budget Group Inc (a)	701	18
Brown-Forman Corp - A Shares	238	25	Booz Allen Hamilton Holding Corp	816	22
Brown-Forman Corp - B Shares	818	79	Cintas Corp	695	62
Coca-Cola Co/The	260,370	11,664	CoStar Group Inc (a)	237	47
Coca-Cola Enterprises Inc	1,766	93	Equifax Inc	889	107
Constellation Brands Inc	845	132	FleetCor Technologies Inc (a)	671	104
Dr Pepper Snapple Group Inc	25,822	2,347	Gartner Inc (a)	626	55
Monster Beverage Corp (a)	774	112	Global Payments Inc	999	72
PepsiCo Inc	98,238	10,114	H&R Block Inc	1,697	34
		$24,566	Hertz Global Holdings Inc (a)	2,640	24
			KAR Auction Services Inc	471	18
Biotechnology - 3.11%			Moody's Corp	919	88
Alexion Pharmaceuticals Inc (a)	1,504	210
			Morningstar Inc	192	16
Alnylam Pharmaceuticals Inc (a)	408	27
See accompanying notes			255

Schedule of Investments
LargeCap Growth Fund II
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Commercial Services (continued)			Diversified Financial Services (continued)
Nielsen Holdings PLC	1,300	$68	Credit Acceptance Corp (a)	73	$14
PayPal Holdings Inc (a)	6,266	245	Eaton Vance Corp	902	31
Quanta Services Inc (a)	361	9	Federated Investors Inc	790	25
Robert Half International Inc	1,064	41	Interactive Brokers Group Inc - A Shares	99	4
Rollins Inc	904	24	Intercontinental Exchange Inc	212	51
RR Donnelley & Sons Co	1,060	18	Invesco Ltd	398	12
S&P Global Inc	1,413	151	Lazard Ltd	971	35
Sabre Corp	970	28	Legg Mason Inc	261	8
Service Corp International/US	1,661	44	LPL Financial Holdings Inc	601	16
ServiceMaster Global Holdings Inc (a)	865	33	MasterCard Inc	42,637	4,135
Total System Services Inc	1,252	64	NorthStar Asset Management Group Inc/New	1,416	18
TransUnion (a)	352	11	York
United Rentals Inc (a)	11,551	774	Santander Consumer USA Holdings Inc (a)	54	1
Vantiv Inc (a)	1,110	61	SLM Corp (a)	2,705	18
Verisk Analytics Inc (a)	77,599	6,020	T Rowe Price Group Inc	1,337	101
Western Union Co/The	3,922	78	TD Ameritrade Holding Corp	1,662	50
WEX Inc (a)	302	29	Visa Inc	152,278	11,762
		$8,592	Waddell & Reed Financial Inc	612	12
					$21,802
Computers - 6.34%
Accenture PLC - Class A	5,589	631	Electric - 0.01%
Apple Inc	270,094	25,319	Calpine Corp (a)	322	5
Cadence Design Systems Inc (a)	2,260	52	Dominion Resources Inc/VA	205	15
Cognizant Technology Solutions Corp (a)	20,697	1,208	ITC Holdings Corp	400	17
DST Systems Inc	237	29			$37
EMC Corp/MA	267,713	6,990
Fortinet Inc (a)	1,084	35	Electrical Components & Equipment - 0.07%
Genpact Ltd (a)	1,325	37	Acuity Brands Inc	325	79
IHS Inc (a)	435	54	AMETEK Inc	1,798	87
International Business Machines Corp	4,387	640	Emerson Electric Co	4,065	222
Leidos Holdings Inc	152	8			$388
NetApp Inc	767	18	Electronics - 1.27%
Synopsys Inc (a)	187	9
			Agilent Technologies Inc	17,223	705
Teradata Corp (a)	875	22
			Allegion PLC	759	50
VeriFone Systems Inc (a)	925	26
			Amphenol Corp	1,599	89
Western Digital Corp	10,526	430	Fitbit Inc (a)	336	6
		$35,508	FLIR Systems Inc	765	23
Consumer Products - 0.45%			Gentex Corp	1,451	23
Avery Dennison Corp	632	46	Honeywell International Inc	43,576	4,979
Church & Dwight Co Inc	22,295	2,067	Jabil Circuit Inc	453	8
			Keysight Technologies Inc (a)	1,092	29
Clorox Co/The	1,583	198	Mettler-Toledo International Inc (a)	208	75
Kimberly-Clark Corp	1,490	186
Spectrum Brands Holdings Inc	212	24	National Instruments Corp	280	8
			PerkinElmer Inc	225	11
		$2,521	Trimble Navigation Ltd (a)	265	6
Cosmetics & Personal Care - 1.04%			Tyco International Plc	2,723	105
Colgate-Palmolive Co	4,091	290	Waters Corp (a)	7,430	967
Coty Inc	625	19			$7,084
Estee Lauder Cos Inc/The	30,218	2,897
Procter & Gamble Co/The	32,626	2,614	Engineering & Construction - 0.01%
			AECOM (a)	259	8
		$5,820	SBA Communications Corp (a)	442	46
Distribution & Wholesale - 0.07%					$54
Fastenal Co	2,183	102
Fossil Group Inc (a)	335	13	Entertainment - 0.02%
HD Supply Holdings Inc (a)	1,339	46	Cinemark Holdings Inc	956	33
Ingram Micro Inc	224	8	Gaming and Leisure Properties Inc	141	5
LKQ Corp (a)	2,313	74	International Game Technology PLC	794	14
Watsco Inc	229	31	Regal Entertainment Group	937	19
WW Grainger Inc	463	109	Six Flags Entertainment Corp	621	37
		$383			$108

Diversified Financial Services - 3.89%			Environmental Control - 0.63%
			Stericycle Inc (a)	36,372	3,476
Affiliated Managers Group Inc (a)	389	66
Air Lease Corp	79	2	Waste Management Inc	1,077	63
Alliance Data Systems Corp (a)	458	93			$3,539
Ally Financial Inc (a)	368	7
			Food- 3.97%
American Express Co	30,800	2,015	Blue Buffalo Pet Products Inc (a)	260	6
Ameriprise Financial Inc	1,017	98	Campbell Soup Co	833	51
Artisan Partners Asset Management Inc	294	10	ConAgra Foods Inc	297	13
BlackRock Inc	204	73	General Mills Inc	113,048	6,934
CBOE Holdings Inc	48,599	3,011	Hain Celestial Group Inc/The (a)	772	32
Charles Schwab Corp/The	4,186	119	Hershey Co/The	1,112	104
CoreLogic Inc/United States (a)	432	15	Hormel Foods Corp	2,018	78

See accompanying notes			256

Schedule of Investments
LargeCap Growth Fund II
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Food (continued)			Home Builders (continued)
Ingredion Inc	126	$15	Toll Brothers Inc (a)	460	$13
Kellogg Co	1,158	89			$160
Kraft Heinz Co/The	3,053	238
Kroger Co/The	238,246	8,432	Home Furnishings - 0.03%
McCormick & Co Inc/MD	62,874	5,897	Harman International Industries Inc	529	41
Pilgrim's Pride Corp (a)	309	8	Leggett & Platt Inc	1,105	54
			Tempur Sealy International Inc (a)	471	29
Sprouts Farmers Market Inc (a)	1,099	31
Sysco Corp	3,064	141	Whirlpool Corp	80	14
Tyson Foods Inc	1,521	100			$138
Whole Foods Market Inc	2,340	68	Housewares - 0.03%
		$22,237	Newell Brands Inc	2,303	105
Forest Products & Paper - 0.03%			Scotts Miracle-Gro Co/The	311	22
International Paper Co	3,655	158	Toro Co/The	461	40
			Tupperware Brands Corp	442	25
					$192
Hand & Machine Tools - 0.03%
Lincoln Electric Holdings Inc	560	35	Insurance - 1.87%
Regal Beloit Corp	75	5	American International Group Inc	39,273	2,192
Snap-on Inc	446	71	AmTrust Financial Services Inc	219	5
Stanley Black &Decker Inc	497	56	Aon PLC	1,454	153
		$167	Arthur J Gallagher & Co	758	35
			Berkshire Hathaway Inc - Class B (a)	23,684	3,445
Healthcare - Products - 3.09%			Erie Indemnity Co	228	22
Abbott Laboratories	45,400	1,766	Markel Corp (a)	15	14
Align Technology Inc (a)	611	44	Marsh & McLennan Cos Inc	72,924	4,605
Baxter International Inc	3,444	152			$10,471
Becton Dickinson and Co	1,080	174
Bio-Techne Corp	140	13	Internet - 9.85%
Boston Scientific Corp (a)	536	12	Alphabet Inc - A Shares (a)	30,015	21,247
			Alphabet Inc - C Shares (a)	2,226	1,543
Bruker Corp	983	28
			Amazon.com Inc (a)	14,956	9,865
Cooper Cos Inc/The	9,435	1,444
CR Bard Inc	8,737	1,853	CDW Corp/DE	25,263	972
			eBay Inc (a)	6,235	152
Danaher Corp	52,641	5,093
DENTSPLY SIRONA Inc	1,037	62	Expedia Inc	27,897	3,230
Edwards Lifesciences Corp (a)	20,673	2,196	F5 Networks Inc (a)	539	56
Henry Schein Inc (a)	14,441	2,436	Facebook Inc (a)	68,054	8,002
Hologic Inc (a)	1,843	62	FireEye Inc (a)	964	17
IDEXX Laboratories Inc (a)	699	59	GoDaddy Inc (a)	292	9
Intuitive Surgical Inc (a)	2,294	1,437	Groupon Inc (a)	4,126	15
Patterson Cos Inc	447	19	IAC/InterActiveCorp	589	27
			LinkedIn Corp (a)	9,664	1,211
ResMed Inc	1,070	60
			Match Group Inc (a)	698	8
St Jude Medical Inc	812	62
			Netflix Inc (a)	2,189	197
Stryker Corp	887	97
			Pandora Media Inc (a)	34,457	342
Thermo Fisher Scientific Inc	1,212	175
Varian Medical Systems Inc (a)	764	62	Priceline Group Inc/The (a)	419	563
VWR Corp (a)	327	9	Splunk Inc (a)	35,236	1,831
Zimmer Biomet Holdings Inc	53	6	Symantec Corp	137,508	2,289
			TripAdvisor Inc (a)	24,458	1,580
		$17,321
			VeriSign Inc (a)	23,047	1,992
Healthcare - Services - 2.80%					$55,148
Aetna Inc	1,055	118
Anthem Inc	713	100	Iron & Steel - 0.00%
Centene Corp (a)	971	60	Steel Dynamics Inc	290	7
Cigna Corp	2,163	300
Envision Healthcare Holdings Inc (a)	1,442	33
			Leisure Products & Services - 0.03%
HCA Holdings Inc (a)	707	57
			Brunswick Corp/DE	595	29
Humana Inc	1,252	222	Harley-Davidson Inc	829	40
Laboratory Corp of America Holdings (a)	63,545	7,963	Norwegian Cruise Line Holdings Ltd (a)	858	42
LifePoint Health Inc (a)	100	7
			Polaris Industries Inc	505	49
MEDNAX Inc (a)	454	32
					$160
UnitedHealth Group Inc	51,214	6,744
Universal Health Services Inc	161	22	Lodging - 0.27%
		$15,658	Choice Hotels International Inc	376	19
			Hilton Worldwide Holdings Inc	3,900	86
Holding Companies - Diversified - 0.00%			Las Vegas Sands Corp	24,590	1,110
Leucadia National Corp	479	8	Marriott International Inc/MD	1,461	103
			Starwood Hotels & Resorts Worldwide Inc	1,269	104
Home Builders - 0.03%			Wyndham Worldwide Corp	872	62
DR Horton Inc	1,165	35	Wynn Resorts Ltd	501	44
Lennar Corp - A Shares	513	23			$1,528
Lennar Corp - B Shares	172	6	Machinery - Construction & Mining - 0.19%

NVR Inc(a)	33	55	Babcock & Wilcox Enterprises Inc (a)	307	7
Thor Industries Inc	441	28

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Machinery - Construction & Mining (continued)			Oil & Gas Services - 0.43%
Caterpillar Inc	13,465	$1,046	FMC Technologies Inc (a)	1,043	$32
		$1,053	Halliburton Co	55,105	2,276
			Oceaneering International Inc	130	5
Machinery - Diversified - 0.76%			Schlumberger Ltd	1,116	89
BWX Technologies Inc	357	12	Targa Resources Corp	542	22
Cognex Corp	645	23			$2,424
Cummins Inc	1,207	141
Deere & Co	10,193	857	Packaging & Containers - 0.05%
Flowserve Corp	471	23	Ball Corp	988	71
Graco Inc	448	35	Bemis Co Inc	121	6
IDEX Corp	561	46	Crown Holdings Inc (a)	464	25
Nordson Corp	453	35	Graphic Packaging Holding Co	1,482	20
Rockwell Automation Inc	994	113	Owens-Illinois Inc (a)	99	2
Roper Technologies Inc	197	35	Packaging Corp of America	713	46
Wabtec Corp/DE	35,306	2,928	Sealed Air Corp	1,401	66
		$4,248	Silgan Holdings Inc	336	17
			WestRock Co	221	9
Media - 5.11%
AMC Networks Inc (a)	491	32			$262
CBS Corp	2,373	133	Pharmaceuticals - 6.88%
Comcast Corp - Class A	249,003	15,130	AbbVie Inc	45,910	2,801
Discovery Communications Inc - A Shares (a)	1,180	32	Agios Pharmaceuticals Inc (a)	160	8
Discovery Communications Inc - C Shares (a)	1,815	49	Alkermes PLC (a)	852	34
DISH Network Corp (a)	1,083	53	Allergan plc (a)	4,287	928
FactSet Research Systems Inc	319	48	AmerisourceBergen Corp	2,006	171
Scripps Networks Interactive Inc	742	46	Baxalta Inc	2,396	100
Sirius XM Holdings Inc (a)	359,453	1,420	Bristol-Myers Squibb Co	80,490	5,810
Starz (a)	775	21	Cardinal Health Inc	38,843	3,048
Time Warner Cable Inc	1,458	309	Eli Lilly & Co	5,047	381
Time Warner Inc	2,190	164	Endo International PLC (a)	649	17
Twenty-First Century Fox Inc - A Shares	3,918	119	Express Scripts Holding Co (a)	61,513	4,535
Twenty-First Century Fox Inc - B Shares	2,492	75	Herbalife Ltd (a)	474	27
Viacom Inc - A Shares	227	10	Jazz Pharmaceuticals PLC (a)	454	68
Viacom Inc - B Shares	2,615	107	Johnson & Johnson	77,757	8,715
Walt Disney Co/The	105,105	10,853	Mallinckrodt PLC (a)	362	23
		$28,601	McKesson Corp	27,615	4,634
			Mead Johnson Nutrition Co	11,381	992
Metal Fabrication & Hardware - 0.00%			Merck & Co Inc	3,055	167
Valmont Industries Inc	57	8	Mylan NV (a)	3,230	135
			OPKO Health Inc (a)	2,033	22
Mining - 0.00%			Perrigo Co PLC	13,614	1,316
Compass Minerals International Inc	260	19	Premier Inc (a)	408	14
Royal Gold Inc	26	2	Quintiles Transnational Holdings Inc (a)	602	42
Tahoe Resources Inc	221	3	Teva Pharmaceutical Industries Ltd ADR	32,426	1,766
		$24	VCA Inc (a)	22,727	1,431
			Zoetis Inc	27,864	1,311
Miscellaneous Manufacturers - 1.85%					$38,496
3M Co	51,501	8,620
AptarGroup Inc	109	8	Pipelines - 0.02%
Carlisle Cos Inc	154	16	ONEOK Inc	643	23
Donaldson Co Inc	988	32	Williams Cos Inc/The	5,257	102
Illinois Tool Works Inc	1,544	161			$125
Ingersoll-Rand PLC	94	6
			Real Estate - 0.02%
Parker-Hannifin Corp	12,679	1,472	CBRE Group Inc (a)	2,029	60
Textron Inc	560	22
			Jones Lang LaSalle Inc	242	28
		$10,337	Realogy Holdings Corp (a)	466	17
Office & Business Equipment - 0.00%					$105
Pitney Bowes Inc	700	15
			REITS - 0.89%
			American Tower Corp	3,366	353
Oil & Gas - 0.44%			Boston Properties Inc	726	93
Cabot Oil & Gas Corp	3,218	75	Columbia Property Trust Inc	163	4
Concho Resources Inc (a)	19,762	2,296	Crown Castle International Corp	2,826	245
Continental Resources Inc/OK (a)	195	7	DigitalRealtyTrust Inc	638	56
CVR Energy Inc	40	1	Empire State Realty Trust Inc	625	12
EOG Resources Inc	234	19	Equinix Inc	353	117
HollyFrontier Corp	190	7	Equity LifeStyle Properties Inc	665	45
Marathon Petroleum Corp	367	14	Extra Space Storage Inc	921	78
Memorial Resource Development Corp (a)	671	9	Federal Realty Investment Trust	518	79
Murphy USA Inc (a)	114	7	Healthcare Trust of America Inc	268	8
Range Resources Corp	83	4	Lamar Advertising Co	641	40
Tesoro Corp	57	4	Omega Healthcare Investors Inc	412	14
		$2,443	Post Properties Inc	222	13
			Public Storage	1,144	280

See accompanying notes			258

Schedule of Investments
LargeCap Growth Fund II
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

REITS (continued)			Semiconductors (continued)
Simon Property Group Inc	16,646	$3,348	NXP Semiconductors NV (a)	10,943	$933
Tanger Factory Outlet Centers Inc	823	29	ON Semiconductor Corp (a)	2,996	28
Taubman Centers Inc	200	14	Qorvo Inc (a)	997	45
Welltower Inc	1,655	115	QUALCOMM Inc	1,165	59
Weyerhaeuser Co	818	26	Skyworks Solutions Inc	1,376	92
		$4,969	Texas Instruments Inc	5,367	306
			Xilinx Inc	44,449	1,915
Retail - 13.45%					$7,143
Advance Auto Parts Inc	544	85
AutoNation Inc (a)	518	26	Shipbuilding - 0.01%
AutoZone Inc (a)	8,042	6,154	Huntington Ingalls Industries Inc	384	56
Bed Bath & Beyond Inc	1,345	63
Brinker International Inc	566	26
Cabela's Inc (a)	88	5	Software - 7.60%
			Adobe Systems Inc (a)	28,456	2,681
CarMax Inc (a)	1,366	72
			Akamai Technologies Inc (a)	1,282	65
Coach Inc	33,787	1,361	Allscripts Healthcare Solutions Inc (a)	711	10
Copart Inc (a)	926	40
			ANSYS Inc (a)	176	16
Costco Wholesale Corp	44,140	6,538	athenahealth Inc (a)	289	39
CST Brands Inc	544	21	Atlassian Corp PLC (a)	255	6
CVS Health Corp	71,705	7,207	Autodesk Inc (a)	1,198	72
Darden Restaurants Inc	290	18	Black Knight Financial Services Inc (a)	248	8
Dick's Sporting Goods Inc	598	28
			Broadridge Financial Solutions Inc	929	56
Dillard's Inc	103	7
			CDK Global Inc	1,194	57
Dollar General Corp	3,357	275	Cerner Corp (a)	34,212	1,920
Dollar Tree Inc (a)	120,814	9,630
			Citrix Systems Inc (a)	51,732	4,234
Domino's Pizza Inc	401	48	Electronic Arts Inc (a)	20,406	1,262
DSW Inc	292	7
			Fidelity National Information Services Inc	623	41
Foot Locker Inc	957	59	First Data Corp (a)	1,276	15
Gap Inc/The	1,835	43	Fiserv Inc (a)	32,421	3,168
Genuine Parts Co	1,070	103	IMS Health Holdings Inc (a)	1,110	30
GNC Holdings Inc	704	17	Inovalon Holdings Inc (a)	362	6
Home Depot Inc/The	66,746	8,937
			Intuit Inc	1,326	134
L Brands Inc	1,281	100
Liberty Interactive Corp QVC Group (a)	1,777	47	Jack Henry & Associates Inc	639	52
			Microsoft Corp	312,261	15,572
Lowe's Cos Inc	8,213	624
lululemon athletica Inc (a)	813	53	MSCI Inc	769	58
			NetSuite Inc (a)	299	24
Macy's Inc	1,743	69
			Oracle Corp	240,875	9,601
McDonald's Corp	66,330	8,390
Michaels Cos Inc/The (a)	681	19	Paychex Inc	4,215	220
			PTC Inc (a)	897	33
MSC Industrial Direct Co Inc	185	14	Rackspace Hosting Inc (a)	966	22
Nu Skin Enterprises Inc	290	12	Red Hat Inc (a)	1,358	100
O'Reilly Automotive Inc (a)	25,640	6,735
			salesforce.com Inc (a)	23,475	1,779
Panera Bread Co (a)	189	41
			ServiceNow Inc (a)	15,187	1,086
Penske Automotive Group Inc	226	9
			SS&C Technologies Holdings Inc	561	34
Ross Stores Inc	49,766	2,825	Tableau Software Inc (a)	390	20
Sally Beauty Holdings Inc (a)	1,233	39
			Ultimate Software Group Inc/The (a)	211	41
Signet Jewelers Ltd	580	63	Veeva Systems Inc (a)	621	17
Starbucks Corp	51,513	2,897	VMware Inc (a)	659	37
Target Corp	1,850	147	Workday Inc (a)	745	56
Tiffany & Co	674	48
TJX Cos Inc/The	141,504	10,729			$42,572
Tractor Supply Co	1,019	96	Telecommunications - 2.84%
Ulta Salon Cosmetics & Fragrance Inc (a)	471	98	Arista Networks Inc (a)	286	19
Urban Outfitters Inc (a)	882	27	ARRIS International PLC (a)	590	13
Vista Outdoor Inc (a)	150	7	AT&T Inc	54,548	2,117
Walgreens Boots Alliance Inc	2,149	170	Cisco Systems Inc	19,564	538
Williams-Sonoma Inc	18,412	1,082	Juniper Networks Inc	673	16
World Fuel Services Corp	98	5	Level 3 Communications Inc (a)	238	13
Yum! Brands Inc	2,108	168	Motorola Solutions Inc	1,313	99
		$75,284	Verizon Communications Inc	256,616	13,072
			Zayo Group Holdings Inc (a)	843	22
Semiconductors - 1.28%
					$15,909
Analog Devices Inc	1,486	84
Applied Materials Inc	3,469	71	Textiles - 0.01%
ASML Holding NV - NY Reg Shares	8,923	862	Mohawk Industries Inc (a)	325	63
Broadcom Ltd	1,369	200
Intel Corp	5,616	170
IPG Photonics Corp (a)	284	25	Toys, Games & Hobbies - 0.01%
KLA-Tencor Corp	1,201	84	Hasbro Inc	719	61
Lam Research Corp	849	65
Linear Technology Corp	1,803	80	Transportation - 1.70%
Maxim Integrated Products Inc	57,071	2,038	CH Robinson Worldwide Inc	1,113	79
Microchip Technology Inc	1,630	79	CSX Corp	2,368	65
Micron Technology Inc (a)	697	7	Expeditors International of Washington Inc	88,558	4,393

See accompanying notes			259

		Schedule of Investments
LargeCap Growth Fund II
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)

Transportation (continued)
FedEx Corp	10,713	$1,769
Genesee & Wyoming Inc (a)	161	10
JB Hunt Transport Services Inc	709	59
Landstar System Inc	395	26
Old Dominion Freight Line Inc (a)	549	36
Teekay Corp	156	2
Union Pacific Corp	31,078	2,711
United Parcel Service Inc	3,618	380
		$9,530

Trucking & Leasing - 0.00%
AMERCO	37	13

TOTAL COMMON STOCKS		$544,880
INVESTMENT COMPANIES - 2.96%	Shares Held Value (000's)

Publicly Traded Investment Fund - 2.96%
Cash Account Trust - Government & Agency	173,032	173
Portfolio - Government Cash Managed
First American Government Obligations Fund	9,842,691	9,843
Morgan Stanley Institutional Liquidity Funds -	6,558,002	6,558
Government Portfolio
		$16,574
TOTAL INVESTMENT COMPANIES		$16,574
Total Investments		$561,454
Other Assets and Liabilities - (0.28)%		$(1,567)
TOTAL NET ASSETS - 100.00%		$559,887

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		28.79%
Communications		18.28%
Consumer, Cyclical		15.79%
Technology		15.18%
Industrial		8.68%
Financial		6.68%
Basic Materials		3.02%
Exchange Traded Funds		2.96%
Energy		0.89%
Utilities		0.01%
Diversified		0.00%
Other Assets and Liabilities		(0.28)%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; June 2016	Long	166	$17,124	$17,091	$(33)
Total					$(33)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2016 (unaudited)

COMMON STOCKS - 99.61%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.16%			Banks (continued)
Interpublic Group of Cos Inc/The	106,784	$2,449	Zions Bancorporation	54,306	$1,494
Omnicom Group Inc	63,622	5,279			$326,509
		$7,728
			Beverages - 2.36%
Aerospace & Defense - 2.06%			Brown-Forman Corp - B Shares	26,687	2,570
Boeing Co/The	165,370	22,292	Coca-Cola Co/The	1,034,717	46,355
General Dynamics Corp	77,670	10,914	Coca-Cola Enterprises Inc	55,539	2,915
Harris Corp	33,101	2,648	Constellation Brands Inc	46,706	7,289
L-3 Communications Holdings Inc	20,664	2,718	Dr Pepper Snapple Group Inc	49,750	4,523
Lockheed Martin Corp	69,764	16,212	Molson Coors Brewing Co	48,814	4,668
Northrop Grumman Corp	48,048	9,910	Monster Beverage Corp (a)	39,874	5,751
Raytheon Co	79,398	10,032	PepsiCo Inc	383,825	39,519
Rockwell Collins Inc	34,821	3,071			$113,590
United Technologies Corp	206,564	21,559
			Biotechnology - 2.65%
		$99,356	Alexion Pharmaceuticals Inc (a)	59,825	8,333
Agriculture - 1.87%			Amgen Inc	199,715	31,615
Altria Group Inc	519,923	32,604	Biogen Inc (a)	58,068	15,968
Archer-Daniels-Midland Co	158,088	6,314	Celgene Corp (a)	207,569	21,465
Philip Morris International Inc	411,424	40,369	Gilead Sciences Inc	362,962	32,017
Reynolds American Inc	219,835	10,904	Illumina Inc (a)	39,035	5,269
		$90,191	Regeneron Pharmaceuticals Inc (a)	20,733	7,810
			Vertex Pharmaceuticals Inc (a)	65,428	5,518
Airlines - 0.54%					$127,995
American Airlines Group Inc	160,129	5,555
Delta Air Lines Inc	206,731	8,614	Building Materials - 0.20%
Southwest Airlines Co	169,437	7,559	Martin Marietta Materials Inc	17,082	2,891
United Continental Holdings Inc (a)	95,460	4,373	Masco Corp	88,674	2,723
		$26,101	Vulcan Materials Co	35,365	3,806
					$9,420
Apparel - 0.78%
Hanesbrands Inc	104,007	3,019	Chemicals - 2.11%
Michael Kors Holdings Ltd (a)	47,647	2,461	Air Products & Chemicals Inc	51,538	7,519
NIKE Inc	358,461	21,128	Airgas Inc	17,309	2,466
Ralph Lauren Corp	15,437	1,439	CF Industries Holdings Inc	61,894	2,047
Under Armour Inc (a)	48,236	2,120	Dow Chemical Co/The	296,646	15,607
Under Armour Inc (a)	48,236	1,968	Eastman Chemical Co	39,251	2,998
VF Corp	90,174	5,685	Ecolab Inc	70,742	8,134
		$37,820	EI du Pont de Nemours & Co	231,472	15,256
			FMC Corp	35,491	1,535
Automobile Manufacturers - 0.65%			International Flavors & Fragrances Inc	21,208	2,534
Ford Motor Co	1,035,279	14,038	LyondellBasell Industries NV	91,815	7,590
General Motors Co	373,223	11,869	Monsanto Co	116,935	10,954
PACCAR Inc	93,302	5,496	Mosaic Co/The	93,609	2,620
		$31,403	PPG Industries Inc	70,839	7,820
Automobile Parts & Equipment - 0.35%			Praxair Inc	75,637	8,884
BorgWarner Inc	58,059	2,086	Sherwin-Williams Co/The	20,826	5,984
Delphi Automotive PLC	73,698	5,426			$101,948
Goodyear Tire & Rubber Co/The	70,912	2,054	Commercial Services - 1.31%
Johnson Controls Inc	172,137	7,127	ADT Corp/The	43,900	1,843
		$16,693	Automatic Data Processing Inc	121,474	10,743
Banks - 6.77%			Cintas Corp	23,258	2,088
Bank of America Corp	2,741,943	39,923	Equifax Inc	31,522	3,791
Bank of New York Mellon Corp/The	285,676	11,495	Global Payments Inc	40,873	2,950
BB&T Corp	215,406	7,621	H&R Block Inc	62,655	1,268
Capital One Financial Corp	140,044	10,138	Moody's Corp	45,027	4,310
Citigroup Inc	782,865	36,231	Nielsen Holdings PLC	96,096	5,010
			PayPal Holdings Inc (a)	295,457	11,576
Citizens Financial Group Inc	140,159	3,203	Quanta Services Inc (a)	42,429	1,006
Comerica Inc	46,438	2,062
Fifth Third Bancorp	207,984	3,808	Robert Half International Inc	34,828	1,334
Goldman Sachs Group Inc/The	104,303	17,117	S&P Global Inc	70,449	7,528
Huntington Bancshares Inc/OH	211,116	2,124	Total System Services Inc	44,748	2,288
			United Rentals Inc (a)	24,156	1,617
JPMorgan Chase & Co	974,629	61,596	Verisk Analytics Inc (a)	41,051	3,185
KeyCorp	221,892	2,727
M&T Bank Corp	42,247	4,999	Western Union Co/The	133,281	2,666
Morgan Stanley	405,672	10,977			$63,203
Northern Trust Corp	57,157	4,063	Computers - 4.96%
PNC Financial Services Group Inc/The	133,067	11,681	Accenture PLC - Class A	166,740	18,828
Regions Financial Corp	341,979	3,208	Apple Inc	1,472,349	138,018
State Street Corp	106,223	6,618	Cognizant Technology Solutions Corp (a)	161,750	9,441
SunTrust Banks Inc	134,101	5,597	CSRA Inc	36,186	939
US Bancorp	433,659	18,513	EMC Corp/MA	517,033	13,500
Wells Fargo & Co	1,226,777	61,314	Hewlett Packard Enterprise Co	455,828	7,594
			HP Inc	458,509	5,626
See accompanying notes			261

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Electrical Components & Equipment - 0.26%
International Business Machines Corp	234,746	$34,259	AMETEK Inc	62,546	$3,008
NetApp Inc	76,765	1,815	Emerson Electric Co	170,777	9,329
SanDisk Corp	53,378	4,010			$12,337
Seagate Technology PLC	78,714	1,714
Teradata Corp (a)	35,317	894	Electronics - 1.15%
Western Digital Corp	61,811	2,526	Agilent Technologies Inc	87,038	3,562
		$239,164	Allegion PLC	25,518	1,670
			Amphenol Corp	81,798	4,567
Consumer Products - 0.44%			Corning Inc	295,510	5,517
Avery Dennison Corp	23,748	1,724	FLIR Systems Inc	36,528	1,104
Church & Dwight Co Inc	34,448	3,193	Garmin Ltd	31,235	1,332
Clorox Co/The	34,374	4,305	Honeywell International Inc	204,291	23,344
Kimberly-Clark Corp	95,836	11,998	PerkinElmer Inc	29,154	1,470
		$21,220	TE Connectivity Ltd	98,167	5,839
			Tyco International Plc	112,756	4,343
Cosmetics & Personal Care - 1.64%			Waters Corp (a)	21,576	2,808
Colgate-Palmolive Co	237,064	16,813			$55,556
Estee Lauder Cos Inc/The	58,929	5,649
Procter & Gamble Co/The	704,381	56,435	Energy - Alternate Sources - 0.02%
		$78,897	First Solar Inc (a)	20,268	1,132

Distribution & Wholesale - 0.15%
Fastenal Co	76,616	3,585	Engineering & Construction - 0.07%
WW Grainger Inc	15,080	3,536	Fluor Corp	36,889	2,016
		$7,121	Jacobs Engineering Group Inc (a)	32,539	1,451
					$3,467
Diversified Financial Services - 3.25%
Affiliated Managers Group Inc (a)	14,337	2,442	Environmental Control - 0.24%
Alliance Data Systems Corp (a)	15,736	3,199	Republic Services Inc	63,189	2,974
American Express Co	217,599	14,238	Stericycle Inc (a)	22,567	2,157
Ameriprise Financial Inc	44,869	4,303	Waste Management Inc	110,057	6,470
BlackRock Inc	33,521	11,945			$11,601
Charles Schwab Corp/The	319,101	9,066
			Food- 1.86%
CME Group Inc/IL	89,864	8,259
			Campbell Soup Co	47,750	2,947
Discover Financial Services	109,989	6,189
E*TRADE Financial Corp (a)	75,072	1,890	ConAgra Foods Inc	115,282	5,137
			General Mills Inc	157,561	9,665
Franklin Resources Inc	99,146	3,702
			Hershey Co/The	38,086	3,546
Intercontinental Exchange Inc	31,570	7,578
			Hormel Foods Corp	71,766	2,766
Invesco Ltd	110,578	3,429
			JM Smucker Co/The	31,781	4,035
Legg Mason Inc	28,601	918
			Kellogg Co	66,967	5,144
MasterCard Inc	260,378	25,254
			Kraft Heinz Co/The	157,892	12,327
Nasdaq Inc	30,464	1,880
			Kroger Co/The	258,835	9,160
Navient Corp	91,034	1,244
Synchrony Financial (a)	221,421	6,769	McCormick & Co Inc/MD	30,636	2,873
			Mondelez International Inc	416,606	17,897
T Rowe Price Group Inc	65,903	4,962
			Sysco Corp	139,433	6,424
Visa Inc	509,620	39,363
			Tyson Foods Inc	77,830	5,123
		$156,630	Whole Foods Market Inc	86,200	2,507
Electric - 2.98%					$89,551
AES Corp/VA	175,190	1,955
			Forest Products & Paper - 0.10%
Ameren Corp	64,431	3,093
			International Paper Co	109,181	4,724
American Electric Power Co Inc	130,397	8,280
CMS Energy Corp	73,600	2,994
Consolidated Edison Inc	77,961	5,816	Gas- 0.27%
Dominion Resources Inc/VA	158,377	11,319	AGL Resources Inc	31,967	2,106
DTE Energy Co	47,659	4,249	CenterPoint Energy Inc	114,257	2,451
Duke Energy Corp	182,797	14,401	NiSource Inc	84,906	1,928
Edison International	86,518	6,118	Sempra Energy	62,615	6,471
Entergy Corp	47,398	3,563			$12,956
Eversource Energy	84,229	4,754
Exelon Corp	244,283	8,572	Hand & Machine Tools - 0.14%
FirstEnergy Corp	112,499	3,666	Snap-on Inc	15,426	2,457
NextEra Energy Inc	122,311	14,381	Stanley Black &Decker Inc	40,452	4,527
NRG Energy Inc	83,618	1,263			$6,984
PG&E Corp	130,869	7,617	Healthcare - Products - 3.07%
Pinnacle West Capital Corp	29,477	2,142	Abbott Laboratories	391,215	15,218
PPL Corp	178,940	6,735	Baxter International Inc	145,485	6,433
Public Service Enterprise Group Inc	134,482	6,204	Becton Dickinson and Co	56,247	9,070
SCANA Corp	37,951	2,607	Boston Scientific Corp (a)	358,049	7,849
Southern Co/The	242,404	12,144	CR Bard Inc	19,580	4,154
TECO Energy Inc	62,535	1,737	Danaher Corp	158,750	15,359
WEC Energy Group Inc	83,820	4,879	DENTSPLY SIRONA Inc	64,069	3,819
Xcel Energy Inc	134,779	5,395	Edwards Lifesciences Corp (a)	56,985	6,052
		$143,884	Henry Schein Inc (a)	21,759	3,671
			Hologic Inc (a)	65,530	2,201

See accompanying notes			262

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Products (continued)			Internet (continued)
Intuitive Surgical Inc (a)	9,926	$6,217	Priceline Group Inc/The (a)	13,175	$17,703
Medtronic PLC	373,400	29,555	Symantec Corp	173,196	2,883
Patterson Cos Inc	22,178	962	TripAdvisor Inc (a)	30,251	1,954
St Jude Medical Inc	75,313	5,739	VeriSign Inc (a)	25,580	2,210
Stryker Corp	83,197	9,069	Yahoo! Inc (a)	231,309	8,466
Thermo Fisher Scientific Inc	105,226	15,179			$305,003
Varian Medical Systems Inc (a)	25,360	2,059
Zimmer Biomet Holdings Inc	47,519	5,501	Iron & Steel - 0.09%
		$148,107	Nucor Corp	84,428	4,203

Healthcare - Services - 1.91%
			Leisure Products & Services - 0.24%
Aetna Inc	92,835	10,423
			Carnival Corp	119,666	5,870
Anthem Inc	69,401	9,770
Centene Corp (a)	45,100	2,794	Harley-Davidson Inc	48,867	2,337
			Royal Caribbean Cruises Ltd	45,031	3,485
Cigna Corp	67,917	9,409
DaVita HealthCare Partners Inc (a)	44,002	3,252			$11,692
HCA Holdings Inc (a)	81,166	6,544	Lodging - 0.23%
Humana Inc	39,381	6,973	Marriott International Inc/MD	50,483	3,538
Laboratory Corp of America Holdings (a)	27,006	3,384	Starwood Hotels & Resorts Worldwide Inc	44,813	3,669
Quest Diagnostics Inc	37,909	2,850	Wyndham Worldwide Corp	29,876	2,120
UnitedHealth Group Inc	252,448	33,242	Wynn Resorts Ltd	21,615	1,909
Universal Health Services Inc	24,001	3,208			$11,236
		$91,849
			Machinery - Construction & Mining - 0.25%
Holding Companies - Diversified - 0.03%			Caterpillar Inc	154,634	12,018
Leucadia National Corp	88,497	1,476

			Machinery - Diversified - 0.50%
Home Builders - 0.13%			Cummins Inc	43,050	5,038
DR Horton Inc	87,390	2,627	Deere & Co	79,547	6,691
Lennar Corp - A Shares	47,828	2,167	Flowserve Corp	34,539	1,686
PulteGroup Inc	84,370	1,552	Rockwell Automation Inc	34,899	3,960
		$6,346	Roper Technologies Inc	26,837	4,726
			Xylem Inc/NY	47,396	1,980
Home Furnishings - 0.14%
Harman International Industries Inc	18,891	1,450			$24,081
Leggett & Platt Inc	36,033	1,776	Media- 2.98%
Whirlpool Corp	20,509	3,572	Cablevision Systems Corp	59,090	1,973
		$6,798	CBS Corp	112,011	6,263
			Comcast Corp - Class A	646,064	39,255
Housewares - 0.11%			Discovery Communications Inc - A Shares (a)	39,856	1,088
Newell Brands Inc	121,097	5,515	Discovery Communications Inc - C Shares (a)	63,196	1,692
			News Corp - A Shares	100,903	1,253
Insurance - 4.06%			News Corp - B Shares	28,626	371
Aflac Inc	111,530	7,692	Scripps Networks Interactive Inc	25,190	1,571
Allstate Corp/The	100,456	6,535	TEGNA Inc	58,346	1,363
American International Group Inc	305,232	17,038	Time Warner Cable Inc	75,221	15,955
Aon PLC	71,719	7,539	Time Warner Inc	209,823	15,766
Assurant Inc	17,201	1,455	Twenty-First Century Fox Inc - A Shares	297,266	8,995
Berkshire Hathaway Inc - Class B (a)	497,515	72,378	Twenty-First Century Fox Inc - B Shares	114,504	3,449
Chubb Ltd	122,376	14,423	Viacom Inc - B Shares	92,000	3,763
Cincinnati Financial Corp	39,276	2,593	Walt Disney Co/The	398,598	41,159
Hartford Financial Services Group Inc/The	105,336	4,675			$143,916
Lincoln National Corp	63,985	2,780
Loews Corp	71,115	2,822	Mining - 0.28%
Marsh & McLennan Cos Inc	138,410	8,741	Alcoa Inc	349,153	3,900
MetLife Inc	291,217	13,134	Freeport-McMoRan Inc	332,425	4,654
Progressive Corp/The	155,166	5,058	Newmont Mining Corp	140,517	4,914
Prudential Financial Inc	118,434	9,195			$13,468
Torchmark Corp	29,947	1,734	Miscellaneous Manufacturers - 2.84%
Travelers Cos Inc/The	78,330	8,608	3M Co	160,666	26,892
Unum Group	63,427	2,170	Dover Corp	41,162	2,705
Willis Towers Watson PLC	36,691	4,583	Eaton Corp PLC	121,859	7,710
XL Group PLC	77,485	2,536	General Electric Co	2,477,717	76,190
		$195,689	Illinois Tool Works Inc	86,937	9,087
Internet - 6.33%			Ingersoll-Rand PLC	68,205	4,470
Alphabet Inc - A Shares (a)	77,694	54,998	Parker-Hannifin Corp	35,876	4,162
Alphabet Inc - C Shares (a)	78,910	54,685	Pentair PLC	48,446	2,814
Amazon.com Inc (a)	102,525	67,625	Textron Inc	72,009	2,785
eBay Inc (a)	287,961	7,035			$136,815
Expedia Inc	31,464	3,643	Office & Business Equipment - 0.07%
F5 Networks Inc (a)	18,257	1,912
			Pitney Bowes Inc	50,868	1,067
Facebook Inc (a)	609,415	71,655
			Xerox Corp	252,834	2,427
Netflix Inc (a)	113,675	10,234
					$3,494

See accompanying notes			263

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Oil & Gas - 5.75%			Publicly Traded Investment Fund - 0.33%
Anadarko Petroleum Corp	135,014	$7,123	iShares Core S&P 500 ETF	77,069	$15,982
Apache Corp	100,456	5,465
Cabot Oil & Gas Corp	121,636	2,846
Chesapeake Energy Corp (a)	137,399	944	Real Estate - 0.05%
			CBRE Group Inc (a)	77,218	2,288
Chevron Corp	500,067	51,097
Cimarex Energy Co	25,179	2,742
Concho Resources Inc (a)	34,292	3,984	REITS - 2.89%
ConocoPhillips	328,270	15,688	American Tower Corp	112,564	11,806
Devon Energy Corp	135,508	4,699	Apartment Investment & Management Co	41,584	1,666
Diamond Offshore Drilling Inc	17,118	415	AvalonBay Communities Inc	36,380	6,432
EOG Resources Inc	146,019	12,064	Boston Properties Inc	40,785	5,256
EQT Corp	42,400	2,972	Crown Castle International Corp	88,631	7,700
Exxon Mobil Corp	1,102,753	97,483	Equinix Inc	18,296	6,044
Helmerich & Payne Inc	28,682	1,896	Equity Residential	96,962	6,600
Hess Corp	70,317	4,192	Essex Property Trust Inc	17,369	3,829
Marathon Oil Corp	224,025	3,157	Extra Space Storage Inc	33,207	2,821
Marathon Petroleum Corp	140,534	5,492	Federal Realty Investment Trust	18,500	2,813
Murphy Oil Corp	42,942	1,535	General Growth Properties Inc	154,649	4,335
Newfield Exploration Co (a)	52,613	1,907	HCP Inc	123,620	4,182
Noble Energy Inc	113,878	4,112	Host Hotels & Resorts Inc	199,765	3,160
Occidental Petroleum Corp	202,837	15,548	Iron Mountain Inc	51,110	1,867
Phillips 66	124,658	10,236	Kimco Realty Corp	109,859	3,089
Pioneer Natural Resources Co	43,355	7,201	Macerich Co/The	33,665	2,561
Range Resources Corp	45,033	1,986	Prologis Inc	139,352	6,328
Southwestern Energy Co (a)	103,474	1,390	Public Storage	39,109	9,574
Tesoro Corp	31,679	2,525	Realty Income Corp	66,497	3,937
Transocean Ltd	90,888	1,007	Simon Property Group Inc	82,163	16,529
Valero Energy Corp	124,911	7,354	SL Green Realty Corp	26,569	2,792
		$277,060	UDR Inc	70,936	2,477
			Ventas Inc	89,242	5,544
Oil & Gas Services - 1.04%			Vornado Realty Trust	47,071	4,506
Baker Hughes Inc	116,270	5,623	Welltower Inc	94,306	6,547
FMC Technologies Inc (a)	60,254	1,837
			Weyerhaeuser Co	209,621	6,733
Halliburton Co	227,930	9,416
					$139,128
National Oilwell Varco Inc	99,792	3,596
Schlumberger Ltd	369,219	29,663	Retail - 6.82%
		$50,135	Advance Auto Parts Inc	19,470	3,039
			AutoNation Inc (a)	19,646	995
Packaging & Containers - 0.18%			AutoZone Inc (a)	8,021	6,138
Ball Corp	37,631	2,686	Bed Bath & Beyond Inc	43,440	2,051
Owens-Illinois Inc (a)	42,748	789
			Best Buy Co Inc	74,812	2,400
Sealed Air Corp	52,044	2,465	CarMax Inc (a)	51,975	2,752
WestRock Co	67,408	2,821	Chipotle Mexican Grill Inc (a)	7,978	3,359
		$8,761	Coach Inc	73,741	2,970
Pharmaceuticals - 7.02%			Costco Wholesale Corp	116,781	17,299
AbbVie Inc	427,859	26,099	CVS Health Corp	291,701	29,316
Allergan plc (a)	104,808	22,697	Darden Restaurants Inc	30,647	1,908
AmerisourceBergen Corp	51,831	4,411	Dollar General Corp	77,257	6,328
			Dollar Tree Inc (a)	62,349	4,970
Baxalta Inc	180,755	7,583
Bristol-Myers Squibb Co	443,320	31,999	Foot Locker Inc	36,415	2,237
Cardinal Health Inc	87,452	6,861	Gap Inc/The	60,090	1,393
Eli Lilly & Co	258,473	19,522	Genuine Parts Co	39,703	3,810
Endo International PLC (a)	54,284	1,466	Home Depot Inc/The	336,682	45,078
Express Scripts Holding Co (a)	167,893	12,379	Kohl's Corp	50,406	2,233
Johnson & Johnson	732,740	82,126	L Brands Inc	67,635	5,295
Mallinckrodt PLC (a)	29,718	1,858	Lowe's Cos Inc	243,003	18,473
McKesson Corp	60,700	10,187	Macy's Inc	82,399	3,262
Mead Johnson Nutrition Co	49,512	4,315	McDonald's Corp	239,419	30,284
Merck & Co Inc	736,962	40,415	Nordstrom Inc	34,093	1,743
Mylan NV (a)	109,452	4,565	O'Reilly Automotive Inc (a)	25,808	6,779
Perrigo Co PLC	38,876	3,758	PVH Corp	21,760	2,080
Pfizer Inc (b)	1,606,067	52,534	Ross Stores Inc	107,547	6,107
Zoetis Inc	121,457	5,712	Signet Jewelers Ltd	21,119	2,293
		$338,487	Staples Inc	171,479	1,749
			Starbucks Corp	392,505	22,071
Pipelines - 0.47%			Target Corp	159,919	12,714
Columbia Pipeline Group Inc	106,176	2,720	Tiffany & Co	29,620	2,113
Kinder Morgan Inc/DE	485,918	8,630	TJX Cos Inc/The	177,791	13,480
ONEOK Inc	55,762	2,016	Tractor Supply Co	35,514	3,362
Spectra Energy Corp	178,315	5,576	Ulta Salon Cosmetics & Fragrance Inc (a)	16,888	3,517
Williams Cos Inc/The	181,252	3,514	Urban Outfitters Inc (a)	23,054	699
		$22,456	Walgreens Boots Alliance Inc	229,166	18,168
			Wal-Mart Stores Inc	416,624	27,860

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Retail (continued)			Transportation (continued)
Yum! Brands Inc	108,532	$8,635	United Parcel Service Inc	183,275	$19,257
		$328,960			$74,979

Savings & Loans - 0.03%			Water - 0.07%
People's United Financial Inc	82,436	1,278	American Water Works Co Inc	47,269	3,439

			TOTAL COMMON STOCKS		$4,802,546
Semiconductors - 2.61%
Analog Devices Inc	82,324	4,636	INVESTMENT COMPANIES - 0.44%	Shares Held Value (000's)
Applied Materials Inc	300,261	6,146	Publicly Traded Investment Fund - 0.44%
Broadcom Ltd	98,465	14,351	Morgan Stanley Institutional Liquidity Funds -	21,037,442	21,037
Intel Corp	1,254,445	37,985	Government Portfolio
KLA-Tencor Corp	41,336	2,891
Lam Research Corp	42,193	3,224	TOTAL INVESTMENT COMPANIES		$21,037
Linear Technology Corp	63,557	2,827	Total Investments		$4,823,583
Microchip Technology Inc	54,039	2,626	Other Assets and Liabilities - (0.05)%		$(2,400)
Micron Technology Inc (a)	275,493	2,962
			TOTAL NET ASSETS - 100.00%		$4,821,183
NVIDIA Corp	135,721	4,822
Qorvo Inc (a)	34,283	1,544
QUALCOMM Inc	396,963	20,055	(a) Non-Income Producing Security
Skyworks Solutions Inc	50,896	3,401	(b) Security or a portion of the security was pledged to cover margin
Texas Instruments Inc	266,943	15,226	requirements for futures contracts. At the end of the period, the value of
Xilinx Inc	67,857	2,923	these securities totaled $13,745 or 0.29% of net assets.
		$125,619

Software - 4.47%
Activision Blizzard Inc	134,671	4,642	Portfolio Summary (unaudited)
Adobe Systems Inc (a)	132,330	12,468
			Sector		Percent
Akamai Technologies Inc (a)	46,934	2,393
Autodesk Inc (a)	59,833	3,579	Consumer, Non-cyclical		24.22%
			Financial		17.05%
CA Inc	78,575	2,331	Communications		13.01%
Cerner Corp (a)	80,358	4,511
Citrix Systems Inc (a)	40,888	3,346	Technology		12.02%
			Consumer, Cyclical		10.32%
Dun & Bradstreet Corp/The	9,605	1,060	Industrial		9.45%
Electronic Arts Inc (a)	82,136	5,080
			Energy		7.28%
Fidelity National Information Services Inc	73,315	4,824	Utilities		3.32%
Fiserv Inc (a)	59,200	5,785
			Basic Materials		2.58%
Intuit Inc	68,198	6,881	Exchange Traded Funds		0.77%
Microsoft Corp	2,100,294	104,742	Diversified		0.03%
Oracle Corp	836,717	33,352	Other Assets and Liabilities		(0.05)%
Paychex Inc	85,304	4,446
Red Hat Inc (a)	48,495	3,558	TOTAL NET ASSETS		100.00%
salesforce.com Inc (a)	167,466	12,694
		$215,692

Telecommunications - 3.54%
AT&T Inc	1,633,437	63,410
CenturyLink Inc	144,418	4,470
Cisco Systems Inc	1,336,266	36,734
Frontier Communications Corp	310,206	1,725
Juniper Networks Inc	93,471	2,187
Level 3 Communications Inc (a)	76,753	4,011
Motorola Solutions Inc	42,128	3,167
Verizon Communications Inc	1,081,797	55,107
		$170,811

Textiles - 0.07%
Mohawk Industries Inc (a)	16,889	3,253

Toys, Games & Hobbies - 0.11%
Hasbro Inc	29,825	2,524
Mattel Inc	90,287	2,807
		$5,331

Transportation - 1.56%
CH Robinson Worldwide Inc	38,037	2,699
CSX Corp	255,761	6,975
Expeditors International of Washington Inc	48,356	2,399
FedEx Corp	68,065	11,238
JB Hunt Transport Services Inc	23,657	1,961
Kansas City Southern	28,811	2,730
Norfolk Southern Corp	79,185	7,135
Ryder System Inc	14,205	979
Union Pacific Corp	224,762	19,606

See accompanying notes

		Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2016 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; June 2016	Long	190	$19,642	$19,561	$(81)
Total					$(81)
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap Value Fund
April 30, 2016 (unaudited)

COMMON STOCKS - 99.27%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 1.07%			Insurance - 10.13%
General Dynamics Corp	172,300	$24,212	Aflac Inc	804,500	$55,487
			Assured Guaranty Ltd	474,800	12,283
			Berkshire Hathaway Inc - Class B (a)	159,190	23,159
Agriculture - 1.01%			Everest Re Group Ltd	235,650	43,572
Altria Group Inc	365,900	22,946	Lincoln National Corp	354,200	15,390
			Travelers Cos Inc/The	467,700	51,400
Airlines - 0.63%			Unum Group	836,870	28,629
Delta Air Lines Inc	345,400	14,393			$229,920

			Machinery - Diversified - 0.63%
Automobile Manufacturers - 1.04%			BWX Technologies Inc	428,650	14,313
Ford Motor Co	1,732,100	23,487

			Miscellaneous Manufacturers - 1.69%
Automobile Parts & Equipment - 1.05%			General Electric Co	1,249,300	38,416
Goodyear Tire & Rubber Co/The	822,000	23,813

			Office & Business Equipment - 0.36%
Banks - 13.24%			Xerox Corp	845,400	8,116
Bank of America Corp	2,321,400	33,800
Citigroup Inc	691,900	32,021
			Oil & Gas - 11.99%
JPMorgan Chase & Co	1,787,300	112,957
			Chevron Corp	196,860	20,115
SunTrust Banks Inc	1,174,600	49,028
			Exxon Mobil Corp	1,039,000	91,847
Wells Fargo & Co	1,454,000	72,671
			Helmerich & Payne Inc	475,040	31,410
		$300,477	Murphy Oil Corp	1,885,000	67,370
Biotechnology - 1.23%			Newfield Exploration Co (a)	352,100	12,764
Amgen Inc	176,800	27,987	Tesoro Corp	297,900	23,740
			Valero Energy Corp	424,300	24,978
					$272,224
Building Materials - 1.89%
Owens Corning	928,800	42,790	Oil & Gas Services - 0.67%
			Schlumberger Ltd	190,100	15,273

Chemicals - 3.90%
Cabot Corp	366,800	17,896	Pharmaceuticals - 5.71%
Dow Chemical Co/The	1,342,200	70,613	Cardinal Health Inc	704,870	55,304
		$88,509	Johnson & Johnson	355,200	39,811
			Pfizer Inc	1,056,200	34,548
Computers - 0.85%					$129,663
Amdocs Ltd	340,100	19,229
			Pipelines - 0.36%
			ONEOK Inc	227,000	8,206
Cosmetics & Personal Care - 1.07%
Procter & Gamble Co/The	303,000	24,276
			REITS - 4.90%
			Equity Residential	227,300	15,472
Diversified Financial Services - 3.14%
			Kimco Realty Corp	871,500	24,507
CME Group Inc/IL	195,600	17,978
CoreLogic Inc/United States (a)	483,900	17,169	Public Storage	177,260	43,395
Synchrony Financial (a)	1,181,600	36,121	Regency Centers Corp	97,210	7,164
			Simon Property Group Inc	102,900	20,701
		$71,268
					$111,239
Electric - 5.00%
			Retail - 7.30%
Entergy Corp	809,600	60,866
			CVS Health Corp	130,900	13,155
Exelon Corp	544,200	19,096
			Darden Restaurants Inc	215,400	13,409
FirstEnergy Corp	1,031,300	33,610
			Target Corp	714,900	56,835
		$113,572	Wal-Mart Stores Inc	948,400	63,419
Engineering & Construction - 1.65%			World Fuel Services Corp	402,800	18,823
Fluor Corp	683,100	37,338			$165,641

			Semiconductors - 2.81%
Food - 3.09%			Intel Corp	2,102,100	63,652
Ingredion Inc	143,100	16,469
Kroger Co/The	824,300	29,172
Tyson Foods Inc (b)	371,300	24,439	Software - 2.52%
			Microsoft Corp	925,300	46,145
		$70,080	Nuance Communications Inc (a)	647,700	11,127
Gas - 1.15%					$57,272
CenterPoint Energy Inc	1,220,000	26,169
			Telecommunications - 5.93%
			AT&T Inc	1,071,700	41,603
Healthcare - Services - 3.26%			Cisco Systems Inc	3,381,500	92,958
Aetna Inc	110,220	12,374			$134,561
Anthem Inc	340,970	47,998	TOTAL COMMON STOCKS		$2,253,030
UnitedHealth Group Inc	103,400	13,616
		$73,988

See accompanying notes

		Schedule of Investments
		LargeCap Value Fund
		April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 0.46%	Shares Held Value (000's)

Publicly Traded Investment Fund - 0.46%
Goldman Sachs Financial Square Funds -	10,460,457	$10,460
Government Fund

TOTAL INVESTMENT COMPANIES		$10,460
Total Investments		$2,263,490
Other Assets and Liabilities - 0.27%		$6,064
TOTAL NET ASSETS - 100.00%		$2,269,554

(a)	Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $13,164 or 0.58% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Financial	31.41%
Consumer, Non-cyclical	15.37%
Energy	13.03%
Consumer, Cyclical	10.02%
Industrial	6.93%
Technology	6.53%
Utilities	6.15%
Communications	5.93%
Basic Materials	3.90%
Exchange Traded Funds	0.46%
Other Assets and Liabilities	0.27%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
April 30, 2016 (unaudited)

COMMON STOCKS - 96.82%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 6.09%			Banks (continued)
Boeing Co/The	69,600	$9,382	Wells Fargo & Co	915,617	$45,763
General Dynamics Corp	250,660	35,223			$235,875
Harris Corp	3,428	274
			Beverages - 0.65%
L-3 Communications Holdings Inc	2,742	361
			Brown-Forman Corp - A Shares	126	13
Lockheed Martin Corp	3,309	769
			Brown-Forman Corp - B Shares	326	31
Northrop Grumman Corp	5,023	1,036
			Molson Coors Brewing Co	3,631	347
Orbital ATK Inc	2,094	182
			PepsiCo Inc	106,765	10,993
Raytheon Co	131,467	16,611
Spirit AeroSystems Holdings Inc (a)	824	39			$11,384
Triumph Group Inc	1,635	59	Biotechnology - 0.01%
United Technologies Corp	413,582	43,165	Alnylam Pharmaceuticals Inc (a)	427	28
		$107,101	Bio-Rad Laboratories Inc (a)	739	105
					$133
Agriculture - 2.92%
Altria Group Inc	331,818	20,809	Building Materials - 1.21%
Archer-Daniels-Midland Co	14,230	568	CRH PLC ADR	696,139	20,265
Bunge Ltd	4,532	283	Fortune Brands Home & Security Inc	3,512	194
Philip Morris International Inc	301,368	29,570	Martin Marietta Materials Inc	1,828	309
		$51,230	Owens Corning	4,075	188
			Vulcan Materials Co	2,657	286
Airlines - 0.01%
					$21,242
Copa Holdings SA	1,056	67
JetBlue Airways Corp (a)	7,051	140	Chemicals - 2.45%
		$207	Air Products & Chemicals Inc	188,028	27,432
			Airgas Inc	1,697	242
Apparel - 0.62%
			Albemarle Corp	3,558	235
Ralph Lauren Corp	1,921	179
			Ashland Inc	1,812	202
VF Corp	169,300	10,674
			Cabot Corp	2,196	107
		$10,853	Celanese Corp	4,573	323
Automobile Manufacturers - 0.53%			Dow Chemical Co/The	34,023	1,790
Ford Motor Co	541,955	7,349	Eastman Chemical Co	3,640	278
General Motors Co	56,027	1,782	EI du Pont de Nemours & Co	11,138	734
PACCAR Inc	3,452	203	FMC Corp	1,257	54
		$9,334	Huntsman Corp	3,011	47
			Mosaic Co/The	11,100	311
Automobile Parts & Equipment - 1.53%			Platform Specialty Products Corp (a)	3,622	37
Allison Transmission Holdings Inc	3,021	87	Praxair Inc	1,096	129
Goodyear Tire & Rubber Co/The	9,081	263	Sherwin-Williams Co/The	38,340	11,016
Johnson Controls Inc	637,561	26,395	Westlake Chemical Corp	1,425	72
Lear Corp	772	89			$43,009
		$26,834
			Coal- 0.01%
Banks - 13.42%			CONSOL Energy Inc	7,942	120
Associated Banc-Corp	5,701	104
Bank of America Corp	2,434,337	35,444
Bank of Hawaii Corp	1,812	124	Commercial Services - 1.30%
Bank of New York Mellon Corp/The	22,945	923	Aaron's Inc	2,394	63
BB&T Corp	30,382	1,075	ADT Corp/The	5,824	244
BOK Financial Corp	927	56	Aramark	1,218	41
Capital One Financial Corp	317,030	22,950	Automatic Data Processing Inc	2,125	188
CIT Group Inc	5,591	193	Booz Allen Hamilton Holding Corp	374,604	10,328
Citigroup Inc	472,998	21,890	H&R Block Inc	1,218	25
Citizens Financial Group Inc	10,332	236	KAR Auction Services Inc	3,333	125
Comerica Inc	5,758	256	ManpowerGroup Inc	2,516	194
Cullen/Frost Bankers Inc	1,845	118	Nielsen Holdings PLC	7,353	383
			PayPal Holdings Inc (a)	281,760	11,039
East West Bancorp Inc	5,397	202
			Quanta Services Inc (a)	4,318	102
Fifth Third Bancorp	38,582	706
Goldman Sachs Group Inc/The	13,849	2,273	RR Donnelley & Sons Co	4,120	72
			TransUnion (a)	866	26
Huntington Bancshares Inc/OH	27,695	279
JPMorgan Chase & Co	859,098	54,295			$22,830
KeyCorp	29,014	357	Computers - 2.51%
M&T Bank Corp	3,662	433	Amdocs Ltd	283,057	16,004
Morgan Stanley	48,475	1,312	Apple Inc	100,500	9,421
Northern Trust Corp	5,356	381	Brocade Communications Systems Inc	14,898	143
PacWest Bancorp	4,056	162	CSRA Inc	4,914	128
PNC Financial Services Group Inc/The	284,483	24,972	DST Systems Inc	93,897	11,332
Popular Inc	4,270	127	EMC Corp/MA	62,789	1,639
Regions Financial Corp	45,251	424	Hewlett Packard Enterprise Co	67,499	1,125
State Street Corp	288,547	17,976	HP Inc	67,805	832
SunTrust Banks Inc	22,879	955	IHS Inc (a)	422	52
Synovus Financial Corp	5,060	158	International Business Machines Corp	14,233	2,077
TCF Financial Corp	6,705	91	Leidos Holdings Inc	2,275	113
US Bancorp	38,423	1,640	Lexmark International Inc	2,278	88
			NCR Corp (a)	4,623	134

See accompanying notes			269

Schedule of Investments
LargeCap Value Fund III
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Electric (continued)
NetApp Inc	6,900	$163	SCANA Corp	5,019	$345
SanDisk Corp	4,801	361	Southern Co/The	31,593	1,583
Synopsys Inc (a)	4,933	234	TECO Energy Inc	8,464	235
Teradata Corp (a)	1,796	45	WEC Energy Group Inc	203,648	11,854
Western Digital Corp	7,261	297	Westar Energy Inc	5,152	266
		$44,188	Xcel Energy Inc	20,275	812
					$47,689
Consumer Products - 0.03%
Avery Dennison Corp	387	28	Electrical Components & Equipment - 0.05%
Clorox Co/The	2,776	348	Emerson Electric Co	10,188	556
Kimberly-Clark Corp	1,718	215	Energizer Holdings Inc	1,968	86
		$591	Hubbell Inc	1,742	184
					$826
Cosmetics & Personal Care - 1.13%
Colgate-Palmolive Co	179,535	12,733	Electronics - 1.72%
Edgewell Personal Care Co	1,921	157	Agilent Technologies Inc	7,690	315
Procter & Gamble Co/The	87,070	6,976	Arrow Electronics Inc (a)	3,251	202
		$19,866	Avnet Inc	4,596	189
			Corning Inc	25,524	476
Distribution & Wholesale - 0.02%			Fitbit Inc (a)	1,244	23
Fossil Group Inc (a)	510	20
			FLIR Systems Inc	1,948	59
Ingram Micro Inc	4,857	170	Garmin Ltd	3,995	170
WESCO International Inc (a)	1,546	91
			Gentex Corp	5,792	93
		$281	Honeywell International Inc	244,149	27,899
Diversified Financial Services - 2.29%			Jabil Circuit Inc	5,686	99
			Keysight Technologies Inc (a)	1,324	34
Air Lease Corp	3,084	94
Ally Financial Inc (a)	14,763	263	PerkinElmer Inc	3,199	161
American Express Co	354,958	23,225	Trimble Navigation Ltd (a)	8,017	192
Ameriprise Financial Inc	2,581	248	Tyco International Plc	5,868	226
BlackRock Inc	3,098	1,104			$30,138
Charles Schwab Corp/The	7,690	218	Energy - Alternate Sources - 0.01%
CME Group Inc/IL	12,360	1,136	First Solar Inc (a)	2,570	144
CoreLogic Inc/United States (a)	2,056	73
			TerraForm Power Inc	2,152	23
Discover Financial Services	17,303	974
E*TRADE Financial Corp (a)	9,448	238			$167
FNF Group	9,537	304	Engineering & Construction - 0.05%
Franklin Resources Inc	14,747	551	AECOM (a)	4,519	147
Intercontinental Exchange Inc	1,724	414	Chicago Bridge & Iron Co NV ADR	3,309	133
Invesco Ltd	307,318	9,529	Fluor Corp	4,680	256
Legg Mason Inc	2,259	73	Jacobs Engineering Group Inc (a)	4,241	189
Nasdaq Inc	4,054	250	KBR Inc	4,829	75
Navient Corp	11,544	158	SBA Communications Corp (a)	1,497	154
Raymond James Financial Inc	4,363	228			$954
Santander Consumer USA Holdings Inc (a)	3,554	47
SLM Corp (a)	1,379	9	Entertainment - 0.01%
Synchrony Financial (a)	32,988	1,008	Dolby Laboratories Inc	1,882	90
Waddell & Reed Financial Inc	846	17	Gaming and Leisure Properties Inc	2,744	90
			International Game Technology PLC	2,245	39
		$40,161
					$219
Electric - 2.71%
AES Corp/VA	23,001	257	Environmental Control - 0.09%
Alliant Energy Corp	3,917	276	Republic Services Inc	8,003	377
Ameren Corp	8,224	395	Waste Connections Inc	4,190	282
American Electric Power Co Inc	18,064	1,147	Waste Management Inc	16,457	967
CMS Energy Corp	9,448	384			$1,626
Consolidated Edison Inc	11,542	861	Food- 1.73%
Dominion Resources Inc/VA	12,929	924	Blue Buffalo Pet Products Inc (a)	504	13
DTE Energy Co	7,375	658	Campbell Soup Co	2,307	143
Duke Energy Corp	15,832	1,247	ConAgra Foods Inc	8,473	378
Edison International	12,699	898	Flowers Foods Inc	920	18
Entergy Corp	102,247	7,687	General Mills Inc	152,300	9,342
Eversource Energy	7,290	411	Ingredion Inc	1,983	228
Exelon Corp	33,663	1,181	JM Smucker Co/The	48,863	6,204
FirstEnergy Corp	17,383	566	Kellogg Co	584	45
Great Plains Energy Inc	5,962	186	McCormick & Co Inc/MD	117,800	11,047
Hawaiian Electric Industries Inc	3,825	125	Mondelez International Inc	37,308	1,603
ITC Holdings Corp	3,494	154	Pilgrim's Pride Corp (a)	2,053	55
NextEra Energy Inc	102,885	12,098	Pinnacle Foods Inc	3,733	159
NRG Energy Inc	11,017	166	Safeway, Inc. - CVR - Casa Ley (a),(b)	16,993	—
OGE Energy Corp	6,457	191	Safeway, Inc. - CVR - Property Development	16,993	—
PG&E Corp	11,011	641	Centers (a),(b),(c)
Pinnacle West Capital Corp	3,930	286	Sysco Corp	9,359	431
PPL Corp	25,460	958	Tyson Foods Inc	11,792	776
Public Service Enterprise Group Inc	19,444	897

See accompanying notes			270

Schedule of Investments
LargeCap Value Fund III
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Food (continued)			Home Furnishings - 0.02%
Whole Foods Market Inc	1,040	$30	Whirlpool Corp	1,674	$292
		$30,472

Forest Products & Paper - 0.01%			Housewares - 0.01%
Domtar Corp	2,223	86	Newell Brands Inc	4,249	194
International Paper Co	510	22	Scotts Miracle-Gro Co/The	294	21
		$108	Tupperware Brands Corp	487	28
					$243
Gas - 0.13%
AGL Resources Inc	4,355	287	Insurance - 4.33%
Atmos Energy Corp	3,701	269	Aflac Inc	17,447	1,203
CenterPoint Energy Inc	14,655	314	Alleghany Corp (a)	566	295
NiSource Inc	11,540	262	Allstate Corp/The	8,884	578
Questar Corp	6,614	166	American Financial Group Inc/OH	2,602	180
Sempra Energy	5,662	585	American International Group Inc	544,344	30,386
UGI Corp	6,266	252	American National Insurance Co	468	54
Vectren Corp	3,242	158	AmTrust Financial Services Inc	3,444	86
		$2,293	Arch Capital Group Ltd (a)	4,300	303
			Arthur J Gallagher & Co	2,947	136
Hand & Machine Tools - 0.58%			Aspen Insurance Holdings Ltd	2,580	120
Kennametal Inc	2,740	64	Assured Guaranty Ltd	5,388	139
Lincoln Electric Holdings Inc	584	37	Axis Capital Holdings Ltd	3,670	195
Regal Beloit Corp	1,490	96	Berkshire Hathaway Inc - Class B (a)	55,294	8,044
Stanley Black &Decker Inc	89,305	9,995	Brown & Brown Inc	4,335	152
		$10,192	Chubb Ltd	112,296	13,235
Healthcare - Products - 3.42%			Cincinnati Financial Corp	5,653	373
Abbott Laboratories	311,829	12,130	CNA Financial Corp	1,819	57
Alere Inc (a)	1,016	40	Endurance Specialty Holdings Ltd	2,413	154
Baxter International Inc	14,787	654	Everest Re Group Ltd	1,551	287
Becton Dickinson and Co	70,900	11,433	Hanover Insurance Group Inc/The	1,736	149
Bio-Techne Corp	754	70	Hartford Financial Services Group Inc/The	256,467	11,382
Boston Scientific Corp (a)	28,351	621	Lincoln National Corp	8,468	368
Cooper Cos Inc/The	525	80	Loews Corp	9,447	375
			Markel Corp (a)	427	384
Danaher Corp	16,918	1,637
DENTSPLY SIRONA Inc	8,694	518	Marsh & McLennan Cos Inc	4,987	315
Medtronic PLC	386,179	30,566	MetLife Inc	34,049	1,536
QIAGEN NV (a)	7,637	172	Old Republic International Corp	9,787	181
St Jude Medical Inc	2,792	213	ProAssurance Corp	2,323	111
Stryker Corp	3,823	417	Progressive Corp/The	25,562	833
Teleflex Inc	1,363	212	Prudential Financial Inc	16,371	1,271
Thermo Fisher Scientific Inc	6,036	871	Reinsurance Group of America Inc	2,341	223
VWR Corp (a)	1,180	31	RenaissanceRe Holdings Ltd	1,671	185
Zimmer Biomet Holdings Inc	3,660	424	Torchmark Corp	4,449	258
		$60,089	Travelers Cos Inc/The	11,328	1,245
			Unum Group	8,769	300
Healthcare - Services - 3.38%			Validus Holdings Ltd	3,299	152
Aetna Inc	105,961	11,896	Voya Financial Inc	7,231	235
Anthem Inc	118,414	16,669	WR Berkley Corp	3,548	199
Centene Corp (a)	1,465	91	XL Group PLC	10,220	334
Cigna Corp	75,200	10,418			$76,013
Community Health Systems Inc (a)	3,931	75
DaVita HealthCare Partners Inc (a)	2,863	212	Internet - 0.07%
HCA Holdings Inc (a)	13,879	1,119	Expedia Inc	474	55
			Match Group Inc (a)	1,567	18
Humana Inc	263	47
Laboratory Corp of America Holdings (a)	2,203	276	Symantec Corp	21,959	366
LifePoint Health Inc (a)	1,454	98	Yahoo! Inc (a)	21,458	785
MEDNAX Inc (a)	1,423	101			$1,224
Quest Diagnostics Inc	4,690	353	Iron & Steel - 0.04%
UnitedHealth Group Inc	134,120	17,661	Nucor Corp	7,335	365
Universal Health Services Inc	2,485	332	Reliance Steel & Aluminum Co	2,464	182
		$59,348	Steel Dynamics Inc	7,140	180
Holding Companies - Diversified - 0.01%					$727
Leucadia National Corp	9,853	164	Leisure Products & Services - 0.68%
			Brunswick Corp/DE	1,127	54
Home Builders - 0.04%			Carnival Corp	234,146	11,485
DR Horton Inc	6,536	197	Harley-Davidson Inc	2,989	143
			Norwegian Cruise Line Holdings Ltd (a)	429	21
Lennar Corp - A Shares	3,312	150
Lennar Corp - B Shares	622	22	Royal Caribbean Cruises Ltd	3,957	306
PulteGroup Inc	11,601	213			$12,009
Toll Brothers Inc (a)	3,649	100
			Lodging - 0.00%
		$682	Hyatt Hotels Corp (a)	1,148	55
			Wynn Resorts Ltd	326	29
					$84
See accompanying notes			271

Schedule of Investments
LargeCap Value Fund III
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Machinery - Construction & Mining - 0.09%			Oil & Gas - 10.18%
Babcock & Wilcox Enterprises Inc (a)	2,287	$52	Anadarko Petroleum Corp	11,648	$615
Caterpillar Inc	16,380	1,273	Antero Resources Corp (a)	2,962	84
Joy Global Inc	3,089	66	Apache Corp	8,626	469
Oshkosh Corp	2,384	117	BP PLC ADR	703,980	23,640
Terex Corp	3,641	87	Chesapeake Energy Corp (a)	18,982	130
		$1,595	Chevron Corp	240,576	24,583
			Cobalt International Energy Inc (a)	12,121	39
Machinery - Diversified - 0.59%			Concho Resources Inc (a)	2,974	345
AGCO Corp	2,629	141	ConocoPhillips	476,439	22,769
BWX Technologies Inc	3,388	113	Continental Resources Inc/OK (a)	2,058	77
Cummins Inc	2,856	334	CVR Energy Inc	1,311	32
Deere & Co	106,529	8,960	Devon Energy Corp	15,327	532
Flowserve Corp	2,435	119	Diamond Offshore Drilling Inc	2,848	69
Manitowoc Co Inc/The	6,669	38	Energen Corp	3,233	137
Manitowoc Foodservice Inc (a)	4,828	72
			Ensco PLC	9,175	110
Roper Technologies Inc	1,431	252	EOG Resources Inc	142,608	11,782
SPX FLOW Inc (a)	1,767	53
			EP Energy Corp (a)	5,258	26
Xylem Inc/NY	6,212	260	EQT Corp	88,636	6,213
		$10,342	Exxon Mobil Corp	297,797	26,326
			Gulfport Energy Corp (a)	3,825	120
Media - 1.76%
Cable One Inc	122	56	Helmerich & Payne Inc	3,318	219
Cablevision Systems Corp	5,883	196	Hess Corp	6,348	378
Comcast Corp - Class A	270,543	16,438	HollyFrontier Corp	5,487	195
Discovery Communications Inc - A Shares (a)	1,124	31	Kosmos Energy Ltd (a)	6,821	44
Discovery Communications Inc - C Shares (a)	1,447	39	Laredo Petroleum Inc (a)	4,556	55
DISH Network Corp (a)	2,365	117	Marathon Oil Corp	21,939	309
Gannett Co Inc	4,859	82	Marathon Petroleum Corp	278,929	10,900
John Wiley & Sons Inc	1,877	93	Murphy Oil Corp	5,871	210
Liberty Braves Group - A Shares (a)	361	6	Murphy USA Inc (a)	1,478	85
Liberty Braves Group - C Shares (a)	676	10	Nabors Industries Ltd	12,272	120
Liberty Media Group - A Shares (a)	903	17	Newfield Exploration Co (a)	5,430	197
Liberty Media Group - C Shares (a)	1,690	30	Noble Corp plc	9,633	108
Liberty SiriusXM Group - A Shares (a)	3,615	118	Noble Energy Inc	9,895	357
Liberty SiriusXM Group - C Shares (a)	6,763	217	Occidental Petroleum Corp	349,804	26,813
TEGNA Inc	7,789	182	Patterson-UTI Energy Inc	5,708	113
Thomson Reuters Corp	7,574	311	PBF Energy Inc	3,709	119
Time Warner Inc	165,347	12,424	Phillips 66	210,954	17,322
Twenty-First Century Fox Inc - A Shares	8,345	253	Pioneer Natural Resources Co	3,695	614
Twenty-First Century Fox Inc - B Shares	12,594	379	QEP Resources Inc	6,721	121
		$30,999	Range Resources Corp	5,157	227
			Rice Energy Inc (a)	2,840	49
Metal Fabrication & Hardware - 0.01%			Rowan Cos Plc	5,144	97
Timken Co/The	2,840	101	Seadrill Ltd (a)	16,131	77
Valmont Industries Inc	864	121	SM Energy Co	2,239	70
		$222	Southwestern Energy Co (a)	13,492	181
			Tesoro Corp	3,952	315
Mining - 0.11%
			Valero Energy Corp	24,085	1,418
Alcoa Inc	40,964	457	Whiting Petroleum Corp (a)	5,981	72
Freeport-McMoRan Inc	35,304	494	WPX Energy Inc (a)	7,190	69
Newmont Mining Corp	21,496	752
Royal Gold Inc	1,948	122			$178,952
Tahoe Resources Inc	4,441	63	Oil & Gas Services - 0.78%
		$1,888	Baker Hughes Inc	9,960	482
			Dril-Quip Inc (a)	1,588	103
Miscellaneous Manufacturers - 0.57%			FMC Technologies Inc (a)	3,327	102
AptarGroup Inc	1,718	131
Carlisle Cos Inc	1,765	180	Frank's International NV	2,669	45
Colfax Corp (a)	3,311	107	Halliburton Co	19,456	804
			National Oilwell Varco Inc	12,740	459
Crane Co	1,814	101	NOW Inc (a)	3,590	65
Donaldson Co Inc	880	29
Dover Corp	5,281	347	Oceaneering International Inc	3,203	117
Eaton Corp PLC	17,245	1,091	RPC Inc	3,194	48
General Electric Co	215,716	6,633	Schlumberger Ltd	138,447	11,123
Ingersoll-Rand PLC	5,652	370	Superior Energy Services Inc	5,659	95
			Targa Resources Corp	3,096	125
ITT Corp	3,160	121	Weatherford International PLC (a)	25,857	210
Parker-Hannifin Corp	3,973	461
Textron Inc	7,128	276			$13,778
Trinity Industries Inc	4,881	95	Packaging & Containers - 0.05%
		$9,942	Bemis Co Inc	2,908	146
			Crown Holdings Inc (a)	2,611	138
Office & Business Equipment - 0.02%
			Graphic Packaging Holding Co	4,971	66
Pitney Bowes Inc	4,430	93	Owens-Illinois Inc (a)	4,746	88
Xerox Corp	33,029	317
			Sonoco Products Co	3,361	157
		$410

See accompanying notes			272

Schedule of Investments
LargeCap Value Fund III
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Packaging & Containers (continued)			REITS (continued)
WestRock Co	7,542	$316	Post Properties Inc	1,580	$91
		$911	Prologis Inc	20,427	928
			Public Storage	1,347	330
Pharmaceuticals - 10.03%			Rayonier Inc	3,945	97
Alkermes PLC (a)	805	32
Allergan plc (a)	4,934	1,068	Realty Income Corp	11,770	697
			Regency Centers Corp	3,346	247
Baxalta Inc	6,198	260	Retail Properties of America Inc	9,213	147
Cardinal Health Inc	130,875	10,268	Senior Housing Properties Trust	8,718	153
Express Scripts Holding Co (a)	199,482	14,708
Herbalife Ltd (a)	391	23	Simon Property Group Inc	53,900	10,843
			SL Green Realty Corp	3,298	347
Johnson & Johnson	492,941	55,249	Spirit Realty Capital Inc	15,715	180
Mallinckrodt PLC (a)	2,365	148
			Starwood Property Trust Inc	8,114	157
Merck & Co Inc	445,604	24,437	Taubman Centers Inc	1,419	99
Mylan NV (a)	7,883	329
			Two Harbors Investment Corp	13,895	109
Perrigo Co PLC	2,731	264	UDR Inc	8,788	307
Pfizer Inc	957,727	31,327	Ventas Inc	13,444	835
Quintiles Transnational Holdings Inc (a)	399	27
			VornadoRealtyTrust	8,077	773
Sanofi ADR	518,116	21,295	Weingarten Realty Investors	4,656	172
Teva Pharmaceutical Industries Ltd ADR	310,071	16,883	Welltower Inc	8,352	580
VCA Inc (a)	458	29
			Weyerhaeuser Co	14,656	471
		$176,347	WP Carey Inc	3,512	215
Pipelines - 0.14%					$27,641
Columbia Pipeline Group Inc	13,247	339	Retail - 1.83%
Kinder Morgan Inc/DE	82,070	1,458	Best Buy Co Inc	10,045	322
ONEOK Inc	4,228	153	Cabela's Inc (a)	1,513	79
Spectra Energy Corp	15,413	482	Coach Inc	7,801	314
		$2,432	CST Brands Inc	798	30
Real Estate - 0.01%			CVS Health Corp	4,775	480
Jones Lang LaSalle Inc	484	56	Darden Restaurants Inc	3,448	215
Realogy Holdings Corp (a)	2,997	107	Dick's Sporting Goods Inc	1,281	59
		$163	Dillard's Inc	772	54
			DSW Inc	2,732	67
REITS - 1.57%			Foot Locker Inc	917	56
Alexandria Real Estate Equities Inc	2,443	227	GameStop Corp	3,937	129
American Campus Communities Inc	4,656	208	Genuine Parts Co	2,862	275
American Capital Agency Corp	12,749	234	Home Depot Inc/The	84,200	11,273
American Homes 4 Rent	6,896	109	JC Penney Co Inc (a)	10,235	95
Annaly Capital Management Inc	32,718	341	Kohl's Corp	6,385	283
Apartment Investment & Management Co	5,490	220	Liberty Interactive Corp QVC Group (a)	9,003	236
Apple Hospitality REIT Inc	6,662	126	Macy's Inc	1,919	76
AvalonBay Communities Inc	5,447	963	MSC Industrial Direct Co Inc	1,311	102
Boston Properties Inc	311	40	Nu Skin Enterprises Inc	1,510	62
Brixmor Property Group Inc	6,426	162	Penske Automotive Group Inc	1,221	48
Camden Property Trust	3,095	250	PVH Corp	2,795	267
Care Capital Properties Inc	3,260	87	Rite Aid Corp (a)	12,426	100
CBL & Associates Properties Inc	5,984	70	Staples Inc	21,614	220
Columbia Property Trust Inc	3,640	81	Target Corp	144,405	11,481
Corporate Office Properties Trust	4,016	103	Tiffany & Co	1,096	78
Corrections Corp of America	4,498	137	Vista Outdoor Inc (a)	2,007	96
DDR Corp	9,962	174	Walgreens Boots Alliance Inc	25,336	2,009
Digital Realty Trust Inc	4,593	404	Wal-Mart Stores Inc	52,612	3,518
Douglas Emmett Inc	5,479	178	Wendy's Co/The	6,888	75
Duke Realty Corp	12,140	266	World Fuel Services Corp	2,297	107
Empire State Realty Trust Inc	2,875	53			$32,206
Equity Commonwealth (a)	5,075	142
Equity Residential	14,594	993	Savings & Loans - 0.03%
Essex Property Trust Inc	3,026	667	First Niagara Financial Group Inc	14,242	151
General Growth Properties Inc	13,251	371	New York Community Bancorp Inc	16,590	249
HCP Inc	10,608	359	People's United Financial Inc	11,377	176
Healthcare Trust of America Inc	4,586	133			$576
Hospitality Properties Trust	5,005	128	Semiconductors - 3.68%
Host Hotels & Resorts Inc	24,723	391	Analog Devices Inc	622	35
Kilroy Realty Corp	3,002	195	Applied Materials Inc	10,747	220
Kimco Realty Corp	13,993	393	Broadcom Ltd	2,568	374
Liberty Property Trust	5,397	188	Cree Inc (a)	3,419	84
Macerich Co/The	5,262	400	Intel Corp	463,299	14,028
MFA Financial Inc	14,679	101	Lam Research Corp	3,875	296
Mid-America Apartment Communities Inc	2,664	255	Marvell Technology Group Ltd	15,000	150
National Retail Properties Inc	5,080	222	Maxim Integrated Products Inc	6,104	218
Omega Healthcare Investors Inc	4,835	163	Micron Technology Inc (a)	31,661	340
Outfront Media Inc	4,630	100	NVIDIA Corp	12,343	439
Paramount Group Inc	6,755	113	ON Semiconductor Corp (a)	1,961	19
Piedmont Office Realty Trust Inc	5,824	116
See accompanying notes			273

Schedule of Investments
LargeCap Value Fund III
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		INVESTMENT COMPANIES (continued)	Shares Held Value (000's)

Semiconductors (continued)			Publicly Traded Investment Fund (continued)
QUALCOMM Inc	396,114	$20,012	Goldman Sachs Financial Square Funds -	20,729,886	$20,730
Teradyne Inc	7,471	141	Government Fund
Texas Instruments Inc	490,296	27,967			$54,432
Xilinx Inc	6,550	282	TOTAL INVESTMENT COMPANIES		$54,432
		$64,605	Total Investments		$1,756,112
			Other Assets and Liabilities - 0.08%		$1,320
Software - 3.99%
Activision Blizzard Inc	21,682	747	TOTAL NET ASSETS - 100.00%		$1,757,432
Allscripts Healthcare Solutions Inc (a)	4,747	64
ANSYS Inc (a)	2,435	221
Autodesk Inc (a)	1,296	77	(a) Non-Income Producing Security
Black Knight Financial Services Inc (a)	500	16	(b)	Fair value of these investments is determined in good faith by the Manager
			under procedures established and periodically reviewed by the Board of
CA Inc	10,037	298
			Directors. At the end of the period, the fair value of these securities totaled
Dun & Bradstreet Corp/The	942	104
			$0 or 0.00% of net assets.
Fidelity National Information Services Inc	3,702	244
			(c)	Security is Illiquid. At the end of the period, the value of these securities
Microsoft Corp	813,597	40,574
Nuance Communications Inc (a)	8,751	150	totaled $0 or 0.00% of net assets.
Oracle Corp	687,597	27,408
Paychex Inc	4,834	252
		$70,155	Portfolio Summary (unaudited)
Telecommunications - 3.41%			Sector		Percent
ARRIS International PLC (a)	4,065	93	Consumer, Non-cyclical		24.61%
AT&T Inc	405,516	15,742	Financial		21.65%
CenturyLink Inc	18,930	586	Industrial		13.20%
Cisco Systems Inc	165,592	4,552	Energy		11.12%
EchoStar Corp (a)	1,648	67	Technology		10.19%
Frontier Communications Corp	36,452	203	Consumer, Cyclical		5.33%
Juniper Networks Inc	10,762	252	Communications		5.24%
Level 3 Communications Inc (a)	5,886	308	Exchange Traded Funds		3.10%
Sprint Corp (a)	21,974	75	Utilities		2.86%
Telephone & Data Systems Inc	2,799	83	Basic Materials		2.61%
T-Mobile US Inc (a)	8,508	334	Diversified		0.01%
United States Cellular Corp (a)	424	18	Other Assets and Liabilities		0.08%
Verizon Communications Inc	737,258	37,556	TOTAL NET ASSETS		100.00%
Zayo Group Holdings Inc (a)	627	16
		$59,885

Textiles - 0.01%
Mohawk Industries Inc (a)	625	120

Toys, Games & Hobbies - 0.02%
Hasbro Inc	893	75
Mattel Inc	10,963	341
		$416

Transportation - 2.09%
CSX Corp	25,562	697
FedEx Corp	62,538	10,325
Genesee & Wyoming Inc (a)	1,043	68
Golar LNG Ltd	2,852	47
Kirby Corp (a)	1,746	112
Norfolk Southern Corp	147,272	13,271
Ryder System Inc	1,690	117
Teekay Corp	3,011	34
Union Pacific Corp	138,304	12,064
		$36,735

Trucking & Leasing - 0.01%
AMERCO	171	60
GATX Corp	1,410	65
		$125

Water - 0.02%
American Water Works Co Inc	6,002	437

TOTAL COMMON STOCKS		$1,701,680
INVESTMENT COMPANIES - 3.10%	Shares Held Value (000's)

Publicly Traded Investment Fund - 3.10%
Cash Account Trust - Government & Agency	1,005,903	1,006
Portfolio - Government Cash Managed
First American Government Obligations Fund	32,695,971	32,696

See accompanying notes

		Schedule of Investments
LargeCap Value Fund III
April 30, 2016 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; June 2016	Long	592	$61,533	$60,949	$(584)
Total					$(584)
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
MidCap Fund
April 30, 2016 (unaudited)

COMMON STOCKS - 99.54%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 2.65%			Insurance (continued)
TransDigm Group Inc (a)	1,276,452	$290,865	Willis Towers Watson PLC	848,742	$106,008
					$1,430,740

Banks - 1.11%			Internet - 3.20%
M&T Bank Corp	1,031,180	122,009	Liberty Ventures (a)	3,650,881	146,035
			VeriSign Inc (a)	2,370,052	204,773
					$350,808
Building Materials - 1.25%
Armstrong World Industries Inc (a)	1,242,650	50,712	Machinery - Diversified - 2.09%
Martin Marietta Materials Inc	511,622	86,582	Roper Technologies Inc	1,301,068	229,105
		$137,294

Chemicals - 2.19%			Media - 6.18%
Air Products & Chemicals Inc	1,177,024	171,716	Charter Communications Inc (a)	149,300	31,687
Ecolab Inc	590,040	67,843	FactSet Research Systems Inc	361,315	54,468
		$239,559	Liberty Braves Group - A Shares (a)	148,819	2,328
			Liberty Braves Group - C Shares (a)	395,847	5,906
Commercial Services - 10.52%			Liberty Broadband Corp - A Shares (a)	833,284	47,764
KAR Auction Services Inc	3,555,148	133,674	Liberty Broadband Corp - C Shares (a)	2,261,143	129,450

Live Nation Entertainment Inc(a)	3,361,634	72,208	Liberty Global PLC - A Shares (a)	1,032,812	38,968
Macquarie Infrastructure Corp	1,829,553	128,782	Liberty Global PLC - C Shares (a)	4,283,438	156,774
Moody's Corp	2,844,460	272,272	Liberty Global Plc LiLAC - A Shares (a)	53,775	2,018

PayPal Holdings Inc(a)	2,430,581	95,230	Liberty Global Plc LiLAC - C Shares (a)	190,531	7,738
Robert Half International Inc	636,024	24,366	Liberty Media Group - A Shares (a)	989,619	17,813
S&P Global Inc	2,206,886	235,806	Liberty Media Group - C Shares (a)	372,047	6,809

Verisk Analytics Inc(a)	2,467,226	191,407	Liberty SiriusXM Group - A Shares (a)	1,488,190	48,768
		$1,153,745	Liberty SiriusXM Group - C Shares (a)	3,958,476	126,750
Distribution & Wholesale - 0.90%					$677,241
Fastenal Co	1,039,010	48,615	Miscellaneous Manufacturers - 1.44%

HD Supply Holdings Inc(a)	1,463,309	50,162	Colfax Corp (a)	4,882,363	158,335
		$98,777

Diversified Financial Services - 2.52%			Packaging & Containers - 0.20%
AerCap Holdings NV (a)	1,453,218	58,143
			WestRock Co	520,395	21,779
FNF Group	6,274,778	200,166
FNFV Group (a)	1,650,324	17,774
		$276,083	Pharmaceuticals - 3.43%
			Mead Johnson Nutrition Co	937,862	81,735
Electric - 1.77%			Zoetis Inc	6,270,110	294,883
Brookfield Infrastructure Partners LP	3,989,523	168,278			$376,618
Brookfield Renewable Energy Partners LP/CA	905,528	26,260
		$194,538	Private Equity - 0.98%
			KKR & Co LP	2,228,270	30,304
Electronics - 0.68%			Onex Corp	1,252,646	76,938
Sensata Technologies Holding NV (a)	1,972,093	74,289			$107,242

			Real Estate - 7.16%
Engineering & Construction - 3.09%			Brookfield Asset Management Inc	15,304,291	517,591
SBA Communications Corp (a)	3,291,407	339,147
			Brookfield Property Partners LP	1,873,740	44,370
			CBRE Group Inc (a)	4,885,180	144,748
			Howard Hughes Corp/The (a)	745,758	78,432
Healthcare - Products - 2.75%
Becton Dickinson and Co	776,328	125,191			$785,141
CR Bard Inc	830,621	176,233	REITS - 3.38%
		$301,424	Crown Castle International Corp	1,572,873	136,651
Healthcare - Services - 1.13%			Equinix Inc	379,301	125,302
DaVita HealthCare Partners Inc (a)	1,676,873	123,921	Forest City Realty Trust Inc	5,206,193	108,185
					$370,138

Holding Companies - Diversified - 0.84%			Retail - 16.39%
Leucadia National Corp	5,534,656	92,318	AutoZone Inc (a)	254,657	194,871
			CarMax Inc (a)	4,930,527	261,071
			Copart Inc (a)	2,080,169	89,114
Home Builders - 0.52%			Dollar General Corp	885,140	72,502
Lennar Corp - A Shares	1,248,600	56,574	Dollar Tree Inc (a)	3,019,988	240,723
			Liberty Interactive Corp QVC Group (a)	6,094,558	159,677
Insurance - 13.05%			O'Reilly Automotive Inc (a)	1,069,355	280,898
Alleghany Corp (a)	92,428	48,181	Restaurant Brands International Inc	4,895,273	211,770
Aon PLC	3,464,732	364,213	Ross Stores Inc	3,918,749	222,507
Arch Capital Group Ltd (a)	873,705	61,587	TJX Cos Inc/The	847,397	64,250
Brown & Brown Inc	3,697,414	129,816			$1,797,383
Loews Corp	4,490,822	178,196
Markel Corp (a)	427,967	384,789	Semiconductors - 1.27%
			Microchip Technology Inc	2,861,605	139,045
Progressive Corp/The	1,872,969	61,059
White Mountains Insurance Group Ltd	116,736	96,891

See accompanying notes

		Schedule of Investments
		MidCap Fund
		April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)

Software - 5.77%
Autodesk Inc (a)	3,109,355	$186,002
CDK Global Inc	1,331,268	63,328
Fidelity National Information Services Inc	2,480,054	163,188
Intuit Inc	1,302,405	131,400
MSCI Inc	1,170,049	88,853
		$632,771

Telecommunications - 1.62%
EchoStar Corp (a)	1,112,713	45,532
Motorola Solutions Inc	1,749,862	131,572
		$177,104

Textiles - 1.46%
Mohawk Industries Inc (a)	833,392	160,536

TOTAL COMMON STOCKS	$10,914,529
INVESTMENT COMPANIES - 0.38%	Shares Held Value (000's)

Publicly Traded Investment Fund - 0.38%
Goldman Sachs Financial Square Funds -	41,472,149	41,472
Government Fund

TOTAL INVESTMENT COMPANIES		$41,472
Total Investments	$10,956,001
Other Assets and Liabilities - 0.08%		$9,233
TOTAL NET ASSETS - 100.00%	$10,965,234

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		28.20%
Consumer, Cyclical		19.27%
Consumer, Non-cyclical		17.83%
Industrial		11.40%
Communications		11.00%
Technology		7.04%
Basic Materials		2.19%
Utilities		1.77%
Diversified		0.84%
Exchange Traded Funds		0.38%
Other Assets and Liabilities		0.08%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
MidCap Growth Fund
April 30, 2016 (unaudited)

COMMON STOCKS - 96.42%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 1.07%			Healthcare - Products (continued)
Orbital ATK Inc	16,528	$1,438	IDEXX Laboratories Inc (a)	48,049	$4,053
			Intuitive Surgical Inc (a)	3,513	2,200
					$10,497
Airlines - 1.06%
Southwest Airlines Co	32,193	1,436	Healthcare - Services - 2.71%
			Molina Healthcare Inc (a)	27,045	1,400
			WellCare Health Plans Inc (a)	25,086	2,257
Apparel - 2.60%
Michael Kors Holdings Ltd (a)	23,489	1,214			$3,657
Under Armour Inc (a)	27,045	1,188	Housewares - 1.83%
Under Armour Inc (a)	27,045	1,103	Newell Brands Inc	54,358	2,475
		$3,505

Automobile Parts & Equipment - 2.05%			Insurance - 1.44%
Mobileye NV (a)	72,341	2,760	Aon PLC	18,487	1,943

Banks - 1.12%			Internet - 1.71%
Zions Bancorporation	54,766	1,507	Expedia Inc	19,899	2,304

Beverages - 7.01%			Media- 0.92%
Constellation Brands Inc	34,093	5,321	AMC Networks Inc (a)	19,101	1,246
Molson Coors Brewing Co	21,798	2,084
Monster Beverage Corp (a)	14,236	2,053
			Miscellaneous Manufacturers - 1.35%
		$9,458	Parker-Hannifin Corp	15,675	1,819
Biotechnology - 0.49%
BioMarin Pharmaceutical Inc (a)	7,754	657
			Oil & Gas - 1.30%
			Pioneer Natural Resources Co	10,547	1,752
Building Materials - 4.00%
Fortune Brands Home & Security Inc	45,285	2,509	Packaging & Containers - 0.95%
Masco Corp	94,104	2,890	Bemis Co Inc	25,676	1,288
		$5,399

Chemicals - 1.46%			Pharmaceuticals - 3.88%
Sherwin-Williams Co/The	6,844	1,966	DexCom Inc (a)	21,024	1,354
			VCA Inc (a)	21,900	1,379
Commercial Services - 6.59%			Zoetis Inc	53,082	2,496
Booz Allen Hamilton Holding Corp	105,426	2,907			$5,229
Cintas Corp	23,278	2,090	Retail - 10.07%
(a)
TransUnion	49,600	1,485	Burlington Stores Inc (a)	39,550	2,253
Vantiv Inc (a)	44,207	2,411
			Dollar General Corp	26,233	2,149
		$8,893	Kate Spade & Co (a)	70,900	1,824
Computers - 1.37%			Tractor Supply Co	29,599	2,802
IHS Inc (a)	14,950	1,842	Ulta Salon Cosmetics & Fragrance Inc (a)	21,896	4,561
					$13,589

Diversified Financial Services - 4.21%			Semiconductors - 3.65%
Intercontinental Exchange Inc	10,207	2,450	Applied Materials Inc	130,103	2,663
Nasdaq Inc	27,604	1,703	Microsemi Corp (a)	66,894	2,261
SEI Investments Co	31,776	1,528			$4,924

		$5,681	Software - 9.39%
Electrical Components & Equipment - 1.14%			Activision Blizzard Inc	92,267	3,181
Universal Display Corp (a)	26,420	1,541	Electronic Arts Inc (a)	41,451	2,564
			Nuance Communications Inc (a)	145,951	2,507
			ServiceNow Inc (a)	61,868	4,422
Electronics - 3.75%					$12,674
Allegion PLC	49,139	3,216
Trimble Navigation Ltd (a)	76,800	1,840	Telecommunications - 3.80%
		$5,056	CommScope Holding Co Inc (a)	45,460	1,382
			Level 3 Communications Inc (a)	71,717	3,748
Entertainment - 1.25%					$5,130
Six Flags Entertainment Corp	28,068	1,686
			Textiles - 1.30%
			Mohawk Industries Inc (a)	9,117	1,756
Environmental Control - 1.46%
Waste Connections Inc	29,328	1,973
			Toys, Games & Hobbies - 1.51%
			Mattel Inc	65,351	2,032
Food - 2.20%
ConAgra Foods Inc	29,100	1,296
			TOTAL COMMON STOCKS		$130,084
JM Smucker Co/The	13,189	1,675
		$2,971

Healthcare - Products - 7.78%
Edwards Lifesciences Corp (a)	39,957	4,244
See accompanying notes			278

		Schedule of Investments
		MidCap Growth Fund
		April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 2.74%	Shares Held Value (000's)

Publicly Traded Investment Fund - 2.74%
Goldman Sachs Financial Square Funds -	3,701,777	$3,702
Government Fund

TOTAL INVESTMENT COMPANIES		$3,702
Total Investments		$133,786
Other Assets and Liabilities - 0.84%		$1,130
TOTAL NET ASSETS - 100.00%		$134,916

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		30.66%
Consumer, Cyclical		21.67%
Technology		14.40%
Industrial		13.73%
Financial		6.77%
Communications		6.43%
Exchange Traded Funds		2.74%
Basic Materials		1.46%
Energy		1.30%
Other Assets and Liabilities		0.84%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
April 30, 2016 (unaudited)

COMMON STOCKS - 95.24%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.26%			Building Materials (continued)
Interpublic Group of Cos Inc/The	55,050	$1,263	Fortune Brands Home & Security Inc	236,499	$13,104
Omnicom Group Inc	28,635	2,376	GCP Applied Technologies Inc (a)	7,409	164
		$3,639	Lennox International Inc	4,446	600
			Martin Marietta Materials Inc	751	127
Aerospace & Defense - 1.89%			Masco Corp	44,228	1,358
B/E Aerospace Inc	11,474	558	USG Corp (a)	10,125	274
Harris Corp	3,961	317	Vulcan Materials Co	100,025	10,766
Rockwell Collins Inc	172,478	15,211			$26,771
Spirit AeroSystems Holdings Inc (a)	18,574	876
TransDigm Group Inc (a)	42,339	9,647	Chemicals - 0.61%
		$26,609	Airgas Inc	1,185	169
			Ashland Inc	434	48
Airlines - 0.50%			Axalta Coating Systems Ltd (a)	10,232	291
Alaska Air Group Inc	16,366	1,153	Celanese Corp	3,138	222
JetBlue Airways Corp (a)	22,490	445
			CF Industries Holdings Inc	26,115	864
Southwest Airlines Co	74,321	3,315	Eastman Chemical Co	6,101	466
Spirit Airlines Inc (a)	7,708	339
			FMC Corp	9,952	430
United Continental Holdings Inc (a)	40,000	1,832
			Huntsman Corp	13,181	207
		$7,084	International Flavors & Fragrances Inc	6,458	772
Apparel - 1.40%			NewMarket Corp	862	350
			Platform Specialty Products Corp (a)	2,038	21
Carter's Inc	5,754	614
Hanesbrands Inc	554,801	16,105	RPM International Inc	10,678	540
Michael Kors Holdings Ltd (a)	24,036	1,242	Sherwin-Williams Co/The	8,868	2,548
Ralph Lauren Corp	591	55	Valspar Corp/The	9,506	1,014
Skechers U.S.A. Inc (a)	13,001	430	WR Grace & Co	7,509	576
Under Armour Inc (a)	14,224	625			$8,518
Under Armour Inc (a)	14,224	580
			Commercial Services - 7.60%
		$19,651	Aaron's Inc	2,205	58
Automobile Manufacturers - 0.15%			Aramark	14,195	476
			Avis Budget Group Inc (a)	10,257	258
PACCAR Inc	36,022	2,122
			Booz Allen Hamilton Holding Corp	284,033	7,831
			Cintas Corp	7,179	645
Automobile Parts & Equipment - 1.84%			CoStar Group Inc (a)	71,265	14,061
Allison Transmission Holdings Inc	10,947	315	Equifax Inc	88,175	10,603
BorgWarner Inc	294,275	10,570	Euronet Worldwide Inc (a)	170,420	13,139
Delphi Automotive PLC	32,172	2,369	FleetCor Technologies Inc (a)	7,327	1,133
Lear Corp	8,634	994	Gartner Inc (a)	95,646	8,337
Visteon Corp	4,509	359	Global Payments Inc	16,715	1,207
WABCO Holdings Inc (a)	100,660	11,291	H&R Block Inc	17,670	358
		$25,898	Hertz Global Holdings Inc (a)	41,938	388
			KAR Auction Services Inc	5,652	213
Banks - 2.29%
			Moody's Corp	138,610	13,268
East West Bancorp Inc	257,897	9,669
			Morningstar Inc	2,337	194
Northern Trust Corp	116,185	8,258
Signature Bank/New York NY (a)	102,975	14,193	Nielsen Holdings PLC	20,205	1,054
			Quanta Services Inc (a)	4,339	103
		$32,120
			Robert Half International Inc	19,113	732
Beverages - 1.99%			Rollins Inc	11,256	303
Brown-Forman Corp - A Shares	2,548	264	RR Donnelley & Sons Co	13,348	232
Brown-Forman Corp - B Shares	8,663	834	S&P Global Inc	21,791	2,328
Coca-Cola Enterprises Inc	29,167	1,531	Sabre Corp	12,552	363
Constellation Brands Inc	89,602	13,983	Service Corp International/US	22,199	592
Dr Pepper Snapple Group Inc	106,250	9,660	ServiceMaster Global Holdings Inc (a)	11,365	436
Monster Beverage Corp (a)	11,912	1,718	Square Inc (a)	2,970	44
		$27,990	Total System Services Inc	22,005	1,125
			TransUnion (a)	3,819	114
Biotechnology - 0.97%			United Rentals Inc (a)	9,431	631

Alnylam Pharmaceuticals Inc(a)	6,067	407	Vantiv Inc (a)	271,873	14,828

BioMarin Pharmaceutical Inc(a)	102,475	8,678	Verisk Analytics Inc (a)	129,019	10,009
Bluebird Bio Inc (a)	3,561	158
			Western Union Co/The	65,596	1,312
Charles River Laboratories International Inc	5,338	423	WEX Inc (a)	4,148	392
(a)
Incyte Corp (a)	15,969	1,154			$106,767
Intercept Pharmaceuticals Inc (a)	1,604	242	Computers - 4.72%
Intrexon Corp (a)	4,849	130	Cadence Design Systems Inc (a)	39,209	909
Ionis Pharmaceuticals Inc (a)	12,312	504	CSRA Inc	345,588	8,971
Juno Therapeutics Inc (a)	1,167	49	DST Systems Inc	3,048	368
Medivation Inc (a)	15,981	924	Fortinet Inc (a)	15,426	502
Puma Biotechnology Inc (a)	2,316	71	Genpact Ltd (a)	1,153,507	32,172
Seattle Genetics Inc (a)	10,600	376	IHS Inc (a)	7,489	923
United Therapeutics Corp (a)	4,756	500	Leidos Holdings Inc	1,217	60
		$13,616	Manhattan Associates Inc (a)	84,045	5,088
			MAXIMUS Inc	145,087	7,675
Building Materials - 1.91%			NetApp Inc	13,465	318
Eagle Materials Inc	5,095	378
See accompanying notes			280

Schedule of Investments
MidCap Growth Fund III
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Electronics (continued)
Synopsys Inc (a)	181,553	$8,627	Tyco International Plc	29,315	$1,129
Teradata Corp (a)	11,133	282	Waters Corp (a)	10,254	1,335
VeriFone Systems Inc (a)	12,646	360			$25,831
		$66,255
			Engineering & Construction - 0.87%
Consumer Products - 1.09%			AECOM (a)	3,010	98
Avery Dennison Corp	11,005	799	SBA Communications Corp (a)	115,697	11,921
Church & Dwight Co Inc	136,312	12,636	TopBuild Corp (a)	4,454	139
Clorox Co/The	12,788	1,602			$12,158
Spectrum Brands Holdings Inc	2,527	287
		$15,324	Entertainment - 1.13%
			Cinemark Holdings Inc	12,682	439
Cosmetics & Personal Care - 0.02%			Gaming and Leisure Properties Inc	1,652	54
Coty Inc	7,896	240	International Game Technology PLC	8,425	146
			Lions Gate Entertainment Corp	241,835	5,369
			Madison Square Garden Co/The (a)	2,131	335
Distribution & Wholesale - 3.09%
			Regal Entertainment Group	10,038	209
Fastenal Co	264,106	12,358
Fossil Group Inc (a)	3,914	159	Six Flags Entertainment Corp	155,172	9,318
HD Supply Holdings Inc (a)	18,704	641			$15,870
Ingram Micro Inc	2,064	72	Environmental Control - 0.57%
LKQ Corp (a)	512,722	16,432	Stericycle Inc (a)	83,410	7,971
Watsco Inc	93,002	12,506
WW Grainger Inc	5,001	1,173
			Food- 1.98%
		$43,341	Blue Buffalo Pet Products Inc (a)	2,459	61
Diversified Financial Services - 4.36%			Campbell Soup Co	14,765	911
Affiliated Managers Group Inc (a)	159,296	27,131	ConAgra Foods Inc	4,596	205
Air Lease Corp	745	23	Flowers Foods Inc	15,732	301
Alliance Data Systems Corp (a)	62,054	12,616	Hain Celestial Group Inc/The (a)	10,454	438
Ally Financial Inc (a)	11,086	197	Hershey Co/The	11,601	1,080
Ameriprise Financial Inc	17,274	1,657	Hormel Foods Corp	32,006	1,234
Artisan Partners Asset Management Inc	4,254	137	Ingredion Inc	3,210	369
CBOE Holdings Inc	9,082	563	Kellogg Co	17,896	1,375
CoreLogic Inc/United States (a)	5,177	184	McCormick & Co Inc/MD	116,377	10,914
Credit Acceptance Corp (a)	979	192	Pilgrim's Pride Corp (a)	646	17
Eaton Vance Corp	12,627	436	Sprouts Farmers Market Inc (a)	15,702	441
Federated Investors Inc	10,330	326	Sysco Corp	14,817	683
Intercontinental Exchange Inc	55,805	13,395	Tyson Foods Inc	123,775	8,146
Invesco Ltd	7,935	246	WhiteWave Foods Co/The (a)	14,021	564
Lazard Ltd	13,565	489	Whole Foods Market Inc	36,101	1,050
Legg Mason Inc	3,738	120			$27,789
LPL Financial Holdings Inc	8,701	230
NorthStar Asset Management Group Inc/New	20,888	260	Forest Products & Paper - 0.10%
York			International Paper Co	31,915	1,381
Santander Consumer USA Holdings Inc (a)	1,429	19
SEI Investments Co	11,029	530	Hand & Machine Tools - 0.91%
SLM Corp (a)	39,241	266	Lincoln Electric Holdings Inc	7,836	491
T Rowe Price Group Inc	20,797	1,566	Regal Beloit Corp	597	39
TD Ameritrade Holding Corp	18,209	543	Snap-on Inc	75,733	12,063
Waddell & Reed Financial Inc	8,592	175	Stanley Black &Decker Inc	1,147	128
		$61,301			$12,721

Electric - 0.02%			Healthcare - Products - 5.63%
Calpine Corp (a)	4,223	67	Alere Inc (a)	5,888	230
ITC Holdings Corp	5,683	250	Align Technology Inc (a)	95,508	6,895
		$317	Bio-Techne Corp	1,753	163
			Boston Scientific Corp (a)	8,119	178
Electrical Components & Equipment - 1.68%
			Bruker Corp	12,435	352
Acuity Brands Inc	61,748	15,060
			Cooper Cos Inc/The	49,542	7,584
AMETEK Inc	175,114	8,421
			CR Bard Inc	8,800	1,867
Hubbell Inc	557	59
			DENTSPLY SIRONA Inc	179,585	10,704
		$23,540	Edwards Lifesciences Corp (a)	90,790	9,643
Electronics - 1.84%			Globus Medical Inc (a)	336,552	8,427
Allegion PLC	7,594	497	Henry Schein Inc (a)	10,024	1,691
Amphenol Corp	33,989	1,898	Hill-Rom Holdings Inc	5,856	283
Fitbit Inc (a)	4,419	81	Hologic Inc (a)	19,646	660
FLIR Systems Inc	10,092	305	IDEXX Laboratories Inc (a)	209,164	17,643
Gentex Corp	17,157	275	Intuitive Surgical Inc (a)	15,567	9,750
Jabil Circuit Inc	5,806	101	Patterson Cos Inc	5,475	237
Keysight Technologies Inc (a)	15,758	411	ResMed Inc	18,689	1,043
Mettler-Toledo International Inc (a)	29,680	10,624	St Jude Medical Inc	12,667	965
National Instruments Corp	3,533	97	Varian Medical Systems Inc (a)	7,978	648
PerkinElmer Inc	2,460	124	VWR Corp (a)	2,713	72
Trimble Navigation Ltd (a)	373,875	8,954

See accompanying notes			281

Schedule of Investments
MidCap Growth Fund III
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Products (continued)			Lodging - 0.36%
Zimmer Biomet Holdings Inc	872	$101	Choice Hotels International Inc	4,297	$218
		$79,136	Extended Stay America Inc	7,998	125
			Hilton Worldwide Holdings Inc	41,189	908
Healthcare - Services - 3.77%			Marriott International Inc/MD	15,605	1,094
Acadia Healthcare Co Inc (a)	136,379	8,618
			MGM Resorts International (a)	2,377	51
Centene Corp (a)	209,019	12,950
DaVita HealthCare Partners Inc (a)	3,985	295	Starwood Hotels & Resorts Worldwide Inc	13,640	1,117
Envision Healthcare Holdings Inc (a)	20,107	455	Wyndham Worldwide Corp	15,267	1,083
Laboratory Corp of America Holdings (a)	88,618	11,106	Wynn Resorts Ltd	5,712	504
LifePoint Health Inc (a)	890	60			$5,100
MEDNAX Inc (a)	266,344	18,988	Machinery - Construction & Mining - 0.00%
Tenet Healthcare Corp (a)	10,583	335	Babcock & Wilcox Enterprises Inc (a)	2,470	56
Universal Health Services Inc	1,309	175
		$52,982
			Machinery - Diversified - 2.79%
Holding Companies - Diversified - 0.01%			BWX Technologies Inc	3,572	119
Leucadia National Corp	5,795	97	Cognex Corp	9,245	329
			Flowserve Corp	6,687	326
			Graco Inc	100,688	7,893
Home Builders - 0.17%			IDEX Corp	5,654	463
DR Horton Inc	22,222	668	Middleby Corp/The (a)	167,666	18,383
Lennar Corp - A Shares	5,347	242	Nordson Corp	6,327	485
Lennar Corp - B Shares	894	32	Rockwell Automation Inc	85,160	9,663
NVR Inc (a)	583	969
			Roper Technologies Inc	3,059	539
Thor Industries Inc	5,224	335	Wabtec Corp/DE	12,082	1,002
Toll Brothers Inc (a)	6,566	179
					$39,202
		$2,425
			Media- 0.40%
Home Furnishings - 0.60%			AMC Networks Inc (a)	6,588	430
Harman International Industries Inc	87,797	6,739	Cablevision Systems Corp	2,231	74
Leggett & Platt Inc	19,824	977	Charter Communications Inc (a)	5,974	1,268
Tempur Sealy International Inc (a)	6,535	397
			Discovery Communications Inc - A Shares (a)	15,657	428
Whirlpool Corp	2,171	378	Discovery Communications Inc - C Shares (a)	33,319	892
		$8,491	FactSet Research Systems Inc	5,622	847
			MSG Networks Inc (a)	7,535	129
Housewares - 1.41%
Newell Brands Inc	409,548	18,651	Scripps Networks Interactive Inc	9,927	619
			Sirius XM Holdings Inc (a)	171,032	676
Scotts Miracle-Gro Co/The	4,108	291
Toro Co/The	6,239	539	Starz (a)	9,811	267
Tupperware Brands Corp	5,412	314			$5,630
		$19,795	Metal Fabrication & Hardware - 0.00%
Insurance - 1.21%			Valmont Industries Inc	396	56
AmTrust Financial Services Inc	1,733	43
Aon PLC	22,495	2,365	Mining - 0.02%
Arthur J Gallagher & Co	14,997	690	Compass Minerals International Inc	3,417	256
Erie Indemnity Co	2,903	274	Royal Gold Inc	323	20
Markel Corp (a)	120	108
			Tahoe Resources Inc	2,433	35
Willis Towers Watson PLC	107,704	13,452			$311
		$16,932
			Miscellaneous Manufacturers - 1.56%
Internet - 1.19%			AO Smith Corp	187,410	14,471
CDW Corp/DE	261,137	10,054	AptarGroup Inc	1,239	94
Expedia Inc	8,363	968	Carlisle Cos Inc	56,471	5,755
F5 Networks Inc (a)	8,600	901
			Donaldson Co Inc	13,606	445
FireEye Inc (a)	14,047	244
			Ingersoll-Rand PLC	1,512	99
GoDaddy Inc (a)	3,177	96
			Parker-Hannifin Corp	4,987	578
Groupon Inc (a)	49,876	181
			Textron Inc	11,083	429
IAC/InterActiveCorp	8,162	378			$21,871
LinkedIn Corp (a)	8,733	1,094
Match Group Inc (a)	4,824	55	Office & Business Equipment - 0.01%
Splunk Inc (a)	10,050	522	Pitney Bowes Inc	9,174	192
TripAdvisor Inc (a)	8,898	575
Twitter Inc (a)	44,866	656
VeriSign Inc (a)	12,149	1,050	Oil & Gas - 0.82%
			Cabot Oil & Gas Corp	42,082	985
		$16,774	Concho Resources Inc (a)	37,456	4,351
			Continental Resources Inc/OK (a)	3,005	112
Iron & Steel - 0.00%
Steel Dynamics Inc	2,540	64	CVR Energy Inc	553	13
			Diamondback Energy Inc	66,275	5,738
			HollyFrontier Corp	2,834	101
Leisure Products & Services - 0.58%			Memorial Resource Development Corp (a)	9,420	123
Brunswick Corp/DE	138,191	6,638	Murphy USA Inc (a)	697	40
Harley-Davidson Inc	8,436	403	Range Resources Corp	1,154	51
Norwegian Cruise Line Holdings Ltd (a)	13,461	658
			Tesoro Corp	711	57
Polaris Industries Inc	5,282	517			$11,571
		$8,216

See accompanying notes			282

Schedule of Investments
MidCap Growth Fund III
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Oil & Gas Services - 0.06%			Retail (continued)
FMC Technologies Inc (a)	15,346	$468	Coach Inc	3,079	$124
Oceaneering International Inc	1,666	61	Copart Inc (a)	13,306	570
Targa Resources Corp	7,992	323	CST Brands Inc	7,164	271
		$852	Darden Restaurants Inc	7,031	438
			Dick's Sporting Goods Inc	7,217	334
Packaging & Containers - 1.12%			Dillard's Inc	642	45
Ball Corp	184,560	13,174	Dollar General Corp	433,395	35,499
Bemis Co Inc	1,005	50	Dollar Tree Inc (a)	18,331	1,461
Crown Holdings Inc (a)	9,150	484
			Domino's Pizza Inc	88,436	10,691
Graphic Packaging Holding Co	19,254	256	DSW Inc	1,496	37
Owens-Illinois Inc (a)	960	18
			Dunkin' Brands Group Inc	10,359	482
Packaging Corp of America	10,043	651	Foot Locker Inc	16,018	984
Sealed Air Corp	15,769	747	Gap Inc/The	19,079	442
Silgan Holdings Inc	4,120	209	Genuine Parts Co	17,515	1,681
WestRock Co	1,831	77	GNC Holdings Inc	8,546	208
		$15,666	Kate Spade & Co (a)	13,196	340
Pharmaceuticals - 1.65%			L Brands Inc	19,701	1,542
Agios Pharmaceuticals Inc (a)	2,548	125	Liberty Interactive Corp QVC Group (a)	17,810	467
Akorn Inc (a)	8,107	206	lululemon athletica Inc (a)	8,849	580
Alkermes PLC (a)	12,502	497	Macy's Inc	18,091	716
			Michaels Cos Inc/The (a)	7,535	214
AmerisourceBergen Corp	23,978	2,041
Endo International PLC (a)	6,416	173	MSC Industrial Direct Co Inc	2,016	156
Herbalife Ltd (a)	6,444	374	Nordstrom Inc	10,202	522
Jazz Pharmaceuticals PLC (a)	4,874	735	Nu Skin Enterprises Inc	1,203	49
Mallinckrodt PLC (a)	7,534	471	O'Reilly Automotive Inc (a)	91,079	23,925
			Panera Bread Co (a)	2,516	540
Mead Johnson Nutrition Co	14,880	1,297
OPKO Health Inc (a)	30,703	330	Penske Automotive Group Inc	2,445	96
Perrigo Co PLC	59,103	5,713	Rite Aid Corp (a)	68,965	555
Premier Inc (a)	4,615	156	Ross Stores Inc	325,794	18,498
Quintiles Transnational Holdings Inc (a)	8,287	572	Sally Beauty Holdings Inc (a)	221,162	6,944
VCA Inc (a)	8,614	542	Signet Jewelers Ltd	9,393	1,020
Zoetis Inc	211,797	9,961	Tiffany & Co	79,206	5,651
		$23,193	Tractor Supply Co	204,669	19,374
			Ulta Salon Cosmetics & Fragrance Inc (a)	7,494	1,561
Pipelines - 0.02%			Urban Outfitters Inc (a)	10,015	304
ONEOK Inc	9,529	344	Vista Outdoor Inc (a)	1,233	59
			Williams-Sonoma Inc	9,875	580
Real Estate - 0.11%			World Fuel Services Corp	1,253	59
CBRE Group Inc (a)	31,423	931			$161,223
Jones Lang LaSalle Inc	3,524	406	Semiconductors - 1.78%
Realogy Holdings Corp (a)	5,622	201
			Analog Devices Inc	22,842	1,286
		$1,538	Applied Materials Inc	54,294	1,111
			Cavium Inc (a)	88,455	4,367
REITS - 1.11%
			Integrated Device Technology Inc (a)	340,495	6,565
Boston Properties Inc	16,262	2,095
			IPG Photonics Corp (a)	3,785	328
Columbia Property Trust Inc	1,873	42
Crown Castle International Corp	36,508	3,172	KLA-Tencor Corp	18,553	1,298
Digital Realty Trust Inc	11,509	1,012	Lam Research Corp	13,308	1,017
Empire State Realty Trust Inc	7,220	134	Linear Technology Corp	27,859	1,239
Equinix Inc	5,445	1,799	Maxim Integrated Products Inc	7,685	275
Equity LifeStyle Properties Inc	12,605	863	Microchip Technology Inc	24,629	1,197
Extra Space Storage Inc	15,571	1,323	Monolithic Power Systems Inc	63,475	3,962
			ON Semiconductor Corp (a)	42,950	407
Federal Realty Investment Trust	8,730	1,328
			Qorvo Inc (a)	11,312	509
Healthcare Trust of America Inc	2,448	71
Iron Mountain Inc	6,474	236	Skyworks Solutions Inc	15,226	1,017
Lamar Advertising Co	8,825	547	Xilinx Inc	9,196	396
Omega Healthcare Investors Inc	11,425	386			$24,974
Post Properties Inc	2,545	146	Shipbuilding - 0.07%
Tanger Factory Outlet Centers Inc	11,062	388	Huntington Ingalls Industries Inc	7,023	1,017
Taubman Centers Inc	2,624	182
Welltower Inc	18,825	1,307
Weyerhaeuser Co	18,213	585	Software - 9.83%
			Akamai Technologies Inc (a)	345,203	17,602
		$15,616
			Allscripts Healthcare Solutions Inc (a)	8,344	112
Retail - 11.48%			ANSYS Inc (a)	129,944	11,795
Advance Auto Parts Inc	5,839	912	athenahealth Inc (a)	4,089	545
AutoNation Inc (a)	7,205	365	Autodesk Inc (a)	13,441	804
AutoZone Inc (a)	3,542	2,710	Black Knight Financial Services Inc (a)	2,445	78
Bed Bath & Beyond Inc	23,559	1,112	Broadridge Financial Solutions Inc	16,367	979
Brinker International Inc	6,733	312	CDK Global Inc	19,790	941
Burlington Stores Inc (a)	209,373	11,928	Cerner Corp (a)	346,774	19,468
Cabela's Inc (a)	790	41	Check Point Software Technologies Ltd (a)	61,743	5,117
CarMax Inc (a)	15,627	827	Citrix Systems Inc (a)	18,963	1,552
Chipotle Mexican Grill Inc (a)	14,245	5,997	Dun & Bradstreet Corp/The	1,408	155
See accompanying notes			283

Schedule of Investments
MidCap Growth Fund III
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		Portfolio Summary (unaudited)
			Sector	Percent
Software (continued)
Electronic Arts Inc (a)	25,051	$1,549	Consumer, Non-cyclical	24.82%
			Consumer, Cyclical	23.78%
Fidelity National Information Services Inc	9,793	644
First Data Corp (a)	16,274	185	Industrial	17.56%
Fiserv Inc (a)	187,182	18,292	Technology	16.22%
Guidewire Software Inc (a)	199,378	11,359	Financial	9.08%
IMS Health Holdings Inc (a)	15,012	400	Exchange Traded Funds	5.04%
Inovalon Holdings Inc (a)	3,413	58	Communications	2.12%
			Energy	0.90%
Intuit Inc	22,003	2,220
			Basic Materials	0.73%
Jack Henry & Associates Inc	11,105	900
			Utilities	0.02%
MSCI Inc	13,440	1,021
NetSuite Inc (a)	4,137	335	Diversified	0.01%
			Other Assets and Liabilities	(0.28)%
Paychex Inc	32,401	1,689
PTC Inc (a)	12,700	463	TOTAL NET ASSETS	100.00%
Rackspace Hosting Inc (a)	13,087	299
Red Hat Inc (a)	185,475	13,609
ServiceNow Inc (a)	12,220	874
SS&C Technologies Holdings Inc	7,838	479
Tableau Software Inc (a)	5,207	269
Tyler Technologies Inc (a)	72,082	10,554
Ultimate Software Group Inc/The (a)	51,524	10,129
Veeva Systems Inc (a)	109,926	3,024
Workday Inc (a)	8,482	636
		$138,136

Telecommunications - 0.27%
Arista Networks Inc (a)	3,965	264
ARRIS International PLC (a)	8,370	190
CommScope Holding Co Inc (a)	5,292	161
Juniper Networks Inc	12,935	303
Level 3 Communications Inc (a)	3,418	179
Motorola Solutions Inc	20,195	1,518
Palo Alto Networks Inc (a)	5,793	874
Zayo Group Holdings Inc (a)	12,597	327
		$3,816

Textiles - 0.07%
Mohawk Industries Inc (a)	5,281	1,017

Toys, Games & Hobbies - 1.00%
Hasbro Inc	165,464	14,005

Transportation - 2.34%
CH Robinson Worldwide Inc	18,698	1,327
Expeditors International of Washington Inc	15,275	758
Genesee & Wyoming Inc (a)	2,299	149
JB Hunt Transport Services Inc	98,959	8,202
Landstar System Inc	5,112	335
Old Dominion Freight Line Inc (a)	333,690	22,040
Teekay Corp	2,393	27
		$32,838

Trucking & Leasing - 0.01%
AMERCO	441	155

TOTAL COMMON STOCKS		$1,338,115
INVESTMENT COMPANIES - 5.04%	Shares Held Value (000's)

Publicly Traded Investment Fund - 5.04%
BlackRock Liquidity Funds FedFund Portfolio	26,328,131	26,328
Cash Account Trust - Government & Agency	1,054,376	1,054
Portfolio - Government Cash Managed
First American Government Obligations Fund	43,407,480	43,408
		$70,790
TOTAL INVESTMENT COMPANIES		$70,790
Total Investments		$1,408,905
Other Assets and Liabilities - (0.28)%		$(3,947)
TOTAL NET ASSETS - 100.00%		$1,404,958

(a) Non-Income Producing Security

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
April 30, 2016 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; June 2016	Long	486	$68,860	$70,873	$2,013
Total					$2,013
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2016 (unaudited)

COMMON STOCKS - 98.33%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 1.48%			Chemicals (continued)
B/E Aerospace Inc	77,785	$3,783	PolyOne Corp	64,985	$2,338
Curtiss-Wright Corp	33,920	2,598	RPM International Inc	101,188	5,113
Esterline Technologies Corp (a)	22,571	1,550	Sensient Technologies Corp	34,253	2,303
KLX Inc (a)	40,205	1,356	Valspar Corp/The	55,369	5,907
Orbital ATK Inc	44,814	3,899			$36,422
Teledyne Technologies Inc (a)	26,256	2,440
			Coal- 0.23%
Triumph Group Inc	37,577	1,359
			CONSOL Energy Inc	174,488	2,626
		$16,985

Airlines - 1.00%			Commercial Services - 3.12%
Alaska Air Group Inc	95,015	6,692	Aaron's Inc	49,227	1,290
JetBlue Airways Corp (a)	244,591	4,840
			CEB Inc	24,869	1,534
		$11,532	Deluxe Corp	37,299	2,342
Apparel - 0.77%			DeVry Education Group Inc	43,314	752
			FTI Consulting Inc (a)	31,411	1,266
Carter's Inc	39,419	4,205
Deckers Outdoor Corp (a)	24,703	1,428	Gartner Inc (a)	62,724	5,468
Skechers U.S.A. Inc (a)	99,545	3,290	Graham Holdings Co	3,274	1,560
			Live Nation Entertainment Inc (a)	111,045	2,385
		$8,923
			ManpowerGroup Inc	55,072	4,242
Automobile Parts & Equipment - 0.13%			PAREXEL International Corp (a)	40,899	2,499
Dana Holding Corp	113,786	1,471	Rollins Inc	71,673	1,926
			RR Donnelley & Sons Co	159,034	2,767
Banks - 5.48%			Service Corp International/US	148,456	3,959
Associated Banc-Corp	114,042	2,080	Sotheby's	41,995	1,144
			WEX Inc (a)	29,438	2,782
BancorpSouth Inc	64,609	1,518
Bank of Hawaii Corp	32,836	2,246			$35,916
Bank of the Ozarks Inc	62,181	2,568	Computers - 3.98%
Cathay General Bancorp	56,390	1,721	3D Systems Corp (a)	81,109	1,435
Commerce Bancshares Inc/MO	63,379	2,967	Cadence Design Systems Inc (a)	232,615	5,394
Cullen/Frost Bankers Inc	41,550	2,659	Computer Sciences Corp	105,176	3,485
East West Bancorp Inc	109,620	4,110	Convergys Corp	73,576	1,950
First Horizon National Corp	181,112	2,550	Diebold Inc	49,620	1,304
FirstMerit Corp	126,269	2,798	DST Systems Inc	24,124	2,911
FNB Corp/PA	159,550	2,109	Fortinet Inc (a)	111,115	3,612
Fulton Financial Corp	132,262	1,850	Leidos Holdings Inc	48,926	2,427
Hancock Holding Co	59,035	1,533	Lexmark International Inc	47,189	1,822
International Bancshares Corp	42,190	1,105	Manhattan Associates Inc (a)	55,608	3,367
PacWest Bancorp	87,164	3,485	MAXIMUS Inc	49,434	2,615
PrivateBancorp Inc	60,458	2,516	Mentor Graphics Corp	76,069	1,518
Prosperity Bancshares Inc	50,034	2,640	NCR Corp (a)	94,301	2,743
Signature Bank/New York NY (a)	40,580	5,593	NetScout Systems Inc (a)	75,088	1,672
SVB Financial Group (a)	39,318	4,100
			Science Applications International Corp	31,517	1,673
Synovus Financial Corp	96,230	2,999	Synopsys Inc (a)	115,430	5,485
TCF Financial Corp	129,974	1,773	VeriFone Systems Inc (a)	83,919	2,388
Trustmark Corp	51,503	1,262			$45,801
Umpqua Holdings Corp	167,821	2,657
Valley National Bancorp	170,348	1,611	Cosmetics & Personal Care - 0.46%
Webster Financial Corp	69,644	2,552	Avon Products Inc	331,733	1,562
		$63,002	Edgewell Personal Care Co	45,216	3,711
					$5,273
Beverages - 0.10%
Boston Beer Co Inc/The (a)	7,210	1,125	Distribution & Wholesale - 1.58%
			Fossil Group Inc (a)	31,530	1,277
			Ingram Micro Inc	113,019	3,950
Biotechnology - 0.76%			LKQ Corp (a)	233,259	7,476
Bio-Rad Laboratories Inc (a)	15,878	2,252
			Pool Corp	32,025	2,799
Charles River Laboratories International Inc	35,588	2,821	Watsco Inc	19,618	2,638
(a)
United Therapeutics Corp (a)	34,548	3,635			$18,140
		$8,708	Diversified Financial Services - 2.86%
			CBOE Holdings Inc	62,309	3,861
Building Materials - 1.34%			CoreLogic Inc/United States (a)	67,226	2,385
Eagle Materials Inc	37,563	2,784	Eaton Vance Corp	87,393	3,018
Fortune Brands Home & Security Inc	120,051	6,652	Federated Investors Inc	71,990	2,275
Lennox International Inc	30,306	4,090	Janus Capital Group Inc	111,873	1,633
Louisiana-Pacific Corp (a)	109,063	1,854
			MarketAxess Holdings Inc	28,584	3,509
		$15,380	Raymond James Financial Inc	97,534	5,088
Chemicals - 3.17%			SEI Investments Co	104,718	5,035
			SLM Corp (a)	324,758	2,199
Albemarle Corp	85,510	5,657
			Stifel Financial Corp (a)	52,949	1,742
Ashland Inc	48,163	5,375
Cabot Corp	47,503	2,318	Waddell & Reed Financial Inc	62,281	1,267
Minerals Technologies Inc	26,559	1,591	WisdomTree Investments Inc	86,246	939
NewMarket Corp	7,582	3,079			$32,951
Olin Corp	125,780	2,741
See accompanying notes			286

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Electric - 2.88%			Gas (continued)
Alliant Energy Corp	86,436	$6,095	ONE Gas Inc	39,834	$2,329
Black Hills Corp	38,998	2,363	Questar Corp	133,317	3,342
Great Plains Energy Inc	117,419	3,667	UGI Corp	130,961	5,270
Hawaiian Electric Industries Inc	81,986	2,680	Vectren Corp	63,053	3,080
IDACORP Inc	38,315	2,787	WGL Holdings Inc	37,973	2,578
MDU Resources Group Inc	148,749	2,984			$28,160
OGE Energy Corp	152,128	4,502
PNM Resources Inc	60,678	1,922	Hand & Machine Tools - 0.58%
Talen Energy Corp (a)	48,954	571	Kennametal Inc	60,692	1,419
Westar Energy Inc	107,885	5,568	Lincoln Electric Holdings Inc	49,005	3,071
		$33,139	Regal Beloit Corp	34,027	2,192
					$6,682
Electrical Components & Equipment - 1.43%
Acuity Brands Inc	33,352	8,134	Healthcare - Products - 3.92%
			ABIOMED Inc (a)	29,728	2,888
Belden Inc	31,985	2,020	Align Technology Inc (a)	55,198	3,985
Energizer Holdings Inc	47,100	2,048
Hubbell Inc	40,627	4,297	Bio-Techne Corp	28,331	2,640
			Cooper Cos Inc/The	36,863	5,643
		$16,499	Halyard Health Inc (a)	35,510	1,000
Electronics - 3.56%			Hill-Rom Holdings Inc	43,288	2,093
Arrow Electronics Inc (a)	69,278	4,302	IDEXX Laboratories Inc (a)	68,284	5,760
Avnet Inc	99,995	4,112	LivaNova PLC (a)	32,392	1,708
FEI Co	31,128	2,771	ResMed Inc	106,680	5,953
Gentex Corp	220,068	3,530	STERIS PLC	65,420	4,623
Jabil Circuit Inc	145,157	2,520	Teleflex Inc	31,706	4,939
Keysight Technologies Inc (a)	130,501	3,403	West Pharmaceutical Services Inc	55,102	3,923
Knowles Corp (a)	67,370	901			$45,155
Mettler-Toledo International Inc (a)	20,553	7,357
National Instruments Corp	76,897	2,120	Healthcare - Services - 1.68%
			Amsurg Corp (a)	40,800	3,304
Tech Data Corp (a)	26,717	1,835
			Community Health Systems Inc (a)	85,899	1,639
Trimble Navigation Ltd (a)	191,130	4,578
			LifePoint Health Inc (a)	32,857	2,220
Vishay Intertechnology Inc	103,270	1,256	MEDNAX Inc (a)	71,455	5,094
Woodward Inc	42,449	2,301	Molina Healthcare Inc (a)	31,252	1,618
		$40,986	Tenet Healthcare Corp (a)	75,057	2,378
Engineering & Construction - 0.59%			WellCare Health Plans Inc (a)	33,611	3,025
AECOM (a)	116,255	3,777			$19,278
Granite Construction Inc	30,024	1,339
KBR Inc	108,308	1,685	Home Builders - 1.29%
			CalAtlantic Group Inc	58,211	1,884
		$6,801
			KB Home	64,447	874
Entertainment - 0.49%			MDC Holdings Inc	29,866	735
Cinemark Holdings Inc	80,360	2,785	NVR Inc (a)	2,779	4,617
DreamWorks Animation SKG Inc (a)	54,432	2,173	Thor Industries Inc	34,783	2,227
International Speedway Corp	20,348	681	Toll Brothers Inc (a)	118,109	3,224
		$5,639	TRI Pointe Group Inc (a)	111,005	1,288
					$14,849
Environmental Control - 0.82%
Clean Harbors Inc (a)	39,932	1,972	Home Furnishings - 0.25%
MSA Safety Inc	24,198	1,164	Tempur Sealy International Inc (a)	47,554	2,885
Waste Connections Inc	93,238	6,273
		$9,409
			Housewares - 0.72%
Food - 3.11%			Scotts Miracle-Gro Co/The	34,618	2,450
Dean Foods Co	69,844	1,203	Toro Co/The	41,480	3,586
Flowers Foods Inc	142,316	2,727	Tupperware Brands Corp	38,469	2,234
Hain Celestial Group Inc/The (a)	78,540	3,288			$8,270
Ingredion Inc	54,762	6,303
			Insurance - 5.24%
Lancaster Colony Corp	14,806	1,725	Alleghany Corp (a)	11,765	6,133
Post Holdings Inc (a)	48,826	3,508
			American Financial Group Inc/OH	54,090	3,738
Snyder's-Lance Inc	60,221	1,925
Sprouts Farmers Market Inc (a)	107,667	3,022	Arthur J Gallagher & Co	134,855	6,209
SUPERVALU Inc (a)	202,564	1,019	Aspen Insurance Holdings Ltd	46,453	2,153
			Brown & Brown Inc	87,644	3,077
Tootsie Roll Industries Inc	13,707	488
TreeHouse Foods Inc (a)	42,960	3,798	CNO Financial Group Inc	136,810	2,513
United Natural Foods Inc (a)	38,333	1,367	Endurance Specialty Holdings Ltd	46,901	3,001
WhiteWave Foods Co/The (a)	134,335	5,402	Everest Re Group Ltd	32,523	6,013
			First American Financial Corp	83,100	2,993
		$35,775	Genworth Financial Inc (a)	379,235	1,301
Forest Products & Paper - 0.16%			Hanover Insurance Group Inc/The	32,619	2,797
Domtar Corp	47,730	1,844	Kemper Corp	36,752	1,138
			Mercury General Corp	27,735	1,467
			Old Republic International Corp	185,651	3,433
Gas - 2.45%			Primerica Inc	36,616	1,815
Atmos Energy Corp	77,740	5,640	Reinsurance Group of America Inc	49,677	4,730
National Fuel Gas Co	64,591	3,585	RenaissanceRe Holdings Ltd	32,866	3,645
New Jersey Resources Corp	65,455	2,336
See accompanying notes			287

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Insurance (continued)			Oil & Gas (continued)
WR Berkley Corp	74,707	$4,184	Ensco PLC	222,668	$2,663
		$60,340	Gulfport Energy Corp (a)	93,717	2,933
			HollyFrontier Corp	134,468	4,787
Internet - 0.25%			Murphy USA Inc (a)	29,845	1,714
comScore Inc (a)	35,830	1,097
WebMD Health Corp (a)	28,551	1,791	Nabors Industries Ltd	214,522	2,102
			Noble Corp plc	185,267	2,081
		$2,888	Patterson-UTI Energy Inc	112,109	2,214
Iron & Steel - 1.42%			QEP Resources Inc	145,407	2,607
Allegheny Technologies Inc	82,967	1,356	Rowan Cos Plc	95,088	1,789
Carpenter Technology Corp	35,677	1,263	SM Energy Co	51,860	1,616
Commercial Metals Co	88,549	1,587	Western Refining Inc	51,425	1,376
			WPX Energy Inc (a)	178,379	1,723
Reliance Steel & Aluminum Co	54,745	4,049
Steel Dynamics Inc	185,254	4,670			$31,778
United States Steel Corp	111,436	2,130	Oil & Gas Services - 0.82%
Worthington Industries Inc	34,679	1,309	Dril-Quip Inc (a)	28,911	1,874
		$16,364	NOW Inc (a)	81,735	1,476
Leisure Products & Services - 0.68%			Oceaneering International Inc	74,540	2,732
Brunswick Corp/DE	69,344	3,331	Oil States International Inc (a)	39,193	1,358
Polaris Industries Inc	46,018	4,504	Superior Energy Services Inc	115,331	1,944
		$7,835			$9,384

Machinery - Construction & Mining - 0.55%			Packaging & Containers - 1.23%
Joy Global Inc	74,602	1,589	Bemis Co Inc	72,130	3,620
Oshkosh Corp	55,694	2,721	Greif Inc - Class A	19,573	679
Terex Corp	82,729	1,976	Packaging Corp of America	71,799	4,658
		$6,286	Silgan Holdings Inc	30,824	1,564
			Sonoco Products Co	76,909	3,606
Machinery - Diversified - 2.14%					$14,127
AGCO Corp	54,015	2,888
Cognex Corp	64,663	2,298	Pharmaceuticals - 1.01%
			Akorn Inc (a)	61,020	1,553
Graco Inc	41,986	3,291
			Catalent Inc (a)	74,938	2,213
IDEX Corp	57,841	4,737
Nordson Corp	40,808	3,131	Owens & Minor Inc	47,753	1,738
			Prestige Brands Holdings Inc (a)	40,196	2,282
Wabtec Corp/DE	70,031	5,808
Zebra Technologies Corp (a)	39,726	2,485	VCA Inc (a)	61,525	3,874
		$24,638			$11,660

Media - 1.30%			Publicly Traded Investment Fund - 0.68%
AMC Networks Inc (a)	46,399	3,027	iShares Core S&P Mid-Cap ETF	53,433	7,792
Cable One Inc	3,345	1,535
FactSet Research Systems Inc	31,378	4,730	Real Estate - 0.46%
John Wiley & Sons Inc	37,012	1,835	Alexander & Baldwin Inc	35,052	1,340
Meredith Corp	28,736	1,475	Jones Lang LaSalle Inc	34,344	3,956
New York Times Co/The	93,493	1,199			$5,296
Time Inc	79,874	1,174
		$14,975	REITS - 9.70%
			Alexandria Real Estate Equities Inc	55,897	5,196
Metal Fabrication & Hardware - 0.38%			American Campus Communities Inc	99,260	4,442
Timken Co/The	53,039	1,890	Camden Property Trust	66,221	5,346
Valmont Industries Inc	17,358	2,437	Care Capital Properties Inc	63,838	1,703
		$4,327	Communications Sales & Leasing Inc	91,725	2,131
Mining - 0.44%			Corporate Office Properties Trust	72,009	1,849
Compass Minerals International Inc	25,702	1,927	Corrections Corp of America	89,313	2,717
Royal Gold Inc	49,714	3,113	DCT Industrial Trust Inc	67,284	2,716
		$5,040	Douglas Emmett Inc	106,627	3,460
			Duke Realty Corp	263,500	5,763
Miscellaneous Manufacturers - 2.19%			EPR Properties	48,225	3,177
AO Smith Corp	56,888	4,393	Equity One Inc	69,093	1,955
AptarGroup Inc	47,872	3,638	First Industrial Realty Trust Inc	88,619	2,033
Carlisle Cos Inc	48,901	4,983	Healthcare Realty Trust Inc	77,861	2,358
CLARCOR Inc	37,135	2,183	Highwoods Properties Inc	73,210	3,421
Crane Co	37,706	2,095	Hospitality Properties Trust	115,445	2,954
Donaldson Co Inc	93,976	3,071	Kilroy Realty Corp	70,234	4,552
ITT Corp	68,179	2,616	Lamar Advertising Co	62,531	3,879
Trinity Industries Inc	116,444	2,272	LaSalle Hotel Properties	86,031	2,056
		$25,251	Liberty Property Trust	111,381	3,887
			Mack-Cali Realty Corp	68,250	1,744
Office Furnishings - 0.25%			Mid-America Apartment Communities Inc	57,462	5,500
Herman Miller Inc	45,582	1,375
			National Retail Properties Inc	107,445	4,702
HNI Corp	33,639	1,471
			Omega Healthcare Investors Inc	126,117	4,259
		$2,846	Post Properties Inc	40,866	2,344
Oil & Gas - 2.76%			Potlatch Corp	30,989	1,091
Denbury Resources Inc	267,242	1,032	Rayonier Inc	93,496	2,308
Energen Corp	73,933	3,141	Regency Centers Corp	74,354	5,480
See accompanying notes			288

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

REITS (continued)			Software (continued)
Senior Housing Properties Trust	180,901	$3,180	j2 Global Inc	35,220	$2,237
Sovran Self Storage Inc	30,014	3,188	Jack Henry & Associates Inc	60,075	4,868
Tanger Factory Outlet Centers Inc	72,212	2,533	MSCI Inc	67,727	5,143
Taubman Centers Inc	45,887	3,187	PTC Inc (a)	87,248	3,181
Urban Edge Properties	70,343	1,825	Rackspace Hosting Inc (a)	84,819	1,940
Weingarten Realty Investors	86,869	3,207	SYNNEX Corp	22,068	1,822
WP Glimcher Inc	141,165	1,481	Tyler Technologies Inc (a)	25,073	3,671
		$111,624	Ultimate Software Group Inc/The (a)	21,975	4,320
					$53,323
Retail - 6.00%
Abercrombie & Fitch Co	51,195	1,368	Telecommunications - 1.01%
American Eagle Outfitters Inc	126,613	1,812	ARRIS International PLC (a)	136,797	3,115
Ascena Retail Group Inc (a)	130,050	1,146	Ciena Corp (a)	98,414	1,656
Big Lots Inc	37,748	1,731	InterDigital Inc/PA	26,659	1,519
Brinker International Inc	43,502	2,015	NeuStar Inc (a)	40,959	962
Buffalo Wild Wings Inc (a)	14,343	1,917	Plantronics Inc	25,572	983
Cabela's Inc (a)	36,680	1,913	Polycom Inc (a)	102,012	1,219
Casey's General Stores Inc	29,748	3,332	Telephone & Data Systems Inc	72,015	2,130
Cheesecake Factory Inc/The	34,384	1,754			$11,584
Chico's FAS Inc	101,844	1,284
Copart Inc (a)	77,641	3,326	Transportation - 1.03%
			Genesee & Wyoming Inc (a)	43,382	2,825
Cracker Barrel Old Country Store Inc	18,236	2,670	Kirby Corp (a)	40,988	2,616
CST Brands Inc	57,602	2,176
Dick's Sporting Goods Inc	68,621	3,180	Landstar System Inc	32,314	2,118
			Old Dominion Freight Line Inc (a)	52,358	3,458
Domino's Pizza Inc	37,951	4,588
Dunkin' Brands Group Inc	69,830	3,247	Werner Enterprises Inc	34,025	862
GameStop Corp	79,734	2,615			$11,879
Guess? Inc	48,499	890	Trucking & Leasing - 0.13%
HSN Inc	24,292	1,288	GATX Corp	32,070	1,473
Jack in the Box Inc	26,420	1,785
JC Penney Co Inc (a)	233,180	2,164
Kate Spade & Co (a)	97,589	2,511	Water- 0.37%
MSC Industrial Direct Co Inc	36,732	2,847	Aqua America Inc	134,866	4,270
Office Depot Inc (a)	376,386	2,213
Panera Bread Co (a)	17,517	3,757	TOTAL COMMON STOCKS		$1,131,217
Restoration Hardware Holdings Inc (a)	28,390	1,228	INVESTMENT COMPANIES - 2.59%	Shares Held Value (000's)
Vista Outdoor Inc (a)	46,556	2,234
			Publicly Traded Investment Fund - 2.59%
Wendy's Co/The	166,664	1,810	BlackRock Liquidity Funds FedFund Portfolio	29,782,198	29,782
Williams-Sonoma Inc	62,965	3,701
World Fuel Services Corp	53,933	2,520	TOTAL INVESTMENT COMPANIES		$29,782
		$69,022
			Total Investments		$1,160,999
Savings & Loans - 0.88%			Other Assets and Liabilities - (0.92)%		$(10,620)
First Niagara Financial Group Inc	270,268	2,854	TOTAL NET ASSETS - 100.00%		$1,150,379
New York Community Bancorp Inc	370,497	5,569
Washington Federal Inc	69,750	1,694
		$10,117	(a) Non-Income Producing Security

Semiconductors - 1.94%
Advanced Micro Devices Inc (a)	489,466	1,738
Cree Inc (a)	76,887	1,885	Portfolio Summary (unaudited)
Cypress Semiconductor Corp	239,624	2,164	Sector		Percent
Fairchild Semiconductor International Inc (a)	86,520	1,730	Financial		24.62%
Integrated Device Technology Inc (a)	103,124	1,988	Industrial		17.90%
Intersil Corp	101,139	1,182	Consumer, Non-cyclical		14.16%
IPG Photonics Corp (a)	27,799	2,409	Consumer, Cyclical		13.16%
Microsemi Corp (a)	85,616	2,893	Technology		10.55%
Silicon Laboratories Inc (a)	29,439	1,378	Utilities		5.70%
Synaptics Inc (a)	27,932	1,999	Basic Materials		5.19%
Teradyne Inc	155,658	2,943	Energy		3.81%
		$22,309	Exchange Traded Funds		3.27%
			Communications		2.56%
Shipbuilding - 0.45%			Other Assets and Liabilities		(0.92)%
Huntington Ingalls Industries Inc	35,662	5,163	TOTAL NET ASSETS		100.00%

Software - 4.63%
ACI Worldwide Inc (a)	90,708	1,813
Acxiom Corp (a)	59,208	1,301
Allscripts Healthcare Solutions Inc (a)	144,238	1,933
ANSYS Inc (a)	67,192	6,099
Broadridge Financial Solutions Inc	90,525	5,417
CDK Global Inc	118,286	5,627
CommVault Systems Inc (a)	31,998	1,400
Fair Isaac Corp	23,903	2,551

See accompanying notes			289

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2016 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; June 2016	Long	143	$20,822	$20,854	$32
Total					$32
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
MidCap Value Fund I
April 30, 2016 (unaudited)

COMMON STOCKS - 95.91%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.11%			Biotechnology (continued)
Clear Channel Outdoor Holdings Inc	1,693	$8	Charles River Laboratories International Inc	4,156	$330
			(a)
Interpublic Group of Cos Inc/The	76,407	1,753
		$1,761	Vertex Pharmaceuticals Inc (a)	79,967	6,744
					$7,323
Aerospace & Defense - 0.96%
Harris Corp	32,579	2,607	Building Materials - 1.85%
L-3 Communications Holdings Inc	79,288	10,428	Armstrong Flooring Inc (a)	2,060	30
Orbital ATK Inc	5,034	438	Fortune Brands Home & Security Inc	142,691	7,907
Spirit AeroSystems Holdings Inc (a)	2,772	131	GCP Applied Technologies Inc (a)	3,580	79
Triumph Group Inc	32,628	1,181	Martin Marietta Materials Inc	69,276	11,724
		$14,785	Owens Corning	36,694	1,690
			Vulcan Materials Co	65,896	7,092
Agriculture - 0.03%					$28,522
Bunge Ltd	7,310	457
			Chemicals - 2.82%
			Airgas Inc	2,685	382
Airlines - 0.03%			Albemarle Corp	5,711	378
Copa Holdings SA	2,260	144	Ashland Inc	63,140	7,047
JetBlue Airways Corp (a)	16,928	335
			Axalta Coating Systems Ltd (a)	201,912	5,748
		$479	Cabot Corp	4,449	217
Apparel - 0.50%			Celanese Corp	187,728	13,272
Hanesbrands Inc	188,524	5,473	CF Industries Holdings Inc	4,429	146
Ralph Lauren Corp	24,037	2,240	Eastman Chemical Co	68,446	5,228
		$7,713	FMC Corp	20,392	883
			Huntsman Corp	102,415	1,612
Automobile Manufacturers - 0.08%			Mosaic Co/The	195,758	5,479
PACCAR Inc	19,773	1,165	Platform Specialty Products Corp (a)	7,270	75
			RPM International Inc	15,880	802
Automobile Parts & Equipment - 0.23%			Westlake Chemical Corp	38,332	1,924
Allison Transmission Holdings Inc	80,141	2,309	WR Grace & Co	3,580	275
Goodyear Tire & Rubber Co/The	19,936	578			$43,468
Lear Corp	1,936	223	Coal - 0.02%
Visteon Corp	5,730	456	CONSOL Energy Inc	15,465	233
		$3,566

Banks - 7.31%			Commercial Services - 1.06%
Associated Banc-Corp	11,259	205	Aaron's Inc	4,043	106
Bank of Hawaii Corp	29,792	2,038	ADT Corp/The	12,855	540
BankUnited Inc	49,557	1,710	Aramark	10,090	338
BOK Financial Corp	1,997	120	Booz Allen Hamilton Holding Corp	21,952	605
CIT Group Inc	12,563	434	Cintas Corp	2,690	241
Citizens Financial Group Inc	948,774	21,679	Equifax Inc	10,650	1,281
Comerica Inc	219,176	9,731	Graham Holdings Co	235	112
Commerce Bancshares Inc/MO	71,256	3,336	H&R Block Inc	769	16
Cullen/Frost Bankers Inc	3,691	236	KAR Auction Services Inc	102,659	3,860
East West Bancorp Inc	55,924	2,096	ManpowerGroup Inc	6,070	468
Fifth Third Bancorp	85,622	1,568	Nielsen Holdings PLC	106,560	5,555
First Horizon National Corp	54,520	768	Quanta Services Inc (a)	8,810	209
First Republic Bank/CA	7,226	508	RR Donnelley & Sons Co	67,276	1,171
Fulton Financial Corp	70,248	983	Service Corp International/US	43,930	1,172
Huntington Bancshares Inc/OH	2,046,089	20,584	ServiceMaster Global Holdings Inc (a)	17,060	654
KeyCorp	65,715	808	Square Inc (a)	634	9
M&T Bank Corp	141,948	16,796	TransUnion (a)	1,354	40
Northern Trust Corp	53,662	3,814	Vectrus Inc (a)	3,027	65
PacWest Bancorp	22,419	896			$16,442
Popular Inc	154,332	4,587
Regions Financial Corp	147,006	1,379	Computers - 1.71%
Signature Bank/New York NY (a)	206	28	Amdocs Ltd	12,881	729
SunTrust Banks Inc	86,303	3,603	Brocade Communications Systems Inc	1,611,668	15,488
SVB Financial Group (a)	970	101	Computer Sciences Corp	12,540	415
Synovus Financial Corp	126,585	3,944	CSRA Inc	63,992	1,661
TCF Financial Corp	112,553	1,536	DST Systems Inc	625	75
			Genpact Ltd (a)	2,753	77
Zions Bancorporation	339,167	9,334
			IHS Inc (a)	1,078	133
		$112,822
			Leidos Holdings Inc	35,069	1,739
Beverages - 0.91%			Lexmark International Inc	4,520	174
Brown-Forman Corp - A Shares	112	12	Lumentum Holdings Inc (a)	11,424	289
Brown-Forman Corp - B Shares	560	53	NCR Corp (a)	23,042	671
Dr Pepper Snapple Group Inc	21,823	1,984	NetApp Inc	15,756	372
Molson Coors Brewing Co	125,896	12,040	SanDisk Corp	10,561	793
		$14,089	Science Applications International Corp	862	46
			Synopsys Inc (a)	12,155	578
Biotechnology - 0.47%			Teradata Corp (a)	22,529	570
Alnylam Pharmaceuticals Inc (a)	850	57
Bio-Rad Laboratories Inc (a)	1,353	192
See accompanying notes			291

Schedule of Investments
MidCap Value Fund I
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Electrical Components & Equipment (continued)
Western Digital Corp	62,775	$2,566	Energizer Holdings Inc	12,470	$542
		$26,376	Hubbell Inc	44,966	4,756
			SPX Corp	17,780	286
Consumer Products - 0.53%					$9,478
Avery Dennison Corp	37,187	2,700
Clorox Co/The	43,685	5,471	Electronics - 0.81%
		$8,171	Agilent Technologies Inc	70,827	2,899
			Arrow Electronics Inc (a)	16,973	1,054
Cosmetics & Personal Care - 0.61%			Avnet Inc	10,630	437
Avon Products Inc	29,459	139	Fitbit Inc (a)	1,608	29
Edgewell Personal Care Co	113,977	9,354	FLIR Systems Inc	5,211	157
		$9,493	Garmin Ltd	6,029	257
Distribution & Wholesale - 0.04%			Gentex Corp	315,298	5,057
Fossil Group Inc (a)	743	30	Jabil Circuit Inc	46,159	802
			Keysight Technologies Inc (a)	4,433	116
Ingram Micro Inc	11,664	408
WESCO International Inc (a)	3,200	188	National Instruments Corp	6,498	179
		$626	PerkinElmer Inc	22,725	1,146
			Trimble Navigation Ltd (a)	12,654	303
Diversified Financial Services - 4.25%			Tyco International Plc	2,678	103
Air Lease Corp	6,539	199			$12,539
Alliance Data Systems Corp (a)	32,865	6,682
Ally Financial Inc (a)	22,762	405	Energy - Alternate Sources - 0.02%
			First Solar Inc (a)	5,263	294
Ameriprise Financial Inc	25,095	2,406
CoreLogic Inc/United States (a)	25,339	899	TerraForm Power Inc	3,495	37
E*TRADE Financial Corp (a)	166,542	4,193			$331
FNF Group	26,473	845	Engineering & Construction - 0.22%
Interactive Brokers Group Inc - A Shares	3,775	143	AECOM (a)	9,105	296
Intercontinental Exchange Inc	6,675	1,603	Chicago Bridge & Iron Co NV ADR	6,798	274
Invesco Ltd	19,187	595	Fluor Corp	23,052	1,260
Legg Mason Inc	5,336	171	Jacobs Engineering Group Inc (a)	10,011	446
Nasdaq Inc	9,989	616	KBR Inc	48,931	761
Navient Corp	22,918	313	SBA Communications Corp (a)	3,338	344
OneMain Holdings Inc (a)	24,780	789
					$3,381
Raymond James Financial Inc	286,519	14,948
Santander Consumer USA Holdings Inc (a)	5,517	73	Entertainment - 0.09%
SEI Investments Co	13,670	657	Dolby Laboratories Inc	3,886	185
SLM Corp (a)	1,652,567	11,188	Gaming and Leisure Properties Inc	28,592	938
Synchrony Financial (a)	614,927	18,799	International Game Technology PLC	2,757	48
TD Ameritrade Holding Corp	1,942	58	Penn National Gaming Inc (a)	13,859	223
Waddell & Reed Financial Inc	827	17			$1,394
		$65,599
			Environmental Control - 0.94%
Electric - 7.22%			Republic Services Inc	115,456	5,434
AES Corp/VA	74,897	836	Waste Connections Inc	134,682	9,062
Alliant Energy Corp	17,162	1,210			$14,496
Ameren Corp	298,144	14,311
Avangrid Inc	3,777	151	Food- 2.68%
			Blue Buffalo Pet Products Inc (a)	832	21
Calpine Corp (a)	16,803	265
CMS Energy Corp	48,370	1,968	Campbell Soup Co	62,472	3,855
Consolidated Edison Inc	49,137	3,666	ConAgra Foods Inc	357,278	15,920
DTE Energy Co	38,134	3,400	Flowers Foods Inc	1,200	23
			Hain Celestial Group Inc/The (a)	69,300	2,901
Edison International	137,544	9,726
Entergy Corp	59,518	4,474	Ingredion Inc	22,806	2,625
Eversource Energy	53,200	3,003	JM Smucker Co/The	9,068	1,152
FirstEnergy Corp	423,667	13,808	Kellogg Co	50,862	3,906
			Pilgrim's Pride Corp (a)	3,687	99
Great Plains Energy Inc	16,867	527
Hawaiian Electric Industries Inc	7,003	229	Pinnacle Foods Inc	9,880	421
			Safeway, Inc. - CVR - Casa Ley (a),(b)	86,307	—
ITC Holdings Corp	5,017	221
MDU Resources Group Inc	12,688	254	Safeway, Inc. - CVR - Property Development	86,307	—
			Centers (a),(b),(c)
NRG Energy Inc	20,591	311
OGE Energy Corp	10,196	302	Sysco Corp	53,985	2,487
PG&E Corp	157,323	9,156	Tyson Foods Inc	19,577	1,288
Pinnacle West Capital Corp	109,904	7,984	Whole Foods Market Inc	229,081	6,662
PPL Corp	265,528	9,995			$41,360
Public Service Enterprise Group Inc	69,802	3,220	Forest Products & Paper - 0.27%
SCANA Corp	162,013	11,129	Domtar Corp	22,274	861
Talen Energy Corp (a)	6,062	71
			International Paper Co	77,669	3,360
TECO Energy Inc	11,968	332			$4,221
WEC Energy Group Inc	24,021	1,398
Westar Energy Inc	126,068	6,506	Gas- 2.88%
Xcel Energy Inc	77,024	3,083	AGL Resources Inc	10,739	707
		$111,536	Atmos Energy Corp	110,294	8,002
			CenterPoint Energy Inc	228,856	4,909
Electrical Components & Equipment - 0.61%			National Fuel Gas Co	10,464	581
AMETEK Inc	80,972	3,894
See accompanying notes			292

Schedule of Investments
MidCap Value Fund I
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Gas (continued)			Insurance (continued)
NiSource Inc	56,926	$1,292	Assurant Inc	3,449	$292
ONE Gas Inc	452	26	Assured Guaranty Ltd	191,219	4,946
Questar Corp	125,548	3,148	Axis Capital Holdings Ltd	10,068	536
Sempra Energy	206,502	21,342	Brown & Brown Inc	58,259	2,046
UGI Corp	46,792	1,883	Cincinnati Financial Corp	13,548	895
Vectren Corp	52,176	2,549	CNA Financial Corp	2,526	80
		$44,439	Endurance Specialty Holdings Ltd	120,564	7,713
			Erie Indemnity Co	2,544	240
Hand & Machine Tools - 1.10%			Everest Re Group Ltd	75,337	13,929
Kennametal Inc	66,285	1,550	Genworth Financial Inc (a)	137,680	472
Lincoln Electric Holdings Inc	829	52	Hanover Insurance Group Inc/The	35,995	3,087
Regal Beloit Corp	3,050	196	Hartford Financial Services Group Inc/The	61,153	2,714
Stanley Black &Decker Inc	135,298	15,143	Kemper Corp	32,382	1,003
		$16,941	Lincoln National Corp	331,422	14,401
Healthcare - Products - 2.46%			Loews Corp	14,438	573
Alere Inc (a)	1,972	77	Markel Corp (a)	636	572
Bio-Techne Corp	9,904	923	Mercury General Corp	16,508	873
Boston Scientific Corp (a)	62,928	1,379	Old Republic International Corp	198,408	3,668
Cooper Cos Inc/The	794	122	ProAssurance Corp	86,951	4,151
DENTSPLY SIRONA Inc	20,612	1,229	Progressive Corp/The	85,455	2,786
Hill-Rom Holdings Inc	8,053	389	Reinsurance Group of America Inc	6,096	580
Hologic Inc (a)	33,860	1,137	RenaissanceRe Holdings Ltd	54,865	6,085
Patterson Cos Inc	55,298	2,397	Torchmark Corp	28,574	1,654
QIAGEN NV (a)	18,237	410	Unum Group	20,920	716
St Jude Medical Inc	147,347	11,228	Validus Holdings Ltd	76,308	3,517
Teleflex Inc	3,359	523	Voya Financial Inc	41,163	1,336
VWR Corp (a)	894	24	White Mountains Insurance Group Ltd	404	335
Zimmer Biomet Holdings Inc	156,985	18,174	WR Berkley Corp	228,118	12,775
		$38,012	XL Group PLC	221,606	7,253
					$123,168
Healthcare - Services - 2.29%
Anthem Inc	6,727	947	Internet - 3.07%
Brookdale Senior Living Inc (a)	18,615	344	Expedia Inc	106,134	12,287
Centene Corp (a)	123,015	7,622	F5 Networks Inc (a)	57,909	6,066
Community Health Systems Inc (a)	61,963	1,182	IAC/InterActiveCorp	171,986	7,970
DaVita HealthCare Partners Inc (a)	56,231	4,156	Match Group Inc (a)	228,476	2,605
Laboratory Corp of America Holdings (a)	134,056	16,799	Pandora Media Inc (a)	291,991	2,899
LifePoint Health Inc (a)	2,615	177	Symantec Corp	933,250	15,534
MEDNAX Inc (a)	18,487	1,318	Zillow Group Inc - C Shares (a)	2,318	56
Quest Diagnostics Inc	14,805	1,113			$47,417
Universal Health Services Inc	12,569	1,680	Iron & Steel - 0.84%
		$35,338	Nucor Corp	237,100	11,802
Holding Companies - Diversified - 0.02%			Reliance Steel & Aluminum Co	6,528	483
Leucadia National Corp	14,447	241	Steel Dynamics Inc	19,074	481
			United States Steel Corp	9,769	187
					$12,953
Home Builders - 0.21%
DR Horton Inc	14,982	450	Leisure Products & Services - 0.08%
Lennar Corp - A Shares	7,486	339	Brunswick Corp/DE	2,781	134
Lennar Corp - B Shares	704	25	Harley-Davidson Inc	6,784	324
NVR Inc (a)	1,206	2,004	Norwegian Cruise Line Holdings Ltd (a)	912	45
PulteGroup Inc	18,548	341	Royal Caribbean Cruises Ltd	8,739	676
Toll Brothers Inc (a)	5,841	160			$1,179
		$3,319
			Lodging - 0.48%
Home Furnishings - 0.24%			Choice Hotels International Inc	28,175	1,427
Leggett & Platt Inc	45,118	2,224	Hyatt Hotels Corp (a)	2,231	107
Whirlpool Corp	8,502	1,480	MGM Resorts International (a)	276,652	5,893
		$3,704	Wynn Resorts Ltd	458	40
					$7,467
Housewares - 0.08%
Newell Brands Inc	25,289	1,152	Machinery - Construction & Mining - 0.07%
Scotts Miracle-Gro Co/The	468	33	Babcock & Wilcox Enterprises Inc (a)	6,492	148
Tupperware Brands Corp	916	53	Joy Global Inc	7,310	156
		$1,238	Oshkosh Corp	13,458	657
			Terex Corp	7,318	175
Insurance - 7.98%					$1,136
Alleghany Corp (a)	815	425
Allied World Assurance Co Holdings AG	59,056	2,101	Machinery - Diversified - 0.17%
American Financial Group Inc/OH	36,596	2,529	AGCO Corp	5,093	272
American National Insurance Co	8,198	952	BWX Technologies Inc	11,931	399
AmTrust Financial Services Inc	6,063	151	Flowserve Corp	3,676	179
Arch Capital Group Ltd (a)	13,614	960	IDEX Corp	5,146	422
Arthur J Gallagher & Co	242,294	11,155	Manitowoc Co Inc/The	11,478	65
Aspen Insurance Holdings Ltd	122,267	5,667	Manitowoc Foodservice Inc (a)	10,324	155
See accompanying notes			293

Schedule of Investments
MidCap Value Fund I
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Machinery - Diversified (continued)			Oil & Gas (continued)
Roper Technologies Inc	3,149	$554	Energen Corp	38,305	$1,627
SPX FLOW Inc (a)	4,266	128	Ensco PLC	188,565	2,255
Xylem Inc/NY	9,234	386	EP Energy Corp (a)	5,296	26
		$2,560	EQT Corp	30,766	2,157
			Gulfport Energy Corp (a)	374,245	11,714
Media - 1.58%			Helmerich & Payne Inc	13,948	923
Cable One Inc	245	113	Hess Corp	19,427	1,158
Cablevision Systems Corp	8,830	295	HollyFrontier Corp	169,002	6,017
Discovery Communications Inc - A Shares (a)	123,292	3,367
			Kosmos Energy Ltd (a)	12,829	83
Discovery Communications Inc - C Shares (a)	3,915	105
			Marathon Oil Corp	204,584	2,883
Gannett Co Inc	28,908	487	Murphy Oil Corp	40,870	1,461
John Wiley & Sons Inc	18,172	901	Murphy USA Inc (a)	7,695	442
Liberty Braves Group - A Shares (a)	708	11
Liberty Braves Group - C Shares (a)	6,062	90	Nabors Industries Ltd	140,340	1,375
			Newfield Exploration Co (a)	294,196	10,665
Liberty Broadband Corp - C Shares (a)	4,501	258
Liberty Media Group - A Shares (a)	1,770	32	Noble Corp plc	17,653	198
Liberty Media Group - C Shares (a)	15,154	273	Noble Energy Inc	30,263	1,093
Liberty SiriusXM Group - A Shares (a)	7,082	232	Patterson-UTI Energy Inc	10,574	209
Liberty SiriusXM Group - C Shares (a)	212,097	6,791	PBF Energy Inc	7,008	226
			Pioneer Natural Resources Co	96,979	16,109
News Corp - A Shares	25,717	319	QEP Resources Inc	84,700	1,518
News Corp - B Shares	20,816	270	Range Resources Corp	8,038	355
Scripps Networks Interactive Inc	26,801	1,671	Rice Energy Inc (a)	36,102	625
Starz (a)	37,110	1,010
			Rowan Cos Plc	135,542	2,550
TEGNA Inc	58,039	1,356	Seadrill Ltd (a)	29,106	139
Tribune Media Co	5,375	207	SM Energy Co	5,791	180
Viacom Inc - B Shares	160,321	6,557	Southwestern Energy Co (a)	25,934	348
		$24,345	Tesoro Corp	61,469	4,898
			Whiting Petroleum Corp (a)	22,530	270
Metal Fabrication & Hardware - 0.03%
			WPX Energy Inc (a)	48,379	467
Timken Co/The	5,358	191
Valmont Industries Inc	1,692	237			$99,970
		$428	Oil & Gas Services - 1.54%
Mining - 0.25%			Baker Hughes Inc	97,375	4,709
			Dril-Quip Inc (a)	3,579	231
Alcoa Inc	66,542	743
			FMC Technologies Inc (a)	115,895	3,534
Freeport-McMoRan Inc	63,732	892
Newmont Mining Corp	51,593	1,804	Frank's International NV	3,678	61
Royal Gold Inc	4,152	261	National Oilwell Varco Inc	219,179	7,899
			NOW Inc (a)	7,563	137
Tahoe Resources Inc	13,519	191
		$3,891	Oceaneering International Inc	43,943	1,611
			RPC Inc	4,487	68
Miscellaneous Manufacturers - 2.45%			Superior Energy Services Inc	37,353	630
AO Smith Corp	3,883	300	Targa Resources Corp	40,348	1,632
AptarGroup Inc	3,507	267	Weatherford International PLC (a)	405,871	3,300
Carlisle Cos Inc	12,030	1,226			$23,812
Colfax Corp (a)	6,641	215
Crane Co	10,010	556	Packaging & Containers - 0.70%
Donaldson Co Inc	1,555	51	Ball Corp	28,881	2,062
Dover Corp	11,693	768	Bemis Co Inc	44,731	2,245
			Crown Holdings Inc (a)	36,462	1,931
Ingersoll-Rand PLC	297,326	19,486
ITT Corp	6,382	245	Graphic Packaging Holding Co	10,151	135
Parker-Hannifin Corp	3,860	448	Owens-Illinois Inc (a)	21,814	402
Pentair PLC	9,126	530	Sonoco Products Co	57,351	2,689
Textron Inc	293,473	11,352	WestRock Co	33,385	1,397
Trinity Industries Inc	122,897	2,398			$10,861
		$37,842	Pharmaceuticals - 0.92%
			Alkermes PLC (a)	1,664	66
Office & Business Equipment - 0.17%
Pitney Bowes Inc	8,605	180	Cardinal Health Inc	11,658	915
			Endo International PLC (a)	32,089	867
Xerox Corp	250,995	2,410
			Express Scripts Holding Co (a)	4,759	351
		$2,590
			Herbalife Ltd (a)	677	39
Oil & Gas - 6.48%			Mallinckrodt PLC (a)	25,114	1,570
Anadarko Petroleum Corp	181,249	9,563	Perrigo Co PLC	94,826	9,167
Antero Resources Corp (a)	5,312	150	Premier Inc (a)	7,505	254
Cabot Oil & Gas Corp	286,620	6,707	Quintiles Transnational Holdings Inc (a)	1,789	123
California Resources Corp	32,339	71	VCA Inc (a)	13,412	844
Cheniere Energy Inc (a)	12,044	468
					$14,196
Chesapeake Energy Corp (a)	39,141	269
Cimarex Energy Co	83,159	9,054	Pipelines - 0.26%
Cobalt International Energy Inc (a)	119,523	386	Columbia Pipeline Group Inc	139,845	3,583
Concho Resources Inc (a)	6,561	762	ONEOK Inc	12,332	446
CVR Energy Inc	1,584	38			$4,029
Denbury Resources Inc	24,089	93	Real Estate - 0.11%
Diamond Offshore Drilling Inc	5,100	124	Alexander & Baldwin Inc	2,651	101
Diamondback Energy Inc	3,626	314
See accompanying notes			294

Schedule of Investments
MidCap Value Fund I
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Real Estate (continued)			REITS (continued)
Four Corners Property Trust Inc	10,053	$179	Weingarten Realty Investors	81,607	$3,013
Jones Lang LaSalle Inc	1,259	145	Welltower Inc	14,162	983
Realogy Holdings Corp (a)	33,923	1,212	Weyerhaeuser Co	32,474	1,043
RMR Group Inc/The	913	23	WP Carey Inc	5,744	350
		$1,660			$195,632

REITS - 12.67%			Retail - 3.23%
Alexandria Real Estate Equities Inc	21,018	1,954	Best Buy Co Inc	20,416	655
American Campus Communities Inc	12,076	540	Cabela's Inc (a)	2,967	155
American Capital Agency Corp	71,606	1,315	Coach Inc	29,835	1,201
American Homes 4 Rent	13,519	214	CST Brands Inc	1,092	41
Annaly Capital Management Inc	232,914	2,427	Darden Restaurants Inc	29,967	1,866
Apartment Investment & Management Co	15,767	632	Dick's Sporting Goods Inc	2,204	102
Apple Hospitality REIT Inc	12,598	238	Dillard's Inc	1,406	99
AvalonBay Communities Inc	16,122	2,850	DSW Inc	9,378	231
Boston Properties Inc	6,533	842	Foot Locker Inc	2,553	157
Brandywine Realty Trust	12,094	181	GameStop Corp	7,448	244
Brixmor Property Group Inc	558,985	14,115	Gap Inc/The	209,003	4,845
Camden Property Trust	15,010	1,212	Genuine Parts Co	31,046	2,980
Care Capital Properties Inc	21,262	567	JC Penney Co Inc (a)	20,768	193
CBL & Associates Properties Inc	55,203	645	Kohl's Corp	46,715	2,069
Chimera Investment Corp	304,577	4,325	L Brands Inc	19,737	1,545
Columbia Property Trust Inc	7,558	168	Liberty Interactive Corp QVC Group (a)	341,945	8,959
Communications Sales & Leasing Inc	8,491	197	Macy's Inc	159,350	6,309
Corporate Office Properties Trust	10,877	279	MSC Industrial Direct Co Inc	2,613	203
Corrections Corp of America	19,777	602	Nu Skin Enterprises Inc	3,024	123
DDR Corp	826,165	14,458	Penske Automotive Group Inc	1,939	76
Digital Realty Trust Inc	5,848	515	PVH Corp	6,239	596
Douglas Emmett Inc	41,585	1,350	Rite Aid Corp (a)	20,550	165
Duke Realty Corp	144,016	3,150	Sally Beauty Holdings Inc (a)	216,465	6,797
Empire State Realty Trust Inc	5,205	96	Staples Inc	280,809	2,864
Equity Commonwealth (a)	75,711	2,113	Tiffany & Co	1,391	99
Equity LifeStyle Properties Inc	6,819	467	Vista Outdoor Inc (a)	4,970	238
Essex Property Trust Inc	4,974	1,096	Wendy's Co/The	14,260	155
Federal Realty Investment Trust	55,839	8,492	Williams-Sonoma Inc	114,106	6,707
Forest City Realty Trust Inc	15,317	318	World Fuel Services Corp	4,369	204
General Growth Properties Inc	117,701	3,299			$49,878
HCP Inc	23,459	794
Healthcare Trust of America Inc	34,449	995	Savings & Loans - 0.26%
Hospitality Properties Trust	58,321	1,492	First Niagara Financial Group Inc	26,208	277
Host Hotels & Resorts Inc	71,673	1,134	New York Community Bancorp Inc	24,642	370
Iron Mountain Inc	40,962	1,496	People's United Financial Inc	190,048	2,945
Kilroy Realty Corp	4,467	290	Washington Federal Inc	17,351	422
Kimco Realty Corp	200,125	5,628			$4,014
Liberty Property Trust	41,219	1,439	Semiconductors - 2.10%
Macerich Co/The	12,354	940	Analog Devices Inc	55,532	3,127
MFA Financial Inc	1,478,360	10,216	Applied Materials Inc	23,822	488
Mid-America Apartment Communities Inc	97,767	9,358	Cree Inc (a)	7,145	175
National Retail Properties Inc	39,914	1,747	Cypress Semiconductor Corp	18,610	168
NorthStar Realty Europe Corp	13,940	166	Intersil Corp	237,791	2,780
NorthStar Realty Finance Corp	39,270	502	Lam Research Corp	3,971	303
Omega Healthcare Investors Inc	6,753	228	Marvell Technology Group Ltd	30,886	308
Outfront Media Inc	9,333	202	Maxim Integrated Products Inc	297,545	10,629
Paramount Group Inc	12,461	208	NVIDIA Corp	37,534	1,334
Piedmont Office Realty Trust Inc	11,056	220	ON Semiconductor Corp (a)	37,795	358
Post Properties Inc	52,845	3,031	Teradyne Inc	169,138	3,198
Prologis Inc	196,633	8,930	Xilinx Inc	220,845	9,514
Rayonier Inc	8,439	208			$32,382
Realty Income Corp	19,010	1,125
Regency Centers Corp	59,881	4,413	Software - 1.84%
Retail Properties of America Inc	126,885	2,029	Activision Blizzard Inc	35,394	1,220
RLJ Lodging Trust	449,747	9,476	Allscripts Healthcare Solutions Inc (a)	8,064	108
Senior Housing Properties Trust	26,931	474	ANSYS Inc (a)	24,284	2,204
SL Green Realty Corp	10,009	1,051	Atlassian Corp PLC (a)	582	13
Spirit Realty Capital Inc	22,473	257	Autodesk Inc (a)	3,008	180
Starwood Property Trust Inc	830,648	16,081	Black Knight Financial Services Inc (a)	448	14
Tanger Factory Outlet Centers Inc	16,904	593	CA Inc	38,169	1,132
Taubman Centers Inc	9,649	670	Dun & Bradstreet Corp/The	6,956	768
Two Harbors Investment Corp	110,668	866	Fidelity National Information Services Inc	299,365	19,698
UDR Inc	20,014	699	First Data Corp (a)	3,028	35
Urban Edge Properties	12,202	317	Nuance Communications Inc (a)	17,131	294
Ventas Inc	253,192	15,728	Paychex Inc	52,791	2,752
VEREIT Inc	46,209	410	SS&C Technologies Holdings Inc	650	40
Vornado Realty Trust	189,829	18,173			$28,458
See accompanying notes			295

Schedule of Investments
MidCap Value Fund I
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			Portfolio Summary (unaudited)
			Sector		Percent
Telecommunications - 1.38%
ARRIS International PLC (a)	7,968	$181	Financial		32.58%
			Consumer, Non-cyclical		12.14%
AT&T Inc	33,374	1,296
			Utilities		11.05%
CenturyLink Inc	160,190	4,958
CommScope Holding Co Inc (a)	4,099	125	Industrial		10.01%
EchoStar Corp (a)	3,340	137	Energy		8.32%
			Communications		6.14%
Frontier Communications Corp	59,293	330
			Consumer, Cyclical		5.83%
Juniper Networks Inc	131,023	3,066
Level 3 Communications Inc (a)	17,722	926	Technology		5.64%
			Exchange Traded Funds		4.83%
Motorola Solutions Inc	27,577	2,073
Sprint Corp (a)	49,042	168	Basic Materials		4.18%
			Diversified		0.02%
Telephone & Data Systems Inc	68,205	2,017
United States Cellular Corp (a)	3,508	149	Other Assets and Liabilities		(0.74)%
Viavi Solutions Inc (a)	898,577	5,850	TOTAL NET ASSETS		100.00%
Zayo Group Holdings Inc (a)	1,225	32
		$21,308

Textiles - 0.04%
Mohawk Industries Inc (a)	3,047	587

Toys, Games & Hobbies - 0.50%
Hasbro Inc	2,399	203
Mattel Inc	242,545	7,541
		$7,744

Transportation - 0.08%
Genesee & Wyoming Inc (a)	2,292	149
Golar LNG Ltd	5,883	98
Kansas City Southern	5,615	532
Kirby Corp (a)	3,704	236
Ryder System Inc	3,593	248
Teekay Corp	3,282	37
		$1,300

Trucking & Leasing - 0.02%
AMERCO	314	111
GATX Corp	2,897	133
		$244

Water - 0.95%
American Water Works Co Inc	152,439	11,091
Aqua America Inc	113,819	3,604
		$14,695
TOTAL COMMON STOCKS		$1,480,804
INVESTMENT COMPANIES - 4.83%	Shares Held Value (000's)

Publicly Traded Investment Fund - 4.83%
BlackRock Liquidity Funds FedFund Portfolio	38,889,691	38,890
Cash Account Trust - Government & Agency	568,097	568
Portfolio - Government Cash Managed
First American Government Obligations Fund	35,099,970	35,100
		$74,558
TOTAL INVESTMENT COMPANIES		$74,558
Total Investments		$1,555,362
Other Assets and Liabilities - (0.74)%		$(11,424)
TOTAL NET ASSETS - 100.00%		$1,543,938

(a) Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$0 or 0.00% of net assets.
(c)	Security is Illiquid. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

Futures Contracts

					Unrealized
Type	Long/Short Contracts		Notional Value	Fair Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; June 2016	Long	525	$74,745	$76,561	$1,816
Total					$1,816

Amounts in thousands except contracts

See accompanying notes		296

Schedule of Investments
MidCap Value Fund III
April 30, 2016 (unaudited)

COMMON STOCKS - 94.49%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.00%			Building Materials - 2.87%
Clear Channel Outdoor Holdings Inc	1,073	$6	Armstrong Flooring Inc (a)	1,466	$21
			CRH PLC ADR	457,154	13,308
			Fortune Brands Home & Security Inc	3,720	206
Aerospace & Defense - 2.67%			Martin Marietta Materials Inc	2,078	352
Harris Corp	3,674	294	Owens Corning	410,984	18,934
L-3 Communications Holdings Inc	4,190	551	Vulcan Materials Co	5,716	615
Orbital ATK Inc	60,751	5,285			$33,436
Spirit AeroSystems Holdings Inc (a)	527,442	24,869
Triumph Group Inc	2,281	83	Chemicals - 3.50%
		$31,082	Airgas Inc	1,895	270
			Albemarle Corp	4,028	266
Agriculture - 1.77%			Ashland Inc	2,059	230
Bunge Ltd	5,132	321	Cabot Corp	265,339	12,946
Reynolds American Inc	408,453	20,259	Celanese Corp	7,526	532
		$20,580	Eastman Chemical Co	91,509	6,989
Airlines - 0.03%			FMC Corp	315,112	13,632
Copa Holdings SA	1,587	101	Huntsman Corp	3,844	61
JetBlue Airways Corp (a)	11,937	236	Mosaic Co/The	18,146	508
			Platform Specialty Products Corp (a)	5,171	53
		$337
			Westlake Chemical Corp	105,039	5,272
Apparel - 1.47%					$40,759
Hanesbrands Inc	581,345	16,877
Ralph Lauren Corp	2,029	189	Coal - 0.01%
		$17,066	CONSOL Energy Inc	10,900	164

Automobile Manufacturers - 0.01%
PACCAR Inc	2,499	147	Commercial Services - 2.11%
			Aaron's Inc	2,868	75
			ADT Corp/The	9,066	381
Automobile Parts & Equipment - 1.17%			Aramark	2,468	83
Allison Transmission Holdings Inc	4,443	128	Booz Allen Hamilton Holding Corp	628	17
Goodyear Tire & Rubber Co/The	461,660	13,374	Equifax Inc	63,500	7,636
Lear Corp	1,364	157	Graham Holdings Co	164	78
		$13,659	H&R Block Inc	560	11
			KAR Auction Services Inc	3,379	127
Banks - 6.05%
			ManpowerGroup Inc	4,281	330
Associated Banc-Corp	7,974	145
			Nielsen Holdings PLC	4,118	215
Bank of Hawaii Corp	2,324	159	Quanta Services Inc (a)	240,199	5,697
BankUnited Inc	5,133	177
			RR Donnelley & Sons Co	5,624	98
BOK Financial Corp	1,421	86	Square Inc (a)	403	6
Capital One Financial Corp	181,795	13,160
			Total System Services Inc	191,822	9,810
CIT Group Inc	8,861	306	TransUnion (a)	931	28
Citizens Financial Group Inc	16,982	388
Comerica Inc	6,379	283			$24,592
Commerce Bancshares Inc/MO	4,421	207	Computers - 2.74%
Cullen/Frost Bankers Inc	2,599	166	Amdocs Ltd	260,353	14,720
East West Bancorp Inc	232,463	8,716	Brocade Communications Systems Inc	20,936	201
Fifth Third Bancorp	699,546	12,808	Computer Sciences Corp	6,621	219
First Republic Bank/CA	5,099	359	CSRA Inc	6,734	175
Huntington Bancshares Inc/OH	29,029	292	DST Systems Inc	444	54
KeyCorp	140,643	1,729	IHS Inc (a)	764	94
M&T Bank Corp	5,722	677	Leidos Holdings Inc	74,585	3,700
Northern Trust Corp	11,723	833	Lexmark International Inc	3,160	122
PacWest Bancorp	5,576	223	Lumentum Holdings Inc (a)	2,604	66
Popular Inc	158,018	4,696	NCR Corp (a)	6,582	192
Regions Financial Corp	48,123	451	NetApp Inc	11,111	263
Signature Bank/New York NY (a)	146	20	SanDisk Corp	7,450	560
SunTrust Banks Inc	462,920	19,323	Synopsys Inc (a)	233,191	11,081
SVB Financial Group (a)	687	72	Teradata Corp (a)	1,876	47
Synovus Financial Corp	6,448	201	Western Digital Corp	11,124	455
TCF Financial Corp	8,571	117			$31,949
Valley National Bancorp	495,791	4,690
Zions Bancorporation	7,284	200	Consumer Products - 0.69%
		$70,484	Avery Dennison Corp	107,549	7,809
			Clorox Co/The	1,812	227
Beverages - 0.05%					$8,036
Brown-Forman Corp - A Shares	94	10
Brown-Forman Corp - B Shares	290	28	Cosmetics & Personal Care - 0.02%
Molson Coors Brewing Co	5,662	541	Avon Products Inc	19,725	93
		$579	Edgewell Personal Care Co	2,235	183
					$276
Biotechnology - 0.02%
Alnylam Pharmaceuticals Inc (a)	601	40	Distribution & Wholesale - 0.73%
Bio-Rad Laboratories Inc (a)	951	135	Fossil Group Inc (a)	529	21
		$175	Ingram Micro Inc	239,224	8,362

See accompanying notes

Schedule of Investments
MidCap Value Fund III
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Distribution & Wholesale (continued)			Energy - Alternate Sources - 0.02%
WESCO International Inc (a)	2,252	$132	First Solar Inc (a)	3,712	$207
		$8,515	TerraForm Power Inc	2,490	27
					$234
Diversified Financial Services - 5.18%
Air Lease Corp	4,562	139	Engineering & Construction - 1.66%
Ally Financial Inc (a)	15,932	284	AECOM (a)	6,350	206
Ameriprise Financial Inc	119,136	11,425	Chicago Bridge & Iron Co NV ADR	4,793	193
CoreLogic Inc/United States (a)	2,549	90	Fluor Corp	236,545	12,929
Discover Financial Services	245,096	13,791	Jacobs Engineering Group Inc (a)	7,061	315
E*TRADE Financial Corp (a)	10,412	262	KBR Inc	348,948	5,430
FNF Group	41,221	1,315	SBA Communications Corp (a)	2,356	243
Interactive Brokers Group Inc - A Shares	2,648	101			$19,316
Intercontinental Exchange Inc	2,699	648
Invesco Ltd	13,530	420	Entertainment - 0.70%
Legg Mason Inc	3,290	106	Dolby Laboratories Inc	2,733	130
Nasdaq Inc	7,045	435	Gaming and Leisure Properties Inc	3,736	123
Navient Corp	835,802	11,425	International Game Technology PLC	1,859	32
Raymond James Financial Inc	7,531	393	SeaWorld Entertainment Inc	394,818	7,869
Santander Consumer USA Holdings Inc (a)	3,997	53			$8,154
SLM Corp (a)	920,165	6,229
			Environmental Control - 0.08%
Synchrony Financial (a)	430,448	13,159
			Republic Services Inc	12,755	600
TD Ameritrade Holding Corp	1,373	41	Waste Connections Inc	4,440	299
Waddell & Reed Financial Inc	544	11			$899
		$60,327
			Food- 2.40%
Electric - 6.93%			Blue Buffalo Pet Products Inc (a)	625	16
AES Corp/VA	24,458	273	Campbell Soup Co	4,334	267
Alliant Energy Corp	6,540	461	ConAgra Foods Inc	13,223	589
Ameren Corp	8,710	418	Flowers Foods Inc	854	16
Avangrid Inc	2,650	106	Ingredion Inc	113,526	13,065
Calpine Corp (a)	11,875	187	JM Smucker Co/The	6,045	768
CMS Energy Corp	15,890	646	Kellogg Co	888	68
Consolidated Edison Inc	15,286	1,140	Pilgrim's Pride Corp (a)	2,597	70
DTE Energy Co	6,427	573	Pinnacle Foods Inc	6,968	297
Edison International	16,821	1,189	Safeway, Inc. - CVR - Casa Ley (a),(b)	8,276	—
Entergy Corp	9,897	744	Safeway, Inc. - CVR - Property Development	8,276	—
Eversource Energy	11,384	643	Centers (a),(b),(c)
FirstEnergy Corp	312,354	10,180	Sysco Corp	19,927	918
Great Plains Energy Inc	7,089	221	Tyson Foods Inc	178,706	11,763
Hawaiian Electric Industries Inc	4,941	162	Whole Foods Market Inc	3,374	98
ITC Holdings Corp	3,519	155			$27,935
MDU Resources Group Inc	8,953	180
NRG Energy Inc	14,435	218	Forest Products & Paper - 0.01%
OGE Energy Corp	7,197	213	Domtar Corp	3,160	122
Pinnacle West Capital Corp	185,869	13,503	International Paper Co	748	33
PPL Corp	464,798	17,495			$155
Public Service Enterprise Group Inc	420,289	19,388
			Gas- 1.17%
SCANA Corp	8,507	584	AGL Resources Inc	7,573	499
TECO Energy Inc	8,441	234	Atmos Energy Corp	73,691	5,346
WEC Energy Group Inc	11,314	659	CenterPoint Energy Inc	251,792	5,401
Westar Energy Inc	5,086	263	National Fuel Gas Co	3,891	216
Xcel Energy Inc	272,123	10,894	NiSource Inc	20,195	459
		$80,729	Questar Corp	8,113	203
Electrical Components & Equipment - 0.03%			Sempra Energy	8,873	917
Energizer Holdings Inc	2,875	125	UGI Corp	10,903	439
Hubbell Inc	1,801	191	Vectren Corp	3,796	185
		$316			$13,665

Electronics - 1.69%			Hand & Machine Tools - 1.47%
Agilent Technologies Inc	11,956	489	Kennametal Inc	4,014	94
Arrow Electronics Inc (a)	5,387	335	Lincoln Electric Holdings Inc	614	39
Avnet Inc	7,497	308	Regal Beloit Corp	2,161	139
Fitbit Inc (a)	1,144	21	Stanley Black &Decker Inc	150,244	16,815
FLIR Systems Inc	2,853	86			$17,087
Garmin Ltd	4,251	181
			Healthcare - Products - 1.15%
Gentex Corp	7,487	120	Alere Inc (a)	1,402	55
Jabil Circuit Inc	7,901	137
Keysight Technologies Inc (a)	1,624	43	Bio-Techne Corp	1,004	93
			Boston Scientific Corp (a)	44,301	971
National Instruments Corp	4,322	119	Cooper Cos Inc/The	553	85
PerkinElmer Inc	5,579	281
Trimble Navigation Ltd (a)	8,798	211	DENTSPLY SIRONA Inc	5,975	356
			Hill-Rom Holdings Inc	222	11
Tyco International Plc	451,675	17,399	Patterson Cos Inc	1,795	78
		$19,730	QIAGEN NV (a)	12,861	289

See accompanying notes			298

Schedule of Investments
MidCap Value Fund III
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Products (continued)			Insurance (continued)
St Jude Medical Inc	133,558	$10,177	XL Group PLC	10,958	$359
Teleflex Inc	2,371	369			$78,414
VWR Corp (a)	636	17
Zimmer Biomet Holdings Inc	7,777	900	Internet - 0.04%
			Expedia Inc	475	55
		$13,401	Match Group Inc (a)	1,044	12
Healthcare - Services - 3.17%			Symantec Corp	24,441	407
Brookdale Senior Living Inc (a)	6,644	123	Zillow Group Inc - C Shares (a)	1,649	39
Centene Corp (a)	3,048	189			$513
Cigna Corp	130,747	18,114
Community Health Systems Inc (a)	5,432	104	Iron & Steel - 0.12%
DaVita HealthCare Partners Inc (a)	4,502	333	Nucor Corp	11,437	569
Laboratory Corp of America Holdings (a)	2,408	302	Reliance Steel & Aluminum Co	4,604	341
LifePoint Health Inc (a)	137,839	9,312	Steel Dynamics Inc	13,451	339
MEDNAX Inc (a)	2,826	201	United States Steel Corp	6,867	131
Quest Diagnostics Inc	7,655	575			$1,380
Universal Health Services Inc	57,360	7,668	Leisure Products & Services - 2.69%
		$36,921	Brunswick Corp/DE	1,264	61
Holding Companies - Diversified - 0.01%			Harley-Davidson Inc	4,784	229
			Norwegian Cruise Line Holdings Ltd (a)	282,620	13,817
Leucadia National Corp	10,216	170
			Royal Caribbean Cruises Ltd	221,982	17,181
					$31,288
Home Builders - 0.08%
DR Horton Inc	10,565	318	Lodging - 0.04%
			Hyatt Hotels Corp (a)	1,587	76
Lennar Corp - A Shares	5,280	239
			MGM Resorts International (a)	14,800	315
Lennar Corp - B Shares	501	18
PulteGroup Inc	13,087	241	Wynn Resorts Ltd	325	29
Toll Brothers Inc (a)	4,105	112			$420
		$928	Machinery - Construction & Mining - 0.04%
			Babcock & Wilcox Enterprises Inc (a)	2,794	64
Home Furnishings - 1.30%
Whirlpool Corp	86,978	15,146	Joy Global Inc	4,573	97
			Oshkosh Corp	3,503	171
			Terex Corp	5,142	123
Housewares - 0.02%					$455
Newell Brands Inc	4,803	219
Scotts Miracle-Gro Co/The	333	23	Machinery - Diversified - 1.16%
Tupperware Brands Corp	303	18	AGCO Corp	3,590	192
		$260	BWX Technologies Inc	4,682	156
			CNH Industrial NV	1,334,598	10,330
Insurance - 6.73%			Flowserve Corp	2,585	126
Alleghany Corp (a)	576	300	IDEX Corp	239	20
American Financial Group Inc/OH	3,492	241	Manitowoc Co Inc/The	8,164	46
American National Insurance Co	518	60	Manitowoc Foodservice Inc (a)	7,247	109
AmTrust Financial Services Inc	4,252	106	Roper Technologies Inc	2,216	390
Arch Capital Group Ltd (a)	4,453	314	SPX FLOW Inc (a)	63,319	1,897
Arthur J Gallagher & Co	5,839	269	Xylem Inc/NY	6,512	272
Aspen Insurance Holdings Ltd	112,399	5,210			$13,538
Assurant Inc	2,436	206
Assured Guaranty Ltd	7,181	186	Media- 0.70%
Axis Capital Holdings Ltd	6,458	344	Cable One Inc	174	80
Brown & Brown Inc	5,880	206	Cablevision Systems Corp	6,232	208
Cincinnati Financial Corp	9,484	626	Discovery Communications Inc - A Shares (a)	893	24
CNA Financial Corp	1,763	56	Discovery Communications Inc - C Shares (a)	2,785	75
Endurance Specialty Holdings Ltd	148,187	9,481	Gannett Co Inc	5,978	101
Everest Re Group Ltd	80,379	14,862	John Wiley & Sons Inc	2,348	116
Genworth Financial Inc (a)	24,729	85	Liberty Braves Group - A Shares (a)	499	8
Hanover Insurance Group Inc/The	2,283	196	Liberty Braves Group - C Shares (a)	720	11
Hartford Financial Services Group Inc/The	20,793	923	Liberty Broadband Corp - C Shares (a)	3,185	182
Lincoln National Corp	118,717	5,158	Liberty Media Group - A Shares (a)	1,249	23
Loews Corp	10,184	404	Liberty Media Group - C Shares (a)	1,800	32
Markel Corp (a)	449	404	Liberty SiriusXM Group - A Shares (a)	4,997	164
Old Republic International Corp	328,235	6,069	Liberty SiriusXM Group - C Shares (a)	7,199	231
ProAssurance Corp	2,943	140	Meredith Corp	31,303	1,606
Progressive Corp/The	30,570	997	News Corp - A Shares	17,982	223
Reinsurance Group of America Inc	65,401	6,227	News Corp - B Shares	6,178	80
RenaissanceRe Holdings Ltd	1,548	172	Scripps Networks Interactive Inc	73,900	4,608
Torchmark Corp	7,699	446	TEGNA Inc	12,206	285
Unum Group	219,052	7,494	Tribune Media Co	3,810	147
Validus Holdings Ltd	4,373	201			$8,204
Voya Financial Inc	7,717	251
			Metal Fabrication & Hardware - 0.03%
White Mountains Insurance Group Ltd	285	236	Timken Co/The	3,696	132
Willis Towers Watson PLC	128,018	15,989	Valmont Industries Inc	1,187	166
WR Berkley Corp	3,503	196
					$298

See accompanying notes			299

Schedule of Investments
MidCap Value Fund III
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Mining - 0.20%			Oil & Gas Services (continued)
Alcoa Inc	47,018	$525	Frank's International NV	2,620	$44
Freeport-McMoRan Inc	44,945	629	National Oilwell Varco Inc	21,043	758
Newmont Mining Corp	25,756	901	NOW Inc (a)	5,291	96
Royal Gold Inc	2,844	178	Oceaneering International Inc	4,213	154
Tahoe Resources Inc	9,489	134	RPC Inc	3,305	50
		$2,367	Superior Energy Services Inc	7,590	128
			Targa Resources Corp	6,141	248
Miscellaneous Manufacturers - 1.25%			Weatherford International PLC (a)	32,116	261
AptarGroup Inc	2,474	188			$2,090
Carlisle Cos Inc	3,093	315
Colfax Corp (a)	4,675	152	Packaging & Containers - 0.13%
Crane Co	2,523	140	Bemis Co Inc	5,650	284
Donaldson Co Inc	1,106	36	Crown Holdings Inc (a)	4,948	262
Dover Corp	8,246	542	Graphic Packaging Holding Co	7,103	94
Eaton Corp PLC	176,206	11,148	Owens-Illinois Inc (a)	7,061	130
Ingersoll-Rand PLC	8,822	578	Sonoco Products Co	4,861	228
ITT Corp	4,504	173	WestRock Co	12,523	524
Parker-Hannifin Corp	2,723	316			$1,522
Pentair PLC	6,437	374
Textron Inc	11,024	426	Pharmaceuticals - 2.27%
			Alkermes PLC (a)	1,175	47
Trinity Industries Inc	7,258	142
			Cardinal Health Inc	286,587	22,486
		$14,530	Endo International PLC (a)	5,208	140
Office & Business Equipment - 0.06%			Herbalife Ltd (a)	479	28
Pitney Bowes Inc	6,050	127	Mallinckrodt PLC (a)	4,001	250
Xerox Corp	54,442	523	Perrigo Co PLC	4,279	413
		$650	Quintiles Transnational Holdings Inc (a)	44,272	3,058
			VCA Inc (a)	223	14
Oil & Gas - 6.51%
Antero Resources Corp (a)	3,720	105			$26,436
California Resources Corp	23,001	51	Pipelines - 0.78%
Cheniere Energy Inc (a)	8,452	329	Columbia Pipeline Group Inc	22,021	564
Chesapeake Energy Corp (a)	27,589	189	ONEOK Inc	234,062	8,462
Cimarex Energy Co	3,379	368			$9,026
Cobalt International Energy Inc (a)	16,719	54
Concho Resources Inc (a)	4,628	538	Real Estate - 0.02%
CVR Energy Inc	1,128	27	Jones Lang LaSalle Inc	438	51
			Realogy Holdings Corp (a)	3,394	121
Denbury Resources Inc	17,134	66
Devon Energy Corp	201,200	6,978			$172
Diamond Offshore Drilling Inc	326,549	7,922	REITS- 9.33%
Diamondback Energy Inc	2,559	222	Alexandria Real Estate Equities Inc	2,582	240
Energen Corp	4,488	191	American Campus Communities Inc	8,516	381
Ensco PLC	12,137	145	American Capital Agency Corp	11,935	219
EP Energy Corp (a)	3,778	19
			American Homes 4 Rent	9,533	151
EQT Corp	5,469	383	Annaly Capital Management Inc	54,848	571
Helmerich & Payne Inc	133,830	8,849	Apartment Investment & Management Co	9,983	400
Hess Corp	13,702	817	Apple Hospitality REIT Inc	8,883	168
HollyFrontier Corp	9,881	352	AvalonBay Communities Inc	6,761	1,195
Kosmos Energy Ltd (a)	8,128	53
			Boston Properties Inc	475	61
Marathon Oil Corp	41,175	580	Brandywine Realty Trust	8,354	125
Murphy Oil Corp	306,119	10,941	Brixmor Property Group Inc	8,620	218
Murphy USA Inc (a)	1,931	111
			Camden Property Trust	5,464	441
Nabors Industries Ltd	762,235	7,469	Care Capital Properties Inc	4,289	114
Newfield Exploration Co (a)	7,113	258	CBL & Associates Properties Inc	8,166	95
Noble Corp plc	12,475	140	Chimera Investment Corp	9,812	139
Noble Energy Inc	21,354	771	Columbia Property Trust Inc	5,236	117
Patterson-UTI Energy Inc	7,439	147	Communications Sales & Leasing Inc	5,975	139
PBF Energy Inc	444,695	14,310	Corporate Office Properties Trust	232,119	5,961
Pioneer Natural Resources Co	5,788	961	Corrections Corp of America	5,952	181
QEP Resources Inc	10,745	193	DDR Corp	10,875	190
Range Resources Corp	5,669	250	Digital Realty Trust Inc	41,724	3,671
Rice Energy Inc (a)	3,490	60
			Douglas Emmett Inc	7,315	237
Rowan Cos Plc	6,652	125	Duke Realty Corp	21,248	465
Seadrill Ltd (a)	20,702	99
			Empire State Realty Trust Inc	3,701	68
SM Energy Co	3,341	104	Equity Commonwealth (a)	6,587	184
Southwestern Energy Co (a)	18,288	246	Equity LifeStyle Properties Inc	116,600	7,986
Tesoro Corp	118,142	9,414	Essex Property Trust Inc	47,493	10,470
Vermilion Energy Inc	50,700	1,745	Forest City Realty Trust Inc	10,801	224
Whiting Petroleum Corp (a)	9,468	114	General Growth Properties Inc	388,621	10,893
WPX Energy Inc (a)	11,051	107
			HCP Inc	16,546	560
		$75,803	Healthcare Trust of America Inc	5,903	171
Oil & Gas Services - 0.18%			Hospitality Properties Trust	7,202	184
Dril-Quip Inc (a)	2,052	133	Host Hotels & Resorts Inc	881,126	13,940
FMC Technologies Inc (a)	7,140	218	Iron Mountain Inc	4,605	168
See accompanying notes			300

Schedule of Investments
MidCap Value Fund III
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

REITS (continued)			Semiconductors (continued)
Kilroy Realty Corp	3,154	$204	Maxim Integrated Products Inc	6,687	$239
Kimco Realty Corp	578,321	16,263	Microchip Technology Inc	216,433	10,517
Liberty Property Trust	10,197	356	NVIDIA Corp	195,269	6,938
Macerich Co/The	8,183	623	ON Semiconductor Corp (a)	2,311	22
MFA Financial Inc	19,226	133	Teradyne Inc	260,051	4,917
Mid-America Apartment Communities Inc	4,737	453	Xilinx Inc	10,387	448
National Retail Properties Inc	9,115	399			$24,030
Omega Healthcare Investors Inc	4,772	161
Outfront Media Inc	6,526	142	Software - 0.21%
Paramount Group Inc	8,769	146	Activision Blizzard Inc	24,996	862
			Allscripts Healthcare Solutions Inc (a)	5,702	77
Piedmont Office Realty Trust Inc	7,741	154	ANSYS Inc (a)	2,620	238
Post Properties Inc	2,032	117	Atlassian Corp PLC (a)	447	10
Prologis Inc	26,440	1,201	Autodesk Inc (a)	2,108	126
Rayonier Inc	5,952	147	Black Knight Financial Services Inc (a)	243	8
Realty Income Corp	13,376	792
Regency Centers Corp	208,615	15,375	CA Inc	10,747	319
Retail Properties of America Inc	11,983	192	Fidelity National Information Services Inc	5,780	380
			First Data Corp (a)	2,140	24
Senior Housing Properties Trust	11,656	205	Nuance Communications Inc (a)	12,081	208
SL Green Realty Corp	3,557	374
Spirit Realty Capital Inc	15,848	181	Paychex Inc	3,460	180
Starwood Property Trust Inc	11,388	220	SS&C Technologies Holdings Inc	462	28
Taubman Centers Inc	1,945	135			$2,460
Two Harbors Investment Corp	17,705	139	Telecommunications - 0.25%
UDR Inc	190,282	6,645	ARRIS International PLC (a)	5,599	127
Ventas Inc	11,878	738	CenturyLink Inc	28,679	888
VEREIT Inc	32,393	288	CommScope Holding Co Inc (a)	2,820	86
VornadoRealtyTrust	6,747	646	EchoStar Corp (a)	2,338	96
Weingarten Realty Investors	6,240	230	Frontier Communications Corp	41,864	233
Welltower Inc	9,988	693	Juniper Networks Inc	17,247	404
Weyerhaeuser Co	22,899	735	Level 3 Communications Inc (a)	12,531	655
WP Carey Inc	3,738	228	Sprint Corp (a)	34,240	117
		$108,642	Telephone & Data Systems Inc	4,368	129
			United States Cellular Corp (a)	587	25
Retail - 3.59%			Viavi Solutions Inc (a)	12,786	83
Best Buy Co Inc	14,398	462	Zayo Group Holdings Inc (a)	866	22
Cabela's Inc (a)	2,079	108
Coach Inc	8,530	343			$2,865
CST Brands Inc	772	29	Textiles - 0.02%
Darden Restaurants Inc	191,770	11,938	Mohawk Industries Inc (a)	1,021	197
Dick's Sporting Goods Inc	1,568	73
Dillard's Inc	999	70
DSW Inc	3,577	88	Toys, Games & Hobbies - 0.04%
Foot Locker Inc	126,791	7,790	Hasbro Inc	1,688	143
GameStop Corp	5,248	172	Mattel Inc	12,090	376
Genuine Parts Co	1,117	107			$519
JC Penney Co Inc (a)	14,453	134
			Transportation - 1.17%
Kohl's Corp	9,905	439	Genesee & Wyoming Inc (a)	1,609	105
L Brands Inc	155,919	12,207	Golar LNG Ltd	378,891	6,282
Liberty Interactive Corp QVC Group (a)	9,716	255
			Kansas City Southern	3,949	374
Macy's Inc	5,409	214	Kirby Corp (a)	2,613	167
MSC Industrial Direct Co Inc	1,840	143	Ryder System Inc	96,390	6,643
Nu Skin Enterprises Inc	2,112	86	Teekay Corp	2,391	27
Penske Automotive Group Inc	1,371	54			$13,598
PVH Corp	64,399	6,156
Rite Aid Corp (a)	14,531	117	Trucking & Leasing - 0.01%
Staples Inc	34,710	354	AMERCO	224	79
Tiffany & Co	988	70	GATX Corp	2,029	93
Vista Outdoor Inc (a)	2,704	130			$172
Wendy's Co/The	10,021	109
World Fuel Services Corp	3,051	143	Water- 0.06%
			American Water Works Co Inc	6,449	469
		$41,791
			Aqua America Inc	6,378	202
Savings & Loans - 1.82%					$671
First Niagara Financial Group Inc	246,681	2,605	TOTAL COMMON STOCKS		$1,100,463
New York Community Bancorp Inc	763,943	11,482	INVESTMENT COMPANIES - 5.17%	Shares Held Value (000's)
People's United Financial Inc	458,735	7,110
		$21,197	Publicly Traded Investment Fund - 5.17%
			BlackRock Liquidity Funds FedFund Portfolio	5,008,173	5,008
Semiconductors - 2.06%			Cash Account Trust - Government & Agency	382,526	382
Analog Devices Inc	930	52	Portfolio - Government Cash Managed
Applied Materials Inc	16,753	343	First American Government Obligations Fund	37,157,032	37,157
Cree Inc (a)	5,029	123
Lam Research Corp	2,801	214
Marvell Technology Group Ltd	21,782	217

See accompanying notes			301

		Schedule of Investments
		MidCap Value Fund III
		April 30, 2016 (unaudited)

INVESTMENT COMPANIES (continued)	Shares Held Value (000's)
Publicly Traded Investment Fund (continued)
Goldman Sachs Financial Square Funds -	17,606,529	$17,607
Government Fund
		$60,154
TOTAL INVESTMENT COMPANIES		$60,154
Total Investments		$1,160,617
Other Assets and Liabilities - 0.34%		$3,979
TOTAL NET ASSETS - 100.00%		$1,164,596

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.
(c)	Security is Illiquid. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Financial		29.12%
Industrial		14.27%
Consumer, Non-cyclical		13.67%
Consumer, Cyclical		11.89%
Utilities		8.16%
Energy		7.50%
Exchange Traded Funds		5.17%
Technology		5.05%
Basic Materials		3.83%
Communications		0.99%
Diversified		0.01%
Other Assets and Liabilities		0.34%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; June 2016	Long	401	$56,718	$58,478	$1,760
Total					$1,760

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Money Market Fund
April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 5.31%		Shares Held Value (000's)			Principal
				MUNICIPAL BONDS - 5.44%	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 5.31%
BlackRock Liquidity Funds TempFund		15,700,000	$15,700	California - 0.95%
Portfolio				Kern Water Bank Authority (credit support
Deutsche Money Market Series		14,980,000	14,980	from Wells Fargo)
Morgan Stanley Institutional Liquidity Funds -		4,900,000	4,900	0.43%, 05/06/2016(d)	$4,367	$4,367
Government Portfolio				San Francisco City & County Redevelopment
STIT - Liquid Assets Portfolio		18,000,000	18,000	Agency (credit support from Fannie Mae)
			$53,580	0.43%, 05/06/2016(d)	5,200	5,200
TOTAL INVESTMENT COMPANIES			$53,580			$9,567
		Principal		Colorado - 1.56%
BONDS- 8.82%		Amount (000's) Value (000's)		City of Colorado Springs CO Utilities System
Automobile Asset Backed Securities - 2.44%				Revenue (credit support from Mizuho Bank
AmeriCredit Automobile Receivables 2015-4				LTD)
				0.40%, 05/06/2016(d)	7,000	7,000
0.50%, 11/08/2016		$715	$715
AmeriCredit Automobile Receivables Trust				Colorado Housing & Finance
2016-2				Authority (credit support from Federal Home
0.75%, 04/10/2017(a)		5,200	5,200	Loan Bank)
				0.46%, 05/06/2016(a),(d)	7,510	7,510
ARI Fleet Lease Trust 2016-A
0.80%, 03/15/2017(b)		3,718	3,718	County of Kit Carson CO (credit support from
BMW Vehicle Lease Trust 2015-2				Wells Fargo)
0.42%, 10/20/2016(a)		504	504	0.50%, 05/06/2016(d)	1,340	1,340
Capital Auto Receivables Asset Trust 2016-1						$15,850
0.75%, 03/20/2017		2,720	2,719	Illinois - 1.12%
Chrysler Capital Auto Receivables Trust 2015-				Memorial Health System/IL (credit support
B				from JP Morgan Chase & Co)
(b)
0.48%, 11/15/2016		435	435	0.50%, 05/06/2016(d)	11,295	11,295
Ford Credit Auto Lease Trust 2015-B
0.43%, 11/15/2016(a)		703	703
Ford Credit Auto Owner Trust 2016-A				Maryland - 0.79%
0.68%, 02/15/2017		3,348	3,348	City of Baltimore MD (credit support from
GM Financial Automobile Leasing Trust				State Street Bank &Trust)
2015-3				0.40%, 05/06/2016(d)	7,915	7,915
0.45%, 10/20/2016(a)		44	44
Hyundai Auto Lease Securitization Trust				Minnesota - 0.44%
2016	-A			City of St Paul MN (credit support from
0.68%, 02/15/2017(a),(b)		3,163	3,163
				Wells Fargo)
Santander Drive Auto Receivables Trust 2016-				0.43%, 05/06/2016(d)	4,400	4,400
1
0.85%, 02/15/2017		4,054	4,054
			$24,603	New Mexico - 0.27%
				City of Las Cruces NM (credit support from
Banks- 0.71%				Wells Fargo)
Wells Fargo Bank NA				0.43%, 05/06/2016(d)	2,700	2,700
0.80%, 05/22/2017(a)		7,200	7,200

				Oklahoma - 0.31%
Diversified Financial Services - 2.35%				Oklahoma University Hospital (credit support
Corporate Finance Managers Inc				from Bank of America)
0.43%, 05/06/2016(a)		8,700	8,700	0.40%, 05/06/2016(d)	3,100	3,100
MetLife Inc
0.69%, 08/17/2016(a),(c)		15,000	15,000
				TOTAL MUNICIPAL BONDS		$54,827
			$23,700		Principal
Healthcare - Services - 0.89%				COMMERCIAL PAPER - 73.93%	Amount (000's) Value (000's)
Portland Clinic LLP/The				Agriculture - 3.86%
0.40%, 05/06/2016(a)		9,030	9,030
				Archer-Daniels-Midland Co
				0.40%, 05/02/2016(b)	$6,000	$6,000
				0.42%, 05/20/2016(b)	8,000	7,998
Insurance - 1.59%
New York Life Global Funding Company				0.42%, 05/31/2016(b)	7,000	6,998
0.61%, 07/22/2016(a),(c)		16,000	16,000	Philip Morris International Inc
				0.43%, 05/19/2016(b)	8,000	7,998
				0.44%, 05/20/2016(b)	10,000	9,998
Other Asset Backed Securities - 0.84%						$38,992
Dell Equipment Finance Trust 2015-2
0.53%, 10/24/2016(a),(b)		1,837	1,837	Automobile Manufacturers - 1.49%
GreatAmerica Leasing Receivables Funding				Toyota Credit Canada Inc (credit support
LLC Series 2016-1				from Toyota Financial Services)
0.78%, 02/21/2017(b)		2,459	2,459	0.49%, 06/17/2016(d)	8,000	7,995
Volvo Financial Equipment LLC Series 2016-				Toyota Financial Services de Puerto Rico
1				Inc (credit support from Toyota Financial
0.75%, 02/15/2017(b)		4,151	4,151	Services)
			$8,447	0.42%, 05/26/2016(d)	7,000	6,998
TOTAL BONDS			$88,980			$14,993

See accompanying notes

Schedule of Investments
Money Market Fund
April 30, 2016 (unaudited)

	Principal			Principal
COMMERCIAL PAPER (continued)	Amount (000's) Value (000's)		COMMERCIAL PAPER (continued)	Amount (000's) Value (000's)

Banks- 28.57%			Chemicals - 0.79%
Australia & New Zealand Banking Group Ltd			BASF SE
0.55%, 05/03/2016(b),(e)	$7,000	$7,000	0.57%, 05/10/2016(b)	$8,000	$7,999
Bank of Nova Scotia/The
0.93%, 11/10/2016(b),(e)	8,000	7,960
			Commercial Services - 3.96%
Bank of Tokyo-Mitsubishi UFJ Ltd/New York
			Catholic Health Initiatives
NY
			0.58%, 05/26/2016	6,500	6,497
0.45%, 05/03/2016	7,000	7,000
			0.65%, 05/04/2016	5,000	5,000
0.62%, 07/08/2016	7,000	6,992
			0.65%, 06/16/2016	5,500	5,496
BNP Paribas SA/New York NY
			0.65%, 06/23/2016	8,000	7,992
0.30%, 05/02/2016	25,000	25,000
			Salvation Army/United States
Credit Suisse AG/New York NY
			0.50%, 05/05/2016	7,000	7,000
0.76%, 07/01/2016	4,500	4,494
			0.58%, 06/21/2016	8,000	7,993
0.76%, 07/06/2016	7,000	6,990
0.84%, 09/14/2016	7,000	6,978			$39,978
DBS Bank Ltd			Diversified Financial Services - 15.82%
0.59%, 07/08/2016(b),(e)	8,300	8,291	Anglesea Funding LLC
ING US Funding LLC (credit support from			0.38%, 05/06/2016(b)	2,000	2,000
ING Bank)			0.41%, 05/10/2016(b)	8,000	7,999
0.60%, 07/11/2016(d)	6,600	6,592	AXA Financial Inc (credit support from AXA
0.69%, 07/01/2016(d)	5,000	4,994	SA)
0.69%, 07/21/2016(d)	7,000	6,989	0.69%, 06/08/2016(b),(d)	5,000	4,996
0.69%, 08/01/2016(d)	6,000	5,989	CRC Funding LLC
KFW (credit support from Republic of			0.57%, 05/12/2016(b)	2,200	2,200
Germany)			DCAT LLC
0.55%, 07/15/2016(b),(d),(e)	8,000	7,991	0.55%, 05/04/2016	7,000	7,000
Manhattan Asset Funding Co LLC			0.55%, 06/02/2016	10,500	10,495
0.45%, 05/25/2016	6,000	5,998	0.56%, 05/05/2016	8,000	7,999
0.45%, 06/06/2016	4,500	4,498	Fairway Finance Co LLC
0.50%, 06/03/2016	7,000	6,997	0.43%, 05/03/2016(b)	8,000	8,000
0.51%, 05/06/2016	6,000	6,000	Gotham Funding Corp
0.51%, 06/07/2016	2,000	1,999	0.46%, 05/05/2016(b)	8,000	8,000
Mitsubishi UFJ Trust & Banking Corp/NY			0.50%, 05/13/2016(b)	7,000	6,999
0.39%, 05/24/2016	2,000	1,999	0.50%, 05/24/2016(b)	7,000	6,998
0.69%, 05/03/2016	7,000	7,000	Intercontinental Exchange Inc
0.69%, 07/08/2016	2,500	2,497	0.43%, 05/02/2016(b)	7,000	7,000
Mizuho Bank Ltd/NY			0.43%, 05/04/2016(b)	7,000	7,000
0.60%, 07/22/2016(b)	7,300	7,290	0.44%, 05/09/2016(b)	6,000	5,999
0.61%, 05/09/2016(b)	7,000	6,999	0.44%, 05/11/2016(b)	5,000	4,999
0.71%, 05/06/2016(b)	8,000	7,999	Liberty Street Funding LLC
Natixis SA/New York NY			0.49%, 05/09/2016(b)	7,500	7,499
0.30%, 05/02/2016	12,000	12,000	0.51%, 06/07/2016(b)	3,452	3,450
0.35%, 05/06/2016	7,000	7,000	0.58%, 06/13/2016(b)	7,000	6,995
Nordea Bank AB			0.59%, 07/13/2016(b)	6,000	5,993
0.48%, 05/17/2016(b),(e)	8,000	7,998	Nieuw Amsterdam Receivables Corp
Oversea-Chinese Banking Corp Ltd			0.60%, 06/07/2016(b)	8,000	7,995
0.48%, 06/27/2016(e)	8,000	7,994	Ontario Teachers' Finance Trust (credit
Sheffield Receivables Co LLC			support from Ontario Teachers Pension Plan
0.48%, 05/23/2016(b)	8,000	7,998	Board)
0.50%, 06/09/2016(b)	8,000	7,996	0.74%, 08/15/2016(b),(d)	8,000	7,982
Societe Generale SA			Regency Markets No. 1 LLC
0.49%, 05/02/2016(e)	4,500	4,500	0.40%, 05/11/2016(b)	8,000	7,999
Standard Chartered Bank/New York			0.44%, 05/12/2016(b)	7,000	6,999
0.62%, 07/05/2016(b)	6,000	5,993	0.44%, 05/16/2016(b)	7,000	6,999
0.62%, 07/18/2016(b)	8,000	7,989			$159,595
0.70%, 06/01/2016(b)	2,250	2,249
0.70%, 06/28/2016(b)	7,000	6,992	Electric - 3.44%
Sumitomo Mitsui Banking Corp			Engie SA
0.60%, 06/06/2016(b),(e)	7,000	6,996	0.62%, 05/02/2016(b)	6,000	6,000
0.60%, 06/16/2016(b),(e)	8,000	7,994	0.65%, 05/09/2016(b)	700	700
0.67%, 06/22/2016(b),(e)	8,000	7,992	0.66%, 05/31/2016(b)	6,000	5,996
			0.67%, 05/27/2016(b)	8,000	7,996
United Overseas Bank Ltd
0.60%, 05/02/2016(b),(e)	4,000	4,000	Oglethorpe Power Corp
0.72%, 08/30/2016(b),(e)	7,000	6,983	0.60%, 05/10/2016(b)	8,000	7,999
			0.65%, 05/11/2016(b)	6,000	5,999
Westpac Banking Corp
0.86%, 09/26/2016(b),(e)	3,000	2,989			$34,690
		$288,199	Insurance - 3.96%
Beverages - 0.69%			Nationwide Life Insurance Co
			0.50%, 05/12/2016(b)	7,000	6,999
Brown-Forman Corp
0.47%, 06/03/2016(b)	7,000	6,997	0.50%, 05/27/2016(b)	8,000	7,997
			0.50%, 05/31/2016(b)	6,000	5,998
			Prudential PLC
			0.54%, 05/23/2016(b)	8,000	7,997

See accompanying notes

Schedule of Investments
Money Market Fund
April 30, 2016 (unaudited)

	Principal			Principal
COMMERCIAL PAPER (continued)	Amount (000's) Value (000's)		CERTIFICATE OF DEPOSIT (continued)	Amount (000's)	Value (000	's)

Insurance (continued)			Banks (continued)
Prudential PLC (continued)			Bank of Nova Scotia/Houston
0.59%, 07/01/2016(b)	$5,000	$4,995	0.78%, 05/11/2017(a),(e)	$5,800		$5,800
0.61%, 06/01/2016(b)	6,000	5,997				$29,800
		$39,983	TOTAL CERTIFICATE OF DEPOSIT			$29,800
				Maturity
Machinery - Construction & Mining - 0.79%
Caterpillar Financial Services Corp (credit			REPURCHASE AGREEMENTS - 4.96%	Amount (000's)	Value (000	's)
support from Caterpillar Inc)			Banks - 4.96%
0.43%, 06/02/2016(d)	8,000	7,997	Credit Suisse Repurchase Agreement; 0.28%	$20,000		$20,000
			dated 04/29/2016 maturing 05/02/2016
Machinery - Diversified - 0.59%			(collateralized by US Government
John Deere Financial Ltd (credit support from			Security; $20,403,967; 1.75%; dated
John Deere Capital Corp)			09/30/2022
0.37%, 05/04/2016(b),(d)	6,000	6,000	Merrill Lynch Repurchase Agreement; 0.28%	30,000		30,000
			dated 04/29/2016 maturing 05/02/2016
			(collateralized by US Government
Miscellaneous Manufacturers - 0.92%			Securities; $30,600,371; 0.00%; dated
Dover Corp			10/26/2016-07/15/2032)
0.46%, 05/19/2016(b)	2,300	2,299				$50,000
0.60%, 07/18/2016(b)	7,000	6,991
			TOTAL REPURCHASE AGREEMENTS			$50,000
		$9,290	Total Investments			$1,023,034
Oil & Gas - 1.49%			Other Assets and Liabilities - (1.41)%			$(14,208)
Total Capital Canada Ltd (credit support from			TOTAL NET ASSETS - 100.00%			$1,008,826
Total SA)
0.58%, 06/21/2016(b),(d)	7,000	6,994
0.58%, 07/21/2016(b),(d)	8,000	7,990	(a)	Variable Rate. Rate shown is in effect at April 30, 2016.
		$14,984	(b)		Security exempt from registration under Rule 144A of the Securities Act of
			1933. These securities may be resold in transactions exempt from
Pharmaceuticals - 2.08%			registration, normally to qualified institutional buyers. At the end of the
Novartis Finance Corp (credit support from			period, the value of these securities totaled $522,648 or 51.81% of net
Novartis AG)			assets.
0.42%, 05/16/2016(b),(d)	5,000	4,999	(c)		Security is Illiquid. At the end of the period, the value of these securities
0.46%, 06/06/2016(b),(d)	8,000	7,996	totaled $31,000 or 3.07% of net assets.
Novartis Securities Investment Ltd (credit			(d)		Credit support indicates investments that benefit from credit enhancement
support from Novartis AG)			or liquidity support provided by a third party bank, institution, or
0.46%, 07/01/2016(b),(d)	8,000	7,994	government agency.
		$20,989	(e)	Security issued by foreign bank and denominated in USD.

Pipelines - 0.50%
Questar Corp
0.70%, 05/02/2016(b)	5,000	5,000	Portfolio Summary (unaudited)
			Sector			Percent
REITS- 1.11%			Financial			62.02%
Simon Property Group LP			Consumer, Non-cyclical			11.48%
0.40%, 05/24/2016(b)	2,250	2,250	Insured			5.44%
0.40%, 06/02/2016(b)	1,930	1,929	Exchange Traded Funds			5.31%
0.48%, 06/01/2016(b)	7,000	6,997	Utilities			3.44%
		$11,176	Asset Backed Securities			3.28%
			Industrial			2.30%
Supranational Bank - 1.59%			Communications			2.28%
Corp Andina de Fomento			Energy			1.99%
0.50%, 05/13/2016(b)	8,000	7,999	Government			1.59%
0.50%, 06/01/2016(b)	8,000	7,996	Consumer, Cyclical			1.49%
		$15,995	Basic Materials			0.79%
			Other Assets and Liabilities			(1.41)%
Telecommunications - 2.28%
			TOTAL NET ASSETS			100.00%
Telstra Corp Ltd
0.62%, 05/16/2016(b)	8,000	7,998
0.62%, 05/18/2016(b)	8,000	7,997
0.67%, 06/10/2016(b)	7,000	6,995
		$22,990
TOTAL COMMERCIAL PAPER		$745,847
	Principal
CERTIFICATE OF DEPOSIT - 2.95%	Amount (000's) Value (000's)

Banks- 2.95%
Bank of America NA
0.57%, 06/29/2016	8,000	8,000
0.58%, 05/31/2016	8,000	8,000
0.66%, 05/18/2016	8,000	8,000

See accompanying notes

Schedule of Investments
Overseas Fund
April 30, 2016 (unaudited)

COMMON STOCKS - 92.85%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 2.69%			Banks (continued)
Airbus Group SE	420,830	$26,309	Danske Bank A/S	1,065,007	$30,134
BAE Systems PLC	206,059	1,438	Deutsche Bank AG	78,020	1,479
Embraer SA ADR	730,200	16,868	DNB ASA	55,282	707
IHI Corp	8,052,000	17,461	Erste Group Bank AG	806,533	23,217
Meggitt PLC	66,266	398	Fukuoka Financial Group Inc	66,000	226
Rolls-Royce Holdings PLC (a)	1,792,910	17,589	Gunma Bank Ltd/The	32,000	127
		$80,063	Hachijuni Bank Ltd/The	34,900	153
			Hang Seng Bank Ltd	43,200	783
Agriculture - 4.13%			Hiroshima Bank Ltd/The	42,000	152
British American Tobacco PLC	815,811	49,742	Hokuhoku Financial Group Inc	103,000	130
Golden Agri-Resources Ltd	603,500	179	HSBC Holdings PLC	1,107,876	7,342
Imperial Brands PLC	795,931	43,277	HSBC Holdings PLC	1,868,166	12,436
KT&G Corp	194,244	20,927	ING Groep NV	3,487,179	42,729
Philip Morris International Inc	86,900	8,527	Investec PLC	30,879	236
		$122,652	Japan Post Bank Co Ltd	34,600	422
Airlines - 1.16%			Joyo Bank Ltd/The	51,000	178
Cathay Pacific Airways Ltd	101,000	161	KBC Groep NV	243,405	13,695
Japan Airlines Co Ltd	758,500	27,302	Kyushu Financial Group Inc	29,700	156
Ryanair Holdings PLC ADR	87,943	7,119	Lloyds Banking Group PLC	36,324,017	35,652
		$34,582	Mediobanca SpA	48,196	397
			Mitsubishi UFJ Financial Group Inc	721,300	3,329
Apparel - 0.01%			Mizuho Financial Group Inc	1,336,500	2,003
Yue Yuen Industrial Holdings Ltd	63,000	229	National Australia Bank Ltd	148,552	3,048
			Nordea Bank AB	171,822	1,670
			Oversea-Chinese Banking Corp Ltd	113,500	737
Automobile Manufacturers - 2.00%
			Resona Holdings Inc	188,700	667
Bayerische Motoren Werke AG	18,728	1,733	Royal Bank of Scotland Group PLC (a)	196,460	661
Daihatsu Motor Co Ltd	16,300	217
			Shizuoka Bank Ltd/The	44,000	326
Daimler AG	210,584	14,673
			Skandinaviska EnskildaBanken AB	85,926	821
Fiat Chrysler Automobiles NV	3,170,980	25,529
			Societe Generale SA	41,045	1,615
Hino Motors Ltd	11,000	106
			Standard Chartered PLC	185,228	1,497
Honda Motor Co Ltd	104,600	2,823
			Sumitomo Mitsui Financial Group Inc	957,900	28,825
Isuzu Motors Ltd	50,800	543
			Sumitomo Mitsui Trust Holdings Inc	187,070	575
Nissan Motor Co Ltd	159,400	1,414
			Svenska Handelsbanken AB	84,706	1,130
Renault SA	13,221	1,276
			Swedbank AB	51,225	1,106
Toyota Motor Corp	208,600	10,574
			UBS Group AG	1,429,024	24,773
Volkswagen AG	3,026	483
			United Overseas Bank Ltd	1,667,000	22,972
		$59,371
			Westpac Banking Corp	218,244	5,123
Automobile Parts & Equipment - 0.60%			Yamaguchi Financial Group Inc	16,000	149
Aisin Seiki Co Ltd	16,400	637			$439,317
Bridgestone Corp	36,700	1,351
Cie Generale des Etablissements Michelin	12,833	1,340	Beverages - 0.96%
			Coca-Cola Amatil Ltd	24,480	159
GKN PLC	73,254	299
			Diageo PLC	1,026,881	27,763
Hankook Tire Co Ltd	256,579	11,934
			Kirin Holdings Co Ltd	51,700	746
NHK Spring Co Ltd	13,500	119
NOK Corp	8,100	134			$28,668
Nokian Renkaat OYJ	9,785	362	Building Materials - 2.37%
Sumitomo Electric Industries Ltd	48,300	581	Asahi Glass Co Ltd	81,000	475
Sumitomo Rubber Industries Ltd	14,500	221	Cie de Saint-Gobain	555,379	25,449
Toyoda Gosei Co Ltd	5,500	101	CRH PLC	1,045,326	30,441
Toyota Industries Corp	13,900	603	Fletcher Building Ltd	59,035	343
Yokohama Rubber Co Ltd/The	8,700	146	Rinnai Corp	1,100	97
		$17,828	Sumitomo Osaka Cement Co Ltd	3,145,000	13,559
Banks - 14.78%					$70,364
Aozora Bank Ltd	96,000	341	Chemicals - 3.96%
Australia & New Zealand Banking Group Ltd	190,943	3,500	Akzo Nobel NV	720,110	51,162
Banco Bilbao Vizcaya Argentaria SA	183,986	1,264	Asahi Kasei Corp	71,000	486
Banco de Sabadell SA	11,144,088	21,353	BASF SE	69,613	5,759
Banco Santander SA	4,605,023	23,386	Clariant AG (a)	814,845	15,439
Bangkok Bank PCL	753,600	3,573	Evonik Industries AG	11,951	379
Bank of East Asia Ltd/The	101,600	369	Givaudan SA	5,901	11,648
Bank of Kyoto Ltd/The	28,000	188	Israel Chemicals Ltd	43,599	217
Bank of Queensland Ltd	32,123	273	K+S AG	16,359	408
Barclays PLC	17,435,339	43,776	Koninklijke DSM NV	10,263	630
Bendigo & Adelaide Bank Ltd	39,047	275	Kuraray Co Ltd	10,500	133
BNP Paribas SA	551,139	29,188	Linde AG	182,528	27,927
BOC Hong Kong Holdings Ltd	244,800	731	Mitsubishi Chemical Holdings Corp	57,900	302
CaixaBank SA	6,692,869	20,204	Mitsubishi Gas Chemical Co Inc	33,000	181
Chiba Bank Ltd/The	60,000	303	Solvay SA	4,117	417
Commerzbank AG	60,216	565	Syngenta AG	5,257	2,109
Concordia Financial Group Ltd (a)	100,700	485	Yara International ASA	15,284	611
Credit Agricole SA	59,719	661			$117,808
Credit Suisse Group AG (a)	1,150,194	17,504

See accompanying notes

Schedule of Investments
Overseas Fund
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Commercial Services - 1.49%			Engineering & Construction (continued)
Adecco SA	9,374	$605	CIMIC Group Ltd	8,679	$235
Atlantia SpA	12,355	344	Ferrovial SA	26,445	571
Dai Nippon Printing Co Ltd	46,000	432	Skanska AB	32,487	716
Edenred	17,763	350	Tecnicas Reunidas SA	132,176	4,455
Hutchison Port Holdings Trust	484,000	215	Vinci SA	31,238	2,333
RELX NV	2,506,839	42,099			$21,128
Toppan Printing Co Ltd	44,000	376
		$44,421	Entertainment - 0.01%
			Tatts Group Ltd	62,599	178
Distribution & Wholesale - 1.52%
ITOCHU Corp	104,300	1,326
			Environmental Control - 0.00%
Jardine Cycle & Carriage Ltd	713,600	20,402
			Kurita Water Industries Ltd	3,200	77
Li & Fung Ltd	324,000	200
Marubeni Corp	70,500	374
Mitsubishi Corp	89,200	1,499	Food - 2.62%
Mitsui & Co Ltd	112,800	1,378	Aryzta AG (a)	339,560	13,208
Sumitomo Corp	1,864,400	19,711	Casino Guichard Perrachon SA	144,877	8,622
Toyota Tsusho Corp	18,100	410	Charoen Pokphand Foods PCL (c)	25,471,200	17,301
		$45,300	Dairy Crest Group PLC	1,802,163	14,881
			Delhaize Group	7,373	775
Diversified Financial Services - 1.41%			First Pacific Co Ltd/Hong Kong	198,000	125
AerCap Holdings NV (a)	4,937	198
			ICA Gruppen AB	4,469	147
Daiwa Securities Group Inc	94,000	547	J Sainsbury PLC	115,118	487
Deutsche Boerse AG	229,645	18,897	METRO AG	15,236	486
Julius Baer Group Ltd (a)	6,697	287
			Nestle SA	63,124	4,712
Mitsubishi UFJ Lease & Finance Co Ltd	42,100	183	Nisshin Seifun Group Inc	9,060	148
Nomura Holdings Inc	205,400	873	Nissin Foods Holdings Co Ltd	2,700	125
ORIX Corp	97,000	1,372	Orkla ASA	1,647,161	14,379
Shinhan Financial Group Co Ltd	530,601	19,455	Tate & Lyle PLC	39,872	343
		$41,812	Toyo Suisan Kaisha Ltd	2,600	92
			WH Group Ltd (a),(b)	325,000	263
Electric - 3.16%
AGL Energy Ltd	42,405	587	Wilmar International Ltd	164,200	451
AusNet Services	149,973	175	Wm Morrison Supermarkets PLC	189,643	531
Chubu Electric Power Co Inc	42,600	561	Woolworths Ltd	46,730	782
Chugoku Electric Power Co Inc/The	25,300	328			$77,858
CLP Holdings Ltd	121,500	1,123	Forest Products & Paper - 1.15%
E.ON SE	128,992	1,337	DS Smith PLC	5,905,521	32,937
EDP - Energias de Portugal SA	197,968	704	Stora Enso OYJ	47,087	412
Electric Power Development Co Ltd	12,500	377	UPM-Kymmene OYJ	40,451	774
Electricite de France SA	20,671	297			$34,123
Endesa SA	27,153	571
Enel SpA	491,535	2,234	Gas - 0.73%
Engie SA	2,163,455	35,683	Centrica PLC	286,774	1,001
HK Electric Investments & HK Electric	226,500	204	Gas Natural SDG SA	29,938	624
Investments Ltd (b)			National Grid PLC	1,260,047	17,980
Hokuriku Electric Power Co	14,200	186	Osaka Gas Co Ltd	160,000	577
Iberdrola SA	354,164	2,521	Snam SpA	135,398	828
Kansai Electric Power Co Inc/The (a)	60,100	529	Tokyo Gas Co Ltd	129,000	569
Meridian Energy Ltd	109,550	202			$21,579
Mighty River Power Ltd	59,843	126
Origin Energy Ltd	149,555	615	Hand & Machine Tools - 0.85%
Power Assets Holdings Ltd	78,500	747	Fuji Electric Co Ltd	5,765,000	24,531
RWE AG (a)	41,837	627	Sandvik AB	60,313	620
SSE PLC	1,971,108	43,549			$25,151
Terna Rete Elettrica Nazionale SpA	85,275	482	Holding Companies - Diversified - 0.53%
Tokyo Electric Power Co Holdings Inc (a)	61,700	330	China Merchants Holdings International Co	3,717,916	11,028
		$94,095	Ltd
Electrical Components & Equipment - 2.02%			CK Hutchison Holdings Ltd	173,000	2,070
Legrand SA	385,457	21,970	Industrivarden AB	14,031	256
Mabuchi Motor Co Ltd	57,800	2,877	Jardine Matheson Holdings Ltd	15,800	871
Schneider Electric SE	540,435	35,338	NWS Holdings Ltd	129,000	196
		$60,185	Swire Pacific Ltd	50,500	548
			Wendel SA	2,457	284
Electronics - 0.80%			Wharf Holdings Ltd/The	116,000	627
Koninklijke Philips NV	824,684	22,661			$15,880
Kyocera Corp	18,100	898
Nippon Electric Glass Co Ltd	34,000	180	Home Builders - 0.07%
		$23,739	Daiwa House Industry Co Ltd	43,900	1,173
			Sekisui Chemical Co Ltd	35,600	445
Engineering & Construction - 0.71%			Sekisui House Ltd	34,000	590
ACS Actividades de Construccion y Servicios	8,212	272			$2,208
SA
Balfour Beatty PLC (a)	3,424,878	11,967	Insurance - 5.37%
Bouygues SA	17,346	579	Admiral Group PLC	18,054	491

See accompanying notes

Schedule of Investments
Overseas Fund
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Insurance (continued)			Machinery - Diversified - 1.54%
Aegon NV	2,130,379	$12,248	Amada Holdings Co Ltd	29,000	$291
Ageas	17,217	677	CNH Industrial NV	2,509,133	19,290
Allianz SE	33,512	5,701	CNH Industrial NV	604,105	4,676
Assicurazioni Generali SpA	85,625	1,309	FANUC Corp	11,000	1,625
Aviva PLC	6,656,464	42,172	Husqvarna AB	35,596	284
AXA SA	144,560	3,650	Metso OYJ	9,638	232
Baloise Holding AG	4,275	530	OC Oerlikon Corp AG (a)	1,149,842	11,124
CNP Assurances	14,672	250	Sumitomo Heavy Industries Ltd	47,000	198
Dai-ichi Life Insurance Co Ltd/The	46,100	554	Teco Electric and Machinery Co Ltd	10,074,503	7,943
Delta Lloyd NV	1,651,696	8,426			$45,663
Direct Line Insurance Group PLC	117,543	623
Gjensidige Forsikring ASA	17,098	293	Media - 0.10%
Hannover Rueck SE	5,153	589	Axel Springer SE	1,903	107
Helvetia Holding AG	14,810	7,977	Pearson PLC	46,443	547
Insurance Australia Group Ltd	137,535	599	RTL Group SA	3,306	277
			Schibsted ASA - B Shares (a)	3,808	108
Legal & General Group PLC	177,983	582
Mapfre SA	92,142	234	Singapore Press Holdings Ltd	88,900	268
MS&AD Insurance Group Holdings Inc	24,100	636	Vivendi SA	79,960	1,536
Muenchener Rueckversicherungs-Gesellschaft	12,235	2,275			$2,843
AG in Muenchen			Metal Fabrication & Hardware - 0.03%
NN Group NV	20,420	709	NSK Ltd	40,000	349
Old Mutual PLC	361,424	983	SKF AB	34,030	627
Prudential PLC	627,987	12,396			$976
RSA Insurance Group PLC	86,942	584
Sampo Oyj	32,781	1,434	Mining - 0.41%
SCOR SE	13,128	447	Anglo American PLC	79,297	887
Sompo Japan Nipponkoa Holdings Inc	9,800	257	BHP Billiton Ltd	181,676	2,837
Standard Life PLC	144,455	690	BHP Billiton PLC	119,472	1,633
Suncorp Group Ltd	84,502	799	Glencore PLC (a)	692,130	1,654
Swiss Life Holding AG (a)	49,984	12,642	Mitsubishi Materials Corp	95,000	301
Swiss Re AG	25,825	2,295	Rio Tinto Ltd	34,185	1,334
T&D Holdings Inc	49,500	474	Rio Tinto PLC	70,192	2,355
Tokio Marine Holdings Inc	38,400	1,257	South32 Ltd (a)	455,110	569
Tryg A/S	9,900	187	Sumitomo Metal Mining Co Ltd	42,000	474
UnipolSai SpA	95,079	222			$12,044
Zurich Insurance Group AG (a)	154,095	34,577
			Miscellaneous Manufacturers - 0.66%
		$159,769	FUJIFILM Holdings Corp	26,200	1,075
Internet - 0.49%			Nikon Corp	812,100	11,838
SBI Holdings Inc/Japan	18,100	188	Orica Ltd	31,637	366
Trend Micro Inc/Japan	377,600	14,320	Siemens AG	51,619	5,402
		$14,508	Smiths Group PLC	33,774	548
			Wartsila OYJ Abp	12,646	543
Investment Companies - 0.03%					$19,772
BGP Holdings PLC (a),(c)	738,711	—
Groupe Bruxelles Lambert SA	6,895	610	Office & Business Equipment - 0.84%
Pargesa Holding SA	2,641	184	Canon Inc	859,100	24,023
		$794	Ricoh Co Ltd	60,500	616
			Seiko Epson Corp	23,800	390
Iron & Steel - 0.11%					$25,029
ArcelorMittal	96,090	542
Fortescue Metals Group Ltd	133,094	342	Oil & Gas - 6.50%
JFE Holdings Inc	42,000	589	BP PLC ADR	343,300	11,528
Kobe Steel Ltd	264,000	254	BP PLC	4,328,365	23,846
Nippon Steel & Sumitomo Metal Corp	50,300	1,047	CNOOC Ltd	22,897,000	28,285
voestalpine AG	9,720	351	Eni SpA	1,591,694	26,004
		$3,125	Galp Energia SGPS SA	39,555	544
			Idemitsu Kosan Co Ltd	7,500	160
Leisure Products & Services - 0.93%			Inpex Corp	81,200	646
Carnival PLC	552,323	27,549	JX Holdings Inc	149,010	641
			Neste Oyj	10,958	351
Lodging - 0.02%			Repsol SA	62,109	818
Sands China Ltd	152,000	542	Royal Dutch Shell PLC - A Shares	280,660	7,351
			Royal Dutch Shell PLC - B Shares	1,547,328	40,625
			Statoil ASA	63,131	1,111
Machinery - Construction & Mining - 2.87%			TOTAL SA	998,711	50,476
ABB Ltd (a)	863,493	18,280
			Woodside Petroleum Ltd	46,605	998
ABB Ltd ADR(a)	341,300	7,205
					$193,384
Hitachi Construction Machinery Co Ltd	9,100	144
Hitachi Ltd	12,563,000	57,567	Oil & Gas Services - 0.47%
Komatsu Ltd	52,100	895	Technip SA	236,641	13,870
Mitsubishi Electric Corp	127,000	1,350
		$85,441	Packaging & Containers - 0.02%
			Rexam PLC	60,295	551

See accompanying notes

Schedule of Investments
Overseas Fund
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Pharmaceuticals - 9.74%			Retail (continued)
Alfresa Holdings Corp	14,900	$287	FamilyMart Co Ltd	4,900	$259
AstraZeneca PLC	71,495	4,102	Harvey Norman Holdings Ltd	30,879	105
Bayer AG	161,529	18,667	Kering	2,785	478
Daiichi Sankyo Co Ltd	47,000	1,108	Kingfisher PLC	4,575,557	24,377
Eisai Co Ltd	18,400	1,139	Lawson Inc	2,700	209
GlaxoSmithKline PLC	3,109,219	66,451	Marks & Spencer Group PLC	371,410	2,303
Medipal Holdings Corp	7,400	117			$49,626
Mitsubishi Tanabe Pharma Corp	19,200	342
Novartis AG	787,852	59,957	Semiconductors - 1.16%
Orion Oyj	3,059	107	Samsung Electronics Co Ltd	30,966	33,748
Otsuka Holdings Co Ltd	21,900	854	Tokyo Electron Ltd	11,200	740
Roche Holding AG	159,243	40,290			$34,488
Sanofi	781,540	64,420	Shipbuilding - 0.01%
Suzuken Co Ltd/Aichi Japan	4,220	145	Sembcorp Industries Ltd	84,000	180
Taisho Pharmaceutical Holdings Co Ltd	2,700	222	Yangzijiang Shipbuilding Holdings Ltd	164,000	120
Takeda Pharmaceutical Co Ltd	44,700	2,135			$300
Teva Pharmaceutical Industries Ltd	33,934	1,864
Teva Pharmaceutical Industries Ltd ADR	499,800	27,214	Software - 0.89%
		$289,421	SAP SE	337,823	26,506

Pipelines - 0.01%
Koninklijke Vopak NV	6,010	327	Storage & Warehousing - 0.00%
			Mitsubishi Logistics Corp	3,000	41

Private Equity - 0.02%
3i Group PLC	83,145	577	Telecommunications - 5.86%
			Bezeq The Israeli Telecommunication Corp	165,142	348
			Ltd
Real Estate - 0.19%			China Mobile Ltd	3,421,841	39,285
Aeon Mall Co Ltd	4,800	66	Elisa OYJ	4,258	159
Hang Lung Properties Ltd	192,000	382	Eutelsat Communications SA	14,554	452
Hongkong Land Holdings Ltd	50,300	319	KDDI Corp	1,731,900	49,889
Hysan Development Co Ltd	54,000	239	Koninklijke KPN NV	142,948	562
Kerry Properties Ltd	55,500	151	Nippon Telegraph & Telephone Corp	45,600	2,041
New World Development Co Ltd	461,285	459	NTT DOCOMO Inc	94,500	2,266
Nomura Real Estate Holdings Inc	10,600	194	Orange SA	136,419	2,266
NTT Urban Development Corp	6,300	59	Proximus SADP	13,002	438
Sino Land Co Ltd	259,920	408	SES SA	22,449	613
Sun Hung Kai Properties Ltd	114,383	1,441	Singapore Telecommunications Ltd	238,500	682
Swire Properties Ltd	99,800	259	SK Telecom Co Ltd	202,184	36,716
Swiss Prime Site AG (a)	5,656	496
			Spark New Zealand Ltd	54,743	142
Tokyu Fudosan Holdings Corp	21,800	148	Swisscom AG	1,464	744
Vonovia SE	22,212	749	Telecom Italia SpA/Milano	515,294	405
Wheelock & Co Ltd	77,000	356	Telefonaktiebolaget LM Ericsson	172,149	1,395
		$5,726	Telefonica SA	254,927	2,789
REITS - 0.93%			Telenor ASA	42,466	731
Ascendas Real Estate Investment Trust	63,500	116	Telia Co AB	146,963	703
British Land Co PLC/The	71,639	754	Vodafone Group PLC	9,806,353	31,595
CapitaLand Commercial Trust Ltd	176,600	187			$174,221
Dexus Property Group	82,745	528	Transportation - 1.87%
Fonciere Des Regions	2,562	242	AP Moeller - Maersk A/S - B shares	392	552
Gecina SA	2,969	429	Deutsche Post AG	63,081	1,853
GPT Group/The	153,431	584	East Japan Railway Co	474,900	41,780
Hammerson PLC	67,058	574	Hankyu Hanshin Holdings Inc	48,000	304
ICADE	2,842	224	Kamigumi Co Ltd	20,000	179
Intu Properties PLC	80,463	358	Mitsui OSK Lines Ltd	97,000	206
Japan Prime Realty Investment Corp	71	313	MTR Corp Ltd	62,000	307
Japan Real Estate Investment Corp	111	691	Nagoya Railroad Co Ltd	26,000	131
Japan Retail Fund Investment Corp	219	538	Nippon Express Co Ltd	70,000	320
Land Securities Group PLC	33,793	560	Nippon Yusen KK	138,000	270
Mirvac Group	316,400	448	Odakyu Electric Railway Co Ltd	19,000	206
Nippon Building Fund Inc	104	659	PostNL NV (a)	1,942,740	8,504
Scentre Group	349,691	1,241	Royal Mail PLC	76,936	548
Segro PLC	63,920	391	Tobu Railway Co Ltd	43,000	220
Unibail-Rodamco SE	7,233	1,939	Tokyu Corp	33,000	286
United Urban Investment Corp	234	404			$55,666
Vicinity Centres	190,339	478
Westfield Corp	2,087,559	15,944	Water - 0.38%
		$27,602	Guangdong Investment Ltd	7,468,100	10,546
			Veolia Environnement SA	28,999	712
Retail - 1.67%					$11,258
Aeon Co Ltd	27,800	417	TOTAL COMMON STOCKS		$2,760,235
Cie Financiere Richemont SA	320,199	21,351
Citizen Holdings Co Ltd	22,600	127

See accompanying notes

		Schedule of Investments
		Overseas Fund
		April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 4.43%	Shares Held Value (000's)
Publicly Traded Investment Fund - 4.43%
BlackRock Liquidity Funds FedFund Portfolio	57,059,850	$57,060
Cash Account Trust - Government & Agency	921,197	921
Portfolio - Government Cash Managed
First American Government Obligations Fund	73,798,424	73,798
		$131,779
TOTAL INVESTMENT COMPANIES		$131,779
PREFERRED STOCKS - 1.98%	Shares Held Value (000's)
Automobile Manufacturers - 1.98%
Porsche Automobil Holding SE	13,088	731
Volkswagen AG	400,176	58,051
		$58,782
TOTAL PREFERRED STOCKS		$58,782
Total Investments		$2,950,796
Other Assets and Liabilities - 0.74%		$22,084
TOTAL NET ASSETS - 100.00%		$2,972,880

(a)	Non-Income Producing Security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $467 or 0.02% of net assets.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $17,301 or 0.58% of net assets.

Portfolio Summary (unaudited)

Country	Percent
United Kingdom	23.23%
Japan	13.89%
France	11.20%
Switzerland	10.41%
Netherlands	6.60%
Germany	6.56%
United States	5.65%
Korea, Republic Of	4.13%
Spain	2.66%
Hong Kong	2.49%
Singapore	1.57%
Australia	1.44%
Ireland	1.27%
Italy	1.08%
Denmark	1.04%
Israel	1.00%
China	0.95%
Austria	0.79%
Thailand	0.70%
Norway	0.60%
Brazil	0.57%
Belgium	0.55%
Sweden	0.32%
Taiwan, Province Of China	0.27%
Finland	0.15%
Luxembourg	0.05%
Portugal	0.04%
New Zealand	0.02%
Macao	0.02%
South Africa	0.01%
Other Assets and Liabilities	0.74%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Overseas Fund
April 30, 2016 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
eMini MSCI EAFE; June 2016	Long	1,236	$101,212	$102,705	$1,493
S&P 500 Emini; June 2016	Long	427	43,497	43,962	465
Total					$1,958
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Fund
April 30, 2016 (unaudited)

COMMON STOCKS - 98.48%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 3.16%			Distribution & Wholesale - 0.33%
Boeing Co/The	232,816	$31,383	Pool Corp	94,006	$8,217
Northrop Grumman Corp	163,598	33,744
Teledyne Technologies Inc (a)	152,007	14,129
			Diversified Financial Services - 4.00%
		$79,256	Ameriprise Financial Inc	163,181	15,649
Airlines - 0.55%			Charles Schwab Corp/The	567,951	16,135
Alaska Air Group Inc	194,001	13,664	Discover Financial Services	222,419	12,516
			FNF Group	598,581	19,095
			Synchrony Financial (a)	817,879	25,003
Apparel - 1.56%			T Rowe Price Group Inc	105,039	7,908
Deckers Outdoor Corp (a)	156,771	9,063
			WisdomTree Investments Inc	366,105	3,987
NIKE Inc	511,763	30,163			$100,293
		$39,226
			Electric - 1.80%
Automobile Manufacturers - 0.90%			NextEra Energy Inc	164,089	19,294
PACCAR Inc	383,791	22,609	Xcel Energy Inc	646,022	25,860
					$45,154

Automobile Parts & Equipment - 1.20%			Electronics - 1.49%
Autoliv Inc	82,623	10,119	FEI Co	66,454	5,916
Johnson Controls Inc	402,492	16,663	Trimble Navigation Ltd (a)	390,780	9,359

Mobileye NV(a)	83,713	3,194	Waters Corp (a)	169,780	22,098
		$29,976			$37,373

Banks - 5.89%			Environmental Control - 1.44%
East West Bancorp Inc	382,401	14,336	Stericycle Inc (a)	62,423	5,965
Goldman Sachs Group Inc/The	111,572	18,310	Waste Connections Inc	448,340	30,164
JPMorgan Chase & Co	305,070	19,280			$36,129
PNC Financial Services Group Inc/The	211,222	18,541
SVB Financial Group (a)	71,613	7,468	Food - 2.73%
US Bancorp	636,098	27,155	B&G Foods Inc	166,805	6,874
Wells Fargo & Co	851,876	42,577	General Mills Inc	362,078	22,210
		$147,667	Kroger Co/The	628,187	22,232
			McCormick & Co Inc/MD	183,571	17,215
Beverages - 2.46%			Safeway, Inc. - CVR - Casa Ley (a),(b)	2,740	—
Brown-Forman Corp - B Shares	86,218	8,305	Safeway, Inc. - CVR - Property Development	2,740	—
Coca-Cola Co/The	567,006	25,402	Centers (a),(b),(c)
PepsiCo Inc	271,605	27,964			$68,531
		$61,671
			Gas - 1.32%
Biotechnology - 1.23%			Sempra Energy	321,330	33,209
Biogen Inc (a)	36,176	9,948
Gilead Sciences Inc	238,088	21,002
		$30,950	Healthcare - Products - 4.43%
			Abbott Laboratories	311,194	12,105
Building Materials - 0.29%			Becton Dickinson and Co	158,952	25,633
Apogee Enterprises Inc	173,728	7,199	Bio-Techne Corp	80,386	7,490
			Edwards Lifesciences Corp (a)	140,669	14,941
Chemicals - 2.04%			Medtronic PLC	119,535	9,461
EI du Pont de Nemours & Co	137,130	9,038	Thermo Fisher Scientific Inc	214,046	30,876
			Varian Medical Systems Inc (a)	131,432	10,670
FMC Corp	182,010	7,874
Innospec Inc	161,509	7,811			$111,176
International Flavors & Fragrances Inc	67,801	8,100	Healthcare - Services - 1.38%
PPG Industries Inc	166,837	18,417	DaVita HealthCare Partners Inc (a)	285,631	21,108
		$51,240	Universal Health Services Inc	101,333	13,546
Commercial Services - 0.97%					$34,654
Aaron's Inc	298,004	7,811	Housewares - 0.49%
PayPal Holdings Inc (a)	309,081	12,110
			Tupperware Brands Corp	212,751	12,354
Robert Half International Inc	23,153	887
TrueBlue Inc (a)	184,128	3,441
		$24,249	Insurance - 2.47%
			AmTrust Financial Services Inc	750,353	18,646
Computers - 4.24%			Chubb Ltd	261,659	30,839
Apple Inc	834,219	78,200	XL Group PLC	383,999	12,569
EMC Corp/MA	732,399	19,123			$62,054
International Business Machines Corp	61,499	8,975
		$106,298	Internet - 5.32%
			Alphabet Inc - A Shares (a)	49,182	34,815
Consumer Products - 0.38%			Alphabet Inc - C Shares (a)	19,257	13,345
Kimberly-Clark Corp	75,086	9,400	Amazon.com Inc (a)	45,317	29,890
			comScore Inc (a)	163,351	5,002
			eBay Inc (a)	515,225	12,587
Cosmetics & Personal Care - 0.98%
			Facebook Inc (a)	298,662	35,117
Procter & Gamble Co/The	305,275	24,459
			LinkedIn Corp (a)	21,404	2,682
					$133,438

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Fund
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Iron & Steel - 0.43%			Semiconductors (continued)
Reliance Steel & Aluminum Co	146,014	$10,801	Intel Corp	404,727	$12,255
			Lam Research Corp	186,250	14,230
			Microchip Technology Inc	399,475	19,410
Leisure Products & Services - 0.22%
			QUALCOMM Inc	123,172	6,223
Harley-Davidson Inc	115,680	5,533
					$66,674

Machinery - Diversified - 1.44%			Software - 6.10%
			Adobe Systems Inc (a)	298,006	28,078
Deere & Co	291,564	24,523
Flowserve Corp	235,608	11,500	Fair Isaac Corp	119,686	12,772
		$36,023	Fidelity National Information Services Inc	299,235	19,690
			Microsoft Corp	1,085,515	54,135
Media - 3.22%			Omnicell Inc (a)	370,944	11,818
Comcast Corp - Class A	590,131	35,856	Oracle Corp	543,380	21,659
Sirius XM Holdings Inc (a)	2,782,370	10,991	Tyler Technologies Inc (a)	32,833	4,807
Walt Disney Co/The	327,521	33,820			$152,959
		$80,667
			Telecommunications - 2.70%
Miscellaneous Manufacturers - 2.34%			Cisco Systems Inc	521,222	14,328
AptarGroup Inc	235,781	17,919	Verizon Communications Inc	1,049,368	53,455
Crane Co	141,775	7,879			$67,783
Donaldson Co Inc	214,779	7,019
General Electric Co	838,906	25,796	Toys, Games & Hobbies - 0.77%
		$58,613	Hasbro Inc	228,211	19,316

Oil & Gas - 5.43%
			Transportation - 1.07%
Chevron Corp	285,684	29,191
			Expeditors International of Washington Inc	273,633	13,575
Cimarex Energy Co	217,507	23,682
			Union Pacific Corp	151,057	13,177
Energen Corp	327,468	13,914
Exxon Mobil Corp	464,721	41,081			$26,752
HollyFrontier Corp	515,481	18,351	TOTAL COMMON STOCKS		$2,469,605
Noble Energy Inc	278,548	10,059	INVESTMENT COMPANIES - 2.08%	Shares Held Value (000's)
		$136,278	Publicly Traded Investment Fund - 2.08%
Oil & Gas Services - 1.05%			Goldman Sachs Financial Square Funds -	52,071,956	52,072
Schlumberger Ltd	326,949	26,267	Government Fund

			TOTAL INVESTMENT COMPANIES		$52,072
Pharmaceuticals - 6.85%			Total Investments		$2,521,677
Allergan plc (a)	172,432	37,342
			Other Assets and Liabilities - (0.56)%		$(13,972)
Bristol-Myers Squibb Co	325,902	23,523	TOTAL NET ASSETS - 100.00%		$2,507,705
Johnson & Johnson	315,367	35,346
McKesson Corp	139,296	23,377
Perrigo Co PLC	130,413	12,607	(a) Non-Income Producing Security
Pfizer Inc	573,400	18,756	(b)	Fair value of these investments is determined in good faith by the Manager
Teva Pharmaceutical Industries Ltd ADR	141,201	7,688	under procedures established and periodically reviewed by the Board of
VCA Inc (a)	209,030	13,163	Directors. At the end of the period, the fair value of these securities totaled
		$171,802	$0 or 0.00% of net assets.
Pipelines - 0.75%			(c)	Security is Illiquid. At the end of the period, the value of these securities
Magellan Midstream Partners LP	261,434	18,842	totaled $0 or 0.00% of net assets.

REITS - 3.50%
Alexandria Real Estate Equities Inc	216,995	20,169	Portfolio Summary (unaudited)
Essex Property Trust Inc	63,833	14,072	Sector		Percent
Realty Income Corp	353,545	20,930	Consumer, Non-cyclical		21.41%
Ventas Inc	233,822	14,525	Financial		16.13%
Weyerhaeuser Co	563,104	18,087	Technology		13.00%
		$87,783	Consumer, Cyclical		12.65%
			Communications		11.24%
Retail - 6.63%			Industrial		11.23%
Chipotle Mexican Grill Inc (a)	22,078	9,294
			Energy		7.23%
Copart Inc (a)	401,208	17,188
			Utilities		3.12%
Costco Wholesale Corp	140,209	20,769	Basic Materials		2.47%
CVS Health Corp	341,590	34,330	Exchange Traded Funds		2.08%
Dollar General Corp	341,940	28,008	Other Assets and Liabilities		(0.56)%
Home Depot Inc/The	206,009	27,583	TOTAL NET ASSETS		100.00%
Nordstrom Inc	142,953	7,309
Starbucks Corp	386,225	21,717
		$166,198

Savings & Loans - 0.27%
Washington Federal Inc	282,733	6,868

Semiconductors - 2.66%
Applied Materials Inc	303,457	6,212
Broadcom Ltd	57,249	8,344
See accompanying notes			313

		Schedule of Investments
		Principal LifeTime 2010 Fund
		April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	2,268,694	$35,800
Bond Market Index Fund (a)	10,301,116	114,857
Core Plus Bond Fund (a)	23,238,791	253,768
Diversified International Fund (a)	4,690,299	52,391
Diversified Real Asset Fund (a)	3,103,405	33,548
Equity Income Fund (a)	1,370,728	35,598
Global Diversified Income Fund (a)	8,470,438	112,572
Global Multi-Strategy Fund (a)	6,509,663	68,937
Global Opportunities Fund (a)	3,585,545	40,660
Inflation Protection Fund (a)	12,351,724	105,484
International Emerging Markets Fund (a)	316,535	6,486
LargeCap Growth Fund I (a)	3,112,484	36,074
LargeCap S&P 500 Index Fund (a)	4,130,355	59,725
LargeCap Value Fund III (a)	2,489,881	36,452
MidCap Fund (a)	1,356,276	28,794
MidCap Growth Fund III (a),(b)	1,253,212	12,169
MidCap Value Fund III (a)	679,229	12,389
Origin Emerging Markets Fund (a)	914,491	7,471
Overseas Fund (a)	5,166,571	48,514
Short-Term Income Fund (a)	12,945,593	157,807
SmallCap Growth Fund I (a),(b)	1,112,034	11,687
SmallCap Value Fund II (a)	1,062,858	12,116
		$1,283,299
TOTAL INVESTMENT COMPANIES		$1,283,299
Total Investments		$1,283,299
Other Assets and Liabilities - (0.01)%		$(105)
TOTAL NET ASSETS - 100.00%		$1,283,194

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	49.25%
Domestic Equity Funds	21.88%
Specialty Funds	16.76%
International Equity Funds	12.12%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2010 Fund
April 30, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	April 30, 2016 April 30, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	2,659,289	$41,909	100,077	$1,547	490,672	$7,685	2,268,694	$35,709
Bond Market Index Fund	8,821,844	98,336	2,314,873	25,587	835,601	9,187	10,301,116	114,693
Core Plus Bond Fund	26,892,922	291,998	661,506	7,111	4,315,637	46,469	23,238,791	252,598
Diversified International Fund	4,818,194	72,901	322,569	3,572	450,464	4,937	4,690,299	71,985
Diversified Real Asset Fund	5,207,305	55,035	125,942	1,299	2,229,842	23,208	3,103,405	32,947
Equity Income Fund	1,667,795	31,481	43,090	1,075	340,157	8,684	1,370,728	25,859
Global Diversified Income Fund	8,574,083	105,174	699,850	9,170	803,495	10,504	8,470,438	103,864
Global Multi-Strategy Fund	4,327,061	45,160	2,663,622	28,187	481,020	5,119	6,509,663	68,179
Global Opportunities Fund	1,962,810	21,165	1,835,185	20,906	212,450	2,403	3,585,545	39,692
Inflation Protection Fund	13,326,450	109,943	308,660	2,556	1,283,386	10,673	12,351,724	101,832
International Emerging Markets Fund	609,127	17,776	13,652	267	306,244	6,078	316,535	10,250
LargeCap Growth Fund I	3,459,744	25,535	472,214	5,630	819,474	9,638	3,112,484	22,792
LargeCap S&P 500 Index Fund	4,521,269	47,647	189,117	2,664	580,031	8,263	4,130,355	41,860
LargeCap Value Fund III	3,257,001	43,459	302,705	4,370	1,069,825	15,638	2,489,881	32,941
MidCap Fund	2,421,295	35,494	182,564	3,765	1,247,583	25,903	1,356,276	19,737
MidCap Growth Fund III	—	—	1,253,212	12,064	—	—	1,253,212	12,064
MidCap Value Fund III	—	—	679,229	12,064	—	—	679,229	12,064
Origin Emerging Markets Fund	1,259,839	12,627	31,695	252	377,043	3,079	914,491	9,287
Overseas Fund	5,202,704	45,965	499,083	4,713	535,216	4,984	5,166,571	45,784
Short-Term Income Fund	13,201,654	159,189	983,047	11,956	1,239,108	15,019	12,945,593	156,134
SmallCap Growth Fund I	1,541,025	14,203	156,778	1,709	585,769	6,183	1,112,034	9,597
SmallCap Value Fund II	1,503,885	11,631	194,322	2,157	635,349	7,181	1,062,858	8,216
		$1,286,628		$162,621		$230,835		$1,228,084

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$202			$(62)			$775
Bond Market Index Fund		1,831			(43)			118
Core Plus Bond Fund		3,347			(42)			—
Diversified International Fund		797			449			—
Diversified Real Asset Fund		523			(179)			—
Equity Income Fund		505			1,987			—
Global Diversified Income Fund		3,521			24			—
Global Multi-Strategy Fund		416			(49)			939
Global Opportunities Fund		301			24			196
Inflation Protection Fund		885			6			—
International Emerging Markets Fund		107			(1,715)			—
LargeCap Growth Fund I		27			1,265			5,039
LargeCap S&P 500 Index Fund		1,178			(188)			515
LargeCap Value Fund III		900			750			2,907
MidCap Fund		66			6,381			3,051
MidCap Growth Fund III		—			—			—
MidCap Value Fund III		—			—			—
Origin Emerging Markets Fund		92			(513)			—
Overseas Fund		952			90			980
Short-Term Income Fund		1,586			8			—
SmallCap Growth Fund I		—			(132)			1,527
SmallCap Value Fund II		350			1,609			1,624
		$17,586			$9,670			$17,671
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2015 Fund
		April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	1,760,872	$27,787
Bond Market Index Fund (a)	5,994,218	66,835
Core Plus Bond Fund (a)	13,685,172	149,442
Diversified International Fund (a)	3,592,082	40,124
Diversified Real Asset Fund (a)	1,908,320	20,629
Equity Income Fund (a)	1,104,173	28,675
Global Diversified Income Fund (a)	4,631,658	61,555
Global Multi-Strategy Fund (a)	3,611,635	38,247
Global Opportunities Fund (a)	2,991,583	33,925
Inflation Protection Fund (a)	6,205,455	52,995
International Emerging Markets Fund (a)	226,719	4,645
LargeCap Growth Fund I (a)	2,399,181	27,806
LargeCap S&P 500 Index Fund (a)	3,275,586	47,365
LargeCap Value Fund III (a)	2,048,932	29,996
MidCap Fund (a)	1,075,344	22,830
MidCap Growth Fund III (a),(b)	912,275	8,858
MidCap Value Fund III (a)	514,559	9,386
Origin Emerging Markets Fund (a)	758,862	6,200
Overseas Fund (a)	3,774,492	35,442
Short-Term Income Fund (a)	5,048,802	61,545
SmallCap Growth Fund I (a),(b)	880,317	9,252
SmallCap Value Fund II (a)	858,224	9,784
		$793,323
TOTAL INVESTMENT COMPANIES		$793,323
Total Investments		$793,323
Other Assets and Liabilities - (0.01)%		$(48)
TOTAL NET ASSETS - 100.00%		$793,275

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	41.70%
Domestic Equity Funds	27.95%
Specialty Funds	15.18%
International Equity Funds	15.18%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2015 Fund
April 30, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	April 30, 2016 April 30, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	1,905,485	$30,082	95,899	$1,485	240,512	$3,730	1,760,872	$27,778
Bond Market Index Fund	5,073,585	56,508	1,331,066	14,730	410,433	4,509	5,994,218	66,718
Core Plus Bond Fund	15,327,012	157,454	560,837	6,024	2,202,677	23,750	13,685,172	139,717
Diversified International Fund	3,538,594	30,551	333,987	3,656	280,499	3,042	3,592,082	31,189
Diversified Real Asset Fund	3,395,591	38,380	125,582	1,298	1,612,853	16,793	1,908,320	22,965
Equity Income Fund	1,206,243	23,062	45,837	1,146	147,907	3,731	1,104,173	21,088
Global Diversified Income Fund	4,493,941	60,970	496,117	6,505	358,400	4,660	4,631,658	62,812
Global Multi-Strategy Fund	2,638,656	27,751	1,199,092	12,687	226,113	2,396	3,611,635	38,036
Global Opportunities Fund	2,429,498	26,202	745,260	8,349	183,175	2,056	2,991,583	32,500
Inflation Protection Fund	6,245,910	51,614	459,859	3,868	500,314	4,157	6,205,455	51,325
International Emerging Markets Fund	445,439	6,336	15,101	295	233,821	4,634	226,719	3,106
LargeCap Growth Fund I	2,398,772	14,339	363,201	4,334	362,792	4,231	2,399,181	14,444
LargeCap S&P 500 Index Fund	3,638,157	29,591	192,855	2,724	555,426	7,854	3,275,586	24,209
LargeCap Value Fund III	1,989,409	26,322	216,444	3,126	156,921	2,230	2,048,932	27,270
MidCap Fund	1,017,842	14,935	140,173	2,922	82,671	1,695	1,075,344	16,200
MidCap Growth Fund III	812,686	5,546	168,513	1,635	68,924	656	912,275	6,526
MidCap Value Fund III	465,741	7,429	86,016	1,549	37,198	655	514,559	8,324
Origin Emerging Markets Fund	925,460	9,339	36,165	288	202,763	1,643	758,862	7,719
Overseas Fund	3,838,731	35,942	267,266	2,512	331,505	3,043	3,774,492	35,411
Short-Term Income Fund	5,085,979	61,823	350,671	4,260	387,848	4,699	5,048,802	61,383
SmallCap Growth Fund I	933,118	6,825	108,134	1,177	160,935	1,702	880,317	6,270
SmallCap Value Fund II	883,292	6,946	127,827	1,422	152,895	1,723	858,224	6,725
		$727,947		$85,992		$103,589		$711,715

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$147			$(59)			$564
Bond Market Index Fund		1,070			(11)			69
Core Plus Bond Fund		1,953			(11)			—
Diversified International Fund		595			24			—
Diversified Real Asset Fund		348			80			—
Equity Income Fund		373			611			—
Global Diversified Income Fund		1,883			(3)			—
Global Multi-Strategy Fund		259			(6)			583
Global Opportunities Fund		378			5			245
Inflation Protection Fund		422			—			—
International Emerging Markets Fund		80			1,109			—
LargeCap Growth Fund I		19			2			3,541
LargeCap S&P 500 Index Fund		966			(252)			422
LargeCap Value Fund III		556			52			1,797
MidCap Fund		28			38			1,302
MidCap Growth Fund III		—			1			405
MidCap Value Fund III		108			1			211
Origin Emerging Markets Fund		69			(265)			—
Overseas Fund		715			—			736
Short-Term Income Fund		622			(1)			—
SmallCap Growth Fund I		—			(30)			934
SmallCap Value Fund II		208			80			963
		$10,799			$1,365			$11,772
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2020 Fund
		April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	15,659,236	$247,103
Bond Market Index Fund (a)	36,198,515	403,613
Core Plus Bond Fund (a)	99,981,713	1,091,800
Diversified International Fund (a)	32,984,496	368,437
Diversified Real Asset Fund (a)	14,590,690	157,725
Equity Income Fund (a)	9,293,827	241,361
Global Diversified Income Fund (a)	30,610,585	406,815
Global Multi-Strategy Fund (a)	25,193,057	266,794
Global Opportunities Fund (a)	26,870,126	304,707
Global Real Estate Securities Fund (a)	13,879,470	126,164
Inflation Protection Fund (a)	26,138,246	223,221
International Emerging Markets Fund (a)	2,223,262	45,555
LargeCap Growth Fund I (a)	21,350,634	247,454
LargeCap S&P 500 Index Fund (a)	28,887,114	417,708
LargeCap Value Fund III (a)	17,406,831	254,836
MidCap Fund (a)	9,522,848	202,170
MidCap Growth Fund III (a),(b)	9,266,055	89,973
MidCap Value Fund III (a)	4,974,917	90,742
Origin Emerging Markets Fund (a)	5,280,907	43,145
Overseas Fund (a)	38,674,816	363,157
Short-Term Income Fund (a)	20,337,372	247,913
SmallCap Growth Fund I (a),(b)	7,930,722	83,352
SmallCap Value Fund II (a)	7,362,519	83,932
		$6,007,677
TOTAL INVESTMENT COMPANIES		$6,007,677
Total Investments		$6,007,677
Other Assets and Liabilities - (0.01)%		$(410)
TOTAL NET ASSETS - 100.00%		$6,007,267

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	32.74%
Domestic Equity Funds	32.61%
International Equity Funds	20.82%
Specialty Funds	13.84%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2020 Fund
April 30, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	April 30, 2016 April 30, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	16,237,713	$255,474	600,974	$9,288	1,179,451	$18,359	15,659,236	$246,256
Bond Market Index Fund	30,608,617	340,933	7,391,805	81,595	1,801,907	19,781	36,198,515	402,732
Core Plus Bond Fund	104,781,338	1,138,199	2,450,266	26,308	7,249,891	77,843	99,981,713	1,086,675
Diversified International Fund	29,604,207	405,783	5,019,032	54,313	1,638,743	17,979	32,984,496	442,386
Diversified Real Asset Fund	23,197,291	259,499	525,613	5,422	9,132,214	95,449	14,590,690	169,440
Equity Income Fund	9,579,567	197,755	248,687	6,205	534,427	13,359	9,293,827	189,935
Global Diversified Income Fund	29,394,252	410,926	2,765,960	36,276	1,549,627	20,232	30,610,585	426,930
Global Multi-Strategy Fund	17,600,354	185,229	8,620,534	91,228	1,027,831	10,922	25,193,057	265,542
Global Opportunities Fund	25,632,045	279,118	2,481,993	27,963	1,243,912	14,075	26,870,126	293,069
Global Real Estate Securities Fund	18,763,963	138,885	877,221	7,845	5,761,714	52,355	13,879,470	102,137
Inflation Protection Fund	24,711,455	215,696	2,910,670	24,652	1,483,879	12,340	26,138,246	228,052
International Emerging Markets Fund	3,877,397	100,519	84,824	1,657	1,738,959	34,936	2,223,262	63,032
LargeCap Growth Fund I	21,264,018	155,114	2,913,925	34,744	2,827,309	33,206	21,350,634	156,882
LargeCap S&P 500 Index Fund	32,486,736	320,798	1,270,846	17,907	4,870,468	69,779	28,887,114	268,406
LargeCap Value Fund III	18,245,963	242,079	1,716,410	24,775	2,555,542	37,204	17,406,831	230,587
MidCap Fund	7,845,242	144,405	2,141,920	44,573	464,314	9,659	9,522,848	179,175
MidCap Growth Fund III	10,783,661	94,410	661,807	6,357	2,179,413	21,035	9,266,055	79,708
MidCap Value Fund III	5,872,899	93,780	280,899	5,004	1,178,881	21,035	4,974,917	79,278
Origin Emerging Markets Fund	6,828,646	69,743	181,508	1,441	1,729,247	13,818	5,280,907	54,863
Overseas Fund	32,926,447	310,830	7,677,563	71,768	1,929,194	17,943	38,674,816	364,661
Short-Term Income Fund	18,318,259	224,090	3,066,952	37,318	1,047,839	12,698	20,337,372	248,657
SmallCap Growth Fund I	9,276,261	88,460	945,609	10,314	2,291,148	24,247	7,930,722	74,205
SmallCap Value Fund II	9,191,608	74,730	1,191,405	13,223	3,020,494	34,246	7,362,519	56,980
		$5,746,455		$640,176		$682,500		$5,709,588

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$1,250			$(147)			$4,804
Bond Market Index Fund		6,448			(15)			415
Core Plus Bond Fund		13,510			11			—
Diversified International Fund		4,977			269			—
Diversified Real Asset Fund		2,379			(32)			—
Equity Income Fund		2,971			(666)			—
Global Diversified Income Fund		12,390			(40)			—
Global Multi-Strategy Fund		1,724			7			3,885
Global Opportunities Fund		3,985			63			2,588
Global Real Estate Securities Fund		3,032			7,762			3,026
Inflation Protection Fund		1,669			44			—
International Emerging Markets Fund		693			(4,208)			—
LargeCap Growth Fund I		171			230			31,376
LargeCap S&P 500 Index Fund		8,626			(520)			3,767
LargeCap Value Fund III		5,102			937			16,476
MidCap Fund		219			(144)			10,026
MidCap Growth Fund III		—			(24)			5,386
MidCap Value Fund III		1,367			1,529			2,666
Origin Emerging Markets Fund		506			(2,503)			—
Overseas Fund		6,135			6			6,305
Short-Term Income Fund		2,258			(53)			—
SmallCap Growth Fund I		—			(322)			9,286
SmallCap Value Fund II		2,165			3,273			10,031
		$81,577			$5,457			$110,037
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2025 Fund
		April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.00%
Blue Chip Fund (a)	4,857,202	$76,647
Bond Market Index Fund (a)	9,372,967	104,509
Core Plus Bond Fund (a)	23,392,131	255,442
Diversified International Fund (a)	9,862,500	110,164
Diversified Real Asset Fund (a)	4,177,250	45,156
Equity Income Fund (a)	2,923,700	75,928
Global Diversified Income Fund (a)	7,001,490	93,050
Global Multi-Strategy Fund (a)	6,072,475	64,308
Global Opportunities Fund (a)	8,191,321	92,890
Global Real Estate Securities Fund (a)	5,375,773	48,866
Inflation Protection Fund (a)	6,052,239	51,686
International Emerging Markets Fund (a)	959,634	19,663
LargeCap Growth Fund I (a)	7,261,281	84,158
LargeCap S&P 500 Index Fund (a)	9,001,553	130,162
LargeCap Value Fund III (a)	5,661,499	82,884
MidCap Fund (a)	1,808,144	38,387
MidCap Growth Fund III (a),(b)	3,643,122	35,375
MidCap Value Fund III (a)	2,005,249	36,576
Origin Emerging Markets Fund (a)	2,180,821	17,817
Overseas Fund (a)	11,548,022	108,436
SmallCap Growth Fund I (a),(b)	2,253,688	23,686
SmallCap Value Fund II (a)	2,188,880	24,953
		$1,620,743
TOTAL INVESTMENT COMPANIES		$1,620,743
Total Investments		$1,620,743
Other Assets and Liabilities - 0.00%		$(80)
TOTAL NET ASSETS - 100.00%		$1,620,663

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	37.55%
Fixed Income Funds	25.40%
International Equity Funds	24.55%
Specialty Funds	12.50%
Other Assets and Liabilities	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2025 Fund
April 30, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	April 30, 2016 April 30, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	5,094,465	$81,074	491,877	$7,553	729,140	$11,500	4,857,202	$77,067
Bond Market Index Fund	7,213,826	80,292	2,408,978	26,666	249,837	2,730	9,372,967	104,228
Core Plus Bond Fund	22,926,644	242,606	1,939,323	20,821	1,473,836	15,918	23,392,131	247,516
Diversified International Fund	8,513,864	82,478	1,650,461	18,202	301,825	3,306	9,862,500	97,375
Diversified Real Asset Fund	5,728,077	67,000	476,639	4,907	2,027,466	21,124	4,177,250	50,603
Equity Income Fund	2,762,657	73,544	261,666	6,516	100,623	2,500	2,923,700	77,557
Global Diversified Income Fund	6,065,054	85,372	1,147,361	15,023	210,925	2,745	7,001,490	97,641
Global Multi-Strategy Fund	3,941,686	41,504	2,274,557	24,068	143,768	1,527	6,072,475	64,045
Global Opportunities Fund	5,896,483	64,784	2,505,126	28,339	210,288	2,380	8,191,321	90,742
Global Real Estate Securities Fund	6,032,573	45,911	607,055	5,381	1,263,855	11,489	5,375,773	40,398
Inflation Protection Fund	5,766,002	50,472	472,660	3,929	186,423	1,543	6,052,239	52,856
International Emerging Markets Fund	1,198,334	23,485	91,718	1,782	330,418	6,791	959,634	18,342
LargeCap Growth Fund I	6,665,544	47,115	1,322,471	15,666	726,734	8,502	7,261,281	54,106
LargeCap S&P 500 Index Fund	9,205,555	87,765	938,945	13,199	1,142,947	16,284	9,001,553	84,606
LargeCap Value Fund III	5,337,122	71,309	838,065	12,036	513,688	7,501	5,661,499	75,808
MidCap Fund	1,441,970	29,655	422,632	8,816	56,458	1,171	1,808,144	37,290
MidCap Growth Fund III	3,420,780	32,906	431,396	4,122	209,054	2,025	3,643,122	35,010
MidCap Value Fund III	1,907,174	30,866	212,163	3,756	114,088	2,049	2,005,249	32,576
Origin Emerging Markets Fund	2,541,821	25,741	222,848	1,757	583,848	4,793	2,180,821	22,331
Overseas Fund	9,505,777	96,332	2,397,703	22,386	355,458	3,302	11,548,022	115,416
SmallCap Growth Fund I	2,236,046	20,242	376,334	4,037	358,692	3,790	2,253,688	20,402
SmallCap Value Fund II	2,186,845	20,120	426,751	4,727	424,716	4,793	2,188,880	20,175
		$1,400,573		$253,689		$137,763		$1,516,090

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$399			$(60)			$1,533
Bond Market Index Fund		1,548			—			100
Core Plus Bond Fund		3,085			7			—
Diversified International Fund		1,464			1			—
Diversified Real Asset Fund		602			(180)			—
Equity Income Fund		896			(3)			—
Global Diversified Income Fund		2,668			(9)			—
Global Multi-Strategy Fund		395			—			886
Global Opportunities Fund		936			(1)			605
Global Real Estate Securities Fund		1,014			595			988
Inflation Protection Fund		399			(2)			—
International Emerging Markets Fund		219			(134)			—
LargeCap Growth Fund I		54			(173)			9,991
LargeCap S&P 500 Index Fund		2,486			(74)			1,086
LargeCap Value Fund III		1,517			(36)			4,899
MidCap Fund		41			(10)			1,878
MidCap Growth Fund III		—			7			1,732
MidCap Value Fund III		450			3			878
Origin Emerging Markets Fund		194			(374)			—
Overseas Fund		1,813			—			1,855
SmallCap Growth Fund I		—			(87)			2,271
SmallCap Value Fund II		520			121			2,420
		$20,700			$(409)			$31,122
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2030 Fund
		April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	17,382,080	$274,289
Bond Market Index Fund (a)	25,924,502	289,058
Core Plus Bond Fund (a)	80,156,436	875,308
Diversified International Fund (a)	44,138,226	493,024
Diversified Real Asset Fund (a)	15,718,498	169,917
Equity Income Fund (a)	8,824,087	229,162
Global Diversified Income Fund (a)	22,331,777	296,789
Global Multi-Strategy Fund (a)	21,431,639	226,961
Global Opportunities Fund (a)	38,186,723	433,038
Global Real Estate Securities Fund (a)	25,247,335	229,498
Inflation Protection Fund (a)	16,466,015	140,620
International Emerging Markets Fund (a)	5,404,114	110,730
LargeCap Growth Fund I (a)	37,321,493	432,556
LargeCap S&P 500 Index Fund (a)	40,894,325	591,332
LargeCap Value Fund (a)	20,622,133	234,268
LargeCap Value Fund III (a)	17,089,363	250,188
MidCap Fund (a)	6,949,907	147,547
MidCap Growth Fund III (a),(b)	19,538,692	189,721
MidCap Value Fund III (a)	10,540,911	192,266
Origin Emerging Markets Fund (a)	8,382,423	68,484
Overseas Fund (a)	54,562,602	512,343
SmallCap Growth Fund I (a),(b)	10,739,900	112,876
SmallCap Value Fund II (a)	10,408,232	118,654
		$6,618,629
TOTAL INVESTMENT COMPANIES		$6,618,629
Total Investments		$6,618,629
Other Assets and Liabilities - (0.01)%		$(534)
TOTAL NET ASSETS - 100.00%		$6,618,095

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	41.91%
International Equity Funds	27.90%
Fixed Income Funds	19.72%
Specialty Funds	10.48%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2030 Fund
April 30, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	April 30, 2016 April 30, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	17,080,761	$272,653	977,252	$15,022	675,933	$10,513	17,382,080	$277,125
Bond Market Index Fund	23,752,774	264,598	3,166,066	34,934	994,338	10,901	25,924,502	288,625
Core Plus Bond Fund	79,700,305	866,289	3,205,327	34,408	2,749,196	29,454	80,156,436	871,242
Diversified International Fund	40,951,567	534,825	4,779,605	51,630	1,592,946	17,587	44,138,226	568,882
Diversified Real Asset Fund	23,699,339	274,285	915,351	9,425	8,896,192	92,589	15,718,498	191,402
Equity Income Fund	8,775,212	233,873	395,517	9,870	346,642	8,702	8,824,087	234,988
Global Diversified Income Fund	19,895,311	279,484	3,173,568	41,666	737,102	9,640	22,331,777	311,488
Global Multi-Strategy Fund	18,242,606	193,218	3,873,812	41,010	684,779	7,287	21,431,639	226,934
Global Opportunities Fund	26,617,749	292,546	12,651,212	142,028	1,082,238	12,312	38,186,723	422,252
Global Real Estate Securities Fund	27,686,728	207,319	1,774,446	15,789	4,213,839	38,185	25,247,335	188,399
Inflation Protection Fund	16,444,498	143,752	672,530	5,579	651,013	5,409	16,466,015	143,897
International Emerging Markets Fund	5,401,684	131,320	200,626	3,907	198,196	3,910	5,404,114	131,284
LargeCap Growth Fund I	37,933,757	284,593	5,825,191	69,192	6,437,455	75,501	37,321,493	279,498
LargeCap S&P 500 Index Fund	44,157,490	468,999	2,497,241	35,134	5,760,406	82,300	40,894,325	421,103
LargeCap Value Fund	22,067,252	201,935	2,803,271	32,345	4,248,390	48,702	20,622,133	185,412
LargeCap Value Fund III	17,151,944	226,850	1,909,727	27,494	1,972,308	28,704	17,089,363	225,931
MidCap Fund	2,886,030	67,622	4,222,459	88,945	158,582	3,331	6,949,907	153,227
MidCap Growth Fund III	20,750,141	205,627	1,687,716	16,139	2,899,165	28,009	19,538,692	193,707
MidCap Value Fund III	11,079,368	179,114	754,600	13,377	1,293,057	23,008	10,540,911	169,922
Origin Emerging Markets Fund	10,892,910	111,333	465,980	3,687	2,976,467	23,816	8,382,423	87,227
Overseas Fund	46,537,809	441,339	9,902,487	92,399	1,877,694	17,588	54,562,602	516,165
SmallCap Growth Fund I	10,757,702	102,976	1,308,023	14,133	1,325,825	14,070	10,739,900	102,957
SmallCap Value Fund II	10,136,306	84,201	1,524,199	16,880	1,252,273	14,166	10,408,232	87,047
		$6,068,751		$814,993		$605,684		$6,278,714

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$1,323			$(37)			$5,082
Bond Market Index Fund		5,036			(6)			324
Core Plus Bond Fund		10,489			(1)			—
Diversified International Fund		6,940			14			—
Diversified Real Asset Fund		2,452			281			—
Equity Income Fund		2,775			(53)			—
Global Diversified Income Fund		8,572			(22)			—
Global Multi-Strategy Fund		1,802			(7)			4,051
Global Opportunities Fund		4,167			(10)			2,699
Global Real Estate Securities Fund		4,587			3,476			4,488
Inflation Protection Fund		1,121			(25)			—
International Emerging Markets Fund		974			(33)			—
LargeCap Growth Fund I		306			1,214			56,279
LargeCap S&P 500 Index Fund		11,794			(730)			5,148
LargeCap Value Fund		6,884			(166)			18,366
LargeCap Value Fund III		4,825			291			15,573
MidCap Fund		81			(9)			3,709
MidCap Growth Fund III		—			(50)			10,394
MidCap Value Fund III		2,589			439			5,044
Origin Emerging Markets Fund		817			(3,977)			—
Overseas Fund		8,744			15			8,966
SmallCap Growth Fund I		—			(82)			10,810
SmallCap Value Fund II		2,395			132			11,101
		$88,673			$654			$162,034
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2035 Fund
		April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Bond Market Index Fund (a)	6,718,377	$74,910
Core Plus Bond Fund (a)	13,252,591	144,718
Diversified International Fund (a)	9,088,610	101,520
Diversified Real Asset Fund (a)	3,027,412	32,726
Global Opportunities Fund (a)	3,970,734	45,028
Global Real Estate Securities Fund (a)	5,444,303	49,489
High Yield Fund I (a)	2,483,439	23,617
Inflation Protection Fund (a)	1,944,748	16,608
International Emerging Markets Fund (a)	1,099,594	22,531
LargeCap Growth Fund (a)	3,702,800	36,065
LargeCap Growth Fund I (a)	11,377,132	131,861
LargeCap S&P 500 Index Fund (a)	8,911,414	128,859
LargeCap Value Fund (a)	6,599,626	74,972
LargeCap Value Fund III (a)	5,205,956	76,215
MidCap Growth Fund III (a),(b)	6,008,955	58,347
MidCap Value Fund III (a)	3,260,392	59,470
Origin Emerging Markets Fund (a)	1,988,368	16,245
Overseas Fund (a)	10,919,640	102,535
SmallCap Growth Fund I (a),(b)	2,291,911	24,088
SmallCap Value Fund II (a)	2,193,941	25,011
		$1,244,815
TOTAL INVESTMENT COMPANIES		$1,244,815
Total Investments		$1,244,815
Other Assets and Liabilities - (0.01)%		$(119)
TOTAL NET ASSETS - 100.00%		$1,244,696

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	49.39%
International Equity Funds	27.11%
Fixed Income Funds	20.88%
Specialty Funds	2.63%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2035 Fund
April 30, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	April 30, 2016 April 30, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Fund	3,855,239	$43,014	2,981,566	$33,009	118,428	$1,294	6,718,377	$74,728
Core Plus Bond Fund	11,782,119	125,933	1,827,852	19,681	357,380	3,818	13,252,591	141,795
Diversified International Fund	7,694,779	75,589	1,656,259	18,111	262,428	2,913	9,088,610	90,787
Diversified Real Asset Fund	4,051,039	47,978	355,070	3,641	1,378,697	14,438	3,027,412	36,849
Global Multi-Strategy Fund	2,964,573	31,490	246,903	2,621	3,211,476	33,981	—	—
Global Opportunities Fund	5,419,725	60,750	501,948	5,644	1,950,939	21,838	3,970,734	44,321
Global Real Estate Securities Fund	5,322,554	40,589	613,977	5,419	492,228	4,451	5,444,303	41,560
High Yield Fund I	2,289,492	22,344	272,948	2,497	79,001	725	2,483,439	24,115
Inflation Protection Fund	1,828,690	15,903	181,834	1,513	65,776	544	1,944,748	16,871
International Emerging Markets Fund	1,046,982	20,987	88,900	1,719	36,288	717	1,099,594	21,990
LargeCap Growth Fund	3,277,876	22,450	537,458	5,457	112,534	1,166	3,702,800	26,744
LargeCap Growth Fund I	9,616,909	81,402	2,028,062	23,907	267,839	3,276	11,377,132	102,022
LargeCap S&P 500 Index Fund	8,661,487	91,660	928,674	13,024	678,747	9,808	8,911,414	94,884
LargeCap Value Fund	5,721,613	56,694	1,066,937	12,221	188,924	2,212	6,599,626	66,701
LargeCap Value Fund III	5,022,478	67,598	814,514	11,672	631,036	9,230	5,205,956	70,038
MidCap Growth Fund III	4,174,132	42,587	1,980,042	19,001	145,219	1,422	6,008,955	60,167
MidCap Value Fund III	2,296,950	39,082	1,042,096	18,489	78,654	1,423	3,260,392	56,148
Origin Emerging Markets Fund	2,101,719	21,299	217,285	1,704	330,636	2,717	1,988,368	20,253
Overseas Fund	8,629,099	88,756	2,598,328	24,116	307,787	2,913	10,919,640	109,959
SmallCap Growth Fund I	1,998,843	19,156	354,988	3,780	61,920	690	2,291,911	22,245
SmallCap Value Fund II	1,866,881	17,851	388,673	4,291	61,613	708	2,193,941	21,433
		$1,033,112		$231,517		$120,284		$1,143,610

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Fund		$824			$(1)			$53
Core Plus Bond Fund		1,607			(1)			—
Diversified International Fund		1,316			—			—
Diversified Real Asset Fund		423			(332)			—
Global Multi-Strategy Fund		295			(130)			664
Global Opportunities Fund		855			(235)			554
Global Real Estate Securities Fund		884			3			869
High Yield Fund I		649			(1)			—
Inflation Protection Fund		126			(1)			—
International Emerging Markets Fund		191			1			—
LargeCap Growth Fund		102			3			3,542
LargeCap Growth Fund I		78			(11)			14,367
LargeCap S&P 500 Index Fund		2,333			8			1,018
LargeCap Value Fund		1,800			(2)			4,798
LargeCap Value Fund III		1,424			(2)			4,595
MidCap Growth Fund III		—			1			2,108
MidCap Value Fund III		541			—			1,054
Origin Emerging Markets Fund		159			(33)			—
Overseas Fund		1,637			—			1,677
SmallCap Growth Fund I		—			(1)			2,024
SmallCap Value Fund II		445			(1)			2,060
		$15,689			$(735)			$39,383
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2040 Fund
		April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Bond Market Index Fund (a)	17,609,064	$196,341
Core Plus Bond Fund (a)	34,702,823	378,955
Diversified International Fund (a)	37,671,874	420,795
Diversified Real Asset Fund (a)	10,973,136	118,620
Global Opportunities Fund (a)	14,894,619	168,905
Global Real Estate Securities Fund (a)	21,447,526	194,958
High Yield Fund I (a)	8,760,272	83,310
Inflation Protection Fund (a)	4,865,767	41,554
International Emerging Markets Fund (a)	4,223,822	86,546
LargeCap Growth Fund (a)	11,045,966	107,588
LargeCap Growth Fund I (a)	39,637,892	459,403
LargeCap S&P 500 Index Fund (a)	33,150,575	479,357
LargeCap Value Fund (a)	24,515,241	278,493
LargeCap Value Fund III (a)	19,778,550	289,558
MidCap Growth Fund III (a),(b)	22,143,446	215,013
MidCap Value Fund III (a)	11,817,401	215,549
Origin Emerging Markets Fund (a)	7,322,899	59,828
Overseas Fund (a)	43,019,412	403,952
SmallCap Growth Fund I (a),(b)	8,592,889	90,311
SmallCap Value Fund II (a)	8,002,424	91,228
		$4,380,264
TOTAL INVESTMENT COMPANIES		$4,380,264
Total Investments		$4,380,264
Other Assets and Liabilities - (0.01)%		$(338)
TOTAL NET ASSETS - 100.00%		$4,379,926

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	50.83%
International Equity Funds	30.49%
Fixed Income Funds	15.98%
Specialty Funds	2.71%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2040 Fund
April 30, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	April 30, 2016 April 30, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Fund	9,211,509	$102,550	8,790,418	$97,300	392,863	$4,309	17,609,064	$195,538
Core Plus Bond Fund	30,008,733	326,492	5,769,026	62,195	1,074,936	11,518	34,702,823	377,171
Diversified International Fund	32,046,469	394,473	6,828,336	74,509	1,202,931	13,268	37,671,874	455,703
Diversified Real Asset Fund	12,193,729	140,801	649,681	6,677	1,870,274	20,006	10,973,136	127,756
Global Multi-Strategy Fund	9,959,184	105,113	582,544	6,191	10,541,728	111,562	—	—
Global Opportunities Fund	20,281,576	225,433	1,200,722	13,593	6,587,679	73,721	14,894,619	164,924
Global Real Estate Securities Fund	24,313,186	185,229	1,740,049	15,444	4,605,709	41,765	21,447,526	160,430
High Yield Fund I	8,463,069	81,793	625,914	5,728	328,711	3,020	8,760,272	84,499
Inflation Protection Fund	4,222,674	35,934	824,883	6,976	181,790	1,510	4,865,767	41,395
International Emerging Markets Fund	4,174,608	95,626	195,876	3,805	146,662	2,894	4,223,822	96,537
LargeCap Growth Fund	13,713,635	88,837	1,882,661	19,232	4,550,330	45,756	11,045,966	66,783
LargeCap Growth Fund I	34,735,339	266,840	5,888,287	69,795	985,734	11,887	39,637,892	324,698
LargeCap S&P 500 Index Fund	35,067,635	380,696	2,299,459	32,309	4,216,519	60,863	33,150,575	351,605
LargeCap Value Fund	22,839,152	231,293	3,228,179	37,175	1,552,090	17,847	24,515,241	250,670
LargeCap Value Fund III	19,770,087	264,059	2,404,138	34,577	2,395,675	34,860	19,778,550	263,975
MidCap Growth Fund III	16,445,316	167,802	6,377,401	61,785	679,271	6,589	22,143,446	222,999
MidCap Value Fund III	8,334,408	140,794	3,849,923	69,283	366,930	6,589	11,817,401	203,488
Origin Emerging Markets Fund	8,425,573	86,435	474,421	3,744	1,577,095	12,953	7,322,899	75,955
Overseas Fund	35,109,675	348,534	9,328,439	86,947	1,418,702	13,267	43,019,412	422,219
SmallCap Growth Fund I	7,912,144	78,013	1,061,026	11,429	380,281	4,095	8,592,889	85,361
SmallCap Value Fund II	7,422,460	63,357	1,212,961	13,426	632,997	7,155	8,002,424	69,662
		$3,810,104		$732,120		$505,434		$4,041,368

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Fund		$1,960			$(3)			$126
Core Plus Bond Fund		4,101			2			—
Diversified International Fund		5,451			(11)			—
Diversified Real Asset Fund		1,267			284			—
Global Multi-Strategy Fund		987			258			2,218
Global Opportunities Fund		3,186			(381)			2,063
Global Real Estate Securities Fund		3,953			1,522			3,952
High Yield Fund I		2,355			(2)			—
Inflation Protection Fund		289			(5)			—
International Emerging Markets Fund		755			—			—
LargeCap Growth Fund		424			4,470			14,747
LargeCap Growth Fund I		281			(50)			51,667
LargeCap S&P 500 Index Fund		9,396			(537)			4,100
LargeCap Value Fund		7,146			49			19,057
LargeCap Value Fund III		5,578			199			18,003
MidCap Growth Fund III		—			1			8,260
MidCap Value Fund III		1,954			—			3,804
Origin Emerging Markets Fund		635			(1,271)			—
Overseas Fund		6,621			5			6,785
SmallCap Growth Fund I		—			14			7,972
SmallCap Value Fund II		1,760			34			8,150
		$58,099			$4,578			$150,904
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2045 Fund
		April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Bond Market Index Fund (a)	2,438,853	$27,193
Core Plus Bond Fund (a)	4,736,935	51,727
Diversified International Fund (a)	7,192,892	80,345
Diversified Real Asset Fund (a)	1,968,276	21,277
Global Opportunities Fund (a)	2,885,337	32,720
Global Real Estate Securities Fund (a)	4,346,689	39,511
High Yield Fund I (a)	1,685,214	16,026
International Emerging Markets Fund (a)	784,264	16,070
LargeCap Growth Fund (a)	1,507,682	14,685
LargeCap Growth Fund I (a)	8,126,669	94,188
LargeCap S&P 500 Index Fund (a)	6,355,977	91,907
LargeCap Value Fund (a)	4,764,882	54,129
LargeCap Value Fund III (a)	3,797,555	55,596
MidCap Growth Fund III (a),(b)	4,314,888	41,898
MidCap Value Fund III (a)	2,334,250	42,577
Origin Emerging Markets Fund (a)	1,366,689	11,166
Overseas Fund (a)	7,982,174	74,953
SmallCap Growth Fund I (a),(b)	1,563,593	16,433
SmallCap Value Fund II (a)	1,579,462	18,006
		$800,407
TOTAL INVESTMENT COMPANIES		$800,407
Total Investments		$800,407
Other Assets and Liabilities - (0.01)%		$(81)
TOTAL NET ASSETS - 100.00%		$800,326

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	53.64%
International Equity Funds	31.85%
Fixed Income Funds	11.86%
Specialty Funds	2.66%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2045 Fund
April 30, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	April 30, 2016 April 30, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Fund	1,193,695	$13,338	1,278,731	$14,208	33,573	$367	2,438,853	$27,179
Core Plus Bond Fund	3,521,546	37,922	1,317,303	14,185	101,914	1,088	4,736,935	51,019
Diversified International Fund	5,449,352	55,698	1,912,536	20,732	168,996	1,861	7,192,892	74,569
Diversified Real Asset Fund	2,130,771	25,299	278,839	2,857	441,334	4,732	1,968,276	23,453
Global Multi-Strategy Fund	1,413,532	14,972	161,436	1,713	1,574,968	16,666	—	—
Global Opportunities Fund	3,850,205	43,559	486,623	5,460	1,451,491	16,256	2,885,337	32,573
Global Real Estate Securities Fund	4,379,988	35,103	633,655	5,580	666,954	6,045	4,346,689	34,632
High Yield Fund I	1,399,880	13,982	331,137	3,066	45,803	419	1,685,214	16,629
International Emerging Markets Fund	720,362	15,685	87,942	1,699	24,040	471	784,264	16,913
LargeCap Growth Fund	2,326,543	17,709	444,553	4,501	1,263,414	12,712	1,507,682	9,485
LargeCap Growth Fund I	6,648,723	61,758	1,656,354	19,473	178,408	2,145	8,126,669	79,087
LargeCap S&P 500 Index Fund	5,746,701	63,444	851,092	11,920	241,816	3,448	6,355,977	71,915
LargeCap Value Fund	3,988,338	42,026	899,618	10,278	123,074	1,423	4,764,882	50,879
LargeCap Value Fund III	3,543,253	47,929	696,347	9,961	442,045	6,433	3,797,555	51,466
MidCap Growth Fund III	2,920,579	30,870	1,488,380	14,376	94,071	910	4,314,888	44,336
MidCap Value Fund III	1,603,780	28,034	781,379	14,012	50,909	909	2,334,250	41,136
Origin Emerging Markets Fund	1,575,684	15,991	211,563	1,660	420,558	3,460	1,366,689	14,035
Overseas Fund	6,094,986	64,030	2,085,934	19,339	198,746	1,861	7,982,174	81,507
SmallCap Growth Fund I	1,309,637	13,540	295,118	3,124	41,162	450	1,563,593	16,214
SmallCap Value Fund II	1,296,591	13,392	323,714	3,570	40,843	459	1,579,462	16,503
		$654,281		$181,714		$82,115		$753,530

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Fund		$258			$—			$17
Core Plus Bond Fund		512			—			—
Diversified International Fund		946			—			—
Diversified Real Asset Fund		226			29			—
Global Multi-Strategy Fund		143			(19)			320
Global Opportunities Fund		616			(190)			398
Global Real Estate Securities Fund		734			(6)			722
High Yield Fund I		406			—			—
International Emerging Markets Fund		133			—			—
LargeCap Growth Fund		73			(13)			2,538
LargeCap Growth Fund I		55			1			10,017
LargeCap S&P 500 Index Fund		1,566			(1)			682
LargeCap Value Fund		1,268			(2)			3,378
LargeCap Value Fund III		1,015			9			3,273
MidCap Growth Fund III		—			—			1,491
MidCap Value Fund III		383			(1)			744
Origin Emerging Markets Fund		121			(156)			—
Overseas Fund		1,174			(1)			1,197
SmallCap Growth Fund I		—			—			1,339
SmallCap Value Fund II		312			—			1,445
		$9,941			$(350)			$27,561
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2050 Fund
		April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Bond Market Index Fund (a)	4,626,015	$51,580
Core Plus Bond Fund (a)	9,185,959	100,311
Diversified International Fund (a)	22,504,943	251,380
Diversified Real Asset Fund (a)	5,693,256	61,544
Global Opportunities Fund (a)	8,635,689	97,929
Global Real Estate Securities Fund (a)	12,929,686	117,531
High Yield Fund I (a)	4,993,392	47,487
International Emerging Markets Fund (a)	2,528,764	51,814
LargeCap Growth Fund (a)	5,424,932	52,839
LargeCap Growth Fund I (a)	23,943,350	277,503
LargeCap S&P 500 Index Fund (a)	18,799,214	271,837
LargeCap Value Fund (a)	14,316,491	162,635
LargeCap Value Fund III (a)	11,267,611	164,958
MidCap Growth Fund III (a),(b)	12,796,861	124,258
MidCap Value Fund III (a)	7,053,207	128,650
Origin Emerging Markets Fund (a)	4,839,220	39,536
Overseas Fund (a)	23,201,711	217,864
SmallCap Growth Fund I (a),(b)	4,661,431	48,992
SmallCap Value Fund II (a)	4,538,224	51,736
		$2,320,384
TOTAL INVESTMENT COMPANIES		$2,320,384
Total Investments		$2,320,384
Other Assets and Liabilities - (0.01)%		$(229)
TOTAL NET ASSETS - 100.00%		$2,320,155

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	55.33%
International Equity Funds	33.44%
Fixed Income Funds	8.59%
Specialty Funds	2.65%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2050 Fund
April 30, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	April 30, 2016 April 30, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Fund	2,228,942	$24,902	2,486,463	$27,702	89,390	$979	4,626,015	$51,625
Core Plus Bond Fund	7,618,261	83,094	1,854,137	20,026	286,439	3,065	9,185,959	100,056
Diversified International Fund	17,375,288	207,681	5,853,266	63,154	723,611	7,964	22,504,943	262,872
Diversified Real Asset Fund	5,439,170	63,429	493,414	5,075	239,328	2,495	5,693,256	66,007
Global Multi-Strategy Fund	4,103,318	43,265	340,567	3,620	4,443,885	47,022	—	—
Global Opportunities Fund	12,283,084	138,942	1,093,525	12,329	4,740,920	53,221	8,635,689	97,472
Global Real Estate Securities Fund	12,593,506	96,412	1,361,846	12,030	1,025,666	9,234	12,929,686	99,231
High Yield Fund I	4,689,868	47,894	488,404	4,469	184,880	1,693	4,993,392	50,669
International Emerging Markets Fund	2,438,665	57,969	184,050	3,570	93,951	1,843	2,528,764	59,695
LargeCap Growth Fund	7,568,932	52,928	1,238,106	12,608	3,382,106	34,028	5,424,932	32,366
LargeCap Growth Fund I	20,473,421	170,989	4,130,369	48,820	660,440	7,943	23,943,350	211,855
LargeCap S&P 500 Index Fund	17,677,678	193,478	1,847,178	25,903	725,642	10,276	18,799,214	209,060
LargeCap Value Fund	12,599,905	132,160	2,237,277	25,684	520,691	6,003	14,316,491	151,837
LargeCap Value Fund III	11,965,496	160,876	1,775,179	25,486	2,473,064	36,004	11,267,611	151,166
MidCap Growth Fund III	8,864,984	91,574	4,335,245	42,015	403,368	3,907	12,796,861	129,686
MidCap Value Fund III	4,992,429	86,963	2,278,879	41,004	218,101	3,907	7,053,207	124,053
Origin Emerging Markets Fund	5,225,385	53,721	449,474	3,544	835,639	6,848	4,839,220	50,097
Overseas Fund	19,413,180	196,724	4,641,357	43,157	852,826	7,965	23,201,711	231,919
SmallCap Growth Fund I	4,116,633	42,717	719,580	7,695	174,782	1,902	4,661,431	48,507
SmallCap Value Fund II	3,913,376	35,496	793,718	8,780	168,870	1,900	4,538,224	42,361
		$1,981,214		$436,671		$248,199		$2,170,534

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Fund		$478			$—			$31
Core Plus Bond Fund		1,050			1			—
Diversified International Fund		2,984			1			—
Diversified Real Asset Fund		571			(2)			—
Global Multi-Strategy Fund		410			137			921
Global Opportunities Fund		1,947			(578)			1,258
Global Real Estate Securities Fund		2,104			23			2,061
High Yield Fund I		1,323			(1)			—
International Emerging Markets Fund		445			(1)			—
LargeCap Growth Fund		236			858			8,194
LargeCap Growth Fund I		167			(11)			30,639
LargeCap S&P 500 Index Fund		4,775			(45)			2,082
LargeCap Value Fund		3,972			(4)			10,588
LargeCap Value Fund III		3,398			808			10,964
MidCap Growth Fund III		—			4			4,487
MidCap Value Fund III		1,180			(7)			2,296
Origin Emerging Markets Fund		398			(320)			—
Overseas Fund		3,697			3			3,781
SmallCap Growth Fund I		—			(3)			4,177
SmallCap Value Fund II		934			(15)			4,328
		$30,069			$848			$85,807
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2055 Fund
		April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Bond Market Index Fund (a)	369,904	$4,124
Core Plus Bond Fund (a)	760,623	8,306
Diversified International Fund (a)	2,584,213	28,866
Diversified Real Asset Fund (a)	561,608	6,071
Global Opportunities Fund (a)	1,000,155	11,342
Global Real Estate Securities Fund (a)	1,490,512	13,549
High Yield Fund I (a)	533,824	5,077
International Emerging Markets Fund (a)	270,505	5,543
LargeCap Growth Fund (a)	707,100	6,887
LargeCap Growth Fund I (a)	2,741,598	31,775
LargeCap S&P 500 Index Fund (a)	2,241,589	32,413
LargeCap Value Fund (a)	1,677,983	19,062
LargeCap Value Fund III (a)	1,316,075	19,267
MidCap Growth Fund III (a),(b)	1,482,344	14,393
MidCap Value Fund III (a)	812,591	14,822
Origin Emerging Markets Fund (a)	515,515	4,212
Overseas Fund (a)	2,667,463	25,047
SmallCap Growth Fund I (a),(b)	547,588	5,755
SmallCap Value Fund II (a)	529,477	6,037
		$262,548
TOTAL INVESTMENT COMPANIES		$262,548
Total Investments		$262,548
Other Assets and Liabilities - (0.01)%		$(28)
TOTAL NET ASSETS - 100.00%		$262,520

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	57.29%
International Equity Funds	33.74%
Fixed Income Funds	6.67%
Specialty Funds	2.31%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2055 Fund
April 30, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	April 30, 2016 April 30, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Fund	109,851	$1,225	262,530	$2,917	2,477	$27	369,904	$4,115
Core Plus Bond Fund	384,068	4,130	384,527	4,161	7,972	84	760,623	8,207
Diversified International Fund	1,743,314	19,246	878,906	9,470	38,007	424	2,584,213	28,292
Diversified Real Asset Fund	454,626	5,418	117,570	1,210	10,588	111	561,608	6,517
Global Multi-Strategy Fund	359,446	3,862	67,471	716	426,917	4,519	—	—
Global Opportunities Fund	1,244,487	14,468	271,990	3,045	516,322	5,798	1,000,155	11,655
Global Real Estate Securities Fund	1,310,690	10,985	314,563	2,768	134,741	1,223	1,490,512	12,531
High Yield Fund I	427,805	4,380	115,737	1,059	9,718	89	533,824	5,350
International Emerging Markets Fund	226,398	5,231	49,487	957	5,380	107	270,505	6,081
LargeCap Growth Fund	731,071	6,692	190,756	1,921	214,727	2,165	707,100	6,383
LargeCap Growth Fund I	2,032,258	21,799	748,664	8,755	39,324	485	2,741,598	30,069
LargeCap S&P 500 Index Fund	1,884,055	23,294	465,100	6,521	107,566	1,558	2,241,589	28,258
LargeCap Value Fund	1,277,016	14,875	428,636	4,879	27,669	326	1,677,983	19,428
LargeCap Value Fund III	1,204,200	16,681	339,715	4,852	227,840	3,326	1,316,075	18,224
MidCap Growth Fund III	900,786	9,887	602,635	5,803	21,077	208	1,482,344	15,482
MidCap Value Fund III	505,367	9,257	318,646	5,696	11,422	208	812,591	14,745
Origin Emerging Markets Fund	528,517	5,347	120,880	950	133,882	1,105	515,515	5,201
Overseas Fund	1,908,164	20,576	803,825	7,411	44,526	426	2,667,463	27,561
SmallCap Growth Fund I	414,773	4,856	141,921	1,491	9,106	103	547,588	6,244
SmallCap Value Fund II	392,288	4,551	146,086	1,609	8,897	103	529,477	6,056
		$206,760		$76,191		$22,395		$260,399

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Fund		$24			$—			$2
Core Plus Bond Fund		63			—			—
Diversified International Fund		310			—			—
Diversified Real Asset Fund		49			—			—
Global Multi-Strategy Fund		37			(59)			83
Global Opportunities Fund		204			(60)			131
Global Real Estate Securities Fund		227			1			219
High Yield Fund I		130			—			—
International Emerging Markets Fund		43			—			—
LargeCap Growth Fund		23			(65)			811
LargeCap Growth Fund I		17			—			3,109
LargeCap S&P 500 Index Fund		523			1			227
LargeCap Value Fund		414			—			1,101
LargeCap Value Fund III		350			17			1,129
MidCap Growth Fund III		—			—			469
MidCap Value Fund III		123			—			239
Origin Emerging Markets Fund		42			9			—
Overseas Fund		376			—			382
SmallCap Growth Fund I		—			—			432
SmallCap Value Fund II		96			(1)			447
		$3,051			$(157)			$8,781
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2060 Fund
		April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Bond Market Index Fund (a)	156,922	$1,750
Core Plus Bond Fund (a)	352,363	3,848
Diversified International Fund (a)	1,292,759	14,440
Diversified Real Asset Fund (a)	281,898	3,047
Global Opportunities Fund (a)	492,068	5,580
Global Real Estate Securities Fund (a)	728,844	6,625
High Yield Fund I (a)	276,643	2,631
International Emerging Markets Fund (a)	147,019	3,012
LargeCap Growth Fund (a)	455,121	4,433
LargeCap Growth Fund I (a)	1,316,360	15,257
LargeCap S&P 500 Index Fund (a)	1,167,099	16,876
LargeCap Value Fund (a)	810,618	9,209
LargeCap Value Fund III (a)	734,928	10,759
MidCap Growth Fund III (a),(b)	671,282	6,518
MidCap Value Fund III (a)	359,960	6,566
Origin Emerging Markets Fund (a)	321,860	2,630
Overseas Fund (a)	1,263,824	11,867
SmallCap Growth Fund I (a),(b)	267,204	2,808
SmallCap Value Fund II (a)	256,938	2,929
		$130,785
TOTAL INVESTMENT COMPANIES		$130,785
Total Investments		$130,785
Other Assets and Liabilities - (0.01)%		$(15)
TOTAL NET ASSETS - 100.00%		$130,770

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	57.63%
International Equity Funds	33.76%
Fixed Income Funds	6.29%
Specialty Funds	2.33%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2060 Fund
April 30, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales		Sales	April 30, 2016 April 30, 2016
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	54,013	$600	105,092	$1,167	2,183		$24	156,922	$1,743
Core Plus Bond Fund	192,934	2,107	165,607	1,793	6,178		66	352,363	3,834
Diversified International Fund	867,290	10,367	454,600	4,909	29,131		315	1,292,759	14,960
Diversified Real Asset Fund	220,581	2,677	69,222	714	7,905		81	281,898	3,310
Global Multi-Strategy Fund	193,638	2,144	41,413	440	235,051		2,486	—	—
Global Opportunities Fund	608,209	7,498	160,373	1,802	276,514		3,107	492,068	6,122
Global Real Estate Securities Fund	584,010	5,270	179,864	1,584	35,030		313	728,844	6,541
High Yield Fund I	216,190	2,232	67,609	619	7,156		66	276,643	2,785
International Emerging Markets Fund	120,802	2,879	30,001	583	3,784		73	147,019	3,389
LargeCap Growth Fund	362,682	4,075	109,156	1,106	16,717		167	455,121	5,014
LargeCap Growth Fund I	935,183	12,109	407,496	4,784	26,319		306	1,316,360	16,587
LargeCap S&P 500 Index Fund	925,166	13,221	271,017	3,809	29,084		403	1,167,099	16,627
LargeCap Value Fund	593,159	7,707	238,504	2,724	21,045		236	810,618	10,194
LargeCap Value Fund III	562,623	8,588	189,114	2,710	16,809		238	734,928	11,060
MidCap Growth Fund III	445,509	5,022	242,244	2,327	16,471		155	671,282	7,193
MidCap Value Fund III	241,883	4,792	126,988	2,272	8,911		156	359,960	6,908
Origin Emerging Markets Fund	258,644	2,601	72,318	571	9,102		72	321,860	3,100
Overseas Fund	957,428	10,718	340,916	3,141	34,520		316	1,263,824	13,541
SmallCap Growth Fund I	194,719	2,533	79,620	841	7,135		75	267,204	3,299
SmallCap Value Fund II	183,147	2,459	80,669	893	6,878		74	256,938	3,278
		$109,599		$38,789			$8,729		$139,485

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$12			$—	$			1
Core Plus Bond Fund		31			—				—
Diversified International Fund		158			(1)				—
Diversified Real Asset Fund		25			—				—
Global Multi-Strategy Fund		20			(98)				45
Global Opportunities Fund		102			(71)				65
Global Real Estate Securities Fund		106			—				100
High Yield Fund I		67			—				—
International Emerging Markets Fund		23			—				—
LargeCap Growth Fund		12			—				411
LargeCap Growth Fund I		8			—				1,463
LargeCap S&P 500 Index Fund		264			—				114
LargeCap Value Fund		198			(1)				524
LargeCap Value Fund III		168			—				539
MidCap Growth Fund III		—			(1)				237
MidCap Value Fund III		61			—				117
Origin Emerging Markets Fund		21			—				—
Overseas Fund		195			(2)				196
SmallCap Growth Fund I		—			—				208
SmallCap Value Fund II		48			—				212
		$1,519			$(174)	$			4,232
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2015 Fund
		April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.17%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.17%
Bond Market Index Fund (a)	236,739	$2,640
Diversified International Fund (a)	67,355	752
Diversified Real Asset Fund (a)	41,655	450
Global Diversified Income Fund (a)	49,905	663
Inflation Protection Fund (a)	70,935	606
International Emerging Markets Fund (a)	5,622	115
International Small Company Fund (a)	15,522	150
LargeCap S&P 500 Index Fund (a)	138,177	1,998
MidCap S&P 400 Index Fund (a)	24,277	446
Origin Emerging Markets Fund (a)	13,137	107
Short-Term Income Fund (a)	54,366	663
SmallCap S&P 600 Index Fund (a)	10,057	226
		$8,816
TOTAL INVESTMENT COMPANIES		$8,816
Total Investments		$8,816
Other Assets and Liabilities - (0.17)%		$(15)
TOTAL NET ASSETS - 100.00%		$8,801

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	44.40%
Domestic Equity Funds	30.33%
International Equity Funds	12.78%
Specialty Funds	12.66%
Other Assets and Liabilities	(0.17)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2015 Fund
April 30, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales		Sales	April 30, 2016 April 30, 2016
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	205,271	$2,272	48,649	$529	17,181		$190	236,739	$2,611
Diversified International Fund	58,803	688	13,773	151	5,221		57	67,355	781
Diversified Real Asset Fund	36,012	406	8,169	85	2,526		26	41,655	464
Global Diversified Income Fund	42,662	582	10,856	141	3,613		47	49,905	676
Inflation Protection Fund	62,200	522	13,746	113	5,011		42	70,935	593
International Emerging Markets Fund	4,839	104	1,108	22	325		7	5,622	119
International Small Company Fund	13,503	132	3,139	30	1,120		11	15,522	151
LargeCap S&P 500 Index Fund	118,643	1,758	29,226	412	9,692		138	138,177	2,031
MidCap S&P 400 Index Fund	19,783	390	6,339	111	1,845		33	24,277	468
Origin Emerging Markets Fund	11,290	100	2,613	21	766		6	13,137	115
Short-Term Income Fund	47,688	581	10,619	128	3,941		48	54,366	661
SmallCap S&P 600 Index Fund	8,122	198	2,625	57	690		16	10,057	239
		$7,733		$1,800			$621		$8,909

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$43			$—	$			3
Diversified International Fund		10			(1)				—
Diversified Real Asset Fund		4			(1)				—
Global Diversified Income Fund		20			—				—
Inflation Protection Fund		4			—				—
International Emerging Markets Fund		1			—				—
International Small Company Fund		2			—				—
LargeCap S&P 500 Index Fund		32			(1)				14
MidCap S&P 400 Index Fund		5			—				23
Origin Emerging Markets Fund		1			—				—
Short-Term Income Fund		6			—				—
SmallCap S&P 600 Index Fund		2			—				12
		$130			$(3)	$			52
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2020 Fund
		April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.03%
Bond Market Index Fund (a)	733,232	$8,176
Diversified International Fund (a)	283,704	3,169
Diversified Real Asset Fund (a)	124,314	1,344
Global Diversified Income Fund (a)	150,561	2,001
Global Real Estate Securities Fund (a)	84,472	768
Inflation Protection Fund (a)	145,955	1,246
International Emerging Markets Fund (a)	23,247	476
International Small Company Fund (a)	63,358	611
LargeCap S&P 500 Index Fund (a)	576,723	8,339
MidCap S&P 400 Index Fund (a)	101,745	1,869
Origin Emerging Markets Fund (a)	54,686	447
Short-Term Income Fund (a)	100,572	1,226
SmallCap S&P 600 Index Fund (a)	41,248	924
		$30,596
TOTAL INVESTMENT COMPANIES		$30,596
Total Investments		$30,596
Other Assets and Liabilities - (0.03)%		$(8)
TOTAL NET ASSETS - 100.00%		$30,588

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	36.39%
Fixed Income Funds	34.82%
International Equity Funds	17.89%
Specialty Funds	10.93%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2020 Fund
April 30, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales		Sales	April 30, 2016 April 30, 2016
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	557,163	$6,172	199,547	$2,168	23,478		$258	733,232	$8,082
Diversified International Fund	216,575	2,521	76,686	841	9,557		105	283,704	3,256
Diversified Real Asset Fund	94,451	1,058	33,289	347	3,426		35	124,314	1,369
Global Diversified Income Fund	112,662	1,534	42,654	555	4,755		63	150,561	2,026
Global Real Estate Securities Fund	63,036	588	23,909	211	2,473		21	84,472	778
Inflation Protection Fund	112,381	941	38,100	314	4,526		37	145,955	1,218
International Emerging Markets Fund	17,565	376	6,278	122	596		12	23,247	486
International Small Company Fund	48,257	471	17,097	162	1,996		19	63,358	614
LargeCap S&P 500 Index Fund	433,817	6,429	160,777	2,260	17,871		252	576,723	8,435
MidCap S&P 400 Index Fund	72,272	1,423	32,875	574	3,402		61	101,745	1,936
Origin Emerging Markets Fund	41,231	364	14,882	118	1,427		11	54,686	471
Short-Term Income Fund	77,406	942	26,417	320	3,251		39	100,572	1,223
SmallCap S&P 600 Index Fund	29,130	705	13,377	287	1,259		27	41,248	965
		$23,524		$8,279			$940		$30,859

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$122			$—	$			8
Diversified International Fund		38			(1)				—
Diversified Real Asset Fund		10			(1)				—
Global Diversified Income Fund		56			—				—
Global Real Estate Securities Fund		11			—				11
Inflation Protection Fund		8			—				—
International Emerging Markets Fund		3			—				—
International Small Company Fund		6			—				—
LargeCap S&P 500 Index Fund		119			(2)				52
MidCap S&P 400 Index Fund		20			—				86
Origin Emerging Markets Fund		3			—				—
Short-Term Income Fund		12			—				—
SmallCap S&P 600 Index Fund		8			—				48
		$416			$(4)	$			205
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2025 Fund
		April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.33%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.33%
Bond Market Index Fund (a)	107,347	$1,197
Diversified International Fund (a)	53,521	598
Diversified Real Asset Fund (a)	19,648	212
Global Diversified Income Fund (a)	20,556	273
Global Real Estate Securities Fund (a)	16,439	149
Inflation Protection Fund (a)	18,166	155
International Emerging Markets Fund (a)	4,286	88
International Small Company Fund (a)	10,879	105
LargeCap S&P 500 Index Fund (a)	107,197	1,550
MidCap S&P 400 Index Fund (a)	18,916	348
Origin Emerging Markets Fund (a)	10,421	85
SmallCap S&P 600 Index Fund (a)	7,663	172
		$4,932
TOTAL INVESTMENT COMPANIES		$4,932
Total Investments		$4,932
Other Assets and Liabilities - (0.33)%		$(16)
TOTAL NET ASSETS - 100.00%		$4,916

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	42.09%
Fixed Income Funds	27.51%
International Equity Funds	20.85%
Specialty Funds	9.88%
Other Assets and Liabilities	(0.33)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2025 Fund
April 30, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales		Sales	April 30, 2016 April 30, 2016
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	58,637	$647	58,154	$632	9,444		$104	107,347	$1,175
Diversified International Fund	30,171	358	28,236	310	4,886		53	53,521	615
Diversified Real Asset Fund	10,455	121	10,556	110	1,363		14	19,648	217
Global Diversified Income Fund	11,069	153	11,246	146	1,759		23	20,556	276
Global Real Estate Securities Fund	8,860	83	8,934	79	1,355		12	16,439	150
Inflation Protection Fund	10,082	85	9,597	79	1,513		12	18,166	152
International Emerging Markets Fund	2,255	49	2,290	45	259		5	4,286	89
International Small Company Fund	5,572	54	6,309	60	1,002		9	10,879	105
LargeCap S&P 500 Index Fund	58,149	862	57,855	816	8,807		126	107,197	1,552
MidCap S&P 400 Index Fund	9,609	193	11,052	194	1,745		32	18,916	355
Origin Emerging Markets Fund	5,468	49	5,593	45	640		5	10,421	89
SmallCap S&P 600 Index Fund	3,863	96	4,432	95	632		14	7,663	177
		$2,750		$2,611			$409		$4,952

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$14			$—	$			1
Diversified International Fund		6			—				—
Diversified Real Asset Fund		1			—				—
Global Diversified Income Fund		7			—				—
Global Real Estate Securities Fund		2			—				2
Inflation Protection Fund		1			—				—
International Emerging Markets Fund		—			—				—
International Small Company Fund		1			—				—
LargeCap S&P 500 Index Fund		17			—				7
MidCap S&P 400 Index Fund		3			—				12
Origin Emerging Markets Fund		—			—				—
SmallCap S&P 600 Index Fund		2			—				7
		$54			$—	$			29
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2030 Fund
		April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.02%
Bond Market Index Fund (a)	547,986	$6,110
Diversified International Fund (a)	350,581	3,916
Diversified Real Asset Fund (a)	114,062	1,233
Global Diversified Income Fund (a)	91,287	1,213
Global Real Estate Securities Fund (a)	116,505	1,059
Inflation Protection Fund (a)	82,722	706
International Emerging Markets Fund (a)	28,435	583
International Small Company Fund (a)	79,547	767
LargeCap S&P 500 Index Fund (a)	719,560	10,405
MidCap S&P 400 Index Fund (a)	127,790	2,348
Origin Emerging Markets Fund (a)	67,244	549
SmallCap S&P 600 Index Fund (a)	52,129	1,168
		$30,057
TOTAL INVESTMENT COMPANIES		$30,057
Total Investments		$30,057
Other Assets and Liabilities - (0.02)%		$(7)
TOTAL NET ASSETS - 100.00%		$30,050

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	46.33%
International Equity Funds	22.87%
Fixed Income Funds	22.68%
Specialty Funds	8.14%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2030 Fund
April 30, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales		Sales	April 30, 2016 April 30, 2016
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	452,654	$5,016	121,801	$1,323	26,469		$289	547,986	$6,050
Diversified International Fund	289,623	3,361	79,369	865	18,411		196	350,581	4,027
Diversified Real Asset Fund	94,753	1,057	24,785	257	5,476		55	114,062	1,258
Global Diversified Income Fund	74,253	1,009	21,588	280	4,554		59	91,287	1,230
Global Real Estate Securities Fund	94,649	882	27,671	244	5,815		51	116,505	1,074
Inflation Protection Fund	69,196	579	17,505	144	3,979		32	82,722	691
International Emerging Markets Fund	23,535	503	6,239	120	1,339		24	28,435	598
International Small Company Fund	66,091	649	17,473	165	4,017		36	79,547	777
LargeCap S&P 500 Index Fund	589,240	8,724	166,125	2,325	35,805		492	719,560	10,549
MidCap S&P 400 Index Fund	98,933	1,939	35,572	617	6,715		115	127,790	2,439
Origin Emerging Markets Fund	55,583	491	14,895	117	3,234		24	67,244	583
SmallCap S&P 600 Index Fund	40,149	970	14,603	311	2,623		56	52,129	1,224
		$25,180		$6,768			$1,429		$30,500

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$96			$—	$			6
Diversified International Fund		49			(3)				—
Diversified Real Asset Fund		10			(1)				—
Global Diversified Income Fund		35			—				—
Global Real Estate Securities Fund		16			(1)				15
Inflation Protection Fund		5			—				—
International Emerging Markets Fund		4			(1)				—
International Small Company Fund		8			(1)				—
LargeCap S&P 500 Index Fund		158			(8)				69
MidCap S&P 400 Index Fund		27			(2)				116
Origin Emerging Markets Fund		4			(1)				—
SmallCap S&P 600 Index Fund		15			(1)				64
		$427			$(19)	$			270
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2035 Fund
		April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.31%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.31%
Bond Market Index Fund (a)	76,709	$856
Diversified International Fund (a)	66,744	746
Diversified Real Asset Fund (a)	18,138	196
Global Real Estate Securities Fund (a)	22,793	207
High Yield Fund I (a)	10,944	104
Inflation Protection Fund (a)	9,124	78
International Emerging Markets Fund (a)	5,137	105
International Small Company Fund (a)	13,929	134
LargeCap S&P 500 Index Fund (a)	133,742	1,934
MidCap S&P 400 Index Fund (a)	23,581	433
Origin Emerging Markets Fund (a)	12,482	102
SmallCap S&P 600 Index Fund (a)	9,543	214
		$5,109
TOTAL INVESTMENT COMPANIES		$5,109
Total Investments		$5,109
Other Assets and Liabilities - (0.31)%		$(16)
TOTAL NET ASSETS - 100.00%		$5,093

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	50.68%
International Equity Funds	25.42%
Fixed Income Funds	20.36%
Specialty Funds	3.85%
Other Assets and Liabilities	(0.31)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2035 Fund
April 30, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales		Sales	April 30, 2016 April 30, 2016
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	47,721	$526	32,185	$350	3,197		$35	76,709	$841
Diversified International Fund	42,027	499	27,481	301	2,764		30	66,744	770
Diversified Real Asset Fund	11,297	130	7,545	79	704		7	18,138	202
Global Real Estate Securities Fund	14,083	131	9,630	85	920		8	22,793	208
High Yield Fund I	6,706	66	4,678	43	440		4	10,944	105
Inflation Protection Fund	5,798	49	3,698	31	372		4	9,124	76
International Emerging Markets Fund	3,184	70	2,144	42	191		4	5,137	108
International Small Company Fund	8,436	83	6,097	58	604		6	13,929	135
LargeCap S&P 500 Index Fund	83,161	1,230	55,900	789	5,319		78	133,742	1,941
MidCap S&P 400 Index Fund	13,634	272	10,918	192	971		18	23,581	446
Origin Emerging Markets Fund	7,715	70	5,229	42	462		4	12,482	108
SmallCap S&P 600 Index Fund	5,528	137	4,385	94	370		10	9,543	221
		$3,263		$2,106			$208		$5,161

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$11			$—	$			1
Diversified International Fund		7			—				—
Diversified Real Asset Fund		1			—				—
Global Real Estate Securities Fund		3			—				2
High Yield Fund I		3			—				—
Inflation Protection Fund		—			—				—
International Emerging Markets Fund		1			—				—
International Small Company Fund		1			—				—
LargeCap S&P 500 Index Fund		23			—				10
MidCap S&P 400 Index Fund		4			—				17
Origin Emerging Markets Fund		1			—				—
SmallCap S&P 600 Index Fund		2			—				9
		$57			$—	$			39
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2040 Fund
		April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.07%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.07%
Bond Market Index Fund (a)	183,643	$2,048
Diversified International Fund (a)	222,122	2,481
Diversified Real Asset Fund (a)	51,784	560
Global Real Estate Securities Fund (a)	81,517	741
High Yield Fund I (a)	34,846	331
Inflation Protection Fund (a)	19,556	167
International Emerging Markets Fund (a)	17,815	365
International Small Company Fund (a)	49,284	475
LargeCap S&P 500 Index Fund (a)	454,670	6,575
MidCap S&P 400 Index Fund (a)	80,764	1,484
Origin Emerging Markets Fund (a)	43,246	353
SmallCap S&P 600 Index Fund (a)	32,769	734
		$16,314
TOTAL INVESTMENT COMPANIES		$16,314
Total Investments		$16,314
Other Assets and Liabilities - (0.07)%		$(11)
TOTAL NET ASSETS - 100.00%		$16,303

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	53.93%
International Equity Funds	27.09%
Fixed Income Funds	15.62%
Specialty Funds	3.43%
Other Assets and Liabilities	(0.07)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2040 Fund
April 30, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales		Sales	April 30, 2016 April 30, 2016
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	150,136	$1,664	39,675	$432	6,168		$68	183,643	$2,028
Diversified International Fund	181,395	2,106	48,567	531	7,840		88	222,122	2,549
Diversified Real Asset Fund	42,498	474	10,907	113	1,621		16	51,784	570
Global Real Estate Securities Fund	65,408	610	18,774	166	2,665		24	81,517	752
High Yield Fund I	28,033	272	7,974	73	1,161		11	34,846	334
Inflation Protection Fund	16,196	136	4,005	33	645		6	19,556	163
International Emerging Markets Fund	14,576	311	3,747	73	508		10	17,815	374
International Small Company Fund	40,326	394	10,595	100	1,637		15	49,284	479
LargeCap S&P 500 Index Fund	368,025	5,451	101,398	1,425	14,753		212	454,670	6,663
MidCap S&P 400 Index Fund	61,759	1,213	21,807	382	2,802		53	80,764	1,542
Origin Emerging Markets Fund	35,319	311	9,167	73	1,240		10	43,246	374
SmallCap S&P 600 Index Fund	24,940	603	8,872	190	1,043		23	32,769	770
		$13,545		$3,591			$536		$16,598

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$32			$—	$			2
Diversified International Fund		31			—				—
Diversified Real Asset Fund		4			(1)				—
Global Real Estate Securities Fund		11			—				11
High Yield Fund I		9			—				—
Inflation Protection Fund		1			—				—
International Emerging Markets Fund		3			—				—
International Small Company Fund		5			—				—
LargeCap S&P 500 Index Fund		99			(1)				44
MidCap S&P 400 Index Fund		17			—				73
Origin Emerging Markets Fund		3			—				—
SmallCap S&P 600 Index Fund		9			—				40
		$224			$(2)	$			170
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2045 Fund
		April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.51%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.51%
Bond Market Index Fund (a)	23,604	$263
Diversified International Fund (a)	40,220	449
Diversified Real Asset Fund (a)	8,635	93
Global Real Estate Securities Fund (a)	15,522	141
High Yield Fund I (a)	5,964	57
International Emerging Markets Fund (a)	3,104	64
International Small Company Fund (a)	7,736	74
LargeCap S&P 500 Index Fund (a)	81,447	1,178
MidCap S&P 400 Index Fund (a)	14,397	264
Origin Emerging Markets Fund (a)	7,549	62
SmallCap S&P 600 Index Fund (a)	5,795	131
		$2,776
TOTAL INVESTMENT COMPANIES		$2,776
Total Investments		$2,776
Other Assets and Liabilities - (0.51)%		$(15)
TOTAL NET ASSETS - 100.00%		$2,761

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	56.93%
International Equity Funds	28.61%
Fixed Income Funds	11.59%
Specialty Funds	3.38%
Other Assets and Liabilities	(0.51)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2045 Fund
April 30, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales		April 30, 2016 April 30, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost
Bond Market Index Fund	16,126	$178	8,100	$88	622		$6	23,604	$260
Diversified International Fund	27,271	325	14,045	154	1,096		12	40,220	467
Diversified Real Asset Fund	5,859	68	3,009	31	233		2	8,635	97
Global Real Estate Securities Fund	10,380	97	5,548	49	406		4	15,522	142
High Yield Fund I	3,983	39	2,141	20	160		2	5,964	57
International Emerging Markets Fund	2,119	46	1,063	21	78		1	3,104	66
International Small Company Fund	4,870	47	3,106	29	240		1	7,736	75
LargeCap S&P 500 Index Fund	54,998	815	28,577	404	2,128		30	81,447	1,189
MidCap S&P 400 Index Fund	9,040	182	5,748	102	391		8	14,397	276
Origin Emerging Markets Fund	5,141	46	2,600	21	192		1	7,549	66
SmallCap S&P 600 Index Fund	3,657	90	2,288	50	150		4	5,795	136
		$1,933		$969			$71		$2,831

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$4			$—	$			—
Diversified International Fund		5			—				—
Diversified Real Asset Fund		1			—				—
Global Real Estate Securities Fund		2			—				2
High Yield Fund I		1			—				—
International Emerging Markets Fund		—			—				—
International Small Company Fund		1			—				—
LargeCap S&P 500 Index Fund		16			—				7
MidCap S&P 400 Index Fund		3			—				12
Origin Emerging Markets Fund		1			—				—
SmallCap S&P 600 Index Fund		2			—				6
		$36			$—	$			27
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2050 Fund
		April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 99.81%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 99.81%
Bond Market Index Fund (a)	53,792	$600
Diversified International Fund (a)	133,815	1,495
Diversified Real Asset Fund (a)	24,605	266
Global Real Estate Securities Fund (a)	50,237	457
High Yield Fund I (a)	19,297	183
International Emerging Markets Fund (a)	10,683	219
International Small Company Fund (a)	29,851	288
LargeCap S&P 500 Index Fund (a)	274,578	3,970
MidCap S&P 400 Index Fund (a)	48,870	898
Origin Emerging Markets Fund (a)	25,937	212
SmallCap S&P 600 Index Fund (a)	19,795	443
		$9,031
TOTAL INVESTMENT COMPANIES		$9,031
Total Investments		$9,031
Other Assets and Liabilities - 0.19%		$(13)
TOTAL NET ASSETS - 100.00%		$9,018

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	58.70%
International Equity Funds	29.51%
Fixed Income Funds	8.66%
Specialty Funds	2.94%
Other Assets and Liabilities	0.19%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2050 Fund
April 30, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales		Sales	April 30, 2016 April 30, 2016
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	44,407	$492	11,394	$125	2,009		$23	53,792	$594
Diversified International Fund	109,978	1,276	29,309	318	5,472		59	133,815	1,534
Diversified Real Asset Fund	20,361	227	5,100	53	856		9	24,605	271
Global Real Estate Securities Fund	40,634	379	11,442	100	1,839		16	50,237	463
High Yield Fund I	15,665	152	4,338	39	706		6	19,297	185
International Emerging Markets Fund	8,855	189	2,130	41	302		6	10,683	224
International Small Company Fund	24,607	241	6,346	59	1,102		10	29,851	290
LargeCap S&P 500 Index Fund	224,278	3,319	60,194	842	9,894		140	274,578	4,021
MidCap S&P 400 Index Fund	37,647	738	13,214	230	1,991		35	48,870	933
Origin Emerging Markets Fund	21,455	189	5,227	41	745		6	25,937	224
SmallCap S&P 600 Index Fund	15,205	368	5,306	113	716		16	19,795	465
		$7,570		$1,961			$326		$9,204

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$10			$—	$			—
Diversified International Fund		19			(1)				—
Diversified Real Asset Fund		2			—				—
Global Real Estate Securities Fund		7			—				7
High Yield Fund I		5			—				—
International Emerging Markets Fund		2			—				—
International Small Company Fund		3			—				—
LargeCap S&P 500 Index Fund		61			—				27
MidCap S&P 400 Index Fund		10			—				45
Origin Emerging Markets Fund		2			—				—
SmallCap S&P 600 Index Fund		5			—				25
		$126			$(1)	$			104
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2055 Fund
		April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.14%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.14%
Bond Market Index Fund (a)	2,971	$33
Diversified International Fund (a)	11,034	123
Diversified Real Asset Fund (a)	1,620	17
Global Real Estate Securities Fund (a)	3,975	36
High Yield Fund I (a)	1,527	15
International Emerging Markets Fund (a)	793	16
International Small Company Fund (a)	2,346	23
LargeCap S&P 500 Index Fund (a)	22,193	321
MidCap S&P 400 Index Fund (a)	4,244	78
Origin Emerging Markets Fund (a)	1,903	16
SmallCap S&P 600 Index Fund (a)	1,597	36
		$714
TOTAL INVESTMENT COMPANIES		$714
Total Investments		$714
Other Assets and Liabilities - (0.14)%		$(1)
TOTAL NET ASSETS - 100.00%		$713

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	61.01%
International Equity Funds	29.99%
Fixed Income Funds	6.68%
Specialty Funds	2.46%
Other Assets and Liabilities	(0.14)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2055 Fund
April 30, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales		April 30, 2016 April 30, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost
Bond Market Index Fund	1,496	$17	1,666	$18	191		$2	2,971	$33
Diversified International Fund	5,267	63	6,474	71	707		9	11,034	125
Diversified Real Asset Fund	793	9	936	10	109		1	1,620	18
Global Real Estate Securities Fund	1,974	18	2,257	20	256		2	3,975	36
High Yield Fund I	755	7	872	8	100		1	1,527	14
International Emerging Markets Fund	435	10	414	8	56		1	793	17
International Small Company Fund	1,148	11	1,359	13	161		2	2,346	22
LargeCap S&P 500 Index Fund	11,203	165	12,416	176	1,426		21	22,193	320
MidCap S&P 400 Index Fund	1,922	39	2,583	46	261		6	4,244	79
Origin Emerging Markets Fund	1,033	9	1,003	8	133		1	1,903	16
SmallCap S&P 600 Index Fund	748	18	947	21	98		1	1,597	38
		$366		$399			$47		$718

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$—			$—	$			—
Diversified International Fund		1			—				—
Diversified Real Asset Fund		—			—				—
Global Real Estate Securities Fund		1			—				—
High Yield Fund I		—			—				—
International Emerging Markets Fund		—			—				—
International Small Company Fund		—			—				—
LargeCap S&P 500 Index Fund		3			—				2
MidCap S&P 400 Index Fund		1			—				2
Origin Emerging Markets Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				1
		$6			$—	$			5
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2060 Fund
		April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.39%	Shares Held	Value

Principal Funds, Inc. Institutional Class - 100.39%
Bond Market Index Fund (a)	1,403	$15,648
Diversified International Fund (a)	5,511	61,562
Diversified Real Asset Fund (a)	802	8,667
Global Real Estate Securities Fund (a)	1,918	17,435
High Yield Fund I (a)	741	7,047
International Emerging Markets Fund (a)	366	7,507
International Small Company Fund (a)	1,174	11,317
LargeCap S&P 500 Index Fund (a)	10,710	154,864
MidCap S&P 400 Index Fund (a)	2,117	38,894
Origin Emerging Markets Fund (a)	882	7,205
SmallCap S&P 600 Index Fund (a)	779	17,462
		$347,608
TOTAL INVESTMENT COMPANIES		$347,608
Total Investments		$347,608
Other Assets and Liabilities - (0.39)%		$(1,347)
TOTAL NET ASSETS - 100.00%		$346,261

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	61.00%
International Equity Funds	30.33%
Fixed Income Funds	6.55%
Specialty Funds	2.51%
Other Assets and Liabilities	(0.39)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2060 Fund
April 30, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales		Sales	April 30, 2016 April 30, 2016
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	566	$6,279	869	$9,528	32		$345	1,403	$15,462
Diversified International Fund	2,038	23,460	3,590	39,036	117		1,306	5,511	61,186
Diversified Real Asset Fund	313	3,494	507	5,254	18		192	802	8,555
Global Real Estate Securities Fund	752	6,926	1,209	10,727	43		383	1,918	17,270
High Yield Fund I	289	2,805	469	4,303	17		154	741	6,954
International Emerging Markets Fund	170	3,618	206	4,044	10		193	366	7,469
International Small Company Fund	474	4,627	727	6,832	27		259	1,174	11,200
LargeCap S&P 500 Index Fund	4,291	62,747	6,660	94,015	241		3,452	10,710	153,304
MidCap S&P 400 Index Fund	752	14,639	1,410	24,736	45		814	2,117	38,556
Origin Emerging Markets Fund	403	3,556	502	3,994	23		188	882	7,360
SmallCap S&P 600 Index Fund	291	6,985	506	10,803	18		382	779	17,404
		$139,136		$213,272			$7,668		$344,720

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$125			$—	$			8
Diversified International Fund		368			(4)				—
Diversified Real Asset Fund		35			(1)				—
Global Real Estate Securities Fund		161			—				127
High Yield Fund I		128			—				—
International Emerging Markets Fund		33			—				—
International Small Company Fund		61			—				—
LargeCap S&P 500 Index Fund		1,198			(6)				522
MidCap S&P 400 Index Fund		212			(5)				915
Origin Emerging Markets Fund		32			(2)				—
SmallCap S&P 600 Index Fund		104			(2)				479
		$2,457			$(20)	$			2,051
Amounts shown are in dollars and not rounded to the thousands.

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid Income Fund
		April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.47%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.47%
Bond Market Index Fund (a)	111,546	$1,244
Diversified International Fund (a)	11,261	126
Diversified Real Asset Fund (a)	9,096	98
Global Diversified Income Fund (a)	22,983	305
Inflation Protection Fund (a)	45,789	391
International Emerging Markets Fund (a)	956	20
International Small Company Fund (a)	2,558	25
LargeCap S&P 500 Index Fund (a)	23,291	337
MidCap S&P 400 Index Fund (a)	4,092	75
Origin Emerging Markets Fund (a)	2,317	19
Short-Term Income Fund (a)	44,632	544
SmallCap S&P 600 Index Fund (a)	1,579	35
		$3,219
TOTAL INVESTMENT COMPANIES		$3,219
Total Investments		$3,219
Other Assets and Liabilities - (0.47)%		$(15)
TOTAL NET ASSETS - 100.00%		$3,204

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	68.01%
Domestic Equity Funds	13.96%
Specialty Funds	12.60%
International Equity Funds	5.90%
Other Assets and Liabilities	(0.47)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid Income Fund
April 30, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales		Sales	April 30, 2016 April 30, 2016
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	97,630	$1,082	28,102	$306	14,186		$156	111,546	$1,232
Diversified International Fund	10,002	116	2,931	32	1,672		19	11,261	129
Diversified Real Asset Fund	7,570	84	1,955	20	429		4	9,096	100
Global Diversified Income Fund	19,738	268	6,056	79	2,811		37	22,983	310
Inflation Protection Fund	40,402	338	10,935	90	5,548		46	45,789	382
International Emerging Markets Fund	792	17	210	4	46		1	956	20
International Small Company Fund	2,236	22	649	6	327		3	2,558	25
LargeCap S&P 500 Index Fund	20,059	297	6,023	85	2,791		41	23,291	341
MidCap S&P 400 Index Fund	3,375	66	1,286	22	569		9	4,092	79
Origin Emerging Markets Fund	1,917	17	512	4	112		1	2,317	20
Short-Term Income Fund	39,354	479	10,713	130	5,435		66	44,632	543
SmallCap S&P 600 Index Fund	1,283	31	492	11	196		5	1,579	37
		$2,817		$789			$388		$3,218

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$21			$—	$			1
Diversified International Fund		2			—				—
Diversified Real Asset Fund		1			—				—
Global Diversified Income Fund		9			—				—
Inflation Protection Fund		3			—				—
International Emerging Markets Fund		—			—				—
International Small Company Fund		—			—				—
LargeCap S&P 500 Index Fund		5			—				3
MidCap S&P 400 Index Fund		1			—				4
Origin Emerging Markets Fund		—			—				—
Short-Term Income Fund		5			—				—
SmallCap S&P 600 Index Fund		1			—				2
		$48			$—	$			10
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Strategic Income Fund
		April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	750,966	$11,850
Bond Market Index Fund (a)	6,704,851	74,759
Core Plus Bond Fund (a)	15,218,628	166,187
Diversified International Fund (a)	1,425,353	15,921
Equity Income Fund (a)	857,192	22,261
Global Diversified Income Fund (a)	4,910,812	65,265
Global Multi-Strategy Fund (a)	4,307,296	45,614
Global Opportunities Fund (a)	1,154,225	13,089
Inflation Protection Fund (a)	9,500,801	81,137
International Emerging Markets Fund (a)	169,648	3,476
LargeCap Growth Fund I (a)	972,637	11,273
LargeCap S&P 500 Index Fund (a)	1,286,042	18,596
MidCap Fund (a)	781,316	16,587
Origin Emerging Markets Fund (a)	301,642	2,464
Overseas Fund (a)	1,744,563	16,382
Short-Term Income Fund (a)	9,665,320	117,820
SmallCap Growth Fund I (a),(b)	362,267	3,808
SmallCap Value Fund II (a)	371,971	4,241
		$690,730
TOTAL INVESTMENT COMPANIES		$690,730
Total Investments		$690,730
Other Assets and Liabilities - (0.01)%		$(39)
TOTAL NET ASSETS - 100.00%		$690,691

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		63.69%
Specialty Funds		16.06%
Domestic Equity Funds		12.82%
International Equity Funds		7.44%
Other Assets and Liabilities		(0.01)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Strategic Income Fund
April 30, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	April 30, 2016 April 30, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	707,807	$11,163	106,107	$1,587	62,948	$976	750,966	$11,771
Bond Market Index Fund	6,094,487	67,951	1,387,907	15,277	777,543	8,546	6,704,851	74,631
Core Plus Bond Fund	17,567,841	191,117	640,073	6,876	2,989,286	32,096	15,218,628	165,870
Diversified International Fund	1,293,787	16,118	253,928	2,676	122,362	1,344	1,425,353	17,515
Diversified Real Asset Fund	1,828,644	18,939	55,371	565	1,884,015	19,714	—	—
Equity Income Fund	1,051,542	19,830	38,793	963	233,143	5,950	857,192	16,158
Global Diversified Income Fund	5,024,571	59,147	300,006	3,902	413,765	5,408	4,910,812	57,686
Global Multi-Strategy Fund	2,649,468	27,817	1,911,516	20,226	253,688	2,698	4,307,296	45,338
Global Opportunities Fund	566,428	6,126	650,321	7,400	62,524	709	1,154,225	12,821
Inflation Protection Fund	9,964,504	86,021	357,854	2,967	821,557	6,831	9,500,801	82,151
International Emerging Markets Fund	177,231	4,273	5,588	107	13,171	257	169,648	4,124
LargeCap Growth Fund I	989,595	7,293	150,041	1,781	166,999	1,976	972,637	7,159
LargeCap S&P 500 Index Fund	1,144,458	10,962	328,079	4,486	186,495	2,665	1,286,042	12,973
MidCap Fund	728,911	10,674	114,451	2,385	62,046	1,293	781,316	11,860
Origin Emerging Markets Fund	319,226	3,217	11,955	93	29,539	236	301,642	3,044
Overseas Fund	1,493,099	13,814	397,957	3,525	146,493	1,365	1,744,563	15,974
Short-Term Income Fund	10,093,644	121,537	370,106	4,486	798,430	9,678	9,665,320	116,343
SmallCap Growth Fund I	436,335	3,827	49,479	536	123,547	1,306	362,267	2,978
SmallCap Value Fund II	427,404	3,481	60,118	665	115,551	1,308	371,971	2,871
		$683,307		$80,503		$104,356		$661,267

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$54			$(3)			$207
Bond Market Index Fund		1,274			(51)			82
Core Plus Bond Fund		2,184			(27)			—
Diversified International Fund		215			65			—
Diversified Real Asset Fund		186			210			—
Equity Income Fund		312			1,315			—
Global Diversified Income Fund		2,080			45			—
Global Multi-Strategy Fund		257			(7)			580
Global Opportunities Fund		87			4			56
Inflation Protection Fund		667			(6)			—
International Emerging Markets Fund		31			1			—
LargeCap Growth Fund I		8			61			1,447
LargeCap S&P 500 Index Fund		300			190			131
MidCap Fund		20			94			924
Origin Emerging Markets Fund		23			(30)			—
Overseas Fund		275			—			283
Short-Term Income Fund		1,228			(2)			—
SmallCap Growth Fund I		—			(79)			434
SmallCap Value Fund II		103			33			463
		$9,304			$1,813			$4,607
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Real Estate Securities Fund
		April 30, 2016 (unaudited)

COMMON STOCKS - 96.55%	Shares Held Value (000's)

Lodging - 0.99%
Hilton Worldwide Holdings Inc	1,185,536	$26,141

Real Estate - 0.74%
CBRE Group Inc (a)	665,790	19,727

REITS - 93.66%
Alexandria Real Estate Equities Inc	464,075	43,136
American Campus Communities Inc	758,978	33,964
American Tower Corp	389,765	40,879
Apartment Investment & Management Co	1,493,970	59,848
AvalonBay Communities Inc	710,360	125,585
Boston Properties Inc	915,809	118,011
Crown Castle International Corp	408,860	35,522
CubeSmart	1,841,700	54,533
DDR Corp	1,503,378	26,309
Duke Realty Corp	2,169,746	47,452
Education Realty Trust Inc	797,860	31,731
EPR Properties	696,939	45,914
Equinix Inc	405,925	134,097
Equity One Inc	1,761,889	49,861
Equity Residential	1,591,010	108,300
Essex Property Trust Inc	533,089	117,520
Extra Space Storage Inc	816,116	69,329
Federal Realty Investment Trust	180,228	27,409
First Industrial Realty Trust Inc	1,529,921	35,096
General Growth Properties Inc	3,799,048	106,487
Kilroy Realty Corp	438,368	28,411
Pebblebrook Hotel Trust	1,450,304	40,086
Physicians Realty Trust	1,901,760	34,479
Prologis Inc	2,577,032	117,023
Public Storage	397,727	97,368
Regency Centers Corp	452,520	33,351
Saul Centers Inc	369,833	19,668
Simon Property Group Inc	1,558,940	313,612
SL Green Realty Corp	890,734	93,598
Spirit Realty Capital Inc	4,413,122	50,442
STORE Capital Corp	1,938,804	49,769
Sun Communities Inc	687,223	46,642
Sunstone Hotel Investors Inc	3,156,426	40,434
Tanger Factory Outlet Centers Inc	389,424	13,661
Ventas Inc	322,199	20,015
Vornado Realty Trust	310,712	29,745
Welltower Inc	2,075,859	144,106
		$2,483,393

Software - 1.16%
InterXion Holding NV (a)	907,377	30,742

TOTAL COMMON STOCKS		$2,560,003
INVESTMENT COMPANIES - 3.05%	Shares Held Value (000's)

Publicly Traded Investment Fund - 3.05%
BlackRock Liquidity Funds FedFund Portfolio	80,985,255	80,985

TOTAL INVESTMENT COMPANIES		$80,985
Total Investments		$2,640,988
Other Assets and Liabilities - 0.40%		$10,600
TOTAL NET ASSETS - 100.00%		$2,651,588

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		94.40%
Exchange Traded Funds		3.05%
Technology		1.16%
Consumer, Cyclical		0.99%
Other Assets and Liabilities		0.40%
TOTAL NET ASSETS		100.00%

See accompanying notes

		Schedule of Investments
		SAM Balanced Portfolio
		April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.07%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.07%
Blue Chip Fund (a)	14,015,448	$221,164
Diversified International Fund (a)	37,484,445	418,701
EDGE MidCap Fund (a)	6,619,905	75,533
Equity Income Fund (a)	19,886,469	516,452
Global Diversified Income Fund (a)	7,179,085	95,410
Global Multi-Strategy Fund (a)	33,774,227	357,669
Global Real Estate Securities Fund (a)	10,842,892	98,562
Government & High Quality Bond Fund (a)	31,696,745	346,762
High Yield Fund (a)	17,264,973	119,819
Income Fund (a)	71,318,042	680,374
Inflation Protection Fund (a)	10,022,286	85,590
International Emerging Markets Fund (a)	4,184,997	85,751
LargeCap Growth Fund (a)	43,365,305	422,378
LargeCap Value Fund (a)	24,130,888	274,127
MidCap Fund (a)	13,776,197	292,469
MidCap Value Fund I (a)	7,063,672	89,921
Preferred Securities Fund (a)	1,963,017	19,669
Principal Capital Appreciation Fund (a)	2,914,413	164,898
Short-Term Income Fund (a)	16,981,161	207,000
SmallCap Growth Fund I (a),(b)	378,259	3,975
SmallCap Value Fund II (a)	2,942,761	33,547
Small-MidCap Dividend Income Fund (a)	11,315,607	154,798
		$4,764,569
TOTAL INVESTMENT COMPANIES		$4,764,569
Total Investments		$4,764,569
Other Assets and Liabilities - (0.07)%		$(3,179)
TOTAL NET ASSETS - 100.00%		$4,761,390

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	47.25%
Fixed Income Funds	30.65%
International Equity Funds	12.66%
Specialty Funds	9.51%
Other Assets and Liabilities	(0.07)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Balanced Portfolio
April 30, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	April 30, 2016 April 30, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	14,009,512	$195,994	433,340	$6,678	427,404	$6,702	14,015,448	$195,939
Diversified International Fund	36,812,849	371,867	1,015,742	11,246	344,146	3,817	37,484,445	378,921
EDGE MidCap Fund	6,304,643	63,066	315,262	3,234	—	—	6,619,905	66,300
Equity Income Fund	20,151,026	300,512	390,185	9,762	654,742	16,556	19,886,469	295,353
Global Diversified Income Fund	7,163,129	97,283	288,485	3,766	272,529	3,528	7,179,085	97,201
Global Multi-Strategy Fund	33,503,805	358,983	1,173,629	12,521	903,207	9,578	33,774,227	361,398
Global Real Estate Securities Fund	10,803,107	94,563	411,637	3,686	371,852	3,367	10,842,892	94,660
Government & High Quality Bond	33,048,958	348,336	723,986	7,895	2,076,199	22,645	31,696,745	333,795
Fund
High Yield Fund	16,952,486	121,471	785,897	5,297	473,410	3,174	17,264,973	123,118
Income Fund	72,978,319	677,247	1,788,438	16,786	3,448,715	32,257	71,318,042	660,226
Inflation Protection Fund	10,237,466	87,583	165,024	1,363	380,204	3,162	10,022,286	85,673
International Emerging Markets Fund	4,083,751	87,721	101,246	2,057	—	—	4,184,997	89,778
LargeCap Growth Fund	39,587,854	291,474	4,645,605	47,635	868,154	9,070	43,365,305	328,835
LargeCap Value Fund	22,475,681	245,132	2,360,752	27,345	705,545	8,191	24,130,888	263,469
MidCap Fund	13,257,768	214,378	912,615	18,971	394,186	7,925	13,776,197	224,476
MidCap Value Fund I	6,350,977	93,353	758,834	9,442	46,139	579	7,063,672	102,028
Preferred Securities Fund	2,010,544	12,806	69,464	697	116,991	1,171	1,963,017	12,302
Principal Capital Appreciation Fund	2,776,322	76,624	189,075	10,718	50,984	2,875	2,914,413	84,384
Short-Term Income Fund	17,735,949	212,984	234,477	2,843	989,265	11,974	16,981,161	203,713
SmallCap Growth Fund I	346,424	3,508	31,835	349	—	—	378,259	3,857
SmallCap Value Fund II	2,628,505	26,299	315,777	3,511	1,521	17	2,942,761	29,791
Small-MidCap Dividend Income Fund	10,912,791	122,666	499,884	6,364	97,068	1,286	11,315,607	127,668
		$4,103,850		$212,166		$147,874		$4,162,885

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$1,076			$(31)			$4,149
Diversified International Fund		6,249			(375)			—
EDGE MidCap Fund		258			—			—
Equity Income Fund		6,294			1,635			—
Global Diversified Income Fund		3,019			(320)			—
Global Multi-Strategy Fund		3,303			(528)			7,448
Global Real Estate Securities Fund		1,755			(222)			1,729
Government & High Quality Bond Fund		6,575			209			—
High Yield Fund		4,077			(476)			—
Income Fund		13,345			(1,550)			—
Inflation Protection Fund		700			(111)			—
International Emerging Markets Fund		744			—			—
LargeCap Growth Fund		1,215			(1,204)			42,399
LargeCap Value Fund		6,966			(817)			18,640
MidCap Fund		373			(948)			17,139
MidCap Value Fund I		2,737			(188)			6,169
Preferred Securities Fund		519			(30)			177
Principal Capital Appreciation Fund		2,522			(83)			6,540
Short-Term Income Fund		2,166			(140)			—
SmallCap Growth Fund I		—			—			349
SmallCap Value Fund II		623			(2)			2,888
Small-MidCap Dividend Income Fund		2,245			(76)			2,802
		$66,761			$(5,257)			$110,429
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	SAM Conservative Balanced Portfolio
		April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.06%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.06%
Blue Chip Fund (a)	3,089,011	$48,745
Core Plus Bond Fund (a)	2,928,708	31,982
Diversified International Fund (a)	9,246,548	103,284
EDGE MidCap Fund (a)	1,741,271	19,868
Equity Income Fund (a)	4,535,840	117,796
Global Diversified Income Fund (a)	4,387,421	58,309
Global Multi-Strategy Fund (a)	8,274,753	87,630
Global Real Estate Securities Fund (a)	2,719,499	24,720
Government & High Quality Bond Fund (a)	19,198,597	210,033
High Yield Fund (a)	12,457,678	86,456
Income Fund (a)	38,095,288	363,429
Inflation Protection Fund (a)	4,930,390	42,106
International Emerging Markets Fund (a)	1,031,303	21,131
LargeCap Growth Fund (a)	11,450,645	111,529
LargeCap Value Fund (a)	5,992,918	68,080
MidCap Fund (a)	2,834,261	60,171
MidCap Value Fund I (a)	2,457,069	31,278
Preferred Securities Fund (a)	840,444	8,421
Principal Capital Appreciation Fund (a)	771,768	43,667
Short-Term Income Fund (a)	10,324,778	125,859
SmallCap Growth Fund I (a),(b)	151,608	1,593
SmallCap Value Fund II (a)	578,609	6,596
Small-MidCap Dividend Income Fund (a)	2,702,717	36,973
		$1,709,656
TOTAL INVESTMENT COMPANIES		$1,709,656
Total Investments		$1,709,656
Other Assets and Liabilities - (0.06)%		$(986)
TOTAL NET ASSETS - 100.00%		$1,708,670

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		50.81%
Domestic Equity Funds		31.97%
International Equity Funds		8.74%
Specialty Funds		8.54%
Other Assets and Liabilities		(0.06)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
SAM Conservative Balanced Portfolio
April 30, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	April 30, 2016 April 30, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	2,942,144	$40,516	215,962	$3,250	69,095	$1,080	3,089,011	$42,662
Core Plus Bond Fund	2,969,703	32,558	83,588	899	124,583	1,332	2,928,708	32,089
Diversified International Fund	8,606,876	86,541	700,509	7,603	60,837	689	9,246,548	93,403
EDGE MidCap Fund	1,477,312	14,789	263,959	2,692	—	—	1,741,271	17,481
Equity Income Fund	4,329,157	66,382	300,439	7,284	93,756	2,372	4,535,840	71,278
Global Diversified Income Fund	4,050,773	55,561	422,573	5,459	85,925	1,117	4,387,421	59,777
Global Multi-Strategy Fund	8,032,405	86,140	430,659	4,601	188,311	1,987	8,274,753	88,633
Global Real Estate Securities Fund	2,581,450	21,873	193,982	1,700	55,933	511	2,719,499	23,040
Government & High Quality Bond	19,080,448	204,882	901,614	9,833	783,465	8,541	19,198,597	206,117
Fund
High Yield Fund	11,468,536	84,090	1,173,304	7,853	184,162	1,242	12,457,678	90,508
Income Fund	37,589,713	353,891	1,804,828	16,913	1,299,253	12,137	38,095,288	358,031
Inflation Protection Fund	4,981,570	42,694	142,005	1,177	193,185	1,602	4,930,390	42,208
International Emerging Markets Fund	974,768	20,064	56,535	1,151	—	—	1,031,303	21,215
LargeCap Growth Fund	9,946,846	81,996	1,668,965	16,795	165,166	1,730	11,450,645	96,830
LargeCap Value Fund	5,356,033	57,017	777,360	8,800	140,475	1,656	5,992,918	64,041
MidCap Fund	2,735,873	45,772	211,330	4,428	112,942	2,215	2,834,261	47,655
MidCap Value Fund I	2,190,714	32,890	302,368	3,797	36,013	409	2,457,069	36,088
Preferred Securities Fund	829,375	5,404	41,712	418	30,643	307	840,444	5,508
Principal Capital Appreciation Fund	721,736	21,250	72,318	4,015	22,286	1,271	771,768	24,108
Short-Term Income Fund	10,364,304	124,461	396,000	4,800	435,526	5,270	10,324,778	123,916
SmallCap Growth Fund I	138,848	1,408	12,760	140	—	—	151,608	1,548
SmallCap Value Fund II	516,553	5,141	62,056	689	—	—	578,609	5,830
Small-MidCap Dividend Income Fund	2,523,492	28,444	188,735	2,371	9,510	125	2,702,717	30,683
		$1,513,764		$116,668		$45,593		$1,582,649

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$228			$(24)			$876
Core Plus Bond Fund		387			(36)			—
Diversified International Fund		1,472			(52)			—
EDGE MidCap Fund		61			—			—
Equity Income Fund		1,394			(16)			—
Global Diversified Income Fund		1,781			(126)			—
Global Multi-Strategy Fund		798			(121)			1,800
Global Real Estate Securities Fund		426			(22)			415
Government & High Quality Bond Fund		3,880			(57)			—
High Yield Fund		2,854			(193)			—
Income Fund		6,990			(636)			—
Inflation Protection Fund		341			(61)			—
International Emerging Markets Fund		179			—			—
LargeCap Growth Fund		307			(231)			10,698
LargeCap Value Fund		1,658			(120)			4,430
MidCap Fund		78			(330)			3,563
MidCap Value Fund I		952			(190)			2,145
Preferred Securities Fund		217			(7)			73
Principal Capital Appreciation Fund		649			114			1,682
Short-Term Income Fund		1,286			(75)			—
SmallCap Growth Fund I		—			—			140
SmallCap Value Fund II		122			—			568
Small-MidCap Dividend Income Fund		527			(7)			651
		$26,587			$(2,190)			$27,041
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	SAM Conservative Growth Portfolio
		April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.07%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.07%
Blue Chip Fund (a)	11,372,934	$179,465
Diversified International Fund (a)	31,063,334	346,977
Diversified Real Asset Fund (a)	9,431,931	101,959
EDGE MidCap Fund (a)	5,545,602	63,275
Equity Income Fund (a)	13,339,190	346,419
Global Multi-Strategy Fund (a)	27,993,183	296,448
Global Real Estate Securities Fund (a)	8,627,294	78,422
Government & High Quality Bond Fund (a)	6,662,100	72,883
High Yield Fund (a)	2,813,416	19,525
Income Fund (a)	16,775,603	160,039
LargeCap Growth Fund (a)	36,572,437	356,216
LargeCap Value Fund (a)	23,920,355	271,735
MidCap Fund (a)	12,444,961	264,206
MidCap Value Fund I (a)	6,235,245	79,375
Origin Emerging Markets Fund (a)	7,335,596	59,932
Preferred Securities Fund (a)	348,767	3,495
Principal Capital Appreciation Fund (a)	2,708,826	153,265
Short-Term Income Fund (a)	3,680,136	44,861
SmallCap Growth Fund I (a),(b)	570,269	5,994
SmallCap Value Fund II (a)	1,415,249	16,134
Small-MidCap Dividend Income Fund (a)	9,558,745	130,764
		$3,051,389
TOTAL INVESTMENT COMPANIES		$3,051,389
Total Investments		$3,051,389
Other Assets and Liabilities - (0.07)%		$(2,006)
TOTAL NET ASSETS - 100.00%		$3,049,383

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	61.23%
International Equity Funds	15.92%
Specialty Funds	13.06%
Fixed Income Funds	9.86%
Other Assets and Liabilities	(0.07)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Conservative Growth Portfolio
April 30, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	April 30, 2016 April 30, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	11,633,252	$161,606	298,563	$4,662	558,881	$8,681	11,372,934	$157,446
Diversified International Fund	31,070,397	320,387	600,586	6,728	607,649	6,686	31,063,334	319,713
Diversified Real Asset Fund	9,371,600	110,525	158,041	1,652	97,710	976	9,431,931	110,957
EDGE MidCap Fund	5,465,680	54,660	79,922	829	—	—	5,545,602	55,489
Equity Income Fund	13,840,481	203,372	188,933	4,792	690,224	17,331	13,339,190	195,349
Global Multi-Strategy Fund	28,317,124	303,779	925,657	9,874	1,249,598	13,242	27,993,183	299,674
Global Real Estate Securities Fund	8,806,142	76,456	333,803	3,007	512,651	4,527	8,627,294	74,547
Government & High Quality Bond	7,101,627	74,055	138,560	1,510	578,087	6,309	6,662,100	69,425
Fund
High Yield Fund	2,714,830	18,184	98,586	666	—	—	2,813,416	18,850
Income Fund	17,404,253	158,615	379,750	3,564	1,008,400	9,451	16,775,603	152,409
LargeCap Growth Fund	34,300,020	260,952	3,756,261	38,695	1,483,844	14,983	36,572,437	282,221
LargeCap Value Fund	22,838,239	254,579	2,265,316	26,334	1,183,200	13,750	23,920,355	265,693
MidCap Fund	12,146,404	203,003	804,250	16,679	505,693	10,342	12,444,961	208,307
MidCap Value Fund I	5,752,349	87,153	659,625	8,187	176,729	2,097	6,235,245	92,401
Origin Emerging Markets Fund	7,214,325	70,969	121,271	1,002	—	—	7,335,596	71,971
Preferred Securities Fund	336,112	2,051	12,655	127	—	—	348,767	2,178
Principal Capital Appreciation Fund	2,669,715	75,525	157,797	8,977	118,686	6,672	2,708,826	78,369
Short-Term Income Fund	3,966,906	47,502	45,724	554	332,494	4,029	3,680,136	43,994
SmallCap Growth Fund I	522,274	5,289	47,995	527	—	—	570,269	5,816
SmallCap Value Fund II	1,264,876	12,648	151,956	1,689	1,583	18	1,415,249	14,317
Small-MidCap Dividend Income Fund	9,664,835	109,273	367,325	4,693	473,415	5,980	9,558,745	107,320
		$2,610,583		$144,748		$125,074		$2,626,446

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$887			$(141)			$3,423
Diversified International Fund		5,248			(716)			—
Diversified Real Asset Fund		975			(244)			—
EDGE MidCap Fund		222			—			—
Equity Income Fund		4,262			4,516			—
Global Multi-Strategy Fund		2,776			(737)			6,267
Global Real Estate Securities Fund		1,429			(389)			1,412
Government & High Quality Bond Fund		1,401			169			—
High Yield Fund		658			—			—
Income Fund		3,176			(319)			—
LargeCap Growth Fund		1,049			(2,443)			36,623
LargeCap Value Fund		7,019			(1,470)			18,795
MidCap Fund		340			(1,033)			15,605
MidCap Value Fund I		2,473			(842)			5,577
Origin Emerging Markets Fund		545			—			—
Preferred Securities Fund		89			—			30
Principal Capital Appreciation Fund		2,400			539			6,227
Short-Term Income Fund		480			(33)			—
SmallCap Growth Fund I		—			—			526
SmallCap Value Fund II		300			(2)			1,390
Small-MidCap Dividend Income Fund		1,942			(666)			2,461
		$37,671			$(3,811)			$98,336
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		SAM Flexible Income Portfolio
		April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.02%
Core Plus Bond Fund (a)	4,609,995	$50,341
Diversified International Fund (a)	5,172,134	57,773
Equity Income Fund (a)	9,114,179	236,695
Global Diversified Income Fund (a)	11,347,187	150,804
Global Real Estate Securities Fund (a)	2,583,317	23,482
Government & High Quality Bond Fund (a)	21,761,222	238,068
High Yield Fund (a)	26,976,291	187,216
Income Fund (a)	75,196,688	717,376
Inflation Protection Fund (a)	11,555,087	98,680
International Emerging Markets Fund (a)	1,311,610	26,875
LargeCap Growth Fund (a)	9,397,836	91,535
LargeCap Value Fund (a)	8,049,729	91,445
Preferred Securities Fund (a)	1,169,127	11,715
Short-Term Income Fund (a)	17,607,680	214,638
SmallCap Growth Fund I (a),(b)	189,729	1,994
Small-MidCap Dividend Income Fund (a)	8,084,451	110,595
		$2,309,232
TOTAL INVESTMENT COMPANIES		$2,309,232
Total Investments		$2,309,232
Other Assets and Liabilities - (0.02)%		$(379)
TOTAL NET ASSETS - 100.00%		$2,308,853

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	65.75%
Domestic Equity Funds	23.06%
Specialty Funds	6.53%
International Equity Funds	4.68%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Flexible Income Portfolio
April 30, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	April 30, 2016 April 30, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Core Plus Bond Fund	4,612,225	$50,254	145,160	$1,563	147,390	$1,578	4,609,995	$50,196
Diversified International Fund	4,826,950	52,793	378,651	4,160	33,467	380	5,172,134	56,543
Equity Income Fund	8,810,375	172,107	448,524	11,175	144,720	3,704	9,114,179	179,361
Global Diversified Income Fund	10,814,423	149,173	786,474	10,258	253,710	3,289	11,347,187	155,655
Global Real Estate Securities Fund	2,476,400	19,254	142,469	1,273	35,552	327	2,583,317	20,193
Government & High Quality Bond	21,722,756	233,005	972,837	10,600	934,371	10,200	21,761,222	233,247
Fund
High Yield Fund	25,136,571	184,489	2,108,148	14,250	268,428	1,827	26,976,291	196,618
Income Fund	73,671,795	699,204	3,630,344	34,101	2,105,451	19,669	75,196,688	712,326
Inflation Protection Fund	11,430,283	98,236	573,517	4,759	448,713	3,722	11,555,087	99,120
International Emerging Markets Fund	1,232,779	27,294	78,832	1,582	—	—	1,311,611	28,876
LargeCap Growth Fund	8,176,250	68,734	1,344,510	13,663	122,924	1,316	9,397,836	81,004
LargeCap Value Fund	7,178,374	83,384	1,018,712	11,751	147,357	1,772	8,049,729	93,224
Preferred Securities Fund	1,134,487	6,502	48,045	482	13,405	137	1,169,127	6,847
Short-Term Income Fund	17,646,361	211,749	754,587	9,149	793,268	9,600	17,607,680	211,147
SmallCap Growth Fund I	173,761	1,772	15,968	175	—	—	189,729	1,947
Small-MidCap Dividend Income Fund	7,685,268	87,751	552,762	7,046	153,579	1,974	8,084,451	92,619
		$2,145,701		$135,987		$59,495		$2,218,923

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Core Plus Bond Fund		$606			$(43)			$—
Diversified International Fund		832			(30)			—
Equity Income Fund		2,832			(217)			—
Global Diversified Income Fund		4,669			(487)			—
Global Real Estate Securities Fund		408			(7)			398
Government & High Quality Bond Fund		4,406			(158)			—
High Yield Fund		6,203			(294)			—
Income Fund		13,766			(1,310)			—
Inflation Protection Fund		792			(153)			—
International Emerging Markets Fund		228			—			—
LargeCap Growth Fund		253			(77)			8,815
LargeCap Value Fund		2,241			(139)			5,992
Preferred Securities Fund		298			—			99
Short-Term Income Fund		2,195			(151)			—
SmallCap Growth Fund I		—			—			175
Small-MidCap Dividend Income Fund		1,595			(204)			1,982
		$41,324			$(3,270)			$17,461
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	SAM Strategic Growth Portfolio
		April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.08%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.08%
Diversified International Fund (a)	30,388,339	$339,438
Equity Income Fund (a)	9,533,715	247,591
Global Multi-Strategy Fund (a)	13,720,845	145,304
Global Real Estate Securities Fund (a)	8,130,669	73,908
LargeCap Growth Fund (a)	22,764,270	221,724
LargeCap Value Fund (a)	17,597,166	199,904
MidCap Value Fund I (a)	8,622,305	109,762
Origin Emerging Markets Fund (a)	11,654,977	95,221
Principal Capital Appreciation Fund (a)	4,921,270	278,445
SmallCap Growth Fund I (a),(b)	1,343,614	14,121
SmallCap Value Fund II (a)	2,982,006	33,995
Small-MidCap Dividend Income Fund (a)	5,798,102	79,317
		$1,838,730
TOTAL INVESTMENT COMPANIES		$1,838,730
Total Investments		$1,838,730
Other Assets and Liabilities - (0.08)%		$(1,500)
TOTAL NET ASSETS - 100.00%		$1,837,230

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	64.50%
International Equity Funds	27.67%
Specialty Funds	7.91%
Other Assets and Liabilities	(0.08)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Strategic Growth Portfolio
April 30, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	April 30, 2016 April 30, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Fund	30,510,698	$341,074	552,168	$6,197	674,527	$7,383	30,388,339	$339,055
Equity Income Fund	9,766,011	145,610	141,925	3,603	374,221	9,416	9,533,715	141,744
Global Multi-Strategy Fund	13,929,378	153,599	444,040	4,735	652,573	6,928	13,720,845	151,031
Global Real Estate Securities Fund	8,557,746	73,527	303,718	2,736	730,795	6,446	8,130,669	69,211
LargeCap Growth Fund	21,388,343	145,101	2,331,193	24,025	955,266	9,550	22,764,270	159,608
LargeCap Value Fund	16,923,137	190,935	1,675,011	19,475	1,000,982	11,450	17,597,166	197,524
MidCap Value Fund I	8,014,819	128,848	923,904	11,468	316,418	3,939	8,622,305	135,054
Origin Emerging Markets Fund	11,493,883	113,068	161,095	1,339	—	—	11,654,978	114,407
Principal Capital Appreciation Fund	4,898,084	192,130	287,224	16,339	264,038	14,859	4,921,270	192,336
SmallCap Growth Fund I	1,227,899	12,083	116,609	1,281	894	10	1,343,614	13,352
SmallCap Value Fund II	2,691,362	25,000	326,593	3,634	35,949	403	2,982,006	28,231
Small-MidCap Dividend Income Fund	5,882,535	65,583	222,551	2,843	306,984	3,911	5,798,102	64,116
		$1,586,558		$97,675		$74,295		$1,605,669

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Diversified International Fund		$5,152			$(833)			$—
Equity Income Fund		3,039			1,947			—
Global Multi-Strategy Fund		1,363			(375)			3,083
Global Real Estate Securities Fund		1,366			(606)			1,365
LargeCap Growth Fund		655			32			22,884
LargeCap Value Fund		5,211			(1,436)			13,969
MidCap Value Fund I		3,420			(1,323)			7,718
Origin Emerging Markets Fund		866			—			—
Principal Capital Appreciation Fund		4,387			(1,274)			11,408
SmallCap Growth Fund I		—			(2)			1,239
SmallCap Value Fund II		638			—			2,959
Small-MidCap Dividend Income Fund		1,182			(399)			1,498
		$27,279			$(4,269)			$66,123
Amounts in thousands except shares

See accompanying notes

Schedule of Investments
Short-Term Income Fund
April 30, 2016 (unaudited)

INVESTMENT COMPANIES - 1.64%	Shares Held Value (000's)				Principal
			BONDS (continued)		Amount (000's) Value (000's)
Publicly Traded Investment Fund - 1.64%
Morgan Stanley Institutional Liquidity Funds -	48,064,840	$48,065	Automobile Asset Backed Securities (continued)
Government Portfolio			CPS Auto Receivables Trust 2013-C
			1.64%, 04/16/2018(a)		$1,629	$1,629
TOTAL INVESTMENT COMPANIES		$48,065	4.30%, 08/15/2019(a)		6,250	6,253
	Principal		CPS Auto Receivables Trust 2013-D
			1.54%, 07/16/2018(a),(b)		1,608	1,606
BONDS- 98.42%	Amount (000's) Value (000's)
			3.97%, 11/15/2019(a),(b)		1,000	983
Aerospace & Defense - 0.62%			CPS Auto Receivables Trust 2014-B
Lockheed Martin Corp			1.11%, 11/15/2018(a)		1,776	1,768
1.85%, 11/23/2018	$6,500	$6,591	CPS Auto Receivables Trust 2014-C
2.50%, 11/23/2020	6,500	6,687	1.31%, 02/15/2019(a),(b)		5,800	5,771
Rolls-Royce PLC			3.77%, 08/17/2020(a)		4,330	4,196
2.38%, 10/14/2020(a)	5,000	5,026	CPS Auto Receivables Trust 2014-D
		$18,304	1.49%, 04/15/2019(a)		4,294	4,273
			CPS Auto Receivables Trust 2015-C
Agriculture - 0.88%			1.77%, 06/17/2019(a)		10,635	10,620
Cargill Inc
6.00%, 11/27/2017(a)	24,153	25,922	CPS Auto Receivables Trust 2016-B
			2.07%, 11/15/2019(a),(c)		5,750	5,750
			CPS Auto Trust
Airlines - 0.93%			1.48%, 03/16/2020(a)		2,283	2,272
Delta Air Lines 2009-1 Class A Pass Through			Ford Credit Auto Owner Trust 2015-REV2
Trust			2.44%, 01/15/2027(a),(b)		12,327	12,516
7.75%, 06/17/2021	13,853	15,585	Ford Credit Auto Owner Trust/Ford Credit
UAL 2009-1 Pass Through Trust			2014-RE	V1
10.40%, 05/01/2018	1,229	1,277	2.26%, 11/15/2025(a),(b)		11,327	11,478
UAL 2009-2A Pass Through Trust			Santander Drive Auto Receivables Trust 2013-
9.75%, 01/15/2017	9,956	10,429	1
		$27,291	1.76%, 01/15/2019		15,189	15,213
			Santander Drive Auto Receivables Trust 2013-
Automobile Asset Backed Securities - 10.39%
			5
AmeriCredit Automobile Receivables 2015-4
			1.55%, 10/15/2018		4,782	4,785
1.26%, 04/08/2019	8,000	8,005	2.25%, 06/17/2019(b)		2,840	2,856
AmeriCredit Automobile Receivables 2016-1			2.73%, 10/15/2019(b)		5,860	5,908
1.52%, 06/10/2019	8,500	8,517
			Santander Drive Auto Receivables Trust 2014-
AmeriCredit Automobile Receivables Trust
			1
2013-1
			1.59%, 10/15/2018		2,316	2,319
1.57%, 01/08/2019	6,300	6,297
			2.36%, 04/15/2020		13,890	13,977
AmeriCredit Automobile Receivables Trust
			Santander Drive Auto Receivables Trust 2014-
2013-5
2.86%, 12/09/2019(b)	14,500	14,646	2
			1.62%, 02/15/2019		5,517	5,524
AmeriCredit Automobile Receivables Trust
			Santander Drive Auto Receivables Trust 2014-
2014-1
			3
0.90%, 02/08/2019	2,780	2,779	2.13%, 08/17/2020(b)		9,727	9,778
2.15%, 03/09/2020(b)	2,400	2,401
2.54%, 06/08/2020(b)	10,500	10,469	Westlake Automobile Receivables Trust 2014-
			2
AmeriCredit Automobile Receivables Trust			0.97%, 10/16/2017(a),(b)		1,268	1,267
2014-2
2.57%, 07/08/2020(b)	9,400	9,343	Westlake Automobile Receivables Trust 2015-
			1
AmeriCredit Automobile Receivables Trust			1.17%, 03/15/2018(a),(b)		3,653	3,649
2014-3
			Westlake Automobile Receivables Trust 2015-
0.64%, 04/09/2018	1,724	1,723
2.58%, 09/08/2020(b)	3,200	3,229	2
			1.28%, 07/16/2018(a),(b)		8,846	8,835
AmeriCredit Automobile Receivables Trust
			Westlake Automobile Receivables Trust 2015-
2015-1
			3
0.77%, 04/09/2018	2,848	2,847	1.42%, 05/17/2021(a),(b)		15,242	15,244
AmeriCredit Automobile Receivables Trust
			Westlake Automobile Receivables Trust 2016-
2015-2
0.83%, 09/10/2018(b)	5,741	5,738	1
			1.82%, 01/15/2019(a)		9,500	9,518
Capital Auto Receivables Asset Trust 2013-1
						$304,753
0.97%, 01/22/2018	3,813	3,814
1.29%, 04/20/2018	12,715	12,708	Automobile Floor Plan Asset Backed Securities - 0.73%
1.74%, 10/22/2018	8,000	8,008	CNH Wholesale Master Note Trust
Capital Auto Receivables Asset Trust 2013-3			1.03%, 08/15/2019(a),(b)		9,159	9,156
2.32%, 07/20/2018	5,500	5,522	Volkswagen Credit Auto Master Trust
Capital Auto Receivables Asset Trust 2014-1			0.79%, 07/22/2019(a),(b)		12,327	12,161
2.22%, 01/22/2019	6,000	6,034				$21,317
2.84%, 04/22/2019	4,700	4,753
Capital Auto Receivables Asset Trust 2014-2			Automobile Manufacturers - 2.73%
2.03%, 12/20/2018	9,000	9,016	Daimler Finance North America LLC
			1.05%, 03/02/2018(a),(b)		9,495	9,396
CPS Auto Receivables Trust 2013-A
1.31%, 06/15/2020(a),(b)	6,888	6,817	1.38%, 08/01/2017(a)		6,664	6,665
CPS Auto Receivables Trust 2013-B			Ford Motor Credit Co LLC
1.82%, 09/15/2020(a),(b)	4,117	4,099	2.02%, 05/03/2019(c),(d)		9,600	9,600
			3.98%, 06/15/2016		18,631	18,695

See accompanying notes

Schedule of Investments
Short-Term Income Fund
April 30, 2016 (unaudited)

	Principal		Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Automobile Manufacturers (continued)			Banks (continued)
PACCAR Financial Corp			Wells Fargo Bank NA
1.45%, 03/09/2018	$6,664	$6,681	1.65%, 01/22/2018	$14,250	$14,366
2.20%, 09/15/2019	9,327	9,529	6.00%, 11/15/2017	8,500	9,091
Toyota Motor Credit Corp					$508,415
1.20%, 04/06/2018	9,600	9,610
2.10%, 01/17/2019	9,600	9,798	Beverages - 1.92%
		$79,974	Anheuser-Busch InBev Finance Inc
			1.90%, 02/01/2019	4,750	4,818
Banks- 17.33%			2.15%, 02/01/2019	9,664	9,871
Bank of America Corp			2.65%, 02/01/2021	14,250	14,635
2.05%, 04/19/2021(b)	9,250	9,313	PepsiCo Inc
2.60%, 01/15/2019	12,000	12,209	1.00%, 10/13/2017	4,750	4,759
2.63%, 10/19/2020	15,750	15,892	2.15%, 10/14/2020	9,500	9,765
Bank of America NA			SABMiller Holdings Inc
0.91%, 06/15/2016(b)	13,327	13,329	1.31%, 08/01/2018(a),(b)	4,500	4,486
0.93%, 06/15/2017(b)	7,750	7,712	2.45%, 01/15/2017(a)	8,000	8,071
5.30%, 03/15/2017	33,524	34,659			$56,405
Bank of New York Mellon Corp/The
2.05%, 05/03/2021(d)	6,500	6,527	Biotechnology - 1.46%
2.20%, 05/15/2019	11,327	11,545	Amgen Inc
2.50%, 04/15/2021	5,700	5,841	1.25%, 05/22/2017	9,000	9,014
BB&T Corp			2.20%, 05/22/2019	9,327	9,524
1.28%, 02/01/2019(b)	5,664	5,616	Biogen Inc
Branch Banking & Trust Co			2.90%, 09/15/2020	14,000	14,508
0.92%, 05/23/2017(b)	14,450	14,408	Gilead Sciences Inc
0.95%, 09/13/2016(b)	17,425	17,427	1.85%, 09/04/2018	4,750	4,833
Capital One Financial Corp			2.55%, 09/01/2020	4,750	4,934
6.15%, 09/01/2016	12,930	13,138			$42,813
Capital One NA/Mclean VA			Chemicals - 0.91%
1.30%, 02/05/2018(b)	9,327	9,308	Airgas Inc
1.65%, 02/05/2018	9,327	9,289	1.65%, 02/15/2018	12,592	12,595
Citigroup Inc			Chevron Phillips Chemical Co LLC / Chevron
1.11%, 08/14/2017(b)	8,000	7,969
			Phillips Chemical Co LP
1.40%, 04/08/2019(b)	4,500	4,461	1.70%, 05/01/2018(a)	9,495	9,459
1.70%, 04/27/2018	13,990	13,994	2.45%, 05/01/2020(a)	4,832	4,777
1.95%, 10/26/2020(b)	10,000	10,038
					$26,831
Fifth Third Bank/Cincinnati OH
2.30%, 03/15/2019	7,600	7,680	Commercial Mortgage Backed Securities - 2.19%
Goldman Sachs Group Inc/The			Ginnie Mae
1.72%, 11/15/2018(b)	9,909	9,934	0.59%, 07/16/2054(b),(e)	41,041	1,960
1.80%, 04/23/2020(b)	23,990	23,991	0.69%, 03/16/2049(b),(e)	60,038	2,294
2.60%, 04/23/2020	4,798	4,857	0.82%, 09/16/2055(b),(e)	41,556	2,248
2.63%, 04/25/2021	2,000	2,011	0.84%, 01/16/2054(b),(e)	51,411	2,836
JPMorgan Chase Bank NA			0.85%, 06/16/2055(b),(e)	48,180	2,558
0.96%, 06/13/2016(b)	6,000	6,002	0.87%, 10/16/2054(b),(e)	55,944	2,692
5.88%, 06/13/2016	11,659	11,722	0.88%, 03/16/2052(b),(e)	42,052	2,869
6.00%, 10/01/2017	29,480	31,309	0.89%, 10/16/2054(b),(e)	65,282	3,656
KeyBank NA/Cleveland OH			0.92%, 01/16/2055(b),(e)	106,685	5,312
1.70%, 06/01/2018	6,500	6,504	0.95%, 10/16/2054(b),(e)	77,983	4,196
2.35%, 03/08/2019	9,600	9,716	0.95%, 02/16/2055(b),(e)	76,010	3,239
Morgan Stanley			0.98%, 02/16/2048(b),(e)	40,783	2,315
1.49%, 01/24/2019(b)	30,648	30,584	1.03%, 09/16/2054(b),(e)	55,781	3,276
1.88%, 01/05/2018	4,664	4,685	1.12%, 06/16/2045(b),(e)	83,810	5,463
2.13%, 04/25/2018	9,750	9,837	1.14%, 08/16/2042(b),(e)	97,346	6,194
2.50%, 04/21/2021	2,900	2,906	1.17%, 02/16/2046(b),(e)	83,258	5,485
National City Bank/Cleveland OH			1.20%, 07/16/2056(b),(e)	28,789	2,331
1.01%, 06/07/2017(b)	4,500	4,489	1.26%, 10/16/2051(b),(e)	4,394	330
PNC Bank NA			1.41%, 12/16/2036(b),(e)	72,864	4,967
1.60%, 06/01/2018	4,500	4,523			$64,221
4.88%, 09/21/2017	15,355	16,018
			Computers - 1.70%
6.88%, 04/01/2018	4,080	4,480	Apple Inc
PNC Funding Corp			1.00%, 05/03/2018	4,664	4,666
5.63%, 02/01/2017	7,231	7,458	1.70%, 02/22/2019	4,800	4,866
SunTrust Bank/Atlanta GA			1.75%, 02/23/2021(b)	4,750	4,814
7.25%, 03/15/2018	13,939	15,285	Hewlett Packard Enterprise Co
SunTrust Banks Inc			2.45%, 10/05/2017(a)	9,500	9,606
2.90%, 03/03/2021	9,600	9,766	2.85%, 10/05/2018(a)	6,650	6,788
US Bank NA/Cincinnati OH
1.11%, 10/28/2019(b)	14,209	14,143	International Business Machines Corp
			1.95%, 02/12/2019	9,250	9,440
Wells Fargo & Co			2.25%, 02/19/2021	9,500	9,712
2.55%, 12/07/2020	9,500	9,698
					$49,892
2.60%, 07/22/2020	14,327	14,685

See accompanying notes

Schedule of Investments
Short-Term Income Fund
April 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's) Value (000's)

Credit Card Asset Backed Securities - 1.40%			Healthcare - Services (continued)
Cabela's Credit Card Master Note Trust			Roche Holdings Inc
0.78%, 03/16/2020(b)	$5,878	$5,869	0.97%, 09/30/2019(a),(b)	$9,327	$9,272
0.88%, 07/15/2022(b)	9,495	9,359	UnitedHealth Group Inc
0.91%, 06/15/2020(a),(b)	9,214	9,202	1.70%, 02/15/2019	9,500	9,612
0.96%, 02/18/2020(a),(b)	6,982	6,982			$30,605
1.08%, 08/16/2021(a),(b)	9,745	9,734
		$41,146	Home Equity Asset Backed Securities - 1.28%
			ACE Securities Corp Home Equity Loan Trust
Diversified Financial Services - 0.99%			Series 2005-AG1
Murray Street Investment Trust I			0.80%, 08/25/2035(b)	18	18
4.65%, 03/09/2017(b)	28,398	29,170	ACE Securities Corp Home Equity Loan Trust
			Series 2005-HE2
			1.16%, 04/25/2035(b)	1,083	1,082
Electric - 3.71%
			Asset Backed Securities Corp Home Equity
Black Hills Corp
			Loan Trust Series OOMC 2005-HE6
2.50%, 01/11/2019	5,000	5,079	1.20%, 07/25/2035(b)	1,766	1,757
Dominion Resources Inc/VA
			Bayview Financial Acquisition Trust
1.40%, 09/15/2017	9,327	9,285	1.06%, 08/28/2044(b)	2,120	2,118
Indiantown Cogeneration LP			5.66%, 12/28/2036(b)	57	56
9.77%, 12/15/2020	7,504	8,258
			Centex Home Equity Loan Trust 2005-D
NextEra Energy Capital Holdings Inc			0.87%, 10/25/2035(b)	4,241	4,232
1.59%, 06/01/2017	6,664	6,676
7.30%, 09/01/2067(b)	11,827	11,117	Credit Suisse First Boston Mortgage Securities
			Corp
Public Service Co of New Mexico
			4.80%, 05/25/2035	3,019	3,066
7.95%, 05/15/2018	24,165	26,934
			Home Equity Asset Trust 2004-6
San Diego Gas & Electric Co			1.12%, 12/25/2034(b)	1,348	1,342
1.91%, 02/01/2022	4,113	4,094
			Home Equity Asset Trust 2005-4
Southern California Edison Co			1.14%, 10/25/2035(b)	3,242	3,190
1.85%, 02/01/2022	7,544	7,442
			JP Morgan Mortgage Acquisition Corp 2005-
Talen Energy Supply LLC
			OPT1
6.50%, 05/01/2018	4,832	4,953	0.89%, 06/25/2035(b)	734	731
Texas-New Mexico Power Co
9.50%, 04/01/2019(a)	4,798	5,659	New Century Home Equity Loan Trust 2005-
			3
TransAlta Corp			0.92%, 07/25/2035(b)	3,924	3,916
6.65%, 05/15/2018	18,985	19,483
			RASC Series 2003-KS10 Trust
		$108,980	4.47%, 03/25/2032	128	128
Finance - Mortgage Loan/Banker - 11.04%			RASC Series 2005-AHL2 Trust
Fannie Mae			0.79%, 10/25/2035(b)	2,937	2,898
1.38%, 02/26/2021	29,000	29,004	RASC Series 2005-EMX2 Trust
1.50%, 11/30/2020	41,500	41,758	0.95%, 07/25/2035(b)	3,337	3,308
1.63%, 01/21/2020	40,786	41,489	Soundview Home Loan Trust 2005-CTX1
1.75%, 09/12/2019	35,067	35,824	0.86%, 11/25/2035(b)	1,501	1,490
1.88%, 12/28/2020	20,950	21,435	Structured Asset Securities Corp Mortgage
Freddie Mac			Loan Trust Series 2005-GEL4
0.75%, 01/12/2018	28,000	27,964	1.06%, 08/25/2035(b)	998	971
1.38%, 05/01/2020	98,148	98,754	Terwin Mortgage Trust Series TMTS 2005-
1.75%, 05/30/2019	27,000	27,588	14HE
		$323,816	4.85%, 08/25/2036(b)	1,490	1,525
			Wells Fargo Home Equity Asset-Backed
Food- 0.36%			Securities 2004-2 Trust
Kraft Heinz Foods Co			1.28%, 10/25/2034(b)	285	280
1.60%, 06/30/2017(a)	5,664	5,682
			5.00%, 10/25/2034	5,442	5,426
2.00%, 07/02/2018(a)	4,731	4,779
					$37,534
		$10,461
			Home Furnishings - 0.48%
Gas- 0.84%			Samsung Electronics America Inc
Spire Inc			1.75%, 04/10/2017(a)	13,990	14,020
1.37%, 08/15/2017(b)	24,886	24,794

			Housewares - 0.37%
Healthcare - Products - 1.47%			Newell Brands Inc
Abbott Laboratories			2.60%, 03/29/2019	4,800	4,911
2.00%, 03/15/2020	18,653	18,534	3.15%, 04/01/2021	2,900	3,004
Becton Dickinson and Co			3.85%, 04/01/2023	2,900	3,032
1.80%, 12/15/2017	4,664	4,688			$10,947
2.68%, 12/15/2019	4,664	4,786
Medtronic Inc			Insurance - 5.97%
1.43%, 03/15/2020(b)	5,250	5,257	Berkshire Hathaway Finance Corp
2.50%, 03/15/2020	9,495	9,817	1.60%, 05/15/2017	11,490	11,582
		$43,082	1.70%, 03/15/2019	6,500	6,591
			Berkshire Hathaway Inc
Healthcare - Services - 1.04%			2.20%, 03/15/2021	4,600	4,724
Anthem Inc			2.75%, 03/15/2023	5,500	5,673
5.88%, 06/15/2017	11,164	11,721

See accompanying notes

Schedule of Investments
Short-Term Income Fund
April 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Insurance (continued)			Mortgage Backed Securities (continued)
Hartford Financial Services Group Inc/The			CHL Mortgage Pass-Through Trust 2004-J1
8.13%, 06/15/2068(b)	$14,750	$15,930	4.50%, 01/25/2019(b)	$88	$88
Lincoln National Corp			CHL Mortgage Pass-Through Trust 2004-J7
7.00%, 05/17/2066(b)	5,664	3,795	5.00%, 09/25/2019	475	483
MassMutual Global Funding II			Citigroup Mortgage Loan Trust 2009-6
2.00%, 04/05/2017(a)	5,430	5,486	2.81%, 07/25/2036(a),(b)	457	456
2.10%, 08/02/2018(a)	12,995	13,175	Credit Suisse First Boston Mortgage Securities
2.35%, 04/09/2019(a)	8,700	8,893	Corp
Metropolitan Life Global Funding I			5.00%, 09/25/2019	80	75
2.30%, 04/10/2019(a)	16,827	17,141	Credit Suisse Mortgage Capital Certificates
New York Life Global Funding			2.40%, 07/27/2037(a),(b)	965	964
1.45%, 12/15/2017(a)	4,500	4,529	CSFB Mortgage-Backed Trust Series 2004-7
1.95%, 02/11/2020(a)	16,941	16,995	5.00%, 10/25/2019	385	384
2.00%, 04/13/2021(a)	9,600	9,636	CSFB Mortgage-Backed Trust Series 2004-
2.15%, 06/18/2019(a)	12,626	12,859	AR4
2.45%, 07/14/2016(a)	9,327	9,363	1.40%, 05/25/2034(b)	555	516
Prudential Financial Inc			Freddie Mac REMICS
8.88%, 06/15/2068(b)	25,950	28,675	0.88%, 06/15/2023(b)	6	6
		$175,047	Ginnie Mae
			4.50%, 08/20/2032	67	68
Internet - 0.33%			GSMSC Pass-Through Trust 2009-4R
Amazon.com Inc			0.88%, 12/26/2036(a),(b)	2,822	2,755
2.60%, 12/05/2019	9,327	9,709	JP Morgan Mortgage Trust 2004-A3
			2.55%, 07/25/2034(b)	1,404	1,387
Machinery - Diversified - 0.64%			JP Morgan Mortgage Trust 2004-S1
John Deere Capital Corp			5.00%, 09/25/2034	1,227	1,257
1.35%, 01/16/2018	9,327	9,382	JP Morgan Resecuritization Trust Series 2010-
2.05%, 03/10/2020	9,300	9,430	4
		$18,812	2.45%, 10/26/2036(a),(b)	715	712
			MASTR Alternative Loan Trust 2003-9
Manufactured Housing Asset Backed Securities - 0.00%			6.50%, 01/25/2019	497	508
Conseco Financial Corp			MASTR Asset Securitization Trust 2004-11
7.70%, 09/15/2026	122	129	5.00%, 12/25/2019	89	91
			MASTR Asset Securitization Trust 2004-9
Media- 0.61%			5.00%, 09/25/2019	388	392
Time Warner Cable Inc			PHH Mortgage Trust Series 2008-CIM1
8.25%, 04/01/2019	9,495	11,146	5.22%, 06/25/2038	3,041	3,039
Walt Disney Co/The			Prime Mortgage Trust 2005-2
			5.25%, 07/25/2020(b)	897	909
2.30%, 02/12/2021	6,500	6,714
		$17,860	Provident Funding Mortgage Loan Trust 2005-
			1
Mining - 0.48%			1.02%, 05/25/2035(b)	4,450	4,264
Glencore Finance Canada Ltd			RALI Series 2003-QS23 Trust
2.70%, 10/25/2017(a),(b)	14,159	14,088	5.00%, 12/26/2018	1,100	1,106
			RALI Series 2004-QS3 Trust
Miscellaneous Manufacturers - 0.28%			5.00%, 03/25/2019	712	715
General Electric Co			RBSSP Resecuritization Trust 2009-7
			0.83%, 06/26/2037(a),(b)	916	869
5.55%, 05/04/2020	3,200	3,683
			5.00%, 09/26/2036(a),(b)	477	482
Ingersoll-Rand Global Holding Co Ltd
6.88%, 08/15/2018	4,200	4,657	Sequoia Mortgage Trust 2013-4
			1.55%, 04/25/2043(b)	12,736	12,337
		$8,340
			Sequoia Mortgage Trust 2013-8
Mortgage Backed Securities - 3.87%			2.25%, 06/25/2043(b)	8,814	8,722
Adjustable Rate Mortgage Trust 2004-2			Springleaf Mortgage Loan Trust 2013-1
1.58%, 02/25/2035(b)	159	158	1.27%, 06/25/2058(a),(b)	21,659	21,545
Alternative Loan Trust 2004-J8			2.31%, 06/25/2058(a),(b)	9,298	9,299
6.00%, 02/25/2017	100	100	3.14%, 06/25/2058(a)	4,106	4,105
Banc of America Alternative Loan Trust 2003-			4.44%, 06/25/2058(a)	8,670	8,671
10			Springleaf Mortgage Loan Trust 2013-2
5.00%, 12/25/2018	357	360	1.78%, 12/25/2065(a)	6,507	6,504
Banc of America Funding 2004-1 Trust			3.52%, 12/25/2065(a),(b)	14,969	14,998
5.25%, 02/25/2019	512	519	WaMu Mortgage Pass-Through Certificates
Banc of America Funding 2004-3 Trust			Series 2003-S8 Trust
4.75%, 09/25/2019	464	467	5.00%, 09/25/2018	104	105
Banc of America Mortgage Trust 2004-8					$113,424
5.25%, 10/25/2019	289	295
Banc of America Mortgage Trust 2005-7			Oil & Gas - 2.47%
5.00%, 08/25/2020	40	40	BP Capital Markets PLC
BCAP LLC 2011-RR11 Trust			4.75%, 03/10/2019	10,327	11,185
3.14%, 03/26/2035(a),(b)	2,567	2,560	Chevron Corp
CHL Mortgage Pass-Through Trust 2003-46			1.72%, 06/24/2018	12,125	12,241
2.69%, 01/19/2034(b)	1,120	1,113	Phillips 66
			2.95%, 05/01/2017	15,490	15,779

See accompanying notes

Schedule of Investments
Short-Term Income Fund
April 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)			Pharmaceuticals (continued)
Rowan Cos Inc			Actavis Funding SCS
7.88%, 08/01/2019	$5,664	$5,755	1.85%, 03/01/2017	$9,664	$9,698
Shell International Finance BV			2.35%, 03/12/2018	11,995	12,126
2.13%, 05/11/2020	11,495	11,650	Mead Johnson Nutrition Co
Total Capital International SA			3.00%, 11/15/2020	4,750	4,917
1.19%, 08/10/2018(b)	5,430	5,396	Merck & Co Inc
1.55%, 06/28/2017	10,327	10,377	1.10%, 01/31/2018	8,827	8,852
		$72,383			$47,202

Oil & Gas Services - 0.17%			Pipelines - 2.42%
Schlumberger Holdings Corp			Buckeye Partners LP
3.00%, 12/21/2020(a)	4,750	4,885	2.65%, 11/15/2018	11,316	11,350
			Columbia Pipeline Group Inc
			2.45%, 06/01/2018(a)	4,832	4,826
Other Asset Backed Securities - 4.89%			3.30%, 06/01/2020(a)	4,832	4,894
Ameriquest Mortgage Securities Inc Asset-
			Florida Gas Transmission Co LLC
Backed Pass-Through Ctfs Ser 2004-R11			7.90%, 05/15/2019(a)	10,271	11,556
1.04%, 11/25/2034(b)	247	246
			Hiland Partners Holdings LLC / Hiland
Ameriquest Mortgage Securities Inc Asset-
			Partners Finance Corp
Backed Pass-Through Ctfs Ser 2005-R1			7.25%, 10/01/2020(a)	16,599	17,367
1.11%, 03/25/2035(b)	1,570	1,567
			TransCanada PipeLines Ltd
Citigroup Mortgage Loan Trust Inc			6.35%, 05/15/2067(b)	9,664	6,644
0.87%, 07/25/2035(b)	321	319
			Williams Partners LP / ACMP Finance Corp
Credit-Based Asset Servicing and
			6.13%, 07/15/2022	14,495	14,418
Securitization LLC
5.33%, 07/25/2035(b)	481	480			$71,055
CWABS Asset-Backed Certificates Trust			Real Estate - 0.35%
2005-3			Prologis LP
0.89%, 08/25/2035(b)	1	1	7.38%, 10/30/2019	8,653	10,190
Drug Royalty II LP 2
3.48%, 07/15/2023(a),(b)	9,521	9,388
Fieldstone Mortgage Investment Trust Series			REITS- 2.01%
2005-1			Alexandria Real Estate Equities Inc
1.52%, 03/25/2035(b)	664	664	2.75%, 01/15/2020	11,990	11,948
First Franklin Mortgage Loan Trust 2005-			DigitalRealtyTrust LP
FF4			3.40%, 10/01/2020	6,700	6,888
1.08%, 05/25/2035(b)	671	669	HCP Inc
JP Morgan Mortgage Acquisition Corp 2005-			6.30%, 09/15/2016	10,366	10,544
OPT2			Healthcare Realty Trust Inc
0.73%, 12/25/2035(b)	1,171	1,165	5.75%, 01/15/2021	6,997	7,814
MVW Owner Trust 2015-1			Kimco Realty Corp
2.52%, 12/20/2032(a),(b)	14,168	14,125	4.30%, 02/01/2018	6,664	6,914
OneMain Financial Issuance Trust 2014-1			Ventas Realty LP
2.43%, 06/18/2024(a),(b)	23,232	23,231	1.55%, 09/26/2016	7,495	7,506
OneMain Financial Issuance Trust 2014-2			WEA Finance LLC / Westfield UK & Europe
2.47%, 09/18/2024(a)	20,653	20,652	Finance PLC
			1.75%, 09/15/2017(a)	7,400	7,393
OneMain Financial Issuance Trust 2015-2
2.57%, 07/18/2025(a)	14,260	14,194			$59,007
PFS Financing Corp			Retail - 0.32%
1.03%, 02/15/2019(a),(b)	11,495	11,457
			Home Depot Inc/The
1.03%, 10/15/2019(a),(b)	9,164	9,082
			2.00%, 04/01/2021	4,800	4,858
1.05%, 04/15/2020(a),(b)	5,664	5,595	McDonald's Corp
1.38%, 02/15/2019(a),(b)	4,600	4,576
			2.75%, 12/09/2020	4,500	4,671
PFS Tax Lien Trust 2014-1					$9,529
1.44%, 05/15/2029(a),(b)	9,534	9,490
RAMP Series 2005-RZ4 Trust			Savings & Loans - 0.00%
0.84%, 11/25/2035(b)	1,322	1,312	Washington Mutual Bank / Henderson NV
Securitized Asset Backed Receivables LLC			0.00%, 01/15/2013(c),(f)	1,200	—
Trust 2005-OP2
0.76%, 10/25/2035(b)	4,043	3,874
			Software - 1.16%
Securitized Asset Backed Receivables LLC			Microsoft Corp
Trust 2006-OP1			1.30%, 11/03/2018	9,500	9,578
0.74%, 10/25/2035(b)	107	107
			1.85%, 02/12/2020	9,327	9,524
Structured Asset Investment Loan Trust 2005-			Oracle Corp
4			1.14%, 10/08/2019(b)	5,000	5,017
1.10%, 05/25/2035(b)	2,459	2,445
			2.25%, 10/08/2019	4,750	4,897
Trafigura Securitisation Finance PLC 2014-1			5.75%, 04/15/2018	4,664	5,078
1.38%, 10/15/2018(a),(b)	8,829	8,713
					$34,094
		$143,352
			Student Loan Asset Backed Securities - 3.40%
Pharmaceuticals - 1.61%			KeyCorp Student Loan Trust 2004-A
AbbVie Inc			0.93%, 10/28/2041(b)	1,654	1,642
1.80%, 05/14/2018	4,798	4,831
2.50%, 05/14/2020	6,664	6,778

See accompanying notes

Schedule of Investments
Short-Term Income Fund
April 30, 2016 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Student Loan Asset Backed Securities (continued)			Federal National Mortgage Association (FNMA) (continued)
KeyCorp Student Loan Trust 2006-A			2.38%, 07/01/2034(b)	$171	$180
0.94%, 09/27/2035(b)	$33,439	$32,412	2.45%, 12/01/2032(b)	55	57
SLC Private Student Loan Trust 2006-A			2.45%, 07/01/2034(b)	42	45
0.80%, 07/15/2036(b)	9,099	9,001	2.52%, 02/01/2037(b)	140	148
SLC Private Student Loan Trust 2010-B			2.63%, 01/01/2035(b)	101	105
3.93%, 07/15/2042(a),(b)	2,720	2,763	2.67%, 11/01/2032(b)	44	46
SLM Private Credit Student Loan Trust 2002-			2.70%, 02/01/2035(b)	24	25
A			4.14%, 11/01/2035(b)	8	8
1.18%, 12/16/2030(b)	8,895	8,533	5.60%, 04/01/2019(b)	2	2
SLM Private Credit Student Loan Trust 2004-			7.50%, 10/01/2029	3	3
A			8.00%, 05/01/2027	2	2
1.03%, 06/15/2033(b)	2,626	2,418	8.50%, 11/01/2017	1	1
SLM Private Credit Student Loan Trust 2004-			10.00%, 05/01/2022	1	2
B					$962
0.83%, 06/15/2021(b)	5,886	5,847	Government National Mortgage Association (GNMA) -
SLM Private Credit Student Loan Trust 2005-			0.00%
B			9.00%, 04/20/2025	1	1
0.81%, 03/15/2023(b)	5,533	5,468	10.00%, 01/15/2019	17	17
0.90%, 12/15/2023(b)	6,765	6,493			$18
SLM Private Credit Student Loan Trust 2006-			TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
A			OBLIGATIONS		$1,204
0.82%, 12/15/2023(b)	2,203	2,174
			Total Investments		$2,936,985
SLM Private Education Loan Trust 2013-A			Other Assets and Liabilities - (0.10)%		$(3,028)
1.03%, 08/15/2022(a),(b)	8,442	8,431
			TOTAL NET ASSETS - 100.00%		$2,933,957
SLM Private Education Loan Trust 2013-B
1.08%, 07/15/2022(a),(b)	3,144	3,138
1.85%, 06/17/2030(a),(b)	9,664	9,459
			(a)	Security exempt from registration under Rule 144A of the Securities Act of
SLM Private Education Loan Trust 2014-A			1933. These securities may be resold in transactions exempt from
1.03%, 07/15/2022(a),(b)	1,841	1,836
			registration, normally to qualified institutional buyers. At the end of the
		$99,615	period, the value of these securities totaled $696,860 or 23.75% of net
Telecommunications - 2.08%			assets.
AT&T Inc			(b)	Variable Rate. Rate shown is in effect at April 30, 2016.
2.45%, 06/30/2020	11,462	11,642	(c)	Fair value of these investments is determined in good faith by the Manager
2.80%, 02/17/2021	9,500	9,718	under procedures established and periodically reviewed by the Board of
Cisco Systems Inc			Directors. At the end of the period, the fair value of these securities totaled
2.20%, 02/28/2021	4,750	4,847	$15,350 or 0.52% of net assets.
4.95%, 02/15/2019	9,500	10,470	(d) Security purchased on a when-issued basis.
Verizon Communications Inc			(e) Security is an Interest Only Strip.
2.38%, 09/14/2018(b)	4,664	4,788	(f) Non-Income Producing Security
3.65%, 09/14/2018	8,250	8,688
5.50%, 02/15/2018	4,250	4,552
Vodafone Group PLC			Portfolio Summary (unaudited)
1.63%, 03/20/2017	6,164	6,187	Sector		Percent
		$60,892	Financial		26.65%
Transportation - 0.31%			Asset Backed Securities		22.09%
Ryder System Inc			Government		11.04%
2.45%, 11/15/2018	8,995	9,073	Consumer, Non-cyclical		8.74%
			Mortgage Securities		6.10%
			Energy		5.06%
Trucking & Leasing - 0.28%			Consumer, Cyclical		4.83%
Penske Truck Leasing Co Lp / PTL Finance			Utilities		4.55%
Corp			Communications		3.02%
3.75%, 05/11/2017(a)	8,169	8,337
			Technology		2.86%
			Industrial		2.13%
TOTAL BONDS	$2,887,716		Exchange Traded Funds		1.64%
U.S. GOVERNMENT & GOVERNMENT	Principal		Basic Materials		1.39%
AGENCY OBLIGATIONS - 0.04%	Amount (000's) Value (000's)		Other Assets and Liabilities		(0.10)%
Federal Home Loan Mortgage Corporation (FHLMC) -			TOTAL NET ASSETS		100.00%
0.01%
2.41%, 11/01/2021(b)	$6	$6
2.60%, 09/01/2035(b)	96	101
6.00%, 04/01/2017	6	6
6.00%, 05/01/2017	11	12
7.00%, 12/01/2022	94	99
		$224

Federal National Mortgage Association (FNMA) - 0.03%
2.29%, 10/01/2035(b)	258	273
2.30%, 11/01/2022(b)	2	2
2.37%, 08/01/2034(b)	60	63

See accompanying notes

Schedule of Investments
SmallCap Fund
April 30, 2016 (unaudited)

COMMON STOCKS - 98.33%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Apparel - 0.80%			Computers (continued)
Skechers U.S.A. Inc (a)	131,460	$4,345	SecureWorks Corp (a)	86,526	$1,153
			Sykes Enterprises Inc (a)	112,960	3,293
					$25,279
Automobile Parts & Equipment - 3.05%
American Axle & Manufacturing Holdings Inc	191,600	2,972	Diversified Financial Services - 1.56%
(a)			Evercore Partners Inc - Class A	83,750	4,325
Cooper Tire & Rubber Co	252,883	8,734	Houlihan Lokey Inc	71,920	1,813
Visteon Corp	60,150	4,792	Moelis & Co	80,740	2,270
		$16,498			$8,408

Banks - 9.95%			Electric - 2.90%
Central Pacific Financial Corp	206,090	4,810	Avista Corp	218,814	8,768
Chemical Financial Corp	37,490	1,442	Portland General Electric Co	173,510	6,892
FCB Financial Holdings Inc (a)	86,710	3,030			$15,660
First Merchants Corp	32,890	844
First of Long Island Corp/The	30,044	920	Electrical Components & Equipment - 1.87%
			Advanced Energy Industries Inc (a)	162,517	5,257
FNB Corp/PA	325,480	4,303
Great Western Bancorp Inc	262,800	8,283	EnerSys	56,600	3,304
Hanmi Financial Corp	65,254	1,509	Insteel Industries Inc	53,350	1,547
IBERIABANK Corp	141,420	8,342			$10,108
PacWest Bancorp	166,500	6,657	Electronics - 2.22%
Union Bankshares Corp	69,270	1,829	Fluidigm Corp (a)	24,067	230
WesBanco Inc	46,640	1,499	II-VI Inc (a)	189,610	3,957
Western Alliance Bancorp (a)	121,800	4,455	Itron Inc (a)	40,020	1,646
Wilshire Bancorp Inc	101,030	1,088	Vishay Intertechnology Inc	509,520	6,196
Wintrust Financial Corp	92,420	4,808			$12,029
		$53,819
			Engineering & Construction - 2.74%
Biotechnology - 2.12%			Dycom Industries Inc (a)	44,220	3,122
Acceleron Pharma Inc (a)	33,640	1,008	EMCOR Group Inc	147,220	7,137
AMAG Pharmaceuticals Inc (a)	10,960	291	MasTec Inc (a)	200,890	4,552
Aratana Therapeutics Inc (a)	132,198	795
					$14,811
Bellicum Pharmaceuticals Inc (a)	21,900	222
BIND Therapeutics Inc - Warrants (a),(b)	17,472	—	Entertainment - 3.19%
Bluebird Bio Inc (a)	4,225	187	Isle of Capri Casinos Inc (a)	164,128	2,445
Cambrex Corp (a)	53,340	2,573	Marriott Vacations Worldwide Corp	91,740	5,747
Cytokinetics Inc - Warrants (a),(b),(c)	110,568	53	Vail Resorts Inc	69,880	9,059
Epizyme Inc (a)	24,990	260			$17,251
Exact Sciences Corp (a)	73,412	515
Fate Therapeutics Inc (a)	102,280	194	Food - 2.30%
Genocea Biosciences Inc (a)	66,110	291	Cal-Maine Foods Inc	86,094	4,370
Insmed Inc (a)	67,850	824	Dean Foods Co	244,140	4,206
			SUPERVALU Inc (a)	772,730	3,887
Intercept Pharmaceuticals Inc (a)	3,280	495
MacroGenics Inc (a)	39,150	805			$12,463
NewLink Genetics Corp (a)	20,370	330	Gas - 1.21%
Seattle Genetics Inc (a)	15,280	542	Southwest Gas Corp	100,530	6,525
Spark Therapeutics Inc (a)	5,760	207
Ultragenyx Pharmaceutical Inc (a)	19,870	1,344
Versartis Inc (a)	60,510	548	Healthcare - Products - 2.54%
			EndoChoice Holdings Inc (a)	84,060	464
		$11,484	ICU Medical Inc (a)	65,060	6,463
Building Materials - 1.94%			K2M Group Holdings Inc (a)	121,800	1,981
Universal Forest Products Inc	72,320	5,544	LDR Holding Corp (a)	52,030	1,402
US Concrete Inc (a)	79,862	4,932	Nevro Corp (a)	42,400	2,851
		$10,476	STAAR Surgical Co (a)	76,340	589
					$13,750
Chemicals - 0.94%
Cabot Corp	104,240	5,086	Healthcare - Services - 2.18%
			Centene Corp (a)	54,390	3,370
			HealthSouth Corp	186,120	7,716
Commercial Services - 6.93%			Natera Inc (a)	33,260	327
ABM Industries Inc	165,200	5,315	Teladoc Inc (a)	32,740	398
Insperity Inc	107,700	5,683
					$11,811
Korn/Ferry International	205,370	5,574
Live Nation Entertainment Inc (a)	106,745	2,293	Home Builders - 0.76%
Navigant Consulting Inc (a)	162,460	2,593	Installed Building Products Inc (a)	153,911	4,091
PAREXEL International Corp (a)	108,360	6,621
Sabre Corp	244,460	7,077
Team Health Holdings Inc (a)	55,330	2,314	Insurance - 3.10%
			American Financial Group Inc/OH	101,640	7,024
		$37,470
			Argo Group International Holdings Ltd	58,327	3,206
Computers - 4.67%			First American Financial Corp	94,770	3,414
CACI International Inc (a)	62,120	5,973	Primerica Inc	63,470	3,146
ExlService Holdings Inc (a)	100,600	4,868			$16,790
Manhattan Associates Inc (a)	107,460	6,506
NetScout Systems Inc (a)	156,630	3,486	Internet - 1.21%
			CDW Corp/DE	109,007	4,197

See accompanying notes

Schedule of Investments
SmallCap Fund
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Internet (continued)			Retail (continued)
GoDaddy Inc (a)	77,568	$2,355	Red Robin Gourmet Burgers Inc (a)	60,500	$3,924
		$6,552	Rite Aid Corp (a)	907,200	7,303
					$28,638
Investment Companies - 0.17%
THL Credit Inc	81,640	918	Savings & Loans - 1.69%
			Banc of California Inc	133,730	2,721
			Berkshire Hills Bancorp Inc	44,930	1,219
Machinery - Diversified - 1.01%
			Oritani Financial Corp	90,470	1,568
Briggs & Stratton Corp	131,770	2,790
Manitowoc Foodservice Inc (a)	178,170	2,674	Provident Financial Services Inc	183,010	3,657
					$9,165
		$5,464
			Semiconductors - 0.91%
Miscellaneous Manufacturers - 1.61%			Entegris Inc (a)	200,830	2,669
AO Smith Corp	43,040	3,323	Qorvo Inc (a)	50,245	2,263
Trinseo SA (a)	125,210	5,358
					$4,932
		$8,681
			Software - 5.79%
Office Furnishings - 1.21%			Acxiom Corp (a)	176,280	3,873
Herman Miller Inc	128,358	3,873	Apigee Corp (a)	81,231	788
Interface Inc	158,004	2,689	Aspen Technology Inc (a)	189,240	7,197
		$6,562	Black Knight Financial Services Inc (a)	90,200	2,885
Oil & Gas - 2.34%			Blackbaud Inc	106,990	6,609
Carrizo Oil & Gas Inc (a)	59,190	2,093	BroadSoft Inc (a)	35,450	1,388
Murphy USA Inc (a)	91,050	5,228	Instructure Inc (a)	7,028	141
PDC Energy Inc (a)	32,770	2,058	SYNNEX Corp	89,600	7,398
RSP Permian Inc (a)	66,870	2,047	Workiva Inc (a)	87,596	1,043
Western Refining Inc	46,680	1,249			$31,322
		$12,675
			Telecommunications - 2.28%
Oil & Gas Services - 0.92%			ARRIS International PLC (a)	136,541	3,109
Frank's International NV	48,862	814	NETGEAR Inc (a)	30,830	1,307
Matrix Service Co (a)	100,590	1,895	Plantronics Inc	133,070	5,117
Pioneer Energy Services Corp (a)	269,220	837	West Corp	129,860	2,783
Superior Energy Services Inc	83,870	1,414			$12,316
		$4,960
			Transportation - 1.58%
Packaging & Containers - 0.76%			Ardmore Shipping Corp	121,680	1,138
Graphic Packaging Holding Co	310,580	4,124	Matson Inc	149,860	5,827
			Navigator Holdings Ltd (a)	104,550	1,593
					$8,558
Pharmaceuticals - 5.18%
Anacor Pharmaceuticals Inc (a)	21,200	1,330	TOTAL COMMON STOCKS		$531,932
Array BioPharma Inc (a)	147,740	471	INVESTMENT COMPANIES - 2.37%	Shares Held Value (000's)
Cerulean Pharma Inc (a)	112,870	370	Publicly Traded Investment Fund - 2.37%
Concert Pharmaceuticals Inc (a)	37,570	524	Goldman Sachs Financial Square Funds -	12,846,678	12,847
DexCom Inc (a)	20,200	1,301	Government Fund
FibroGen Inc (a)	30,470	548
Nektar Therapeutics (a)	98,850	1,550	TOTAL INVESTMENT COMPANIES		$12,847
Neurocrine Biosciences Inc (a)	46,540	2,121
			Total Investments		$544,779
PRA Health Sciences Inc (a)	154,740	7,342
			Other Assets and Liabilities - (0.70)%		$(3,782)
Prestige Brands Holdings Inc (a)	168,040	9,541
			TOTAL NET ASSETS - 100.00%		$540,997
ProQR Therapeutics NV (a)	23,625	131
Proteon Therapeutics Inc (a)	62,650	612
Relypsa Inc (a)	47,150	853	(a) Non-Income Producing Security
Revance Therapeutics Inc (a)	25,676	472	(b)	Fair value of these investments is determined in good faith by the Manager
SCYNEXIS Inc (a)	73,560	293	under procedures established and periodically reviewed by the Board of
Vanda Pharmaceuticals Inc (a)	64,225	572	Directors. At the end of the period, the fair value of these securities totaled
		$28,031	$53 or 0.01% of net assets.
REITS - 9.41%			(c)	Security is Illiquid. At the end of the period, the value of these securities
CubeSmart	140,470	4,159	totaled $53 or 0.01% of net assets.
CYS Investments Inc	437,340	3,547
Equity One Inc	264,521	7,486
First Industrial Realty Trust Inc	395,220	9,066
Highwoods Properties Inc	238,600	11,150
Mack-Cali Realty Corp	71,422	1,825
Mid-America Apartment Communities Inc	97,960	9,376
QTS Realty Trust Inc	88,200	4,271
		$50,880

Retail - 5.29%
Caleres Inc	270,840	6,828
Citi Trends Inc	29,175	524
Flex Pharma Inc (a)	40,580	445
Michaels Cos Inc/The (a)	160,560	4,565
Office Depot Inc (a)	858,760	5,049

See accompanying notes

Schedule of Investments
SmallCap Fund
April 30, 2016 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Financial	25.88%
Consumer, Non-cyclical	21.25%
Consumer, Cyclical	14.30%
Industrial	13.73%
Technology	11.37%
Utilities	4.11%
Communications	3.49%
Energy	3.26%
Exchange Traded Funds	2.37%
Basic Materials	0.94%
Other Assets and Liabilities	(0.70)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
April 30, 2016 (unaudited)

COMMON STOCKS - 95.42%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.13%			Banks (continued)
MDC Partners Inc	94,179	$1,906	Cass Information Systems Inc	1,288	$64
			Cathay General Bancorp	25,500	778
			ConnectOne Bancorp Inc	279,719	4,814
Aerospace & Defense - 0.79%			Customers Bancorp Inc (a)	61,139	1,588

Aerojet Rocketdyne Holdings Inc(a)	3,894	70	Eagle Bancorp Inc (a)	4,965	252

Astronics Corp(a)	4,972	184	FCB Financial Holdings Inc (a)	66,280	2,316
Curtiss-Wright Corp	342	26	First Financial Bankshares Inc	5,046	163
HEICO Corp	141,813	8,695	Hilltop Holdings Inc (a)	3,562	71
HEICO Corp - Class A	8,081	413	Home BancShares Inc/AR	9,375	403
Kaman Corp	1,425	60	IBERIABANK Corp	24,054	1,419
Moog Inc (a)	1,387	68
			Live Oak Bancshares Inc	82,523	1,299
Orbital ATK Inc	17,800	1,549	Opus Bank	121,727	4,397
Teledyne Technologies Inc (a)	2,098	195
			Pinnacle Financial Partners Inc	19,577	963
		$11,260	PrivateBancorp Inc	253,385	10,543
Agriculture - 0.02%			Prosperity Bancshares Inc	93,951	4,958
Alico Inc	240	7	Renasant Corp	1,334	46
			Signature Bank/New York NY (a)	46,296	6,381
Limoneira Co	2,081	37
Vector Group Ltd	11,598	251	South State Corp	173	12
			SVB Financial Group (a)	58,692	6,120
		$295
			Texas Capital Bancshares Inc (a)	431	20
Airlines - 0.35%			Walker & Dunlop Inc (a)	139,988	3,086
Allegiant Travel Co	1,808	290	Western Alliance Bancorp (a)	182,084	6,661
Hawaiian Holdings Inc (a)	9,696	408			$62,977
Spirit Airlines Inc (a)	54,612	2,399
Virgin America Inc (a)	34,807	1,939	Beverages - 0.04%
			Boston Beer Co Inc/The (a)	1,840	287
		$5,036
			Coca-Cola Bottling Co Consolidated	774	124
Apparel - 0.53%			Farmer Brothers Co (a)	1,484	45
Cherokee Inc (a)	1,515	24	MGP Ingredients Inc	1,896	50
Columbia Sportswear Co	34,712	2,033	National Beverage Corp (a)	1,995	93
Deckers Outdoor Corp (a)	2,551	147			$599
G-III Apparel Group Ltd (a)	5,387	244
Oxford Industries Inc	3,596	239	Biotechnology - 4.17%
Sequential Brands Group Inc (a)	183,770	1,020	Abeona Therapeutics Inc (a)	1,748	5
Steven Madden Ltd (a)	99,245	3,475	Acceleron Pharma Inc (a)	81,502	2,441
			Achillion Pharmaceuticals Inc (a)	20,829	178
Superior Uniform Group Inc	1,600	30
Unifi Inc (a)	360	9	Acorda Therapeutics Inc (a)	6,970	180
Vince Holding Corp (a)	3,862	24	Aduro Biotech Inc (a)	1,411	18
			Advaxis Inc (a)	5,298	41
Weyco Group Inc	220	6
			Aegerion Pharmaceuticals Inc (a)	4,243	12
Wolverine World Wide Inc	13,917	264
			Affimed NV (a)	2,587	11
		$7,515
			Agenus Inc (a)	10,721	38
Automobile Manufacturers - 0.02%			Alder Biopharmaceuticals Inc (a)	214,614	5,697
Blue Bird Corp (a)	1,494	16	AMAG Pharmaceuticals Inc (a)	6,123	162
Navistar International Corp (a)	401	6	ANI Pharmaceuticals Inc (a)	1,573	72
Wabash National Corp (a)	16,079	229	Applied Genetic Technologies Corp/DE (a)	47,467	745
		$251	Aratana Therapeutics Inc (a)	4,780	29
			Ardelyx Inc (a)	3,877	31
Automobile Parts & Equipment - 0.28%			Arena Pharmaceuticals Inc (a)	42,345	73
Accuride Corp (a)	9,020	15
			ARIAD Pharmaceuticals Inc (a)	29,934	215
American Axle & Manufacturing Holdings Inc	17,366	269	Arrowhead Pharmaceuticals Inc (a)	5,526	32
(a)
			Asterias Biotherapeutics Inc (a)	1,774	8
Commercial Vehicle Group Inc (a)	7,721	20
			Asterias Biotherapeutics Inc - Warrants (a)	354	—
Cooper Tire & Rubber Co	3,063	106	Atara Biotherapeutics Inc (a)	2,905	52
Cooper-Standard Holding Inc (a)	1,057	81
			Avalanche Biotechnologies Inc (a)	3,307	19
Dana Holding Corp	18,897	244	Bellicum Pharmaceuticals Inc (a)	1,400	14
Dorman Products Inc (a)	5,997	323
			BioCryst Pharmaceuticals Inc (a)	10,199	33
Douglas Dynamics Inc	1,226	28	BioTime Inc (a)	9,659	28
Gentherm Inc (a)	4,869	179
			Bluebird Bio Inc (a)	33,671	1,493
Horizon Global Corp (a)	560	7
			Blueprint Medicines Corp (a)	1,585	24
Meritor Inc (a)	9,347	79
			Cambrex Corp (a)	4,230	204
Metaldyne Performance Group Inc	1,416	22	Celldex Therapeutics Inc (a)	15,671	63
Miller Industries Inc/TN	458	10	Cellular Biomedicine Group Inc (a)	1,664	29
Motorcar Parts of America Inc (a)	3,078	99
Tenneco Inc (a)	11,525	614	Charles River Laboratories International Inc	129,405	10,258
			(a)
Titan International Inc	728	5	ChemoCentryx Inc (a)	4,732	11
Tower International Inc	2,259	52	Coherus Biosciences Inc (a)	69,069	1,301
WABCO Holdings Inc (a)	16,000	1,795
			Corium International Inc (a)	2,547	11
		$3,948	CTI BioPharma Corp (a)	40,323	20
Banks - 4.41%			Curis Inc (a)	18,817	38
Bank of the Ozarks Inc	140,893	5,819	Cytokinetics Inc (a)	3,035	25
BNC Bancorp	967	22	CytomX Therapeutics Inc (a)	1,182	15
California Republic Bancorp (a)	21,304	768	CytRx Corp (a)	11,197	37
Cardinal Financial Corp	635	14	Dermira Inc (a)	1,238	31

See accompanying notes

Schedule of Investments

SmallCap Growth Fund I

April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Biotechnology (continued)			Biotechnology (continued)

Dimension Therapeutics Inc (a)	864	$6	ZIOPHARM Oncology Inc (a)	111,740	$878

Dynavax Technologies Corp (a)	6,490	107			$59,514

Edge Therapeutics Inc (a)	1,239	10

Editas Medicine Inc (a)	1,068	35	Building Materials - 1.44%

Emergent BioSolutions Inc (a)	3,848	148	AAON Inc	9,246	245

Epizyme Inc (a)	7,031	73	Apogee Enterprises Inc	101,423	4,203
			Boise Cascade Co (a)	4,424	92
Esperion Therapeutics Inc (a)	61,565	1,009
			Builders FirstSource Inc (a)	9,102	101
Exact Sciences Corp (a)	17,319	122
			Continental Building Products Inc (a)	5,474	107
Exelixis Inc (a)	40,163	185

Fibrocell Science Inc (a)	4,420	12	Drew Industries Inc	5,369	348
			Headwaters Inc (a)	113,158	2,264
Five Prime Therapeutics Inc (a)	4,034	192
			Louisiana-Pacific Corp (a)	17,722	301
Foundation Medicine Inc (a)	2,083	33
			Masonite International Corp (a)	18,554	1,255
Galena Biopharma Inc (a)	31,755	44
			NCI Building Systems Inc (a)	5,239	77
Genocea Biosciences Inc (a)	3,666	16
			Nortek Inc (a)	1,745	82
Geron Corp (a)	26,081	77
			Patrick Industries Inc (a)	2,388	110
Halozyme Therapeutics Inc (a)	18,903	199
			Ply Gem Holdings Inc (a)	4,206	62
Idera Pharmaceuticals Inc (a)	13,217	22

ImmunoGen Inc (a)	15,101	103	Quanex Building Products Corp	666	13

Immunomedics Inc (a)	15,528	55	Simpson Manufacturing Co Inc	1,886	71
			Summit Materials Inc (a)	281,984	5,893
Incyte Corp (a)	34,913	2,523
			Trex Co Inc (a)	106,382	5,049
Infinity Pharmaceuticals Inc (a)	8,458	49
			US Concrete Inc (a)	3,386	209
Innoviva Inc	10,104	125

Inovio Pharmaceuticals Inc (a)	11,212	118			$20,482

Insmed Inc (a)	110,306	1,341
			Chemicals - 0.84%

Intercept Pharmaceuticals Inc (a)	7,545	1,138	A Schulman Inc	3,508	98
Intrexon Corp (a)	35,026	936
			Aceto Corp	4,830	108

Karyopharm Therapeutics Inc (a)	4,037	38	American Vanguard Corp (a)	682	11

Kite Pharma Inc (a)	5,753	266	Balchem Corp	6,205	381
Lexicon Pharmaceuticals Inc (a)	66,705	921
			Calgon Carbon Corp	3,193	52

Ligand Pharmaceuticals Inc (a)	3,123	378	Chemtura Corp (a)	9,057	252

Lion Biotechnologies Inc (a)	7,788	44	Ferro Corp (a)	9,262	118
MacroGenics Inc (a)	78,450	1,613
			Hawkins Inc	363	14
Medicines Co/The (a)	65,938	2,347
			HB Fuller Co	10,193	456
Merrimack Pharmaceuticals Inc (a)	19,486	138
			KMG Chemicals Inc	1,747	41

Momenta Pharmaceuticals Inc (a)	10,732	102	Koppers Holdings Inc (a)	3,649	92

Myriad Genetics Inc (a)	12,317	443	Minerals Technologies Inc	6,542	392
NeoGenomics Inc (a)	39,053	318
			Olin Corp	9,903	216

NewLink Genetics Corp (a)	3,644	59	OMNOVA Solutions Inc (a)	5,004	36

Nivalis Therapeutics Inc (a)	764	3	PolyOne Corp	252,455	9,083
Novavax Inc (a)	47,560	249
			Quaker Chemical Corp	1,276	114

Omeros Corp (a)	140,257	1,858	Rentech Inc (a)	4,473	16

Oncocyte Corp (a)	482	3	Sensient Technologies Corp	4,073	274
OncoMed Pharmaceuticals Inc (a)	2,861	35
			Stepan Co	2,656	163

Oncothyreon Inc (a)	16,119	21	Univar Inc (a)	3,638	63
Organovo Holdings Inc (a)	15,899	43
					$11,980
Otonomy Inc (a)	106,323	1,516

OvaScience Inc (a)	4,102	34	Coal - 0.00%

Pacific Biosciences of California Inc (a)	13,073	126	Hallador Energy Co	757	4

Paratek Pharmaceuticals Inc (a)	2,328	32	SunCoke Energy Inc	8,280	61

Peregrine Pharmaceuticals Inc (a)	37,339	13			$65

Pfenex Inc (a)	2,759	23

Prothena Corp PLC (a)	74,456	3,216	Commercial Services - 6.76%
			Advisory Board Co/The (a)	164,830	5,215
PTC Therapeutics Inc (a)	5,877	44
			Alarm.com Holdings Inc (a)	101,683	2,320
REGENXBIO Inc (a)	1,191	12
			Albany Molecular Research Inc (a)	4,794	72
Repligen Corp (a)	33,946	905
			AMN Healthcare Services Inc (a)	78,074	2,772
Retrophin Inc (a)	6,209	86
			ARC Document Solutions Inc (a)	8,630	36
Rigel Pharmaceuticals Inc (a)	11,586	33

RTI Surgical Inc (a)	10,149	41	Barrett Business Services Inc	1,435	44

Sage Therapeutics Inc (a)	69,170	2,607	Booz Allen Hamilton Holding Corp	43,900	1,210
			Bright Horizons Family Solutions Inc (a)	314,636	20,647
Sangamo BioSciences Inc (a)	12,146	77

Sequenom Inc (a)	23,756	30	Brink's Co/The	6,597	223

Spark Therapeutics Inc (a)	1,552	56	Capella Education Co	2,309	128
			Cardtronics Inc (a)	6,078	240
Spectrum Pharmaceuticals Inc (a)	3,038	22
			Care.com Inc (a)	1,465	11
Stemline Therapeutics Inc (a)	438	2

Tobira Therapeutics Inc (a)	406	3	Carriage Services Inc	768	19

Tokai Pharmaceuticals Inc (a)	651	5	CEB Inc	66,965	4,131
			Cimpress NV (a)	72,273	6,351
Trovagene Inc (a)	5,006	20

Ultragenyx Pharmaceutical Inc (a)	124,837	8,441	Collectors Universe Inc	1,553	27
			CorVel Corp (a)	1,694	77
Veracyte Inc (a)	3,000	17
			CoStar Group Inc (a)	37,637	7,426
Verastem Inc (a)	748	1

Versartis Inc (a)	311	3	CPI Card Group Inc	3,229	26
			Cross Country Healthcare Inc (a)	4,148	52
XBiotech Inc (a)	681	9

XOMA Corp (a)	12,800	11	Deluxe Corp	5,703	358
			Euronet Worldwide Inc (a)	7,004	540

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Commercial Services (continued)			Computers (continued)
EVERTEC Inc	17,308	$233	Qualys Inc (a)	4,672	$118
ExamWorks Group Inc (a)	5,571	201	Science Applications International Corp	9,682	514
Forrester Research Inc	2,046	69	Silver Spring Networks Inc (a)	6,702	94
Franklin Covey Co (a)	564	9	Super Micro Computer Inc (a)	70,260	1,890
FTI Consulting Inc (a)	1,525	61	Syntel Inc (a)	7,468	318
Global Payments Inc	84,137	6,073	TeleTech Holdings Inc	1,894	53
Grand Canyon Education Inc (a)	9,844	430	Unisys Corp (a)	6,263	48
Great Lakes Dredge & Dock Corp (a)	1,302	6	Varonis Systems Inc (a)	1,791	34
Hackett Group Inc/The	4,877	73	VeriFone Systems Inc (a)	170,606	4,855
Healthcare Services Group Inc	185,275	7,013	Virtusa Corp (a)	7,437	264
HealthEquity Inc (a)	8,766	220	Vocera Communications Inc (a)	3,420	40
Heidrick & Struggles International Inc	435	9			$51,339
HMS Holdings Corp (a)	19,598	331
Huron Consulting Group Inc (a)	1,119	62	Consumer Products - 0.06%
			Central Garden & Pet Co - A Shares (a)	1,261	21
INC Research Holdings Inc (a)	2,471	119
			Helen of Troy Ltd (a)	2,748	273
Insperity Inc	3,892	205	Tumi Holdings Inc (a)	7,586	202
Kforce Inc	64,598	1,228
Korn/Ferry International	98,501	2,673	WD-40 Co	3,568	365
Landauer Inc	1,922	67			$861
LendingTree Inc (a)	68,561	6,134
			Cosmetics & Personal Care - 0.00%
Liberty Tax Inc	1,247	15	Inter Parfums Inc	1,365	42
LifeLock Inc (a)	12,740	148	Revlon Inc (a)	639	23
Matthews International Corp	51,336	2,702			$65
Medifast Inc	2,128	67
Monro Muffler Brake Inc	4,291	297	Distribution & Wholesale - 1.08%
National Research Corp	1,941	28	Beacon Roofing Supply Inc (a)	3,209	137
Neff Corp (a)	1,050	9	Core-Mark Holding Co Inc	1,637	133
Nutrisystem Inc	57,697	1,271	H&E Equipment Services Inc	317,288	6,419
On Assignment Inc (a)	6,974	251	Pool Corp	100,490	8,784
PAREXEL International Corp (a)	35,251	2,154			$15,473
Paylocity Holding Corp (a)	135,818	5,198
PFSweb Inc (a)	2,571	36	Diversified Financial Services - 1.65%
			Altisource Portfolio Solutions SA (a)	2,507	78
Resources Connection Inc	1,576	23	Bats Global Markets Inc (a)	41,542	985
RPX Corp (a)	1,779	20
ServiceSource International Inc (a)	7,645	31	BGC Partners Inc	37,897	344
			Blackhawk Network Holdings Inc (a)	12,102	389
Sotheby's	7,488	204
SP Plus Corp (a)	3,009	67	Cohen & Steers Inc	2,708	106
			CoreLogic Inc/United States (a)	111,289	3,949
Strayer Education Inc (a)	877	43
Team Health Holdings Inc (a)	9,723	407	Diamond Hill Investment Group Inc	565	99
			Ellie Mae Inc (a)	6,055	506
Team Inc (a)	115,691	3,324
			Encore Capital Group Inc (a)	829	23
Travelport Worldwide Ltd	10,153	142	Enova International Inc (a)	4,257	37
TriNet Group Inc (a)	6,915	115
TrueBlue Inc (a)	9,531	178	Evercore Partners Inc - Class A	7,127	368
United Rentals Inc (a)	4,769	319	Financial Engines Inc	7,024	226
Vectrus Inc (a)	2,076	45	GAIN Capital Holdings Inc	1,285	9
Volt Information Sciences Inc (a)	1,795	13	GAMCO Investors Inc	1,282	51
Weight Watchers International Inc (a)	4,900	63	Greenhill & Co Inc	5,342	118
WEX Inc (a)	22,121	2,090	Houlihan Lokey Inc	150,057	3,783
			Impac Mortgage Holdings Inc (a)	1,577	22
		$96,401	Investment Technology Group Inc	1,045	20
Computers - 3.60%			Janus Capital Group Inc	1,638	24
Barracuda Networks Inc (a)	1,706	30	KCG Holdings Inc (a)	1,185	16
CACI International Inc (a)	16,500	1,587	MarketAxess Holdings Inc	5,039	619
Carbonite Inc (a)	3,916	30	Medley Management Inc	1,161	8
Cray Inc (a)	8,921	338	Moelis & Co	2,976	84
Datalink Corp (a)	1,251	10	OM Asset Management PLC	4,808	65
Diebold Inc	8,759	230	PennyMac Financial Services Inc (a)	484	6
Electronics For Imaging Inc (a)	187,375	7,465	PRA Group Inc (a)	8,889	295
EPAM Systems Inc (a)	133,888	9,765	Pzena Investment Management Inc	3,037	27
ExlService Holdings Inc (a)	7,127	345	Regional Management Corp (a)	485	8
Fleetmatics Group PLC (a)	5,167	187	Stifel Financial Corp (a)	105,964	3,487
Fortinet Inc (a)	82,470	2,681	Virtu Financial Inc	116,170	2,422
Genpact Ltd (a)	303,025	8,451	WageWorks Inc (a)	94,187	5,073
Globant SA (a)	2,916	104	Westwood Holdings Group Inc	1,479	85
Immersion Corp (a)	5,244	38	WisdomTree Investments Inc	15,477	169
LivePerson Inc (a)	10,921	66	World Acceptance Corp (a)	874	38
Lumentum Holdings Inc (a)	45,040	1,140			$23,539
Luxoft Holding Inc (a)	4,500	260
Manhattan Associates Inc (a)	14,259	863	Electric - 0.01%
			Ormat Technologies Inc	2,906	126
MAXIMUS Inc	145,173	7,680
Mercury Systems Inc (a)	68,270	1,435	Spark Energy Inc	538	14
					$140
MTS Systems Corp	3,792	213
NetScout Systems Inc (a)	6,490	144	Electrical Components & Equipment - 0.57%
Pure Storage Inc (a)	3,350	49	Advanced Energy Industries Inc (a)	38,548	1,247

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Electrical Components & Equipment (continued)			Environmental Control - 1.39%
Belden Inc	8,336	$526	Casella Waste Systems Inc (a)	1,731	$12
Encore Wire Corp	3,989	153	CECO Environmental Corp	1,210	8
EnerSys	2,998	175	MSA Safety Inc	2,504	120
Generac Holdings Inc (a)	9,336	356	US Ecology Inc	2,955	133
General Cable Corp	8,161	128	Waste Connections Inc	290,494	19,545
Insteel Industries Inc	3,207	93			$19,818
Littelfuse Inc	4,052	472
PowerSecure International Inc (a)	899	17	Food - 1.19%
			Amplify Snack Brands Inc (a)	1,621	25
Universal Display Corp (a)	84,937	4,952
			B&G Foods Inc	8,006	330
		$8,119	Blue Buffalo Pet Products Inc (a)	41,300	1,023
Electronics - 1.86%			Calavo Growers Inc	1,974	113
Allied Motion Technologies Inc	1,338	29	Cal-Maine Foods Inc	7,533	382
Applied Optoelectronics Inc (a)	70,363	788	Chefs' Warehouse Inc/The (a)	276,268	5,324
Badger Meter Inc	3,263	233	Dean Foods Co	12,154	209
Coherent Inc (a)	12,661	1,183	Fairway Group Holdings Corp (a)	4,759	1
ESCO Technologies Inc	176,134	6,778	Ingles Markets Inc	807	29
FARO Technologies Inc (a)	844	25	J&J Snack Foods Corp	2,012	204
FEI Co	7,849	699	John B Sanfilippo & Son Inc	465	26
Fitbit Inc (a)	77,400	1,413	Lancaster Colony Corp	1,636	191
Fluidigm Corp (a)	5,533	53	Lifeway Foods Inc (a)	964	9
IMAX Corp (a)	143,921	4,605	Performance Food Group Co (a)	1,836	48
Imprivata Inc (a)	107,595	1,304	Seaboard Corp (a)	7	21
Mesa Laboratories Inc	539	54	Snyder's-Lance Inc	4,500	144
Methode Electronics Inc	9,069	270	Sprouts Farmers Market Inc (a)	25,800	724
Newport Corp (a)	1,751	40	Tootsie Roll Industries Inc	1,331	47
NVE Corp	475	27	TreeHouse Foods Inc (a)	88,458	7,819
OSI Systems Inc (a)	1,804	92	United Natural Foods Inc (a)	9,978	356
Plexus Corp (a)	3,994	167			$17,025
Rofin-Sinar Technologies Inc (a)	447	14
Rogers Corp (a)	2,003	115	Forest Products & Paper - 0.04%
			Clearwater Paper Corp (a)	4,199	251
Sparton Corp (a)	1,120	24
Stoneridge Inc (a)	5,351	76	Deltic Timber Corp	1,939	121
TASER International Inc (a)	7,255	132	Neenah Paper Inc	2,469	161
Woodward Inc	153,767	8,335	Orchids Paper Products Co	535	16
ZAGG Inc (a)	5,197	42	Schweitzer-Mauduit International Inc	2,459	85
		$26,498			$634

Energy - Alternate Sources - 0.00%			Hand & Machine Tools - 0.42%
Solazyme Inc (a)	14,132	33	Franklin Electric Co Inc	5,974	189
TerraForm Global Inc	1,548	5	Lincoln Electric Holdings Inc	92,265	5,782
			Milacron Holdings Corp (a)	1,087	19
Vivint Solar Inc (a)	2,168	7
		$45			$5,990

Engineering & Construction - 1.02%			Healthcare - Products - 6.05%
Argan Inc	2,201	75	Abaxis Inc	3,064	139
			ABIOMED Inc (a)	17,914	1,740
Comfort Systems USA Inc	7,962	235	Accuray Inc (a)	15,260	82
Dycom Industries Inc (a)	151,203	10,675
			Align Technology Inc (a)	157,187	11,348
Exponent Inc	3,329	166
Granite Construction Inc	27,800	1,240	Analogic Corp	1,059	84
			AtriCure Inc (a)	76,555	1,217
Mistras Group Inc (a)	1,867	45
NV5 Global Inc (a)	1,068	26	Atrion Corp	270	107
			BioTelemetry Inc (a)	5,374	85
Primoris Services Corp	3,557	83
Tutor Perini Corp (a)	122,680	1,941	Cantel Medical Corp	39,421	2,641
			Cardiovascular Systems Inc (a)	5,683	79
		$14,486	Cepheid (a)	78,367	2,236
Entertainment - 1.35%			Cerus Corp (a)	14,999	94
AMC Entertainment Holdings Inc	429	12	Cutera Inc (a)	2,140	25
Carmike Cinemas Inc (a)	364	11	Cynosure Inc (a)	69,151	3,384
Churchill Downs Inc	9,066	1,216	DENTSPLY SIRONA Inc	104,164	6,208
Dolby Laboratories Inc	35,318	1,682	EndoChoice Holdings Inc (a)	1,976	11
Eldorado Resorts Inc (a)	2,921	38	Endologix Inc (a)	9,810	110
Gaming and Leisure Properties Inc	10,750	353	Entellus Medical Inc (a)	1,160	17
Isle of Capri Casinos Inc (a)	4,049	60	GenMark Diagnostics Inc (a)	7,994	47
Marriott Vacations Worldwide Corp	1,785	112	Genomic Health Inc (a)	3,105	82
National CineMedia Inc	425,324	6,040	Glaukos Corp (a)	105,833	1,994
Penn National Gaming Inc (a)	107,908	1,740	Globus Medical Inc (a)	14,863	372
Pinnacle Entertainment Inc (a)	12,647	140	Greatbatch Inc (a)	18,971	660
Reading International Inc (a)	1,096	14	Haemonetics Corp (a)	6,345	206
Scientific Games Corp (a)	9,122	91	HeartWare International Inc (a)	3,269	109
SeaWorld Entertainment Inc	9,202	183	Henry Schein Inc (a)	57,051	9,625
Six Flags Entertainment Corp	18,600	1,117	ICU Medical Inc (a)	1,236	123
Vail Resorts Inc	49,394	6,403	IDEXX Laboratories Inc (a)	100,439	8,472
		$19,212	Inogen Inc (a)	19,652	960
			Insulet Corp (a)	7,673	256

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
April 30, 2016 (unaudited)

COMMON STOCKS (continued)		Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Products (continued)				Healthcare - Services (continued)
Integra LifeSciences Holdings Corp (a)		14,067	$996	WellCare Health Plans Inc (a)	81,227	$7,310
Intersect ENT Inc (a)		3,212	64			$46,870
InVivo Therapeutics Holdings Corp (a)		5,634	34
Invuity Inc (a)		1,250	8	Holding Companies - Diversified - 0.01%
				HRG Group Inc (a)	4,597	66
iRadimed Corp (a)		854	14
K2M Group Holdings Inc (a)		381,836	6,208	Resource America Inc	569	4
Lantheus Holdings Inc (a)		4,712	10			$70
LDR Holding Corp (a)		84,010	2,264
				Home Builders - 0.21%
LeMaitre Vascular Inc		1,248	21	CalAtlantic Group Inc	2,207	71
LivaNova PLC (a)		4,199	221	Cavco Industries Inc (a)	1,291	113
Luminex Corp (a)		3,920	79	Century Communities Inc (a)	407	7
Masimo Corp (a)		9,343	405	Installed Building Products Inc (a)	98,303	2,613
Medgenics Inc (a)		3,802	18	LGI Homes Inc (a)	854	24
Meridian Bioscience Inc		9,667	185	M/I Homes Inc (a)	989	20
MiMedx Group Inc (a)		19,290	145
				MDC Holdings Inc	1,806	44
NanoString Technologies Inc (a)		2,663	42	Meritage Homes Corp (a)	340	12
Natus Medical Inc (a)		4,476	143	New Home Co Inc/The (a)	516	6
Navidea Biopharmaceuticals Inc (a)		20,223	28	TRI Pointe Group Inc (a)	1,184	14
Neovasc Inc (a)		345,549	1,109	Winnebago Industries Inc	4,626	100
Nevro Corp (a)		150,641	10,130
						$3,024
Novadaq Technologies Inc (a)		159,112	1,782
Novocure Ltd (a)		1,557	20	Home Furnishings - 0.45%
NuVasive Inc (a)		51,335	2,718	American Woodmark Corp (a)	2,972	216
NxStage Medical Inc (a)		8,591	138	Bassett Furniture Industries Inc	1,111	33
OraSure Technologies Inc (a)		1,989	14	Daktronics Inc	1,999	17
Oxford Immunotec Global PLC (a)		3,874	41	DTS Inc/CA (a)	2,862	62
Penumbra Inc (a)		34,955	1,905	Hooker Furniture Corp	395	10
Quidel Corp (a)		2,331	40	iRobot Corp (a)	734	27
SeaSpine Holdings Corp (a)		1,117	17	La-Z-Boy Inc	6,136	159
Sientra Inc (a)		2,048	17	Select Comfort Corp (a)	6,707	166
Spectranetics Corp/The (a)		7,969	135	Skullcandy Inc (a)	1,808	6
STAAR Surgical Co (a)		7,656	59	Tempur Sealy International Inc (a)	77,823	4,722
STERIS PLC		46,316	3,273	TiVo Inc (a)	13,295	133
SurModics Inc (a)		859	17	Universal Electronics Inc (a)	12,525	832
T2 Biosystems Inc (a)		1,841	17	VOXX International Corp (a)	740	3
Tandem Diabetes Care Inc (a)		3,471	39			$6,386
TransEnterix Inc (a)		3,061	5
Unilife Corp (a)		21,069	12	Housewares - 0.01%
				Libbey Inc	3,719	69
Utah Medical Products Inc		774	52
Vascular Solutions Inc (a)		3,291	115
West Pharmaceutical Services Inc		13,682	974	Insurance - 0.12%
Wright Medical Group NV (a)		6,229	117	Ambac Financial Group Inc (a)	1,051	17
Zeltiq Aesthetics Inc (a)		4,395	131	Atlas Financial Holdings Inc (a)	46,140	810
			$86,275	eHealth Inc (a)	3,625	41
				Employers Holdings Inc	5,295	157
Healthcare - Services - 3.28%				Essent Group Ltd (a)	12,172	249
AAC Holdings Inc (a)		1,775	37
				HCI Group Inc	356	11
Acadia Healthcare Co Inc (a)		161,381	10,198
				Heritage Insurance Holdings Inc	3,177	42
Addus HomeCare Corp (a)		556	10
				Maiden Holdings Ltd	1,485	18
(a)
Adeptus Health Inc		19,805	1,349	MGIC Investment Corp (a)	20,701	150
Air Methods Corp (a)		8,677	321
				National General Holdings Corp	3,329	67
Alliance HealthCare Services Inc (a)		1,127	8
				National Interstate Corp	479	15
Amedisys Inc (a)		5,269	271
				State National Cos Inc	986	11
	(a)
American Renal Associates Holdings Inc		69,788	1,962	Third Point Reinsurance Ltd (a)	763	9
(a)
Amsurg Corp		108,017	8,747	Trupanion Inc (a)	3,093	39
Chemed Corp		3,561	462	Universal Insurance Holdings Inc	5,936	104
Civitas Solutions Inc (a)		2,477	50
						$1,740
Ensign Group Inc/The		6,463	146
Genesis Healthcare Inc (a)		5,519	14	Internet - 3.68%
HealthSouth Corp		12,360	512	1-800-Flowers.com Inc (a)	4,777	38
ICON PLC (a)		79,884	5,399	8x8 Inc (a)	499,483	5,664
Invitae Corp (a)		1,238	12	Angie's List Inc (a)	8,739	76
Laboratory Corp of America Holdings (a)		17,510	2,194	AVG Technologies NV (a)	11,113	220
LHC Group Inc (a)		339	14	Blue Nile Inc	2,191	56
Molina Healthcare Inc (a)		41,685	2,158	Boingo Wireless Inc (a)	3,514	27
Natera Inc (a)		1,522	15	ChannelAdvisor Corp (a)	133,907	1,668
Nobilis Health Corp (a)		7,641	32	Chegg Inc (a)	324,020	1,471
Providence Service Corp/The (a)		2,378	119	Cogent Communications Holdings Inc	345,674	13,377
RadNet Inc (a)		7,274	37	comScore Inc (a)	83,029	2,542
Select Medical Holdings Corp (a)		13,347	179	Connecture Inc (a)	3,335	8
Surgery Partners Inc (a)		2,049	33	Corindus Vascular Robotics Inc (a)	6,017	6
Surgical Care Affiliates Inc (a)		35,150	1,699	Criteo SA ADR(a)	42,405	1,768
Teladoc Inc (a)		285,334	3,466	DHI Group Inc (a)	3,735	27
US Physical Therapy Inc		2,334	116

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Internet (continued)			Machinery - Diversified - 1.45%
Endurance International Group Holdings Inc	10,897	$117	Albany International Corp	1,787	$72
(a)			Altra Industrial Motion Corp	3,945	113
ePlus Inc (a)	138	11	Applied Industrial Technologies Inc	4,041	185
Etsy Inc (a)	3,690	32	DXP Enterprises Inc (a)	813	18
Expedia Inc	42,581	4,930	Gorman-Rupp Co/The	929	26
Global Eagle Entertainment Inc (a)	390,735	3,130	IDEX Corp	160,597	13,153
GrubHub Inc (a)	10,166	267	Kadant Inc	438	21
HealthStream Inc (a)	4,753	108	Lindsay Corp	1,265	97
Intralinks Holdings Inc (a)	4,571	41	Middleby Corp/The (a)	33,732	3,698
Lands' End Inc (a)	641	16	NN Inc	4,762	72
Lionbridge Technologies Inc (a)	12,882	64	Nordson Corp	17,610	1,351
Marin Software Inc (a)	785	2	Tennant Co	34,909	1,864
Marketo Inc (a)	6,666	147	Xerium Technologies Inc (a)	2,228	12
MaxPoint Interactive Inc (a)	385	3			$20,682
NIC Inc	16,177	286
Pandora Media Inc (a)	232,841	2,312	Media - 0.30%
			AMC Networks Inc (a)	11,200	730
Perficient Inc (a)	4,685	98
			Central European Media Enterprises Ltd (a)	10,998	29
Q2 Holdings Inc (a)	3,614	86
			Crown Media Holdings Inc (a)	6,123	31
Quotient Technology Inc (a)	11,372	132
Rapid7 Inc (a)	1,291	16	Entravision Communications Corp	11,421	91
			EW Scripps Co/The (a)	5,083	77
Reis Inc	1,363	34	Gray Television Inc (a)	82,531	1,060
RetailMeNot Inc (a)	1,134	10
			Hemisphere Media Group Inc (a)	406	5
RingCentral Inc (a)	496,725	9,478
			Houghton Mifflin Harcourt Co (a)	1,250	26
Rubicon Project Inc/The (a)	5,046	98
Shutterfly Inc (a)	3,048	140	New York Times Co/The	3,653	47
Shutterstock Inc (a)	2,621	108	Nexstar Broadcasting Group Inc	30,066	1,544
Stamps.com Inc (a)	14,212	1,170	Sinclair Broadcast Group Inc	13,810	443
TechTarget Inc (a)	1,903	15	Tribune Publishing Co	2,820	32
Textura Corp (a)	3,725	98	World Wrestling Entertainment Inc	5,530	92
Travelzoo Inc (a)	2,216	17			$4,207
VASCO Data Security International Inc (a)	5,651	98
			Metal Fabrication & Hardware - 0.47%
VirnetX Holding Corp (a)	8,675	39
			Advanced Drainage Systems Inc	4,494	104
Wayfair Inc (a)	3,624	137
			Global Brass & Copper Holdings Inc	3,612	98
Web.com Group Inc (a)	11,811	236
			Haynes International Inc	166	6
WebMD Health Corp (a)	7,906	496	Lawson Products Inc/DE (a)	899	18
Wix.com Ltd (a)	3,556	88	Mueller Industries Inc	5,205	164
XO Group Inc (a)	5,166	91
			Mueller Water Products Inc - Class A	33,070	355
Zendesk Inc (a)	61,994	1,401
			Olympic Steel Inc	400	9
Zix Corp (a)	12,085	45	Omega Flex Inc	682	22
		$52,545	RBC Bearings Inc (a)	75,231	5,515
			Rexnord Corp (a)	13,748	300
Investment Companies - 0.00%
Real Industry Inc (a)	2,829	25	Sun Hydraulics Corp	3,050	108
					$6,699

Iron & Steel - 0.01%			Mining - 0.13%
Ryerson Holding Corp (a)	333	3	Century Aluminum Co (a)	602	5
			Energy Fuels Inc/Canada (a)	5,868	14
Worthington Industries Inc	3,500	132
		$135	Ferroglobe PLC	11,503	117
			Kaiser Aluminum Corp	1,601	152
Leisure Products & Services - 1.63%			Stillwater Mining Co (a)	5,162	63
Black Diamond Inc (a)	350,049	1,488	United States Lime & Minerals Inc	48	2
ClubCorp Holdings Inc	7,848	105	US Silica Holdings Inc	61,118	1,562
Escalade Inc	729	9			$1,915
Fox Factory Holding Corp (a)	3,295	57
Liberty TripAdvisor Holdings Inc (a)	485,886	10,719	Miscellaneous Manufacturers - 2.00%
Lindblad Expeditions Holdings Inc (a)	291,351	2,913	American Railcar Industries Inc	501	21
Malibu Boats Inc (a)	57,653	1,014	AZZ Inc	5,469	300
Marine Products Corp	2,643	22	Carlisle Cos Inc	70,326	7,166
MCBC Holdings Inc (a)	1,194	16	Chase Corp	1,115	63
Nautilus Inc (a)	5,876	104	CLARCOR Inc	9,198	541
Planet Fitness Inc (a)	447,121	6,867	Core Molding Technologies Inc (a)	1,426	17
		$23,314	EnPro Industries Inc	1,830	107
			Fabrinet (a)	29,681	949
Lodging - 0.58%			FreightCar America Inc	1,364	23
Boyd Gaming Corp (a)	17,609	328	GP Strategies Corp (a)	2,509	59
Diamond Resorts International Inc (a)	360,773	7,652	Handy & Harman Ltd (a)	111	3
Interval Leisure Group Inc	7,308	103	Harsco Corp	14,267	101
La Quinta Holdings Inc (a)	12,751	163	Hexcel Corp	345,523	15,642
Monarch Casino & Resort Inc (a)	430	8	Hillenbrand Inc	12,852	390
		$8,254	John Bean Technologies Corp	35,745	1,863
			LSB Industries Inc (a)	1,407	19
Machinery - Construction & Mining - 0.00%			Lydall Inc (a)	1,154	42
Hyster-Yale Materials Handling Inc	575	35
			Myers Industries Inc	4,356	59
			Park-Ohio Holdings Corp	1,658	42

See accompanying notes

Schedule of Investments

SmallCap Growth Fund I
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

Miscellaneous Manufacturers (continued)			Pharmaceuticals (continued)
Proto Labs Inc (a)	3,165	$189	BioSpecifics Technologies Corp (a)	861	$ 31
Raven Industries Inc	925	15	Cara Therapeutics Inc (a)	3,374	21

Smith & Wesson Holding Corp (a)	12,727	278	Carbylan Therapeutics Inc (a)	2,694	2

Standex International Corp	2,360	181	Catabasis Pharmaceuticals Inc (a)	684	3
Sturm Ruger & Co Inc	4,391	281	Catalent Inc (a)	17,103	505

Tredegar Corp	1,029	16	Catalyst Pharmaceuticals Inc (a)	12,745	9

TriMas Corp (a)	647	12	Chiasma Inc (a)	1,113	4
Trinseo SA (a)	2,042	87	Chimerix Inc (a)	7,990	48

		$28,466	Cidara Therapeutics Inc (a)	814	11
			Clovis Oncology Inc (a)	4,902	68
Office & Business Equipment - 0.00%			Concert Pharmaceuticals Inc (a)	2,667	37
Eastman Kodak Co (a)	3,222	38
			Corcept Therapeutics Inc (a)	12,171	58

			CorMedix Inc (a)	5,894	25

Office Furnishings - 0.33%			DBV Technologies SA ADR(a)	46,094	1,566
Herman Miller Inc	12,331	372	Depomed Inc (a)	8,160	142

HNI Corp	9,046	395	DexCom Inc (a)	87,581	5,638

Interface Inc	90,766	1,545	Dicerna Pharmaceuticals Inc (a)	2,555	12
Kimball International Inc	2,634	31	Diplomat Pharmacy Inc (a)	265,308	8,037

Knoll Inc	87,631	2,046	Durect Corp (a)	24,141	32

Steelcase Inc	18,302	279	Dyax Corp - Rights (a),(b)	211,240	235

		$4,668	Eagle Pharmaceuticals Inc/DE (a)	1,528	58
			Enanta Pharmaceuticals Inc (a)	2,795	82
Oil & Gas - 0.79%			FibroGen Inc (a)	8,577	154

Carrizo Oil & Gas Inc(a)	402	14	Flexion Therapeutics Inc (a)	2,353	24

Delek US Holdings Inc	8,999	143	Foamix Pharmaceuticals Ltd (a)	4,723	30
Diamondback Energy Inc	26,800	2,320	Global Blood Therapeutics Inc (a)	1,049	21

Evolution Petroleum Corp	4,606	26	GW Pharmaceuticals PLC ADR(a)	24,024	1,946

Fairmount Santrol Holdings Inc(a)	10,374	41	Heron Therapeutics Inc (a)	85,598	1,835
Isramco Inc (a)	181	17	Heska Corp (a)	1,210	37

Matador Resources Co(a)	182,968	3,943	Ignyta Inc (a)	2,153	15

Panhandle Oil and Gas Inc	1,417	27	Immune Design Corp (a)	1,914	26
Par Pacific Holdings Inc (a)	2,615	50	Impax Laboratories Inc (a)	65,535	2,185

Parsley Energy Inc(a)	134,172	3,143	Insys Therapeutics Inc (a)	4,091	59
Synergy Resources Corp (a)	156,521	1,130	Intra-Cellular Therapies Inc (a)	30,114	1,033

Trecora Resources(a)	3,615	41	Ironwood Pharmaceuticals Inc (a)	22,416	234

Western Refining Inc	14,673	393	Keryx Biopharmaceuticals Inc (a)	18,366	100
		$11,288	La Jolla Pharmaceutical Co (a)	2,396	44

			Lannett Co Inc (a)	5,055	97
Oil & Gas Services - 0.56%
Dril-Quip Inc (a)	59,429	3,852	MannKind Corp (a)	43,656	59
ION Geophysical Corp (a)	304	3	Mirati Therapeutics Inc (a)	1,997	41

Oil States International Inc (a)	119,210	4,129	NantKwest Inc (a)	1,012	8

PHI Inc (a)	215	5	Natural Grocers by Vitamin Cottage Inc (a)	1,756	23
Thermon Group Holdings Inc (a)	935	18	Natural Health Trends Corp	1,426	52
			Nektar Therapeutics (a)	17,736	278

		$8,007	Neogen Corp (a)	4,997	236
Packaging & Containers - 0.07%			Neos Therapeutics Inc (a)	58,050	526

AEP Industries Inc	716	44	Neurocrine Biosciences Inc (a)	162,907	7,425

Berry Plastics Group Inc (a)	13,649	492	Northwest Biotherapeutics Inc (a)	7,919	11
KapStone Paper and Packaging Corp	16,847	268	Ophthotech Corp (a)	4,212	197

Multi Packaging Solutions International Ltd (a)	2,247	37	Orexigen Therapeutics Inc (a)	17,312	8

Multi-Color Corp	2,354	141	Osiris Therapeutics Inc	2,946	17
		$982	Pacira Pharmaceuticals Inc/DE (a)	56,567	3,061

			Pernix Therapeutics Holdings Inc (a)	15,456	12
Pharmaceuticals - 5.87%
ACADIA Pharmaceuticals Inc (a)	13,814	446	Phibro Animal Health Corp	3,405	71
			Portola Pharmaceuticals Inc (a)	113,189	2,690
Adamas Pharmaceuticals Inc (a)	191,175	3,227
			PRA Health Sciences Inc (a)	4,970	236
Aerie Pharmaceuticals Inc (a)	109,702	1,740
			Premier Inc (a)	186,963	6,321
Agile Therapeutics Inc (a)	3,087	18
			Prestige Brands Holdings Inc (a)	10,438	593
Aimmune Therapeutics Inc (a)	166,716	2,159
			Progenics Pharmaceuticals Inc (a)	12,026	64
Akorn Inc (a)	178,840	4,551
			Proteon Therapeutics Inc (a)	1,304	13
Alimera Sciences Inc (a)	6,028	13
			Radius Health Inc (a)	66,930	2,383
Amicus Therapeutics Inc (a)	610,116	4,558
			Raptor Pharmaceutical Corp (a)	13,882	68
Amphastar Pharmaceuticals Inc (a)	4,307	53
			Regulus Therapeutics Inc (a)	4,786	28
Anacor Pharmaceuticals Inc (a)	74,363	4,665
			Relypsa Inc (a)	73,619	1,333
Anika Therapeutics Inc (a)	2,182	100
			Sagent Pharmaceuticals Inc (a)	4,332	50
Antares Pharma Inc (a)	34,386	38
			Sarepta Therapeutics Inc (a)	7,898	112
Anthera Pharmaceuticals Inc (a)	6,708	25
			SciClone Pharmaceuticals Inc (a)	9,450	125
Aralez Pharmaceuticals Inc (a)	10,469	41
			Seres Therapeutics Inc (a)	93,454	2,759
Array BioPharma Inc (a)	20,158	64
			Sorrento Therapeutics Inc (a)	4,799	33
aTyr Pharma Inc (a)	1,021	4
			Sucampo Pharmaceuticals Inc (a)	5,039	54
Avexis Inc (a)	731	18
			Supernus Pharmaceuticals Inc (a)	6,570	113
Axovant Sciences Ltd (a)	2,152	28
			Synergy Pharmaceuticals Inc (a)	17,505	55
BeiGene Ltd ADR(a)	28,309	786
			Synta Pharmaceuticals Corp (a)	15,375	6
BioDelivery Sciences International Inc (a)	9,837	33

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

Pharmaceuticals (continued)			Retail (continued)
Synutra International Inc (a)	3,982	$20	Big Lots Inc	10,243	$ 470
Teligent Inc (a)	8,485	47	BJ's Restaurants Inc (a)	5,009	223
TESARO Inc (a)	51,534	2,136	Bloomin' Brands Inc	24,171	452
Tetraphase Pharmaceuticals Inc (a)	6,836	38	Bob Evans Farms Inc/DE	218	10
TG Therapeutics Inc (a)	6,636	60	Bojangles' Inc (a)	1,748	31
TherapeuticsMD Inc (a)	19,534	161	Boot Barn Holdings Inc (a)	2,216	18
Threshold Pharmaceuticals Inc (a)	10,202	4	Bravo Brio Restaurant Group Inc (a)	2,667	20
Trevena Inc (a)	5,545	43	Buckle Inc/The	3,799	110
USANA Health Sciences Inc (a)	969	115	Buffalo Wild Wings Inc (a)	39,628	5,297
Vanda Pharmaceuticals Inc (a)	5,766	51	Build-A-Bear Workshop Inc (a)	421	6
VCA Inc (a)	76,000	4,786	Burlington Stores Inc (a)	78,710	4,484
Vitae Pharmaceuticals Inc (a)	2,243	16	Caleres Inc	3,174	80
Vital Therapies Inc (a)	3,660	31	Carrols Restaurant Group Inc (a)	5,685	79
VIVUS Inc (a)	20,551	34	Casey's General Stores Inc	7,447	834
Voyager Therapeutics Inc (a)	887	10	Cato Corp/The	2,587	95
vTv Therapeutics Inc (a)	935	6	Cheesecake Factory Inc/The	9,995	510
Xencor Inc (a)	4,900	60	Chico's FAS Inc	28,591	360
XenoPort Inc (a)	10,864	48	Children's Place Inc/The	1,874	146
Zafgen Inc (a)	2,788	18	Chuy's Holdings Inc (a)	77,477	2,366
Zogenix Inc (a)	4,555	47	Citi Trends Inc	373	7
Zynerba Pharmaceuticals Inc (a)	895	7	Container Store Group Inc/The (a)	2,887	20
		$83,830	Cracker Barrel Old Country Store Inc	3,660	536
			Dave & Buster's Entertainment Inc (a)	297,181	11,501
Pipelines - 0.02%			Del Frisco's Restaurant Group Inc (a)	489	8
SemGroup Corp	9,284	285	Denny's Corp (a)	9,999	99
			Destination XL Group Inc (a)	1,951	10
Private Equity - 0.07%			DineEquity Inc	2,144	184
Fifth Street Asset Management Inc	2,131	8	Diversified Restaurant Holdings Inc (a)	86,789	151
GSV Capital Corp	165,539	948	Duluth Holdings Inc (a)	971	23
		$956	El Pollo Loco Holdings Inc (a)	2,641	35
			Express Inc (a)	17,353	315
Real Estate - 0.10%			Fiesta Restaurant Group Inc (a)	3,586	115
Consolidated-Tomoka Land Co	280	14	Finish Line Inc/The	1,687	33
HFF Inc	5,150	164	First Cash Financial Services Inc	3,521	161
Kennedy-Wilson Holdings Inc	1,121	24	Five Below Inc (a)	378,019	15,764

Marcus & Millichap Inc(a)	47,239	1,185	Flex Pharma Inc (a)	1,440	16
		$1,387	Fogo De Chao Inc (a)	983	16
			Francesca's Holdings Corp (a)	51,428	854
REITS - 1.14%
			Freshpet Inc (a)	350,472	2,902
Alexander's Inc	486	186
American Assets Trust Inc	4,474	178	Group 1 Automotive Inc	653	43
			Habit Restaurants Inc/The (a)	2,062	35
American Campus Communities Inc	50,440	2,257
			Hibbett Sports Inc (a)	5,724	207
American Farmland Co	58,579	405
CareTrust REIT Inc	84,769	1,078	HSN Inc	4,399	233
CoreSite Realty Corp	5,114	383	Jack in the Box Inc	54,606	3,688
			Jamba Inc (a)	2,484	32
CubeSmart	59,418	1,759
			Kate Spade & Co (a)	88,500	2,277
CyrusOne Inc	9,047	399
DuPont Fabros Technology Inc	5,391	215	Kirkland's Inc	3,202	53
			Krispy Kreme Doughnuts Inc (a)	8,809	153
Easterly Government Properties Inc	2,761	51
EastGroup Properties Inc	2,102	126	Lithia Motors Inc	78,751	6,538
			MarineMax Inc (a)	100,329	1,907
Education Realty Trust Inc	61,160	2,432
			Mattress Firm Holding Corp (a)	2,749	107
Equity One Inc	3,183	90
			Ollie's Bargain Outlet Holdings Inc (a)	184,980	4,893
LTC Properties Inc	1,593	74
National Health Investors Inc	3,113	212	Outerwall Inc	3,164	131
National Storage Affiliates Trust	4,158	81	Papa John's International Inc	104,520	5,915
			Papa Murphy's Holdings Inc (a)	1,713	21
Potlatch Corp	4,031	142
			Party City Holdco Inc (a)	4,552	65
PS Business Parks Inc	966	93
QTS Realty Trust Inc	54,432	2,635	PetMed Express Inc	3,860	71
RLJ Lodging Trust	6,221	131	Pier 1 Imports Inc	15,147	104
			Popeyes Louisiana Kitchen Inc (a)	3,147	169
Ryman Hospitality Properties Inc	5,863	302
			Potbelly Corp (a)	3,803	54
Sabra Health Care REIT Inc	3,192	67
Saul Centers Inc	1,639	87	PriceSmart Inc	42,149	3,648
			Red Robin Gourmet Burgers Inc (a)	52,872	3,429
Sovran Self Storage Inc	20,441	2,171
			Restoration Hardware Holdings Inc (a)	4,511	195
Sun Communities Inc	2,218	151
Universal Health Realty Income Trust	2,352	129	Ruth's Hospitality Group Inc	4,474	71
Urban Edge Properties	17,777	461	Sonic Corp	8,198	282
			Sportsman's Warehouse Holdings Inc (a)	1,701	19
Urstadt Biddle Properties Inc	902	19
		$16,314	Tailored Brands Inc	6,480	113
			Texas Roadhouse Inc	174,827	7,119
Retail - 7.58%			Tile Shop Holdings Inc (a)	425,812	7,596
American Eagle Outfitters Inc	218,157	3,122	Tilly's Inc (a)	119,861	754
America's Car-Mart Inc/TX (a)	347	9	Tuesday Morning Corp (a)	6,556	57
Asbury Automotive Group Inc (a)	3,428	208	Vera Bradley Inc (a)	45,300	795
Ascena Retail Group Inc (a)	4,148	37	Vitamin Shoppe Inc (a)	444	12

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Retail (continued)			Software (continued)
Wingstop Inc (a)	1,115	$28	Demandware Inc (a)	167,636	$7,724
Winmark Corp	435	41	Ebix Inc	6,292	303
Zoe's Kitchen Inc (a)	149,165	5,593	Envestnet Inc (a)	156,103	4,899
Zumiez Inc (a)	2,994	50	Epiq Systems Inc	2,651	39
		$108,215	Everyday Health Inc (a)	74,798	434
			Evolent Health Inc (a)	2,403	29
Savings & Loans - 0.35%			Fair Isaac Corp	50,857	5,427
BofI Holding Inc (a)	149,034	3,036
			Five9 Inc (a)	4,857	45
HomeStreet Inc (a)	1,594	34
			Guidewire Software Inc (a)	236,508	13,474
Meridian Bancorp Inc	1,050	15	Hortonworks Inc (a)	1,570	18
Pacific Premier Bancorp Inc (a)	78,825	1,834
			HubSpot Inc (a)	131,397	5,820
United Financial Bancorp Inc	2,078	27	Imperva Inc (a)	133,385	6,200
WSFS Financial Corp	212	7	inContact Inc (a)	9,911	92
		$4,953	InnerWorkings Inc (a)	3,266	27
			Instructure Inc (a)	473	10
Semiconductors - 4.97%
Advanced Micro Devices Inc (a)	38,160	135	Interactive Intelligence Group Inc (a)	232,122	8,628
Ambarella Inc (a)	4,239	174	j2 Global Inc	9,759	620
Applied Micro Circuits Corp (a)	3,860	24	Medidata Solutions Inc (a)	221,946	9,683
Cabot Microelectronics Corp	5,152	216	MicroStrategy Inc (a)	27,443	4,921
Cascade Microtech Inc (a)	2,220	46	MINDBODY Inc (a)	1,117	15
Cavium Inc (a)	203,874	10,066	Model N Inc (a)	132,027	1,410
CEVA Inc (a)	1,940	45	Monotype Imaging Holdings Inc	247,051	5,442
Cirrus Logic Inc (a)	13,187	476	New Relic Inc (a)	1,172	30
Entegris Inc (a)	11,093	147	Nuance Communications Inc (a)	108,400	1,862
Exar Corp (a)	1,614	10	Omnicell Inc (a)	27,808	885
FormFactor Inc (a)	5,625	43	Paycom Software Inc (a)	7,275	278
			PDF Solutions Inc (a)	4,747	64
Himax Technologies Inc ADR	149,386	1,552
Inphi Corp (a)	61,100	1,813	pdvWireless Inc (a)	1,563	63
Integrated Device Technology Inc (a)	193,012	3,721	Pegasystems Inc	89,218	2,355
InvenSense Inc (a)	14,025	108	Press Ganey Holdings Inc (a)	176,756	5,386
IPG Photonics Corp (a)	26,086	2,261	Proofpoint Inc (a)	195,863	11,412
Lattice Semiconductor Corp (a)	5,476	31	QAD Inc	882	17
			Qlik Technologies Inc (a)	256,907	7,910
M/A-COM Technology Solutions Holdings	282,999	11,572
Inc (a)			Quality Systems Inc	9,473	133
Mattson Technology Inc (a)	14,049	51	RealPage Inc (a)	12,898	284
MaxLinear Inc (a)	77,185	1,292	Sapiens International Corp NV	4,122	49
Mellanox Technologies Ltd (a)	103,672	4,484	SciQuest Inc (a)	3,368	47
Microsemi Corp (a)	391,117	13,216	SPS Commerce Inc (a)	99,620	5,073
Monolithic Power Systems Inc	81,877	5,111	Synchronoss Technologies Inc (a)	169,807	5,277
			Take-Two Interactive Software Inc (a)	202,014	6,904
Power Integrations Inc	2,676	129
Rambus Inc (a)	15,636	182	Tangoe Inc (a)	7,608	67
Rudolph Technologies Inc (a)	1,454	20	TubeMogul Inc (a)	3,064	40
Semtech Corp (a)	6,181	134	Tyler Technologies Inc (a)	13,347	1,954
Sigma Designs Inc (a)	113,610	719	Ultimate Software Group Inc/The (a)	81,358	15,994
Silicon Laboratories Inc (a)	107,818	5,046	Veeva Systems Inc (a)	161,190	4,434
			Verint Systems Inc (a)	7,818	265
Silicon Motion Technology Corp ADR	57,600	2,220
Synaptics Inc (a)	78,049	5,585	Xactly Corp (a)	1,610	13
Tessera Technologies Inc	8,105	233	Xura Inc (a)	4,305	96
Xcerra Corp (a)	5,220	31			$219,984
		$70,893	Storage & Warehousing - 0.00%
Software - 15.42%			Mobile Mini Inc	559	18
2U Inc (a)	591,297	16,574
ACI Worldwide Inc (a)	15,761	315
			Telecommunications - 2.34%
American Software Inc/GA	1,701	16	A10 Networks Inc (a)	7,094	42
Apigee Corp (a)	1,159	11	Alliance Fiber Optic Products Inc (a)	2,453	45
(a)
Appfolio Inc	1,018	13	CalAmp Corp (a)	6,796	102
(a)
Aspen Technology Inc	240,391	9,142	Ciena Corp (a)	452,314	7,612
Atlassian Corp PLC (a)	160,936	3,729	Clearfield Inc (a)	2,184	41
(a)
Avid Technology Inc	4,122	23	CommScope Holding Co Inc (a)	117,702	3,579
Benefitfocus Inc (a)	1,522	58
			Consolidated Communications Holdings Inc	7,169	169
Blackbaud Inc	229,096	14,151	DigitalGlobe Inc (a)	157,457	3,489
Bottomline Technologies de Inc (a)	4,644	114
			EarthLink Holdings Corp	19,493	113
(a)
Brightcove Inc	6,642	40	Extreme Networks Inc (a)	3,638	13
Broadridge Financial Solutions Inc	225,813	13,513	FairPoint Communications Inc (a)	3,665	49
(a)
BroadSoft Inc	320,464	12,551	General Communication Inc (a)	6,143	104
(a)
Callidus Software Inc	7,531	138	Gigamon Inc (a)	84,710	2,761
Castlight Health Inc (a)	7,328	26	Gogo Inc (a)	10,220	108
(a)
CommVault Systems Inc	6,118	268	GTT Communications Inc (a)	162,850	2,602
Computer Programs & Systems Inc	2,145	110	Harmonic Inc (a)	3,702	13
Cornerstone OnDemand Inc (a)	75,392	2,589
			HC2 Holdings Inc	3,309	13
CSG Systems International Inc	7,676	341	IDT Corp - Class B	438	7
(a)
Cvent Inc	3,122	110	Infinera Corp (a)	18,001	214

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		INVESTMENT COMPANIES (continued)	Shares Held Value (000's)

Telecommunications (continued)			Publicly Traded Investment Fund (continued)
Infoblox Inc (a)	8,137	$136	First American Government Obligations Fund	61,066,513	$61,066
Inteliquent Inc	2,452	41			$65,116
Intelsat SA (a)	1,426	6	TOTAL INVESTMENT COMPANIES		$65,116
InterDigital Inc/PA	6,811	388	Total Investments		$1,426,743
Ixia (a)	10,366	105	Other Assets and Liabilities - 0.02%		$294
KVH Industries Inc (a)	2,798	27
			TOTAL NET ASSETS - 100.00%		$1,427,037
Leap Wireless International Inc - Rights	5,801	18
(a),(b),(c)

LogMeIn Inc (a)	24,328	1,453	(a) Non-Income Producing Security
Lumos Networks Corp (a)	3,407	43	(b)	Fair value of these investments is determined in good faith by the Manager
NeuStar Inc (a)	6,118	144	under procedures established and periodically reviewed by the Board of
Oclaro Inc (a)	933,340	4,713	Directors. At the end of the period, the fair value of these securities totaled
Plantronics Inc	7,707	296	$253 or 0.02% of net assets.
RigNet Inc (a)	2,246	38	(c)	Security is Illiquid. At the end of the period, the value of these securities
Ruckus Wireless Inc (a)	10,224	140	totaled $18 or 0.00% of net assets.
Shenandoah Telecommunications Co	8,603	247
ShoreTel Inc (a)	3,527	22
Straight Path Communications Inc (a)	1,658	61
Ubiquiti Networks Inc (a)	6,408	228	Portfolio Summary (unaudited)
ViaSat Inc (a)	4,916	377	Sector		Percent
Vonage Holdings Corp (a)	763,104	3,564	Consumer, Non-cyclical		27.44%
West Corp	2,876	62	Technology		23.99%
Windstream Holdings Inc	18,805	163	Consumer, Cyclical		14.41%
		$33,348	Industrial		12.88%
			Financial		7.84%
Textiles - 0.01%			Communications		6.45%
Culp Inc	2,025	53	Exchange Traded Funds		4.56%
G&K Services Inc	1,976	140	Energy		1.37%
		$193	Basic Materials		1.02%
Toys, Games & Hobbies - 0.00%			Diversified		0.01%
JAKKS Pacific Inc (a)	1,031	8	Utilities		0.01%
			Other Assets and Liabilities		0.02%
			TOTAL NET ASSETS		100.00%
Transportation - 1.39%
ArcBest Corp	1,757	34
Celadon Group Inc	3,653	37
Covenant Transportation Group Inc (a)	2,168	43
Echo Global Logistics Inc (a)	5,490	128
Forward Air Corp	4,201	191
Gener8 Maritime Inc (a)	373	3
Genesee & Wyoming Inc (a)	86,286	5,618
Heartland Express Inc	6,376	115
Hub Group Inc (a)	7,203	277
Kirby Corp (a)	90,894	5,801
Knight Transportation Inc	240,490	6,390
Marten Transport Ltd	704	13
Matson Inc	8,428	328
PAM Transportation Services Inc (a)	709	18
Radiant Logistics Inc (a)	6,813	27
Roadrunner Transportation Systems Inc (a)	2,380	28
Saia Inc (a)	4,665	135
Swift Transportation Co (a)	18,241	303
Universal Logistics Holdings Inc	1,251	18
USA Truck Inc (a)	910	16
Werner Enterprises Inc	3,395	86
XPO Logistics Inc (a)	7,957	240
YRC Worldwide Inc (a)	1,627	15
		$19,864

Trucking & Leasing - 0.01%
Greenbrier Cos Inc/The	6,244	187

Water - 0.00%
American States Water Co	421	18
York Water Co/The	237	7
		$25
TOTAL COMMON STOCKS		$1,361,627
INVESTMENT COMPANIES - 4.56%	Shares Held Value (000's)

Publicly Traded Investment Fund - 4.56%
BlackRock Liquidity Funds FedFund Portfolio	2,872,231	2,872
Cash Account Trust - Government & Agency	1,177,745	1,178
Portfolio - Government Cash Managed

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
April 30, 2016 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; June 2016	Long	637	$70,873	$71,828	$955
Total					$955
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2016 (unaudited)

COMMON STOCKS - 99.24%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.02%			Banks (continued)
Harte-Hanks Inc	84,037	$153	Simmons First National Corp	50,858	$2,375
Sizmek Inc (a)	34,894	92	Southside Bancshares Inc	41,385	1,209
		$245	Talmer Bancorp Inc	113,090	2,194
			Texas Capital Bancshares Inc (a)	81,761	3,746
Aerospace & Defense - 1.06%			Tompkins Financial Corp	21,888	1,430
AAR Corp	58,735	1,412	TrustCo Bank Corp NY	169,934	1,089
Aerojet Rocketdyne Holdings Inc (a)	114,751	2,079
			UMB Financial Corp	75,018	4,182
Aerovironment Inc (a)	36,562	1,056
			United Bankshares Inc/WV	115,386	4,464
Cubic Corp	38,929	1,618	United Community Banks Inc/GA	108,548	2,185
Kaman Corp	48,134	2,026	Walker & Dunlop Inc (a)	48,478	1,069
Moog Inc (a)	59,451	2,905
			Westamerica Bancorporation	45,491	2,216
National Presto Industries Inc	8,648	754	Wilshire Bancorp Inc	126,117	1,358
		$11,850	Wintrust Financial Corp	86,293	4,489
Agriculture - 0.34%					$98,210
Andersons Inc/The	46,824	1,569	Biotechnology - 1.87%
Universal Corp/VA	40,478	2,208	Acorda Therapeutics Inc (a)	81,517	2,107
		$3,777	AMAG Pharmaceuticals Inc (a)	61,917	1,642
			ANI Pharmaceuticals Inc (a)	13,465	612
Airlines - 0.85%			Cambrex Corp (a)	56,661	2,733
Allegiant Travel Co	23,350	3,749	Emergent BioSolutions Inc (a)	54,862	2,113
Hawaiian Holdings Inc (a)	84,686	3,563	Ligand Pharmaceuticals Inc (a)	32,309	3,905
SkyWest Inc	91,102	2,141	Medicines Co/The (a)	123,739	4,404
		$9,453	Momenta Pharmaceuticals Inc (a)	110,581	1,052
Apparel - 1.32%			Repligen Corp (a)	58,858	1,568
Crocs Inc (a)	130,092	1,086	Spectrum Pharmaceuticals Inc (a)	105,591	749
G-III Apparel Group Ltd (a)	71,403	3,231			$20,885
Iconix Brand Group Inc (a)	86,230	731
Oxford Industries Inc	25,999	1,727	Building Materials - 2.25%
Perry Ellis International Inc (a)	21,078	401	AAON Inc	70,894	1,880
Steven Madden Ltd (a)	99,103	3,470	Apogee Enterprises Inc	51,467	2,133
Unifi Inc (a)	26,702	688	Boise Cascade Co (a)	69,098	1,442
Wolverine World Wide Inc	177,998	3,373	Drew Industries Inc	43,441	2,816
			Gibraltar Industries Inc (a)	52,975	1,401
		$14,707
			Griffon Corp	67,686	1,070
Automobile Parts & Equipment - 0.82%			Headwaters Inc (a)	131,904	2,639
Dorman Products Inc (a)	53,915	2,900	PGT Inc (a)	86,693	908
Gentherm Inc (a)	64,727	2,378	Quanex Building Products Corp	60,973	1,149
Motorcar Parts of America Inc (a)	32,656	1,047	Simpson Manufacturing Co Inc	73,143	2,750
Standard Motor Products Inc	35,082	1,246	Trex Co Inc (a)	55,068	2,613
Superior Industries International Inc	41,227	1,077	Universal Forest Products Inc	35,889	2,751
Titan International Inc	77,876	516	US Concrete Inc (a)	24,636	1,522
		$9,164			$25,074

Banks - 8.79%			Chemicals - 2.36%
Ameris Bancorp	49,551	1,556	A Schulman Inc	52,201	1,456
Banner Corp	36,256	1,551	Aceto Corp	52,658	1,181
BBCN Bancorp Inc	141,774	2,215	American Vanguard Corp (a)	45,810	758
Boston Private Financial Holdings Inc	148,762	1,818	Balchem Corp	56,191	3,448
Cardinal Financial Corp	57,684	1,277	Calgon Carbon Corp	90,005	1,475
Central Pacific Financial Corp	55,819	1,303	Chemours Co/The	323,188	2,947
City Holding Co	26,694	1,311	Hawkins Inc	16,943	663
Columbia Banking System Inc	102,891	3,034	HB Fuller Co	89,069	3,983
Community Bank System Inc	78,180	3,094	Innophos Holdings Inc	34,372	1,270
CVB Financial Corp	176,272	3,028	Innospec Inc	42,777	2,069
First BanCorp/Puerto Rico (a)	206,958	807	Intrepid Potash Inc (a)	100,414	129
First Commonwealth Financial Corp	158,515	1,455	Koppers Holdings Inc (a)	36,629	921
First Financial Bancorp	109,835	2,142	Kraton Performance Polymers Inc (a)	54,585	1,240
First Financial Bankshares Inc	117,644	3,809	Quaker Chemical Corp	23,533	2,096
First Midwest Bancorp Inc/IL	139,565	2,579	Rayonier Advanced Materials Inc	76,387	783
First NBC Bank Holding Co (a)	28,215	613	Stepan Co	32,556	1,995
Glacier Bancorp Inc	135,574	3,510			$26,414
Great Western Bancorp Inc	91,512	2,885
Hanmi Financial Corp	57,301	1,325	Coal - 0.10%
			Cloud Peak Energy Inc (a)	108,996	241
Home BancShares Inc/AR	108,828	4,679
Independent Bank Corp/Rockland MA	46,854	2,204	SunCoke Energy Inc	114,060	847
LegacyTexas Financial Group Inc	78,105	1,926			$1,088
MB Financial Inc	122,422	4,255	Commercial Services - 5.21%
NBT Bancorp Inc	76,845	2,178	ABM Industries Inc	99,671	3,206
OFG Bancorp	78,166	690	Albany Molecular Research Inc (a)	48,077	724
Old National Bancorp/IN	240,033	3,216	American Public Education Inc (a)	28,600	662
Opus Bank	31,838	1,150	AMN Healthcare Services Inc (a)	85,203	3,026
Pinnacle Financial Partners Inc	62,893	3,093	Brink's Co/The	87,107	2,948
S&T Bancorp Inc	62,026	1,592	Capella Education Co	19,032	1,053
ServisFirst Bancshares Inc	38,733	1,909
See accompanying notes			391

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Commercial Services (continued)			Diversified Financial Services (continued)
Cardtronics Inc (a)	80,527	$3,174	Evercore Partners Inc - Class A	70,784	$3,655
Career Education Corp (a)	121,342	648	Financial Engines Inc	92,236	2,971
CDI Corp	25,981	186	Greenhill & Co Inc	49,397	1,088
CorVel Corp (a)	18,139	820	Interactive Brokers Group Inc - A Shares	103,750	3,942
Cross Country Healthcare Inc (a)	58,042	721	INTL. FCStone Inc (a)	27,535	752
ExamWorks Group Inc (a)	69,488	2,505	Investment Technology Group Inc	58,428	1,141
Forrester Research Inc	17,703	595	Piper Jaffray Cos (a)	25,295	1,055
Green Dot Corp (a)	80,366	1,787	PRA Group Inc (a)	82,358	2,733
Healthcare Services Group Inc	128,609	4,868	Virtus Investment Partners Inc	11,685	914
HealthEquity Inc (a)	62,636	1,575	WageWorks Inc (a)	64,044	3,449
Heidrick & Struggles International Inc	30,792	608	World Acceptance Corp (a)	15,104	655
HMS Holdings Corp (a)	149,686	2,528			$24,210
Insperity Inc	28,788	1,519
Kelly Services Inc	52,947	994	Electric - 1.54%
Korn/Ferry International	102,071	2,770	ALLETE Inc	82,256	4,622
Landauer Inc	17,074	593	Avista Corp	111,357	4,462
LendingTree Inc (a)	12,273	1,098	El Paso Electric Co	72,135	3,253
Matthews International Corp	58,827	3,097	NorthWestern Corp	85,848	4,880
Medifast Inc	16,552	522			$17,217
Monro Muffler Brake Inc	57,366	3,971	Electrical Components & Equipment - 1.45%
Monster Worldwide Inc (a)	160,205	513	Advanced Energy Industries Inc (a)	71,008	2,297
Navigant Consulting Inc (a)	84,477	1,348	Encore Wire Corp	36,863	1,410
Nutrisystem Inc	52,412	1,154	EnerSys	77,394	4,518
On Assignment Inc (a)	85,315	3,076
			General Cable Corp	87,471	1,368
Rent-A-Center Inc/TX	94,602	1,391	Littelfuse Inc	39,812	4,637
Resources Connection Inc	66,167	977	Powell Industries Inc	15,585	485
Strayer Education Inc (a)	19,648	975
			SPX Corp	74,582	1,201
TrueBlue Inc (a)	74,889	1,400	Vicor Corp (a)	29,385	282
Universal Technical Institute Inc	37,568	148			$16,198
Viad Corp	35,881	1,067
		$58,247	Electronics - 3.45%
			American Science & Engineering Inc	12,771	366
Computers - 2.59%			Badger Meter Inc	25,876	1,846
Agilysys Inc (a)	27,013	289
			Bel Fuse Inc	15,751	262
CACI International Inc (a)	43,215	4,155	Benchmark Electronics Inc (a)	88,770	1,724
Ciber Inc (a)	128,645	298	Brady Corp	83,212	2,204
Cray Inc (a)	72,500	2,746	Checkpoint Systems Inc (a)	73,935	748
Electronics For Imaging Inc (a)	83,996	3,346	Coherent Inc (a)	43,113	4,027
Engility Holdings Inc (a)	30,781	606	CTS Corp	58,044	962
ExlService Holdings Inc (a)	59,050	2,857	Electro Scientific Industries Inc (a)	49,363	348
Insight Enterprises Inc (a)	66,131	1,634
			ESCO Technologies Inc	46,014	1,771
LivePerson Inc (a)	87,820	531	FARO Technologies Inc (a)	29,560	858
Lumentum Holdings Inc (a)	84,229	2,131	II-VI Inc (a)	93,873	1,959
Mercury Systems Inc (a)	70,246	1,477	Itron Inc (a)	67,529	2,777
MTS Systems Corp	26,304	1,479	Methode Electronics Inc	65,773	1,955
Qualys Inc (a)	42,947	1,081	OSI Systems Inc (a)	32,795	1,669
Super Micro Computer Inc (a)	65,524	1,763
			Park Electrochemical Corp	36,087	589
Sykes Enterprises Inc (a)	69,375	2,022	Plexus Corp (a)	59,469	2,483
TeleTech Holdings Inc	29,320	815	Rofin-Sinar Technologies Inc (a)	50,795	1,635
Virtusa Corp (a)	48,339	1,718	Rogers Corp (a)	32,019	1,837
		$28,948	Sanmina Corp (a)	137,531	3,253
			TASER International Inc (a)	95,674	1,747
Consumer Products - 1.02%			TTM Technologies Inc (a)	115,161	751
Central Garden & Pet Co (a)	17,611	287
Central Garden & Pet Co - A Shares (a)	58,682	956	Watts Water Technologies Inc	49,981	2,792
Helen of Troy Ltd (a)	50,402	5,016			$38,563
Tumi Holdings Inc (a)	99,672	2,659
			Energy - Alternate Sources - 0.20%
WD-40 Co	23,861	2,441	FutureFuel Corp	40,501	455
		$11,359	Green Plains Inc	64,441	1,167
			REX American Resources Corp (a)	10,265	558
Cosmetics & Personal Care - 0.08%
Inter Parfums Inc	30,387	930			$2,180
			Engineering & Construction - 1.63%
			Aegion Corp (a)	63,008	1,338
Distribution & Wholesale - 0.71%
Core-Mark Holding Co Inc	41,235	3,367	Comfort Systems USA Inc	66,689	1,967
			Dycom Industries Inc (a)	58,614	4,138
Essendant Inc	66,440	2,046
ScanSource Inc (a)	46,711	1,900	EMCOR Group Inc	108,085	5,240
Veritiv Corp (a)	14,540	597	Exponent Inc	45,831	2,284
			MYR Group Inc (a)	34,633	883
		$7,910
			Orion Marine Group Inc (a)	48,611	284
Diversified Financial Services - 2.17%			TopBuild Corp (a)	67,432	2,105
Calamos Asset Management Inc	30,732	253			$18,239
Encore Capital Group Inc (a)	41,905	1,180
Enova International Inc (a)	47,850	422	Entertainment - 0.33%
			Marriott Vacations Worldwide Corp	44,720	2,801
See accompanying notes			392

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Entertainment (continued)			Healthcare - Services (continued)
Scientific Games Corp (a)	89,425	$887	Providence Service Corp/The (a)	22,463	$1,120
		$3,688	Select Medical Holdings Corp (a)	187,141	2,504
			Surgical Care Affiliates Inc (a)	48,168	2,329
Environmental Control - 0.43%			US Physical Therapy Inc	22,269	1,110
Tetra Tech Inc	104,459	3,071
					$26,741
US Ecology Inc	38,784	1,747
		$4,818	Home Builders - 0.44%
			Installed Building Products Inc (a)	29,622	787
Food - 1.90%			M/I Homes Inc (a)	43,932	883
B&G Foods Inc	110,546	4,556	Meritage Homes Corp (a)	65,930	2,244
Calavo Growers Inc	26,329	1,505	Winnebago Industries Inc	48,074	1,040
Cal-Maine Foods Inc	55,279	2,806
Darling Ingredients Inc (a)	292,534	4,239			$4,954
J&J Snack Foods Corp	26,303	2,660	Home Furnishings - 1.15%
Sanderson Farms Inc	35,398	3,247	American Woodmark Corp (a)	24,361	1,774
Seneca Foods Corp - Class A (a)	10,707	349	Daktronics Inc	68,958	600
SpartanNash Co	66,436	1,840	DTS Inc/CA (a)	31,159	680
		$21,202	Ethan Allen Interiors Inc	45,588	1,552
			iRobot Corp (a)	51,661	1,931
Forest Products & Paper - 0.77%			La-Z-Boy Inc	88,900	2,300
Clearwater Paper Corp (a)	31,088	1,857
			Select Comfort Corp (a)	86,655	2,139
Deltic Timber Corp	19,050	1,191	Universal Electronics Inc (a)	25,835	1,716
Neenah Paper Inc	29,837	1,942	VOXX International Corp (a)	35,509	159
PH Glatfelter Co	77,407	1,775			$12,851
Schweitzer-Mauduit International Inc	54,421	1,871
		$8,636	Insurance - 2.70%
			American Equity Investment Life Holding Co	145,870	2,042
Gas - 2.24%			AMERISAFE Inc	34,087	1,837
Northwest Natural Gas Co	48,886	2,519	eHealth Inc (a)	29,699	332
Piedmont Natural Gas Co Inc	144,774	8,657	Employers Holdings Inc	57,404	1,705
South Jersey Industries Inc	123,060	3,435	HCI Group Inc	15,949	478
Southwest Gas Corp	84,559	5,489	Horace Mann Educators Corp	71,975	2,238
Spire Inc	77,375	4,949	Infinity Property & Casualty Corp	19,726	1,581
		$25,049	Navigators Group Inc/The (a)	19,556	1,616
Hand & Machine Tools - 0.19%			ProAssurance Corp	94,582	4,514
Franklin Electric Co Inc	68,196	2,154	RLI Corp	67,555	4,201
			Safety Insurance Group Inc	25,009	1,416
			Selective Insurance Group Inc	102,613	3,562
Healthcare - Products - 3.97%			Stewart Information Services Corp	39,721	1,383
Abaxis Inc	37,924	1,719	United Fire Group Inc	37,718	1,690
Analogic Corp	22,127	1,748	United Insurance Holdings Corp	31,823	519
AngioDynamics Inc (a)	47,199	578
			Universal Insurance Holdings Inc	56,931	1,003
Cantel Medical Corp	63,913	4,282			$30,117
CONMED Corp	45,923	1,902
CryoLife Inc	45,404	563	Internet - 1.49%
Cynosure Inc (a)	40,954	2,004	8x8 Inc (a)	157,617	1,787
Greatbatch Inc (a)	44,971	1,565	Blucora Inc (a)	73,424	588
Haemonetics Corp (a)	90,603	2,938	Blue Nile Inc	20,741	535
ICU Medical Inc (a)	25,851	2,568	Cogent Communications Holdings Inc	73,304	2,837
Inogen Inc (a)	25,563	1,249	DHI Group Inc (a)	74,066	527
Integra LifeSciences Holdings Corp (a)	51,425	3,642	ePlus Inc (a)	10,399	836
Invacare Corp	53,887	606	FTD Cos Inc (a)	32,692	909
Luminex Corp (a)	68,420	1,375	HealthStream Inc (a)	43,428	982
Masimo Corp (a)	79,362	3,440	Liquidity Services Inc (a)	43,630	244
Meridian Bioscience Inc	74,928	1,432	NIC Inc	108,793	1,927
Merit Medical Systems Inc (a)	78,877	1,597	Perficient Inc (a)	64,084	1,338
MiMedx Group Inc (a)	174,813	1,316	QuinStreet Inc (a)	63,674	224
Natus Medical Inc (a)	59,077	1,883	Stamps.com Inc (a)	26,800	2,207
NuVasive Inc (a)	88,541	4,688	VASCO Data Security International Inc (a)	53,632	929
SurModics Inc (a)	23,157	466	XO Group Inc (a)	42,082	743
Vascular Solutions Inc (a)	30,928	1,081			$16,613
Zeltiq Aesthetics Inc (a)	57,021	1,705
			Iron & Steel - 0.17%
		$44,347	AK Steel Holding Corp (a)	410,290	1,920
Healthcare - Services - 2.39%
Adeptus Health Inc (a)	21,354	1,455
Air Methods Corp (a)	61,256	2,265	Leisure Products & Services - 0.17%
Almost Family Inc (a)	15,417	648	Arctic Cat Inc	23,209	386
Amedisys Inc (a)	50,427	2,596	Callaway Golf Co	167,079	1,561
					$1,947
Chemed Corp	30,266	3,928
Ensign Group Inc/The	84,051	1,896	Lodging - 0.55%
Healthways Inc (a)	56,009	653	Belmond Ltd (a)	155,116	1,421
Kindred Healthcare Inc	149,326	2,204	Boyd Gaming Corp (a)	143,369	2,672
LHC Group Inc (a)	23,058	930	Interval Leisure Group Inc	69,659	984
Magellan Health Inc (a)	44,040	3,103	Marcus Corp/The	33,771	654

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Lodging (continued)			Oil & Gas Services - 1.19%
Monarch Casino & Resort Inc (a)	19,062	$362	Archrock Inc	123,742	$1,219
		$6,093	Basic Energy Services Inc (a)	69,179	221
			Bristow Group Inc	62,279	1,427
Machinery - Construction & Mining - 0.15%			CARBO Ceramics Inc	35,156	522
Astec Industries Inc	33,588	1,626	Era Group Inc (a)	34,329	327
			Exterran Corp (a)	62,619	958
Machinery - Diversified - 1.27%			Flotek Industries Inc (a)	95,505	903
Albany International Corp	51,317	2,067	Geospace Technologies Corp (a)	23,749	389
Applied Industrial Technologies Inc	69,950	3,206	Gulf Island Fabrication Inc	23,860	179
Briggs & Stratton Corp	76,883	1,628	Gulfmark Offshore Inc (a)	45,990	312
Chart Industries Inc (a)	54,503	1,403	Helix Energy Solutions Group Inc (a)	178,212	1,538
DXP Enterprises Inc (a)	22,605	494	Matrix Service Co (a)	47,958	904
Lindsay Corp	19,841	1,517	Newpark Resources Inc (a)	149,923	700
SPX FLOW Inc (a)	74,181	2,222	Pioneer Energy Services Corp (a)	114,925	357
Tennant Co	31,450	1,680	SEACOR Holdings Inc (a)	28,140	1,654
		$14,217	Tesco Corp	69,974	662
			TETRA Technologies Inc (a)	143,006	1,030
Media - 0.69%					$13,302
EW Scripps Co/The (a)	94,923	1,441
Gannett Co Inc	206,841	3,485	Packaging & Containers - 0.22%
Scholastic Corp	47,744	1,737	KapStone Paper and Packaging Corp	152,832	2,429
World Wrestling Entertainment Inc	61,041	1,016
		$7,679	Pharmaceuticals - 2.00%
			Anika Therapeutics Inc (a)	25,534	1,166
Metal Fabrication & Hardware - 0.62%
			Depomed Inc (a)	108,522	1,886
CIRCOR International Inc	29,173	1,647
Haynes International Inc	22,241	835	Diplomat Pharmacy Inc (a)	63,069	1,910
			Enanta Pharmaceuticals Inc (a)	23,605	689
Mueller Industries Inc	101,848	3,214
			Impax Laboratories Inc (a)	121,605	4,056
Olympic Steel Inc	16,201	366
TimkenSteel Corp	67,744	863	Lannett Co Inc (a)	49,619	952
			Nektar Therapeutics (a)	242,223	3,798
		$6,925
			Neogen Corp (a)	66,720	3,152
Mining - 0.92%			PharMerica Corp (a)	54,377	1,286
Century Aluminum Co (a)	88,401	780	Phibro Animal Health Corp	32,946	683
Kaiser Aluminum Corp	32,064	3,041	Sagent Pharmaceuticals Inc (a)	42,714	497
Materion Corp	35,650	1,034	SciClone Pharmaceuticals Inc (a)	88,141	1,163
Stillwater Mining Co (a)	215,694	2,631	Supernus Pharmaceuticals Inc (a)	61,021	1,047
US Silica Holdings Inc	110,703	2,828			$22,285
		$10,314
			Publicly Traded Investment Fund - 0.31%
Miscellaneous Manufacturers - 2.71%			iShares Core S&P Small-Cap ETF	30,622	3,489
Actuant Corp	104,959	2,803
AZZ Inc	46,038	2,528
Barnes Group Inc	90,279	2,933	Real Estate - 0.50%
			Forestar Group Inc (a)	60,417	816
EnPro Industries Inc	39,105	2,291
Fabrinet (a)	54,434	1,740	Four Corners Property Trust Inc	95,958	1,703
Federal Signal Corp	111,238	1,523	HFF Inc	61,582	1,960
Harsco Corp	142,716	1,012	RE/MAX Holdings Inc	31,332	1,153
Hillenbrand Inc	112,260	3,403			$5,632
John Bean Technologies Corp	52,094	2,716	REITS - 7.03%
LSB Industries Inc (a)	35,967	473
			Acadia Realty Trust	125,553	4,231
Lydall Inc (a)	30,496	1,122
			Agree Realty Corp	34,192	1,326
Myers Industries Inc	39,741	536	American Assets Trust Inc	70,390	2,792
Proto Labs Inc (a)	42,020	2,514
			Capstead Mortgage Corp	170,963	1,662
Standex International Corp	22,866	1,754	CareTrust REIT Inc	100,937	1,284
Sturm Ruger & Co Inc	33,759	2,162	Cedar Realty Trust Inc	133,254	922
Tredegar Corp	44,258	706	Chesapeake Lodging Trust	107,058	2,637
		$30,216	CoreSite Realty Corp	53,942	4,042
Office Furnishings - 0.18%			Cousins Properties Inc	357,920	3,704
Interface Inc	117,397	1,998	DiamondRock Hospitality Co	357,694	3,187
			EastGroup Properties Inc	57,306	3,424
			Education Realty Trust Inc	112,650	4,480
Oil & Gas - 1.29%			Franklin Street Properties Corp	158,881	1,687
Atwood Oceanics Inc	103,868	1,003	GEO Group Inc/The	131,424	4,209
Bill Barrett Corp (a)	88,834	707	Getty Realty Corp	46,804	921
Bonanza Creek Energy Inc (a)	72,678	282	Government Properties Income Trust	126,736	2,398
Carrizo Oil & Gas Inc (a)	96,672	3,419	Kite Realty Group Trust	148,623	4,047
Contango Oil & Gas Co (a)	31,115	392	Lexington Realty Trust	377,227	3,312
Northern Oil and Gas Inc (a)	93,371	510	LTC Properties Inc	66,851	3,101
PDC Energy Inc (a)	80,887	5,079	Medical Properties Trust Inc	423,810	5,641
Rex Energy Corp (a)	86,410	87	Parkway Properties Inc/MD	145,211	2,389
Stone Energy Corp (a)	101,297	99	Pennsylvania Real Estate Investment Trust	123,416	2,831
Synergy Resources Corp (a)	236,350	1,707	PS Business Parks Inc	34,682	3,321
Unit Corp (a)	90,915	1,151	Retail Opportunity Investments Corp	177,454	3,491
		$14,436

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

REITS (continued)			Semiconductors - 3.37%
Sabra Health Care REIT Inc	116,157	$2,450	Brooks Automation Inc	121,950	$1,154
Saul Centers Inc	20,284	1,079	Cabot Microelectronics Corp	42,549	1,782
Summit Hotel Properties Inc	154,654	1,763	CEVA Inc (a)	36,426	840
Universal Health Realty Income Trust	21,847	1,193	Cirrus Logic Inc (a)	112,473	4,060
Urstadt Biddle Properties Inc	47,158	970	Cohu Inc	44,433	514
		$78,494	Diodes Inc (a)	68,634	1,278
			DSP Group Inc (a)	38,563	366
Retail - 6.73%			Exar Corp (a)	86,454	527
Asbury Automotive Group Inc (a)	44,072	2,672
			Kopin Corp (a)	111,675	185
Barnes & Noble Education Inc (a)	69,643	652
			Kulicke & Soffa Industries Inc (a)	125,378	1,344
Barnes & Noble Inc	107,805	1,267	MKS Instruments Inc	94,901	3,403
Big 5 Sporting Goods Corp	32,800	396	Monolithic Power Systems Inc	65,899	4,114
Biglari Holdings Inc (a)	1,878	702
			Nanometrics Inc (a)	43,295	773
BJ's Restaurants Inc (a)	35,214	1,570
			Power Integrations Inc	51,178	2,469
Bob Evans Farms Inc/DE	35,282	1,607	QLogic Corp (a)	147,609	1,932
Buckle Inc/The	49,663	1,437	Rambus Inc (a)	195,138	2,268
Caleres Inc	77,862	1,963	Rovi Corp (a)	147,265	2,595
Cash America International Inc	43,603	1,612	Rudolph Technologies Inc (a)	55,291	767
Cato Corp/The	46,606	1,705	Semtech Corp (a)	115,643	2,503
Children's Place Inc/The	35,578	2,772	Tessera Technologies Inc	84,258	2,420
Chuy's Holdings Inc (a)	29,364	897
			Ultratech Inc (a)	47,258	1,025
DineEquity Inc	29,712	2,555	Veeco Instruments Inc (a)	71,225	1,311
Express Inc (a)	127,950	2,326
EZCORP Inc (a)	92,523	458			$37,630
Finish Line Inc/The	79,037	1,561	Software - 3.49%
First Cash Financial Services Inc	50,325	2,301	Blackbaud Inc	83,697	5,170
Five Below Inc (a)	97,196	4,053	Bottomline Technologies de Inc (a)	67,529	1,659
Francesca's Holdings Corp (a)	74,226	1,232	Computer Programs & Systems Inc	18,888	970
Fred's Inc	62,551	918	CSG Systems International Inc	58,257	2,585
Genesco Inc (a)	39,363	2,723	Digi International Inc (a)	45,981	486
Group 1 Automotive Inc	39,636	2,610	Ebix Inc	45,797	2,204
Haverty Furniture Cos Inc	35,860	669	Epiq Systems Inc	57,729	853
Hibbett Sports Inc (a)	40,601	1,466	Interactive Intelligence Group Inc (a)	31,406	1,167
Kirkland's Inc	27,605	453	ManTech International Corp/VA	43,638	1,475
Krispy Kreme Doughnuts Inc (a)	112,113	1,952	Medidata Solutions Inc (a)	100,426	4,382
Lithia Motors Inc	41,296	3,428	MicroStrategy Inc (a)	16,691	2,993
Lumber Liquidators Holdings Inc (a)	48,267	720	Monotype Imaging Holdings Inc	71,309	1,571
MarineMax Inc (a)	43,175	821	Omnicell Inc (a)	63,848	2,034
Movado Group Inc	29,195	824	Progress Software Corp (a)	90,707	2,315
Outerwall Inc	29,603	1,223	Quality Systems Inc	79,197	1,115
Papa John's International Inc	49,755	2,816	Synchronoss Technologies Inc (a)	71,210	2,212
PetMed Express Inc	35,896	657	Take-Two Interactive Software Inc (a)	151,125	5,165
Popeyes Louisiana Kitchen Inc (a)	40,004	2,151	Tangoe Inc (a)	66,747	589
Red Robin Gourmet Burgers Inc (a)	24,286	1,575			$38,945
Regis Corp (a)	67,984	929
Ruby Tuesday Inc (a)	110,560	486	Storage & Warehousing - 0.23%
Ruth's Hospitality Group Inc	59,938	952	Mobile Mini Inc	79,459	2,563
Sonic Automotive Inc	51,512	966
Sonic Corp	87,522	3,008	Telecommunications - 2.93%
Stage Stores Inc	54,453	401	ADTRAN Inc	87,731	1,695
Stein Mart Inc	52,091	377	Anixter International Inc (a)	50,523	3,148
Tailored Brands Inc	86,206	1,502	Atlantic Tele-Network Inc	19,175	1,379
Texas Roadhouse Inc	112,399	4,577	Black Box Corp	27,409	401
Tuesday Morning Corp (a)	79,084	686	CalAmp Corp (a)	65,134	975
Vera Bradley Inc (a)	36,544	641	Cincinnati Bell Inc (a)	374,224	1,429
Vitamin Shoppe Inc (a)	45,949	1,258	Comtech Telecommunications Corp	28,781	696
Zumiez Inc (a)	35,661	598	Consolidated Communications Holdings Inc	89,930	2,126
		$75,125	General Communication Inc (a)	52,463	887
			Harmonic Inc (a)	135,447	469
Savings & Loans - 1.75%			Iridium Communications Inc (a)	144,081	1,163
Astoria Financial Corp	162,620	2,446	Ixia (a)	109,819	1,111
Banc of California Inc	79,830	1,625	LogMeIn Inc (a)	44,724	2,670
Bank Mutual Corp	75,525	610	Lumos Networks Corp (a)	40,929	522
BofI Holding Inc (a)	102,205	2,082
			NETGEAR Inc (a)	57,764	2,449
Brookline Bancorp Inc	125,437	1,427	Ruckus Wireless Inc (a)	159,873	2,197
Dime Community Bancshares Inc	54,604	989
			Spok Holdings Inc	36,806	625
Northfield Bancorp Inc	69,673	1,105	ViaSat Inc (a)	80,115	6,145
Northwest Bancshares Inc	181,348	2,543	Viavi Solutions Inc (a)	412,920	2,688
Oritani Financial Corp	67,250	1,165
Provident Financial Services Inc	105,513	2,108			$32,775
Sterling Bancorp/DE	213,919	3,495	Textiles - 0.49%
		$19,595	G&K Services Inc	35,452	2,505
			UniFirst Corp/MA	27,213	2,949
					$5,454

See accompanying notes

		Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)

Transportation - 1.87%
ArcBest Corp	43,188	$824
Atlas Air Worldwide Holdings Inc (a)	43,899	1,753
Celadon Group Inc	49,669	500
Echo Global Logistics Inc (a)	44,429	1,038
Forward Air Corp	54,425	2,481
Heartland Express Inc	105,374	1,908
Hornbeck Offshore Services Inc (a)	57,066	670
Hub Group Inc (a)	62,345	2,402
Knight Transportation Inc	109,223	2,902
Marten Transport Ltd	42,538	794
Matson Inc	77,411	3,010
Roadrunner Transportation Systems Inc (a)	53,866	637
Saia Inc (a)	44,503	1,287
Tidewater Inc	83,690	733
		$20,939

Trucking & Leasing - 0.12%
Greenbrier Cos Inc/The	46,369	1,391

Water - 0.46%
American States Water Co	65,078	2,713
California Water Service Group	85,304	2,383
		$5,096
TOTAL COMMON STOCKS		$1,108,553
INVESTMENT COMPANIES - 1.42%	Shares Held Value (000's)

Publicly Traded Investment Fund - 1.42%
BlackRock Liquidity Funds FedFund Portfolio	15,811,371	15,811

TOTAL INVESTMENT COMPANIES		$15,811
Total Investments		$1,124,364
Other Assets and Liabilities - (0.66)%		$(7,342)
TOTAL NET ASSETS - 100.00%		$1,117,022

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		22.94%
Consumer, Non-cyclical		18.78%
Industrial		17.42%
Consumer, Cyclical		13.97%
Technology		9.45%
Communications		5.13%
Utilities		4.24%
Basic Materials		4.22%
Energy		2.78%
Exchange Traded Funds		1.73%
Other Assets and Liabilities		(0.66)%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short Contracts		Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; June 2016	Long	68	$7,768	$7,668	$(100)
Total					$(100)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2016 (unaudited)

COMMON STOCKS - 93.64%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.03%			Automobile Parts & Equipment (continued)
Harte-Hanks Inc	86,115	$157	Standard Motor Products Inc	7,761	$275
Marchex Inc	25,556	109	Strattec Security Corp	2,040	108
MDC Partners Inc	6,193	125	Superior Industries International Inc	46,264	1,208
Sizmek Inc (a)	3,360	9	Supreme Industries Inc	16,313	203
		$400	Titan International Inc	28,641	190
			Tower International Inc	1,725	40
Aerospace & Defense - 1.05%			Visteon Corp	23,001	1,833
AAR Corp	61,077	1,468			$8,181
Aerojet Rocketdyne Holdings Inc (a)	4,156	75
Aerovironment Inc (a)	3,205	93	Banks - 11.94%
Arotech Corp (a)	9,039	33	1st Constitution Bancorp (a)	926	12
Cubic Corp	25,614	1,065	1st Source Corp	29,449	1,014
Curtiss-Wright Corp	44,611	3,416	Access National Corp	1,305	26
Ducommun Inc (a)	17,132	272	Allegiance Bancshares Inc (a)	861	18
Esterline Technologies Corp (a)	37,329	2,563	American National Bankshares Inc	2,115	57
Kaman Corp	12,442	524	American River Bankshares (a)	5,499	56
KLX Inc (a)	6,690	226	Ameris Bancorp	4,042	127
Kratos Defense & Security Solutions Inc (a)	67,673	359	AmeriServ Financial Inc	22,099	68
LMI Aerospace Inc (a)	971	9	Ames National Corp	1,738	45
Moog Inc (a)	16,901	826	Arrow Financial Corp	6,611	186
National Presto Industries Inc	837	73	ASB Bancorp Inc (a)	600	15
SIFCO Industries Inc (a)	610	6	Associated Banc-Corp	119,165	2,174
Teledyne Technologies Inc (a)	14,133	1,314	BancFirst Corp	1,286	80
Triumph Group Inc	25,275	914	Bancorp Inc/The (a)	7,198	41
		$13,236	BancorpSouth Inc	68,038	1,599
			Bank of Commerce Holdings	1,302	8
Agriculture - 0.20%			Bank of Florida Corp (a),(b),(c)	6,269	—
Alico Inc	816	24	Bank of Marin Bancorp	1,107	54
Alliance One International Inc (a)	6,752	172
			Banner Corp	2,633	113
Andersons Inc/The	17,292	579	Bar Harbor Bankshares	1,590	56
Tejon Ranch Co (a)	2,306	52
			BB&T Corp	18,257	646
Universal Corp/VA	28,101	1,533	BBCN Bancorp Inc	28,936	452
Vector Group Ltd	5,311	115	BCB Bancorp Inc	1,563	16
		$2,475	Blue Hills Bancorp Inc	4,940	72
Airlines - 0.23%			BNC Bancorp	7,826	175
Copa Holdings SA	19,005	1,211	Boston Private Financial Holdings Inc	77,916	953
SkyWest Inc	69,742	1,639	Bridge Bancorp Inc	2,579	79
Virgin America Inc (a)	227	13	Bryn Mawr Bank Corp	7,972	227
			C1 Financial Inc (a)	1,100	27
		$2,863
			Camden National Corp	1,372	60
Apparel - 0.20%			Capital Bank Financial Corp	138,351	4,182
Cherokee Inc (a)	433	7	Capital City Bank Group Inc	13,981	207
Columbia Sportswear Co	1,078	63	Cardinal Financial Corp	14,350	317
Crocs Inc (a)	2,363	20	Carolina Bank Holdings Inc (a)	378	6
Deckers Outdoor Corp (a)	2,649	153	Cascade Bancorp (a)	14,452	87
Delta Apparel Inc (a)	6,921	140	Cass Information Systems Inc	595	29
Iconix Brand Group Inc (a)	55,632	472	Cathay General Bancorp	35,925	1,097
Lakeland Industries Inc (a)	6,346	55	CenterState Banks Inc	17,401	284
Perry Ellis International Inc (a)	22,184	423	Central Pacific Financial Corp	20,143	470
Rocky Brands Inc	8,535	103	Century Bancorp Inc/MA	800	34
Superior Uniform Group Inc	8,321	158	Chemical Financial Corp	21,138	813
Unifi Inc (a)	26,399	680	Citizens & Northern Corp	7,932	160
Weyco Group Inc	1,559	43	Citizens First Corp	300	4
Wolverine World Wide Inc	7,762	147	City Holding Co	3,563	175
		$2,464	CNB Financial Corp/PA	4,616	82
			Codorus Valley Bancorp Inc	588	12
Automobile Manufacturers - 0.01%			Colony Bankcorp Inc (a)	706	7
Navistar International Corp (a)	6,013	91
Wabash National Corp (a)	1,785	25	Columbia Banking System Inc	11,344	335
			Community Bank System Inc	39,218	1,552
		$116	Community Trust Bancorp Inc	2,715	97
Automobile Parts & Equipment - 0.65%			Community West Bancshares	1,308	9
Accuride Corp (a)	3,345	5	CommunityOne Bancorp (a)	2,299	30
Cooper Tire & Rubber Co	34,894	1,205	ConnectOne Bancorp Inc	14,485	249
Cooper-Standard Holding Inc (a)	4,760	367	CU Bancorp (a)	4,901	113
Dana Holding Corp	29,133	377	Customers Bancorp Inc (a)	5,081	132
Douglas Dynamics Inc	12,523	287	CVB Financial Corp	13,465	231
Federal-Mogul Holdings Corp (a)	72,316	668	Eagle Bancorp Inc (a)	1,739	88
Horizon Global Corp (a)	2,926	36	Eastern Virginia Bankshares Inc	851	6
Meritor Inc (a)	10,995	93	Enterprise Bancorp Inc/MA	1,428	34
Metaldyne Performance Group Inc	1,274	20	Enterprise Bancorp Inc/MA - Rights (a),(b),(c)	1,428	—
Miller Industries Inc/TN	18,989	404	Enterprise Financial Services Corp	6,848	188
Modine Manufacturing Co (a)	53,498	578	Equity Bancshares Inc (a)	624	13
Motorcar Parts of America Inc (a)	178	6	Evans Bancorp Inc	387	9
Spartan Motors Inc	57,096	278	Farmers Capital Bank Corp	5,944	167
See accompanying notes			397

Schedule of Investments
SmallCap Value Fund II
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Banks (continued)			Banks (continued)
FCB Financial Holdings Inc (a)	7,206	$252	Park National Corp	1,636	$150
Fidelity Southern Corp	10,424	169	Park Sterling Corp	45,848	335
Financial Institutions Inc	16,068	449	Patriot National Bancorp Inc (a)	212	3
First Bancorp Inc/ME	2,013	40	Peapack Gladstone Financial Corp	2,893	55
First BanCorp/Puerto Rico (a)	70,912	277	Penns Woods Bancorp Inc	911	38
First Bancorp/Southern Pines NC	17,213	352	Peoples Bancorp Inc/OH	15,091	324
First Bancshares Inc/The	1,620	27	Peoples Bancorp of North Carolina Inc	1,797	35
First Busey Corp	19,647	402	Peoples Financial Services Corp	1,311	52
First Business Financial Services Inc	6,494	164	People's Utah Bancorp	1,111	18
First Citizens BancShares Inc/NC	1,319	337	Pinnacle Financial Partners Inc	25,358	1,246
First Commonwealth Financial Corp	140,804	1,293	Popular Inc	18,499	550
First Community Bancshares Inc/VA	21,476	447	Preferred Bank/Los Angeles CA	4,754	150
First Connecticut Bancorp Inc/Farmington CT	8,920	153	Premier Financial Bancorp Inc	8,519	136
First Financial Bancorp	411,973	8,034	PrivateBancorp Inc	29,272	1,218
First Financial Bankshares Inc	3,348	108	Prosperity Bancshares Inc	262,360	13,844
First Financial Corp/IN	6,696	237	QCR Holdings Inc	3,077	79
First Interstate BancSystem Inc	8,707	236	Renasant Corp	26,769	920
First Merchants Corp	381,034	9,773	Republic Bancorp Inc/KY	10,095	276
First Midwest Bancorp Inc/IL	150,021	2,772	Republic First Bancorp Inc (a)	2,088	10
First NBC Bank Holding Co (a)	2,729	59	S&T Bancorp Inc	31,464	807
First of Long Island Corp/The	2,190	67	Sandy Spring Bancorp Inc	33,596	961
First United Corp (a)	1,489	17	SB Financial Group Inc	2,685	29
FirstMerit Corp	396,946	8,796	Seacoast Banking Corp of Florida (a)	4,200	68
FNB Corp/PA	144,173	1,906	Select Bancorp Inc (a)	2,142	18
Franklin Financial Network Inc (a)	914	28	ServisFirst Bancshares Inc	2,790	137
Fulton Financial Corp	216,594	3,030	Sierra Bancorp	22,784	401
German American Bancorp Inc	5,485	176	Simmons First National Corp	3,758	176
Glacier Bancorp Inc	21,014	544	South State Corp	4,536	317
Great Southern Bancorp Inc	2,097	80	Southcoast Financial Corp (a)	598	8
Great Western Bancorp Inc	8,568	270	Southern First Bancshares Inc (a)	357	9
Green Bancorp Inc (a)	2,370	19	Southern National Bancorp of Virginia Inc	1,953	24
Guaranty Bancorp	5,869	96	Southside Bancshares Inc	3,202	94
Guaranty Federal Bancshares Inc	541	9	Southwest Bancorp Inc	22,088	355
Hancock Holding Co	59,671	1,550	State Bank Financial Corp	4,464	93
Hanmi Financial Corp	4,606	106	Stock Yards Bancorp Inc	2,542	103
Hawthorn Bancshares Inc	1,683	25	Stonegate Bank	7,312	230
Heartland Financial USA Inc	4,359	146	Suffolk Bancorp	2,075	50
Heritage Commerce Corp	12,389	129	Summit State Bank	804	11
Heritage Financial Corp/WA	10,317	191	Sun Bancorp Inc/NJ (a)	3,823	82
Hilltop Holdings Inc (a)	36,508	725	Sussex Bancorp	1,215	16
Home BancShares Inc/AR	10,468	450	Synovus Financial Corp	7,577	236
Horizon Bancorp/IN	2,696	66	Talmer Bancorp Inc	6,399	124
IBERIABANK Corp	39,871	2,352	TCF Financial Corp	54,594	745
Independent Bank Corp/MI	21,073	319	Texas Capital Bancshares Inc (a)	13,950	639
Independent Bank Corp/Rockland MA	3,299	155	TierOne Corp (a),(b),(c)	2,447	—
Independent Bank Group Inc	1,752	64	Tompkins Financial Corp	2,935	192
International Bancshares Corp	76,652	2,007	Towne Bank/Portsmouth VA	32,015	673
Kearny Financial Corp/MD	27,113	342	TriCo Bancshares	4,756	128
Lakeland Bancorp Inc	20,861	231	TriState Capital Holdings Inc (a)	12,410	166
Lakeland Financial Corp	99,703	4,715	Triumph Bancorp Inc (a)	2,680	43
LegacyTexas Financial Group Inc	8,394	207	TrustCo Bank Corp NY	16,641	107
Macatawa Bank Corp	7,247	49	Trustmark Corp	72,987	1,789
MainSource Financial Group Inc	39,805	870	UMB Financial Corp	4,983	278
MB Financial Inc	65,743	2,285	Umpqua Holdings Corp	126,202	1,998
MBT Financial Corp	15,903	140	Union Bankshares Corp	423,826	11,193
Mercantile Bank Corp	11,736	283	United Bancshares Inc/OH	900	16
Merchants Bancshares Inc/VT	931	28	United Bankshares Inc/WV	8,782	340
Mid Penn Bancorp Inc	119	2	United Community Banks Inc/GA	19,682	396
MidSouth Bancorp Inc	743	7	United Security Bancshares/Fresno CA (a)	1,790	10
MidWestOne Financial Group Inc	2,415	68	Unity Bancorp Inc	165	2
National Bank Holdings Corp	16,568	331	Univest Corp of Pennsylvania	20,683	408
National Bankshares Inc	1,223	44	Valley National Bancorp	35,571	336
National Commerce Corp (a)	1,194	29	Walker & Dunlop Inc (a)	2,568	57
NBT Bancorp Inc	20,779	590	Washington Trust Bancorp Inc	11,596	425
Northeast Bancorp	1,364	15	Webster Financial Corp	472,250	17,303
Northrim BanCorp Inc	2,252	58	WesBanco Inc	34,479	1,108
OFG Bancorp	64,914	573	West Bancorporation Inc	2,823	53
Old Line Bancshares Inc	1,383	26	Westamerica Bancorporation	3,225	157
Old National Bancorp/IN	98,341	1,317	Western Alliance Bancorp (a)	40,802	1,492
Old Second Bancorp Inc	16,453	118	Wilshire Bancorp Inc	67,267	725
Opus Bank	1,851	67	Wintrust Financial Corp	81,023	4,215
Pacific Continental Corp	6,205	103	Yadkin Financial Corp	9,522	238
PacWest Bancorp	8,299	332			$150,429

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Beverages - 0.03%			Chemicals (continued)
Coca-Cola Bottling Co Consolidated	1,380	$220	OMNOVA Solutions Inc (a)	3,682	$26
Craft Brew Alliance Inc (a)	7,888	67	Quaker Chemical Corp	479	43
MGP Ingredients Inc	5,023	133	Rayonier Advanced Materials Inc	6,918	71
National Beverage Corp (a)	159	7	Sensient Technologies Corp	12,369	832
		$427	Stepan Co	8,456	518
			Tronox Ltd	60,128	437
Biotechnology - 0.11%			Univar Inc (a)	2,600	45
Acorda Therapeutics Inc (a)	6,429	166
Agenus Inc (a)	2,596	9	Valhi Inc	4,141	8
Arrowhead Pharmaceuticals Inc (a)	3,770	22			$11,742
BioCryst Pharmaceuticals Inc (a)	2,440	8	Coal - 0.07%
Celldex Therapeutics Inc (a)	1,563	6	Cloud Peak Energy Inc (a)	67,681	150
Cytokinetics Inc (a)	2,262	18	CONSOL Energy Inc	4,746	71
CytomX Therapeutics Inc (a)	141	2	Hallador Energy Co	3,907	18
Emergent BioSolutions Inc (a)	2,992	115	SunCoke Energy Inc	78,346	582
Endocyte Inc (a)	6,009	24	Westmoreland Coal Co (a)	3,311	24
Enzo Biochem Inc (a)	11,470	57			$845
Geron Corp (a)	1,499	4
Harvard Bioscience Inc (a)	14,081	42	Commercial Services - 6.79%
Idera Pharmaceuticals Inc (a)	1,268	2	Aaron's Inc	74,698	1,958
Immunomedics Inc (a)	1,313	5	ABM Industries Inc	16,002	515
			Alarm.com Holdings Inc (a)	498	11
Innoviva Inc	1,521	19	Albany Molecular Research Inc (a)	265,600	3,997
Inovio Pharmaceuticals Inc (a)	1,325	14
			American Public Education Inc (a)	19,609	454
Lexicon Pharmaceuticals Inc (a)	4,002	55
			Apollo Education Group Inc (a)	11,866	93
Loxo Oncology Inc (a)	1,420	33
			ARC Document Solutions Inc (a)	24,226	100
Medicines Co/The (a)	7,778	277
			Ascent Capital Group Inc (a)	8,064	121
Merrimack Pharmaceuticals Inc (a)	1,062	8
			Avalon Holdings Corp (a)	3,917	7
PDL BioPharma Inc	26,244	99
Peregrine Pharmaceuticals Inc (a)	2,415	1	Booz Allen Hamilton Holding Corp	593,225	16,355
			Bridgepoint Education Inc (a)	6,792	65
REGENXBIO Inc (a)	134	1
			Cambium Learning Group Inc (a)	16,138	74
Rigel Pharmaceuticals Inc (a)	3,392	10
			Cardtronics Inc (a)	4,150	164
RTI Surgical Inc (a)	33,716	134
			Care.com Inc (a)	3,284	24
Spectrum Pharmaceuticals Inc (a)	7,874	56
			(a)
Stemline Therapeutics Inc (a)	2,248	12	Career Education Corp	11,565	62
Theravance Biopharma Inc (a)	4,639	96	Carriage Services Inc	27,239	665
			Cartesian Inc (a)	650	1
Tokai Pharmaceuticals Inc (a)	972	7
			CBIZ Inc (a)	61,387	626
Verastem Inc (a)	4,812	8
Versartis Inc (a)	3,036	28	CDI Corp	19,073	136
			Civeo Corp (a)	21,403	33
XOMA Corp (a)	2,672	2
			CPI Card Group Inc	1,308	10
		$1,340	CRA International Inc (a)	11,929	259
Building Materials - 1.22%			Cross Country Healthcare Inc (a)	23,379	291
Boise Cascade Co (a)	18,516	387	Deluxe Corp	21,758	1,366
Continental Building Products Inc (a)	113,825	2,232	DeVry Education Group Inc	45,681	793
Continental Materials Corp (a)	657	9	Edgewater Technology Inc (a)	10,657	91
Gibraltar Industries Inc (a)	42,448	1,123	Electro Rent Corp	23,641	237
Griffon Corp	107,688	1,703	Ennis Inc	58,792	1,148
Lennox International Inc	40,625	5,482	Everi Holdings Inc (a)	34,992	58
Louisiana-Pacific Corp (a)	9,213	156	Franklin Covey Co (a)	5,885	97
LSI Industries Inc	25,663	324	FRP Holdings Inc (a)	1,864	68
Quanex Building Products Corp	24,305	458	FTI Consulting Inc (a)	52,306	2,108
Simpson Manufacturing Co Inc	41,390	1,557	Great Lakes Dredge & Dock Corp (a)	69,014	316
Universal Forest Products Inc	25,557	1,959	Green Dot Corp (a)	9,940	221
		$15,390	Hackett Group Inc/The	8,830	131
			HealthEquity Inc (a)	8,470	213
Chemicals - 0.93%			Heidrick & Struggles International Inc	9,432	186
A Schulman Inc	25,387	708	Hudson Global Inc	611	2
Aceto Corp	6,913	156	Huron Consulting Group Inc (a)	3,186	178
American Vanguard Corp (a)	36,978	612
			ICF International Inc (a)	227,582	8,960
Axiall Corp	42,121	992	Intersections Inc (a)	1,760	4
Cabot Corp	9,740	475	James River Group Holdings Ltd	1,979	61
Calgon Carbon Corp	6,348	104	K12 Inc (a)	25,870	318
Chemtura Corp (a)	11,467	319
Ferro Corp (a)	10,005	128	KAR Auction Services Inc	380,275	14,298
			Kelly Services Inc	40,362	758
Hawkins Inc	1,479	58	Korn/Ferry International	69,808	1,895
Innophos Holdings Inc	11,969	443	Landauer Inc	3,690	128
Innospec Inc	17,125	828	Matthews International Corp	12,606	664
Intrepid Potash Inc (a)	13,360	17
Kraton Performance Polymers Inc (a)	33,417	759	McGrath RentCorp	20,645	503
			MoneyGram International Inc (a)	4,916	30
Kronos Worldwide Inc	25,715	172	Monster Worldwide Inc (a)	76,928	246
Landec Corp (a)	38,135	429
			National Research Corp	379	5
Minerals Technologies Inc	15,536	930	Navigant Consulting Inc (a)	79,920	1,275
Oil-Dri Corp of America	913	30	Neff Corp (a)	1,894	16
Olin Corp	119,431	2,602	Pendrell Corp (a)	32,220	17

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Commercial Services (continued)			Distribution & Wholesale (continued)
Perceptron Inc (a)	7,593	$35	Core-Mark Holding Co Inc	11,509	$940
PFSweb Inc (a)	442	6	Essendant Inc	46,250	1,424
Quad/Graphics Inc	18,465	232	H&E Equipment Services Inc	3,400	69
Quanta Services Inc (a)	31,687	752	ScanSource Inc (a)	36,760	1,495
RCM Technologies Inc	13,071	69	Systemax Inc (a)	2,155	20
Rent-A-Center Inc/TX	78,512	1,154	Titan Machinery Inc (a)	3,040	40
Resources Connection Inc	22,452	331	Veritiv Corp (a)	2,967	121
RPX Corp (a)	36,910	409	WESCO International Inc (a)	137,860	8,105
ServiceMaster Global Holdings Inc (a)	122,025	4,676			$12,922
ServiceSource International Inc (a)	4,738	19
SP Plus Corp (a)	475	11	Diversified Financial Services - 1.02%
			AeroCentury Corp (a)	423	4
Strayer Education Inc (a)	2,803	139
Team Inc (a)	165,690	4,760	Air Lease Corp	40,487	1,234
TransUnion (a)	313,125	9,378	Aircastle Ltd	46,572	1,010
			Associated Capital Group Inc (a)	2,760	84
Travelport Worldwide Ltd	3,801	53	Asta Funding Inc (a)	11,856	119
TriNet Group Inc (a)	1,070	18
			Atlanticus Holdings Corp (a)	16,062	48
Universal Security Instruments Inc (a)	1,000	4
Vectrus Inc (a)	3,259	70	Calamos Asset Management Inc	32,314	267
Versar Inc (a)	3,300	8	California First National Bancorp	2,983	44
			Cowen Group Inc (a)	120,477	420
Viad Corp	29,419	875	Credit Acceptance Corp (a)	1,280	251
Volt Information Sciences Inc (a)	16,627	125
			Encore Capital Group Inc (a)	4,429	125
Weight Watchers International Inc (a)	794	10
			Enova International Inc (a)	2,093	19
		$85,546
			Federal Agricultural Mortgage Corp	11,199	455
Computers - 2.74%			FNFV Group (a)	30,074	324
Agilysys Inc (a)	31,481	337	GAIN Capital Holdings Inc	6,037	42
Astro-Med Inc	9,156	131	GAMCO Investors Inc	2,760	109
CACI International Inc (a)	166,227	15,982	Hannon Armstrong Sustainable Infrastructure	4,766	92
Ciber Inc (a)	157,139	365	Capital Inc
Convergys Corp	157,056	4,161	Houlihan Lokey Inc	1,563	39
Datalink Corp (a)	25,705	207	Impac Mortgage Holdings Inc (a)	187	3
Digimarc Corp (a)	163	5	INTL. FCStone Inc (a)	4,392	119
Engility Holdings Inc (a)	297,237	5,847	Investment Technology Group Inc	5,328	104
ExlService Holdings Inc (a)	1,115	54	Janus Capital Group Inc	207,074	3,024
Hutchinson Technology Inc (a)	8,712	32	KCG Holdings Inc (a)	39,177	537
Imation Corp (a)	49,178	77	Ladder Capital Corp	7,188	86
Insight Enterprises Inc (a)	65,334	1,614	Marlin Business Services Corp	11,901	176
Key Tronic Corp (a)	16,991	121	Moelis & Co	4,370	123
KEYW Holding Corp/The (a)	5,365	37	Nationstar Mortgage Holdings Inc (a)	6,222	72
Lexmark International Inc	35,994	1,389	Nelnet Inc	25,488	1,068
Mentor Graphics Corp	21,803	435	NewStar Financial Inc (a)	56,566	544
Mercury Systems Inc (a)	34,223	719	Oppenheimer Holdings Inc	15,061	230
NCI Inc	319	5	PennyMac Financial Services Inc (a)	7,490	96
NetScout Systems Inc (a)	22,656	504	PHH Corp (a)	44,277	568
PAR Technology Corp (a)	9,256	59	Piper Jaffray Cos (a)	17,101	713
Qualstar Corp (a)	4,617	2	Regional Management Corp (a)	8,780	145
Qumu Corp (a)	7,455	37	Stifel Financial Corp (a)	8,561	282
Radisys Corp (a)	5,005	22	Virtus Investment Partners Inc	2,095	164
Silver Spring Networks Inc (a)	2,232	32	Walter Investment Management Corp (a)	6,044	44
StarTek Inc (a)	11,737	48	World Acceptance Corp (a)	605	26
Stratasys Ltd (a)	6,379	156			$12,810
Sykes Enterprises Inc (a)	64,028	1,867
TeleTech Holdings Inc	1,269	35	Electric - 2.65%
Unisys Corp (a)	2,799	22	Abengoa Yield PLC	6,201	112
Vocera Communications Inc (a)	21,309	250	ALLETE Inc	23,014	1,293
			Ameresco Inc (a)	7,631	34
		$34,552
			Atlantic Power Corp	24,862	66
Consumer Products - 0.32%			Avista Corp	24,618	986
ACCO Brands Corp (a)	122,972	1,173	Black Hills Corp	17,889	1,084
Acme United Corp	1,796	30	Dynegy Inc (a)	41,869	738
Central Garden & Pet Co (a)	15,169	247	El Paso Electric Co	177,808	8,019
Central Garden & Pet Co - A Shares (a)	45,860	748	Empire District Electric Co/The	15,271	514
CSS Industries Inc	12,188	341	EnerNOC Inc (a)	4,107	28
Helen of Troy Ltd (a)	15,499	1,542	Genie Energy Ltd	7,569	56
		$4,081	IDACORP Inc	20,380	1,482
			MGE Energy Inc	17,003	848
Cosmetics & Personal Care - 0.02%			NorthWestern Corp	232,303	13,204
CCA Industries Inc (a)	500	2
			NRG Yield Inc - A Shares	5,602	85
Inter Parfums Inc	1,730	53	NRG Yield Inc - C Shares	7,807	126
Revlon Inc (a)	7,039	256
			Ormat Technologies Inc	35,025	1,521
		$311	Otter Tail Corp	9,304	269
Distribution & Wholesale - 1.03%			PNM Resources Inc	34,362	1,088
ADDvantage Technologies Group Inc (a)	3,841	7	Portland General Electric Co	24,031	955
Beacon Roofing Supply Inc (a)	16,400	701	Spark Energy Inc	154	4

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Electric (continued)			Engineering & Construction - 0.69%
Talen Energy Corp (a)	19,970	$233	Aegion Corp (a)	44,955	$954
Unitil Corp	15,605	617	Argan Inc	5,793	198
		$33,362	Comfort Systems USA Inc	1,736	51
			EMCOR Group Inc	40,816	1,979
Electrical Components & Equipment - 0.45%			ENGlobal Corp (a)	18,947	26
Advanced Energy Industries Inc (a)	9,394	304
			Exponent Inc	174	9
Encore Wire Corp	16,841	644	Granite Construction Inc	26,478	1,180
EnerSys	4,102	239	Hill International Inc (a)	31,149	132
General Cable Corp	26,847	420	Layne Christensen Co (a)	6,939	62
Graham Corp	12,092	224	MasTec Inc (a)	73,470	1,665
Insteel Industries Inc	901	27	Mistras Group Inc (a)	1,377	34
Littelfuse Inc	30,243	3,523	MYR Group Inc (a)	16,653	424
Powell Industries Inc	2,550	79	Orion Marine Group Inc (a)	32,269	188
PowerSecure International Inc (a)	4,155	77
			Primoris Services Corp	1,521	36
SPX Corp	1,695	27	Sterling Construction Co Inc (a)	3,250	17
Ultralife Corp (a)	14,398	68
			TopBuild Corp (a)	15,676	489
		$5,632	Tutor Perini Corp (a)	65,317	1,034
Electronics - 1.99%			VSE Corp	4,210	262
American Science & Engineering Inc	6,458	185			$8,740
Applied Optoelectronics Inc (a)	801	9
			Entertainment - 0.65%
AVX Corp	114,507	1,514	AMC Entertainment Holdings Inc	16,399	462
Ballantyne Strong Inc (a)	8,901	40
			Caesars Acquisition Co (a)	8,035	61
Bel Fuse Inc	11,523	192	Carmike Cinemas Inc (a)	4,334	130
Benchmark Electronics Inc (a)	121,846	2,366
			Dover Motorsports Inc	3,447	8
Brady Corp	15,074	400	DreamWorks Animation SKG Inc (a)	9,616	384
Checkpoint Systems Inc (a)	54,254	549
			Eldorado Resorts Inc (a)	11,711	153
Coherent Inc (a)	7,230	676
			Eros International PLC (a)	4,714	63
Control4 Corp (a)	3,682	27
			International Game Technology PLC	5,173	90
CTS Corp	63,936	1,059	International Speedway Corp	49,993	1,674
CyberOptics Corp (a)	7,092	124
			Isle of Capri Casinos Inc (a)	652	10
Electro Scientific Industries Inc (a)	17,319	122
			Marriott Vacations Worldwide Corp	51,960	3,255
ESCO Technologies Inc	25,281	973	National CineMedia Inc	45,636	648
(a)
FARO Technologies Inc	3,366	98	Penn National Gaming Inc (a)	15,252	247
Frequency Electronics Inc (a)	11,821	120
GSI Group Inc (a)	9,350	136	RCI Hospitality Holdings Inc	10,679	109
			Reading International Inc (a)	2,471	32
II-VI Inc (a)	42,643	890
IntriCon Corp (a)	448	3	Speedway Motorsports Inc	50,307	881
Itron Inc (a)	4,888	201			$8,207
Kemet Corp (a)	28,632	66	Environmental Control - 0.27%
Kimball Electronics Inc (a)	38,893	426	Casella Waste Systems Inc (a)	5,966	43
Knowles Corp (a)	15,108	202	CECO Environmental Corp	13,595	89
LGL Group Inc/The (a)	410	1	Covanta Holding Corp	106,818	1,737
Multi-Fineline Electronix Inc (a)	23,030	529	Fuel Tech Inc (a)	1,539	3
Newport Corp (a)	16,129	371	Heritage-Crystal Clean Inc (a)	1,814	19
NVE Corp	1,650	94	MSA Safety Inc	1,300	62
OSI Systems Inc (a)	1,963	100	Tetra Tech Inc	43,187	1,269
Park Electrochemical Corp	4,153	68	TRC Cos Inc (a)	17,104	147
Plexus Corp (a)	40,794	1,704			$3,369
Rofin-Sinar Technologies Inc (a)	30,487	981
Rogers Corp (a)	14,941	857	Food - 1.52%
Sanmina Corp (a)	125,849	2,977	AMCON Distributing Co	191	17
			Amplify Snack Brands Inc (a)	1,184	18
Sparton Corp (a)	6,186	132
Stoneridge Inc (a)	6,135	88	B&G Foods Inc	423	17
			Darling Ingredients Inc (a)	127,027	1,840
Sypris Solutions Inc (a)	37,183	42
Tech Data Corp (a)	41,150	2,827	Dean Foods Co	32,876	567
TTM Technologies Inc (a)	107,412	700	Fresh Del Monte Produce Inc	96,553	4,177
Vishay Intertechnology Inc	205,578	2,500	Ingles Markets Inc	17,777	641
Vishay Precision Group Inc (a)	18,529	277	John B Sanfilippo & Son Inc	17,020	942
Watts Water Technologies Inc	3,578	200	Lancaster Colony Corp	9,803	1,142
			Post Holdings Inc (a)	30,659	2,203
Woodward Inc	2,404	130
ZAGG Inc (a)	15,863	127	Sanderson Farms Inc	7,205	661
			Seaboard Corp (a)	32	96
		$25,083	Seneca Foods Corp - Class A (a)	19,676	641
Energy - Alternate Sources - 0.13%			Seneca Foods Corp - Class B (a)	39	1
Clean Energy Fuels Corp (a)	12,534	36	Smart & Final Stores Inc (a)	4,792	77
FutureFuel Corp	23,694	267	Snyder's-Lance Inc	47,823	1,529
Green Plains Inc	52,937	959	SpartanNash Co	49,803	1,380
Pacific Ethanol Inc (a)	5,733	27	SUPERVALU Inc (a)	55,650	280
Pattern Energy Group Inc	6,987	147	Tootsie Roll Industries Inc	1,523	54
Renewable Energy Group Inc (a)	10,737	104	TreeHouse Foods Inc (a)	18,126	1,602
REX American Resources Corp (a)	1,398	75	United Natural Foods Inc (a)	23,354	833
Vivint Solar Inc (a)	1,580	5	Village Super Market Inc	1,805	44
		$1,620

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Food (continued)			Healthcare - Products (continued)
Weis Markets Inc	9,100	$414	SeaSpine Holdings Corp (a)	1,691	$25
		$19,176	SurModics Inc (a)	1,830	37
			Symmetry Surgical Inc (a)	9,605	100
Forest Products & Paper - 0.51%			VWR Corp (a)	684,275	18,229
Clearwater Paper Corp (a)	6,260	374
			Wright Medical Group NV (a)	18,976	356
Domtar Corp	51,619	1,994			$33,091
Mercer International Inc	51,746	435
Neenah Paper Inc	12,298	800	Healthcare - Services - 3.61%
Orchids Paper Products Co	1,132	35	Addus HomeCare Corp (a)	9,260	171
PH Glatfelter Co	61,358	1,407	Alliance HealthCare Services Inc (a)	1,124	8
Resolute Forest Products Inc (a)	70,441	409	Almost Family Inc (a)	7,200	302
Schweitzer-Mauduit International Inc	29,159	1,003	Amedisys Inc (a)	5,467	282
		$6,457	American Shared Hospital Services (a)	2,738	6
			Amsurg Corp (a)	186,586	15,110
Gas - 2.21%			Centene Corp (a)	3,987	247
Chesapeake Utilities Corp	3,987	237	Civitas Solutions Inc (a)	243,750	4,885
New Jersey Resources Corp	34,232	1,222	Ensign Group Inc/The	3,206	72
Northwest Natural Gas Co	13,625	702	Five Star Quality Care Inc (a)	60,427	147
ONE Gas Inc	20,647	1,208	HealthSouth Corp	16,500	684
Piedmont Natural Gas Co Inc	14,218	850	Healthways Inc (a)	59,322	691
South Jersey Industries Inc	13,120	366	Interpace Diagnostics Group Inc (a)	13,313	7
Southwest Gas Corp	16,580	1,076	Kindred Healthcare Inc	76,292	1,126
Spire Inc	114,936	7,351	LHC Group Inc (a)	21,963	886
Vectren Corp	270,100	13,195	LifePoint Health Inc (a)	37,245	2,516
WGL Holdings Inc	24,813	1,684	Magellan Health Inc (a)	48,512	3,418
		$27,891	Medcath Corp (a),(b),(c)	31,637	—
			Natera Inc (a)	178	2
Hand & Machine Tools - 1.15%
Franklin Electric Co Inc	253,559	8,010	National HealthCare Corp	2,287	148
			Select Medical Holdings Corp (a)	34,935	467
Hardinge Inc	13,003	169
			SunLink Health Systems Inc (a)	4,000	3
Lincoln Electric Holdings Inc	68,700	4,305
LS Starrett Co/The	5,475	59	Surgery Partners Inc (a)	381,410	6,213
Milacron Holdings Corp (a)	1,252	21	Surgical Care Affiliates Inc (a)	131,118	6,340
			Triple-S Management Corp (a)	42,520	1,107
P&F Industries Inc	1,773	17
Regal Beloit Corp	30,140	1,942	Universal American Corp	87,238	649
		$14,523			$45,487

Healthcare - Products - 2.63%			Holding Companies - Diversified - 0.02%
Alere Inc (a)	32,133	1,253	HRG Group Inc (a)	5,457	79
Allied Healthcare Products Inc (a)	1,532	1	Resource America Inc	21,681	137
Analogic Corp	2,212	175			$216
AngioDynamics Inc (a)	48,297	591
AtriCure Inc (a)	1,139	18	Home Builders - 1.38%
			AMREP Corp (a)	1,173	5
BioTelemetry Inc (a)	2,988	47
			AV Homes Inc (a)	5,102	58
Cardiovascular Systems Inc (a)	5,910	83
			Beazer Homes USA Inc (a)	5,261	43
Cerus Corp (a)	3,077	19
			CalAtlantic Group Inc	291,932	9,449
CONMED Corp	30,811	1,276	Cavco Industries Inc (a)	647	57
CryoLife Inc	4,618	57	Century Communities Inc (a)	6,782	117
Cutera Inc (a)	13,363	156
			Green Brick Partners Inc (a)	13,914	103
Cynosure Inc (a)	974	48
			Hovnanian Enterprises Inc (a)	19,481	33
Digirad Corp	15,358	90	KB Home	14,828	201
Entellus Medical Inc (a)	331	5
			LGI Homes Inc (a)	1,884	53
Exactech Inc (a)	4,308	98
			M/I Homes Inc (a)	50,351	1,012
Glaukos Corp (a)	1,193	23
Greatbatch Inc (a)	20,547	715	MDC Holdings Inc	69,752	1,716
			Meritage Homes Corp (a)	47,659	1,622
Haemonetics Corp (a)	7,811	253
			Orleans Homebuilders Inc (a),(b),(c)	7,702	—
Halyard Health Inc (a)	5,868	165
			Taylor Morrison Home Corp (a)	5,393	78
Hanger Inc (a)	13,495	93
			TRI Pointe Group Inc (a)	182,857	2,121
ICU Medical Inc (a)	1,669	166
			WCI Communities Inc (a)	17,740	284
Integra LifeSciences Holdings Corp (a)	93,561	6,626
			William Lyon Homes (a)	17,234	243
Invacare Corp	42,345	477	Winnebago Industries Inc	8,525	185
Lantheus Holdings Inc (a)	2,134	4
					$17,380
LeMaitre Vascular Inc	2,751	46
LivaNova PLC (a)	1,673	88	Home Furnishings - 0.72%
Luminex Corp (a)	7,971	160	Bassett Furniture Industries Inc	12,499	368
Meridian Bioscience Inc	2,833	54	Daktronics Inc	8,358	73
Merit Medical Systems Inc (a)	24,353	493	DTS Inc/CA (a)	584	13
Misonix Inc (a)	10,945	65	Emerson Radio Corp (a)	4,358	3
Navidea Biopharmaceuticals Inc (a)	5,385	7	Ethan Allen Interiors Inc	16,070	547
NuVasive Inc (a)	2,750	146	Flexsteel Industries Inc	8,700	356
Nuvectra Corp (a)	5,783	49	Hooker Furniture Corp	14,650	363
OraSure Technologies Inc (a)	25,874	186	iRobot Corp (a)	3,049	114
Orthofix International NV (a)	11,427	500	La-Z-Boy Inc	277,437	7,177
Penumbra Inc (a)	179	10	Skullcandy Inc (a)	8,108	28
Quidel Corp (a)	5,840	101	Stanley Furniture Co Inc (a)	8,033	21

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Home Furnishings (continued)			Internet - 0.38%
Universal Electronics Inc (a)	276	$18	1-800-Flowers.com Inc (a)	438	$3
VOXX International Corp (a)	8,359	38	8x8 Inc (a)	8,703	99
		$9,119	Bankrate Inc (a)	89,026	814
			Bazaarvoice Inc (a)	6,471	22
Housewares - 0.05%			Blucora Inc (a)	52,663	422
Libbey Inc	6,155	115	Boingo Wireless Inc (a)	2,478	19
Lifetime Brands Inc	15,145	261	DHI Group Inc (a)	4,877	35
NACCO Industries Inc	5,038	300	ePlus Inc (a)	6,080	488
		$676	FTD Cos Inc (a)	25,179	700
			Intralinks Holdings Inc (a)	2,968	26
Insurance - 8.16%
			Lands' End Inc (a)	2,330	57
Allied World Assurance Co Holdings AG	300	11
Ambac Financial Group Inc (a)	52,315	849	Limelight Networks Inc (a)	11,742	21
American Equity Investment Life Holding Co	127,276	1,782	Liquidity Services Inc (a)	23,452	130
American Independence Corp (a)	1,020	22	Marin Software Inc (a)	4,823	12
			MeetMe Inc (a)	23,457	80
American National Insurance Co	1,810	210
AMERISAFE Inc	4,226	228	ModusLink Global Solutions Inc (a)	18,859	28
Argo Group International Holdings Ltd	41,812	2,298	New Media Investment Group Inc	30,117	483
Aspen Insurance Holdings Ltd	295,339	13,689	PC-Tel Inc	47	—
Atlantic American Corp	7,236	29	Perficient Inc (a)	13,203	277
Atlas Financial Holdings Inc (a)	1,181	21	Rapid7 Inc (a)	381	5
			RealNetworks Inc (a)	19,137	87
Baldwin & Lyons Inc	13,872	339
Brown & Brown Inc	355,900	12,496	Reis Inc	12,417	313
Citizens Inc/TX (a)	8,338	68	RetailMeNot Inc (a)	26,470	223
			Shutterfly Inc (a)	2,603	120
CNO Financial Group Inc	404,497	7,430
Donegal Group Inc	18,469	282	TechTarget Inc (a)	2,956	23
EMC Insurance Group Inc	21,055	557	TheStreet Inc	28,307	31
			United Online Inc (a)	24,777	268
Employers Holdings Inc	26,725	794
Endurance Specialty Holdings Ltd	36,951	2,364			$4,786
Enstar Group Ltd (a)	1,157	183
			Investment Companies - 0.86%
FBL Financial Group Inc	52,693	3,187	Acacia Research Corp	8,497	41
Federated National Holding Co	13,018	248	FS Investment Corp	472,075	4,395
Fidelity & Guaranty Life	2,076	55	TCP Capital Corp	429,100	6,342
First Acceptance Corp (a)	19,254	33
			Tiptree Financial Inc	4,865	27
First American Financial Corp	390,345	14,061
Global Indemnity PLC (a)	18,181	572			$10,805
Greenlight Capital Re Ltd (a)	3,658	79	Iron & Steel - 1.35%
Hallmark Financial Services Inc (a)	33,811	381	AK Steel Holding Corp (a)	35,301	165
Hanover Insurance Group Inc/The	42,480	3,643	Carpenter Technology Corp	44,821	1,587
HCI Group Inc	6,368	191	Cliffs Natural Resources Inc (a)	24,881	131
Heritage Insurance Holdings Inc	8,778	117	Commercial Metals Co	154,039	2,761
Horace Mann Educators Corp	69,387	2,158	Friedman Industries Inc	7,610	47
Independence Holding Co	15,806	243	Reliance Steel & Aluminum Co	159,125	11,771
Infinity Property & Casualty Corp	11,391	913	Ryerson Holding Corp (a)	2,465	22
Investors Title Co	1,402	133	Schnitzer Steel Industries Inc	4,495	93
Kemper Corp	72,752	2,253	Shiloh Industries Inc (a)	13,842	89
Maiden Holdings Ltd	84,253	1,031	Universal Stainless & Alloy Products Inc (a)	5,528	72
MBIA Inc (a)	150,280	1,172	Worthington Industries Inc	6,974	263
MGIC Investment Corp (a)	117,743	851			$17,001
National General Holdings Corp	8,509	172
National Interstate Corp	1,043	32	Leisure Products & Services - 0.18%
National Security Group Inc/The	369	6	Arctic Cat Inc	4,758	79
National Western Life Group Inc	5,611	1,216	Callaway Golf Co	15,618	146
Navigators Group Inc/The (a)	23,363	1,930	Escalade Inc	3,428	41
			Intrawest Resorts Holdings Inc (a)	4,939	43
OneBeacon Insurance Group Ltd	5,070	62
Phoenix Cos Inc/The (a)	4,109	152	Johnson Outdoors Inc	9,322	225
			Liberty TripAdvisor Holdings Inc (a)	75,621	1,667
Primerica Inc	8,981	445	MCBC Holdings Inc (a)	863	12
ProAssurance Corp	5,548	265	Planet Fitness Inc (a)	1,442	22
Radian Group Inc	76,014	972
RenaissanceRe Holdings Ltd	133,826	14,843			$2,235
RLI Corp	11,172	695	Lodging - 0.18%
Safety Insurance Group Inc	5,511	312	Belmond Ltd (a)	124,955	1,144
Security National Financial Corp (a)	939	5	Caesars Entertainment Corp (a)	9,374	64
Selective Insurance Group Inc	89,717	3,114	Century Casinos Inc (a)	2,883	17
State Auto Financial Corp	42,066	863	Full House Resorts Inc (a)	458	1
State National Cos Inc	5,207	59	Interval Leisure Group Inc	6,010	85
Stewart Information Services Corp	15,424	537	Marcus Corp/The	33,563	650
Third Point Reinsurance Ltd (a)	9,843	112	Monarch Casino & Resort Inc (a)	2,848	54
Trupanion Inc (a)	698	9	Red Lion Hotels Corp (a)	31,701	250
Unico American Corp (a)	5,796	65
					$2,265
United Fire Group Inc	42,165	1,889
United Insurance Holdings Corp	3,062	50	Machinery - Construction & Mining - 0.40%
		$102,778	Astec Industries Inc	21,586	1,045
			Babcock & Wilcox Enterprises Inc (a)	9,757	223

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Machinery - Construction & Mining (continued)			Mining - 0.33%
Hyster-Yale Materials Handling Inc	4,642	$285	A-Mark Precious Metals Inc	2,012	$41
Oshkosh Corp	50,105	2,447	Century Aluminum Co (a)	124,895	1,102
Terex Corp	42,081	1,005	Coeur Mining Inc (a)	17,029	138
		$5,005	Energy Fuels Inc/Canada (a)	5,901	14
			Ferroglobe PLC	24,220	247
Machinery - Diversified - 0.40%			Hecla Mining Co	254,682	1,097
Alamo Group Inc	13,162	743	Kaiser Aluminum Corp	2,266	215
Albany International Corp	4,875	196	Materion Corp	20,908	606
Altra Industrial Motion Corp	739	21	Stillwater Mining Co (a)	60,141	734
Applied Industrial Technologies Inc	8,663	397	United States Lime & Minerals Inc	314	17
Briggs & Stratton Corp	53,867	1,141
Chart Industries Inc (a)	25,115	646			$4,211
Columbus McKinnon Corp/NY	5,301	87	Miscellaneous Manufacturers - 1.45%
DXP Enterprises Inc (a)	13,677	299	Actuant Corp	40,791	1,089
Gencor Industries Inc (a)	2,579	37	American Railcar Industries Inc	8,145	334
Gerber Scientific Inc (a),(b),(c)	56,637	—	Barnes Group Inc	53,882	1,750
Global Power Equipment Group Inc (a)	4,572	11	Chase Corp	216	12
Gorman-Rupp Co/The	2,585	73	CLARCOR Inc	385	23
Hurco Cos Inc	11,624	377	Core Molding Technologies Inc (a)	9,787	115
Kadant Inc	12,110	573	EnPro Industries Inc	1,137	67
Key Technology Inc (a)	1,200	11	Fabrinet (a)	35,827	1,145
Lindsay Corp	237	18	Federal Signal Corp	45,813	628
NN Inc	11,505	173	FreightCar America Inc	9,255	159
SPX FLOW Inc (a)	1,454	44	Handy & Harman Ltd (a)	551	15
Tennant Co	2,758	147	Hillenbrand Inc	362,500	10,987
Twin Disc Inc	2,399	32	LSB Industries Inc (a)	25,253	333
		$5,026	Lydall Inc (a)	12,086	445
			MFRI Inc (a)	7,216	50
Media - 0.70%			Myers Industries Inc	6,430	87
A H Belo Corp	19,330	95	NL Industries Inc (a)	9,505	29
Beasley Broadcast Group Inc	5,597	21	Park-Ohio Holdings Corp	713	18
Central European Media Enterprises Ltd (a)	4,572	12
Crown Media Holdings Inc (a)	2,350	12	Raven Industries Inc	5,533	89
Cumulus Media Inc (a)	80,161	30	Servotronics Inc	788	7
			Standex International Corp	1,101	84
Entercom Communications Corp	28,146	319	Synalloy Corp	3,022	26
Entravision Communications Corp	1,375	11	Tredegar Corp	19,119	305
EW Scripps Co/The (a)	47,143	716
			TriMas Corp (a)	29,539	534
Gannett Co Inc	21,348	360
Gray Television Inc (a)	74,608	959			$18,331
Hemisphere Media Group Inc (a)	1,737	21	Office Furnishings - 0.08%
Here Media Inc (a),(c)	3,700	—	HNI Corp	2,980	130
Here Media Inc - Special Shares (a),(c)	3,700	—	Kewaunee Scientific Corp	3,601	61
Houghton Mifflin Harcourt Co (a)	54,154	1,111	Kimball International Inc	26,749	311
McClatchy Co/The (a)	62,201	69	Knoll Inc	18,260	426
Media General Inc (a)	45,645	791	Steelcase Inc	750	12
Meredith Corp	26,579	1,363	Virco Manufacturing Corp (a)	4,847	16
New York Times Co/The	83,384	1,069			$956
Radio One Inc (a)	27,800	61
Saga Communications Inc	5,162	217	Oil & Gas - 2.46%
Salem Media Group Inc	14,406	112	Adams Resources & Energy Inc	1,554	63
Scholastic Corp	34,035	1,239	Alon USA Energy Inc	103,248	1,085
			Approach Resources Inc (a)	8,129	24
Spanish Broadcasting System Inc (a)	1,921	7
Time Inc	13,887	204	Atwood Oceanics Inc	38,860	375
			Barnwell Industries Inc (a)	2,755	5
Townsquare Media Inc (a)	1,595	17
			Callon Petroleum Co (a)	10,035	106
Tribune Publishing Co	2,592	29	Carrizo Oil & Gas Inc (a)	6,961	246
		$8,845	Clayton Williams Energy Inc (a)	4,423	81
Metal Fabrication & Hardware - 0.11%			Contango Oil & Gas Co (a)	19,874	250
A. M. Castle & Co (a)	14,524	46	CVR Energy Inc	2,259	55
Ampco-Pittsburgh Corp	8,217	157	Delek US Holdings Inc	120,265	1,911
Chicago Rivet & Machine Co	1,070	26	Diamond Offshore Drilling Inc	74,859	1,816
CIRCOR International Inc	4,775	269	Earthstone Energy Inc (a)	629	9
Dynamic Materials Corp	25	—	EXCO Resources Inc (a)	26,351	40
Eastern Co/The	2,538	42	Fairmount Santrol Holdings Inc (a)	2,569	10
Global Brass & Copper Holdings Inc	652	18	Jones Energy Inc (a)	15,133	72
Haynes International Inc	2,542	96	Kosmos Energy Ltd (a)	3,724	24
Lawson Products Inc/DE (a)	7,184	141	Laredo Petroleum Inc (a)	455,025	5,542
LB Foster Co	4,839	96	Matador Resources Co (a)	3,639	78
Mueller Industries Inc	2,296	72	Nabors Industries Ltd	8,016	79
Northwest Pipe Co (a)	6,346	69	Noble Corp plc	121,907	1,369
Olympic Steel Inc	9,615	217	North Atlantic Drilling Ltd (a)	2,965	11
TimkenSteel Corp	12,124	155	Oasis Petroleum Inc (a)	31,172	302
		$1,404	Pacific Drilling SA (a)	49,242	33
			Panhandle Oil and Gas Inc	3,665	70

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Oil & Gas (continued)			Pharmaceuticals (continued)
Par Pacific Holdings Inc (a)	547	$10	Akebia Therapeutics Inc (a)	5,095	$48
Parker Drilling Co (a)	143,358	438	Amphastar Pharmaceuticals Inc (a)	9,509	117
Parsley Energy Inc (a)	27,027	633	Anika Therapeutics Inc (a)	3,049	140
Patterson-UTI Energy Inc	121,668	2,403	Array BioPharma Inc (a)	80,138	255
PBF Energy Inc	50,308	1,619	Axovant Sciences Ltd (a)	252	3
PDC Energy Inc (a)	55,414	3,479	BioScrip Inc (a)	22,797	60
QEP Resources Inc	70,407	1,262	Calithera Biosciences Inc (a)	1,911	10
Rex Energy Corp (a)	11,138	11	Chiasma Inc (a)	131	—
Rice Energy Inc (a)	63,172	1,094	Global Blood Therapeutics Inc (a)	124	3
Ring Energy Inc (a)	4,286	31	Ignyta Inc (a)	1,507	10
Rowan Cos Plc	101,067	1,901	NantKwest Inc (a)	119	1
RSP Permian Inc (a)	92,021	2,817	Natural Alternatives International Inc (a)	3,359	35
Seventy Seven Energy Inc (a)	16,216	3	Nature's Sunshine Products Inc	2,390	23
SM Energy Co	13,211	412	Nutraceutical International Corp (a)	13,882	327
Synergy Resources Corp (a)	23,357	168	Omega Protein Corp (a)	39,488	735
TransAtlantic Petroleum Ltd (a)	7,530	8	Osiris Therapeutics Inc	286	2
Triangle Petroleum Corp (a)	33,619	15	Owens & Minor Inc	16,741	609
Ultra Petroleum Corp (a)	19,628	6	PharMerica Corp (a)	39,422	932
Unit Corp (a)	28,518	361	PRA Health Sciences Inc (a)	81,800	3,881
VAALCO Energy Inc (a)	8,419	10	Prestige Brands Holdings Inc (a)	13,058	741
WPX Energy Inc (a)	69,624	673	Seres Therapeutics Inc (a)	152	5
		$31,010	Synutra International Inc (a)	1,347	7
			Threshold Pharmaceuticals Inc (a)	616	—
Oil & Gas Services - 3.00%			Vanda Pharmaceuticals Inc (a)	1,449	13
Archrock Inc	171,250	1,687
Basic Energy Services Inc (a)	8,649	28			$8,025
Bristow Group Inc	68,010	1,559	Private Equity - 0.01%
C&J Energy Services Ltd (a)	25,317	37	Fifth Street Asset Management Inc	1,860	7
CARBO Ceramics Inc	3,315	49	Safeguard Scientifics Inc (a)	5,276	72
Dawson Geophysical Co (a)	11,345	58			$79
Dril-Quip Inc (a)	14,277	926
Era Group Inc (a)	26,818	256	Real Estate - 0.29%
Exterran Corp (a)	43,834	670	Alexander & Baldwin Inc	43,178	1,651
Forum Energy Technologies Inc (a)	613,403	10,268	Altisource Residential Corp	36,726	427
			BBX Capital Corp (a)	1,774	27
Geospace Technologies Corp (a)	2,345	38
			California Coastal Communities Inc (a),(b),(c)	9,672	—
Gulf Island Fabrication Inc	11,118	84
Gulfmark Offshore Inc (a)	27,161	184	Consolidated-Tomoka Land Co	505	25
			Forestar Group Inc (a)	5,465	74
Helix Energy Solutions Group Inc (a)	154,001	1,329
Independence Contract Drilling Inc (a)	4,024	16	Griffin Industrial Realty Inc	872	22
ION Geophysical Corp (a)	1,467	14	Kennedy-Wilson Holdings Inc	28,130	608
KeyEnergyServices Inc (a)	31,317	17	RE/MAX Holdings Inc	15,942	587
Matrix Service Co (a)	5,821	110	RMR Group Inc/The	1,837	46
			St Joe Co/The (a)	6,905	116
McDermott International Inc (a)	171,680	779
			Stratus Properties Inc (a)	2,638	63
Mitcham Industries Inc (a)	12,775	48
MRC Global Inc (a)	84,554	1,182			$3,646
Natural Gas Services Group Inc (a)	14,743	339
			REITS - 3.76%
Newpark Resources Inc (a)	639,617	2,987
			Acadia Realty Trust	29,013	977
Oil States International Inc (a)	47,411	1,642	AG Mortgage Investment Trust Inc	33,329	447
PHI Inc (a)	15,355	344
			Agree Realty Corp	23,243	901
Pioneer Energy Services Corp (a)	74,474	232
			Alexander's Inc	163	62
SEACOR Holdings Inc (a)	22,068	1,297	American Assets Trust Inc	5,449	216
Steel Excel Inc (a)	11,164	106
			American Capital Mortgage Investment Corp	55,386	821
Superior Energy Services Inc	298,350	5,030	Anworth Mortgage Asset Corp	114,810	542
Tesco Corp	36,453	345	Apollo Commercial Real Estate Finance Inc	75,236	1,198
TETRA Technologies Inc (a)	93,408	672
			Apollo Residential Mortgage Inc	58,104	788
Thermon Group Holdings Inc (a)	292,239	5,476
			Ares Commercial Real Estate Corp	50,207	603
Willbros Group Inc (a)	16,248	52	Armada Hoffler Properties Inc	40,071	469
		$37,861	ARMOUR Residential REIT Inc	4,595	98
Packaging & Containers - 2.97%			Ashford Hospitality Prime Inc	35,517	397
Berry Plastics Group Inc (a)	8,468	305	Ashford Hospitality Trust Inc	22,220	124
Graphic Packaging Holding Co	873,100	11,595	Bluerock Residential Growth REIT Inc	3,219	35
Greif Inc - Class A	53,114	1,843	Capstead Mortgage Corp	81,465	792
Greif Inc - Class B	557	26	CatchMark Timber Trust Inc	6,905	73
KapStone Paper and Packaging Corp	10,590	168	Cedar Realty Trust Inc	21,063	146
Multi Packaging Solutions International Ltd (a)	351,933	5,849	Chatham Lodging Trust	4,821	103
Multi-Color Corp	82,025	4,908	Chesapeake Lodging Trust	27,318	673
Silgan Holdings Inc	250,676	12,719	Colony Capital Inc	75,050	1,327
		$37,413	Colony Starwood Homes	4,801	117
			CorEnergy Infrastructure Trust Inc	2,000	43
Pharmaceuticals - 0.64%			Cousins Properties Inc	28,878	299
ACADIA Pharmaceuticals Inc (a)	1,010	33	CubeSmart	7,669	227
Adamas Pharmaceuticals Inc (a)	1,894	32	CyrusOne Inc	2,066	91
Aimmune Therapeutics Inc (a)	199	3	CYS Investments Inc	40,285	327

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

REITS (continued)			REITS (continued)
DCT Industrial Trust Inc	29,103	$1,175	Western Asset Mortgage Capital Corp	6,981	$70
DiamondRock Hospitality Co	63,944	570	Whitestone REIT	9,175	123
DuPont Fabros Technology Inc	16,577	660	Xenia Hotels & Resorts Inc	14,159	218
Dynex Capital Inc	13,201	86			$47,367
EastGroup Properties Inc	7,252	434
Education Realty Trust Inc	11,594	461	Retail - 4.12%
EPR Properties	17,864	1,177	Abercrombie & Fitch Co	72,732	1,944
Equity One Inc	17,864	506	American Eagle Outfitters Inc	39,377	563
			America's Car-Mart Inc/TX (a)	1,214	32
FelCor Lodging Trust Inc	37,676	269	Ascena Retail Group Inc (a)	70,973	625
First Industrial Realty Trust Inc	20,447	469	Barnes & Noble Education Inc (a)	46,630	437
First Potomac Realty Trust	9,944	84
Franklin Street Properties Corp	19,402	206	Barnes & Noble Inc	78,979	929
			bebe stores inc (a)	7,478	4
GEO Group Inc/The	9,439	302
Getty Realty Corp	26,354	519	Big 5 Sporting Goods Corp	19,124	231
			Biglari Holdings Inc (a)	204	76
Gladstone Commercial Corp	3,866	65	BJ's Restaurants Inc (a)	440	20
Government Properties Income Trust	8,835	167
Gramercy Property Trust	101,377	859	Bob Evans Farms Inc/DE	23,078	1,051
			Bravo Brio Restaurant Group Inc (a)	625	5
Great Ajax Corp	2,847	39	Build-A-Bear Workshop Inc (a)	11,569	152
Hatteras Financial Corp	28,276	449	Burlington Stores Inc (a)	1,713	98
Healthcare Realty Trust Inc	38,870	1,177	Cabela's Inc (a)	6,998	365
Hersha Hospitality Trust	314,203	6,061
Highwoods Properties Inc	39,159	1,829	Caleres Inc	17,573	443
			Carrols Restaurant Group Inc (a)	1,385	19
Hudson Pacific Properties Inc	9,420	275
Independence Realty Trust Inc	5,669	41	Cash America International Inc	18,536	685
InfraREIT Inc	3,699	61	Cato Corp/The	8,331	305
Invesco Mortgage Capital Inc	23,087	297	Children's Place Inc/The	7,113	554
			Christopher & Banks Corp (a)	6,024	16
Investors Real Estate Trust	15,348	92
iStar Inc (a)	10,771	106	Citi Trends Inc	14,665	264
			Conn's Inc (a)	4,271	58
Kite Realty Group Trust	23,991	653
LaSalle Hotel Properties	19,222	459	Cracker Barrel Old Country Store Inc	2,314	339
			Del Frisco's Restaurant Group Inc (a)	9,016	144
Lexington Realty Trust	27,381	241	Del Taco Restaurants Inc (a)	2,158	20
LTC Properties Inc	23,715	1,100	Denny's Corp (a)	72,851	720
Mack-Cali Realty Corp	25,410	650	Destination XL Group Inc (a)	4,700	25
Medical Properties Trust Inc	29,407	391
Monmouth Real Estate Investment Corp	15,276	176	Dillard's Inc	3,034	214
Monogram Residential Trust Inc	32,389	328	DineEquity Inc	8,314	715
			Duluth Holdings Inc (a)	727	17
National Health Investors Inc	14,059	958	Express Inc (a)	4,075	74
New Residential Investment Corp	86,589	1,047	EZCORP Inc (a)	54,290	269
New Senior Investment Group Inc	10,770	116
New York REIT Inc	20,591	202	Finish Line Inc/The	26,058	514
One Liberty Properties Inc	2,363	55	First Cash Financial Services Inc	201,218	9,201
			Fogo De Chao Inc (a)	446	7
Parkway Properties Inc/Md	10,678	176
Pebblebrook Hotel Trust	9,062	250	Fred's Inc	40,902	600
			Genesco Inc (a)	21,961	1,520
Pennsylvania Real Estate Investment Trust	8,778	201
PennyMac Mortgage Investment Trust	42,958	583	Group 1 Automotive Inc	94,138	6,198
Physicians Realty Trust	13,697	248	Guess? Inc	91,335	1,676
Potlatch Corp	3,065	108	Haverty Furniture Cos Inc	34,172	638
Preferred Apartment Communities Inc	3,879	48	HSN Inc	113,875	6,039
			J Alexander's Holdings Inc (a)	2,422	25
PS Business Parks Inc	7,501	719	JC Penney Co Inc (a)	7,198	67
QTS Realty Trust Inc	1,237	60
Ramco-Gershenson Properties Trust	48,194	854	Kirkland's Inc	420	7
			Luby's Inc (a)	28,408	143
Redwood Trust Inc	21,732	282	MarineMax Inc (a)	13,460	256
Resource Capital Corp	5,148	61
Retail Opportunity Investments Corp	18,961	373	Movado Group Inc	21,178	598
			New York & Co Inc (a)	6,083	23
Rexford Industrial Realty Inc	12,102	227	Office Depot Inc (a)	70,292	414
RLJ Lodging Trust	30,430	641	Ollie's Bargain Outlet Holdings Inc (a)	631	17
Rouse Properties Inc	4,595	85
Sabra Health Care REIT Inc	11,567	244	PC Connection Inc	37,088	881
			PCM Inc (a)	12,431	119
Saul Centers Inc	380	20
Select Income REIT	40,943	948	Penske Automotive Group Inc	16,939	663
			Perfumania Holdings Inc (a)	3,407	10
Silver Bay Realty Trust Corp	16,031	234	Regis Corp (a)	62,291	851
Sovran Self Storage Inc	2,466	262	Ruby Tuesday Inc (a)	107,668	474
STAG Industrial Inc	8,219	164	Rush Enterprises Inc - Class A (a)	34,068	671
STORE Capital Corp	14,787	379	Rush Enterprises Inc - Class B (a)	11,863	231
Summit Hotel Properties Inc	19,505	222
Sun Communities Inc	12,921	877	Ruth's Hospitality Group Inc	26,769	425
			Shake Shack Inc (a)	203	7
Sunstone Hotel Investors Inc	56,051	718
Terreno Realty Corp	9,192	209	Shoe Carnival Inc	24,119	618
UMH Properties Inc	4,456	44	Sonic Automotive Inc	34,309	643
United Development Funding IV (c)	5,841	19	Sonic Corp	20,289	697
			Sportsman's Warehouse Holdings Inc (a)	1,874	21
Universal Health Realty Income Trust	1,844	101
Urstadt Biddle Properties Inc	11,132	229	Stage Stores Inc	61,118	450
Washington Real Estate Investment Trust	23,075	662	Stein Mart Inc	10,946	79
			Tailored Brands Inc	115,262	2,008

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Retail (continued)			Savings & Loans (continued)
Tilly's Inc (a)	6,775	$42	Westfield Financial Inc	23,009	$176
Trans World Entertainment Corp (a)	33,798	131	WSFS Financial Corp	3,808	131
Tuesday Morning Corp (a)	21,600	187			$32,217
Vera Bradley Inc (a)	3,667	64
Vista Outdoor Inc (a)	25,188	1,209	Semiconductors - 2.71%
			Advanced Micro Devices Inc (a)	44,537	158
Vitamin Shoppe Inc (a)	24,533	671
			Alpha & Omega Semiconductor Ltd (a)	21,710	282
Wendy's Co/The	83,968	912	Amkor Technology Inc (a)	145,594	831
West Marine Inc (a)	27,950	280
			Axcelis Technologies Inc (a)	73,424	210
Wingstop Inc (a)	430	11
			AXT Inc (a)	5,895	15
World Fuel Services Corp	4,187	196
Zumiez Inc (a)	881	15	Brooks Automation Inc	103,661	980
			Cabot Microelectronics Corp	7,525	315
		$51,922	Cascade Microtech Inc (a)	6,177	129
Savings & Loans - 2.56%			CEVA Inc (a)	1,916	44
Anchor BanCorp Wisconsin Inc (a)	1,402	67	Cohu Inc	31,219	361
Astoria Financial Corp	148,677	2,236	Cree Inc (a)	58,516	1,434
Atlantic Coast Financial Corp (a)	210	1	Cypress Semiconductor Corp	211,959	1,914
Banc of California Inc	18,403	374	Diodes Inc (a)	40,667	757
Bank Mutual Corp	42,668	345	DSP Group Inc (a)	30,622	291
BankFinancial Corp	50,686	627	EMCORE Corp (a)	3,838	22
Bear State Financial Inc	395	4	Entegris Inc (a)	7,274	97
Beneficial Bancorp Inc (a)	50,492	701	Exar Corp (a)	2,846	17
Berkshire Hills Bancorp Inc	56,794	1,541	Fairchild Semiconductor International Inc (a)	143,090	2,863
Brookline Bancorp Inc	90,839	1,034	FormFactor Inc (a)	50,179	386
BSB Bancorp Inc/MA (a)	1,518	36	GigPeak Inc (a)	4,322	10
Cape Bancorp Inc	5,980	87	Integrated Device Technology Inc (a)	7,150	138
Capitol Federal Financial Inc	203,958	2,711	Intersil Corp	61,394	717
Charter Financial Corp/MD	18,934	238	IXYS Corp	25,352	274
Chicopee Bancorp Inc	1,061	19	Kulicke & Soffa Industries Inc (a)	79,205	849
Citizens Community Bancorp Inc/WI	2,250	21	Lattice Semiconductor Corp (a)	10,909	61
Clifton Bancorp Inc	41,501	618	Microsemi Corp (a)	15,478	523
Dime Community Bancshares Inc	29,033	526	MKS Instruments Inc	67,224	2,411
Eagle Bancorp Montana Inc	111	2	Nanometrics Inc (a)	4,174	75
ESSA Bancorp Inc	7,377	100	Photronics Inc (a)	125,474	1,328
EverBank Financial Corp	12,229	184	Power Integrations Inc	2,045	99
First Defiance Financial Corp	12,057	477	QLogic Corp (a)	114,652	1,501
First Financial Northwest Inc	13,228	180	Richardson Electronics Ltd/United States	11,891	62
Flagstar Bancorp Inc (a)	38,319	907	Rovi Corp (a)	106,334	1,874
Flushing Financial Corp	50,365	1,005	Rudolph Technologies Inc (a)	50,278	697
Fox Chase Bancorp Inc	20,026	395	Semtech Corp (a)	9,520	206
HF Financial Corp	8,101	163	Sigma Designs Inc (a)	47,230	299
Hingham Institution for Savings	240	31	Silicon Laboratories Inc (a)	206,741	9,675
HMN Financial Inc (a)	2,080	26	Tessera Technologies Inc	55,207	1,585
Home Bancorp Inc	3,409	95	Ultra Clean Holdings Inc (a)	29,658	169
HomeStreet Inc (a)	24,431	527	Ultratech Inc (a)	7,722	168
HomeTrust Bancshares Inc (a)	5,331	99	Veeco Instruments Inc (a)	10,137	187
HopFed Bancorp Inc	3,929	44	Xcerra Corp (a)	22,943	135
Investors Bancorp Inc	176,574	2,039			$34,149
Lake Sunapee Bank Group	1,896	27
Magyar Bancorp Inc (a)	400	4	Software - 2.85%
			Actua Corp (a)	587	6
Meridian Bancorp Inc	61,841	904	Acxiom Corp (a)	18,535	407
Meta Financial Group Inc	3,989	198	Amber Road Inc (a)	327	2
MutualFirst Financial Inc	4,937	130
Northeast Community Bancorp Inc	2,697	18	American Software Inc/GA	3,475	32
			Appfolio Inc (a)	343	4
Northfield Bancorp Inc	70,526	1,118	Avid Technology Inc (a)	48,074	268
Northwest Bancshares Inc	147,676	2,070	Bottomline Technologies de Inc (a)	683	17
Ocean Shore Holding Co	2,736	49	Brightcove Inc (a)	914	6
OceanFirst Financial Corp	2,477	48
Oritani Financial Corp	22,770	394	Broadridge Financial Solutions Inc	115,000	6,882
			BroadSoft Inc (a)	96,925	3,796
Pacific Premier Bancorp Inc (a)	7,401	172
Provident Financial Holdings Inc	10,567	183	Concurrent Computer Corp	2,188	13
			Digi International Inc (a)	64,880	686
Provident Financial Services Inc	120,247	2,402
Prudential Bancorp Inc	6,246	90	Dun & Bradstreet Corp/The	77,225	8,526
Pulaski Financial Corp	4,791	77	Epiq Systems Inc	36,037	532
			Everyday Health Inc (a)	648	4
Riverview Bancorp Inc	28,105	123	Evolent Health Inc (a)	867	10
SI Financial Group Inc	1,687	23	Glu Mobile Inc (a)	9,276	25
Sterling Bancorp/DE	92,646	1,514	InnerWorkings Inc (a)	28,908	237
Territorial Bancorp Inc	9,911	260	Instructure Inc (a)	646	13
Timberland Bancorp Inc/WA	7,281	101
United Community Financial Corp/OH	34,327	203	ManTech International Corp/VA	29,052	982
			MINDBODY Inc (a)	324	4
United Financial Bancorp Inc	36,268	471	PDF Solutions Inc (a)	599	8
Washington Federal Inc	136,391	3,313	Progress Software Corp (a)	28,988	740
Waterstone Financial Inc	38,468	539	PTC Inc (a)	220	8
Wayne Savings Bancshares Inc	1,380	19

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Software (continued)			Telecommunications (continued)
QAD Inc	1,255	$25	Vonage Holdings Corp (a)	20,806	$97
Sapiens International Corp NV	1,382	16	West Corp	8,976	192
SciQuest Inc (a)	1,941	27	Westell Technologies Inc (a)	9,001	11
Seachange International Inc (a)	13,055	49	Windstream Holdings Inc	2,455	21
SYNNEX Corp	43,658	3,605			$19,118
Take-Two Interactive Software Inc (a)	20,243	691
Verint Systems Inc (a)	241,929	8,186	Textiles - 0.07%
			Dixie Group Inc/The (a)	12,240	58
Xactly Corp (a)	519	4
Zynga Inc (a)	63,521	151	G&K Services Inc	4,810	340
		$35,962	UniFirst Corp/MA	4,653	504
					$902
Storage & Warehousing - 0.13%
Mobile Mini Inc	44,630	1,439	Toys, Games & Hobbies - 0.02%
			JAKKS Pacific Inc (a)	28,720	215
Wesco Aircraft Holdings Inc (a)	16,875	244
		$1,683
			Transportation - 1.91%
Supranational Bank - 0.02%			Air Transport Services Group Inc (a)	75,355	1,062
Banco Latinoamericano de Comercio Exterior	8,815	228
			ArcBest Corp	30,345	579
SA
			Ardmore Shipping Corp	10,063	94
			Atlas Air Worldwide Holdings Inc (a)	31,308	1,251
Telecommunications - 1.52%			CAI International Inc (a)	29,962	306
ADTRAN Inc	18,529	358	Celadon Group Inc	18,498	186
Alaska Communications Systems Group Inc	6,092	11	Covenant Transportation Group Inc (a)	10,974	218
(a)			DHT Holdings Inc	98,438	565
Anixter International Inc (a)	18,629	1,161	Dorian LPG Ltd (a)	34,980	355
Atlantic Tele-Network Inc	8,599	618	Eagle Bulk Shipping Inc (a)	4,727	4
Aviat Networks Inc (a)	32,554	25	Frontline Ltd/Bermuda	8,270	68
Aware Inc (a)	17,409	73	GasLog Ltd	28,387	364
Black Box Corp	30,663	448	Gener8 Maritime Inc (a)	3,149	23
Calix Inc (a)	24,085	167	Genesee & Wyoming Inc (a)	4,891	318
Cincinnati Bell Inc (a)	192,680	737	Golden Ocean Group Ltd (a)	12,847	11
Communications Systems Inc	8,832	57	Hornbeck Offshore Services Inc (a)	78,969	927
Comtech Telecommunications Corp	28,078	680	Hub Group Inc (a)	17,379	670
Consolidated Communications Holdings Inc	4,170	98	International Shipholding Corp	7,458	19
DigitalGlobe Inc (a)	78,186	1,732	Kirby Corp (a)	153,333	9,786
EarthLink Holdings Corp	27,263	159	Marten Transport Ltd	41,053	766
Extreme Networks Inc (a)	16,134	57	Matson Inc	31,888	1,240
Finisar Corp (a)	70,918	1,168	Navios Maritime Acquisition Corp	15,995	31
General Communication Inc (a)	19,195	324	Nordic American Offshore Ltd	4,062	23
Globalstar Inc (a)	59,636	116	Nordic American Tankers Ltd	17,153	264
Harmonic Inc (a)	83,203	288	PAM Transportation Services Inc (a)	5,127	127
Hawaiian Telcom Holdco Inc (a)	5,057	116	Patriot Transportation Holding Inc (a)	320	7
HC2 Holdings Inc	2,363	9	Providence and Worcester Railroad Co	4,798	76
IDT Corp - Class B	9,703	149	Radiant Logistics Inc (a)	2,026	8
Inteliquent Inc	14,302	237	Roadrunner Transportation Systems Inc (a)	21,031	248
Intelsat SA (a)	4,332	17	Saia Inc (a)	16,567	479
InterDigital Inc/PA	14,939	851	Scorpio Bulkers Inc (a)	4,908	19
Iridium Communications Inc (a)	109,473	884	Scorpio Tankers Inc	244,249	1,528
Ixia (a)	20,136	204	Ship Finance International Ltd	33,495	508
KVH Industries Inc (a)	4,963	49	Teekay Tankers Ltd	72,994	287
Leap Wireless International Inc - Rights	64,745	201	Tidewater Inc	25,957	228
(a),(b),(c)			Universal Logistics Holdings Inc	893	13
Loral Space & Communications Inc (a)	526	19	USA Truck Inc (a)	9,734	173
Lumos Networks Corp (a)	6,488	82	Werner Enterprises Inc	43,683	1,107
NeoPhotonics Corp (a)	4,890	59	XPO Logistics Inc (a)	1,560	47
NETGEAR Inc (a)	36,636	1,554	YRC Worldwide Inc (a)	4,771	44
NeuStar Inc (a)	7,808	183			$24,029
Novatel Wireless Inc (a)	4,845	7
NTELOS Holdings Corp (a)	10,148	94	Trucking & Leasing - 0.57%
Optical Cable Corp	8,872	22	AMERCO	8,541	3,006
ORBCOMM Inc (a)	25,989	258	GATX Corp	51,440	2,363
Polycom Inc (a)	163,662	1,956	Greenbrier Cos Inc/The	18,553	556
			TAL International Group Inc (a)	58,814	1,007
Preformed Line Products Co	1,568	66	Willis Lease Finance Corp (a)	8,412	203
RF Industries Ltd	300	1
Shenandoah Telecommunications Co	1,730	49			$7,135
ShoreTel Inc (a)	59,720	366
			Water - 0.23%
Sonus Networks Inc (a)	12,456	103	American States Water Co	26,412	1,101
Spok Holdings Inc	22,351	379	Artesian Resources Corp	13,529	365
Telenav Inc (a)	22,788	130
			California Water Service Group	6,038	169
Telephone & Data Systems Inc	78,538	2,322	Connecticut Water Service Inc	9,744	458
TESSCO Technologies Inc	2,082	35	Consolidated Water Co Ltd	16,667	232
Ubiquiti Networks Inc (a)	1,299	46
			Middlesex Water Co	3,987	146
ViaSat Inc (a)	788	60	SJW Corp	6,022	207
Viavi Solutions Inc (a)	1,901	12

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)

Water (continued)
York Water Co/The	9,585	$284
		$2,962
TOTAL COMMON STOCKS		$1,179,730
INVESTMENT COMPANIES - 5.86%	Shares Held Value (000's)

Publicly Traded Investment Fund - 5.86%
Cash Account Trust - Government & Agency	940,522	941
Portfolio - Government Cash Managed
First American Government Obligations Fund	72,832,951	72,832
		$73,773
TOTAL INVESTMENT COMPANIES		$73,773
Total Investments		$1,253,503
Other Assets and Liabilities - 0.50%		$6,362
TOTAL NET ASSETS - 100.00%		$1,259,865

(a) Non-Income Producing Security
(b)	Security is Illiquid. At the end of the period, the value of these securities totaled $201 or 0.02% of net assets.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$220 or 0.02% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Financial		28.60%
Consumer, Non-cyclical		15.87%
Industrial		14.63%
Consumer, Cyclical		9.70%
Technology		8.30%
Exchange Traded Funds		5.86%
Energy		5.66%
Utilities		5.09%
Basic Materials		3.12%
Communications		2.63%
Government		0.02%
Diversified		0.02%
Other Assets and Liabilities		0.50%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short Contracts		Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; June 2016	Long	695	$75,982	$78,368	$2,386
Total					$2,386

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2016 (unaudited)

	Principal			Principal
BONDS- 0.45%	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

U.S. Municipals - 0.45%			California (continued)
Oglala Sioux Tribe			Golden State Tobacco Securitization Corp
5.75%, 10/01/2025(a),(b)	$1,500	$1,537	5.75%, 06/01/2047	$11,520	$11,549
			Golden State Tobacco Securitization
TOTAL BONDS		$1,537	Corp (credit support from ST APPROP)
			5.00%, 06/01/2033 (c)	1,170	1,412
	Principal
MUNICIPAL BONDS - 96.82%	Amount (000's) Value (000's)		Lancaster Redevelopment Agency Successor
			Agency
Alabama - 2.34%			6.50%, 08/01/2029	580	671
Auburn University			Los Angeles Department of Water & Power
5.00%, 06/01/2038	$555	$604	5.25%, 07/01/2038	1,000	1,091
5.00%, 06/01/2038	945	1,021	Los Angeles Unified School District/CA
Birmingham Airport Authority (credit support			5.00%, 07/01/2029	1,000	1,127
from AGM)			Metropolitan Water District of Southern
5.25%, 07/01/2030(c)	1,000	1,146	California
Lower Alabama Gas District/The			5.00%, 07/01/2029	1,150	1,295
5.00%, 09/01/2034	3,500	4,341	Morongo Band of Mission Indians/The
Selma Industrial Development Board			6.50%, 03/01/2028 (b)	500	543
6.25%, 11/01/2033	700	814	Oakland Unified School District/Alameda
		$7,926	County
Alaska - 0.50%			5.00%, 08/01/2034	2,210	2,594
Borough of Matanuska-Susitna AK (credit			Port of Los Angeles
support from AGC)			5.00%, 08/01/2031	1,240	1,393
5.50%, 09/01/2023(c)	1,500	1,715	Regents of the University of California
			Medical Center Pooled Revenue
			5.50%, 05/15/2027	1,375	1,456
Arizona - 3.29%			Richmond Joint Powers Financing Authority
Arizona Department of Transportation State			6.25%, 07/01/2024	1,000	1,152
Highway Fund Revenue			Riverside Community Properties Development
5.00%, 07/01/2026	1,500	1,637	Inc
City of Phoenix Civic Improvement Corp			6.00%, 10/15/2038	1,150	1,421
5.00%, 07/01/2034	1,000	1,114	Sacramento Area Flood Control
Industrial Development Authority of the			Agency (credit support from BAM)
County of Pima/The			5.00%, 10/01/2039 (c)	1,340	1,555
6.55%, 12/01/2037	290	295	San Diego Unified School District/CA
l			0.00%, 07/01/2032 (f)	5,000	2,964
5.75%, 06/01/2034	1,015	1,019	Southern California Public Power Authority
Navajo Nation			5.25%, 07/01/2028	1,000	1,200
5.50%, 12/01/2030(b)	1,240	1,400	University of California
Salt Verde Financial Corp			5.00%, 05/15/2037	1,500	1,765
5.00%, 12/01/2032	4,665	5,712	5.75%, 05/15/2025	1,380	1,587
		$11,177	West Contra Costa Unified School District
			5.25%, 08/01/2033	1,000	1,231
California - 19.44%
					$66,208
Alum Rock Union Elementary School
District			Colorado - 0.70%
5.25%, 08/01/2043	1,000	1,206	Platte River Power Authority
Bay Area Toll Authority			5.00%, 06/01/2026	1,135	1,278
5.00%, 04/01/2034	2,500	2,800	Regional Transportation District
California Educational Facilities Authority			6.00%, 01/15/2041	450	521
5.00%, 12/29/2015(d)	8,148	9,062	6.50%, 01/15/2030	500	591
5.00%, 01/01/2038(d)	1,621	1,727			$2,390
5.00%, 10/01/2038(d)	2,700	2,966
California Pollution Control Financing			Connecticut - 1.69%
Authority			Mohegan Tribal Finance Authority
			7.00%, 02/01/2045 (b)	4,500	4,511
4.30%, 07/01/2040	2,000	2,101
California Statewide Communities			State of Connecticut (credit support from
Development Authority			ACA)
5.00%, 12/01/2036(e)	4,500	4,912	6.60%, 07/01/2024 (c)	1,215	1,219
6.25%, 11/15/2019(b)	400	434			$5,730
6.63%, 11/15/2024(b)	500	586
			District of Columbia - 1.98%
California Statewide Communities			District of Columbia
Development Authority (credit support from			5.00%, 12/01/2023	1,785	2,032
FHA INS)			5.00%, 12/01/2024	715	814
6.63%, 08/01/2029(c)	890	1,057
			6.38%, 10/01/2034	1,000	1,185
California Statewide Communities			District of Columbia Water & Sewer
Development Authority (credit support from			Authority (credit support from AGM)
GNMA COLL)			5.50%, 10/01/2017 (c)	500	534
4.90%, 07/20/2039(c)	500	538
			District of Columbia Water & Sewer
City of Los Angeles Department of Airports			Authority (credit support from AGM-CR
5.00%, 05/15/2035	1,500	1,707	NATL)
City of Vernon CA Electric System Revenue			5.50%, 10/01/2041 (c)	2,000	2,137
5.13%, 08/01/2021	380	415			$6,702
5.13%, 08/01/2021	620	691

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2016 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

Florida - 1.70%			Indiana (continued)
City of Lakeland FL Department of Electric			Indiana Finance Authority (continued)
Utilities			5.38%, 11/01/2032	$1,000	$1,096
5.25%, 10/01/2036	$1,000	$1,360	Indiana Municipal Power Agency
County of Miami-Dade FL Aviation			6.00%, 01/01/2039	1,000	1,135
Revenue (credit support from AGC)			Town of Shoals IN
5.25%, 10/01/2033(c)	2,000	2,181	7.25%, 11/01/2043	700	788
Escambia County Health Facilities					$3,788
Authority (credit support from AMBAC)
5.95%, 07/01/2020(c)	65	69	Iowa- 0.38%
School Board of Miami-Dade			City of Altoona IA (credit support from CITY
County/The (credit support from AGC)			APPROP)
			5.75%, 06/01/2031 (c)	1,200	1,287
5.25%, 05/01/2028(c)	2,000	2,179
		$5,789
			Kansas - 0.34%
Georgia - 0.35%
			Kansas Development Finance Authority
City of Atlanta GA Water & Wastewater
			5.50%, 11/15/2029	1,000	1,148
Revenue
6.00%, 11/01/2027	1,000	1,176
			Kentucky - 1.77%
			Kentucky Economic Development Finance
Idaho- 0.74%
			Authority
Idaho Health Facilities Authority
			5.38%, 08/15/2024	1,000	1,089
6.65%, 02/15/2021	2,000	2,523
			5.63%, 08/15/2027	1,000	1,091
			Kentucky Economic Development Finance
Illinois - 12.76%			Authority (credit support from AGC)
Chicago O'Hare International Airport			6.00%, 12/01/2033 (c)	1,000	1,083
5.00%, 01/01/2033	2,000	2,369	Kentucky State Property & Building
City of Chicago IL			Commission (credit support from AGC)
5.00%, 01/01/2034	3,000	2,901	5.25%, 02/01/2025 (c)	1,000	1,113
5.25%, 01/01/2029	2,000	1,998	Paducah Electric Plant Board (credit support
7.13%, 03/15/2022	400	400	from AGC)
7.46%, 02/15/2026	684	482	5.25%, 10/01/2035 (c)	1,500	1,648
City of Chicago IL (credit support from AGC)					$6,024
5.25%, 01/01/2025(c)	2,000	2,088
City of Chicago IL Wastewater Transmission			Louisiana - 3.14%
Revenue			Juban Crossing Economic Development
5.00%, 01/01/2030	1,000	1,131	District
			7.00%, 09/15/2044 (b)	1,000	1,050
5.00%, 01/01/2032	1,000	1,119
5.00%, 01/01/2033	2,000	2,227	Lafayette Public Trust Financing
City of Chicago IL Wastewater Transmission			Authority (credit support from AGM)
			5.25%, 10/01/2030 (c)	1,000	1,147
Revenue (credit support from BHAC)
5.50%, 01/01/2038(c)	1,000	1,062	Louisiana Public Facilities Authority
City of Chicago IL Waterworks Revenue			8.00%, 07/01/2039	1,000	580
5.00%, 11/01/2028	1,000	1,137	8.38%, 07/01/2039	600	348
Gilberts Special Service Area No 24/IL			Louisiana Public Facilities Authority (credit
5.38%, 03/01/2034	303	267	support from FNMA)
			0.00%, 12/01/2019 (c),(f)	1,500	1,437
Huntley Special Service Area No
10/IL (credit support from AGC)			New Orleans Aviation Board (credit support
5.10%, 03/01/2029(c)	1,000	1,029	from AGC)
			6.00%, 01/01/2023 (c)	1,000	1,125
Illinois Finance Authority
5.00%, 11/01/2030	1,000	1,189	Parish of St John the Baptist LA
5.38%, 08/15/2024	500	560	5.13%, 06/01/2037	4,865	4,990
5.50%, 08/01/2037	1,000	1,060			$10,677
5.75%, 08/15/2030	1,050	1,214	Maryland - 0.35%
5.75%, 11/15/2037	1,500	1,615	Maryland Economic Development Corp
6.00%, 03/01/2038	1,540	1,710	5.75%, 06/01/2035	545	596
6.25%, 11/15/2035	1,000	1,155	Maryland Health & Higher Educational
6.50%, 11/01/2038	1,000	1,142	Facilities Authority
7.00%, 02/15/2018	210	225	6.00%, 07/01/2041	500	594
7.25%, 11/01/2038	1,000	1,160			$1,190
Illinois State Toll Highway Authority
5.00%, 12/01/2032	5,300	6,402	Massachusetts - 2.62%
5.00%, 01/01/2040(d)	2,000	2,341	Massachusetts Bay Transportation Authority
5.25%, 01/01/2030	1,000	1,131	5.25%, 07/01/2028	2,000	2,643
State of Illinois			Massachusetts Development Finance Agency
5.50%, 07/01/2027	3,410	3,855	5.75%, 12/01/2042	1,000	1,144
United City of Yorkville IL			Massachusetts Educational Financing
5.75%, 03/01/2028	500	509	Authority
		$43,478	4.90%, 07/01/2028	2,785	2,923
			Massachusetts Health & Educational Facilities
Indiana - 1.11%			Authority (credit support from GO OF UNIV)
Indiana Finance Authority			5.00%, 07/01/2038 (c)	1,000	1,051
5.00%, 10/01/2044	700	769

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2016 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

Massachusetts (continued)			New York (continued)
Massachusetts State College Building			Hudson Yards Infrastructure Corp
Authority (credit support from ST APPROP)			5.75%, 02/15/2047	$2,500	$2,939
5.50%, 05/01/2039(c)	$1,000	$1,138	Metropolitan Transportation Authority
		$8,899	5.00%, 11/15/2034	1,390	1,680
			5.25%, 11/15/2030	1,500	1,724
Michigan - 0.85%			New York City Industrial Development
City of Detroit MI Sewage Disposal System			Agency (credit support from AGC)
Revenue (credit support from AGM)			6.13%, 01/01/2029 (c)	1,000	1,126
7.00%, 07/01/2027(c)	1,500	1,739
			New York City Transitional Finance Authority
Wayne County Airport Authority			Building Aid Revenue (credit support from
5.00%, 12/01/2045	1,000	1,141	ST AID WITHHLDG)
		$2,880	5.25%, 01/15/2039 (c)	2,145	2,374
Minnesota - 1.09%			New York Liberty Development Corp
City of Minneapolis MN			5.00%, 11/15/2031	1,000	1,180
6.75%, 11/15/2032	500	574	5.00%, 09/15/2040	1,000	1,173
City of Minneapolis MN (credit support from			5.25%, 10/01/2035	4,625	5,872
AGC)			New York Liberty Development Corp (credit
6.50%, 11/15/2038(c)	165	188	support from GO OF AUTH)
6.50%, 11/15/2038(c)	835	941	5.00%, 12/15/2041 (c)	1,000	1,174
Forest Lake Independent School District No			New York State Dormitory Authority
831 (credit support from SD CRED PROG)			5.00%, 10/01/2046	2,000	2,845
3.25%, 02/01/2046(c),(e)	2,000	1,967	New York State Dormitory Authority (credit
		$3,670	support from AGC ST AID WITHHLDG)
			5.00%, 10/01/2023 (c)	2,000	2,237
Missouri - 0.56%			Tompkins County Development Corp
City of St Louis MO Airport Revenue (credit			5.00%, 07/01/2027	1,115	1,253
support from NATL)			Westchester County Local Development
5.50%, 07/01/2028(c)	1,500	1,910	Corp
			5.00%, 11/01/2046	2,500	2,851
Nebraska - 0.97%					$30,042
Municipal Energy Agency of Nebraska (credit			North Carolina - 0.34%
support from BHAC)			City of Raleigh NC Combined Enterprise
5.13%, 04/01/2029(c)	1,000	1,109
			System Revenue
OmahaPublicPower District			5.00%, 03/01/2031	1,000	1,152
5.50%, 02/01/2039	1,000	1,083
University of Nebraska
5.25%, 07/01/2039	1,000	1,100	Ohio- 2.29%
		$3,292	American Municipal Power Inc
			5.25%, 02/15/2033	2,575	3,026
Nevada - 1.63%			City of Cincinnati OH
County of Clark NV			5.00%, 12/01/2032	815	968
5.13%, 07/01/2034	1,000	1,119	City of Cleveland OH Airport System
Las Vegas Redevelopment Agency			Revenue (credit support from AGM)
5.00%, 06/15/2040	1,850	2,129	5.00%, 01/01/2024 (c),(e)	1,075	1,266
5.00%, 06/15/2045	2,000	2,289	Ohio Air Quality Development Authority
		$5,537	5.63%, 06/01/2018	1,000	1,068
			Ohio Housing Finance Agency (credit support
New Hampshire - 0.31%
			from GNMA/FNMA/FHLMC)
City of Manchester NH General Airport			5.20%, 09/01/2029 (c)	435	457
Revenue (credit support from AGM)
5.13%, 01/01/2030(c)	1,000	1,066	Ohio Water Development Authority
			4.00%, 01/01/2034	1,000	1,059
					$7,844
New Jersey - 2.53%
Casino Reinvestment Development Authority			Oklahoma - 0.24%
5.25%, 11/01/2039	750	777	Tulsa Airports Improvement Trust
New Jersey Economic Development			5.00%, 06/01/2035	700	802
Authority
5.00%, 09/01/2034	1,000	1,136	Pennsylvania - 3.79%
5.75%, 04/01/2031	1,005	1,178	Allegheny County Industrial Development
5.75%, 06/01/2031	550	621	Authority
New Jersey Housing & Mortgage Finance			6.00%, 07/15/2038	1,000	1,071
Agency			City of Scranton PA
6.38%, 10/01/2028	185	192	8.50%, 09/01/2022 (a)	600	630
New Jersey Transportation Trust Fund			Pennsylvania Economic Development
Authority			Financing Authority
5.25%, 06/15/2032	2,000	2,208	5.00%, 12/31/2034	3,000	3,437
5.25%, 06/15/2034	2,250	2,476	6.00%, 06/01/2031	500	500
		$8,588	Pennsylvania Turnpike Commission
			5.00%, 12/01/2045	2,000	2,309
New York - 8.83%
Brooklyn Arena Local Development Corp			5.00%, 12/01/2046	3,000	3,400
6.38%, 07/15/2043	1,400	1,614	5.75%, 12/01/2028	800	939

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2016 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

Pennsylvania (continued)			Virginia (continued)
Pennsylvania Turnpike			County of Botetourt VA (continued)
Commission (continued)			6.00%, 07/01/2044	$1,000		$1,048
6.00%, 12/01/2034	$500	$594	Fairfax County Industrial Development
		$12,880	Authority
			5.00%, 05/15/2035 (d)	700		806
South Carolina - 1.70%			Roanoke Economic Development Authority
South Carolina Jobs-Economic Development			6.63%, 12/01/2044	1,295		1,450
Authority (credit support from AGC)			Shops at White Oak Village Community
5.38%, 02/01/2029(c)	1,000	1,097
			Development Authority/The
South Carolina State Public Service			5.30%, 03/01/2017	100		102
Authority			Washington County Industrial Development
5.25%, 12/01/2055	4,000	4,690	Authority/VA
		$5,787	7.50%, 07/01/2029	750		857
Tennessee - 1.59%						$5,318
Metropolitan Government Nashville &			Washington - 1.79%
Davidson County Health & Educational Facs			FYI Properties
Bd			5.50%, 06/01/2039	1,000		1,121
5.00%, 07/01/2046	4,250	4,906	State of Washington
Shelby County Health Educational & Housing			6.40%, 06/01/2017	1,520		1,565
Facilities Board			Washington Health Care Facilities Authority
5.63%, 09/01/2026	500	505	7.38%, 03/01/2038	1,000		1,176
		$5,411	Washington Health Care Facilities
Texas- 7.96%			Authority (credit support from AGM)
			5.50%, 08/15/2038 (c)	1,000		1,083
Capital Area Cultural Education Facilities
Finance Corp			Washington Higher Education Facilities
6.13%, 04/01/2045	1,000	1,152	Authority
Central Texas Turnpike System			5.63%, 10/01/2040	1,000		1,112
5.00%, 08/15/2031	1,285	1,493				$6,057
City of Houston TX Airport System Revenue			West Virginia - 0.74%
5.00%, 07/01/2029	2,000	2,227	Berkeley County Public Service Sewer
Harris County Industrial Development Corp			District (credit support from BAM)
5.00%, 02/01/2023	400	442	3.38%, 06/01/2046 (c)	900		886
Harris County-Houston Sports Authority			County of Ohio WV
5.00%, 11/15/2030	3,000	3,547	5.85%, 06/01/2034	250		255
Metropolitan Transit Authority of Harris			West Virginia Hospital Finance Authority
County			5.50%, 06/01/2034	1,250		1,384
5.00%, 11/01/2033	1,000	1,234
						$2,525
New Hope Cultural Education Facilities Corp
5.00%, 07/01/2047	3,000	3,269	Wisconsin - 2.63%
North Texas Health Facilities Development			City of Superior WI (credit support from GO
Corp (credit support from AGM)			OF CORP)
5.00%, 09/01/2024(c)	1,000	1,050	5.38%, 11/01/2021 (c)	750		791
North Texas Tollway Authority			County of Milwaukee WI Airport
5.00%, 01/01/2045	1,000	1,147	Revenue (credit support from AGM)
5.63%, 01/01/2033	615	658	5.25%, 12/01/2025 (c)	4,000		4,109
5.63%, 01/01/2033	385	416	Public Finance Authority
5.75%, 01/01/2033	1,130	1,223	5.25%, 04/01/2030	1,400		1,493
Port Beaumont Navigation District			State of Wisconsin (credit support from ST
7.25%, 02/01/2036(b)	2,000	2,062	APPROP)
Sea Breeze Public Facility Corp			5.38%, 05/01/2025 (c)	1,000		1,131
6.50%, 01/01/2046	100	103	Wisconsin Health & Educational Facilities
Tarrant County Cultural Education Facilities			Authority
Finance Corp			6.38%, 02/15/2029	500		576
5.00%, 11/15/2037(e)	3,060	3,570	6.63%, 02/15/2039	720		835
Tarrant County Cultural Education Facilities						$8,935
Finance Corp (credit support from AGC)			TOTAL MUNICIPAL BONDS			$329,349
6.25%, 07/01/2028(c)	1,000	1,125	Total Investments			$330,886
Texas A&M University			Liability for Floating Rate Notes Issued in Conjunction with
5.00%, 05/15/2027	1,000	1,123	Securities Held - (2.53)%
Texas Private Activity Bond Surface			Notes with an interest rate of 0.44% - 0.49% at	$(8,621	) $	(8,621)
Transportation Corp			April 30, 2016 and contractual maturity of
7.00%, 12/31/2038	1,000	1,258	collateral from 2017-2024.(g)
		$27,099	Total Net Investments			$322,265
Virgin Islands - 0.21%			Other Assets and Liabilities - 5.26%			$17,902
Virgin Islands Public Finance Authority			TOTAL NET ASSETS - 100.00%			$340,167
5.00%, 10/01/2025	650	727

			(a) Security is Illiquid. At the end of the period, the value of these securities
Virginia - 1.57%			totaled $2,167 or 0.64% of net assets.
County of Botetourt VA
6.00%, 07/01/2034	1,000	1,055

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2016 (unaudited)

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $12,123 or 3.56% of net assets.
(c)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(d)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(e)	Security purchased on a when-issued basis.
(f)	Non-Income Producing Security
(g)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at April 30, 2016.

Portfolio Summary (unaudited)

Sector	Percent
Revenue Bonds	61.80%
Insured	17.56%
Prerefunded	8.85%
General Obligation Unlimited	6.17%
Tax Allocation	1.57%
Government	0.45%
Special Assessment	0.38%
Certificate Participation	0.26%
Special Tax	0.23%
Liability For Floating Rate Notes Issued	(2.53)%
Other Assets and Liabilities	5.26%
TOTAL NET ASSETS	100.00%

See accompanying notes

Glossary to the Schedule of Investments
April 30, 2016 (unaudited)

Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Rouble
SEK	Swedish Krona
TRY	Turkish Lira
USD/$	United States Dollar
ZAR	South African Rand

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period
CALIFORNIA MUNICIPAL FUND
Institutional shares
2016	(b)	$10.46	$0.20	$0.31	$0.51	($0.22)	($0.22)	$10.75
2015	(g)	10.62	0.29	(0.12)	0.17	(0.33)	(0.33)	10.46

See accompanying notes

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC. (unaudited)

					Ratio of Net
			Ratio of Expenses	Ratio of Expenses to Average Net	Investment Income
		Net Assets, End of	to Average Net	Assets (Excluding Interest Expense	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets	Fees)	Assets		Turnover Rate

4.91	%(c)	$2,197	0.63%(d),(e)	0.60%(d),(e),(f)	3.71	%(d)	29.9	%(d)

1.67	(c)	141	0.63 (d),(e)	0.60 (d),(e),(f)	4.09	(d)	26.6	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2016.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Reflects Manager's contractual expense limit.
(f)	Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(g)	Period from February 27, 2015, date operations commenced, through October 31, 2015.

See accompanying notes

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends		Total
		Value,	Investment	and Unrealized	Total From	from Net	Tax Return	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	of Capital	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distribution	Distributions	of Period
CORE PLUS BOND FUND
Class J shares
2016	(c)	$10.87	$0.12	$0.11	$0.23	($0.11)	$–	($0.11)	$10.99
2015		11.03	0.23	(0.15)	0.08	(0.24)	–	(0.24)	10.87
2014		10.86	0.23	0.19	0.42	(0.25)	–	(0.25)	11.03
2013		11.16	0.24	(0.31)	(0.07)	(0.23)	–	(0.23)	10.86
2012		10.69	0.28	0.51	0.79	(0.32)	–	(0.32)	11.16
2011		10.63	0.37	0.07	0.44	(0.37)	(0.01)	(0.38)	10.69
Institutional shares
2016	(c)	10.79	0.14	0.12	0.26	(0.13)	–	(0.13)	10.92
2015		10.96	0.28	(0.17)	0.11	(0.28)	–	(0.28)	10.79
2014		10.79	0.27	0.20	0.47	(0.30)	–	(0.30)	10.96
2013		11.09	0.28	(0.30)	(0.02)	(0.28)	–	(0.28)	10.79
2012		10.62	0.33	0.51	0.84	(0.37)	–	(0.37)	11.09
2011		10.57	0.41	0.07	0.48	(0.42)	(0.01)	(0.43)	10.62
R-1 shares
2016	(c)	10.79	0.09	0.13	0.22	(0.09)	–	(0.09)	10.92
2015		10.96	0.18	(0.16)	0.02	(0.19)	–	(0.19)	10.79
2014		10.79	0.18	0.19	0.37	(0.20)	–	(0.20)	10.96
2013		11.09	0.19	(0.31)	(0.12)	(0.18)	–	(0.18)	10.79
2012		10.62	0.24	0.50	0.74	(0.27)	–	(0.27)	11.09
2011		10.57	0.32	0.07	0.39	(0.33)	(0.01)	(0.34)	10.62
R-2 shares
2016	(c)	10.69	0.10	0.11	0.21	(0.09)	–	(0.09)	10.81
2015		10.86	0.19	(0.16)	0.03	(0.20)	–	(0.20)	10.69
2014		10.70	0.19	0.19	0.38	(0.22)	–	(0.22)	10.86
2013		10.99	0.20	(0.29)	(0.09)	(0.20)	–	(0.20)	10.70
2012		10.53	0.25	0.50	0.75	(0.29)	–	(0.29)	10.99
2011		10.48	0.33	0.07	0.40	(0.34)	(0.01)	(0.35)	10.53
R-3 shares
2016	(c)	10.73	0.11	0.12	0.23	(0.10)	–	(0.10)	10.86
2015		10.90	0.21	(0.16)	0.05	(0.22)	–	(0.22)	10.73
2014		10.74	0.21	0.19	0.40	(0.24)	–	(0.24)	10.90
2013		11.03	0.22	(0.29)	(0.07)	(0.22)	–	(0.22)	10.74
2012		10.57	0.27	0.50	0.77	(0.31)	–	(0.31)	11.03
2011		10.52	0.35	0.07	0.42	(0.36)	(0.01)	(0.37)	10.57
R-4 shares
2016	(c)	10.93	0.12	0.12	0.24	(0.11)	–	(0.11)	11.06
2015		11.10	0.24	(0.17)	0.07	(0.24)	–	(0.24)	10.93
2014		10.92	0.24	0.20	0.44	(0.26)	–	(0.26)	11.10
2013		11.22	0.24	(0.30)	(0.06)	(0.24)	–	(0.24)	10.92
2012		10.74	0.29	0.52	0.81	(0.33)	–	(0.33)	11.22
2011		10.68	0.38	0.07	0.45	(0.38)	(0.01)	(0.39)	10.74
R-5 shares
2016	(c)	10.74	0.12	0.13	0.25	(0.12)	–	(0.12)	10.87
2015		10.91	0.25	(0.17)	0.08	(0.25)	–	(0.25)	10.74
2014		10.75	0.24	0.19	0.43	(0.27)	–	(0.27)	10.91
2013		11.04	0.25	(0.29)	(0.04)	(0.25)	–	(0.25)	10.75
2012		10.58	0.30	0.50	0.80	(0.34)	–	(0.34)	11.04
2011		10.53	0.38	0.07	0.45	(0.39)	(0.01)	(0.40)	10.58

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

2.18%(d),(e)		$156,902	0.82%	(f)	0.86%(f)	2.28%	(f)	179.9%	(f)
0.71	(e)	157,975	0.89		0.92	2.14		208.3
3.95	(e)	166,719	0.92		0.96	2.11		204.5
(0.61	) (e)	173,945	0.94		1.14	2.17		205.6
7.49	(e)	201,223	0.99		1.20	2.60		218.6
4.27	(e)	203,129	0.98		1.12	3.46		265.5

2.45	(d)	3,755,936	0.50	(f)	–	2.60	(f)	179.9	(f)
1.01		3,861,879	0.50		–	2.53		208.3
4.40		3,556,478	0.52	(g)	–	2.49		204.5
(0.20)		1,925,899	0.52	(g)	–	2.58		205.6
8.04		1,828,579	0.53	(g)	–	3.04		218.6
4.67		1,478,603	0.53	(g)	–	3.91		265.5

2.01	(d)	6,032	1.38	(f)	–	1.72	(f)	179.9	(f)
0.14		6,480	1.38		–	1.67		208.3
3.49		4,667	1.40		–	1.64		204.5
(1.07)		5,969	1.40		–	1.71		205.6
7.10		11,645	1.41		–	2.18		218.6
3.75		11,158	1.41		–	3.03		265.5

2.00	(d)	11,360	1.25	(f)	–	1.85	(f)	179.9	(f)
0.28		11,029	1.25		–	1.79		208.3
3.57		10,799	1.27		–	1.77		204.5
(0.85)		14,978	1.27		–	1.83		205.6
7.21		19,392	1.28		–	2.32		218.6
3.93		20,576	1.28		–	3.18		265.5

2.18	(d)	29,369	1.07	(f)	–	2.03	(f)	179.9	(f)
0.45		30,643	1.07		–	1.97		208.3
3.74		27,332	1.09		–	1.95		204.5
(0.67)		32,743	1.09		–	2.01		205.6
7.37		38,896	1.10		–	2.50		218.6
4.10		41,063	1.10		–	3.34		265.5

2.23	(d)	21,484	0.88	(f)	–	2.22	(f)	179.9	(f)
0.63		23,662	0.88		–	2.16		208.3
4.05		27,091	0.90		–	2.14		204.5
(0.57)		30,315	0.90		–	2.20		205.6
7.64		37,187	0.91		–	2.67		218.6
4.32		32,495	0.91		–	3.53		265.5

2.33	(d)	56,359	0.76	(f)	–	2.34	(f)	179.9	(f)
0.76		60,816	0.76		–	2.29		208.3
4.06		46,871	0.78		–	2.26		204.5
(0.37)		44,281	0.78		–	2.32		205.6
7.70		70,930	0.79		–	2.79		218.6
4.41		63,753	0.79		–	3.66		265.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period
DIVERSIFIED INTERNATIONAL FUND
Class J shares
2016	(c)	$11.43	$0.07	($0.28)	($0.21)	($0.12)	($0.12)	$11.10
2015		11.83	0.16	(0.43)	(0.27)	(0.13)	(0.13)	11.43
2014		11.67	0.14	0.21	0.35	(0.19)	(0.19)	11.83
2013		9.77	0.15	1.92	2.07	(0.17)	(0.17)	11.67
2012		9.31	0.16	0.41	0.57	(0.11)	(0.11)	9.77
2011		9.70	0.15	(0.45)	(0.30)	(0.09)	(0.09)	9.31
Institutional shares
2016	(c)	11.53	0.09	(0.28)	(0.19)	(0.17)	(0.17)	11.17
2015		11.94	0.21	(0.44)	(0.23)	(0.18)	(0.18)	11.53
2014		11.77	0.19	0.21	0.40	(0.23)	(0.23)	11.94
2013		9.87	0.20	1.92	2.12	(0.22)	(0.22)	11.77
2012		9.40	0.21	0.41	0.62	(0.15)	(0.15)	9.87
2011		9.79	0.20	(0.44)	(0.24)	(0.15)	(0.15)	9.40
R-1 shares
2016	(c)	11.48	0.04	(0.28)	(0.24)	(0.06)	(0.06)	11.18
2015		11.87	0.11	(0.43)	(0.32)	(0.07)	(0.07)	11.48
2014		11.70	0.09	0.20	0.29	(0.12)	(0.12)	11.87
2013		9.80	0.11	1.91	2.02	(0.12)	(0.12)	11.70
2012		9.33	0.13	0.40	0.53	(0.06)	(0.06)	9.80
2011		9.72	0.11	(0.44)	(0.33)	(0.06)	(0.06)	9.33
R-2 shares
2016	(c)	11.43	0.05	(0.28)	(0.23)	(0.07)	(0.07)	11.13
2015		11.83	0.12	(0.43)	(0.31)	(0.09)	(0.09)	11.43
2014		11.67	0.09	0.21	0.30	(0.14)	(0.14)	11.83
2013		9.77	0.12	1.92	2.04	(0.14)	(0.14)	11.67
2012		9.30	0.14	0.40	0.54	(0.07)	(0.07)	9.77
2011		9.69	0.12	(0.44)	(0.32)	(0.07)	(0.07)	9.30
R-3 shares
2016	(c)	11.48	0.06	(0.27)	(0.21)	(0.10)	(0.10)	11.17
2015		11.89	0.14	(0.44)	(0.30)	(0.11)	(0.11)	11.48
2014		11.72	0.12	0.22	0.34	(0.17)	(0.17)	11.89
2013		9.83	0.14	1.91	2.05	(0.16)	(0.16)	11.72
2012		9.35	0.16	0.41	0.57	(0.09)	(0.09)	9.83
2011		9.75	0.14	(0.45)	(0.31)	(0.09)	(0.09)	9.35
R-4 shares
2016	(c)	11.66	0.07	(0.29)	(0.22)	(0.12)	(0.12)	11.32
2015		12.07	0.17	(0.45)	(0.28)	(0.13)	(0.13)	11.66
2014		11.90	0.14	0.22	0.36	(0.19)	(0.19)	12.07
2013		9.97	0.16	1.95	2.11	(0.18)	(0.18)	11.90
2012		9.49	0.18	0.41	0.59	(0.11)	(0.11)	9.97
2011		9.89	0.17	(0.46)	(0.29)	(0.11)	(0.11)	9.49
R-5 shares
2016	(c)	11.64	0.08	(0.29)	(0.21)	(0.14)	(0.14)	11.29
2015		12.05	0.18	(0.44)	(0.26)	(0.15)	(0.15)	11.64
2014		11.88	0.16	0.22	0.38	(0.21)	(0.21)	12.05
2013		9.96	0.17	1.94	2.11	(0.19)	(0.19)	11.88
2012		9.48	0.19	0.41	0.60	(0.12)	(0.12)	9.96
2011		9.88	0.18	(0.46)	(0.28)	(0.12)	(0.12)	9.48

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

(1.81)%(d),(e)		$171,952	1.18	%(f)	1.23%(f)	1.33	%(f)	45.1	%(f)
(2.26	) (e)	181,039	1.25		1.28	1.38		51.7
2.98	(e)	200,044	1.26		1.30	1.16		67.0
21.40	(e)	204,288	1.30		1.50	1.43		76.9
6.23	(e)	183,831	1.40		1.59	1.76		74.2
(3.16	) (e)	194,184	1.38		1.52	1.52		75.7	(g)

(1.66	) (d)	6,385,796	0.85	(f)	–	1.73	(f)	45.1	(f)
(1.90)		5,579,231	0.85		–	1.75		51.7
3.45		4,849,850	0.85		–	1.58		67.0
21.79		4,208,838	0.87		0.87	1.89		76.9
6.76		2,833,609	0.89		0.89	2.25		74.2
(2.61)		2,101,900	0.91		0.91	1.95		75.7	(g)

(2.08	) (d)	4,726	1.73	(f)	–	0.75	(f)	45.1	(f)
(2.80	) (h)	5,298	1.73		–	0.89		51.7
2.56	(h)	6,020	1.73		–	0.72		67.0
20.82		7,021	1.74		–	0.99		76.9
5.81		7,944	1.76		–	1.42		74.2
(3.48)		8,504	1.79		–	1.11		75.7	(g)

(1.96) (d),(h)		6,988	1.60	(f)	–	0.97	(f)	45.1	(f)
(2.64)		6,922	1.60		–	1.01		51.7
2.60		9,816	1.60		–	0.79		67.0
21.04		12,328	1.61		–	1.13		76.9
5.92		13,572	1.63		–	1.54		74.2
(3.39)		15,277	1.66		–	1.25		75.7	(g)

(1.85	) (d)	32,723	1.42	(f)	–	1.07	(f)	45.1	(f)
(2.54)		37,260	1.42		–	1.18		51.7
2.89		50,493	1.42		–	1.00		67.0
21.11		56,229	1.43		–	1.30		76.9
6.24		53,185	1.45		–	1.70		74.2
(3.25)		61,344	1.48		–	1.44		75.7	(g)

(1.87	) (d)	33,611	1.23	(f)	–	1.26	(f)	45.1	(f)
(2.30)		36,818	1.23		–	1.39		51.7
3.05		41,798	1.23		–	1.17		67.0
21.44		51,609	1.24		–	1.51		76.9
6.35		41,896	1.26		–	1.91		74.2
(3.04)		43,879	1.29		–	1.63		75.7	(g)

(1.83	) (d)	62,111	1.11	(f)	–	1.37	(f)	45.1	(f)
(2.16)		70,739	1.11		–	1.51		51.7
3.18		79,982	1.11		–	1.33		67.0
21.51		81,793	1.12		–	1.60		76.9
6.50		80,363	1.14		–	2.00		74.2
(2.90)		80,613	1.17		–	1.75		75.7	(g)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Portfolio turnover rate excludes approximately $86,522,000 of sales from portfolio realignment from the acquisition of International Growth Fund.
(h)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period
EQUITY INCOME FUND
Institutional shares
2016	(b)	$25.83	$0.33	$0.13	$0.46	($0.32)	($0.32)	$25.97
2015		26.30	0.64	(0.50)	0.14	(0.61)	(0.61)	25.83
2014		23.17	0.65	3.04	3.69	(0.56)	(0.56)	26.30
2013		19.49	0.64	3.65	4.29	(0.61)	(0.61)	23.17
2012		17.59	0.58	1.87	2.45	(0.55)	(0.55)	19.49
2011		16.93	0.56	0.64	1.20	(0.54)	(0.54)	17.59
R-1 shares
2016	(b)	25.71	0.22	0.12	0.34	(0.20)	(0.20)	25.85
2015		26.17	0.41	(0.49)	(0.08)	(0.38)	(0.38)	25.71
2014		23.06	0.45	3.00	3.45	(0.34)	(0.34)	26.17
2013		19.40	0.45	3.64	4.09	(0.43)	(0.43)	23.06
2012		17.52	0.42	1.86	2.28	(0.40)	(0.40)	19.40
2011		16.89	0.39	0.66	1.05	(0.42)	(0.42)	17.52
R-2 shares
2016	(b)	25.79	0.24	0.12	0.36	(0.22)	(0.22)	25.93
2015		26.26	0.45	(0.51)	(0.06)	(0.41)	(0.41)	25.79
2014		23.13	0.47	3.04	3.51	(0.38)	(0.38)	26.26
2013		19.46	0.48	3.65	4.13	(0.46)	(0.46)	23.13
2012		17.57	0.43	1.89	2.32	(0.43)	(0.43)	19.46
2011		16.89	0.41	0.66	1.07	(0.39)	(0.39)	17.57
R-3 shares
2016	(b)	25.73	0.26	0.11	0.37	(0.24)	(0.24)	25.86
2015		26.19	0.50	(0.50)	–	(0.46)	(0.46)	25.73
2014		23.07	0.51	3.03	3.54	(0.42)	(0.42)	26.19
2013		19.41	0.51	3.65	4.16	(0.50)	(0.50)	23.07
2012		17.53	0.46	1.88	2.34	(0.46)	(0.46)	19.41
2011		16.89	0.45	0.64	1.09	(0.45)	(0.45)	17.53
R-4 shares
2016	(b)	25.77	0.28	0.12	0.40	(0.27)	(0.27)	25.90
2015		26.24	0.54	(0.49)	0.05	(0.52)	(0.52)	25.77
2014		23.12	0.56	3.03	3.59	(0.47)	(0.47)	26.24
2013		19.45	0.55	3.66	4.21	(0.54)	(0.54)	23.12
2012		17.56	0.49	1.89	2.38	(0.49)	(0.49)	19.45
2011		16.92	0.46	0.66	1.12	(0.48)	(0.48)	17.56
R-5 shares
2016	(b)	25.81	0.31	0.10	0.41	(0.28)	(0.28)	25.94
2015		26.28	0.58	(0.50)	0.08	(0.55)	(0.55)	25.81
2014		23.15	0.59	3.04	3.63	(0.50)	(0.50)	26.28
2013		19.47	0.59	3.65	4.24	(0.56)	(0.56)	23.15
2012		17.58	0.51	1.89	2.40	(0.51)	(0.51)	19.47
2011		16.93	0.50	0.65	1.15	(0.50)	(0.50)	17.58

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
			Ratio of Expenses		Investment Income
		Net Assets, End of	to Average Net		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Assets		Turnover Rate

1.80	%(c)	$3,957,873	0.52	%(d)	2.64	%(d)	19.5	%(d)
0.55		3,921,558	0.52		2.44		15.8
16.08		4,325,786	0.52		2.63		14.5
22.39		3,791,024	0.52		2.99		16.4
14.10		3,105,517	0.52		3.09		23.5
7.15		2,527,743	0.52		3.20		16.6

1.32	(c)	2,123	1.39	(d)	1.81	(d)	19.5	(d)
(0.29)		3,194	1.39		1.57		15.8
15.06		3,135	1.39		1.81		14.5
21.36		3,661	1.39		2.11		16.4
13.09		2,790	1.39		2.24		23.5
6.23		2,495	1.39		2.24		16.6

1.42	(c)	5,565	1.26	(d)	1.90	(d)	19.5	(d)
(0.21)		5,605	1.26		1.71		15.8
15.25		7,068	1.26		1.90		14.5
21.48		8,608	1.26		2.27		16.4
13.29		7,317	1.26		2.29		23.5
6.39		3,313	1.26		2.33		16.6

1.48	(c)	62,702	1.08	(d)	2.09	(d)	19.5	(d)
0.01		68,044	1.08		1.89		15.8
15.47		80,594	1.08		2.06		14.5
21.72		72,261	1.08		2.39		16.4
13.45		44,323	1.08		2.47		23.5
6.53		22,727	1.08		2.56		16.6

1.61 (c)	,(e)	53,741	0.89	(d)	2.28	(d)	19.5	(d)
0.18		56,958	0.89		2.07		15.8
15.64		54,861	0.89		2.26		14.5
21.94		50,967	0.89		2.59		16.4
13.70		31,695	0.89		2.61		23.5
6.70		11,013	0.89		2.65		16.6

1.63	(c)	98,282	0.77	(d)	2.45	(d)	19.5	(d)
0.30		165,486	0.77		2.19		15.8
15.81		168,487	0.77		2.37		14.5
22.11		142,322	0.77		2.73		16.4
13.81		106,715	0.77		2.71		23.5
6.86		27,719	0.77		2.87		16.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2016.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
GLOBAL DIVERSIFIED INCOME FUND
Institutional shares
2016	(b)	$13.54	$0.38	($0.20)	$0.18	($0.42)	$–	($0.42)	$13.30
2015		14.71	0.70	(0.87)	(0.17)	(0.65)	(0.35)	(1.00)	13.54
2014		14.19	0.67	0.51	1.18	(0.66)	–	(0.66)	14.71
2013		14.10	0.71	0.21	0.92	(0.71)	(0.12)	(0.83)	14.19
2012		12.94	0.81	1.15	1.96	(0.76)	(0.04)	(0.80)	14.10
2011		13.31	0.83	(0.35)	0.48	(0.74)	(0.11)	(0.85)	12.94
GLOBAL REAL ESTATE SECURITIES FUND
Institutional shares
2016	(b)	9.32	0.11	(0.02)	0.09	(0.16)	(0.16)	(0.32)	9.09
2015		9.26	0.14	0.23	0.37	(0.26)	(0.05)	(0.31)	9.32
2014		8.79	0.14	0.80	0.94	(0.19)	(0.28)	(0.47)	9.26
2013		8.25	0.16	0.99	1.15	(0.46)	(0.15)	(0.61)	8.79
2012		7.07	0.15	1.21	1.36	(0.18)	–	(0.18)	8.25
2011		7.18	0.12	(0.07)	0.05	(0.12)	(0.04)	(0.16)	7.07
R-3 shares
2016	(h)	8.61	0.03	0.47	0.50	(0.02)	–	(0.02)	9.09
R-4 shares
2016	(h)	8.61	0.03	0.48	0.51	(0.03)	–	(0.03)	9.09
R-5 shares
2016	(h)	8.61	0.04	0.47	0.51	(0.03)	–	(0.03)	9.09
R-6 shares
2016	(b)	9.32	0.12	(0.02)	0.10	(0.16)	(0.16)	(0.32)	9.10
2015	(i)	9.28	0.12	0.23	0.35	(0.26)	(0.05)	(0.31)	9.32

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Expenses to
					Average Net Assets
					(Excluding
					Dividends and		Ratio of Net
			Ratio of Expenses		Interest Expense on		Investment Income
		Net Assets, End of	to Average Net		Shorts and Short Sale		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Fees)		Assets		Turnover Rate

1.37%(c),(d)		$3,490,592	0.85	%(e)	0.77%(e),(f)		5.90	%(e)	92.1	%(e)
(1.19)		3,371,424	0.78		0.77	(f)	4.99		76.9
8.47		1,383,778	0.86		0.77	(f)	4.59		83.4
6.75		876,282	0.83	(g)	0.78	(f)	5.02		79.0
15.67		751,759	0.80	(g)	–		6.01		50.8
3.61		553,989	0.81	(g)	–		6.27		47.6

1.09	(c)	2,546,142	0.90	(e)	N/A		2.56	(e)	74.4	(e)
4.09		2,521,188	0.90	(g)	N/A		1.55		47.5
11.46		2,076,053	0.90	(g)	N/A		1.57		29.3
14.49		1,470,065	0.92	(g)	N/A		1.86		52.4
19.67		1,077,821	0.93	(g)	N/A		1.92		87.9
0.74		246,174	0.95	(g)	N/A		1.67		78.8

5.85	(c)	11	1.42	(e)	N/A		2.17	(e)	74.4	(e)

5.87	(c)	11	1.23	(e)	N/A		2.34	(e)	74.4	(e)

5.88	(c)	11	1.11	(e)	N/A		2.48	(e)	74.4	(e)

1.20	(c)	524	0.94 (e)	,(g)	N/A		2.74	(e)	74.4	(e)
3.83	(c)	39	0.94 (e)	,(g)	N/A		1.42	(e)	47.5	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2016.
(c)	Total return amounts have not been annualized.
(d)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e)	Computed on an annualized basis.
(f)	Excludes dividends and interest expense on short sales and short sale fees. See "Operating Policies" in notes to financial statements.
(g)	Reflects Manager's contractual expense limit.
(h)	Period from March 1, 2016, date operations commenced, through April 30, 2016.
(i)	Period from November 25, 2014, date operations commenced, through October 31, 2015.

See accompanying notes

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period
GOVERNMENT & HIGH QUALITY BOND FUND
Class J shares
2016	(c)	$10.95	$0.15	$0.04	$0.19	($0.19)	($0.19)	$10.95
2015		11.05	0.24	(0.05)	0.19	(0.29)	(0.29)	10.95
2014		10.99	0.23	0.13	0.36	(0.30)	(0.30)	11.05
2013		11.38	0.23	(0.31)	(0.08)	(0.31)	(0.31)	10.99
2012		11.28	0.29	0.19	0.48	(0.38)	(0.38)	11.38
2011		11.30	0.35	0.02	0.37	(0.39)	(0.39)	11.28
Institutional shares
2016	(c)	10.94	0.16	0.04	0.20	(0.20)	(0.20)	10.94
2015		11.04	0.28	(0.05)	0.23	(0.33)	(0.33)	10.94
2014		10.98	0.27	0.14	0.41	(0.35)	(0.35)	11.04
2013		11.37	0.27	(0.31)	(0.04)	(0.35)	(0.35)	10.98
2012		11.27	0.34	0.19	0.53	(0.43)	(0.43)	11.37
2011		11.29	0.40	0.03	0.43	(0.45)	(0.45)	11.27
R-1 shares
2016	(c)	10.94	0.12	0.05	0.17	(0.16)	(0.16)	10.95
2015		11.04	0.19	(0.05)	0.14	(0.24)	(0.24)	10.94
2014		10.99	0.19	0.12	0.31	(0.26)	(0.26)	11.04
2013		11.38	0.19	(0.31)	(0.12)	(0.27)	(0.27)	10.99
2012		11.27	0.26	0.19	0.45	(0.34)	(0.34)	11.38
2011		11.29	0.32	0.02	0.34	(0.36)	(0.36)	11.27
R-2 shares
2016	(c)	10.94	0.13	0.04	0.17	(0.17)	(0.17)	10.94
2015		11.04	0.21	(0.05)	0.16	(0.26)	(0.26)	10.94
2014		10.99	0.20	0.12	0.32	(0.27)	(0.27)	11.04
2013		11.38	0.20	(0.31)	(0.11)	(0.28)	(0.28)	10.99
2012		11.27	0.27	0.20	0.47	(0.36)	(0.36)	11.38
2011		11.29	0.33	0.03	0.36	(0.38)	(0.38)	11.27
R-3 shares
2016	(c)	10.94	0.14	0.05	0.19	(0.18)	(0.18)	10.95
2015		11.04	0.23	(0.05)	0.18	(0.28)	(0.28)	10.94
2014		10.99	0.22	0.12	0.34	(0.29)	(0.29)	11.04
2013		11.38	0.22	(0.31)	(0.09)	(0.30)	(0.30)	10.99
2012		11.27	0.29	0.20	0.49	(0.38)	(0.38)	11.38
2011		11.29	0.35	0.03	0.38	(0.40)	(0.40)	11.27
R-4 shares
2016	(c)	10.95	0.15	0.04	0.19	(0.19)	(0.19)	10.95
2015		11.04	0.25	(0.04)	0.21	(0.30)	(0.30)	10.95
2014		10.99	0.24	0.13	0.37	(0.32)	(0.32)	11.04
2013		11.38	0.24	(0.31)	(0.07)	(0.32)	(0.32)	10.99
2012		11.27	0.31	0.20	0.51	(0.40)	(0.40)	11.38
2011		11.29	0.37	0.03	0.40	(0.42)	(0.42)	11.27
R-5 shares
2016	(c)	10.95	0.15	0.05	0.20	(0.20)	(0.20)	10.95
2015		11.05	0.26	(0.05)	0.21	(0.31)	(0.31)	10.95
2014		11.00	0.26	0.12	0.38	(0.33)	(0.33)	11.05
2013		11.39	0.26	(0.32)	(0.06)	(0.33)	(0.33)	11.00
2012		11.28	0.32	0.20	0.52	(0.41)	(0.41)	11.39
2011		11.30	0.38	0.03	0.41	(0.43)	(0.43)	11.28

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

1.73%(d),(e)		$141,220	0.81%	(f)	0.85%(f)	2.71%	(f)	29.4%	(f)
1.75	(e)	133,414	0.85		0.90	2.19		31.0
3.37	(e)	135,736	0.89		0.93	2.12		32.8
(0.75	) (e)	144,809	0.94		1.14	2.02		41.1
4.28	(e)	156,522	1.00		1.23	2.53		52.8
3.40	(e)	123,734	1.00		1.16	3.11		104.7

1.88	(d)	1,000,595	0.53	(f)	–	2.99	(f)	29.4	(f)
2.08		1,001,014	0.52		–	2.51		31.0
3.77		1,086,207	0.51		–	2.50		32.8
(0.33)		1,098,217	0.51		–	2.45		41.1
4.80		1,044,466	0.51		–	3.04		52.8
3.91		1,020,836	0.51		–	3.60		104.7

1.49 (d)	,(g)	2,865	1.29 (f)	,(h)	–	2.23	(f)	29.4	(f)
1.40	(g)	2,703	1.29	(h)	–	1.75		31.0
2.86		2,480	1.29	(h)	–	1.72		32.8
(1.10)		3,151	1.29	(h)	–	1.67		41.1
4.07		3,722	1.29	(h)	–	2.25		52.8
3.11		3,517	1.29	(h)	–	2.84		104.7

1.56	(d)	11,360	1.16 (f)	,(h)	–	2.38	(f)	29.4	(f)
1.44		7,499	1.16	(h)	–	1.87		31.0
3.00		4,914	1.16	(h)	–	1.85		32.8
(0.97)		5,207	1.16	(h)	–	1.80		41.1
4.21		6,464	1.16	(h)	–	2.39		52.8
3.24		7,276	1.16	(h)	–	2.96		104.7

1.65 (d)	,(g)	16,429	0.98 (f)	,(h)	–	2.54	(f)	29.4	(f)
1.62		17,243	0.98	(h)	–	2.05		31.0
3.18		16,350	0.98	(h)	–	2.03		32.8
(0.80)		17,952	0.98	(h)	–	1.98		41.1
4.40		21,930	0.98	(h)	–	2.56		52.8
3.43		20,798	0.98	(h)	–	3.13		104.7

1.74	(d)	10,727	0.79 (f)	,(h)	–	2.73	(f)	29.4	(f)
1.90		10,391	0.79	(h)	–	2.25		31.0
3.38		10,900	0.79	(h)	–	2.22		32.8
(0.61)		10,708	0.79	(h)	–	2.17		41.1
4.59		11,093	0.79	(h)	–	2.75		52.8
3.62		9,295	0.79	(h)	–	3.31		104.7

1.80	(d)	23,665	0.67 (f)	,(h)	–	2.85	(f)	29.4	(f)
1.93		22,979	0.67	(h)	–	2.36		31.0
3.50		20,405	0.67	(h)	–	2.34		32.8
(0.49)		19,242	0.67	(h)	–	2.29		41.1
4.72		21,996	0.67	(h)	–	2.87		52.8
3.74		17,909	0.67	(h)	–	3.44		104.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(h)	Reflects Manager's contractual expense limit.

See accompanying notes

		FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC. (unaudited)

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
HIGH YIELD FUND
Institutional shares
2016	(b)	$7.12	$0.21	($0.15)	$0.06	($0.24)	$–	($0.24)	$6.94
2015		7.67	0.42	(0.46)	(0.04)	(0.43)	(0.08)	(0.51)	7.12
2014		7.90	0.46	(0.04)	0.42	(0.49)	(0.16)	(0.65)	7.67
2013		7.80	0.51	0.20	0.71	(0.54)	(0.07)	(0.61)	7.90
2012		7.69	0.55	0.39	0.94	(0.57)	(0.26)	(0.83)	7.80
2011		8.15	0.63	(0.28)	0.35	(0.66)	(0.15)	(0.81)	7.69
HIGH YIELD FUND I
Institutional shares
2016	(b)	9.65	0.27	(0.13)	0.14	(0.28)	–	(0.28)	9.51
2015		10.49	0.55	(0.76)	(0.21)	(0.55)	(0.08)	(0.63)	9.65
2014		10.76	0.58	(0.06)	0.52	(0.58)	(0.21)	(0.79)	10.49
2013		11.37	0.65	0.27	0.92	(1.22)	(0.31)	(1.53)	10.76
2012		11.05	0.73	0.54	1.27	(0.73)	(0.22)	(0.95)	11.37
2011		11.64	0.83	(0.42)	0.41	(0.85)	(0.15)	(1.00)	11.05

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets		Assets		Turnover Rate

0.97	%(c)	$1,632,062	0.61	%(d)	0.63	%(d)	6.37	%(d)	38.1	%(d)
(0.49)		1,641,089	0.60		0.60	(e)	5.71		45.1
5.58		992,990	0.59		0.59	(e)	5.84		51.7
9.31		919,683	0.58		0.59	(e)	6.52		69.6
13.17		721,892	0.56		0.59	(e)	7.19		82.6
4.45		744,655	0.56		0.57	(e)	7.91		82.8

1.53	(c)	880,999	0.67	(d)	–		6.00	(d)	45.4	(d)
(2.11)		872,382	0.65		–		5.40		49.6
4.99		1,789,770	0.64		–		5.44		43.2
8.72		1,495,205	0.65		–		6.00		67.0
12.65		1,189,513	0.65		–		6.75		75.0
3.87		1,633,132	0.65		–		7.50		67.4

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2016.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Excludes expense reimbursement from Manager.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period
INCOME FUND
Class J shares
2016	(c)	$9.50	$0.14	$0.06	$0.20	($0.17)	($0.17)	$9.53
2015		9.78	0.27	(0.26)	0.01	(0.29)	(0.29)	9.50
2014		9.67	0.31	0.14	0.45	(0.34)	(0.34)	9.78
2013		10.00	0.33	(0.30)	0.03	(0.36)	(0.36)	9.67
2012		9.57	0.39	0.45	0.84	(0.41)	(0.41)	10.00
2011		9.67	0.43	(0.06)	0.37	(0.47)	(0.47)	9.57
Institutional shares
2016	(c)	9.51	0.16	0.05	0.21	(0.18)	(0.18)	9.54
2015		9.78	0.31	(0.26)	0.05	(0.32)	(0.32)	9.51
2014		9.67	0.35	0.14	0.49	(0.38)	(0.38)	9.78
2013		10.00	0.37	(0.30)	0.07	(0.40)	(0.40)	9.67
2012		9.57	0.44	0.46	0.90	(0.47)	(0.47)	10.00
2011		9.68	0.49	(0.08)	0.41	(0.52)	(0.52)	9.57
R-1 shares
2016	(c)	9.51	0.11	0.06	0.17	(0.14)	(0.14)	9.54
2015		9.79	0.22	(0.26)	(0.04)	(0.24)	(0.24)	9.51
2014		9.68	0.26	0.14	0.40	(0.29)	(0.29)	9.79
2013		10.00	0.29	(0.29)	–	(0.32)	(0.32)	9.68
2012		9.57	0.36	0.45	0.81	(0.38)	(0.38)	10.00
2011		9.68	0.40	(0.07)	0.33	(0.44)	(0.44)	9.57
R-2 shares
2016	(c)	9.52	0.12	0.06	0.18	(0.15)	(0.15)	9.55
2015		9.79	0.24	(0.26)	(0.02)	(0.25)	(0.25)	9.52
2014		9.68	0.28	0.14	0.42	(0.31)	(0.31)	9.79
2013		10.01	0.30	(0.30)	–	(0.33)	(0.33)	9.68
2012		9.58	0.37	0.46	0.83	(0.40)	(0.40)	10.01
2011		9.67	0.42	(0.06)	0.36	(0.45)	(0.45)	9.58
R-3 shares
2016	(c)	9.52	0.13	0.06	0.19	(0.16)	(0.16)	9.55
2015		9.80	0.25	(0.26)	(0.01)	(0.27)	(0.27)	9.52
2014		9.69	0.30	0.13	0.43	(0.32)	(0.32)	9.80
2013		10.01	0.32	(0.29)	0.03	(0.35)	(0.35)	9.69
2012		9.58	0.39	0.45	0.84	(0.41)	(0.41)	10.01
2011		9.68	0.43	(0.06)	0.37	(0.47)	(0.47)	9.58
R-4 shares
2016	(c)	9.52	0.14	0.06	0.20	(0.17)	(0.17)	9.55
2015		9.79	0.27	(0.25)	0.02	(0.29)	(0.29)	9.52
2014		9.68	0.32	0.13	0.45	(0.34)	(0.34)	9.79
2013		10.01	0.34	(0.30)	0.04	(0.37)	(0.37)	9.68
2012		9.58	0.41	0.45	0.86	(0.43)	(0.43)	10.01
2011		9.68	0.45	(0.06)	0.39	(0.49)	(0.49)	9.58
R-5 shares
2016	(c)	9.50	0.14	0.06	0.20	(0.17)	(0.17)	9.53
2015		9.78	0.28	(0.26)	0.02	(0.30)	(0.30)	9.50
2014		9.67	0.33	0.13	0.46	(0.35)	(0.35)	9.78
2013		10.00	0.35	(0.30)	0.05	(0.38)	(0.38)	9.67
2012		9.57	0.42	0.45	0.87	(0.44)	(0.44)	10.00
2011		9.67	0.46	(0.06)	0.40	(0.50)	(0.50)	9.57
R-6 shares
2016	(c)	9.50	0.15	0.07	0.22	(0.18)	(0.18)	9.54
2015	(i)	9.78	0.27	(0.25)	0.02	(0.30)	(0.30)	9.50

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

2.17%(d),(e)		$92,725	0.76%	(f)	0.81%(f)	3.05%	(f)	14.4%	(f)
0.08	(e)	92,169	0.85		0.88	2.83		11.5
4.73	(e)	93,304	0.89		0.93	3.23		11.3
0.29	(e)	88,170	0.96		1.16	3.36		20.7
9.03	(e)	90,263	1.06		1.25	4.02		14.1
3.91	(e)	58,259	1.10		1.29	4.54		16.9

2.31	(d)	2,629,316	0.49	(f)	–	3.32	(f)	14.4	(f)
0.54		2,576,219	0.49		–	3.19		11.5
5.13		2,288,675	0.50		–	3.61		11.3
0.74		1,907,327	0.50		–	3.82		20.7
9.62		1,763,464	0.51		–	4.56		14.1
4.41		1,157,481	0.52		–	5.13		16.9

1.87	(d)	16,597	1.36	(f)	–	2.45	(f)	14.4	(f)
(0.42)		15,740	1.36		–	2.31		11.5
4.22		10,308	1.37		–	2.71		11.3
(0.02)		5,593	1.37		–	2.94		20.7
8.68		1,084	1.38		–	3.69		14.1
3.51		415	1.38		–	4.14		16.9

1.93	(d)	3,199	1.23	(f)	–	2.58	(f)	14.4	(f)
(0.19)		2,867	1.23		–	2.44		11.5
4.35		2,267	1.24		–	2.85		11.3
0.00		1,208	1.24		–	3.07		20.7
8.81		1,157	1.25		–	3.77		14.1
3.85		291	1.25		–	4.37		16.9

2.02	(d)	32,568	1.05	(f)	–	2.76	(f)	14.4	(f)
(0.12)		33,494	1.05		–	2.62		11.5
4.54		24,899	1.06		–	3.05		11.3
0.28		21,640	1.06		–	3.25		20.7
9.00		16,508	1.07		–	4.01		14.1
3.93		8,180	1.07		–	4.52		16.9

2.12	(d)	25,761	0.86	(f)	–	2.96	(f)	14.4	(f)
0.17		23,620	0.86		–	2.82		11.5
4.74		21,679	0.87		–	3.23		11.3
0.37		15,785	0.87		–	3.45		20.7
9.21		8,155	0.88		–	4.17		14.1
4.13		2,835	0.88		–	4.74		16.9

2.18	(d)	46,993	0.74	(f)	–	3.07	(f)	14.4	(f)
0.19		46,970	0.74		–	2.93		11.5
4.87		33,814	0.75		–	3.36		11.3
0.50		15,858	0.75		–	3.56		20.7
9.35		13,785	0.76		–	4.31		14.1
4.26		10,322	0.76		–	4.80		16.9

2.28 (d)	,(g)	6,275	0.55 (f)	,(h)	–	3.27	(f)	14.4	(f)
0.27 (d)	,(g)	6,539	0.55 (f)	,(h)	–	3.05	(f)	11.5	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(h)	Reflects Manager's contractual expense limit.
(i)	Period from November 25, 2014, date operations commenced, through October 31, 2015.

See accompanying notes

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
INFLATION PROTECTION FUND
Class J shares
2016	(c)	$8.11	($0.07)	$0.29	$0.22	($0.05)	$–	($0.05)	$8.28
2015		8.46	(0.05)	(0.20)	(0.25)	(0.10)	–	(0.10)	8.11
2014		8.55	0.03	0.04	0.07	–	(0.16)	(0.16)	8.46
2013		9.15	0.02	(0.61)	(0.59)	(0.01)	–	(0.01)	8.55
2012		8.56	0.02	0.58	0.60	(0.01)	–	(0.01)	9.15
2011		8.17	0.20	0.39	0.59	(0.20)	–	(0.20)	8.56
Institutional shares
2016	(c)	8.35	(0.04)	0.30	0.26	(0.07)	–	(0.07)	8.54
2015		8.66	0.03	(0.22)	(0.19)	(0.12)	–	(0.12)	8.35
2014		8.69	0.11	0.02	0.13	–	(0.16)	(0.16)	8.66
2013		9.29	0.07	(0.62)	(0.55)	(0.05)	–	(0.05)	8.69
2012		8.65	0.09	0.58	0.67	(0.03)	–	(0.03)	9.29
2011		8.24	0.28	0.38	0.66	(0.25)	–	(0.25)	8.65
R-1 shares
2016	(c)	8.00	(0.08)	0.29	0.21	(0.05)	–	(0.05)	8.16
2015		8.35	(0.07)	(0.19)	(0.26)	(0.09)	–	(0.09)	8.00
2014		8.46	0.02	0.03	0.05	–	(0.16)	(0.16)	8.35
2013		9.09	(0.02)	(0.60)	(0.62)	(0.01)	–	(0.01)	8.46
2012		8.51	0.02	0.57	0.59	(0.01)	–	(0.01)	9.09
2011		8.13	0.19	0.38	0.57	(0.19)	–	(0.19)	8.51
R-2 shares
2016	(c)	8.04	(0.07)	0.29	0.22	(0.05)	–	(0.05)	8.21
2015		8.39	(0.06)	(0.19)	(0.25)	(0.10)	–	(0.10)	8.04
2014		8.49	0.03	0.03	0.06	–	(0.16)	(0.16)	8.39
2013		9.11	–	(0.61)	(0.61)	(0.01)	–	(0.01)	8.49
2012		8.52	0.03	0.57	0.60	(0.01)	–	(0.01)	9.11
2011		8.13	0.20	0.39	0.59	(0.20)	–	(0.20)	8.52
R-3 shares
2016	(c)	8.12	(0.06)	0.29	0.23	(0.06)	–	(0.06)	8.29
2015		8.46	(0.05)	(0.19)	(0.24)	(0.10)	–	(0.10)	8.12
2014		8.54	0.04	0.04	0.08	–	(0.16)	(0.16)	8.46
2013		9.16	0.02	(0.62)	(0.60)	(0.02)	–	(0.02)	8.54
2012		8.55	0.04	0.58	0.62	(0.01)	–	(0.01)	9.16
2011		8.16	0.22	0.38	0.60	(0.21)	–	(0.21)	8.55
R-4 shares
2016	(c)	8.19	(0.06)	0.30	0.24	(0.06)	–	(0.06)	8.37
2015		8.52	(0.02)	(0.20)	(0.22)	(0.11)	–	(0.11)	8.19
2014		8.58	0.07	0.03	0.10	–	(0.16)	(0.16)	8.52
2013		9.20	0.04	(0.63)	(0.59)	(0.03)	–	(0.03)	8.58
2012		8.58	0.08	0.55	0.63	(0.01)	–	(0.01)	9.20
2011		8.18	0.27	0.35	0.62	(0.22)	–	(0.22)	8.58
R-5 shares
2016	(c)	8.25	(0.05)	0.29	0.24	(0.06)	–	(0.06)	8.43
2015		8.57	–	(0.21)	(0.21)	(0.11)	–	(0.11)	8.25
2014		8.62	0.16	(0.05)	0.11	–	(0.16)	(0.16)	8.57
2013		9.24	0.06	(0.65)	(0.59)	(0.03)	–	(0.03)	8.62
2012		8.61	0.07	0.58	0.65	(0.02)	–	(0.02)	9.24
2011		8.21	0.25	0.38	0.63	(0.23)	–	(0.23)	8.61

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

2.78%(d),(e)		$7,876	1.06	%(f)	1.10%(f)	(1.73)%	(f)	68.8	%(f)
(2.96	) (e)	7,516	1.10		1.13	(0.63)		54.5
0.85	(e)	8,692	1.11		1.15	0.40		101.6
(6.45	) (e)	9,894	0.86		1.06	0.25		100.9
7.00	(e)	15,135	1.15		1.52	0.25		152.9
7.42	(e)	13,502	1.10		1.24	2.51		131.9

3.13	(d)	1,702,427	0.39	(f)	–	(1.05	) (f)	68.8	(f)
(2.26)		1,608,193	0.39		–	0.41		54.5
1.54		1,023,698	0.40		–	1.29		101.6
(6.00)		773,261	0.40		–	0.79		100.9
7.78		740,023	0.40		–	1.04		152.9
8.19		720,534	0.40		–	3.37		131.9

2.67	(d)	759	1.26	(f)	–	(1.91	) (f)	68.8	(f)
(3.09)		693	1.27		–	(0.80)		54.5
0.62		905	1.28		–	0.28		101.6
(6.83)		910	1.28		–	(0.21)		100.9
6.89		1,821	1.28		–	0.19		152.9
7.23		1,315	1.28		–	2.39		131.9

2.69 (d)	,(g)	501	1.13	(f)	–	(1.84	) (f)	68.8	(f)
(2.86	) (g)	533	1.14		–	(0.74)		54.5
0.73		577	1.15		–	0.34		101.6
(6.73)		752	1.15		–	0.01		100.9
7.01		1,263	1.15		–	0.35		152.9
7.46		1,063	1.15		–	2.50		131.9

2.83	(d)	5,143	0.95	(f)	–	(1.61	) (f)	68.8	(f)
(2.80)		4,825	0.96		–	(0.54)		54.5
0.97		5,784	0.97		–	0.50		101.6
(6.54)		6,353	0.97		–	0.22		100.9
7.24		5,447	0.97		–	0.47		152.9
7.57		4,487	0.97		–	2.74		131.9

2.98	(d)	2,165	0.76	(f)	–	(1.45	) (f)	68.8	(f)
(2.62)		1,982	0.77		–	(0.21)		54.5
1.20		2,036	0.78		–	0.83		101.6
(6.42)		1,655	0.78		–	0.47		100.9
7.38		1,995	0.78		–	0.88		152.9
7.83		837	0.78		–	3.36		131.9

2.98	(d)	4,635	0.64	(f)	–	(1.29	) (f)	68.8	(f)
(2.45)		4,259	0.65		–	(0.04)		54.5
1.31		3,790	0.66		–	1.82		101.6
(6.37)		2,516	0.66		–	0.71		100.9
7.55		4,539	0.66		–	0.81		152.9
7.90		2,309	0.66		–	3.06		131.9

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period
INTERNATIONAL EMERGING MARKETS FUND
Class J shares
2016	(c)	$20.61	$0.03	($0.62)	($0.59)	($0.09)	($0.09)	$19.93
2015		24.14	0.19	(3.41)	(3.22)	(0.31)	(0.31)	20.61
2014		24.25	0.20	(0.22)	(0.02)	(0.09)	(0.09)	24.14
2013		23.69	0.21	0.62	0.83	(0.27)	(0.27)	24.25
2012		22.96	0.22	0.72	0.94	(0.21)	(0.21)	23.69
2011		24.82	0.26	(2.09)	(1.83)	(0.03)	(0.03)	22.96
Institutional shares
2016	(c)	21.24	0.08	(0.66)	(0.58)	(0.18)	(0.18)	20.48
2015		24.88	0.26	(3.49)	(3.23)	(0.41)	(0.41)	21.24
2014		25.01	0.32	(0.24)	0.08	(0.21)	(0.21)	24.88
2013		24.42	0.33	0.64	0.97	(0.38)	(0.38)	25.01
2012		23.67	0.34	0.73	1.07	(0.32)	(0.32)	24.42
2011		25.60	0.39	(2.16)	(1.77)	(0.16)	(0.16)	23.67
R-1 shares
2016	(c)	21.08	(0.01)	(0.65)	(0.66)	–	–	20.42
2015		24.66	0.10	(3.51)	(3.41)	(0.17)	(0.17)	21.08
2014		24.79	0.09	(0.22)	(0.13)	–	–	24.66
2013		24.20	0.11	0.64	0.75	(0.16)	(0.16)	24.79
2012		23.37	0.13	0.75	0.88	(0.05)	(0.05)	24.20
2011		25.35	0.14	(2.12)	(1.98)	–	–	23.37
R-2 shares
2016	(c)	20.95	–	(0.64)	(0.64)	–	–	20.31
2015		24.52	0.11	(3.47)	(3.36)	(0.21)	(0.21)	20.95
2014		24.63	0.12	(0.22)	(0.10)	(0.01)	(0.01)	24.52
2013		24.03	0.13	0.65	0.78	(0.18)	(0.18)	24.63
2012		23.26	0.16	0.74	0.90	(0.13)	(0.13)	24.03
2011		25.20	0.17	(2.11)	(1.94)	–	–	23.26
R-3 shares
2016	(c)	21.10	0.02	(0.64)	(0.62)	(0.05)	(0.05)	20.43
2015		24.68	0.16	(3.49)	(3.33)	(0.25)	(0.25)	21.10
2014		24.74	0.17	(0.23)	(0.06)	–	–	24.68
2013		24.15	0.19	0.64	0.83	(0.24)	(0.24)	24.74
2012		23.38	0.22	0.72	0.94	(0.17)	(0.17)	24.15
2011		25.31	0.23	(2.13)	(1.90)	(0.03)	(0.03)	23.38
R-4 shares
2016	(c)	21.20	0.04	(0.64)	(0.60)	(0.08)	(0.08)	20.52
2015		24.82	0.21	(3.52)	(3.31)	(0.31)	(0.31)	21.20
2014		24.93	0.20	(0.21)	(0.01)	(0.10)	(0.10)	24.82
2013		24.35	0.24	0.64	0.88	(0.30)	(0.30)	24.93
2012		23.59	0.25	0.74	0.99	(0.23)	(0.23)	24.35
2011		25.52	0.28	(2.14)	(1.86)	(0.07)	(0.07)	23.59
R-5 shares
2016	(c)	21.26	0.05	(0.66)	(0.61)	(0.12)	(0.12)	20.53
2015		24.89	0.24	(3.53)	(3.29)	(0.34)	(0.34)	21.26
2014		25.02	0.24	(0.22)	0.02	(0.15)	(0.15)	24.89
2013		24.43	0.27	0.65	0.92	(0.33)	(0.33)	25.02
2012		23.67	0.29	0.72	1.01	(0.25)	(0.25)	24.43
2011		25.60	0.32	(2.15)	(1.83)	(0.10)	(0.10)	23.67

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

(2.88)%(d),(e)		$92,626	1.65	%(f)	1.70%(f)	0.17	%(f)	133.1	%(f)
(13.47	) (e)	99,723	1.66		1.69	0.86		88.4
(0.09	) (e)	129,223	1.65		1.69	0.83		114.7
3.49	(e)	146,376	1.69		1.89	0.85		117.2
4.18	(e)	164,299	1.72		1.91	0.96		104.8
(7.40	) (e)	170,695	1.71		1.85	1.03		88.4

(2.66) (d),(g)		860,124	1.27	(f)	–	0.58	(f)	133.1	(f)
(13.13)		948,114	1.25		–	1.10		88.4
0.33		1,752,175	1.23		–	1.30		114.7
3.96		1,537,280	1.24		1.24	1.35		117.2
4.67		1,219,393	1.25		1.25	1.45		104.8
(7.00)		1,042,690	1.27		1.27	1.51		88.4

(3.13	) (d)	2,581	2.13	(f)	–	(0.31	) (f)	133.1	(f)
(13.88)		2,842	2.12		–	0.42		88.4
(0.52)		3,490	2.10		–	0.38		114.7
3.09		4,467	2.11		–	0.43		117.2
3.77		5,362	2.11		–	0.56		104.8
(7.81)		6,019	2.13		–	0.56		88.4

(3.05	) (d)	3,183	2.00	(f)	–	(0.17	) (f)	133.1	(f)
(13.76)		3,777	1.99		–	0.46		88.4
(0.41)		5,878	1.97		–	0.50		114.7
3.21		6,610	1.98		–	0.53		117.2
3.93		9,010	1.98		–	0.69		104.8
(7.70)		10,638	2.00		–	0.67		88.4

(2.94	) (d)	10,544	1.82	(f)	–	0.02	(f)	133.1	(f)
(13.60)		10,805	1.81		–	0.71		88.4
(0.24)		14,835	1.79		–	0.68		114.7
3.42		19,344	1.80		–	0.77		117.2
4.08		37,931	1.80		–	0.94		104.8
(7.52)		32,869	1.82		–	0.89		88.4

(2.89) (d),(g)		7,972	1.63	(f)	–	0.18	(f)	133.1	(f)
(13.42	) (g)	8,922	1.62		–	0.90		88.4
(0.01)		14,415	1.60		–	0.84		114.7
3.57		20,951	1.61		–	0.98		117.2
4.28		21,453	1.61		–	1.05		104.8
(7.33)		24,222	1.63		–	1.08		88.4

(2.85	) (d)	17,488	1.51	(f)	–	0.28	(f)	133.1	(f)
(13.33)		22,656	1.50		–	1.01		88.4
0.08		29,903	1.48		–	0.97		114.7
3.73		33,812	1.49		–	1.08		117.2
4.41		37,421	1.49		–	1.21		104.8
(7.21)		33,187	1.51		–	1.25		88.4

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total	From from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period
INTERNATIONAL FUND I
Institutional shares
2016	(c)	$13.53	$0.05	($0.87)	($0.82)	($0.10)	($0.10)	$12.61
2015		13.65	0.16	0.03	0.19	(0.31)	(0.31)	13.53
2014		13.05	0.23	0.58	0.81	(0.21)	(0.21)	13.65
2013		10.79	0.15	2.32	2.47	(0.21)	(0.21)	13.05
2012		10.31	0.20	0.45	0.65	(0.17)	(0.17)	10.79
2011		11.32	0.15	(0.99)	(0.84)	(0.17)	(0.17)	10.31
R-1 shares
2016	(c)	13.42	(0.01)	(0.86)	(0.87)	–	–	12.55
2015		13.54	0.04	0.03	0.07	(0.19)	(0.19)	13.42
2014		12.94	0.16	0.54	0.70	(0.10)	(0.10)	13.54
2013		10.70	0.06	2.29	2.35	(0.11)	(0.11)	12.94
2012		10.20	0.11	0.46	0.57	(0.07)	(0.07)	10.70
2011		11.21	0.05	(0.99)	(0.94)	(0.07)	(0.07)	10.20
R-2 shares
2016	(c)	13.48	0.01	(0.88)	(0.87)	–	–	12.61
2015		13.57	0.06	0.04	0.10	(0.19)	(0.19)	13.48
2014		12.96	0.18	0.54	0.72	(0.11)	(0.11)	13.57
2013		10.72	0.07	2.30	2.37	(0.13)	(0.13)	12.96
2012		10.21	0.12	0.46	0.58	(0.07)	(0.07)	10.72
2011		11.21	0.06	(0.99)	(0.93)	(0.07)	(0.07)	10.21
R-3 shares
2016	(c)	13.47	0.02	(0.87)	(0.85)	(0.03)	(0.03)	12.59
2015		13.57	0.08	0.04	0.12	(0.22)	(0.22)	13.47
2014		12.97	0.20	0.54	0.74	(0.14)	(0.14)	13.57
2013		10.71	0.10	2.29	2.39	(0.13)	(0.13)	12.97
2012		10.22	0.14	0.46	0.60	(0.11)	(0.11)	10.71
2011		11.22	0.08	(0.98)	(0.90)	(0.10)	(0.10)	10.22
R-4 shares
2016	(c)	13.49	0.03	(0.88)	(0.85)	(0.05)	(0.05)	12.59
2015		13.60	0.10	0.06	0.16	(0.27)	(0.27)	13.49
2014		13.00	0.22	0.55	0.77	(0.17)	(0.17)	13.60
2013		10.74	0.12	2.30	2.42	(0.16)	(0.16)	13.00
2012		10.26	0.16	0.45	0.61	(0.13)	(0.13)	10.74
2011		11.27	0.10	(0.98)	(0.88)	(0.13)	(0.13)	10.26
R-5 shares
2016	(c)	13.49	0.02	(0.86)	(0.84)	(0.07)	(0.07)	12.58
2015		13.61	0.12	0.05	0.17	(0.29)	(0.29)	13.49
2014		13.02	0.24	0.54	0.78	(0.19)	(0.19)	13.61
2013		10.76	0.14	2.31	2.45	(0.19)	(0.19)	13.02
2012		10.28	0.17	0.45	0.62	(0.14)	(0.14)	10.76
2011		11.28	0.11	(0.97)	(0.86)	(0.14)	(0.14)	10.28

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

(6.09)%	(d)	$295,042	0.98%	(e)	0.98%(e)	0.80%	(e)	62.8%	(e)
1.32	(f)	316,421	0.97		0.97	1.14		52.8
6.45	(f)	344,528	1.01		1.04	1.76		128.4
23.23		610,764	0.97		1.02	1.27		50.6
6.53		1,069,269	0.98		1.01	1.95		57.3
(7.62)		1,170,084	1.10		1.13	1.34		90.5

(6.48	) (d)	3,209	1.82	(e)	–	(0.08	) (e)	62.8	(e)
0.48	(f)	3,710	1.81		–	0.30		52.8
5.53	(f)	4,271	1.85	(g)	–	1.22		128.4
22.17		4,758	1.83	(g)	–	0.54		50.6
5.61		4,294	1.85	(g)	–	1.04		57.3
(8.45)		4,972	1.97	(g)	–	0.48		90.5

(6.45	) (d)	2,471	1.69	(e)	–	0.11	(e)	62.8	(e)
0.71	(f)	3,189	1.68		–	0.44		52.8
5.66	(f)	3,069	1.72	(g)	–	1.34		128.4
22.25		4,108	1.70	(g)	–	0.63		50.6
5.79		4,182	1.72	(g)	–	1.22		57.3
(8.35)		5,052	1.84	(g)	–	0.55		90.5

(6.33	) (d)	5,099	1.51	(e)	–	0.29	(e)	62.8	(e)
0.86	(f)	4,721	1.50		–	0.59		52.8
5.83	(f)	5,340	1.54	(g)	–	1.51		128.4
22.51		6,505	1.52	(g)	–	0.88		50.6
5.97		7,223	1.54	(g)	–	1.42		57.3
(8.15)		10,939	1.66	(g)	–	0.75		90.5

(6.32	) (d)	3,440	1.32	(e)	–	0.47	(e)	62.8	(e)
1.11	(f)	3,651	1.31		–	0.71		52.8
6.01	(f)	5,718	1.35	(g)	–	1.67		128.4
22.82		8,174	1.33	(g)	–	1.04		50.6
6.07		6,264	1.35	(g)	–	1.56		57.3
(7.96)		11,057	1.47	(g)	–	0.90		90.5

(6.26	) (d)	3,447	1.20	(e)	–	0.37	(e)	62.8	(e)
1.12	(f)	9,244	1.19		–	0.89		52.8
6.18	(f)	8,839	1.23	(g)	–	1.83		128.4
23.02		8,295	1.21	(g)	–	1.15		50.6
6.17		6,265	1.23	(g)	–	1.69		57.3
(7.79)		8,738	1.35	(g)	–	0.93		90.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
LARGECAP GROWTH FUND
Class J shares
2016	(c)	$10.37	$0.01	($0.51)	($0.50)	$–	($1.08)	($1.08)	$8.79
2015		11.00	(0.02)	0.61	0.59	–	(1.22)	(1.22)	10.37
2014		10.77	(0.02)	1.46	1.44	–	(1.21)	(1.21)	11.00
2013		8.31	0.02	2.46	2.48	(0.02)	–	(0.02)	10.77
2012		7.53	–	0.78	0.78	–	–	–	8.31
2011		7.21	(0.02)	0.34	0.32	–	–	–	7.53
Institutional shares
2016	(c)	11.38	0.02	(0.55)	(0.53)	(0.03)	(1.08)	(1.11)	9.74
2015		11.93	0.03	0.66	0.69	(0.02)	(1.22)	(1.24)	11.38
2014		11.57	0.03	1.57	1.60	(0.03)	(1.21)	(1.24)	11.93
2013		8.93	0.07	2.64	2.71	(0.07)	–	(0.07)	11.57
2012		8.07	0.04	0.85	0.89	(0.03)	–	(0.03)	8.93
2011		7.69	0.02	0.36	0.38	–	–	–	8.07
R-1 shares
2016	(c)	10.52	(0.02)	(0.50)	(0.52)	–	(1.08)	(1.08)	8.92
2015		11.19	(0.06)	0.61	0.55	–	(1.22)	(1.22)	10.52
2014		10.98	(0.06)	1.48	1.42	–	(1.21)	(1.21)	11.19
2013		8.49	(0.01)	2.50	2.49	–	–	–	10.98
2012		7.72	(0.03)	0.80	0.77	–	–	–	8.49
2011		7.42	(0.05)	0.35	0.30	–	–	–	7.72
R-2 shares
2016	(c)	10.69	(0.01)	(0.52)	(0.53)	–	(1.08)	(1.08)	9.08
2015		11.34	(0.05)	0.62	0.57	–	(1.22)	(1.22)	10.69
2014		11.09	(0.05)	1.51	1.46	–	(1.21)	(1.21)	11.34
2013		8.57	–	2.52	2.52	–	–	–	11.09
2012		7.77	(0.02)	0.82	0.80	–	–	–	8.57
2011		7.46	(0.04)	0.35	0.31	–	–	–	7.77
R-3 shares
2016	(c)	11.61	–	(0.57)	(0.57)	–	(1.08)	(1.08)	9.96
2015		12.19	(0.03)	0.67	0.64	–	(1.22)	(1.22)	11.61
2014		11.82	(0.03)	1.61	1.58	–	(1.21)	(1.21)	12.19
2013		9.12	0.02	2.68	2.70	–	–	–	11.82
2012		8.26	–	0.86	0.86	–	–	–	9.12
2011		7.92	(0.03)	0.37	0.34	–	–	–	8.26
R-4 shares
2016	(c)	11.56	0.01	(0.57)	(0.56)	–	(1.08)	(1.08)	9.92
2015		12.12	(0.01)	0.67	0.66	–	(1.22)	(1.22)	11.56
2014		11.74	(0.01)	1.60	1.59	–	(1.21)	(1.21)	12.12
2013		9.06	0.03	2.68	2.71	(0.03)	–	(0.03)	11.74
2012		8.19	0.01	0.86	0.87	–	–	–	9.06
2011		7.83	(0.01)	0.37	0.36	–	–	–	8.19
R-5 shares
2016	(c)	11.45	0.01	(0.56)	(0.55)	–	(1.08)	(1.08)	9.82
2015		12.00	–	0.67	0.67	–	(1.22)	(1.22)	11.45
2014		11.62	–	1.59	1.59	–	(1.21)	(1.21)	12.00
2013		8.98	0.06	2.62	2.68	(0.04)	–	(0.04)	11.62
2012		8.11	0.02	0.85	0.87	–	–	–	8.98
2011		7.75	–	0.36	0.36	–	–	–	8.11

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

(5.41)%(d),(e)		$63,434	0.96	%(f)	1.01%(f)	0.16	%(f)	57.9	%(f)
6.10	(e)	69,824	1.03		1.06	(0.15)		54.1
14.61	(e)	64,841	1.04		1.08	(0.16)		57.7
29.92	(e)	56,800	1.09		1.29	0.25		79.3
10.36	(e)	45,831	1.20		1.39	(0.04)		64.3
4.44	(e)	42,949	1.14		1.28	(0.26)		64.8

(5.21	) (d)	2,021,276	0.66	(f)	–	0.47	(f)	57.9	(f)
6.48		2,352,018	0.64		–	0.25		54.1
15.09		2,791,488	0.65		–	0.24		57.7
30.52		2,513,518	0.64		–	0.69		79.3
11.01		1,852,751	0.64		–	0.51		64.3
4.94		1,699,349	0.65		–	0.23		64.8

(5.53	) (d)	4,759	1.51	(f)	–	(0.39	) (f)	57.9	(f)
5.58		5,815	1.50		–	(0.62)		54.1
14.10		6,258	1.50		–	(0.60)		57.7
29.33		6,534	1.51		–	(0.10)		79.3
9.97		8,500	1.52		–	(0.37)		64.3
4.04		15,012	1.52		–	(0.64)		64.8

(5.54	) (d)	3,160	1.38	(f)	–	(0.19	) (f)	57.9	(f)
5.70		5,386	1.37		–	(0.50)		54.1
14.34		5,846	1.37		–	(0.47)		57.7
29.40		7,383	1.38		–	0.01		79.3
10.30		8,616	1.39		–	(0.23)		64.3
4.16		9,353	1.39		–	(0.51)		64.8

(5.44	) (d)	17,575	1.20	(f)	–	(0.08	) (f)	57.9	(f)
5.89		19,280	1.19		–	(0.30)		54.1
14.48		20,863	1.19		–	(0.29)		57.7
29.67		22,527	1.20		–	0.19		79.3
10.41		25,611	1.21		–	(0.05)		64.3
4.29		38,490	1.21		–	(0.33)		64.8

(5.38	) (d)	11,226	1.01	(f)	–	0.11	(f)	57.9	(f)
6.11		14,853	1.00		–	(0.12)		54.1
14.68		13,833	1.00		–	(0.08)		57.7
29.94		18,484	1.01		–	0.32		79.3
10.62		13,612	1.02		–	0.14		64.3
4.60		22,675	1.02		–	(0.13)		64.8

(5.33	) (d)	54,437	0.89	(f)	–	0.23	(f)	57.9	(f)
6.27		64,417	0.88		–	0.01		54.1
14.85		71,922	0.88		–	0.01		57.7
30.01		67,568	0.89		–	0.56		79.3
10.77		129,852	0.90		–	0.26		64.3
4.65		124,763	0.90		–	(0.02)		64.8

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying notes

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
LARGECAP GROWTH FUND I
Class J shares
2016	(c)	$11.70	($0.01)	($0.35)	($0.36)	$–	($1.49)	($1.49)	$9.85
2015		11.97	(0.02)	1.02	1.00	–	(1.27)	(1.27)	11.70
2014		11.35	(0.02)	1.41	1.39	–	(0.77)	(0.77)	11.97
2013		8.98	–	2.81	2.81	(0.01)	(0.43)	(0.44)	11.35
2012		8.55	(0.02)	0.79	0.77	–	(0.34)	(0.34)	8.98
2011		7.84	(0.03)	0.74	0.71	–	–	–	8.55
Institutional shares
2016	(c)	13.49	0.01	(0.41)	(0.40)	(0.01)	(1.49)	(1.50)	11.59
2015		13.59	0.02	1.19	1.21	(0.04)	(1.27)	(1.31)	13.49
2014		12.76	0.03	1.59	1.62	(0.02)	(0.77)	(0.79)	13.59
2013		10.04	0.05	3.15	3.20	(0.05)	(0.43)	(0.48)	12.76
2012		9.48	0.03	0.88	0.91	(0.01)	(0.34)	(0.35)	10.04
2011		8.66	0.02	0.81	0.83	(0.01)	–	(0.01)	9.48
R-1 shares
2016	(c)	12.23	(0.04)	(0.37)	(0.41)	–	(1.49)	(1.49)	10.33
2015		12.51	(0.08)	1.07	0.99	–	(1.27)	(1.27)	12.23
2014		11.87	(0.08)	1.49	1.41	–	(0.77)	(0.77)	12.51
2013		9.40	(0.05)	2.95	2.90	–	(0.43)	(0.43)	11.87
2012		8.97	(0.06)	0.83	0.77	–	(0.34)	(0.34)	9.40
2011		8.25	(0.06)	0.78	0.72	–	–	–	8.97
R-2 shares
2016	(c)	11.97	(0.03)	(0.36)	(0.39)	–	(1.49)	(1.49)	10.09
2015		12.26	(0.06)	1.04	0.98	–	(1.27)	(1.27)	11.97
2014		11.64	(0.06)	1.45	1.39	–	(0.77)	(0.77)	12.26
2013		9.21	(0.03)	2.89	2.86	–	(0.43)	(0.43)	11.64
2012		8.78	(0.04)	0.81	0.77	–	(0.34)	(0.34)	9.21
2011		8.07	(0.05)	0.76	0.71	–	–	–	8.78
R-3 shares
2016	(c)	12.68	(0.02)	(0.39)	(0.41)	–	(1.49)	(1.49)	10.78
2015		12.88	(0.04)	1.11	1.07	–	(1.27)	(1.27)	12.68
2014		12.18	(0.04)	1.51	1.47	–	(0.77)	(0.77)	12.88
2013		9.61	(0.02)	3.03	3.01	(0.01)	(0.43)	(0.44)	12.18
2012		9.13	(0.03)	0.85	0.82	–	(0.34)	(0.34)	9.61
2011		8.38	(0.04)	0.79	0.75	–	–	–	9.13
R-4 shares
2016	(c)	12.80	(0.01)	(0.39)	(0.40)	–	(1.49)	(1.49)	10.91
2015		12.97	(0.02)	1.12	1.10	–	(1.27)	(1.27)	12.80
2014		12.23	(0.02)	1.53	1.51	–	(0.77)	(0.77)	12.97
2013		9.65	–	3.03	3.03	(0.02)	(0.43)	(0.45)	12.23
2012		9.15	(0.01)	0.85	0.84	–	(0.34)	(0.34)	9.65
2011		8.38	(0.02)	0.79	0.77	–	–	–	9.15
R-5 shares
2016	(c)	13.14	–	(0.41)	(0.41)	–	(1.49)	(1.49)	11.24
2015		13.27	(0.01)	1.16	1.15	(0.01)	(1.27)	(1.28)	13.14
2014		12.49	(0.01)	1.56	1.55	–	(0.77)	(0.77)	13.27
2013		9.84	0.02	3.09	3.11	(0.03)	(0.43)	(0.46)	12.49
2012		9.31	–	0.87	0.87	–	(0.34)	(0.34)	9.84
2011		8.51	(0.01)	0.81	0.80	–	–	–	9.31
R-6 shares
2016	(c)	13.49	0.01	(0.42)	(0.41)	(0.01)	(1.49)	(1.50)	11.58
2015	(i)	13.87	(0.01)	0.94	0.93	(0.04)	(1.27)	(1.31)	13.49

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

(3.49)%(d),(e)		$118,028	0.94	%(f)	1.00%(f)	(0.15)	%(f)	31.1	%(f)
9.48	(e)	123,054	0.97		1.02	(0.18)		39.3
12.90	(e)	106,144	0.99		1.05	(0.19)		38.4
32.60	(e)	95,021	1.06		1.27	(0.03)		37.0
9.61	(e)	69,178	1.13		1.34	(0.25)		33.7
9.06	(e)	62,281	1.14		1.30	(0.36)		52.0

(3.33	) (d)	6,376,055	0.62 (f)	,(g)	–	0.17	(f)	31.1	(f)
9.93		6,608,588	0.61	(g)	–	0.19		39.3
13.31		7,031,086	0.61	(g)	–	0.20		38.4
33.23		6,240,772	0.61	(g)	–	0.41		37.0
10.22		4,523,083	0.61	(g)	–	0.29		33.7
9.60		3,025,782	0.61	(g)	–	0.18		52.0

(3.76	) (d)	7,190	1.47 (f)	,(g)	–	(0.68	) (f)	31.1	(f)
9.04	(h)	8,078	1.47	(g)	–	(0.67)		39.3
12.39	(h)	8,406	1.47	(g)	–	(0.66)		38.4
32.09		8,519	1.47	(g)	–	(0.44)		37.0
9.14		5,708	1.48	(g)	–	(0.60)		33.7
8.73		3,664	1.49	(g)	–	(0.71)		52.0

(3.68	) (d)	14,997	1.34 (f)	,(g)	–	(0.55	) (f)	31.1	(f)
9.05		16,204	1.34	(g)	–	(0.54)		39.3
12.56		21,048	1.34	(g)	–	(0.54)		38.4
32.32		16,060	1.34	(g)	–	(0.30)		37.0
9.34		13,403	1.35	(g)	–	(0.46)		33.7
8.80		9,498	1.36	(g)	–	(0.58)		52.0

(3.63	) (d)	134,372	1.16 (f)	,(g)	–	(0.37	) (f)	31.1	(f)
9.34		152,222	1.16	(g)	–	(0.36)		39.3
12.67		165,698	1.16	(g)	–	(0.35)		38.4
32.55		152,377	1.16	(g)	–	(0.16)		37.0
9.54		91,042	1.17	(g)	–	(0.28)		33.7
8.95		59,494	1.18	(g)	–	(0.40)		52.0

(3.51	) (d)	83,265	0.97 (f)	,(g)	–	(0.18	) (f)	31.1	(f)
9.52		94,343	0.97	(g)	–	(0.18)		39.3
12.95		90,002	0.97	(g)	–	(0.16)		38.4
32.75		95,501	0.97	(g)	–	0.04		37.0
9.74		58,532	0.98	(g)	–	(0.09)		33.7
9.19		29,668	0.99	(g)	–	(0.23)		52.0

(3.48	) (d)	281,925	0.85 (f)	,(g)	–	(0.06	) (f)	31.1	(f)
9.70		320,510	0.85	(g)	–	(0.05)		39.3
13.01		329,991	0.85	(g)	–	(0.05)		38.4
32.90		250,770	0.85	(g)	–	0.18		37.0
9.91		182,770	0.86	(g)	–	0.02		33.7
9.40		117,302	0.87	(g)	–	(0.09)		52.0

(3.40	) (d)	3,764	0.65 (f)	,(g)	–	0.10	(f)	31.1	(f)
7.72	(d)	1,383	0.65 (f)	,(g)	–	(0.09	) (f)	39.3	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(i)	Period from November 25, 2014, date operations commenced, through October 31, 2015.

See accompanying notes

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
LARGECAP GROWTH FUND II
Class J shares
2016	(c)	$7.72	$0.01	($0.15)	($0.14)	($0.02)	($1.16)	($1.18)	$6.40
2015		9.69	0.01	0.55	0.56	(0.03)	(2.50)	(2.53)	7.72
2014		9.37	0.01	1.19	1.20	(0.03)	(0.85)	(0.88)	9.69
2013		7.66	0.04	1.83	1.87	(0.04)	(0.12)	(0.16)	9.37
2012		7.62	0.01	0.73	0.74	(0.01)	(0.69)	(0.70)	7.66
2011		7.13	0.01	0.55	0.56	(0.03)	(0.04)	(0.07)	7.62
Institutional shares
2016	(c)	9.06	0.03	(0.18)	(0.15)	(0.05)	(1.16)	(1.21)	7.70
2015		10.92	0.06	0.64	0.70	(0.06)	(2.50)	(2.56)	9.06
2014		10.45	0.05	1.34	1.39	(0.07)	(0.85)	(0.92)	10.92
2013		8.53	0.08	2.04	2.12	(0.08)	(0.12)	(0.20)	10.45
2012		8.39	0.06	0.81	0.87	(0.04)	(0.69)	(0.73)	8.53
2011		7.85	0.05	0.60	0.65	(0.07)	(0.04)	(0.11)	8.39
R-1 shares
2016	(c)	8.40	–	(0.17)	(0.17)	–	(1.16)	(1.16)	7.07
2015		10.32	(0.02)	0.60	0.58	–	(2.50)	(2.50)	8.40
2014		9.95	(0.04)	1.26	1.22	–	(0.85)	(0.85)	10.32
2013		8.11	–	1.96	1.96	–	(0.12)	(0.12)	9.95
2012		8.04	(0.02)	0.78	0.76	–	(0.69)	(0.69)	8.11
2011		7.52	(0.02)	0.58	0.56	–	(0.04)	(0.04)	8.04
R-2 shares
2016	(c)	8.04	–	(0.16)	(0.16)	–	(1.16)	(1.16)	6.72
2015		9.98	(0.01)	0.57	0.56	–	(2.50)	(2.50)	8.04
2014		9.63	(0.02)	1.22	1.20	–	(0.85)	(0.85)	9.98
2013		7.86	0.01	1.89	1.90	(0.01)	(0.12)	(0.13)	9.63
2012		7.81	–	0.74	0.74	–	(0.69)	(0.69)	7.86
2011		7.31	(0.01)	0.56	0.55	(0.01)	(0.04)	(0.05)	7.81
R-3 shares
2016	(c)	8.31	0.01	(0.17)	(0.16)	–	(1.16)	(1.16)	6.99
2015		10.22	–	0.59	0.59	–	(2.50)	(2.50)	8.31
2014		9.84	(0.01)	1.26	1.25	(0.02)	(0.85)	(0.87)	10.22
2013		8.03	0.03	1.93	1.96	(0.03)	(0.12)	(0.15)	9.84
2012		7.95	0.01	0.77	0.78	(0.01)	(0.69)	(0.70)	8.03
2011		7.45	–	0.57	0.57	(0.03)	(0.04)	(0.07)	7.95
R-4 shares
2016	(c)	8.61	0.02	(0.17)	(0.15)	(0.01)	(1.16)	(1.17)	7.29
2015		10.52	0.02	0.60	0.62	(0.03)	(2.50)	(2.53)	8.61
2014		10.10	0.01	1.29	1.30	(0.03)	(0.85)	(0.88)	10.52
2013		8.23	0.05	1.98	2.03	(0.04)	(0.12)	(0.16)	10.10
2012		8.13	0.02	0.78	0.80	(0.01)	(0.69)	(0.70)	8.23
2011		7.61	0.02	0.58	0.60	(0.04)	(0.04)	(0.08)	8.13
R-5 shares
2016	(c)	8.74	0.02	(0.17)	(0.15)	(0.02)	(1.16)	(1.18)	7.41
2015		10.63	0.03	0.61	0.64	(0.03)	(2.50)	(2.53)	8.74
2014		10.19	0.03	1.30	1.33	(0.04)	(0.85)	(0.89)	10.63
2013		8.31	0.06	2.00	2.06	(0.06)	(0.12)	(0.18)	10.19
2012		8.20	0.04	0.78	0.82	(0.02)	(0.69)	(0.71)	8.31
2011		7.67	0.03	0.59	0.62	(0.05)	(0.04)	(0.09)	8.20

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

(2.00)%(d),(e)		$32,881	1.22	%(f)	1.31%(f)	0.45	%(f)	49.7	%(f)
7.53	(e)	33,873	1.28		1.35	0.17		86.1
13.81	(e)	34,858	1.30		1.35	0.06		83.6
24.95	(e)	32,564	1.32		1.53	0.45		63.6
11.16	(e)	28,779	1.40		1.61	0.17		64.8
7.84	(e)	27,044	1.44		1.60	0.10		73.7

(1.82	) (d)	512,326	0.86 (f)	,(g)	–	0.81	(f)	49.7	(f)
8.07		590,069	0.85	(g)	–	0.63		86.1
14.23		1,062,254	0.87	(g)	–	0.50		83.6
25.46		1,191,048	0.87	(g)	–	0.91		63.6
11.87		1,107,456	0.87	(g)	–	0.71		64.8
8.32		1,019,620	0.93	(g)	–	0.62		73.7

(2.20	) (d)	850	1.74 (f)	,(g)	–	(0.09	) (f)	49.7	(f)
7.13		1,358	1.73	(g)	–	(0.29)		86.1
13.14		1,156	1.75	(g)	–	(0.38)		83.6
24.54		1,293	1.74	(g)	–	0.06		63.6
10.82		1,806	1.75	(g)	–	(0.19)		64.8
7.46		1,316	1.81	(g)	–	(0.25)		73.7

(2.16	) (d)	1,553	1.61 (f)	,(g)	–	0.05	(f)	49.7	(f)
7.21		1,559	1.60	(g)	–	(0.15)		86.1
13.38		1,730	1.62	(g)	–	(0.22)		83.6
24.65		3,250	1.61	(g)	–	0.16		63.6
10.90		3,038	1.62	(g)	–	0.00		64.8
7.54		5,215	1.68	(g)	–	(0.11)		73.7

(2.07	) (d)	4,489	1.43 (f)	,(g)	–	0.21	(f)	49.7	(f)
7.43		6,719	1.42	(g)	–	0.04		86.1
13.61		8,378	1.44	(g)	–	(0.05)		83.6
24.87		11,438	1.43	(g)	–	0.34		63.6
11.21		11,537	1.44	(g)	–	0.13		64.8
7.65		9,751	1.50	(g)	–	0.03		73.7

(1.98) (d),(h)		2,215	1.24 (f)	,(g)	–	0.42	(f)	49.7	(f)
7.62	(h)	2,186	1.23	(g)	–	0.22		86.1
13.80		6,060	1.25	(g)	–	0.11		83.6
25.12		5,436	1.24	(g)	–	0.54		63.6
11.29		5,291	1.25	(g)	–	0.31		64.8
7.95		7,458	1.31	(g)	–	0.25		73.7

(1.80	) (d)	5,573	1.12 (f)	,(g)	–	0.55	(f)	49.7	(f)
7.68		6,180	1.11	(g)	–	0.37		86.1
13.99		10,823	1.13	(g)	–	0.27		83.6
25.28		17,351	1.12	(g)	–	0.64		63.6
11.41		22,643	1.13	(g)	–	0.45		64.8
8.13		15,637	1.19	(g)	–	0.38		73.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
LARGECAP S&P 500 INDEX FUND
Class J shares
2016	(c)	$14.66	$0.13	($0.10)	$0.03	($0.23)	($0.12)	($0.35)	$14.34
2015		14.21	0.23	0.45	0.68	(0.22)	(0.01)	(0.23)	14.66
2014		12.35	0.19	1.84	2.03	(0.17)	–	(0.17)	14.21
2013		9.93	0.18	2.40	2.58	(0.16)	–	(0.16)	12.35
2012		8.81	0.15	1.11	1.26	(0.14)	–	(0.14)	9.93
2011		8.27	0.12	0.50	0.62	(0.08)	–	(0.08)	8.81
Institutional shares
2016	(c)	14.80	0.14	(0.09)	0.05	(0.27)	(0.12)	(0.39)	14.46
2015		14.35	0.27	0.45	0.72	(0.26)	(0.01)	(0.27)	14.80
2014		12.47	0.24	1.85	2.09	(0.21)	–	(0.21)	14.35
2013		10.02	0.23	2.42	2.65	(0.20)	–	(0.20)	12.47
2012		8.89	0.19	1.11	1.30	(0.17)	–	(0.17)	10.02
2011		8.35	0.16	0.50	0.66	(0.12)	–	(0.12)	8.89
R-1 shares
2016	(c)	14.70	0.08	(0.10)	(0.02)	(0.14)	(0.12)	(0.26)	14.42
2015		14.26	0.15	0.44	0.59	(0.14)	(0.01)	(0.15)	14.70
2014		12.39	0.13	1.84	1.97	(0.10)	–	(0.10)	14.26
2013		9.96	0.13	2.41	2.54	(0.11)	–	(0.11)	12.39
2012		8.83	0.11	1.11	1.22	(0.09)	–	(0.09)	9.96
2011		8.31	0.08	0.50	0.58	(0.06)	–	(0.06)	8.83
R-2 shares
2016	(c)	14.80	0.09	(0.10)	(0.01)	(0.15)	(0.12)	(0.27)	14.52
2015		14.35	0.17	0.44	0.61	(0.15)	(0.01)	(0.16)	14.80
2014		12.47	0.14	1.86	2.00	(0.12)	–	(0.12)	14.35
2013		10.02	0.14	2.44	2.58	(0.13)	–	(0.13)	12.47
2012		8.88	0.12	1.12	1.24	(0.10)	–	(0.10)	10.02
2011		8.34	0.10	0.49	0.59	(0.05)	–	(0.05)	8.88
R-3 shares
2016	(c)	14.78	0.11	(0.10)	0.01	(0.18)	(0.12)	(0.30)	14.49
2015		14.33	0.19	0.45	0.64	(0.18)	(0.01)	(0.19)	14.78
2014		12.45	0.17	1.86	2.03	(0.15)	–	(0.15)	14.33
2013		10.02	0.16	2.42	2.58	(0.15)	–	(0.15)	12.45
2012		8.89	0.13	1.13	1.26	(0.13)	–	(0.13)	10.02
2011		8.35	0.11	0.50	0.61	(0.07)	–	(0.07)	8.89
R-4 shares
2016	(c)	14.83	0.12	(0.10)	0.02	(0.21)	(0.12)	(0.33)	14.52
2015		14.39	0.22	0.44	0.66	(0.21)	(0.01)	(0.22)	14.83
2014		12.50	0.19	1.87	2.06	(0.17)	–	(0.17)	14.39
2013		10.05	0.18	2.44	2.62	(0.17)	–	(0.17)	12.50
2012		8.92	0.15	1.12	1.27	(0.14)	–	(0.14)	10.05
2011		8.38	0.13	0.50	0.63	(0.09)	–	(0.09)	8.92
R-5 shares
2016	(c)	14.95	0.13	(0.09)	0.04	(0.23)	(0.12)	(0.35)	14.64
2015		14.50	0.24	0.45	0.69	(0.23)	(0.01)	(0.24)	14.95
2014		12.60	0.21	1.87	2.08	(0.18)	–	(0.18)	14.50
2013		10.13	0.20	2.45	2.65	(0.18)	–	(0.18)	12.60
2012		8.98	0.17	1.13	1.30	(0.15)	–	(0.15)	10.13
2011		8.44	0.14	0.50	0.64	(0.10)	–	(0.10)	8.98

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

0.21%(d),(e)		$514,792	0.39	%(f)	0.44%(f)	1.83	%(f)	3.8	%(f)
4.78	(e)	518,099	0.45		0.50	1.59		6.3
16.61	(e)	508,718	0.50		0.54	1.47		5.9
26.39	(e)	435,774	0.54		0.74	1.66		3.0
14.49	(e)	349,801	0.59		0.78	1.55		3.5
7.49	(e)	323,928	0.58		0.72	1.41		4.3

0.35	(d)	3,154,766	0.16	(f)	–	2.06	(f)	3.8	(f)
5.06		3,232,141	0.16		–	1.87		6.3
17.00		2,530,539	0.16		–	1.81		5.9
26.98		2,231,434	0.16		0.16	2.02		3.0
14.97		1,687,068	0.16		0.16	1.97		3.5
7.89		1,292,005	0.17		0.17	1.82		4.3

(0.11	) (d)	19,004	1.04	(f)	–	1.20	(f)	3.8	(f)
4.16		21,157	1.03		–	1.00		6.3
16.00		18,889	1.03		–	0.95		5.9
25.81		18,762	1.03		–	1.17		3.0
13.98		16,940	1.04		–	1.11		3.5
6.94		16,169	1.04		–	0.95		4.3

(0.05	) (d)	32,274	0.91	(f)	–	1.31	(f)	3.8	(f)
4.27		30,689	0.90		–	1.14		6.3
16.20		37,848	0.90		–	1.09		5.9
26.00		43,560	0.90		–	1.29		3.0
14.12		37,824	0.91		–	1.24		3.5
7.05		36,188	0.91		–	1.09		4.3

0.08	(d)	203,026	0.73	(f)	–	1.50	(f)	3.8	(f)
4.46		217,562	0.72		–	1.32		6.3
16.43		248,852	0.72		–	1.25		5.9
26.14		219,693	0.72		–	1.47		3.0
14.35		170,210	0.73		–	1.41		3.5
7.31		127,726	0.73		–	1.26		4.3

0.17	(d)	199,248	0.54	(f)	–	1.69	(f)	3.8	(f)
4.62		219,215	0.53		–	1.51		6.3
16.67		214,570	0.53		–	1.44		5.9
26.43		179,047	0.53		–	1.64		3.0
14.50		120,923	0.54		–	1.61		3.5
7.51		120,723	0.54		–	1.45		4.3

0.28	(d)	389,857	0.42	(f)	–	1.80	(f)	3.8	(f)
4.76		381,876	0.41		–	1.63		6.3
16.73		418,629	0.41		–	1.56		5.9
26.58		354,869	0.41		–	1.77		3.0
14.74		260,492	0.42		–	1.73		3.5
7.58		224,128	0.42		–	1.57		4.3

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
LARGECAP VALUE FUND
Class J shares
2016	(c)	$12.53	$0.10	($0.38)	($0.28)	($0.20)	($0.88)	($1.08)	$11.17
2015		13.69	0.18	0.18	0.36	(0.16)	(1.36)	(1.52)	12.53
2014		13.39	0.16	1.42	1.58	(0.11)	(1.17)	(1.28)	13.69
2013		10.74	0.19	2.64	2.83	(0.18)	–	(0.18)	13.39
2012		9.19	0.14	1.50	1.64	(0.09)	–	(0.09)	10.74
2011		8.68	0.09	0.49	0.58	(0.07)	–	(0.07)	9.19
Institutional shares
2016	(c)	12.75	0.12	(0.38)	(0.26)	(0.25)	(0.88)	(1.13)	11.36
2015		13.90	0.24	0.18	0.42	(0.21)	(1.36)	(1.57)	12.75
2014		13.58	0.21	1.45	1.66	(0.17)	(1.17)	(1.34)	13.90
2013		10.90	0.25	2.66	2.91	(0.23)	–	(0.23)	13.58
2012		9.32	0.20	1.52	1.72	(0.14)	–	(0.14)	10.90
2011		8.81	0.14	0.49	0.63	(0.12)	–	(0.12)	9.32
R-1 shares
2016	(c)	12.60	0.08	(0.38)	(0.30)	(0.14)	(0.88)	(1.02)	11.28
2015		13.76	0.12	0.17	0.29	(0.09)	(1.36)	(1.45)	12.60
2014		13.47	0.09	1.44	1.53	(0.07)	(1.17)	(1.24)	13.76
2013		10.80	0.15	2.65	2.80	(0.13)	–	(0.13)	13.47
2012		9.23	0.10	1.52	1.62	(0.05)	–	(0.05)	10.80
2011		8.72	0.05	0.50	0.55	(0.04)	–	(0.04)	9.23
R-2 shares
2016	(c)	12.64	0.08	(0.38)	(0.30)	(0.13)	(0.88)	(1.01)	11.33
2015		13.81	0.14	0.17	0.31	(0.12)	(1.36)	(1.48)	12.64
2014		13.52	0.11	1.45	1.56	(0.10)	(1.17)	(1.27)	13.81
2013		10.84	0.16	2.67	2.83	(0.15)	–	(0.15)	13.52
2012		9.25	0.12	1.52	1.64	(0.05)	–	(0.05)	10.84
2011		8.74	0.07	0.49	0.56	(0.05)	–	(0.05)	9.25
R-3 shares
2016	(c)	12.63	0.09	(0.38)	(0.29)	(0.18)	(0.88)	(1.06)	11.28
2015		13.80	0.16	0.18	0.34	(0.15)	(1.36)	(1.51)	12.63
2014		13.50	0.14	1.44	1.58	(0.11)	(1.17)	(1.28)	13.80
2013		10.83	0.18	2.67	2.85	(0.18)	–	(0.18)	13.50
2012		9.26	0.14	1.51	1.65	(0.08)	–	(0.08)	10.83
2011		8.72	0.08	0.49	0.57	(0.03)	–	(0.03)	9.26
R-4 shares
2016	(c)	12.62	0.10	(0.37)	(0.27)	(0.20)	(0.88)	(1.08)	11.27
2015		13.78	0.19	0.17	0.36	(0.16)	(1.36)	(1.52)	12.62
2014		13.47	0.16	1.44	1.60	(0.12)	(1.17)	(1.29)	13.78
2013		10.81	0.20	2.65	2.85	(0.19)	–	(0.19)	13.47
2012		9.24	0.16	1.51	1.67	(0.10)	–	(0.10)	10.81
2011		8.74	0.10	0.49	0.59	(0.09)	–	(0.09)	9.24
R-5 shares
2016	(c)	12.75	0.11	(0.39)	(0.28)	(0.21)	(0.88)	(1.09)	11.38
2015		13.90	0.20	0.18	0.38	(0.17)	(1.36)	(1.53)	12.75
2014		13.57	0.18	1.45	1.63	(0.13)	(1.17)	(1.30)	13.90
2013		10.91	0.22	2.66	2.88	(0.22)	–	(0.22)	13.57
2012		9.32	0.17	1.53	1.70	(0.11)	–	(0.11)	10.91
2011		8.81	0.11	0.51	0.62	(0.11)	–	(0.11)	9.32

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

(2.26)%(d),(e)		$65,680	0.75	%(f)	0.79%(f)	1.83	%(f)	93.5	%(f)
2.81	(e)	68,986	0.79		0.82	1.46		90.6
12.75	(e)	75,289	0.83		0.87	1.18		118.8
26.74	(e)	68,659	0.91		1.11	1.59		121.4
17.97	(e)	51,317	0.99		1.18	1.39		117.4
6.72	(e)	45,068	0.98		1.12	0.91		130.9

(2.10	) (d)	1,994,429	0.43	(f)	–	2.15	(f)	93.5	(f)
3.24		2,187,554	0.42		–	1.85		90.6
13.19		3,432,095	0.41		–	1.59		118.8
27.26		2,998,720	0.43		–	2.04		121.4
18.71		1,612,943	0.44		–	1.94		117.4
7.21		1,274,154	0.45		–	1.45		130.9

(2.48	) (d)	1,467	1.30	(f)	–	1.33	(f)	93.5	(f)
2.29		1,384	1.29		–	0.95		90.6
12.21		1,415	1.29		–	0.71		118.8
26.24		1,517	1.30		–	1.21		121.4
17.65		1,115	1.31		–	1.05		117.4
6.32		1,191	1.31		–	0.57		130.9

(2.40	) (d)	2,239	1.17	(f)	–	1.39	(f)	93.5	(f)
2.39		2,048	1.16		–	1.13		90.6
12.39		4,144	1.16		–	0.85		118.8
26.40		3,487	1.17		–	1.29		121.4
17.83		2,032	1.18		–	1.19		117.4
6.45		2,131	1.18		–	0.70		130.9

(2.39	) (d)	3,550	0.99	(f)	–	1.60	(f)	93.5	(f)
2.60		3,815	0.98		–	1.26		90.6
12.57		4,508	0.98		–	1.03		118.8
26.67		3,725	0.99		–	1.52		121.4
18.03		2,753	1.00		–	1.37		117.4
6.59		2,700	1.00		–	0.89		130.9

(2.21	) (d)	1,839	0.80	(f)	–	1.74	(f)	93.5	(f)
2.77		2,116	0.79		–	1.46		90.6
12.80		2,579	0.79		–	1.22		118.8
26.81		2,721	0.80		–	1.65		121.4
18.26		2,117	0.81		–	1.58		117.4
6.80		2,275	0.81		–	1.06		130.9

(2.26	) (d)	3,761	0.68	(f)	–	1.98	(f)	93.5	(f)
2.94		7,201	0.67		–	1.57		90.6
12.91		8,092	0.67		–	1.36		118.8
26.89		9,285	0.68		–	1.85		121.4
18.44		5,500	0.69		–	1.69		117.4
6.99		4,363	0.69		–	1.19		130.9

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
LARGECAP VALUE FUND III
Class J shares
2016	(c)	$15.58	$0.10	($0.10)	$–	($0.21)	($0.90)	($1.11)	$14.47
2015		15.55	0.19	0.19	0.38	(0.19)	(0.16)	(0.35)	15.58
2014		13.56	0.17	1.85	2.02	(0.03)	–	(0.03)	15.55
2013		10.91	0.15	2.71	2.86	(0.21)	–	(0.21)	13.56
2012		9.73	0.14	1.17	1.31	(0.13)	–	(0.13)	10.91
2011		9.56	0.09	0.17	0.26	(0.09)	–	(0.09)	9.73
Institutional shares
2016	(c)	15.79	0.13	(0.12)	0.01	(0.27)	(0.90)	(1.17)	14.63
2015		15.75	0.25	0.20	0.45	(0.25)	(0.16)	(0.41)	15.79
2014		13.74	0.22	1.88	2.10	(0.09)	–	(0.09)	15.75
2013		11.07	0.19	2.75	2.94	(0.27)	–	(0.27)	13.74
2012		9.86	0.20	1.19	1.39	(0.18)	–	(0.18)	11.07
2011		9.70	0.15	0.16	0.31	(0.15)	–	(0.15)	9.86
R-1 shares
2016	(c)	15.68	0.06	(0.11)	(0.05)	(0.13)	(0.90)	(1.03)	14.60
2015		15.68	0.11	0.19	0.30	(0.14)	(0.16)	(0.30)	15.68
2014		13.71	0.08	1.89	1.97	–	–	–	15.68
2013		11.02	0.10	2.74	2.84	(0.15)	–	(0.15)	13.71
2012		9.79	0.10	1.19	1.29	(0.06)	–	(0.06)	11.02
2011		9.63	0.05	0.17	0.22	(0.06)	–	(0.06)	9.79
R-2 shares
2016	(c)	15.67	0.08	(0.12)	(0.04)	(0.09)	(0.90)	(0.99)	14.64
2015		15.64	0.13	0.20	0.33	(0.14)	(0.16)	(0.30)	15.67
2014		13.66	0.11	1.87	1.98	–	–	–	15.64
2013		10.98	0.11	2.74	2.85	(0.17)	–	(0.17)	13.66
2012		9.76	0.12	1.18	1.30	(0.08)	–	(0.08)	10.98
2011		9.59	0.07	0.17	0.24	(0.07)	–	(0.07)	9.76
R-3 shares
2016	(c)	16.29	0.09	(0.12)	(0.03)	(0.17)	(0.90)	(1.07)	15.19
2015		16.24	0.17	0.20	0.37	(0.16)	(0.16)	(0.32)	16.29
2014		14.18	0.14	1.93	2.07	(0.01)	–	(0.01)	16.24
2013		11.39	0.14	2.83	2.97	(0.18)	–	(0.18)	14.18
2012		10.13	0.14	1.23	1.37	(0.11)	–	(0.11)	11.39
2011		9.93	0.09	0.18	0.27	(0.07)	–	(0.07)	10.13
R-4 shares
2016	(c)	15.74	0.10	(0.10)	–	(0.21)	(0.90)	(1.11)	14.63
2015		15.72	0.19	0.19	0.38	(0.20)	(0.16)	(0.36)	15.74
2014		13.71	0.16	1.89	2.05	(0.04)	–	(0.04)	15.72
2013		11.03	0.16	2.73	2.89	(0.21)	–	(0.21)	13.71
2012		9.82	0.16	1.19	1.35	(0.14)	–	(0.14)	11.03
2011		9.66	0.11	0.16	0.27	(0.11)	–	(0.11)	9.82
R-5 shares
2016	(c)	15.86	0.11	(0.10)	0.01	(0.23)	(0.90)	(1.13)	14.74
2015		15.82	0.21	0.20	0.41	(0.21)	(0.16)	(0.37)	15.86
2014		13.77	0.19	1.89	2.08	(0.03)	–	(0.03)	15.82
2013		11.11	0.17	2.74	2.91	(0.25)	–	(0.25)	13.77
2012		9.87	0.17	1.20	1.37	(0.13)	–	(0.13)	11.11
2011		9.71	0.12	0.16	0.28	(0.12)	–	(0.12)	9.87

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

0.21%(d),(e)		$69,454	1.09	%(f)	1.14%(f)	1.46	%(f)	29.9	%(f)
2.40	(e)	72,661	1.14		1.18	1.21		27.6
14.96	(e)	78,435	1.15		1.20	1.14		41.3	(g)
26.65	(e)	73,120	1.22		1.43	1.21		64.8
13.63	(e)	62,870	1.31		1.52	1.33		58.3
2.71	(e)	64,254	1.27		1.42	0.92		70.9

0.35 (d)	,(h)	1,655,933	0.77 (f)	,(i)	–	1.78	(f)	29.9	(f)
2.82		1,796,638	0.76	(i)	–	1.60		27.6
15.36		2,804,940	0.76	(i)	–	1.51		41.3	(g)
27.13		1,657,474	0.79	(i)	–	1.56		64.8
14.38		677,325	0.78	(i)	–	1.92		58.3
3.16		1,056,201	0.78	(i)	–	1.42		70.9

(0.14	) (d)	4,328	1.65 (f)	,(i)	–	0.89	(f)	29.9	(f)
1.91		4,604	1.64	(i)	–	0.71		27.6
14.37		5,160	1.63	(i)	–	0.56		41.3	(g)
26.10		2,175	1.67	(i)	–	0.79		64.8
13.31		2,369	1.66	(i)	–	0.99		58.3
2.22		2,821	1.66	(i)	–	0.53		70.9

(0.10	) (d)	3,363	1.52 (f)	,(i)	–	1.09	(f)	29.9	(f)
2.11		5,018	1.51	(i)	–	0.84		27.6
14.49		5,737	1.50	(i)	–	0.75		41.3	(g)
26.27		5,605	1.54	(i)	–	0.92		64.8
13.42		6,283	1.53	(i)	–	1.15		58.3
2.43		9,411	1.53	(i)	–	0.67		70.9

0.01	(d)	11,356	1.34 (f)	,(i)	–	1.21	(f)	29.9	(f)
2.28		11,864	1.33	(i)	–	1.02		27.6
14.64		15,163	1.32	(i)	–	0.94		41.3	(g)
26.47		10,306	1.36	(i)	–	1.09		64.8
13.64		9,792	1.35	(i)	–	1.31		58.3
2.67		13,446	1.35	(i)	–	0.85		70.9

0.10 (d)	,(h)	6,084	1.15 (f)	,(i)	–	1.39	(f)	29.9	(f)
2.46	(h)	6,276	1.14	(i)	–	1.22		27.6
14.96		9,314	1.13	(i)	–	1.09		41.3	(g)
26.67		5,773	1.17	(i)	–	1.27		64.8
13.93		5,167	1.16	(i)	–	1.58		58.3
2.74		10,525	1.16	(i)	–	1.04		70.9

0.23	(d)	6,914	1.03 (f)	,(i)	–	1.52	(f)	29.9	(f)
2.56		11,280	1.02	(i)	–	1.32		27.6
15.11		9,397	1.01	(i)	–	1.26		41.3	(g)
26.72		8,642	1.05	(i)	–	1.40		64.8
14.10		8,898	1.04	(i)	–	1.63		58.3
2.86		10,476	1.04	(i)	–	1.15		70.9

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Portfolio turnover rate excludes approximately $123,553,000 of sales from portfolio realignment from the acquisition of LargeCap Value Fund I.
(h)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(i)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
MIDCAP FUND
Class J shares
2016	(c)	$21.47	$–	($0.07)	($0.07)	$–	($1.29)	($1.29)	$20.11
2015		21.27	0.01	1.30	1.31	(0.03)	(1.08)	(1.11)	21.47
2014		19.21	0.04	2.44	2.48	–	(0.42)	(0.42)	21.27
2013		14.95	0.05	4.57	4.62	(0.13)	(0.23)	(0.36)	19.21
2012		13.60	0.05	2.13	2.18	(0.02)	(0.81)	(0.83)	14.95
2011		12.63	0.01	1.58	1.59	(0.13)	(0.49)	(0.62)	13.60
Institutional shares
2016	(c)	22.60	0.01	(0.06)	(0.05)	(0.03)	(1.29)	(1.32)	21.23
2015		22.33	0.05	1.38	1.43	(0.08)	(1.08)	(1.16)	22.60
2014		20.15	0.09	2.56	2.65	(0.05)	(0.42)	(0.47)	22.33
2013		15.67	0.10	4.80	4.90	(0.19)	(0.23)	(0.42)	20.15
2012		14.22	0.12	2.22	2.34	(0.08)	(0.81)	(0.89)	15.67
2011		13.18	0.07	1.65	1.72	(0.19)	(0.49)	(0.68)	14.22
R-1 shares
2016	(c)	21.11	(0.07)	(0.07)	(0.14)	–	(1.29)	(1.29)	19.68
2015		21.02	(0.12)	1.29	1.17	–	(1.08)	(1.08)	21.11
2014		19.09	(0.07)	2.42	2.35	–	(0.42)	(0.42)	21.02
2013		14.92	(0.04)	4.56	4.52	(0.12)	(0.23)	(0.35)	19.09
2012		13.62	–	2.11	2.11	–	(0.81)	(0.81)	14.92
2011		12.65	(0.04)	1.58	1.54	(0.08)	(0.49)	(0.57)	13.62
R-2 shares
2016	(c)	21.33	(0.05)	(0.07)	(0.12)	–	(1.29)	(1.29)	19.92
2015		21.20	(0.09)	1.30	1.21	–	(1.08)	(1.08)	21.33
2014		19.23	(0.05)	2.44	2.39	–	(0.42)	(0.42)	21.20
2013		15.00	(0.02)	4.59	4.57	(0.11)	(0.23)	(0.34)	19.23
2012		13.66	0.01	2.14	2.15	–	(0.81)	(0.81)	15.00
2011		12.71	(0.03)	1.59	1.56	(0.12)	(0.49)	(0.61)	13.66
R-3 shares
2016	(c)	21.90	(0.04)	(0.06)	(0.10)	–	(1.29)	(1.29)	20.51
2015		21.70	(0.05)	1.33	1.28	–	(1.08)	(1.08)	21.90
2014		19.64	(0.01)	2.49	2.48	–	(0.42)	(0.42)	21.70
2013		15.32	0.01	4.68	4.69	(0.14)	(0.23)	(0.37)	19.64
2012		13.91	0.04	2.18	2.22	–	(0.81)	(0.81)	15.32
2011		12.93	–	1.61	1.61	(0.14)	(0.49)	(0.63)	13.91
R-4 shares
2016	(c)	22.55	(0.02)	(0.07)	(0.09)	–	(1.29)	(1.29)	21.17
2015		22.29	(0.01)	1.36	1.35	(0.01)	(1.08)	(1.09)	22.55
2014		20.12	0.03	2.56	2.59	–	(0.42)	(0.42)	22.29
2013		15.66	0.05	4.79	4.84	(0.15)	(0.23)	(0.38)	20.12
2012		14.23	0.07	2.22	2.29	(0.05)	(0.81)	(0.86)	15.66
2011		13.21	0.02	1.66	1.68	(0.17)	(0.49)	(0.66)	14.23
R-5 shares
2016	(c)	22.38	(0.01)	(0.06)	(0.07)	–	(1.29)	(1.29)	21.02
2015		22.13	0.01	1.36	1.37	(0.04)	(1.08)	(1.12)	22.38
2014		19.98	0.05	2.54	2.59	(0.02)	(0.42)	(0.44)	22.13
2013		15.55	0.07	4.75	4.82	(0.16)	(0.23)	(0.39)	19.98
2012		14.12	0.08	2.21	2.29	(0.05)	(0.81)	(0.86)	15.55
2011		13.09	0.04	1.65	1.69	(0.17)	(0.49)	(0.66)	14.12

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

(0.16)%(d),(e)		$262,534	0.82	%(f)	0.87%(f)	(0.03)	%(f)	22.1	%(f)
6.42	(e)	278,993	0.88		0.91	0.04		22.6
13.18	(e)	290,503	0.92		0.96	0.19		18.3
31.56	(e)	287,254	0.98		1.18	0.31		13.0
17.27	(e)	222,928	1.10		1.29	0.35		21.1
12.97	(e)	194,970	1.10		1.25	0.08		33.2

(0.12) (d),(g)		5,252,554	0.68	(f)	–	0.11	(f)	22.1	(f)
6.71	(g)	5,328,050	0.67		–	0.23		22.6
13.45		3,836,296	0.68		–	0.43		18.3
32.04		2,828,522	0.66		0.66	0.59		13.0
17.72		1,389,161	0.65		0.65	0.80		21.1
13.48		580,128	0.65		0.65	0.53		33.2

(0.51	) (d)	62,669	1.47	(f)	–	(0.70	) (f)	22.1	(f)
5.81		58,620	1.47		–	(0.58)		22.6
12.57		32,574	1.47		–	(0.38)		18.3
30.96		20,791	1.48		–	(0.25)		13.0
16.68		7,778	1.50		–	(0.03)		21.1
12.57		1,985	1.51		–	(0.32)		33.2

(0.41	) (d)	28,522	1.34	(f)	–	(0.54	) (f)	22.1	(f)
5.95		34,310	1.34		–	(0.41)		22.6
12.69		40,695	1.34		–	(0.23)		18.3
31.09		40,741	1.35		–	(0.10)		13.0
16.93		21,181	1.37		–	0.08		21.1
12.66		8,697	1.38		–	(0.21)		33.2

(0.31	) (d)	130,463	1.16	(f)	–	(0.36	) (f)	22.1	(f)
6.15		151,776	1.16		–	(0.24)		22.6
12.89		158,675	1.16		–	(0.05)		18.3
31.30		155,477	1.17		–	0.08		13.0
17.17		77,423	1.19		–	0.28		21.1
12.85		20,680	1.20		–	(0.03)		33.2

(0.25	) (d)	147,276	0.97	(f)	–	(0.19	) (f)	22.1	(f)
6.32		154,669	0.97		–	(0.06)		22.6
13.13		168,845	0.97		–	0.14		18.3
31.59		163,047	0.98		–	0.28		13.0
17.33		90,257	1.00		–	0.44		21.1
13.08		44,862	1.01		–	0.16		33.2

(0.16	) (d)	307,483	0.85	(f)	–	(0.07	) (f)	22.1	(f)
6.46		325,637	0.85		–	0.06		22.6
13.25		266,198	0.85		–	0.25		18.3
31.74		196,640	0.86		–	0.37		13.0
17.46		77,833	0.88		–	0.57		21.1
13.34		50,417	0.89		–	0.28		33.2

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Distributions	Total
		Value,	Investment	and Unrealized	Total From	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Gains	Distributions	of Period
MIDCAP GROWTH FUND
Class J shares
2016	(c)	$5.84	$0.02	($0.39)	($0.37)	($0.16)	($0.16)	$5.31
2015		6.96	(0.04)	0.51	0.47	(1.59)	(1.59)	5.84
2014		8.00	(0.04)	0.87	0.83	(1.87)	(1.87)	6.96
2013		6.51	(0.04)	1.95	1.91	(0.42)	(0.42)	8.00
2012		7.15	(0.04)	0.31	0.27	(0.91)	(0.91)	6.51
2011		6.49	(0.06)	0.72	0.66	–	–	7.15
Institutional shares
2016	(c)	7.25	0.03	(0.48)	(0.45)	(0.16)	(0.16)	6.64
2015		8.23	(0.01)	0.62	0.61	(1.59)	(1.59)	7.25
2014		9.08	(0.01)	1.03	1.02	(1.87)	(1.87)	8.23
2013		7.31	–	2.19	2.19	(0.42)	(0.42)	9.08
2012		7.86	–	0.36	0.36	(0.91)	(0.91)	7.31
2011		7.10	(0.03)	0.79	0.76	–	–	7.86
R-1 shares
2016	(c)	6.12	0.01	(0.41)	(0.40)	(0.16)	(0.16)	5.56
2015		7.24	(0.06)	0.53	0.47	(1.59)	(1.59)	6.12
2014		8.27	(0.07)	0.91	0.84	(1.87)	(1.87)	7.24
2013		6.74	(0.06)	2.01	1.95	(0.42)	(0.42)	8.27
2012		7.38	(0.06)	0.33	0.27	(0.91)	(0.91)	6.74
2011		6.73	(0.09)	0.74	0.65	–	–	7.38
R-2 shares
2016	(c)	6.54	0.01	(0.43)	(0.42)	(0.16)	(0.16)	5.96
2015		7.63	(0.06)	0.56	0.50	(1.59)	(1.59)	6.54
2014		8.60	(0.06)	0.96	0.90	(1.87)	(1.87)	7.63
2013		6.98	(0.05)	2.09	2.04	(0.42)	(0.42)	8.60
2012		7.61	(0.05)	0.33	0.28	(0.91)	(0.91)	6.98
2011		6.92	(0.08)	0.77	0.69	–	–	7.61
R-3 shares
2016	(c)	6.91	0.02	(0.46)	(0.44)	(0.16)	(0.16)	6.31
2015		7.95	(0.05)	0.60	0.55	(1.59)	(1.59)	6.91
2014		8.87	(0.05)	1.00	0.95	(1.87)	(1.87)	7.95
2013		7.18	(0.04)	2.15	2.11	(0.42)	(0.42)	8.87
2012		7.78	(0.04)	0.35	0.31	(0.91)	(0.91)	7.18
2011		7.07	(0.07)	0.78	0.71	–	–	7.78
R-4 shares
2016	(c)	7.24	0.02	(0.48)	(0.46)	(0.16)	(0.16)	6.62
2015		8.24	(0.04)	0.63	0.59	(1.59)	(1.59)	7.24
2014		9.12	(0.03)	1.02	0.99	(1.87)	(1.87)	8.24
2013		7.36	(0.03)	2.21	2.18	(0.42)	(0.42)	9.12
2012		7.93	(0.03)	0.37	0.34	(0.91)	(0.91)	7.36
2011		7.19	(0.05)	0.79	0.74	–	–	7.93
R-5 shares
2016	(c)	7.48	0.03	(0.49)	(0.46)	(0.16)	(0.16)	6.86
2015		8.46	(0.03)	0.64	0.61	(1.59)	(1.59)	7.48
2014		9.30	(0.02)	1.05	1.03	(1.87)	(1.87)	8.46
2013		7.48	(0.02)	2.26	2.24	(0.42)	(0.42)	9.30
2012		8.05	(0.02)	0.36	0.34	(0.91)	(0.91)	7.48
2011		7.29	(0.05)	0.81	0.76	–	–	8.05

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)		Assets		Turnover Rate

(6.38)%(d),(e)		$53,520	1.11	%(f)	1.15	%(f)	0.63	%(f)	128.5	%(f)
8.34	(e)	65,375	1.20		1.23		(0.64)		128.9
12.73	(e)	42,144	1.20		1.24		(0.55)		184.6
31.12	(e)	31,805	1.22		1.42		(0.51)		222.6
5.71	(e)	23,812	1.28		1.47		(0.60)		167.6
10.17	(e)	24,203	1.21		1.35		(0.83)		155.1

(6.24	) (d)	40,661	0.75	(f)	0.76	(f)	0.87	(f)	128.5	(f)
8.84		37,603	0.75		0.75		(0.17)		128.9
13.41		33,471	0.75		0.78		(0.14)		184.6
31.57		65,325	0.74		0.77		(0.04)		222.6
6.40		49,383	0.70		0.78		(0.02)		167.6
10.70		53,210	0.70		0.73		(0.32)		155.1

(6.59	) (d)	1,506	1.55	(f)	–		0.20	(f)	128.5	(f)
7.95		1,607	1.56		–		(0.99)		128.9
12.34		1,269	1.56		–		(0.92)		184.6
30.63		1,518	1.56		–		(0.85)		222.6
5.48		1,503	1.56		–		(0.88)		167.6
9.66		1,441	1.55		–		(1.18)		155.1

(6.61) (d),(g)		4,093	1.42	(f)	–		0.28	(f)	128.5	(f)
8.11	(g)	3,642	1.43		–		(0.86)		128.9
12.62		2,751	1.43		–		(0.78)		184.6
30.86		2,699	1.43		–		(0.72)		222.6
5.45		2,609	1.43		–		(0.76)		167.6
9.97		3,331	1.42		–		(1.04)		155.1

(6.41	) (d)	11,269	1.24	(f)	–		0.50	(f)	128.5	(f)
8.31		11,746	1.25		–		(0.74)		128.9
12.83		4,118	1.25		–		(0.58)		184.6
30.99		3,830	1.25		–		(0.52)		222.6
5.75		5,306	1.25		–		(0.58)		167.6
10.04		6,698	1.24		–		(0.86)		155.1

(6.39	) (d)	6,268	1.05	(f)	–		0.57	(f)	128.5	(f)
8.53		5,296	1.06		–		(0.53)		128.9
12.96		2,193	1.06		–		(0.42)		184.6
31.20		2,239	1.06		–		(0.35)		222.6
6.05		2,608	1.06		–		(0.45)		167.6
10.29		9,194	1.05		–		(0.67)		155.1

(6.18	) (d)	17,599	0.93	(f)	–		0.76	(f)	128.5	(f)
8.56		17,729	0.94		–		(0.37)		128.9
13.16		14,192	0.94		–		(0.29)		184.6
31.51		15,380	0.94		–		(0.26)		222.6
5.95		19,913	0.94		–		(0.30)		167.6
10.43		33,603	0.93		–		(0.55)		155.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
MIDCAP GROWTH FUND III
Class J shares
2016	(c)	$8.88	($0.01)	($0.19)	($0.20)	$–	($0.50)	($0.50)	$8.18
2015		11.26	(0.07)	0.30	0.23	–	(2.61)	(2.61)	8.88
2014		12.69	(0.06)	1.10	1.04	–	(2.47)	(2.47)	11.26
2013		9.91	(0.06)	3.08	3.02	–	(0.24)	(0.24)	12.69
2012		9.71	(0.05)	0.25	0.20	–	–	–	9.91
2011		8.82	(0.06)	0.95	0.89	–	–	–	9.71
Institutional shares
2016	(c)	10.42	–	(0.21)	(0.21)	–	(0.50)	(0.50)	9.71
2015		12.72	(0.04)	0.35	0.31	–	(2.61)	(2.61)	10.42
2014		13.97	(0.01)	1.23	1.22	–	(2.47)	(2.47)	12.72
2013		10.87	–	3.38	3.38	(0.04)	(0.24)	(0.28)	13.97
2012		10.59	0.01	0.27	0.28	–	–	–	10.87
2011		9.57	(0.01)	1.03	1.02	–	–	–	10.59
R-1 shares
2016	(c)	9.04	(0.04)	(0.19)	(0.23)	–	(0.50)	(0.50)	8.31
2015		11.46	(0.12)	0.31	0.19	–	(2.61)	(2.61)	9.04
2014		12.91	(0.11)	1.13	1.02	–	(2.47)	(2.47)	11.46
2013		10.12	(0.10)	3.13	3.03	–	(0.24)	(0.24)	12.91
2012		9.95	(0.08)	0.25	0.17	–	–	–	10.12
2011		9.07	(0.10)	0.98	0.88	–	–	–	9.95
R-2 shares
2016	(c)	9.34	(0.03)	(0.19)	(0.22)	–	(0.50)	(0.50)	8.62
2015		11.75	(0.11)	0.31	0.20	–	(2.61)	(2.61)	9.34
2014		13.16	(0.09)	1.15	1.06	–	(2.47)	(2.47)	11.75
2013		10.30	(0.09)	3.19	3.10	–	(0.24)	(0.24)	13.16
2012		10.11	(0.07)	0.26	0.19	–	–	–	10.30
2011		9.21	(0.08)	0.98	0.90	–	–	–	10.11
R-3 shares
2016	(c)	9.99	(0.03)	(0.20)	(0.23)	–	(0.50)	(0.50)	9.26
2015		12.36	(0.09)	0.33	0.24	–	(2.61)	(2.61)	9.99
2014		13.71	(0.08)	1.20	1.12	–	(2.47)	(2.47)	12.36
2013		10.70	(0.07)	3.32	3.25	–	(0.24)	(0.24)	13.71
2012		10.48	(0.05)	0.27	0.22	–	–	–	10.70
2011		9.53	(0.07)	1.02	0.95	–	–	–	10.48
R-4 shares
2016	(c)	10.20	(0.02)	(0.21)	(0.23)	–	(0.50)	(0.50)	9.47
2015		12.54	(0.07)	0.34	0.27	–	(2.61)	(2.61)	10.20
2014		13.85	(0.05)	1.21	1.16	–	(2.47)	(2.47)	12.54
2013		10.79	(0.05)	3.35	3.30	–	(0.24)	(0.24)	13.85
2012		10.55	(0.04)	0.28	0.24	–	–	–	10.79
2011		9.57	(0.05)	1.03	0.98	–	–	–	10.55
R-5 shares
2016	(c)	10.55	(0.01)	(0.22)	(0.23)	–	(0.50)	(0.50)	9.82
2015		12.87	(0.07)	0.36	0.29	–	(2.61)	(2.61)	10.55
2014		14.13	(0.04)	1.25	1.21	–	(2.47)	(2.47)	12.87
2013		10.99	(0.03)	3.41	3.38	–	(0.24)	(0.24)	14.13
2012		10.74	(0.02)	0.27	0.25	–	–	–	10.99
2011		9.73	(0.04)	1.05	1.01	–	–	–	10.74

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

(2.19)%(d),(e)		$32,614	1.30	%(f)	1.38%(f)	(0.37)%	(f)	64.9	%(f)
2.53	(e)	35,147	1.37		1.43	(0.77)		64.6
9.50	(e)	37,273	1.41		1.47	(0.53)		131.4
31.14	(e)	37,316	1.43		1.65	(0.53)		105.0
2.06	(e)	29,541	1.50		1.71	(0.48)		127.6
10.09	(e)	32,439	1.45		1.62	(0.58)		107.8

(1.96	) (d)	1,343,868	0.95 (f)	,(g)	–	(0.02	) (f)	64.9	(f)
2.93		1,319,604	0.95	(g)	–	(0.34)		64.6
9.99		1,378,931	0.95	(g)	–	(0.07)		131.4
31.78		1,406,949	0.95	(g)	–	(0.04)		105.0
2.64		1,310,305	0.95	(g)	–	0.07		127.6
10.66		1,340,389	0.95	(g)	–	(0.08)		107.8

(2.50	) (d)	2,435	1.83 (f)	,(g)	–	(0.88	) (f)	64.9	(f)
2.05		2,914	1.83	(g)	–	(1.22)		64.6
9.12		3,400	1.83	(g)	–	(0.95)		131.4
30.57		3,446	1.83	(g)	–	(0.88)		105.0
1.71		3,731	1.83	(g)	–	(0.82)		127.6
9.70		4,645	1.83	(g)	–	(0.94)		107.8

(2.41) (d),(h)		3,341	1.70 (f)	,(g)	–	(0.77	) (f)	64.9	(f)
2.21	(h)	4,233	1.70	(g)	–	(1.09)		64.6
9.27		4,970	1.70	(g)	–	(0.81)		131.4
30.72		6,205	1.70	(g)	–	(0.78)		105.0
1.88		6,229	1.70	(g)	–	(0.69)		127.6
9.77		7,782	1.70	(g)	–	(0.77)		107.8

(2.25	) (d)	6,717	1.52 (f)	,(g)	–	(0.57	) (f)	64.9	(f)
2.36		8,561	1.52	(g)	–	(0.87)		64.6
9.36		18,078	1.52	(g)	–	(0.63)		131.4
30.98		22,048	1.52	(g)	–	(0.58)		105.0
2.10		23,334	1.52	(g)	–	(0.50)		127.6
9.97		32,650	1.52	(g)	–	(0.64)		107.8

(2.20	) (d)	7,466	1.33 (f)	,(g)	–	(0.39	) (f)	64.9	(f)
2.60		8,250	1.33	(g)	–	(0.68)		64.6
9.58		22,511	1.33	(g)	–	(0.44)		131.4
31.19		27,086	1.33	(g)	–	(0.39)		105.0
2.27		24,559	1.33	(g)	–	(0.32)		127.6
10.24		33,364	1.33	(g)	–	(0.45)		107.8

(2.12	) (d)	8,517	1.21 (f)	,(g)	–	(0.25	) (f)	64.9	(f)
2.72		10,947	1.21	(g)	–	(0.61)		64.6
9.76		11,399	1.21	(g)	–	(0.30)		131.4
31.38		20,890	1.21	(g)	–	(0.22)		105.0
2.33		37,395	1.21	(g)	–	(0.19)		127.6
10.38		35,709	1.21	(g)	–	(0.34)		107.8

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
MIDCAP S&P 400 INDEX FUND
Class J shares
2016	(c)	$19.04	$0.10	$0.17	$0.27	($0.18)	($1.19)	($1.37)	$17.94
2015		19.58	0.18	0.35	0.53	(0.16)	(0.91)	(1.07)	19.04
2014		18.35	0.15	1.80	1.95	(0.12)	(0.60)	(0.72)	19.58
2013		14.43	0.14	4.40	4.54	(0.13)	(0.49)	(0.62)	18.35
2012		13.60	0.10	1.34	1.44	(0.07)	(0.54)	(0.61)	14.43
2011		12.79	0.08	0.92	1.00	(0.06)	(0.13)	(0.19)	13.60
Institutional shares
2016	(c)	19.50	0.12	0.18	0.30	(0.24)	(1.19)	(1.43)	18.37
2015		20.03	0.25	0.36	0.61	(0.23)	(0.91)	(1.14)	19.50
2014		18.74	0.23	1.84	2.07	(0.18)	(0.60)	(0.78)	20.03
2013		14.73	0.22	4.47	4.69	(0.19)	(0.49)	(0.68)	18.74
2012		13.87	0.17	1.36	1.53	(0.13)	(0.54)	(0.67)	14.73
2011		13.04	0.14	0.95	1.09	(0.13)	(0.13)	(0.26)	13.87
R-1 shares
2016	(c)	19.23	0.05	0.17	0.22	(0.07)	(1.19)	(1.26)	18.19
2015		19.78	0.08	0.35	0.43	(0.07)	(0.91)	(0.98)	19.23
2014		18.58	0.07	1.82	1.89	(0.09)	(0.60)	(0.69)	19.78
2013		14.60	0.08	4.46	4.54	(0.07)	(0.49)	(0.56)	18.58
2012		13.74	0.05	1.36	1.41	(0.01)	(0.54)	(0.55)	14.60
2011		12.94	0.03	0.93	0.96	(0.03)	(0.13)	(0.16)	13.74
R-2 shares
2016	(c)	19.75	0.06	0.19	0.25	(0.09)	(1.19)	(1.28)	18.72
2015		20.28	0.11	0.36	0.47	(0.09)	(0.91)	(1.00)	19.75
2014		18.98	0.10	1.86	1.96	(0.06)	(0.60)	(0.66)	20.28
2013		14.89	0.10	4.55	4.65	(0.07)	(0.49)	(0.56)	18.98
2012		13.99	0.07	1.39	1.46	(0.02)	(0.54)	(0.56)	14.89
2011		13.16	0.05	0.95	1.00	(0.04)	(0.13)	(0.17)	13.99
R-3 shares
2016	(c)	19.71	0.08	0.18	0.26	(0.13)	(1.19)	(1.32)	18.65
2015		20.24	0.15	0.36	0.51	(0.13)	(0.91)	(1.04)	19.71
2014		18.94	0.13	1.86	1.99	(0.09)	(0.60)	(0.69)	20.24
2013		14.88	0.13	4.54	4.67	(0.12)	(0.49)	(0.61)	18.94
2012		14.01	0.09	1.39	1.48	(0.07)	(0.54)	(0.61)	14.88
2011		13.19	0.07	0.95	1.02	(0.07)	(0.13)	(0.20)	14.01
R-4 shares
2016	(c)	19.77	0.10	0.18	0.28	(0.17)	(1.19)	(1.36)	18.69
2015		20.29	0.19	0.36	0.55	(0.16)	(0.91)	(1.07)	19.77
2014		19.00	0.17	1.86	2.03	(0.14)	(0.60)	(0.74)	20.29
2013		14.93	0.16	4.55	4.71	(0.15)	(0.49)	(0.64)	19.00
2012		14.04	0.12	1.40	1.52	(0.09)	(0.54)	(0.63)	14.93
2011		13.21	0.10	0.95	1.05	(0.09)	(0.13)	(0.22)	14.04
R-5 shares
2016	(c)	19.93	0.11	0.17	0.28	(0.19)	(1.19)	(1.38)	18.83
2015		20.44	0.21	0.38	0.59	(0.19)	(0.91)	(1.10)	19.93
2014		19.13	0.19	1.87	2.06	(0.15)	(0.60)	(0.75)	20.44
2013		15.02	0.19	4.57	4.76	(0.16)	(0.49)	(0.65)	19.13
2012		14.12	0.14	1.40	1.54	(0.10)	(0.54)	(0.64)	15.02
2011		13.28	0.12	0.95	1.07	(0.10)	(0.13)	(0.23)	14.12

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)		Assets		Turnover Rate

1.77%(d),(e)		$96,744	0.48	%(f)	0.53	%(f)	1.11	%(f)	13.0	%(f)
2.84	(e)	93,241	0.54		0.59		0.93		19.8
10.96	(e)	88,285	0.60		0.64		0.79		13.9
32.57	(e)	73,163	0.65		0.85		0.86		11.2
11.31	(e)	47,839	0.66		0.85		0.72		14.5
7.81	(e)	44,558	0.66		0.80		0.56		15.8

1.91	(d)	622,938	0.20	(f)	0.20	(f)	1.40	(f)	13.0	(f)
3.20		621,745	0.19		0.19		1.26		19.8
11.44		534,362	0.20		0.20		1.19		13.9
33.09		402,962	0.21		0.21		1.30		11.2
11.86		250,683	0.20		0.24		1.18		14.5
8.35		177,993	0.20		0.26		1.01		15.8

1.48	(d)	15,572	1.04	(f)	–		0.57	(f)	13.0	(f)
2.30		19,225	1.04		–		0.42		19.8
10.48		20,397	1.04		–		0.35		13.9
32.08		12,674	1.04		–		0.50		11.2
10.92		9,930	1.04		–		0.34		14.5
7.43		9,042	1.04		–		0.18		15.8

1.57	(d)	16,233	0.91	(f)	–		0.70	(f)	13.0	(f)
2.43		17,423	0.91		–		0.56		19.8
10.61		21,010	0.91		–		0.49		13.9
32.24		20,660	0.91		–		0.62		11.2
11.08		17,916	0.91		–		0.47		14.5
7.55		19,215	0.91		–		0.31		15.8

1.65	(d)	106,262	0.73	(f)	–		0.88	(f)	13.0	(f)
2.64		114,367	0.73		–		0.74		19.8
10.82		124,106	0.73		–		0.67		13.9
32.42		133,208	0.73		–		0.79		11.2
11.31		83,360	0.73		–		0.64		14.5
7.68		61,273	0.73		–		0.49		15.8

1.77	(d)	109,208	0.54	(f)	–		1.07	(f)	13.0	(f)
2.86		119,042	0.54		–		0.92		19.8
11.02		110,658	0.54		–		0.85		13.9
32.66		89,068	0.54		–		0.97		11.2
11.54		53,385	0.54		–		0.84		14.5
7.94		43,311	0.54		–		0.68		15.8

1.77	(d)	183,422	0.42	(f)	–		1.18	(f)	13.0	(f)
3.02		199,225	0.42		–		1.05		19.8
11.11		215,084	0.42		–		0.98		13.9
32.85		181,266	0.42		–		1.09		11.2
11.62		113,313	0.42		–		0.96		14.5
8.08		93,033	0.42		–		0.80		15.8

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
MIDCAP VALUE FUND I
Class J shares
2016	(c)	$14.10	$0.09	($0.24)	($0.15)	($0.05)	($1.29)	($1.34)	$12.61
2015		16.34	0.04	(0.17)	(0.13)	(0.03)	(2.08)	(2.11)	14.10
2014		18.32	0.03	2.17	2.20	(0.04)	(4.14)	(4.18)	16.34
2013		14.03	0.07	4.33	4.40	(0.11)	–	(0.11)	18.32
2012		12.47	0.07	1.51	1.58	(0.02)	–	(0.02)	14.03
2011		12.06	0.03	0.45	0.48	(0.07)	–	(0.07)	12.47
Institutional shares
2016	(c)	14.26	0.11	(0.25)	(0.14)	(0.10)	(1.29)	(1.39)	12.73
2015		16.49	0.10	(0.17)	(0.07)	(0.08)	(2.08)	(2.16)	14.26
2014		18.45	0.10	2.18	2.28	(0.10)	(4.14)	(4.24)	16.49
2013		14.14	0.15	4.34	4.49	(0.18)	–	(0.18)	18.45
2012		12.57	0.15	1.51	1.66	(0.09)	–	(0.09)	14.14
2011		12.17	0.10	0.45	0.55	(0.15)	–	(0.15)	12.57
R-1 shares
2016	(c)	13.72	0.05	(0.23)	(0.18)	–	(1.29)	(1.29)	12.25
2015		16.00	(0.03)	(0.17)	(0.20)	–	(2.08)	(2.08)	13.72
2014		18.05	(0.04)	2.13	2.09	–	(4.14)	(4.14)	16.00
2013		13.83	–	4.27	4.27	(0.05)	–	(0.05)	18.05
2012		12.32	0.03	1.48	1.51	–	–	–	13.83
2011		11.94	(0.02)	0.45	0.43	(0.05)	–	(0.05)	12.32
R-2 shares
2016	(c)	13.82	0.06	(0.24)	(0.18)	–	(1.29)	(1.29)	12.35
2015		16.08	(0.01)	(0.17)	(0.18)	–	(2.08)	(2.08)	13.82
2014		18.10	(0.02)	2.14	2.12	–	(4.14)	(4.14)	16.08
2013		13.87	0.02	4.28	4.30	(0.07)	–	(0.07)	18.10
2012		12.34	0.05	1.48	1.53	–	–	–	13.87
2011		11.94	–	0.45	0.45	(0.05)	–	(0.05)	12.34
R-3 shares
2016	(c)	14.03	0.07	(0.25)	(0.18)	(0.02)	(1.29)	(1.31)	12.54
2015		16.26	0.01	(0.16)	(0.15)	–	(2.08)	(2.08)	14.03
2014		18.25	0.01	2.16	2.17	(0.02)	(4.14)	(4.16)	16.26
2013		13.99	0.05	4.31	4.36	(0.10)	–	(0.10)	18.25
2012		12.43	0.07	1.50	1.57	(0.01)	–	(0.01)	13.99
2011		12.04	0.02	0.46	0.48	(0.09)	–	(0.09)	12.43
R-4 shares
2016	(c)	14.07	0.08	(0.23)	(0.15)	(0.05)	(1.29)	(1.34)	12.58
2015		16.31	0.04	(0.17)	(0.13)	(0.03)	(2.08)	(2.11)	14.07
2014		18.30	0.04	2.16	2.20	(0.05)	(4.14)	(4.19)	16.31
2013		14.03	0.08	4.32	4.40	(0.13)	–	(0.13)	18.30
2012		12.46	0.09	1.52	1.61	(0.04)	–	(0.04)	14.03
2011		12.08	0.05	0.44	0.49	(0.11)	–	(0.11)	12.46
R-5 shares
2016	(c)	14.15	0.09	(0.25)	(0.16)	(0.06)	(1.29)	(1.35)	12.64
2015		16.39	0.06	(0.17)	(0.11)	(0.05)	(2.08)	(2.13)	14.15
2014		18.36	0.06	2.17	2.23	(0.06)	(4.14)	(4.20)	16.39
2013		14.08	0.10	4.33	4.43	(0.15)	–	(0.15)	18.36
2012		12.52	0.11	1.51	1.62	(0.06)	–	(0.06)	14.08
2011		12.12	0.06	0.46	0.52	(0.12)	–	(0.12)	12.52

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

(0.85)%(d),(e),(f)		$66,534	1.26%	(g)	1.36%(g)	1.40%	(g)	94.6%	(g)
(0.96) (e),(f)		70,488	1.31		1.40	0.27		106.6
14.64	(e)	77,754	1.36		1.46	0.17		85.3
31.54	(e)	65,896	1.43		1.65	0.42		98.6
12.66	(e)	52,378	1.51		1.72	0.56		87.3
3.99	(e)	52,154	1.48		1.64	0.23		80.3

(0.66	) (d)	1,361,799	0.95 (g)	,(h)	–	1.71	(g)	94.6	(g)
(0.59)		1,518,632	0.94	(h)	–	0.64		106.6
15.07		1,377,675	0.94	(h)	–	0.59		85.3
32.12		1,279,003	0.98	(h)	–	0.93		98.6
13.28		1,431,810	0.98	(h)	–	1.09		87.3
4.49		1,256,845	0.98	(h)	–	0.73		80.3

(1.13) (d),(f)		4,883	1.81 (g)	,(h)	–	0.85	(g)	94.6	(g)
(1.45	) (f)	5,378	1.80	(h)	–	(0.21)		106.6
14.13		6,852	1.80	(h)	–	(0.27)		85.3
30.99		6,643	1.84	(h)	–	0.00		98.6
12.26		6,229	1.85	(h)	–	0.22		87.3
3.59		5,985	1.85	(h)	–	(0.14)		80.3

(1.05	) (d)	6,576	1.68 (g)	,(h)	–	0.95	(g)	94.6	(g)
(1.37)		9,423	1.67	(h)	–	(0.08)		106.6
14.30		12,046	1.67	(h)	–	(0.13)		85.3
31.14		15,229	1.71	(h)	–	0.16		98.6
12.40		14,689	1.72	(h)	–	0.35		87.3
3.79		15,380	1.72	(h)	–	0.01		80.3

(0.95) (d),(f)		23,668	1.50 (g)	,(h)	–	1.19	(g)	94.6	(g)
(1.15)		29,970	1.49	(h)	–	0.10		106.6
14.49		37,981	1.49	(h)	–	0.05		85.3
31.32		39,275	1.53	(h)	–	0.31		98.6
12.66		32,137	1.54	(h)	–	0.53		87.3
3.95		39,064	1.54	(h)	–	0.17		80.3

(0.89) (d),(f)		22,291	1.31 (g)	,(h)	–	1.35	(g)	94.6	(g)
(0.92	) (f)	27,448	1.30	(h)	–	0.30		106.6
14.66		36,994	1.30	(h)	–	0.24		85.3
31.60		35,447	1.34	(h)	–	0.50		98.6
12.92		27,235	1.35	(h)	–	0.71		87.3
4.04		28,916	1.35	(h)	–	0.36		80.3

(0.81	) (d)	58,187	1.19 (g)	,(h)	–	1.47	(g)	94.6	(g)
(0.89)		66,454	1.18	(h)	–	0.41		106.6
14.86		83,762	1.18	(h)	–	0.35		85.3
31.77		68,821	1.22	(h)	–	0.64		98.6
12.98		57,052	1.23	(h)	–	0.85		87.3
4.26		40,902	1.23	(h)	–	0.47		80.3

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g)	Computed on an annualized basis.
(h)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
MIDCAP VALUE FUND III
Class J shares
2016	(c)	$18.07	$0.10	($0.33)	($0.23)	($0.17)	($0.46)	($0.63)	$17.21
2015		19.52	0.18	0.03	0.21	(0.17)	(1.49)	(1.66)	18.07
2014		17.94	0.17	2.09	2.26	(0.15)	(0.53)	(0.68)	19.52
2013		13.60	0.17	4.33	4.50	(0.16)	–	(0.16)	17.94
2012		11.97	0.15	1.59	1.74	(0.11)	–	(0.11)	13.60
2011		11.27	0.12	0.71	0.83	(0.13)	–	(0.13)	11.97
Institutional shares
2016	(c)	19.16	0.13	(0.36)	(0.23)	(0.23)	(0.46)	(0.69)	18.24
2015		20.60	0.25	0.04	0.29	(0.24)	(1.49)	(1.73)	19.16
2014		18.88	0.26	2.20	2.46	(0.21)	(0.53)	(0.74)	20.60
2013		14.31	0.24	4.55	4.79	(0.22)	–	(0.22)	18.88
2012		12.59	0.23	1.66	1.89	(0.17)	–	(0.17)	14.31
2011		11.85	0.17	0.76	0.93	(0.19)	–	(0.19)	12.59
R-1 shares
2016	(c)	18.14	0.05	(0.34)	(0.29)	(0.10)	(0.46)	(0.56)	17.29
2015		19.65	0.07	0.05	0.12	(0.14)	(1.49)	(1.63)	18.14
2014		18.07	0.08	2.11	2.19	(0.08)	(0.53)	(0.61)	19.65
2013		13.69	0.10	4.36	4.46	(0.08)	–	(0.08)	18.07
2012		12.03	0.10	1.60	1.70	(0.04)	–	(0.04)	13.69
2011		11.34	0.08	0.70	0.78	(0.09)	–	(0.09)	12.03
R-2 shares
2016	(c)	18.27	0.06	(0.33)	(0.27)	(0.11)	(0.46)	(0.57)	17.43
2015		19.76	0.10	0.03	0.13	(0.13)	(1.49)	(1.62)	18.27
2014		18.18	0.10	2.12	2.22	(0.11)	(0.53)	(0.64)	19.76
2013		13.79	0.12	4.39	4.51	(0.12)	–	(0.12)	18.18
2012		12.11	0.12	1.61	1.73	(0.05)	–	(0.05)	13.79
2011		11.42	0.08	0.72	0.80	(0.11)	–	(0.11)	12.11
R-3 shares
2016	(c)	18.16	0.08	(0.34)	(0.26)	(0.15)	(0.46)	(0.61)	17.29
2015		19.64	0.13	0.05	0.18	(0.17)	(1.49)	(1.66)	18.16
2014		18.07	0.13	2.11	2.24	(0.14)	(0.53)	(0.67)	19.64
2013		13.73	0.14	4.37	4.51	(0.17)	–	(0.17)	18.07
2012		12.08	0.15	1.59	1.74	(0.09)	–	(0.09)	13.73
2011		11.39	0.10	0.72	0.82	(0.13)	–	(0.13)	12.08
R-4 shares
2016	(c)	18.01	0.09	(0.34)	(0.25)	(0.17)	(0.46)	(0.63)	17.13
2015		19.48	0.17	0.04	0.21	(0.19)	(1.49)	(1.68)	18.01
2014		17.92	0.16	2.10	2.26	(0.17)	(0.53)	(0.70)	19.48
2013		13.61	0.17	4.33	4.50	(0.19)	–	(0.19)	17.92
2012		11.98	0.17	1.58	1.75	(0.12)	–	(0.12)	13.61
2011		11.29	0.13	0.71	0.84	(0.15)	–	(0.15)	11.98
R-5 shares
2016	(c)	18.18	0.10	(0.34)	(0.24)	(0.19)	(0.46)	(0.65)	17.29
2015		19.65	0.19	0.04	0.23	(0.21)	(1.49)	(1.70)	18.18
2014		18.03	0.19	2.12	2.31	(0.16)	(0.53)	(0.69)	19.65
2013		13.70	0.20	4.33	4.53	(0.20)	–	(0.20)	18.03
2012		12.05	0.18	1.60	1.78	(0.13)	–	(0.13)	13.70
2011		11.36	0.14	0.71	0.85	(0.16)	–	(0.16)	12.05
R-6 shares
2016	(c)	19.16	0.13	(0.36)	(0.23)	(0.23)	(0.46)	(0.69)	18.24
2015	(h)	21.10	0.19	(0.40)	(0.21)	(0.24)	(1.49)	(1.73)	19.16

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)		Assets		Turnover Rate

(1.20)%(d),(e)		$99,024	0.91	%(f)	0.97	%(f)	1.23	%(f)	66.0	%(f)
1.13	(e)	104,787	0.98		1.02		0.96		70.9
12.97	(e)	112,480	1.02		1.07		0.93		70.2
33.42	(e)	103,978	1.05		1.27		1.11		88.3
14.65	(e)	82,259	1.16		1.36		1.19		52.9
7.37	(e)	79,335	1.13		1.28		0.95		86.4

(1.13	) (d)	980,002	0.65	(f)	0.67	(f)	1.47	(f)	66.0	(f)
1.46		866,866	0.65		0.66		1.28		70.9
13.44		822,011	0.64		0.65		1.29		70.2
33.96		640,181	0.66		0.67		1.40		88.3
15.18		1,893	0.69		2.25		1.68		52.9
7.86		817	0.70		4.18		1.39		86.4

(1.54	) (d)	1,316	1.51 (f)	,(g)	–		0.63	(f)	66.0	(f)
0.60		1,496	1.51	(g)	–		0.39		70.9
12.45		1,046	1.51	(g)	–		0.41		70.2
32.79		452	1.53	(g)	–		0.64		88.3
14.20		318	1.56	(g)	–		0.79		52.9
6.88		332	1.55	(g)	–		0.63		86.4

(1.42	) (d)	2,301	1.38 (f)	,(g)	–		0.76	(f)	66.0	(f)
0.68		2,204	1.38	(g)	–		0.55		70.9
12.58		1,663	1.38	(g)	–		0.53		70.2
32.94		1,176	1.40	(g)	–		0.77		88.3
14.38		871	1.43	(g)	–		0.93		52.9
6.97		981	1.42	(g)	–		0.68		86.4

(1.38	) (d)	17,148	1.20 (f)	,(g)	–		0.92	(f)	66.0	(f)
0.93		15,024	1.20	(g)	–		0.69		70.9
12.75		9,010	1.20	(g)	–		0.69		70.2
33.18		4,319	1.22	(g)	–		0.90		88.3
14.52		2,188	1.25	(g)	–		1.12		52.9
7.23		1,834	1.24	(g)	–		0.85		86.4

(1.32	) (d)	18,478	1.01 (f)	,(g)	–		1.13	(f)	66.0	(f)
1.13		18,262	1.01	(g)	–		0.89		70.9
12.99		14,160	1.01	(g)	–		0.83		70.2
33.44		4,061	1.03	(g)	–		1.04		88.3
14.72		1,125	1.06	(g)	–		1.30		52.9
7.46		1,049	1.05	(g)	–		1.07		86.4

(1.27	) (d)	28,073	0.89 (f)	,(g)	–		1.25	(f)	66.0	(f)
1.23		27,790	0.89	(g)	–		1.03		70.9
13.19		17,886	0.89	(g)	–		1.03		70.2
33.53		11,095	0.91	(g)	–		1.26		88.3
14.96		6,614	0.94	(g)	–		1.41		52.9
7.52		5,595	0.93	(g)	–		1.18		86.4

(1.14	) (d)	3,671	0.69 (f)	,(g)	–		1.46	(f)	66.0	(f)
(0.94	) (d)	3,846	0.69 (f)	,(g)	–		1.06	(f)	70.9	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Period from November 25, 2014, date operations commenced, through October 31, 2015.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Total
		Value,	Investment	Dividends	Net Asset			Net Assets, End of
		Beginning	Income	and	Value, End			Period (in
		of Period	(Loss)(a)	Distributions	of Period	Total Return		thousands)
MONEY MARKET FUND
Class J shares
2016	(c)	$1.00	$–	$–	$1.00	0.00%(d),(e)		$265,139
2015		1.00	–	–	1.00	0.00	(e)	254,240
2014		1.00	–	–	1.00	0.00	(e)	249,914
2013		1.00	–	–	1.00	0.00	(e)	278,536
2012		1.00	–	–	1.00	0.00	(e)	282,576
2011		1.00	–	–	1.00	0.00	(e)	316,914
Institutional shares
2016	(c)	1.00	–	–	1.00	0.00	(d)	243,560
2015		1.00	–	–	1.00	0.00		260,109
2014		1.00	–	–	1.00	0.00		337,381
2013		1.00	–	–	1.00	0.00		357,925
2012		1.00	–	–	1.00	0.00		353,584
2011		1.00	–	–	1.00	0.00		263,071

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC. (unaudited)

				Ratio of Net
Ratio of Expenses		Ratio of Gross		Investment Income
to Average Net		Expenses to Average		to Average Net
Assets		Net Assets(b)		Assets

0.42%	(f)	0.77%	(f)	0.00%	(f)
0.20		0.83		0.00
0.17		0.82		0.00
0.21		0.82		0.00
0.29		0.87		0.00
0.28		0.76		0.00

0.42	(f)	0.43	(f)	0.00	(f)
0.20		0.42		0.00
0.17		0.42		0.00
0.21		0.41		0.00
0.28		0.43		0.00
0.28		0.41		0.00

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
OVERSEAS FUND
Institutional shares
2016	(b)	$10.17	$0.09	($0.50)	($0.41)	($0.18)	($0.19)	($0.37)	$9.39
2015		11.51	0.20	(0.73)	(0.53)	(0.28)	(0.53)	(0.81)	10.17
2014		12.11	0.25	(0.08)	0.17	(0.22)	(0.55)	(0.77)	11.51
2013		9.96	0.24	2.13	2.37	(0.22)	–	(0.22)	12.11
2012		9.89	0.24	0.47	0.71	(0.23)	(0.41)	(0.64)	9.96
2011		11.44	0.24	(0.88)	(0.64)	(0.14)	(0.77)	(0.91)	9.89
R-1 shares
2016	(b)	10.07	0.05	(0.51)	(0.46)	(0.09)	(0.19)	(0.28)	9.33
2015		11.40	0.10	(0.72)	(0.62)	(0.18)	(0.53)	(0.71)	10.07
2014		12.01	0.15	(0.08)	0.07	(0.13)	(0.55)	(0.68)	11.40
2013		9.90	0.15	2.11	2.26	(0.15)	–	(0.15)	12.01
2012	(f)	9.89	0.15	(0.14)	0.01	–	–	–	9.90
R-2 shares
2016	(b)	10.09	0.06	(0.51)	(0.45)	(0.11)	(0.19)	(0.30)	9.34
2015		11.42	0.11	(0.71)	(0.60)	(0.20)	(0.53)	(0.73)	10.09
2014		12.02	0.16	(0.07)	0.09	(0.14)	(0.55)	(0.69)	11.42
2013		9.91	0.16	2.11	2.27	(0.16)	–	(0.16)	12.02
2012	(f)	9.89	0.16	(0.14)	0.02	–	–	–	9.91
R-3 shares
2016	(b)	10.08	0.07	(0.51)	(0.44)	(0.13)	(0.19)	(0.32)	9.32
2015		11.41	0.13	(0.71)	(0.58)	(0.22)	(0.53)	(0.75)	10.08
2014		12.04	0.19	(0.08)	0.11	(0.19)	(0.55)	(0.74)	11.41
2013		9.92	0.20	2.09	2.29	(0.17)	–	(0.17)	12.04
2012	(f)	9.89	0.17	(0.14)	0.03	–	–	–	9.92
R-4 shares
2016	(b)	10.12	0.08	(0.50)	(0.42)	(0.15)	(0.19)	(0.34)	9.36
2015		11.45	0.16	(0.72)	(0.56)	(0.24)	(0.53)	(0.77)	10.12
2014		12.07	0.21	(0.08)	0.13	(0.20)	(0.55)	(0.75)	11.45
2013		9.94	0.07	2.25	2.32	(0.19)	–	(0.19)	12.07
2012	(f)	9.89	0.18	(0.13)	0.05	–	–	–	9.94
R-5 shares
2016	(b)	10.12	0.08	(0.49)	(0.41)	(0.16)	(0.19)	(0.35)	9.36
2015		11.46	0.17	(0.73)	(0.56)	(0.25)	(0.53)	(0.78)	10.12
2014		12.06	0.22	(0.07)	0.15	(0.20)	(0.55)	(0.75)	11.46
2013		9.95	0.21	2.12	2.33	(0.22)	–	(0.22)	12.06
2012	(f)	9.89	0.19	(0.13)	0.06	–	–	–	9.95

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
			Ratio of Expenses		Investment Income
		Net Assets, End of	to Average Net		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Assets		Turnover Rate

(3.98	)%(c)	$2,971,489	1.06%(d),(e)		2.05	%(d)	33.7	%(d)
(4.66)		2,654,066	1.06	(e)	1.85		35.8
1.49		2,559,657	1.06	(e)	2.14		34.9
24.16		2,280,703	1.07	(e)	2.25		35.3
8.29		1,707,927	1.08	(e)	2.58		27.9
(6.01)		1,351,191	1.08	(e)	2.25		38.6

(4.51	) (c)	12	1.94 (d)	,(e)	1.16	(d)	33.7	(d)
(5.49)		12	1.93	(e)	0.95		35.8
0.63		12	1.93	(e)	1.24		34.9
23.09		12	1.94	(e)	1.35		35.3
0.10	(c)	10	1.94 (d)	,(e)	2.31	(d)	27.9	(d)

(4.33) (c),(g)		13	1.81 (d)	,(e)	1.27	(d)	33.7	(d)
(5.36)		12	1.80	(e)	1.07		35.8
0.82		12	1.80	(e)	1.37		34.9
23.19		12	1.81	(e)	1.48		35.3
0.20	(c)	10	1.82 (d)	,(e)	2.45	(d)	27.9	(d)

(4.32	) (c)	308	1.63 (d)	,(e)	1.49	(d)	33.7	(d)
(5.12)		281	1.62	(e)	1.25		35.8
0.94		249	1.62	(e)	1.58		34.9
23.42		172	1.63	(e)	1.85		35.3
0.30	(c)	10	1.64 (d)	,(e)	2.61	(d)	27.9	(d)

(4.17	) (c)	532	1.44 (d)	,(e)	1.70	(d)	33.7	(d)
(4.98)		461	1.43	(e)	1.46		35.8
1.15		484	1.43	(e)	1.81		34.9
23.65		469	1.44	(e)	0.61		35.3
0.51	(c)	10	1.45 (d)	,(e)	2.79	(d)	27.9	(d)

(4.15) (c),(g)		526	1.32 (d)	,(e)	1.78	(d)	33.7	(d)
(4.85	) (g)	512	1.31	(e)	1.57		35.8
1.26		554	1.31	(e)	1.87		34.9
23.75		606	1.32	(e)	1.99		35.3
0.61	(c)	10	1.33 (d)	,(e)	2.94	(d)	27.9	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2016.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Reflects Manager's contractual expense limit.
(f)	Period from March 1, 2012, date operations commenced, through October 31, 2012.
(g)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL CAPITAL APPRECIATION FUND
Institutional shares
2016	(b)	$60.21	$0.42	($0.83)	($0.41)	($0.87)	($2.35)	($3.22)	$56.58
2015		59.67	0.86	2.64	3.50	(0.73)	(2.23)	(2.96)	60.21
2014		53.31	0.71	7.41	8.12	(0.61)	(1.15)	(1.76)	59.67
2013		42.34	0.77	11.42	12.19	(0.73)	(0.49)	(1.22)	53.31
2012		38.63	0.56	4.05	4.61	(0.42)	(0.48)	(0.90)	42.34
2011		37.63	0.47	2.21	2.68	(0.57)	(1.11)	(1.68)	38.63
R-1 shares
2016	(b)	59.14	0.18	(0.82)	(0.64)	(0.49)	(2.35)	(2.84)	55.66
2015		58.68	0.33	2.60	2.93	(0.24)	(2.23)	(2.47)	59.14
2014		52.40	0.22	7.30	7.52	(0.09)	(1.15)	(1.24)	58.68
2013		41.64	0.38	11.24	11.62	(0.37)	(0.49)	(0.86)	52.40
2012		38.18	0.20	4.01	4.21	(0.27)	(0.48)	(0.75)	41.64
2011		37.42	0.08	2.24	2.32	(0.45)	(1.11)	(1.56)	38.18
R-2 shares
2016	(b)	59.28	0.21	(0.82)	(0.61)	(0.52)	(2.35)	(2.87)	55.80
2015		58.79	0.41	2.59	3.00	(0.28)	(2.23)	(2.51)	59.28
2014		52.56	0.29	7.32	7.61	(0.23)	(1.15)	(1.38)	58.79
2013		41.78	0.41	11.30	11.71	(0.44)	(0.49)	(0.93)	52.56
2012		38.26	0.26	4.00	4.26	(0.26)	(0.48)	(0.74)	41.78
2011		37.44	0.14	2.25	2.39	(0.46)	(1.11)	(1.57)	38.26
R-3 shares
2016	(b)	59.22	0.26	(0.81)	(0.55)	(0.58)	(2.35)	(2.93)	55.74
2015		58.78	0.52	2.59	3.11	(0.44)	(2.23)	(2.67)	59.22
2014		52.58	0.38	7.32	7.70	(0.35)	(1.15)	(1.50)	58.78
2013		41.85	0.46	11.33	11.79	(0.57)	(0.49)	(1.06)	52.58
2012		38.31	0.33	4.01	4.34	(0.32)	(0.48)	(0.80)	41.85
2011		37.49	0.21	2.25	2.46	(0.53)	(1.11)	(1.64)	38.31
R-4 shares
2016	(b)	59.66	0.32	(0.82)	(0.50)	(0.67)	(2.35)	(3.02)	56.14
2015		59.17	0.63	2.62	3.25	(0.53)	(2.23)	(2.76)	59.66
2014		52.91	0.50	7.35	7.85	(0.44)	(1.15)	(1.59)	59.17
2013		42.05	0.58	11.37	11.95	(0.60)	(0.49)	(1.09)	52.91
2012		38.42	0.40	4.03	4.43	(0.32)	(0.48)	(0.80)	42.05
2011		37.53	0.31	2.23	2.54	(0.54)	(1.11)	(1.65)	38.42
R-5 shares
2016	(b)	59.86	0.35	(0.83)	(0.48)	(0.75)	(2.35)	(3.10)	56.28
2015		59.34	0.70	2.63	3.33	(0.58)	(2.23)	(2.81)	59.86
2014		53.06	0.56	7.38	7.94	(0.51)	(1.15)	(1.66)	59.34
2013		42.15	0.64	11.39	12.03	(0.63)	(0.49)	(1.12)	53.06
2012		38.50	0.47	4.01	4.48	(0.35)	(0.48)	(0.83)	42.15
2011		37.57	0.37	2.22	2.59	(0.55)	(1.11)	(1.66)	38.50

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
			Ratio of Expenses		Investment Income
		Net Assets, End of	to Average Net		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Assets		Turnover Rate

(0.64	)%(c)	$1,419,505	0.47	%(d)	1.50	%(d)	48.6	%(d)
6.12		1,501,149	0.46		1.45		14.0
15.62		1,507,343	0.46		1.27		8.3
29.52		1,357,704	0.48		1.63		14.3
12.28		1,053,972	0.50		1.38		8.2
7.15		907,061	0.52		1.19		12.7

(1.07) (c),(e)		3,729	1.34	(d)	0.65	(d)	48.6	(d)
5.21	(e)	4,282	1.33		0.56		14.0
14.60		1,635	1.34		0.39		8.3
28.39		1,424	1.35		0.82		14.3
11.32		1,789	1.37		0.50		8.2
6.22		1,585	1.39		0.22		12.7

(1.00) (c),(e)		3,467	1.21	(d)	0.77	(d)	48.6	(d)
5.33		3,797	1.20		0.70		14.0
14.77		2,155	1.21		0.52		8.3
28.56		2,228	1.22		0.88		14.3
11.43		1,800	1.24		0.65		8.2
6.41		1,840	1.26		0.36		12.7

(0.91) (c),(e)		32,597	1.03	(d)	0.95	(d)	48.6	(d)
5.53	(e)	35,202	1.02		0.88		14.0
14.97		24,394	1.03		0.70		8.3
28.79		19,700	1.04		0.97		14.3
11.64		9,790	1.06		0.82		8.2
6.59		7,551	1.08		0.54		12.7

(0.82	) (c)	21,295	0.84	(d)	1.14	(d)	48.6	(d)
5.73		23,003	0.83		1.07		14.0
15.17		15,267	0.84		0.90		8.3
29.05		16,588	0.85		1.22		14.3
11.83		9,840	0.87		0.98		8.2
6.80		7,661	0.89		0.81		12.7

(0.75) (c),(e)		50,834	0.72	(d)	1.26	(d)	48.6	(d)
5.86		54,410	0.71		1.19		14.0
15.32		36,551	0.72		1.00		8.3
29.20		29,179	0.73		1.35		14.3
11.96		16,559	0.75		1.15		8.2
6.91		17,231	0.77		0.94		12.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2016.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2010 FUND
Class J shares
2016	(d)	$13.44	$0.16	($0.11)	$0.05	($0.21)	($0.40)	($0.61)	$12.88
2015		13.65	0.27	(0.22)	0.05	(0.26)	–	(0.26)	13.44
2014		13.07	0.23	0.58	0.81	(0.23)	–	(0.23)	13.65
2013		12.08	0.25	1.00	1.25	(0.26)	–	(0.26)	13.07
2012		11.31	0.21	0.81	1.02	(0.25)	–	(0.25)	12.08
2011		11.10	0.25	0.20	0.45	(0.24)	–	(0.24)	11.31
Institutional shares
2016	(d)	13.50	0.17	(0.10)	0.07	(0.25)	(0.40)	(0.65)	12.92
2015		13.71	0.32	(0.23)	0.09	(0.30)	–	(0.30)	13.50
2014		13.13	0.27	0.58	0.85	(0.27)	–	(0.27)	13.71
2013		12.14	0.30	0.99	1.29	(0.30)	–	(0.30)	13.13
2012		11.37	0.25	0.81	1.06	(0.29)	–	(0.29)	12.14
2011		11.16	0.29	0.21	0.50	(0.29)	–	(0.29)	11.37
R-1 shares
2016	(d)	13.38	0.12	(0.11)	0.01	(0.12)	(0.40)	(0.52)	12.87
2015		13.58	0.20	(0.23)	(0.03)	(0.17)	–	(0.17)	13.38
2014		13.00	0.17	0.55	0.72	(0.14)	–	(0.14)	13.58
2013		12.01	0.19	0.98	1.17	(0.18)	–	(0.18)	13.00
2012		11.24	0.15	0.80	0.95	(0.18)	–	(0.18)	12.01
2011		11.03	0.19	0.21	0.40	(0.19)	–	(0.19)	11.24
R-2 shares
2016	(d)	13.39	0.12	(0.10)	0.02	(0.14)	(0.40)	(0.54)	12.87
2015		13.58	0.22	(0.24)	(0.02)	(0.17)	–	(0.17)	13.39
2014		13.00	0.18	0.56	0.74	(0.16)	–	(0.16)	13.58
2013		12.00	0.22	0.97	1.19	(0.19)	–	(0.19)	13.00
2012		11.22	0.17	0.80	0.97	(0.19)	–	(0.19)	12.00
2011		11.02	0.22	0.19	0.41	(0.21)	–	(0.21)	11.22
R-3 shares
2016	(d)	13.36	0.13	(0.10)	0.03	(0.16)	(0.40)	(0.56)	12.83
2015		13.56	0.24	(0.22)	0.02	(0.22)	–	(0.22)	13.36
2014		12.99	0.19	0.57	0.76	(0.19)	–	(0.19)	13.56
2013		12.01	0.23	0.98	1.21	(0.23)	–	(0.23)	12.99
2012		11.24	0.19	0.79	0.98	(0.21)	–	(0.21)	12.01
2011		11.03	0.22	0.21	0.43	(0.22)	–	(0.22)	11.24
R-4 shares
2016	(d)	13.40	0.15	(0.10)	0.05	(0.19)	(0.40)	(0.59)	12.86
2015		13.60	0.28	(0.25)	0.03	(0.23)	–	(0.23)	13.40
2014		13.03	0.23	0.56	0.79	(0.22)	–	(0.22)	13.60
2013		12.03	0.24	1.00	1.24	(0.24)	–	(0.24)	13.03
2012		11.27	0.21	0.79	1.00	(0.24)	–	(0.24)	12.03
2011		11.07	0.25	0.20	0.45	(0.25)	–	(0.25)	11.27
R-5 shares
2016	(d)	13.43	0.16	(0.11)	0.05	(0.21)	(0.40)	(0.61)	12.87
2015		13.64	0.28	(0.23)	0.05	(0.26)	–	(0.26)	13.43
2014		13.06	0.24	0.57	0.81	(0.23)	–	(0.23)	13.64
2013		12.07	0.27	0.99	1.26	(0.27)	–	(0.27)	13.06
2012		11.30	0.22	0.81	1.03	(0.26)	–	(0.26)	12.07
2011		11.10	0.28	0.18	0.46	(0.26)	–	(0.26)	11.30

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

0.48%(e),(f)		$245,855	0.23%	(g)	0.27%(g)	2.48%	(g)	24.9%	(g)
0.36	(f)	249,105	0.31		0.34	1.99		32.7
6.25	(f)	255,331	0.33		0.37	1.71		24.1
10.51	(f)	235,463	0.34		0.54	2.00		15.2
9.22	(f)	214,077	0.37		0.56	1.82		28.7
4.10	(f)	202,423	0.39		0.53	2.17		16.4

0.60	(e)	811,717	0.03	(g)	–	2.70	(g)	24.9	(g)
0.65		871,781	0.04		–	2.31		32.7
6.54		1,096,931	0.04		–	2.04		24.1
10.81		1,093,311	0.04		–	2.42		15.2
9.58		1,148,980	0.04		–	2.14		28.7
4.52		1,074,682	0.04		–	2.55		16.4

0.15	(e)	9,951	0.91	(g)	–	1.91	(g)	24.9	(g)
(0.23)		12,141	0.92		–	1.48		32.7
5.61		14,995	0.91		–	1.27		24.1
9.90		18,403	0.91		–	1.53		15.2
8.62		20,503	0.91		–	1.31		28.7
3.63		21,110	0.92		–	1.65		16.4

0.19	(e)	10,812	0.78	(g)	–	1.86	(g)	24.9	(g)
(0.11)		12,072	0.79		–	1.63		32.7
5.74		15,736	0.78		–	1.39		24.1
10.09		20,762	0.78		–	1.76		15.2
8.77		25,982	0.78		–	1.48		28.7
3.70		30,298	0.79		–	1.91		16.4

0.33	(e)	56,327	0.60	(g)	–	2.09	(g)	24.9	(g)
0.12		64,152	0.61		–	1.76		32.7
5.93		74,667	0.60		–	1.47		24.1
10.20		76,245	0.60		–	1.83		15.2
8.94		80,009	0.60		–	1.61		28.7
3.95		81,172	0.61		–	1.98		16.4

0.45	(e)	33,605	0.41	(g)	–	2.38	(g)	24.9	(g)
0.26		38,245	0.42		–	2.10		32.7
6.10		59,247	0.41		–	1.71		24.1
10.52		68,271	0.41		–	1.94		15.2
9.12		68,441	0.41		–	1.85		28.7
4.09		77,085	0.42		–	2.17		16.4

0.45	(e)	81,855	0.29	(g)	–	2.46	(g)	24.9	(g)
0.39		90,554	0.30		–	2.06		32.7
6.29		108,094	0.29		–	1.77		24.1
10.59		113,248	0.29		–	2.16		15.2
9.31		114,530	0.29		–	1.90		28.7
4.16		115,406	0.30		–	2.44		16.4

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2016.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2015 FUND
Institutional shares
2016	(c)	$10.76	$0.13	($0.12)	$0.01	($0.18)	($0.68)	($0.86)	$9.91
2015		11.31	0.26	(0.18)	0.08	(0.27)	(0.36)	(0.63)	10.76
2014		11.13	0.22	0.54	0.76	(0.21)	(0.37)	(0.58)	11.31
2013		10.27	0.22	1.09	1.31	(0.23)	(0.22)	(0.45)	11.13
2012		9.70	0.20	0.73	0.93	(0.22)	(0.14)	(0.36)	10.27
2011		9.71	0.22	0.19	0.41	(0.22)	(0.20)	(0.42)	9.70
R-1 shares
2016	(c)	10.47	0.09	(0.12)	(0.03)	(0.07)	(0.68)	(0.75)	9.69
2015		11.02	0.19	(0.22)	(0.03)	(0.16)	(0.36)	(0.52)	10.47
2014		10.86	0.14	0.51	0.65	(0.12)	(0.37)	(0.49)	11.02
2013		10.03	0.14	1.05	1.19	(0.14)	(0.22)	(0.36)	10.86
2012		9.48	0.12	0.71	0.83	(0.14)	(0.14)	(0.28)	10.03
2011		9.52	0.14	0.17	0.31	(0.15)	(0.20)	(0.35)	9.48
R-2 shares
2016	(c)	10.52	0.10	(0.13)	(0.03)	(0.09)	(0.68)	(0.77)	9.72
2015		11.07	0.19	(0.20)	(0.01)	(0.18)	(0.36)	(0.54)	10.52
2014		10.90	0.12	0.54	0.66	(0.12)	(0.37)	(0.49)	11.07
2013		10.08	0.16	1.04	1.20	(0.16)	(0.22)	(0.38)	10.90
2012		9.51	0.13	0.72	0.85	(0.14)	(0.14)	(0.28)	10.08
2011		9.54	0.14	0.18	0.32	(0.15)	(0.20)	(0.35)	9.51
R-3 shares
2016	(c)	10.53	0.11	(0.13)	(0.02)	(0.12)	(0.68)	(0.80)	9.71
2015		11.09	0.21	(0.20)	0.01	(0.21)	(0.36)	(0.57)	10.53
2014		10.92	0.15	0.54	0.69	(0.15)	(0.37)	(0.52)	11.09
2013		10.09	0.16	1.07	1.23	(0.18)	(0.22)	(0.40)	10.92
2012		9.54	0.14	0.72	0.86	(0.17)	(0.14)	(0.31)	10.09
2011		9.57	0.16	0.18	0.34	(0.17)	(0.20)	(0.37)	9.54
R-4 shares
2016	(c)	10.60	0.11	(0.12)	(0.01)	(0.14)	(0.68)	(0.82)	9.77
2015		11.15	0.23	(0.20)	0.03	(0.22)	(0.36)	(0.58)	10.60
2014		10.98	0.18	0.53	0.71	(0.17)	(0.37)	(0.54)	11.15
2013		10.15	0.19	1.05	1.24	(0.19)	(0.22)	(0.41)	10.98
2012		9.59	0.18	0.71	0.89	(0.19)	(0.14)	(0.33)	10.15
2011		9.61	0.18	0.19	0.37	(0.19)	(0.20)	(0.39)	9.59
R-5 shares
2016	(c)	10.62	0.12	(0.12)	–	(0.15)	(0.68)	(0.83)	9.79
2015		11.18	0.25	(0.21)	0.04	(0.24)	(0.36)	(0.60)	10.62
2014		11.01	0.19	0.53	0.72	(0.18)	(0.37)	(0.55)	11.18
2013		10.17	0.19	1.08	1.27	(0.21)	(0.22)	(0.43)	11.01
2012		9.61	0.15	0.75	0.90	(0.20)	(0.14)	(0.34)	10.17
2011		9.63	0.21	0.16	0.37	(0.19)	(0.20)	(0.39)	9.61

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
			Ratio of Expenses		Investment Income
		Net Assets, End of	to Average Net		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Assets		Turnover Rate

0.28	%(d)	$578,895	0.03	%(e)	2.70	%(e)	21.5	%(e)
0.72		594,985	0.04		2.41		39.3
7.12		844,414	0.04		1.96		24.6
13.25		735,777	0.04	(f)	2.13		21.4
10.01		580,784	0.04	(f)	1.99		22.7
4.22		451,374	0.04	(f)	2.21		14.0

(0.10	) (d)	8,567	0.91	(e)	1.82	(e)	21.5	(e)
(0.23)		10,613	0.92		1.74		39.3
6.20		13,884	0.91		1.28		24.6
12.27		16,354	0.91		1.38		21.4
9.08		15,687	0.92		1.21		22.7
3.22		14,925	0.92		1.47		14.0

(0.07	) (d)	10,161	0.78	(e)	2.00	(e)	21.5	(e)
(0.08)		11,945	0.79		1.78		39.3
6.35		14,408	0.78		1.13		24.6
12.31		14,150	0.78		1.57		21.4
9.26		13,920	0.79		1.30		22.7
3.42		12,704	0.79		1.49		14.0

0.01	(d)	80,126	0.60	(e)	2.19	(e)	21.5	(e)
0.07		88,009	0.61		1.93		39.3
6.60		91,962	0.60		1.38		24.6
12.58		82,506	0.60		1.55		21.4
9.39		66,650	0.61		1.43		22.7
3.62		49,584	0.61		1.62		14.0

0.06	(d)	49,758	0.41	(e)	2.33	(e)	21.5	(e)
0.32		53,197	0.42		2.17		39.3
6.76		66,135	0.41		1.61		24.6
12.68		61,034	0.41		1.83		21.4
9.63		50,724	0.42		1.88		22.7
3.84		57,060	0.42		1.85		14.0

0.19	(d)	65,768	0.29	(e)	2.50	(e)	21.5	(e)
0.38		73,077	0.30		2.34		39.3
6.85		90,729	0.29		1.74		24.6
12.93		87,721	0.29		1.83		21.4
9.72		66,279	0.30		1.53		22.7
3.92		36,237	0.30		2.12		14.0

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2020 FUND
Class J shares
2016	(d)	$14.10	$0.16	($0.18)	($0.02)	($0.19)	($0.90)	($1.09)	$12.99
2015		14.86	0.35	(0.27)	0.08	(0.32)	(0.52)	(0.84)	14.10
2014		14.19	0.24	0.82	1.06	(0.24)	(0.15)	(0.39)	14.86
2013		12.55	0.24	1.66	1.90	(0.26)	–	(0.26)	14.19
2012		11.59	0.21	0.98	1.19	(0.23)	–	(0.23)	12.55
2011		11.41	0.21	0.18	0.39	(0.21)	–	(0.21)	11.59
Institutional shares
2016	(d)	14.19	0.18	(0.19)	(0.01)	(0.23)	(0.90)	(1.13)	13.05
2015		14.94	0.39	(0.26)	0.13	(0.36)	(0.52)	(0.88)	14.19
2014		14.27	0.29	0.81	1.10	(0.28)	(0.15)	(0.43)	14.94
2013		12.61	0.30	1.66	1.96	(0.30)	–	(0.30)	14.27
2012		11.65	0.25	0.98	1.23	(0.27)	–	(0.27)	12.61
2011		11.48	0.26	0.17	0.43	(0.26)	–	(0.26)	11.65
R-1 shares
2016	(d)	14.04	0.12	(0.19)	(0.07)	(0.10)	(0.90)	(1.00)	12.97
2015		14.79	0.28	(0.27)	0.01	(0.24)	(0.52)	(0.76)	14.04
2014		14.12	0.18	0.78	0.96	(0.14)	(0.15)	(0.29)	14.79
2013		12.48	0.19	1.64	1.83	(0.19)	–	(0.19)	14.12
2012		11.53	0.14	0.98	1.12	(0.17)	–	(0.17)	12.48
2011		11.36	0.15	0.18	0.33	(0.16)	–	(0.16)	11.53
R-2 shares
2016	(d)	14.02	0.13	(0.20)	(0.07)	(0.11)	(0.90)	(1.01)	12.94
2015		14.76	0.30	(0.27)	0.03	(0.25)	(0.52)	(0.77)	14.02
2014		14.10	0.18	0.80	0.98	(0.17)	(0.15)	(0.32)	14.76
2013		12.47	0.20	1.63	1.83	(0.20)	–	(0.20)	14.10
2012		11.50	0.17	0.97	1.14	(0.17)	–	(0.17)	12.47
2011		11.33	0.18	0.17	0.35	(0.18)	–	(0.18)	11.50
R-3 shares
2016	(d)	14.02	0.14	(0.18)	(0.04)	(0.15)	(0.90)	(1.05)	12.93
2015		14.78	0.32	(0.28)	0.04	(0.28)	(0.52)	(0.80)	14.02
2014		14.12	0.20	0.81	1.01	(0.20)	(0.15)	(0.35)	14.78
2013		12.49	0.22	1.64	1.86	(0.23)	–	(0.23)	14.12
2012		11.54	0.18	0.97	1.15	(0.20)	–	(0.20)	12.49
2011		11.36	0.19	0.19	0.38	(0.20)	–	(0.20)	11.54
R-4 shares
2016	(d)	14.06	0.15	(0.18)	(0.03)	(0.17)	(0.90)	(1.07)	12.96
2015		14.81	0.37	(0.30)	0.07	(0.30)	(0.52)	(0.82)	14.06
2014		14.15	0.24	0.80	1.04	(0.23)	(0.15)	(0.38)	14.81
2013		12.51	0.23	1.66	1.89	(0.25)	–	(0.25)	14.15
2012		11.56	0.21	0.97	1.18	(0.23)	–	(0.23)	12.51
2011		11.39	0.21	0.18	0.39	(0.22)	–	(0.22)	11.56
R-5 shares
2016	(d)	14.10	0.16	(0.18)	(0.02)	(0.19)	(0.90)	(1.09)	12.99
2015		14.86	0.36	(0.27)	0.09	(0.33)	(0.52)	(0.85)	14.10
2014		14.20	0.24	0.81	1.05	(0.24)	(0.15)	(0.39)	14.86
2013		12.55	0.26	1.66	1.92	(0.27)	–	(0.27)	14.20
2012		11.60	0.22	0.97	1.19	(0.24)	–	(0.24)	12.55
2011		11.42	0.24	0.17	0.41	(0.23)	–	(0.23)	11.60

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

(0.01)%(e),(f)		$890,286	0.22	%(g)	0.26%(g)	2.53	%(g)	21.3	%(g)
0.59	(f)	900,725	0.31		0.34	2.42		33.5
7.57	(f)	879,358	0.33		0.37	1.65		18.6
15.38	(f)	782,787	0.35		0.55	1.84		25.7
10.49	(f)	655,845	0.37		0.56	1.73		21.9
3.45	(f)	578,376	0.39		0.54	1.80		8.8

0.03	(e)	4,059,976	0.03	(g)	–	2.72	(g)	21.3	(g)
0.95		4,195,249	0.04		–	2.70		33.5
7.84		4,743,088	0.04		–	1.96		18.6
15.82		4,348,221	0.04		–	2.22		25.7
10.84		3,856,280	0.04		–	2.03		21.9
3.76		3,310,509	0.04		–	2.17		8.8

(0.40	) (e)	43,098	0.90	(g)	–	1.86	(g)	21.3	(g)
0.05		46,993	0.91		–	1.93		33.5
6.91		53,222	0.91		–	1.21		18.6
14.81		57,842	0.91		–	1.43		25.7
9.84		62,546	0.91		–	1.21		21.9
2.93		58,270	0.91		–	1.30		8.8

(0.39	) (e)	54,383	0.77	(g)	–	2.04	(g)	21.3	(g)
0.21		57,059	0.78		–	2.11		33.5
7.06		76,267	0.78		–	1.27		18.6
14.87		78,817	0.78		–	1.51		25.7
10.06		77,610	0.78		–	1.40		21.9
3.05		80,491	0.78		–	1.54		8.8

(0.20	) (e)	260,438	0.59	(g)	–	2.19	(g)	21.3	(g)
0.30		277,010	0.60		–	2.21		33.5
7.27		316,368	0.60		–	1.40		18.6
15.10		291,200	0.60		–	1.64		25.7
10.19		263,407	0.60		–	1.49		21.9
3.32		227,897	0.60		–	1.58		8.8

(0.09	) (e)	181,637	0.40	(g)	–	2.40	(g)	21.3	(g)
0.53		197,589	0.41		–	2.57		33.5
7.46		249,613	0.41		–	1.69		18.6
15.32		263,543	0.41		–	1.74		25.7
10.40		212,684	0.41		–	1.78		21.9
3.44		227,971	0.41		–	1.77		8.8

(0.04	) (e)	400,808	0.28	(g)	–	2.53	(g)	21.3	(g)
0.63		433,423	0.29		–	2.48		33.5
7.55		472,434	0.29		–	1.68		18.6
15.54		439,570	0.29		–	1.98		25.7
10.50		384,604	0.29		–	1.83		21.9
3.61		341,102	0.29		–	2.05		8.8

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2016.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2025 FUND
Institutional shares
2016	(c)	$11.17	$0.14	($0.17)	($0.03)	($0.17)	($0.73)	($0.90)	$10.24
2015		11.76	0.29	(0.18)	0.11	(0.31)	(0.39)	(0.70)	11.17
2014		11.50	0.22	0.70	0.92	(0.22)	(0.44)	(0.66)	11.76
2013		10.22	0.22	1.49	1.71	(0.22)	(0.21)	(0.43)	11.50
2012		9.47	0.19	0.82	1.01	(0.22)	(0.04)	(0.26)	10.22
2011		9.45	0.17	0.18	0.35	(0.19)	(0.14)	(0.33)	9.47
R-1 shares
2016	(c)	10.92	0.09	(0.17)	(0.08)	(0.07)	(0.73)	(0.80)	10.04
2015		11.51	0.22	(0.20)	0.02	(0.22)	(0.39)	(0.61)	10.92
2014		11.28	0.14	0.66	0.80	(0.13)	(0.44)	(0.57)	11.51
2013		10.04	0.14	1.45	1.59	(0.14)	(0.21)	(0.35)	11.28
2012		9.30	0.12	0.80	0.92	(0.14)	(0.04)	(0.18)	10.04
2011		9.30	0.10	0.16	0.26	(0.12)	(0.14)	(0.26)	9.30
R-2 shares
2016	(c)	10.95	0.10	(0.18)	(0.08)	(0.09)	(0.73)	(0.82)	10.05
2015		11.53	0.23	(0.20)	0.03	(0.22)	(0.39)	(0.61)	10.95
2014		11.29	0.13	0.69	0.82	(0.14)	(0.44)	(0.58)	11.53
2013		10.06	0.16	1.44	1.60	(0.16)	(0.21)	(0.37)	11.29
2012		9.32	0.13	0.80	0.93	(0.15)	(0.04)	(0.19)	10.06
2011		9.31	0.10	0.18	0.28	(0.13)	(0.14)	(0.27)	9.32
R-3 shares
2016	(c)	10.97	0.11	(0.18)	(0.07)	(0.11)	(0.73)	(0.84)	10.06
2015		11.56	0.24	(0.19)	0.05	(0.25)	(0.39)	(0.64)	10.97
2014		11.32	0.15	0.69	0.84	(0.16)	(0.44)	(0.60)	11.56
2013		10.08	0.15	1.47	1.62	(0.17)	(0.21)	(0.38)	11.32
2012		9.35	0.13	0.81	0.94	(0.17)	(0.04)	(0.21)	10.08
2011		9.34	0.12	0.18	0.30	(0.15)	(0.14)	(0.29)	9.35
R-4 shares
2016	(c)	11.06	0.11	(0.17)	(0.06)	(0.13)	(0.73)	(0.86)	10.14
2015		11.65	0.27	(0.20)	0.07	(0.27)	(0.39)	(0.66)	11.06
2014		11.40	0.18	0.69	0.87	(0.18)	(0.44)	(0.62)	11.65
2013		10.14	0.18	1.48	1.66	(0.19)	(0.21)	(0.40)	11.40
2012		9.40	0.19	0.77	0.96	(0.18)	(0.04)	(0.22)	10.14
2011		9.39	0.14	0.17	0.31	(0.16)	(0.14)	(0.30)	9.40
R-5 shares
2016	(c)	11.10	0.12	(0.17)	(0.05)	(0.14)	(0.73)	(0.87)	10.18
2015		11.69	0.29	(0.21)	0.08	(0.28)	(0.39)	(0.67)	11.10
2014		11.43	0.20	0.69	0.89	(0.19)	(0.44)	(0.63)	11.69
2013		10.17	0.19	1.48	1.67	(0.20)	(0.21)	(0.41)	11.43
2012		9.43	0.16	0.81	0.97	(0.19)	(0.04)	(0.23)	10.17
2011		9.41	0.16	0.17	0.33	(0.17)	(0.14)	(0.31)	9.43

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
			Ratio of Expenses		Investment Income
		Net Assets, End of	to Average Net		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Assets		Turnover Rate

(0.14	)%(d)	$1,194,283	0.03	%(e)	2.68	%(e)	17.8	%(e)
1.01		1,139,392	0.04		2.60		49.9
8.30		1,366,540	0.04		1.90		15.8
17.40		1,067,809	0.04	(f)	2.03		22.2
10.92		751,118	0.04	(f)	1.95		15.4
3.72		528,466	0.04	(f)	1.80		12.7

(0.63	) (d)	15,493	0.91	(e)	1.84	(e)	17.8	(e)
0.19		16,680	0.91		2.00		49.9
7.31		18,238	0.91		1.25		15.8
16.33		18,515	0.91		1.35		22.2
10.04		16,380	0.92		1.25		15.4
2.81		15,335	0.92		1.10		12.7

(0.59	) (d)	18,691	0.78	(e)	2.05	(e)	17.8	(e)
0.32		21,044	0.78		2.07		49.9
7.52		21,201	0.78		1.14		15.8
16.41		19,431	0.78		1.49		22.2
10.13		17,174	0.79		1.38		15.4
3.02		15,375	0.79		1.07		12.7

(0.49	) (d)	175,514	0.60	(e)	2.16	(e)	17.8	(e)
0.49		173,313	0.60		2.18		49.9
7.72		162,213	0.60		1.30		15.8
16.65		127,846	0.60		1.44		22.2
10.28		90,350	0.61		1.37		15.4
3.22		62,421	0.61		1.27		12.7

(0.44	) (d)	83,991	0.41	(e)	2.29	(e)	17.8	(e)
0.65		80,896	0.41		2.42		49.9
7.94		89,551	0.41		1.56		15.8
16.93		72,332	0.41		1.70		22.2
10.50		51,138	0.42		1.95		15.4
3.33		53,261	0.42		1.49		12.7

(0.32	) (d)	132,691	0.29	(e)	2.43	(e)	17.8	(e)
0.76		125,570	0.29		2.60		49.9
8.11		143,610	0.29		1.73		15.8
17.04		133,941	0.29		1.79		22.2
10.59		92,048	0.30		1.60		15.4
3.53		56,588	0.30		1.69		12.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2030 FUND
Class J shares
2016	(d)	$14.37	$0.16	($0.27)	($0.11)	($0.18)	($1.01)	($1.19)	$13.07
2015		15.17	0.36	(0.23)	0.13	(0.35)	(0.58)	(0.93)	14.37
2014		14.41	0.23	0.96	1.19	(0.24)	(0.19)	(0.43)	15.17
2013		12.39	0.23	2.03	2.26	(0.24)	–	(0.24)	14.41
2012		11.43	0.20	0.98	1.18	(0.22)	–	(0.22)	12.39
2011		11.23	0.17	0.21	0.38	(0.18)	–	(0.18)	11.43
Institutional shares
2016	(d)	14.43	0.18	(0.29)	(0.11)	(0.21)	(1.01)	(1.22)	13.10
2015		15.22	0.40	(0.22)	0.18	(0.39)	(0.58)	(0.97)	14.43
2014		14.46	0.28	0.95	1.23	(0.28)	(0.19)	(0.47)	15.22
2013		12.44	0.29	2.01	2.30	(0.28)	–	(0.28)	14.46
2012		11.47	0.24	0.99	1.23	(0.26)	–	(0.26)	12.44
2011		11.28	0.22	0.20	0.42	(0.23)	–	(0.23)	11.47
R-1 shares
2016	(d)	14.26	0.12	(0.28)	(0.16)	(0.08)	(1.01)	(1.09)	13.01
2015		15.07	0.28	(0.25)	0.03	(0.26)	(0.58)	(0.84)	14.26
2014		14.31	0.17	0.93	1.10	(0.15)	(0.19)	(0.34)	15.07
2013		12.31	0.19	1.98	2.17	(0.17)	–	(0.17)	14.31
2012		11.35	0.14	0.98	1.12	(0.16)	–	(0.16)	12.31
2011		11.16	0.12	0.20	0.32	(0.13)	–	(0.13)	11.35
R-2 shares
2016	(d)	14.29	0.13	(0.28)	(0.15)	(0.10)	(1.01)	(1.11)	13.03
2015		15.08	0.32	(0.26)	0.06	(0.27)	(0.58)	(0.85)	14.29
2014		14.33	0.19	0.93	1.12	(0.18)	(0.19)	(0.37)	15.08
2013		12.33	0.21	1.97	2.18	(0.18)	–	(0.18)	14.33
2012		11.36	0.16	0.98	1.14	(0.17)	–	(0.17)	12.33
2011		11.17	0.14	0.19	0.33	(0.14)	–	(0.14)	11.36
R-3 shares
2016	(d)	14.33	0.14	(0.28)	(0.14)	(0.13)	(1.01)	(1.14)	13.05
2015		15.13	0.34	(0.25)	0.09	(0.31)	(0.58)	(0.89)	14.33
2014		14.38	0.20	0.95	1.15	(0.21)	(0.19)	(0.40)	15.13
2013		12.37	0.21	2.01	2.22	(0.21)	–	(0.21)	14.38
2012		11.41	0.18	0.97	1.15	(0.19)	–	(0.19)	12.37
2011		11.21	0.15	0.21	0.36	(0.16)	–	(0.16)	11.41
R-4 shares
2016	(d)	14.75	0.16	(0.29)	(0.13)	(0.16)	(1.01)	(1.17)	13.45
2015		15.54	0.41	(0.29)	0.12	(0.33)	(0.58)	(0.91)	14.75
2014		14.76	0.25	0.95	1.20	(0.23)	(0.19)	(0.42)	15.54
2013		12.68	0.23	2.08	2.31	(0.23)	–	(0.23)	14.76
2012		11.69	0.21	1.00	1.21	(0.22)	–	(0.22)	12.68
2011		11.49	0.18	0.20	0.38	(0.18)	–	(0.18)	11.69
R-5 shares
2016	(d)	14.39	0.17	(0.29)	(0.12)	(0.17)	(1.01)	(1.18)	13.09
2015		15.19	0.37	(0.24)	0.13	(0.35)	(0.58)	(0.93)	14.39
2014		14.43	0.24	0.96	1.20	(0.25)	(0.19)	(0.44)	15.19
2013		12.41	0.26	2.01	2.27	(0.25)	–	(0.25)	14.43
2012		11.45	0.22	0.97	1.19	(0.23)	–	(0.23)	12.41
2011		11.26	0.21	0.18	0.39	(0.20)	–	(0.20)	11.45

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

(0.68)%(e),(f)		$1,043,485	0.23	%(g)	0.28%(g)	2.53	%(g)	18.6	%(g)
0.96	(f)	1,046,222	0.32		0.35	2.44		36.0
8.45	(f)	1,001,423	0.34		0.38	1.59		15.3
18.54	(f)	867,848	0.36		0.56	1.76		25.1
10.56	(f)	677,464	0.40		0.59	1.66		20.0
3.34	(f)	566,181	0.41		0.56	1.47		10.7

(0.63	) (e)	4,547,378	0.03	(g)	–	2.73	(g)	18.6	(g)
1.32		4,549,028	0.04		–	2.73		36.0
8.74		4,734,382	0.04		–	1.91		15.3
18.85		4,198,702	0.04		–	2.17		25.1
11.03		3,573,298	0.04		–	2.02		20.0
3.66		3,001,123	0.04		–	1.87		10.7

(1.02	) (e)	36,769	0.90	(g)	–	1.91	(g)	18.6	(g)
0.32		41,478	0.91		–	1.94		36.0
7.82		46,220	0.91		–	1.17		15.3
17.83		47,197	0.91		–	1.41		25.1
10.01		53,082	0.91		–	1.22		20.0
2.85		50,502	0.91		–	1.00		10.7

(0.91) (e),(h)		54,196	0.77	(g)	–	2.01	(g)	18.6	(g)
0.52		59,122	0.78		–	2.17		36.0
7.94		72,768	0.78		–	1.28		15.3
17.93		75,964	0.78		–	1.55		25.1
10.17		76,588	0.78		–	1.40		20.0
2.94		79,776	0.78		–	1.22		10.7

(0.85	) (e)	241,334	0.59	(g)	–	2.19	(g)	18.6	(g)
0.67		250,480	0.60		–	2.30		36.0
8.14		276,196	0.60		–	1.38		15.3
18.22		263,892	0.60		–	1.59		25.1
10.31		230,818	0.60		–	1.52		20.0
3.21		208,383	0.60		–	1.30		10.7

(0.79	) (e)	188,616	0.40	(g)	–	2.43	(g)	18.6	(g)
0.88		200,722	0.41		–	2.72		36.0
8.32		243,720	0.41		–	1.67		15.3
18.50		246,295	0.41		–	1.69		25.1
10.55		197,788	0.41		–	1.77		20.0
3.33		199,240	0.41		–	1.50		10.7

(0.69	) (e)	391,200	0.28	(g)	–	2.59	(g)	18.6	(g)
1.00		422,505	0.29		–	2.50		36.0
8.50		441,746	0.29		–	1.65		15.3
18.60		416,542	0.29		–	1.93		25.1
10.65		346,730	0.29		–	1.81		20.0
3.42		305,169	0.29		–	1.78		10.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2016.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.
(h)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2035 FUND
Institutional shares
2016	(c)	$11.52	$0.14	($0.27)	($0.13)	($0.16)	($0.44)	($0.60)	$10.79
2015		12.14	0.28	(0.12)	0.16	(0.31)	(0.47)	(0.78)	11.52
2014		11.75	0.21	0.82	1.03	(0.22)	(0.42)	(0.64)	12.14
2013		10.12	0.21	1.82	2.03	(0.22)	(0.18)	(0.40)	11.75
2012		9.33	0.17	0.85	1.02	(0.20)	(0.03)	(0.23)	10.12
2011		9.32	0.16	0.17	0.33	(0.16)	(0.16)	(0.32)	9.33
R-1 shares
2016	(c)	11.29	0.09	(0.26)	(0.17)	(0.06)	(0.44)	(0.50)	10.62
2015		11.92	0.23	(0.18)	0.05	(0.21)	(0.47)	(0.68)	11.29
2014		11.54	0.13	0.78	0.91	(0.11)	(0.42)	(0.53)	11.92
2013		9.95	0.14	1.76	1.90	(0.13)	(0.18)	(0.31)	11.54
2012		9.18	0.10	0.82	0.92	(0.12)	(0.03)	(0.15)	9.95
2011		9.18	0.08	0.17	0.25	(0.09)	(0.16)	(0.25)	9.18
R-2 shares
2016	(c)	11.28	0.10	(0.26)	(0.16)	(0.08)	(0.44)	(0.52)	10.60
2015		11.91	0.22	(0.15)	0.07	(0.23)	(0.47)	(0.70)	11.28
2014		11.54	0.12	0.81	0.93	(0.14)	(0.42)	(0.56)	11.91
2013		9.96	0.14	1.78	1.92	(0.16)	(0.18)	(0.34)	11.54
2012		9.19	0.11	0.82	0.93	(0.13)	(0.03)	(0.16)	9.96
2011		9.18	0.08	0.19	0.27	(0.10)	(0.16)	(0.26)	9.19
R-3 shares
2016	(c)	11.34	0.11	(0.27)	(0.16)	(0.10)	(0.44)	(0.54)	10.64
2015		11.97	0.24	(0.15)	0.09	(0.25)	(0.47)	(0.72)	11.34
2014		11.60	0.14	0.81	0.95	(0.16)	(0.42)	(0.58)	11.97
2013		10.00	0.14	1.81	1.95	(0.17)	(0.18)	(0.35)	11.60
2012		9.23	0.12	0.83	0.95	(0.15)	(0.03)	(0.18)	10.00
2011		9.23	0.10	0.18	0.28	(0.12)	(0.16)	(0.28)	9.23
R-4 shares
2016	(c)	11.41	0.12	(0.26)	(0.14)	(0.12)	(0.44)	(0.56)	10.71
2015		12.04	0.28	(0.16)	0.12	(0.28)	(0.47)	(0.75)	11.41
2014		11.66	0.17	0.81	0.98	(0.18)	(0.42)	(0.60)	12.04
2013		10.05	0.17	1.81	1.98	(0.19)	(0.18)	(0.37)	11.66
2012		9.27	0.16	0.81	0.97	(0.16)	(0.03)	(0.19)	10.05
2011		9.26	0.13	0.17	0.30	(0.13)	(0.16)	(0.29)	9.27
R-5 shares
2016	(c)	11.45	0.13	(0.27)	(0.14)	(0.13)	(0.44)	(0.57)	10.74
2015		12.08	0.29	(0.16)	0.13	(0.29)	(0.47)	(0.76)	11.45
2014		11.69	0.19	0.81	1.00	(0.19)	(0.42)	(0.61)	12.08
2013		10.08	0.18	1.81	1.99	(0.20)	(0.18)	(0.38)	11.69
2012		9.30	0.14	0.85	0.99	(0.18)	(0.03)	(0.21)	10.08
2011		9.29	0.14	0.17	0.31	(0.14)	(0.16)	(0.30)	9.30

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
			Ratio of Expenses		Investment Income
		Net Assets, End of	to Average Net		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Assets		Turnover Rate

(1.09	)%(d)	$935,587	0.03	%(e)	2.65	%(e)	20.3	%(e)
1.52		888,781	0.04		2.43		38.8
9.10		961,514	0.04		1.78		13.4
20.69		734,686	0.04	(f)	1.94		22.2
11.23		490,889	0.04	(f)	1.78		13.0
3.48		335,624	0.05	(f)	1.62		6.1

(1.46	) (d)	12,495	0.91	(e)	1.79	(e)	20.3	(e)
0.57		12,831	0.92		1.99		38.8
8.22		14,516	0.91		1.15		13.4
19.61		14,704	0.91		1.28		22.2
10.23		14,603	0.92		1.01		13.0
2.68		12,855	0.92		0.85		6.1

(1.39	) (d)	14,243	0.78	(e)	1.96	(e)	20.3	(e)
0.70		15,383	0.79		1.92		38.8
8.35		15,138	0.78		0.99		13.4
19.77		11,998	0.78		1.30		22.2
10.30		9,549	0.79		1.10		13.0
2.89		7,776	0.79		0.89		6.1

(1.38	) (d)	113,652	0.60	(e)	2.16	(e)	20.3	(e)
0.91		117,689	0.61		2.06		38.8
8.51		108,395	0.60		1.23		13.4
20.03		91,530	0.60		1.36		22.2
10.55		62,383	0.61		1.26		13.0
2.95		44,844	0.61		1.09		6.1

(1.23	) (d)	66,882	0.41	(e)	2.25	(e)	20.3	(e)
1.10		65,678	0.42		2.42		38.8
8.74		70,482	0.41		1.48		13.4
20.25		53,662	0.41		1.61		22.2
10.79		40,305	0.42		1.70		13.0
3.20		36,070	0.42		1.32		6.1

(1.19	) (d)	101,837	0.29	(e)	2.39	(e)	20.3	(e)
1.21		98,245	0.30		2.47		38.8
8.92		107,166	0.29		1.61		13.4
20.32		95,411	0.29		1.65		22.2
10.90		57,005	0.30		1.45		13.0
3.29		35,360	0.30		1.44		6.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2040 FUND
Class J shares
2016	(d)	$14.78	$0.17	($0.37)	($0.20)	($0.16)	($0.72)	($0.88)	$13.70
2015		15.61	0.35	(0.19)	0.16	(0.36)	(0.63)	(0.99)	14.78
2014		14.90	0.22	1.09	1.31	(0.23)	(0.37)	(0.60)	15.61
2013		12.50	0.22	2.41	2.63	(0.23)	–	(0.23)	14.90
2012		11.49	0.17	1.04	1.21	(0.20)	–	(0.20)	12.50
2011		11.29	0.15	0.20	0.35	(0.15)	–	(0.15)	11.49
Institutional shares
2016	(d)	14.91	0.18	(0.36)	(0.18)	(0.21)	(0.72)	(0.93)	13.80
2015		15.74	0.41	(0.20)	0.21	(0.41)	(0.63)	(1.04)	14.91
2014		15.02	0.28	1.09	1.37	(0.28)	(0.37)	(0.65)	15.74
2013		12.59	0.28	2.42	2.70	(0.27)	–	(0.27)	15.02
2012		11.57	0.22	1.04	1.26	(0.24)	–	(0.24)	12.59
2011		11.37	0.20	0.20	0.40	(0.20)	–	(0.20)	11.57
R-1 shares
2016	(d)	14.71	0.13	(0.37)	(0.24)	(0.07)	(0.72)	(0.79)	13.68
2015		15.54	0.30	(0.22)	0.08	(0.28)	(0.63)	(0.91)	14.71
2014		14.83	0.16	1.06	1.22	(0.14)	(0.37)	(0.51)	15.54
2013		12.44	0.17	2.38	2.55	(0.16)	–	(0.16)	14.83
2012		11.42	0.12	1.04	1.16	(0.14)	–	(0.14)	12.44
2011		11.24	0.10	0.18	0.28	(0.10)	–	(0.10)	11.42
R-2 shares
2016	(d)	14.72	0.13	(0.37)	(0.24)	(0.08)	(0.72)	(0.80)	13.68
2015		15.54	0.34	(0.24)	0.10	(0.29)	(0.63)	(0.92)	14.72
2014		14.84	0.18	1.06	1.24	(0.17)	(0.37)	(0.54)	15.54
2013		12.45	0.19	2.38	2.57	(0.18)	–	(0.18)	14.84
2012		11.43	0.14	1.03	1.17	(0.15)	–	(0.15)	12.45
2011		11.24	0.12	0.18	0.30	(0.11)	–	(0.11)	11.43
R-3 shares
2016	(d)	14.71	0.15	(0.38)	(0.23)	(0.12)	(0.72)	(0.84)	13.64
2015		15.54	0.33	(0.20)	0.13	(0.33)	(0.63)	(0.96)	14.71
2014		14.84	0.19	1.08	1.27	(0.20)	(0.37)	(0.57)	15.54
2013		12.45	0.20	2.39	2.59	(0.20)	–	(0.20)	14.84
2012		11.44	0.16	1.02	1.18	(0.17)	–	(0.17)	12.45
2011		11.24	0.13	0.20	0.33	(0.13)	–	(0.13)	11.44
R-4 shares
2016	(d)	14.74	0.16	(0.37)	(0.21)	(0.15)	(0.72)	(0.87)	13.66
2015		15.57	0.40	(0.25)	0.15	(0.35)	(0.63)	(0.98)	14.74
2014		14.87	0.24	1.06	1.30	(0.23)	(0.37)	(0.60)	15.57
2013		12.47	0.22	2.41	2.63	(0.23)	–	(0.23)	14.87
2012		11.46	0.18	1.03	1.21	(0.20)	–	(0.20)	12.47
2011		11.27	0.15	0.20	0.35	(0.16)	–	(0.16)	11.46
R-5 shares
2016	(d)	14.83	0.17	(0.37)	(0.20)	(0.17)	(0.72)	(0.89)	13.74
2015		15.66	0.36	(0.18)	0.18	(0.38)	(0.63)	(1.01)	14.83
2014		14.95	0.23	1.09	1.32	(0.24)	(0.37)	(0.61)	15.66
2013		12.54	0.25	2.40	2.65	(0.24)	–	(0.24)	14.95
2012		11.52	0.19	1.04	1.23	(0.21)	–	(0.21)	12.54
2011		11.32	0.20	0.17	0.37	(0.17)	–	(0.17)	11.52

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

(1.31)%(e),(f)		$610,298	0.26	%(g)	0.31%(g)	2.49	%(g)	23.6	%(g)
1.15	(f)	609,315	0.35		0.38	2.34		25.2
9.04	(f)	569,314	0.38		0.42	1.45		11.5
21.35	(f)	484,414	0.40		0.60	1.63		30.1
10.71	(f)	361,253	0.45		0.64	1.40		12.5
3.03	(f)	286,387	0.46		0.60	1.23		12.6

(1.21	) (e)	3,066,970	0.03	(g)	–	2.71	(g)	23.6	(g)
1.47		3,056,094	0.04		–	2.68		25.2
9.38		3,109,551	0.04		–	1.81		11.5
21.87		2,718,326	0.04		–	2.07		30.1
11.18		2,235,924	0.04		–	1.83		12.5
3.46		1,851,739	0.04		–	1.69		12.6

(1.64	) (e)	26,341	0.90	(g)	–	1.86	(g)	23.6	(g)
0.60		28,622	0.91		–	2.00		25.2
8.43		33,659	0.91		–	1.07		11.5
20.71		33,757	0.91		–	1.26		30.1
10.29		37,999	0.91		–	0.98		12.5
2.51		33,918	0.91		–	0.81		12.6

(1.61	) (e)	35,634	0.77	(g)	–	1.99	(g)	23.6	(g)
0.73		37,545	0.78		–	2.29		25.2
8.58		51,404	0.78		–	1.20		11.5
20.94		55,940	0.78		–	1.40		30.1
10.36		47,947	0.78		–	1.17		12.5
2.68		45,698	0.78		–	1.02		12.6

(1.52	) (e)	155,572	0.59	(g)	–	2.18	(g)	23.6	(g)
0.92		158,468	0.60		–	2.24		25.2
8.78		169,617	0.60		–	1.26		11.5
21.11		151,677	0.60		–	1.50		30.1
10.54		132,770	0.60		–	1.36		12.5
2.94		122,973	0.60		–	1.10		12.6

(1.40	) (e)	127,866	0.40	(g)	–	2.40	(g)	23.6	(g)
1.07		134,693	0.41		–	2.64		25.2
8.97		153,985	0.41		–	1.56		11.5
21.39		153,849	0.41		–	1.59		30.1
10.76		123,706	0.41		–	1.53		12.5
3.06		111,132	0.41		–	1.29		12.6

(1.35	) (e)	275,631	0.28	(g)	–	2.57	(g)	23.6	(g)
1.23		295,602	0.29		–	2.39		25.2
9.11		292,483	0.29		–	1.52		11.5
21.50		260,420	0.29		–	1.84		30.1
10.93		204,880	0.29		–	1.63		12.5
3.24		177,248	0.29		–	1.68		12.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2016.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2045 FUND
Institutional shares
2016	(c)	$11.76	$0.14	($0.30)	($0.16)	($0.16)	($0.44)	($0.60)	$11.00
2015		12.39	0.29	(0.12)	0.17	(0.33)	(0.47)	(0.80)	11.76
2014		11.90	0.21	0.89	1.10	(0.22)	(0.39)	(0.61)	12.39
2013		10.06	0.20	2.00	2.20	(0.21)	(0.15)	(0.36)	11.90
2012		9.26	0.16	0.85	1.01	(0.18)	(0.03)	(0.21)	10.06
2011		9.23	0.14	0.19	0.33	(0.14)	(0.16)	(0.30)	9.26
R-1 shares
2016	(c)	11.42	0.10	(0.31)	(0.21)	(0.05)	(0.44)	(0.49)	10.72
2015		12.06	0.26	(0.19)	0.07	(0.24)	(0.47)	(0.71)	11.42
2014		11.59	0.13	0.84	0.97	(0.11)	(0.39)	(0.50)	12.06
2013		9.82	0.14	1.92	2.06	(0.14)	(0.15)	(0.29)	11.59
2012		9.04	0.08	0.84	0.92	(0.11)	(0.03)	(0.14)	9.82
2011		9.05	0.06	0.17	0.23	(0.08)	(0.16)	(0.24)	9.04
R-2 shares
2016	(c)	11.42	0.11	(0.30)	(0.19)	(0.08)	(0.44)	(0.52)	10.71
2015		12.06	0.22	(0.14)	0.08	(0.25)	(0.47)	(0.72)	11.42
2014		11.61	0.12	0.86	0.98	(0.14)	(0.39)	(0.53)	12.06
2013		9.84	0.14	1.94	2.08	(0.16)	(0.15)	(0.31)	11.61
2012		9.06	0.08	0.85	0.93	(0.12)	(0.03)	(0.15)	9.84
2011		9.06	0.07	0.18	0.25	(0.09)	(0.16)	(0.25)	9.06
R-3 shares
2016	(c)	11.51	0.11	(0.30)	(0.19)	(0.10)	(0.44)	(0.54)	10.78
2015		12.14	0.24	(0.13)	0.11	(0.27)	(0.47)	(0.74)	11.51
2014		11.68	0.14	0.87	1.01	(0.16)	(0.39)	(0.55)	12.14
2013		9.89	0.14	1.96	2.10	(0.16)	(0.15)	(0.31)	11.68
2012		9.11	0.12	0.83	0.95	(0.14)	(0.03)	(0.17)	9.89
2011		9.10	0.09	0.18	0.27	(0.10)	(0.16)	(0.26)	9.11
R-4 shares
2016	(c)	11.59	0.12	(0.30)	(0.18)	(0.12)	(0.44)	(0.56)	10.85
2015		12.22	0.30	(0.17)	0.13	(0.29)	(0.47)	(0.76)	11.59
2014		11.74	0.17	0.87	1.04	(0.17)	(0.39)	(0.56)	12.22
2013		9.94	0.18	1.96	2.14	(0.19)	(0.15)	(0.34)	11.74
2012		9.15	0.11	0.86	0.97	(0.15)	(0.03)	(0.18)	9.94
2011		9.14	0.11	0.18	0.29	(0.12)	(0.16)	(0.28)	9.15
R-5 shares
2016	(c)	11.61	0.13	(0.30)	(0.17)	(0.13)	(0.44)	(0.57)	10.87
2015		12.24	0.30	(0.16)	0.14	(0.30)	(0.47)	(0.77)	11.61
2014		11.77	0.18	0.88	1.06	(0.20)	(0.39)	(0.59)	12.24
2013		9.97	0.16	1.98	2.14	(0.19)	(0.15)	(0.34)	11.77
2012		9.17	0.13	0.86	0.99	(0.16)	(0.03)	(0.19)	9.97
2011		9.16	0.12	0.18	0.30	(0.13)	(0.16)	(0.29)	9.17

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
			Ratio of Expenses		Investment Income
		Net Assets, End of	to Average Net		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Assets		Turnover Rate

(1.38	)%(d)	$592,858	0.04	%(e)	2.66	%(e)	21.9	%(e)
1.55		546,736	0.05		2.44		33.3
9.62		536,107	0.04		1.71		8.7
22.58		399,463	0.05	(f)	1.87		23.3
11.27		244,484	0.05	(f)	1.63		8.1
3.57		154,522	0.06	(f)	1.48		4.5

(1.84	) (d)	7,121	0.91	(e)	1.81	(e)	21.9	(e)
0.67		7,540	0.92		2.22		33.3
8.75		9,350	0.92		1.11		8.7
21.44		9,201	0.92		1.28		23.3
10.40		9,027	0.92		0.85		8.1
2.53		7,195	0.92	(f)	0.70		4.5

(1.70	) (d)	11,237	0.78	(e)	2.01	(e)	21.9	(e)
0.77		11,626	0.79		1.90		33.3
8.83		11,165	0.79		1.01		8.7
21.65		9,204	0.79		1.29		23.3
10.53		6,674	0.79		0.89		8.1
2.73		4,130	0.79	(f)	0.71		4.5

(1.66	) (d)	69,234	0.60	(e)	2.15	(e)	21.9	(e)
1.04		67,285	0.61		2.02		33.3
9.02		56,544	0.61		1.19		8.7
21.79		46,505	0.61		1.35		23.3
10.69		30,592	0.61		1.32		8.1
2.96		28,181	0.61	(f)	0.96		4.5

(1.59	) (d)	38,273	0.41	(e)	2.25	(e)	21.9	(e)
1.23		35,086	0.42		2.56		33.3
9.21		37,009	0.42		1.43		8.7
22.11		27,277	0.42		1.68		23.3
10.90		29,088	0.42		1.20		8.1
3.10		16,819	0.42	(f)	1.17		4.5

(1.50	) (d)	81,603	0.29	(e)	2.39	(e)	21.9	(e)
1.34		77,534	0.30		2.57		33.3
9.37		87,269	0.30		1.51		8.7
22.13		69,834	0.30		1.52		23.3
11.15		28,899	0.30		1.36		8.1
3.19		17,728	0.30	(f)	1.26		4.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2050 FUND
Class J shares
2016	(d)	$14.10	$0.15	($0.38)	($0.23)	($0.14)	($0.62)	($0.76)	$13.11
2015		14.91	0.31	(0.16)	0.15	(0.35)	(0.61)	(0.96)	14.10
2014		14.25	0.18	1.10	1.28	(0.21)	(0.41)	(0.62)	14.91
2013		11.81	0.20	2.45	2.65	(0.21)	–	(0.21)	14.25
2012		10.82	0.13	1.02	1.15	(0.16)	–	(0.16)	11.81
2011		10.64	0.11	0.18	0.29	(0.11)	–	(0.11)	10.82
Institutional shares
2016	(d)	14.47	0.18	(0.40)	(0.22)	(0.19)	(0.62)	(0.81)	13.44
2015		15.27	0.39	(0.17)	0.22	(0.41)	(0.61)	(1.02)	14.47
2014		14.57	0.26	1.12	1.38	(0.27)	(0.41)	(0.68)	15.27
2013		12.07	0.27	2.49	2.76	(0.26)	–	(0.26)	14.57
2012		11.05	0.20	1.04	1.24	(0.22)	–	(0.22)	12.07
2011		10.86	0.18	0.18	0.36	(0.17)	–	(0.17)	11.05
R-1 shares
2016	(d)	14.27	0.12	(0.39)	(0.27)	(0.07)	(0.62)	(0.69)	13.31
2015		15.08	0.28	(0.19)	0.09	(0.29)	(0.61)	(0.90)	14.27
2014		14.39	0.15	1.09	1.24	(0.14)	(0.41)	(0.55)	15.08
2013		11.92	0.16	2.46	2.62	(0.15)	–	(0.15)	14.39
2012		10.91	0.10	1.03	1.13	(0.12)	–	(0.12)	11.92
2011		10.74	0.08	0.18	0.26	(0.09)	–	(0.09)	10.91
R-2 shares
2016	(d)	14.27	0.13	(0.40)	(0.27)	(0.08)	(0.62)	(0.70)	13.30
2015		15.07	0.36	(0.25)	0.11	(0.30)	(0.61)	(0.91)	14.27
2014		14.40	0.16	1.09	1.25	(0.17)	(0.41)	(0.58)	15.07
2013		11.94	0.18	2.46	2.64	(0.18)	–	(0.18)	14.40
2012		10.92	0.12	1.03	1.15	(0.13)	–	(0.13)	11.94
2011		10.74	0.10	0.17	0.27	(0.09)	–	(0.09)	10.92
R-3 shares
2016	(d)	14.30	0.14	(0.40)	(0.26)	(0.12)	(0.62)	(0.74)	13.30
2015		15.10	0.33	(0.19)	0.14	(0.33)	(0.61)	(0.94)	14.30
2014		14.42	0.17	1.12	1.29	(0.20)	(0.41)	(0.61)	15.10
2013		11.95	0.19	2.47	2.66	(0.19)	–	(0.19)	14.42
2012		10.95	0.14	1.01	1.15	(0.15)	–	(0.15)	11.95
2011		10.76	0.11	0.19	0.30	(0.11)	–	(0.11)	10.95
R-4 shares
2016	(d)	14.37	0.16	(0.41)	(0.25)	(0.14)	(0.62)	(0.76)	13.36
2015		15.16	0.40	(0.23)	0.17	(0.35)	(0.61)	(0.96)	14.37
2014		14.48	0.22	1.09	1.31	(0.22)	(0.41)	(0.63)	15.16
2013		11.99	0.21	2.50	2.71	(0.22)	–	(0.22)	14.48
2012		10.99	0.15	1.03	1.18	(0.18)	–	(0.18)	11.99
2011		10.80	0.13	0.19	0.32	(0.13)	–	(0.13)	10.99
R-5 shares
2016	(d)	14.40	0.17	(0.41)	(0.24)	(0.15)	(0.62)	(0.77)	13.39
2015		15.20	0.35	(0.16)	0.19	(0.38)	(0.61)	(0.99)	14.40
2014		14.51	0.22	1.12	1.34	(0.24)	(0.41)	(0.65)	15.20
2013		12.03	0.23	2.48	2.71	(0.23)	–	(0.23)	14.51
2012		11.01	0.17	1.04	1.21	(0.19)	–	(0.19)	12.03
2011		10.82	0.16	0.18	0.34	(0.15)	–	(0.15)	11.01

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

(1.61)%(e),(f)		$185,991	0.36	%(g)	0.41%(g)	2.38	%(g)	22.2	%(g)
1.12	(f)	183,490	0.47		0.50	2.19		21.6
9.30	(f)	159,787	0.49		0.53	1.27		9.9
22.73	(f)	124,651	0.51		0.71	1.51		29.5
10.84	(f)	88,494	0.56		0.76	1.16		10.5
2.74	(f)	67,553	0.58		0.72	0.98		15.5

(1.47	) (e)	1,730,224	0.03	(g)	–	2.69	(g)	22.2	(g)
1.57		1,671,172	0.04		–	2.67		21.6
9.80		1,603,984	0.04		–	1.78		9.9
23.28		1,370,372	0.04		–	2.01		29.5
11.45		1,031,138	0.04		–	1.72		10.5
3.30		829,516	0.04		–	1.58		15.5

(1.89	) (e)	16,712	0.91	(g)	–	1.85	(g)	22.2	(g)
0.68		17,417	0.92		–	1.91		21.6
8.87		18,098	0.91		–	1.00		9.9
22.20		16,286	0.91		–	1.19		29.5
10.49		17,885	0.91		–	0.84		10.5
2.38		14,614	0.92		–	0.67		15.5

(1.92	) (e)	21,591	0.78	(g)	–	1.97	(g)	22.2	(g)
0.82		23,189	0.79		–	2.51		21.6
8.98		31,670	0.78		–	1.09		9.9
22.39		29,353	0.78		–	1.35		29.5
10.64		21,922	0.78		–	1.04		10.5
2.52		20,121	0.79		–	0.90		15.5

(1.83	) (e)	77,134	0.60	(g)	–	2.15	(g)	22.2	(g)
1.03		76,536	0.61		–	2.26		21.6
9.20		78,959	0.60		–	1.19		9.9
22.59		68,416	0.60		–	1.43		29.5
10.73		52,457	0.60		–	1.26		10.5
2.79		46,829	0.61		–	0.94		15.5

(1.71	) (e)	64,485	0.41	(g)	–	2.39	(g)	22.2	(g)
1.22		66,438	0.42		–	2.74		21.6
9.33		73,607	0.41		–	1.53		9.9
22.93		69,616	0.41		–	1.60		29.5
10.91		57,975	0.41		–	1.30		10.5
2.96		45,442	0.42		–	1.15		15.5

(1.61	) (e)	162,584	0.29	(g)	–	2.55	(g)	22.2	(g)
1.35		170,071	0.30		–	2.38		21.6
9.54		163,844	0.29		–	1.47		9.9
22.91		133,924	0.29		–	1.76		29.5
11.19		90,201	0.29		–	1.48		10.5
3.08		72,123	0.30		–	1.42		15.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2016.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2055 FUND
Institutional shares
2016	(c)	$12.04	$0.15	($0.34)	($0.19)	($0.16)	($0.35)	($0.51)	$11.34
2015		12.56	0.28	(0.09)	0.19	(0.33)	(0.38)	(0.71)	12.04
2014		11.98	0.19	0.94	1.13	(0.21)	(0.34)	(0.55)	12.56
2013		10.02	0.19	2.09	2.28	(0.21)	(0.11)	(0.32)	11.98
2012		9.22	0.14	0.87	1.01	(0.17)	(0.04)	(0.21)	10.02
2011		9.21	0.13	0.14	0.27	(0.13)	(0.13)	(0.26)	9.22
R-1 shares
2016	(c)	11.66	0.09	(0.33)	(0.24)	(0.06)	(0.35)	(0.41)	11.01
2015		12.20	0.21	(0.12)	0.09	(0.25)	(0.38)	(0.63)	11.66
2014		11.66	0.11	0.89	1.00	(0.12)	(0.34)	(0.46)	12.20
2013		9.78	0.13	2.00	2.13	(0.14)	(0.11)	(0.25)	11.66
2012		9.01	0.07	0.85	0.92	(0.11)	(0.04)	(0.15)	9.78
2011		9.02	0.04	0.15	0.19	(0.07)	(0.13)	(0.20)	9.01
R-2 shares
2016	(c)	11.70	0.10	(0.34)	(0.24)	(0.08)	(0.35)	(0.43)	11.03
2015		12.23	0.19	(0.08)	0.11	(0.26)	(0.38)	(0.64)	11.70
2014		11.70	0.09	0.92	1.01	(0.14)	(0.34)	(0.48)	12.23
2013		9.81	0.13	2.03	2.16	(0.16)	(0.11)	(0.27)	11.70
2012		9.02	0.06	0.87	0.93	(0.10)	(0.04)	(0.14)	9.81
2011		9.05	0.07	0.13	0.20	(0.10)	(0.13)	(0.23)	9.02
R-3 shares
2016	(c)	11.77	0.11	(0.33)	(0.22)	(0.10)	(0.35)	(0.45)	11.10
2015		12.31	0.22	(0.10)	0.12	(0.28)	(0.38)	(0.66)	11.77
2014		11.77	0.12	0.92	1.04	(0.16)	(0.34)	(0.50)	12.31
2013		9.86	0.12	2.07	2.19	(0.17)	(0.11)	(0.28)	11.77
2012		9.08	0.08	0.87	0.95	(0.13)	(0.04)	(0.17)	9.86
2011		9.09	0.08	0.13	0.21	(0.09)	(0.13)	(0.22)	9.08
R-4 shares
2016	(c)	11.85	0.12	(0.33)	(0.21)	(0.12)	(0.35)	(0.47)	11.17
2015		12.39	0.29	(0.15)	0.14	(0.30)	(0.38)	(0.68)	11.85
2014		11.83	0.15	0.93	1.08	(0.18)	(0.34)	(0.52)	12.39
2013		9.91	0.15	2.06	2.21	(0.18)	(0.11)	(0.29)	11.83
2012		9.12	0.11	0.86	0.97	(0.14)	(0.04)	(0.18)	9.91
2011		9.12	0.09	0.15	0.24	(0.11)	(0.13)	(0.24)	9.12
R-5 shares
2016	(c)	11.89	0.13	(0.33)	(0.20)	(0.13)	(0.35)	(0.48)	11.21
2015		12.42	0.28	(0.12)	0.16	(0.31)	(0.38)	(0.69)	11.89
2014		11.86	0.16	0.93	1.09	(0.19)	(0.34)	(0.53)	12.42
2013		9.93	0.15	2.08	2.23	(0.19)	(0.11)	(0.30)	11.86
2012		9.15	0.10	0.87	0.97	(0.15)	(0.04)	(0.19)	9.93
2011		9.14	0.11	0.15	0.26	(0.12)	(0.13)	(0.25)	9.15

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
			Ratio of Expenses		Investment Income
		Net Assets, End of	to Average Net		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Assets		Turnover Rate

(1.56	)%(d)	$201,404	0.05	%(e)	2.62	%(e)	19.1	%(e)
1.63		169,883	0.07	(f)	2.32		22.4
9.78		127,374	0.07	(f)	1.60		8.6
23.32		84,497	0.09	(f)	1.77		29.1
11.27		47,528	0.08	(f)	1.46		15.1
2.97		26,746	0.08	(f)	1.35		22.5

(1.98	) (d)	2,525	0.91 (e)	,(f)	1.64	(e)	19.1	(e)
0.75		2,254	0.93	(f)	1.74		22.4
8.87		1,861	0.93	(f)	0.94		8.6
22.21		1,453	0.93	(f)	1.21		29.1
10.36		1,148	0.94	(f)	0.79		15.1
2.06		868	0.96	(f)	0.48		22.5

(1.97	) (d)	2,718	0.78 (e)	,(f)	1.88	(e)	19.1	(e)
0.95		2,398	0.80	(f)	1.64		22.4
8.92		1,751	0.80	(f)	0.75		8.6
22.47		1,142	0.80	(f)	1.26		29.1
10.43		715	0.81	(f)	0.59		15.1
2.16		345	0.83	(f)	0.70		22.5

(1.79	) (d)	18,838	0.60 (e)	,(f)	2.11	(e)	19.1	(e)
1.01		16,439	0.62	(f)	1.81		22.4
9.18		11,168	0.62	(f)	1.04		8.6
22.65		7,790	0.62	(f)	1.13		29.1
10.69		3,765	0.63	(f)	0.83		15.1
2.33		2,066	0.65	(f)	0.82		22.5

(1.75	) (d)	14,122	0.41 (e)	,(f)	2.21	(e)	19.1	(e)
1.18		11,748	0.43	(f)	2.38		22.4
9.44		10,401	0.43	(f)	1.27		8.6
22.84		6,590	0.43	(f)	1.37		29.1
10.89		3,511	0.44	(f)	1.18		15.1
2.61		2,397	0.46	(f)	0.99		22.5

(1.66	) (d)	22,913	0.29 (e)	,(f)	2.33	(e)	19.1	(e)
1.37		19,662	0.31	(f)	2.31		22.4
9.54		18,911	0.31	(f)	1.29		8.6
23.01		11,694	0.31	(f)	1.36		29.1
10.91		4,519	0.32	(f)	1.07		15.1
2.80		2,023	0.34	(f)	1.17		22.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2060 FUND
Class J shares
2016	(c)	$12.19	$0.13	($0.34)	($0.21)	($0.13)	($0.23)	($0.36)	$11.62
2015		12.36	0.20	(0.06)	0.14	(0.30)	(0.01)	(0.31)	12.19
2014		11.50	0.10	0.97	1.07	(0.19)	(0.02)	(0.21)	12.36
2013	(h)	10.00	–	1.50	1.50	–	–	–	11.50
Institutional shares
2016	(c)	12.26	0.15	(0.35)	(0.20)	(0.16)	(0.23)	(0.39)	11.67
2015		12.41	0.23	(0.05)	0.18	(0.32)	(0.01)	(0.33)	12.26
2014		11.52	0.03	1.08	1.11	(0.20)	(0.02)	(0.22)	12.41
2013	(h)	10.00	0.02	1.50	1.52	–	–	–	11.52
R-1 shares
2016	(c)	12.03	0.08	(0.33)	(0.25)	(0.09)	(0.23)	(0.32)	11.46
2015		12.23	0.10	(0.02)	0.08	(0.27)	(0.01)	(0.28)	12.03
2014		11.45	(0.05)	1.05	1.00	(0.20)	(0.02)	(0.22)	12.23
2013	(h)	10.00	(0.04)	1.49	1.45	–	–	–	11.45
R-2 shares
2016	(c)	12.06	0.11	(0.35)	(0.24)	(0.09)	(0.23)	(0.32)	11.50
2015		12.26	0.14	(0.05)	0.09	(0.28)	(0.01)	(0.29)	12.06
2014		11.46	(0.04)	1.06	1.02	(0.20)	(0.02)	(0.22)	12.26
2013	(h)	10.00	(0.03)	1.49	1.46	–	–	–	11.46
R-3 shares
2016	(c)	12.15	0.12	(0.34)	(0.22)	(0.11)	(0.23)	(0.34)	11.59
2015		12.33	0.18	(0.06)	0.12	(0.29)	(0.01)	(0.30)	12.15
2014		11.50	(0.02)	1.06	1.04	(0.19)	(0.02)	(0.21)	12.33
2013	(h)	10.00	(0.02)	1.52	1.50	–	–	–	11.50
R-4 shares
2016	(c)	12.16	0.15	(0.36)	(0.21)	(0.13)	(0.23)	(0.36)	11.59
2015		12.33	0.22	(0.08)	0.14	(0.30)	(0.01)	(0.31)	12.16
2014		11.49	(0.01)	1.07	1.06	(0.20)	(0.02)	(0.22)	12.33
2013	(h)	10.00	(0.01)	1.50	1.49	–	–	–	11.49
R-5 shares
2016	(c)	12.19	0.14	(0.36)	(0.22)	(0.13)	(0.23)	(0.36)	11.61
2015		12.36	0.21	(0.06)	0.15	(0.31)	(0.01)	(0.32)	12.19
2014		11.50	–	1.08	1.08	(0.20)	(0.02)	(0.22)	12.36
2013	(h)	10.00	–	1.50	1.50	–	–	–	11.50

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
			Ratio of Expenses		Investment Income
		Net Assets, End of	to Average Net		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Assets		Turnover Rate

(1.77)%(d),(e)		$4,405	0.40%(f),(g)		2.36	%(f)	15.0	%(f)
1.16	(e)	4,487	0.41	(g)	1.59		24.5
9.38	(e)	2,226	0.41	(g)	0.84		16.2
15.00 (d)	,(e)	662	0.41 (f)	,(g)	(0.04	) (f)	42.5	(f)

(1.68	) (d)	109,669	0.06 (f)	,(g)	2.58	(f)	15.0	(f)
1.49		87,981	0.09	(g)	1.87		24.5
9.75		39,465	0.13	(g)	0.22		16.2
15.20	(d)	13	0.13 (f)	,(g)	0.25	(f)	42.5	(f)

(2.11	) (d)	789	0.92 (f)	,(g)	1.50	(f)	15.0	(f)
0.67		533	0.94	(g)	0.85		24.5
8.83		193	0.96	(g)	(0.43)		16.2
14.50	(d)	11	0.96 (f)	,(g)	(0.59	) (f)	42.5	(f)

(2.02	) (d)	756	0.79 (f)	,(g)	1.88	(f)	15.0	(f)
0.77		699	0.81	(g)	1.19		24.5
9.00		254	0.83	(g)	(0.33)		16.2
14.60	(d)	11	0.83 (f)	,(g)	(0.46	) (f)	42.5	(f)

(1.88	) (d)	4,211	0.61 (f)	,(g)	2.13	(f)	15.0	(f)
0.95		3,746	0.63	(g)	1.45		24.5
9.14		2,073	0.65	(g)	(0.17)		16.2
15.00	(d)	69	0.65 (f)	,(g)	(0.26	) (f)	42.5	(f)

(1.79	) (d)	3,582	0.42 (f)	,(g)	2.63	(f)	15.0	(f)
1.15		3,335	0.44	(g)	1.79		24.5
9.33		1,670	0.46	(g)	(0.07)		16.2
14.90	(d)	11	0.46 (f)	,(g)	(0.10	) (f)	42.5	(f)

(1.81	) (d)	7,358	0.30 (f)	,(g)	2.48	(f)	15.0	(f)
1.25		6,627	0.32	(g)	1.69		24.5
9.50		2,756	0.34	(g)	0.03		16.2
15.00	(d)	12	0.34 (f)	,(g)	0.02	(f)	42.5	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Period from March 1, 2013, date operations commenced, through October 31, 2013.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME HYBRID 2015 FUND
Institutional shares
2016	(b)	$9.86	$0.15	($0.05)	$0.10	($0.15)	$–	($0.15)	$9.81
2015		10.14	0.05	0.13	0.18	(0.46)	–	(0.46)	9.86
2014	(f)	10.00	–	0.14	0.14	–	–	–	10.14
R-6 shares
2016	(b)	9.86	0.16	(0.06)	0.10	(0.15)	–	(0.15)	9.81
2015	(g)	9.51	0.01	0.34	0.35	–	–	–	9.86
PRINCIPAL LIFETIME HYBRID 2020 FUND
Institutional shares
2016	(b)	9.93	0.14	(0.06)	0.08	(0.16)	–	(0.16)	9.85
2015		10.18	0.04	0.18	0.22	(0.47)	–	(0.47)	9.93
2014	(f)	10.00	–	0.18	0.18	–	–	–	10.18
R-6 shares
2016	(b)	9.92	0.17	(0.08)	0.09	(0.16)	–	(0.16)	9.85
2015	(g)	9.48	0.01	0.43	0.44	–	–	–	9.92
PRINCIPAL LIFETIME HYBRID 2025 FUND
Institutional shares
2016	(b)	9.97	0.12	(0.06)	0.06	(0.17)	(0.01)	(0.18)	9.85
2015		10.20	0.03	0.22	0.25	(0.48)	–	(0.48)	9.97
2014	(f)	10.00	–	0.20	0.20	–	–	–	10.20
R-6 shares
2016	(b)	9.97	0.17	(0.10)	0.07	(0.17)	(0.01)	(0.18)	9.86
2015	(g)	9.46	0.01	0.50	0.51	–	–	–	9.97
PRINCIPAL LIFETIME HYBRID 2030 FUND
Institutional shares
2016	(b)	9.99	0.15	(0.10)	0.05	(0.16)	–	(0.16)	9.88
2015		10.21	0.02	0.24	0.26	(0.48)	–	(0.48)	9.99
2014	(f)	10.00	–	0.21	0.21	–	–	–	10.21
R-6 shares
2016	(b)	9.99	0.16	(0.11)	0.05	(0.16)	–	(0.16)	9.88
2015	(g)	9.43	–	0.56	0.56	–	–	–	9.99
PRINCIPAL LIFETIME HYBRID 2035 FUND
Institutional shares
2016	(b)	10.02	0.13	(0.10)	0.03	(0.16)	–	(0.16)	9.89
2015		10.22	0.01	0.26	0.27	(0.47)	–	(0.47)	10.02
2014	(f)	10.00	–	0.22	0.22	–	–	–	10.22
R-6 shares
2016	(b)	10.02	0.16	(0.13)	0.03	(0.16)	–	(0.16)	9.89
2015	(g)	9.41	–	0.61	0.61	–	–	–	10.02
PRINCIPAL LIFETIME HYBRID 2040 FUND
Institutional shares
2016	(b)	10.04	0.14	(0.12)	0.02	(0.16)	–	(0.16)	9.90
2015		10.23	0.02	0.26	0.28	(0.47)	–	(0.47)	10.04
2014	(f)	10.00	–	0.23	0.23	–	–	–	10.23
R-6 shares
2016	(b)	10.04	0.16	(0.13)	0.03	(0.16)	–	(0.16)	9.91
2015	(g)	9.39	–	0.65	0.65	–	–	–	10.04

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
			Ratio of Expenses		Investment Income
		Net Assets, End of	to Average Net		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Assets		Turnover Rate

1.09	%(c)	$8,791	0.06%(d),(e)		3.14	%(d)	15.0	%(d)
1.79		7,686	0.06	(e)	0.53		20.9
1.40	(c)	10	0.06 (d)	,(e)	0.36	(d)	0.0	(d)

1.09	(c)	10	0.03 (d)	,(e)	3.42	(d)	15.0	(d)
3.68	(c)	10	0.03 (d)	,(e)	0.56	(d)	20.9	(d)

0.82	(c)	30,577	0.06 (d)	,(e)	3.04	(d)	7.0	(d)
2.18		23,438	0.06	(e)	0.40		40.7
1.80	(c)	10	0.06 (d)	,(e)	0.31	(d)	0.0	(d)

0.92	(c)	11	0.03 (d)	,(e)	3.47	(d)	7.0	(d)
4.64	(c)	10	0.03 (d)	,(e)	0.45	(d)	40.7	(d)

0.56	(c)	4,905	0.06 (d)	,(e)	2.56	(d)	20.5	(d)
2.51		2,706	0.06	(e)	0.33		89.0
2.00	(c)	10	0.06 (d)	,(e)	0.24	(d)	0.0	(d)

0.66	(c)	11	0.03 (d)	,(e)	3.52	(d)	20.5	(d)
5.39	(c)	11	0.03 (d)	,(e)	0.32	(d)	89.0	(d)

0.56	(c)	30,039	0.06 (d)	,(e)	3.10	(d)	10.5	(d)
2.57		25,108	0.06	(e)	0.21		27.3
2.10	(c)	10	0.06 (d)	,(e)	0.21	(d)	0.0	(d)

0.56	(c)	11	0.03 (d)	,(e)	3.45	(d)	10.5	(d)
5.94	(c)	11	0.03 (d)	,(e)	0.23	(d)	27.3	(d)

0.35	(c)	5,082	0.06 (d)	,(e)	2.65	(d)	9.9	(d)
2.74		3,215	0.06	(e)	0.14		18.9
2.20	(c)	10	0.06 (d)	,(e)	0.20	(d)	0.0	(d)

0.35	(c)	11	0.03 (d)	,(e)	3.40	(d)	9.9	(d)
6.48	(c)	11	0.03 (d)	,(e)	0.11	(d)	18.9	(d)

0.24	(c)	16,292	0.06 (d)	,(e)	3.03	(d)	7.3	(d)
2.83		13,492	0.06	(e)	0.17		36.5
2.30	(c)	10	0.06 (d)	,(e)	0.16	(d)	0.0	(d)

0.34	(c)	11	0.03 (d)	,(e)	3.36	(d)	7.3	(d)
6.92	(c)	11	0.03 (d)	,(e)	0.11	(d)	36.5	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2016.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Reflects Manager's contractual expense limit.
(f)	Period from September 30, 2014, date operations commenced, through October 31, 2014.
(g)	Period from August 24, 2015, date operations commenced, through October 31, 2015.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period
PRINCIPAL LIFETIME HYBRID 2045 FUND
Institutional shares
2016	(b)	$10.03	$0.14	($0.13)	$0.01	($0.16)	($0.16)	$9.88
2015		10.23	0.02	0.25	0.27	(0.47)	(0.47)	10.03
2014	(f)	10.00	–	0.23	0.23	–	–	10.23
R-6 shares
2016	(b)	10.03	0.16	(0.15)	0.01	(0.16)	(0.16)	9.88
2015	(g)	9.34	–	0.69	0.69	–	–	10.03
PRINCIPAL LIFETIME HYBRID 2050 FUND
Institutional shares
2016	(b)	10.06	0.15	(0.14)	0.01	(0.16)	(0.16)	9.91
2015		10.24	0.02	0.27	0.29	(0.47)	(0.47)	10.06
2014	(f)	10.00	–	0.24	0.24	–	–	10.24
R-6 shares
2016	(b)	10.06	0.16	(0.16)	–	(0.16)	(0.16)	9.90
2015	(g)	9.34	–	0.72	0.72	–	–	10.06
PRINCIPAL LIFETIME HYBRID 2055 FUND
Institutional shares
2016	(b)	10.06	0.13	(0.12)	0.01	(0.16)	(0.16)	9.91
2015		10.24	0.06	0.23	0.29	(0.47)	(0.47)	10.06
2014	(f)	10.00	–	0.24	0.24	–	–	10.24
R-6 shares
2016	(b)	10.06	0.16	(0.15)	0.01	(0.16)	(0.16)	9.91
2015	(g)	9.33	–	0.73	0.73	–	–	10.06
PRINCIPAL LIFETIME HYBRID 2060 FUND
Institutional shares
2016	(b)	10.06	0.11	(0.10)	0.01	(0.16)	(0.16)	9.91
2015		10.24	0.41	(0.12)	0.29	(0.47)	(0.47)	10.06
2014	(f)	10.00	–	0.24	0.24	–	–	10.24
R-6 shares
2016	(b)	10.06	0.16	(0.14)	0.02	(0.16)	(0.16)	9.92
2015	(g)	9.33	–	0.73	0.73	–	–	10.06
PRINCIPAL LIFETIME HYBRID INCOME FUND
Institutional shares
2016	(b)	9.82	0.15	–	0.15	(0.14)	(0.14)	9.83
2015		10.10	0.12	0.03	0.15	(0.43)	(0.43)	9.82
2014	(f)	10.00	–	0.10	0.10	–	–	10.10
R-6 shares
2016	(b)	9.82	0.16	–	0.16	(0.14)	(0.14)	9.84
2015	(g)	9.66	0.02	0.14	0.16	–	–	9.82

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
			Ratio of Expenses		Investment Income
		Net Assets, End of	to Average Net		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Assets		Turnover Rate

0.14	%(c)	$2,750	0.06%(d),(e)		2.92	%(d)	6.2	%(d)
2.70		1,895	0.06	(e)	0.19		19.3
2.30	(c)	10	0.06 (d)	,(e)	0.10	(d)	0.0	(d)

0.14	(c)	11	0.03 (d)	,(e)	3.42	(d)	6.2	(d)
7.39	(c)	10	0.03 (d)	,(e)	0.12	(d)	19.3	(d)

0.13	(c)	9,007	0.06 (d)	,(e)	3.10	(d)	8.0	(d)
2.90		7,536	0.06	(e)	0.23		9.6
2.40	(c)	10	0.06 (d)	,(e)	0.08	(d)	0.0	(d)

0.02	(c)	11	0.03 (d)	,(e)	3.38	(d)	8.0	(d)
7.71	(c)	11	0.03 (d)	,(e)	0.12	(d)	9.6	(d)

0.11	(c)	702	0.06 (d)	,(e)	2.63	(d)	18.9	(d)
2.88		352	0.06	(e)	0.64		49.9
2.40	(c)	10	0.06 (d)	,(e)	0.06	(d)	0.0	(d)

0.11	(c)	11	0.03 (d)	,(e)	3.41	(d)	18.9	(d)
7.82	(c)	11	0.03 (d)	,(e)	0.12	(d)	49.9	(d)

0.14	(c)	335	0.06 (d)	,(e)	2.25	(d)	7.0	(d)
2.88		129	0.06	(e)	4.06		70.5
2.40	(c)	10	0.06 (d)	,(e)	0.06	(d)	0.0	(d)

0.23	(c)	11	0.03 (d)	,(e)	3.42	(d)	7.0	(d)
7.82	(c)	11	0.03 (d)	,(e)	0.12	(d)	70.5	(d)

1.62	(c)	3,194	0.06 (d)	,(e)	3.11	(d)	25.4	(d)
1.54		2,804	0.06	(e)	1.18		116.2
1.00	(c)	10	0.06 (d)	,(e)	0.50	(d)	0.0	(d)

1.72	(c)	10	0.03 (d)	,(e)	3.35	(d)	25.4	(d)
1.66	(c)	10	0.03 (d)	,(e)	0.85	(d)	116.2	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2016.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Reflects Manager's contractual expense limit.
(f)	Period from September 30, 2014, date operations commenced, through October 31, 2014.
(g)	Period from August 24, 2015, date operations commenced, through October 31, 2015.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class J shares
2016	(d)	$11.96	$0.14	($0.01)	$0.13	($0.21)	($0.21)	$11.88
2015		12.17	0.22	(0.21)	0.01	(0.22)	(0.22)	11.96
2014		11.81	0.23	0.35	0.58	(0.22)	(0.22)	12.17
2013		11.47	0.26	0.34	0.60	(0.26)	(0.26)	11.81
2012		10.89	0.21	0.64	0.85	(0.27)	(0.27)	11.47
2011		10.82	0.30	0.06	0.36	(0.29)	(0.29)	10.89
Institutional shares
2016	(d)	12.04	0.16	(0.01)	0.15	(0.25)	(0.25)	11.94
2015		12.25	0.27	(0.22)	0.05	(0.26)	(0.26)	12.04
2014		11.89	0.27	0.35	0.62	(0.26)	(0.26)	12.25
2013		11.55	0.30	0.34	0.64	(0.30)	(0.30)	11.89
2012		10.96	0.25	0.66	0.91	(0.32)	(0.32)	11.55
2011		10.89	0.35	0.06	0.41	(0.34)	(0.34)	10.96
R-1 shares
2016	(d)	11.97	0.10	–	0.10	(0.12)	(0.12)	11.95
2015		12.17	0.17	(0.23)	(0.06)	(0.14)	(0.14)	11.97
2014		11.81	0.17	0.34	0.51	(0.15)	(0.15)	12.17
2013		11.46	0.20	0.34	0.54	(0.19)	(0.19)	11.81
2012		10.87	0.17	0.63	0.80	(0.21)	(0.21)	11.46
2011		10.80	0.25	0.07	0.32	(0.25)	(0.25)	10.87
R-2 shares
2016	(d)	11.98	0.11	–	0.11	(0.14)	(0.14)	11.95
2015		12.18	0.18	(0.23)	(0.05)	(0.15)	(0.15)	11.98
2014		11.82	0.17	0.36	0.53	(0.17)	(0.17)	12.18
2013		11.47	0.22	0.34	0.56	(0.21)	(0.21)	11.82
2012		10.89	0.17	0.64	0.81	(0.23)	(0.23)	11.47
2011		10.79	0.27	0.07	0.34	(0.24)	(0.24)	10.89
R-3 shares
2016	(d)	11.90	0.12	(0.01)	0.11	(0.17)	(0.17)	11.84
2015		12.10	0.21	(0.23)	(0.02)	(0.18)	(0.18)	11.90
2014		11.75	0.20	0.34	0.54	(0.19)	(0.19)	12.10
2013		11.42	0.22	0.35	0.57	(0.24)	(0.24)	11.75
2012		10.83	0.18	0.66	0.84	(0.25)	(0.25)	11.42
2011		10.77	0.28	0.07	0.35	(0.29)	(0.29)	10.83
R-4 shares
2016	(d)	11.94	0.14	(0.02)	0.12	(0.20)	(0.20)	11.86
2015		12.14	0.24	(0.23)	0.01	(0.21)	(0.21)	11.94
2014		11.79	0.23	0.34	0.57	(0.22)	(0.22)	12.14
2013		11.44	0.25	0.35	0.60	(0.25)	(0.25)	11.79
2012		10.87	0.23	0.62	0.85	(0.28)	(0.28)	11.44
2011		10.80	0.30	0.07	0.37	(0.30)	(0.30)	10.87
R-5 shares
2016	(d)	12.01	0.15	(0.02)	0.13	(0.21)	(0.21)	11.93
2015		12.22	0.23	(0.21)	0.02	(0.23)	(0.23)	12.01
2014		11.86	0.23	0.36	0.59	(0.23)	(0.23)	12.22
2013		11.52	0.27	0.34	0.61	(0.27)	(0.27)	11.86
2012		10.93	0.22	0.66	0.88	(0.29)	(0.29)	11.52
2011		10.87	0.32	0.06	0.38	(0.32)	(0.32)	10.93

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

1.12%(e),(f)		$81,551	0.27	%(g)	0.31%(g)	2.43	%(g)	23.2	%(g)
0.08	(f)	81,357	0.36		0.39	1.84		36.8
5.02	(f)	77,956	0.37		0.41	1.88		26.8
5.30	(f)	73,093	0.37		0.57	2.22		14.6
8.05	(f)	70,563	0.42		0.62	1.91		31.1
3.45	(f)	64,917	0.44		0.58	2.79		19.8

1.26	(e)	490,522	0.03	(g)	–	2.66	(g)	23.2	(g)
0.40		505,216	0.05		–	2.23		36.8
5.33		573,524	0.04		–	2.21		26.8
5.64		543,521	0.04		–	2.57		14.6
8.52		551,533	0.04		–	2.25		31.1
3.88		468,065	0.04		–	3.18		19.8

0.89	(e)	5,200	0.91	(g)	–	1.79	(g)	23.2	(g)
(0.51)		5,467	0.92		–	1.43		36.8
4.40		7,563	0.92		–	1.46		26.8
4.79		9,473	0.91		–	1.77		14.6
7.55		10,740	0.92		–	1.51		31.1
3.00		11,393	0.92		–	2.33		19.8

0.96	(e)	6,661	0.78	(g)	–	1.96	(g)	23.2	(g)
(0.40)		7,320	0.79		–	1.46		36.8
4.54		9,709	0.79		–	1.46		26.8
4.93		9,572	0.78		–	1.93		14.6
7.63		11,148	0.79		–	1.57		31.1
3.20		11,365	0.79		–	2.53		19.8

0.98	(e)	26,695	0.60	(g)	–	2.12	(g)	23.2	(g)
(0.14)		29,146	0.61		–	1.71		36.8
4.68		35,215	0.61		–	1.68		26.8
5.04		38,997	0.60		–	1.95		14.6
7.97		39,193	0.61		–	1.66		31.1
3.30		32,636	0.61		–	2.60		19.8

1.02	(e)	14,814	0.41	(g)	–	2.37	(g)	23.2	(g)
0.07		16,252	0.42		–	1.98		36.8
4.89		21,059	0.42		–	1.93		26.8
5.33		22,865	0.41		–	2.18		14.6
8.01		24,227	0.42		–	2.08		31.1
3.51		28,249	0.42		–	2.77		19.8

1.14	(e)	40,415	0.29	(g)	–	2.49	(g)	23.2	(g)
0.15		45,434	0.30		–	1.92		36.8
5.08		48,096	0.30		–	1.93		26.8
5.39		45,658	0.29		–	2.34		14.6
8.26		43,874	0.30		–	2.00		31.1
3.54		38,375	0.30		–	2.99		19.8

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2016.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
REAL ESTATE SECURITIES FUND
Class J shares
2016	(c)	$22.65	$0.28	$0.56	$0.84	($0.18)	($1.22)	($1.40)	$22.09
2015		21.70	0.28	1.15	1.43	(0.26)	(0.22)	(0.48)	22.65
2014		21.18	0.19	3.54	3.73	(0.30)	(2.91)	(3.21)	21.70
2013		19.14	0.29	1.97	2.26	(0.22)	–	(0.22)	21.18
2012		17.05	0.18	2.04	2.22	(0.13)	–	(0.13)	19.14
2011		15.51	0.05	1.63	1.68	(0.14)	–	(0.14)	17.05
Institutional shares
2016	(c)	23.24	0.31	0.59	0.90	(0.21)	(1.22)	(1.43)	22.71
2015		22.26	0.35	1.19	1.54	(0.34)	(0.22)	(0.56)	23.24
2014		21.64	0.26	3.64	3.90	(0.37)	(2.91)	(3.28)	22.26
2013		19.54	0.39	2.02	2.41	(0.31)	–	(0.31)	21.64
2012		17.41	0.28	2.07	2.35	(0.22)	–	(0.22)	19.54
2011		15.84	0.14	1.65	1.79	(0.22)	–	(0.22)	17.41
R-1 shares
2016	(c)	22.98	0.22	0.57	0.79	(0.12)	(1.22)	(1.34)	22.43
2015		22.01	0.17	1.17	1.34	(0.15)	(0.22)	(0.37)	22.98
2014		21.43	0.10	3.60	3.70	(0.21)	(2.91)	(3.12)	22.01
2013		19.36	0.21	1.99	2.20	(0.13)	–	(0.13)	21.43
2012		17.25	0.12	2.06	2.18	(0.07)	–	(0.07)	19.36
2011		15.70	(0.01)	1.64	1.63	(0.08)	–	(0.08)	17.25
R-2 shares
2016	(c)	22.26	0.23	0.55	0.78	(0.14)	(1.22)	(1.36)	21.68
2015		21.34	0.19	1.14	1.33	(0.19)	(0.22)	(0.41)	22.26
2014		20.88	0.12	3.49	3.61	(0.24)	(2.91)	(3.15)	21.34
2013		18.87	0.23	1.94	2.17	(0.16)	–	(0.16)	20.88
2012		16.82	0.14	2.01	2.15	(0.10)	–	(0.10)	18.87
2011		15.31	0.01	1.60	1.61	(0.10)	–	(0.10)	16.82
R-3 shares
2016	(c)	22.73	0.25	0.56	0.81	(0.15)	(1.22)	(1.37)	22.17
2015		21.79	0.23	1.16	1.39	(0.23)	(0.22)	(0.45)	22.73
2014		21.25	0.16	3.56	3.72	(0.27)	(2.91)	(3.18)	21.79
2013		19.20	0.27	1.98	2.25	(0.20)	–	(0.20)	21.25
2012		17.11	0.17	2.05	2.22	(0.13)	–	(0.13)	19.20
2011		15.57	0.04	1.63	1.67	(0.13)	–	(0.13)	17.11
R-4 shares
2016	(c)	22.51	0.27	0.56	0.83	(0.17)	(1.22)	(1.39)	21.95
2015		21.58	0.27	1.15	1.42	(0.27)	(0.22)	(0.49)	22.51
2014		21.08	0.20	3.52	3.72	(0.31)	(2.91)	(3.22)	21.58
2013		19.05	0.30	1.97	2.27	(0.24)	–	(0.24)	21.08
2012		16.98	0.21	2.02	2.23	(0.16)	–	(0.16)	19.05
2011		15.45	0.07	1.62	1.69	(0.16)	–	(0.16)	16.98
R-5 shares
2016	(c)	22.56	0.28	0.57	0.85	(0.19)	(1.22)	(1.41)	22.00
2015		21.62	0.30	1.15	1.45	(0.29)	(0.22)	(0.51)	22.56
2014		21.11	0.22	3.53	3.75	(0.33)	(2.91)	(3.24)	21.62
2013		19.08	0.33	1.96	2.29	(0.26)	–	(0.26)	21.11
2012		17.00	0.23	2.03	2.26	(0.18)	–	(0.18)	19.08
2011		15.48	0.09	1.61	1.70	(0.18)	–	(0.18)	17.00

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

3.89%(d),(e)		$184,917	1.13%	(f)	1.17%(f)	2.59%	(f)	37.8%	(f)
6.66	(e)	179,043	1.20		1.23	1.24		26.2
21.39	(e)	182,382	1.27		1.31	0.95		11.1
11.85	(e)	143,710	1.29		1.49	1.41		42.1
13.06	(e)	143,101	1.36		1.55	0.99		44.6
10.88	(e)	132,486	1.33		1.47	0.32		29.3

3.98 (d)	,(g)	1,662,412	0.88	(f)	– (f)	2.83	(f)	37.8	(f)
7.01	(g)	1,458,518	0.89		–	1.53		26.2
21.84		1,247,104	0.90		–	1.30		11.1
12.38		807,558	0.88		–	1.86		42.1
13.55		897,798	0.86		–	1.52		44.6
11.39		1,252,657	0.85		–	0.81		29.3

3.59	(d)	7,496	1.70	(f)	– (f)	2.00	(f)	37.8	(f)
6.11		6,976	1.70		–	0.74		26.2
20.87		7,138	1.71		–	0.52		11.1
11.39		6,737	1.71		–	1.00		42.1
12.63		7,692	1.71		–	0.62		44.6
10.44		6,951	1.71		–	(0.05)		29.3

3.66	(d)	19,108	1.57	(f)	– (f)	2.16	(f)	37.8	(f)
6.26		16,941	1.57		–	0.87		26.2
21.04		17,507	1.58		–	0.64		11.1
11.54		14,360	1.58		–	1.12		42.1
12.76		15,354	1.58		–	0.76		44.6
10.56		13,043	1.58		–	0.08		29.3

3.70 (d)	,(g)	67,912	1.39	(f)	– (f)	2.34	(f)	37.8	(f)
6.45	(g)	64,026	1.39		–	1.04		26.2
21.26		56,032	1.40		–	0.83		11.1
11.75		47,905	1.40		–	1.30		42.1
12.97		48,924	1.40		–	0.94		44.6
10.77		39,405	1.40		–	0.25		29.3

3.84	(d)	66,759	1.20	(f)	– (f)	2.57	(f)	37.8	(f)
6.62		93,806	1.20		–	1.20		26.2
21.48		67,466	1.21		–	1.01		11.1
11.97		48,216	1.21		–	1.47		42.1
13.16		40,509	1.21		–	1.13		44.6
11.02		32,332	1.21		–	0.42		29.3

3.93	(d)	172,466	1.08	(f)	– (f)	2.58	(f)	37.8	(f)
6.78		146,496	1.08		–	1.36		26.2
21.63		167,195	1.09		–	1.11		11.1
12.08		105,831	1.09		–	1.61		42.1
13.33		107,275	1.09		–	1.26		44.6
11.07		95,630	1.09		–	0.53		29.3

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SAM BALANCED PORTFOLIO
Class J shares
2016	(d)	$15.44	$0.17	($0.19)	($0.02)	($0.16)	($0.98)	($1.14)	$14.28
2015		15.96	0.31	(0.13)	0.18	(0.32)	(0.38)	(0.70)	15.44
2014		15.21	0.26	1.00	1.26	(0.26)	(0.25)	(0.51)	15.96
2013		13.36	0.25	1.87	2.12	(0.27)	–	(0.27)	15.21
2012		12.37	0.25	1.00	1.25	(0.26)	–	(0.26)	13.36
2011		12.16	0.26	0.23	0.49	(0.28)	–	(0.28)	12.37
Institutional shares
2016	(d)	15.66	0.18	(0.18)	–	(0.17)	(0.98)	(1.15)	14.51
2015		16.19	0.36	(0.14)	0.22	(0.37)	(0.38)	(0.75)	15.66
2014		15.42	0.30	1.03	1.33	(0.31)	(0.25)	(0.56)	16.19
2013		13.54	0.30	1.89	2.19	(0.31)	–	(0.31)	15.42
2012		12.52	0.27	1.05	1.32	(0.30)	–	(0.30)	13.54
2011		12.31	0.31	0.23	0.54	(0.33)	–	(0.33)	12.52
R-1 shares
2016	(d)	15.63	0.12	(0.19)	(0.07)	(0.11)	(0.98)	(1.09)	14.47
2015		16.15	0.23	(0.15)	0.08	(0.22)	(0.38)	(0.60)	15.63
2014		15.39	0.18	1.00	1.18	(0.17)	(0.25)	(0.42)	16.15
2013		13.51	0.19	1.88	2.07	(0.19)	–	(0.19)	15.39
2012		12.50	0.20	1.00	1.20	(0.19)	–	(0.19)	13.51
2011		12.29	0.21	0.22	0.43	(0.22)	–	(0.22)	12.50
R-2 shares
2016	(d)	15.59	0.12	(0.18)	(0.06)	(0.12)	(0.98)	(1.10)	14.43
2015		16.11	0.26	(0.16)	0.10	(0.24)	(0.38)	(0.62)	15.59
2014		15.34	0.20	1.01	1.21	(0.19)	(0.25)	(0.44)	16.11
2013		13.48	0.20	1.87	2.07	(0.21)	–	(0.21)	15.34
2012		12.48	0.20	1.01	1.21	(0.21)	–	(0.21)	13.48
2011		12.27	0.22	0.22	0.44	(0.23)	–	(0.23)	12.48
R-3 shares
2016	(d)	15.61	0.14	(0.18)	(0.04)	(0.13)	(0.98)	(1.11)	14.46
2015		16.14	0.26	(0.13)	0.13	(0.28)	(0.38)	(0.66)	15.61
2014		15.37	0.22	1.02	1.24	(0.22)	(0.25)	(0.47)	16.14
2013		13.50	0.21	1.89	2.10	(0.23)	–	(0.23)	15.37
2012		12.50	0.22	1.01	1.23	(0.23)	–	(0.23)	13.50
2011		12.29	0.25	0.22	0.47	(0.26)	–	(0.26)	12.50
R-4 shares
2016	(d)	15.64	0.16	(0.18)	(0.02)	(0.15)	(0.98)	(1.13)	14.49
2015		16.17	0.33	(0.18)	0.15	(0.30)	(0.38)	(0.68)	15.64
2014		15.40	0.26	1.01	1.27	(0.25)	(0.25)	(0.50)	16.17
2013		13.52	0.24	1.90	2.14	(0.26)	–	(0.26)	15.40
2012		12.52	0.23	1.03	1.26	(0.26)	–	(0.26)	13.52
2011		12.31	0.25	0.24	0.49	(0.28)	–	(0.28)	12.52
R-5 shares
2016	(d)	15.65	0.16	(0.18)	(0.02)	(0.16)	(0.98)	(1.14)	14.49
2015		16.17	0.33	(0.14)	0.19	(0.33)	(0.38)	(0.71)	15.65
2014		15.40	0.25	1.04	1.29	(0.27)	(0.25)	(0.52)	16.17
2013		13.52	0.26	1.89	2.15	(0.27)	–	(0.27)	15.40
2012		12.52	0.25	1.02	1.27	(0.27)	–	(0.27)	13.52
2011		12.31	0.26	0.24	0.50	(0.29)	–	(0.29)	12.52

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

0.02%(e),(f)		$984,553	0.50%	(g)	0.55%(g)	2.35%	(g)	6.3%	(g)
1.20	(f)	994,998	0.57		0.60	1.98		27.6
8.50	(f)	981,860	0.61		0.65	1.66		3.3
16.07	(f)	864,184	0.63		0.83	1.78		16.9
10.24	(f)	675,382	0.68		0.88	1.92		9.6
4.03	(f)	514,475	0.73		0.87	2.11		29.6

0.17	(e)	762,256	0.32	(g)	–	2.55	(g)	6.3	(g)
1.39		782,696	0.31		–	2.25		27.6
8.83		787,845	0.31		–	1.91		3.3
16.42		719,100	0.33		0.33	2.11		16.9
10.71		612,372	0.35		0.35	2.06		9.6
4.36		227,083	0.36		0.36	2.44		29.6

(0.32	) (e)	3,494	1.19	(g)	–	1.67	(g)	6.3	(g)
0.54		3,689	1.19		–	1.45		27.6
7.86		4,602	1.19		–	1.15		3.3
15.45		4,303	1.20		–	1.29		16.9
9.67		4,166	1.22		–	1.52		9.6
3.48		5,207	1.22		–	1.65		29.6

(0.26	) (e)	5,277	1.06	(g)	–	1.74	(g)	6.3	(g)
0.64		5,570	1.06		–	1.65		27.6
8.07		9,335	1.06		–	1.28		3.3
15.51		9,478	1.07		–	1.36		16.9
9.83		9,131	1.09		–	1.50		9.6
3.62		6,834	1.09		–	1.72		29.6

(0.10	) (e)	67,284	0.88	(g)	–	1.97	(g)	6.3	(g)
0.83		68,091	0.88		–	1.66		27.6
8.25		61,467	0.88		–	1.42		3.3
15.77		64,428	0.89		–	1.46		16.9
9.99		43,574	0.91		–	1.65		9.6
3.84		26,556	0.91		–	1.94		29.6

(0.02	) (e)	33,666	0.69	(g)	–	2.22	(g)	6.3	(g)
0.99		40,322	0.69		–	2.08		27.6
8.44		56,036	0.69		–	1.63		3.3
16.03		48,779	0.70		–	1.66		16.9
10.16		31,774	0.72		–	1.77		9.6
4.01		19,290	0.72		–	2.00		29.6

(0.03	) (e)	71,140	0.57	(g)	–	2.24	(g)	6.3	(g)
1.20		76,846	0.57		–	2.05		27.6
8.57		115,255	0.57		–	1.61		3.3
16.16		86,523	0.58		–	1.83		16.9
10.29		69,681	0.60		–	1.94		9.6
4.11		39,852	0.60		–	2.08		29.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2016.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SAM CONSERVATIVE BALANCED PORTFOLIO
Class J shares
2016	(d)	$11.91	$0.15	($0.10)	$0.05	($0.15)	($0.47)	($0.62)	$11.34
2015		12.27	0.27	(0.15)	0.12	(0.28)	(0.20)	(0.48)	11.91
2014		11.92	0.25	0.58	0.83	(0.25)	(0.23)	(0.48)	12.27
2013		11.10	0.25	0.89	1.14	(0.26)	(0.06)	(0.32)	11.92
2012		10.46	0.26	0.69	0.95	(0.26)	(0.05)	(0.31)	11.10
2011		10.36	0.29	0.10	0.39	(0.29)	–	(0.29)	10.46
Institutional shares
2016	(d)	11.94	0.16	(0.10)	0.06	(0.16)	(0.47)	(0.63)	11.37
2015		12.31	0.30	(0.16)	0.14	(0.31)	(0.20)	(0.51)	11.94
2014		11.96	0.29	0.57	0.86	(0.28)	(0.23)	(0.51)	12.31
2013		11.13	0.28	0.90	1.18	(0.29)	(0.06)	(0.35)	11.96
2012		10.48	0.29	0.71	1.00	(0.30)	(0.05)	(0.35)	11.13
2011		10.39	0.32	0.10	0.42	(0.33)	–	(0.33)	10.48
R-1 shares
2016	(d)	11.90	0.12	(0.11)	0.01	(0.11)	(0.47)	(0.58)	11.33
2015		12.27	0.19	(0.15)	0.04	(0.21)	(0.20)	(0.41)	11.90
2014		11.91	0.21	0.55	0.76	(0.17)	(0.23)	(0.40)	12.27
2013		11.10	0.18	0.88	1.06	(0.19)	(0.06)	(0.25)	11.91
2012		10.45	0.21	0.70	0.91	(0.21)	(0.05)	(0.26)	11.10
2011		10.36	0.24	0.09	0.33	(0.24)	–	(0.24)	10.45
R-2 shares
2016	(d)	11.97	0.12	(0.10)	0.02	(0.12)	(0.47)	(0.59)	11.40
2015		12.33	0.22	(0.17)	0.05	(0.21)	(0.20)	(0.41)	11.97
2014		11.97	0.20	0.58	0.78	(0.19)	(0.23)	(0.42)	12.33
2013		11.15	0.19	0.90	1.09	(0.21)	(0.06)	(0.27)	11.97
2012		10.50	0.23	0.69	0.92	(0.22)	(0.05)	(0.27)	11.15
2011		10.39	0.26	0.09	0.35	(0.24)	–	(0.24)	10.50
R-3 shares
2016	(d)	11.92	0.14	(0.11)	0.03	(0.13)	(0.47)	(0.60)	11.35
2015		12.29	0.24	(0.17)	0.07	(0.24)	(0.20)	(0.44)	11.92
2014		11.93	0.22	0.58	0.80	(0.21)	(0.23)	(0.44)	12.29
2013		11.12	0.23	0.87	1.10	(0.23)	(0.06)	(0.29)	11.93
2012		10.47	0.24	0.70	0.94	(0.24)	(0.05)	(0.29)	11.12
2011		10.38	0.27	0.10	0.37	(0.28)	–	(0.28)	10.47
R-4 shares
2016	(d)	11.93	0.14	(0.10)	0.04	(0.14)	(0.47)	(0.61)	11.36
2015		12.30	0.26	(0.16)	0.10	(0.27)	(0.20)	(0.47)	11.93
2014		11.95	0.25	0.57	0.82	(0.24)	(0.23)	(0.47)	12.30
2013		11.13	0.23	0.90	1.13	(0.25)	(0.06)	(0.31)	11.95
2012		10.48	0.24	0.72	0.96	(0.26)	(0.05)	(0.31)	11.13
2011		10.38	0.30	0.09	0.39	(0.29)	–	(0.29)	10.48
R-5 shares
2016	(d)	11.93	0.15	(0.11)	0.04	(0.14)	(0.47)	(0.61)	11.36
2015		12.30	0.27	(0.16)	0.11	(0.28)	(0.20)	(0.48)	11.93
2014		11.95	0.25	0.58	0.83	(0.25)	(0.23)	(0.48)	12.30
2013		11.13	0.25	0.89	1.14	(0.26)	(0.06)	(0.32)	11.95
2012		10.48	0.27	0.70	0.97	(0.27)	(0.05)	(0.32)	11.13
2011		10.38	0.28	0.13	0.41	(0.31)	–	(0.31)	10.48

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

0.54%(e),(f)		$539,181	0.50%	(g)	0.55%(g)	2.74%	(g)	5.5%	(g)
0.98	(f)	538,078	0.58		0.61	2.23		22.7
7.12	(f)	530,582	0.61		0.65	2.07		3.2
10.45	(f)	451,227	0.63		0.84	2.14		13.1
9.31	(f)	340,861	0.69		0.88	2.42		6.8
3.82	(f)	237,106	0.73		0.88	2.72		21.4

0.63	(e)	320,215	0.32	(g)	–	2.88	(g)	5.5	(g)
1.16		290,780	0.32		–	2.49		22.7
7.40		288,691	0.32		–	2.38		3.2
10.83		268,881	0.34		0.34	2.46		13.1
9.74		236,776	0.35		0.35	2.64		6.8
4.08		92,804	0.37		0.37	3.06		21.4

0.20	(e)	2,561	1.19	(g)	–	2.08	(g)	5.5	(g)
0.28		2,927	1.19		–	1.61		22.7
6.54		2,823	1.19		–	1.75		3.2
9.75		4,436	1.20		–	1.60		13.1
8.86		3,753	1.22		–	1.94		6.8
3.23		3,256	1.22		–	2.24		21.4

0.34 (e)	,(h)	1,329	1.06	(g)	–	2.15	(g)	5.5	(g)
0.42		1,532	1.06		–	1.79		22.7
6.68		2,756	1.06		–	1.67		3.2
9.93		3,019	1.07		–	1.64		13.1
8.92		2,532	1.09		–	2.17		6.8
3.43		3,083	1.09		–	2.43		21.4

0.35	(e)	16,058	0.88	(g)	–	2.42	(g)	5.5	(g)
0.59		18,301	0.88		–	2.02		22.7
6.91		21,180	0.88		–	1.82		3.2
10.05		20,157	0.89		–	2.04		13.1
9.18		22,210	0.91		–	2.20		6.8
3.57		15,468	0.91		–	2.52		21.4

0.44	(e)	16,270	0.69	(g)	–	2.58	(g)	5.5	(g)
0.77		18,067	0.69		–	2.17		22.7
7.02		20,811	0.69		–	2.06		3.2
10.34		17,604	0.70		–	1.99		13.1
9.39		11,581	0.72		–	2.26		6.8
3.83		4,674	0.72		–	2.81		21.4

0.50	(e)	30,935	0.57	(g)	–	2.62	(g)	5.5	(g)
0.90		28,673	0.57		–	2.21		22.7
7.14		36,356	0.57		–	2.08		3.2
10.48		29,141	0.58		–	2.14		13.1
9.49		18,477	0.60		–	2.46		6.8
3.96		11,243	0.60		–	2.67		21.4

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2016.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.
(h)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class J shares
2016	(d)	$17.66	$0.15	($0.30)	($0.15)	($0.16)	($1.64)	($1.80)	$15.71
2015		18.36	0.30	(0.11)	0.19	(0.31)	(0.58)	(0.89)	17.66
2014		17.08	0.21	1.46	1.67	(0.24)	(0.15)	(0.39)	18.36
2013		14.36	0.21	2.75	2.96	(0.24)	–	(0.24)	17.08
2012		13.15	0.17	1.25	1.42	(0.21)	–	(0.21)	14.36
2011		12.81	0.18	0.35	0.53	(0.19)	–	(0.19)	13.15
Institutional shares
2016	(d)	17.87	0.18	(0.32)	(0.14)	(0.20)	(1.64)	(1.84)	15.89
2015		18.57	0.36	(0.11)	0.25	(0.37)	(0.58)	(0.95)	17.87
2014		17.27	0.27	1.47	1.74	(0.29)	(0.15)	(0.44)	18.57
2013		14.52	0.26	2.78	3.04	(0.29)	–	(0.29)	17.27
2012		13.29	0.20	1.28	1.48	(0.25)	–	(0.25)	14.52
2011		12.94	0.23	0.36	0.59	(0.24)	–	(0.24)	13.29
R-1 shares
2016	(d)	17.56	0.10	(0.31)	(0.21)	(0.03)	(1.64)	(1.67)	15.68
2015		18.26	0.22	(0.13)	0.09	(0.21)	(0.58)	(0.79)	17.56
2014		16.99	0.12	1.44	1.56	(0.14)	(0.15)	(0.29)	18.26
2013		14.29	0.13	2.74	2.87	(0.17)	–	(0.17)	16.99
2012		13.07	0.12	1.23	1.35	(0.13)	–	(0.13)	14.29
2011		12.76	0.12	0.33	0.45	(0.14)	–	(0.14)	13.07
R-2 shares
2016	(d)	17.57	0.11	(0.30)	(0.19)	(0.04)	(1.64)	(1.68)	15.70
2015		18.28	0.27	(0.16)	0.11	(0.24)	(0.58)	(0.82)	17.57
2014		17.01	0.14	1.45	1.59	(0.17)	(0.15)	(0.32)	18.28
2013		14.29	0.13	2.76	2.89	(0.17)	–	(0.17)	17.01
2012		13.08	0.12	1.24	1.36	(0.15)	–	(0.15)	14.29
2011		12.77	0.13	0.34	0.47	(0.16)	–	(0.16)	13.08
R-3 shares
2016	(d)	17.62	0.13	(0.31)	(0.18)	(0.11)	(1.64)	(1.75)	15.69
2015		18.32	0.24	(0.10)	0.14	(0.26)	(0.58)	(0.84)	17.62
2014		17.05	0.18	1.45	1.63	(0.21)	(0.15)	(0.36)	18.32
2013		14.35	0.16	2.76	2.92	(0.22)	–	(0.22)	17.05
2012		13.15	0.15	1.24	1.39	(0.19)	–	(0.19)	14.35
2011		12.83	0.18	0.32	0.50	(0.18)	–	(0.18)	13.15
R-4 shares
2016	(d)	17.77	0.14	(0.30)	(0.16)	(0.13)	(1.64)	(1.77)	15.84
2015		18.48	0.31	(0.14)	0.17	(0.30)	(0.58)	(0.88)	17.77
2014		17.20	0.22	1.44	1.66	(0.23)	(0.15)	(0.38)	18.48
2013		14.46	0.21	2.76	2.97	(0.23)	–	(0.23)	17.20
2012		13.24	0.16	1.27	1.43	(0.21)	–	(0.21)	14.46
2011		12.90	0.17	0.37	0.54	(0.20)	–	(0.20)	13.24
R-5 shares
2016	(d)	17.74	0.14	(0.30)	(0.16)	(0.13)	(1.64)	(1.77)	15.81
2015		18.44	0.33	(0.13)	0.20	(0.32)	(0.58)	(0.90)	17.74
2014		17.16	0.21	1.47	1.68	(0.25)	(0.15)	(0.40)	18.44
2013		14.43	0.22	2.77	2.99	(0.26)	–	(0.26)	17.16
2012		13.21	0.18	1.26	1.44	(0.22)	–	(0.22)	14.43
2011		12.87	0.16	0.39	0.55	(0.21)	–	(0.21)	13.21

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

(0.75)%(e),(f)		$486,719	0.52	%(g)	0.56%(g)	1.95	%(g)	8.2	%(g)
1.14	(f)	496,991	0.59		0.62	1.68		35.6
9.93	(f)	496,391	0.62		0.66	1.19		4.0
20.95	(f)	422,288	0.65		0.85	1.33		20.2
10.94	(f)	313,149	0.70		0.90	1.26		13.1
4.10	(f)	234,693	0.74		0.88	1.33		31.9

(0.67	) (e)	489,025	0.32	(g)	–	2.22	(g)	8.2	(g)
1.42		523,817	0.31		–	1.97		35.6
10.23		526,264	0.32		–	1.52		4.0
21.30		487,967	0.33		0.33	1.67		20.2
11.37		401,459	0.34		0.34	1.40		13.1
4.51		146,347	0.35		0.35	1.68		31.9

(1.10	) (e)	2,999	1.19	(g)	–	1.31	(g)	8.2	(g)
0.56		3,158	1.19		–	1.25		35.6
9.28		4,246	1.19		–	0.68		4.0
20.30		4,190	1.20		–	0.83		20.2
10.40		3,657	1.21		–	0.86		13.1
3.52		3,541	1.22		–	0.92		31.9

(1.01	) (e)	4,795	1.06	(g)	–	1.38	(g)	8.2	(g)
0.66		5,383	1.06		–	1.49		35.6
9.45		8,556	1.06		–	0.77		4.0
20.45		8,384	1.07		–	0.82		20.2
10.54		5,916	1.08		–	0.90		13.1
3.67		5,411	1.09		–	0.99		31.9

(0.92	) (e)	26,490	0.88	(g)	–	1.67	(g)	8.2	(g)
0.84		29,621	0.88		–	1.33		35.6
9.68		26,537	0.88		–	1.02		4.0
20.60		26,667	0.89		–	1.01		20.2
10.76		17,863	0.90		–	1.06		13.1
3.86		12,199	0.91		–	1.36		31.9

(0.81	) (e)	17,813	0.69	(g)	–	1.82	(g)	8.2	(g)
1.01		20,164	0.69		–	1.70		35.6
9.83		24,177	0.69		–	1.21		4.0
20.87		21,406	0.70		–	1.31		20.2
10.96		15,442	0.71		–	1.15		13.1
4.14		10,662	0.72		–	1.29		31.9

(0.79	) (e)	46,108	0.57	(g)	–	1.84	(g)	8.2	(g)
1.18		47,254	0.57		–	1.81		35.6
9.95		84,381	0.57		–	1.17		4.0
21.04		67,284	0.58		–	1.37		20.2
11.10		47,638	0.59		–	1.32		13.1
4.23		31,447	0.60		–	1.18		31.9

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2016.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SAM FLEXIBLE INCOME PORTFOLIO
Class J shares
2016	(d)	$12.12	$0.19	($0.05)	$0.14	($0.19)	($0.30)	($0.49)	$11.77
2015		12.55	0.33	(0.30)	0.03	(0.33)	(0.13)	(0.46)	12.12
2014		12.29	0.32	0.45	0.77	(0.32)	(0.19)	(0.51)	12.55
2013		11.91	0.32	0.51	0.83	(0.34)	(0.11)	(0.45)	12.29
2012		11.25	0.35	0.68	1.03	(0.35)	(0.02)	(0.37)	11.91
2011		11.24	0.38	0.02	0.40	(0.39)	–	(0.39)	11.25
Institutional shares
2016	(d)	12.17	0.20	(0.05)	0.15	(0.20)	(0.30)	(0.50)	11.82
2015		12.60	0.37	(0.31)	0.06	(0.36)	(0.13)	(0.49)	12.17
2014		12.34	0.36	0.45	0.81	(0.36)	(0.19)	(0.55)	12.60
2013		11.96	0.37	0.50	0.87	(0.38)	(0.11)	(0.49)	12.34
2012		11.29	0.39	0.69	1.08	(0.39)	(0.02)	(0.41)	11.96
2011		11.28	0.42	0.02	0.44	(0.43)	–	(0.43)	11.29
R-1 shares
2016	(d)	12.13	0.15	(0.05)	0.10	(0.15)	(0.30)	(0.45)	11.78
2015		12.56	0.26	(0.31)	(0.05)	(0.25)	(0.13)	(0.38)	12.13
2014		12.30	0.25	0.45	0.70	(0.25)	(0.19)	(0.44)	12.56
2013		11.92	0.26	0.50	0.76	(0.27)	(0.11)	(0.38)	12.30
2012		11.25	0.30	0.68	0.98	(0.29)	(0.02)	(0.31)	11.92
2011		11.25	0.33	0.01	0.34	(0.34)	–	(0.34)	11.25
R-2 shares
2016	(d)	12.16	0.15	(0.04)	0.11	(0.16)	(0.30)	(0.46)	11.81
2015		12.59	0.27	(0.30)	(0.03)	(0.27)	(0.13)	(0.40)	12.16
2014		12.32	0.27	0.45	0.72	(0.26)	(0.19)	(0.45)	12.59
2013		11.94	0.28	0.50	0.78	(0.29)	(0.11)	(0.40)	12.32
2012		11.27	0.31	0.68	0.99	(0.30)	(0.02)	(0.32)	11.94
2011		11.27	0.35	–	0.35	(0.35)	–	(0.35)	11.27
R-3 shares
2016	(d)	12.15	0.17	(0.05)	0.12	(0.17)	(0.30)	(0.47)	11.80
2015		12.58	0.30	(0.31)	(0.01)	(0.29)	(0.13)	(0.42)	12.15
2014		12.32	0.29	0.45	0.74	(0.29)	(0.19)	(0.48)	12.58
2013		11.94	0.30	0.50	0.80	(0.31)	(0.11)	(0.42)	12.32
2012		11.27	0.33	0.68	1.01	(0.32)	(0.02)	(0.34)	11.94
2011		11.27	0.37	–	0.37	(0.37)	–	(0.37)	11.27
R-4 shares
2016	(d)	12.16	0.18	(0.05)	0.13	(0.18)	(0.30)	(0.48)	11.81
2015		12.59	0.33	(0.32)	0.01	(0.31)	(0.13)	(0.44)	12.16
2014		12.32	0.32	0.45	0.77	(0.31)	(0.19)	(0.50)	12.59
2013		11.95	0.31	0.50	0.81	(0.33)	(0.11)	(0.44)	12.32
2012		11.28	0.35	0.69	1.04	(0.35)	(0.02)	(0.37)	11.95
2011		11.27	0.38	0.02	0.40	(0.39)	–	(0.39)	11.28
R-5 shares
2016	(d)	12.15	0.18	(0.04)	0.14	(0.19)	(0.30)	(0.49)	11.80
2015		12.58	0.34	(0.31)	0.03	(0.33)	(0.13)	(0.46)	12.15
2014		12.32	0.32	0.46	0.78	(0.33)	(0.19)	(0.52)	12.58
2013		11.94	0.33	0.51	0.84	(0.35)	(0.11)	(0.46)	12.32
2012		11.28	0.36	0.68	1.04	(0.36)	(0.02)	(0.38)	11.94
2011		11.27	0.39	0.03	0.42	(0.41)	–	(0.41)	11.28

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

1.29%(e),(f)		$890,197	0.50%	(g)	0.55%(g)	3.21%	(g)	5.3%	(g)
0.25	(f)	849,016	0.58		0.61	2.66		17.7
6.43	(f)	723,517	0.61		0.65	2.57		2.2
7.16	(f)	589,349	0.64		0.84	2.69		10.5
9.27	(f)	423,411	0.69		0.89	3.05		5.5
3.61	(f)	272,865	0.75		0.89	3.37		19.6

1.37	(e)	172,355	0.33	(g)	–	3.41	(g)	5.3	(g)
0.51		177,423	0.32		–	2.95		17.7
6.70		180,049	0.32		–	2.89		2.2
7.45		174,501	0.34		0.34	3.05		10.5
9.68		168,309	0.36		0.36	3.30		5.5
3.96		58,782	0.39		0.39	3.71		19.6

0.95	(e)	837	1.19	(g)	–	2.52	(g)	5.3	(g)
(0.36)		676	1.19		–	2.10		17.7
5.80		741	1.19		–	2.05		2.2
6.56		1,044	1.20		–	2.16		10.5
8.78		820	1.21		–	2.58		5.5
3.02		801	1.22		–	2.95		19.6

1.01	(e)	807	1.06	(g)	–	2.65	(g)	5.3	(g)
(0.23)		839	1.06		–	2.21		17.7
6.00		1,139	1.06		–	2.16		2.2
6.68		1,682	1.07		–	2.31		10.5
8.90		1,767	1.08		–	2.67		5.5
3.16		1,312	1.09		–	3.04		19.6

1.10	(e)	8,348	0.88	(g)	–	2.92	(g)	5.3	(g)
(0.05)		10,070	0.88		–	2.43		17.7
6.12		10,483	0.88		–	2.36		2.2
6.87		10,544	0.89		–	2.47		10.5
9.11		8,821	0.90		–	2.85		5.5
3.35		6,181	0.91		–	3.30		19.6

1.19	(e)	7,698	0.69	(g)	–	3.06	(g)	5.3	(g)
0.13		7,849	0.69		–	2.70		17.7
6.40		12,062	0.69		–	2.55		2.2
6.99		12,416	0.70		–	2.55		10.5
9.31		6,962	0.71		–	3.01		5.5
3.62		4,365	0.72		–	3.37		19.6

1.25	(e)	18,687	0.57	(g)	–	3.10	(g)	5.3	(g)
0.26		16,871	0.57		–	2.74		17.7
6.45		20,815	0.57		–	2.61		2.2
7.20		17,297	0.58		–	2.77		10.5
9.35		12,966	0.59		–	3.08		5.5
3.74		4,862	0.60		–	3.47		19.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2016.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SAM STRATEGIC GROWTH PORTFOLIO
Class J shares
2016	(d)	$20.06	$0.21	($0.52)	($0.31)	($0.19)	($2.32)	($2.51)	$17.24
2015		21.26	0.38	(0.19)	0.19	(0.39)	(1.00)	(1.39)	20.06
2014		19.44	0.20	1.99	2.19	(0.23)	(0.14)	(0.37)	21.26
2013		15.75	0.19	3.71	3.90	(0.21)	–	(0.21)	19.44
2012		14.28	0.12	1.48	1.60	(0.13)	–	(0.13)	15.75
2011		13.85	0.10	0.46	0.56	(0.13)	–	(0.13)	14.28
Institutional shares
2016	(d)	20.26	0.24	(0.53)	(0.29)	(0.24)	(2.32)	(2.56)	17.41
2015		21.46	0.45	(0.20)	0.25	(0.45)	(1.00)	(1.45)	20.26
2014		19.61	0.27	2.01	2.28	(0.29)	(0.14)	(0.43)	21.46
2013		15.89	0.25	3.73	3.98	(0.26)	–	(0.26)	19.61
2012		14.40	0.14	1.53	1.67	(0.18)	–	(0.18)	15.89
2011		13.97	0.15	0.47	0.62	(0.19)	–	(0.19)	14.40
R-1 shares
2016	(d)	19.91	0.15	(0.51)	(0.36)	(0.08)	(2.32)	(2.40)	17.15
2015		21.10	0.48	(0.41)	0.07	(0.26)	(1.00)	(1.26)	19.91
2014		19.30	0.10	1.97	2.07	(0.13)	(0.14)	(0.27)	21.10
2013		15.65	0.09	3.69	3.78	(0.13)	–	(0.13)	19.30
2012		14.18	0.06	1.46	1.52	(0.05)	–	(0.05)	15.65
2011		13.78	0.05	0.43	0.48	(0.08)	–	(0.08)	14.18
R-2 shares
2016	(d)	19.96	0.16	(0.51)	(0.35)	(0.07)	(2.32)	(2.39)	17.22
2015		21.15	0.36	(0.26)	0.10	(0.29)	(1.00)	(1.29)	19.96
2014		19.36	0.11	1.98	2.09	(0.16)	(0.14)	(0.30)	21.15
2013		15.68	0.09	3.72	3.81	(0.13)	–	(0.13)	19.36
2012		14.22	0.05	1.49	1.54	(0.08)	–	(0.08)	15.68
2011		13.83	0.04	0.47	0.51	(0.12)	–	(0.12)	14.22
R-3 shares
2016	(d)	20.00	0.19	(0.53)	(0.34)	(0.14)	(2.32)	(2.46)	17.20
2015		21.19	0.33	(0.19)	0.14	(0.33)	(1.00)	(1.33)	20.00
2014		19.39	0.18	1.95	2.13	(0.19)	(0.14)	(0.33)	21.19
2013		15.72	0.14	3.71	3.85	(0.18)	–	(0.18)	19.39
2012		14.25	0.08	1.49	1.57	(0.10)	–	(0.10)	15.72
2011		13.85	0.07	0.46	0.53	(0.13)	–	(0.13)	14.25
R-4 shares
2016	(d)	20.12	0.20	(0.52)	(0.32)	(0.16)	(2.32)	(2.48)	17.32
2015		21.32	0.42	(0.25)	0.17	(0.37)	(1.00)	(1.37)	20.12
2014		19.50	0.18	2.00	2.18	(0.22)	(0.14)	(0.36)	21.32
2013		15.81	0.11	3.79	3.90	(0.21)	–	(0.21)	19.50
2012		14.34	0.11	1.50	1.61	(0.14)	–	(0.14)	15.81
2011		13.92	0.09	0.47	0.56	(0.14)	–	(0.14)	14.34
R-5 shares
2016	(d)	20.09	0.22	(0.53)	(0.31)	(0.18)	(2.32)	(2.50)	17.28
2015		21.28	0.39	(0.18)	0.21	(0.40)	(1.00)	(1.40)	20.09
2014		19.46	0.20	2.01	2.21	(0.25)	(0.14)	(0.39)	21.28
2013		15.78	0.21	3.70	3.91	(0.23)	–	(0.23)	19.46
2012		14.30	0.12	1.50	1.62	(0.14)	–	(0.14)	15.78
2011		13.89	0.07	0.50	0.57	(0.16)	–	(0.16)	14.30

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

(1.47)%(e),(f)		$267,082	0.53	%(g)	0.58%(g)	2.44	%(g)	8.0	%(g)
0.96	(f)	278,150	0.60		0.63	1.87		51.2
11.43	(f)	283,507	0.63		0.67	1.01		5.9
25.04	(f)	253,180	0.66		0.86	1.07		26.5
11.28	(f)	185,076	0.73		0.92	0.77		13.6
4.03	(f)	152,460	0.76		0.90	0.70		37.7

(1.34	) (e)	253,190	0.32	(g)	–	2.73	(g)	8.0	(g)
1.25		267,751	0.31		–	2.19		51.2
11.80		280,593	0.32		–	1.34		5.9
25.43		255,114	0.33		0.33	1.41		26.5
11.74		199,595	0.36		0.36	0.88		13.6
4.40		72,005	0.37		0.37	1.05		37.7

(1.75	) (e)	3,058	1.19	(g)	–	1.78	(g)	8.0	(g)
0.37		3,151	1.19		–	2.34		51.2
10.85		4,253	1.19		–	0.47		5.9
24.35		4,215	1.20		–	0.52		26.5
10.74		2,904	1.22		–	0.41		13.6
3.49		3,184	1.22		–	0.34		37.7

(1.72	) (e)	2,905	1.06	(g)	–	1.86	(g)	8.0	(g)
0.55		2,830	1.06		–	1.74		51.2
10.95		4,779	1.06		–	0.55		5.9
24.51		4,290	1.07		–	0.54		26.5
10.88		2,597	1.09		–	0.31		13.6
3.66		2,097	1.09		–	0.25		37.7

(1.63	) (e)	16,718	0.88	(g)	–	2.15	(g)	8.0	(g)
0.72		17,993	0.88		–	1.61		51.2
11.15		17,809	0.88		–	0.90		5.9
24.77		19,357	0.89		–	0.79		26.5
11.13		13,780	0.91		–	0.56		13.6
3.81		9,964	0.91		–	0.48		37.7

(1.53	) (e)	12,537	0.69	(g)	–	2.30	(g)	8.0	(g)
0.89		14,237	0.69		–	2.05		51.2
11.36		20,035	0.69		–	0.90		5.9
24.94		15,061	0.70		–	0.63		26.5
11.33		6,644	0.72		–	0.70		13.6
4.04		4,660	0.72		–	0.63		37.7

(1.49	) (e)	21,174	0.57	(g)	–	2.50	(g)	8.0	(g)
1.07		24,189	0.57		–	1.93		51.2
11.51		34,618	0.57		–	1.00		5.9
25.09		27,490	0.58		–	1.17		26.5
11.48		18,765	0.60		–	0.81		13.6
4.10		12,656	0.60		–	0.51		37.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2016.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SHORT-TERM INCOME FUND
Class J shares
2016	(c)	$12.17	$0.10	$0.03	$0.13	($0.11)	$–	($0.11)	$12.19
2015		12.23	0.16	(0.06)	0.10	(0.16)	–	(0.16)	12.17
2014		12.26	0.16	(0.02)	0.14	(0.16)	(0.01)	(0.17)	12.23
2013		12.28	0.15	(0.03)	0.12	(0.14)	–	(0.14)	12.26
2012		11.96	0.20	0.31	0.51	(0.19)	–	(0.19)	12.28
2011		12.17	0.24	(0.19)	0.05	(0.26)	–	(0.26)	11.96
Institutional shares
2016	(c)	12.17	0.11	0.03	0.14	(0.12)	–	(0.12)	12.19
2015		12.23	0.20	(0.06)	0.14	(0.20)	–	(0.20)	12.17
2014		12.26	0.21	(0.02)	0.19	(0.21)	(0.01)	(0.22)	12.23
2013		12.28	0.20	(0.03)	0.17	(0.19)	–	(0.19)	12.26
2012		11.96	0.25	0.32	0.57	(0.25)	–	(0.25)	12.28
2011		12.16	0.31	(0.18)	0.13	(0.33)	–	(0.33)	11.96
R-1 shares
2016	(c)	12.17	0.06	0.03	0.09	(0.07)	–	(0.07)	12.19
2015		12.23	0.10	(0.07)	0.03	(0.09)	–	(0.09)	12.17
2014		12.26	0.10	(0.02)	0.08	(0.10)	(0.01)	(0.11)	12.23
2013		12.28	0.10	(0.03)	0.07	(0.09)	–	(0.09)	12.26
2012		11.96	0.15	0.32	0.47	(0.15)	–	(0.15)	12.28
2011		12.17	0.21	(0.19)	0.02	(0.23)	–	(0.23)	11.96
R-2 shares
2016	(c)	12.17	0.07	0.03	0.10	(0.08)	–	(0.08)	12.19
2015		12.23	0.11	(0.06)	0.05	(0.11)	–	(0.11)	12.17
2014		12.26	0.12	(0.02)	0.10	(0.12)	(0.01)	(0.13)	12.23
2013		12.28	0.12	(0.03)	0.09	(0.11)	–	(0.11)	12.26
2012		11.96	0.16	0.32	0.48	(0.16)	–	(0.16)	12.28
2011		12.17	0.22	(0.19)	0.03	(0.24)	–	(0.24)	11.96
R-3 shares
2016	(c)	12.17	0.08	0.04	0.12	(0.09)	–	(0.09)	12.20
2015		12.23	0.13	(0.06)	0.07	(0.13)	–	(0.13)	12.17
2014		12.27	0.14	(0.03)	0.11	(0.14)	(0.01)	(0.15)	12.23
2013		12.28	0.14	(0.02)	0.12	(0.13)	–	(0.13)	12.27
2012		11.96	0.19	0.31	0.50	(0.18)	–	(0.18)	12.28
2011		12.17	0.25	(0.20)	0.05	(0.26)	–	(0.26)	11.96
R-4 shares
2016	(c)	12.17	0.09	0.04	0.13	(0.10)	–	(0.10)	12.20
2015		12.23	0.16	(0.07)	0.09	(0.15)	–	(0.15)	12.17
2014		12.27	0.17	(0.03)	0.14	(0.17)	(0.01)	(0.18)	12.23
2013		12.28	0.16	(0.02)	0.14	(0.15)	–	(0.15)	12.27
2012		11.97	0.21	0.31	0.52	(0.21)	–	(0.21)	12.28
2011		12.17	0.27	(0.18)	0.09	(0.29)	–	(0.29)	11.97
R-5 shares
2016	(c)	12.18	0.10	0.03	0.13	(0.11)	–	(0.11)	12.20
2015		12.24	0.17	(0.06)	0.11	(0.17)	–	(0.17)	12.18
2014		12.27	0.18	(0.02)	0.16	(0.18)	(0.01)	(0.19)	12.24
2013		12.28	0.18	(0.02)	0.16	(0.17)	–	(0.17)	12.27
2012		11.96	0.23	0.31	0.54	(0.22)	–	(0.22)	12.28
2011		12.17	0.28	(0.19)	0.09	(0.30)	–	(0.30)	11.96

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

1.06%(d),(e)		$135,494	0.71%	(f)	0.75%(f)	1.62%	(f)	47.2%	(f)
0.83	(e)	124,221	0.75		0.80	1.32		56.4
1.16	(e)	120,296	0.80		0.84	1.34		49.1
1.00	(e)	124,761	0.87		1.07	1.25		50.1
4.29	(e)	107,444	0.94		1.13	1.63		47.9
0.43	(e)	73,750	1.01		1.15	2.01		43.6

1.20	(d)	2,266,414	0.43	(f)	–	1.89	(f)	47.2	(f)
1.14		2,180,068	0.43		–	1.63		56.4
1.52		1,936,142	0.44		–	1.69		49.1
1.43		1,134,768	0.45		0.45	1.67		50.1
4.79		897,254	0.46		0.46	2.10		47.9
1.05		626,736	0.47		0.47	2.55		43.6

0.77	(d)	1,170	1.30 (f)	,(g)	–	1.03	(f)	47.2	(f)
0.27		1,237	1.30	(g)	–	0.78		56.4
0.65		1,468	1.30	(g)	–	0.84		49.1
0.57		1,851	1.30	(g)	–	0.82		50.1
3.92		2,247	1.30	(g)	–	1.22		47.9
0.14		1,076	1.30	(g)	–	1.73		43.6

0.83	(d)	2,548	1.17 (f)	,(g)	–	1.16	(f)	47.2	(f)
0.40		1,975	1.17	(g)	–	0.90		56.4
0.78		1,957	1.17	(g)	–	0.97		49.1
0.70		1,640	1.18	(g)	–	0.94		50.1
4.04		1,194	1.18	(g)	–	1.30		47.9
0.26		243	1.18	(g)	–	1.80		43.6

0.92 (d)	,(h)	13,030	0.99 (f)	,(g)	–	1.34	(f)	47.2	(f)
0.67	(h)	11,415	0.99	(g)	–	1.09		56.4
0.88		14,472	0.99	(g)	–	1.15		49.1
0.96		10,748	0.99	(g)	–	1.13		50.1
4.24		10,336	0.99	(g)	–	1.56		47.9
0.45		2,997	0.99	(g)	–	2.04		43.6

1.10	(d)	12,380	0.79 (f)	,(g)	–	1.53	(f)	47.2	(f)
0.78		14,049	0.79	(g)	–	1.28		56.4
1.09		14,272	0.79	(g)	–	1.35		49.1
1.17		4,377	0.79	(g)	–	1.33		50.1
4.36		3,106	0.79	(g)	–	1.72		47.9
0.73		1,063	0.79	(g)	–	2.22		43.6

1.08	(d)	10,543	0.68 (f)	,(g)	–	1.65	(f)	47.2	(f)
0.90		12,383	0.68	(g)	–	1.39		56.4
1.28		9,287	0.68	(g)	–	1.46		49.1
1.28		4,735	0.68	(g)	–	1.44		50.1
4.56		3,373	0.68	(g)	–	1.89		47.9
0.77		2,377	0.68	(g)	–	2.33		43.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SMALLCAP FUND
Class J shares
2016	(c)	$19.82	$0.10	($1.09)	($0.99)	$–	($0.74)	($0.74)	$18.09
2015		20.98	(0.01)	1.32	1.31	–	(2.47)	(2.47)	19.82
2014		20.88	(0.02)	1.68	1.66	–	(1.56)	(1.56)	20.98
2013		14.97	0.06	6.01	6.07	(0.07)	(0.09)	(0.16)	20.88
2012		13.28	0.02	1.67	1.69	–	–	–	14.97
2011		12.52	(0.05)	0.81	0.76	–	–	–	13.28
Institutional shares
2016	(c)	21.81	0.15	(1.23)	(1.08)	–	(0.74)	(0.74)	19.99
2015		22.77	0.06	1.45	1.51	–	(2.47)	(2.47)	21.81
2014		22.51	0.06	1.81	1.87	(0.05)	(1.56)	(1.61)	22.77
2013		16.14	0.13	6.47	6.60	(0.14)	(0.09)	(0.23)	22.51
2012		14.24	0.09	1.81	1.90	–	–	–	16.14
2011		13.37	0.01	0.86	0.87	–	–	–	14.24
R-1 shares
2016	(c)	19.88	0.05	(1.10)	(1.05)	–	(0.74)	(0.74)	18.09
2015		21.13	(0.12)	1.34	1.22	–	(2.47)	(2.47)	19.88
2014		21.12	(0.13)	1.70	1.57	–	(1.56)	(1.56)	21.13
2013		15.16	(0.02)	6.08	6.06	(0.01)	(0.09)	(0.10)	21.12
2012		13.50	(0.01)	1.67	1.66	–	–	–	15.16
2011		12.78	(0.10)	0.82	0.72	–	–	–	13.50
R-2 shares
2016	(c)	20.06	0.06	(1.11)	(1.05)	–	(0.74)	(0.74)	18.27
2015		21.27	(0.10)	1.36	1.26	–	(2.47)	(2.47)	20.06
2014		21.22	(0.10)	1.71	1.61	–	(1.56)	(1.56)	21.27
2013		15.21	–	6.11	6.11	(0.01)	(0.09)	(0.10)	21.22
2012		13.52	(0.01)	1.70	1.69	–	–	–	15.21
2011		12.78	(0.09)	0.83	0.74	–	–	–	13.52
R-3 shares
2016	(c)	20.63	0.08	(1.14)	(1.06)	–	(0.74)	(0.74)	18.83
2015		21.77	(0.06)	1.39	1.33	–	(2.47)	(2.47)	20.63
2014		21.65	(0.06)	1.74	1.68	–	(1.56)	(1.56)	21.77
2013		15.54	0.03	6.23	6.26	(0.06)	(0.09)	(0.15)	21.65
2012		13.79	0.03	1.72	1.75	–	–	–	15.54
2011		13.01	(0.06)	0.84	0.78	–	–	–	13.79
R-4 shares
2016	(c)	21.27	0.10	(1.18)	(1.08)	–	(0.74)	(0.74)	19.45
2015		22.34	(0.02)	1.42	1.40	–	(2.47)	(2.47)	21.27
2014		22.14	(0.02)	1.78	1.76	–	(1.56)	(1.56)	22.34
2013		15.87	0.07	6.37	6.44	(0.08)	(0.09)	(0.17)	22.14
2012		14.06	0.04	1.77	1.81	–	–	–	15.87
2011		13.24	(0.04)	0.86	0.82	–	–	–	14.06
R-5 shares
2016	(c)	21.65	0.11	(1.20)	(1.09)	–	(0.74)	(0.74)	19.82
2015		22.66	–	1.46	1.46	–	(2.47)	(2.47)	21.65
2014		22.42	0.01	1.80	1.81	(0.01)	(1.56)	(1.57)	22.66
2013		16.08	0.09	6.44	6.53	(0.10)	(0.09)	(0.19)	22.42
2012		14.22	0.07	1.79	1.86	–	–	–	16.08
2011		13.38	(0.02)	0.86	0.84	–	–	–	14.22

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)		Assets		Turnover Rate

(5.13)%(d),(e)		$180,968	1.05	%(f)	1.10	%(f)	1.14	%(f)	62.0	%(f)
6.97	(e)	200,263	1.10		1.13		(0.06)		69.2
8.17	(e)	200,333	1.13		1.17		(0.09)		67.6
40.88	(e)	200,359	1.18		1.38		0.32		95.2
12.73	(e)	148,772	1.28		1.48		0.17		90.2
6.07	(e)	84,060	1.25		1.39		(0.35)		76.1

(5.07	) (d)	63,441	0.80	(f)	0.80	(f)	1.52	(f)	62.0	(f)
7.34		98,042	0.79		0.79		0.26		69.2
8.54		72,583	0.79		0.79		0.25		67.6
41.38		65,062	0.80		0.80		0.70		95.2
13.34		45,620	0.79		0.79		0.61		90.2
6.51		38,016	0.80		0.80		0.09		76.1

(5.42	) (d)	2,550	1.64	(f)	–		0.57	(f)	62.0	(f)
6.44		2,889	1.64		–		(0.59)		69.2
7.62		2,079	1.64		–		(0.60)		67.6
40.21		2,401	1.64		–		(0.11)		95.2
12.30		2,001	1.64		–		(0.10)		90.2
5.63		151	1.65		–		(0.74)		76.1

(5.37	) (d)	5,188	1.51	(f)	–		0.64	(f)	62.0	(f)
6.60		4,161	1.51		–		(0.47)		69.2
7.78		2,956	1.51		–		(0.47)		67.6
40.35		3,018	1.51		–		0.01		95.2
12.50		2,852	1.51		–		(0.05)		90.2
5.79		1,169	1.52		–		(0.62)		76.1

(5.27	) (d)	12,790	1.33	(f)	–		0.91	(f)	62.0	(f)
6.79		9,368	1.33		–		(0.28)		69.2
7.96		6,628	1.33		–		(0.28)		67.6
40.62		6,143	1.33		–		0.18		95.2
12.69		4,907	1.33		–		0.22		90.2
6.00		629	1.34		–		(0.44)		76.1

(5.15) (d),(g)		11,782	1.14	(f)	–		1.03	(f)	62.0	(f)
6.95		9,089	1.14		–		(0.08)		69.2
8.16		4,052	1.14		–		(0.10)		67.6
40.93		4,200	1.14		–		0.37		95.2
12.87		2,944	1.14		–		0.26		90.2
6.19		2,011	1.15		–		(0.25)		76.1

(5.15	) (d)	18,252	1.02	(f)	–		1.16	(f)	62.0	(f)
7.13		18,855	1.02		–		0.02		69.2
8.27		12,020	1.02		–		0.02		67.6
41.04		11,690	1.02		–		0.49		95.2
13.08		8,943	1.02		–		0.45		90.2
6.28		3,418	1.03		–		(0.13)		76.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Distributions	Total
		Value,	Investment	and Unrealized	Total From	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Gains	Distributions	of Period
SMALLCAP GROWTH FUND I
Class J shares
2016	(c)	$9.52	($0.03)	($0.36)	($0.39)	($1.01)	($1.01)	$8.12
2015		11.70	(0.10)	0.38	0.28	(2.46)	(2.46)	9.52
2014		12.63	(0.13)	0.74	0.61	(1.54)	(1.54)	11.70
2013		9.94	(0.13)	3.54	3.41	(0.72)	(0.72)	12.63
2012		9.56	(0.12)	1.08	0.96	(0.58)	(0.58)	9.94
2011		8.50	(0.13)	1.19	1.06	–	–	9.56
Institutional shares
2016	(c)	11.99	(0.02)	(0.45)	(0.47)	(1.01)	(1.01)	10.51
2015		14.05	(0.07)	0.47	0.40	(2.46)	(2.46)	11.99
2014		14.80	(0.08)	0.87	0.79	(1.54)	(1.54)	14.05
2013		11.47	(0.09)	4.14	4.05	(0.72)	(0.72)	14.80
2012		10.89	(0.07)	1.23	1.16	(0.58)	(0.58)	11.47
2011		9.62	(0.08)	1.35	1.27	–	–	10.89
R-1 shares
2016	(c)	10.39	(0.05)	(0.39)	(0.44)	(1.01)	(1.01)	8.94
2015		12.59	(0.15)	0.41	0.26	(2.46)	(2.46)	10.39
2014		13.52	(0.18)	0.79	0.61	(1.54)	(1.54)	12.59
2013		10.63	(0.18)	3.79	3.61	(0.72)	(0.72)	13.52
2012		10.22	(0.16)	1.15	0.99	(0.58)	(0.58)	10.63
2011		9.11	(0.17)	1.28	1.11	–	–	10.22
R-2 shares
2016	(c)	10.13	(0.05)	(0.38)	(0.43)	(1.01)	(1.01)	8.69
2015		12.32	(0.13)	0.40	0.27	(2.46)	(2.46)	10.13
2014		13.25	(0.16)	0.77	0.61	(1.54)	(1.54)	12.32
2013		10.42	(0.16)	3.71	3.55	(0.72)	(0.72)	13.25
2012		10.01	(0.14)	1.13	0.99	(0.58)	(0.58)	10.42
2011		8.91	(0.15)	1.25	1.10	–	–	10.01
R-3 shares
2016	(c)	10.59	(0.04)	(0.40)	(0.44)	(1.01)	(1.01)	9.14
2015		12.75	(0.12)	0.42	0.30	(2.46)	(2.46)	10.59
2014		13.64	(0.15)	0.80	0.65	(1.54)	(1.54)	12.75
2013		10.68	(0.15)	3.83	3.68	(0.72)	(0.72)	13.64
2012		10.24	(0.13)	1.15	1.02	(0.58)	(0.58)	10.68
2011		9.09	(0.14)	1.29	1.15	–	–	10.24
R-4 shares
2016	(c)	11.07	(0.03)	(0.42)	(0.45)	(1.01)	(1.01)	9.61
2015		13.19	(0.10)	0.44	0.34	(2.46)	(2.46)	11.07
2014		14.04	(0.13)	0.82	0.69	(1.54)	(1.54)	13.19
2013		10.96	(0.13)	3.93	3.80	(0.72)	(0.72)	14.04
2012		10.46	(0.11)	1.19	1.08	(0.58)	(0.58)	10.96
2011		9.28	(0.12)	1.30	1.18	–	–	10.46
R-5 shares
2016	(c)	11.45	(0.03)	(0.44)	(0.47)	(1.01)	(1.01)	9.97
2015		13.55	(0.09)	0.45	0.36	(2.46)	(2.46)	11.45
2014		14.36	(0.11)	0.84	0.73	(1.54)	(1.54)	13.55
2013		11.18	(0.11)	4.01	3.90	(0.72)	(0.72)	14.36
2012		10.65	(0.10)	1.21	1.11	(0.58)	(0.58)	11.18
2011		9.43	(0.11)	1.33	1.22	–	–	10.65
R-6 shares
2016	(c)	11.98	(0.06)	(0.41)	(0.47)	(1.01)	(1.01)	10.50
2015	(i)	14.24	(0.07)	0.27	0.20	(2.46)	(2.46)	11.98

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)		Assets		Turnover Rate

(4.58)%(d),(e)		$47,220	1.40	%(f)	1.52	%(f)	(0.72	)%(f)	55.5	%(f)
3.12	(e)	52,609	1.46		1.56		(0.96)		70.0
5.00	(e)	53,357	1.50		1.67		(1.09)		66.1
36.73	(e)	30,644	1.56		1.78		(1.17)		74.7
11.07	(e)	22,970	1.63		1.85		(1.20)		79.9
12.47	(e)	21,887	1.67		1.83		(1.34)		90.3

(4.29	) (d)	1,308,513	1.02	(f)	1.10	(f)	(0.34	) (f)	55.5	(f)
3.50		1,489,140	1.02		1.09		(0.52)		70.0
5.52		1,707,451	1.02		1.09		(0.61)		66.1
37.45		1,729,462	1.07		1.09		(0.68)		74.7
11.58		1,329,439	1.08		1.10		(0.65)		79.9
13.20		1,185,260	1.07		1.09		(0.74)		90.3

(4.69	) (d)	2,318	1.88 (f)	,(g)	–		(1.19	) (f)	55.5	(f)
2.64		2,974	1.88	(g)	–		(1.38)		70.0
4.63		3,123	1.88	(g)	–		(1.47)		66.1
36.19		2,783	1.94	(g)	–		(1.54)		74.7
10.63		2,531	1.95	(g)	–		(1.52)		79.9
12.18		2,314	1.95	(g)	–		(1.61)		90.3

(4.71	) (d)	4,925	1.75 (f)	,(g)	–		(1.07	) (f)	55.5	(f)
2.82		6,055	1.75	(g)	–		(1.25)		70.0
4.74		6,581	1.75	(g)	–		(1.34)		66.1
36.36		4,061	1.81	(g)	–		(1.41)		74.7
10.86		3,100	1.82	(g)	–		(1.39)		79.9
12.35		2,867	1.82	(g)	–		(1.48)		90.3

(4.59	) (d)	17,616	1.57 (f)	,(g)	–		(0.89	) (f)	55.5	(f)
2.99		20,155	1.57	(g)	–		(1.07)		70.0
4.92		21,440	1.57	(g)	–		(1.16)		66.1
36.70		18,858	1.63	(g)	–		(1.25)		74.7
10.91		11,606	1.64	(g)	–		(1.21)		79.9
12.65		12,559	1.64	(g)	–		(1.31)		90.3

(4.47	) (d)	12,997	1.38 (f)	,(g)	–		(0.71	) (f)	55.5	(f)
3.22		15,758	1.38	(g)	–		(0.89)		70.0
5.07		16,819	1.38	(g)	–		(0.97)		66.1
36.88		16,584	1.44	(g)	–		(1.05)		74.7
11.27		12,347	1.45	(g)	–		(1.01)		79.9
12.72		8,266	1.45	(g)	–		(1.11)		90.3

(4.41) (d),(h)		33,318	1.26 (f)	,(g)	–		(0.58	) (f)	55.5	(f)
3.31		36,955	1.26	(g)	–		(0.76)		70.0
5.25		37,684	1.26	(g)	–		(0.85)		66.1
37.05		31,647	1.32	(g)	–		(0.93)		74.7
11.36		23,202	1.33	(g)	–		(0.90)		79.9
12.94		21,633	1.33	(g)	–		(1.00)		90.3

(4.29	) (d)	130	1.06 (f)	,(g)	–		(1.14	) (f)	55.5	(f)
2.05	(d)	10	1.06 (f)	,(g)	–		(0.59	) (f)	70.0	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(i)	Period from November 25, 2014, date operations commenced, through October 31, 2015.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SMALLCAP S&P 600 INDEX FUND
Class J shares
2016	(c)	$23.02	$0.12	$0.11	$0.23	($0.21)	($1.63)	($1.84)	$21.41
2015		24.36	0.22	0.28	0.50	(0.18)	(1.66)	(1.84)	23.02
2014		23.10	0.17	1.80	1.97	(0.11)	(0.60)	(0.71)	24.36
2013		16.90	0.17	6.21	6.38	(0.18)	–	(0.18)	23.10
2012		15.03	0.11	1.81	1.92	(0.05)	–	(0.05)	16.90
2011		13.77	0.07	1.26	1.33	(0.07)	–	(0.07)	15.03
Institutional shares
2016	(c)	24.05	0.15	0.11	0.26	(0.27)	(1.63)	(1.90)	22.41
2015		25.37	0.29	0.31	0.60	(0.26)	(1.66)	(1.92)	24.05
2014		24.02	0.26	1.87	2.13	(0.18)	(0.60)	(0.78)	25.37
2013		17.58	0.26	6.44	6.70	(0.26)	–	(0.26)	24.02
2012		15.63	0.19	1.88	2.07	(0.12)	–	(0.12)	17.58
2011		14.31	0.15	1.32	1.47	(0.15)	–	(0.15)	15.63
R-1 shares
2016	(c)	23.67	0.06	0.11	0.17	(0.08)	(1.63)	(1.71)	22.13
2015		24.99	0.09	0.31	0.40	(0.06)	(1.66)	(1.72)	23.67
2014		23.71	0.05	1.84	1.89	(0.01)	(0.60)	(0.61)	24.99
2013		17.35	0.09	6.38	6.47	(0.11)	–	(0.11)	23.71
2012		15.43	0.05	1.87	1.92	–	–	–	17.35
2011		14.15	0.02	1.29	1.31	(0.03)	–	(0.03)	15.43
R-2 shares
2016	(c)	24.19	0.08	0.10	0.18	(0.09)	(1.63)	(1.72)	22.65
2015		25.51	0.13	0.29	0.42	(0.08)	(1.66)	(1.74)	24.19
2014		24.17	0.09	1.89	1.98	(0.04)	(0.60)	(0.64)	25.51
2013		17.67	0.12	6.50	6.62	(0.12)	–	(0.12)	24.17
2012		15.70	0.07	1.90	1.97	–	–	–	17.67
2011		14.39	0.04	1.31	1.35	(0.04)	–	(0.04)	15.70
R-3 shares
2016	(c)	24.36	0.10	0.11	0.21	(0.14)	(1.63)	(1.77)	22.80
2015		25.68	0.17	0.31	0.48	(0.14)	(1.66)	(1.80)	24.36
2014		24.34	0.13	1.90	2.03	(0.09)	(0.60)	(0.69)	25.68
2013		17.82	0.15	6.55	6.70	(0.18)	–	(0.18)	24.34
2012		15.83	0.10	1.92	2.02	(0.03)	–	(0.03)	17.82
2011		14.50	0.07	1.33	1.40	(0.07)	–	(0.07)	15.83
R-4 shares
2016	(c)	24.57	0.12	0.11	0.23	(0.19)	(1.63)	(1.82)	22.98
2015		25.89	0.22	0.30	0.52	(0.18)	(1.66)	(1.84)	24.57
2014		24.51	0.18	1.92	2.10	(0.12)	(0.60)	(0.72)	25.89
2013		17.93	0.19	6.59	6.78	(0.20)	–	(0.20)	24.51
2012		15.94	0.13	1.93	2.06	(0.07)	–	(0.07)	17.93
2011		14.61	0.10	1.33	1.43	(0.10)	–	(0.10)	15.94
R-5 shares
2016	(c)	24.69	0.13	0.12	0.25	(0.22)	(1.63)	(1.85)	23.09
2015		25.99	0.25	0.31	0.56	(0.20)	(1.66)	(1.86)	24.69
2014		24.61	0.21	1.92	2.13	(0.15)	(0.60)	(0.75)	25.99
2013		18.00	0.22	6.61	6.83	(0.22)	–	(0.22)	24.61
2012		16.00	0.16	1.92	2.08	(0.08)	–	(0.08)	18.00
2011		14.65	0.12	1.35	1.47	(0.12)	–	(0.12)	16.00

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

1.31%(d),(e)		$138,958	0.45%	(f)	0.50%(f)	1.15%	(f)	21.4%	(f)
2.28	(e)	139,090	0.49		0.54	0.92		19.9
8.66	(e)	145,647	0.56		0.60	0.71		19.0
38.11	(e)	140,138	0.61		0.81	0.88		14.6
12.81	(e)	98,085	0.68		0.87	0.65		16.0
9.67	(e)	89,701	0.67		0.81	0.49		19.1

1.41	(d)	582,590	0.20	(f)	–	1.39	(f)	21.4	(f)
2.61		573,165	0.20		0.20	1.20		19.9
9.05		471,425	0.20		0.20	1.06		19.0
38.62		384,824	0.21		0.21	1.24		14.6
13.36		203,079	0.20		0.25	1.12		16.0
10.25		143,892	0.20		0.28	0.94		19.1

0.98	(d)	12,113	1.04	(f)	–	0.56	(f)	21.4	(f)
1.75		11,924	1.04		–	0.37		19.9
8.10		14,480	1.04		–	0.23		19.0
37.53		14,560	1.04		–	0.43		14.6
12.44		9,183	1.04		–	0.28		16.0
9.26		8,033	1.04		–	0.11		19.1

1.07 (d)	,(g)	15,604	0.91	(f)	–	0.70	(f)	21.4	(f)
1.84		15,006	0.91		–	0.51		19.9
8.31		19,359	0.91		–	0.36		19.0
37.71		19,526	0.91		–	0.57		14.6
12.55		14,892	0.91		–	0.42		16.0
9.39		15,045	0.91		–	0.26		19.1

1.15	(d)	120,465	0.73	(f)	–	0.88	(f)	21.4	(f)
2.05		127,893	0.73		–	0.68		19.9
8.46		135,744	0.73		–	0.53		19.0
37.91		106,891	0.73		–	0.73		14.6
12.78		58,655	0.73		–	0.59		16.0
9.66		46,472	0.73		–	0.43		19.1

1.26 (d)	,(g)	76,604	0.54	(f)	–	1.08	(f)	21.4	(f)
2.22		84,632	0.54		–	0.87		19.9
8.71		87,241	0.54		–	0.73		19.0
38.20		84,904	0.54		–	0.92		14.6
12.99		47,925	0.54		–	0.78		16.0
9.79		45,058	0.54		–	0.61		19.1

1.30	(d)	170,688	0.42	(f)	–	1.18	(f)	21.4	(f)
2.38		178,942	0.42		–	0.99		19.9
8.79		191,185	0.42		–	0.85		19.0
38.36		197,548	0.42		–	1.04		14.6
13.09		108,147	0.42		–	0.92		16.0
10.02		101,159	0.42		–	0.73		19.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SMALLCAP VALUE FUND II
Class J shares
2016	(c)	$12.49	$0.01	($0.07)	($0.06)	($0.03)	($1.25)	($1.28)	$11.15
2015		13.85	0.02	0.12	0.14	–	(1.50)	(1.50)	12.49
2014		13.56	(0.04)	1.21	1.17	–	(0.88)	(0.88)	13.85
2013		10.02	0.03	3.58	3.61	(0.07)	–	(0.07)	13.56
2012		8.93	0.01	1.08	1.09	–	–	–	10.02
2011		8.57	(0.02)	0.38	0.36	–	–	–	8.93
Institutional shares
2016	(c)	12.76	0.03	(0.06)	(0.03)	(0.08)	(1.25)	(1.33)	11.40
2015		14.10	0.08	0.13	0.21	(0.05)	(1.50)	(1.55)	12.76
2014		13.79	0.03	1.22	1.25	(0.06)	(0.88)	(0.94)	14.10
2013		10.19	0.11	3.62	3.73	(0.13)	–	(0.13)	13.79
2012		9.06	0.08	1.09	1.17	(0.04)	–	(0.04)	10.19
2011		8.67	0.04	0.39	0.43	(0.04)	–	(0.04)	9.06
R-1 shares
2016	(c)	11.88	(0.01)	(0.07)	(0.08)	–	(1.25)	(1.25)	10.55
2015		13.30	(0.04)	0.12	0.08	–	(1.50)	(1.50)	11.88
2014		13.10	(0.08)	1.16	1.08	–	(0.88)	(0.88)	13.30
2013		9.69	0.01	3.45	3.46	(0.05)	–	(0.05)	13.10
2012		8.65	–	1.04	1.04	–	–	–	9.69
2011		8.33	(0.04)	0.37	0.33	(0.01)	–	(0.01)	8.65
R-2 shares
2016	(c)	12.00	(0.01)	(0.06)	(0.07)	–	(1.25)	(1.25)	10.68
2015		13.40	(0.01)	0.11	0.10	–	(1.50)	(1.50)	12.00
2014		13.18	(0.06)	1.16	1.10	–	(0.88)	(0.88)	13.40
2013		9.74	0.03	3.47	3.50	(0.06)	–	(0.06)	13.18
2012		8.69	0.01	1.04	1.05	–	–	–	9.74
2011		8.36	(0.03)	0.38	0.35	(0.02)	–	(0.02)	8.69
R-3 shares
2016	(c)	12.35	–	(0.07)	(0.07)	(0.02)	(1.25)	(1.27)	11.01
2015		13.72	–	0.13	0.13	–	(1.50)	(1.50)	12.35
2014		13.46	(0.04)	1.18	1.14	–	(0.88)	(0.88)	13.72
2013		9.93	0.04	3.55	3.59	(0.06)	–	(0.06)	13.46
2012		8.84	0.02	1.07	1.09	–	–	–	9.93
2011		8.48	(0.01)	0.37	0.36	–	–	–	8.84
R-4 shares
2016	(c)	12.48	0.01	(0.06)	(0.05)	(0.04)	(1.25)	(1.29)	11.14
2015		13.83	0.03	0.12	0.15	–	(1.50)	(1.50)	12.48
2014		13.54	(0.02)	1.21	1.19	(0.02)	(0.88)	(0.90)	13.83
2013		10.00	0.07	3.56	3.63	(0.09)	–	(0.09)	13.54
2012		8.90	0.04	1.08	1.12	(0.02)	–	(0.02)	10.00
2011		8.54	–	0.39	0.39	(0.03)	–	(0.03)	8.90
R-5 shares
2016	(c)	12.59	0.02	(0.07)	(0.05)	(0.05)	(1.25)	(1.30)	11.24
2015		13.93	0.04	0.13	0.17	(0.01)	(1.50)	(1.51)	12.59
2014		13.64	–	1.20	1.20	(0.03)	(0.88)	(0.91)	13.93
2013		10.08	0.08	3.59	3.67	(0.11)	–	(0.11)	13.64
2012		8.96	0.06	1.08	1.14	(0.02)	–	(0.02)	10.08
2011		8.59	0.02	0.38	0.40	(0.03)	–	(0.03)	8.96
R-6 shares
2016	(c)	12.75	–	(0.03)	(0.03)	(0.08)	(1.25)	(1.33)	11.39
2015	(i)	14.36	0.07	(0.13)	(0.06)	(0.05)	(1.50)	(1.55)	12.75

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)		Assets		Turnover Rate

(0.15)%(d),(e),(f)		$18,264	1.39	%(g)	1.46	%(g)	0.19	%(g)	50.4	%(g)
1.16	(e)	18,937	1.45		1.50		0.12		47.8
8.97	(e)	19,885	1.48		1.54		(0.27)		42.1
36.19	(e)	18,556	1.63		1.85		0.23		60.5
12.21	(e)	11,655	1.70		1.92		0.11		53.5
4.20	(e)	10,466	1.64		1.81		(0.21)		54.4

0.07	(d)	1,184,217	0.98	(g)	1.01	(g)	0.60	(g)	50.4	(g)
1.64		1,251,443	0.98		1.00		0.60		47.8
9.47		1,489,023	0.97		0.99		0.25		42.1
37.05		1,475,200	0.98		1.00		0.93		60.5
13.00		1,046,022	0.99		1.01		0.83		53.5
4.93		957,766	0.98		1.00		0.45		54.4

(0.41	) (d)	1,720	1.85 (g)	,(h)	–		(0.27	) (g)	50.4	(g)
0.70		1,761	1.85	(h)	–		(0.29)		47.8
8.57		1,870	1.84	(h)	–		(0.62)		42.1
35.82		2,106	1.85	(h)	–		0.07		60.5
12.02		1,901	1.86	(h)	–		(0.05)		53.5
3.95		2,059	1.86	(h)	–		(0.43)		54.4

(0.40) (d),(f)		3,570	1.72 (g)	,(h)	–		(0.15	) (g)	50.4	(g)
0.95	(f)	3,666	1.72	(h)	–		(0.12)		47.8
8.68		4,588	1.71	(h)	–		(0.48)		42.1
36.09		6,141	1.72	(h)	–		0.24		60.5
12.08		5,677	1.73	(h)	–		0.08		53.5
4.12		5,607	1.73	(h)	–		(0.31)		54.4

(0.21) (d),(f)		13,190	1.54 (g)	,(h)	–		0.02	(g)	50.4	(g)
1.08		11,887	1.54	(h)	–		0.01		47.8
8.84		11,532	1.53	(h)	–		(0.31)		42.1
36.35		11,825	1.54	(h)	–		0.37		60.5
12.33		8,601	1.55	(h)	–		0.26		53.5
4.29		11,461	1.55	(h)	–		(0.11)		54.4

(0.14	) (d)	7,790	1.35 (g)	,(h)	–		0.25	(g)	50.4	(g)
1.24		12,024	1.35	(h)	–		0.23		47.8
9.13		13,254	1.34	(h)	–		(0.13)		42.1
36.58		11,430	1.35	(h)	–		0.58		60.5
12.56		9,258	1.36	(h)	–		0.44		53.5
4.53		11,939	1.36	(h)	–		0.05		54.4

(0.11	) (d)	21,785	1.23 (g)	,(h)	–		0.35	(g)	50.4	(g)
1.41		22,508	1.23	(h)	–		0.34		47.8
9.16		22,406	1.22	(h)	–		(0.01)		42.1
36.78		21,954	1.23	(h)	–		0.72		60.5
12.69		19,962	1.24	(h)	–		0.60		53.5
4.63		12,994	1.24	(h)	–		0.20		54.4

0.08	(d)	973	1.01 (g)	,(h)	–		0.03	(g)	50.4	(g)
(0.27	) (d)	10	1.01 (g)	,(h)	–		0.55	(g)	47.8	(g)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g)	Computed on an annualized basis.
(h)	Reflects Manager's contractual expense limit.
(i)	Period from November 25, 2014, date operations commenced, through October 31, 2015.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period
TAX-EXEMPT BOND FUND
Institutional shares
2016	(b)	$7.34	$0.15	$0.16	$0.31	($0.14)	($0.14)	$7.51
2015	(g)	7.31	0.14	0.01	0.15	(0.12)	(0.12)	7.34

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC. (unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Expenses to Average Net		Investment Income
		Net Assets, End of	to Average Net		Assets (Excluding Interest Expense		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Fees)		Assets		Turnover Rate

4.19	%(c)	$3,012	0.62%(d),(e)		0.60%(d),(e),(f)		4.03	%(d)	37.2	%(d)

2.07	(c)	345	0.62 (d)	,(e)	0.60 (d)	,(e),(f)	4.15	(d)	21.0	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2016.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Reflects Manager's contractual expense limit.
(f)	Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(g)	Period from May 18, 2015, date operations commenced, through October 31, 2015.

See accompanying notes.

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS,INC.
April 30, 2016 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs (for Class J shares only), including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees (for certain share classes); and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid Income Fund, Principal LifeTime Strategic Income Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30,2016), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA or 403(b) accounts within Class J shares, respectively. R-1, R-2, R-3, R-4, R-5 and R-6 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

			Actual				Hypothetical
Expenses Paid
				During Period		Beginning	Ending	Expenses Paid
		Beginning	Ending	November 1,		Account Value	Account	During Period	Annualized
		Account Value	Account Value	2015 to April		November 1,	Value	November 1, 2015	Expense
		November 1, 2015	April 30, 2016	30, 2016	(a)	2015	April 30, 2016	to April 30, 2016(a)	Ratio
	California Municipal Fund
	Institutional	$1,000.00	$1,049.14	$3.21		$1,000.00	$1,021.73	$3.17	0.63%

	California Municipal Fund
	(Excluding Interest Expense and Fees)
	Institutional	1,000.00	1,049.10	3.06		1,000.00	1,021.84	3.02	0.60

	Core Plus Bond Fund
	Class J	1,000.00	1,021.80	4.12		1,000.00	1,020.79	4.12	0.82
	Institutional	1,000.00	1,024.51	2.52		1,000.00	1,022.38	2.51	0.50
R	-1	1,000.00	1,020.08	6.93		1,000.00	1,018.00	6.92	1.38
R	-2	1,000.00	1,020.02	6.28		1,000.00	1,018.65	6.27	1.25
R	-3	1,000.00	1,021.78	5.38		1,000.00	1,019.54	5.37	1.07
R	-4	1,000.00	1,022.29	4.42		1,000.00	1,020.49	4.42	0.88
R	-5	1,000.00	1,023.33	3.82		1,000.00	1,021.08	3.82	0.76

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)

			Actual				Hypothetical
Expenses Paid
				During Period		Beginning	Ending	Expenses Paid
		Beginning	Ending	November 1,		Account Value	Account	During Period	Annualized
		Account Value	Account Value	2015 to April		November 1,	Value	November 1, 2015	Expense
		November 1, 2015	April 30, 2016	30, 2016	(a)	2015	April 30, 2016	to April 30, 2016(a)	Ratio
	Diversified International Fund
	Class J	$1,000.00	$981.89	$5.81		$1,000.00	$1,019.00	$5.92	1.18%
	Institutional	1,000.00	983.43	4.19		1,000.00	1,020.64	4.27	0.85
R	-1	1,000.00	979.23	8.51		1,000.00	1,016.26	8.67	1.73
R	-2	1,000.00	980.42	7.88		1,000.00	1,016.91	8.02	1.60
R	-3	1,000.00	981.52	7.00		1,000.00	1,017.80	7.12	1.42
R	-4	1,000.00	981.33	6.06		1,000.00	1,018.75	6.17	1.23
R	-5	1,000.00	981.72	5.47		1,000.00	1,019.34	5.57	1.11

	Equity Income Fund
	Institutional	1,000.00	1,017.98	2.61		1,000.00	1,022.28	2.61	0.52
R	-1	1,000.00	1,013.22	6.96		1,000.00	1,017.95	6.97	1.39
R	-2	1,000.00	1,014.21	6.31		1,000.00	1,018.60	6.32	1.26
R	-3	1,000.00	1,014.80	5.41		1,000.00	1,019.49	5.42	1.08
R	-4	1,000.00	1,016.14	4.46		1,000.00	1,020.44	4.47	0.89
R	-5	1,000.00	1,016.30	3.86		1,000.00	1,021.03	3.87	0.77

	Global Diversified Income Fund
	Institutional	1,000.00	1,013.72	4.26		1,000.00	1,020.64	4.27	0.85

	Global Diversified Income Fund (Excluding
	(Dividends and Interest Expense on Short Sales
	and Short Sale Fees)
	Institutional	1,000.00	1,013.70	3.86		1,000.00	1,020.99	3.88	0.77

	Global Real Estate Securities Fund
	Institutional	1,000.00	1,010.89	4.50		1,000.00	1,020.39	4.52	0.90
R	-3	1,000.00	1,058.54	2.40	(b)	1,000.00	1,017.80	7.12	1.42
R	-4	1,000.00	1,058.68	2.08	(b)	1,000.00	1,018.75	6.17	1.23
R	-5	1,000.00	1,058.79	1.87	(b)	1,000.00	1,019.34	5.57	1.11
R	-6	1,000.00	1,011.99	4.70		1,000.00	1,020.19	4.72	0.94

	Government & High Quality Bond Fund
	Class J	1,000.00	1,017.35	4.06		1,000.00	1,020.84	4.07	0.81
	Institutional	1,000.00	1,018.79	2.66		1,000.00	1,022.23	2.66	0.53
R	-1	1,000.00	1,014.92	6.46		1,000.00	1,018.45	6.47	1.29
R	-2	1,000.00	1,015.58	5.81		1,000.00	1,019.10	5.82	1.16
R	-3	1,000.00	1,016.49	4.91		1,000.00	1,019.99	4.92	0.98
R	-4	1,000.00	1,017.44	3.96		1,000.00	1,020.93	3.97	0.79
R	-5	1,000.00	1,018.04	3.36		1,000.00	1,021.53	3.37	0.67

	High Yield Fund
	Institutional	1,000.00	1,009.72	3.05		1,000.00	1,021.83	3.07	0.61

	High Yield Fund I
	Institutional	1,000.00	1,015.34	3.36		1,000.00	1,021.53	3.37	0.67

	Income Fund
	Class J	1,000.00	1,021.73	3.82		1,000.00	1,021.08	3.82	0.76
	Institutional	1,000.00	1,023.09	2.46		1,000.00	1,022.43	2.46	0.49
R	-1	1,000.00	1,018.68	6.83		1,000.00	1,018.10	6.82	1.36
R	-2	1,000.00	1,019.32	6.18		1,000.00	1,018.75	6.17	1.23
R	-3	1,000.00	1,020.22	5.27		1,000.00	1,019.64	5.27	1.05
R	-4	1,000.00	1,021.19	4.32		1,000.00	1,020.59	4.32	0.86
R	-5	1,000.00	1,021.83	3.72		1,000.00	1,021.18	3.72	0.74
R	-6	1,000.00	1,022.80	2.77		1,000.00	1,022.13	2.77	0.55

	Inflation Protection Fund
	Class J	1,000.00	1,027.77	5.34		1,000.00	1,019.59	5.32	1.06
	Institutional	1,000.00	1,031.26	1.97		1,000.00	1,022.92	1.96	0.39
R	-1	1,000.00	1,026.70	6.35		1,000.00	1,018.60	6.32	1.26
R	-2	1,000.00	1,026.86	5.69		1,000.00	1,019.24	5.67	1.13
R	-3	1,000.00	1,028.29	4.79		1,000.00	1,020.14	4.77	0.95
R	-4	1,000.00	1,029.77	3.84		1,000.00	1,021.08	3.82	0.76
R	-5	1,000.00	1,029.79	3.23		1,000.00	1,021.68	3.22	0.64

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)

			Actual				Hypothetical
Expenses Paid
				During Period		Beginning	Ending	Expenses Paid
		Beginning	Ending	November 1,		Account Value	Account	During Period	Annualized
		Account Value	Account Value	2015 to April		November 1,	Value	November 1, 2015	Expense
		November 1, 2015	April 30, 2016	30, 2016	(a)	2015	April 30, 2016	to April 30, 2016(a)	Ratio
	International Emerging Markets Fund
	Class J	$1,000.00	$971.25	$8.09		$1,000.00	$1,016.66	$8.27	1.65%
	Institutional	1,000.00	973.37	6.23		1,000.00	1,018.55	6.37	1.27
R	-1	1,000.00	968.69	10.43		1,000.00	1,014.27	10.67	2.13
R	-2	1,000.00	969.45	9.79		1,000.00	1,014.92	10.02	2.00
R	-3	1,000.00	970.57	8.92		1,000.00	1,015.81	9.12	1.82
R	-4	1,000.00	971.14	7.99		1,000.00	1,016.76	8.17	1.63
R	-5	1,000.00	971.51	7.40		1,000.00	1,017.35	7.57	1.51

	International Fund I
	Institutional	1,000.00	939.13	4.72		1,000.00	1,019.99	4.92	0.98
R	-1	1,000.00	935.17	8.76		1,000.00	1,015.81	9.12	1.82
R	-2	1,000.00	935.46	8.13		1,000.00	1,016.46	8.47	1.69
R	-3	1,000.00	936.74	7.27		1,000.00	1,017.35	7.57	1.51
R	-4	1,000.00	936.77	6.36		1,000.00	1,018.30	6.62	1.32
R	-5	1,000.00	937.36	5.78		1,000.00	1,018.90	6.02	1.20

	LargeCap Growth Fund
	Class J	1,000.00	945.93	4.64		1,000.00	1,020.09	4.82	0.96
	Institutional	1,000.00	947.90	3.20		1,000.00	1,021.58	3.32	0.66
R	-1	1,000.00	944.67	7.30		1,000.00	1,017.35	7.57	1.51
R	-2	1,000.00	944.60	6.67		1,000.00	1,018.00	6.92	1.38
R	-3	1,000.00	945.55	5.80		1,000.00	1,018.90	6.02	1.20
R	-4	1,000.00	946.25	4.89		1,000.00	1,019.84	5.07	1.01
R	-5	1,000.00	946.73	4.31		1,000.00	1,020.44	4.47	0.89

	LargeCap Growth Fund I
	Class J	1,000.00	965.09	4.59		1,000.00	1,020.19	4.72	0.94
	Institutional	1,000.00	966.66	3.03		1,000.00	1,021.78	3.12	0.62
R	-1	1,000.00	962.36	7.17		1,000.00	1,017.55	7.37	1.47
R	-2	1,000.00	963.23	6.54		1,000.00	1,018.20	6.72	1.34
R	-3	1,000.00	963.75	5.66		1,000.00	1,019.10	5.82	1.16
R	-4	1,000.00	964.91	4.74		1,000.00	1,020.04	4.87	0.97
R	-5	1,000.00	965.16	4.15		1,000.00	1,020.64	4.27	0.85
R	-6	1,000.00	966.01	3.18		1,000.00	1,021.63	3.27	0.65

	LargeCap Growth Fund II
	Class J	1,000.00	979.99	6.01		1,000.00	1,018.80	6.12	1.22
	Institutional	1,000.00	981.80	4.24		1,000.00	1,020.59	4.32	0.86
R	-1	1,000.00	978.03	8.56		1,000.00	1,016.21	8.72	1.74
R	-2	1,000.00	978.42	7.92		1,000.00	1,016.86	8.07	1.61
R	-3	1,000.00	979.31	7.04		1,000.00	1,017.75	7.17	1.43
R	-4	1,000.00	980.22	6.11		1,000.00	1,018.70	6.22	1.24
R	-5	1,000.00	981.95	5.52		1,000.00	1,019.29	5.62	1.12

	LargeCap S&P 500 Index Fund
	Class J	1,000.00	1,002.08	1.94		1,000.00	1,022.92	1.96	0.39
	Institutional	1,000.00	1,003.54	0.80		1,000.00	1,024.07	0.81	0.16
R	-1	1,000.00	998.95	5.17		1,000.00	1,019.69	5.22	1.04
R	-2	1,000.00	999.50	4.52		1,000.00	1,020.34	4.57	0.91
R	-3	1,000.00	1,000.82	3.63		1,000.00	1,021.23	3.67	0.73
R	-4	1,000.00	1,001.65	2.69		1,000.00	1,022.18	2.72	0.54
R	-5	1,000.00	1,002.77	2.09		1,000.00	1,022.77	2.11	0.42

	LargeCap Value Fund
	Class J	1,000.00	977.37	3.69		1,000.00	1,021.13	3.77	0.75
	Institutional	1,000.00	978.97	2.12		1,000.00	1,022.73	2.16	0.43
R	-1	1,000.00	975.21	6.38		1,000.00	1,018.40	6.52	1.30
R	-2	1,000.00	975.96	5.75		1,000.00	1,019.05	5.87	1.17
R	-3	1,000.00	976.10	4.86		1,000.00	1,019.94	4.97	0.99
R	-4	1,000.00	977.93	3.93		1,000.00	1,020.89	4.02	0.80
R	-5	1,000.00	977.42	3.34		1,000.00	1,021.48	3.42	0.68

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)

			Actual				Hypothetical
Expenses Paid
				During Period		Beginning	Ending	Expenses Paid
		Beginning	Ending	November 1,		Account Value	Account	During Period	Annualized
		Account Value	Account Value	2015 to April		November 1,	Value	November 1, 2015	Expense
		November 1, 2015	April 30, 2016	30, 2016	(a)	2015	April 30, 2016	to April 30, 2016(a)	Ratio
	LargeCap Value Fund III
	Class J	$1,000.00	$1,002.13	$5.43		$1,000.00	$1,019.44	$5.47	1.09%
	Institutional	1,000.00	1,003.52	3.84		1,000.00	1,021.03	3.87	0.77
R	-1	1,000.00	998.57	8.20		1,000.00	1,016.66	8.27	1.65
R	-2	1,000.00	998.98	7.55		1,000.00	1,017.30	7.62	1.52
R	-3	1,000.00	1,000.12	6.66		1,000.00	1,018.20	6.72	1.34
R	-4	1,000.00	1,000.97	5.72		1,000.00	1,019.14	5.77	1.15
R	-5	1,000.00	1,002.33	5.13		1,000.00	1,019.74	5.17	1.03

	MidCap Fund
	Class J	1,000.00	998.36	4.07		1,000.00	1,020.79	4.12	0.82
	Institutional	1,000.00	998.80	3.38		1,000.00	1,021.48	3.42	0.68
R	-1	1,000.00	994.86	7.29		1,000.00	1,017.55	7.37	1.47
R	-2	1,000.00	995.90	6.65		1,000.00	1,018.20	6.72	1.34
R	-3	1,000.00	996.93	5.76		1,000.00	1,019.10	5.82	1.16
R	-4	1,000.00	997.51	4.82		1,000.00	1,020.04	4.87	0.97
R	-5	1,000.00	998.42	4.22		1,000.00	1,020.64	4.27	0.85

	MidCap Growth Fund
	Class J	1,000.00	936.18	5.34		1,000.00	1,019.34	5.57	1.11
	Institutional	1,000.00	937.57	3.61		1,000.00	1,021.13	3.77	0.75
R	-1	1,000.00	934.14	7.45		1,000.00	1,017.16	7.77	1.55
R	-2	1,000.00	933.90	6.83		1,000.00	1,017.80	7.12	1.42
R	-3	1,000.00	935.94	5.97		1,000.00	1,018.70	6.22	1.24
R	-4	1,000.00	936.10	5.05		1,000.00	1,019.64	5.27	1.05
R	-5	1,000.00	938.17	4.48		1,000.00	1,020.24	4.67	0.93

	MidCap Growth Fund III
	Class J	1,000.00	978.12	6.39		1,000.00	1,018.40	6.52	1.30
	Institutional	1,000.00	980.45	4.68		1,000.00	1,020.14	4.77	0.95
R	-1	1,000.00	975.05	8.99		1,000.00	1,015.76	9.17	1.83
R	-2	1,000.00	975.93	8.35		1,000.00	1,016.41	8.52	1.70
R	-3	1,000.00	977.51	7.47		1,000.00	1,017.30	7.62	1.52
R	-4	1,000.00	978.02	6.54		1,000.00	1,018.25	6.67	1.33
R	-5	1,000.00	978.79	5.95		1,000.00	1,018.85	6.07	1.21

	MidCap S&P 400 Index Fund
	Class J	1,000.00	1,017.70	2.41		1,000.00	1,022.48	2.41	0.48
	Institutional	1,000.00	1,019.09	1.00		1,000.00	1,023.87	1.01	0.20
R	-1	1,000.00	1,014.85	5.21		1,000.00	1,019.69	5.22	1.04
R	-2	1,000.00	1,015.65	4.56		1,000.00	1,020.34	4.57	0.91
R	-3	1,000.00	1,016.52	3.66		1,000.00	1,021.23	3.67	0.73
R	-4	1,000.00	1,017.66	2.71		1,000.00	1,022.18	2.72	0.54
R	-5	1,000.00	1,017.66	2.11		1,000.00	1,022.77	2.11	0.42

	MidCap Value Fund I
	Class J	1,000.00	991.47	6.24		1,000.00	1,018.60	6.32	1.26
	Institutional	1,000.00	993.38	4.71		1,000.00	1,020.14	4.77	0.95
R	-1	1,000.00	988.75	8.95		1,000.00	1,015.86	9.07	1.81
R	-2	1,000.00	989.52	8.31		1,000.00	1,016.51	8.42	1.68
R	-3	1,000.00	990.51	7.42		1,000.00	1,017.40	7.52	1.50
R	-4	1,000.00	991.15	6.49		1,000.00	1,018.35	6.57	1.31
R	-5	1,000.00	991.90	5.89		1,000.00	1,018.95	5.97	1.19

	MidCap Value Fund III
	Class J	1,000.00	987.96	4.50		1,000.00	1,020.34	4.57	0.91
	Institutional	1,000.00	988.73	3.21		1,000.00	1,021.63	3.27	0.65
R	-1	1,000.00	984.56	7.45		1,000.00	1,017.35	7.57	1.51
R	-2	1,000.00	985.75	6.81		1,000.00	1,018.00	6.92	1.38
R	-3	1,000.00	986.15	5.93		1,000.00	1,018.90	6.02	1.20
R	-4	1,000.00	986.83	4.99		1,000.00	1,019.84	5.07	1.01
R	-5	1,000.00	987.32	4.40		1,000.00	1,020.44	4.47	0.89
R	-6	1,000.00	988.60	3.41		1,000.00	1,021.43	3.47	0.69

	Money Market Fund
	Class J	1,000.00	1,000.00	2.09		1,000.00	1,022.77	2.11	0.42
	Institutional	1,000.00	1,000.00	2.09		1,000.00	1,022.77	2.11	0.42

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)

			Actual				Hypothetical
Expenses Paid
				During Period		Beginning	Ending	Expenses Paid
		Beginning	Ending	November 1,		Account Value	Account	During Period	Annualized
		Account Value	Account Value	2015 to April		November 1,	Value	November 1, 2015	Expense
		November 1, 2015	April 30, 2016	30, 2016	(a)	2015	April 30, 2016	to April 30, 2016(a)	Ratio
	Overseas Fund
	Institutional	$1,000.00	$960.21	$5.17		$1,000.00	$1,019.59	$5.32	1.06%
R	-1	1,000.00	954.90	9.43		1,000.00	1,015.22	9.72	1.94
R	-2	1,000.00	956.74	8.81		1,000.00	1,015.86	9.07	1.81
R	-3	1,000.00	956.76	7.93		1,000.00	1,016.76	8.17	1.63
R	-4	1,000.00	958.26	7.01		1,000.00	1,017.70	7.22	1.44
R	-5	1,000.00	958.49	6.43		1,000.00	1,018.30	6.62	1.32

	Principal Capital Appreciation Fund
	Institutional	1,000.00	993.59	2.33		1,000.00	1,022.53	2.36	0.47
R	-1	1,000.00	989.28	6.63		1,000.00	1,018.20	6.72	1.34
R	-2	1,000.00	990.03	5.99		1,000.00	1,018.85	6.07	1.21
R	-3	1,000.00	990.91	5.10		1,000.00	1,019.74	5.17	1.03
R	-4	1,000.00	991.79	4.16		1,000.00	1,020.69	4.22	0.84
R	-5	1,000.00	992.47	3.57		1,000.00	1,021.28	3.62	0.72

	Principal LifeTime 2010 Fund
	Class J	1,000.00	1,004.82	1.15		1,000.00	1,023.72	1.16	0.23
	Institutional	1,000.00	1,005.99	0.15		1,000.00	1,024.71	0.15	0.03
R	-1	1,000.00	1,001.54	4.53		1,000.00	1,020.34	4.57	0.91
R	-2	1,000.00	1,001.89	3.88		1,000.00	1,020.98	3.92	0.78
R	-3	1,000.00	1,003.34	2.99		1,000.00	1,021.88	3.02	0.60
R	-4	1,000.00	1,004.55	2.04		1,000.00	1,022.82	2.06	0.41
R	-5	1,000.00	1,004.52	1.45		1,000.00	1,023.42	1.46	0.29

	Principal LifeTime 2015 Fund
	Institutional	1,000.00	1,002.82	0.15		1,000.00	1,024.71	0.15	0.03
R	-1	1,000.00	999.01	4.52		1,000.00	1,020.34	4.57	0.91
R	-2	1,000.00	999.26	3.88		1,000.00	1,020.98	3.92	0.78
R	-3	1,000.00	1,000.09	2.98		1,000.00	1,021.88	3.02	0.60
R	-4	1,000.00	1,000.60	2.04		1,000.00	1,022.82	2.06	0.41
R	-5	1,000.00	1,001.94	1.44		1,000.00	1,023.42	1.46	0.29

	Principal LifeTime 2020 Fund
	Class J	1,000.00	999.90	1.09		1,000.00	1,023.77	1.11	0.22
	Institutional	1,000.00	1,000.31	0.15		1,000.00	1,024.71	0.15	0.03
R	-1	1,000.00	995.97	4.47		1,000.00	1,020.39	4.52	0.90
R	-2	1,000.00	996.14	3.82		1,000.00	1,021.03	3.87	0.77
R	-3	1,000.00	998.01	2.93		1,000.00	1,021.93	2.97	0.59
R	-4	1,000.00	999.08	1.99		1,000.00	1,022.87	2.01	0.40
R	-5	1,000.00	999.64	1.39		1,000.00	1,023.47	1.41	0.28

	Principal LifeTime 2025 Fund
	Institutional	1,000.00	998.64	0.15		1,000.00	1,024.71	0.15	0.03
R	-1	1,000.00	993.74	4.51		1,000.00	1,020.34	4.57	0.91
R	-2	1,000.00	994.09	3.87		1,000.00	1,020.98	3.92	0.78
R	-3	1,000.00	995.10	2.98		1,000.00	1,021.88	3.02	0.60
R	-4	1,000.00	995.56	2.03		1,000.00	1,022.82	2.06	0.41
R	-5	1,000.00	996.80	1.44		1,000.00	1,023.42	1.46	0.29

	Principal LifeTime 2030 Fund
	Class J	1,000.00	993.20	1.14		1,000.00	1,023.72	1.16	0.23
	Institutional	1,000.00	993.73	0.15		1,000.00	1,024.71	0.15	0.03
R	-1	1,000.00	989.80	4.45		1,000.00	1,020.39	4.52	0.90
R	-2	1,000.00	990.93	3.81		1,000.00	1,021.03	3.87	0.77
R	-3	1,000.00	991.46	2.92		1,000.00	1,021.93	2.97	0.59
R	-4	1,000.00	992.11	1.98		1,000.00	1,022.87	2.01	0.40
R	-5	1,000.00	993.08	1.39		1,000.00	1,023.47	1.41	0.28

	Principal LifeTime 2035 Fund
	Institutional	1,000.00	989.08	0.15		1,000.00	1,024.71	0.15	0.03
R	-1	1,000.00	985.42	4.49		1,000.00	1,020.34	4.57	0.91
R	-2	1,000.00	986.07	3.85		1,000.00	1,020.98	3.92	0.78
R	-3	1,000.00	986.17	2.96		1,000.00	1,021.88	3.02	0.60
R	-4	1,000.00	987.71	2.03		1,000.00	1,022.82	2.06	0.41
R	-5	1,000.00	988.07	1.43		1,000.00	1,023.42	1.46	0.29

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)

			Actual				Hypothetical
Expenses Paid
				During Period		Beginning	Ending	Expenses Paid
		Beginning	Ending	November 1,		Account Value	Account	During Period	Annualized
	Account Value		Account Value	2015 to April		November 1,	Value	November 1, 2015	Expense
	November 1, 2015		April 30, 2016	30, 2016	(a)	2015	April 30, 2016	to April 30, 2016(a)	Ratio
	Principal LifeTime 2040 Fund
	Class J	$1,000.00	$986.90	$1.28		$1,000.00	$1,023.57	$1.31	0.26%
	Institutional	1,000.00	987.89	0.15		1,000.00	1,024.71	0.15	0.03
R	-1	1,000.00	983.56	4.44		1,000.00	1,020.39	4.52	0.90
R	-2	1,000.00	983.91	3.80		1,000.00	1,021.03	3.87	0.77
R	-3	1,000.00	984.78	2.91		1,000.00	1,021.93	2.97	0.59
R	-4	1,000.00	985.99	1.98		1,000.00	1,022.87	2.01	0.40
R	-5	1,000.00	986.48	1.38		1,000.00	1,023.47	1.41	0.28

	Principal LifeTime 2045 Fund
	Institutional	1,000.00	986.16	0.20		1,000.00	1,024.66	0.20	0.04
R	-1	1,000.00	981.55	4.48		1,000.00	1,020.34	4.57	0.91
R	-2	1,000.00	982.97	3.85		1,000.00	1,020.98	3.92	0.78
R	-3	1,000.00	983.44	2.96		1,000.00	1,021.88	3.02	0.60
R	-4	1,000.00	984.09	2.02		1,000.00	1,022.82	2.06	0.41
R	-5	1,000.00	985.04	1.43		1,000.00	1,023.42	1.46	0.29

	Principal LifeTime 2050 Fund
	Class J	1,000.00	983.87	1.78		1,000.00	1,023.07	1.81	0.36
	Institutional	1,000.00	985.25	0.15		1,000.00	1,024.71	0.15	0.03
R	-1	1,000.00	981.06	4.48		1,000.00	1,020.34	4.57	0.91
R	-2	1,000.00	980.85	3.84		1,000.00	1,020.98	3.92	0.78
R	-3	1,000.00	981.73	2.96		1,000.00	1,021.88	3.02	0.60
R	-4	1,000.00	982.91	2.02		1,000.00	1,022.82	2.06	0.41
R	-5	1,000.00	983.90	1.43		1,000.00	1,023.42	1.46	0.29

	Principal LifeTime 2055 Fund
	Institutional	1,000.00	984.39	0.25		1,000.00	1,024.61	0.25	0.05
R	-1	1,000.00	980.16	4.48		1,000.00	1,020.34	4.57	0.91
R	-2	1,000.00	980.31	3.84		1,000.00	1,020.98	3.92	0.78
R	-3	1,000.00	982.09	2.96		1,000.00	1,021.88	3.02	0.60
R	-4	1,000.00	982.53	2.02		1,000.00	1,022.82	2.06	0.41
R	-5	1,000.00	983.39	1.43		1,000.00	1,023.42	1.46	0.29

	Principal LifeTime 2060 Fund
	Class J	1,000.00	982.27	1.97		1,000.00	1,022.87	2.01	0.40
	Institutional	1,000.00	983.22	0.30		1,000.00	1,024.57	0.30	0.06
R	-1	1,000.00	978.87	4.53		1,000.00	1,020.29	4.62	0.92
R	-2	1,000.00	979.84	3.89		1,000.00	1,020.93	3.97	0.79
R	-3	1,000.00	981.20	3.00		1,000.00	1,021.83	3.07	0.61
R	-4	1,000.00	982.12	2.07		1,000.00	1,022.77	2.11	0.42
R	-5	1,000.00	981.94	1.48		1,000.00	1,023.37	1.51	0.30

	Principal LifeTime Hybrid 2015 Fund
	Institutional	1,000.00	1,010.92	0.30		1,000.00	1,024.57	0.30	0.06
R	-6	1,000.00	1,010.92	0.15		1,000.00	1,024.71	0.15	0.03

	Principal LifeTime Hybrid 2020 Fund
	Institutional	1,000.00	1,008.19	0.30		1,000.00	1,024.57	0.30	0.06
R	-6	1,000.00	1,009.21	0.15		1,000.00	1,024.71	0.15	0.03

	Principal LifeTime Hybrid 2025 Fund
	Institutional	1,000.00	1,005.63	0.30		1,000.00	1,024.57	0.30	0.06
R	-6	1,000.00	1,006.63	0.15		1,000.00	1,024.71	0.15	0.03

	Principal LifeTime Hybrid 2030 Fund
	Institutional	1,000.00	1,005.63	0.30		1,000.00	1,024.57	0.30	0.06
R	-6	1,000.00	1,005.63	0.15		1,000.00	1,024.71	0.15	0.03

	Principal LifeTime Hybrid 2035 Fund
	Institutional	1,000.00	1,003.51	0.30		1,000.00	1,024.57	0.30	0.06
R	-6	1,000.00	1,003.51	0.15		1,000.00	1,024.71	0.15	0.03

	Principal LifeTime Hybrid 2040 Fund
	Institutional	1,000.00	1,002.36	0.30		1,000.00	1,024.57	0.30	0.06
R	-6	1,000.00	1,003.37	0.15		1,000.00	1,024.71	0.15	0.03

	Principal LifeTime Hybrid 2045 Fund
	Institutional	1,000.00	1,001.39	0.30		1,000.00	1,024.57	0.30	0.06
R	-6	1,000.00	1,001.39	0.15		1,000.00	1,024.71	0.15	0.03

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)

			Actual				Hypothetical
Expenses Paid
				During Period		Beginning	Ending	Expenses Paid
		Beginning	Ending	November 1,		Account Value	Account	During Period	Annualized
	Account Value		Account Value	2015 to April		November 1,	Value	November 1, 2015	Expense
	November 1, 2015		April 30, 2016	30, 2016	(a)	2015	April 30, 2016	to April 30, 2016(a)	Ratio
	Principal LifeTime Hybrid 2050 Fund
	Institutional	$1,000.00	$1,001.25	$0.30		$1,000.00	$1,024.57	$0.30	0.06%
R	-6	1,000.00	1,000.24	0.15		1,000.00	1,024.71	0.15	0.03

	Principal LifeTime Hybrid 2055 Fund
	Institutional	1,000.00	1,001.15	0.30		1,000.00	1,024.57	0.30	0.06
R	-6	1,000.00	1,001.15	0.15		1,000.00	1,024.71	0.15	0.03

	Principal LifeTime Hybrid 2060 Fund
	Institutional	1,000.00	1,001.35	0.30		1,000.00	1,024.57	0.30	0.06
R	-6	1,000.00	1,002.35	0.15		1,000.00	1,024.71	0.15	0.03

	Principal LifeTime Hybrid Income Fund
	Institutional	1,000.00	1,016.21	0.30		1,000.00	1,024.57	0.30	0.06
R	-6	1,000.00	1,017.25	0.15		1,000.00	1,024.71	0.15	0.03

	Principal LifeTime Strategic Income Fund
	Class J	1,000.00	1,011.18	1.35		1,000.00	1,023.52	1.36	0.27
	Institutional	1,000.00	1,012.58	0.15		1,000.00	1,024.71	0.15	0.03
R	-1	1,000.00	1,008.88	4.55		1,000.00	1,020.34	4.57	0.91
R	-2	1,000.00	1,009.61	3.90		1,000.00	1,020.98	3.92	0.78
R	-3	1,000.00	1,009.76	3.00		1,000.00	1,021.88	3.02	0.60
R	-4	1,000.00	1,010.16	2.05		1,000.00	1,022.82	2.06	0.41
R	-5	1,000.00	1,011.40	1.45		1,000.00	1,023.42	1.46	0.29

	Real Estate Securities Fund
	Class J	1,000.00	1,038.91	5.73		1,000.00	1,019.24	5.67	1.13
	Institutional	1,000.00	1,039.83	4.46		1,000.00	1,020.49	4.42	0.88
R	-1	1,000.00	1,035.87	8.61		1,000.00	1,016.41	8.52	1.70
R	-2	1,000.00	1,036.58	7.95		1,000.00	1,017.06	7.87	1.57
R	-3	1,000.00	1,036.99	7.04		1,000.00	1,017.95	6.97	1.39
R	-4	1,000.00	1,038.42	6.08		1,000.00	1,018.90	6.02	1.20
R	-5	1,000.00	1,039.31	5.48		1,000.00	1,019.49	5.42	1.08

	SAM Balanced Portfolio
	Class J	1,000.00	1,000.16	2.49		1,000.00	1,022.38	2.51	0.50
	Institutional	1,000.00	1,001.70	1.59		1,000.00	1,023.27	1.61	0.32
R	-1	1,000.00	996.80	5.91		1,000.00	1,018.95	5.97	1.19
R	-2	1,000.00	997.38	5.26		1,000.00	1,019.59	5.32	1.06
R	-3	1,000.00	998.96	4.37		1,000.00	1,020.49	4.42	0.88
R	-4	1,000.00	999.80	3.43		1,000.00	1,021.43	3.47	0.69
R	-5	1,000.00	999.73	2.83		1,000.00	1,022.03	2.87	0.57

	SAM Conservative Balanced Portfolio
	Class J	1,000.00	1,005.39	2.49		1,000.00	1,022.38	2.51	0.50
	Institutional	1,000.00	1,006.29	1.60		1,000.00	1,023.27	1.61	0.32
R	-1	1,000.00	1,002.00	5.92		1,000.00	1,018.95	5.97	1.19
R	-2	1,000.00	1,003.35	5.28		1,000.00	1,019.59	5.32	1.06
R	-3	1,000.00	1,003.51	4.38		1,000.00	1,020.49	4.42	0.88
R	-4	1,000.00	1,004.41	3.44		1,000.00	1,021.43	3.47	0.69
R	-5	1,000.00	1,005.03	2.84		1,000.00	1,022.03	2.87	0.57

	SAM Conservative Growth Portfolio
	Class J	1,000.00	992.48	2.58		1,000.00	1,022.28	2.61	0.52
	Institutional	1,000.00	993.30	1.59		1,000.00	1,023.27	1.61	0.32
R	-1	1,000.00	988.97	5.88		1,000.00	1,018.95	5.97	1.19
R	-2	1,000.00	989.92	5.24		1,000.00	1,019.59	5.32	1.06
R	-3	1,000.00	990.79	4.36		1,000.00	1,020.49	4.42	0.88
R	-4	1,000.00	991.90	3.42		1,000.00	1,021.43	3.47	0.69
R	-5	1,000.00	992.12	2.82		1,000.00	1,022.03	2.87	0.57

	SAM Flexible Income Portfolio
	Class J	1,000.00	1,012.93	2.50		1,000.00	1,022.38	2.51	0.50
	Institutional	1,000.00	1,013.74	1.65		1,000.00	1,023.22	1.66	0.33
R	-1	1,000.00	1,009.54	5.95		1,000.00	1,018.95	5.97	1.19
R	-2	1,000.00	1,010.07	5.30		1,000.00	1,019.59	5.32	1.06
R	-3	1,000.00	1,010.98	4.40		1,000.00	1,020.49	4.42	0.88
R	-4	1,000.00	1,011.93	3.45		1,000.00	1,021.43	3.47	0.69
R	-5	1,000.00	1,012.55	2.85		1,000.00	1,022.03	2.87	0.57

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2016 (unaudited)

			Actual				Hypothetical
Expenses Paid
				During Period		Beginning	Ending	Expenses Paid
		Beginning	Ending	November 1,		Account Value	Account	During Period	Annualized
		Account Value	Account Value	2015 to April		November 1,	Value	November 1, 2015	Expense
		November 1, 2015	April 30, 2016	30, 2016	(a)	2015	April 30, 2016	to April 30, 2016(a)	Ratio
	SAM Strategic Growth Portfolio
	Class J	$1,000.00	$985.35	$2.62		$1,000.00	$1,022.23	$2.66	0.53%
	Institutional	1,000.00	986.59	1.58		1,000.00	1,023.27	1.61	0.32
R	-1	1,000.00	982.47	5.87		1,000.00	1,018.95	5.97	1.19
R	-2	1,000.00	982.78	5.23		1,000.00	1,019.59	5.32	1.06
R	-3	1,000.00	983.67	4.34		1,000.00	1,020.49	4.42	0.88
R	-4	1,000.00	984.74	3.40		1,000.00	1,021.43	3.47	0.69
R	-5	1,000.00	985.13	2.81		1,000.00	1,022.03	2.87	0.57

	Short-Term Income Fund
	Class J	1,000.00	1,010.62	3.55		1,000.00	1,021.33	3.57	0.71
	Institutional	1,000.00	1,011.98	2.15		1,000.00	1,022.73	2.16	0.43
R	-1	1,000.00	1,007.66	6.49		1,000.00	1,018.40	6.52	1.30
R	-2	1,000.00	1,008.30	5.84		1,000.00	1,019.05	5.87	1.17
R	-3	1,000.00	1,009.20	4.95		1,000.00	1,019.94	4.97	0.99
R	-4	1,000.00	1,011.02	3.95		1,000.00	1,020.93	3.97	0.79
R	-5	1,000.00	1,010.75	3.40		1,000.00	1,021.48	3.42	0.68

	SmallCap Fund
	Class J	1,000.00	948.74	5.09		1,000.00	1,019.64	5.27	1.05
	Institutional	1,000.00	949.32	3.88		1,000.00	1,020.89	4.02	0.80
R	-1	1,000.00	945.80	7.93		1,000.00	1,016.71	8.22	1.64
R	-2	1,000.00	946.32	7.31		1,000.00	1,017.35	7.57	1.51
R	-3	1,000.00	947.33	6.44		1,000.00	1,018.25	6.67	1.33
R	-4	1,000.00	948.48	5.52		1,000.00	1,019.19	5.72	1.14
R	-5	1,000.00	948.46	4.94		1,000.00	1,019.79	5.12	1.02

	SmallCap Growth Fund I
	Class J	1,000.00	954.22	6.80		1,000.00	1,017.90	7.02	1.40
	Institutional	1,000.00	957.12	4.96		1,000.00	1,019.79	5.12	1.02
R	-1	1,000.00	953.11	9.13		1,000.00	1,015.51	9.42	1.88
R	-2	1,000.00	952.88	8.50		1,000.00	1,016.16	8.77	1.75
R	-3	1,000.00	954.09	7.63		1,000.00	1,017.06	7.87	1.57
R	-4	1,000.00	955.28	6.71		1,000.00	1,018.00	6.92	1.38
R	-5	1,000.00	955.94	6.13		1,000.00	1,018.60	6.32	1.26
R	-6	1,000.00	957.08	5.16		1,000.00	1,019.59	5.32	1.06

	SmallCap S&P 600 Index Fund
	Class J	1,000.00	1,013.08	2.25		1,000.00	1,022.63	2.26	0.45
	Institutional	1,000.00	1,014.09	1.00		1,000.00	1,023.87	1.01	0.20
R	-1	1,000.00	1,009.79	5.20		1,000.00	1,019.69	5.22	1.04
R	-2	1,000.00	1,010.73	4.55		1,000.00	1,020.34	4.57	0.91
R	-3	1,000.00	1,011.47	3.65		1,000.00	1,021.23	3.67	0.73
R	-4	1,000.00	1,012.62	2.70		1,000.00	1,022.18	2.72	0.54
R	-5	1,000.00	1,013.00	2.10		1,000.00	1,022.77	2.11	0.42

	SmallCap Value Fund II
	Class J	1,000.00	998.54	6.91		1,000.00	1,017.95	6.97	1.39
	Institutional	1,000.00	1,000.75	4.88		1,000.00	1,019.99	4.92	0.98
R	-1	1,000.00	995.88	9.18		1,000.00	1,015.66	9.27	1.85
R	-2	1,000.00	996.00	8.54		1,000.00	1,016.31	8.62	1.72
R	-3	1,000.00	997.90	7.65		1,000.00	1,017.21	7.72	1.54
R	-4	1,000.00	998.62	6.71		1,000.00	1,018.15	6.77	1.35
R	-5	1,000.00	998.89	6.11		1,000.00	1,018.75	6.17	1.23
R	-6	1,000.00	1,000.79	5.02		1,000.00	1,019.84	5.07	1.01

	Tax-Exempt Bond Fund
	Institutional	1,000.00	1,041.89	3.15		1,000.00	1,021.78	3.12	0.62

	Tax-Exempt Bond Fund
	(Excluding Interest Expense and Fees)
	Institutional	1,000.00	1,040.30	3.04		1,000.00	1,021.84	3.02	0.60

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(b) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (March 1, 2016 to April 30, 2016), multiplied by 60/366 (to reflect the period since inception).

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. and Principal Exchange-Traded Funds which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

Other
Name,		Number of Portfolios	Directorships
Position Held with the Fund,	Principal Occupation(s)	in Fund Complex	Held by Director
Year of Birth	During past 5 years	Overseen by Director	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	123	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	123	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.

Craig Damos	President, The Damos Company	123	Hardin Construction
Director since 2008			Company
Member, Audit Committee
Member, 15(c) Committee
1954

Mark A. Grimmett	Formerly, Executive Vice	123	None
Director since 2004	President and CFO, Merle
Member, Nominating and Governance	Norman Cosmetics, Inc.
Committee
Member, 15(c) Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	123	Focus Products Group
Director since 2005
Member, Operations Committee
Member, 15(c) Committee
1951

Tao Huang	Formerly, Chief Operating	123	Armstrong World
Director since March 2012	Officer, Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
Member, 15(c) Committee
1962

Drew E. Lawton	Formerly, Senior Managing	123	None
Director since March 2016	Director and CEO, New York
Member, Nominating and Governance	Life Insurance Company
Committee
1959

Karen (“Karrie”) McMillan	Managing Director, Patomak	123	None
Director since 2014	Global Partners, LLC.
Member, Operations Committee	Formerly, General Counsel,
1961	Investment Company Institute

Elizabeth A. Nickels	Formerly, Executive Director,	123	Charlotte Russe; Follet
Director since September 2015	Herman Miller Foundation;		Corporation; Herman
Member, Audit Committee	Formerly President, Herman		Miller, Inc.; PetSmart;
1962	Miller Healthcare		SpartanNash; Spectrum
Health Systems

Other
Name,		Number of Portfolios	Directorships
Position Held with the Fund,	Principal Occupation(s)	in Fund Complex	Held by Director
Year of Birth	During past 5 years	Overseen by Director	During Past 5 Years
Daniel Pavelich	Retired.	123	None
Director since 2007
Member, Audit Committee
1944

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Other
		Number of	Directorships
		Portfolios in	Held by
Name,		Fund Complex	Director
Position Held with the Fund,	Principal Occupation(s)	Overseen	During Past 5
Year of Birth	During past 5 years	by Director	Years
Michael J. Beer	Chief Executive Officer, Principal Funds	123	None
Director since 2012	Distributor, Inc. (“PFD”) since 2015
President, Chief Executive Officer	Director, PFD since 2015
Member, Executive Committee	Vice President/Mutual Funds and Broker
1961	Dealer, Principal Life Insurance
Company (“PLIC”) (2001-2014)
Vice President/Chief Operating Officer,
Principal Funds, PLIC (2014-2015)
Executive Director, Principal Funds &
Trust, PLIC since 2015
Director, Principal Management
Corporation, (the “Manager”) (2006-2015)
President & Chief Executive Officer,
the Manager since 2015
Executive Vice President/Chief Operating
Officer, the Manager (2008-2015)
Chair, the Manager since 2015
Director, Principal Securities, Inc. (“PSI”) (2005-
2015)
President, PSI (2005-2015)
Director, Principal Shareholder
Services (“PSS”) (2007-2015)
Chairman, PSS since 2015
President, PSS (2007-2015)
Executive Vice President, PSS since 2015

Nora M. Everett	Director, Edge Asset Management,	123	None
Director since 2008	Inc. (“Edge”) (2008-2011)
Chair	Director, Finisterre Capital LLP since 2011
Member, Executive Committee	Director, Origin Asset Management
1959	LLP since 2011
Chairman, Principal Financial
Advisors, Inc. (“PFA”) (2010-2015)
Chairman, PFD (2011-2015)
Director, PFD (2008-2011)
Senior Vice President/Retirement and
Investor Services, PLIC (2008-2015)
President/Retirement and Investor
Services, PLIC since 2015
Chairman, the Manager (2011-2015)
President, the Manager (2008-2015)
Director, the Manager (2008-2011)
Director, PSI (2008-2011, and since 2015)
Chairman, PSI (2011-2015)
Chief Executive Officer, PSI (2009-2015)
Chairman, PSS (2011-2015)
Director, PSS (2008-2011)

Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA

50392.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, Principal Global Investors, LLC (“PGI”)
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1955

Jennifer A. Block	Counsel, PFD (2009-2013)
Assistant Counsel and Assistant	Counsel, PLIC
Secretary	Counsel, the Manager (2009-2013, 2014 - present)
711 High Street, Des Moines, IA 50392	Counsel, PSI (2009-2013)
1973	Counsel, PSS (2009-2013)

Tracy Bollin	Chief Financial Officer, PFA (2010-2015)
Chief Financial Officer	Senior Vice President, PFD since 2015
711 High Street, Des Moines, IA 50392	Chief Financial Officer, PFD since 2010
1970	Senior Vice President, the Manager since 2015
Chief Financial Officer, the Manager (2010-2015)
Director, the Manager since 2015
Chief Financial Officer, PSI (2010-2015)
Director, PSS since 2015
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)

David J. Brown	Senior Vice President, PFD
Chief Compliance Officer	Chief Compliance Officer-Funds, PLIC since 2016
711 High Street, Des Moines, IA 50392	Vice President/Compliance, PLIC
1960	Senior Vice President, the Manager
Senior Vice President, PSI
Senior Vice President, PSS

Teresa M. Button	Vice President/Treasurer, Edge since 2011
Treasurer	Vice President/Treasurer, PFA since 2011
711 High Street, Des Moines, IA 50392	Vice President/Treasurer, PFD since 2011
1963	Vice President/Treasurer, PGI since 2011
Vice President/Treasurer, PLIC since 2011
Vice President/Treasurer, the Manager since 2011
Vice President/Treasurer, Post since 2011
Vice President/Treasurer, Principal-REI since 2011
Vice President/Treasurer, PSI since 2011
Vice President/Treasurer, PSS since 2011
Treasurer, Spectrum since 2011

Carolyn F. Kolks	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1962

Layne A. Rasmussen	Vice President/Controller – Principal Funds, the Manager
Vice President and Controller
711 High Street, Des Moines, IA 50392
1958

Greg Reymann	Assistant General Counsel, PLIC since 2014
Assistant Counsel	Assistant General Counsel, the Manager since 2015
711 High Street, Des Moines, IA 50392	VP, Chief Compliance Officer and Chief Risk Officer, Transamerica Asset
1958	Management, Inc. (“TAM”) (2010-2012)
Assistant General Counsel, Transamerica Asset Management Group
(2013-2014)
Vice President/CFTC Principal, TAM (2013-2014)

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Teri R. Root	Vice President and Chief Compliance Officer, the Manager since 2015
Deputy Chief Compliance Officer	Compliance Officer, the Manager (2010-2013)
711 High Street, Des Moines, IA 50392	Vice President, PSS since 2015
1979

Britney L. Schnathorst	Counsel, PLIC since 2013
Assistant Counsel	Prior thereto, Attorney in Private Practice
711 High Street, Des Moines, IA 50392
1981

Adam U. Shaikh	Counsel, PFD (2006-2013)
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager (2007-2013, 2014 - present)
1972	Counsel, PSI (2007-2013)
Counsel, PSS (2007-2013)

Dan Westholm	Assistant Vice President/Treasury, PFA since 2013
Assistant Treasurer	Director – Treasury, PFA (2011-2013)
711 High Street, Des Moines, IA 50392	Assistant Vice President/Treasury, PFD since 2013
1966	Director – Treasury, PFD (2011-2013)
Assistant Vice President/Treasury, PLIC since 2014
Director – Treasury, PLIC (2007-2014)
Director – Treasury, the Manager (2003-2013)
Assistant Vice President/Treasury, the Manager since 2013
Assistant Vice President/Treasury, PSI since 2013
Director – Treasury, PSI (2008-2009, 2011-2013)
Assistant Vice President/Treasury, PSS since 2013
Director – Treasury, PSS (2007-2013)

Beth Wilson	Director and Secretary – Funds, PLIC
Vice President and Secretary	Vice President, the Manager (2007-2013)
711 High Street, Des Moines, IA 50392
1956

Clint Woods	Vice President, Associate General Counsel, Governance Officer, and
Counsel	Assistant Corporate Secretary, the Manager since 2015
711 High Street, Des Moines, IA 50392	Associate General Counsel, AEGON USA Investment Management, LLC
1961	(2003 - 2012)
Assistant General Counsel, Assistant Corporate Secretary, Governance
Officer, PLIC (2013-2015)

The 15(c) Committee assists the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act.

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated March 1, 2016, and the Statement of Additional Information dated March 1, 2016. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. approved a Sub-advisory Agreement with Analytic Investors, LLC related to the Global Diversified Income Fund.

Analytic Investors Sub-Advisory Agreement

On March 14, 2016, the Board considered for the Global Diversified Income Fund (the “Fund”) the approval of a sub-advisory agreement between Principal Management Corporation (the “Manager”) and Analytic Investors, LLC (the “Sub-Advisor”) with respect to the Fund (the “Sub-Advisory Agreement”).

Nature, Quality and Extent of Services.

The Board considered the nature, quality and extent of services expected to be provided under the Sub-Advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-Advisor, investment approach of the Sub-Advisor, the experience and skills of the Sub-Advisor’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Advisor’s program for identifying, recommending, monitoring and replacing sub-advisors and that the Advisor recommended the Sub-Advisor based upon that program.

Investment Performance.

The Board reviewed the historical one-year, three-year, five-year and since-inception (April 1, 2004) performance returns as of December 31, 2015 (gross and net of proposed fees) of the Sub-Advisor in a composite with an investment strategy similar to the proposed strategy for the Fund, as compared to a relevant benchmark index for Analytic Investors' investment strategy. The Board concluded, based on the information provided, that the historical investment performance record of the Sub-Advisor was satisfactory.

Fees, Economies of Scale and Profitability.

The Board considered the proposed sub-advisory fees, noting that the Advisor compensates sub-advisors from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the sub-advisory services to be provided to the Fund under the Sub-Advisory Agreement. The Board noted that the proposed subadvisory fee schedule includes breakpoints and concluded that the subadvisory fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels. The Board also reviewed the expected impact on profitability to the Advisor. On the basis of the information provided, the Board concluded that the proposed sub-advisory fees were reasonable.

Other Benefits.

The Board also considered the character and amount of other incidental benefits to be received by the Sub-Advisor. The Board noted that the Sub-advisor did not intend to use soft dollars. The Board concluded that, on the basis of the information provided, the proposed sub-advisory fees were reasonable.

Overall Conclusions.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-Advisory Agreement were fair and reasonable and that approval of the Sub-Advisory Agreement was in the best interests of the Fund.

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Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370

Do not use this address for business correspondence.

Investing involves risk, including possible loss of principal.

Not authorized for distribution unless preceded or accompanied by a current prospectus, or a summary prospectus if available, that includes information about the Fund’s objectives, risks, charges and expenses.

Please read it carefully before investing.

Principal Funds are distributed by Principal Funds Distributor, Inc.

FV382-12 | © 2016 Principal Financial Services, Inc. | 04/2016 | t160404043x

Due to size constraints, this filing is being made in 2 related submissions.  This submission is the first of the 2 related submisions.